As filed with the Securities and Exchange Commission on September 2, 2021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-851-9777

Erin Nelson, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

Transamerica Series Trust Semi-Annual Report

June 30, 2021

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual reports for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Dear Contract Holder,

On behalf of Transamerica Series Trust, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides you with information about the investments of your Portfolio(s). The Securities and Exchange Commission requires that notice of internet availability of annual and semi-annual reports, or paper copies of such reports if so requested, be provided to all contract holders. We believe this to be an important part of the investment process. This report provides detailed information about your Portfolio(s) for the six-month period ended June 30, 2021.

We believe it is important to understand market conditions over the period to provide a context for reading this report. The period began in January 2021 with COVID-19 case trends exceeding their highest levels ever; however, by springtime, COVID-19 vaccine distribution ramped up considerably reaching widespread segments of the U.S. population. Active cases and fatalities declined rapidly as plans to re-open the economy soon dovetailed with expectations of economic growth, and stocks moved higher. Increasing economic activity during the period drove the equity markets to record highs, and credit spreads narrowed to pre-pandemic levels. Longer-term interest rates also experienced a sharp increase as the 10-year U.S. Treasury yield finished the first quarter at 1.74%, over a full percentage point higher than its lowest rate of the previous year. Rising rates caused bonds to decline in value during the period. In addition, an old market nemesis reappeared in the form of inflation as Consumer Price Index (“CPI”) readings surpassed 5% annually, representing price increases not seen in decades. With inflation now front and center on investors’ minds, attention once again turned to the Federal Reserve (“Fed”) in terms of future monetary policy.

Stocks were boosted during the period in large part by strength in corporate earnings as seen by the S&P 500® Index underlying companies displaying substantial profit growth from last year, exceeding pre-pandemic measures. As earnings estimates continued to rise through the first half of the year, so did share prices. As the year approached its midpoint, longer-term interest rates began to decline meaningfully with the 10-year Treasury closing out the month of June at 1.45%, perhaps representing, in our view, not only the bond market’s interpretation that inflation could prove transitory, but also a less optimistic view on the broad economy.

The period concluded with most stock indexes at or near record levels and credit markets reflecting strong fundamentals. A spirited debate still ensued at period end as to whether recently rising inflation would ultimately prove to be transitory or more permanent in nature. While the Fed has expressed its view that current inflation rates will likely prove transitory, as well as a willingness to let inflation run above their long-term target of 2% for some degree of time, inflation trends and Fed policy, in our view, will almost certainly be a major market focus looking forward.

For the six-month period ended June 30, 2021, the S&P 500® Index returned 15.25%, while the MSCI EAFE Index, representing international developed market equities, returned 9.17%. During the same period, the Bloomberg Barclays US Aggregate Bond Index returned -1.60%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Series Trust

Tom Wald, CFA

Chief Investment Officer

Transamerica Series Trust

Bloomberg Barclays US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the Portfolio’s exposure to the risks described elsewhere in the Prospectus will likely increase. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may be negatively affected.

The views expressed in this report reflect those of Transamerica Asset Management only and may not necessarily represent the views of Transamerica Series Trust. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Series Trust. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica 60/40 Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,076.20	$2.32	$1,022.60	$2.26	0.45%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Fund	45.6%
U.S. Fixed Income Funds	39.6
International Equity Fund	14.8
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica 60/40 Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 14.8%
Transamerica MSCI EAFE Index VP (A)	556,917	$ 7,334,602

U.S. Equity Fund - 45.6%
Transamerica S&P 500 Index VP (A)	1,197,182	22,602,791

U.S. Fixed Income Funds - 39.6%
Transamerica Core Bond (A)	972,191	9,809,403
Transamerica Short-Term Bond (A)	964,077	9,843,224

		19,652,627

Total Investment Companies (Cost $42,101,314)		49,590,020

Total Investments (Cost $42,101,314)		49,590,020
Net Other Assets (Liabilities) - (0.0)% (B)		(18,671)

Net Assets - 100.0%		$ 49,571,349

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$49,590,020	$—	$—	$49,590,020

Total Investments	$49,590,020	$—	$—	$49,590,020

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. Affiliated interest income, dividends income, realized and unrealized gains (losses), if any, are broken out within the Statement of Operations.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica 60/40 Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Affiliated investments, at value (cost $42,101,314)	$49,590,020
Cash	24,199
Receivables and other assets:
Shares of beneficial interest sold	15,449
Dividends	13,899
Prepaid expenses	180

Total assets	49,643,747

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	38,483
Shares of beneficial interest redeemed	62
Investment management fees	5,356
Distribution and service fees	11,159
Transfer agent costs	76
Trustees, CCO and deferred compensation fees	393
Audit and tax fees	9,637
Custody fees	1,208
Legal fees	9
Printing and shareholder reports fees	750
Filing fees	3,986
Other accrued expenses	1,279

Total liabilities	72,398

Net assets	$49,571,349

Net assets consist of:
Capital stock ($0.01 par value)	$36,955
Additional paid-in capital	39,274,239
Total distributable earnings (accumulated losses)	10,260,155

Net assets	$49,571,349

Shares outstanding	3,695,544

Net asset value and offering price per share	$13.41

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from affiliated investments	$187,592

Total investment income	187,592

Expenses:
Investment management fees	70,382
Distribution and service fees	58,652
Transfer agent costs	301
Trustees, CCO and deferred compensation fees	873
Audit and tax fees	9,667
Custody fees	1,000
Legal fees	1,139
Printing and shareholder reports fees	838
Other	4,782

Total expenses before waiver and/or reimbursement and recapture	147,634

Expense waived and/or reimbursed	(42,230)

Net expenses	105,404

Net investment income (loss)	82,188

Net realized gain (loss) on:
Affiliated investments	969,627

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	2,463,081

Net realized and change in unrealized gain (loss)	3,432,708

Net increase (decrease) in net assets resulting from operations	$3,514,896

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica 60/40 Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$82,188	$448,208
Net realized gain (loss)	969,627	1,312,355
Net change in unrealized appreciation (depreciation)	2,463,081	2,878,321

Net increase (decrease) in net assets resulting from operations	3,514,896	4,638,884

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(315,491)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(315,491)

Capital share transactions:
Proceeds from shares sold	5,647,074	16,944,292
Dividends and/or distributions reinvested	—	315,491
Cost of shares redeemed	(2,844,199)	(4,621,305)

Net increase (decrease) in net assets resulting from capital share transactions	2,802,875	12,638,478

Net increase (decrease) in net assets	6,317,771	16,961,871

Net assets:
Beginning of period/year	43,253,578	26,291,707

End of period/year	$49,571,349	$43,253,578

Capital share transactions - shares:
Shares issued	444,233	1,511,371
Shares reinvested	—	27,221
Shares redeemed	(220,078)	(418,958)

Net increase (decrease) in shares outstanding	224,155	1,119,634

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018 (A)
Net asset value, beginning of period/year	$12.46		$11.18	$9.35	$10.00

Investment operations:
Net investment income (loss) (B)	0.02		0.15	0.12	0.10
Net realized and unrealized gain (loss)	0.93		1.24	1.74	(0.75)

Total investment operations	0.95		1.39	1.86	(0.65)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.07)	(0.02)	—
Net realized gains	—		(0.04)	(0.01)	—

Total dividends and/or distributions to shareholders	—		(0.11)	(0.03)	—

Net asset value, end of period/year	$13.41		$12.46	$11.18	$9.35

Total return	7.62	%(C)	12.47%	20.13%	(6.70	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$49,571		$43,254	$26,292	$8,281
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.63	%(E)	0.66%	0.71%	2.02	%(E)
Including waiver and/or reimbursement and recapture (F)	0.45	%(E)	0.52%	0.63%	0.63	%(E)
Net investment income (loss) to average net assets	0.35	%(E)	1.36%	1.12%	1.03	%(E)
Portfolio turnover rate	24	%(C)	20%	14%	19	%(C)

(A)	Commenced operations on January 12, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive 0.18% of its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica 60/40 Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Allocation risk: The Portfolio’s investment performance, in large part, depends on the Portfolio’s asset class allocation and reallocation from time to time. The investment manager’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results.

Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolio’s shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints (A)	Rate
First $1 billion	0.30%
Over $1 billion	0.28

(A)	TAM has contractually agreed to waive 0.18% of its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.63%	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 14,089,839	$ 11,352,599

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 42,101,314	$ 7,843,929	$ (355,223)	$ 7,488,706

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

9. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica 60/40 Allocation VP (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.

The Board also considered the continuous and regular investment management and other services provided by TAM. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2020. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe but below its composite benchmark, each for the past 1-year period.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Benefits to TAM and/or its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,045.70	$3.14	$1,021.70	$3.11	0.62%
Service Class	1,000.00	1,044.90	4.41	1,020.50	4.36	0.87

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	94.7%
Other Investment Company	3.6
Common Stocks	1.9
Loan Assignments	1.1
Repurchase Agreement	1.1
Preferred Stock	0.5
Net Other Assets (Liabilities)	(2.9)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	4.55
Duration †	3.47

Credit Quality ‡	Percentage of Net Assets
AAA	1.1%
BBB	5.2
BB	49.5
B	33.7
CCC and Below	7.3
Not Rated	6.1
Net Other Assets (Liabilities)	(2.9)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.7%
Aerospace & Defense - 0.7%
TransDigm, Inc. 4.88%, 05/01/2029 (A)	$1,239,000	$1,251,390
Triumph Group, Inc.
7.75%, 08/15/2025	462,000	475,264
8.88%, 06/01/2024 (A)	141,000	156,862

		1,883,516

Airlines - 1.1%
American Airlines Group, Inc.
3.75%, 03/01/2025 (A) (B)	1,342,000	1,236,317
5.00%, 06/01/2022 (A)	15,000	15,000
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (A)	214,000	226,573
5.75%, 04/20/2029 (A)	188,000	202,963
Continental Airlines Pass-Through Trust 6.90%, 10/19/2023	99,866	101,299
United Airlines Holdings, Inc. 4.88%, 01/15/2025 (B)	649,000	673,338
United Airlines Pass-Through Trust 4.63%, 03/03/2024	145,498	148,763
US Airways Pass-Through Trust 5.38%, 05/15/2023	353,771	354,799

		2,959,052

Auto Components - 1.4%
Clarios Global, LP / Clarios US Finance Co. 6.25%, 05/15/2026 (A)	385,000	410,025
Dana, Inc. 5.38%, 11/15/2027	369,000	392,985
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (B)	361,000	382,541
5.00%, 05/31/2026 (B)	412,000	422,710
5.00%, 07/15/2029 (A)	434,000	454,398
9.50%, 05/31/2025	600,000	671,418
Patrick Industries, Inc. 7.50%, 10/15/2027 (A)	761,000	822,808

		3,556,885

Automobiles - 0.2%
Ford Motor Co.
8.50%, 04/21/2023	39,000	43,522
9.00%, 04/22/2025	139,000	171,369
9.63%, 04/22/2030	145,000	208,075

		422,966

Banks - 2.7%
Barclays PLC
Fixed until 09/15/2023 (C), 7.75% (D)	1,041,000	1,143,799
Fixed until 06/15/2024 (C), 8.00% (D)	285,000	325,327
BNP Paribas SA Fixed until 03/14/2022 (C), 6.75% (A) (D)	680,000	703,127
CIT Bank NA Fixed until 09/27/2024, 2.97% (D), 09/27/2025	250,000	261,563
CIT Group, Inc.
4.75%, 02/16/2024	149,000	161,479
5.00%, 08/15/2022	390,000	407,550
Citigroup, Inc. Fixed until 09/12/2024 (C), 5.00% (D)	996,000	1,042,414

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Intesa Sanpaolo SpA
4.20%, 06/01/2032 (A)	$ 200,000	$ 205,526
5.71%, 01/15/2026 (A)	901,000	1,019,432
JPMorgan Chase & Co. Fixed until 02/01/2025 (C), 4.60% (D)	726,000	752,317
Lloyds Banking Group PLC
Fixed until 06/27/2024 (C), 7.50% (D)	419,000	476,612
Fixed until 09/27/2025 (C), 7.50% (D)	200,000	234,000
Societe Generale SA Fixed until 09/13/2021 (C), 7.38% (A) (D)	420,000	423,696

		7,156,842

Beverages - 0.5%
Primo Water Holdings, Inc. 4.38%, 04/30/2029 (A)	1,249,000	1,249,000

Building Products - 0.9%
Associated Materials LLC / AMH New Finance, Inc. 9.00%, 09/01/2025 (A)	574,000	608,440
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	104,000	109,351
6.75%, 06/01/2027 (A)	559,000	598,829
Cornerstone Building Brands, Inc. 6.13%, 01/15/2029 (A)	151,000	161,947
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	358,000	342,681
5.00%, 02/15/2027 (A)	368,000	381,110

		2,202,358

Capital Markets - 1.9%
Credit Suisse Group AG
Fixed until 02/11/2027 (C), 5.25% (A) (D)	200,000	211,500
Fixed until 12/18/2024 (C), 6.25% (A) (D)	166,000	181,770
Fixed until 08/21/2026 (C), 6.38% (A) (B) (D)	387,000	430,781
Fixed until 09/12/2025 (C), 7.25% (A) (D)	465,000	525,682
Fixed until 07/17/2023 (C), 7.50% (A) (D)	345,000	375,188
Fixed until 12/11/2023 (C), 7.50% (A) (D)	1,005,000	1,114,887
Deutsche Bank AG
Fixed until 01/14/2031, 3.73% (D), 01/14/2032	299,000	304,638
Fixed until 10/30/2025 (C), 6.00% (D)	200,000	211,250
LPL Holdings, Inc. 4.00%, 03/15/2029 (A)	627,000	630,135
MSCI, Inc. 3.63%, 09/01/2030 (A)	936,000	955,675

		4,941,506

Chemicals - 2.0%
Avient Corp. 5.75%, 05/15/2025 (A)	359,000	379,016
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC 7.50%, 05/01/2025 (A) (B)	836,000	806,740
Hexion, Inc. 7.88%, 07/15/2027 (A) (B)	776,000	837,110
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	590,000	622,450
5.25%, 06/01/2027 (A)	1,112,000	1,198,514
Olin Corp.
5.13%, 09/15/2027	409,000	425,360
9.50%, 06/01/2025 (A)	838,000	1,043,310

		5,312,500

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 2.4%
Ashtead Capital, Inc. 5.25%, 08/01/2026 (A)	$ 725,000	$ 755,841
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A)	160,000	166,600
5.75%, 07/15/2027 (A) (B)	711,000	745,441
FXI Holdings, Inc. 12.25%, 11/15/2026 (A)	662,000	762,127
Garda World Security Corp.
4.63%, 02/15/2027 (A)	708,000	711,540
6.00%, 06/01/2029 (A)	485,000	481,363
9.50%, 11/01/2027 (A)	116,000	128,470
Herc Holdings, Inc. 5.50%, 07/15/2027 (A)	1,094,000	1,153,317
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029 (A)	145,000	145,544
5.63%, 10/01/2028 (A)	479,000	506,159
5.88%, 10/01/2030 (A)	153,000	166,529
Stericycle, Inc. 5.38%, 07/15/2024 (A)	562,000	577,455

		6,300,386

Communications Equipment - 1.2%
Avaya, Inc. 6.13%, 09/15/2028 (A)	639,000	683,922
CommScope Technologies LLC 6.00%, 06/15/2025 (A)	855,000	873,169
CommScope, Inc.
5.50%, 03/01/2024 (A)	511,000	525,691
6.00%, 03/01/2026 (A)	317,000	334,657
8.25%, 03/01/2027 (A)	316,000	337,741
Nokia OYJ 3.38%, 06/12/2022	477,000	486,108

		3,241,288

Construction & Engineering - 1.2%
Abengoa Abenewco 2 SA
PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (A) (E)	300,524	3
PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (A) (E) (F)	309,466	0
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	310,000	330,150
6.75%, 08/01/2025 (A)	411,000	425,899
9.88%, 04/01/2027 (A)	1,023,000	1,143,202
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 5.00%, 06/15/2029 (A)	350,000	352,625
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030 (A)	157,000	169,756
6.63%, 07/15/2027 (A)	624,000	667,680

		3,089,315

Consumer Finance - 2.3%
Ally Financial, Inc. 5.75%, 11/20/2025	257,000	295,186
Altice Financing SA
5.00%, 01/15/2028 (A)	296,000	290,130
7.50%, 05/15/2026 (A)	846,000	880,940

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC
3.35%, 11/01/2022	$ 200,000	$ 204,980
3.38%, 11/13/2025	627,000	649,729
4.00%, 11/13/2030	925,000	968,937
4.38%, 08/06/2023	207,000	218,592
4.39%, 01/08/2026	676,000	730,080
5.88%, 08/02/2021	209,000	210,066
Navient Corp.
5.00%, 03/15/2027	153,000	158,355
5.88%, 10/25/2024	963,000	1,038,836
6.50%, 06/15/2022	325,000	338,813

		5,984,644

Containers & Packaging - 4.5%
ARD Finance SA PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A) (E)	672,000	705,600
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (A)	442,000	440,720
4.00%, 09/01/2029 (A)	274,000	271,863
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00%, 02/15/2025 (A)	224,000	231,056
Ball Corp. 2.88%, 08/15/2030	1,384,000	1,358,562
Cascades, Inc. / Cascades USA, Inc. 5.38%, 01/15/2028 (A)	1,122,000	1,179,502
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75%, 02/01/2026	1,031,000	1,069,889
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	522,000	529,830
7.88%, 07/15/2026 (A)	557,000	579,280
Graphic Packaging International LLC 3.50%, 03/15/2028 - 03/01/2029 (A)	1,003,000	1,006,306
Greif, Inc. 6.50%, 03/01/2027 (A)	796,000	839,541
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	758,000	765,580
7.25%, 04/15/2025 (A)	340,000	333,200
OI European Group BV 4.00%, 03/15/2023 (A)	381,000	393,543
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A) (B)	476,000	513,304
6.38%, 08/15/2025 (A)	178,000	197,357
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 4.00%, 10/15/2027 (A)	580,000	575,982
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	428,000	449,700
8.50%, 08/15/2027 (A)	345,000	375,084

		11,815,899

Diversified Consumer Services - 0.2%
WW International, Inc. 4.50%, 04/15/2029 (A)	490,000	493,675

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 3.3%
Avation Capital SA PIK Rate 9.00%, Cash Rate 8.25%, 10/31/2026 (A) (B) (E) (G)	$ 562,000	$ 465,758
Dana Financing SARL 5.75%, 04/15/2025 (A)	1,688,000	1,740,750
ILFC E-Capital Trust I 1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 3.66% (D), 12/21/2065 (A)	1,778,000	1,475,740
ILFC E-Capital Trust II 1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 3.91% (D), 12/21/2065 (A)	256,000	218,445
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	566,000	563,685
5.25%, 03/15/2022 - 10/01/2025 (A)	1,236,000	1,248,568
United Wholesale Mortgage LLC 5.50%, 11/15/2025 - 04/15/2029 (A)	1,017,000	1,036,684
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	350,000	352,625
5.50%, 05/15/2029 (A)	1,439,000	1,546,493

		8,648,748

Diversified Telecommunication Services - 3.2%
Cablevision Lightpath LLC 3.88%, 09/15/2027 (A)	215,000	213,119
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (A)	224,000	231,578
6.75%, 05/01/2029 (A)	565,000	600,748
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	118,000	132,160
6.63%, 08/01/2026	654,000	733,297
Intelsat Jackson Holdings SA 8.50%, 10/15/2024 (A) (H)	305,000	179,950
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	418,000	403,370
3.75%, 07/15/2029 (A)	132,000	128,370
4.25%, 07/01/2028 (A)	645,000	654,520
Lumen Technologies, Inc.
4.50%, 01/15/2029 (A)	479,000	467,480
5.13%, 12/15/2026 (A)	620,000	644,025
5.38%, 06/15/2029 (A)	575,000	584,401
5.80%, 03/15/2022	250,000	257,272
6.75%, 12/01/2023	123,000	136,405
7.50%, 04/01/2024 (B)	1,435,000	1,610,787
Switch Ltd.
3.75%, 09/15/2028 (A)	452,000	457,650
4.13%, 06/15/2029 (A)	507,000	520,309
Zayo Group Holdings, Inc. 4.00%, 03/01/2027 (A)	521,000	517,416

		8,472,857

Electric Utilities - 1.2%
Elwood Energy LLC 8.16%, 07/05/2026	560,418	602,449
Leeward Renewable Energy Operations LLC 4.25%, 07/01/2029 (A) (I)	102,000	103,530

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NRG Energy, Inc.
3.38%, 02/15/2029 (A) (B)	$ 193,000	$ 188,903
3.63%, 02/15/2031 (A)	275,000	270,242
7.25%, 05/15/2026	864,000	895,627
Vistra Operations Co. LLC
4.38%, 05/01/2029 (A)	517,000	519,585
5.00%, 07/31/2027 (A)	485,000	497,125
5.63%, 02/15/2027 (A)	67,000	69,513

		3,146,974

Electrical Equipment - 0.0% (J)
Atkore, Inc. 4.25%, 06/01/2031 (A)	83,000	84,062

Electronic Equipment, Instruments & Components - 0.2%
Sensata Technologies BV 4.00%, 04/15/2029 (A)	212,000	215,198
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	66,000	65,263
4.38%, 02/15/2030 (A)	295,000	310,883

		591,344

Energy Equipment & Services - 0.9%
Archrock Partners, LP / Archrock Partners Finance Corp. 6.25%, 04/01/2028 (A)	599,000	625,302
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A)	233,000	236,495
7.50%, 04/01/2025 (A) (B)	240,000	243,600
PIK Rate 3.50%, Cash Rate 7.25%, 04/01/2026 (A) (E)	745,503	678,408
USA Compression Partners, LP / USA Compression Finance Corp. 6.88%, 09/01/2027	568,000	606,783

		2,390,588

Entertainment - 0.6%
Netflix, Inc.
4.88%, 04/15/2028	698,000	810,553
4.88%, 06/15/2030 (A)	431,000	512,588
5.38%, 11/15/2029 (A)	159,000	193,121

		1,516,262

Equity Real Estate Investment Trusts - 2.9%
CBL & Associates, LP
5.25%, 12/01/2023 (H)	1,214,000	667,700
5.95%, 12/15/2026 (H)	316,000	177,750
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (A)	836,000	842,270
6.00%, 04/15/2025 (A)	171,000	180,253
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	183,000	185,287
5.25%, 03/15/2028 (A)	938,000	981,664
iStar, Inc.
4.25%, 08/01/2025	654,000	672,802
5.50%, 02/15/2026	449,000	470,327
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
3.88%, 02/15/2029 (A)	319,000	323,967
4.63%, 06/15/2025 (A)	167,000	178,481
5.75%, 02/01/2027	480,000	534,058

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
MPT Operating Partnership, LP / MPT Finance Corp. 3.50%, 03/15/2031	$ 350,000	$ 353,496
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	293,000	312,010
7.50%, 06/01/2025 (A)	782,000	847,532
SBA Communications Corp.
3.13%, 02/01/2029 (A)	379,000	365,381
3.88%, 02/15/2027	425,000	436,435

		7,529,413

Food & Staples Retailing - 1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
3.25%, 03/15/2026 (A)	157,000	159,716
3.50%, 03/15/2029 (A)	929,000	918,549
4.63%, 01/15/2027 (A)	394,000	412,006
5.75%, 03/15/2025	155,000	158,488
7.50%, 03/15/2026 (A)	155,000	170,112
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75%, 02/15/2026 (A)	699,000	724,905
Rite Aid Corp.
7.50%, 07/01/2025 (A)	516,000	522,450
8.00%, 11/15/2026 (A)	712,000	722,680

		3,788,906

Food Products - 2.3%
B&G Foods, Inc. 5.25%, 09/15/2027 (B)	867,000	903,015
Kraft Heinz Foods Co.
3.88%, 05/15/2027	582,000	637,914
4.88%, 10/01/2049	324,000	393,084
5.00%, 07/15/2035 - 06/04/2042	551,000	674,923
6.88%, 01/26/2039	180,000	258,521
Pilgrim’s Pride Corp. 5.88%, 09/30/2027 (A)	1,126,000	1,199,190
Post Holdings, Inc.
4.50%, 09/15/2031 (A)	339,000	338,254
4.63%, 04/15/2030 (A)	513,000	520,695
5.50%, 12/15/2029 (A)	528,000	565,620
5.63%, 01/15/2028 (A)	413,000	437,780

		5,928,996

Health Care Providers & Services - 5.0%
Acadia Healthcare Co., Inc. 5.00%, 04/15/2029 (A)	592,000	617,409
AdaptHealth LLC
4.63%, 08/01/2029 (A)	66,000	66,825
6.13%, 08/01/2028 (A)	668,000	711,347
Centene Corp.
3.38%, 02/15/2030	76,000	79,420
4.25%, 12/15/2027	257,000	270,814
4.63%, 12/15/2029	187,000	205,657
CHS / Community Health Systems, Inc.
5.63%, 03/15/2027 (A)	319,000	339,735
6.63%, 02/15/2025 (A)	481,000	508,653
6.88%, 04/15/2029 (A)	63,000	65,928
8.00%, 03/15/2026 (A)	1,429,000	1,539,747

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
DaVita, Inc.
3.75%, 02/15/2031 (A)	$ 707,000	$ 678,720
4.63%, 06/01/2030 (A)	833,000	855,041
Encompass Health Corp.
4.50%, 02/01/2028	311,000	322,653
4.63%, 04/01/2031	60,000	64,287
4.75%, 02/01/2030	218,000	231,625
5.75%, 09/15/2025	778,000	800,367
HCA, Inc.
3.50%, 09/01/2030	599,000	638,157
5.25%, 04/15/2025 - 06/15/2026	586,000	673,970
5.88%, 02/15/2026 - 02/01/2029	1,570,000	1,842,112
Tenet Healthcare Corp.
4.25%, 06/01/2029 (A)	557,000	563,962
4.63%, 06/15/2028 (A)	28,000	28,818
4.88%, 01/01/2026 (A)	617,000	639,952
5.13%, 11/01/2027 (A)	317,000	332,454
6.13%, 10/01/2028 (A)	455,000	485,394
6.75%, 06/15/2023	369,000	402,671
7.50%, 04/01/2025 (A)	89,000	96,009

		13,061,727

Hotels, Restaurants & Leisure - 7.3%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (A) (I)	401,000	406,012
4.00%, 10/15/2030 (A)	625,000	604,687
Boyd Gaming Corp.
4.75%, 12/01/2027	18,000	18,630
4.75%, 06/15/2031 (A)	419,000	435,354
8.63%, 06/01/2025 (A)	171,000	188,505
Boyne USA, Inc. 4.75%, 05/15/2029 (A)	567,000	584,991
Carnival Corp.
7.63%, 03/01/2026 (A)	192,000	208,560
10.50%, 02/01/2026 (A)	272,000	316,676
11.50%, 04/01/2023 (A)	278,000	314,488
GLP Capital, LP / GLP Financing II, Inc. 5.25%, 06/01/2025	463,000	521,176
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	471,000	502,792
5.38%, 05/01/2025 (A)	37,000	38,943
5.75%, 05/01/2028 (A)	69,000	74,663
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/2031 (A)	621,000	620,224
5.00%, 06/01/2029 (A)	289,000	295,503
International Game Technology PLC
4.13%, 04/15/2026 (A)	227,000	236,364
6.25%, 01/15/2027 (A)	214,000	243,960
6.50%, 02/15/2025 (A)	578,000	648,082
Lions Gate Capital Holdings LLC 5.50%, 04/15/2029 (A)	643,000	675,954
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029 (A)	189,000	191,599
Marriott Ownership Resorts, Inc. / ILG LLC 6.50%, 09/15/2026	786,000	816,457
MGM Resorts International
4.75%, 10/15/2028	633,000	672,562
5.50%, 04/15/2027	720,000	790,200
5.75%, 06/15/2025	613,000	675,986
6.75%, 05/01/2025	156,000	167,101

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
NCL Corp. Ltd.
3.63%, 12/15/2024 (A)	$ 503,000	$ 485,448
5.88%, 03/15/2026 (A)	427,000	447,282
10.25%, 02/01/2026 (A)	301,000	349,912
12.25%, 05/15/2024 (A)	427,000	515,688
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (A)	170,000	169,788
5.50%, 04/01/2028 (A)	276,000	289,055
9.13%, 06/15/2023 (A)	107,000	117,433
10.88%, 06/01/2023 (A)	191,000	217,501
11.50%, 06/01/2025 (A)	208,000	239,720
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	703,000	725,847
7.00%, 05/15/2028 (A)	363,000	396,577
7.25%, 11/15/2029 (A)	356,000	401,568
8.25%, 03/15/2026 (A)	313,000	335,686
Station Casinos LLC 4.50%, 02/15/2028 (A)	746,000	758,716
Travel & Leisure Co.
4.25%, 03/01/2022	288,000	291,240
5.65%, 04/01/2024	823,000	896,642
6.00%, 04/01/2027	597,000	657,685
6.60%, 10/01/2025	8,000	9,019
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	803,000	793,525
6.25%, 05/15/2025 (A)	787,000	783,065

		19,130,866

Household Durables - 1.8%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (B)	396,000	414,810
6.75%, 03/15/2025	517,000	533,803
7.25%, 10/15/2029	200,000	222,064
Century Communities, Inc.
5.88%, 07/15/2025	1,941,000	2,007,421
6.75%, 06/01/2027	25,000	26,531
KB Home 7.63%, 05/15/2023	844,000	917,571
MDC Holdings, Inc. 2.50%, 01/15/2031	140,000	136,599
Meritage Homes Corp.
5.13%, 06/06/2027	289,000	322,958
6.00%, 06/01/2025	135,000	153,900

		4,735,657

Household Products - 0.3%
Central Garden & Pet Co. 4.13%, 04/30/2031 (A)	370,000	374,163
Spectrum Brands, Inc. 3.88%, 03/15/2031 (A) (B)	529,000	519,811

		893,974

Independent Power & Renewable Electricity Producers - 1.3%
Calpine Corp.
3.75%, 03/01/2031 (A)	585,000	557,125
4.50%, 02/15/2028 (A)	1,203,000	1,227,060
5.00%, 02/01/2031 (A)	140,000	139,300
5.13%, 03/15/2028 (A)	472,000	480,850

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers (continued)
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	$ 314,000	$ 312,430
4.75%, 03/15/2028 (A)	573,000	600,933

		3,317,698

Insurance - 1.6%
Global Atlantic Finance Co. Fixed until 07/15/2026, 4.70% (D), 10/15/2051 (A) (I)	620,000	621,829
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 2.28% (D), 02/12/2067 (A)	1,108,000	1,068,665
Lincoln National Corp. 3-Month LIBOR + 2.36%, 2.51% (D), 05/17/2066	1,815,000	1,601,738
Ohio National Financial Services, Inc. 5.55%, 01/24/2030 (A)	761,000	868,058

		4,160,290

IT Services - 0.8%
Gartner, Inc.
3.63%, 06/15/2029 (A)	101,000	102,515
3.75%, 10/01/2030 (A)	211,000	215,876
4.50%, 07/01/2028 (A)	698,000	737,172
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (A)	781,000	755,404
Square, Inc.
2.75%, 06/01/2026 (A)	169,000	171,958
3.50%, 06/01/2031 (A)	174,000	175,522

		2,158,447

Leisure Products - 0.2%
Mattel, Inc.
3.15%, 03/15/2023	228,000	233,130
5.45%, 11/01/2041 (B)	200,000	230,500
6.75%, 12/31/2025 (A)	21,000	22,065

		485,695

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A)	128,000	129,760
4.00%, 03/15/2031 (A)	128,000	133,162

		262,922

Machinery - 0.8%
Allison Transmission, Inc. 3.75%, 01/30/2031 (A)	473,000	464,898
Madison IAQ LLC
4.13%, 06/30/2028 (A)	74,000	74,740
5.88%, 06/30/2029 (A)	110,000	111,925
Meritor, Inc.
4.50%, 12/15/2028 (A) (B)	82,000	83,128
6.25%, 06/01/2025 (A) (B)	154,000	164,036
SRM Escrow Issuer LLC 6.00%, 11/01/2028 (A)	1,130,000	1,197,743

		2,096,470

Media - 10.5%
AMC Networks, Inc. 4.25%, 02/15/2029	790,000	796,912

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 (A)	$ 224,000	$ 228,200
4.50%, 08/15/2030 - 06/01/2033 (A)	934,000	962,998
4.50%, 05/01/2032	298,000	308,803
4.75%, 03/01/2030 (A)	985,000	1,040,406
5.00%, 02/01/2028 (A)	773,000	811,062
5.38%, 06/01/2029 (A)	290,000	316,999
5.50%, 05/01/2026 (A)	1,395,000	1,442,290
5.75%, 02/15/2026 (A)	851,000	879,560
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)	560,000	579,788
7.75%, 04/15/2028 (A)	249,000	260,832
Clear Channel Worldwide Holdings, Inc. 5.13%, 08/15/2027 (A)	584,000	595,604
CSC Holdings LLC
4.13%, 12/01/2030 (A)	248,000	246,450
4.50%, 11/15/2031 (A)	462,000	464,837
4.63%, 12/01/2030 (A)	1,957,000	1,920,032
5.38%, 02/01/2028 (A)	400,000	423,032
6.50%, 02/01/2029 (A)	460,000	509,496
7.50%, 04/01/2028 (A)	250,000	274,375
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.38%, 08/15/2026 (A)	974,000	631,834
DISH DBS Corp.
5.00%, 03/15/2023	907,000	949,293
5.88%, 07/15/2022	219,000	228,461
7.38%, 07/01/2028 (B)	360,000	387,407
7.75%, 07/01/2026	409,000	463,193
Gray Television, Inc.
4.75%, 10/15/2030 (A)	969,000	965,638
7.00%, 05/15/2027 (A)	957,000	1,034,756
iHeartCommunications, Inc. 8.38%, 05/01/2027	473,000	506,701
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	430,000	443,622
6.75%, 10/15/2027 (A)	684,000	737,000
Meredith Corp. 6.50%, 07/01/2025 (A)	613,000	660,787
Outfront Media Capital LLC / Outfront Media Capital Corp. 4.25%, 01/15/2029 (A)	486,000	489,038
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (A)	125,000	124,004
5.38%, 01/15/2031 (A)	147,000	146,535
Scripps Escrow, Inc. 5.88%, 07/15/2027 (A)	290,000	299,425
Sinclair Television Group, Inc.
4.13%, 12/01/2030 (A)	319,000	313,418
5.50%, 03/01/2030 (A) (B)	760,000	771,681
Sirius XM Radio, Inc.
4.13%, 07/01/2030 (A)	474,000	479,925
4.63%, 07/15/2024 (A)	369,000	378,742
5.00%, 08/01/2027 (A)	31,000	32,480
5.50%, 07/01/2029 (A)	357,000	389,023
TEGNA, Inc.
4.63%, 03/15/2028	370,000	383,875
4.75%, 03/15/2026 (A)	211,000	224,715

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	$ 591,000	$ 640,650
9.50%, 05/01/2025 (A)	106,000	116,865
UPC Broadband Finco BV 4.88%, 07/15/2031 (A)	1,406,000	1,409,234
UPC Holding BV 5.50%, 01/15/2028 (A)	374,000	391,765
Virgin Media Finance PLC 5.00%, 07/15/2030 (A)	447,000	449,235
Ziggo Bond Co. BV 6.00%, 01/15/2027 (A)	500,000	522,500
Ziggo BV 5.50%, 01/15/2027 (A)	793,000	823,729

		27,457,207

Metals & Mining - 3.9%
Alcoa Nederland Holding BV
4.13%, 03/31/2029 (A) (B)	263,000	273,861
7.00%, 09/30/2026 (A)	847,000	885,115
Big River Steel LLC / BRS Finance Corp. 6.63%, 01/31/2029 (A)	483,000	531,904
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026 (A)	285,000	307,444
Constellium SE 5.88%, 02/15/2026 (A)	1,097,000	1,129,581
First Quantum Minerals Ltd. 7.25%, 04/01/2023 (A)	691,000	704,391
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	317,000	330,869
4.25%, 03/01/2030	341,000	365,296
4.38%, 08/01/2028	443,000	467,919
4.55%, 11/14/2024	281,000	305,587
4.63%, 08/01/2030 (B)	443,000	485,085
5.45%, 03/15/2043	835,000	1,020,637
Mineral Resources Ltd. 8.13%, 05/01/2027 (A)	705,000	774,619
New Gold, Inc.
6.38%, 05/15/2025 (A)	144,000	148,680
7.50%, 07/15/2027 (A)	642,000	696,570
Novelis Corp.
4.75%, 01/30/2030 (A)	463,000	486,150
5.88%, 09/30/2026 (A)	661,000	687,608
Teck Resources Ltd. 6.00%, 08/15/2040	374,000	478,215

		10,079,531

Multiline Retail - 0.1%
Macy’s Retail Holdings LLC 5.88%, 04/01/2029 (A) (B)	164,000	176,371
Macy’s, Inc. 8.38%, 06/15/2025 (A)	147,000	161,876

		338,247

Oil, Gas & Consumable Fuels - 11.9%
Antero Midstream Partners, LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	603,000	628,627
7.88%, 05/15/2026 (A)	539,000	602,392
Antero Resources Corp. 8.38%, 07/15/2026 (A)	126,000	143,325

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Apache Corp.
4.25%, 01/15/2044	$ 171,000	$ 167,088
4.38%, 10/15/2028	409,000	435,380
4.63%, 11/15/2025	220,000	237,600
4.75%, 04/15/2043 (B)	205,000	209,350
4.88%, 11/15/2027	223,000	241,507
Bonanza Creek Energy, Inc. 7.50%, 04/30/2026	117,288	118,107
Callon Petroleum Co.
6.13%, 10/01/2024	597,000	588,517
6.25%, 04/15/2023 (B)	450,000	450,522
6.38%, 07/01/2026	180,000	172,350
8.00%, 08/01/2028 (A) (I)	329,000	332,701
8.25%, 07/15/2025	839,000	834,805
Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	170,000	194,879
Cheniere Energy Partners, LP
4.00%, 03/01/2031 (A)	600,000	627,000
5.63%, 10/01/2026	656,000	680,600
Cheniere Energy, Inc. 4.63%, 10/15/2028 (A)	309,000	325,995
Comstock Resources, Inc. 5.88%, 01/15/2030 (A)	226,000	230,520
CrownRock, LP / CrownRock Finance, Inc.
5.00%, 05/01/2029 (A)	17,000	17,854
5.63%, 10/15/2025 (A)	1,643,000	1,700,505
DCP Midstream Operating, LP 5.38%, 07/15/2025	591,000	658,197
DCP Midstream, LP Fixed until 12/15/2022 (C), 7.38% (D)	721,000	706,580
Devon Energy Corp.
5.25%, 09/15/2024 (A)	476,000	530,512
5.88%, 06/15/2028 (A)	292,000	325,126
DT Midstream, Inc.
4.13%, 06/15/2029 (A)	368,000	373,641
4.38%, 06/15/2031 (A)	92,000	93,725
eG Global Finance PLC
6.75%, 02/07/2025 (A)	951,000	983,301
8.50%, 10/30/2025 (A)	268,000	283,410
EQM Midstream Partners, LP
6.00%, 07/01/2025 (A)	160,000	174,000
6.50%, 07/01/2027 (A)	314,000	350,110
Hess Midstream Operations, LP 5.13%, 06/15/2028 (A)	626,000	656,517
Kinder Morgan, Inc.
7.75%, 01/15/2032	245,000	351,846
8.05%, 10/15/2030	134,000	186,111
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	115,000	106,950
10.50%, 05/15/2027 (A)	441,000	436,149
NuStar Logistics, LP
5.63%, 04/28/2027	451,000	482,967
5.75%, 10/01/2025	115,000	125,063
6.00%, 06/01/2026	100,000	108,500
Oasis Midstream Partners, LP / OMP Finance Corp. 8.00%, 04/01/2029 (A)	1,052,000	1,118,329
Oasis Petroleum, Inc. 6.38%, 06/01/2026 (A)	365,000	380,596

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.
2.70%, 08/15/2022	$ 839,000	$ 855,780
2.90%, 08/15/2024	1,683,000	1,720,867
5.88%, 09/01/2025	455,000	506,187
6.13%, 01/01/2031	79,000	92,726
6.45%, 09/15/2036	1,194,000	1,427,546
6.63%, 09/01/2030	432,000	522,098
Ovintiv, Inc. 7.38%, 11/01/2031	512,000	680,661
Parkland Corp.
4.50%, 10/01/2029 (A)	217,000	220,513
5.88%, 07/15/2027 (A)	531,000	565,977
PDC Energy, Inc. 6.13%, 09/15/2024	1,270,000	1,298,829
SM Energy Co.
5.63%, 06/01/2025	169,000	167,310
6.50%, 07/15/2028	56,000	57,541
6.63%, 01/15/2027 (B)	832,000	854,880
6.75%, 09/15/2026 (B)	222,000	225,885
Southwestern Energy Co. 7.50%, 04/01/2026	870,000	921,095
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.75%, 04/15/2025	343,000	314,703
Summit Midstream Partners, LP Fixed until 12/15/2022 (C), 9.50% (D)	672,000	532,560
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032 (A)	250,000	257,163
4.88%, 02/01/2031 (A)	938,000	1,015,385
5.00%, 01/15/2028	450,000	474,750
5.50%, 03/01/2030	628,000	690,586
6.50%, 07/15/2027	255,000	276,349

		31,050,645

Personal Products - 0.2%
Coty, Inc. 5.00%, 04/15/2026 (A)	572,000	579,996

Pharmaceuticals - 2.3%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	532,000	578,231
9.25%, 04/01/2026 (A)	336,000	365,467
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (A)	574,000	536,945
5.25%, 01/30/2030 - 02/15/2031 (A)	619,000	576,208
5.50%, 11/01/2025 (A)	278,000	285,228
6.13%, 04/15/2025 (A)	537,000	550,425
7.00%, 01/15/2028 (A)	161,000	165,830
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 06/30/2028 (A)	567,000	382,359
9.50%, 07/31/2027 (A) (B)	322,000	328,440
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. 6.13%, 04/01/2029 (A)	458,000	448,840
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (A)	485,000	494,603
5.13%, 04/30/2031 (A)	245,000	252,399

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Par Pharmaceutical, Inc. 7.50%, 04/01/2027 (A)	$ 1,074,000	$ 1,098,165

		6,063,140

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC 6.75%, 05/15/2028 (A)	502,000	541,387

Road & Rail - 1.0%
Avolon Holdings Funding Ltd. 5.13%, 10/01/2023 (A)	647,000	699,390
Park Aerospace Holdings Ltd. 5.25%, 08/15/2022 (A)	183,000	191,482
Uber Technologies, Inc.
6.25%, 01/15/2028 (A) (B)	59,000	63,497
7.50%, 09/15/2027 (A)	1,134,000	1,246,243
8.00%, 11/01/2026 (A)	426,000	459,015

		2,659,627

Semiconductors & Semiconductor Equipment - 0.0%
Ultratech, Inc.
6.88%, 04/15/2022 (F) (H) (K) (L)	118,000	0
7.13%, 04/15/2025 (F) (K) (L)	587,000	0

		0

Software - 0.8%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029	663,000	663,630
Helios Software Holdings, Inc. / ION Corp. Solutions Finance SARL 4.63%, 05/01/2028 (A)	813,000	795,780
Open Text Corp. 3.88%, 02/15/2028 (A)	670,000	679,246

		2,138,656

Specialty Retail - 1.4%
L Brands, Inc.
5.25%, 02/01/2028	157,000	175,644
6.63%, 10/01/2030 (A)	214,000	247,170
6.75%, 07/01/2036	497,000	622,492
6.88%, 11/01/2035	325,000	411,938
7.50%, 06/15/2029 (B)	226,000	266,115
9.38%, 07/01/2025 (A)	96,000	124,080
Sally Holdings LLC / Sally Capital, Inc. 8.75%, 04/30/2025 (A)	803,000	879,285
Staples, Inc. 7.50%, 04/15/2026 (A)	787,000	816,512

		3,543,236

Technology Hardware, Storage & Peripherals - 1.5%
Dell International LLC / EMC Corp.
4.90%, 10/01/2026	239,000	275,947
6.02%, 06/15/2026	239,000	287,041
7.13%, 06/15/2024 (A)	374,000	383,612
NCR Corp.
5.00%, 10/01/2028 (A)	203,000	209,916
5.13%, 04/15/2029 (A)	499,000	514,594
5.25%, 10/01/2030 (A)	481,000	499,037
5.75%, 09/01/2027 (A)	312,000	330,135
6.13%, 09/01/2029 (A)	348,000	379,320
8.13%, 04/15/2025 (A)	45,000	49,208

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman
4.09%, 06/01/2029 (A)	$ 323,000	$ 330,687
4.13%, 01/15/2031 (A)	48,000	49,080
Western Digital Corp. 4.75%, 02/15/2026 (B)	622,000	690,420

		3,998,997

Trading Companies & Distributors - 0.4%
Boise Cascade Co. 4.88%, 07/01/2030 (A)	424,000	450,521
United Rentals North America, Inc.
4.00%, 07/15/2030	444,000	457,320
5.50%, 05/15/2027	155,000	164,300

		1,072,141

Wireless Telecommunication Services - 2.0%
Altice France SA 7.38%, 05/01/2026 (A)	469,000	487,727
Sprint Corp.
7.13%, 06/15/2024	1,292,000	1,490,645
7.25%, 09/15/2021	2,000	2,030
7.63%, 03/01/2026	734,000	895,480
T-Mobile USA, Inc.
2.25%, 02/15/2026	130,000	130,975
2.63%, 02/15/2029	135,000	133,313
2.88%, 02/15/2031	134,000	132,995
3.38%, 04/15/2029 (A)	455,000	469,557
4.50%, 02/01/2026	412,000	419,877
Vmed O2 Financing I PLC
4.25%, 01/31/2031 (A)	585,000	574,692
4.75%, 07/15/2031 (A) (I)	383,000	388,745

		5,126,036

Total Corporate Debt Securities (Cost $235,791,678)		247,660,574

LOAN ASSIGNMENTS - 1.1%
Communications Equipment - 0.2%
Avaya, Inc. Term Loan B, 1-Month LIBOR + 4.25%, 4.32% (D), 12/15/2027	648,571	650,308

Diversified Telecommunication Services - 0.3%
Frontier Communications Corp. Term Loan B, 1-Month LIBOR + 3.75%, 4.50% (D), 05/01/2028	664,035	664,035

Equity Real Estate Investment Trusts - 0.1%
CBL & Associates, LP
Revolver,
TBD, 07/28/2023 (I) (M)	232,324	187,795
Term Loan,
TBD, 07/28/2023 (I) (M)	93,676	75,527

		263,322

Hotels, Restaurants & Leisure - 0.4%
Connect Finco SARL Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (D), 12/11/2026	987,500	987,912

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Interactive Media & Services - 0.0% (J)
Adevinta ASA Term Loan B, TBD, 04/20/2028 (I) (M)	$ 75,000	$ 74,977

Media - 0.1%
Clear Channel Outdoor Holdings, Inc. Term Loan B, 3-Month LIBOR + 3.50%, 3.69% (D), 08/21/2026	378,263	369,042

Total Loan Assignments (Cost $2,983,202)		3,009,596

	Shares	Value
COMMON STOCKS - 1.9%
Building Products - 0.9%
AMH New Finance, Inc. (K) (L) (N)	289,929	2,217,961

Chemicals - 0.3%
Hexion Holdings Corp., Class B (K) (N)	50,350	906,300

Electric Utilities - 0.0% (J)
Homer City Generation LLC (G) (K) (L) (N)	39,132	391

Oil, Gas & Consumable Fuels - 0.7%
Bonanza Creek Energy, Inc.	10,924	514,193
EP Energy Corp. (K) (N)	6,083	596,134
Oasis Petroleum, Inc.	6,223	625,722

		1,736,049

Total Common Stocks (Cost $6,665,778)		4,860,701

PREFERRED STOCK - 0.5%
Banks - 0.5%
GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 5.94% (D) (G)	53,064	1,343,050

Total Preferred Stock (Cost $1,287,043)		1,343,050

	Shares	Value
OTHER INVESTMENT COMPANY - 3.6%
Securities Lending Collateral - 3.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (O)	9,322,020	$ 9,322,020

Total Other Investment Company (Cost $9,322,020)		9,322,020

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 0.00% (O), dated 06/30/2021, to be repurchased at $2,931,705 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $2,990,388.	$2,931,705	2,931,705

Total Repurchase Agreement (Cost $2,931,705)		2,931,705

Total Investments (Cost $258,981,426)		269,127,646
Net Other Assets (Liabilities) - (2.9)%		(7,662,755)

Net Assets - 100.0%		$261,464,891

INVESTMENT VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$247,660,574	$0	$247,660,574
Loan Assignments	—	3,009,596	—	3,009,596
Common Stocks	1,139,915	1,502,434	2,218,352	4,860,701
Preferred Stock	1,343,050	—	—	1,343,050
Other Investment Company	9,322,020	—	—	9,322,020
Repurchase Agreement	—	2,931,705	—	2,931,705

Total Investments	$11,804,985	$255,104,309	$2,218,352	$269,127,646

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the total value of 144A securities is $166,395,218, representing 63.6% of the Portfolio’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,746,885, collateralized by cash collateral of $9,322,020 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,650,835. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	Securities deemed worthless.
(G)	Restricted securities. At June 30, 2021, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Avation Capital SA PIK Rate 9.00%, Cash Rate 8.25%, 10/31/2026	05/03/2018	$563,500	$465,758	0.2%

Common Stocks	Homer City Generation LLC	01/10/2011 - 04/01/2013	2,125,325	391	0.0	(J)

Preferred Stock	GMAC Capital Trust I Series 2, 3-Month LIBOR + 5.79%, 5.94%	02/24/2016 - 07/23/2020	1,287,043	1,343,050	0.5

Total			$3,975,868	$1,809,199	0.7%

(H)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At June 30, 2021, the total value of such securities is $1,025,400, representing 0.4% of the Portfolio’s net assets.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2021, the total value of securities is $3,720,786, representing 1.4% of the Portfolio’s net assets.
(L)	Securities are Level 3 of the fair value hierarchy.
(M)	All or a portion of the security represents unsettled loan commitments at June 30, 2021 where the rate will be determined at time of settlement.
(N)	Non-income producing securities.
(O)	Rates disclosed reflect the yields at June 30, 2021.
(P)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $256,049,721) (including securities loaned of $10,746,885)	$266,195,941
Repurchase agreement, at value (cost $2,931,705)	2,931,705
Cash	29,722
Receivables and other assets:
Investments sold	390,018
When-issued, delayed-delivery, forward and TBA commitments sold	175,025
Net income from securities lending	2,090
Shares of beneficial interest sold	7,694
Interest	3,668,389
Prepaid expenses	959

Total assets	273,401,543

Liabilities:
Cash collateral received upon return of:
Securities on loan	9,322,020
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	2,339,509
Shares of beneficial interest redeemed	17,592
Investment management fees	130,438
Distribution and service fees	36,821
Transfer agent costs	611
Trustees, CCO and deferred compensation fees	3,826
Audit and tax fees	18,458
Custody fees	29,136
Legal fees	1,641
Printing and shareholder reports fees	30,072
Other accrued expenses	6,528

Total liabilities	11,936,652

Net assets	$261,464,891

Net assets consist of:
Capital stock ($0.01 par value)	$323,061
Additional paid-in capital	250,076,384
Total distributable earnings (accumulated losses)	11,065,446

Net assets	$261,464,891

Net assets by class:
Initial Class	$97,814,497
Service Class	163,650,394

Shares outstanding:
Initial Class	12,210,483
Service Class	20,095,637

Net asset value and offering price per share:
Initial Class	$8.01
Service Class	8.14

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$99,654
Interest income	6,853,407
Net income from securities lending	13,396
Withholding taxes on foreign income	(21)

Total investment income	6,966,436

Expenses:
Investment management fees	712,452
Distribution and service fees:
Service Class	201,145
Transfer agent costs	1,819
Trustees, CCO and deferred compensation fees	6,408
Audit and tax fees	18,535
Custody fees	29,020
Legal fees	7,626
Printing and shareholder reports fees	16,492
Other	10,035

Total expenses	1,003,532

Net investment income (loss)	5,962,904

Net realized gain (loss) on:
Investments	(90,046)

Net change in unrealized appreciation (depreciation) on:
Investments	5,950,038

Net realized and change in unrealized gain (loss)	5,859,992

Net increase (decrease) in net assets resulting from operations	$11,822,896

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$5,962,904	$12,521,202
Net realized gain (loss)	(90,046)	(7,188,209)
Net change in unrealized appreciation (depreciation)	5,950,038	3,391,214

Net increase (decrease) in net assets resulting from operations	11,822,896	8,724,207

Dividends and/or distributions to shareholders:
Initial Class	—	(5,718,507)
Service Class	—	(9,001,328)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(14,719,835)

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,562,674	12,984,400
Service Class	6,735,823	23,006,895

	11,298,497	35,991,295

Dividends and/or distributions reinvested:
Initial Class	—	5,718,507
Service Class	—	9,001,328

	—	14,719,835

Cost of shares redeemed:
Initial Class	(7,852,802)	(24,082,000)
Service Class	(11,019,260)	(34,396,427)

	(18,872,062)	(58,478,427)

Net increase (decrease) in net assets resulting from capital share transactions	(7,573,565)	(7,767,297)

Net increase (decrease) in net assets	4,249,331	(13,762,925)

Net assets:
Beginning of period/year	257,215,560	270,978,485

End of period/year	$261,464,891	$257,215,560

Capital share transactions - shares:
Shares issued:
Initial Class	585,483	1,784,347
Service Class	850,480	3,139,533

	1,435,963	4,923,880

Shares reinvested:
Initial Class	—	802,035
Service Class	—	1,239,852

	—	2,041,887

Shares redeemed:
Initial Class	(1,006,372)	(3,349,089)
Service Class	(1,387,891)	(4,821,172)

	(2,394,263)	(8,170,261)

Net increase (decrease) in shares outstanding:
Initial Class	(420,889)	(762,707)
Service Class	(537,411)	(441,787)

	(958,300)	(1,204,494)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$7.65		$7.78	$7.27	$7.94	$7.85	$7.22

Investment operations:
Net investment income (loss) (A)	0.19		0.39	0.44	0.46	0.47	0.46	(B)
Net realized and unrealized gain (loss)	0.17		(0.04)	0.57	(0.63)	0.11	0.63

Total investment operations	0.36		0.35	1.01	(0.17)	0.58	1.09

Dividends and/or distributions to shareholders:
Net investment income	—		(0.48)	(0.50)	(0.50)	(0.49)	(0.46)

Net asset value, end of period/year	$8.01		$7.65	$7.78	$7.27	$7.94	$7.85

Total return	4.57	%(C)	5.04%	14.21%	(2.35)%	7.44%	15.34%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$97,815		$96,601	$104,239	$97,618	$118,416	$121,553
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62	%(D)	0.63%	0.65%	0.64%	0.64%	0.66%
Including waiver and/or reimbursement and recapture	0.62	%(D)	0.63%	0.65%	0.64%	0.64%	0.64	%(B)
Net investment income (loss) to average net assets	4.79	%(D)	5.34%	5.64%	5.96%	5.84%	6.08	%(B)
Portfolio turnover rate	20	%(C)	40%	37%	32%	39%	46%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$7.78		$7.91	$7.38	$8.06	$7.96	$7.32

Investment operations:
Net investment income (loss)(A)	0.18		0.38	0.42	0.45	0.46	0.45	(B)
Net realized and unrealized gain (loss)	0.18		(0.05)	0.59	(0.65)	0.11	0.64

Total investment operations	0.36		0.33	1.01	(0.20)	0.57	1.09

Dividends and/or distributions to shareholders:
Net investment income	—		(0.46)	(0.48)	(0.48)	(0.47)	(0.45)

Net asset value, end of period/year	$8.14		$7.78	$7.91	$7.38	$8.06	$7.96

Total return	4.49	%(C)	4.68%	13.97%	(2.71)%	7.21%	15.00%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$163,650		$160,615	$166,739	$147,752	$170,000	$167,808
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(D)	0.88%	0.90%	0.89%	0.89%	0.91%
Including waiver and/or reimbursement and recapture	0.87	%(D)	0.88%	0.90%	0.89%	0.89%	0.89	%(B)
Net investment income (loss) to average net assets	4.54	%(D)	5.08%	5.39%	5.71%	5.59%	5.82	%(B)
Portfolio turnover rate	20	%(C)	40%	37%	32%	39%	46%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon High Yield Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2021. Open funded loan participations and assignments at June 30, 2021, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.

PIKs held at June 30, 2021, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2021, if any, are identified within the Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2021, if any, are identified within the Consolidated Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$9,322,020	$—	$—	$—	$9,322,020
Total Borrowings	$9,322,020	$—	$—	$—	$9,322,020

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Portfolio.

Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.

Interest rate risk: Interest rates in the U.S. and certain foreign markets have been low relative to historic levels. The Portfolio faces a risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A general rise in interest rates may cause investors to sell fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). Plans are underway to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR recently announced a possible delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instrument in which the Portfolio invests, and financial markets generally.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1.25 billion	0.554%
Over $1.25 billion to $2 billion	0.544
Over $2 billion	0.520

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.70%	May 1, 2022
Service Class	0.95	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 54,227,749	$ —	$ 50,163,955	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 258,981,426	$ 15,324,253	$ (5,178,033)	$ 10,146,220

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2010-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

12. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon High Yield Bond VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 10-year period, in line with the median for the past 3- and 5-year periods and below the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2021.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on January 6, 2020 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon Sustainable Equity Income VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,142.60	$3.61	$1,021.40	$3.41	0.68%
Service Class	1,000.00	1,141.20	4.94	1,020.20	4.66	0.93

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.1%
Other Investment Company	2.2
Repurchase Agreement	0.8
Net Other Assets (Liabilities)	(2.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Banks - 8.6%
Citizens Financial Group, Inc.	212,564	$9,750,311
First Republic Bank	92,077	17,234,052
Huntington Bancshares, Inc.	1,089,758	15,550,847
US Bancorp	334,647	19,064,839

		61,600,049

Biotechnology - 3.2%
Gilead Sciences, Inc.	329,465	22,686,960

Capital Markets - 8.4%
CME Group, Inc.	96,897	20,608,054
State Street Corp.	230,351	18,953,280
T. Rowe Price Group, Inc.	101,655	20,124,640

		59,685,974

Chemicals - 3.8%
Air Products & Chemicals, Inc.	50,901	14,643,200
Albemarle Corp.	76,176	12,832,609

		27,475,809

Commercial Services & Supplies - 2.5%
Republic Services, Inc.	162,020	17,823,820

Communications Equipment - 2.6%
Cisco Systems, Inc.	345,125	18,291,625

Containers & Packaging - 1.1%
Packaging Corp. of America	60,495	8,192,233

Diversified Telecommunication Services - 2.7%
Verizon Communications, Inc.	347,906	19,493,173

Electrical Equipment - 7.3%
Eaton Corp. PLC	86,346	12,794,750
Emerson Electric Co.	231,074	22,238,562
Schneider Electric SE, ADR (A)	538,414	17,008,498

		52,041,810

Equity Real Estate Investment Trusts - 2.4%
American Tower Corp.	32,323	8,731,735
Digital Realty Trust, Inc.	54,556	8,208,496

		16,940,231

Food & Staples Retailing - 1.7%
Kroger Co.	311,808	11,945,364

Food Products - 1.3%
Kellogg Co.	146,063	9,396,233

Household Durables - 2.4%
Garmin Ltd.	118,587	17,152,424

Household Products - 4.1%
Clorox Co.	41,617	7,487,315
Colgate-Palmolive Co.	144,968	11,793,147
Kimberly-Clark Corp.	75,789	10,139,052

		29,419,514

Insurance - 5.2%
Cincinnati Financial Corp.	121,926	14,219,010
MetLife, Inc.	185,646	11,110,913
Progressive Corp.	120,387	11,823,207

		37,153,130

IT Services - 2.1%
Automatic Data Processing, Inc.	74,714	14,839,695

Leisure Products - 1.4%
Hasbro, Inc.	106,344	10,051,635

	Shares	Value
COMMON STOCKS (continued)
Machinery - 5.5%
Cummins, Inc.	81,257	$ 19,811,269
Xylem, Inc.	161,766	19,405,449

		39,216,718

Media - 1.7%
Omnicom Group, Inc.	151,285	12,101,287

Metals & Mining - 3.5%
Steel Dynamics, Inc.	413,347	24,635,481

Multiline Retail - 3.2%
Target Corp.	94,192	22,769,974

Pharmaceuticals - 5.3%
AstraZeneca PLC, ADR (A)	301,687	18,071,051
Merck & Co., Inc.	256,257	19,929,107

		38,000,158

Road & Rail - 1.9%
Union Pacific Corp.	61,463	13,517,558

Semiconductors & Semiconductor Equipment - 7.8%
Broadcom, Inc.	40,795	19,452,688
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	159,509	19,166,601
Texas Instruments, Inc.	86,780	16,687,794

		55,307,083

Software - 3.4%
Microsoft Corp.	88,891	24,080,572

Specialty Retail - 2.1%
Best Buy Co., Inc.	133,259	15,322,120

Textiles, Apparel & Luxury Goods - 1.8%
Hanesbrands, Inc.	686,298	12,813,184

Water Utilities - 2.1%
Essential Utilities, Inc.	329,978	15,079,995

Total Common Stocks (Cost $628,237,137)		707,033,809

OTHER INVESTMENT COMPANY - 2.2%
Securities Lending Collateral - 2.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	15,392,973	15,392,973

Total Other Investment Company (Cost $15,392,973)		15,392,973

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 0.00% (B), dated 06/30/2021, to be repurchased at $5,412,067 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $5,520,348.	$5,412,067	5,412,067

Total Repurchase Agreement (Cost $5,412,067)		5,412,067

Total Investments (Cost $649,042,177)		727,838,849
Net Other Assets (Liabilities) - (2.1)%		(14,654,670)

Net Assets - 100.0%		$713,184,179

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$707,033,809	$—	$—	$707,033,809
Other Investment Company	15,392,973	—	—	15,392,973
Repurchase Agreement	—	5,412,067	—	5,412,067

Total Investments	$722,426,782	$5,412,067	$—	$727,838,849

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $19,360,658, collateralized by cash collateral of $15,392,973 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,401,609. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon Sustainable Equity Income VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $643,630,110) (including securities loaned of $19,360,658)	$722,426,782
Repurchase agreement, at value (cost $5,412,067)	5,412,067
Receivables and other assets:
Net income from securities lending	1,627
Shares of beneficial interest sold	2,556
Dividends	1,791,841
Tax reclaims	44,435
Prepaid expenses	2,394

Total assets	729,681,702

Liabilities:
Cash collateral received upon return of:
Securities on loan	15,392,973
Payables and other liabilities:
Shares of beneficial interest redeemed	525,621
Investment management fees	414,399
Distribution and service fees	54,543
Transfer agent costs	1,485
Trustees, CCO and deferred compensation fees	10,801
Audit and tax fees	12,814
Custody fees	22,420
Legal fees	3,962
Printing and shareholder reports fees	42,279
Other accrued expenses	16,226

Total liabilities	16,497,523

Net assets	$713,184,179

Net assets consist of:
Capital stock ($0.01 par value)	$354,571
Additional paid-in capital	615,137,949
Total distributable earnings (accumulated losses)	97,691,659

Net assets	$713,184,179

Net assets by class:
Initial Class	$474,072,426
Service Class	239,111,753

Shares outstanding:
Initial Class	23,573,058
Service Class	11,884,062

Net asset value and offering price per share:
Initial Class	$20.11
Service Class	20.12

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$8,667,781
Net income from securities lending	12,465
Withholding taxes on foreign income	(90,093)

Total investment income	8,590,153

Expenses:
Investment management fees	2,220,294
Distribution and service fees:
Service Class	292,942
Transfer agent costs	4,724
Trustees, CCO and deferred compensation fees	17,273
Audit and tax fees	13,253
Custody fees	20,639
Legal fees	20,192
Printing and shareholder reports fees	35,825
Other	19,140

Total expenses	2,644,282

Net investment income (loss)	5,945,871

Net realized gain (loss) on:
Investments	11,063,565

Net change in unrealized appreciation (depreciation) on:
Investments	75,396,136

Net realized and change in unrealized gain (loss)	86,459,701

Net increase (decrease) in net assets resulting from operations	$92,405,572

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon Sustainable Equity Income VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$5,945,871	$14,981,112
Net realized gain (loss)	11,063,565	(12,437,381)
Net change in unrealized appreciation (depreciation)	75,396,136	(69,566,300)

Net increase (decrease) in net assets resulting from operations	92,405,572	(67,022,569)

Dividends and/or distributions to shareholders:
Initial Class	—	(65,187,290)
Service Class	—	(32,112,264)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(97,299,554)

Capital share transactions:
Proceeds from shares sold:
Initial Class	7,184,694	4,365,041
Service Class	4,015,744	24,983,538

	11,200,438	29,348,579

Dividends and/or distributions reinvested:
Initial Class	—	65,187,290
Service Class	—	32,112,264

	—	97,299,554

Cost of shares redeemed:
Initial Class	(34,853,803)	(80,569,527)
Service Class	(21,630,552)	(35,542,464)

	(56,484,355)	(116,111,991)

Net increase (decrease) in net assets resulting from capital share transactions	(45,283,917)	10,536,142

Net increase (decrease) in net assets	47,121,655	(153,785,981)

Net assets:
Beginning of period/year	666,062,524	819,848,505

End of period/year	$713,184,179	$666,062,524

Capital share transactions - shares:
Shares issued:
Initial Class	386,081	251,444
Service Class	215,119	1,475,264

	601,200	1,726,708

Shares reinvested:
Initial Class	—	4,194,806
Service Class	—	2,061,121

	—	6,255,927

Shares redeemed:
Initial Class	(1,829,619)	(4,457,122)
Service Class	(1,133,500)	(2,026,848)

	(2,963,119)	(6,483,970)

Net increase (decrease) in shares outstanding:
Initial Class	(1,443,538)	(10,872)
Service Class	(918,381)	1,509,537

	(2,361,919)	1,498,665

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon Sustainable Equity Income VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$17.60		$22.57	$22.22	$25.65	$22.58		$20.07

Investment operations:
Net investment income (loss) (A)	0.17		0.43	0.57	0.57	0.49		0.51	(B)
Net realized and unrealized gain (loss)	2.34		(2.48)	4.29	(3.45)	3.16		2.46

Total investment operations	2.51		(2.05)	4.86	(2.88)	3.65		2.97

Dividends and/or distributions to shareholders:
Net investment income	—		(0.58)	(0.63)	(0.55)	(0.58)		(0.46)
Net realized gains	—		(2.34)	(3.88)	—	—		—

Total dividends and/or distributions to shareholders	—		(2.92)	(4.51)	(0.55)	(0.58)		(0.46)

Net asset value, end of period/year	$20.11		$17.60	$22.57	$22.22	$25.65		$22.58

Total return	14.26	%(C)	(7.35)%	23.91%	(11.50)%	16.43	%(D)	14.91%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$474,072		$440,332	$564,788	$523,815	$682,104		$653,533
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.68	%(E)	0.74%	0.72%	0.71%	0.71%		0.71%
Including waiver and/or reimbursement and recapture	0.68	%(E)	0.74%	0.72%	0.71%	0.71%		0.70	%(B)
Net investment income (loss) to average net assets	1.80	%(E)	2.40%	2.43%	2.26%	2.02%		2.45	%(B)
Portfolio turnover rate	17	%(C)	135%	61%	29%	11%		11%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Total return reflects certain litigation payments received by the Portfolio in the year. Had these payments not occurred, the total return would be 0.15% lower.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$17.63		$22.59	$22.23	$25.65	$22.59		$20.09

Investment operations:
Net investment income (loss) (A)	0.15		0.38	0.51	0.50	0.43		0.46	(B)
Net realized and unrealized gain (loss)	2.34		(2.47)	4.29	(3.43)	3.16		2.45

Total investment operations	2.49		(2.09)	4.80	(2.93)	3.59		2.91

Dividends and/or distributions to shareholders:
Net investment income	—		(0.53)	(0.56)	(0.49)	(0.53)		(0.41)
Net realized gains	—		(2.34)	(3.88)	—	—		—

Total dividends and/or distributions to shareholders	—		(2.87)	(4.44)	(0.49)	(0.53)		(0.41)

Net asset value, end of period/year	$20.12		$17.63	$22.59	$22.23	$25.65		$22.59

Total return	14.12	%(C)	(7.59)%	23.57%	(11.69)%	16.13	%(D)	14.59%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$239,112		$225,731	$255,061	$223,450	$288,560		$264,863
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.93	%(E)	0.99%	0.97%	0.96%	0.96%		0.96%
Including waiver and/or reimbursement and recapture	0.93	%(E)	0.99%	0.97%	0.96%	0.96%		0.95	%(B)
Net investment income (loss) to average net assets	1.55	%(E)	2.16%	2.17%	2.01%	1.77%		2.21	%(B)
Portfolio turnover rate	17	%(C)	135%	61%	29%	11%		11%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Total return reflects certain litigation payments received by the Portfolio in the year. Had these payments not occurred, the total return would be 0.15% lower.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Sustainable Equity Income VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$15,392,973	$—	$—	$—	$15,392,973
Total Borrowings	$15,392,973	$—	$—	$—	$15,392,973

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK FACTORS (continued)

and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Dividend paying stock risk: There can be no assurance that the issuers of the stocks held by the Portfolio will pay dividends in the future or that, if dividends are paid, they will not decrease. The Portfolio’s emphasis on dividend paying stocks could cause the Portfolio’s share price and total return to fluctuate more than, or cause the Portfolio to underperform, similar portfolios that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future.

Sustainability investing risk: Applying the sub-adviser’s sustainability assessment framework to its investment analysis for the Portfolio may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the Portfolio may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Securities of companies meeting the sub-adviser’s sustainability criteria may shift into and out of favor depending on market and economic conditions, and the Portfolio’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. The sub-adviser monitors the Portfolio’s holdings based on the latest publicly available information. Any delay in obtaining public information regarding the Portfolio’s holdings could result in the Portfolio holding an investment that no longer meets the Portfolio’s sustainability investing principals. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessment.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

With respect to the Portfolio TAM has entered into a sub-advisory agreement with Aegon Asset Management UK plc (“AAM UK”), a wholly-owned subsidiary of Aegon NV. AAM UK provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.663%
Over $500 million up to $1 billion	0.580
Over $1 billion up to $1.5 billion	0.550
Over $1.5 billion	0.530

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2021
Initial Class	0.79%	May 1, 2022
Service Class	1.04	May 1, 2022
Prior to May 1, 2021
Initial Class	0.85
Service Class	1.10

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 115,005,025	$ —	$ 153,554,811	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 649,042,177	$ 83,746,684	$ (4,950,012)	$ 78,796,672

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon Sustainable Equity Income VP

(formerly Transamerica Barrow Hanley Dividend Focused VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon Sustainable Equity Income VP (formerly Transamerica Barrow Hanley Dividend Focused VP) (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon Sustainable Equity Income VP

(formerly Transamerica Barrow Hanley Dividend Focused VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced sub-advising the Portfolio on December 1, 2020 pursuant to its current investment strategies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio). The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on December 1, 2020 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon Sustainable Equity Income VP

(formerly Transamerica Barrow Hanley Dividend Focused VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$978.60	$2.94	$1,021.80	$3.01	0.60%
Service Class	1,000.00	977.60	4.17	1,020.60	4.26	0.85

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Agency Obligations	59.2%
U.S. Government Obligations	48.7
Other Investment Company	8.2
Mortgage-Backed Securities	8.1
Corporate Debt Securities	7.6
Asset-Backed Securities	2.4
Repurchase Agreement	1.4
Municipal Government Obligations	1.0
Net Other Assets (Liabilities) ^	(36.6)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	9.16
Duration †	6.44

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	107.9%
AAA	13.1
AA	2.6
A	1.4
BBB	2.9
BB	0.1
Not Rated	8.6
Net Other Assets (Liabilities) ^	(36.6)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 2.4%
Access to Loans for Learning Student Loan Corp. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 0.79% (A), 07/25/2036	$ 2,564,655	$ 2,560,352
Edsouth Indenture No. 3 LLC Series 2012-2, Class A, 1-Month LIBOR + 0.73%, 0.82% (A), 04/25/2039 (B)	1,254,099	1,249,840
Navient Student Loan Trust Series 2017-1A, Class A2, 1-Month LIBOR + 0.75%, 0.84% (A), 07/26/2066 (B)	490,364	490,698
SBA Small Business Investment Cos. Series 2012-10B, Class 1, 2.25%, 09/10/2022	436,205	442,380
SLM Student Loan Trust Series 2006-2, Class A6, 3-Month LIBOR + 0.17%, 0.35% (A), 01/25/2041	3,760,694	3,681,149

Total Asset-Backed Securities (Cost $8,303,192)		8,424,419

CORPORATE DEBT SECURITIES - 7.6%
Banks - 0.4%
Bank of America Corp. Fixed until 02/13/2030, 2.50% (A), 02/13/2031	1,500,000	1,533,091

Capital Markets - 1.1%
Goldman Sachs Group, Inc. 4.00%, 03/03/2024	1,645,000	1,786,799
Morgan Stanley
Fixed until 01/22/2030, 2.70% (A), 01/22/2031	1,500,000	1,572,411
3.75%, 02/25/2023	316,000	332,974

		3,692,184

Consumer Finance - 0.2%
Discover Financial Services 3.85%, 11/21/2022	485,000	508,168
Ford Motor Credit Co. LLC 4.25%, 09/20/2022	298,000	307,706

		815,874

Diversified Financial Services - 3.3%
Aviation Capital Group LLC 2.88%, 01/20/2022 (B)	208,000	210,110
Portmarnock Leasing LLC 1.74%, 10/22/2024	938,893	958,812
Private Export Funding Corp. 3.27%, 11/08/2021 (B)	10,000,000	10,113,425

		11,282,347

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc. 4.02%, 12/03/2029	1,000,000	1,146,374

Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	263,000	264,622

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories 3.40%, 11/30/2023	$ 184,000	$ 196,441

Health Care Providers & Services - 0.9%
CVS Health Corp. 3.75%, 04/01/2030	1,000,000	1,120,182
Humana, Inc. 4.88%, 04/01/2030 (C)	1,500,000	1,811,423

		2,931,605

Media - 0.3%
Comcast Corp. 3.40%, 04/01/2030	1,000,000	1,104,434

Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 3.35%, 04/01/2030	1,000,000	1,100,087

Semiconductors & Semiconductor Equipment - 0.3%
NVIDIA Corp. 2.85%, 04/01/2030	1,000,000	1,083,584

Specialty Retail - 0.3%
Lowe’s Cos., Inc. 4.50%, 04/15/2030	1,000,000	1,184,093

Total Corporate Debt Securities (Cost $24,871,002)		26,334,736

MORTGAGE-BACKED SECURITIES - 8.1%
COMM Mortgage Trust
Series 2012-CR4, Class A3,
2.85%, 10/15/2045	2,544,460	2,602,474
Series 2013-CR9, Class A4,
4.39% (A), 07/10/2045	3,000,000	3,188,380
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (B)	5,000,000	5,221,515
Eleven Madison Mortgage Trust Series 2015-11MD, Class A, 3.67% (A), 09/10/2035 (B)	5,000,000	5,420,223
GS Mortgage Securities Trust Series 2014-GC18, Class A4, 4.07%, 01/10/2047	3,000,000	3,211,180
JPMBB Commercial Mortgage Securities Trust Series 2013-C12, Class A5, 3.66%, 07/15/2045	4,535,000	4,758,921
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11, Class A4, 4.30% (A), 08/15/2046	3,500,000	3,663,250

Total Mortgage-Backed Securities (Cost $27,068,520)		28,065,943

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.0%
Texas - 0.7%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 1, 1-Month LIBOR + 1.00%, 1.09% (A), 12/01/2034	2,452,526	2,460,442

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Vermont - 0.3%
Vermont Student Assistance Corp., Certificate of Obligation, 1-Month LIBOR + 0.70%, 0.79% (A), 07/28/2034	$ 1,156,204	$ 1,155,651

Total Municipal Government Obligations (Cost $3,602,550)		3,616,093

U.S. GOVERNMENT AGENCY OBLIGATIONS - 59.2%
Federal Home Loan Banks
2.38%, 03/14/2025	25,000,000	26,585,469
3.25%, 11/16/2028 (C)	6,000,000	6,820,672
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.01%, 07/25/2025	5,000,000	5,398,742
3.19% (A), 09/25/2027	4,070,000	4,525,890
3.25% (A), 04/25/2023	7,294,000	7,616,402
Federal National Mortgage Association
0.88%, 08/05/2030 (C)	8,300,000	7,867,798
2.38%, 01/19/2023	18,500,000	19,123,690
2.63%, 09/06/2024 (C)	4,000,000	4,274,703
2.88%, 09/12/2023	2,000,000	2,113,730
Government National Mortgage Association
3.88% (A), 09/20/2061	168,995	177,488
4.26% (A), 06/20/2062	231,031	250,743
4.63% (A), 07/20/2061 - 10/20/2061	11,991	12,414
4.70% (A), 10/20/2061 - 12/20/2061	14,848	16,116
Tennessee Valley Authority
2.88%, 02/01/2027 (C)	6,000,000	6,595,896
3.50%, 12/15/2042	5,000,000	5,896,917
4.88%, 01/15/2048	5,000,000	7,261,988
Uniform Mortgage-Backed Security 2.50%, TBA (D)	97,000,000	100,391,211
United States International Development Finance Corp. 5.14%, 12/15/2023	2,241	2,386

Total U.S. Government Agency Obligations (Cost $199,681,050)		204,932,255

U.S. GOVERNMENT OBLIGATIONS - 48.7%
U.S. Treasury - 48.7%
U.S. Treasury Bond
1.13%, 05/15/2040	6,000,000	5,184,844
1.88%, 02/15/2051 (C)	17,980,000	17,176,519
2.00%, 02/15/2050	6,600,000	6,487,852
2.50%, 02/15/2045	1,000,000	1,082,695

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
2.88%, 05/15/2049	$ 900,000	$ 1,054,406
3.00%, 05/15/2042 - 11/15/2045	5,519,000	6,501,351
3.00%, 02/15/2048 (C)	2,000,000	2,385,078
3.38%, 11/15/2048	500,000	638,691
3.50%, 02/15/2039	1,414,500	1,770,280
3.63%, 08/15/2043	1,814,000	2,337,793
4.50%, 02/15/2036 (C)	3,340,000	4,588,455
U.S. Treasury Note
0.13%, 01/31/2023	5,000,000	4,995,117
0.25%, 11/15/2023 (C)	55,000,000	54,907,617
0.38%, 11/30/2025	5,000,000	4,911,914
0.38%, 12/31/2025 (C)	33,000,000	32,387,695
0.63%, 12/31/2027	7,000,000	6,771,953
0.88%, 11/15/2030 (C)	12,000,000	11,420,625
1.13%, 07/31/2021	3,947,000	3,950,532

Total U.S. Government Obligations (Cost $168,806,156)		168,553,417

	Shares	Value
OTHER INVESTMENT COMPANY - 8.2%
Securities Lending Collateral - 8.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (E)	28,352,574	28,352,574

Total Other Investment Company (Cost $28,352,574)		28,352,574

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 0.00% (E), dated 06/30/2021, to be repurchased at $4,704,447 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $4,798,585.	$ 4,704,447	4,704,447

Total Repurchase Agreement (Cost $4,704,447)		4,704,447

Total Investments (Cost $465,389,491)		472,983,884
Net Other Assets (Liabilities) - (36.6)%		(126,707,466)

Net Assets - 100.0%		$ 346,276,418

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	87	09/21/2021	$11,484,879	$11,527,500	$42,621	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Note	(102)	09/21/2021	$(14,793,751)	$(15,014,719)	$—	$(220,968)
30-Year U.S. Treasury Bond	(115)	09/21/2021	(18,032,270)	(18,486,250)	—	(453,980)
U.S. Treasury Ultra Bond	(40)	09/21/2021	(7,528,154)	(7,707,500)	—	(179,346)

Total					$—	$(854,294)

Total Futures Contracts					$42,621	$(854,294)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$8,424,419	$—	$8,424,419
Corporate Debt Securities	—	26,334,736	—	26,334,736
Mortgage-Backed Securities	—	28,065,943	—	28,065,943
Municipal Government Obligations	—	3,616,093	—	3,616,093
U.S. Government Agency Obligations	—	204,932,255	—	204,932,255
U.S. Government Obligations	—	168,553,417	—	168,553,417
Other Investment Company	28,352,574	—	—	28,352,574
Repurchase Agreement	—	4,704,447	—	4,704,447

Total Investments	$28,352,574	$444,631,310	$—	$472,983,884

Other Financial Instruments
Futures Contracts (G)	$42,621	$—	$—	$42,621

Total Other Financial Instruments	$42,621	$—	$—	$42,621

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(854,294)	$—	$—	$(854,294)

Total Other Financial Instruments	$(854,294)	$—	$—	$(854,294)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the total value of 144A securities is $22,705,811, representing 6.6% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $75,364,654, collateralized by cash collateral of $28,352,574 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $48,542,013. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2021. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Rates disclosed reflect the yields at June 30, 2021.
(F)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $460,685,044) (including securities loaned of $75,364,654)	$468,279,437
Repurchase agreement, at value (cost $4,704,447)	4,704,447
Cash collateral pledged at broker for:
TBA commitments	107,000
Futures contracts	822,181
Receivables and other assets:
Net income from securities lending	5,464
Shares of beneficial interest sold	240,932
Interest	1,475,518
Prepaid expenses	1,697

Total assets	475,636,676

Liabilities:
Cash collateral received upon return of:
Securities on loan	28,352,574
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	100,285,538
Shares of beneficial interest redeemed	241,388
Investment management fees	174,902
Distribution and service fees	59,013
Transfer agent costs	1,523
Trustees, CCO and deferred compensation fees	6,127
Audit and tax fees	18,253
Custody fees	25,059
Legal fees	7,924
Printing and shareholder reports fees	25,550
Other accrued expenses	12,911
Variation margin payable on futures contracts	149,496

Total liabilities	129,360,258

Net assets	$346,276,418

Net assets consist of:
Capital stock ($0.01 par value)	$295,881
Additional paid-in capital	310,886,005
Total distributable earnings (accumulated losses)	35,094,532

Net assets	$346,276,418

Net assets by class:
Initial Class	$89,893,190
Service Class	256,383,228

Shares outstanding:
Initial Class	7,859,798
Service Class	21,728,332

Net asset value and offering price per share:
Initial Class	$11.44
Service Class	11.80

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Interest income	$2,950,088
Net income from securities lending	21,485

Total investment income	2,971,573

Expenses:
Investment management fees	1,042,358
Distribution and service fees:
Service Class	353,864
Transfer agent costs	3,190
Trustees, CCO and deferred compensation fees	9,642
Audit and tax fees	17,572
Custody fees	23,418
Legal fees	16,227
Printing and shareholder reports fees	15,879
Other	15,669

Total expenses	1,497,819

Net investment income (loss)	1,473,754

Net realized gain (loss) on:
Investments	(1,645,153)
Futures contracts	1,527,117

Net realized gain (loss)	(118,036)

Net change in unrealized appreciation (depreciation) on:
Investments	(10,163,382)
Futures contracts	(835,429)

Net change in unrealized appreciation (depreciation)	(10,998,811)

Net realized and change in unrealized gain (loss)	(11,116,847)

Net increase (decrease) in net assets resulting from operations	$(9,643,093)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$1,473,754	$5,401,946
Net realized gain (loss)	(118,036)	22,059,165
Net change in unrealized appreciation (depreciation)	(10,998,811)	8,791,738

Net increase (decrease) in net assets resulting from operations	(9,643,093)	36,252,849

Dividends and/or distributions to shareholders:
Initial Class	—	(1,817,578)
Service Class	—	(5,932,699)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(7,750,277)

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,973,459	52,020,523
Service Class	23,194,495	502,251,304

	28,167,954	554,271,827

Dividends and/or distributions reinvested:
Initial Class	—	1,817,578
Service Class	—	5,932,699

	—	7,750,277

Cost of shares redeemed:
Initial Class	(17,942,607)	(34,701,726)
Service Class	(81,342,288)	(443,295,705)

	(99,284,895)	(477,997,431)

Net increase (decrease) in net assets resulting from capital share transactions	(71,116,941)	84,024,673

Net increase (decrease) in net assets	(80,760,034)	112,527,245

Net assets:
Beginning of period/year	427,036,452	314,509,207

End of period/year	$346,276,418	$427,036,452

Capital share transactions - shares:
Shares issued:
Initial Class	434,645	4,488,545
Service Class	1,962,897	42,237,446

	2,397,542	46,725,991

Shares reinvested:
Initial Class	—	155,748
Service Class	—	491,524

	—	647,272

Shares redeemed:
Initial Class	(1,572,934)	(2,979,018)
Service Class	(6,895,152)	(36,861,163)

	(8,468,086)	(39,840,181)

Net increase (decrease) in shares outstanding:
Initial Class	(1,138,289)	1,665,275
Service Class	(4,932,255)	5,867,807

	(6,070,544)	7,533,082

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$11.69		$10.92	$10.45	$10.75	$11.81	$11.85

Investment operations:
Net investment income (loss) (A)	0.05		0.15	0.21	0.17	0.19	0.13	(B)
Net realized and unrealized gain (loss)	(0.30)		0.83	0.48	(0.15)	0.13	(0.09	)(C)

Total investment operations	(0.25)		0.98	0.69	0.02	0.32	0.04

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)	(0.22)	(0.32)	(0.45)	(0.08)
Net realized gains	—		(0.01)	—	—	(0.93)	—

Total dividends and/or distributions to shareholders	—		(0.21)	(0.22)	(0.32)	(1.38)	(0.08)

Net asset value, end of period/year	$11.44		$11.69	$10.92	$10.45	$10.75	$11.81

Total return	(2.14	)%(D)	8.97%	6.60%	0.26%	2.66%	0.30%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$89,893		$105,166	$80,042	$78,801	$84,450	$93,570
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.60	%(E)	0.59%	0.61%	0.62%	0.62%	0.61%
Including waiver and/or reimbursement and recapture	0.60	%(E)	0.59%	0.61%	0.62%	0.62%	0.61	%(B)
Net investment income (loss) to average net assets	0.97	%(E)	1.32%	1.92%	1.60%	1.69%	1.07	%(B)
Portfolio turnover rate	20	%(D)	128%	44%	85%	18%	77%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$12.07		$11.28	$10.79	$11.07	$12.10	$12.14

Investment operations:
Net investment income (loss) (A)	0.04		0.13	0.19	0.15	0.17	0.11	(B)
Net realized and unrealized gain (loss)	(0.31)		0.84	0.50	(0.15)	0.12	(0.09	)(C)

Total investment operations	(0.27)		0.97	0.69	—	0.29	0.02

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)	(0.20)	(0.28)	(0.39)	(0.06)
Net realized gains	—		(0.01)	—	—	(0.93)	—

Total dividends and/or distributions to shareholders	—		(0.18)	(0.20)	(0.28)	(1.32)	(0.06)

Net asset value, end of period/year	$11.80		$12.07	$11.28	$10.79	$11.07	$12.10

Total return	(2.24	)%(D)	8.66%	6.35%	0.01%	2.36%	0.14%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$256,383		$321,870	$234,467	$398,566	$242,695	$493,733
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(E)	0.84%	0.86%	0.87%	0.87%	0.86%
Including waiver and/or reimbursement and recapture	0.85	%(E)	0.84%	0.86%	0.87%	0.87%	0.85	%(B)
Net investment income (loss) to average net assets	0.71	%(E)	1.04%	1.67%	1.37%	1.43%	0.90	%(B)
Portfolio turnover rate	20	%(D)	128%	44%	85%	18%	77%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon U.S. Government Securities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2021, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$619,645	$—	$—	$—	$619,645
U.S. Government Agency Obligations	17,152,141	—	—	—	17,152,141
U.S. Government Obligations	10,580,788	—	—	—	10,580,788
Total Securities Lending Transactions	$28,352,574	$—	$—	$—	$28,352,574
Total Borrowings	$28,352,574	$—	$—	$—	$28,352,574

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$42,621	$—	$—	$—	$—	$42,621
Total	$42,621	$—	$—	$—	$—	$42,621

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(854,294)	$—	$—	$—	$—	$(854,294)
Total	$(854,294)	$—	$—	$—	$—	$(854,294)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,527,117	$—	$—	$—	$—	$1,527,117
Total	$1,527,117	$—	$—	$—	$—	$1,527,117

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(835,429)	$—	$—	$—	$—	$(835,429)
Total	$(835,429)	$—	$—	$—	$—	$(835,429)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Futures contracts:
Average notional value of contracts – long	$13,461,219
Average notional value of contracts – short	(39,207,316)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Interest rate risk: Interest rates in the U.S. and certain foreign markets have been low relative to historic levels. The Portfolio faces a risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A general rise in interest rates may cause investors to sell fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses.

U.S. government and agency obligations risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. government generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. A security backed by the “full faith and credit” of the U.S. government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). Plans are underway to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR recently announced a possible delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instrument in which the Portfolio invests, and financial markets generally.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/ principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.55%
Over $500 million up to $1.5 billion	0.51
Over $1.5 billion	0.50

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.63%	May 1, 2022
Service Class	0.88	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ —	$ 68,250,863	$ 6,725,914	$ 81,450,702

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 465,389,491	$ 11,214,306	$ (4,431,586)	$ 6,782,720

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2010-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

13. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon U.S. Government Securities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica American Funds Managed Risk VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,086.60	$4.29	$1,020.70	$4.16	0.83%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Mixed Allocation Fund	97.6%
Repurchase Agreement	2.5
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 97.6%
U.S. Mixed Allocation Fund - 97.6%
American Funds Insurance Series - Asset Allocation Fund	38,331,475	$ 1,079,797,642

Total Investment Company (Cost $869,101,953)		1,079,797,642

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp., 0.00% (A), dated 06/30/2021, to be repurchased at $28,064,720 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 12/15/2023, and with a value of $28,626,023.	$ 28,064,720	28,064,720

Total Repurchase Agreement (Cost $28,064,720)		28,064,720

Total Investments (Cost $897,166,673)		1,107,862,362
Net Other Assets (Liabilities) - (0.1)%		(1,501,827)

Net Assets - 100.0%		$ 1,106,360,535

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$1,079,797,642	$—	$—	$1,079,797,642
Repurchase Agreement	—	28,064,720	—	28,064,720

Total Investments	$1,079,797,642	$28,064,720	$—	$1,107,862,362

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at June 30, 2021.
(B)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica American Funds Managed Risk VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Unaffiliated investments, at value (cost $869,101,953)	$1,079,797,642
Repurchase agreement, at value (cost $28,064,720)	28,064,720
Receivables and other assets:
Shares of beneficial interest sold	331
Variation margin receivable on futures contracts	72
Prepaid expenses	4,031

Total assets	1,107,866,796

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	398,412
Investment management fees	529,510
Distribution and service fees	249,769
Transfer agent costs	2,525
Trustees, CCO and deferred compensation fees	6,338
Audit and tax fees	13,591
Custody fees	33,993
Legal fees	7,167
Printing and shareholder reports fees	243,718
Other accrued expenses	21,238

Total liabilities	1,506,261

Net assets	$1,106,360,535

Net assets consist of:
Capital stock ($0.01 par value)	$855,513
Additional paid-in capital	891,600,033
Total distributable earnings (accumulated losses)	213,904,989

Net assets	$1,106,360,535

Shares outstanding	85,551,334

Net asset value and offering price per share	$12.93

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$8,462,004

Total investment income	8,462,004

Expenses:
Investment management fees	2,850,704
Distribution and service fees	1,344,672
Transfer agent costs	7,519
Trustees, CCO and deferred compensation fees	15,478
Audit and tax fees	14,381
Custody fees	22,245
Legal fees	31,954
Printing and shareholder reports fees	127,018
Other	24,312

Total expenses	4,438,283

Net investment income (loss)	4,023,721

Net realized gain (loss) on:
Unaffiliated investments	14,800,648
Capital gain distributions received from unaffiliated investment companies	29,848,066
Futures contracts	(7,479,521)

Net realized gain (loss)	37,169,193

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	49,122,905
Translation of assets and liabilities denominated in foreign currencies	(2)

Net change in unrealized appreciation (depreciation)	49,122,903

Net realized and change in unrealized gain (loss)	86,292,096

Net increase (decrease) in net assets resulting from operations	$90,315,817

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica American Funds Managed Risk VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$4,023,721	$9,620,142
Net realized gain (loss)	37,169,193	(46,877,646)
Net change in unrealized appreciation (depreciation)	49,122,903	83,334,384

Net increase (decrease) in net assets resulting from operations	90,315,817	46,076,880

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(42,806,196)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(42,806,196)

Capital share transactions:
Proceeds from shares sold	8,008,041	59,488,009
Dividends and/or distributions reinvested	—	42,806,196
Cost of shares redeemed	(53,201,235)	(60,025,275)

Net increase (decrease) in net assets resulting from capital share transactions	(45,193,194)	42,268,930

Net increase (decrease) in net assets	45,122,623	45,539,614

Net assets:
Beginning of period/year	1,061,237,912	1,015,698,298

End of period/year	$1,106,360,535	$1,061,237,912

Capital share transactions - shares:
Shares issued	643,435	5,294,993
Shares reinvested	—	3,849,478
Shares redeemed	(4,290,584)	(5,262,104)

Net increase (decrease) in shares outstanding	(3,647,149)	3,882,367

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$11.90		$11.91	$10.48	$11.59	$10.18	$9.62

Investment operations:
Net investment income (loss) (A)	0.05		0.11	0.15	0.17	0.12	0.15	(B)
Net realized and unrealized gain (loss)	0.98		0.37	1.69	(0.81)	1.37	0.47

Total investment operations	1.03		0.48	1.84	(0.64)	1.49	0.62

Dividends and/or distributions to shareholders:
Net investment income	—		(0.14)	(0.14)	(0.10)	(0.07)	(0.06)
Net realized gains	—		(0.35)	(0.27)	(0.37)	(0.01)	—

Total dividends and/or distributions to shareholders	—		(0.49)	(0.41)	(0.47)	(0.08)	(0.06)

Net asset value, end of period/year	$12.93		$11.90	$11.91	$10.48	$11.59	$10.18

Total return	8.66	%(C)	4.29%	17.81%	(5.82)%	14.62%	6.41%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,106,361		$1,061,238	$1,015,698	$781,007	$703,398	$389,264
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.83	%(E)	0.84%	0.83%	0.84%	0.82%	0.82%
Including waiver and/or reimbursement and recapture	0.83	%(E)	0.84%	0.83%	0.84%	0.82%	0.82	%(B)
Net investment income (loss) to average net assets	0.75	%(E)	0.96%	1.37%	1.46%	1.11%	1.56	%(B)
Portfolio turnover rate	—	%(C)	9%	2%	—%	—%	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica American Funds Managed Risk VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(27,188)	$(7,452,333)	$—	$—	$(7,479,521)
Total	$—	$(27,188)	$(7,452,333)	$—	$—	$(7,479,521)

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Futures contracts:
Average notional value of contracts – short	$(5,243,430)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Allocation risk: The Portfolio’s investment performance, in large part, depends on the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer.

Non-diversification risk: As a “non-diversified” portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to negative events affecting those issuers.

7. INVESTMENT CONCENTRATION

Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio’s total assets. As of June 30, 2021, the most recent financial statements are included within this report for the following investments:

Investment	Percentage of Total Assets
American Funds Insurance Series – Asset Allocation Fund	97.47%

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $2 billion	0.53%
Over $2 billion up to $4 billion	0.52
Over $4 billion up to $6 billion	0.50
Over $6 billion up to $8 billion	0.49
Over $8 billion up to $10 billion	0.48
Over $10 billion	0.46

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.85%	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ —	$ 54,904,052

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 897,166,673	$ 210,695,689	$ —	$ 210,695,689

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

12. LEGAL PROCEEDINGS (continued)

TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica American Funds Managed Risk VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

American Funds
Insurance Series®
Semi-annual report for the six months ended
June 30, 2021

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the American Funds Insurance Series for the periods ended June 30, 2021, are shown on the following pages, as well as results of the funds’ benchmarks.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/afis. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

Investment portfolios

28	Global Growth Fund

33	Global Small Capitalization Fund

41	Growth Fund

48	International Fund

53	New World Fund®

66	Washington Mutual Investors Fund

71	Capital World Growth and Income Fund®

80	Growth-Income Fund

86	International Growth and Income Fund

90	Capital Income Builder®

104	Asset Allocation Fund

134	Global Balanced Fund

147	The Bond Fund of America®

169	Capital World Bond Fund®

191	American High-Income Trust®

210	American Funds Mortgage Fund®

217	Ultra-Short Bond Fund

219	U.S. Government Securities Fund®

227	Managed Risk Growth Fund

229	Managed Risk International Fund

231	Managed Risk Washington Mutual Investors Fund

233	Managed Risk Growth-Income Fund

235	Managed Risk Asset Allocation Fund

237	Financial statements

American Funds Insurance Series        1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2021, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime
Global Growth Fund	4/30/97	11.76%	40.24%	19.97%	13.82%	11.29%
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	9.90	7.24
Global Small Capitalization Fund	4/30/98	10.86	48.91	18.03	10.77	10.78
MSCI All Country World Small Cap Index[1]		15.43	54.07	14.13	9.90	8.67
Growth Fund	2/8/84	13.03	53.72	25.84	17.88	14.02
Standard & Poor’s 500 Composite Index[2]		15.25	40.79	17.65	14.84	11.89
International Fund	5/1/90	4.71	34.76	12.27	6.96	8.42
MSCI All Country World Index (ACWI) ex USA[1]		9.16	35.72	11.08	5.45	6.19
New World Fund	6/17/99	10.21	42.32	15.30	7.72	9.42
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	9.90	6.07
Washington Mutual Investors Fund	7/5/01	15.14	36.86	12.16	12.34	7.40
Standard & Poor’s 500 Composite Index[2]		15.25	40.79	17.65	14.84	8.64
Capital World Growth and Income Fund	5/1/06	10.06	34.95	13.80	10.54	8.08
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	9.90	7.22
Growth-Income Fund	2/8/84	14.30	34.96	16.56	14.03	11.76
Standard & Poor’s 500 Composite Index[2]		15.25	40.79	17.65	14.84	11.89
International Growth and Income Fund	11/18/08	7.20	34.10	9.45	6.04	9.29
MSCI All Country World Index (ACWI) ex USA[1]		9.16	35.72	11.08	5.45	9.20
Capital Income Builder	5/1/14	9.85	22.58	7.22	–	5.60
70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index[3]		7.98	26.29	11.27	–	8.26
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	–	10.10
Bloomberg Barclays U.S. Aggregate Index[4]		–1.60	–0.33	3.03	–	3.34
Asset Allocation Fund	8/1/89	10.22	26.09	12.00	10.67	8.95
60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index[5]		8.28	23.02	11.89	10.39	8.92
Standard & Poor’s 500 Composite Index[2]		15.25	40.79	17.65	14.84	10.55
Bloomberg Barclays U.S. Aggregate Index[4]		–1.60	–0.33	3.03	3.39	5.81
Global Balanced Fund	5/2/11	6.10	20.72	10.11	7.57	7.17
60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index[6]		5.89	23.58	9.80	6.92	6.55
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	9.90	9.30
Bloomberg Barclays Global Aggregate Index[4]		–3.21	2.63	2.34	2.05	2.00
The Bond Fund of America	1/2/96	–0.67	2.45	3.91	3.84	4.80
Bloomberg Barclays U.S. Aggregate Index[4]		–1.60	–0.33	3.03	3.39	4.99
Capital World Bond Fund	10/4/06	–3.20	4.41	3.07	2.52	4.10
Bloomberg Barclays Global Aggregate Index[4]		–3.21	2.63	2.34	2.05	3.61
American High-Income Trust	2/8/84	6.62	21.11	8.13	6.02	8.72
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index[4]		3.61	15.34	7.47	6.65	N/A
American Funds Mortgage Fund	5/2/11	–0.57	0.53	2.63	2.86	2.91
Bloomberg Barclays U.S. Mortgage Backed Securities Index[4]		–0.77	–0.42	2.27	2.64	2.72
Ultra-Short Bond Fund	2/8/84	–0.18	–0.27	0.88	0.33	3.26
Bloomberg Barclays Short-Term Government/Corporate Index[4]		0.11	0.25	1.47	0.90	N/A
U.S. Government Securities Fund	12/2/85	–1.31	–0.14	2.85	3.01	5.71
Bloomberg Barclays U.S. Government/ Mortgage-Backed Securities Index[4]		–1.79	–2.01	2.25	2.72	6.07

2      American Funds Insurance Series

	Inception date	Cumulative total returns		Average annual total returns
Class P1 shares		6 months	1 year	5 years	Lifetime
Managed Risk Growth Fund	5/1/13	7.56%	31.22%	18.32%	12.84%
S&P 500 Managed Risk Index – Moderate Aggressive[7]		10.54	21.82	11.49	10.17
Managed Risk International Fund	5/1/13	2.73	20.86	7.91	3.94
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate Aggressive[7]		6.70	18.87	6.94	3.87
Managed Risk Washington Mutual Investors Fund	5/1/13	9.08	17.85	7.15	6.76
S&P 500 Managed Risk Index – Moderate[7]		8.97	19.02	10.48	9.33
Managed Risk Growth-Income Fund	5/1/13	8.82	18.76	12.42	9.64
S&P 500 Managed Risk Index – Moderate [7]		8.97	19.02	10.48	9.33
Managed Risk Asset Allocation Fund	9/28/12	8.62	19.69	9.27	8.33
S&P 500 Managed Risk Index – Moderate Conservative[7]		7.57	16.61	9.55	8.86

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/ or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Capital Income Builder, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Visit capitalgroup.com/afis for more information.

1Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.

2Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

3Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

4Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies. Bloomberg Barclays Short-Term Government/Corporate Index consists of investment-grade, fixed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.

5Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

6Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

7Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series      3

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund), Capital World Growth and Income Fund (formerly Global Growth and Income Fund), Capital Income Builder, The Bond Fund of America (formerly Bond Fund), Capital World Bond Fund, American High-Income Trust (formerly High-Income Bond Fund), American Funds Mortgage Fund and U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund). These waivers will be in effect through at least May 1, 2022, and may only be modified or terminated with the approval of the series board. Visit capitalgroup.com/afis for more information.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. The waivers and reimbursements will be in effect through at least May 1, 2022, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower and the net expense ratios higher. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors FundSM and American Funds Insurance Series – U.S. Government Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts and exchange-traded put options. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying funds.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4      American Funds Insurance Series

Global Growth Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*

a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since April 30, 1997)	ratio

	Class 1	11.76%	40.24%	19.97%	13.82%	11.29%	0.56%
	Class 1A	11.62	39.88	19.68	13.54	11.01	0.81
	Class 2	11.60	39.87	19.67	13.53	11.01	0.81
	Class 4	11.47	39.53	19.37	13.30	10.75	1.06

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit
capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the
	Financial Highlights table in this report for details.

	*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

American Funds Insurance Series      5

Global Small Capitalization Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*

a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since April 30, 1998)	ratio

	Class 1	10.86%	48.91%	18.03%	10.77%	10.78%	0.74%
	Class 1A	10.73	48.53	17.75	10.50	10.51	0.99
	Class 2	10.72	48.51	17.74	10.49	10.51	0.99
	Class 4	10.56	48.18	17.44	10.22	10.23	1.24

	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

	*Periods greater than one year are annualized.

						Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

6        American Funds Insurance Series

Growth Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*

a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	13.03%	53.72%	25.84%	17.88%	14.02%	0.36%
	Class 1A	12.87	53.33	25.53	17.59	13.74	0.61
	Class 2	12.87	53.34	25.52	17.58	13.74	0.61
	Class 3	12.91	53.43	25.61	17.67	13.82	0.54
	Class 4	12.74	52.96	25.21	17.31	13.46	0.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit
capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the
	Financial Highlights table in this report for details.

	*Periods greater than one year are annualized.

						Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

American Funds Insurance Series        7

International Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since May 1, 1990)	ratio

	Class 1	4.71%	34.76%	12.27%	6.96%	8.42%	0.55%
	Class 1A	4.61	34.42	12.00	6.70	8.15	0.80
	Class 2	4.61	34.46	11.99	6.69	8.15	0.80
	Class 3	4.67	34.52	12.07	6.77	8.23	0.73
	Class 4	4.47	34.11	11.72	6.45	7.89	1.05

	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

	*Periods greater than one year are annualized.

						Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

8        American Funds Insurance Series

New World Fund®

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*

a $1,000 investment						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since June 17, 1999)	expense ratio	expense ratio

	Class 1	10.21%	42.32%	15.30%	7.72%	9.42%	0.77%	0.59%
	Class 1A	10.05	41.98	15.02	7.45	9.15	1.02	0.84
	Class 2	10.09	41.98	15.01	7.45	9.15	1.02	0.84
	Class 4	9.92	41.64	14.72	7.19	8.88	1.27	1.09

	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

	*Periods greater than one year are annualized.

							Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

American Funds Insurance Series      9

Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund)*

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021†

a $1,000 investment						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since May 1, 2006)	expense ratio	expense ratio

	Class 1	15.14%	36.86%	12.16%	12.34%	7.40%	0.43%	0.27%
	Class 1A	15.00	36.58	11.90	12.07	7.14	0.68	0.52
	Class 2	15.03	36.49	11.87	12.06	7.13	0.68	0.52
	Class 4	14.88	36.17	11.59	11.84	6.90	0.93	0.77

	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

	†Periods greater than one year are annualized.

						Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

	*Normally, the fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. Though the fund’s investment adviser does not intend to change the manner in which the fund is managed, this investment guideline will no longer be disclosed in the fund’s registration statement as of November 1, 2021.

10      American Funds Insurance Series

Capital World Growth and Income Fund® (formerly Global Growth and Income Fund)

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*

a $1,000 investment						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since May 1, 2006)	expense ratio	expense ratio

	Class 1	10.06%	34.95%	13.80%	10.54%	8.08%	0.66%	0.43%
	Class 1A	9.94	34.67	13.55	10.28	7.82	0.91	0.68
	Class 2	9.98	34.67	13.52	10.26	7.81	0.91	0.68
	Class 4	9.82	34.38	13.23	10.01	7.56	1.16	0.93

	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

	*Periods greater than one year are annualized.

					Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

American Funds Insurance Series        11

Growth-Income Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*

a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	14.30%	34.96%	16.56%	14.03%	11.76%	0.30%
	Class 1A	14.14	34.61	16.29	13.75	11.48	0.55
	Class 2	14.14	34.61	16.27	13.74	11.48	0.55
	Class 3	14.19	34.72	16.35	13.82	11.56	0.48
	Class 4	14.00	34.29	15.98	13.47	11.21	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit
capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the
	Financial Highlights table in this report for details.

	*Periods greater than one year are annualized.

						Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

12        American Funds Insurance Series

International Growth and Income Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*

a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since November 18, 2008)	ratio

	Class 1	7.20%	34.10%	9.45%	6.04%	9.29%	0.68%
	Class 1A	7.08	33.82	9.21	5.79	9.03	0.93
	Class 2	7.02	33.74	9.18	5.78	9.02	0.93
	Class 4	6.88	33.41	8.90	5.55	8.77	1.18

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit
capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the
	Financial Highlights table in this report for details.

	*Periods greater than one year are annualized.

						Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

American Funds Insurance Series        13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross	Net
		6 months	1 year	5 years	(since May 1, 2014)	expense ratio	expense ratio

	Class 1	9.85%	22.58%	7.22%	5.60%	0.53%	0.28%
	Class 1A	9.72	22.31	6.96	5.34	0.78	0.53
	Class 2	9.72	22.42	6.97	5.43	0.78	0.53
	Class 4	9.60	22.03	6.70	5.08	1.03	0.78

	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

	*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

14      American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since August 1,1989)	ratio

	Class 1	10.22%	26.09%	12.00%	10.67%	8.95%	0.30%
	Class 1A	10.10	25.75	11.74	10.40	8.68	0.55
	Class 2	10.06	25.75	11.72	10.40	8.68	0.55
	Class 3	10.14	25.85	11.81	10.47	8.76	0.48
	Class 4	9.97	25.47	11.45	10.16	8.42	0.80

	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

	*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

American Funds Insurance Series      15

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since May 2, 2011)	ratio

	Class 1	6.10%	20.72%	10.11%	7.57%	7.17%	0.72%
	Class 1A	5.98	20.45	9.87	7.32	6.92	0.97
	Class 2	5.98	20.41	9.83	7.29	6.91	0.97
	Class 4	5.82	20.13	9.57	7.15	6.75	1.22

	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

	*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

16      American Funds Insurance Series

The Bond Fund of America® (formerly Bond Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since January 2, 1996)	expense ratio	expense ratio

	Class 1	-0.67%	2.45%	3.91%	3.84%	4.80%	0.40%	0.21%
	Class 1A	–0.79	2.16	3.66	3.58	4.54	0.65	0.46
	Class 2	–0.81	2.14	3.64	3.57	4.54	0.65	0.46
	Class 4	–0.93	1.89	3.38	3.33	4.28	0.90	0.71

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1,
	2021. See the Financial Highlights table in this report for details.

	*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

American Funds Insurance Series        17

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since October 4, 2006)	expense ratio	expense ratio

	Class 1	-3.20%	4.41%	3.07%	2.52%	4.10%	0.58%	0.48%
	Class 1A	–3.24	4.21	2.86	2.29	3.86	0.83	0.73
	Class 2	–3.26	4.20	2.82	2.26	3.84	0.83	0.73
	Class 4	–3.41	3.88	2.56	2.05	3.61	1.08	0.98

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1,
	2021. See the Financial Highlights table in this report for details.

	*Periods greater than one year are annualized.

							Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

18        American Funds Insurance Series

American High-Income Trust® (formerly High-Income Bond Fund)

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment		6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Gross expense ratio	Net expense ratio

	Class 1	6.62%	21.11%	8.13%	6.02%	8.72%	0.52%	0.33%
	Class 1A	6.49	20.82	7.90	5.77	8.45	0.77	0.58
	Class 2	6.50	20.81	7.88	5.76	8.45	0.77	0.58
	Class 3	6.56	20.85	7.93	5.83	8.52	0.70	0.51
	Class 4	6.28	20.38	7.58	5.53	8.19	1.02	0.83

	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

	*Periods greater than one year are annualized.
							Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

American Funds Insurance Series        19

American Funds Mortgage Fund®

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment		6 months	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio

	Class 1	-0.57%	0.53%	2.63%	2.86%	2.91%	0.48%	0.27%
	Class 1A	–0.60	0.38	2.40	2.61	2.66	0.73	0.52
	Class 2	–0.70	0.28	2.38	2.60	2.65	0.73	0.52
	Class 4	–0.74	0.06	2.13	2.41	2.45	0.98	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

	*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

20      American Funds Insurance Series

Ultra-Short Bond Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment		6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

	Class 1	–0.18%	–0.27%	0.88%	0.33%	3.26%	0.37%
	Class 1A	–0.18	–0.27	0.85	0.19	3.03	0.62
	Class 2	–0.27	–0.45	0.69	0.15	3.07	0.55
	Class 3	-0.27	–0.54	0.62	0.08	3.01	0.62
	Class 4	–0.36	–0.72	0.38	-0.10	2.77	0.87

	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

	*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2021	Commercial paper	54.7%
	Bonds & notes of governments & government agencies outside the U.S.	18.7
	U.S. Treasury bills	15.2
	Federal agency bills & notes	9.1
	Other assets less liabilities	2.3

	Total	100.0%

American Funds Insurance Series        21

U.S. Government Securities Fund® (formerly U.S. Government/AAA-Rated Securities Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since December 2, 1985)	expense ratio	expense ratio

	Class 1	–1.31%	–0.14%	2.85%	3.01%	5.71%	0.39%	0.23%
	Class 1A	–1.42	–0.42	2.62	2.77	5.45	0.64	0.48
	Class 2	–1.36	–0.36	2.59	2.76	5.45	0.64	0.48
	Class 3	–1.41	–0.38	2.66	2.83	5.52	0.57	0.41
	Class 4	–1.58	–0.72	2.31	2.54	5.19	0.89	0.73

	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

	*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2021

22        American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment		6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

	Class P1	7.56%	31.22%	18.32%	12.84%	0.74%	0.69%
	Class P2	7.53	30.94	18.02	12.52	0.99	0.94

	The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021.

	*Periods greater than one year are annualized.

American Funds Insurance Series        23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment		6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

	Class P1	2.73%	20.86%	7.91%	3.94%	0.94%	0.86%
	Class P2	2.64	20.52	7.56	3.57	1.19	1.11

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021.

*Periods greater than one year are annualized.

24        American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

(formerly Managed Risk Blue Chip Income and Growth Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment		6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

	Class P1	9.08%	17.85%	7.15%	6.76%	0.68%	0.63%
	Class P2	8.99	17.61	6.81	6.41	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021.

*Periods greater than one year are annualized.

American Funds Insurance Series        25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment		6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

	Class P1	8.82%	18.76%	12.42%	9.64%	0.68%	0.63%
	Class P2	8.76	18.44	12.14	9.32	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021.

*Periods greater than one year are annualized.

26        American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2021*
a $1,000 investment		6 months	1 year	5 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio

	Class P1	8.62%	19.69%	9.27%	8.33%	0.70%	0.65%
	Class P2	8.46	19.38	9.00	8.06	0.95	0.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information.

*Periods greater than one year are annualized.

American Funds Insurance Series        27

Global Growth Fund
Investment portfolio June 30, 2021	unaudited

Common stocks 92.05%		Shares	Value (000)

Information technology 31.05%	ASML Holding NV	560,592	$385,140
	ASML Holding NV (New York registered) (ADR)	303,400	209,601
	Taiwan Semiconductor Manufacturing Company, Ltd.	24,817,000	529,964
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	16,822
	Microsoft Corp.	1,902,900	515,496
	PayPal Holdings, Inc.[1]	846,600	246,767
	Adyen NV1	61,500	150,259
	Broadcom, Inc.	233,350	111,271
	Adobe, Inc.[1]	135,000	79,061
	Applied Materials, Inc.	520,137	74,068
	PagSeguro Digital, Ltd., Class A1	1,094,000	61,176
	Zendesk, Inc.[1]	419,500	60,551
	Samsung Electronics Co., Ltd.	785,100	56,260
	EPAM Systems, Inc.[1]	105,240	53,773
	Amphenol Corp., Class A	747,000	51,102
	Hexagon AB, Class B	3,136,000	46,464
	Fiserv, Inc.[1]	419,103	44,798
	Keyence Corp.	72,300	36,490
	DocuSign, Inc.[1]	106,750	29,844
	Advanced Micro Devices, Inc.[1]	301,500	28,320
	Mastercard, Inc., Class A	67,500	24,644
	Visa, Inc., Class A	70,197	16,413
	TeamViewer AG1	428,000	16,098
	Network International Holdings PLC[1]	3,173,000	16,051
	Amadeus IT Group SA, Class A, non-registered shares[1]	212,301	14,933
	Worldline SA, non-registered shares[1]	152,800	14,303
	Jack Henry & Associates, Inc.	69,400	11,348

			2,901,017

Consumer discretionary 18.31%	Amazon.com, Inc.[1]	144,050	495,555
	Chipotle Mexican Grill, Inc.[1]	130,000	201,544
	LVMH Moët Hennessy-Louis Vuitton SE	158,900	124,599
	Domino’s Pizza, Inc.	230,200	107,386
	Floor & Decor Holdings, Inc., Class A1	914,698	96,684
	Ocado Group PLC[1]	2,881,000	79,825
	Renault SA1	1,688,781	68,254
	NIKE, Inc., Class B	383,100	59,185
	Booking Holdings, Inc.[1]	24,600	53,827
	Coupang, Inc., Class A1,2	906,542	37,912
	Naspers, Ltd., Class N	169,130	35,510
	Prosus NV	347,800	34,011
	MercadoLibre, Inc.[1]	21,200	33,025
	Xpeng, Inc., Class A (ADR)[1]	671,711	29,837
	Home Depot, Inc.	92,275	29,426
	Stellantis NV	1,327,055	26,027
	Sony Group Corp.	243,000	23,656
	Entain PLC[1]	887,000	21,417
	IDP Education, Ltd.	1,119,000	20,594
	MGM China Holdings, Ltd.[1]	12,708,000	19,248
	EssilorLuxottica	102,335	18,886
	Evolution AB	114,500	18,094
	Wynn Macau, Ltd.[1]	10,510,400	16,542
	Moncler SpA	217,370	14,707
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	835,000	13,836
	JD Health International, Inc.[1]	893,550	12,809
	Marriott International, Inc., Class A1	74,000	10,102
	THG PLC[1]	1,026,870	8,665

			1,711,163

28        American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)

Health care 11.76%	DexCom, Inc.[1]	253,000	$108,031
	UnitedHealth Group, Inc.	259,600	103,954
	Mettler-Toledo International, Inc.[1]	65,000	90,047
	AstraZeneca PLC	674,300	80,991
	NovoCure, Ltd.[1]	340,000	75,419
	Cigna Corp.	316,600	75,056
	Pfizer, Inc.	1,699,000	66,533
	Fisher & Paykel Healthcare Corp., Ltd.	2,550,000	55,470
	Regeneron Pharmaceuticals, Inc.[1]	95,036	53,081
	Merck & Co., Inc.	620,000	48,217
	Tandem Diabetes Care, Inc.[1]	379,084	36,923
	Silk Road Medical, Inc.[1]	702,000	33,598
	Danaher Corp.	110,000	29,520
	Humana Inc.	55,000	24,350
	Zoetis, Inc., Class A	130,000	24,227
	Bayer AG	363,860	22,094
	Catalent, Inc.[1]	200,000	21,624
	Eli Lilly and Company	92,000	21,116
	Zai Lab, Ltd. (ADR)[1]	95,400	16,885
	Olympus Corp.	796,800	15,836
	bioMérieux SA	135,000	15,687
	Novartis AG	165,600	15,092
	Rede D’Or Sao Luiz SA	1,073,663	14,901
	Sanofi	135,000	14,144
	Teladoc Health, Inc.[1]	79,000	13,137
	Vertex Pharmaceuticals, Inc.[1]	49,500	9,981
	Coloplast A/S, Class B	55,750	9,148
	Organon & Co.[1]	62,000	1,876
	Viatris, Inc.	110,678	1,582

			1,098,520

Communication services 9.69%	Alphabet, Inc., Class A1	95,500	233,191
	Alphabet, Inc., Class C1	63,852	160,033
	Facebook, Inc., Class A1	710,030	246,885
	Tencent Holdings, Ltd.	2,028,000	152,538
	Bilibili, Inc., Class Z1	284,200	34,993
	Sea, Ltd., Class A (ADR)[1]	95,851	26,321
	Altice USA, Inc., Class A1	751,200	25,646
	Kuaishou Technology, Class B1,3,4	571,000	13,180
	Kuaishou Technology, Class B1	900	22
	Bumble, Inc., Class A1	217,500	12,528

			905,337

Financials 8.84%	AIA Group, Ltd.	12,499,500	155,352
	Tradeweb Markets, Inc., Class A	1,685,360	142,514
	Kotak Mahindra Bank, Ltd.[1]	3,018,964	69,284
	JPMorgan Chase & Co.	438,700	68,235
	Allfunds Group PLC[1]	2,890,300	50,304
	AXA SA	1,692,893	42,927
	Citigroup, Inc.	497,600	35,205
	Prudential PLC	1,773,082	33,688
	Société Générale	1,011,450	29,815
	Moscow Exchange MICEX-RTS PJSC	12,640,000	29,504
	BlackRock, Inc.	26,500	23,187
	HDFC Life Insurance Company, Ltd.	2,064,553	19,062
	QBE Insurance Group, Ltd.	2,132,000	17,252
	Willis Towers Watson PLC	73,000	16,792
	CME Group, Inc., Class A	76,437	16,257
	Bank of America Corp.	385,000	15,874
	FinecoBank SpA[1]	893,000	15,565

American Funds Insurance Series        29

Global Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)

Financials (continued)	Macquarie Group, Ltd.	101,500	$11,907
	Banco Santander, SA	2,946,020	11,247
	Lufax Holding, Ltd. (ADR)[1,2]	966,000	10,916
	Sberbank of Russia PJSC (ADR)	645,500	10,719

			825,606

Consumer staples 5.51%	British American Tobacco PLC	2,585,800	100,154
	Philip Morris International, Inc.	919,500	91,132
	Kweichow Moutai Co., Ltd., Class A	269,957	85,928
	Altria Group, Inc.	1,248,500	59,529
	Keurig Dr Pepper, Inc.	1,624,000	57,230
	Nestlé SA	313,500	39,040
	Walgreens Boots Alliance, Inc.	657,651	34,599
	Associated British Foods PLC	595,000	18,239
	Costco Wholesale Corp.	42,170	16,685
	Mondelez International, Inc.	192,000	11,988

			514,524

Industrials 3.49%	DSV Panalpina A/S	201,000	46,875
	Airbus SE, non-registered shares[1]	327,000	42,047
	MTU Aero Engines AG	167,000	41,366
	Alliance Global Group, Inc.	156,400,700	32,552
	GT Capital Holdings, Inc.	2,454,611	30,522
	NIBE Industrier AB, Class B	2,740,000	28,821
	Safran SA	164,000	22,737
	Country Garden Services Holdings Co., Ltd.	2,003,000	21,644
	Nidec Corp.	149,100	17,280
	General Electric Co.	1,260,000	16,960
	SMC Corp.	22,500	13,296
	Boeing Company[1]	51,300	12,289

			326,389

Materials 1.76%	Sherwin-Williams Company	461,700	125,790
	Shin-Etsu Chemical Co., Ltd.	119,500	19,986
	Koninklijke DSM NV	101,700	18,981

			164,757

Energy 1.10%	Reliance Industries, Ltd.	1,623,617	46,104
	Reliance Industries, Ltd., interim shares	106,956	2,139
	Gazprom PJSC (ADR)	4,173,000	31,807
	LUKOIL Oil Co. PJSC (ADR)	246,300	22,812

			102,862

Real estate 0.36%	Goodman Logistics (HK), Ltd. REIT	1,276,503	20,266
	ESR Cayman, Ltd.[1]	4,100,000	13,835

			34,101

Utilities 0.18%	Ørsted AS	121,736	17,082

	Total common stocks (cost: $4,083,141,000)		8,601,358

Preferred securities 2.91%

Health care 2.01%	Sartorius AG, nonvoting non-registered preferred shares	360,500	187,656

30        American Funds Insurance Series

Global Growth Fund (continued)

Preferred securities (continued)		Shares	Value (000)

Information technology 0.90%	Samsung Electronics Co., Ltd., nonvoting preferred shares	1,289,000	$84,358

	Total preferred securities (cost: $70,623,000)		272,014

Short-term securities 5.64%

Money market investments 5.21%

	Capital Group Central Cash Fund 0.04%[5,6]	4,867,535	486,754

Money market investments purchased with collateral from securities on loan 0.43%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[5,7]	22,129,193	22,129
	Capital Group Central Cash Fund 0.04%[5,6,7]	178,892	17,888
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[5,7]	117,498	118

			40,135

	Total short-term securities (cost: $526,921,000)		526,889

	Total investment securities 100.60% (cost: $4,680,685,000)		9,400,261

	Other assets less liabilities (0.60)%		(56,287)

	Net assets 100.00%		$9,343,974

Investments in affiliates[6]

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)

Short-term securities 5.40%
Money market investments 5.21%
Capital Group Central Cash Fund 0.04%[5]	$125,696	$966,146		$605,039	$(1)	$(48)	$486,754	$103

Money market investments purchased with collateral from securities on loan 0.19%
Capital Group Central Cash Fund 0.04%[5,7]	–	17,888	[8]				17,888	–	[9]

Total short-term securities							504,642

Total 5.40%					$(1)	$(48)	$504,642	$103

American Funds Insurance Series        31

Global Growth Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $43,575,000, which represented ..47% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $13,180,000, which represented .14% of the net assets of the fund.
[4]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,180,000, which represented .14% of the net assets of the fund.

[5]	Rate represents the seven-day yield at 6/30/2021.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Represents net activity. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

32        American Funds Insurance Series

Global Small Capitalization Fund

Investment portfolio June 30, 2021			unaudited

Common stocks 93.45%		Shares	Value (000)

Information technology 22.87%	Cree, Inc.[1]	1,166,056	$114,192
	Ceridian HCM Holding, Inc.[1]	647,135	62,073
	PAR Technology Corp.[1,2]	842,082	58,895
	Net One Systems Co., Ltd.	1,616,556	53,330
	BE Semiconductor Industries NV	610,276	51,769
	Silergy Corp.	275,740	37,507
	Kingdee International Software Group Co., Ltd.[1]	10,717,074	36,371
	Qorvo, Inc.[1]	181,818	35,573
	Unimicron Technology Corp.	6,678,300	30,920
	Olo, Inc., Class A1	820,670	30,685
	Bentley Systems, Inc., Class B2	455,043	29,478
	OneConnect Financial Technology Co., Ltd. (ADR)[1]	2,401,585	28,867
	Avast PLC	4,160,243	28,187
	eMemory Technology, Inc.[1]	573,000	27,455
	Appfolio, Inc., Class A1	193,616	27,338
	Asana, Inc., Class A1,2	430,100	26,679
	Nordic Semiconductor ASA[1]	992,291	25,147
	SUMCO Corp.	999,000	24,504
	Smartsheet, Inc., Class A1	337,600	24,415
	MACOM Technology Solutions Holdings, Inc.[1]	380,000	24,350
	Avalara, Inc.[1]	149,119	24,127
	Pegasystems, Inc.	169,591	23,605
	SimCorp AS	187,352	23,517
	LEM Holding SA1	9,570	20,066
	Euronet Worldwide, Inc.[1]	140,000	18,949
	Tanla Platforms, Ltd.[1]	1,677,291	18,046
	SHIFT, Inc.[1]	114,800	17,784
	Silicon Laboratories, Inc.[1]	115,900	17,762
	Globant SA1	81,000	17,753
	Rapid7, Inc.[1]	182,297	17,251
	Keywords Studios PLC[1]	440,000	15,155
	ON Semiconductor Corp.[1]	395,000	15,121
	Anaplan, Inc.[1]	272,133	14,505
	Marvell Technology, Inc.	221,217	12,903
	Aspen Technology, Inc.[1]	93,100	12,805
	Network International Holdings PLC[1]	2,494,284	12,618
	Cognex Corp.	136,300	11,456
	GlobalWafers Co., Ltd.	311,000	10,258
	Computer Services, Inc.	163,500	9,197
	Megaport, Ltd.[1]	650,000	8,984
	INFICON Holding AG	7,397	8,554
	SINBON Electronics Co., Ltd.[1]	857,000	8,428
	MongoDB, Inc., Class A1	23,300	8,423
	DoubleVerify Holdings, Inc.[1]	188,100	7,964
	Extreme Networks, Inc.[1]	678,378	7,571
	ALTEN SA, non-registered shares	53,608	7,107
	Okta, Inc., Class A1	25,463	6,230
	Appier Group, Inc.[1,2]	422,700	6,008
	BigCommerce Holdings, Inc., Series 1[1]	90,000	5,843
	Pexip Holding ASA[1]	627,882	5,608
	Alkami Technology, Inc.[1]	156,207	5,572
	Bechtle AG, non-registered shares	24,781	4,603
	Lightspeed POS, Inc., subordinate voting shares[1]	54,730	4,576
	Linklogis, Inc., Class B1,2	1,634,615	3,672
	Appen, Ltd.	269,793	2,752
	Yotpo, Ltd.[1,3,4,5,6]	678,736	1,418

			1,193,926

American Funds Insurance Series        33

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)

Health care 19.30%	Insulet Corp.[1]	524,329	$143,934
	CanSino Biologics, Inc., Class H1	1,984,600	105,463
	Notre Dame Intermédica Participações SA	3,012,035	51,432
	Health Catalyst, Inc.[1,2]	922,700	51,219
	Applied Molecular Transport, Inc.[1,2]	1,071,152	48,995
	Cortexyme, Inc.[1]	689,544	36,546
	Integra LifeSciences Holdings Corp.[1]	530,900	36,229
	Globus Medical, Inc., Class A1	447,600	34,702
	Ocumension Therapeutics[1,2]	9,650,966	33,934
	Mani, Inc.	1,459,254	33,442
	Max Healthcare Institute, Ltd.[1]	9,064,851	31,037
	Allakos, Inc.[1]	354,275	30,244
	AddLife AB, Class B	982,427	30,191
	PRA Health Sciences, Inc.[1]	180,222	29,774
	New Frontier Health Corp., Class A1	2,324,870	25,969
	Haemonetics Corp.[1]	376,300	25,077
	Kronos Bio, Inc.[1]	1,006,990	24,117
	GVS SpA	1,350,919	22,122
	Nevro Corp.[1]	131,205	21,752
	CONMED Corp.	148,708	20,437
	Ultragenyx Pharmaceutical, Inc.[1]	189,727	18,090
	CompuGroup Medical SE & Co. KGaA	205,520	16,096
	Amplifon SpA	311,536	15,382
	Guardant Health, Inc.[1]	119,227	14,807
	New Horizon Health, Ltd.[1]	1,270,844	12,963
	Shandong Pharmaceutical Glass Co., Ltd., Class A	2,180,508	11,457
	Ambu AS, Class B, non-registered shares	266,155	10,232
	Medincell SA1,2	809,800	8,959
	Arjo AB, Class B	765,000	7,884
	BioMarin Pharmaceutical, Inc.[1]	92,000	7,677
	Alignment Healthcare, Inc.[1]	322,800	7,544
	iRhythm Technologies, Inc.[1]	113,527	7,533
	Bachem Holding AG, Class B	10,977	6,501
	Encompass Health Corp.	79,000	6,164
	Nordhealth AS, Class A1	1,279,999	5,679
	Angelalign Technology, Inc.[1]	102,000	5,263
	Antares Vision SpA[1]	281,100	3,900
	Madrigal Pharmaceuticals, Inc.[1]	38,000	3,702
	Innovage Holding Corp.[1]	52,579	1,120
	NMC Health PLC[1,3,4]	219,652	3

			1,007,572

Consumer discretionary 17.78%	Lands’ End, Inc.[1,7]	2,100,000	86,205
	Wyndham Hotels & Resorts, Inc.	768,069	55,524
	Shop Apotheke Europe NV, non-registered shares[1]	255,264	47,944
	Mattel, Inc.[1]	2,100,069	42,211
	Thor Industries, Inc.	369,500	41,754
	Coursera, Inc.[1,3,6]	975,534	35,119
	Coursera, Inc.[1,2]	111,000	4,391
	Five Below, Inc.[1]	199,700	38,596
	YETI Holdings, Inc.[1]	410,595	37,701
	Entain PLC[1]	1,513,050	36,533
	Helen of Troy, Ltd.[1]	160,000	36,499
	Everi Holdings, Inc.[1]	1,419,053	35,391
	Evolution AB	182,215	28,795
	Skechers USA, Inc., Class A1	550,000	27,407
	Tube Investments of India, Ltd.	1,627,714	25,591
	Tongcheng-Elong Holdings, Ltd.[1]	10,084,800	25,250
	zooplus AG, non-registered shares[1]	63,253	20,491
	SSP Group PLC[1]	5,542,395	20,424
	Inchcape PLC	1,871,000	19,890

34        American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)

Consumer discretionary (continued)	Kindred Group PLC (SDR)	1,150,611	$18,036
	Scientific Games Corp.[1]	223,732	17,326
	Arco Platform, Ltd., Class A1	538,725	16,517
	Asbury Automotive Group, Inc.[1]	87,582	15,009
	Melco International Development, Ltd.[1]	7,826,000	14,373
	Basic-Fit NV1,2	329,911	14,106
	Just Eat Takeaway (EUR denominated)[1]	150,679	13,913
	B2W - Cia. Digital, ordinary nominative shares[1]	1,010,093	13,456
	Desenio Group AB1	1,222,785	12,716
	Musti Group Oyj	327,550	12,126
	Leslie’s, Inc.[1]	420,664	11,564
	Bright Horizons Family Solutions, Inc.[1]	74,300	10,930
	Cie. Plastic Omnium SA	308,912	9,648
	Purple Innovation, Inc., Class A1	347,200	9,170
	Cairn Homes PLC[1]	6,829,200	8,644
	Golden Entertainment, Inc.[1]	179,300	8,033
	Zhongsheng Group Holdings, Ltd.	938,500	7,808
	Thule Group AB	155,900	6,911
	Elior Group SA1	882,500	6,593
	frontdoor, inc.[1]	131,200	6,536
	TopBuild Corp.[1]	32,600	6,448
	Sonans Gruppen AS1	802,602	5,127
	Dalata Hotel Group PLC[1]	800,000	3,740
	IDP Education, Ltd.	180,966	3,331
	DESCENTE, Ltd.[1]	106,700	2,973
	Countryside Properties PLC[1]	405,700	2,652
	OneSpaWorld Holdings, Ltd.[1]	245,538	2,379
	Leifheit AG, non-registered shares	36,773	2,045
	China Zenix Auto International, Ltd. (ADR)[1]	385,648	127

			927,953

Industrials 15.26%	Nihon M&A Center, Inc.	2,077,284	53,870
	International Container Terminal Services, Inc.	14,412,500	48,332
	IMCD NV	276,065	43,897
	Boyd Group Services, Inc.	235,355	42,829
	Meggitt PLC[1]	6,500,850	41,474
	Stericycle, Inc.[1]	560,931	40,134
	Visional, Inc.[1]	599,900	32,939
	Instalco AB	730,713	30,311
	Interpump Group SpA	447,000	26,470
	Fasadgruppen Group AB	1,566,704	23,396
	Shoals Technologies Group, Inc., Class A1	607,450	21,564
	Japan Elevator Service Holdings Co., Ltd.	905,800	21,052
	Diploma PLC	487,000	19,563
	Nolato AB, Class B	1,851,000	18,211
	Alfen NV1	193,371	18,056
	Wizz Air Holdings PLC[1]	273,883	17,689
	Melrose Industries PLC	7,236,000	15,525
	VAT Group AG	45,815	15,231
	Cleanaway Waste Management, Ltd.	7,580,970	15,009
	Centre Testing International Group Co., Ltd.	2,985,669	14,731
	Carel Industries SpA	583,425	14,009
	Vicor Corp., Class A1	131,328	13,887
	Avon Rubber PLC	383,500	13,878
	Marel hf.	1,971,482	13,833
	Woodward, Inc.	105,000	12,902
	Guangzhou Baiyun International Airport Co., Ltd., Class A	7,215,639	12,485
	Cargotec Corp., Class B, non-registered shares	233,700	12,082
	DL E&C Co., Ltd.[1]	87,568	11,042
	MDA, Ltd.[1]	823,400	10,794
	Montrose Environmental Group, Inc.[1]	190,800	10,238

American Funds Insurance Series        35

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)

Industrials (continued)	ACV Auctions, Inc., Class A1	362,033	$9,279
	Addtech AB, Class B	497,200	8,250
	IAA, Inc.[1]	141,750	7,731
	Atlas Corp.	500,000	7,125
	Cummins India, Ltd.	550,000	6,656
	Japan Airport Terminal Co., Ltd.	138,500	6,221
	CAE, Inc.[1]	200,000	6,160
	Kajaria Ceramics, Ltd.	450,000	5,933
	Rumo SA1	1,518,920	5,848
	Froy ASA[1]	873,400	5,828
	Imperial Logistics, Ltd.	1,643,000	5,456
	Sitowise Group PLC[1]	512,300	5,188
	LIXIL Corp.	196,500	5,082
	Granite Construction, Inc.	120,892	5,021
	BELIMO Holding AG	10,460	4,782
	Nitto Boseki Co., Ltd.[2]	132,500	4,091
	Howden Joinery Group PLC	357,556	4,039
	ITM Power PLC[1,2]	508,527	3,203
	Controladora Vuela Compañía de Aviación, SAB de CV, ordinary participation certificates, Class A (ADR)[1]	135,800	2,609
	The AZEK Co., Inc., Class A1	54,400	2,310
	Matson, Inc.	8,674	555

			796,800

Financials 7.83%	Janus Henderson Group PLC	1,367,400	53,069
	Marqeta, Inc., Class B1,3,6	1,859,092	48,010
	Trupanion, Inc.[1]	393,869	45,334
	Star Health & Allied Insurance Co., Ltd.[1,3,4,5]	6,037,336	39,715
	Live Oak Bancshares, Inc.	579,250	34,176
	Eurobank Ergasias Services and Holdings SA1	26,815,236	27,027
	Cholamandalam Investment and Finance Co., Ltd.	3,684,053	25,438
	EastWest Bancorp, Inc.	287,300	20,597
	Independent Bank Group, Inc.	274,100	20,278
	Stifel Financial Corp.	271,050	17,580
	South State Corp.	213,300	17,439
	Aavas Financiers, Ltd.[1]	336,227	12,269
	IIFL Wealth Management, Ltd.	677,558	10,614
	Indian Energy Exchange, Ltd.	2,000,000	10,094
	Multi Commodity Exchange of India, Ltd.[1]	417,000	8,536
	Capitec Bank Holdings, Ltd.	66,400	7,842
	IIFL Finance Ltd.	1,459,000	4,994
	SiriusPoint, Ltd.[1]	492,500	4,959
	PT Bank Rakyat Indonesia Agroniaga Tbk[1]	4,530,100	608

			408,579

Consumer staples 2.60%	Freshpet, Inc.[1]	300,695	49,001
	Grocery Outlet Holding Corp.[1]	911,400	31,589
	Monde Nissin Corp.[1]	76,219,800	25,794
	AAK AB	452,024	10,131
	Hilton Food Group PLC	586,277	8,872
	Total Produce PLC	1,292,800	4,047
	Vector Group, Ltd.	209,704	2,965
	Raia Drogasil SA, ordinary nominative shares	445,000	2,211
	Zur Rose Group AG1	3,131	1,200

			135,810

36        American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)

Materials 2.46%	Nanofilm Technologies International, Ltd.[1]	8,615,000	$35,172
	Navin Fluorine International, Ltd.	425,000	21,437
	PI Industries, Ltd.	537,999	21,065
	Lundin Mining Corp.	1,930,004	17,407
	MMG Ltd.[1]	18,704,000	8,239
	Vidrala, SA, non-registered shares	67,694	8,091
	ACC, Ltd.	230,000	6,234
	SK Materials Co., Ltd.	16,400	5,128
	LANXESS AG	54,500	3,737
	Arkema SA	15,200	1,907

			128,417

Communication services 2.01%	Skillz Inc., Class A1,2	1,119,741	24,321
	Bandwidth, Inc., Class A1	112,900	15,571
	Trustpilot AS1	2,573,727	12,155
	DouYu International Holdings, Ltd. (ADR)[1]	1,435,368	9,818
	Boat Rocker Media, Inc.[1]	1,676,496	9,454
	Daily Mail and General Trust PLC, Class A, nonvoting shares	663,700	8,850
	Square Enix Holdings Co., Ltd.	143,200	7,102
	New York Times Co., Class A	135,000	5,879
	JCDecaux SA1	180,313	4,999
	Capcom Co., Ltd.	148,714	4,350
	Kamakura Shinsho, Ltd.	255,100	2,310
	Zee Entertainment Enterprises, Ltd.	1,815	5

			104,814

Utilities 1.50%	ENN Energy Holdings, Ltd.	3,249,700	61,861
	AC Energy Corp.	69,716,400	11,782
	Neoenergia SA	1,288,255	4,499

			78,142

Real estate 1.16%	Altus Group, Ltd.	436,402	20,225
	Embassy Office Parks REIT	3,656,800	17,238
	JHSF Participações SA	8,620,906	12,601
	Macrotech Developers, Ltd.[1]	582,697	5,359
	Mindspace Business Parks REIT	1,250,000	4,755
	Mitre Realty Empreendimentos e Participações SA	264,200	633

			60,811

Energy 0.68%	Pioneer Natural Resources Company	114,558	18,618
	Venture Global LNG, Inc., Series C1,3,4,5,6	2,760	13,392
	Aegis Logistics, Ltd.[1]	649,070	3,003
	NuVista Energy, Ltd.[1]	98,325	316
	Helmerich & Payne, Inc.	7,700	251

			35,580

	Total common stocks (cost: $2,629,196,000)		4,878,404

Preferred securities 1.88%

Information technology 1.30%	Avidxchange, Inc., Series F, preferred shares[1,3,4,5]	492,864	30,439
	SmartHR, Inc., Series D, preferred shares[1,3,4,5]	3,006	14,176
	Gitlab Inc., Series E, preferred shares[1,3,4,5]	297,916	12,092
	Yotpo, Ltd., Series F, preferred shares[1,3,4,5,6]	2,158,609	4,748
	Yotpo, Ltd., Series B, preferred shares[1,3,4,5,6]	287,894	602
	Yotpo, Ltd., Series C, preferred shares[1,3,4,5,6]	274,070	573
	Yotpo, Ltd., Series A-1, preferred shares[1,3,4,5,6]	183,819	384

American Funds Insurance Series        37

Global Small Capitalization Fund (continued)

Preferred securities (continued)		Shares	Value (000)

Information technology (continued)	Yotpo, Ltd., Series A, preferred shares[1,3,4,5,6]	89,605	$187
	Yotpo, Ltd., Series C-1, preferred shares[1,3,4,5,6]	75,980	159
	Yotpo, Ltd., Series D, preferred shares[1,3,4,5,6]	42,368	88
	Yotpo, Ltd., Series B-1, preferred shares[1,3,4,5,6]	33,838	71
	Outreach Corp., Series G, preferred shares[1,3,4,5]	154,354	4,518

			68,037

Industrials 0.42%	Azul SA, preferred nominative shares (ADR)[1]	800,316	21,129
	Azul SA, preferred nominative shares[1]	109,500	966

			22,095

Health care 0.16%	PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3,4,5]	2,931,405	8,231

	Total preferred securities (cost: $72,225,000)		98,363

Rights & warrants 0.54%

Information technology 0.48%	OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[1,3,6]	355,879	24,840

Consumer staples 0.06%	Qingdao Richen Food Co., Ltd., Class A, warrants, expire 2022[1,3,6]	345,000	3,333

	Total rights & warrants (cost: $22,692,000)		28,173

Short-term securities 5.54%

Money market investments 4.10%
	Capital Group Central Cash Fund 0.04%[7,8]	2,140,121	214,012

Money market investments purchased with collateral from securities on loan 1.44%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[8,9]	41,322,097	41,322
	Capital Group Central Cash Fund 0.04%[7,8,9]	334,046	33,405
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[8,9]	219,407	219

			74,946

	Total short-term securities (cost: $288,962,000)		288,958

	Total investment securities 101.41% (cost: $3,013,075,000)		5,293,898

	Other assets less liabilities (1.41)%		(73,486)

	Net assets 100.00%		$5,220,412

38        American Funds Insurance Series

Global Small Capitalization Fund (continued)

Investments in affiliates[7]

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)

Common stocks 1.65%

Consumer discretionary 1.65%
Lands’ End, Inc.[1]	$45,297	$–		$–	$–	$40,908	$86,205	$–

Communication services 0.00%
Boat Rocker Media, Inc.[1,10]	–	13,601		1,215	(321)	(2,611)	–	–

Total common stocks							86,205

Short-term securities 4.74%
Money market investments 4.10%
Capital Group Central Cash Fund 0.04%[8]	15,136	1,131,389		932,465	(41)	(7)	214,012	68

Money market investments purchased with collateral from securities on loan 0.64%
Capital Group Central Cash Fund 0.04%[8,9]	–	33,405	[11]				33,405	–	[12]

Total short-term securities							247,417

Total 6.39%					$(362)	$38,290	$333,622	$68

American Funds Insurance Series        39

Global Small Capitalization Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $83,042,000, which represented 1.59% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $242,098,000, which represented 4.64% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

[6]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $132,924,000, which represented 2.55% of the net assets of the fund.

[7]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[8]	Rate represents the seven-day yield at 6/30/2021.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Unaffiliated issuer at 6/30/2021.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Star Health & Allied Insurance Co., Ltd.	3/30/2021	$40,710	$39,715	.76%

Avidxchange, Inc., Series F, preferred shares	12/26/2019	24,156	30,439	.58

SmartHR, Inc., Series D, preferred shares	5/28/2021	14,344	14,176	.27

Venture Global LNG, Inc., Series C	5/1/2015	8,280	13,392	.26

Gitlab Inc., Series E, preferred shares	9/11/2019	5,550	12,092	.23

PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	6,000	8,231	.16

Yotpo, Ltd., Series F, preferred shares	2/25/2021	4,748	4,748	.09

Yotpo, Ltd.	3/16/2021	1,418	1,418	.03

Yotpo, Ltd., Series B, preferred shares	3/16/2021	602	602	.01

Yotpo, Ltd., Series C, preferred shares	3/16/2021	573	573	.01

Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	384	384	.01

Yotpo, Ltd., Series A, preferred shares	3/16/2021	187	187	.00

Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	159	159	.00

Yotpo, Ltd., Series D, preferred shares	3/16/2021	89	88	.00

Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	71	71	.00

Outreach Corp., Series G, preferred shares	5/27/2021	4,517	4,518	.09

Total private placement securities		$111,788	$130,793	2.50%

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

SDR = Swedish Depositary Receipts

See notes to financial statements.

40        American Funds Insurance Series

Growth Fund

Investment portfolio June 30, 2021			unaudited

Common stocks 97.01%		Shares	Value (000)

Information technology 22.38%	Microsoft Corp.	8,314,185	$2,252,313
	Broadcom, Inc.	1,758,306	838,431
	ASML Holding NV	635,000	436,260
	ASML Holding NV (New York registered) (ADR)	352,484	243,510
	Taiwan Semiconductor Manufacturing Company, Ltd.	15,724,000	335,784
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,215,000	145,994
	RingCentral, Inc., Class A1	1,458,037	423,676
	PayPal Holdings, Inc.[1]	1,319,600	384,637
	Shopify, Inc., Class A, subordinate voting shares[1]	223,900	327,113
	Visa, Inc., Class A	1,325,853	310,011
	Apple, Inc.	1,750,027	239,684
	MicroStrategy, Inc., Class A1,2	335,914	223,215
	Mastercard, Inc., Class A	567,662	207,248
	FleetCor Technologies, Inc.[1]	717,832	183,808
	Cree, Inc.[1]	1,851,070	181,275
	Advanced Micro Devices, Inc.[1]	1,816,000	170,577
	MongoDB, Inc., Class A1	456,053	164,872
	Square, Inc., Class A1	642,243	156,579
	Applied Materials, Inc.	1,074,888	153,064
	Keyence Corp.	300,900	151,865
	Fidelity National Information Services, Inc.	884,718	125,338
	Micron Technology, Inc.[1]	1,447,335	122,995
	ServiceNow, Inc.[1]	221,680	121,824
	Tyler Technologies, Inc.[1]	263,200	119,064
	Ceridian HCM Holding, Inc.[1]	1,229,000	117,886
	Bill.Com Holdings, Inc.[1]	631,909	115,753
	VeriSign, Inc.[1]	399,943	91,063
	HubSpot, Inc.[1]	130,000	75,754
	Samsung Electronics Co., Ltd.	1,003,000	71,875
	Trimble, Inc.[1]	840,920	68,812
	Intel Corp.	1,136,000	63,775
	Cloudflare, Inc., Class A1	600,000	63,504
	ON Semiconductor Corp.[1]	1,622,519	62,110
	Elastic NV, non-registered shares[1]	379,422	55,305
	Qualtrics International, Inc., Class A1	1,396,101	53,401
	NetApp, Inc.	527,540	43,163
	Genpact, Ltd.	933,000	42,386
	Zendesk, Inc.[1]	293,000	42,292
	Adobe, Inc.[1]	69,034	40,429
	Flex, Ltd.[1]	2,234,300	39,927
	MKS Instruments, Inc.	217,800	38,757
	SK hynix, Inc.	330,800	37,452
	Enphase Energy, Inc.[1]	193,323	35,500
	Okta, Inc., Class A1	142,366	34,834
	Concentrix Corp.[1]	188,487	30,309
	EPAM Systems, Inc.[1]	52,839	26,999
	Fiserv, Inc.[1]	247,500	26,455
	Lam Research Corp.	40,617	26,429
	Motorola Solutions, Inc.	109,000	23,637
	Alteryx, Inc., Class A1	261,518	22,496
	Jack Henry & Associates, Inc.	137,000	22,401
	GoDaddy Inc., Class A1	213,800	18,592
	Smartsheet, Inc., Class A1	238,281	17,232
	Keysight Technologies, Inc.[1]	102,000	15,750
	Amadeus IT Group SA, Class A, non-registered shares[1]	196,096	13,793
	TELUS International (Cda), Inc., subordinate voting shares[1]	396,024	12,320
	SentinelOne, Inc., Class A1	218,400	9,282
	Stripe, Inc., Class B1,3,4,5	168,598	6,765
	Kulicke and Soffa Industries, Inc.	107,460	6,577

			9,492,152

American Funds Insurance Series        41

Growth Fund   (continued)

Common stocks (continued)		Shares	Value (000)

Communication services 20.43%	Facebook, Inc., Class A1	9,740,387	$3,386,830
	Netflix, Inc.[1]	3,177,003	1,678,125
	Alphabet, Inc., Class C1	479,158	1,200,923
	Alphabet, Inc., Class A1	118,216	288,659
	Snap, Inc., Class A1	8,109,000	552,547
	Charter Communications, Inc., Class A1	688,110	496,437
	Activision Blizzard, Inc.	4,642,429	443,074
	Comcast Corp., Class A	3,772,563	215,112
	T-Mobile US, Inc.[1]	1,333,440	193,122
	Zillow Group, Inc., Class C, nonvoting shares[1]	509,000	62,210
	Zillow Group, Inc., Class A1	245,000	30,020
	Live Nation Entertainment, Inc.[1]	517,000	45,284
	Pinterest, Inc., Class A1	521,333	41,159
	Bumble, Inc., Class A1	334,537	19,269
	Iridium Communications, Inc.[1]	245,040	9,799
	Match Group, Inc.[1]	13,602	2,193

			8,664,763

Consumer discretionary 17.50%	Tesla, Inc.[1]	4,564,000	3,102,151
	Amazon.com, Inc.[1]	298,383	1,026,485
	Dollar General Corp.	2,467,686	533,983
	Home Depot, Inc.	1,045,000	333,240
	LVMH Moët Hennessy-Louis Vuitton SE	330,000	258,765
	Domino’s Pizza, Inc.	433,000	201,990
	Toll Brothers, Inc.	3,280,000	189,617
	Hermès International	97,299	141,735
	Booking Holdings, Inc.[1]	64,759	141,698
	Airbnb, Inc., Class A1	897,564	137,453
	Burlington Stores, Inc.[1]	340,061	109,496
	Royal Caribbean Cruises, Ltd.[1]	1,272,346	108,506
	Caesars Entertainment, Inc.[1]	957,985	99,391
	Chipotle Mexican Grill, Inc.[1]	57,300	88,834
	YETI Holdings, Inc.[1]	940,000	86,311
	Floor & Decor Holdings, Inc., Class A1	769,300	81,315
	NIKE, Inc., Class B	480,400	74,217
	NVR, Inc.[1]	12,830	63,807
	Darden Restaurants, Inc.	433,876	63,342
	Aramark	1,395,000	51,964
	Etsy, Inc.[1]	202,000	41,580
	LGI Homes, Inc.[1]	248,150	40,185
	Westwing Group AG, non-registered shares[1]	707,000	38,680
	Norwegian Cruise Line Holdings, Ltd.[1]	1,182,996	34,792
	Flutter Entertainment PLC[1]	187,791	34,002
	Wynn Resorts, Ltd.[1]	276,822	33,855
	Hilton Worldwide Holdings, Inc.[1]	257,834	31,100
	Evolution AB	196,122	30,992
	adidas AG	75,097	27,952
	Cie. Financière Richemont SA, Class A	219,805	26,595
	lululemon athletica, inc.[1]	70,000	25,548
	Carvana Co., Class A1	68,400	20,644
	Marriott International, Inc., Class A1	128,000	17,475
	Dollar Tree Stores, Inc.[1]	172,468	17,161
	YUM! Brands, Inc.	129,700	14,919
	Aptiv PLC[1]	94,400	14,852
	EssilorLuxottica	69,400	12,808
	Wayfair Inc., Class A1	39,800	12,565
	Pool Corp.	26,203	12,018
	D.R. Horton, Inc.	131,644	11,897
	Peloton Interactive, Inc., Class A1	87,000	10,790

42        American Funds Insurance Series

Growth Fund   (continued)

Common stocks (continued)		Shares	Value (000)

Consumer discretionary (continued)	Las Vegas Sands Corp.[1]	201,200	$10,601
	Arrival Group[1]	449,469	7,043
	Helen of Troy, Ltd.[1]	8,020	1,830

			7,424,184

Health care 12.61%	UnitedHealth Group, Inc.	1,935,186	774,926
	Intuitive Surgical, Inc.[1]	774,000	711,801
	Regeneron Pharmaceuticals, Inc.[1]	930,500	519,721
	NovoCure, Ltd.[1]	2,204,210	488,938
	Centene Corp.[1]	4,864,730	354,785
	Thermo Fisher Scientific, Inc.	674,500	340,265
	Vertex Pharmaceuticals, Inc.[1]	1,228,131	247,628
	Moderna, Inc.[1]	750,000	176,235
	Insulet Corp.[1]	582,500	159,902
	Teladoc Health, Inc.[1]	893,500	148,580
	Seagen, Inc.[1]	790,810	124,853
	Biohaven Pharmaceutical Holding Co., Ltd.[1]	1,012,086	98,253
	Exact Sciences Corp.[1]	610,000	75,829
	Abbott Laboratories	643,963	74,655
	Vir Biotechnology, Inc.[1]	1,555,475	73,543
	Oak Street Health, Inc.[1]	1,161,702	68,041
	DexCom, Inc.[1]	158,238	67,568
	Danaher Corp.	235,935	63,315
	Gilead Sciences, Inc.	899,185	61,918
	Edwards Lifesciences Corp.[1]	569,100	58,942
	CRISPR Therapeutics AG1	353,184	57,177
	Cigna Corp.	203,470	48,237
	Guardant Health, Inc.[1]	361,003	44,833
	Verily Life Sciences LLC[1,3,4,5]	300,178	44,823
	Catalent, Inc.[1]	385,000	41,626
	Eli Lilly and Company	169,500	38,904
	Galapagos NV1	527,552	36,582
	QIAGEN NV1	664,342	32,141
	AstraZeneca PLC	256,500	30,809
	Molina Healthcare, Inc.[1]	96,799	24,496
	Mettler-Toledo International, Inc.[1]	16,900	23,412
	Pacific Biosciences of California, Inc.[1]	619,579	21,667
	Humana Inc.	46,800	20,719
	Neurocrine Biosciences, Inc.[1]	203,800	19,834
	R1 RCM, Inc.[1]	888,000	19,749
	Syneos Health, Inc., Class A1	210,000	18,793
	Chemed Corp.	37,667	17,873
	Zimmer Biomet Holdings, Inc.	108,400	17,433
	Pfizer, Inc.	427,314	16,734
	Allogene Therapeutics, Inc.[1]	504,466	13,156
	Allakos, Inc.[1]	151,733	12,953
	Novavax, Inc.[1]	37,000	7,855
	Cortexyme, Inc.[1]	145,600	7,717
	Ultragenyx Pharmaceutical, Inc.[1]	67,100	6,398
	TG Therapeutics, Inc.[1]	155,200	6,020
	Incyte Corp.[1]	70,900	5,965
	Adaptive Biotechnologies Corp.[1]	141,048	5,763
	Agios Pharmaceuticals, Inc.[1]	95,882	5,284
	Global Blood Therapeutics, Inc.[1]	125,000	4,377
	Sana Biotechnology, Inc.[1]	179,600	3,531
	GoodRx Holdings, Inc., Class A1,2	97,500	3,511

			5,348,070

American Funds Insurance Series        43

Growth Fund   (continued)

Common stocks (continued)		Shares	Value (000)

Industrials 8.58%	Uber Technologies, Inc.[1]	8,372,767	$419,643
	TransDigm Group, Inc.[1]	590,615	382,299
	Delta Air Lines, Inc.[1]	7,215,000	312,121
	Jacobs Engineering Group, Inc.	2,169,000	289,388
	Carrier Global Corp.	5,950,861	289,212
	United Rentals, Inc.[1]	591,000	188,535
	Caterpillar, Inc.	859,500	187,053
	MTU Aero Engines AG	687,220	170,227
	TuSimple Holdings, Inc., Class A1,2	1,918,260	136,657
	Airbus SE, non-registered shares[1]	944,893	121,497
	Dun & Bradstreet Holdings, Inc.[1]	4,746,028	101,423
	Middleby Corp.[1]	449,500	77,880
	CSX Corp.	2,335,500	74,923
	Ryanair Holdings PLC (ADR)[1]	634,951	68,708
	Ryanair Holdings PLC[1]	96,554	1,827
	Safran SA	489,640	67,883
	Armstrong World Industries, Inc.	616,904	66,169
	Southwest Airlines Co.[1]	1,100,000	58,399
	Lockheed Martin Corp.	149,500	56,563
	Emerson Electric Co.	577,000	55,530
	BWX Technologies, Inc.	937,200	54,470
	Norfolk Southern Corp.	176,000	46,712
	HEICO Corp.	185,951	25,925
	HEICO Corp., Class A	148,813	18,480
	Equifax, Inc.	176,000	42,154
	Boeing Company[1]	170,000	40,725
	Rockwell Automation	126,000	36,038
	Northrop Grumman Corp.	98,700	35,871
	AMETEK, Inc.	253,600	33,856
	L3Harris Technologies, Inc.	155,000	33,503
	ITT, Inc.	343,000	31,415
	FedEx Corp.	99,600	29,714
	Waste Connections, Inc.	222,159	26,532
	Parker-Hannifin Corp.	71,215	21,871
	Komatsu, Ltd.	611,400	15,192
	Generac Holdings, Inc.[1]	31,762	13,186
	Lennox International, Inc.	18,700	6,560

			3,638,141

Financials 6.36%	Bank of America Corp.	14,780,700	609,408
	First Republic Bank	1,805,457	337,927
	Capital One Financial Corp.	1,399,000	216,411
	SVB Financial Group[1]	329,467	183,325
	Intercontinental Exchange, Inc.	1,517,049	180,074
	S&P Global, Inc.	395,300	162,251
	BlackRock, Inc.	150,000	131,245
	KKR & Co., Inc.	1,849,977	109,593
	Athene Holding, Ltd., Class A1	1,355,912	91,524
	Western Alliance Bancorporation	932,501	86,583
	Marsh & McLennan Companies, Inc.	546,720	76,913
	MSCI, Inc.	117,900	62,850
	Arch Capital Group, Ltd.[1]	1,255,267	48,880
	London Stock Exchange Group PLC	426,339	47,003
	Progressive Corp.	420,000	41,248
	Moody’s Corp.	102,277	37,062
	The Blackstone Group, Inc.	360,000	34,970
	East West Bancorp, Inc.	443,509	31,795
	Brookfield Asset Management, Inc., Class A	585,103	29,829
	Aon PLC, Class A	110,000	26,264
	CME Group, Inc., Class A	121,648	25,872
	American International Group, Inc.	458,394	21,820

44        American Funds Insurance Series

Growth Fund   (continued)

Common stocks (continued)		Shares	Value (000)

Financials (continued)	Ares Management Corp., Class A	310,500	$19,745
	Bright Health Group, Inc.[1]	1,140,681	19,574
	Everest Re Group, Ltd.	66,500	16,759
	Berkshire Hathaway, Inc., Class A1	26	10,883
	Berkshire Hathaway, Inc., Class B1	17,400	4,836
	BNP Paribas SA	180,106	11,291
	PNC Financial Services Group, Inc.	51,565	9,837
	Trupanion, Inc.[1]	69,355	7,983
	Goosehead Insurance, Inc., Class A	15,416	1,962
	Brookfield Asset Management Reinsurance Partners, Ltd., Class A1	4,035	210

			2,695,927

Consumer staples 3.20%	Kroger Co.	8,641,839	331,069
	Philip Morris International, Inc.	2,865,403	283,990
	Costco Wholesale Corp.	496,404	196,412
	Constellation Brands, Inc., Class A	694,000	162,320
	Altria Group, Inc.	2,804,349	133,711
	British American Tobacco PLC	2,907,900	112,630
	Estée Lauder Companies, Inc., Class A	158,486	50,411
	Molson Coors Beverage Company, Class B, restricted voting shares[1]	629,400	33,793
	Monster Beverage Corp.[1]	305,000	27,862
	Anheuser-Busch InBev SA/NV	201,028	14,495
	Church & Dwight Co., Inc.	104,177	8,878

			1,355,571

Materials 2.91%	Vale SA, ordinary nominative shares (ADR)	14,736,177	336,132
	Wheaton Precious Metals Corp.	3,674,000	161,913
	LyondellBasell Industries NV	1,223,605	125,872
	Grupo México, SAB de CV, Series B	25,356,800	119,266
	Franco-Nevada Corp.	752,000	109,130
	Barrick Gold Corp.	4,058,000	83,920
	Royal Gold, Inc.	517,000	58,990
	Celanese Corp.	350,400	53,121
	CF Industries Holdings, Inc.	1,029,000	52,942
	Allegheny Technologies, Inc.[1]	2,070,860	43,177
	Sherwin-Williams Company	90,658	24,700
	Linde PLC	81,300	23,504
	PPG Industries, Inc.	103,623	17,592
	Ball Corp.	194,200	15,734
	Nucor Corp.	69,742	6,690
	Summit Materials, Inc., Class A1	87,600	3,053

			1,235,736

Energy 2.23%	Halliburton Company	12,143,661	280,761
	Canadian Natural Resources, Ltd. (CAD denominated)	5,420,400	196,772
	Canadian Natural Resources, Ltd.	105,100	3,813
	EOG Resources, Inc.	1,493,750	124,639
	Cenovus Energy ,Inc.	12,798,618	122,452
	Suncor Energy, Inc.	2,789,000	66,800
	Pioneer Natural Resources Company	328,000	53,307
	Cimarex Energy Co.	438,200	31,748
	ConocoPhillips	455,980	27,769
	Chesapeake Energy Corp.	345,000	17,912
	Schlumberger, Ltd.	363,800	11,645
	Equitrans Midstream Corp.	936,942	7,973

			945,591

American Funds Insurance Series        45

Growth Fund   (continued)

Common stocks (continued)		Shares	Value (000)

Utilities 0.59%	NextEra Energy, Inc.	1,280,000	$93,799
	PG&E Corp.[1]	5,296,610	53,867
	Xcel Energy, Inc.	680,000	44,798
	AES Corp.	1,397,884	36,443
	Ørsted AS	146,685	20,583

			249,490

Real estate 0.22%	Equinix, Inc. REIT	84,384	67,727
	Pebblebrook Hotel Trust REIT	692,559	16,310
	Park Hotels & Resorts, Inc. REIT[1]	566,011	11,665

			95,702

	Total common stocks (cost: $18,214,511,000)		41,145,327

Preferred securities 0.17%

Information technology 0.14%	Samsung Electronics Co., Ltd., nonvoting preferred shares	531,000	34,751
	PsiQuantum, Corp., Series D, preferred shares[1,3,4,5]	906,761	23,781
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4,5]	52,656	2,112

			60,644

Health care 0.03%	Grail, Inc., Series D, preferred shares[1,3,4,5]	1,864,884	11,115

	Total preferred securities (cost: $57,568,000)		71,759

Convertible bonds & notes 0.06%		Principal amount (000)

Consumer staples 0.06%	JUUL Labs, Inc., convertible notes, 7.00% 2025 (100% PIK)[3,4,5,6]	$41,866	25,195

	Total convertible bonds & notes (cost: $41,200,000)		25,195

Short-term securities 2.65%		Shares

Money market investments 2.57%

	Capital Group Central Cash Fund 0.04%[7,8]	10,876,313	1,087,632

Money market investments purchased with collateral from securities on loan 0.08%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[7,9]	19,693,764	19,694
	Capital Group Central Cash Fund 0.04%[7,8,9]	159,204	15,920
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[7,9]	104,567	104

			35,718

	Total short-term securities (cost: $1,123,347,000)		1,123,350

	Total investment securities 99.89% (cost: $19,436,626,000)		42,365,631
	Other assets less liabilities 0.11%		47,982

	Net assets 100.00%		$42,413,613

46        American Funds Insurance Series

Growth Fund   (continued)

Investments in affiliates[8]

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)

Short-term securities 2.61%
Money market investments 2.57%
Capital Group Central Cash Fund 0.04%[7]	$1,623,691	$2,514,137		$3,050,080	$(13)	$(103)	$1,087,632	$479

Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 0.04%[7,9]	–	15,920	[10]				15,920	–	[11]

Total short-term securities							1,103,552

Total 2.61%					$(13)	$(103)	$1,103,552	$479

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $38,885,000, which represented ..09% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $113,791,000, which represented .27% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Rate represents the seven-day yield at 6/30/2021.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Verily Life Sciences LLC	12/21/2018	$37,000	$44,823	.10%

JUUL Labs, Inc., convertible notes, 7.00% 2025 (100% PIK)	2/3/2020-5/3/2021	41,200	25,195	.06

PsiQuantum, Corp., Series D, preferred shares	5/28/2021	23,781	23,781	.06

Grail, Inc., Series D, preferred shares	4/17/2020	9,526	11,115	.03

Stripe, Inc., Class B	5/6/2021	6,766	6,765	.02

Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	2,113	2,112	.00

Total private placement securities		$120,386	$113,791	.27%

Key To abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series        47

International Fund

Investment portfolio June 30, 2021	unaudited

Common stocks 94.86%		Shares	Value (000)

Financials 20.00%	AIA Group, Ltd.	27,885,576	$346,581
	HDFC Bank, Ltd.	9,334,386	188,107
	HDFC Bank, Ltd. (ADR)	277,000	20,254
	Banco Santander, SA	52,040,526	198,666
	Kotak Mahindra Bank, Ltd.[1]	8,191,348	187,989
	ABN AMRO Bank NV1	14,394,921	173,965
	Deutsche Bank AG1	11,620,682	151,379
	BNP Paribas SA	1,964,000	123,124
	Barclays PLC	46,610,000	110,331
	Sberbank of Russia PJSC (ADR)	4,253,000	70,621
	XP, Inc., Class A1	1,291,559	56,247
	Ping An Insurance (Group) Company of China, Ltd., Class H	4,761,500	46,638
	Ping An Insurance (Group) Company of China, Ltd., Class A	962,202	9,572
	Aegon NV2	12,263,736	50,881
	Axis Bank, Ltd.[1]	3,890,055	39,162
	Bajaj Finserv, Ltd.[1]	210,962	34,368
	Futu Holdings, Ltd. (ADR)[1]	165,300	29,604
	B3 SA-Brasil, Bolsa, Balcao	8,125,600	27,478
	KBC Groep NV	277,700	21,173
	FinecoBank SpA[1]	1,211,135	21,111
	Bajaj Finance, Ltd.[1]	244,400	19,780
	ING Groep NV	1,486,000	19,629
	Lufax Holding, Ltd. (ADR)[1,2]	1,655,427	18,706
	PICC Property and Casualty Co., Ltd., Class H	20,936,000	18,336
	IndusInd Bank, Ltd.[1]	941,500	12,874
	Allfunds Group PLC[1]	718,245	12,501

			2,009,077

Health care 12.53%	Daiichi Sankyo Company, Ltd.	10,688,500	230,376
	WuXi Biologics (Cayman), Inc.[1]	11,584,200	212,309
	Olympus Corp.	5,290,400	105,146
	Fresenius SE & Co. KGaA	1,675,154	87,388
	Grifols, SA, Class A, non-registered shares[2]	2,691,000	72,879
	Grifols, SA, Class B (ADR)	793,690	13,770
	Chugai Pharmaceutical Co., Ltd.	2,007,200	79,533
	M3, Inc.	921,200	67,273
	WuXi AppTec Co., Ltd., Class A	2,367,360	57,372
	WuXi AppTec Co., Ltd., Class H	312,000	7,285
	Hikma Pharmaceuticals PLC	1,772,394	59,970
	Teva Pharmaceutical Industries, Ltd. (ADR)[1]	5,673,498	56,168
	Aier Eye Hospital Group Co., Ltd., Class A	4,612,081	50,664
	Notre Dame Intermédica Participações SA	2,760,862	47,143
	Alcon, Inc.	439,639	30,781
	CanSino Biologics, Inc., Class H1	440,000	23,382
	Merck KGaA	110,400	21,168
	Ping An Healthcare and Technology Co., Ltd., Class H1	1,293,000	16,103
	HOYA Corp.	95,000	12,596
	Ambu AS, Class B, non-registered shares	205,254	7,891
	NMC Health PLC[1,3,4]	449,500	6

			1,259,203

Industrials 12.46%	Airbus SE, non-registered shares[1]	2,709,349	348,376
	Recruit Holdings Co., Ltd.	3,271,109	161,060
	Melrose Industries PLC	45,834,933	98,339
	NIBE Industrier AB, Class B	9,301,304	97,838
	Safran SA	701,300	97,227
	Ryanair Holdings PLC (ADR)[1]	787,400	85,204
	Ryanair Holdings PLC[1]	348,056	6,587
	International Consolidated Airlines Group SA (CDI)[1]	22,925,000	55,249
	MTU Aero Engines AG	182,000	45,082

48        American Funds Insurance Series

International Fund  (continued)

Common stocks (continued)		Shares	Value (000)

Industrials (continued)	International Container Terminal Services, Inc.	12,890,350	$43,228
	ASSA ABLOY AB, Class B	1,432,047	43,138
	Brenntag SE	227,391	21,144
	ZTO Express (Cayman), Inc., Class A (ADR)	685,354	20,801
	SMC Corp.	34,700	20,505
	Nihon M&A Center, Inc.	657,010	17,038
	Rumo SA1	4,301,900	16,563
	CCR SA, ordinary nominative shares	5,580,000	15,089
	Bureau Veritas SA1	386,000	12,211
	Airports of Thailand PCL, foreign registered shares	6,239,500	12,074
	LIXIL Corp.	441,700	11,423
	Diploma PLC	253,700	10,191
	Ashtead Group PLC	121,000	8,978
	Alliance Global Group, Inc.	20,000,000	4,163

			1,251,508

Consumer discretionary 11.84%	MercadoLibre, Inc.[1]	180,203	280,718
	Delivery Hero SE1	986,587	130,321
	Prosus NV	999,450	97,735
	Meituan, Class B1	2,368,100	97,722
	Sony Group Corp.	864,500	84,158
	Just Eat Takeaway (GBP denominated)[1]	452,560	41,894
	Just Eat Takeaway (EUR denominated)[1]	277,964	25,665
	LVMH Moët Hennessy-Louis Vuitton SE	67,873	53,222
	B2W - Cia. Digital, ordinary nominative shares[1]	3,734,000	49,744
	Evolution AB	305,145	48,221
	Kering SA	47,338	41,369
	Maruti Suzuki India, Ltd.	392,000	39,637
	Galaxy Entertainment Group, Ltd.[1]	4,108,000	32,883
	Naspers, Ltd., Class N	147,000	30,864
	Flutter Entertainment PLC (CDI)[1]	158,674	28,852
	Ferrari NV (EUR denominated)	111,135	22,929
	EssilorLuxottica	84,200	15,539
	H & M Hennes & Mauritz AB, Class B1	606,225	14,380
	adidas AG	37,538	13,972
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	817,781	13,551
	Bandai Namco Holdings, Inc.	146,442	10,160
	Pan Pacific International Holdings Corp.	417,200	8,660
	Astra International Tbk PT	19,726,000	6,720

			1,188,916

Information technology 10.48%	Taiwan Semiconductor Manufacturing Company, Ltd.	6,182,000	132,016
	ASML Holding NV	166,945	114,695
	PagSeguro Digital, Ltd., Class A1	1,671,400	93,465
	StoneCo, Ltd., Class A1	1,340,200	89,874
	Nomura Research Institute, Ltd.	2,361,700	78,124
	Nice, Ltd. (ADR)	302,700	74,906
	Atlassian Corp. PLC, Class A1	267,500	68,710
	Delta Electronics, Inc.	6,220,409	67,646
	Samsung Electronics Co., Ltd.	631,500	45,253
	Fujitsu Ltd.	222,500	41,658
	Keyence Corp.	77,200	38,963
	NXP Semiconductors NV	173,200	35,631
	Infineon Technologies AG	728,000	29,194
	Avast PLC	4,289,000	29,060
	Silergy Corp.	176,000	23,940
	Suse SA1,2	593,940	23,276
	Hexagon AB, Class B	1,272,600	18,855
	OBIC Co., Ltd.	87,900	16,386

American Funds Insurance Series        49

International Fund (continued)

Common stocks (continued)		Shares	Value (000)

Information technology (continued)	Afterpay, Ltd.[1]	120,994	$10,723
	ASM International NV	31,648	10,395
	Xero, Ltd.[1]	95,031	9,771

			1,052,541

Materials 7.74%	Vale SA, ordinary nominative shares (ADR)	20,069,542	457,786
	Vale SA, ordinary nominative shares	770,681	17,548
	First Quantum Minerals, Ltd.	6,680,300	153,966
	Linde PLC (EUR denominated)	207,300	59,817
	Shin-Etsu Chemical Co., Ltd.	184,400	30,840
	BASF SE	325,193	25,619
	Akzo Nobel NV	112,728	13,928
	Koninklijke DSM NV	58,300	10,881
	Yunnan Energy New Material Co., Ltd., Class A	141,500	5,127
	Ivanhoe Mines Ltd., Class A1	352,000	2,541

			778,053

Energy 7.33%	Reliance Industries, Ltd.	12,705,735	360,788
	Reliance Industries, Ltd., interim shares	196,599	3,933
	Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	11,598,192	141,846
	Neste Oyj	1,576,125	96,510
	TotalEnergies SE	1,147,298	51,906
	Cenovus Energy ,Inc.	4,993,100	47,772
	Canadian Natural Resources, Ltd. (CAD denominated)	558,600	20,278
	Royal Dutch Shell PLC, Class A (GBP denominated)	530,100	10,609
	Royal Dutch Shell PLC, Class B	128,207	2,481

			736,123

Communication services 6.69%	Bilibili, Inc., Class Z (ADR)[1]	810,306	98,728
	Bilibili, Inc., Class Z1	208,200	25,635
	Tencent Holdings, Ltd.	1,647,609	123,927
	Sea, Ltd., Class A (ADR)[1]	348,800	95,780
	Square Enix Holdings Co., Ltd.	1,385,200	68,702
	SoftBank Corp.	4,438,300	58,068
	SoftBank Group Corp.	690,548	48,328
	Bharti Airtel, Ltd.	6,504,615	46,000
	Kuaishou Technology, Class B1,3,5	1,378,100	31,810
	Kuaishou Technology, Class B1	130,900	3,284
	Yandex NV, Class A1	275,200	19,470
	Playtika Holding Corp.[1]	687,500	16,390
	Scout24 AG1	154,000	12,987
	Vivendi SA2	343,933	11,553
	América Móvil, SAB de CV, Series L (ADR)	409,657	6,145
	América Móvil, SAB de CV, Series L	2,139,900	1,610
	Z Holdings Corp.	766,200	3,840

			672,257

Consumer staples 2.90%	Danone SA	813,500	57,269
	Kweichow Moutai Co., Ltd., Class A	141,840	45,148
	Treasury Wine Estates, Ltd.	4,942,835	43,296
	Heineken NV	201,973	24,476
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	4,219,603	24,051
	Swedish Match AB	2,705,450	23,071
	Shiseido Company, Ltd.	268,200	19,726
	Pernod Ricard SA	87,577	19,440

50        American Funds Insurance Series

International Fund  (continued)

Common stocks (continued)		Shares	Value (000)

Consumer staples (continued)	CP ALL PCL, foreign registered shares	9,053,300	$16,954
	Chocoladefabriken Lindt & Sprüngli AG	102	10,682
	Dabur India, Ltd.	980,000	7,499

			291,612

Utilities 2.72%	ENN Energy Holdings, Ltd.	11,219,800	213,578
	China Gas Holdings, Ltd.	19,477,800	59,455

			273,033

Real estate 0.17%	Ayala Land, Inc.	23,109,600	17,067

	Total common stocks (cost: $6,403,582,000)		9,529,390

Preferred securities 1.83%
Energy 1.18%	Petróleo Brasileiro SA (Petrobras), preferred nominative shares (ADR)	6,336,898	74,839
	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	7,331,500	43,380

			118,219

Health care 0.53%	Grifols, SA, Class B, nonvoting non-registered preferred shares	3,026,230	53,108

Consumer discretionary 0.12%	Volkswagen AG, nonvoting preferred shares	49,526	12,403

	Total preferred securities (cost: $154,504,000)		183,730

Rights & warrants 0.26%
Health care 0.26%	WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,3,5]	1,075,200	26,057

	Total rights & warrants (cost: $20,683,000)		26,057

Short-term securities 2.61%

Money market investments 2.45%
	Capital Group Central Cash Fund 0.04%[6,7]	2,456,390	245,639

Money market investments purchased with collateral from securities on loan 0.16%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[6,8]	9,073,099	9,073
	Capital Group Central Cash Fund 0.04%[6,7,8]	73,347	7,335
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[6,8]	48,175	48

			16,456

	Total short-term securities (cost: $262,071,000)		262,095

	Total investment securities 99.56% (cost: $6,840,840,000)		10,001,272
	Other assets less liabilities 0.44%		44,090

	Net assets 100.00%		$10,045,362

American Funds Insurance Series        51

International Fund  (continued)

Investments in affiliates[7]

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)

Short-term securities 2.52%
Money market investments 2.45%
Capital Group Central Cash Fund 0.04%[6]	$523,844	$2,062,229		$2,340,380	$(14)	$(40)	$245,639	$191

Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 0.04%[6,8]	—	7,335	[9]				7,335	—	[10]

Total short-term securities							252,974

Total 2.52%					$(14)	$(40)	$252,974	$191

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $18,837,000, which represented ..19% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $57,873,000, which represented .58% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $57,867,000, which represented .58% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 6/30/2021.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

See notes to financial statements.

52        American Funds Insurance Series

New World Fund
Investment portfolio June 30, 2021	unaudited

Common stocks 91.07%		Shares	Value (000)

Information technology 19.77%	Microsoft Corp.	420,593	$113,939
	Taiwan Semiconductor Manufacturing Company, Ltd.	4,068,000	86,872
	PayPal Holdings, Inc.[1]	283,183	82,542
	PagSeguro Digital, Ltd., Class A1	1,143,943	63,969
	Silergy Corp.	407,000	55,362
	Adobe, Inc.[1]	79,315	46,450
	ASML Holding NV	59,957	41,192
	Broadcom, Inc.	79,217	37,774
	StoneCo, Ltd., Class A1	494,347	33,151
	Keyence Corp.	64,800	32,705
	Cree, Inc.[1]	296,765	29,062
	Mastercard, Inc., Class A	75,781	27,667
	EPAM Systems, Inc.[1]	53,051	27,107
	Apple, Inc.	143,063	19,594
	Micron Technology, Inc.[1]	199,960	16,993
	Samsung Electronics Co., Ltd.	230,894	16,546
	Network International Holdings PLC[1]	2,750,461	13,914
	Accenture PLC, Class A	41,622	12,270
	Visa, Inc., Class A	45,465	10,631
	Kingdee International Software Group Co., Ltd.[1]	2,646,000	8,980
	Hexagon AB, Class B	559,454	8,289
	TELUS International (Cda), Inc., subordinate voting shares[1]	250,470	7,792
	Nice, Ltd. (ADR)	27,289	6,753
	Advanced Micro Devices, Inc.[1]	71,707	6,735
	Tokyo Electron, Ltd.	15,200	6,578
	Edenred SA	111,695	6,364
	Cognizant Technology Solutions Corp., Class A	87,831	6,083
	Nokia Corp.[1]	1,085,473	5,812
	NetEase, Inc.	244,700	5,544
	Trimble, Inc.[1]	65,051	5,323
	NXP Semiconductors NV	25,406	5,226
	MediaTek, Inc.	147,000	5,075
	Atlassian Corp. PLC, Class A1	18,809	4,831
	Logitech International SA	35,956	4,356
	Halma PLC	115,640	4,306
	Marvell Technology, Inc.	70,257	4,098
	GDS Holdings, Ltd., Class A1	398,400	3,946
	Globant SA1	16,962	3,718
	Autodesk, Inc.[1]	11,824	3,451
	ON Semiconductor Corp.[1]	77,914	2,982
	Aspen Technology, Inc.[1]	19,914	2,739
	Yeahka Ltd.[1]	398,400	2,506
	Chindata Group Holdings, Ltd., Class A (ADR)[1]	164,996	2,490
	OneConnect Financial Technology Co., Ltd. (ADR)[1]	187,563	2,254
	FleetCor Technologies, Inc.[1]	8,136	2,083
	VeriSign, Inc.[1]	8,923	2,032
	KLA Corp.	5,708	1,851
	Hamamatsu Photonics KK	29,000	1,749
	Intel Corp.	30,635	1,720
	Linklogis, Inc., Class B1	725,500	1,630
	SAP SE	11,071	1,560
	Elastic NV, non-registered shares[1]	10,295	1,501
	CMC Materials, Inc.	8,338	1,257
	Applied Materials, Inc.	8,266	1,177
	Infineon Technologies AG	28,823	1,156
	Amadeus IT Group SA, Class A, non-registered shares[1]	14,929	1,050
	Coforge, Ltd.	18,289	1,023
	Nu Holdings, Ltd., Class A1,2,3,4	12,397	496
	Fabrinet, non-registered shares[1]	4,700	450

			914,706

American Funds Insurance Series        53

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)

Health care 12.77%	Zai Lab, Ltd. (ADR)[1]	373,043	$66,025
	Thermo Fisher Scientific, Inc.	93,089	46,961
	WuXi Biologics (Cayman), Inc.[1]	2,148,600	39,378
	Carl Zeiss Meditec AG, non-registered shares	197,151	38,093
	WuXi AppTec Co., Ltd., Class A	1,010,659	24,493
	WuXi AppTec Co., Ltd., Class H	525,200	12,264
	CanSino Biologics, Inc., Class H1	611,518	32,496
	Abbott Laboratories	240,086	27,833
	Notre Dame Intermédica Participações SA	1,412,658	24,122
	Pharmaron Beijing Co., Ltd., Class H	447,200	11,923
	Pharmaron Beijing Co., Ltd., Class A	258,000	8,664
	BeiGene, Ltd. (ADR)[1]	49,272	16,910
	BeiGene, Ltd.[1]	49,700	1,352
	AstraZeneca PLC	145,296	17,452
	PerkinElmer, Inc.	106,856	16,500
	Danaher Corp.	53,915	14,469
	BioMarin Pharmaceutical, Inc.[1]	167,372	13,966
	CSL, Ltd.	55,815	11,938
	Aier Eye Hospital Group Co., Ltd., Class A	1,001,253	10,999
	Jiangsu Hengrui Medicine Co., Ltd., Class A	958,177	10,079
	Koninklijke Philips NV	180,711	8,955
	Medtronic PLC	71,506	8,876
	Olympus Corp.	431,100	8,568
	Shionogi & Co., Ltd.	159,500	8,314
	Novo Nordisk A/S, Class B	94,388	7,908
	Straumann Holding AG	4,859	7,746
	Hypera SA, ordinary nominative shares	1,108,918	7,685
	Laurus Labs, Ltd.	816,515	7,565
	Asahi Intecc Co., Ltd.	296,700	7,093
	Hugel, Inc.[1]	28,025	5,963
	Pfizer, Inc.	141,271	5,532
	Teva Pharmaceutical Industries, Ltd. (ADR)[1]	550,859	5,454
	Zoetis, Inc., Class A	29,114	5,426
	Ping An Healthcare and Technology Co., Ltd., Class H1,5	394,900	4,918
	Grifols, SA, Class A, non-registered shares	177,368	4,804
	Eli Lilly and Company	18,928	4,344
	Hikma Pharmaceuticals PLC	122,808	4,155
	Hutchmed China Ltd. (HKD denominated)[1]	352,500	2,738
	Hutchison China MediTech Ltd. (ADR)[1]	24,790	973
	Alcon, Inc.	52,853	3,700
	Baxter International, Inc.	45,935	3,698
	HOYA Corp.	26,300	3,487
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	106,133	2,624
	bioMérieux SA	20,845	2,422
	Mettler-Toledo International, Inc.[1]	1,570	2,175
	OdontoPrev SA, ordinary nominative shares	818,190	2,143
	Rede D’Or Sao Luiz SA	139,666	1,938
	Alibaba Health Information Technology, Ltd.[1]	810,600	1,798
	Hangzhou Tigermed Consulting Co., Ltd., Class A	56,371	1,686
	Merck KGaA	6,156	1,180
	Novartis AG	9,955	907
	Shandong Pharmaceutical Glass Co., Ltd., Class A	66,700	350
	NMC Health PLC[1,2,3]	49,400	1

			591,043

Consumer discretionary 12.62%	MercadoLibre, Inc.[1]	54,559	84,991
	LVMH Moët Hennessy-Louis Vuitton SE	58,279	45,699
	General Motors Company[1]	669,943	39,641
	Meituan, Class B1	669,800	27,640
	Hermès International	18,887	27,513
	Li Ning Co., Ltd.	2,230,501	27,234

54        American Funds Insurance Series

New World Fund  (continued)

Common stocks (continued)		Shares	Value (000)

Consumer discretionary (continued)	Evolution AB	132,575	$20,950
	Galaxy Entertainment Group, Ltd.[1]	2,616,000	20,940
	Xpeng, Inc., Class A (ADR)[1]	448,338	19,915
	Pop Mart International Group, Ltd.[5]	1,895,721	18,800
	EssilorLuxottica	100,652	18,575
	Kering SA	14,165	12,379
	adidas AG	31,261	11,636
	JD Health International, Inc.[1]	722,450	10,356
	Booking Holdings, Inc.[1]	4,571	10,002
	China MeiDong Auto Holdings, Ltd.	1,816,000	9,905
	Naspers, Ltd., Class N	43,073	9,044
	Alibaba Group Holding, Ltd.[1]	210,800	5,973
	Alibaba Group Holding, Ltd. (ADR)[1]	13,490	3,059
	NIKE, Inc., Class B	56,614	8,746
	Marriott International, Inc., Class A1	63,151	8,621
	Zhongsheng Group Holdings, Ltd.	1,016,500	8,457
	YUM! Brands, Inc.	73,319	8,434
	Cie. Financière Richemont SA, Class A	68,251	8,258
	Delivery Hero SE1	57,692	7,621
	Gree Electric Appliances, Inc. of Zhuhai, Class A	933,746	7,529
	Wyndham Hotels & Resorts, Inc.	93,354	6,749
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	388,822	6,443
	Jumbo SA	362,261	6,095
	Huazhu Group, Ltd. (ADR)[1]	113,439	5,991
	Industria de Diseño Textil, SA	167,427	5,898
	Trip.com Group, Ltd. (ADR)[1]	164,455	5,832
	JD.com, Inc., Class A1	147,500	5,802
	Midea Group Co., Ltd., Class A	510,211	5,636
	IDP Education, Ltd.	263,377	4,847
	Astra International Tbk PT	13,071,600	4,453
	Samsonite International SA1	2,050,500	4,194
	Wynn Macau, Ltd.[1]	2,588,400	4,074
	Aptiv PLC[1]	24,248	3,815
	Lojas Americanas SA, ordinary nominative shares	885,022	3,676
	Airbnb, Inc., Class A1	20,039	3,069
	Domino’s Pizza, Inc.	6,251	2,916
	Maruti Suzuki India, Ltd.	27,343	2,765
	SAIC Motor Corp., Ltd., Class A1	791,400	2,691
	Inchcape PLC	236,248	2,511
	Suzuki Motor Corp.	57,200	2,420
	Shangri-La Asia, Ltd.[1]	2,212,000	2,165
	Flutter Entertainment PLC (CDI)[1]	11,607	2,111
	Wynn Resorts, Ltd.[1]	13,198	1,614
	Entain PLC[1]	57,643	1,392
	Stellantis NV	67,946	1,333
	Levi Strauss & Co., Class A	39,011	1,081
	Vivo Energy PLC	795,978	1,061
	Jiumaojiu International Holdings, Ltd.	239,000	977
	Cyrela Brazil Realty SA, ordinary nominative shares	119,389	560

			584,089

Financials 11.81%	Kotak Mahindra Bank, Ltd.[1]	2,928,184	67,201
	HDFC Bank, Ltd.	2,839,911	57,230
	HDFC Bank, Ltd. (ADR)	74,181	5,424
	AIA Group, Ltd.	4,698,400	58,395
	Société Générale	1,173,681	34,598
	Sberbank of Russia PJSC (ADR)	1,459,582	24,255
	Ping An Insurance (Group) Company of China, Ltd., Class H	2,218,300	21,728
	Ping An Insurance (Group) Company of China, Ltd., Class A	36,100	359
	Capitec Bank Holdings, Ltd.	182,970	21,609
	B3 SA-Brasil, Bolsa, Balcao	6,200,123	20,967

American Funds Insurance Series        55

New World Fund  (continued)

Common stocks (continued)		Shares	Value (000)

Financials (continued)	Bajaj Finance, Ltd.[1]	252,982	$20,475
	UniCredit SpA	1,573,395	18,563
	Banco Santander, SA	4,561,650	17,414
	ICICI Bank, Ltd. (ADR)[1]	796,728	13,624
	ICICI Bank, Ltd.[1]	358,668	3,044
	XP, Inc., Class A1	328,325	14,299
	S&P Global, Inc.	32,531	13,352
	Bajaj Finserv, Ltd.[1]	79,103	12,887
	TCS Group Holding PLC (GDR)	119,451	10,452
	TCS Group Holding PLC (GDR)[6]	20,618	1,804
	HDFC Life Insurance Company, Ltd.	1,223,937	11,301
	China Merchants Bank Co., Ltd., Class H	1,129,500	9,638
	Hong Kong Exchanges and Clearing, Ltd.	146,200	8,714
	Futu Holdings, Ltd. (ADR)[1]	46,495	8,327
	Moody’s Corp.	22,106	8,011
	Banco Bilbao Vizcaya Argentaria, SA	1,211,896	7,513
	Discovery Ltd.[1]	753,689	6,664
	Fairfax Financial Holdings, Ltd., subordinate voting shares	12,758	5,595
	Lufax Holding, Ltd. (ADR)[1,5]	490,068	5,538
	Eurobank Ergasias Services and Holdings SA1	5,022,665	5,062
	AU Small Finance Bank, Ltd.[1]	300,953	4,194
	DBS Group Holdings, Ltd.	189,073	4,191
	Bank Mandiri (Persero) Tbk PT	8,884,800	3,615
	Bank Rakyat Indonesia (Persero) Tbk PT	13,089,500	3,557
	UBS Group AG	218,535	3,344
	Alpha Services and Holdings SA1	2,425,814	3,101
	Chubb, Ltd.	14,630	2,325
	Axis Bank, Ltd.[1]	209,315	2,107
	China Construction Bank Corp., Class H	1,944,000	1,530
	Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	1,155,373	1,453
	Moscow Exchange MICEX-RTS PJSC	438,203	1,023
	Bank of the Philippine Islands	560,460	1,018
	Postal Savings Bank of China Co., Ltd., Class H1	1,477,000	995

			546,496

Communication services 9.62%	Tencent Holdings, Ltd.	1,028,800	77,382
	Sea, Ltd., Class A (ADR)[1]	255,605	70,189
	Alphabet, Inc., Class C1	20,910	52,407
	Alphabet, Inc., Class A1	4,250	10,378
	Facebook, Inc., Class A1	164,340	57,143
	Bilibili, Inc., Class Z (ADR)[1]	211,464	25,765
	Bilibili, Inc., Class Z1	165,720	20,404
	Netflix, Inc.[1]	44,087	23,287
	Yandex NV, Class A1	298,519	21,120
	América Móvil, SAB de CV, Series L (ADR)	1,216,260	18,244
	Kuaishou Technology, Class B1,2,6	370,500	8,552
	Kuaishou Technology, Class B1	188,100	4,719
	Vodafone Group PLC	6,523,370	10,949
	Activision Blizzard, Inc.	108,885	10,392
	MTN Group, Ltd.[1]	990,170	7,158
	NetEase, Inc. (ADR)	55,315	6,375
	Bharti Airtel, Ltd.	852,173	6,026
	Indus Towers, Ltd.	1,812,264	5,819
	JCDecaux SA1	165,485	4,588
	JOYY Inc., Class A (ADR)	24,450	1,613
	Informa PLC[1]	180,371	1,252
	SoftBank Group Corp.	15,900	1,113

			444,875

56        American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)

Materials 6.80%	Vale SA, ordinary nominative shares (ADR)	2,480,659	$56,584
	Vale SA, ordinary nominative shares	2,323,898	52,913
	First Quantum Minerals, Ltd.	1,402,899	32,334
	Sika AG	68,997	22,558
	Asian Paints, Ltd.	482,025	19,407
	Freeport-McMoRan, Inc.	393,723	14,611
	Shin-Etsu Chemical Co., Ltd.	52,300	8,747
	Rio Tinto PLC	102,377	8,425
	Shree Cement, Ltd.[1]	22,712	8,404
	Koninklijke DSM NV	37,642	7,025
	Givaudan SA	1,508	7,013
	Barrick Gold Corp.	289,034	5,977
	CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	706,208	5,932
	BHP Group PLC	196,384	5,786
	Linde PLC	18,929	5,472
	LANXESS AG	75,618	5,184
	Alrosa PJSC	2,511,114	4,615
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	524,793	4,493
	CCL Industries, Inc., Class B, nonvoting shares	78,723	4,336
	Loma Negra Compania Industrial Argentina SA (ADR)	565,048	3,848
	AngloGold Ashanti, Ltd. (ADR)	112,446	2,089
	AngloGold Ashanti, Ltd.	70,895	1,318
	SIG Combibloc Group AG	115,777	3,146
	Arkema SA	22,838	2,865
	Impala Platinum Holdings, Ltd.	157,876	2,604
	Huntsman Corp.	97,795	2,594
	Chr. Hansen Holding A/S	26,439	2,386
	Gerdau SA (ADR)	360,285	2,126
	Celanese Corp.	13,955	2,116
	Amcor PLC (CDI)	162,847	1,848
	Umicore SA	29,864	1,824
	Albemarle Corp.	8,600	1,449
	BASF SE	17,068	1,345
	Asahi Kasei Corp.	120,900	1,328
	Anglo American PLC	22,331	887
	Ivanhoe Mines Ltd., Class A1	57,912	418
	Yunnan Energy New Material Co., Ltd., Class A	11,400	413
	Navin Fluorine International, Ltd.	5,332	269

			314,689

Industrials 5.93%	Airbus SE, non-registered shares[1]	319,205	41,044
	Safran SA	153,091	21,224
	CCR SA, ordinary nominative shares	6,819,064	18,440
	IMCD NV	104,759	16,658
	DSV Panalpina A/S	66,744	15,565
	Wizz Air Holdings PLC[1]	236,177	15,254
	International Container Terminal Services, Inc.	4,079,710	13,681
	InPost SA1	613,724	12,318
	Nidec Corp.	105,300	12,203
	Copa Holdings, SA, Class A1	127,975	9,640
	Rumo SA1	2,492,542	9,597
	Shenzhen Inovance Technology Co., Ltd., Class A	730,019	8,390
	Ryanair Holdings PLC (ADR)[1]	74,848	8,099
	TransDigm Group, Inc.[1]	11,513	7,452
	SMC Corp.	12,100	7,150
	Centre Testing International Group Co., Ltd.	1,069,696	5,278
	Spirax-Sarco Engineering PLC	27,717	5,220
	Boeing Company[1]	20,316	4,867
	ZTO Express (Cayman), Inc., Class A (ADR)	148,533	4,508
	Fortive Corp.	62,884	4,386
	Epiroc AB, Class B	173,396	3,403

American Funds Insurance Series        57

New World Fund  (continued)

Common stocks (continued)		Shares	Value (000)

Industrials (continued)	Interpump Group SpA	57,089	$3,381
	Daikin Industries, Ltd.	17,000	3,166
	Hitachi, Ltd.	52,900	3,029
	Fluidra, SA, non-registered shares[1]	74,421	2,952
	ABB, Ltd.	79,505	2,697
	Carrier Global Corp.	54,243	2,636
	Havells India, Ltd.	177,904	2,346
	Air Lease Corp., Class A	43,452	1,814
	Atlas Copco AB, Class B	34,211	1,799
	Komatsu, Ltd.	63,800	1,585
	Experian PLC	34,307	1,322
	Contemporary Amperex Technology Co., Ltd., Class A1	14,800	1,225
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	308,200	1,144
	Hefei Meyer Optoelectronic Technology, Inc., Class A	97,000	837
	China Merchants Port Holdings Co., Ltd.	44,000	64

			274,374

Consumer staples 5.08%	Kweichow Moutai Co., Ltd., Class A	209,807	66,782
	Nestlé SA	115,164	14,341
	Bunge, Ltd.	163,719	12,795
	Anheuser-Busch InBev SA/NV	170,197	12,272
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	574,859	11,472
	Carlsberg A/S, Class B	53,713	10,012
	Pernod Ricard SA	44,752	9,934
	Raia Drogasil SA, ordinary nominative shares	1,529,164	7,597
	British American Tobacco PLC	177,641	6,880
	Avenue Supermarts, Ltd.[1]	137,253	6,175
	Reckitt Benckiser Group PLC	62,718	5,550
	Wal-Mart de México, SAB de CV, Series V	1,632,389	5,329
	ITC, Ltd.	1,887,463	5,147
	Heineken NV	40,609	4,921
	Constellation Brands, Inc., Class A	19,550	4,573
	United Spirits, Ltd.[1]	511,633	4,554
	Unilever PLC (EUR denominated)	72,965	4,271
	Shiseido Company, Ltd.	55,200	4,060
	Wuliangye Yibin Co., Ltd., Class A1	78,771	3,632
	Monde Nissin Corp.[1]	8,760,500	2,965
	China Feihe, Ltd.	1,342,000	2,897
	Kimberly-Clark de México, SAB de CV, Class A	1,587,474	2,817
	L’Oréal SA, non-registered shares	6,217	2,770
	Mondelez International, Inc.	39,158	2,445
	Philip Morris International, Inc.	23,692	2,348
	X5 Retail Group NV (GDR)[1]	65,840	2,305
	Herbalife Nutrition, Ltd.[1]	41,972	2,213
	Nongfu Spring Co., Ltd., Class H	434,805	2,181
	Fomento Económico Mexicano, SAB de CV	252,300	2,128
	Dabur India, Ltd.	240,307	1,839
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	318,900	1,818
	Danone SA	23,668	1,666
	Kimberly-Clark Corp.	10,828	1,449
	Yihai International Holding, Ltd.[5]	190,000	1,276
	Uni-Charm Corp.	20,600	829
	Diageo PLC	11,617	556
	Arca Continental, SAB de CV1	5,600	32

			234,831

Energy 3.10%	Reliance Industries, Ltd.	2,721,572	77,281
	Reliance Industries, Ltd., interim shares	151,056	3,022
	Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	2,526,905	30,904
	Gazprom PJSC (ADR)	1,153,377	8,791

58        American Funds Insurance Series

New World Fund  (continued)

Common stocks (continued)		Shares	Value (000)

Energy (continued)	New Fortress Energy, Inc., Class A	145,420	$5,508
	Rosneft Oil Company PJSC (GDR)	675,946	5,232
	Chevron Corp.	36,633	3,837
	Royal Dutch Shell PLC, Class B	165,815	3,209
	Schlumberger, Ltd.	88,995	2,849
	TotalEnergies SE	60,026	2,716
	Thungela Resources Ltd.[1]	2,233	6

			143,355

Real estate 1.94%	Shimao Services Holdings, Ltd.	5,650,187	19,539
	American Tower Corp. REIT	46,781	12,637
	ESR Cayman, Ltd.[1]	2,929,000	9,884
	BR Malls Participacoes SA, ordinary nominative shares[1]	4,247,895	8,660
	Longfor Group Holdings, Ltd.	1,391,500	7,796
	CK Asset Holdings, Ltd.	913,000	6,303
	China Resources Land, Ltd.	1,444,000	5,849
	Sunac Services Holdings, Ltd.	1,311,496	4,873
	KE Holdings, Inc., Class A (ADR)[1]	89,095	4,248
	CTP NV1	207,680	4,186
	Shimao Group Holdings, Ltd.	1,228,500	3,013
	Ayala Land, Inc.	3,874,200	2,861

			89,849

Utilities 1.63%	ENN Energy Holdings, Ltd.	1,561,800	29,730
	China Gas Holdings Ltd.	4,740,600	14,470
	AES Corp.	520,975	13,582
	Engie SA	568,071	7,783
	China Resources Gas Group, Ltd.	1,016,000	6,098
	Enel SpA	387,890	3,602

			75,265

	Total common stocks (cost: $2,427,146,000)		4,213,572

Preferred securities 1.17%

Industrials 0.30%	Azul SA, preferred nominative shares (ADR)[1]	344,485	9,094
	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1,5]	849,684	3,922
	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[1]	72,525	669

			13,685

Materials 0.28%	Gerdau SA, preferred nominative shares	2,129,085	12,675

Consumer discretionary 0.26%	Volkswagen AG, nonvoting preferred shares	34,304	8,591
	Getir BV, Series H, preferred shares[1,2,3,4]	7,768	3,500

			12,091

Information technology 0.13%	Nu Holdings, Ltd., Series G, noncumulative preferred shares[1,2,3,4]	112,623	4,504
	Nu Holdings, Ltd., Series A, noncumulative preferred shares[1,2,3,4]	19,235	769
	Nu Holdings, Ltd., Series Seed, noncumulative preferred shares[1,2,3,4]	15,954	638
	Nu Holdings, Ltd., Series B, noncumulative preferred shares[1,2,3,4]	1,101	44
	Nu Holdings, Ltd., Series D, noncumulative preferred shares[1,2,3,4]	585	23

			5,978

American Funds Insurance Series        59

New World Fund (continued)

Preferred securities (continued)		Shares	Value (000)
Real estate 0.11%	QuintoAndar Servicos Imobiliarios Ltda., Series E, preferred shares[1,2,3,4]	32,657	$5,258
	Ayala Land, Inc., preferred shares[1,2,3]	15,000,000	—	[7]

			5,258

Health care 0.07%	Grifols, SA, Class B, nonvoting non-registered preferred shares	179,977	3,158

Energy 0.02%	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	182,615	1,081

	Total preferred securities (cost: $35,099,000)		53,926

Rights & warrants 0.19%

Consumer staples 0.19%	Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[1,2,6]	437,008	8,721

Consumer discretionary 0.00%	Cie. Financière Richemont SA, Class A, warrants, expire 2023[1]	144,354	97

	Total rights & warrants (cost: $2,776,000)		8,818

Bonds, notes & other debt instruments 2.56%		Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 2.23%

	Abu Dhabi (Emirate of) 2.50% 2029[6]	$1,415	1,481
	Abu Dhabi (Emirate of) 1.70% 2031[6]	455	440
	Angola (Republic of) 8.25% 2028	200	209
	Angola (Republic of) 8.00% 2029[6]	2,800	2,880
	Angola (Republic of) 8.00% 2029	200	206
	Argentine Republic 1.00% 2029	384	147
	Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[8]	757	273
	Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[8]	4,190	1,337
	Argentine Republic 0.125% 2038 (2.00% on 7/9/2021)[8]	1,318	500
	Argentine Republic 0.125% 2041 (2.50% on 7/9/2021)[8]	5,900	2,115
	Armenia (Republic of) 7.15% 2025	490	558
	Bahrain (Kingdom of) 6.75% 2029[6]	500	550
	Belarus (Republic of) 6.875% 2023	1,775	1,768
	Belarus (Republic of) 5.875% 2026	230	213
	Belarus (Republic of) 7.625% 2027	335	328
	Colombia (Republic of) 4.50% 2026	830	908
	Colombia (Republic of) 3.25% 2032	900	884
	Colombia (Republic of) 7.375% 2037	600	791
	Colombia (Republic of) 4.125% 2051	350	333
	Costa Rica (Republic of) 4.375% 2025	234	243
	Costa Rica (Republic of) 6.125% 2031[6]	1,250	1,329
	Costa Rica (Republic of) 6.125% 2031	593	631
	Cote d’Ivoire (Republic of) 4.875% 2032	€150	178
	Dominican Republic 9.75% 2026	DOP18,150	360
	Dominican Republic 8.625% 2027[6]	$575	706
	Dominican Republic 11.375% 2029	DOP12,800	272
	Dominican Republic 4.50% 2030[6]	$180	184
	Dominican Republic 5.30% 2041[6]	303	303
	Dominican Republic 7.45% 2044[6]	1,125	1,359
	Dominican Republic 7.45% 2044	1,100	1,329
	Dominican Republic 6.85% 2045	100	113
	Dominican Republic 5.875% 2060[6]	280	280
	Egypt (Arab Republic of) 5.75% 2024[6]	450	480
	Egypt (Arab Republic of) 5.625% 2030	€260	311

60        American Funds Insurance Series

New World Fund  (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Egypt (Arab Republic of) 5.875% 2031[6]	$365	$356
Egypt (Arab Republic of) 7.625% 2032[6]	1,140	1,213
Egypt (Arab Republic of) 8.50% 2047	1,200	1,254
Egypt (Arab Republic of) 8.15% 2059[6]	900	903
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,430	1,326
Export-Import Bank of India 3.25% 2030	1,180	1,201
Gabonese Republic 6.375% 2024	2,160	2,307
Georgia (Republic of) 2.75% 2026[6]	375	383
Ghana (Republic of) 7.875% 2027	200	212
Ghana (Republic of) 7.75% 2029[6]	1,125	1,153
Ghana (Republic of) 8.125% 2032	1,880	1,911
Guatemala (Republic of) 4.375% 2027	400	437
Honduras (Republic of) 6.25% 2027	1,600	1,754
Indonesia (Republic of) 6.625% 2037	700	968
Indonesia (Republic of) 5.25% 2042	840	1,049
Iraq (Republic of) 6.752% 2023	960	985
Jordan (Hashemite Kingdom of) 4.95% 2025[6]	600	625
Jordan (Hashemite Kingdom of) 5.75% 2027[6]	1,530	1,649
Jordan (Hashemite Kingdom of) 5.75% 2027	200	215
Kazakhstan (Republic of) 6.50% 2045[6]	800	1,172
Kenya (Republic of) 7.25% 2028	400	443
Kenya (Republic of) 8.25% 2048[6]	2,200	2,427
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR430	103
Malaysia (Federation of), Series 0418, 4.893% 2038	1,150	301
Oman (Sultanate of) 4.875% 2025[6]	$202	212
Oman (Sultanate of) 6.25% 2031[6]	890	958
Pakistan (Islamic Republic of) 8.25% 2025[6]	410	455
Pakistan (Islamic Republic of) 6.00% 2026[6]	380	386
Pakistan (Islamic Republic of) 6.875% 2027[6]	1,050	1,093
Pakistan (Islamic Republic of) 7.875% 2036	400	412
Panama (Republic of) 3.75% 2026[6]	1,380	1,492
Panama (Republic of) 4.50% 2047	1,155	1,317
Panama (Republic of) 4.50% 2050	400	455
Panama (Republic of) 4.30% 2053	400	445
Paraguay (Republic of) 5.00% 2026[6]	500	571
Paraguay (Republic of) 4.70% 2027[6]	800	911
Paraguay (Republic of) 4.70% 2027	500	569
Paraguay (Republic of) 4.95% 2031	320	368
Peru (Republic of) 6.55% 2037	1,070	1,477
Peru (Republic of) 2.78% 2060	565	505
PETRONAS Capital, Ltd. 4.55% 2050[6]	400	495
Philippines (Republic of) 1.648% 2031	780	754
Philippines (Republic of) 6.375% 2034	820	1,159
Philippines (Republic of) 3.95% 2040	900	1,002
Philippines (Republic of) 2.95% 2045	990	958
PT Indonesia Asahan Aluminium Tbk 6.757% 2048	200	260
Qatar (State of) 4.50% 2028[6]	3,000	3,546
Qatar (State of) 4.50% 2028	800	946
Romania 2.00% 2032	€1,375	1,652
Romania 2.00% 2033	530	625
Romania 5.125% 2048[6]	$720	884
Russian Federation 4.375% 2029[6]	800	903
Russian Federation 5.10% 2035	1,200	1,430
Russian Federation 5.25% 2047	1,000	1,259
Senegal (Republic of) 4.75% 2028	€1,100	1,364
Serbia (Republic of) 3.125% 2027	850	1,123
South Africa (Republic of) 5.875% 2030	$2,110	2,412
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	450	414
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	1,410	1,198
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	700	471
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,270	816

American Funds Insurance Series        61

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
	Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	$800	$506
	Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[6]	500	316
	Tunisia (Republic of) 6.75% 2023	€310	357
	Tunisia (Republic of) 6.75% 2023	215	247
	Tunisia (Republic of) 5.625% 2024	710	787
	Tunisia (Republic of) 5.75% 2025	$875	819
	Turkey (Republic of) 6.375% 2025	475	498
	Turkey (Republic of) 11.875% 2030	600	831
	Turkey (Republic of) 5.875% 2031	1,170	1,140
	Turkey (Republic of) 4.875% 2043	1,295	1,035
	Turkey (Republic of) 5.75% 2047	2,205	1,890
	Ukraine 7.75% 2027	2,328	2,568
	Ukraine 9.75% 2028	700	836
	Ukraine 7.375% 2032	2,180	2,298
	United Mexican States 3.90% 2025	320	356
	United Mexican States 4.50% 2029	1,070	1,211
	United Mexican States 4.75% 2032	870	998
	United Mexican States 4.75% 2044	1,090	1,208
	United Mexican States 3.75% 2071	400	366
	United Mexican States, Series M, 7.50% 2027	MXN19,000	994
	Venezuela (Bolivarian Republic of) 7.00% 2018[9]	$64	6
	Venezuela (Bolivarian Republic of) 7.75% 2019[9]	1,149	124
	Venezuela (Bolivarian Republic of) 6.00% 2020[9]	950	94
	Venezuela (Bolivarian Republic of) 12.75% 2022[9]	85	9
	Venezuela (Bolivarian Republic of) 9.00% 2023[9]	1,383	141
	Venezuela (Bolivarian Republic of) 8.25% 2024[9]	299	32
	Venezuela (Bolivarian Republic of) 7.65% 2025[9]	129	13
	Venezuela (Bolivarian Republic of) 11.75% 2026[9]	64	7
	Venezuela (Bolivarian Republic of) 9.25% 2027[9]	170	18
	Venezuela (Bolivarian Republic of) 9.25% 2028[9]	319	33
	Venezuela (Bolivarian Republic of) 11.95% 2031[9]	106	11
	Venezuela (Bolivarian Republic of) 7.00% 2038[9]	107	11

			103,403

Corporate bonds, notes & loans 0.33%

Energy 0.10%	Oleoducto Central SA 4.00% 2027[6]	255	263
	Petrobras Global Finance Co. 5.60% 2031	575	645
	Petrobras Global Finance Co. 6.75% 2050	110	129
	Petrobras Global Finance Co. 6.85% 2115	314	359
	Petróleos Mexicanos 6.875% 2025[6]	624	692
	Petróleos Mexicanos 6.875% 2026	755	826
	Petróleos Mexicanos 7.47% 2026	MXN2,800	126
	Petróleos Mexicanos 6.49% 2027	$910	962
	PTT Exploration and Production PCL 2.587% 2027[6]	320	332
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[6]	370	359

			4,693

Financials 0.06%	Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	1,140	1,185
	Power Financial Corp., Ltd. 5.25% 2028	425	478
	Power Financial Corp., Ltd. 6.15% 2028	432	512
	Power Financial Corp., Ltd. 4.50% 2029	273	293
	Power Financial Corp., Ltd. 3.35% 2031	310	304

			2,772

62        American Funds Insurance Series

New World Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Utilities 0.04%	AES Panama Generation Holdings SRL 4.375% 2030[6]	$280	$293
	Empresas Publicas de Medellin ESP 4.25% 2029[6]	412	409
	Empresas Publicas de Medellin ESP 4.375% 2031[6]	360	356
	State Grid Overseas Investment, Ltd. 3.50% 2027[6]	330	364
	State Grid Overseas Investment, Ltd. 4.25% 2028	200	230

			1,652

Communication services 0.04%	Axiata SPV5 Labuan, Ltd. 3.064% 2050	357	343
	PLDT, Inc. 2.50% 2031	210	208
	Tencent Holdings, Ltd. 3.975% 2029	400	447
	Tencent Holdings, Ltd. 3.24% 2050[6]	580	569

			1,567

Consumer discretionary 0.03%	Alibaba Group Holding, Ltd. 2.125% 2031	463	456
	Alibaba Group Holding, Ltd. 3.15% 2051	610	601
	MercadoLibre, Inc. 3.125% 2031	200	197
	Sands China, Ltd. 4.375% 2030	220	239

			1,493

Materials 0.03%	Braskem Idesa SAPI 7.45% 2029	775	824
	Braskem Idesa SAPI 7.45% 2029[6]	300	319
	GC Treasury Center Co., Ltd. 2.98% 2031[6]	200	205

			1,348

Industrials 0.02%	Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[6]	270	305
	Mexico City Airport Trust 4.25% 2026	675	735

			1,040

Consumer staples 0.01%	MARB BondCo PLC 3.95% 2031[6]	600	579

	Total corporate bonds, notes & loans		15,144

	Total bonds, notes & other debt instruments (cost: $114,263,000)		118,547

Short-term securities 5.15%		Shares

Money market investments 5.09%
	Capital Group Central Cash Fund 0.04%[10,11]	2,354,521	235,452

Money market investments purchased with collateral from securities on loan 0.06%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[10,12]	1,576,823	1,577
	Capital Group Central Cash Fund 0.04%[10,11,12]	12,747	1,275
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[10,12]	8,373	8

			2,860

	Total short-term securities (cost: $238,326,000)		238,312

	Total investment securities 100.14% (cost: $2,817,610,000)		4,633,175
	Other assets less liabilities (0.14)%		(6,499)

	Net assets 100.00%		$4,626,676

American Funds Insurance Series        63

New World Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[13]	Value at 6/30/2021 (000)	[14]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	83	September 2021	$(8,300)		$(12,218)		$(157)
30 Year Ultra U.S. Treasury Bond Futures	Long	37	September 2021	3,700		7,130		147

								$(10)

Forward currency contracts

Contract amount				Unrealized appreciation at 6/30/2021 (000)
Purchases (000)	Sales (000)	Counterparty	Settlement date

USD3,426	EUR2,830	Citibank	7/16/2021	$69

Investments in affiliates[11]

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)

Short-term securities 5.12%
Money market investments 5.09%
Capital Group Central Cash Fund 0.04%[10]	$224,497	$400,715		$389,733	$(5)	$(22)	$235,452	$115

Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.04%[10,12]	–	1,275	[15]				1,275	–	[16]

Total short-term securities							236,727

Total 5.12%					$(5)	$(22)	$236,727	$115

[1]Security did not produce income during the last 12 months.
[2]Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $32,506,000, which represented .70%
of the net assets of the fund.
[3]Value determined using significant unobservable inputs.
[4]Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.
[5]All or a portion of this security was on loan. The total value of all such securities was $11,836,000, which represented .26% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.
[6]Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $56,217,000, which represented 1.22% of the net assets of the fund.
[7]Amount less than one thousand.
[8]Step bond; coupon rate may change at a later date.
[9]Scheduled interest and/or principal payment was not received.
[10]Rate represents the seven-day yield at 6/30/2021.
[11]Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]Notional amount is calculated based on the number of contracts and notional contract size.
[14]Value is calculated based on the notional amount and current market price.
[15]Represents net activity. Refer to Note 5 for more information on securities lending.
[16]Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

64        American Funds Insurance Series

New World Fund  (continued)

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Nu Holdings, Ltd., Series G, noncumulative preferred shares	1/27/2021	$3,831	$4,504	.10%

Nu Holdings, Ltd., Series A, noncumulative preferred shares	1/27/2021	654	769	.02

Nu Holdings, Ltd., Series Seed, noncumulative preferred shares	1/27/2021	543	638	.01

Nu Holdings, Ltd., Class A	1/27/2021	422	496	.01

Nu Holdings, Ltd., Series B, noncumulative preferred shares	1/27/2021	37	44	.00

Nu Holdings, Ltd., Series D, noncumulative preferred shares	1/27/2021	20	23	.00

QuintoAndar Servicos Imobiliarios Ltda., Series E, preferred shares	5/26/2021	5,258	5,258	.11

Getir BV, Series H, preferred shares	5/27/2021	3,500	3,500	.08

Total private placement securities		$14,265	$15,232	.33%

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

DOP = Dominican pesos

EUR/€ = Euros

GDR = Global Depositary Receipts

HKD = Hong Kong dollars

MXN = Mexican pesos

MYR = Malaysian ringgits

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series        65

Washington Mutual Investors Fund

(formerly Blue Chip Income and Growth Fund)

Investment portfolio June 30, 2021	unaudited

Common stocks 96.47%		Shares	Value (000)
Information technology 18.02%	Microsoft Corp.	2,106,009	$570,518
	Broadcom, Inc.	1,058,559	504,764
	Intel Corp.	2,929,736	164,475
	ASML Holding NV (New York registered) (ADR)	150,741	104,138
	Visa, Inc., Class A	343,359	80,284
	Apple, Inc.	572,719	78,440
	Fidelity National Information Services, Inc.	430,405	60,975
	Automatic Data Processing, Inc.	194,807	38,693
	Applied Materials, Inc.	250,964	35,737
	Mastercard, Inc., Class A	86,557	31,601
	KLA Corp.	94,273	30,564
	TE Connectivity, Ltd.	212,561	28,740
	NetApp, Inc.	296,805	24,285
	Paychex, Inc.	212,443	22,795
	Texas Instruments, Inc.	71,883	13,823
	Motorola Solutions, Inc.	59,914	12,992
	SAP SE (ADR)	77,408	10,873
	EPAM Systems, Inc.[1]	12,712	6,495
	Jack Henry & Associates, Inc.	24,063	3,935
	Analog Devices, Inc.	21,755	3,745
	Micron Technology, Inc.[1]	2,103	179

			1,828,051

Financials 16.72%	BlackRock, Inc.	280,039	245,026
	JPMorgan Chase & Co.	1,306,812	203,262
	CME Group, Inc., Class A	806,892	171,610
	PNC Financial Services Group, Inc.	720,704	137,482
	Bank of America Corp.	2,381,587	98,193
	Capital One Financial Corp.	533,487	82,525
	Discover Financial Services	691,594	81,809
	Intercontinental Exchange, Inc.	633,491	75,195
	Marsh & McLennan Companies, Inc.	461,667	64,947
	Citigroup, Inc.	898,745	63,586
	Travelers Companies, Inc.	361,014	54,047
	Nasdaq, Inc.	300,423	52,814
	S&P Global, Inc.	127,999	52,537
	Truist Financial Corp.	912,671	50,653
	Toronto-Dominion Bank	710,883	49,797
	Bank of Nova Scotia	672,679	43,771
	Carlyle Group, Inc.	599,419	27,861
	Moody’s Corp.	73,483	26,628
	KeyCorp	1,118,961	23,107
	KKR & Co., Inc.	347,353	20,577
	Regions Financial Corp.	974,958	19,675
	Citizens Financial Group, Inc.	382,827	17,560
	Brookfield Asset Management, Inc., Class A	258,883	13,198
	Fifth Third Bancorp	289,822	11,080
	Everest Re Group, Ltd.	39,368	9,921
	Brookfield Asset Management Reinsurance Partners, Ltd., Class A1	1,785	93

			1,696,954

Health care 16.12%	UnitedHealth Group, Inc.	853,907	341,938
	CVS Health Corp.	2,219,520	185,197
	Johnson & Johnson	999,155	164,601
	Pfizer, Inc.	4,126,310	161,586
	Humana Inc.	272,364	120,581
	Gilead Sciences, Inc.	1,434,225	98,761
	AstraZeneca PLC (ADR)[2]	1,432,090	85,782
	Abbott Laboratories	643,053	74,549

66        American Funds Insurance Series

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)		Shares	Value (000)
Health care (continued)	Cigna Corp.	271,716	$64,416
	Eli Lilly and Company	248,426	57,019
	Danaher Corp.	211,449	56,744
	Anthem, Inc.	148,502	56,698
	Thermo Fisher Scientific, Inc.	58,001	29,260
	Baxter International, Inc.	350,367	28,205
	GlaxoSmithKline PLC (ADR)	661,074	26,324
	Merck & Co., Inc.	206,593	16,067
	Zoetis, Inc., Class A	64,934	12,101
	Novo Nordisk A/S, Class B (ADR)	141,459	11,850
	Medtronic PLC	88,527	10,989
	Edwards Lifesciences Corp.[1]	87,569	9,069
	Zimmer Biomet Holdings, Inc.	56,341	9,061
	Roche Holding AG (ADR)	181,439	8,526
	Viatris, Inc.	269,185	3,847
	Novartis AG (ADR)	29,792	2,718
	Organon & Co.[1]	11,153	337

			1,636,226

Industrials 10.79%	Northrop Grumman Corp.	385,717	140,181
	Honeywell International, Inc.	598,303	131,238
	CSX Corp.	3,521,404	112,967
	Lockheed Martin Corp.	270,961	102,518
	Union Pacific Corp.	415,039	91,280
	Caterpillar, Inc.	340,203	74,038
	Norfolk Southern Corp.	243,333	64,583
	PACCAR, Inc.	678,643	60,569
	L3Harris Technologies, Inc.	233,927	50,563
	Raytheon Technologies Corp.	460,692	39,302
	ABB, Ltd. (ADR)	867,885	29,499
	Equifax, Inc.	114,445	27,411
	Waste Connections, Inc.	227,476	27,167
	Parker-Hannifin Corp.	85,730	26,329
	Emerson Electric Co.	222,632	21,426
	Republic Services, Inc.	188,596	20,747
	RELX PLC (ADR)	570,375	15,212
	HEICO Corp.	72,274	10,076
	Johnson Controls International PLC	137,777	9,456
	Cummins, Inc.	32,761	7,987
	United Parcel Service, Inc., Class B	38,200	7,944
	Rockwell Automation	26,600	7,608
	Air Lease Corp., Class A	170,858	7,132
	FedEx Corp.	22,467	6,703
	Nidec Corp. (ADR)	115,542	3,339

			1,095,275

Communication services 7.93%	Comcast Corp., Class A	7,979,670	455,001
	Alphabet, Inc., Class C1	33,829	84,787
	Alphabet, Inc., Class A1	22,982	56,117
	Facebook, Inc., Class A1	258,277	89,805
	Verizon Communications, Inc.	1,562,147	87,527
	AT&T, Inc.	710,704	20,454
	Electronic Arts, Inc.	40,638	5,845
	Activision Blizzard, Inc.	51,183	4,885

			804,421

American Funds Insurance Series        67

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)		Shares	Value (000)

Consumer discretionary 6.16%	Home Depot, Inc.	599,482	$191,169
	General Motors Company[1]	1,964,542	116,242
	Darden Restaurants, Inc.	428,426	62,546
	VF Corp.	729,025	59,809
	Wynn Resorts, Ltd.[1]	417,851	51,103
	Amazon.com, Inc.[1]	7,475	25,715
	Dollar General Corp.	98,299	21,271
	Chipotle Mexican Grill, Inc.[1]	12,424	19,261
	TJX Companies, Inc.	237,016	15,980
	Marriott International, Inc., Class A1	93,824	12,809
	NIKE, Inc., Class B	81,576	12,603
	YUM! Brands, Inc.	105,908	12,183
	McDonald’s Corp.	34,091	7,875
	Starbucks Corp.	66,885	7,478
	Royal Caribbean Cruises, Ltd.[1]	71,567	6,103
	Domino’s Pizza, Inc.	6,418	2,994

			625,141

Consumer staples 5.63%	Nestlé SA (ADR)	798,424	99,595
	Keurig Dr Pepper, Inc.	1,905,860	67,163
	Mondelez International, Inc.	959,448	59,908
	Conagra Brands, Inc.	1,466,412	53,348
	Archer Daniels Midland Company	842,092	51,031
	Hormel Foods Corp.	665,594	31,782
	Reckitt Benckiser Group PLC (ADR)	1,699,218	30,416
	Procter & Gamble Company	217,700	29,374
	Walgreens Boots Alliance, Inc.	528,193	27,788
	Kraft Heinz Company	679,313	27,702
	Church & Dwight Co., Inc.	290,397	24,748
	Unilever PLC (ADR)	384,674	22,504
	Costco Wholesale Corp.	45,675	18,072
	General Mills, Inc.	196,934	11,999
	Kimberly-Clark Corp.	51,092	6,835
	Danone (ADR)	426,506	6,001
	Kroger Co.	68,480	2,624

			570,890

Energy 5.32%	Chevron Corp.	1,238,265	129,696
	Enbridge, Inc.	2,218,846	88,843
	Pioneer Natural Resources Company	473,437	76,943
	EOG Resources, Inc.	656,642	54,790
	Baker Hughes Co., Class A	2,372,089	54,250
	ConocoPhillips	876,699	53,391
	Exxon Mobil Corp.	500,717	31,585
	Cabot Oil & Gas Corp.	1,103,310	19,264
	Valero Energy Corp.	210,265	16,417
	TC Energy Corp.	293,686	14,543

			539,722

Materials 4.62%	Dow Inc.	2,088,482	132,159
	LyondellBasell Industries NV	936,756	96,364
	Nucor Corp.	653,278	62,669
	Air Products and Chemicals, Inc.	131,758	37,904
	Rio Tinto PLC (ADR)	407,632	34,196
	Vulcan Materials Co.	184,643	32,141
	Linde PLC	64,217	18,565
	PPG Industries, Inc.	77,713	13,194

68        American Funds Insurance Series

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)		Shares	Value (000)
Materials (continued)	Huntsman Corp.	488,334	$12,951
	Packaging Corporation of America	85,423	11,568
	Corteva, Inc.	208,956	9,267
	Sherwin-Williams Company	27,139	7,394

			468,372

Utilities 3.11%	Exelon Corp.	1,448,171	64,168
	Sempra Energy	455,337	60,323
	CMS Energy Corp.	603,614	35,662
	Xcel Energy, Inc.	533,292	35,133
	DTE Energy Company	265,640	34,427
	NextEra Energy, Inc.	320,714	23,502
	Public Service Enterprise Group, Inc.	289,506	17,295
	American Electric Power Company, Inc.	147,763	12,499
	Dominion Energy, Inc.	164,082	12,072
	Edison International	184,742	10,682
	Entergy Corp.	98,358	9,806

			315,569

Real estate 2.05%	Digital Realty Trust, Inc. REIT	483,148	72,694
	Alexandria Real Estate Equities, Inc. REIT	204,208	37,154
	Regency Centers Corp. REIT	443,190	28,395
	Mid-America Apartment Communities, Inc. REIT	151,734	25,555
	American Tower Corp. REIT	75,937	20,514
	Boston Properties, Inc. REIT	121,984	13,978
	Extra Space Storage, Inc. REIT	61,459	10,068

			208,358

	Total common stocks (cost: $7,880,691,000)		9,788,979

Convertible stocks 0.57%
Utilities 0.26%	NextEra Energy, Inc., convertible preferred units, 5.279% 2023	263,600	12,906
	Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	112,000	10,878
	American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	56,400	2,890

			26,674

Health care 0.17%	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	8,921	13,161
	Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[2]	67,800	3,628

			16,789

Financials 0.08%	KKR & Co., Inc., Series C, 6.00% convertible preferred shares	100,000	7,706

Information technology 0.06%	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	4,300	6,536

	Total convertible stocks (cost: $54,218,000)		57,705

Short-term securities 3.68%

Money market investments 3.02%
	Capital Group Central Cash Fund 0.04%[3,4]	3,061,380	306,138

American Funds Insurance Series        69

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Short-term securities (continued)	Shares	Value (000)

Money market investments purchased with collateral from securities on loan 0.66%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[3,5]	37,307,569	$37,308
Capital Group Central Cash Fund 0.04%[3,4,5]	301,593	30,159
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[3,5]	198,091	198

		67,665

Total short-term securities (cost: $373,792,000)		373,803

Total investment securities 100.72% (cost: $8,308,701,000)		10,220,487
Other assets less liabilities (0.72)%		(72,903)

Net assets 100.00%		$10,147,584

Investments in affiliates[4]

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)

Short-term securities 3.32%
Money market investments 3.02%
Capital Group Central Cash Fund 0.04%[3]	$178,532	$1,511,735		$1,384,098	$(8)	$(23)	$306,138	$70

Money market investments purchased with collateral from securities on loan 0.30%
Capital Group Central Cash Fund 0.04%[3,5]	—	30,159	[6]				30,159	—	[7]

Total short-term securities							336,297

Total 3.32%					$(8)	$(23)	$336,297	$70

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $73,663,000, which represented ..73% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Rate represents the seven-day yield at 6/30/2021.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

70        American Funds Insurance Series

Capital World Growth and Income Fund
(formerly Global Growth and Income Fund)
Investment portfolio June 30, 2021	unaudited

Common stocks 94.60%		Shares	Value (000)

Information technology 18.57%	Microsoft Corp.	292,716	$79,297
	Broadcom, Inc.	158,869	75,755
	Taiwan Semiconductor Manufacturing Company, Ltd.	3,370,800	71,983
	ASML Holding NV	63,381	43,544
	Tokyo Electron, Ltd.	61,300	26,530
	Apple, Inc.	112,632	15,426
	Mastercard, Inc., Class A	29,570	10,796
	Logitech International SA	76,108	9,221
	NetEase, Inc.	405,000	9,175
	Keyence Corp.	16,800	8,479
	Delta Electronics, Inc.	764,000	8,308
	Accenture PLC, Class A	28,048	8,268
	EPAM Systems, Inc.[1]	14,829	7,577
	Hexagon AB, Class B	381,021	5,645
	GlobalWafers Co., Ltd.	144,000	4,750
	Adobe, Inc.[1]	8,100	4,744
	Capgemini SE	21,421	4,115
	Fujitsu Ltd.	20,600	3,857
	OBIC Co., Ltd.	18,500	3,449
	Advanced Micro Devices, Inc.[1]	33,699	3,165
	Visa, Inc., Class A	13,175	3,081
	PayPal Holdings, Inc.[1]	10,315	3,007
	Applied Materials, Inc.	19,258	2,742
	Ceridian HCM Holding, Inc.[1]	26,904	2,581
	MediaTek, Inc.	68,000	2,348
	RingCentral, Inc., Class A1	8,065	2,343
	NortonLifeLock, Inc.	80,313	2,186
	ServiceNow, Inc.[1]	3,886	2,135
	Shopify, Inc., Class A, subordinate voting shares (CAD denominated)[1]	1,337	1,955
	Worldline SA, non-registered shares[1]	20,829	1,950
	Snowflake, Inc., Class A1	7,760	1,876
	Nomura Research Institute, Ltd.	50,700	1,677
	Samsung Electronics Co., Ltd.	20,872	1,496
	Micron Technology, Inc.[1]	10,560	897
	Atlassian Corp. PLC, Class A1	3,492	897
	SS&C Technologies Holdings, Inc.	12,082	871
	Afterpay, Ltd.[1]	9,714	861
	GDS Holdings, Ltd., Class A1	58,400	578
	Autodesk, Inc.[1]	1,003	293

			437,858

Financials 14.65%	AIA Group, Ltd.	2,780,400	34,557
	Kotak Mahindra Bank, Ltd.[1]	869,039	19,944
	CME Group, Inc., Class A	92,036	19,574
	Zurich Insurance Group AG	47,087	18,891
	Toronto-Dominion Bank (CAD denominated)	249,135	17,459
	Sberbank of Russia PJSC (ADR)	927,306	15,398
	HDFC Bank, Ltd.	623,164	12,558
	HDFC Bank, Ltd. (ADR)	21,583	1,578
	JPMorgan Chase & Co.	83,900	13,050
	Ping An Insurance (Group) Company of China, Ltd., Class H	1,097,500	10,750
	Ping An Insurance (Group) Company of China, Ltd., Class A	62,500	622
	S&P Global, Inc.	25,987	10,666
	HDFC Life Insurance Company, Ltd.	1,072,357	9,901
	ING Groep NV	736,557	9,729
	DNB ASA	445,505	9,707
	Lufax Holding, Ltd. (ADR)[1,2]	763,916	8,632
	Nasdaq, Inc.	47,618	8,371
	BlackRock, Inc.	8,911	7,797
	M&G PLC	2,415,609	7,649

American Funds Insurance Series        71

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)		Shares	Value (000)

Financials (continued)	KBC Groep NV	100,287	$7,646
	Citigroup, Inc.	104,865	7,419
	B3 SA-Brasil, Bolsa, Balcao	1,995,721	6,749
	PNC Financial Services Group, Inc.	34,777	6,634
	Intercontinental Exchange, Inc.	54,492	6,468
	Barclays PLC	2,633,650	6,234
	Discover Financial Services	50,737	6,002
	The Blackstone Group, Inc.	60,453	5,873
	Hong Kong Exchanges and Clearing, Ltd.	89,700	5,347
	St. James’s Place PLC	218,457	4,463
	American International Group, Inc.	87,991	4,188
	Tradeweb Markets, Inc., Class A	41,602	3,518
	Macquarie Group, Ltd.	29,731	3,488
	Bank of America Corp.	76,833	3,168
	Legal & General Group PLC	843,355	3,005
	Futu Holdings, Ltd. (ADR)[1]	16,335	2,926
	FinecoBank SpA[1]	157,067	2,738
	Banco Santander, SA	713,361	2,723
	BNP Paribas SA	41,532	2,604
	Berkshire Hathaway, Inc., Class B1	9,154	2,544
	Moody’s Corp.	6,973	2,527
	Power Corporation of Canada, subordinate voting shares	75,066	2,373
	National Bank of Canada	19,203	1,437
	AXA SA	56,201	1,425
	Bajaj Finance, Ltd.[1]	17,549	1,420
	Tryg A/S	48,816	1,198
	Swedbank AB, Class A	61,820	1,150
	Aegon NV2	226,986	942
	China Pacific Insurance (Group) Co., Ltd., Class H	286,000	901
	Marsh & McLennan Companies, Inc.	4,287	603
	BOC Hong Kong (Holdings), Ltd.	174,500	592
	Allfunds Group PLC[1]	12,918	225
	DBS Group Holdings, Ltd.	1,595	35

			345,398

Consumer discretionary 12.15%	LVMH Moët Hennessy-Louis Vuitton SE	52,716	41,337
	Amazon.com, Inc.[1]	10,466	36,005
	General Motors Company[1]	440,292	26,052
	Home Depot, Inc.	76,806	24,493
	MercadoLibre, Inc.[1]	10,746	16,740
	Flutter Entertainment PLC[1]	67,148	12,158
	Stellantis NV	503,618	9,880
	Midea Group Co., Ltd., Class A	696,900	7,698
	Ocado Group PLC[1]	267,420	7,410
	adidas AG	19,898	7,406
	Marriott International, Inc., Class A1	49,582	6,769
	Barratt Developments PLC	691,446	6,649
	Restaurant Brands International, Inc. (CAD denominated)[2]	98,950	6,376
	Restaurant Brands International, Inc.	2,330	150
	Chipotle Mexican Grill, Inc.[1]	4,023	6,237
	Kering SA	6,422	5,612
	Ferrari NV (EUR denominated)	25,598	5,281
	Shimano, Inc.	22,000	5,218
	Booking Holdings, Inc.[1]	2,007	4,392
	Cie. Financière Richemont SA, Class A	32,788	3,967
	Astra International Tbk PT	11,337,300	3,863
	NIKE, Inc., Class B	23,456	3,624
	Sony Group Corp.	35,000	3,407
	Moncler SpA	49,234	3,331
	Evolution AB	20,919	3,306

72        American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)		Shares	Value (000)

Consumer discretionary (continued)	Naspers, Ltd., Class N	14,466	$3,037
	Nokian Renkaat Oyj	71,812	2,899
	Taylor Wimpey PLC	1,310,386	2,881
	DraftKings, Inc., Class A1	49,904	2,604
	EssilorLuxottica	13,319	2,458
	Just Eat Takeaway (GBP denominated)[1]	24,031	2,225
	Meituan, Class B1	52,200	2,154
	SAIC Motor Corp., Ltd., Class A1	626,400	2,130
	Industria de Diseño Textil, SA	60,428	2,129
	H & M Hennes & Mauritz AB, Class B1	77,418	1,836
	Wayfair Inc., Class A1	3,927	1,240
	Peloton Interactive, Inc., Class A1	7,728	958
	Domino’s Pizza Enterprises, Ltd.	8,633	780
	Tesla, Inc.[1]	1,085	737
	InterContinental Hotels Group PLC[1]	10,909	726
	Faurecia SA	5,839	286

			286,441

Health care 11.16%	Abbott Laboratories	316,200	36,657
	UnitedHealth Group, Inc.	72,720	29,120
	Gilead Sciences, Inc.	377,811	26,016
	Novartis AG	242,534	22,103
	Amgen, Inc.	76,913	18,748
	Thermo Fisher Scientific, Inc.	33,122	16,709
	AstraZeneca PLC	98,167	11,791
	Stryker Corp.	39,293	10,206
	Sanofi	72,406	7,586
	Centene Corp.[1]	93,169	6,795
	Eli Lilly and Company	26,860	6,165
	Medtronic PLC	48,782	6,055
	Pfizer, Inc.	148,916	5,832
	Chugai Pharmaceutical Co., Ltd.	141,500	5,607
	Siemens Healthineers AG	76,722	4,701
	Coloplast A/S, Class B	26,296	4,315
	WuXi Biologics (Cayman), Inc.[1]	233,000	4,270
	Zimmer Biomet Holdings, Inc.	25,906	4,166
	Olympus Corp.	184,800	3,673
	PerkinElmer, Inc.	23,686	3,657
	Carl Zeiss Meditec AG, non-registered shares	17,531	3,387
	AbbVie, Inc.	25,247	2,844
	Baxter International, Inc.	30,945	2,491
	Intuitive Surgical, Inc.[1]	2,687	2,471
	Illumina, Inc.[1]	5,170	2,446
	Zoetis, Inc., Class A	12,774	2,381
	Cigna Corp.	7,371	1,747
	Alcon, Inc.	24,235	1,697
	Teva Pharmaceutical Industries, Ltd. (ADR)[1]	169,706	1,680
	M3, Inc.	22,000	1,607
	Vertex Pharmaceuticals, Inc.[1]	7,437	1,500
	Hypera SA, ordinary nominative shares	179,438	1,244
	GlaxoSmithKline PLC	57,137	1,122
	DexCom, Inc.[1]	2,076	886
	Insulet Corp.[1]	3,116	855
	CanSino Biologics, Inc., Class H1	11,200	595

			263,125

American Funds Insurance Series        73

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)		Shares	Value (000)

Communication services 10.41%	Alphabet, Inc., Class C1	13,065	$32,745
	Alphabet, Inc., Class A1	8,834	21,571
	Netflix, Inc.[1]	73,037	38,579
	Facebook, Inc., Class A1	101,781	35,390
	SoftBank Corp.	1,771,200	23,173
	Comcast Corp., Class A	361,394	20,607
	Yandex NV, Class A1	239,086	16,915
	Tencent Holdings, Ltd.	148,500	11,169
	Altice USA, Inc., Class A1	246,652	8,421
	SoftBank Group Corp.	89,000	6,229
	Bilibili, Inc., Class Z (ADR)[1]	24,613	2,999
	Bilibili, Inc., Class Z1	23,180	2,854
	Activision Blizzard, Inc.	50,869	4,855
	Sea, Ltd., Class A (ADR)[1]	13,375	3,673
	Cellnex Telecom, SA, non-registered shares	57,116	3,638
	Vivendi SA2	103,892	3,490
	Daily Mail and General Trust PLC, Class A, nonvoting shares	258,506	3,447
	Omnicom Group, Inc.	24,376	1,950
	ITV PLC[1]	1,096,106	1,904
	América Móvil, SAB de CV, Series L (ADR)	58,815	882
	Walt Disney Company[1]	3,716	653
	Indus Towers, Ltd.	98,788	317

			245,461

Industrials 8.31%	Airbus SE, non-registered shares[1]	155,935	20,051
	CSX Corp.	596,814	19,146
	General Electric Co.	815,977	10,983
	Deere & Company	24,478	8,634
	Safran SA	61,889	8,580
	LIXIL Corp.	305,600	7,903
	Parker-Hannifin Corp.	25,409	7,803
	BAE Systems PLC	1,058,265	7,642
	Lockheed Martin Corp.	20,004	7,568
	Country Garden Services Holdings Co., Ltd.	591,000	6,386
	Stanley Black & Decker, Inc.	28,809	5,906
	VINCI SA	55,293	5,900
	Honeywell International, Inc.	25,632	5,622
	Raytheon Technologies Corp.	65,196	5,562
	TransDigm Group, Inc.[1]	7,424	4,805
	Compagnie de Saint-Gobain SA, non-registered shares	71,621	4,717
	Melrose Industries PLC	2,193,953	4,707
	Recruit Holdings Co., Ltd.	94,000	4,628
	Emerson Electric Co.	47,421	4,564
	Nidec Corp.	36,900	4,276
	Johnson Controls International PLC	57,412	3,940
	Bunzl PLC	96,986	3,205
	Eiffage SA	26,656	2,712
	Aena SME, SA, non-registered shares	15,922	2,611
	ASSA ABLOY AB, Class B	81,458	2,454
	Ryanair Holdings PLC (ADR)[1]	22,571	2,442
	Union Pacific Corp.	9,600	2,111
	Sydney Airport, units[1]	472,784	2,053
	Adecco Group AG	29,114	1,978
	RELX PLC	69,864	1,855
	SMC Corp.	3,100	1,832
	ACS, Actividades de Construcción y Servicios, SA	60,033	1,608
	Wizz Air Holdings PLC[1]	23,911	1,544
	AB Volvo, Class B	64,119	1,543
	ManpowerGroup, Inc.	12,744	1,515
	InPost SA1	72,793	1,461

74        American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)		Shares	Value (000)

Industrials (continued)	Atlas Copco AB, Class B	27,077	$1,424
	L3Harris Technologies, Inc.	6,496	1,404
	Carrier Global Corp.	26,716	1,298
	Ritchie Bros. Auctioneers, Inc.	12,985	770
	Schneider Electric SE	3,633	572
	Otis Worldwide Corp.	4,082	334

			196,049

Consumer staples 6.00%	Philip Morris International, Inc.	327,580	32,466
	Nestlé SA	140,236	17,463
	British American Tobacco PLC	375,918	14,560
	British American Tobacco PLC (ADR)	15,802	621
	Keurig Dr Pepper, Inc.	405,571	14,292
	Altria Group, Inc.	198,594	9,469
	Kweichow Moutai Co., Ltd., Class A	24,100	7,671
	Swedish Match AB	756,927	6,455
	Heineken NV	52,309	6,339
	Imperial Brands PLC	218,629	4,709
	Danone SA	56,010	3,943
	Kirin Holdings Company, Ltd.	200,600	3,911
	Constellation Brands, Inc., Class A	15,800	3,696
	Treasury Wine Estates, Ltd.	400,908	3,512
	Bunge, Ltd.	44,000	3,439
	Mondelez International, Inc.	33,312	2,080
	Conagra Brands, Inc.	50,345	1,832
	Pernod Ricard SA	6,779	1,505
	Thai Beverage PCL	2,419,500	1,215
	ITC, Ltd.	248,407	677
	Arca Continental, SAB de CV1	112,300	651
	Oatly Group AB (ADR)[1]	23,567	576
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	82,400	470

			141,552

Materials 5.71%	Vale SA, ordinary nominative shares	1,379,408	31,408
	Vale SA, ordinary nominative shares (ADR)	986,518	22,503
	Rio Tinto PLC	287,922	23,694
	BHP Group PLC	362,100	10,669
	Fortescue Metals Group, Ltd.	508,556	8,902
	Linde PLC	20,634	5,965
	Freeport-McMoRan, Inc.	125,242	4,648
	Shin-Etsu Chemical Co., Ltd.	27,600	4,616
	HeidelbergCement AG	42,449	3,641
	Dow Inc.	47,755	3,022
	CRH PLC	51,660	2,603
	Akzo Nobel NV	20,294	2,507
	Amcor PLC (CDI)	165,731	1,880
	Albemarle Corp.	10,500	1,769
	Barrick Gold Corp. (CAD denominated)	79,724	1,649
	Koninklijke DSM NV	8,292	1,548
	Air Liquide SA, non-registered shares	6,629	1,161
	Evonik Industries AG	28,154	944
	Huntsman Corp.	31,500	835
	Lynas Rare Earths, Ltd.[1]	163,843	702

			134,666

American Funds Insurance Series        75

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)		Shares	Value (000)

Energy 2.76%	Canadian Natural Resources, Ltd. (CAD denominated)	535,070	$19,424
	EOG Resources, Inc.	119,710	9,989
	Gazprom PJSC (ADR)	1,097,013	8,361
	TC Energy Corp. (CAD denominated)	114,213	5,652
	BP PLC	994,134	4,332
	Chevron Corp.	40,379	4,229
	ConocoPhillips	57,341	3,492
	TotalEnergies SE	76,543	3,463
	Royal Dutch Shell PLC, Class B	147,294	2,851
	Suncor Energy, Inc.	88,930	2,130
	Reliance Industries, Ltd.	43,639	1,239

			65,162

Utilities 2.72%	Enel SpA	1,613,152	14,981
	DTE Energy Company	76,995	9,979
	China Resources Gas Group, Ltd.	1,534,000	9,207
	Iberdrola, SA, non-registered shares	608,791	7,421
	Entergy Corp.	50,365	5,021
	E.ON SE	380,980	4,406
	NextEra Energy, Inc.	50,808	3,723
	Ørsted AS	14,147	1,985
	Engie SA	141,365	1,937
	China Gas Holdings, Ltd.	578,200	1,765
	Endesa, SA	64,074	1,554
	AES Corp.	52,478	1,368
	Power Grid Corporation of India, Ltd.	239,207	748

			64,095

Real estate 2.16%	Crown Castle International Corp. REIT	89,497	17,461
	American Tower Corp. REIT	38,009	10,268
	Longfor Group Holdings, Ltd.	1,443,500	8,087
	Boston Properties, Inc. REIT	25,581	2,931
	VICI Properties, Inc. REIT	75,169	2,332
	Equinix, Inc. REIT	2,838	2,278
	Shimao Group Holdings, Ltd.	692,000	1,697
	CIFI Holdings (Group) Co., Ltd.	1,970,000	1,538
	Vonovia SE	17,384	1,124
	Sun Hung Kai Properties, Ltd.	67,000	998
	China Resources Land, Ltd.	206,000	834
	Iron Mountain, Inc. REIT	16,501	698
	China Resources Mixc Lifestyle Services, Ltd.	95,800	656
	Shimao Services Holdings, Ltd.	39,000	135

			51,037

	Total common stocks (cost: $1,685,564,000)		2,230,844

Preferred securities 0.90%

Consumer discretionary 0.47%	Volkswagen AG, nonvoting preferred shares	44,378	11,114

Financials 0.25%	Banco Bradesco SA, preferred nominative shares	1,072,017	5,546
	Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	58,870	125
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]	61,516	125

			5,796

76        American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Preferred securities (continued)		Shares	Value (000)

Information technology 0.12%	Samsung Electronics Co., Ltd., nonvoting preferred shares	44,774	$2,930

Health care 0.06%	Grifols, SA, Class B, nonvoting non-registered preferred shares	78,875	1,384

	Total preferred securities (cost: $20,947,000)		21,224

Rights & warrants 0.00%

Industrials 0.00%	ACS, Actividades de Construcción y Servicios, SA, rights, non-registered shares, expire 2021[1]	26,540	37

	Total rights & warrants (cost: $40,000)		37

Convertible stocks 0.23%

Financials 0.13%	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 2023[3]	2,400	3,030

Information technology 0.06%	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	1,016	1,544

Utilities 0.04%	DTE Energy Company, convertible preferred units, 6.25% 2022	20,000	989

	Total convertible stocks (cost: $5,446,000)		5,563

Convertible bonds & notes 0.20%		Principal amount (000)

Communication services 0.20%	Sea Ltd., convertibles notes, 2.375% 2025	$ 1,500	4,635

	Total convertible bonds & notes (cost: $3,840,000)		4,635

Bonds, notes & other debt instruments 0.37%

Corporate bonds, notes & loans 0.32%

Health care 0.12%	Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,600	1,700
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,100	1,048

			2,748

Consumer discretionary 0.11%	Carnival Corp. 11.50% 2023[3]	800	901
	General Motors Company 5.40% 2023	300	331
	General Motors Financial Co. 5.20% 2023	300	323
	Royal Caribbean Cruises, Ltd. 11.50% 2025[3]	800	923

			2,478

Energy 0.04%	TransCanada PipeLines, Ltd. 5.10% 2049	800	1,052

American Funds Insurance Series        77

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Communication services 0.04%	CenturyLink, Inc. 7.50% 2024	$ 400	$450
	Sprint Corp. 7.25% 2021	500	508

			958

Consumer staples 0.01%	JBS Investments GMBH II 7.00% 2026[3]	300	319

	Total corporate bonds, notes & loans		7,555

Bonds & notes of governments & government agencies outside the U.S. 0.05%

	United Mexican States, Series M, 8.00% 2023	MXN20,000	1,052

	Total bonds, notes & other debt instruments (cost: $8,537,000)		8,607

Short-term securities 4.24%		Shares

Money market investments 3.74%

	Capital Group Central Cash Fund 0.04%[4,5]	882,377	88,238

Money market investments purchased with collateral from securities on loan 0.50%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[4,6]	6,422,520	6,422
	Capital Group Central Cash Fund 0.04%[4,5,6]	51,919	5,192
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[4,6]	34,102	34

			11,648

	Total short-term securities (cost: $99,895,000)		99,886

	Total investment securities 100.54% (cost: $1,824,269,000)		2,370,796
	Other assets less liabilities (0.54)%		(12,619)

	Net assets 100.00%		$2,358,177

Investments in affiliates[5]

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)

Short-term securities 3.96%
Money market investments 3.74%
Capital Group Central Cash Fund 0.04%[4]	$66,489	$397,923		$376,162	$4	$(16)	$88,238	$26

Money market investments purchased with collateral from securities on loan 0.22%
Capital Group Central Cash Fund 0.04%[4,6]	–	5,192	[7]				5,192	–	[8]

Total short-term securities							93,430

Total 3.96%					$4	$(16)	$93,430	$26

78        American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $12,432,000, which represented ..53% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,173,000, which represented .22% of the net assets of the fund.

[4]	Rate represents the seven-day yield at 6/30/2021.
[5]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

MXN = Mexican pesos

See notes to financial statements.

American Funds Insurance Series        79

Growth-Income Fund
Investment portfolio June 30, 2021			unaudited

Common stocks 96.66%		Shares	Value (000)
Information technology 22.24%	Microsoft Corp.	10,424,024	$2,823,868
	Broadcom, Inc.	2,560,501	1,220,949
	Mastercard, Inc., Class A	1,741,921	635,958
	Visa, Inc., Class A	1,282,991	299,989
	Taiwan Semiconductor Manufacturing Company, Ltd.	13,692,000	292,391
	Accenture PLC, Class A	991,200	292,196
	Adobe, Inc.[1]	453,373	265,513
	ASML Holding NV	234,068	160,810
	ASML Holding NV (New York registered) (ADR)	147,800	102,106
	Fidelity National Information Services, Inc.	1,268,981	179,777
	Intel Corp.	2,996,600	168,229
	Automatic Data Processing, Inc.	845,000	167,834
	Apple, Inc.	1,220,400	167,146
	ServiceNow, Inc.[1]	281,938	154,939
	Autodesk, Inc.[1]	530,000	154,707
	PayPal Holdings, Inc.[1]	498,649	145,346
	Concentrix Corp.[1]	868,198	139,606
	GoDaddy Inc., Class A1	1,402,444	121,956
	Ceridian HCM Holding, Inc.[1]	1,240,574	118,996
	StoneCo, Ltd., Class A1	1,659,500	111,286
	FleetCor Technologies, Inc.[1]	420,507	107,675
	Global Payments, Inc.	572,628	107,391
	Euronet Worldwide, Inc.[1]	763,602	103,354
	CDK Global, Inc.	2,042,800	101,507
	Cognizant Technology Solutions Corp., Class A	1,345,000	93,155
	MKS Instruments, Inc.	481,000	85,594
	Applied Materials, Inc.	517,400	73,678
	Shopify, Inc., Class A, subordinate voting shares[1]	48,000	70,127
	Atlassian Corp. PLC, Class A1	247,800	63,650
	Texas Instruments, Inc.	308,278	59,282
	Fiserv, Inc.[1]	536,700	57,368
	QUALCOMM, Inc.	375,195	53,627
	Micron Technology, Inc.[1]	629,500	53,495
	Amphenol Corp., Class A	772,000	52,812
	Dye & Durham, Ltd.	1,322,100	50,800
	KLA Corp.	155,000	50,253
	Samsung Electronics Co., Ltd.	570,000	40,846
	Lam Research Corp.	62,390	40,597
	Analog Devices, Inc.	231,000	39,769
	Trimble, Inc.[1]	413,300	33,820
	NetEase, Inc.	1,093,900	24,782
	VeriSign, Inc.[1]	61,000	13,889
	Arista Networks, Inc.[1]	32,500	11,775

			9,112,848

Communication services 16.78%	Facebook, Inc., Class A1	5,728,392	1,991,819
	Alphabet, Inc., Class A1	408,780	998,155
	Alphabet, Inc., Class C1	358,167	897,681
	Netflix, Inc.[1]	2,577,884	1,361,664
	Comcast Corp., Class A	14,034,950	800,273
	Charter Communications, Inc., Class A1	573,127	413,482
	Electronic Arts, Inc.	1,168,000	167,993
	Tencent Holdings, Ltd.	1,782,100	134,043
	Walt Disney Company[1]	300,000	52,731
	Vodafone Group PLC	20,000,000	33,570
	Activision Blizzard, Inc.	262,939	25,095

			6,876,506

80         American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)

Health care 11.31%	UnitedHealth Group, Inc.	2,609,900	$1,045,108
	Abbott Laboratories	6,794,592	787,697
	Gilead Sciences, Inc.	7,260,400	499,951
	Amgen, Inc.	1,036,000	252,525
	Novo Nordisk A/S, Class B	2,446,056	204,929
	AstraZeneca PLC	1,249,112	150,033
	AstraZeneca PLC (ADR)[2]	721,200	43,200
	Anthem, Inc.	463,288	176,883
	Thermo Fisher Scientific, Inc.	336,353	169,680
	AbbVie, Inc.	1,296,036	145,986
	GlaxoSmithKline PLC	6,402,300	125,706
	PerkinElmer, Inc.	743,500	114,804
	Merck & Co., Inc.	1,377,900	107,159
	Medtronic PLC	860,000	106,752
	Royalty Pharma PLC, Class A	2,557,706	104,840
	Baxter International, Inc.	995,800	80,162
	Edwards Lifesciences Corp.[1]	712,289	73,772
	Eli Lilly and Company	248,703	57,082
	Zimmer Biomet Holdings, Inc.	342,366	55,059
	AmerisourceBergen Corp.	475,400	54,429
	NovoCure, Ltd.[1]	193,600	42,944
	Vertex Pharmaceuticals, Inc.[1]	192,000	38,713
	Roche Holding AG, nonvoting non-registered shares	93,081	35,065
	Seagen, Inc.[1]	215,292	33,990
	Stryker Corp.	117,135	30,424
	Ultragenyx Pharmaceutical, Inc.[1]	315,000	30,035
	Humana Inc.	65,300	28,910
	Allogene Therapeutics, Inc.[1]	800,000	20,864
	Vir Biotechnology, Inc.[1]	258,400	12,217
	Organon & Co.[1]	118,490	3,586

			4,632,505

Industrials 10.29%	Carrier Global Corp.	8,800,613	427,710
	CSX Corp.	8,801,100	282,339
	Woodward, Inc.	2,204,500	270,889
	Northrop Grumman Corp.	733,200	266,467
	Raytheon Technologies Corp.	2,574,145	219,600
	Equifax, Inc.	893,208	213,932
	Airbus SE, non-registered shares[1]	1,617,590	207,994
	TransDigm Group, Inc.[1]	302,520	195,818
	Meggitt PLC[1]	30,279,152	193,174
	Waste Connections, Inc.	1,516,231	181,084
	Union Pacific Corp.	697,700	153,445
	TFI International, Inc.	1,671,259	152,402
	BWX Technologies, Inc.	2,357,405	137,012
	Norfolk Southern Corp.	482,759	128,129
	General Dynamics Corp.	593,975	111,822
	Waste Management, Inc.	767,700	107,563
	Old Dominion Freight Line, Inc.	405,000	102,789
	L3Harris Technologies, Inc.	446,960	96,610
	General Electric Co.	7,022,250	94,520
	Honeywell International, Inc.	409,067	89,729
	Air Lease Corp., Class A	2,097,300	87,541
	Lockheed Martin Corp.	230,000	87,021
	Fortive Corp.	1,085,000	75,668
	Safran SA	539,713	74,825
	ITT, Inc.	750,836	68,769
	Ryanair Holdings PLC (ADR)[1]	445,550	48,213
	Ryanair Holdings PLC[1]	611,907	11,580
	Fastenal Co.	635,000	33,020
	Montana Aerospace AG1	658,516	27,721

American Funds Insurance Series        81

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)

Industrials (continued)	Cummins, Inc.	100,000	$24,381
	Caterpillar, Inc.	101,600	22,111
	Otis Worldwide Corp.	268,100	21,923

			4,215,801

Financials 10.10%	JPMorgan Chase & Co.	4,619,132	718,460
	PNC Financial Services Group, Inc.	1,531,486	292,146
	Marsh & McLennan Companies, Inc.	1,744,801	245,459
	Intercontinental Exchange, Inc.	2,000,990	237,518
	CME Group, Inc., Class A	1,078,500	229,375
	Aon PLC, Class A	882,200	210,634
	Chubb, Ltd.	1,239,153	196,951
	Nasdaq, Inc.	1,095,500	192,589
	BlackRock, Inc.	205,800	180,069
	S&P Global, Inc.	433,338	177,864
	Moody’s Corp.	425,900	154,333
	Travelers Companies, Inc.	931,955	139,523
	American International Group, Inc.	2,851,000	135,708
	Arthur J. Gallagher & Co.	966,650	135,408
	Discover Financial Services	1,019,080	120,547
	KeyCorp	4,886,953	100,916
	Bank of America Corp.	2,445,755	100,838
	Hong Kong Exchanges and Clearing, Ltd.	1,659,500	98,916
	State Street Corp.	1,077,260	88,637
	Power Corporation of Canada, subordinate voting shares	2,443,100	77,219
	Charles Schwab Corp.	879,000	64,000
	B3 SA-Brasil, Bolsa, Balcao	15,096,000	51,050
	Truist Financial Corp.	870,732	48,326
	Wells Fargo & Company	981,600	44,457
	Webster Financial Corp.	823,516	43,926
	Citizens Financial Group, Inc.	728,750	33,428
	UBS Group AG	1,343,666	20,563

			4,138,860

Consumer discretionary 8.77%	Amazon.com, Inc.[1]	380,560	1,309,187
	General Motors Company[1]	8,736,000	516,909
	Home Depot, Inc.	813,961	259,564
	Wyndham Hotels & Resorts, Inc.	3,132,634	226,458
	Royal Caribbean Cruises, Ltd.[1]	1,925,400	164,198
	Hilton Worldwide Holdings, Inc.[1]	1,177,320	142,008
	Burlington Stores, Inc.[1]	381,458	122,826
	Dollar Tree Stores, Inc.[1]	1,105,278	109,975
	MercadoLibre, Inc.[1]	70,000	109,045
	Kering SA	101,695	88,871
	Chipotle Mexican Grill, Inc.[1]	53,110	82,339
	Lowe’s Companies, Inc.	345,000	66,920
	Peloton Interactive, Inc., Class A1	465,000	57,669
	Hasbro, Inc.	558,000	52,742
	Thor Industries, Inc.	440,200	49,743
	Dollar General Corp.	223,710	48,409
	McDonald’s Corp.	198,000	45,736
	Aptiv PLC[1]	233,000	36,658
	YUM! Brands, Inc.	196,630	22,618
	Starbucks Corp.	199,000	22,250
	Marriott International, Inc., Class A1	161,200	22,007
	Booking Holdings, Inc.[1]	8,100	17,724
	Wynn Resorts, Ltd.[1]	105,122	12,857
	Airbnb, Inc., Class A1	39,731	6,084

			3,592,797

82        American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Materials 4.88%	Linde PLC	1,010,978	$292,274
	Vale SA, ordinary nominative shares (ADR)	9,206,039	209,990
	Vale SA, ordinary nominative shares	3,404,848	77,526
	LyondellBasell Industries NV	2,453,100	252,350
	Celanese Corp.	1,250,900	189,636
	Air Products and Chemicals, Inc.	602,306	173,271
	Dow Inc.	2,550,000	161,364
	International Flavors & Fragrances, Inc.	1,075,001	160,605
	Freeport-McMoRan, Inc.	3,803,000	141,129
	Sherwin-Williams Company	475,300	129,496
	Rio Tinto PLC	1,020,655	83,992
	PPG Industries, Inc.	295,550	50,176
	Barrick Gold Corp.	2,373,000	49,074
	Allegheny Technologies, Inc.[1]	1,458,734	30,415

			2,001,298

Consumer staples 4.39%	Philip Morris International, Inc.	5,342,126	529,458
	Keurig Dr Pepper, Inc.	10,054,335	354,315
	British American Tobacco PLC	4,663,859	180,642
	Reckitt Benckiser Group PLC	1,275,000	112,824
	Anheuser-Busch InBev SA/NV	1,358,211	97,934
	Nestlé SA	731,589	91,104
	Mondelez International, Inc.	1,436,300	89,682
	Molson Coors Beverage Company, Class B, restricted voting shares[1]	1,620,313	86,995
	Clorox Co.	300,000	53,973
	Herbalife Nutrition, Ltd.[1]	849,000	44,768
	Church & Dwight Co., Inc.	424,500	36,176
	General Mills, Inc.	428,800	26,127
	Pernod Ricard SA	117,200	26,015
	Constellation Brands, Inc., Class A	100,700	23,553
	Lamb Weston Holdings, Inc.	291,727	23,531
	Kraft Heinz Company	567,200	23,130

			1,800,227

Energy 3.02%	Canadian Natural Resources, Ltd. (CAD denominated)	7,948,000	288,528
	EOG Resources, Inc.	3,255,400	271,631
	Chevron Corp.	2,127,065	222,789
	ConocoPhillips	2,699,104	164,375
	TC Energy Corp. (CAD denominated)	1,821,019	90,111
	Equitrans Midstream Corp.	9,950,307	84,677
	Baker Hughes Co., Class A	3,492,424	79,872
	Exxon Mobil Corp.	500,000	31,540
	Weatherford International[1]	128,424	2,337

			1,235,860

Real estate 2.56%	Equinix, Inc. REIT	524,200	420,723
	Crown Castle International Corp. REIT	1,561,966	304,740
	MGM Growth Properties LLC REIT, Class A	3,996,000	146,333
	VICI Properties, Inc. REIT	2,887,318	89,565
	Digital Realty Trust, Inc. REIT	592,500	89,147

			1,050,508

Utilities 2.32%	Enel SpA	23,794,069	220,971
	AES Corp.	5,403,200	140,861
	Endesa, SA	5,162,847	125,253
	Sempra Energy	750,000	99,360
	Exelon Corp.	1,576,100	69,837
	CenterPoint Energy, Inc.	2,840,104	69,639

American Funds Insurance Series        83

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Utilities (continued)	Entergy Corp.	634,900	$63,300
	CMS Energy Corp.	918,200	54,247
	Edison International	522,800	30,228
	PG&E Corp.[1]	2,840,000	28,883
	Xcel Energy, Inc.	423,300	27,887
	American Electric Power Company, Inc.	250,600	21,198

			951,664

	Total common stocks (cost: $22,103,914,000)		39,608,874

Convertible stocks 1.06%
Health care 0.57%	Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	78,600	141,370
	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	61,857	91,256

			232,626

Information technology 0.38%	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	102,783	156,217

Consumer discretionary 0.10%	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	238,475	42,644

Industrials 0.01%	Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	35,448	4,280

	Total convertible stocks (cost: $314,563,000)		435,767

Bonds, notes & other debt instruments 0.04%		Principal amount (000)

Corporate bonds, notes & loans 0.04%
Energy 0.02%	Weatherford International PLC 8.75% 2024[3]	$1,982	2,077
	Weatherford International PLC 11.00% 2024[3]	5,280	5,498

			7,575

Industrials 0.02%	Boeing Company 4.875% 2025	4,706	5,275

Consumer discretionary 0.00%	General Motors Financial Co. 4.30% 2025	160	177
	General Motors Financial Co. 5.25% 2026	827	956

			1,133

	Total corporate bonds, notes & loans		13,983

	Total bonds, notes & other debt instruments (cost: $12,691,000)		13,983

Short-term securities 2.57%		Shares

Money market investments 2.40%
	Capital Group Central Cash Fund 0.04%[4,5]	9,823,658	982,367

84        American Funds Insurance Series

Growth-Income Fund (continued)

Short-term securities (continued)	Shares	Value (000)

Money market investments purchased with collateral from securities on loan 0.17%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[4,6]	38,305,963	$38,305
Capital Group Central Cash Fund 0.04%[4,5,6]	309,664	30,967
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[4,6]	203,392	203

		69,475

Total short-term securities (cost: $1,051,746,000)		1,051,842

Total investment securities 100.33% (cost: $23,482,914,000)		41,110,466
Other assets less liabilities (0.33)%		(133,519)

Net assets 100.00%		$40,976,947

Investments in affiliates[5]

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)

Short-term securities 2.47%
Money market investments 2.40%
Capital Group Central Cash Fund 0.04%[4]	$1,005,764	$4,245,629		$4,268,866	$(52)	$(108)	$982,367	$486
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 0.04%[4,6]	–	30,967	[7]				30,967	–	[8]

Total short-term securities							1,013,334

Total 2.47%					$(52)	$(108)	$1,013,334	$486

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $75,628,000, which represented ..18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,575,000, which represented .02% of the net assets of the fund.

[4]	Rate represents the seven-day yield at 6/30/2021.
[5]

Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended. 6Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series        85

International Growth and Income Fund
Investment portfolio June 30, 2021	unaudited

Common stocks 94.32%		Shares	Value (000)
Financials 17.54%	HDFC Bank, Ltd.	2,309,600	$46,543
	ING Groep NV	3,359,189	44,372
	AIA Group, Ltd.	2,338,600	29,066
	Zurich Insurance Group AG	54,100	21,704
	DNB ASA	825,000	17,975
	Sberbank of Russia PJSC (ADR)	999,000	16,589
	Moscow Exchange MICEX-RTS PJSC	5,665,000	13,223
	B3 SA-Brasil, Bolsa, Balcao	3,906,000	13,209
	Aegon NV	2,483,308	10,303
	Great-West Lifeco, Inc. (CAD denominated)[1]	248,102	7,370
	PICC Property and Casualty Co., Ltd., Class H	7,905,000	6,923
	Fairfax Financial Holdings, Ltd., subordinate voting shares	15,600	6,841
	Allfunds Group PLC[2]	99,470	1,731

			235,849

Consumer discretionary 13.51%	LVMH Moët Hennessy-Louis Vuitton SE	48,000	37,638
	Prosus NV	345,500	33,786
	Sony Group Corp.	224,700	21,874
	Naspers, Ltd., Class N	95,400	20,030
	Taylor Wimpey PLC	6,878,250	15,124
	Flutter Entertainment PLC (CDI)[2]	73,000	13,274
	Kering SA	14,379	12,566
	Galaxy Entertainment Group, Ltd.[2]	1,345,000	10,766
	Ferrari NV (EUR denominated)	50,000	10,316
	Alibaba Group Holding, Ltd.[2]	221,000	6,262

			181,636

Health care 9.84%	Daiichi Sankyo Company, Ltd.	1,359,000	29,292
	Aier Eye Hospital Group Co., Ltd., Class A	2,610,189	28,673
	Richter Gedeon Nyrt.	642,232	17,098
	Fresenius SE & Co. KGaA	283,701	14,800
	HOYA Corp.	85,000	11,270
	Novartis AG	113,564	10,349
	Chugai Pharmaceutical Co., Ltd.	228,900	9,070
	GlaxoSmithKline PLC	386,500	7,589
	Teva Pharmaceutical Industries, Ltd. (ADR)[2]	417,000	4,128
	NMC Health PLC[2,3,4]	304,610	4

			132,273

Materials 9.45%	Vale SA, ordinary nominative shares	1,712,500	38,993
	Vale SA, ordinary nominative shares (ADR)	424,300	9,678
	Rio Tinto PLC	455,900	37,517
	Linde PLC	53,000	15,322
	Air Liquide SA, non-registered shares	79,200	13,867
	Akzo Nobel NV	93,955	11,609

			126,986

Communication services 9.29%	SoftBank Corp.	4,691,700	61,383
	Yandex NV, Class A2	397,400	28,116
	Tencent Holdings, Ltd.	209,500	15,758
	Bilibili, Inc., Class Z (ADR)[2]	69,200	8,431
	SoftBank Group Corp.	106,600	7,461
	Rightmove PLC	423,500	3,804

			124,953

86        American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials 8.65%	Airbus SE, non-registered shares[2]	246,912	$31,749
	Ryanair Holdings PLC (ADR)[2]	179,000	19,370
	Singapore Technologies Engineering, Ltd.	5,270,000	15,167
	Shanghai International Airport Co., Ltd., Class A	2,012,496	14,991
	Komatsu, Ltd.	445,000	11,057
	LIXIL Corp.	385,000	9,956
	Aena SME, SA, non-registered shares	52,450	8,601
	Recruit Holdings Co., Ltd.	108,400	5,337

			116,228

Information technology 8.58%	ASML Holding NV	47,800	32,840
	Avast PLC	3,804,000	25,774
	Taiwan Semiconductor Manufacturing Company, Ltd.	1,010,000	21,568
	Nice, Ltd. (ADR)	73,400	18,163
	SUMCO Corp.	692,000	16,974

			115,319

Consumer staples 7.27%	Imperial Brands PLC	1,848,572	39,815
	Treasury Wine Estates, Ltd.	2,607,742	22,842
	Philip Morris International, Inc.	140,000	13,875
	Pernod Ricard SA	39,400	8,746
	British American Tobacco PLC	216,802	8,397
	Kirin Holdings Company, Ltd.	209,500	4,085

			97,760

Utilities 4.30%	ENN Energy Holdings, Ltd.	1,150,000	21,891
	Enel SpA	1,522,000	14,134
	Iberdrola, SA, non-registered shares	632,578	7,711
	E.ON SE	636,000	7,356
	SSE PLC	325,350	6,753

			57,845

Energy 3.18%	Royal Dutch Shell PLC, Class A (GBP denominated)	792,000	15,851
	Canadian Natural Resources, Ltd. (CAD denominated)	272,500	9,892
	Canadian Natural Resources, Ltd.	92,000	3,338
	Cenovus Energy ,Inc.	935,000	8,946
	TotalEnergies SE	104,750	4,739

			42,766

Real estate 2.71%	China Resources Mixc Lifestyle Services, Ltd.	2,193,461	15,015
	Sun Hung Kai Properties, Ltd.	747,000	11,132
	Embassy Office Parks REIT	2,191,000	10,328

			36,475

	Total common stocks (cost: $890,370,000)		1,268,090

Preferred securities 0.97%
Energy 0.97%	Petróleo Brasileiro SA (Petrobras), preferred nominative shares (ADR)	591,100	6,981
	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	1,031,250	6,102

	Total preferred securities (cost: $7,450,000)		13,083

American Funds Insurance Series        87

International Growth and Income Fund (continued)

Bonds, notes & other debt instruments 0.64%		Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. 0.35%
	Brazil (Federative Republic of) 10.00% 2025	BRL22,000	$4,668

Corporate bonds, notes & loans 0.29%
Health care 0.29%	Teva Pharmaceutical Finance Co. BV 3.15% 2026	$ 1,060	1,010
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,160	1,018
	Valeant Pharmaceuticals International, Inc. 6.125% 2025[5]	1,808	1,855

	Total bonds, notes & other debt instruments (cost: $9,567,000)		8,551

Short-term securities 5.09%		Shares

Money market investments 5.04%
	Capital Group Central Cash Fund 0.04%[6,7]	677,760	67,776

Money market investments purchased with collateral from securities on loan 0.05%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[6,8]	349,750	350
	Capital Group Central Cash Fund 0.04%[6,7,8]	2,827	282
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[6,8]	1,857	2

			634

	Total short-term securities (cost: $68,407,000)		68,410

	Total investment securities 101.02% (cost: $975,794,000)		1,358,134
	Other assets less liabilities (1.02)%		(13,681)

	Net assets 100.00%		$1,344,453

Investments in affiliates[7]

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)

Short-term securities 5.06%
Money market investments 5.04%
Capital Group Central Cash Fund 0.04%[6]	$31,755	$345,022		$308,992	$(6)	$(3)	$67,776	$19

Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 0.04%[6,8]	–	282	[9]				282	–	[10]

Total short-term securities							68,058

Total 5.06%					$(6)	$(3)	$68,058	$19

88        American Funds Insurance Series

International Growth and Income Fund  (continued)

[1]

All or a portion of this security was on loan. The total value of all such securities was $671,000, which represented ..05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $4,000, which represented less than .01% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,855,000, which represented .14% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 6/30/2021.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

See notes to financial statements.

American Funds Insurance Series        89

Capital Income Builder

Investment portfolio June 30, 2021	unaudited

Common stocks 77.82%		Shares	Value (000)

Financials 15.52%	JPMorgan Chase & Co.	83,343	$12,963
	Toronto-Dominion Bank (CAD denominated)	183,760	12,878
	Zurich Insurance Group AG	32,066	12,865
	Münchener Rückversicherungs-Gesellschaft AG	35,343	9,679
	PNC Financial Services Group, Inc.	50,003	9,539
	CME Group, Inc., Class A	36,313	7,723
	DNB ASA	254,365	5,542
	Power Corporation of Canada, subordinate voting shares	169,999	5,373
	DBS Group Holdings, Ltd.	239,306	5,305
	Principal Financial Group, Inc.	80,612	5,094
	Great-West Lifeco, Inc. (CAD denominated)	164,724	4,893
	American International Group, Inc.	97,550	4,643
	Ping An Insurance (Group) Company of China, Ltd., Class H	382,500	3,746
	Ping An Insurance (Group) Company of China, Ltd., Class A	60,300	600
	Intesa Sanpaolo SpA	1,467,194	4,053
	Hong Kong Exchanges and Clearing, Ltd.	67,600	4,029
	ING Groep NV	285,107	3,766
	Kaspi.kz JSC[1]	34,518	3,659
	Citigroup, Inc.	42,591	3,013
	KeyCorp	142,937	2,952
	Truist Financial Corp.	47,621	2,643
	Tryg A/S	106,254	2,608
	AIA Group, Ltd.	188,800	2,347
	Citizens Financial Group, Inc.	42,181	1,935
	Moscow Exchange MICEX-RTS PJSC	800,276	1,868
	East West Bancorp, Inc.	24,733	1,773
	PICC Property and Casualty Co., Ltd., Class H	2,012,000	1,762
	B3 SA-Brasil, Bolsa, Balcao	490,029	1,657
	National Bank of Canada	19,938	1,492
	U.S. Bancorp	25,853	1,473
	Travelers Companies, Inc.	9,654	1,445
	Swedbank AB, Class A	73,840	1,374
	China Merchants Bank Co., Ltd., Class H	160,500	1,370
	China Pacific Insurance (Group) Co., Ltd., Class H	420,950	1,326
	State Street Corp.	15,793	1,299
	Franklin Resources, Inc.	37,676	1,205
	BNP Paribas SA	15,079	945
	UBS Group AG	57,964	887
	Sberbank of Russia PJSC (ADR)	51,961	863
	Discover Financial Services	6,895	816
	Everest Re Group, Ltd.	3,090	779
	BlackRock, Inc.	827	724
	Webster Financial Corp.	13,504	720
	Euronext NV	6,323	688
	Banco Santander, SA	171,144	653
	Morgan Stanley	7,109	652
	Marsh & McLennan Companies, Inc.	4,495	632
	KBC Groep NV	8,123	619
	EFG International AG	57,297	470
	BOC Hong Kong (Holdings), Ltd.	127,000	431
	Wells Fargo & Company	8,520	386
	The Blackstone Group, Inc.	2,505	243
	South State Corp.	2,444	200
	Cullen/Frost Bankers, Inc.	1,550	174
	Skandinaviska Enskilda Banken AB, Class A	11,929	154
	IIFL Wealth Management, Ltd.	8,122	127
	TISCO Financial Group PCL, foreign registered shares	31,200	86
	Vontobel Holding AG	376	29

			161,170

90        American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)

Information technology 9.58%	Broadcom, Inc.	73,782	$35,182
	Microsoft Corp.	75,404	20,427
	Taiwan Semiconductor Manufacturing Company, Ltd.	539,800	11,527
	GlobalWafers Co., Ltd.	168,000	5,541
	Intel Corp.	88,986	4,996
	NetApp, Inc.	46,632	3,815
	Vanguard International Semiconductor Corp.	857,700	3,632
	KLA Corp.	7,476	2,424
	Automatic Data Processing, Inc.	11,545	2,293
	Paychex, Inc.	20,222	2,170
	Texas Instruments, Inc.	9,708	1,867
	Apple, Inc.	8,270	1,133
	QUALCOMM, Inc.	7,229	1,033
	Tokyo Electron, Ltd.	2,100	909
	Tripod Technology Corp.[2]	171,000	829
	Western Union Company	32,607	749
	International Business Machines Corp.	2,145	314
	BE Semiconductor Industries NV	2,742	233
	SINBON Electronics Co., Ltd.[2]	20,000	197
	FDM Group (Holdings) PLC	12,913	182

			99,453

Consumer staples 9.20%	Philip Morris International, Inc.	266,353	26,398
	British American Tobacco PLC	353,229	13,681
	Nestlé SA	53,596	6,674
	General Mills, Inc.	96,775	5,897
	Altria Group, Inc.	121,956	5,815
	PepsiCo, Inc.	37,238	5,518
	Unilever PLC (GBP denominated)	81,677	4,780
	Coca-Cola Company	78,070	4,224
	Carlsberg A/S, Class B	18,594	3,466
	Imperial Brands PLC	149,897	3,228
	Danone SA	43,107	3,035
	Keurig Dr Pepper, Inc.	60,055	2,116
	ITC, Ltd.	772,549	2,107
	Kraft Heinz Company	49,619	2,023
	Anheuser-Busch InBev SA/NV	23,574	1,700
	Kimberly-Clark Corp.	9,419	1,260
	Reckitt Benckiser Group PLC	10,484	928
	Vector Group, Ltd.	62,743	887
	Procter & Gamble Company	5,682	767
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	78,800	449
	Viscofan, SA, non-registered shares	3,213	224
	Scandinavian Tobacco Group A/S	10,343	211
	Hilton Food Group PLC	9,039	137

			95,525

Health care 8.31%	Amgen, Inc.	79,720	19,432
	Gilead Sciences, Inc.	250,519	17,251
	AbbVie, Inc.	87,233	9,826
	GlaxoSmithKline PLC	457,135	8,976
	Novartis AG	76,224	6,946
	Medtronic PLC	49,665	6,165
	AstraZeneca PLC	40,350	4,846
	Abbott Laboratories	29,261	3,392
	UnitedHealth Group, Inc.	6,641	2,659
	Merck & Co., Inc.	27,010	2,101
	Roche Holding AG, nonvoting non-registered shares	5,287	1,992

American Funds Insurance Series        91

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)

Health care (continued)	Eli Lilly and Company	5,987	$1,374
	Royalty Pharma PLC, Class A	31,087	1,274
	Organon & Co.[2]	1,852	56

			86,290

Real estate 7.41%	Crown Castle International Corp. REIT	140,260	27,365
	VICI Properties, Inc. REIT	312,915	9,707
	Digital Realty Trust, Inc. REIT	49,293	7,417
	Gaming and Leisure Properties, Inc. REIT	113,388	5,253
	Link Real Estate Investment Trust REIT	476,818	4,621
	Federal Realty Investment Trust REIT	23,928	2,804
	MGM Growth Properties LLC REIT, Class A	68,972	2,526
	CK Asset Holdings, Ltd.	300,000	2,071
	TAG Immobilien AG	57,556	1,826
	Longfor Group Holdings, Ltd.	321,000	1,798
	Equinix, Inc. REIT	1,936	1,554
	Charter Hall Group REIT	129,795	1,511
	American Tower Corp. REIT	4,320	1,167
	Embassy Office Parks REIT	200,200	944
	CTP NV2	42,585	858
	Powergrid Infrastructure Investment Trust[2]	555,500	847
	Americold Realty Trust REIT	21,956	831
	Sun Hung Kai Properties, Ltd.	55,255	823
	Alexandria Real Estate Equities, Inc. REIT	4,454	810
	Mindspace Business Parks REIT	201,600	767
	Kimco Realty Corp. REIT	35,988	750
	China Resources Land, Ltd.	132,000	535
	PSP Swiss Property AG	1,512	192

			76,977

Utilities 6.97%	Enel SpA	1,036,440	9,625
	Iberdrola, SA, non-registered shares	736,018	8,972
	DTE Energy Company	57,440	7,444
	E.ON SE	608,464	7,037
	Power Grid Corporation of India, Ltd.	1,687,070	5,275
	Duke Energy Corp.	44,351	4,378
	Exelon Corp.	96,088	4,258
	Dominion Energy, Inc.	53,419	3,930
	Southern Co.	53,857	3,259
	Entergy Corp.	27,180	2,710
	China Gas Holdings, Ltd.	631,600	1,928
	SSE PLC	91,281	1,895
	Engie SA	135,934	1,862
	National Grid PLC	144,076	1,835
	AES Corp.	62,187	1,621
	Endesa, SA	61,633	1,495
	Public Service Enterprise Group, Inc.	18,838	1,125
	Sempra Energy	6,993	927
	Edison International	9,921	574
	Power Assets Holdings, Ltd.	89,000	546
	Centrica PLC[2]	609,025	434
	Keppel Infrastructure Trust	908,536	375
	Guangdong Investment, Ltd.	220,000	316
	Ratch Group PCL, foreign registered shares	205,400	293
	CMS Energy Corp.	2,685	159
	NextEra Energy, Inc.	1,381	101

			72,374

92        American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)

Energy 5.02%	TC Energy Corp. (CAD denominated)	150,611	$7,453
	TC Energy Corp.	45,730	2,264
	Chevron Corp.	91,856	9,621
	Canadian Natural Resources, Ltd. (CAD denominated)	199,048	7,226
	EOG Resources, Inc.	48,393	4,038
	Enbridge, Inc. (CAD denominated)	98,420	3,940
	Gazprom PJSC (ADR)	490,038	3,735
	ConocoPhillips	58,458	3,560
	TotalEnergies SE	65,989	2,986
	Royal Dutch Shell PLC, Class B	100,799	1,951
	Royal Dutch Shell PLC, Class B (ADR)	6,718	261
	BP PLC	355,878	1,551
	Equitrans Midstream Corp.	181,336	1,543
	Schlumberger, Ltd.	30,694	983
	Exxon Mobil Corp.	11,940	753
	Petronet LNG, Ltd.	96,578	293

			52,158

Materials 4.76%	Vale SA, ordinary nominative shares (ADR)	455,362	10,387
	Vale SA, ordinary nominative shares	214,692	4,888
	Rio Tinto PLC	99,773	8,211
	BHP Group PLC	225,415	6,642
	LyondellBasell Industries NV	45,568	4,688
	Fortescue Metals Group, Ltd.	141,754	2,481
	Air Products and Chemicals, Inc.	8,081	2,325
	Dow Inc.	34,546	2,186
	Evonik Industries AG	49,826	1,671
	Asahi Kasei Corp.	146,600	1,611
	BASF SE	18,155	1,430
	Linde PLC	4,289	1,240
	Celanese Corp.	5,378	815
	Nexa Resources SA	43,598	382
	WestRock Co.	6,230	331
	Amcor PLC (CDI)	17,918	203

			49,491

Communication services 4.61%	Comcast Corp., Class A	217,877	12,423
	SoftBank Corp.	690,000	9,028
	BCE, Inc.	124,515	6,140
	Verizon Communications, Inc.	70,618	3,957
	Koninklijke KPN NV	1,032,627	3,225
	HKT Trust and HKT, Ltd., units	1,927,240	2,626
	TELUS Corp.	103,494	2,321
	Indus Towers, Ltd.	450,711	1,447
	Nippon Telegraph and Telephone Corp.	45,100	1,175
	Vodafone Group PLC	659,561	1,107
	WPP PLC	80,334	1,083
	ITV PLC[2]	501,633	871
	Omnicom Group, Inc.	8,748	700
	ProSiebenSat.1 Media SE	33,506	666
	HKBN, Ltd.	526,000	637
	Zegona Communications PLC	128,515	264
	Sanoma Oyj	10,670	177

			47,847

Industrials 3.89%	Raytheon Technologies Corp.	136,972	11,685
	VINCI SA	27,538	2,938
	Lockheed Martin Corp.	7,666	2,900
	BOC Aviation, Ltd.	340,200	2,870

American Funds Insurance Series        93

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)

Industrials (continued)	Singapore Technologies Engineering, Ltd.	961,100	$2,766
	RELX PLC	93,520	2,483
	Trinity Industries, Inc.	72,684	1,954
	ABB, Ltd.	54,575	1,852
	Waste Management, Inc.	11,665	1,634
	Union Pacific Corp.	5,919	1,302
	CCR SA, ordinary nominative shares	448,936	1,214
	Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	47,238	971
	United Parcel Service, Inc., Class B	4,361	907
	Cummins, Inc.	3,685	898
	BAE Systems PLC	124,017	896
	Caterpillar, Inc.	2,653	577
	Deutsche Post AG	7,139	486
	ALD SA	27,810	417
	General Dynamics Corp.	2,115	398
	Melrose Industries PLC	111,714	240
	Honeywell International, Inc.	1,058	232
	L3Harris Technologies, Inc.	1,056	228
	Norfolk Southern Corp.	811	215
	Atlas Corp.	11,760	168
	Mitsubishi Corp.	4,400	120
	Stanley Black & Decker, Inc.	429	88

			40,439

Consumer discretionary 2.55%	Home Depot, Inc.	13,586	4,332
	McDonald’s Corp.	15,471	3,574
	Industria de Diseño Textil, SA	65,535	2,309
	Kering SA	2,610	2,281
	Starbucks Corp.	19,872	2,222
	Midea Group Co., Ltd., Class A	183,600	2,028
	Cie. Financière Richemont SA, Class A	15,382	1,861
	Hasbro, Inc.	17,588	1,662
	Taylor Wimpey PLC	655,324	1,441
	YUM! Brands, Inc.	8,899	1,024
	LVMH Moët Hennessy-Louis Vuitton SE	1,167	915
	Gree Electric Appliances, Inc. of Zhuhai, Class A	98,638	795
	VF Corp.	9,432	774
	Sands China, Ltd.[2]	148,400	625
	SAIC Motor Corp., Ltd., Class A2	129,318	440
	Inchcape PLC	12,146	129
	Thule Group AB	2,169	96

			26,508

	Total common stocks (cost: $605,347,000)		808,232

Preferred securities 0.20%

Information technology 0.20%	Samsung Electronics Co., Ltd., nonvoting preferred shares	30,801	2,016

	Total preferred securities (cost: $1,193,000)		2,016

Rights & warrants 0.00%

Consumer discretionary 0.00%	Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	7,130	5

	Total rights & warrants (cost: $0)		5

94        American Funds Insurance Series

Capital Income Builder (continued)

Convertible stocks 1.07%		Shares	Value (000)

Utilities 0.40%	NextEra Energy, Inc., convertible preferred units, 4.872% 2022	29,485	$1,656
	American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	15,148	776
	American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	4,100	202
	AES Corp., convertible preferred units, 6.875% 2024	8,659	931
	Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	5,900	573

			4,138

Information technology 0.31%	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	2,124	3,228

Health care 0.25%	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[3]	1,745	2,575

Industrials 0.08%	Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022[3]	7,000	845

Consumer discretionary 0.03%	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,948	348

	Total convertible stocks (cost: $8,553,000)		11,134

Investment funds 2.94%
	Capital Group Central Corporate Bond Fund[4]	3,019,249	30,524

	Total investment funds (cost: $30,464,000)		30,524

Convertible bonds & notes 0.05%		Principal amount (000)

Consumer discretionary 0.05%	Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023[1]	$ 392	536

	Total convertible bonds & notes (cost: $395,000)		536

Bonds, notes & other debt instruments 14.41%

U.S. Treasury bonds & notes 7.85%

U.S. Treasury 6.31%	U.S. Treasury 0.125% 2022	15,750	15,756
	U.S. Treasury 0.125% 2022	5,850	5,852
	U.S. Treasury 0.125% 2022	2,600	2,600
	U.S. Treasury 0.125% 2022	1,625	1,624
	U.S. Treasury 0.125% 2023	2,200	2,198
	U.S. Treasury 0.125% 2023	2,000	1,997
	U.S. Treasury 0.125% 2023	1,125	1,123
	U.S. Treasury 0.125% 2023	1,025	1,024
	U.S. Treasury 0.375% 2025	907	897
	U.S. Treasury 0.75% 2026	7,803	7,764
	U.S. Treasury 0.75% 2026	3,850	3,828
	U.S. Treasury 0.75% 2026	11
	U.S. Treasury 1.875% 2026	6,300	6,608
	U.S. Treasury 2.00% 2026[5]	2,800	2,955
	U.S. Treasury 0.50% 2027	2,900	2,813
	U.S. Treasury 1.25% 2028	1,350	1,355

American Funds Insurance Series        95

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury (continued)	U.S. Treasury 1.625% 2031	$ 66		$67
	U.S. Treasury 1.125% 2040[5]	2,400		2,070
	U.S. Treasury 1.875% 2051[5]	5,328		5,074

				65,606

U.S. Treasury inflation-protected securities 1.54%	U.S. Treasury Inflation-Protected Security 0.125% 2023[6]	620		648
	U.S. Treasury Inflation-Protected Security 0.375% 2023[6]	1,147		1,220
	U.S. Treasury Inflation-Protected Security 0.625% 2023[6]	1,461		1,545
	U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	684		736
	U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	190		205
	U.S. Treasury Inflation-Protected Security 0.50% 2024[6]	554		598
	U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	670		722
	U.S. Treasury Inflation-Protected Security 0.125% 2025[6]	1,137		1,228
	U.S. Treasury Inflation-Protected Security 0.125% 2026[6]	2,896		3,154
	U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	1,920		2,109
	U.S. Treasury Inflation-Protected Security 0.125% 2031[6]	1,641		1,807
	U.S. Treasury Inflation-Protected Security 0.125% 2051[5,6]	1,820		1,995

				15,967

	Total U.S. Treasury bonds & notes			81,573

Mortgage-backed obligations 3.44%

Federal agency mortgage-backed obligations 2.77%	Fannie Mae Pool #695412 5.00% 2033[7]	–	[8]	–	[8]
	Fannie Mae Pool #AD3566 5.00% 2035[7]	2		2
	Fannie Mae Pool #AC0794 5.00% 2039[7]	8		10
	Fannie Mae Pool #931768 5.00% 2039[7]	2		2
	Fannie Mae Pool #AE0311 3.50% 2040[7]	13		14
	Fannie Mae Pool #932606 5.00% 2040[7]	4		5
	Fannie Mae Pool #AJ1873 4.00% 2041[7]	7		8
	Fannie Mae Pool #AE1248 5.00% 2041[7]	11		13
	Fannie Mae Pool #AE1274 5.00% 2041[7]	8		9
	Fannie Mae Pool #AE1277 5.00% 2041[7]	5		6
	Fannie Mae Pool #AE1283 5.00% 2041[7]	3		3
	Fannie Mae Pool #AE1290 5.00% 2042[7]	6		6
	Fannie Mae Pool #AT3954 3.50% 2043[7]	4		4
	Fannie Mae Pool #AT0300 3.50% 2043[7]	2		3
	Fannie Mae Pool #AY1829 3.50% 2044[7]	4		4
	Fannie Mae Pool #AW8240 3.50% 2044[7]	1		1
	Fannie Mae Pool #BJ5015 4.00% 2047[7]	58		63
	Fannie Mae Pool #BH3122 4.00% 2047[7]	1		1
	Fannie Mae Pool #BK6840 4.00% 2048[7]	38		41
	Fannie Mae Pool #BK5232 4.00% 2048[7]	30		32
	Fannie Mae Pool #BK9743 4.00% 2048[7]	11		12
	Fannie Mae Pool #CA2804 4.50% 2048[7]	426		459
	Fannie Mae Pool #BK9761 4.50% 2048[7]	8		9
	Fannie Mae Pool #CA5540 3.00% 2050[7]	4,629		4,915
	Fannie Mae Pool #BF0497 3.00% 2060[7]	435		462
	Freddie Mac Pool #Q15874 4.00% 2043[7]	2		2
	Freddie Mac Pool #G67711 4.00% 2048[7]	359		393
	Freddie Mac Pool #Q56599 4.00% 2048[7]	46		50
	Freddie Mac Pool #Q56175 4.00% 2048[7]	34		37
	Freddie Mac Pool #Q55971 4.00% 2048[7]	32		35
	Freddie Mac Pool #Q56576 4.00% 2048[7]	25		27
	Freddie Mac Pool #Q55970 4.00% 2048[7]	13		14
	Freddie Mac Pool #Q58411 4.50% 2048[7]	93		103
	Freddie Mac Pool #Q58436 4.50% 2048[7]	41		45
	Freddie Mac Pool #Q58378 4.50% 2048[7]	33		36
	Freddie Mac Pool #Q57242 4.50% 2048[7]	28		30
	Freddie Mac Pool #SD8158 3.50% 2051[7]	25		26

96    American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #SD8164 3.50% 2051[7]	$ 1		$1
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[7]	337		353
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[7,9]	336		352
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[7,9]	162		170
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[7,9]	130		140
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[7]	107		116
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]	30		32
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[7]	1,286		1,403
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]	910		959
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[7]	616		648
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[7]	29		30
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[7]	13		14
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[7]	1,290		1,365
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[7]	1,899		2,000
	Government National Mortgage Assn. 2.00% 2051[7,10]	1,580		1,606
	Government National Mortgage Assn. 2.50% 2051[7,10]	2,106		2,176
	Government National Mortgage Assn. 3.50% 2051[7,10]	42		44
	Government National Mortgage Assn. Pool #MA5764 4.50% 2049[7]	982		1,048
	Government National Mortgage Assn. Pool #MA5877 4.50% 2049[7]	110		118
	Government National Mortgage Assn. Pool #694836 5.661% 2059[7]	1		1
	Government National Mortgage Assn. Pool #765152 4.14% 2061[7]	–	[8]	–	[8]
	Government National Mortgage Assn. Pool #766525 4.70% 2062[7]	–	[8]	–	[8]
	Government National Mortgage Assn. Pool #777452 3.63% 2063[7]	5		5
	Government National Mortgage Assn. Pool #767639 3.89% 2063[7]	1		2
	Government National Mortgage Assn. Pool #725893 5.20% 2064[7]	–	[8]	–	[8]
	Government National Mortgage Assn. Pool #AA7554 6.64% 2064[7]	1		1
	Uniform Mortgage-Backed Security 2.50% 2036[7,10]	1,608		1,675
	Uniform Mortgage-Backed Security 3.00% 2051[7,10]	1,595		1,660
	Uniform Mortgage-Backed Security 3.50% 2051[7,10]	1,750		1,843
	Uniform Mortgage-Backed Security 4.00% 2051[7,10]	3,425		3,650
	Uniform Mortgage-Backed Security 4.50% 2051[7,10]	402		433

				28,727

Collateralized mortgage-backed obligations (privately originated) 0.57%	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,7,9]	260		262
	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,7,9]	163		164
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,7,9]	164		164
	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,7,9]	43		43
	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,7,9]	189		190
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,7,9]	159		160
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,7,9]	99		99
	Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2052[1,7,9]	1,000		1,002
	Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.892% 2053[1,7,9]	175		175
	Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.992% 2053[1,7,9]	279		279

American Funds Insurance Series        97

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)	MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.26% 2021[1,7,9]	$ 406	$406
	MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[1,7,9]	1,586	1,587
	Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,7,9]	68	68
	Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,7,9]	45	45
	NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,7,9]	281	282
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,7,9]	82	84
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,7,9]	76	78
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,7,9]	52	53
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,7,9]	89	92
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,7,9]	49	50
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,7]	683	691

			5,974

Commercial mortgage-backed securities 0.10%	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 2038[1,7,9]	174	174
	BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.50% 2038[1,7,9]	100	100
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[1,7,9]	100	100
	GS Mortgage Securities Trust, Series 2018-HULA, Class A, 0.993% 2025[1,7,9]	235	236

	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.223% 2038[1,7,9]	300	302
	Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.342% 2049[1,7,9]	150	153

			1,065

	Total mortgage-backed obligations		35,766

Corporate bonds, notes & loans 2.45%

Energy 0.53%	Apache Corp. 4.25% 2030	385	407
	BP Capital Markets America, Inc. 3.633% 2030	360	404
	Cenovus Energy, Inc. 5.40% 2047	75	93
	Cheniere Energy, Inc. 3.70% 2029	252	275
	Enbridge Energy Partners LP 7.375% 2045	37	58
	Energy Transfer Operating LP 5.00% 2050	341	395
	Energy Transfer Partners LP 5.30% 2047	60	70
	Energy Transfer Partners LP 6.00% 2048	76	96
	Energy Transfer Partners LP 6.25% 2049	150	197
	EQT Corp. 5.00% 2029	35	39
	EQT Corp. 3.625% 2031[1]	20	21
	Equinor ASA 2.375% 2030	365	377
	Exxon Mobil Corp. 2.995% 2039	200	206
	MPLX LP 5.50% 2049	625	811
	New Fortress Energy, Inc. 6.50% 2026[1]	80	82
	NGL Energy Operating LLC 7.50% 2026[1]	80	84
	ONEOK, Inc. 3.10% 2030	42	44
	ONEOK, Inc. 4.95% 2047	51	60
	ONEOK, Inc. 7.15% 2051	97	143
	Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	145
	Petrobras Global Finance Co. 5.60% 2031	150	168
	Petróleos Mexicanos 7.69% 2050	75	72
	Sabine Pass Liquefaction, LLC 4.50% 2030	215	248
	Shell International Finance BV 2.00% 2024	420	437
	TransCanada PipeLines, Ltd. 5.10% 2049	425	559

			5,491

98        American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer discretionary 0.42%	Bayerische Motoren Werke AG 4.15% 2030[1]	$ 290	$338
	Carnival Corp. 11.50% 2023[1]	425	479
	General Motors Company 5.95% 2049	90	123
	Marriott International, Inc. 2.85% 2031	50	51
	Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	600	684
	Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	1,145	1,321
	Toyota Motor Credit Corp. 2.15% 2022	505	517
	Toyota Motor Credit Corp. 2.60% 2022	856	867

			4,380

Communication services 0.40%	AT&T, Inc. 3.50% 2041	75	78
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	360	367
	CenturyLink, Inc. 7.50% 2024	300	337
	SBA Tower Trust 1.631% 2026[1]	253	254
	Sprint Corp. 11.50% 2021	1,425	1,480
	Sprint Corp. 6.875% 2028	325	417
	T-Mobile US, Inc. 3.875% 2030	625	701
	T-Mobile US, Inc. 3.50% 2031	275	285
	Verizon Communications, Inc. 1.45% 2026	125	126
	Walt Disney Company 4.625% 2040	120	153

			4,198

Health care 0.37%	AbbVie, Inc. 4.25% 2049	92	111
	AstraZeneca Finance LLC 1.75% 2028	65	65
	AstraZeneca Finance LLC 2.25% 2031	9	9
	AstraZeneca PLC 3.375% 2025	200	219
	AstraZeneca PLC 3.00% 2051	11	11
	Centene Corp. 4.625% 2029	530	584
	Centene Corp. 3.375% 2030	179	187
	Johnson & Johnson 1.30% 2030	100	97
	Merck & Co., Inc. 3.40% 2029	110	123
	Pfizer, Inc. 2.70% 2050	425	424
	Tenet Healthcare Corp. 7.50% 2025[1]	325	352
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	700	744
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	650	619
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	263

			3,808

Utilities 0.22%	AEP Transmission Co. LLC 3.80% 2049	45	52
	American Electric Power Company, Inc. 3.65% 2021	300	304
	Edison International 4.125% 2028	132	140
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[11]	120	141
	FirstEnergy Corp. 2.25% 2030	107	103
	FirstEnergy Corp. 2.65% 2030	493	492
	Pacific Gas and Electric Co. 2.95% 2026	97	99
	Pacific Gas and Electric Co. 3.75% 2028	105	110
	Pacific Gas and Electric Co. 4.65% 2028	284	313
	Pacific Gas and Electric Co. 2.50% 2031	375	352
	Southern California Edison Co., Series C, 3.60% 2045	206	206

			2,312

American Funds Insurance Series        99

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Information technology 0.14%	Broadcom, Inc. 5.00% 2030	$420	$496
	Broadcom, Inc. 3.75% 2051[1]	91	95
	Lenovo Group, Ltd. 5.875% 2025	400	453
	Oracle Corp. 2.875% 2031	140	146
	Oracle Corp. 3.60% 2050	150	154
	ServiceNow, Inc. 1.40% 2030	130	122

			1,466

Industrials 0.14%	Boeing Company 2.70% 2022	300	306
	Boeing Company 2.75% 2026	91	95
	Boeing Company 5.15% 2030	284	337
	Boeing Company 5.805% 2050	95	128
	CSX Corp. 4.75% 2048	50	65
	General Electric Co. 3.625% 2030	215	240
	Masco Corp. 3.125% 2051	10	10
	Norfolk Southern Corp. 3.00% 2022	224	227

			1,408

Consumer staples 0.10%	7-Eleven, Inc. 0.80% 2024[1]	50	50
	7-Eleven, Inc. 0.95% 2026[1]	60	59
	7-Eleven, Inc. 1.30% 2028[1]	45	43
	7-Eleven, Inc. 1.80% 2031[1]	325	311
	Altria Group, Inc. 3.70% 2051	25	24
	British American Tobacco PLC 4.54% 2047	73	78
	British American Tobacco PLC 4.758% 2049	130	141
	Constellation Brands, Inc. 3.15% 2029	190	204
	Kraft Heinz Company 3.00% 2026	93	99

			1,009

Financials 0.07%	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	231	225
	JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[11]	227	221
	Navient Corp. 5.00% 2027	150	156
	New York Life Global Funding 3.00% 2028[1]	150	163

			765

Materials 0.04%	Dow Chemical Co. 3.60% 2050	75	81
	International Flavors & Fragrances, Inc. 1.832% 2027[1]	100	100
	LYB International Finance III, LLC 4.20% 2050	75	87
	LYB International Finance III, LLC 3.625% 2051	102	108

			376

Real estate 0.02%	Equinix, Inc. 1.55% 2028	25	24
	Equinix, Inc. 3.20% 2029	144	155
	Equinix, Inc. 2.50% 2031	47	48

			227

	Total corporate bonds, notes & loans		25,440

Asset-backed obligations 0.56%
	Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[1,7]	197	203
	Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[1,7]	100	106
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,7]	372	379
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,7]	95	96
	CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[1,7]	95	97
	CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,7]	95	97

100        American Funds Insurance Series

Capital Income Builder (continued)

	Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

	Asset-backed obligations (continued)
	CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,7]	$335	$338
	Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[1,7]	85	85
	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[1,7]	175	174
	Freedom Financial, Series 2021-2, Class A, 0.68% 2028[1,7]	106	106
	GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[1,7]	642	654
	GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[1,7]	100	101
	Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,7]	163	171
	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[1,7]	247	248
	Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[1,7]	100	100
	Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[1,7]	268	269
	Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[1,7]	100	101
	Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[1,7]	100	101
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,7]	85	84
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,7]	221	222
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,7]	324	324
	Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[1,7]	631	633
	Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[1,7]	100	101
	Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[1,7]	100	100
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,7,9]	211	213
	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,7]	112	110
	Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[1,7,9]	335	336
	Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[1,7]	229	230

			5,779

	Bonds & notes of governments & government agencies outside the U.S. 0.08%
	Peru (Republic of) 2.783% 2031	190	194
	Portuguese Republic 5.125% 2024	18	21
	Qatar (State of) 4.50% 2028	200	236
	Saudi Arabia (Kingdom of) 3.625% 2028	200	221
	United Mexican States 3.25% 2030	200	207

			879

	Municipals 0.03%
Illinois 0.03%	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	225	265

	Total bonds, notes & other debt instruments (cost: $146,606,000)		149,702

	Short-term securities 4.73%	Shares
	Money market investments 4.67%

	Capital Group Central Cash Fund 0.04%[4,12]	485,540	48,554

	Money market investments purchased with collateral from securities on loan 0.06%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[12,13]	323,395	323
	Capital Group Central Cash Fund 0.04%[4,12,13]	2,615	261
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[12,13]	1,717	2

			586

	Total short-term securities (cost: $49,145,000)		49,140

	Total investment securities 101.22% (cost: $841,703,000)		1,051,289

	Other assets less liabilities (1.22)%		(12,692)

	Net assets 100.00%		$1,038,597

American Funds Insurance Series        101

Capital Income Builder (continued)

Futures contracts
Contracts	Type	Number of contracts	Expiration	Notional amount (000) [14]	Value at 6/30/2021 (000) [15]	Unrealized appreciation (depreciation) at 6/30/2021 (000)

90 Day Euro Dollar Futures	Long	19	December 2022	$4,750	$4,725	$1
2 Year U.S. Treasury Note Futures	Short	1	October 2021	(200)	(220)	– [8]
5 Year U.S. Treasury Note Futures	Long	78	October 2021	7,800	9,628	(18)
10 Year U.S. Treasury Note Futures	Long	33	September 2021	3,300	4,372	13
10 Year Ultra U.S. Treasury Note Futures	Short	34	September 2021	(3,400)	(5,005)	(30)
20 Year U.S. Treasury Bond Futures	Long	4	September 2021	400	643	2
30 Year Ultra U.S. Treasury Bond Futures	Long	67	September 2021	6,700	12,910	506

						$474

Forward currency contracts

				Unrealized
Contract amount				depreciation

Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2021 (000)

MXN2,000	USD101	HSBC Bank	7/16/2021	$(1)

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)

3-month USD-LIBOR	0.337%	5/18/2025	$18,500	$297	$—	$297
3-month USD-LIBOR	0.5935%	5/18/2030	7,200	465	—	465
3-month USD-LIBOR	0.807%	5/18/2050	1,800	405	—	405

					$—	$1,167

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)

5.00%/Quarterly	CDX.NA.HY.36	6/20/2026	$2,975	$304	$265	$39

102        American Funds Insurance Series

Capital Income Builder (continued)

Investments in affiliates [4]

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)

Investment funds 2.94%
Capital Group Central Corporate Bond Fund	$ –	$ 30,464		$–	$–	$60	$30,524	$5

Short-term securities 4.70%
Money market investments 4.67%
Capital Group Central Cash Fund 0.04%[12]	56,762	148,067		156,269	(1)	(5)	48,554	24

Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.04%[12,13]	–	261	[16]				261	–	[17]

Total short-term securities							48,815

Total 7.64%					$(1)	$55	$79,339	$29

[1]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,816,000, which represented 2.10% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]

All or a portion of this security was on loan. The total value of all such securities was $638,000, which represented ..06% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,642,000, which represented .16% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Amount less than one thousand.
[9]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	Purchased on a TBA basis.
[11]	Step bond; coupon rate may change at a later date.
[12]	Rate represents the seven-day yield at 6/30/2021.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Notional amount is calculated based on the number of contracts and notional contract size.
[15]	Value is calculated based on the notional amount and current market price.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series        103

Asset Allocation Fund
Investment portfolio June 30, 2021	unaudited

Common stocks 69.73%		Shares	Value (000)

Information technology 15.66%	Microsoft Corp.	4,691,061	$1,270,808
	Broadcom, Inc.	1,545,598	737,003
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	5,461,700	656,278
	ASML Holding NV (New York registered) (ADR)	770,900	532,568
	MKS Instruments, Inc.	1,700,000	302,515
	VeriSign, Inc.[1]	1,100,000	250,459
	Flex, Ltd.[1]	13,000,000	232,310
	Dell Technologies, Inc., Class C1	2,000,000	199,340
	Mastercard, Inc., Class A	538,000	196,418
	Visa, Inc., Class A	620,200	145,015
	PayPal Holdings, Inc.[1]	386,300	112,599
	DocuSign, Inc.[1]	242,000	67,656
	RingCentral, Inc., Class A1	221,100	64,247
	Shopify, Inc., Class A, subordinate voting shares[1]	41,500	60,631
	Intel Corp.	1,075,000	60,350
	Concentrix Corp.[1]	367,827	59,147
	NVIDIA Corp.	68,566	54,860
	Okta, Inc., Class A1	174,680	42,741
	Apple, Inc.	150,000	20,544

			5,065,489

Financials 11.77%	Chubb, Ltd.	2,200,000	349,668
	First Republic Bank	1,580,000	295,729
	Capital One Financial Corp.	1,750,000	270,707
	Synchrony Financial	4,750,000	230,470
	The Blackstone Group, Inc.	2,295,950	223,029
	Bank of America Corp.	5,250,000	216,457
	CME Group, Inc., Class A	977,200	207,831
	JPMorgan Chase & Co.	1,335,000	207,646
	Apollo Global Management, Inc., Class A	2,769,732	172,277
	Sberbank of Russia PJSC (ADR)	9,788,000	162,530
	Nasdaq, Inc.	844,100	148,393
	Toronto-Dominion Bank (CAD denominated)	1,996,383	139,905
	Arch Capital Group, Ltd.[1]	3,234,000	125,932
	Intercontinental Exchange, Inc.	1,055,000	125,228
	MSCI, Inc.	225,200	120,050
	KKR & Co., Inc.	1,968,000	116,584
	Western Alliance Bancorporation	1,182,849	109,827
	Citigroup, Inc.	1,500,000	106,125
	PNC Financial Services Group, Inc.	500,000	95,380
	Ares Management Corp., Class A	1,015,403	64,569
	Brookfield Asset Management, Inc., Class A	1,260,000	64,235
	RenaissanceRe Holdings, Ltd.	357,000	53,129
	BlackRock, Inc.	56,000	48,998
	S&P Global, Inc.	102,000	41,866
	Bright Health Group, Inc.[1,2]	1,974,816	33,888
	SLM Corp.	1,579,600	33,077
	Berkshire Hathaway, Inc., Class A1	61	25,535
	Progressive Corp.	105,000	10,312
	The Bank of N.T. Butterfield & Son, Ltd.	156,723	5,556
	Jonah Energy Parent LLC[1,3,4]	32,117	482

			3,805,415

Health care 8.81%	Johnson & Johnson	3,150,000	518,931
	UnitedHealth Group, Inc.	1,235,800	494,864
	Humana Inc.	865,000	382,953
	Cigna Corp.	1,100,000	260,777
	Abbott Laboratories	2,000,000	231,860
	CVS Health Corp.	1,478,000	123,324
	Vertex Pharmaceuticals, Inc.[1]	567,500	114,425

104        American Funds Insurance Series

Asset Allocation Fund  (continued)

Common stocks (continued)		Shares	Value (000)

Health care (continued)	Gilead Sciences, Inc.	1,600,000	$110,176
	Regeneron Pharmaceuticals, Inc.[1]	150,000	83,781
	Daiichi Sankyo Company, Ltd.	3,873,900	83,497
	Eli Lilly and Company	335,969	77,112
	Cortexyme, Inc.[1,2]	1,218,038	64,556
	IDEXX Laboratories, Inc.[1]	94,102	59,430
	Thermo Fisher Scientific, Inc.	116,000	58,519
	AbCellera Biologics, Inc.[1]	1,720,641	37,854
	AbCellera Biologics, Inc.[1,2]	625,100	13,752
	Centene Corp.[1]	562,770	41,043
	Allakos, Inc.[1]	293,700	25,073
	Ultragenyx Pharmaceutical, Inc.[1]	217,400	20,729
	Rotech Healthcare, Inc.[1,3,4,5]	184,138	19,795
	Viatris, Inc.	1,121,937	16,032
	NuCana PLC (ADR)[1,6]	2,977,153	8,247
	Pfizer, Inc.	102,973	4,032

			2,850,762

Consumer discretionary 8.23%	Amazon.com, Inc.[1]	129,174	444,379
	Home Depot, Inc.	1,246,000	397,337
	Aramark	8,500,000	316,625
	General Motors Company[1]	3,750,000	221,887
	LVMH Moët Hennessy-Louis Vuitton SE	256,896	201,442
	Kontoor Brands, Inc.[6]	3,000,000	169,230
	Hilton Worldwide Holdings, Inc.[1]	1,256,949	151,613
	NVR, Inc.[1]	25,000	124,333
	Darden Restaurants, Inc.	769,109	112,282
	Dollar General Corp.	487,187	105,422
	Royal Caribbean Cruises, Ltd.[1]	1,014,324	86,502
	Caesars Entertainment, Inc.[1]	828,892	85,998
	VF Corp.	750,000	61,530
	Booking Holdings, Inc.[1]	25,500	55,796
	Chipotle Mexican Grill, Inc.[1]	27,500	42,634
	Restaurant Brands International, Inc.	595,000	38,342
	Xpeng, Inc., Class A (ADR)[1]	703,800	31,263
	Dr. Martens PLC[1]	2,375,000	14,620

			2,661,235

Communication services 6.15%	Charter Communications, Inc., Class A1	785,000	566,338
	Alphabet, Inc., Class C1	157,000	393,492
	Facebook, Inc., Class A1	1,129,100	392,599
	Comcast Corp., Class A	6,262,910	357,111
	Netflix, Inc.[1]	226,700	119,745
	Tencent Holdings, Ltd.	965,000	72,584
	New York Times Co., Class A	1,450,000	63,148
	Activision Blizzard, Inc.	265,000	25,292

			1,990,309

Consumer staples 6.02%	Philip Morris International, Inc.	9,880,421	979,249
	Nestlé SA	2,500,000	311,321
	Altria Group, Inc.	4,422,060	210,844
	British American Tobacco PLC (ADR)	3,919,700	154,084
	British American Tobacco PLC	1,060,000	41,056
	Archer Daniels Midland Company	2,000,000	121,200
	Mondelez International, Inc.	1,200,000	74,928
	Avenue Supermarts, Ltd.[1]	970,539	43,664
	Costco Wholesale Corp.	26,000	10,287

			1,946,633

American Funds Insurance Series        105

Asset Allocation Fund  (continued)

Common stocks (continued)		Shares	Value (000)

Materials 4.59%	LyondellBasell Industries NV	3,417,103	$351,517
	Dow Inc.	4,800,000	303,744
	Vale SA, ordinary nominative shares	9,325,400	212,333
	Franco-Nevada Corp.	889,870	129,137
	Rio Tinto PLC	1,250,000	102,866
	Royal Gold, Inc.	845,000	96,414
	Nucor Corp.	1,000,000	95,930
	First Quantum Minerals, Ltd.	2,775,000	63,957
	Allegheny Technologies, Inc.[1]	2,589,437	53,990
	Newmont Corp.	700,000	44,366
	Wheaton Precious Metals Corp.	480,000	21,154
	Sherwin-Williams Company	37,000	10,081

			1,485,489

Industrials 3.49%	Northrop Grumman Corp.	768,400	279,260
	CSX Corp.	6,705,369	215,108
	Lockheed Martin Corp.	486,000	183,878
	L3Harris Technologies, Inc.	803,000	173,568
	TuSimple Holdings, Inc., Class A1,2	1,500,000	106,860
	Boeing Company[1]	183,000	43,840
	Waste Management, Inc.	249,000	34,887
	Honeywell International, Inc.	152,000	33,341
	Cintas Corp.	41,000	15,662
	New AMI I, LLC[1,3,4]	1,588,250	13,818
	Chart Industries, Inc.[1]	68,000	9,950
	Copart, Inc.[1]	75,000	9,887
	Axon Enterprise, Inc.[1]	50,600	8,946

			1,129,005

Energy 2.45%	Chevron Corp.	2,000,000	209,480
	Canadian Natural Resources, Ltd. (CAD denominated)	4,315,000	156,643
	Pioneer Natural Resources Company	927,000	150,656
	EOG Resources, Inc.	1,352,400	112,844
	Suncor Energy, Inc.	4,000,000	95,805
	ConocoPhillips	362,500	22,076
	Chesapeake Energy Corp.	330,437	17,157
	Chesapeake Energy Corp.[3,7]	1,970	98
	Scorpio Tankers, Inc.	345,000	7,607
	Euronav NV	750,000	6,990
	Oasis Petroleum, Inc.	48,721	4,899
	Extraction Oil & Gas, Inc.[1]	42,743	2,347
	Extraction Oil & Gas, Inc.[1,3,5,7]	22,469	1,184
	Weatherford International[1]	144,755	2,635
	Diamond Offshore Drilling, Inc.[1]	247,104	1,569
	Diamond Offshore Drilling, Inc.[1,3,4,7]	86,354	461
	McDermott International, Ltd.[1]	40,219	20

			792,471

Real estate 1.87%	VICI Properties, Inc. REIT	5,165,000	160,218
	Crown Castle International Corp. REIT	526,000	102,623
	MGM Growth Properties LLC REIT, Class A	2,660,000	97,409
	American Tower Corp. REIT	328,100	88,633
	Alexandria Real Estate Equities, Inc. REIT	399,000	72,594
	PotlatchDeltic Corp. REIT	1,000,000	53,150
	STORE Capital Corp. REIT	534,137	18,433
	Equinix, Inc. REIT	13,000	10,434

			603,494

106        American Funds Insurance Series

Asset Allocation Fund  (continued)

Common stocks (continued)		Shares	Value (000)

Utilities 0.69%	Enel SpA	24,000,000	$222,883

	Total common stocks (cost: $12,611,364,000)		22,553,185

Preferred securities 0.00%

Industrials 0.00%	ACR III LSC Holdings LLC, Series B, preferred shares[1,3,4,7]	450	317

	Total preferred securities (cost: $466,000)		317

Rights & warrants 0.00%

Energy 0.00%	Chesapeake Energy Corp., Class B, warrants, expire 2026[1]	16,601	395
	Sable Permian Resources, LLC, Class A, warrants, expire 2024[1,3,4]	4,392	–	[8]

	Total rights & warrants (cost: $723,000)		395

Convertible stocks 0.49%

Information technology 0.28%	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	60,000	91,192

Financials 0.15%	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 2023[7]	37,778	47,698

Health care 0.06%	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	13,300	19,621

	Total convertible stocks (cost: $109,241,000)		158,511

Investment funds 5.20%

	Capital Group Central Corporate Bond Fund[6]	166,290,561	1,681,198

	Total investment funds (cost: $1,677,900,000)		1,681,198

Bonds, notes & other debt instruments 21.02%		Principal amount (000)

U.S. Treasury bonds & notes 7.15%

U.S. Treasury 5.54%	U.S. Treasury 1.50% 2021	$3,777	3,786
	U.S. Treasury 1.625% 2021	98	99
	U.S. Treasury 1.75% 2021	425	428
	U.S. Treasury 2.75% 2021	19,232	19,339
	U.S. Treasury 0.125% 2022	83,545	83,573
	U.S. Treasury 0.125% 2022	10,000	10,003
	U.S. Treasury 1.375% 2022	5,000	5,039
	U.S. Treasury 1.375% 2022	280	285
	U.S. Treasury 1.50% 2022	9,407	9,564
	U.S. Treasury 1.625% 2022	94	96
	U.S. Treasury 1.875% 2022	80,000	80,963
	U.S. Treasury 2.125% 2022	37,000	38,083
	U.S. Treasury 0.125% 2023	44,825	44,776
	U.S. Treasury 0.25% 2023	30,000	30,007
	U.S. Treasury 2.25% 2023	5,000	5,236
	U.S. Treasury 2.375% 2023	5,000	5,173
	U.S. Treasury 2.75% 2023	15,000	15,693
	U.S. Treasury 0.25% 2024	15,000	14,940
	U.S. Treasury 1.50% 2024	22,500	23,218

American Funds Insurance Series        107

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury (continued)	U.S. Treasury 1.50% 2024	$907	$936
	U.S. Treasury 2.125% 2024	5,000	5,235
	U.S. Treasury 2.25% 2024	5,000	5,242
	U.S. Treasury 2.375% 2024	70,000	74,114
	U.S. Treasury 2.50% 2024	225,000	237,378
	U.S. Treasury 2.50% 2024	700	742
	U.S. Treasury 0.25% 2025	43,812	43,080
	U.S. Treasury 2.50% 2025	3,500	3,738
	U.S. Treasury 2.75% 2025	3,229	3,493
	U.S. Treasury 3.00% 2025	10,000	10,957
	U.S. Treasury 0.375% 2026	75,000	73,506
	U.S. Treasury 0.50% 2026	109,869	108,216
	U.S. Treasury 0.75% 2026	155,473	154,692
	U.S. Treasury 1.50% 2026	500	515
	U.S. Treasury 1.625% 2026	60,000	62,137
	U.S. Treasury 1.625% 2026	27,000	27,963
	U.S. Treasury 1.625% 2026	7,000	7,257
	U.S. Treasury 1.625% 2026	1,500	1,555
	U.S. Treasury 0.50% 2027	36,300	35,114
	U.S. Treasury 0.50% 2027	20,000	19,362
	U.S. Treasury 0.625% 2027	7,109	6,873
	U.S. Treasury 1.125% 2027	762	768
	U.S. Treasury 2.25% 2027	78,250	83,638
	U.S. Treasury 2.375% 2027	880	947
	U.S. Treasury 2.875% 2028	5,217	5,796
	U.S. Treasury 0.625% 2030	20,225	18,902
	U.S. Treasury 0.875% 2030	6,640	6,314
	U.S. Treasury 1.50% 2030	36,651	37,011
	U.S. Treasury 1.625% 2031	43,766	44,447
	U.S. Treasury 1.125% 2040	62,775	54,148
	U.S. Treasury 1.375% 2040	52,695	47,285
	U.S. Treasury 2.50% 2046	3,755	4,062
	U.S. Treasury 3.00% 2047	9,355	11,103
	U.S. Treasury 3.00% 2048	336	400
	U.S. Treasury 2.25% 2049	15,000	15,510
	U.S. Treasury 2.375% 2049[9]	75,000	79,708
	U.S. Treasury 1.375% 2050[9]	12,500	10,514
	U.S. Treasury 2.00% 2050	13,825	13,555
	U.S. Treasury 1.875% 2051[9]	90,207	85,914

			1,792,428

U.S. Treasury inflation-protected securities 1.61%	U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	88,451	95,404
	U.S. Treasury Inflation-Protected Security 0.625% 2024[10]	89,695	96,628
	U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	24,052	26,195
	U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	23,773	25,678
	U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	23,975	26,106
	U.S. Treasury Inflation-Protected Security 0.75% 2028[10]	18,613	21,362
	U.S. Treasury Inflation-Protected Security 0.875% 2029[10]	20,983	24,287
	U.S. Treasury Inflation-Protected Security 0.125% 2030[10]	24,083	26,456
	U.S. Treasury Inflation-Protected Security 0.125% 2031[10]	24,255	26,707
	U.S. Treasury Inflation-Protected Security 1.00% 2049[10]	105,122	140,951
	U.S. Treasury Inflation-Protected Security 0.25% 2050[10]	4,332	4,890
	U.S. Treasury Inflation-Protected Security 0.125% 2051[10]	6,153	6,745

			521,409

	Total U.S. Treasury bonds & notes		2,313,837

108        American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans 7.00%

Financials 1.15%	ACE INA Holdings, Inc. 2.875% 2022	$3,880	$3,996
	ACE INA Holdings, Inc. 3.35% 2026	880	967
	ACE INA Holdings, Inc. 4.35% 2045	400	506
	Advisor Group Holdings, LLC 6.25% 2028[7]	3,130	3,309
	AG Merger Sub II, Inc. 10.75% 2027[7]	2,920	3,252
	Ally Financial, Inc. 8.00% 2031	3,000	4,225
	American International Group, Inc. 2.50% 2025	15,800	16,686
	American International Group, Inc. 4.20% 2028	565	651
	Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[11]	2,428	2,524
	Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[11]	6,000	6,305
	Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[11]	2,500	2,479
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[11]	2,345	2,556
	Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[11]	16,000	15,569
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	3,700	3,610
	Bank of Nova Scotia 1.625% 2023	5,000	5,112
	BB&T Corp. 2.625% 2022	2,500	2,528
	Berkshire Hathaway Finance Corp. 4.20% 2048	6,570	8,132
	Berkshire Hathaway Finance Corp. 4.25% 2049	550	685
	Berkshire Hathaway, Inc. 2.75% 2023	1,615	1,676
	Berkshire Hathaway, Inc. 3.125% 2026	500	547
	BNP Paribas 3.375% 2025[7]	3,225	3,462
	Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[11]	3,254	3,451
	CME Group, Inc. 3.75% 2028	3,425	3,908
	Commonwealth Bank of Australia 3.35% 2024	1,225	1,322
	Commonwealth Bank of Australia 3.35% 2024[7]	1,000	1,079
	Commonwealth Bank of Australia 2.688% 2031[7]	7,575	7,581
	Compass Diversified Holdings 5.25% 2029[7]	640	666
	Crédit Agricole SA 4.375% 2025[7]	850	936
	Credit Suisse Group AG 3.80% 2023	1,625	1,723
	Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,11]	800	882
	Danske Bank AS 2.70% 2022[7]	1,000	1,016
	FS Energy and Power Fund 7.50% 2023[7]	2,995	3,102
	Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[11]	3,425	3,373
	Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[11]	390	437
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[11]	4,036	4,126
	Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[11]	2,000	2,095
	Groupe BPCE SA 2.75% 2023[7]	600	622
	Groupe BPCE SA 5.70% 2023[7]	2,250	2,492
	Groupe BPCE SA 5.15% 2024[7]	3,710	4,135
	Groupe BPCE SA 1.00% 2026[7]	6,100	6,020
	Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[7,11]	2,250	2,210
	HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[11]	1,500	1,530
	HSBC Holdings PLC 4.25% 2024	3,000	3,251
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[11]	625	656
	HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[11]	6,000	6,170
	HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[11]	3,750	4,337
	HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[11]	1,500	1,680
	Icahn Enterprises Finance Corp. 5.25% 2027	1,185	1,225
	Icahn Enterprises Finance Corp. 4.375% 2029[7]	2,200	2,196
	Intercontinental Exchange, Inc. 2.65% 2040	7,425	7,142
	Intesa Sanpaolo SpA 3.375% 2023[7]	750	781
	Intesa Sanpaolo SpA 3.25% 2024[7]	750	798
	Intesa Sanpaolo SpA 5.017% 2024[7]	1,730	1,883
	Intesa Sanpaolo SpA 3.875% 2027[7]	300	326
	JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[11]	4,725	4,983
	JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[11]	3,101	3,185
	JPMorgan Chase & Co. 3.157% 2042 (USD-SOFR + 1.46% on 4/22/2041)[11]	10,325	10,759
	JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[11]	10,325	11,041

American Funds Insurance Series        109

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)	Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[11]	$1,222	$1,253
	Ladder Capital Corp. 5.25% 2022[7]	475	479
	Ladder Capital Corp. 4.25% 2027[7]	3,757	3,764
	Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[11]	750	774
	Lloyds Banking Group PLC 4.05% 2023	2,000	2,145
	Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[11]	800	801
	Lloyds Banking Group PLC 4.375% 2028	2,150	2,472
	LPL Financial Holdings, Inc. 4.625% 2027[7]	2,200	2,286
	LPL Financial Holdings, Inc. 4.375% 2031[7]	1,380	1,399
	Marsh & McLennan Companies, Inc. 3.875% 2024	820	890
	Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	2,000
	Marsh & McLennan Companies, Inc. 4.90% 2049	1,539	2,105
	Metropolitan Life Global Funding I 1.95% 2021[7]	1,250	1,255
	MGIC Investment Corp. 5.25% 2028	1,175	1,247
	Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,706
	Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[11]	300	317
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[11]	3,766	3,709
	Morgan Stanley 3.125% 2026	325	352
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[11]	3,290	3,315
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[11]	2,000	2,095
	Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[11]	856	908
	MSCI, Inc. 3.625% 2031[7]	2,225	2,285
	Navient Corp. 6.50% 2022	2,550	2,662
	Navient Corp. 5.50% 2023	10,165	10,734
	Navient Corp. 7.25% 2023	725	802
	Navient Corp. 5.875% 2024	1,005	1,087
	Navient Corp. 6.125% 2024	8,030	8,691
	New York Life Global Funding 1.70% 2021[7]	750	752
	New York Life Global Funding 2.35% 2026[7]	590	619
	Owl Rock Capital Corp. 4.625% 2024[7]	2,305	2,451
	Owl Rock Capital Corp. 3.75% 2025	2,874	3,042
	Owl Rock Capital Corp. 4.00% 2025	102	109
	Owl Rock Capital Corp. 3.375% 2026	1,290	1,346
	PNC Bank 2.55% 2021	4,000	4,034
	PNC Financial Services Group, Inc. 2.854% 2022[11]	1,445	1,495
	PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,173
	Power Financial Corp., Ltd. 5.25% 2028	383	430
	Power Financial Corp., Ltd. 6.15% 2028	350	415
	Power Financial Corp., Ltd. 4.50% 2029	554	595
	Power Financial Corp., Ltd. 3.95% 2030	1,213	1,253
	Prudential Financial, Inc. 4.35% 2050	7,000	8,798
	Quicken Loans, LLC 3.625% 2029[7]	1,505	1,489
	Rabobank Nederland 2.75% 2022	2,250	2,281
	Rabobank Nederland 4.375% 2025	4,500	5,028
	Royal Bank of Canada 1.15% 2025	4,711	4,739
	Skandinaviska Enskilda Banken AB 1.875% 2021	1,675	1,681
	Skandinaviska Enskilda Banken AB 2.80% 2022	700	712
	Springleaf Finance Corp. 6.125% 2024	4,550	4,903
	Starwood Property Trust, Inc. 5.00% 2021	6,625	6,666
	Starwood Property Trust, Inc. 5.50% 2023[7]	1,160	1,217
	Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,11]	2,800	3,194
	Toronto-Dominion Bank 2.65% 2024	625	662
	Toronto-Dominion Bank 0.75% 2025	5,375	5,328
	Travelers Companies, Inc. 4.00% 2047	860	1,048
	U.S. Bancorp 2.625% 2022	1,805	1,826
	U.S. Bancorp 2.375% 2026	4,000	4,236
	UBS Group AG 4.125% 2025[7]	2,750	3,070

110        American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)	UniCredit SpA 3.75% 2022[7]	$5,725	$5,864
	UniCredit SpA 6.572% 2022[7]	475	490
	UniCredit SpA 4.625% 2027[7]	625	702
	Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[11]	8,000	8,308
	Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[11]	729	773
	Westpac Banking Corp. 2.75% 2023	1,750	1,816
	Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[11]	8,500	8,827
	Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[11]	3,325	3,275
	Westpac Banking Corp. 2.963% 2040	1,500	1,477

			370,553

Energy 1.03%	Antero Midstream Partners LP 5.375% 2029[7]	1,295	1,352
	Antero Resources Corp. 7.625% 2029[7]	430	478
	Apache Corp. 4.875% 2027	2,150	2,331
	Apache Corp. 4.375% 2028	2,580	2,750
	Ascent Resources - Utica LLC 5.875% 2029[7]	1,040	1,041
	BP Capital Markets America, Inc. 2.772% 2050	7,025	6,520
	Canadian Natural Resources, Ltd. 2.95% 2023	1,935	2,005
	Canadian Natural Resources, Ltd. 2.05% 2025	961	988
	Canadian Natural Resources, Ltd. 2.95% 2030	7,142	7,412
	Canadian Natural Resources, Ltd. 4.95% 2047	1,559	1,942
	Cenovus Energy, Inc. 3.80% 2023	3,970	4,191
	Cenovus Energy, Inc. 4.25% 2027	5,690	6,364
	Cheniere Energy Partners LP 5.625% 2026	2,475	2,574
	Cheniere Energy Partners LP 4.50% 2029	1,085	1,168
	Cheniere Energy Partners LP 4.00% 2031[7]	4,485	4,692
	Cheniere Energy, Inc. 4.625% 2028[7]	5,645	5,963
	Chesapeake Energy Corp. 4.875% 2022[12]	7,225	208
	Chesapeake Energy Corp. 5.50% 2026[7]	685	725
	Chesapeake Energy Corp. 5.875% 2029[7]	590	639
	Chevron Corp. 1.995% 2027	2,631	2,717
	Chevron USA, Inc. 1.018% 2027	2,850	2,777
	CNX Resources Corp. 7.25% 2027[7]	1,725	1,851
	CNX Resources Corp. 6.00% 2029[7]	425	460
	Comstock Resources, Inc. 5.875% 2030[7]	450	460
	ConocoPhillips 4.30% 2028[7]	5,355	6,221
	Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[7,12,13]	1,084	309
	Continental Resources, Inc. 5.75% 2031[7]	1,430	1,714
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[3,4,7,13,14]	204	204
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[3,4,13,14]	185	185
	Diamondback Energy, Inc. 4.40% 2051	5,023	5,671
	DT Midstream, Inc. 4.375% 2031[7]	1,680	1,719
	Enbridge Energy Partners LP 5.875% 2025	3,200	3,779
	Enbridge Energy Partners LP, Series B, 7.50% 2038	2,000	2,971
	Enbridge, Inc. 4.00% 2023	1,678	1,792
	Enbridge, Inc. 2.50% 2025	1,700	1,783
	Enbridge, Inc. 3.70% 2027	162	179
	Energy Transfer Operating LP 5.00% 2050	17,377	20,123
	Energy Transfer Partners LP 4.50% 2024	1,210	1,318
	Energy Transfer Partners LP 4.75% 2026	2,494	2,810
	Energy Transfer Partners LP 5.25% 2029	757	895
	Energy Transfer Partners LP 6.00% 2048	774	980
	Energy Transfer Partners LP 6.25% 2049	757	995
	Enterprise Products Operating LLC 4.90% 2046	500	620
	EQM Midstream Partners LP 4.125% 2026	686	704

American Funds Insurance Series        111

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Energy (continued)	EQM Midstream Partners LP 6.50% 2027[7]	$2,690	$3,007
	EQM Midstream Partners LP 5.50% 2028	2,588	2,802
	EQM Midstream Partners LP 4.75% 2031[7]	1,635	1,687
	EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[11]	1,295	1,512
	EQT Corp. 3.90% 2027	450	483
	EQT Corp. 5.00% 2029	340	380
	EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[11]	1,110	1,448
	EQT Corp. 3.625% 2031[7]	400	418
	Equinor ASA 3.00% 2027	4,000	4,350
	Equinor ASA 3.625% 2028	3,685	4,145
	Exxon Mobil Corp. 2.019% 2024	643	669
	Exxon Mobil Corp. 2.44% 2029	1,963	2,058
	Genesis Energy LP 5.625% 2024	575	579
	Genesis Energy LP 6.50% 2025	3,572	3,615
	Genesis Energy LP 8.00% 2027	595	626
	Halliburton Company 3.80% 2025	16	18
	Harvest Midstream I LP 7.50% 2028[7]	850	925
	Hess Midstream Partners LP 5.125% 2028[7]	2,155	2,263
	Hilcorp Energy I LP 5.75% 2025[7]	2,575	2,623
	Hilcorp Energy I LP 6.00% 2031[7]	460	488
	Indigo Natural Resources LLC 5.375% 2029[7]	1,355	1,418
	Kinder Morgan, Inc. 3.60% 2051	5,000	5,105
	Marathon Oil Corp. 4.40% 2027	1,005	1,139
	MPLX LP 4.125% 2027	500	559
	MPLX LP 2.65% 2030	4,273	4,317
	MPLX LP 4.50% 2038	750	862
	MPLX LP 4.70% 2048	2,500	2,912
	MPLX LP 5.50% 2049	4,491	5,826
	NGL Energy Operating LLC 7.50% 2026[7]	5,990	6,297
	NGL Energy Partners LP 6.125% 2025	4,907	4,463
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[7]	4,265	4,546
	Oasis Petroleum, Inc. 6.375% 2026[7]	765	799
	ONEOK, Inc. 5.85% 2026	7,997	9,463
	ONEOK, Inc. 5.20% 2048	2,500	3,069
	Peabody Energy Corp. 8.50% 2024 (29.41% PIK)[7,13]	986	746
	Petrobras Global Finance Co. 6.75% 2050	2,240	2,622
	Petróleos Mexicanos 6.875% 2025[7]	3,755	4,161
	Petróleos Mexicanos 5.35% 2028	1,870	1,841
	Phillips 66 2.15% 2030	1,181	1,163
	Phillips 66 Partners LP 3.55% 2026	160	174
	Phillips 66 Partners LP 4.68% 2045	400	459
	Phillips 66 Partners LP 4.90% 2046	275	329
	Pioneer Natural Resources Company 1.125% 2026	1,053	1,043
	Pioneer Natural Resources Company 2.15% 2031	2,862	2,808
	Plains All American Pipeline LP 3.80% 2030	113	121
	Range Resources Corp. 4.875% 2025	565	585
	Range Resources Corp. 8.25% 2029[7]	520	587
	Rattler Midstream Partners LP 5.625% 2025[7]	355	374
	Rockies Express Pipeline LLC 4.95% 2029[7]	2,689	2,777
	SA Global Sukuk, Ltd. 1.602% 2026[7]	10,915	10,919
	SA Global Sukuk, Ltd. 2.694% 2031[7]	4,825	4,891
	Sabine Pass Liquefaction, LLC 5.875% 2026	610	722
	Sabine Pass Liquefaction, LLC 4.20% 2028	870	983
	Sabine Pass Liquefaction, LLC 4.50% 2030	7,339	8,478
	Schlumberger BV 3.75% 2024[7]	495	533
	Schlumberger BV 4.00% 2025[7]	70	78
	Southwestern Energy Co. 6.45% 2025[11]	1,760	1,952
	Southwestern Energy Co. 7.50% 2026	1,685	1,786
	Southwestern Energy Co. 7.75% 2027	450	489
	Southwestern Energy Co. 8.375% 2028	395	447
	Statoil ASA 2.75% 2021	1,925	1,942

112        American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Energy (continued)	Statoil ASA 3.25% 2024	$2,850	$3,088
	Statoil ASA 4.25% 2041	2,000	2,447
	Suncor Energy, Inc. 3.10% 2025	3,687	3,943
	Suncor Energy, Inc. 3.75% 2051	184	199
	Sunoco Logistics Operating Partners LP 5.40% 2047	650	772
	Sunoco LP 4.50% 2029[7]	1,050	1,072
	Tallgrass Energy Partners LP 7.50% 2025[7]	550	604
	Targa Resources Partners LP 5.875% 2026	1,350	1,422
	Targa Resources Partners LP 5.50% 2030	2,260	2,488
	Targa Resources Partners LP 4.875% 2031[7]	1,065	1,154
	Targa Resources Partners LP 4.00% 2032[7]	1,750	1,802
	Teekay Corp. 9.25% 2022[7]	4,825	4,991
	Teekay Offshore Partners LP 8.50% 2023[7]	3,550	3,265
	Total SE 2.986% 2041	9,544	9,737
	TransCanada PipeLines, Ltd. 4.25% 2028	1,090	1,253
	TransCanada PipeLines, Ltd. 4.10% 2030	4,298	4,943
	TransCanada PipeLines, Ltd. 4.75% 2038	3,000	3,611
	TransCanada PipeLines, Ltd. 4.875% 2048	700	887
	Valero Energy Corp. 4.00% 2029	4,000	4,471
	Weatherford International PLC 8.75% 2024[7]	3,571	3,740
	Weatherford International PLC 11.00% 2024[7]	9,918	10,327
	Western Gas Partners LP 4.50% 2028	4,468	4,787
	Western Midstream Operating LP 5.30% 2030[11]	1,300	1,460
	Williams Companies, Inc. 3.50% 2030	6,730	7,356
	Williams Partners LP 4.30% 2024	85	92

			334,372

Health care 0.78%	Abbott Laboratories 3.75% 2026	1,811	2,046
	AbbVie, Inc. 2.60% 2024	3,000	3,165
	AbbVie, Inc. 3.80% 2025	206	226
	AbbVie, Inc. 2.95% 2026	1,445	1,554
	AmerisourceBergen Corp. 0.737% 2023	2,918	2,924
	Amgen, Inc. 2.20% 2027	2,429	2,524
	Anthem, Inc. 2.375% 2025	818	857
	AstraZeneca Finance LLC 1.20% 2026	3,786	3,778
	AstraZeneca Finance LLC 1.75% 2028	1,871	1,872
	AstraZeneca Finance LLC 2.25% 2031	146	148
	AstraZeneca PLC 3.375% 2025	8,140	8,914
	AstraZeneca PLC 3.00% 2051	573	594
	Bausch Health Companies, Inc. 5.00% 2028[7]	1,735	1,649
	Bausch Health Companies, Inc. 5.25% 2031[7]	1,610	1,507
	Bayer US Finance II LLC 3.875% 2023[7]	1,685	1,805
	Becton, Dickinson and Company 2.894% 2022	508	519
	Becton, Dickinson and Company 3.363% 2024	435	466
	Becton, Dickinson and Company 3.70% 2027	7,000	7,782
	Boston Scientific Corp. 3.45% 2024	715	764
	Boston Scientific Corp. 1.90% 2025	5,856	6,046
	Boston Scientific Corp. 3.85% 2025	1,780	1,968
	Boston Scientific Corp. 3.75% 2026	645	716
	Boston Scientific Corp. 4.00% 2029	1,550	1,765
	Centene Corp. 4.25% 2027	565	596
	Centene Corp. 2.45% 2028	2,325	2,359
	Centene Corp. 4.625% 2029	4,785	5,268
	Centene Corp. 3.00% 2030	5,865	6,032
	Cigna Corp. 3.75% 2023	353	376
	Cigna Corp. 4.80% 2038	3,880	4,838
	CVS Health Corp. 4.30% 2028	588	676
	DaVita, Inc. 4.625% 2030[7]	1,025	1,055
	Eli Lilly and Company 3.375% 2029	3,330	3,744

American Funds Insurance Series        113

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Health care (continued)	Encompass Health Corp. 4.50% 2028	$1,449	$1,505
	Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[7]	5,517	5,634
	Endo International PLC 5.75% 2022[7]	7,340	6,780
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[7]	1,560	1,531
	GlaxoSmithKline PLC 3.625% 2025	3,585	3,961
	HCA, Inc. 5.375% 2025	515	582
	HCA, Inc. 3.50% 2030	2,650	2,825
	HealthSouth Corp. 5.75% 2025	2,685	2,768
	Jazz Securities DAC 4.375% 2029[7]	975	1,012
	Mallinckrodt PLC 10.00% 2025[7]	2,500	2,797
	Medtronic, Inc. 3.50% 2025	467	513
	Molina Healthcare, Inc. 5.375% 2022	6,985	7,330
	Molina Healthcare, Inc. 3.875% 2030[7]	2,899	3,023
	Novant Health, Inc. 3.168% 2051	3,750	3,945
	Novartis Capital Corp. 1.75% 2025	1,250	1,289
	Novartis Capital Corp. 2.00% 2027	2,386	2,482
	Owens & Minor, Inc. 4.375% 2024	5,615	5,874
	Owens & Minor, Inc. 4.50% 2029[7]	3,685	3,791
	Par Pharmaceutical, Inc. 7.50% 2027[7]	8,028	8,218
	Pfizer, Inc. 2.95% 2024	825	878
	Pfizer, Inc. 3.45% 2029	8,000	9,008
	Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[3,4,13,14,15]	4,356	4,356
	Shire PLC 2.875% 2023	3,413	3,573
	Summa Health 3.511% 2051	1,655	1,752
	Tenet Healthcare Corp. 4.625% 2024	1,953	1,986
	Tenet Healthcare Corp. 4.875% 2026[7]	16,225	16,849
	Tenet Healthcare Corp. 4.25% 2029[7]	2,060	2,088
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	3,914	3,905
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	12,772
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,935	2,136
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,790	16,945
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	4,420	3,879
	UnitedHealth Group, Inc. 1.15% 2026	2,610	2,612
	UnitedHealth Group, Inc. 2.30% 2031	2,286	2,343
	UnitedHealth Group, Inc. 3.05% 2041	3,875	4,063
	UnitedHealth Group, Inc. 3.25% 2051	2,504	2,676
	Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	10,225	10,493
	Zimmer Holdings, Inc. 3.15% 2022	4,070	4,135

			250,842

Industrials 0.59%	Allison Transmission Holdings, Inc. 3.75% 2031[7]	4,465	4,394
	Associated Materials, LLC 9.00% 2025[7]	3,749	3,983
	Avis Budget Car Rental, LLC 5.75% 2027[7]	2,025	2,115
	Avis Budget Group, Inc. 5.25% 2025[7]	1,927	1,955
	Avis Budget Group, Inc. 5.375% 2029[7]	1,750	1,825
	Avolon Holdings Funding, Ltd. 3.625% 2022[7]	1,254	1,283
	Avolon Holdings Funding, Ltd. 3.95% 2024[7]	1,587	1,693
	Avolon Holdings Funding, Ltd. 4.25% 2026[7]	1,126	1,221
	Avolon Holdings Funding, Ltd. 4.375% 2026[7]	1,975	2,149
	Boeing Company 4.875% 2025	1,555	1,743
	Boeing Company 2.75% 2026	13,000	13,589
	Boeing Company 3.10% 2026	251	266
	Boeing Company 3.25% 2028	7,700	8,172
	Boeing Company 5.15% 2030	1,100	1,304
	Boeing Company 3.625% 2031	3,450	3,714
	Boeing Company 3.60% 2034	6,250	6,601
	Boeing Company 3.50% 2039	250	251
	Boeing Company 3.75% 2050	1,300	1,343

114        American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Industrials (continued)	Boeing Company 5.805% 2050	$1,100	$1,484
	Bombardier, Inc. 7.50% 2024[7]	1,950	2,040
	Bombardier, Inc. 7.125% 2026[7]	1,500	1,572
	Bombardier, Inc. 7.875% 2027[7]	2,720	2,825
	Burlington Northern Santa Fe LLC 4.40% 2042	5,000	6,199
	BWX Technologies, Inc. 4.125% 2029[7]	1,025	1,046
	Canadian National Railway Company 3.20% 2046	930	965
	Clarivate Science Holdings Corp. 3.875% 2028[7]	590	596
	Clarivate Science Holdings Corp. 4.875% 2029[7]	520	534
	CoreLogic, Inc. 4.50% 2028[7]	4,125	4,094
	CSX Corp. 3.80% 2028	3,135	3,537
	CSX Corp. 4.25% 2029	1,062	1,235
	CSX Corp. 4.30% 2048	1,125	1,370
	CSX Corp. 2.50% 2051	4,125	3,756
	Dun & Bradstreet Corp. 6.875% 2026[7]	1,067	1,135
	General Dynamics Corp. 3.375% 2023	1,000	1,055
	General Dynamics Corp. 3.50% 2025	329	361
	General Dynamics Corp. 2.25% 2031	1,287	1,322
	General Electric Capital Corp. 4.418% 2035	1,200	1,440
	General Electric Co. 3.45% 2027	1,800	1,980
	Honeywell International, Inc. 2.30% 2024	2,640	2,773
	Honeywell International, Inc. 1.35% 2025	5,947	6,060
	Honeywell International, Inc. 2.70% 2029	1,470	1,580
	Howmet Aerospace, Inc. 6.875% 2025	1,885	2,197
	Icahn Enterprises Finance Corp. 4.75% 2024	3,590	3,756
	L3Harris Technologies, Inc. 1.80% 2031	2,625	2,552
	LSC Communications, Inc. 8.75% 2023[3,4,7,12]	4,063	216
	Masco Corp. 1.50% 2028	774	756
	Masco Corp. 2.00% 2031	497	486
	Masco Corp. 3.125% 2051	230	229
	MasTec, Inc. 4.50% 2028[7]	1,425	1,503
	Meritor, Inc. 4.50% 2028[7]	1,025	1,041
	Mueller Water Products, Inc. 4.00% 2029[7]	430	442
	Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[7]	2,175	2,244
	Norfolk Southern Corp. 3.05% 2050	2,746	2,750
	Northrop Grumman Corp. 2.93% 2025	1,820	1,941
	Northrop Grumman Corp. 3.25% 2028	3,495	3,821
	Otis Worldwide Corp. 2.293% 2027	2,135	2,214
	Raytheon Technologies Corp. 2.80% 2022	1,500	1,524
	Rolls-Royce PLC 5.75% 2027[7]	765	844
	Siemens AG 1.20% 2026[7]	3,887	3,892
	Siemens AG 1.70% 2028[7]	3,700	3,725
	SkyMiles IP, Ltd. 4.75% 2028[7]	3,975	4,422
	The Brink’s Co. 4.625% 2027[7]	2,385	2,490
	TransDigm, Inc. 6.25% 2026[7]	4,976	5,256
	TransDigm, Inc. 5.50% 2027	1,100	1,148
	Triumph Group, Inc. 6.25% 2024[7]	970	988
	Triumph Group, Inc. 8.875% 2024[7]	1,045	1,164
	Triumph Group, Inc. 7.75% 2025[7]	875	901
	Union Pacific Corp. 3.15% 2024	1,287	1,374
	Union Pacific Corp. 3.75% 2025	4,255	4,720
	Union Pacific Corp. 2.15% 2027	2,318	2,410
	Union Pacific Corp. 2.40% 2030	2,414	2,497
	Union Pacific Corp. 2.891% 2036[7]	6,375	6,633
	Union Pacific Corp. 3.75% 2070	546	603
	Union Pacific Corp. 3.799% 2071[7]	545	607
	United Airlines Holdings, Inc. 6.50% 2027[7]	2,200	2,425
	United Rentals, Inc. 3.875% 2031	1,050	1,070
	United Technologies Corp. 3.65% 2023	52	55
	United Technologies Corp. 3.95% 2025	3,155	3,510
	United Technologies Corp. 4.125% 2028	1,075	1,238

American Funds Insurance Series        115

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Industrials (continued)	Vertical U.S. Newco, Inc. 5.25% 2027[7]	$2,000	$2,110
	Vinci SA 3.75% 2029[7]	1,167	1,319
	WESCO Distribution, Inc. 7.125% 2025[7]	1,210	1,309
	WESCO Distribution, Inc. 7.25% 2028[7]	1,320	1,472

			192,414

Communication services 0.59%	Alphabet, Inc. 1.998% 2026	3,000	3,140
	Alphabet, Inc. 1.90% 2040	1,375	1,253
	Alphabet, Inc. 2.25% 2060	1,265	1,120
	AT&T, Inc. 2.25% 2032	1,000	983
	AT&T, Inc. 2.55% 2033[7]	348	345
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	567
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[7]	3,500	3,649
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[7]	2,500	2,647
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	8,021	8,209
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[7]	2,975	3,035
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	2,500	2,407
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	2,710	2,818
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[7]	1,625	1,665
	CenturyLink, Inc. 6.75% 2023	2,500	2,776
	CenturyLink, Inc. 7.50% 2024	1,500	1,686
	CenturyLink, Inc. 5.125% 2026[7]	800	833
	Comcast Corp. 2.35% 2027	4,000	4,199
	Comcast Corp. 3.20% 2036	375	403
	Comcast Corp. 3.90% 2038	250	288
	Comcast Corp. 4.60% 2038	2,000	2,483
	Comcast Corp. 2.80% 2051	791	762
	Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,794
	Discovery Communications, Inc. 3.625% 2030	1,407	1,536
	Embarq Corp. 7.995% 2036	5,000	5,675
	Fox Corp. 4.03% 2024	1,120	1,214
	Frontier Communications Corp. 5.875% 2027[7]	2,225	2,386
	Frontier Communications Corp. 5.00% 2028[7]	5,550	5,745
	Frontier Communications Corp. 6.75% 2029[7]	3,550	3,782
	iHeartCommunications, Inc. 5.25% 2027[7]	3,093	3,240
	Intelsat Jackson Holding Co. 8.00% 2024[7]	7,275	7,525
	Intelsat Jackson Holding Co. 8.50% 2024[7,12]	7,650	4,541
	Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[14,15]	2,072	2,098
	Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[15]	1,400	1,429
	Liberty Global PLC 5.50% 2028[7]	2,075	2,181
	Ligado Networks LLC 15.50% 2023 (100% PIK)[7,13]	2,397	2,367
	Live Nation Entertainment, Inc. 3.75% 2028[7]	1,350	1,358
	MDC Partners, Inc. 7.50% 2024[7,11]	3,225	3,269
	News Corp. 3.875% 2029[7]	875	885
	Nexstar Broadcasting, Inc. 4.75% 2028[7]	3,175	3,266
	SBA Tower Trust 1.631% 2026[7]	8,707	8,718
	Scripps Escrow II, Inc. 3.875% 2029[7]	1,100	1,093
	Sinclair Television Group, Inc. 4.125% 2030[7]	1,175	1,156
	Sirius XM Radio, Inc. 4.625% 2024[7]	3,345	3,441
	Sirius XM Radio, Inc. 4.00% 2028[7]	2,150	2,217
	Sprint Corp. 7.625% 2026	4,125	5,043
	Sprint Corp. 6.875% 2028	7,550	9,692
	TEGNA, Inc. 4.75% 2026[7]	2,350	2,506
	TEGNA, Inc. 5.00% 2029	1,000	1,049
	Tencent Holdings, Ltd. 3.68% 2041[7]	1,320	1,418
	Tencent Holdings, Ltd. 3.84% 2051[7]	1,780	1,922
	T-Mobile US, Inc. 1.50% 2026	500	505
	T-Mobile US, Inc. 2.05% 2028	325	331

116        American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Communication services (continued)	T-Mobile US, Inc. 3.375% 2029[7]	$2,200	$2,276
	T-Mobile US, Inc. 2.875% 2031	1,050	1,043
	Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[7]	13,201	13,191
	Univision Communications, Inc. 6.625% 2027[7]	4,800	5,207
	Univision Communications, Inc. 4.50% 2029[7]	3,475	3,509
	Verizon Communications, Inc. 2.10% 2028	1,835	1,875
	Verizon Communications, Inc. 2.875% 2050	2,500	2,381
	Virgin Media O2 4.25% 2031[7]	2,075	2,041
	Virgin Media Secured Finance PLC 4.50% 2030[7]	3,115	3,142
	Vodafone Group PLC 4.375% 2028	350	407
	Vodafone Group PLC 5.25% 2048	500	660
	Vodafone Group PLC 4.25% 2050	4,350	5,090
	Ziggo Bond Co. BV 5.125% 2030[7]	1,775	1,820
	Ziggo Bond Finance BV 5.50% 2027[7]	4,277	4,455
	Ziggo Bond Finance BV 4.875% 2030[7]	725	744

			190,491

Utilities 0.57%	AEP Transmission Co. LLC 3.75% 2047	2,390	2,724
	Ameren Corp. 2.50% 2024	969	1,020
	Ameren Corp. 4.50% 2049	425	548
	American Electric Power Company, Inc. 2.95% 2022	3,020	3,108
	Calpine Corp. 3.75% 2031[7]	1,300	1,240
	CenterPoint Energy, Inc. 2.50% 2022	900	920
	CenterPoint Energy, Inc. 3.85% 2024	1,638	1,763
	CenterPoint Energy, Inc. 3.70% 2049	2,775	2,967
	Comisión Federal de Electricidad 4.75% 2027[7]	645	722
	Commonwealth Edison Co. 4.35% 2045	1,085	1,354
	Commonwealth Edison Co. 4.00% 2048	2,600	3,132
	Consolidated Edison Company of New York, Inc. 4.50% 2058	5,380	6,529
	Consumers Energy Co. 4.05% 2048	3,017	3,674
	Dominion Resources, Inc. 2.00% 2021	665	665
	Dominion Resources, Inc. 2.75% 2022	800	809
	Dominion Resources, Inc. 2.85% 2026	750	799
	Dominion Resources, Inc., junior subordinated, 3.071% 2024[11]	1,775	1,883
	DTE Energy Company 3.95% 2049	1,800	2,183
	Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,435
	Duke Energy Florida, LLC 3.20% 2027	1,445	1,580
	Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,300
	Duke Energy Progress, Inc. 3.70% 2046	750	851
	Edison International 3.55% 2024	2,200	2,341
	EDP Finance BV 3.625% 2024[7]	4,100	4,410
	Electricité de France SA 4.75% 2035[7]	1,250	1,528
	Electricité de France SA 4.875% 2038[7]	2,750	3,387
	Electricité de France SA 5.60% 2040	525	703
	Emera US Finance LP 3.55% 2026	320	350
	Enersis Américas SA 4.00% 2026	245	267
	Entergy Corp. 2.80% 2030	3,325	3,467
	Entergy Louisiana, LLC 4.20% 2048	4,200	5,120
	Entergy Texas, Inc. 1.75% 2031	3,650	3,504
	Eversource Energy 3.80% 2023	2,730	2,932
	Exelon Corp., junior subordinated, 3.497% 2022[11]	1,075	1,102
	FirstEnergy Corp. 3.40% 2050	5,275	5,184
	FirstEnergy Transmission LLC 2.866% 2028[7]	675	700
	MidAmerican Energy Holdings Co. 3.10% 2027	2,000	2,189
	Northern States Power Co. 4.125% 2044	6,000	7,357
	NRG Energy, Inc. 3.625% 2031[7]	2,250	2,214
	Oncor Electric Delivery Company LLC 2.75% 2024	1,047	1,111
	Pacific Gas and Electric Co. 1.75% 2022	1,575	1,574
	Pacific Gas and Electric Co. 2.10% 2027	125	122

American Funds Insurance Series        117

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Utilities (continued)	Pacific Gas and Electric Co. 2.50% 2031	$14,750	$13,846
	Pacific Gas and Electric Co. 3.30% 2040	100	91
	Pacific Gas and Electric Co. 4.20% 2041	9,100	8,987
	Pacific Gas and Electric Co. 3.50% 2050	2,500	2,231
	PacifiCorp, First Mortgage Bonds, 3.60% 2024	4,695	5,037
	PacifiCorp, First Mortgage Bonds, 4.125% 2049	4,000	4,792
	PG&E Corp. 5.00% 2028	4,750	4,809
	PG&E Corp. 5.25% 2030	2,575	2,607
	Public Service Company of Colorado 2.25% 2022	2,000	2,027
	Public Service Company of Colorado 1.875% 2031	2,775	2,763
	Public Service Electric and Gas Co. 3.60% 2047	548	625
	Public Service Electric and Gas Co. 3.15% 2050	2,451	2,627
	Public Service Enterprise Group, Inc. 2.65% 2022	1,900	1,956
	Puget Energy, Inc. 6.00% 2021	1,823	1,840
	Southern California Edison Co. 2.85% 2029	4,450	4,626
	Southern California Edison Co. 6.00% 2034	2,500	3,245
	Southern California Edison Co. 5.35% 2035	3,000	3,804
	Southern California Edison Co. 5.75% 2035	675	886
	Southern California Edison Co. 4.875% 2049	3,745	4,446
	Southern California Gas Company 2.55% 2030	2,725	2,819
	Talen Energy Corp. 10.50% 2026[7]	885	641
	Talen Energy Corp. 7.25% 2027[7]	4,655	4,350
	Talen Energy Supply, LLC 7.625% 2028[7]	1,575	1,476
	Union Electric Co. 2.625% 2051	5,625	5,396
	Virginia Electric and Power Co. 3.80% 2028	2,000	2,260
	Virginia Electric and Power Co. 4.60% 2048	2,650	3,428
	Xcel Energy, Inc. 2.60% 2029	1,950	2,029

			184,412

Consumer discretionary 0.56%	Allied Universal Holdco LLC 4.625% 2028[7]	1,660	1,665
	Amazon.com, Inc. 2.70% 2060	2,765	2,656
	American Honda Finance Corp. 3.50% 2028	750	842
	Atlas LuxCo 4 SARL 4.625% 2028[7]	1,065	1,070
	Bayerische Motoren Werke AG 2.25% 2023[7]	300	311
	Bayerische Motoren Werke AG 3.45% 2023[7]	1,870	1,965
	Bayerische Motoren Werke AG 0.80% 2024[7]	1,532	1,540
	Caesars Entertainment, Inc. 6.25% 2025[7]	3,315	3,518
	Carnival Corp. 11.50% 2023[7]	5,575	6,281
	Carvana Co. 5.625% 2025[7]	600	625
	Carvana Co. 5.50% 2027[7]	2,496	2,584
	Carvana Co. 5.875% 2028[7]	924	974
	Ford Motor Credit Company LLC 3.664% 2024	455	478
	Ford Motor Credit Company LLC 3.81% 2024	1,070	1,121
	Ford Motor Credit Company LLC 5.584% 2024	423	464
	Ford Motor Credit Company LLC 3.375% 2025	5,750	5,970
	Ford Motor Credit Company LLC 5.125% 2025	12,355	13,621
	Ford Motor Credit Company LLC 4.542% 2026	2,455	2,677
	Ford Motor Credit Company LLC 3.815% 2027	250	261
	General Motors Financial Co. 3.45% 2022	2,000	2,028
	General Motors Financial Co. 5.20% 2023	6,354	6,844
	General Motors Financial Co. 1.05% 2024	1,050	1,056
	General Motors Financial Co. 3.50% 2024	4,145	4,451
	General Motors Financial Co. 4.30% 2025	400	442
	General Motors Financial Co. 4.35% 2027	500	563
	Hanesbrands, Inc. 4.625% 2024[7]	860	913
	Hanesbrands, Inc. 5.375% 2025[7]	706	750
	Hanesbrands, Inc. 4.875% 2026[7]	2,700	2,919
	Hilton Grand Vacations Borrower LLC 5.00% 2029[7]	1,580	1,618
	Hilton Worldwide Holdings, Inc. 4.00% 2031[7]	1,885	1,904

118        American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)	Home Depot, Inc. 3.90% 2028	$825	$962
	Home Depot, Inc. 2.95% 2029	9,301	10,167
	Home Depot, Inc. 1.375% 2031	2,556	2,450
	Home Depot, Inc. 4.25% 2046	3,500	4,359
	Home Depot, Inc. 4.50% 2048	428	559
	Home Depot, Inc. 2.375% 2051	1,000	927
	Hyundai Capital America 3.25% 2022[7]	480	495
	Hyundai Capital America 2.375% 2027[7]	2,579	2,641
	International Game Technology PLC 6.50% 2025[7]	4,555	5,113
	International Game Technology PLC 5.25% 2029[7]	4,365	4,688
	Lithia Motors, Inc. 3.875% 2029[7]	675	701
	Lithia Motors, Inc. 4.375% 2031[7]	1,025	1,099
	Lowe’s Companies, Inc. 1.70% 2030	966	927
	Melco International Development, Ltd. 5.75% 2028[7]	1,485	1,570
	MGM Growth Properties LLC 5.625% 2024	775	840
	MGM Growth Properties LLC 4.625% 2025[7]	1,050	1,124
	MGM Growth Properties LLC 3.875% 2029[7]	2,225	2,265
	Mohegan Gaming & Entertainment 8.00% 2026[7]	3,400	3,557
	Neiman Marcus Group LLC 7.125% 2026[7]	1,345	1,437
	Nissan Motor Co., Ltd. 3.522% 2025[7]	3,000	3,206
	Nissan Motor Co., Ltd. 4.345% 2027[7]	3,000	3,300
	Panther BF Aggregator 2 LP 6.25% 2026[7]	500	533
	Royal Caribbean Cruises, Ltd. 11.50% 2025[7]	1,925	2,221
	Royal Caribbean Cruises, Ltd. 4.25% 2026[7]	2,120	2,120
	Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	5,255	5,432
	Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[7]	2,347	2,573
	Scientific Games Corp. 8.625% 2025[7]	1,260	1,381
	Scientific Games Corp. 8.25% 2026[7]	6,905	7,414
	Scientific Games Corp. 7.00% 2028[7]	950	1,040
	Scientific Games Corp. 7.25% 2029[7]	1,615	1,826
	Tempur Sealy International, Inc. 4.00% 2029[7]	1,070	1,087
	Toyota Motor Credit Corp. 0.80% 2026	2,265	2,240
	Toyota Motor Credit Corp. 3.05% 2028	2,430	2,670
	VICI Properties LP 4.625% 2029[7]	995	1,059
	VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[7]	2,100	2,148
	VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[7]	450	459
	VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[7]	3,100	3,192
	Volkswagen Group of America Finance, LLC 4.25% 2023[7]	3,770	4,076
	Volkswagen Group of America Finance, LLC 4.625% 2025[7]	3,845	4,386
	Volkswagen Group of America Finance, LLC 3.20% 2026[7]	3,201	3,465
	Wyndham Destinations, Inc. 4.625% 2030[7]	1,300	1,345
	Wyndham Worldwide Corp. 4.375% 2028[7]	1,855	1,932
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	3,468	3,602

			180,699

Materials 0.53%	Alcoa Netherlands Holding BV 4.125% 2029[7]	950	992
	Anglo American Capital PLC 2.25% 2028[7]	484	490
	Anglo American Capital PLC 2.625% 2030[7]	11,275	11,334
	Anglo American Capital PLC 3.95% 2050[7]	2,281	2,482
	Arconic Rolled Products Corp. 6.125% 2028[7]	750	807
	Chevron Phillips Chemical Co. LLC 3.30% 2023[7]	595	625
	Cleveland-Cliffs, Inc. 6.75% 2026[7]	2,035	2,198
	Cleveland-Cliffs, Inc. 5.875% 2027	10,500	11,051
	Cleveland-Cliffs, Inc. 4.625% 2029[7]	1,825	1,923
	Cleveland-Cliffs, Inc. 4.875% 2031[7]	2,051	2,156
	CVR Partners LP 9.25% 2023[7]	346	348
	CVR Partners LP 6.125% 2028[7]	745	764
	Dow Chemical Co. 3.625% 2026	1,884	2,086
	Dow Chemical Co. 3.60% 2050	12,662	13,706

American Funds Insurance Series        119

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Materials (continued)	First Quantum Minerals, Ltd. 7.25% 2023[7]	$1,200	$1,225
	First Quantum Minerals, Ltd. 6.50% 2024[7]	4,704	4,812
	First Quantum Minerals, Ltd. 7.50% 2025[7]	11,350	11,805
	First Quantum Minerals, Ltd. 6.875% 2026[7]	3,625	3,797
	First Quantum Minerals, Ltd. 6.875% 2027[7]	3,240	3,535
	Freeport-McMoRan, Inc. 4.25% 2030	2,550	2,735
	Freeport-McMoRan, Inc. 5.45% 2043	1,300	1,591
	FXI Holdings, Inc. 7.875% 2024[7]	2,226	2,305
	FXI Holdings, Inc. 12.25% 2026[7]	4,392	5,071
	Glencore Funding LLC 4.125% 2024[7]	945	1,019
	Hexion, Inc. 7.875% 2027[7]	2,045	2,209
	International Flavors & Fragrances, Inc. 1.832% 2027[7]	5,400	5,390
	International Flavors & Fragrances, Inc. 3.468% 2050[7]	2,285	2,379
	International Paper Co. 7.30% 2039	2,005	3,111
	Joseph T. Ryerson & Son, Inc. 8.50% 2028[7]	1,148	1,278
	LSB Industries, Inc. 9.625% 2023[7]	5,170	5,322
	LYB International Finance III, LLC 2.25% 2030	2,275	2,275
	LYB International Finance III, LLC 3.375% 2040	10,848	11,261
	LYB International Finance III, LLC 3.625% 2051	9,787	10,358
	LYB International Finance III, LLC 3.80% 2060	1,186	1,257
	Methanex Corp. 5.125% 2027	4,750	5,137
	Mosaic Co. 3.25% 2022	1,125	1,165
	Mosaic Co. 4.05% 2027	1,050	1,178
	Praxair, Inc. 1.10% 2030	2,938	2,765
	SCIH Salt Holdings, Inc. 4.875% 2028[7]	1,185	1,188
	SCIH Salt Holdings, Inc. 6.625% 2029[7]	1,230	1,235
	Sherwin-Williams Company 2.75% 2022	29	30
	Sherwin-Williams Company 3.125% 2024	275	294
	Sherwin-Williams Company 3.80% 2049	5,208	6,025
	Tronox, Ltd. 4.625% 2029[7]	2,175	2,199
	Vale Overseas, Ltd. 3.75% 2030	2,229	2,376
	Venator Materials Corp. 5.75% 2025[7]	5,845	5,764
	Venator Materials Corp. 9.50% 2025[7]	1,495	1,686
	Warrior Met Coal, Inc. 8.00% 2024[7]	5,095	5,178
	Westlake Chemical Corp. 4.375% 2047	500	589

			170,506

Information technology 0.41%	Adobe, Inc. 1.90% 2025	366	381
	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[14,15]	4,150	4,203
	Apple, Inc. 3.00% 2024	625	663
	Apple, Inc. 0.70% 2026	2,500	2,472
	Apple, Inc. 3.35% 2027	40	44
	Apple, Inc. 1.20% 2028	5,000	4,932
	Apple, Inc. 1.65% 2031	2,500	2,463
	Avaya, Inc. 6.125% 2028[7]	1,600	1,715
	Booz Allen Hamilton, Inc. 4.00% 2029[7]	710	727
	Broadcom, Inc. 1.95% 2028[7]	1,407	1,408
	Broadcom, Inc. 2.45% 2031[7]	2,452	2,411
	Broadcom, Inc. 2.60% 2033[7]	2,524	2,471
	Broadcom, Inc. 3.469% 2034[7]	11,463	12,137
	Broadcom, Inc. 3.50% 2041[7]	3,948	4,044
	Broadcom, Inc. 3.75% 2051[7]	3,366	3,519
	CommScope Finance LLC 6.00% 2026[7]	2,425	2,563
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 2023[14,15]	1,334	1,316
	Diebold Nixdorf, Inc. 9.375% 2025[7]	5,675	6,310
	Diebold, Inc. 8.50% 2024	1,400	1,435
	Fidelity National Information Services, Inc. 3.10% 2041	302	310
	Fiserv, Inc. 2.75% 2024	1,600	1,689
	Fiserv, Inc. 3.20% 2026	7,455	8,075

120        American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Information technology (continued)	Fiserv, Inc. 3.50% 2029	$1,280	$1,410
	Fiserv, Inc. 2.65% 2030	7,673	7,953
	Fiserv, Inc. 4.40% 2049	800	967
	Gartner, Inc. 4.50% 2028[7]	650	687
	Intuit, Inc. 0.95% 2025	1,530	1,535
	Intuit, Inc. 1.35% 2027	1,395	1,394
	Intuit, Inc. 1.65% 2030	1,845	1,815
	McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.897% 2024[14,15]	2,587	2,591
	Microsoft Corp. 2.525% 2050	4,744	4,672
	Microsoft Corp. 2.921% 2052	4,814	5,118
	Oracle Corp. 3.65% 2041	2,250	2,390
	Oracle Corp. 3.95% 2051	1,826	1,995
	PayPal Holdings, Inc. 2.65% 2026	2,364	2,541
	PayPal Holdings, Inc. 2.30% 2030	2,200	2,279
	Sabre GLBL, Inc. 7.375% 2025[7]	728	793
	Sabre Holdings Corp. 9.25% 2025[7]	1,197	1,426
	salesforce.com, inc. 1.50% 2028	3,200	3,196
	salesforce.com, inc. 1.95% 2031	1,625	1,629
	salesforce.com, inc. 2.70% 2041	1,875	1,890
	Square, Inc. 3.50% 2031[7]	1,875	1,894
	Synaptics, Inc. 4.00% 2029[7]	675	679
	Unisys Corp. 6.875% 2027[7]	725	793
	VeriSign, Inc. 2.70% 2031	625	636
	Veritas Holdings, Ltd. 7.50% 2025[7]	3,860	4,030
	ViaSat, Inc. 5.625% 2027[7]	555	581
	Visa, Inc. 2.80% 2022	2,000	2,067
	Visa, Inc. 3.15% 2025	5,500	6,020
	Xerox Corp. 5.00% 2025[7]	2,925	3,091
	Xerox Corp. 5.50% 2028[7]	1,875	1,951

			133,311

Real estate 0.41%	Alexandria Real Estate Equities, Inc. 3.80% 2026	315	351
	Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,379
	Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	2,027
	Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,452
	Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	3,878
	Alexandria Real Estate Equities, Inc. 4.85% 2049	410	530
	American Campus Communities, Inc. 3.75% 2023	3,055	3,203
	American Campus Communities, Inc. 4.125% 2024	2,075	2,260
	American Campus Communities, Inc. 3.625% 2027	9,545	10,397
	American Campus Communities, Inc. 3.875% 2031	331	368
	American Tower Corp. 1.60% 2026	2,347	2,373
	American Tower Corp. 3.55% 2027	1,425	1,568
	American Tower Corp. 1.50% 2028	10,000	9,736
	American Tower Corp. 3.60% 2028	1,000	1,101
	Brandywine Operating Partnership LP 3.95% 2023	1,070	1,116
	Brookfield Property REIT, Inc. 5.75% 2026[7]	6,050	6,368
	Diversified Healthcare Trust 4.375% 2031	3,250	3,118
	Equinix, Inc. 1.45% 2026	6,787	6,825
	Equinix, Inc. 2.90% 2026	1,144	1,226
	Equinix, Inc. 1.80% 2027	1,295	1,312
	Equinix, Inc. 1.55% 2028	3,175	3,122
	Equinix, Inc. 2.00% 2028	2,234	2,246
	Equinix, Inc. 3.20% 2029	1,552	1,667
	Equinix, Inc. 2.50% 2031	1,710	1,741
	Equinix, Inc. 3.00% 2050	912	877
	Equinix, Inc. 3.40% 2052	2,731	2,814
	Essex Portfolio LP 3.875% 2024	1,000	1,077
	Essex Portfolio LP 3.50% 2025	6,825	7,393

American Funds Insurance Series        121

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Real estate (continued)	Gaming and Leisure Properties, Inc. 3.35% 2024	$1,263	$1,341
	Hospitality Properties Trust 4.50% 2023	1,945	1,998
	Hospitality Properties Trust 4.50% 2025	150	150
	Hospitality Properties Trust 4.95% 2027	500	499
	Hospitality Properties Trust 3.95% 2028	1,950	1,844
	Host Hotels & Resorts LP 4.50% 2026	355	390
	Howard Hughes Corp. 5.375% 2028[7]	2,450	2,606
	Howard Hughes Corp. 4.125% 2029[7]	1,860	1,866
	Howard Hughes Corp. 4.375% 2031[7]	2,015	2,012
	Iron Mountain, Inc. 5.25% 2030[7]	4,785	5,072
	Iron Mountain, Inc. 4.50% 2031[7]	2,650	2,686
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,255	2,326
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,530	2,606
	Ladder Capital Corp. 5.25% 2025[7]	440	448
	Park Intermediate Holdings LLC 4.875% 2029[7]	1,180	1,222
	Public Storage 2.37% 2022	565	578
	Public Storage 0.875% 2026	592	587
	Public Storage 1.85% 2028	2,490	2,511
	Public Storage 2.30% 2031	2,493	2,545
	QTS Realty Trust, Inc. 3.875% 2028[7]	2,025	2,168
	Realogy Corp. 5.75% 2029[7]	2,760	2,889
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[7]	875	878
	Scentre Group 3.25% 2025[7]	1,000	1,074
	Scentre Group 3.50% 2025[7]	3,075	3,307
	Scentre Group 3.75% 2027[7]	2,430	2,683
	UDR, Inc. 2.95% 2026	760	813
	Westfield Corp., Ltd. 3.15% 2022[7]	4,290	4,355

			132,979

Consumer staples 0.38%	7-Eleven, Inc. 0.80% 2024[7]	1,700	1,696
	7-Eleven, Inc. 0.95% 2026[7]	825	811
	7-Eleven, Inc. 1.30% 2028[7]	6,515	6,298
	Albertsons Companies, Inc. 3.50% 2029[7]	1,385	1,371
	Altria Group, Inc. 4.40% 2026	231	261
	Altria Group, Inc. 5.80% 2039	4,820	5,963
	Altria Group, Inc. 3.40% 2041	2,500	2,388
	Altria Group, Inc. 4.50% 2043	3,000	3,232
	Altria Group, Inc. 5.95% 2049	490	628
	Altria Group, Inc. 3.70% 2051	2,500	2,376
	Anheuser-Busch InBev NV 4.00% 2028	4,345	4,950
	Anheuser-Busch InBev NV 5.45% 2039	5,000	6,608
	B&G Foods, Inc. 5.25% 2025	2,175	2,237
	British American Tobacco International Finance PLC 3.95% 2025[7]	4,250	4,645
	British American Tobacco PLC 3.222% 2024	2,826	3,003
	British American Tobacco PLC 3.215% 2026	3,323	3,529
	British American Tobacco PLC 4.39% 2037	3,109	3,357
	British American Tobacco PLC 4.54% 2047	940	1,001
	Central Garden & Pet Co. 4.125% 2031[7]	1,395	1,415
	Coca-Cola Company 1.00% 2028	940	912
	Conagra Brands, Inc. 1.375% 2027	4,615	4,506
	Constellation Brands, Inc. 2.65% 2022	2,856	2,937
	Constellation Brands, Inc. 2.70% 2022	195	199
	Constellation Brands, Inc. 3.20% 2023	1,029	1,073
	Constellation Brands, Inc. 3.60% 2028	625	693
	Imperial Tobacco Finance PLC 3.50% 2023[7]	4,000	4,138
	Keurig Dr Pepper, Inc. 4.985% 2038	3,351	4,280
	Kimberly-Clark Corp. 3.10% 2030	329	364
	Kraft Heinz Company 3.875% 2027	2,475	2,721
	Kraft Heinz Company 4.375% 2046	1,140	1,294

122        American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer staples (continued)	Kraft Heinz Company 4.875% 2049	$3,760	$4,574
	Kraft Heinz Company 5.50% 2050	1,215	1,580
	Kronos Acquisition Holdings, Inc. 5.00% 2026[7]	1,695	1,723
	Nestlé Holdings, Inc. 1.00% 2027[7]	16,400	16,022
	Philip Morris International, Inc. 2.375% 2022	1,960	2,005
	Philip Morris International, Inc. 2.625% 2022	1,670	1,692
	Philip Morris International, Inc. 2.875% 2024	788	838
	Philip Morris International, Inc. 3.25% 2024	2,000	2,164
	Philip Morris International, Inc. 0.875% 2026	2,990	2,954
	Philip Morris International, Inc. 3.375% 2029	788	873
	Philip Morris International, Inc. 1.75% 2030	2,956	2,859
	Post Holdings, Inc. 4.625% 2030[7]	2,886	2,938
	Prestige Brands International, Inc. 3.75% 2031[7]	1,115	1,077
	Reckitt Benckiser Group PLC 2.375% 2022[7]	1,125	1,147
	Reynolds American, Inc. 5.85% 2045	2,030	2,489
	Simmons Foods, Inc. 4.625% 2029[7]	560	566

			124,387

	Total corporate bonds, notes & loans		2,264,966

Mortgage-backed obligations 5.53%

Federal agency mortgage-backed obligations 5.13%	Fannie Mae Pool #AD7072 4.00% 2025[16]	4	4
	Fannie Mae Pool #AE3069 4.00% 2025[16]	2	2
	Fannie Mae Pool #AE2321 4.00% 2025[16]	1	1
	Fannie Mae Pool #AH6431 4.00% 2026[16]	399	425
	Fannie Mae Pool #890329 4.00% 2026[16]	57	61
	Fannie Mae Pool #AH5618 4.00% 2026[16]	3	4
	Fannie Mae Pool #AH0829 4.00% 2026[16]	3	4
	Fannie Mae Pool #MA1109 4.00% 2027[16]	4	4
	Fannie Mae Pool #MA3653 3.00% 2029[16]	40	42
	Fannie Mae Pool #AL8347 4.00% 2029[16]	420	446
	Fannie Mae Pool #254767 5.50% 2033[16]	289	334
	Fannie Mae Pool #555956 5.50% 2033[16]	187	216
	Fannie Mae Pool #BN1085 4.00% 2034[16]	575	612
	Fannie Mae Pool #BN3172 4.00% 2034[16]	178	189
	Fannie Mae Pool #AS8554 3.00% 2036[16]	9,100	9,579
	Fannie Mae Pool #929185 5.50% 2036[16]	460	533
	Fannie Mae Pool #893641 6.00% 2036[16]	948	1,125
	Fannie Mae Pool #893688 6.00% 2036[16]	243	288
	Fannie Mae Pool #907239 6.00% 2036[16]	58	69
	Fannie Mae Pool #AD0249 5.50% 2037[16]	156	180
	Fannie Mae Pool #190379 5.50% 2037[16]	82	96
	Fannie Mae Pool #924952 6.00% 2037[16]	1,143	1,355
	Fannie Mae Pool #888292 6.00% 2037[16]	830	986
	Fannie Mae Pool #928031 6.00% 2037[16]	98	116
	Fannie Mae Pool #888637 6.00% 2037[16]	14	17
	Fannie Mae Pool #AD0119 6.00% 2038[16]	1,350	1,602
	Fannie Mae Pool #AD0095 6.00% 2038[16]	1,017	1,205
	Fannie Mae Pool #995674 6.00% 2038[16]	486	576
	Fannie Mae Pool #AE0021 6.00% 2038[16]	393	466
	Fannie Mae Pool #AL7164 6.00% 2038[16]	254	295
	Fannie Mae Pool #AB0538 6.00% 2038[16]	151	175
	Fannie Mae Pool #889983 6.00% 2038[16]	26	31
	Fannie Mae Pool #995391 6.00% 2038[16]	26	30
	Fannie Mae Pool #995224 6.00% 2038[16]	12	14
	Fannie Mae Pool #AD0833 6.00% 2039[16]	1	1
	Fannie Mae Pool #AL0013 6.00% 2040[16]	259	306
	Fannie Mae Pool #AL0309 6.00% 2040[16]	85	101
	Fannie Mae Pool #MA4333 2.00% 2041[16]	9,698	9,867
	Fannie Mae Pool #MA4387 2.00% 2041[16]	8,842	9,034

American Funds Insurance Series        123

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #MA4364 2.00% 2041[16]	$2,802	$2,845
	Fannie Mae Pool #AB4536 6.00% 2041[16]	552	652
	Fannie Mae Pool #AL7228 6.00% 2041[16]	353	411
	Fannie Mae Pool #AP2131 3.50% 2042[16]	4,521	4,873
	Fannie Mae Pool #AU8813 4.00% 2043[16]	2,701	3,013
	Fannie Mae Pool #AU9348 4.00% 2043[16]	1,561	1,741
	Fannie Mae Pool #AU9350 4.00% 2043[16]	1,314	1,452
	Fannie Mae Pool #AL8773 3.50% 2045[16]	7,747	8,346
	Fannie Mae Pool #AL8354 3.50% 2045[16]	1,951	2,116
	Fannie Mae Pool #BC4764 3.00% 2046[16]	16,398	17,265
	Fannie Mae Pool #AL8522 3.50% 2046[16]	3,919	4,251
	Fannie Mae Pool #BD9699 3.50% 2046[16]	1,707	1,841
	Fannie Mae Pool #BD9307 4.00% 2046[16]	1,715	1,866
	Fannie Mae Pool #BC7611 4.00% 2046[16]	401	438
	Fannie Mae Pool #CA0770 3.50% 2047[16]	2,617	2,775
	Fannie Mae Pool #BE1290 3.50% 2047[16]	2,569	2,740
	Fannie Mae Pool #MA3211 4.00% 2047[16]	4,946	5,303
	Fannie Mae Pool #257036 7.00% 2047[16]	8	10
	Fannie Mae Pool #256975 7.00% 2047[16]	2	2
	Fannie Mae Pool #FM3278 3.50% 2048[16]	28,331	29,872
	Fannie Mae Pool #BK7655 3.891% 2048[14,16]	570	596
	Fannie Mae Pool #CA2377 4.00% 2048[16]	11,397	12,162
	Fannie Mae Pool #BK6971 4.00% 2048[16]	160	171
	Fannie Mae Pool #MA3277 4.00% 2048[16]	20	21
	Fannie Mae Pool #BK5255 4.00% 2048[16]	19	21
	Fannie Mae Pool #CA2493 4.50% 2048[16]	1,296	1,399
	Fannie Mae Pool #CA4756 3.00% 2049[16]	8,470	8,964
	Fannie Mae Pool #BK8767 4.00% 2049[16]	133	144
	Fannie Mae Pool #MA4381 3.50% 2051[16]	668	709
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[16]	112	129
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[16]	30	37
	Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[14,16]	1,046	1,067
	Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[16]	1,109	1,121
	Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[16]	763	767
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.185% 2023[14,16]	4,816	5,045
	Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[14,16]	5,071	5,352
	Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[14,16]	4,330	4,604
	Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[14,16]	5,518	5,876
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[14,16]	3,972	4,223
	Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.559% 2026[14,16]	9,665	10,330
	Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[14,16]	2,891	3,142
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[16]	62	57
	Freddie Mac Pool #ZK7598 3.00% 2027[16]	8,407	8,893
	Freddie Mac Pool #ZK7580 3.00% 2027[16]	3,772	3,992
	Freddie Mac Pool #C91912 3.00% 2037[16]	15,917	16,761
	Freddie Mac Pool #G03978 5.00% 2038[16]	587	673
	Freddie Mac Pool #G04553 6.50% 2038[16]	76	87
	Freddie Mac Pool #G08347 4.50% 2039[16]	97	109
	Freddie Mac Pool #C03518 5.00% 2040[16]	938	1,066
	Freddie Mac Pool #RB5118 2.00% 2041[16]	30,065	30,717
	Freddie Mac Pool #Q05807 4.00% 2042[16]	2,437	2,669
	Freddie Mac Pool #Q23185 4.00% 2043[16]	1,711	1,909
	Freddie Mac Pool #Q23190 4.00% 2043[16]	1,162	1,280
	Freddie Mac Pool #760014 2.977% 2045[14,16]	309	323
	Freddie Mac Pool #Q37988 4.00% 2045[16]	8,593	9,434
	Freddie Mac Pool #G60344 4.00% 2045[16]	7,261	8,002
	Freddie Mac Pool #Z40130 3.00% 2046[16]	5,757	6,189
	Freddie Mac Pool #Q41909 4.50% 2046[16]	625	681
	Freddie Mac Pool #Q41090 4.50% 2046[16]	392	428
	Freddie Mac Pool #760015 2.679% 2047[14,16]	729	760
	Freddie Mac Pool #Q46021 3.50% 2047[16]	1,679	1,798

124        American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #SI2002 4.00% 2048[16]	$4,244	$4,543
	Freddie Mac Pool #SD7507 3.00% 2049[16]	28,669	30,468
	Freddie Mac Pool #SD7528 2.00% 2050[16]	21,370	21,679
	Freddie Mac Pool #RA2020 3.00% 2050[16]	11,406	12,048
	Freddie Mac Pool #SD8164 3.50% 2051[16]	6,835	7,241
	Freddie Mac Pool #SD8158 3.50% 2051[16]	81	85
	Freddie Mac, Series T041, Class 3A, 5.051% 2032[14,16]	223	249
	Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[16]	3,025	3,129
	Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[16]	5,555	5,876
	Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[16]	4,265	4,554
	Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[16]	4,000	4,357
	Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[14,16]	9,778	10,769
	Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[16]	10,050	10,779
	Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[16]	7,370	8,055
	Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[16]	4,755	5,252
	Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[16]	5,770	6,407
	Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[16]	4,375	4,885
	Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[16]	3,237	3,755
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[16]	7,331	7,666
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[14,16]	7,326	7,664
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[14,16]	3,730	3,901
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[14,16]	1,622	1,710
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[14,16]	1,225	1,320
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[16]	2,805	2,948
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[16]	2,553	2,786
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[16]	1,003	1,094
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[16]	13,732	14,473
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[16]	7,694	8,084
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[16]	3,013	3,187
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[16]	3,969	4,173
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[16]	6,190	6,601
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[16]	2,455	2,712
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.392% 2027[14,16]	777	788
	Government National Mortgage Assn. 2.00% 2051[16,17]	89,533	91,027
	Government National Mortgage Assn. 2.50% 2051[16,17]	21,529	22,241
	Government National Mortgage Assn. 3.00% 2051[16,17]	28,369	29,591
	Government National Mortgage Assn. 3.00% 2051[16,17]	7,413	7,735
	Government National Mortgage Assn. 3.50% 2051[16,17]	26,752	28,085
	Government National Mortgage Assn. 4.00% 2051[16,17]	13,107	13,841
	Government National Mortgage Assn. 4.50% 2051[16,17]	10,000	10,658
	Government National Mortgage Assn. Pool #BD7245 4.00% 2048[16]	1,025	1,106
	Government National Mortgage Assn. Pool #MA5876 4.00% 2049[16]	11,073	11,741
	Government National Mortgage Assn. Pool #MA5986 4.00% 2049[16]	1,442	1,530
	Government National Mortgage Assn. Pool #MA5764 4.50% 2049[16]	18,936	20,210
	Government National Mortgage Assn. Pool #MA6092 4.50% 2049[16]	4,689	5,001
	Government National Mortgage Assn. Pool #MA5877 4.50% 2049[16]	2,770	2,962

American Funds Insurance Series        125

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Government National Mortgage Assn. Pool #MA7419 3.00% 2051[16]	$38,218	$40,144
	Uniform Mortgage-Backed Security 1.50% 2036[16,17]	19,795	19,972
	Uniform Mortgage-Backed Security 2.00% 2036[16,17]	52,169	53,812
	Uniform Mortgage-Backed Security 2.50% 2036[16,17]	638	665
	Uniform Mortgage-Backed Security 3.00% 2036[16,17]	8,784	9,230
	Uniform Mortgage-Backed Security 2.00% 2051[16,17]	88,984	89,495
	Uniform Mortgage-Backed Security 2.50% 2051[16,17]	213,092	219,526
	Uniform Mortgage-Backed Security 2.50% 2051[16,17]	5,863	6,053
	Uniform Mortgage-Backed Security 3.00% 2051[16,17]	94,201	98,048
	Uniform Mortgage-Backed Security 3.00% 2051[16,17]	44,573	46,435
	Uniform Mortgage-Backed Security 3.50% 2051[16,17]	141,729	149,283
	Uniform Mortgage-Backed Security 3.50% 2051[16,17]	8,114	8,542
	Uniform Mortgage-Backed Security 4.00% 2051[16,17]	112,136	119,512
	Uniform Mortgage-Backed Security 4.50% 2051[16,17]	41,792	44,966

			1,658,560

Commercial mortgage-backed securities 0.22%	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[16]	2,909	3,013
	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.923% 2036[7,14,16]	2,000	2,004
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[16]	1,000	1,105
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[16]	2,960	3,039
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 2038[7,14,16]	7,538	7,552
	BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.97% 2038[7,14,16]	1,361	1,365
	BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.20% 2038[7,14,16]	1,229	1,233
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[16]	904	936
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[16]	4,735	5,205
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[16]	1,201	1,270
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[7,14,16]	1,574	1,579
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.455% 2038[7,14,16]	1,437	1,443
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.775% 2038[7,14,16]	1,501	1,509
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[7,16]	5,201	5,320
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[16]	5,602	5,794
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[7,16]	1,431	1,470
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[7,16]	13,772	14,110
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.951% 2026[7,14,16]	3,950	3,960
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[16]	879	927
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[16]	927	967
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[7,16]	7,020	7,333

			71,134

Collateralized mortgage-backed obligations (privately originated) 0.18%	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[7,14,16]	2,024	2,039
	Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[7,14,16]	1,219	1,220
	Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.692% 2029[7,14,16]	3,810	3,823
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,14,16]	1,874	1,958
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[7,16]	4,191	4,332
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[7,14,16]	2,946	2,991
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[16]	183	193
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,16]	9,761	10,612

126        American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) (continued)	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,16]	$3,466	$3,791
	JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[7,14,16]	733	749
	JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[7,14,16]	700	714
	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,14,16]	4,805	4,828
	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[7,14,16]	1,322	1,331
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,14,16]	656	658
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[16]	417	432
	Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2052[7,14,16]	3,001	3,006
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.077% 2023[7,14,16]	2,862	2,867
	MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[7,14,16]	7,829	7,834
	Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[7,14,16]	1,485	1,508
	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[7,14,16]	754	752
	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[7,14,16]	1,015	1,031
	Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2054[7,14,16]	1,300	1,301
	TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[7,16]	845	834

			58,804

	Total mortgage-backed obligations		1,788,498

Asset-backed obligations 0.96%

	Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[7,16]	1,920	1,994
	Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[7,16]	1,114	1,184
	Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[7,16]	3,100	3,352
	Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[7,16]	13,378	13,390
	Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[7,16]	539	556
	Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[7,16]	138	146
	Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.12% 2030[7,14,16]	2,875	2,875
	Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.134% 2030[7,14,16]	1,639	1,639
	ARES CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.114% 2028[7,14,16]	3,510	3,510
	Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[7,14,16]	3,660	3,660
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[7,16]	981	982
	CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[16]	409	410
	Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.151% 2030[7,14,16]	5,185	5,185
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[7,16]	5,454	5,548
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[7,16]	1,858	1,889
	CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[7,16]	945	962
	CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[7,16]	177	179
	CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[7,16]	6,402	6,452
	CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[7,16]	822	830
	CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[7,16]	1,778	1,790
	CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[7,16]	1,435	1,450
	CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[7,16]	6,427	6,491
	CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[7,16]	914	933
	CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[7,16]	1,912	1,900
	Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,14,16]	395	397
	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[7,16]	2,964	3,016
	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[16]	307	308
	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[16]	820	836
	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[16]	2,262	2,304
	Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[7,16]	94	94

American Funds Insurance Series        127

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)

Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,16]	$110	$111
Dryden Senior Loan Fund, Series 2017-47A, Class A1R, CLO, (3-month USD-LIBOR + 0.98%) 1.17% 2028[7,14,16]	5,478	5,478
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[7,16]	485	487
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[7,16]	13,444	13,437
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[7,16]	4,330	4,395
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,16]	4,825	5,124
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,16]	6,000	6,448
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[7,16]	8,861	9,207
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,16]	9,605	10,372
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[7,16]	868	884
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[7,16]	349	349
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[7,16]	2,987	3,144
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[7,16]	12,617	12,789
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[7,16]	15,817	15,988
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[7,16]	654	666
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[7,16]	4,811	4,796
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[7,16]	8,452	8,485
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[7,16]	634	637
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[7,16]	405	407
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[7,16]	9,163	9,194
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[7,16]	685	689
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[7,16]	429	432
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[7,16]	241	242
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[7,16]	311	313
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[7,16]	118	118
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[7,16]	292	294
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[16]	1,957	1,982
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.184% 2029[7,14,16]	4,048	4,048
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.186% 2030[7,14,16]	5,545	5,545
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.334% 2029[7,14,16]	4,230	4,230
Mercury Financial, Series 2021-1A, Class A, 1.54% 2026[7,16]	4,700	4,717
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[7,16]	7,858	7,882
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[7,16]	9,048	9,060
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[7,16]	14,949	15,002
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[7,14,16]	1,765	1,765
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.147% 2028[7,14,16]	2,682	2,685
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[7,14,16]	769	769
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[7,14,16]	4,634	4,634
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[16]	436	438
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[16]	345	352
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[16]	1,000	1,050
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 0.823% 2053[7,14,16]	7,547	7,617
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.156% 2030[7,14,16]	3,233	3,233
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.182% 2030[7,14,16]	5,530	5,533
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[7,14,16]	2,985	2,985

128        American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Asset-backed obligations (continued)

	TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[7,16]	$2,195	$2,217
	TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[7,16]	246	251
	Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[7,16]	950	959
	Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[7,16]	1,054	1,045
	Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[7,16]	5,066	5,144
	Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[7,16]	3,250	3,429
	Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[7,16]	889	905
	Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[7,14,16]	7,257	7,269
	Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[7,16]	11,976	12,071
	Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[7,16]	3,221	3,210
	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[7,16]	716	719
	Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[7,16]	1,390	1,410

			310,904

Bonds & notes of governments & government agencies outside the U.S. 0.18%

	Asian Development Bank 1.00% 2026	5,130	5,148
	CPPIB Capital, Inc. 2.25% 2022[7]	4,286	4,336
	CPPIB Capital, Inc. 2.75% 2027[7]	6,600	7,188
	KfW 2.125% 2022	375	380
	Manitoba (Province of) 3.05% 2024	2,600	2,780
	Morocco (Kingdom of) 3.00% 2032[7]	3,000	2,905
	Morocco (Kingdom of) 4.00% 2050[7]	3,000	2,790
	Peru (Republic of) 1.862% 2032	2,525	2,349
	Peru (Republic of) 2.78% 2060	3,775	3,377
	Qatar (State of) 3.375% 2024[7]	2,315	2,486
	Qatar (State of) 4.00% 2029[7]	745	859
	Qatar (State of) 4.817% 2049[7]	750	968
	Quebec (Province of) 2.375% 2022	5,057	5,120
	Quebec (Province of) 2.75% 2027	9,000	9,768
	Saudi Arabia (Kingdom of) 3.25% 2030[7]	1,750	1,888
	Saudi Arabia (Kingdom of) 5.25% 2050[7]	1,000	1,312
	United Mexican States 2.659% 2031	2,703	2,647
	United Mexican States 3.771% 2061	1,528	1,425

			57,726

Federal agency bonds & notes 0.11%

	Fannie Mae 1.875% 2026	13,000	13,634
	Fannie Mae 0.875% 2030[9]	23,958	22,723

			36,357

Municipals 0.09%

Connecticut 0.00%	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	25	26
	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	20	21

			47

Florida 0.03%	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	5,425
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	5,474

			10,899

Illinois 0.02%	G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	4,125	4,894

American Funds Insurance Series        129

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Municipals (continued)

Maryland 0.00%	Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	$30	$30

Minnesota 0.00%	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	55	58

Nebraska 0.00%	Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15

New York 0.02%	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026	2,865	2,870

	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	4,745	4,773

			7,643

Ohio 0.02%	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,200	5,458

South Carolina 0.00%	Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	20	21

South Dakota 0.00%	Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	5	5

Tennessee 0.00%	Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	10	10

	Total municipals		29,080

	Total bonds, notes & other debt instruments (cost: $6,574,324,000)		6,801,368

Short-term securities 7.54%		Shares

Money market investments 7.47%

	Capital Group Central Cash Fund 0.04%[6,18]	24,159,533	2,415,954

130        American Funds Insurance Series

Asset Allocation Fund  (continued)

Short-term securities (continued)	Shares	Value (000)

Money market investments purchased with collateral from securities on loan 0.07%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[18,19]	12,924,647	$12,924
Capital Group Central Cash Fund 0.04%[6,18,19]	104,483	10,448
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[18,19]	68,626	69

		23,441

Total short-term securities (cost: $2,439,255,000)		2,439,395

Total investment securities 103.98% (cost: $23,413,273,000)		33,634,369

Other assets less liabilities (3.98)%		(1,288,428)

Net assets 100.00%		$32,345,941

Futures contracts
Contracts	Type	Number of contracts	Expiration	Notional amount (000) [20]	Value at 6/30/2021 (000) [21]	Unrealized (depreciation) appreciation at 6/30/2021 (000)

2 Year U.S. Treasury Note Futures	Long	1,129	October 2021	$225,800	$ 248,741	$ (435)
5 Year U.S. Treasury Note Futures	Short	4,213	October 2021	(421,300)	(520,009)	901
10 Year U.S. Treasury Note Futures	Short	990	September 2021	(99,000)	(131,175)	(415)
10 Year Ultra U.S. Treasury Note Futures	Short	1,742	September 2021	(174,200)	(256,428)	(3,097)
20 Year U.S. Treasury Bond Futures	Short	235	September 2021	(23,500)	(37,776)	(300)
30 Year Ultra U.S. Treasury Bond Futures	Short	207	September 2021	(20,700)	(39,886)	(517)
						$(3,863)

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)

U.S. EFFR	0.0795%	7/13/2025	$39,521	$862	$–	$862

Credit default swaps

    Centrally cleared credit default swaps on credit indices – buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)

CDX.NA.IG.36	1.00%/Quarterly	6/20/2026	$102,000	$(2,590)	$(2,208)	$(382)

Investments in affiliates[6]

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)

Common stocks 0.55%

Health care 0.03%
NuCana PLC (ADR)[1]	$13,367	$–	$–	$–	$ (5,120)	$8,247	$–

American Funds Insurance Series        131

Asset Allocation Fund  (continued)

Investments in affiliates[6] (continued)

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Consumer discretionary 0.52%
Kontoor Brands, Inc.	$150,072	$–		$36,658	$14,043	$41,773	$169,230	$2,800

Total common stocks							177,477

Investment funds 5.20%
Capital Group Central Corporate Bond Fund	–	1,677,901		–	–	3,297	1,681,198	259

Short-term securities 7.50%
Money market investments 7.47%
Capital Group Central Cash Fund 0.04%[18]	2,273,691	2,311,312		2,168,827	(9)	(213)	2,415,954	992

Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.04%[18,19]	–	10,448	[22]				10,448	–	[23]

Total short-term securities							2,426,402

Total 13.25%					$14,034	$39,737	$4,285,077	$4,051

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $25,453,000, which represented ..08% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $41,116,000, which represented .13% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

[6]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,281,012,000, which represented 3.96% of the net assets of the fund.

[8]	Amount less than one thousand.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,221,000, which represented .04% of the net assets of the fund.
[1][0]	Index-linked bond whose principal amount moves with a government price index.
[11]	Step bond; coupon rate may change at a later date.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[14]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[15]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $15,993,000, which represented .05% of the net assets of the fund.

[16]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[17]	Purchased on a TBA basis.
[18]	Rate represents the seven-day yield at 6/30/2021.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	Notional amount is calculated based on the number of contracts and notional contract size.
[21]	Value is calculated based on the notional amount and current market price.
[22]	Represents net activity. Refer to Note 5 for more information on securities lending.
[23]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Rotech Healthcare, Inc.	9/26/2013	$6,949	$ 19,795	.06%

Extraction Oil & Gas, Inc.	1/20/2021	555	1,184	.00

Total private placement securities		$7,504	$20,979	.06%

132        American Funds Insurance Series

Asset Allocation Fund  (continued)

Key to abbreviations and symbol

ADR = American Depositary Receipts

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dept. = Department

Dev. = Development

EFFR = Effective Federal Funds Rate

Fin. = Finance

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Ref. = Refunding Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series        133

Global Balanced Fund

Investment portfolio June 30, 2021	unaudited

Common stocks 61.22%		Shares	Value (000)

Information technology 13.80%	Taiwan Semiconductor Manufacturing Company, Ltd.	658,000	$14,052
	Microsoft Corp.	43,721	11,844
	Broadcom, Inc.	17,809	8,492
	ASML Holding NV	10,504	7,217
	PagSeguro Digital, Ltd., Class A1	84,179	4,707
	Tokyo Electron, Ltd.	10,500	4,544
	Amadeus IT Group SA, Class A, non-registered shares[1]	33,031	2,323
	Edenred SA	33,076	1,885
	Visa, Inc., Class A	7,691	1,798
	Keyence Corp.	3,400	1,716
	Mastercard, Inc., Class A	4,466	1,631
	Amphenol Corp., Class A	23,612	1,615
	Murata Manufacturing Co., Ltd.	15,800	1,206

			63,030

Health care 8.89%	AstraZeneca PLC	49,835	5,986
	UnitedHealth Group, Inc.	13,787	5,521
	Pfizer, Inc.	116,586	4,565
	Danaher Corp.	12,903	3,463
	Humana Inc.	7,588	3,359
	Thermo Fisher Scientific, Inc.	5,194	2,620
	Mettler-Toledo International, Inc.[1]	1,781	2,467
	Coloplast A/S, Class B	14,862	2,439
	Merck & Co., Inc.	28,792	2,239
	Carl Zeiss Meditec AG, non-registered shares	8,497	1,642
	Fisher & Paykel Healthcare Corp., Ltd.	74,190	1,614
	Gilead Sciences, Inc.	21,202	1,460
	Cigna Corp.	5,904	1,400
	Novartis AG	11,212	1,022
	Bayer AG	12,374	751
	Organon & Co.[1]	1,695	51

			40,599

Financials 7.86%	JPMorgan Chase & Co.	50,515	7,857
	Berkshire Hathaway, Inc., Class A1	14	5,861
	Berkshire Hathaway, Inc., Class B1	216	60
	Brookfield Asset Management, Inc., Class A (CAD denominated)	58,884	3,004
	Aon PLC, Class A	10,249	2,447
	Zurich Insurance Group AG	6,002	2,408
	BlackRock, Inc.	2,556	2,236
	AIA Group, Ltd.	178,000	2,212
	Hong Kong Exchanges and Clearing, Ltd.	36,800	2,194
	S&P Global, Inc.	4,998	2,052
	Deutsche Boerse AG	9,146	1,596
	FinecoBank SpA[1]	75,768	1,321
	B3 SA-Brasil, Bolsa, Balcao	389,658	1,318
	Legal & General Group PLC	362,095	1,290
	Brookfield Asset Management Reinsurance Partners, Ltd., Class A (CAD denominated)[1]	405	21

			35,877

Consumer discretionary 7.30%	Home Depot, Inc.	30,381	9,688
	LVMH Moët Hennessy-Louis Vuitton SE	6,242	4,895
	Domino’s Pizza, Inc.	8,432	3,933
	Amazon.com, Inc.[1]	772	2,656
	Ocado Group PLC[1]	78,363	2,171
	Darden Restaurants, Inc.	14,828	2,165
	Restaurant Brands International, Inc. (CAD denominated)	29,571	1,905
	General Motors Company[1]	29,566	1,749

134        American Funds Insurance Series

Global Balanced Fund  (continued)

Common stocks (continued)		Shares	Value (000)

Consumer discretionary (continued)	Booking Holdings, Inc.[1]	704	$1,540
	Industria de Diseño Textil, SA	32,265	1,137
	Stellantis NV	48,207	946
	Wynn Resorts, Ltd.[1]	4,407	539

			33,324

Consumer staples 6.71%	Nestlé SA	72,154	8,985
	Philip Morris International, Inc.	60,296	5,976
	Altria Group, Inc.	71,119	3,391
	Kweichow Moutai Co., Ltd., Class A	10,500	3,342
	British American Tobacco PLC	76,169	2,950
	British American Tobacco PLC (ADR)	3,765	148
	Keurig Dr Pepper, Inc.	84,587	2,981
	Coca-Cola Europacific Partners PLC	17,523	1,039
	Budweiser Brewing Co. APAC, Ltd.	308,000	972
	Procter & Gamble Company	6,527	881

			30,665

Industrials 5.20%	SITC International Holdings Co., Ltd.	937,000	3,916
	Airbus SE, non-registered shares[1]	22,178	2,852
	Spirax-Sarco Engineering PLC	10,948	2,062
	Lockheed Martin Corp.	5,420	2,051
	SMC Corp.	3,100	1,832
	Nidec Corp.	15,200	1,761
	Watsco, Inc.	5,594	1,603
	MTU Aero Engines AG	6,193	1,534
	CSX Corp.	41,109	1,319
	BAE Systems PLC	170,770	1,233
	United Parcel Service, Inc., Class B	5,422	1,127
	Honeywell International, Inc.	4,767	1,046
	Union Pacific Corp.	4,256	936
	Boeing Company[1]	2,057	493

			23,765

Materials 2.99%	Croda International PLC	26,816	2,733
	Vale SA, ordinary nominative shares	118,297	2,694
	Givaudan SA	560	2,604
	Akzo Nobel NV	12,477	1,542
	LyondellBasell Industries NV	14,783	1,521
	Koninklijke DSM NV	7,351	1,372
	Rio Tinto PLC	14,634	1,204

			13,670

Communication services 2.76%	Alphabet, Inc., Class C1	1,456	3,649
	SoftBank Corp.	253,100	3,312
	Verizon Communications, Inc.	49,974	2,800
	Nintendo Co., Ltd.	3,800	2,210
	América Móvil, SAB de CV, Series L (ADR)	41,843	628

			12,599

American Funds Insurance Series        135

Global Balanced Fund  (continued)

Common stocks (continued)		Shares	Value (000)

Real estate 2.51%	Crown Castle International Corp. REIT	15,806	$3,084
	Equinix, Inc. REIT	2,956	2,373
	American Tower Corp. REIT	6,662	1,800
	Longfor Group Holdings, Ltd.	318,500	1,784
	Gaming and Leisure Properties, Inc. REIT	36,680	1,699
	Shimao Group Holdings, Ltd.	290,000	711

			11,451

Energy 2.29%	TC Energy Corp. (CAD denominated)	57,287	2,835
	BP PLC	545,052	2,375
	Baker Hughes Co., Class A	73,987	1,692
	Chevron Corp.	13,291	1,392
	Pioneer Natural Resources Company	7,328	1,191
	Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	78,873	964

			10,449

Utilities 0.91%	Enel SpA	362,163	3,363
	Brookfield Infrastructure Partners LP	14,608	811

			4,174

	Total common stocks (cost: $174,263,000)		279,603

Preferred securities 0.37%

Information technology 0.37%	Samsung Electronics Co., Ltd., nonvoting preferred shares	25,715	1,683

	Total preferred securities (cost: $1,314,000)		1,683

Convertible stocks 0.36%

Utilities 0.36%	AES Corp., convertible preferred units, 6.875% 2024	15,300	1,646

	Total convertible stocks (cost: $1,530,000)		1,646

Bonds, notes & other debt instruments 30.10%		Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 14.04%

	Abu Dhabi (Emirate of) 2.50% 2022[2]	$200	206
	Abu Dhabi (Emirate of) 0.75% 2023[2]	275	277
	Agricultural Development Bank of China 3.75% 2029	CNY550	86
	Agricultural Development Bank of China 2.96% 2030	4,350	645
	Australia (Commonwealth of), Series 152, 2.75% 2028	A$885	738
	Australia (Commonwealth of), Series 163, 1.00% 2031	660	470
	Australia (Commonwealth of), Series 162, 1.75% 2051	400	265
	Brazil (Federative Republic of) 0% 2021	BRL3,000	603
	Brazil (Federative Republic of) 6.00% 2024[3]	3,000	651
	Canada 2.25% 2025	C$1,400	1,193
	Canada 0.25% 2026	570	445
	Canada 2.25% 2029	1,265	1,098
	China (People’s Republic of), Series 1916, 3.12% 2026	CNY8,650	1,349
	China (People’s Republic of), Series INBK, 2.85% 2027	7,000	1,072
	China (People’s Republic of), Series IMBK, 3.28% 2027	400	63
	China (People’s Republic of), Series 1906, 3.29% 2029	5,500	863
	China (People’s Republic of), Series 1910, 3.86% 2049	4,610	736
	China (People’s Republic of), Series INBK, 3.39% 2050	300	44
	China (People’s Republic of), Series INBK, 3.81% 2050	7,480	1,188
	China Development Bank Corp., Series 2008, 2.89% 2025	3,240	496

136        American Funds Insurance Series

Global Balanced Fund  (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

China Development Bank Corp., Series 2004, 3.43% 2027	CNY1,060	$165
China Development Bank Corp., Series 1805, 4.04% 2028	8,230	1,319
China Development Bank Corp., Series 1805, 4.88% 2028	2,040	343
China Development Bank Corp., Series 1905, 3.48% 2029	11,080	1,713
Colombia (Republic of) 5.75% 2027	COP1,978,800	505
Czech Republic 0% 2024	CZK1,000	44
Czech Republic 1.25% 2025	13,000	599
French Republic O.A.T. 0% 2030	€1,320	1,561
French Republic O.A.T. 3.25% 2045	160	296
Germany (Federal Republic of) 0% 2025	822	1,001
Germany (Federal Republic of) 0.25% 2029	600	748
Germany (Federal Republic of) 0% 2030	642	782
Germany (Federal Republic of) 0% 2036	1,300	1,529
Germany (Federal Republic of) 0% 2050	655	714
Greece (Hellenic Republic of) 3.375% 2025	300	401
Greece (Hellenic Republic of) 3.75% 2028	280	406
Greece (Hellenic Republic of) 3.875% 2029	270	400
India (Republic of) 5.15% 2025	INR28,000	370
Indonesia (Republic of), Series 78, 8.25% 2029	IDR4,301,000	331
Indonesia (Republic of), Series 82, 7.00% 2030	1,000,000	71
Indonesia (Republic of), Series 87, 6.50% 2031	2,010,000	138
Indonesia (Republic of), Series 74, 7.50% 2032	597,000	44
Indonesia (Republic of), Series 65, 6.625% 2033	1,493,000	103
Israel (State of) 2.875% 2024	€200	257
Israel (State of) 1.50% 2027	100	128
Italy (Republic of) 0.10% 2023[3]	788	958
Italy (Republic of) 0.95% 2027	246	303
Italy (Republic of) 0.25% 2028	820	963
Italy (Republic of) 1.35% 2030	660	829
Japan, Series 134, 0.10% 2022	¥16,000	144
Japan, Series 17, 0.10% 2023[3]	10,480	95
Japan, Series 19, 0.10% 2024[3]	30,420	278
Japan, Series 18, 0.10% 2024[3]	20,840	190
Japan, Series 145, 0.10% 2025	98,050	891
Japan, Series 21, 0.10% 2026[3]	40,583	373
Japan, Series 346, 0.10% 2027	173,250	1,577
Japan, Series 22, 0.10% 2027[3]	25,438	234
Japan, Series 23, 0.10% 2028[3]	66,456	614
Japan, Series 24, 0.10% 2029[3]	213,816	1,980
Japan, Series 360, 0.10% 2030	368,900	3,343
Japan, Series 152, 1.20% 2035	303,400	3,094
Japan, Series 42, 1.70% 2044	94,100	1,061
Japan, Series 37, 0.60% 2050	26,950	238
Japan, Series 70, 0.70% 2051	13,050	118
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR1,380	351
Malaysia (Federation of), Series 0417, 3.899% 2027	1,300	330
Malaysia (Federation of), Series 0318, 4.642% 2033	400	105
Malaysia (Federation of), Series 0418, 4.893% 2038	2,800	732
Malaysia (Federation of), Series 0519, 3.757% 2040	1,650	374
Malaysia (Federation of), Series 0216, 4.736% 2046	409	104
Morocco (Kingdom of) 3.50% 2024	€100	130
Morocco (Kingdom of) 1.375% 2026	130	157
Morocco (Kingdom of) 1.50% 2031	125	139
Morocco (Kingdom of) 1.50% 2031	100	112
National Highways Authority of India 7.17% 2021	INR30,000	410
Netherlands (Kingdom of the) 5.50% 2028	€100	165
Norway (Kingdom of) 1.75% 2025	NKr4,500	537
Nova Scotia (Province of) 3.15% 2051	C$170	151
Peru (Republic of) 2.392% 2026	$90	93
Philippines (Republic of) 0.001% 2024	¥100,000	894
Philippines (Republic of) 0.25% 2025	€100	119

American Funds Insurance Series        137

Global Balanced Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

	Philippines (Republic of) 1.648% 2031	$200	$193
	Poland (Republic of), Series 1029, 2.75% 2029	PLN410	118
	Qatar (State of) 3.40% 2025[2]	$200	218
	Romania 3.624% 2030	€692	950
	Romania 3.624% 2030	225	309
	Romania 2.00% 2032	100	120
	Romania 2.00% 2033	540	637
	Romania 3.50% 2034	65	88
	Romania 3.875% 2035	170	237
	Romania 3.375% 2038	80	104
	Romania 4.625% 2049	39	59
	Romania 3.375% 2050	73	93
	Russian Federation 7.00% 2023	RUB16,600	228
	Russian Federation 2.875% 2025	€200	260
	Russian Federation 2.875% 2025	100	130
	Russian Federation 4.25% 2027	$200	224
	Russian Federation 6.90% 2029	RUB25,250	344
	Russian Federation 7.65% 2030	38,320	546
	Russian Federation 5.90% 2031	5,620	71
	Russian Federation 8.50% 2031	5,530	83
	Russian Federation 7.70% 2033	23,030	330
	Russian Federation 7.25% 2034	8,140	113
	Saudi Arabia (Kingdom of) 2.894% 2022[2]	$200	204
	Serbia (Republic of) 3.125% 2027	€640	846
	Serbia (Republic of) 3.125% 2027	125	165
	South Korea (Republic of), Series 2209, 2.00% 2022	KRW560,000	503
	Spain (Kingdom of) 1.25% 2030	€480	616
	Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	$250	246
	Tunisia (Republic of) 6.75% 2023	€150	173
	Ukraine 6.75% 2026	150	194
	Ukraine 6.876% 2029[2]	$250	260
	United Kingdom 1.75% 2022	£280	395
	United Kingdom 2.75% 2024	50	75
	United Kingdom 0.375% 2030	730	976
	United Kingdom 4.75% 2030	460	870
	United Kingdom 4.25% 2032	280	525
	United Kingdom 4.50% 2034	225	447
	United Kingdom 0.625% 2035	675	879
	United Kingdom 3.25% 2044	250	484
	United Kingdom 0.625% 2050	95	112
	United Kingdom 1.25% 2051	114	158
	United Mexican States, Series M, 7.50% 2027	MXN20,240	1,059
	United Mexican States, Series M20, 8.50% 2029	11,500	635
	United Mexican States, Series M, 8.00% 2047	4,000	212

			64,131

U.S. Treasury bonds & notes 10.53%

U.S. Treasury 10.46%	U.S. Treasury 0.125% 2022	$7,085	7,082
	U.S. Treasury 1.875% 2022	700	707
	U.S. Treasury 0.125% 2023	790	790
	U.S. Treasury 0.375% 2025	10,167	9,984
	U.S. Treasury 0.75% 2026	2,075	2,066
	U.S. Treasury 0.875% 2026	454	454
	U.S. Treasury 2.25% 2027	300	321
	U.S. Treasury 2.875% 2028	1,275	1,416
	U.S. Treasury 2.875% 2028	700	779
	U.S. Treasury 0.625% 2030	2,640	2,467
	U.S. Treasury 0.625% 2030	650	606
	U.S. Treasury 0.875% 2030[4]	12,375	11,766
	U.S. Treasury 1.625% 2031	375	381

138        American Funds Insurance Series

Global Balanced Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury (continued)	U.S. Treasury 1.875% 2041	$1,345	$1,316
	U.S. Treasury 2.25% 2041	525	546
	U.S. Treasury 2.875% 2046	400	463
	U.S. Treasury 1.25% 2050	140	114
	U.S. Treasury 1.375% 2050[4]	6,514	5,479
	U.S. Treasury 2.375% 2051	990	1,056

			47,793

U.S. Treasury inflation-protected securities 0.07%	U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	223	299

	Total U.S. Treasury bonds & notes		48,092

Corporate bonds, notes & loans 4.67%

Financials 1.42%	ACE INA Holdings, Inc. 2.875% 2022	10	10
	ACE INA Holdings, Inc. 3.35% 2026	10	11
	ACE INA Holdings, Inc. 4.35% 2045	20	25
	Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[5]	€100	131
	Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[5]	$200	201
	Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[5]	500	501
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[5]	160	161
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	236	257
	Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[5]	20	21
	Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[5]	103	103
	Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[5]	175	187
	Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[5]	310	309
	Commonwealth Bank of Australia 2.688% 2031[2]	225	225
	Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	130	133
	Goldman Sachs Group, Inc. 3.50% 2025	207	225
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[5]	130	133
	Goldman Sachs Group, Inc. 1.00% 2033[2]	€210	250
	Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[5]	$78	92
	Groupe BPCE SA 0.64% 2022	¥100,000	902
	Groupe BPCE SA 5.70% 2023[2]	$200	222
	Groupe BPCE SA 1.00% 2025	€100	123
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[5]	$200	223
	JPMorgan Chase & Co. 3.25% 2022	28	29
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[5]	186	187
	JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[5]	160	190
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[5]	200	197
	Morgan Stanley 3.125% 2026	110	119
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[5]	126	127
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[5]	72	75
	New York Life Insurance Company 3.75% 2050[2]	23	26
	PNC Financial Services Group, Inc. 2.854% 2022[5]	100	104
	Rabobank Nederland 3.875% 2023	€100	128
	Royal Bank of Canada 1.20% 2026	$175	175
	Skandinaviska Enskilda Banken AB 2.80% 2022	250	254
	Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[5]	400	415

			6,471

Utilities 0.87%	Berkshire Hathaway Energy Company 3.70% 2030	25	28
	Berkshire Hathaway Energy Company 1.65% 2031	175	168
	CMS Energy Corp. 3.00% 2026	150	161
	Duke Energy Carolinas, LLC 3.05% 2023	280	292

American Funds Insurance Series        139

Global Balanced Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Utilities (continued)	Duke Energy Progress, LLC 3.70% 2028	$75	$85
	Edison International 4.125% 2028	160	170
	Enel Finance International SA 2.75% 2023[2]	200	208
	Enel Finance International SA 3.50% 2028[2]	200	219
	Enersis Américas SA 4.00% 2026	35	38
	Exelon Corp. 3.40% 2026	150	163
	Exelon Corp., junior subordinated, 3.497% 2022[5]	25	26
	FirstEnergy Corp. 3.50% 2028[2]	35	38
	Interstate Power and Light Co. 2.30% 2030	50	51
	NextEra Energy Capital Holdings, Inc. 2.75% 2029	234	248
	NextEra Energy Capital Holdings, Inc. 2.25% 2030	478	482
	Niagara Mohawk Power Corp. 3.508% 2024[2]	85	92
	Pacific Gas and Electric Co. 2.95% 2026	25	26
	Pacific Gas and Electric Co. 2.10% 2027	100	97
	Pacific Gas and Electric Co. 3.00% 2028	140	141
	Pacific Gas and Electric Co. 4.65% 2028	114	126
	Pacific Gas and Electric Co. 4.55% 2030	31	33
	Pacific Gas and Electric Co. 2.50% 2031	600	563
	Pacific Gas and Electric Co. 3.25% 2031	50	49
	Pacific Gas and Electric Co. 3.50% 2050	137	122
	State Grid Overseas Investment, Ltd. 1.25% 2022	€100	120
	Xcel Energy, Inc. 3.35% 2026	$216	235

			3,981

Communication services 0.51%	AT&T, Inc. 2.75% 2031	375	390
	AT&T, Inc. 2.55% 2033[2]	64	64
	Deutsche Telekom International Finance BV 9.25% 2032	45	73
	France Télécom 9.00% 2031[5]	65	102
	KT Corp. 0.22% 2022	¥100,000	899
	T-Mobile US, Inc. 2.05% 2028	$200	204
	Verizon Communications, Inc. 0.375% 2029	€140	165
	Verizon Communications, Inc. 2.55% 2031	$325	332
	Verizon Communications, Inc. 0.75% 2032	€100	117

			2,346

Energy 0.50%	Canadian Natural Resources, Ltd. 2.95% 2030	$161	167
	Enbridge, Inc. 4.25% 2026	70	79
	Enbridge, Inc. 3.70% 2027	45	50
	Enbridge, Inc. 3.40% 2051	39	39
	Energy Transfer Operating LP 5.00% 2050	315	365
	Halliburton Company 3.80% 2025	3	3
	MPLX LP 2.65% 2030	75	76
	MPLX LP 5.50% 2049	215	279
	ONEOK, Inc. 4.45% 2049	255	282
	Petróleos Mexicanos 7.19% 2024	MXN3,363	160
	Petróleos Mexicanos 7.47% 2026	5,330	240
	Qatar Petroleum 3.125% 2041[2]	$270	269
	SA Global Sukuk, Ltd. 2.694% 2031[2]	200	203
	Statoil ASA 3.70% 2024	50	54

			2,266

Consumer discretionary 0.35%	Amazon.com, Inc. 2.80% 2024	45	48
	Amazon.com, Inc. 1.20% 2027	50	50
	Amazon.com, Inc. 2.50% 2050	305	289
	Bayerische Motoren Werke AG 3.90% 2025[2]	70	77
	Bayerische Motoren Werke AG 4.15% 2030[2]	70	82
	DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	200	200

140        American Funds Insurance Series

Global Balanced Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)	General Motors Financial Co. 2.40% 2028	$150	$152
	Hyundai Capital America 3.25% 2022[2]	65	67
	Hyundai Capital America 1.50% 2026[2]	250	248
	Hyundai Capital America 2.375% 2027[2]	109	112
	Hyundai Capital Services, Inc. 3.75% 2023[2]	250	263
	Toyota Motor Credit Corp. 3.375% 2030	33	37

			1,625

Health care 0.29%	Aetna, Inc. 2.80% 2023	10	11
	Amgen, Inc. 1.90% 2025	40	42
	Amgen, Inc. 2.20% 2027	30	31
	AstraZeneca Finance LLC 2.25% 2031	9	9
	AstraZeneca PLC 3.50% 2023	150	159
	AstraZeneca PLC 3.00% 2051	36	37
	Becton, Dickinson and Company 2.894% 2022	47	48
	Becton, Dickinson and Company 3.734% 2024	35	38
	Becton, Dickinson and Company 3.70% 2027	43	48
	Becton, Dickinson and Company 2.823% 2030	28	29
	Cigna Corp. 4.125% 2025	80	90
	EMD Finance LLC 3.25% 2025[2]	250	269
	Medtronic, Inc. 3.50% 2025	31	34
	Stryker Corp. 0.75% 2029	€210	255
	Takeda Pharmaceutical Company, Ltd. 2.25% 2026	100	131
	Thermo Fisher Scientific, Inc. 4.133% 2025	$84	93

			1,324

Consumer staples 0.29%	Altria Group, Inc. 1.00% 2023	€110	132
	Altria Group, Inc. 2.20% 2027	270	346
	Anheuser-Busch InBev NV 4.00% 2028	$100	114
	Anheuser-Busch InBev NV 4.75% 2029	220	262
	British American Tobacco PLC 3.215% 2026	62	66
	British American Tobacco PLC 3.557% 2027	105	113
	British American Tobacco PLC 3.462% 2029	75	79
	Keurig Dr Pepper, Inc. 4.597% 2028	175	206

			1,318

Real estate 0.19%	American Campus Communities, Inc. 3.75% 2023	100	105
	American Campus Communities, Inc. 4.125% 2024	90	98
	American Tower Corp. 0.875% 2029	€250	299
	Equinix, Inc. 2.15% 2030	$197	196
	Essex Portfolio LP 3.50% 2025	120	130
	Essex Portfolio LP 3.375% 2026	40	43

			871

Information technology 0.13%	Broadcom, Inc. 3.15% 2025	17	18
	Broadcom, Inc. 4.15% 2030	70	79
	Broadcom, Inc. 3.419% 2033[2]	53	56
	Microsoft Corp. 2.40% 2026	187	199
	Oracle Corp. 2.65% 2026	216	228

			580

American Funds Insurance Series        141

Global Balanced Fund  (continued)

Bonds, notes & other debt instruments (continued)			Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Industrials 0.10%	Carrier Global Corp. 2.242% 2025		$36	$38
	Carrier Global Corp. 2.493% 2027		30	31
	CSX Corp. 3.80% 2050		6	7
	CSX Corp. 2.50% 2051		75	68
	Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]		103	120
	United Technologies Corp. 4.125% 2028		170	196

				460

Materials 0.02%	Vale Overseas, Ltd. 3.75% 2030		94	100

	Total corporate bonds, notes & loans			21,342

Mortgage-backed obligations 0.80%

Other mortgage-backed securities 0.80%	Korea Housing Finance Corp. 2.00% 2021[2,6]		250	251
	Nordea Kredit 0.50% 2040[6]		DKr1,768	270
	Nykredit Realkredit AS, Series 01E, 1.50% 2037[6]		652	108
	Nykredit Realkredit AS, Series 01E, 0.50% 2040[6]		7,868	1,207
	Nykredit Realkredit AS, Series 01E, 1.50% 2040[6]		1,653	272
	Nykredit Realkredit AS, Series 01E, 0.50% 2043[6]		8,574	1,304
	Nykredit Realkredit AS, Series 01E, 0.50% 2050[6]		1,441	213

				3,625

Federal agency mortgage-backed obligations 0.00%	Government National Mortgage Assn. Pool #MA5986 4.00% 2049[6]		$12	13

	Total mortgage-backed obligations			3,638

Municipals 0.04%

Ohio 0.02%	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048		100	103

Texas 0.02%	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		80	82

	Total municipals			185

Asset-backed obligations 0.02%

	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[2,6,7]		87	87

	Total bonds, notes & other debt instruments (cost: $136,749,000)			137,475

Short-term securities 7.76%			Shares

Money market investments 6.48%

	Capital Group Central Cash Fund 0.04%[8,9]		295,778	29,578

		Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury bills 1.10%

	U.S. Treasury 4/21/2022	0.047%	$5,000	4,997

142        American Funds Insurance Series

Global Balanced Fund  (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Bills & notes of governments & government agencies outside the U.S. 0.18%

Egyptian Treasury 7/20/2021	11.721%	EGP1,700	$108
Egyptian Treasury 10/19/2021	11.994	1,700	104
Egyptian Treasury 10/26/2021	12.115	8,600	526
Egyptian Treasury 1/4/2022	12.011	1,700	101

			839

Total short-term securities (cost: $35,417,000)			35,414

Total investment securities 99.81% (cost: $349,273,000)			455,821

Other assets less liabilities 0.19%			863

Net assets 100.00%			$456,684

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 6/30/2021 (000) [11]	Unrealized appreciation (depreciation) at 6/30/2021 (000)

90 Day Euro Dollar Futures	Short	77	September 2022	$(19,250)	$(19,180)	$7
90 Day Euro Dollar Futures	Long	77	September 2023	19,250	19,057	(12)
5 Year U.S. Treasury Note Futures	Long	27	October 2021	2,700	3,333	— [12]
10 Year Italy Government Bond Futures	Short	3	September 2021	€(300)	(539)	3
10 Year Euro-Bund Futures	Short	8	September 2021	(800)	(1,637)	(7)
10 Year Ultra U.S. Treasury Note Futures	Short	10	September 2021	$(1,000)	(1,472)	(21)
20 Year U.S. Treasury Bond Futures	Long	2	September 2021	200	322	2

						$(28)

Forward currency contracts

				Unrealized
				(depreciation)
Contract amount				appreciation

Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2021 (000)

USD494	EUR420	Citibank	7/1/2021	$(4)
EUR420	USD505	Goldman Sachs	7/1/2021	(6)
USD112	TRY950	Bank of America	7/6/2021	3
TRY950	USD108	Bank of America	7/6/2021	– [12]
USD563	CZK11,700	HSBC Bank	7/12/2021	19
USD411	NZD570	HSBC Bank	7/12/2021	12
USD449	EUR370	Goldman Sachs	7/12/2021	10
USD272	AUD350	HSBC Bank	7/12/2021	9
USD603	MXN11,865	HSBC Bank	7/12/2021	9
USD574	ILS1,860	HSBC Bank	7/12/2021	3
GBP200	EUR232	Citibank	7/12/2021	2
USD338	JPY37,360	Bank of New York Mellon	7/12/2021	2
USD1,009	EUR850	Goldman Sachs	7/12/2021	1
USD334	JPY36,960	HSBC Bank	7/12/2021	1
CAD10	USD8	Morgan Stanley	7/12/2021	– [12]
USD56	CNH360	Standard Chartered Bank	7/12/2021	– [12]
EUR1,538	DKK11,440	Goldman Sachs	7/12/2021	– [12]
CZK11,700	EUR461	HSBC Bank	7/12/2021	(2)
CNH1,660	USD259	Citibank	7/12/2021	(3)
JPY101,100	USD920	Bank of America	7/12/2021	(10)

American Funds Insurance Series        143

Global Balanced Fund  (continued)

Forward currency contracts (continued)

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2021 (000)

JPY129,600	USD1,187	Goldman Sachs	7/12/2021	$(20)
EUR3,076	USD3,755	Citibank	7/12/2021	(107)
USD11	RUB800	Citibank	7/14/2021	– [12]
USD823	KRW933,600	Citibank	7/15/2021	(3)
EUR449	NOK4,630	Morgan Stanley	7/15/2021	(5)
KRW933,600	USD838	Standard Chartered Bank	7/15/2021	(11)
USD424	EUR350	Goldman Sachs	7/16/2021	9
USD630	JPY69,100	Goldman Sachs	7/16/2021	8
USD560	JPY61,590	Bank of America	7/16/2021	5
USD179	EUR150	Bank of New York Mellon	7/16/2021	2
USD285	EUR240	Goldman Sachs	7/16/2021	– [12]
AUD340	USD263	Citibank	7/16/2021	(8)
USD1,392	CAD1,690	Morgan Stanley	7/19/2021	29
USD1,014	GBP720	UBS AG	7/19/2021	18
USD465	CAD570	UBS AG	7/19/2021	5
USD231	COP855,000	Standard Chartered Bank	7/19/2021	3
SEK1,830	USD220	Standard Chartered Bank	7/19/2021	(6)
CAD680	USD558	HSBC Bank	7/19/2021	(10)
KRW1,421,430	USD1,255	Standard Chartered Bank	7/20/2021	3
USD654	BRL3,300	Citibank	7/20/2021	(8)
EUR545	CZK13,940	Standard Chartered Bank	7/21/2021	(2)
USD191	COP713,000	Bank of America	7/22/2021	2
USD225	AUD300	Citibank	7/22/2021	– [12]
USD256	MXN5,320	Bank of America	7/22/2021	(10)
USD387	MYR1,606	Standard Chartered Bank	7/23/2021	– [12]
USD65	MYR272	Standard Chartered Bank	7/23/2021	– [12]
USD465	MYR1,941	Standard Chartered Bank	7/23/2021	(2)
USD560	BRL2,788	Standard Chartered Bank	7/27/2021	1
USD1,100	GBP790	HSBC Bank	7/28/2021	7
USD1,020	EUR840	Standard Chartered Bank	9/20/2021	22
USD421	INR31,100	Bank of New York Mellon	9/23/2021	8

				$(24)

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2021 (000)

3-month AUD-BBSW	0.29%	3/4/2024	A$1,590	$4	$–	$4
0.3653%	3-month USD-LIBOR	3/5/2024	$ 1,230	(4)	–	(4)
(0.4545)%	6-month EURIBOR	4/1/2024	€ 3,500	(5)	–	(5)
6.14%	28-day MXN-TIIE	6/8/2026	MXN2,600	(3)	–	(3)
6.115%	28-day MXN-TIIE	6/8/2026	2,600	(3)	–	(3)
6.12%	28-day MXN-TIIE	6/8/2026	4,000	(4)	–	(4)
6.13%	28-day MXN-TIIE	6/8/2026	9,200	(9)	–	(9)
6.16%	28-day MXN-TIIE	6/9/2026	5,200	(5)	–	(5)
6.15%	28-day MXN-TIIE	6/9/2026	5,300	(5)	–	(5)
6.195%	28-day MXN-TIIE	6/10/2026	2,700	(2)	–	(2)
6.23%	28-day MXN-TIIE	6/10/2026	2,700	(2)	–	(2)
6.36%	28-day MXN-TIIE	6/12/2026	2,300	(1)	–	(1)
6.633%	28-day MXN-TIIE	6/25/2026	8,900	1	–	1

144        American Funds Insurance Series

Global Balanced Fund  (continued)

Swap contracts (continued)

Interest rate swaps (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)		Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2021 (000)

6.6175%	28-day MXN-TIIE	6/25/2026	MXN8,600	$1		$–	$1
6.64%	28-day MXN-TIIE	6/25/2026	3,200	–	[12]	–	–	[12]
6.585%	28-day MXN-TIIE	6/25/2026	2,600	–	[12]	–	–	[12]
6.59%	28-day MXN-TIIE	6/25/2026	2,000	–	[12]	–	–	[12]
6.58%	28-day MXN-TIIE	6/25/2026	11,300	–	[12]	–	–	[12]
1.72375%	6-month AUD-BBSW	3/4/2031	A$600	7		–	7
3-month USD-LIBOR	1.4822%	3/5/2031	$ 450		(4)	–		(4)
6-month EURIBOR	0.5092%	4/1/2051	€ 370		(4)	–		(4)

						$–		$(38)

Credit default swaps
Centrally cleared credit default swaps on credit indices – buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)

ITRXEUR.IG.35	1.00%/Quarterly	6/20/2026	$1,210	$(39)	$(34)	$(5)

Investments in affiliates[9]

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)		Net unrealized depreciation (000)		Value of affiliate at 6/30/2021 (000)	Dividend income (000)

Short-term securities 6.48%
Money market investments 6.48%
Capital Group Central Cash Fund 0.04%[8]	$24,329	$99,850	$94,598	$–	[12]		$(3)	$29,578	$12

[1]	Security did not produce income during the last 12 months.
[2]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,813,000, which represented 1.05% of the net assets of the fund.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $261,000, which represented .06% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Rate represents the seven-day yield at 6/30/2021.
[9]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
[12]	Amount less than one thousand.

American Funds Insurance Series        145

Global Balanced Fund  (continued)

Key to abbreviations and symbols

ADR = American Depositary Receipts	JPY/¥ = Japanese yen

AUD/A$ = Australian dollars	KRW = South Korean won

BBSW = Bank Bill Swap Rate	LIBOR = London Interbank Offered Rate

BRL = Brazilian reais	MXN = Mexican pesos

CAD = Canadian dollars	MYR = Malaysian ringgits

CNH/CNY = Chinese yuan renminbi	NOK = Norwegian kroner

COP = Colombian pesos	NZD = New Zealand dollars

CZK = Czech korunas	Ref. = Refunding

DKK/DKr = Danish kroner	Rev. = Revenue

EGP = Egyptian pounds	RUB = Russian rubles

EUR/€ = Euros	SEK = Swedish kronor

EURIBOR = Euro Interbank Offered Rate	SOFR = Secured Overnight Financing Rate

GBP/£ = British pounds	TIIE = Equilibrium Interbank Interest Rate

ILS = Israeli shekels	TRY = Turkish lira

INR = Indian rupees	USD/$ = U.S. dollars

See notes to financial statements.

146        American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund)

Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 97.05%		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes 49.60%

U.S. Treasury 43.43%	U.S. Treasury 0.125% 2023	$39,035	$38,953
	U.S. Treasury 2.625% 2023	70,000	73,961
	U.S. Treasury 2.75% 2023	73,600	77,001
	U.S. Treasury 0.25% 2024	250,000	249,007
	U.S. Treasury 0.25% 2024	224,500	223,123
	U.S. Treasury 0.375% 2024	712,000	711,116
	U.S. Treasury 2.125% 2024	72,100	75,839
	U.S. Treasury 2.125% 2024[1]	72,100	75,732
	U.S. Treasury 0.375% 2025	200,000	196,213
	U.S. Treasury 2.875% 2025[1]	96,200	104,594
	U.S. Treasury 2.875% 2025	72,100	78,201
	U.S. Treasury 0.375% 2026	100,000	98,008
	U.S. Treasury 0.75% 2026	657,335	654,033
	U.S. Treasury 0.75% 2026	489,405	486,656
	U.S. Treasury 1.375% 2026[1]	75,000	76,785
	U.S. Treasury 1.625% 2026	50,000	51,809
	U.S. Treasury 0.50% 2027	165,625	160,644
	U.S. Treasury 0.50% 2027	160,000	154,294
	U.S. Treasury 2.25% 2027[1]	120,200	128,577
	U.S. Treasury 2.25% 2027[1]	72,100	77,064
	U.S. Treasury 6.125% 2027	24,000	31,448
	U.S. Treasury 1.25% 2028	79,480	79,683
	U.S. Treasury 2.875% 2028	72,100	80,183
	U.S. Treasury 1.625% 2031	492,869	500,539
	U.S. Treasury 1.125% 2040	88,288	76,155
	U.S. Treasury 1.375% 2040	40,000	35,893
	U.S. Treasury 1.875% 2041	75,500	73,850
	U.S. Treasury 2.25% 2041	47,425	49,323
	U.S. Treasury 3.00% 2049[1]	150,000	179,231
	U.S. Treasury 1.25% 2050	44,000	35,852
	U.S. Treasury 1.375% 2050	73,237	61,598
	U.S. Treasury 1.875% 2051[1]	640,504	610,023
	U.S. Treasury 2.375% 2051	65,775	70,192

			5,675,580

U.S. Treasury inflation-protected securities 6.17%	U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	159,150	166,309
	U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	54,472	57,627
	U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	37,000	39,908
	U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	17,911	19,265
	U.S. Treasury Inflation-Protected Security 0.50% 2024[2]	13,112	14,139
	U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	16,760	18,055
	U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	115,135	125,370
	U.S. Treasury Inflation-Protected Security 0.375% 2027[1,2]	81,856	91,397
	U.S. Treasury Inflation-Protected Security 0.50% 2028[1,2]	81,177	91,043
	U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	94,971	104,570
	U.S. Treasury Inflation-Protected Security 0.125% 2051[2]	71,014	77,845

			805,528

	Total U.S. Treasury bonds & notes		6,481,108

Corporate bonds, notes & loans 30.36%

Financials 6.00%	ACE INA Holdings, Inc. 2.875% 2022	3,625	3,733
	ACE INA Holdings, Inc. 3.35% 2026	2,025	2,225
	ACE INA Holdings, Inc. 4.35% 2045	2,220	2,810
	AerCap Holdings NV 6.50% 2025	1,798	2,110
	Ally Financial, Inc. 5.125% 2024	1,500	1,691
	Ally Financial, Inc. 8.00% 2031	8,479	11,940
	Ally Financial, Inc. 8.00% 2031	7,070	10,169

American Funds Insurance Series        147

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)	American International Group, Inc. 4.20% 2028	$9,875	$11,374
	Arthur J. Gallagher & Co. 2.50% 2031	1,354	1,369
	Arthur J. Gallagher & Co. 3.50% 2051	1,073	1,126
	Banco Do Brasil, SA 4.75% 2024[3]	1,400	1,496
	Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[4]	981	989
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[4]	3,194	3,220
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[4]	10,129	11,039
	Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[4]	682	688
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]	21,177	20,659
	Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[4]	10,318	10,622
	Bank of China, Ltd. (Hong Kong Branch) 3.875% 2025	236	258
	Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	200	223
	Bank of Nova Scotia 1.35% 2026	3,345	3,347
	Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	10,794
	BNP Paribas 3.80% 2024[3]	18,775	20,150
	BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[3,4]	2,875	3,026
	BNP Paribas 3.375% 2025[3]	6,425	6,897
	BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[3,4]	12,000	12,376
	BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[3,4]	8,425	8,329
	BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2032)[3,4]	3,475	3,571
	CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[4]	5,410	5,717
	CIT Group, Inc. 4.75% 2024	2,066	2,245
	Citigroup, Inc. 4.60% 2026	1,800	2,050
	Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[4]	8,740	8,713
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[3,4]	4,450	4,539
	Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[3,4]	3,400	3,349
	Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,4]	12,000	12,396
	Credit Suisse Group AG 3.80% 2023	12,925	13,703
	Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[3,4]	500	533
	Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[3,4]	850	885
	Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[3,4]	5,750	5,891
	Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[3,4]	10,950	10,736
	Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,4]	3,096	3,482
	Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[3,4]	6,123	6,322
	Deutsche Bank AG 4.25% 2021	525	531
	Deutsche Bank AG 3.30% 2022	2,695	2,793
	Deutsche Bank AG 5.00% 2022	2,675	2,748
	Deutsche Bank AG 3.95% 2023	6,350	6,670
	Deutsche Bank AG 0.898% 2024	2,500	2,490
	Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[4]	10,475	10,762
	Deutsche Bank AG 3.70% 2024	4,950	5,308
	Deutsche Bank AG 3.70% 2024	2,750	2,955
	Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[4]	8,586	9,288
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[4]	42,264	42,915
	Deutsche Bank AG 4.10% 2026	7,305	8,016
	Deutsche Bank AG 4.10% 2026	857	941
	Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[4]	2,900	3,090
	Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[4]	2,100	2,140
	Deutsche Bank AG 3.729% 2032 (USD-SOFR + 2.757% on 1/14/2031)[4]	4,000	4,075
	DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[3,4]	1,200	1,203
	GE Capital Funding, LLC 4.05% 2027	5,078	5,751
	GE Capital Funding, LLC 4.40% 2030	10,000	11,662
	Goldman Sachs Group, Inc. 5.75% 2022	4,800	4,949
	Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[4]	3,030	3,023
	Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[4]	13,275	13,254
	Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	9,600	10,748

148        American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[4]	$7,605	$7,774
	Goldman Sachs Group, Inc., Series O, 5.30% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.834% on 11/10/2026)[4]	1,750	1,966
	Groupe BPCE SA 2.75% 2023[3]	6,875	7,128
	Groupe BPCE SA 5.70% 2023[3]	28,166	31,198
	Groupe BPCE SA 5.15% 2024[3]	5,481	6,109
	Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[3,4]	6,350	6,382
	HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[4]	12,000	13,878
	HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[4]	6,490	6,665
	Huarong Finance II Co., Ltd. 5.00% 2025	280	202
	Huarong Finance II Co., Ltd. 5.50% 2025	200	149
	Huarong Finance II Co., Ltd. 4.875% 2026	882	622
	Intesa Sanpaolo SpA 3.375% 2023[3]	10,035	10,452
	Intesa Sanpaolo SpA 3.25% 2024[3]	770	820
	Intesa Sanpaolo SpA 5.017% 2024[3]	68,143	74,180
	Intesa Sanpaolo SpA 5.71% 2026[3]	15,400	17,430
	Intesa Sanpaolo SpA 3.875% 2027[3]	6,250	6,800
	Intesa Sanpaolo SpA 3.875% 2028[3]	1,986	2,150
	JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)[4]	5,870	5,880
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[4]	3,088	3,105
	JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[4]	2,453	2,475
	JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[4]	9,600	10,589
	JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[4]	11,980	13,778
	JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[4]	1,766	1,819
	JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[4]	4,802	4,932
	Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[4]	2,675	2,791
	Lloyds Banking Group PLC 4.375% 2028	8,825	10,146
	MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[3,4]	1,405	1,960
	MetLife, Inc. 3.60% 2025	3,490	3,862
	Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	2,300	2,420
	OneMain Holdings, Inc. 7.125% 2026	250	292
	PNC Financial Services Group, Inc. 2.854% 2022[4]	5,850	6,054
	PNC Funding Corp. 3.30% 2022	8,700	8,861
	Rede D’Or Finance SARL 4.50% 2030[3]	3,000	3,084
	Santander Holdings USA, Inc. 3.50% 2024	8,325	8,910
	Synchrony Financial 2.85% 2022	5,400	5,529
	Synchrony Financial 4.375% 2024	3,640	3,964
	Travelers Companies, Inc. 2.55% 2050	768	743
	UniCredit SpA 3.75% 2022[3]	2,545	2,607
	UniCredit SpA 6.572% 2022[3]	11,295	11,645
	UniCredit SpA 4.625% 2027[3]	1,395	1,567
	UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[3,4]	16,130	17,831
	UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[3,4]	10,221	12,302
	UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[3,4]	606	661
	Wells Fargo & Company 2.10% 2021	16,800	16,822
	Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)[4]	1,818	1,815
	Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[4]	20,480	21,437

			783,890

Energy 4.86%	Antero Resources Corp. 5.375% 2030[3]	280	286
	Apache Corp. 4.625% 2025	645	698
	Apache Corp. 4.875% 2027	5,475	5,937
	Apache Corp. 4.25% 2030	2,465	2,604
	Apache Corp. 4.75% 2043	12,100	12,607
	Apache Corp. 4.25% 2044	2,100	2,060

American Funds Insurance Series        149

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Energy (continued)	Apache Corp. 5.35% 2049	$800	$843
	BP Capital Markets PLC 3.00% 2050	8,284	8,025
	Canadian Natural Resources, Ltd. 2.05% 2025	754	775
	Canadian Natural Resources, Ltd. 3.85% 2027	1,151	1,268
	Canadian Natural Resources, Ltd. 2.95% 2030	1,113	1,155
	Cenovus Energy, Inc. 3.80% 2023	1,120	1,182
	Cenovus Energy, Inc. 5.375% 2025	5,000	5,724
	Cenovus Energy, Inc. 4.25% 2027	13,897	15,542
	Cenovus Energy, Inc. 5.25% 2037	770	923
	Cenovus Energy, Inc. 5.40% 2047	15,180	18,825
	Cheniere Energy, Inc. 7.00% 2024	410	470
	Cheniere Energy, Inc. 5.125% 2027	16,000	18,622
	Cheniere Energy, Inc. 3.70% 2029	7,369	8,056
	Chevron Corp. 2.355% 2022	4,800	4,916
	Columbia Pipeline Partners LP 5.80% 2045	1,410	1,909
	ConocoPhillips 4.30% 2028[3]	3,973	4,616
	DCP Midstream Operating LP 4.95% 2022	500	511
	Devon Energy Corp. 4.50% 2030[3]	5,197	5,718
	Diamondback Energy, Inc. 4.40% 2051	2,600	2,935
	DT Midstream, Inc. 4.125% 2029[3]	555	564
	Enbridge Energy Partners LP 5.875% 2025	7,700	9,093
	Enbridge Energy Partners LP 7.375% 2045	18,154	28,592
	Enbridge, Inc. 4.00% 2023	1,500	1,602
	Enbridge, Inc. 3.40% 2051	1,085	1,092
	Energy Transfer Operating LP 5.875% 2024	294	326
	Energy Transfer Operating LP 2.90% 2025	4,402	4,635
	Energy Transfer Operating LP 3.75% 2030	7,707	8,379
	Energy Transfer Operating LP 5.00% 2050	19,288	22,336
	Energy Transfer Partners LP 4.20% 2023	2,860	3,061
	Energy Transfer Partners LP 4.50% 2024	4,915	5,354
	Energy Transfer Partners LP 4.75% 2026	1,506	1,697
	Energy Transfer Partners LP 4.20% 2027	45	50
	Energy Transfer Partners LP 4.95% 2028	4,559	5,278
	Energy Transfer Partners LP 5.25% 2029	1,275	1,507
	Energy Transfer Partners LP 6.125% 2045	11,780	15,040
	Energy Transfer Partners LP 5.30% 2047	10,459	12,256
	Energy Transfer Partners LP 6.00% 2048	1,868	2,365
	Energy Transfer Partners LP 6.25% 2049	1,775	2,333
	Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[4]	7,850	6,947
	Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[4]	500	491
	Enterprise Products Operating LLC 3.20% 2052	3,031	3,014
	EQT Corp. 3.00% 2022	6,700	6,851
	EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[4]	7,500	9,782
	Equinor ASA 3.625% 2028	4,928	5,544
	Equinor ASA 3.125% 2030	20,000	21,796
	Equinor ASA 3.25% 2049	5,687	6,059
	Exxon Mobil Corp. 3.043% 2026	4,625	5,023
	Kinder Morgan Energy Partners LP 6.50% 2037	900	1,237
	Kinder Morgan Energy Partners LP 5.50% 2044	700	880
	Kinder Morgan, Inc. 5.30% 2034	760	940
	MPLX LP 1.75% 2026	5,557	5,620
	MPLX LP 4.00% 2028	4,665	5,217
	MPLX LP 2.65% 2030	2,404	2,429
	MPLX LP 5.50% 2049	6,660	8,640
	Occidental Petroleum Corp. 2.90% 2024	4,336	4,439
	Odebrecht Drilling Norbe 7.35% 2026 (86.39% PIK)[3,5]	38	20
	Odebrecht Drilling Norbe 0% perpetual bonds[3]	1,150	16

150        American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Energy (continued)	Oleoducto Central SA 4.00% 2027[3]	$1,715	$1,772
	Oleoducto Central SA 4.00% 2027	350	362
	ONEOK, Inc. 2.20% 2025	193	199
	ONEOK, Inc. 5.85% 2026	896	1,060
	ONEOK, Inc. 4.55% 2028	1,610	1,838
	ONEOK, Inc. 3.10% 2030	540	565
	ONEOK, Inc. 6.35% 2031	2,794	3,617
	ONEOK, Inc. 5.20% 2048	9,563	11,738
	ONEOK, Inc. 4.45% 2049	440	487
	ONEOK, Inc. 4.50% 2050	1,266	1,413
	ONEOK, Inc. 7.15% 2051	3,275	4,826
	Petrobras Global Finance Co. 5.093% 2030	5,000	5,464
	Petrobras Global Finance Co. 6.90% 2049	4,000	4,774
	Petróleos Mexicanos 6.875% 2025[3]	3,663	4,059
	Petróleos Mexicanos 6.875% 2025	1,337	1,482
	Petróleos Mexicanos 6.875% 2026	43,810	47,935
	Petróleos Mexicanos 6.50% 2027	29,533	31,209
	Pioneer Natural Resources Company 1.90% 2030	3,175	3,062
	Plains All American Pipeline LP 3.80% 2030	590	632
	Qatar Petroleum 1.375% 2026[3]	12,400	12,388
	Qatar Petroleum 2.25% 2031[3]	12,740	12,605
	Qatar Petroleum 3.125% 2041[3]	7,310	7,283
	Qatar Petroleum 3.30% 2051[3]	2,185	2,185
	SA Global Sukuk, Ltd. 0.946% 2024[3]	9,410	9,408
	SA Global Sukuk, Ltd. 1.602% 2026[3]	13,725	13,730
	SA Global Sukuk, Ltd. 2.694% 2031[3]	4,680	4,744
	Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,359
	Sabine Pass Liquefaction, LLC 5.625% 2023[4]	1,000	1,075
	Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,982
	Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,438
	Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,595
	Saudi Arabian Oil Co. 2.875% 2024[3]	4,885	5,148
	Shell International Finance BV 3.875% 2028	9,410	10,809
	Southwestern Energy Co. 6.45% 2025[4]	920	1,020
	Suncor Energy, Inc. 3.75% 2051	715	775
	Sunoco Logistics Operating Partners LP 5.40% 2047	6,190	7,351
	Targa Resources Partners LP 5.375% 2027	175	183
	Total Capital Canada, Ltd. 2.75% 2023	2,140	2,239
	Total Capital International 3.455% 2029	885	986
	TransCanada PipeLines, Ltd. 4.25% 2028	11,275	12,965
	TransCanada PipeLines, Ltd. 4.10% 2030	4,776	5,493
	Western Midstream Operating LP 4.35% 2025[4]	2,782	2,943
	Western Midstream Operating LP 5.30% 2030[4]	2,202	2,473
	Western Midstream Operating LP 6.50% 2050[4]	3,079	3,574
	Williams Partners LP 4.50% 2023	500	542
	Williams Partners LP 4.30% 2024	595	647
	Williams Partners LP 5.10% 2045	225	281

			635,427

Utilities 4.19%	Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[3]	10,500	11,801
	AEP Texas, Inc. 3.45% 2051	1,475	1,530
	Ameren Corp. 4.50% 2049	2,875	3,708
	Berkshire Hathaway Energy Company 4.50% 2045	5,895	7,274
	CenterPoint Energy, Inc. 2.65% 2031	1,675	1,708
	Comisión Federal de Electricidad 3.348% 2031[3]	6,000	5,969
	Comisión Federal de Electricidad 4.677% 2051[3]	6,050	5,866
	Connecticut Light and Power Co. 2.05% 2031	1,775	1,791
	Consolidated Edison Company of New York, Inc. 2.40% 2031	5,922	6,040

American Funds Insurance Series        151

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Utilities (continued)	Consolidated Edison Company of New York, Inc. 3.60% 2061	$250	$259
	Consumers Energy Co. 4.05% 2048	8,270	10,072
	Consumers Energy Co. 3.75% 2050	5,625	6,648
	Duke Energy Corp. 3.75% 2024	3,826	4,121
	Duke Energy Florida, LLC 3.40% 2046	6,445	7,026
	Duke Energy Progress, LLC 3.70% 2028	3,750	4,225
	Edison International 3.125% 2022	2,900	2,988
	Edison International 3.55% 2024	6,850	7,289
	Edison International 4.95% 2025	175	194
	Edison International 5.75% 2027	3,181	3,624
	Edison International 4.125% 2028	3,644	3,881
	Emera US Finance LP 0.833% 2024[3]	600	597
	Emera US Finance LP 2.639% 2031[3]	4,400	4,436
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[4]	1,950	2,287
	Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[3,4]	1,000	1,164
	ENN Clean Energy International Investment, Ltd. 3.375% 2026[3]	1,310	1,337
	Entergy Louisiana, LLC 4.20% 2048	6,325	7,711
	Eversource Energy 2.75% 2022	527	535
	Eversource Energy 3.80% 2023	5,000	5,369
	Exelon Corp. 3.40% 2026	1,570	1,711
	FirstEnergy Corp. 3.35% 2022[4]	8,750	8,897
	FirstEnergy Corp. 1.60% 2026	20,066	19,636
	FirstEnergy Corp. 4.40% 2027[4]	12,178	13,257
	FirstEnergy Corp. 3.50% 2028[3]	2,400	2,570
	FirstEnergy Corp. 4.10% 2028[3]	425	479
	FirstEnergy Corp. 2.25% 2030	13,707	13,159
	FirstEnergy Corp. 2.65% 2030	12,524	12,493
	FirstEnergy Corp., Series B, 4.75% 2023[4]	2,525	2,666
	FirstEnergy Transmission LLC 2.866% 2028[3]	4,000	4,149
	Georgia Power Co. 3.70% 2050	275	299
	IPALCO Enterprises, Inc. 3.70% 2024	200	215
	Jersey Central Power & Light Co. 2.75% 2032[3]	525	534
	Mississippi Power Co. 4.25% 2042	5,020	5,943
	Monongahela Power Co. 3.55% 2027[3]	1,700	1,876
	NextEra Energy Capital Holdings, Inc. 1.90% 2028	3,575	3,619
	Niagara Mohawk Power Corp. 4.278% 2034[3]	1,000	1,175
	Pacific Gas and Electric Co. 1.75% 2022	13,000	12,995
	Pacific Gas and Electric Co. 1.367% 2023	11,550	11,551
	Pacific Gas and Electric Co. 3.25% 2023	5,615	5,805
	Pacific Gas and Electric Co. 3.40% 2024	2,000	2,100
	Pacific Gas and Electric Co. 2.95% 2026	10,850	11,113
	Pacific Gas and Electric Co. 3.15% 2026	27,543	28,428
	Pacific Gas and Electric Co. 3.30% 2027	12,289	12,645
	Pacific Gas and Electric Co. 3.30% 2027	5,850	6,062
	Pacific Gas and Electric Co. 3.75% 2028	13,075	13,715
	Pacific Gas and Electric Co. 4.65% 2028	7,900	8,705
	Pacific Gas and Electric Co. 4.55% 2030	35,299	37,788
	Pacific Gas and Electric Co. 2.50% 2031	19,695	18,487
	Pacific Gas and Electric Co. 3.25% 2031	1,300	1,280
	Pacific Gas and Electric Co. 3.30% 2040	8,898	8,055
	Pacific Gas and Electric Co. 3.75% 2042	9,466	8,653
	Pacific Gas and Electric Co. 4.75% 2044	336	341
	Pacific Gas and Electric Co. 3.95% 2047	780	727
	Pacific Gas and Electric Co. 3.50% 2050	6,836	6,102
	Progress Energy, Inc. 7.75% 2031	1,820	2,600
	Public Service Electric and Gas Co. 3.20% 2029	6,000	6,595
	Puget Energy, Inc. 6.00% 2021	3,135	3,165
	Puget Energy, Inc. 5.625% 2022	8,004	8,327

152        American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Utilities (continued)	Puget Energy, Inc. 3.65% 2025	$300	$323
	San Diego Gas & Electric Co. 3.32% 2050	1,350	1,433
	Southern California Edison Co. 2.85% 2029	8,200	8,524
	Southern California Edison Co. 4.20% 2029	11,000	12,423
	Southern California Edison Co. 2.50% 2031	5,149	5,166
	Southern California Edison Co. 5.35% 2035	6,450	8,179
	Southern California Edison Co. 5.75% 2035	4,549	5,973
	Southern California Edison Co. 5.625% 2036	7,051	8,973
	Southern California Edison Co. 5.55% 2037	3,844	4,789
	Southern California Edison Co. 5.95% 2038	5,654	7,346
	Southern California Edison Co. 4.50% 2040	4,341	4,993
	Southern California Edison Co. 5.50% 2040	606	760
	Southern California Edison Co. 4.00% 2047	9,402	9,908
	Southern California Edison Co. 4.125% 2048	9,008	9,629
	Southern California Edison Co. 4.875% 2049	2,775	3,294
	Southern California Edison Co. 3.65% 2050	5,600	5,611
	Southern California Edison Co. 3.65% 2051	2,732	2,747
	Southern California Edison Co., Series C, 3.60% 2045	2,717	2,714
	Southwestern Electric Power Co. 1.65% 2026	3,550	3,596
	Union Electric Co. 2.15% 2032	3,175	3,187
	Wisconsin Power and Light Co. 3.65% 2050	1,075	1,202
	Xcel Energy, Inc. 3.30% 2025	5,650	6,092
	Xcel Energy, Inc. 2.60% 2029	2,925	3,043

			547,272

Consumer discretionary 3.92%	Allied Universal Holdco LLC 4.625% 2028[3]	335	336
	Amazon.com, Inc. 1.65% 2028	6,855	6,918
	Amazon.com, Inc. 2.10% 2031	7,155	7,280
	Amazon.com, Inc. 2.875% 2041	1,480	1,529
	Amazon.com, Inc. 3.10% 2051	9,380	9,866
	Amazon.com, Inc. 3.25% 2061	4,100	4,328
	Atlas LuxCo 4 SARL 4.625% 2028[3]	255	256
	Carnival Corp. 11.50% 2023[3]	9,140	10,298
	DaimlerChrysler North America Holding Corp. 1.75% 2023[3]	8,000	8,167
	DaimlerChrysler North America Holding Corp. 3.35% 2023[3]	2,000	2,092
	Ford Motor Credit Company LLC 5.125% 2025	3,870	4,267
	Ford Motor Credit Company LLC 3.815% 2027	3,790	3,952
	Ford Motor Credit Company LLC 4.125% 2027	39,080	41,509
	Ford Motor Credit Company LLC 4.271% 2027	18,542	19,892
	Ford Motor Credit Company LLC 5.113% 2029	4,205	4,713
	General Motors Company 5.40% 2023	421	464
	General Motors Company 4.35% 2025	11,358	12,560
	General Motors Company 6.125% 2025	28,743	34,046
	General Motors Company 6.80% 2027	1,030	1,298
	General Motors Company 5.40% 2048	7,200	9,188
	General Motors Financial Co. 3.15% 2022	25	26
	General Motors Financial Co. 3.45% 2022	200	203
	General Motors Financial Co. 3.55% 2022	3,703	3,823
	General Motors Financial Co. 3.25% 2023	964	1,001
	General Motors Financial Co. 3.70% 2023	2,076	2,180
	General Motors Financial Co. 5.20% 2023	4,371	4,708
	General Motors Financial Co. 1.05% 2024	4,200	4,225
	General Motors Financial Co. 3.50% 2024	9,945	10,679
	General Motors Financial Co. 3.95% 2024	6,269	6,748
	General Motors Financial Co. 5.10% 2024	1,081	1,190
	General Motors Financial Co. 2.75% 2025	3,819	4,023
	General Motors Financial Co. 2.90% 2025	1,032	1,093
	General Motors Financial Co. 4.00% 2025	587	640

American Funds Insurance Series        153

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)	General Motors Financial Co. 1.25% 2026	$5,450	$5,416
	General Motors Financial Co. 1.50% 2026	2,950	2,934
	General Motors Financial Co. 5.25% 2026	995	1,150
	General Motors Financial Co. 2.70% 2027	6,079	6,324
	General Motors Financial Co. 2.40% 2028	9,700	9,854
	General Motors Financial Co. 3.60% 2030	465	504
	General Motors Financial Co. 2.35% 2031	6,075	6,000
	General Motors Financial Co. 2.70% 2031	6,075	6,110
	Home Depot, Inc. 2.95% 2029	6,081	6,647
	Home Depot, Inc. 4.50% 2048	1,915	2,503
	Hyundai Capital America 3.75% 2021[3]	8,500	8,505
	Hyundai Capital America 2.85% 2022[3]	4,118	4,236
	Hyundai Capital America 3.00% 2022[3]	4,500	4,605
	Hyundai Capital America 3.25% 2022[3]	1,521	1,568
	Hyundai Capital America 3.95% 2022[3]	8,000	8,160
	Hyundai Capital America 1.25% 2023[3]	3,150	3,181
	Hyundai Capital America 2.375% 2023[3]	9,977	10,245
	Hyundai Capital America 0.875% 2024[3]	2,780	2,768
	Hyundai Capital America 3.40% 2024[3]	8,180	8,728
	Hyundai Capital America 1.80% 2025[3]	12,714	12,916
	Hyundai Capital America 2.65% 2025[3]	13,054	13,677
	Hyundai Capital America 1.30% 2026[3]	6,000	5,937
	Hyundai Capital America 1.50% 2026[3]	2,675	2,657
	Hyundai Capital America 2.375% 2027[3]	6,264	6,414
	Hyundai Capital America 3.00% 2027[3]	10,408	11,037
	Hyundai Capital America 1.80% 2028[3]	6,000	5,956
	Hyundai Capital America 2.00% 2028[3]	5,900	5,859
	Hyundai Capital Services, Inc. 1.25% 2026[3]	3,695	3,641
	Limited Brands, Inc. 6.875% 2035	740	938
	Marriott International, Inc. 5.75% 2025	3,125	3,609
	Marriott International, Inc. 3.125% 2026	410	436
	McDonald’s Corp. 2.125% 2030	2,482	2,511
	McDonald’s Corp. 4.45% 2047	3,535	4,348
	McDonald’s Corp. 3.625% 2049	2,938	3,262
	MGM Resorts International 7.75% 2022	2,000	2,093
	NIKE, Inc. 3.25% 2040	6,171	6,785
	NIKE, Inc. 3.875% 2045	1,560	1,877
	Nissan Motor Co., Ltd. 2.60% 2022[3]	1,415	1,445
	Nissan Motor Co., Ltd. 3.043% 2023[3]	240	250
	Nissan Motor Co., Ltd. 3.522% 2025[3]	800	855
	Nissan Motor Co., Ltd. 2.00% 2026[3]	12,000	12,086
	Nissan Motor Co., Ltd. 4.345% 2027[3]	1,790	1,969
	Nissan Motor Co., Ltd. 2.75% 2028[3]	11,200	11,313
	Nissan Motor Co., Ltd. 4.81% 2030[3]	17,533	19,813
	Starbucks Corp. 3.75% 2047	3,785	4,185
	Starbucks Corp. 3.35% 2050	7,680	8,051
	Toyota Motor Credit Corp. 3.375% 2030	6,664	7,478
	Volkswagen Group of America Finance, LLC 4.00% 2021[3]	4,510	4,573
	Volkswagen Group of America Finance, LLC 4.25% 2023[3]	15,000	16,219
	Volkswagen Group of America Finance, LLC 2.85% 2024[3]	2,996	3,167
	Volkswagen Group of America Finance, LLC 1.25% 2025[3]	1,150	1,144
	Volkswagen Group of America Finance, LLC 3.35% 2025[3]	2,636	2,846
	Wynn Resorts, Ltd. 5.125% 2029[3]	410	434

			512,717

154        American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Health care 3.54%	Abbott Laboratories 3.40% 2023	$910	$971
	Abbott Laboratories 3.75% 2026	2,244	2,535
	Abbott Laboratories 4.75% 2036	4,565	5,887
	AbbVie, Inc. 3.20% 2022	9,600	9,919
	AbbVie, Inc. 3.20% 2029	23,754	25,818
	Amgen, Inc. 2.45% 2030	10,000	10,319
	Anthem, Inc. 2.375% 2025	1,534	1,607
	AstraZeneca Finance LLC 1.75% 2028	1,429	1,430
	AstraZeneca Finance LLC 2.25% 2031	572	581
	AstraZeneca PLC 4.00% 2029	5,920	6,809
	AstraZeneca PLC 3.00% 2051	1,437	1,489
	Bausch Health Companies, Inc. 4.875% 2028[3]	830	851
	Bayer US Finance II LLC 3.875% 2023[3]	8,783	9,410
	Bayer US Finance II LLC 4.25% 2025[3]	17,570	19,596
	Becton, Dickinson and Company 3.734% 2024	903	984
	Becton, Dickinson and Company 4.669% 2047	3,395	4,237
	Boston Scientific Corp. 3.375% 2022	350	359
	Boston Scientific Corp. 3.85% 2025	255	282
	Centene Corp. 4.25% 2027	14,860	15,677
	Centene Corp. 2.45% 2028	11,155	11,320
	Centene Corp. 4.625% 2029	14,945	16,455
	Centene Corp. 3.375% 2030	15,718	16,452
	Centene Corp. 2.50% 2031	8,550	8,443
	Cigna Corp. 4.375% 2028	7,090	8,252
	EMD Finance LLC 2.95% 2022[3]	2,100	2,131
	GlaxoSmithKline PLC 3.375% 2023	16,800	17,756
	Kaiser Foundation Hospitals 2.81% 2041	910	930
	Laboratory Corporation of America Holdings 1.55% 2026	1,210	1,216
	Laboratory Corporation of America Holdings 2.70% 2031	805	821
	Laboratory Corporation of America Holdings 4.70% 2045	4,160	5,002
	Novartis Capital Corp. 1.75% 2025	2,361	2,434
	Novartis Capital Corp. 2.20% 2030	5,446	5,629
	Shire PLC 3.20% 2026	15,100	16,407
	Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,911	4,910
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	16,420	16,383
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	49,672
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	65,583
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	29,446
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	40,949
	UnitedHealth Group, Inc. 3.35% 2022	4,385	4,525
	UnitedHealth Group, Inc. 3.75% 2025	5,410	6,007
	UnitedHealth Group, Inc. 2.30% 2031	1,626	1,666
	UnitedHealth Group, Inc. 3.05% 2041	1,300	1,363
	UnitedHealth Group, Inc. 3.25% 2051	1,887	2,017
	Zimmer Holdings, Inc. 3.15% 2022	7,845	7,971

			462,501

Industrials 2.42%	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	2,841	2,809
	Air Lease Corp. 2.875% 2026	11,453	12,043
	Avolon Holdings Funding, Ltd. 3.625% 2022[3]	2,810	2,875
	Avolon Holdings Funding, Ltd. 3.95% 2024[3]	12,514	13,353
	Avolon Holdings Funding, Ltd. 2.125% 2026[3]	8,333	8,306
	Avolon Holdings Funding, Ltd. 4.25% 2026[3]	3,302	3,581
	Avolon Holdings Funding, Ltd. 3.25% 2027[3]	8,000	8,259
	BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[4]	1,680	1,928
	Boeing Company 4.508% 2023	11,358	12,112
	Boeing Company 1.95% 2024	5,646	5,785

American Funds Insurance Series        155

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Industrials (continued)	Boeing Company 2.80% 2024	$500	$522
	Boeing Company 4.875% 2025	31,752	35,594
	Boeing Company 2.196% 2026	16,571	16,732
	Boeing Company 2.75% 2026	16,488	17,234
	Boeing Company 3.10% 2026	649	687
	Boeing Company 2.70% 2027	6,473	6,697
	Boeing Company 5.04% 2027	15,716	18,143
	Boeing Company 3.25% 2028	11,379	12,076
	Boeing Company 3.25% 2028	1,925	2,023
	Boeing Company 5.15% 2030	29,737	35,241
	Boeing Company 3.625% 2031	842	907
	Boeing Company 3.90% 2049	1,411	1,491
	Boeing Company 5.805% 2050	2,782	3,752
	Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[3]	2,485	2,601
	Carrier Global Corp. 3.377% 2040	15,000	15,759
	General Dynamics Corp. 2.25% 2031	709	728
	General Electric Capital Corp. 3.373% 2025	4,615	5,038
	General Electric Capital Corp. 4.418% 2035	3,700	4,441
	General Electric Co. 3.45% 2027	1,523	1,675
	General Electric Co. 3.625% 2030	675	753
	Mexico City Airport Trust 5.50% 2046	1,959	1,984
	Mexico City Airport Trust 5.50% 2047	5,909	5,998
	Mexico City Airport Trust 5.50% 2047[3]	1,132	1,149
	Northrop Grumman Corp. 3.25% 2028	10,845	11,857
	Triton Container International, Ltd. 1.15% 2024[3]	1,609	1,606
	Triton Container International, Ltd. 3.15% 2031[3]	2,482	2,499
	Union Pacific Corp. 2.15% 2027	2,213	2,301
	Union Pacific Corp. 2.40% 2030	4,454	4,608
	Union Pacific Corp. 2.375% 2031	5,155	5,271
	Union Pacific Corp. 3.25% 2050	7,000	7,398
	United Rentals, Inc. 5.50% 2027	5,000	5,306
	United Technologies Corp. 3.125% 2027	4,551	4,954
	United Technologies Corp. 4.125% 2028	4,974	5,727
	Vinci SA 3.75% 2029[3]	2,000	2,260

			316,063

Communication services 2.11%	AT&T, Inc. 0.90% 2024	13,000	13,030
	AT&T, Inc. 1.70% 2026	19,000	19,204
	AT&T, Inc. 2.55% 2033[3]	4,953	4,912
	AT&T, Inc. 3.50% 2053[3]	10,240	10,303
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[3]	4,800	5,041
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	5,774
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	6,375
	CenturyLink, Inc. 4.00% 2027[3]	16,374	16,722
	Comcast Corp. 3.15% 2028	7,200	7,911
	Comcast Corp. 2.65% 2030	7,500	7,902
	Comcast Corp. 4.00% 2048	5,000	5,873
	Embarq Corp. 7.995% 2036	2,500	2,837
	SBA Tower Trust 1.631% 2026[3]	6,741	6,750
	Sirius XM Radio, Inc. 4.00% 2028[3]	675	696
	SoftBank Group Corp. 3.36% 2023[3]	725	729
	Tencent Holdings, Ltd. 3.595% 2028	14,000	15,349
	Tencent Holdings, Ltd. 3.975% 2029	12,298	13,733
	Tencent Holdings, Ltd. 2.39% 2030	11,702	11,672
	Tencent Holdings, Ltd. 2.39% 2030[3]	10,000	9,975
	T-Mobile US, Inc. 3.50% 2025	3,275	3,559
	T-Mobile US, Inc. 2.625% 2026	2,875	2,947
	T-Mobile US, Inc. 3.75% 2027	5,000	5,537

156        American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Communication services (continued)	T-Mobile US, Inc. 3.875% 2030	$4,500	$5,046
	T-Mobile US, Inc. 2.875% 2031	4,075	4,050
	T-Mobile US, Inc. 3.50% 2031	9,000	9,322
	T-Mobile US, Inc. 3.00% 2041	2,100	2,079
	T-Mobile US, Inc. 4.50% 2050	11,575	13,797
	Verizon Communications, Inc. 1.45% 2026	4,675	4,717
	Verizon Communications, Inc. 2.10% 2028	8,975	9,169
	Verizon Communications, Inc. 4.329% 2028	1,539	1,792
	Verizon Communications, Inc. 1.75% 2031	3,300	3,165
	Verizon Communications, Inc. 2.55% 2031	7,375	7,544
	Verizon Communications, Inc. 3.40% 2041	2,050	2,171
	Verizon Communications, Inc. 2.875% 2050	3,000	2,857
	Verizon Communications, Inc. 3.55% 2051	1,975	2,113
	Vodafone Group PLC 4.375% 2028	10,000	11,642
	Vodafone Group PLC 4.25% 2050	3,050	3,569
	Walt Disney Company 2.65% 2031	15,000	15,759

			275,623

Consumer staples 1.62%	7-Eleven, Inc. 1.80% 2031[3]	5,013	4,799
	Altria Group, Inc. 4.40% 2026	4,585	5,190
	Altria Group, Inc. 4.50% 2043	1,585	1,707
	Altria Group, Inc. 5.95% 2049	9,039	11,587
	Anheuser-Busch InBev NV 4.75% 2029	7,500	8,942
	Anheuser-Busch InBev NV 5.55% 2049	5,000	6,883
	Anheuser-Busch InBev NV 4.50% 2050	1,355	1,652
	British American Tobacco International Finance PLC 3.95% 2025[3]	16,879	18,447
	British American Tobacco International Finance PLC 1.668% 2026	4,070	4,071
	British American Tobacco PLC 3.557% 2027	10,991	11,776
	British American Tobacco PLC 2.259% 2028	4,348	4,320
	British American Tobacco PLC 4.39% 2037	1,500	1,620
	British American Tobacco PLC 4.54% 2047	12,786	13,622
	British American Tobacco PLC 4.758% 2049	23,659	25,693
	Conagra Brands, Inc. 5.30% 2038	436	555
	Conagra Brands, Inc. 5.40% 2048	57	77
	Constellation Brands, Inc. 3.50% 2027	7,500	8,266
	Constellation Brands, Inc. 2.875% 2030	620	651
	Imperial Tobacco Finance PLC 3.50% 2023[3]	2,335	2,415
	JBS Investments GMBH II 7.00% 2026[3]	3,868	4,111
	JBS Investments GMBH II 7.00% 2026	1,665	1,770
	JBS Luxembourg SARL 3.625% 2032[3]	1,230	1,231
	Keurig Dr Pepper, Inc. 4.057% 2023	3,112	3,319
	Keurig Dr Pepper, Inc. 4.597% 2028	10,752	12,637
	Molson Coors Brewing Co. 2.10% 2021	2,415	2,417
	Molson Coors Brewing Co. 4.20% 2046	4,165	4,651
	Philip Morris International, Inc. 4.25% 2044	9,550	11,153
	PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	3,110	3,158
	PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	685	705
	Reynolds American, Inc. 4.45% 2025	14,570	16,147
	Reynolds American, Inc. 5.85% 2045	1,970	2,416
	Wal-Mart Stores, Inc. 2.85% 2024	6,765	7,222
	Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,457

			211,667

Information technology 1.16%	Apple, Inc. 1.55% 2021	11,630	11,631
	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.875% 2027	7,027	7,769
	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.50% 2028	4,803	5,272
	Broadcom, Inc. 3.15% 2025	1,164	1,248

American Funds Insurance Series        157

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Information technology (continued)	Broadcom, Inc. 2.45% 2031[3]	$7,000	$6,884
	Broadcom, Inc. 4.30% 2032	6,000	6,840
	Broadcom, Inc. 3.469% 2034[3]	44,436	47,048
	Fidelity National Information Services, Inc. 2.25% 2031	495	495
	Microsoft Corp. 2.525% 2050	10,000	9,848
	Oracle Corp. 1.65% 2026	8,417	8,536
	Oracle Corp. 2.30% 2028	6,875	7,058
	Oracle Corp. 2.875% 2031	7,393	7,695
	Oracle Corp. 3.95% 2051	4,869	5,321
	PayPal Holdings, Inc. 1.65% 2025	6,989	7,178
	PayPal Holdings, Inc. 2.30% 2030	330	342
	salesforce.com, inc. 1.95% 2031	3,775	3,784
	salesforce.com, inc. 2.70% 2041	875	882
	salesforce.com, inc. 2.90% 2051	8,295	8,418
	salesforce.com, inc. 3.05% 2061	265	270
	Square, Inc. 2.75% 2026[3]	1,975	2,012
	Square, Inc. 3.50% 2031[3]	825	833
	VeriSign, Inc. 2.70% 2031	2,109	2,145

			151,509

Real estate 0.42%	Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,611
	Alexandria Real Estate Equities, Inc. 4.50% 2029	150	176
	American Campus Communities, Inc. 3.75% 2023	2,900	3,040
	American Campus Communities, Inc. 3.875% 2031	620	689
	American Tower Corp. 2.70% 2031	1,100	1,136
	Corporacion Inmobiliaria Vesta, SAB de CV 3.625% 2031[3]	395	402
	Corporate Office Properties LP 2.75% 2031	1,547	1,561
	Crown Castle International Corp. 2.50% 2031	4,614	4,653
	Equinix, Inc. 2.90% 2026	3,287	3,522
	Equinix, Inc. 3.20% 2029	3,846	4,130
	Equinix, Inc. 2.50% 2031	7,760	7,899
	Equinix, Inc. 3.40% 2052	1,201	1,238
	Essex Portfolio LP 3.25% 2023	335	350
	Essex Portfolio LP 3.875% 2024	1,000	1,077
	Essex Portfolio LP 2.55% 2031	4,338	4,403
	Hospitality Properties Trust 5.00% 2022	1,270	1,286
	Hospitality Properties Trust 4.50% 2025	855	852
	Hospitality Properties Trust 3.95% 2028	1,710	1,617
	Iron Mountain, Inc. 4.875% 2027[3]	1,605	1,666
	Iron Mountain, Inc. 5.25% 2028[3]	3,500	3,670
	Kimco Realty Corp. 3.40% 2022	1,045	1,081
	Omega Healthcare Investors, Inc. 4.375% 2023	186	198
	Piedmont Operating Partnership LP 4.45% 2024	1,000	1,079
	Scentre Group 3.50% 2025[3]	4,565	4,909
	Sun Communities Operating LP 2.70% 2031	3,244	3,251

			55,496

Materials 0.12%	Air Products and Chemicals, Inc. 2.70% 2040	2,911	2,959
	Huntsman International LLC 2.95% 2031	911	925
	International Flavors & Fragrances, Inc. 2.30% 2030[3]	4,175	4,157
	LYB International Finance III, LLC 2.25% 2030	3,802	3,802
	LYB International Finance III, LLC 3.625% 2051	2,617	2,769
	LYB International Finance III, LLC 3.80% 2060	1,112	1,179

			15,791

	Total corporate bonds, notes & loans		3,967,956

158        American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations 11.11%

Federal agency mortgage-backed obligations 9.88%	Fannie Mae Pool #976945 5.50% 2023[6]	$34	$34
	Fannie Mae Pool #AB1068 4.50% 2025[6]	101	106
	Fannie Mae Pool #AJ9156 3.00% 2026[6]	275	290
	Fannie Mae Pool #AJ6967 3.00% 2026[6]	134	141
	Fannie Mae Pool #AJ5522 3.00% 2026[6]	3	4
	Fannie Mae Pool #256133 4.50% 2026[6]	109	117
	Fannie Mae Pool #AK5394 3.00% 2027[6]	640	678
	Fannie Mae Pool #AL5603 3.00% 2027[6]	565	594
	Fannie Mae Pool #AX3597 3.00% 2027[6]	253	266
	Fannie Mae Pool #AB4281 3.00% 2027[6]	113	119
	Fannie Mae Pool #AB4486 3.00% 2027[6]	56	59
	Fannie Mae Pool #AB5236 3.00% 2027[6]	23	24
	Fannie Mae Pool #AO0800 3.00% 2027[6]	19	20
	Fannie Mae Pool #AK0971 3.00% 2027[6]	9	10
	Fannie Mae Pool #AL3802 3.00% 2028[6]	787	832
	Fannie Mae Pool #AR3058 3.00% 2028[6]	100	105
	Fannie Mae Pool #AL8241 3.00% 2029[6]	762	805
	Fannie Mae Pool #BM4299 3.00% 2030[6]	2,175	2,286
	Fannie Mae Pool #AL9573 3.00% 2031[6]	90	95
	Fannie Mae Pool #AS8018 3.00% 2031[6]	70	74
	Fannie Mae Pool #BM4741 3.00% 2032[6]	54	58
	Fannie Mae Pool #924866 1.64% 2037[6,7]	712	720
	Fannie Mae Pool #945680 6.00% 2037[6]	621	735
	Fannie Mae Pool #913966 6.00% 2037[6]	68	79
	Fannie Mae Pool #889982 5.50% 2038[6]	1,311	1,527
	Fannie Mae Pool #988588 5.50% 2038[6]	258	300
	Fannie Mae Pool #AB1297 5.00% 2040[6]	294	337
	Fannie Mae Pool #AH8144 5.00% 2041[6]	1,403	1,586
	Fannie Mae Pool #AI1862 5.00% 2041[6]	1,349	1,545
	Fannie Mae Pool #AH9479 5.00% 2041[6]	1,267	1,426
	Fannie Mae Pool #AI3510 5.00% 2041[6]	842	964
	Fannie Mae Pool #AJ0704 5.00% 2041[6]	734	840
	Fannie Mae Pool #AJ5391 5.00% 2041[6]	428	488
	Fannie Mae Pool #BM6240 2.201% 2044[6,7]	2,584	2,732
	Fannie Mae Pool #AZ3904 4.00% 2045[6]	76	83
	Fannie Mae Pool #AL8522 3.50% 2046[6]	1,251	1,357
	Fannie Mae Pool #BD1968 4.00% 2046[6]	1,968	2,144
	Fannie Mae Pool #BE0592 4.00% 2046[6]	528	565
	Fannie Mae Pool #BD5477 4.00% 2046[6]	258	278
	Fannie Mae Pool #CA0770 3.50% 2047[6]	8,073	8,561
	Fannie Mae Pool #CA0706 4.00% 2047[6]	178	191
	Fannie Mae Pool #MA3058 4.00% 2047[6]	74	79
	Fannie Mae Pool #BM4413 4.50% 2047[6]	5,365	5,828
	Fannie Mae Pool #BF0293 3.00% 2048[6]	10,714	11,386
	Fannie Mae Pool #FM4891 3.50% 2048[6]	32,271	34,647
	Fannie Mae Pool #BF0318 3.50% 2048[6]	9,697	10,449
	Fannie Mae Pool #CA1189 3.50% 2048[6]	2,247	2,378
	Fannie Mae Pool #MA3384 4.00% 2048[6]	199	212
	Fannie Mae Pool #BJ9169 4.00% 2048[6]	120	129
	Fannie Mae Pool #BJ5749 4.00% 2048[6]	26	29
	Fannie Mae Pool #BM4676 4.00% 2048[6]	20	22
	Fannie Mae Pool #CA2493 4.50% 2048[6]	1,214	1,311
	Fannie Mae Pool #CA3807 3.00% 2049[6]	1,920	2,040
	Fannie Mae Pool #CA3806 3.00% 2049[6]	1,107	1,179
	Fannie Mae Pool #FM0007 3.50% 2049[6]	25,833	27,816
	Fannie Mae Pool #FM1954 3.50% 2049[6]	11,252	12,010
	Fannie Mae Pool #FM1589 3.50% 2049[6]	7,178	7,692
	Fannie Mae Pool #FM1262 4.00% 2049[6]	39,638	42,753
	Fannie Mae Pool #FM5507 3.00% 2050[6]	22,580	24,179

American Funds Insurance Series        159

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #BF0145 3.50% 2057[6]	$16,197		$17,624
	Fannie Mae Pool #BF0264 3.50% 2058[6]	12,658		13,709
	Fannie Mae Pool #BF0332 3.00% 2059[6]	27,684		29,980
	Fannie Mae Pool #BF0497 3.00% 2060[6]	22,798		24,218
	Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[6,7]	–	[8]	–	[8]
	Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[6]	9		11
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[6]	22		27
	Fannie Mae, Series 2002-W1, Class 2A, 5.333% 2042[6,7]	28		31
	Freddie Mac Pool #ZK4277 3.00% 2027[6]	465		492
	Freddie Mac Pool #ZK3836 3.00% 2027[6]	158		166
	Freddie Mac Pool #ZK3970 3.00% 2027[6]	144		152
	Freddie Mac Pool #ZS6521 3.00% 2027[6]	99		105
	Freddie Mac Pool #ZK3893 3.00% 2027[6]	49		52
	Freddie Mac Pool #ZK4162 3.00% 2027[6]	37		39
	Freddie Mac Pool #ZS8452 3.00% 2027[6]	11		12
	Freddie Mac Pool #ZS8463 3.00% 2027[6]	5		5
	Freddie Mac Pool #ZK4039 3.00% 2027[6]	5		5
	Freddie Mac Pool #ZS8507 3.00% 2028[6]	186		197
	Freddie Mac Pool #ZK7590 3.00% 2029[6]	3,935		4,159
	Freddie Mac Pool #ZK7593 3.00% 2029[6]	199		210
	Freddie Mac Pool #ZT1931 3.00% 2033[6]	248		263
	Freddie Mac Pool #A15120 5.50% 2033[6]	61		69
	Freddie Mac Pool #QN1073 3.00% 2034[6]	90		95
	Freddie Mac Pool #G05196 5.50% 2038[6]	72		84
	Freddie Mac Pool #G05267 5.50% 2038[6]	53		62
	Freddie Mac Pool #G06020 5.50% 2039[6]	102		119
	Freddie Mac Pool #A93948 4.50% 2040[6]	209		230
	Freddie Mac Pool #G05860 5.50% 2040[6]	375		437
	Freddie Mac Pool #G06868 4.50% 2041[6]	251		280
	Freddie Mac Pool #G06841 5.50% 2041[6]	599		697
	Freddie Mac Pool #841039 2.213% 2043[6,7]	2,399		2,546
	Freddie Mac Pool #Z40130 3.00% 2046[6]	26,864		28,881
	Freddie Mac Pool #G61733 3.00% 2047[6]	6,699		7,122
	Freddie Mac Pool #G08789 4.00% 2047[6]	1,136		1,219
	Freddie Mac Pool #G67709 3.50% 2048[6]	19,473		21,104
	Freddie Mac Pool #G61628 3.50% 2048[6]	497		532
	Freddie Mac Pool #SI2002 4.00% 2048[6]	2,284		2,445
	Freddie Mac Pool #Q58494 4.00% 2048[6]	1,475		1,576
	Freddie Mac Pool #QA4673 3.00% 2049[6]	38,670		41,170
	Freddie Mac Pool #SD7507 3.00% 2049[6]	24,576		26,118
	Freddie Mac Pool #SD7508 3.50% 2049[6]	16,385		17,753
	Freddie Mac Pool #RA1369 3.50% 2049[6]	3,530		3,775
	Freddie Mac Pool #ZN4842 3.50% 2049[6]	1,232		1,317
	Freddie Mac, Series 3061, Class PN, 5.50% 2035[6]	80		93
	Freddie Mac, Series 3318, Class JT, 5.50% 2037[6]	200		231
	Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[6]	4,283		4,346
	Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[6]	8,608		8,688
	Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[6]	168		156
	Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[6]	162		148
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[6]	12,865		13,523
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[6]	2,790		2,940
	Government National Mortgage Assn. 2.00% 2051[6,9]	92,000		93,535
	Government National Mortgage Assn. 2.50% 2051[6,9]	55,519		57,356
	Government National Mortgage Assn. Pool #MA5817 4.00% 2049[6]	25,415		26,946
	Government National Mortgage Assn. Pool #MA5876 4.00% 2049[6]	3,659		3,880
	Government National Mortgage Assn. Pool #MA6221 4.50% 2049[6]	11,765		12,559
	Government National Mortgage Assn. Pool #MA5764 4.50% 2049[6]	1,273		1,359

160        American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Government National Mortgage Assn. Pool #MA6042 5.00% 2049[6]	$81		$88
	Government National Mortgage Assn. Pool #MA5878 5.00% 2049[6]	–	[8]	–	[8]
	Uniform Mortgage-Backed Security 1.50% 2036[6,9]	39,725		40,080
	Uniform Mortgage-Backed Security 2.00% 2036[6,9]	27,575		28,444
	Uniform Mortgage-Backed Security 2.00% 2036[6,9]	21,500		22,146
	Uniform Mortgage-Backed Security 2.50% 2036[6,9]	62,700		65,317
	Uniform Mortgage-Backed Security 2.00% 2051[6,9]	44,576		44,832
	Uniform Mortgage-Backed Security 2.50% 2051[6,9]	162,393		167,297
	Uniform Mortgage-Backed Security 2.50% 2051[6,9]	5,140		5,306
	Uniform Mortgage-Backed Security 3.00% 2051[6,9]	130,899		136,245
	Uniform Mortgage-Backed Security 3.50% 2051[6,9]	56,700		59,722
	Uniform Mortgage-Backed Security 4.00% 2051[6,9]	12,225		13,029
	Uniform Mortgage-Backed Security 4.50% 2051[6,9]	15,000		16,139

				1,290,807

Collateralized mortgage-backed obligations (privately originated) 0.80%	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[3,6,7]	5,263		5,303
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[3,6]	295		297
	Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.692% 2029[3,6,7]	3,175		3,186
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[3,6,7]	1,251		1,275
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[3,6,7]	984		1,007
	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,6,7]	978		980
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[3,6,7]	2,670		2,673
	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,6,7]	842		850
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[3,6]	1,612		1,666
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[3,6,7]	2,281		2,316
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,6]	4,067		4,422
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[3,6]	3,466		3,791
	Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[3,6,7]	2,480		2,525
	Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[3,6,7]	1,046		1,066
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[6]	240		265
	JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[3,6,7]	2,842		2,910
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,6,7]	1,313		1,316
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[3,6,7]	1,086		1,089
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[3,6,7]	4,916		4,905
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.077% 2023[3,6,7]	11,402		11,420
	MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.70% 2022[3,6,7,10]	25,588		25,588
	Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[3,6,7]	1,297		1,317
	TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[3,6]	4,992		5,034
	TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[3,6]	4,089		4,037
	TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[3,6]	148		147
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,6]	15,516		15,705

				105,090

Commercial mortgage-backed securities 0.43%	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[6]	100		113
	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[6]	770		884
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[6]	1,018		1,114
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[6]	130		142
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[6]	205		230
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[6,7]	2,444		2,826
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[6]	295		305
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[6]	2,541		2,955

American Funds Insurance Series        161

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Commercial mortgage-backed securities (continued)	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[6,7]	$781	$920
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 2038[3,6,7]	3,769	3,776
	BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.97% 2038[3,6,7]	436	437
	BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.20% 2038[3,6,7]	295	296
	BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.50% 2038[3,6,7]	746	748
	Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[6]	250	269
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[6]	610	669
	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[3,6]	430	430
	Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[3,6,7]	312	333
	Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[6]	350	377
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.714% 2048[6,7]	204	219
	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[6,7]	300	314
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[6]	200	216
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[3,6,7]	2,880	2,889
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.455% 2038[3,6,7]	657	660
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.775% 2038[3,6,7]	686	690
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.325% 2038[3,6,7]	686	691
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[3,6]	2,601	2,660
	GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.428% 2044[3,6,7]	530	529
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[6]	400	441
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[6]	100	114
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[6]	1,536	1,589
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[6]	3,280	3,531
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[6]	640	708
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[3,6]	785	815
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[6,7]	2,040	2,257
	L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,6]	153	153
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[6]	2,038	2,191
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[6]	410	440
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[6]	245	273
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[6]	730	799
	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[6,7]	208	221
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[3,6]	8,217	8,584
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[6]	2,437	2,637
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.23% 2048[6,7]	220	233
	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[6]	350	356
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[6]	130	140
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[6]	2,550	2,848
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[6]	1,019	1,111
	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[6]	250	274
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[6]	205	227

			55,634

	Total mortgage-backed obligations		1,451,531

162        American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations 3.35%
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[3,6]	$2,210	$2,373
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[3,6]	2,755	2,979
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[3,6]	7,689	8,028
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[3,6]	3,445	3,448
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[3,6]	531	532
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,6]	2,427	2,505
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[3,6]	193	193
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[3,6]	623	661
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[3,6]	1,279	1,397
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[3,6]	2,602	2,649
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 2026[3,6]	2,500	2,578
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[3,6]	1,465	1,467
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[3,6]	806	805
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[6]	236	236
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[6]	997	1,001
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[6]	1,109	1,117
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[6]	2,613	2,643
Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[3,6,7]	575	575
Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443% 2046[3,6]	4,639	4,678
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446% 2046[3,6]	529	534
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[6]	400	417
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[6]	210	209
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[6]	206	205
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,6]	10,894	11,080
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,6]	2,076	2,110
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,6]	3,567	3,631
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,6]	386	392
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,6]	6,360	6,409
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[3,6]	2,014	2,034
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[3,6]	2,825	2,845
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[3,6]	5,890	5,950
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[3,6]	4,615	4,586
CLI Funding V LLC, Series 2021-1A, Class B, 2.38% 2046[3,6]	518	514
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[3,6]	726	731
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[3,6]	743	752
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[3,6]	1,125	1,158
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[3,6]	3,045	3,112
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[3,6]	694	694
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[3,6]	590	587
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,6]	7,411	7,542
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[3,6]	1,900	1,905
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[6]	2,524	2,530
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[6]	4,910	5,003
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[6]	4,610	4,676
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[6]	4,020	4,183
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[6]	5,369	5,396
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[6]	4,053	4,081
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[3,6]	880	892
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[3,6]	1,915	1,981
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[3,6]	2,565	2,599
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[3,6]	4,250	4,387
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[3,6]	825	825
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[3,6]	449	448
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[3,6]	817	825
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[3,6]	1,179	1,183
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[3,6]	1,231	1,236
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[3,6]	832	837

American Funds Insurance Series        163

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.184% 2029[3,6,7]	$400	$400
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[3,6]	592	594
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[3,6]	5,000	5,064
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[3,6]	2,145	2,168
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[3,6]	2,040	2,055
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[6]	1,663	1,665
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[6]	780	788
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[3,6]	900	926
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[3,6]	5,000	5,161
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[3,6]	6,000	6,213
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[6]	1,807	1,812
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[6]	1,012	1,030
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[6]	2,612	2,612
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,6]	18,121	18,111
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[3,6]	17,675	18,771
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[3,6]	1,127	1,171
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[3,6]	30,070	32,472
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[6]	2,625	2,687
Freedom Financial, Series 2021-2, Class A, 0.68% 2028[3,6]	1,880	1,881
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,6]	2,622	2,671
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[3,6]	1,672	1,682
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[3,6]	186	188
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,6]	3,535	3,574
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[3,6]	11,721	11,686
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[6]	301	311
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[6]	425	443
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[3,6]	18,033	18,104
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[3,6]	1,171	1,176
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[3,6]	810	814
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[3,6]	19,539	19,606
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[3,6]	1,264	1,271
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[3,6]	859	865
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-2A, Class B, 3.94% 2022[3,6]	10	10
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[3,6]	281	282
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[3,6]	758	762
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[3,6]	430	430
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.186% 2030[3,6,7]	900	900
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.334% 2029[3,6,7]	1,050	1,050
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,6]	6,263	6,282
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,6]	8,260	8,271
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[3,6]	18,392	18,457
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[3,6,7]	275	275
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.158% 2027[3,6,7]	1,106	1,107
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.238% 2027[3,6,7]	1,933	1,934
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.147% 2028[3,6,7]	2,209	2,211
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[3,6,7]	450	450
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[3,6]	7,884	7,851

164        American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Asset-backed obligations (continued)
	Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[3,6]	$2,190	$2,228
	Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[3,6]	1,355	1,390
	Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[6]	1,510	1,513
	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[6]	3,110	3,214
	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[6]	2,812	2,819
	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[6]	3,344	3,375
	Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[6]	2,211	2,241
	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[6]	1,802	1,806
	Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[3,6]	2,914	2,921
	Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[3,6]	537	545
	Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[3,6,7]	475	475
	TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[3,6]	3,584	3,619
	Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[3,6]	2,638	2,662
	Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[3,6]	5,297	5,393
	Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[3,6]	7,061	7,003
	Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[3,6]	5,960	6,052
	Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[3,6]	424	422
	Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[3,6]	6,000	6,330
	Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[3,6]	12,060	12,156
	Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[3,6]	4,831	4,814
	Triton Container Finance LLC, Series 2021-1A, Class B, 2.58% 2046[3,6]	398	396
	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[3,6]	1,557	1,572
	Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[3,6]	1,690	1,691
	Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[3,6]	2,181	2,183
	Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[3,6]	1,446	1,447
	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[3,6]	3,023	3,063

			437,918

Municipals 1.71%

California 0.06%	G.O. Bonds, Series 2009, 7.50% 2034	2,100	3,312
	High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,838

			7,150

Illinois 1.57%	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
	Series 2010-C, 6.319% 2029	65	80
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	30,835	37,690
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,945	11,436
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds
	(Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	2,500	2,418
	G.O. Bonds, Series 2013-B, 4.11% 2022	750	764
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,220
	G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	16,192	17,308
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,000	125,902
	G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	1,946	1,946
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,438
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,435

			205,637

New York 0.05%	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034	6,390	6,459

American Funds Insurance Series        165

The Bond Fund of America (formerly Bond Fund) (continued)

	Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

	Municipals (continued)

Texas 0.03%	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	$4,075	$4,170

	Total municipals		223,416

	Bonds & notes of governments & government agencies outside the U.S. 0.82%

	Colombia (Republic of) 5.75% 2027	COP24,813,800	6,335
	Dominican Republic 5.95% 2027[3]	$8,100	9,129
	Panama Bonos Del Tesoro 3.362% 2031	15,625	15,685
	Paraguay (Republic of) 5.00% 2026	1,250	1,427
	Peru (Republic of) 5.94% 2029	PEN6,005	1,709
	Peru (Republic of) 2.783% 2031	$3,790	3,871
	Peru (Republic of) 6.15% 2032	PEN5,695	1,553
	Philippines (Republic of) 3.20% 2046	$4,900	4,924
	Portuguese Republic 5.125% 2024	24,775	28,148
	PT Indonesia Asahan Aluminium Tbk 5.23% 2021[3]	1,862	1,895
	PT Indonesia Asahan Aluminium Tbk 5.71% 2023[3]	1,020	1,128
	PT Indonesia Asahan Aluminium Tbk 4.75% 2025[3]	1,270	1,403
	PT Indonesia Asahan Aluminium Tbk 5.45% 2030[3]	340	396
	PT Indonesia Asahan Aluminium Tbk 5.80% 2050[3]	1,150	1,362
	Qatar (State of) 4.50% 2028[3]	5,100	6,028
	Qatar (State of) 5.103% 2048[3]	3,400	4,522
	Saudi Arabia (Kingdom of) 3.628% 2027[3]	5,000	5,516
	Saudi Arabia (Kingdom of) 3.625% 2028[3]	11,435	12,658

			107,689

	Federal agency bonds & notes 0.10%

	Fannie Mae 2.125% 2026[1]	11,910	12,620

		Total bonds, notes & other debt instruments (cost: $12,255,833,000)	12,682,238

	Short-term securities 8.82%	Shares

	Money market investments 8.82%

	Capital Group Central Cash Fund 0.04%[11,12]	11,531,431	1,153,143

	Total short-term securities (cost: $1,153,188,000)		1,153,143

	Total investment securities 105.87% (cost: $13,409,021,000)		13,835,381

	Other assets less liabilities (5.87)%		(767,671)

	Net assets 100.00%		$13,067,710

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [13]	Value at 6/30/2021 (000) [14]	Unrealized appreciation (depreciation) at 6/30/2021 (000)

90 Day Euro Dollar Futures	Long	2,010	December 2022	$ 502,500	$ 499,887	$ 27
2 Year U.S. Treasury Note Futures	Long	1,886	October 2021	377,200	415,524	(442)
5 Year U.S. Treasury Note Futures	Long	6,253	October 2021	625,300	771,806	(1,738)
10 Year U.S. Treasury Note Futures	Short	3,423	September 2021	(342,300)	(453,548)	(1,223)
10 Year Ultra U.S. Treasury Note Futures	Short	8,245	September 2021	(824,500)	(1,213,690)	(17,860)

166        American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[13]	Value at 6/30/2021 (000)	[14]	Unrealized appreciation (depreciation) at 6/30/2021 (000)
20 Year U.S. Treasury Bond Futures	Long	1,761	September 2021	$ 176,100		$283,081		$ 6,401
30 Year Ultra U.S. Treasury Bond Futures	Long	1,486	September 2021	148,600		286,334		8,734
								$ (6,101)

Forward currency contracts

				Unrealized
Contract amount				appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	(depreciation) at 6/30/2021 (000)

USD1,704	PEN6,550	Morgan Stanley	7/6/2021	$ 2
PEN6,550	USD1,707	Morgan Stanley	7/6/2021	(5)
USD6,649	COP24,638,500	Goldman Sachs	7/19/2021	90
USD1,711	PEN6,550	Morgan Stanley	8/6/2021	5
USD1,704	PEN6,550	Morgan Stanley	9/3/2021	(3)
				$89

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2021 (000)

3-month USD-LIBOR	1.972%	4/26/2051	$23,200	$(1,234)	$ 421	$ (1,655)
3-month USD-LIBOR	1.9855%	4/26/2051	34,500	(1,949)	516	(2,465)
3-month USD-LIBOR	1.953%	4/27/2051	23,100	(1,122)	523	(1,645)
3-month USD-LIBOR	1.9895%	4/27/2051	35,700	(2,051)	501	(2,552)
3-month USD-LIBOR	1.9778%	4/28/2051	13,500	(737)	227	(964)
3-month USD-LIBOR	2.0295%	5/5/2051	30,800	(2,070)	–	(2,070)
3-month USD-LIBOR	1.759%	6/24/2051	27,250	(39)	–	(39)
					$2,188	$(11,390)

Credit default swaps

Centrally cleared credit default swaps on credit indices – sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)

1.00%/Quarterly	CDX.NA.IG.36	6/20/2026	$79,545	$2,020	$1,932	$88

American Funds Insurance Series        167

The Bond Fund of America (formerly Bond Fund) (continued)

Investments in affiliates[12]
	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)

Short-term securities 8.82%
Money market investments 8.82%
Capital Group Central Cash Fund 0.04%[11]	$2,690,045	$3,231,675	$4,768,460	$(54)	$(63)	$1,153,143	$990

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $38,469,000, which represented .29% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,451,982,000, which represented 11.11% of the net assets of the fund.

[4]	Step bond; coupon rate may change at a later date.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Amount less than one thousand.
[9]	Purchased on a TBA basis.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $25,588,000, which represented .20% of the net assets of the fund.
[11]	Rate represents the seven-day yield at 6/30/2021.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Auth. = Authority

CLO = Collateralized Loan Obligations

COP = Colombian pesos

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

PEN = Peruvian nuevos soles

Ref. = Refunding

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

168        American Funds Insurance Series

Capital World Bond Fund
Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 93.11%		Principal amount (000)	Value (000)

Euros 17.03%	Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	€4,200	$5,496
	Altria Group, Inc. 1.00% 2023	1,020	1,229
	Altria Group, Inc. 1.70% 2025	1,600	1,997
	Altria Group, Inc. 2.20% 2027	2,900	3,717
	American Honda Finance Corp. 1.60% 2022	620	747
	American Honda Finance Corp. 1.95% 2024	560	709
	American Tower Corp. 0.45% 2027	2,525	2,998
	American Tower Corp. 0.875% 2029	1,470	1,759
	AT&T, Inc. 1.60% 2028	2,350	2,990
	Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	7,169
	Barclays Bank PLC 6.625% 2022	1,070	1,333
	CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	2,400	2,984
	Comcast Corp. 0.25% 2027	1,250	1,490
	Cote d’Ivoire (Republic of) 5.25% 2030	900	1,118
	Cote d’Ivoire (Republic of) 5.875% 2031	840	1,073
	Deutsche Telekom International Finance BV 7.50% 2033	200	411
	Dow Chemical Co. 0.50% 2027	1,110	1,327
	Egypt (Arab Republic of) 5.625% 2030	745	890
	European Financial Stability Facility 0.40% 2025	6,000	7,329
	European Union 0% 2031	1,905	2,255
	European Union 0% 2035	220	249
	European Union 0.20% 2036	390	451
	French Republic O.A.T. 0% 2030	27,070	32,005
	Germany (Federal Republic of) 0% 2030	14,570	17,788
	Germany (Federal Republic of) 0% 2030	5,950	7,250
	Germany (Federal Republic of) 0% 2036	5,150	6,058
	Germany (Federal Republic of) 0% 2050	9,240	10,076
	Goldman Sachs Group, Inc. 3.375% 2025[2]	5,000	6,650
	Goldman Sachs Group, Inc. 1.00% 2033[2]	2,705	3,216
	Greece (Hellenic Republic of) 3.375% 2025	21,435	28,649
	Greece (Hellenic Republic of) 0.75% 2031	1,660	1,955
	Greece (Hellenic Republic of) 1.875% 2052	1,690	2,108
	Groupe BPCE SA 4.625% 2023	1,200	1,560
	Groupe BPCE SA 1.00% 2025	2,900	3,557
	Honeywell International, Inc. 0.75% 2032	370	446
	Intesa Sanpaolo SpA 6.625% 2023	510	685
	Ireland (Republic of) 0.20% 2030	900	1,081
	Israel (State of) 2.875% 2024	1,180	1,514
	Israel (State of) 1.50% 2027	775	994
	Israel (State of) 1.50% 2029	725	943
	Italy (Republic of) 1.85% 2025	21,390	27,267
	Italy (Republic of) 0.95% 2027	1,745	2,149
	Italy (Republic of) 0.25% 2028	15,970	18,755
	Italy (Republic of) 2.80% 2028	5,828	8,076
	Italy (Republic of) 1.35% 2030	1,657	2,081
	Italy (Republic of) 1.65% 2030	7,400	9,500
	JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	3,819
	Latvia (Republic of) 0% 2031	1,280	1,499
	Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	2,400	2,948
	Morocco (Kingdom of) 3.50% 2024	1,400	1,819
	Morocco (Kingdom of) 1.375% 2026	1,130	1,361
	Morocco (Kingdom of) 2.00% 2030	1,285	1,512
	Morocco (Kingdom of) 1.50% 2031	4,100	4,574
	Petroleos Mexicanos 5.50% 2025	2,520	3,279
	Philippines (Republic of) 0.25% 2025	1,470	1,751
	Philippines (Republic of) 0.70% 2029	940	1,111
	Portuguese Republic 0.475% 2030	1,610	1,947
	Quebec (Province of) 0.25% 2031	920	1,090

American Funds Insurance Series        169

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Euros (continued)	Romania 3.624% 2030	€7,175	$9,855
	Romania 2.00% 2032	1,605	1,928
	Romania 2.00% 2033	6,910	8,146
	Romania 3.375% 2038	4,170	5,432
	Russian Federation 2.875% 2025	4,500	5,840
	Serbia (Republic of) 3.125% 2027	11,497	15,193
	Serbia (Republic of) 1.50% 2029	4,943	5,918
	Spain (Kingdom of) 0.80% 2027	2,280	2,844
	Spain (Kingdom of) 1.45% 2029	1,890	2,467
	Spain (Kingdom of) 1.25% 2030	4,740	6,087
	Spain (Kingdom of) 0.50% 2031	765	909
	Spain (Kingdom of) 2.70% 2048	850	1,323
	State Grid Europe Development PLC 1.50% 2022	194	232
	State Grid Overseas Investment, Ltd. 1.25% 2022	765	917
	State Grid Overseas Investment, Ltd. 1.375% 2025	441	546
	State Grid Overseas Investment, Ltd. 2.125% 2030	200	260
	Stryker Corp. 0.25% 2024	480	575
	Stryker Corp. 0.75% 2029	980	1,190
	Stryker Corp. 1.00% 2031	450	551
	Takeda Pharmaceutical Company, Ltd. 2.25% 2026	2,275	2,984
	Tunisia (Republic of) 6.75% 2023	5,209	5,993
	Turkey (Republic of) 4.375% 2027	950	1,119
	Ukraine 6.75% 2026	4,344	5,632
	Ukraine 4.375% 2030	2,705	3,003
	Verizon Communications, Inc. 0.375% 2029	3,470	4,082

			363,820

Japanese yen 10.19%	Export-Import Bank of India 0.59% 2022	¥400,000	3,593
	Goldman Sachs Group, Inc. 2.80% 2022[2]	100,000	914
	Groupe BPCE SA 0.64% 2022	400,000	3,610
	Indonesia (Republic of) 0.54% 2022	100,000	903
	Intesa Sanpaolo SpA 1.36% 2022	600,000	5,429
	Japan, Series 19, 0.10% 2024[3]	1,844,567	16,863
	Japan, Series 18, 0.10% 2024[3]	1,024,182	9,354
	Japan, Series 20, 0.10% 2025[3]	680,720	6,235
	Japan, Series 21, 0.10% 2026[3]	989,215	9,098
	Japan, Series 346, 0.10% 2027	2,525,700	22,984
	Japan, Series 23, 0.10% 2028[3]	1,993,182	18,413
	Japan, Series 356, 0.10% 2029	3,529,000	32,083
	Japan, Series 24, 0.10% 2029[3]	1,608,477	14,895
	Japan, Series 116, 2.20% 2030	576,100	6,178
	Japan, Series 145, 1.70% 2033	1,851,000	19,739
	Japan, Series 152, 1.20% 2035	1,442,500	14,712
	Japan, Series 21, 2.30% 2035	720,000	8,378
	Japan, Series 173, 0.40% 2040	492,000	4,410
	Japan, Series 37, 0.60% 2050	694,500	6,129
	Japan, Series 70, 0.70% 2051	335,500	3,028
	KT Corp. 0.38% 2021	200,000	1,800
	Philippines (Republic of) 0.001% 2024	900,000	8,048
	United Mexican States 0.62% 2022	100,000	903

			217,699

Chinese yuan renminbi 9.06%	Agricultural Development Bank of China 3.75% 2029	CNY9,850	1,548
	Agricultural Development Bank of China 2.96% 2030	90,980	13,498
	China (People’s Republic of), Series 1916, 3.12% 2026	85,830	13,383
	China (People’s Republic of), Series INBK, 2.85% 2027	79,290	12,141
	China (People’s Republic of), Series IMBK, 3.28% 2027	1,650	259
	China (People’s Republic of), Series 1906, 3.29% 2029	73,800	11,573
	China (People’s Republic of), Series INBK, 3.27% 2030	58,490	9,174
	China (People’s Republic of), Series 1910, 3.86% 2049	205,560	32,810

170        American Funds Insurance Series

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

Chinese yuan renminbi (continued)	China (People’s Republic of), Series INBK, 3.39% 2050		CNY17,330	$2,543
	China Development Bank Corp., Series 1814, 4.15% 2025		20,900	3,349
	China Development Bank Corp., Series 1909, 3.50% 2026		10,400	1,624
	China Development Bank Corp., Series 1904, 3.68% 2026		11,700	1,841
	China Development Bank Corp., Series 2009, 3.39% 2027		11,130	1,723
	China Development Bank Corp., Series 2004, 3.43% 2027		192,390	29,880
	China Development Bank Corp., Series 1805, 4.04% 2028		131,350	21,044
	China Development Bank Corp., Series 1805, 4.88% 2028		33,380	5,605
	China Development Bank Corp., Series 1905, 3.48% 2029		128,200	19,817
	China Development Bank Corp., Series 2005, 3.07% 2030		78,250	11,707

				193,519

British pounds 3.36%	American Honda Finance Corp. 0.75% 2026		£1,420	1,939
	France Télécom 5.375% 2050		300	676
	Lloyds Banking Group PLC 7.625% 2025		655	1,125
	United Kingdom 2.75% 2024		1,210	1,810
	United Kingdom 4.25% 2027		2,800	4,801
	United Kingdom 0.375% 2030		4,970	6,643
	United Kingdom 4.75% 2030		14,360	27,157
	United Kingdom 0.625% 2035		9,062	11,808
	United Kingdom 0.875% 2046		6,030	7,675
	United Kingdom 0.625% 2050		2,805	3,299
	United Kingdom 1.25% 2051		3,560	4,930

				71,863

Danish kroner 2.49%	Nordea Kredit 0.50% 2040[4]		DKr19,129	2,924
	Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]		144,109	22,106
	Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]		184,657	28,091

				53,121

Brazilian reais 2.43%	Brazil (Federative Republic of) 0% 2021		BRL147,000	29,191
	Brazil (Federative Republic of) 6.00% 2022[3]		57,071	11,998
	Brazil (Federative Republic of) 6.00% 2024[3]		49,223	10,680

				51,869

Canadian dollars 2.10%	Canada 1.00% 2022	C$	1,050	854
	Canada 2.25% 2025		15,900	13,544
	Canada 0.25% 2026		5,800	4,524
	Canada 2.25% 2029		26,105	22,667
	Canada 2.75% 2048		3,500	3,388

				44,977

Mexican pesos 1.96%	Petróleos Mexicanos 7.19% 2024		MXN83,847	3,986
	Petróleos Mexicanos 7.47% 2026		95,267	4,293
	United Mexican States, Series M, 7.50% 2027		412,420	21,583
	United Mexican States, Series M20, 8.50% 2029		140,400	7,757
	United Mexican States, Series M30, 8.50% 2038		21,100	1,171
	United Mexican States, Series M, 8.00% 2047		56,500	2,992

				41,782

Russian rubles 1.67%	Russian Federation 7.00% 2023		RUB430,300	5,919
	Russian Federation 7.15% 2025		436,320	6,033
	Russian Federation 6.90% 2029		403,750	5,501
	Russian Federation 7.65% 2030		712,330	10,141
	Russian Federation 5.90% 2031		79,600	1,000

American Funds Insurance Series        171

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Russian rubles (continued)	Russian Federation 8.50% 2031	RUB82,440	$1,244
	Russian Federation 7.70% 2033	295,840	4,244
	Russian Federation 7.25% 2034	121,920	1,691

			35,773

Australian dollars 1.23%	Australia (Commonwealth of), Series 163, 1.00% 2031	A$32,670	23,263
	Australia (Commonwealth of), Series 162, 1.75% 2051	4,620	3,067

			26,330

Malaysian ringgits 1.09%	Malaysia (Federation of), Series 0310, 4.498% 2030	MYR8,420	2,217
	Malaysia (Federation of), Series 0418, 4.893% 2038	45,447	11,887
	Malaysia (Federation of), Series 0519, 3.757% 2040	40,283	9,134

			23,238

Indonesian rupiah 0.70%	Indonesia (Republic of), Series 84, 7.25% 2026	IDR22,733,000	1,679
	Indonesia (Republic of), Series 56, 8.375% 2026	6,725,000	522
	Indonesia (Republic of), Series 59, 7.00% 2027	11,000,000	805
	Indonesia (Republic of), Series 78, 8.25% 2029	53,220,000	4,098
	Indonesia (Republic of), Series 82, 7.00% 2030	39,572,000	2,827
	Indonesia (Republic of), Series 87, 6.50% 2031	17,649,000	1,210
	Indonesia (Republic of), Series 74, 7.50% 2032	7,073,000	516
	Indonesia (Republic of), Series 65, 6.625% 2033	17,683,000	1,217
	Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	2,092

			14,966

Colombian pesos 0.52%	Colombia (Republic of) 5.75% 2027	COP14,059,000	3,589
	Colombia (Republic of) 7.25% 2050	31,167,000	7,607

			11,196

South Korean won 0.43%	South Korea (Republic of), Series 2503, 1.50% 2025	KRW5,183,670	4,582
	South Korea (Republic of), Series 2712, 2.375% 2027	5,158,930	4,701

			9,283

Indian rupees 0.38%	India (Republic of) 5.15% 2025	INR331,570	4,382
	National Highways Authority of India 7.17% 2021	220,000	3,005
	National Highways Authority of India 7.27% 2022	50,000	691

			8,078

Czech korunas 0.37%	Czech Republic 0% 2024	CZK72,100	3,197
	Czech Republic 1.25% 2025	102,510	4,723

			7,920

Ukrainian hryvnia 0.35%	Ukraine 16.06% 2022	UAH86,536	3,358
	Ukraine 17.00% 2022	60,180	2,331
	Ukraine 17.25% 2022	47,384	1,819

			7,508

Norwegian kroner 0.32%	Norway (Kingdom of) 1.75% 2025	NKr56,450	6,735

172        American Funds Insurance Series

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Ghanaian cedi 0.13%	Ghana (Republic of) 18.85% 2023	GHS15,260	$2,723

South African rand 0.11%	South Africa (Republic of) 8.00% 2030	ZAR7,920	527
	South Africa (Republic of), Series R-2048, 8.75% 2048	30,850	1,831

			2,358

Peruvian nuevos soles 0.08%	Peru (Republic of) 6.15% 2032	PEN5,980	1,631

Polish zloty 0.07%	Poland (Republic of), Series 1029, 2.75% 2029	PLN4,900	1,407

Romanian leu 0.06%	Romania 4.75% 2025	RON5,000	1,295

U.S. dollars 36.98%	7-Eleven, Inc. 0.95% 2026[2]	$ 520	511
	7-Eleven, Inc. 1.80% 2031[2]	2,015	1,929
	Abbott Laboratories 3.40% 2023	137	146
	AbbVie, Inc. 2.90% 2022	1,170	1,209
	AbbVie, Inc. 3.20% 2022	200	207
	Abu Dhabi (Emirate of) 2.50% 2025[2]	2,195	2,335
	ACE INA Holdings, Inc. 2.875% 2022	195	201
	ACE INA Holdings, Inc. 3.35% 2026	195	214
	ACE INA Holdings, Inc. 4.35% 2045	425	538
	Advisor Group Holdings, LLC 6.25% 2028[2]	425	449
	Aetna, Inc. 2.80% 2023	340	354
	Affinity Gaming 6.875% 2027[2]	390	415
	AG Merger Sub II, Inc. 10.75% 2027[2]	311	346
	Albertsons Companies, Inc. 3.50% 2029[2]	125	124
	Alcoa Netherlands Holding BV 5.50% 2027[2]	200	217
	Alcoa Netherlands Holding BV 4.125% 2029[2]	75	78
	Alexandria Real Estate Equities, Inc. 1.875% 2033	2,047	1,939
	Alliant Holdings Intermediate, LLC 6.75% 2027[2]	410	431
	Allied Universal Holdco LLC 9.75% 2027[2]	325	358
	Allied Universal Holdco LLC 6.00% 2029[2]	500	508
	Allison Transmission Holdings, Inc. 3.75% 2031[2]	100	98
	Allstate Corp. 0.75% 2025	1,563	1,548
	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,6]	650	658
	Altice France SA 5.125% 2029[2]	200	201
	Altice NV 7.50% 2026[2]	50	52
	Altria Group, Inc. 5.95% 2049	131	168
	Amazon.com, Inc. 1.50% 2030	2,040	1,996
	Amazon.com, Inc. 2.50% 2050	2,500	2,368
	American Airlines, Inc. 5.50% 2026[2]	200	212
	American Airlines, Inc. 5.75% 2029[2]	200	217
	American Campus Communities, Inc. 3.75% 2023	1,810	1,898
	American Campus Communities, Inc. 4.125% 2024	1,195	1,301
	American Campus Communities, Inc. 3.875% 2031	514	571
	American Electric Power Company, Inc. 1.00% 2025	250	248
	Amgen, Inc. 1.90% 2025	580	601
	Amgen, Inc. 2.20% 2027	445	462
	Amipeace, Ltd. 2.50% 2024	4,100	4,298
	Anglo American Capital PLC 2.25% 2028[2]	454	460
	Anglo American Capital PLC 3.95% 2050[2]	521	567
	Angola (Republic of) 9.50% 2025	2,400	2,634

American Funds Insurance Series        173

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Anheuser-Busch InBev NV 4.75% 2029	$2,535	$3,022
	Anheuser-Busch InBev NV 4.50% 2050	2,250	2,743
	Antero Resources Corp. 5.375% 2030[2]	80	82
	Apache Corp. 4.625% 2025	100	108
	Apache Corp. 4.375% 2028	171	182
	Apache Corp. 5.10% 2040	100	105
	Apollo Commercial Real Estate Finance, Inc. 4.625% 2029[2]	325	321
	Apple, Inc. 3.35% 2027	1,075	1,195
	Apple, Inc. 2.40% 2050	1,100	1,034
	Ardagh Group SA 6.50% 2027[2,7]	210	221
	Ardagh Metal Packaging Finance USA LLC 4.00% 2029[2]	200	199
	Ardagh Packaging Finance 5.25% 2027[2]	200	204
	Aretec Escrow Issuer, Inc. 7.50% 2029[2]	495	511
	Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[1]	1,921	693
	Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[1]	3,025	965
	Arthur J. Gallagher & Co. 2.50% 2031	208	210
	Arthur J. Gallagher & Co. 3.50% 2051	34	36
	Ascent Resources - Utica LLC 8.25% 2028[2]	230	253
	Ascent Resources - Utica LLC 5.875% 2029[2]	100	100
	Associated Materials, LLC 9.00% 2025[2]	400	425
	AssuredPartners, Inc. 7.00% 2025[2]	200	205
	AssuredPartners, Inc. 5.625% 2029[2]	230	230
	AstraZeneca Finance LLC 1.75% 2028	685	685
	AstraZeneca Finance LLC 2.25% 2031	100	102
	AstraZeneca PLC 3.50% 2023	2,700	2,869
	AstraZeneca PLC 3.00% 2051	657	681
	Atkore, Inc. 4.25% 2031[2]	135	137
	ATS Automation Tooling Systems, Inc. 4.125% 2028[2]	230	236
	Avantor Funding, Inc. 4.625% 2028[2]	200	211
	Avis Budget Car Rental, LLC 5.75% 2027[2]	185	193
	Avis Budget Group, Inc. 5.25% 2025[2]	75	76
	Avis Budget Group, Inc. 4.75% 2028[2]	100	103
	Avis Budget Group, Inc. 5.375% 2029[2]	95	99
	Axalta Coating Systems LLC 4.75% 2027[2]	200	210
	Axiata SPV2 Bhd. 2.163% 2030	651	643
	Azul Investments LLP 7.25% 2026[2]	300	295
	B&G Foods, Inc. 5.25% 2025	100	103
	B&G Foods, Inc. 5.25% 2027	210	219
	Baidu, Inc. 3.425% 2030	675	732
	Banff Merger Sub, Inc. 9.75% 2026[2]	210	221
	Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	847	887
	Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[1]	7,710	7,645
	Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[1]	4,600	4,639
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	3,745	3,776
	Bausch Health Companies, Inc. 9.25% 2026[2]	795	866
	Bausch Health Companies, Inc. 5.75% 2027[2]	200	213
	Bausch Health Companies, Inc. 4.875% 2028[2]	245	251
	Bausch Health Companies, Inc. 5.00% 2028[2]	215	204
	Bausch Health Companies, Inc. 5.25% 2031[2]	235	220
	Bayer AG 3.375% 2024[2]	840	903
	Bayer US Finance II LLC 4.25% 2025[2]	203	226
	Bayerische Motoren Werke AG 2.95% 2022[2]	3,675	3,755
	Bayerische Motoren Werke AG 3.90% 2025[2]	900	993
	Bayerische Motoren Werke AG 4.15% 2030[2]	900	1,051
	Beasley Mezzanine Holdings, LLC 8.625% 2026[2]	125	127
	Belarus (Republic of) 7.625% 2027	2,100	2,055
	Berkshire Hathaway Energy Company 2.85% 2051	300	291
	Black Knight, Inc. 3.625% 2028[2]	335	334
	Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[2]	120	130
	BMC Software, Inc. 7.125% 2025[2]	70	75
	BMC Software, Inc. 9.125% 2026[2]	150	159
	BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2032)[1,2]	1,275	1,310

174        American Funds Insurance Series

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Boeing Company 5.15% 2030	$4,000	$4,740
	Bombardier, Inc. 6.125% 2023[2]	65	69
	Bombardier, Inc. 7.50% 2025[2]	125	129
	Bombardier, Inc. 7.125% 2026[2]	175	183
	Bombardier, Inc. 7.875% 2027[2]	325	338
	Bombardier, Inc. 7.45% 2034[2]	125	134
	Booz Allen Hamilton, Inc. 4.00% 2029[2]	15	15
	Boyd Gaming Corp. 4.75% 2027	220	228
	Boyd Gaming Corp. 4.75% 2031[2]	90	93
	Boyne USA, Inc. 4.75% 2029[2]	45	47
	BP Capital Markets America, Inc. 2.939% 2051	2,280	2,188
	Brandywine Operating Partnership LP 3.95% 2023	190	198
	Braskem SA 4.50% 2030[2]	745	778
	Brightstar Escrow Corp. 9.75% 2025[2]	180	194
	Bristow Group, Inc. 6.875% 2028[2]	175	179
	British American Tobacco PLC 2.789% 2024	1,150	1,209
	British American Tobacco PLC 3.215% 2026	955	1,014
	British American Tobacco PLC 3.557% 2027	1,545	1,655
	British American Tobacco PLC 3.462% 2029	1,150	1,216
	British American Tobacco PLC 4.758% 2049	894	971
	Broadcom, Inc. 3.15% 2025	212	227
	Broadcom, Inc. 4.15% 2030	1,450	1,628
	Broadcom, Inc. 3.419% 2033[2]	698	734
	Broadcom, Inc. 3.469% 2034[2]	48	51
	Broadcom, Inc. 3.75% 2051[2]	926	968
	BroadStreet Partners, Inc. 5.875% 2029[2]	250	256
	Brookfield Property REIT, Inc. 5.75% 2026[2]	820	863
	Brookfield Residential Properties, Inc. 5.00% 2029[2]	100	101
	Burger King Corp. 3.875% 2028[2]	150	152
	BWX Technologies, Inc. 4.125% 2029[2]	265	270
	Cablevision Systems Corp. 6.75% 2021	950	971
	Caesars Entertainment, Inc. 6.25% 2025[2]	50	53
	California Resources Corp. 7.125% 2026[2]	100	105
	Canadian Natural Resources, Ltd. 2.95% 2030	2,343	2,431
	Carnival Corp. 11.50% 2023[2]	2,630	2,963
	Carrier Global Corp. 2.242% 2025	530	551
	Carrols Restaurant Group, Inc. 5.875% 2029[2]	130	129
	Carvana Co. 5.50% 2027[2]	70	72
	Catalent, Inc. 3.125% 2029[2]	75	73
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[2]	159	165
	CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,925
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	975	1,016
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	165	175
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	305	311
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	100	104
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[2]	282	289
	CEC Entertainment, Inc. 6.75% 2026[2]	200	206
	Centene Corp. 4.25% 2027	200	211
	Centene Corp. 2.45% 2028	105	107
	Centene Corp. 4.625% 2029	405	446
	Centene Corp. 2.50% 2031	155	153
	Central Garden & Pet Co. 4.125% 2030	99	101
	Central Garden & Pet Co. 4.125% 2031[2]	120	122
	Charles River Laboratories International, Inc. 4.25% 2028[2]	150	155
	Charles River Laboratories International, Inc. 3.75% 2029[2]	30	30
	Cheniere Energy Partners LP 5.625% 2026	100	104
	Cheniere Energy Partners LP 4.50% 2029	210	226
	Cheniere Energy Partners LP 4.00% 2031[2]	100	105
	Cheniere Energy, Inc. 4.625% 2028[2]	405	428
	Chesapeake Energy Corp. 4.875% 2022[8]	915	26
	Chesapeake Energy Corp. 5.50% 2026[2]	100	106
	Chesapeake Energy Corp. 5.875% 2029[2]	85	92

American Funds Insurance Series        175

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	$6,000	$6,016
	Cigna Corp. 4.125% 2025	830	931
	Cigna Corp. 2.40% 2030	380	388
	Cigna Corp. 2.375% 2031	2,977	3,022
	Cinemark USA, Inc. 5.875% 2026[2]	75	79
	Cinemark USA, Inc. 5.25% 2028[2]	100	103
	Cirsa Gaming Corp. SA 7.875% 2023[2]	400	409
	Citigroup, Inc. 2.35% 2021	1,500	1,503
	Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	808	810
	Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	4,500	4,818
	Clarivate Science Holdings Corp. 3.875% 2028[2]	110	111
	Clarivate Science Holdings Corp. 4.875% 2029[2]	140	144
	Cleveland-Cliffs, Inc. 9.875% 2025[2]	281	330
	Cleveland-Cliffs, Inc. 6.75% 2026[2]	315	340
	Cleveland-Cliffs, Inc. 5.875% 2027	100	105
	Cleveland-Cliffs, Inc. 4.625% 2029[2]	125	132
	Cleveland-Cliffs, Inc. 4.875% 2031[2]	200	210
	CMS Energy Corp. 3.875% 2024	100	107
	CMS Energy Corp. 3.00% 2026	1,200	1,285
	CNX Resources Corp. 7.25% 2027[2]	210	225
	CNX Resources Corp. 6.00% 2029[2]	225	244
	Cogent Communications Group, Inc. 3.50% 2026[2]	375	384
	Colombia (Republic of) 3.875% 2027	350	372
	Comcast Corp. 3.95% 2025	2,610	2,926
	Commonwealth Bank of Australia 2.688% 2031[2]	4,650	4,653
	Community Health Systems, Inc. 5.625% 2027[2]	90	96
	Community Health Systems, Inc. 6.00% 2029[2]	230	246
	Compass Diversified Holdings 5.25% 2029[2]	365	380
	Comstock Resources, Inc. 6.75% 2029[2]	140	149
	Comstock Resources, Inc. 5.875% 2030[2]	175	179
	Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[2,7,8]	2,741	781
	Constellium SE 3.75% 2029[2]	125	124
	Consumers Energy Co. 3.375% 2023	345	364
	Convey Park Energy LLC 7.50% 2025[2]	125	130
	CoreCivic, Inc. 8.25% 2026	289	300
	CoreLogic, Inc. 4.50% 2028[2]	584	580
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[5,6]	150	151
	Corporate Office Properties LP 2.75% 2031	1,212	1,223
	Costa Rica (Republic of) 6.125% 2031[2]	640	680
	CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[2]	650	678
	Crédit Agricole SA 4.375% 2025[2]	1,100	1,212
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	2,675	2,729
	Credit Suisse Group AG 2.95% 2025	875	937
	Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	1,000	1,032
	Crestwood Midstream Partners LP 6.00% 2029[2]	150	157
	Crown Castle International Corp. 2.50% 2031	679	685
	CSX Corp. 3.80% 2050	75	86
	CSX Corp. 2.50% 2051	1,075	979
	CVR Partners LP 9.25% 2023[2]	34	34
	CVR Partners LP 6.125% 2028[2]	120	123
	CVS Health Corp. 3.50% 2022	430	442
	CVS Health Corp. 3.70% 2023	97	102
	DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	2,100	2,100
	Dana, Inc. 5.625% 2028	410	445
	Dana, Inc. 4.25% 2030	80	82
	Danske Bank AS 2.70% 2022[2]	1,400	1,422
	Danske Bank AS 3.875% 2023[2]	1,675	1,784
	Darling Ingredients, Inc. 5.25% 2027[2]	210	221
	DaVita, Inc. 4.625% 2030[2]	200	206
	DCP Midstream LP 7.375% junior subordinated perpetual bonds (3-month USD-LIBOR + 5.148% on 12/15/2022)[1]	50	49
	Dell International LLC / EMC Corp. 8.10% 2036	110	168

176        American Funds Insurance Series

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Dell International LLC / EMC Corp. 8.35% 2046	$81	$133
	Dell, Inc. 6.50% 2038	53	68
	Dell, Inc. 5.40% 2040	25	30
	Deluxe Corp. 8.00% 2029[2]	150	163
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	863
	Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	1,500	1,598
	Deutsche Telekom International Finance BV 1.95% 2021[2]	575	576
	Deutsche Telekom International Finance BV 2.82% 2022[2]	1,675	1,693
	Deutsche Telekom International Finance BV 9.25% 2032	930	1,509
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[2,6,7,9,10]	30	30
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[6,7,9,10]	27	27
	Diamond Sports Group LLC 6.625% 2027[2]	385	190
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 2023[5,6]	108	106
	Diebold Nixdorf, Inc. 9.375% 2025[2]	630	701
	Diebold, Inc. 8.50% 2024	150	154
	Discovery Communications, Inc. 3.625% 2030	468	511
	Diversified Healthcare Trust 4.375% 2031	300	288
	Dominican Republic 5.50% 2025[2]	1,375	1,513
	Dominican Republic 8.625% 2027[2]	225	276
	Dominican Republic 6.40% 2049[2]	1,613	1,738
	DPL, Inc. 4.125% 2025	270	290
	DT Midstream, Inc. 4.125% 2029[2]	185	188
	Duke Energy Corp. 3.75% 2024	550	592
	Duke Energy Progress, LLC 3.70% 2028	1,225	1,380
	Dun & Bradstreet Corp. 6.875% 2026[2]	123	131
	Edison International 5.75% 2027	370	421
	Edison International 4.125% 2028	2,390	2,546
	Egypt (Arab Republic of) 7.50% 2027[2]	2,200	2,478
	Elastic NV 4.125% 2029[2]	75	75
	Electricité de France SA 4.875% 2038[2]	795	979
	Element Solutions, Inc. 3.875% 2028[2]	150	153
	Embarq Corp. 7.995% 2036	266	302
	EMD Finance LLC 2.95% 2022[2]	225	228
	EMD Finance LLC 3.25% 2025[2]	2,924	3,142
	Empire Communities Corp. 7.00% 2025[2]	100	105
	Empresas Publicas de Medellin ESP 4.25% 2029[2]	1,030	1,022
	Enbridge, Inc. 4.00% 2023	600	641
	Enbridge, Inc. 2.50% 2025	900	944
	Enbridge, Inc. 4.25% 2026	655	739
	Enbridge, Inc. 3.70% 2027	754	832
	Enbridge, Inc. 3.40% 2051	464	467
	Encompass Health Corp. 4.50% 2028	100	104
	Encompass Health Corp. 4.75% 2030	145	154
	Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[2]	551	563
	Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[2]	292	197
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[2]	225	221
	Enel Finance International SA 2.75% 2023[2]	5,000	5,187
	Enel Finance International SA 3.625% 2027[2]	2,375	2,612
	Enel Finance International SA 3.50% 2028[2]	1,800	1,974
	Energean Israel Finance, Ltd. 4.50% 2024[2]	80	82
	Energizer Holdings, Inc. 4.375% 2029[2]	210	211
	Energy Transfer Operating LP 5.00% 2050	5,567	6,447
	Energy Transfer Partners LP 4.20% 2027	110	122
	Energy Transfer Partners LP 6.00% 2048	70	89
	Energy Transfer Partners LP 6.25% 2049	910	1,196
	EnLink Midstream Partners, LLC 5.625% 2028[2]	135	143
	ENN Energy Holdings, Ltd. 2.625% 2030[2]	2,982	2,981
	Entergy Corp. 0.90% 2025	750	741
	Entergy Texas, Inc. 1.75% 2031	525	504
	EQM Midstream Partners LP 6.50% 2027[2]	340	380
	EQM Midstream Partners LP 4.50% 2029[2]	75	76
	EQM Midstream Partners LP 4.75% 2031[2]	70	72

American Funds Insurance Series        177

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[1]	$50	$65
	Equinix, Inc. 1.80% 2027	1,145	1,160
	Equinix, Inc. 2.15% 2030	9,390	9,339
	Essex Portfolio LP 3.50% 2025	2,835	3,071
	Essex Portfolio LP 3.375% 2026	885	960
	European Investment Bank 2.25% 2022	700	710
	Everi Holdings Inc. 5.00% 2029[2]	55	56
	Exelon Corp., junior subordinated, 3.497% 2022[1]	525	538
	Export-Import Bank of India 3.25% 2030	3,489	3,552
	Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	1,024	1,042
	Fannie Mae Pool #MA2754 3.00% 2026[4]	120	126
	Fannie Mae Pool #AB4281 3.00% 2027[4]	19	20
	Fannie Mae Pool #AP7888 3.50% 2042[4]	457	497
	Fannie Mae Pool #AQ0770 3.50% 2042[4]	164	178
	Fannie Mae Pool #AO4151 3.50% 2042[4]	157	170
	Fertitta Entertainment, Inc. 6.75% 2024[2]	150	152
	Fidelity National Information Services, Inc. 2.25% 2031	47	47
	First Quantum Minerals, Ltd. 7.25% 2023[2]	265	270
	First Quantum Minerals, Ltd. 7.50% 2025[2]	495	515
	First Quantum Minerals, Ltd. 6.875% 2026[2]	325	340
	First Quantum Minerals, Ltd. 6.875% 2027[2]	440	480
	FirstEnergy Corp. 4.40% 2027[1]	1,800	1,960
	FirstEnergy Corp. 3.40% 2050	240	236
	FirstEnergy Transmission LLC 2.866% 2028[2]	2,325	2,411
	FMG Resources 4.375% 2031[2]	325	348
	Ford Motor Credit Company LLC 3.81% 2024	530	555
	Ford Motor Credit Company LLC 5.125% 2025	1,035	1,141
	Ford Motor Credit Company LLC 2.90% 2028	200	199
	Ford Motor Credit Company LLC 4.00% 2030	125	131
	Fortress Transportation and Infrastructure Investors LLC 5.50% 2028[2]	90	94
	France Télécom 9.00% 2031[1]	2,434	3,832
	Freddie Mac Pool #ZS8588 3.00% 2030[4]	75	80
	Freedom Mortgage Corp. 7.625% 2026[2]	225	235
	Freeport-McMoRan, Inc. 3.875% 2023	75	78
	Freeport-McMoRan, Inc. 4.25% 2030	275	295
	Freeport-McMoRan, Inc. 5.45% 2043	100	122
	Fresnillo PLC 4.25% 2050[2]	973	991
	Front Range BidCo, Inc. 6.125% 2028[2]	200	205
	Frontier Communications Corp. 5.875% 2027[2]	125	134
	Frontier Communications Corp. 5.00% 2028[2]	125	129
	Frontier Communications Corp. 6.75% 2029[2]	125	133
	Frontier Communications Holdings, LLC 5.875% 2029	400	408
	FS Energy and Power Fund 7.50% 2023[2]	575	596
	FXI Holdings, Inc. 7.875% 2024[2]	150	155
	FXI Holdings, Inc. 12.25% 2026[2]	652	753
	Gartner, Inc. 4.50% 2028[2]	150	159
	General Motors Company 6.125% 2025	117	139
	General Motors Financial Co. 5.20% 2023	1,190	1,282
	General Motors Financial Co. 1.05% 2024	725	729
	General Motors Financial Co. 2.40% 2028	2,250	2,286
	Genesis Energy LP 8.00% 2027	360	379
	Georgia (Republic of) 2.75% 2026[2]	400	408
	Glencore Funding LLC 1.625% 2026[2]	2,838	2,850
	Global Infrastructure Solutions, Inc. 5.625% 2029[2]	250	260
	Global Payments, Inc. 1.20% 2026	817	810
	Global Payments, Inc. 2.90% 2030	683	712
	Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,200	1,230
	Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	1,078
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	2,510	2,566
	Goodyear Tire & Rubber Co. 5.00% 2029[2]	210	220
	GPC Merger Sub, Inc. 7.125% 2028[2]	210	227

178        American Funds Insurance Series

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Grab Holding, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 2026[5,6]	$75	$76
	Gray Television, Inc. 7.00% 2027[2]	210	228
	Groupe BPCE SA 5.15% 2024[2]	1,800	2,006
	Grupo Energia Bogota SA ESP 4.875% 2030[2]	660	720
	Guara Norte SARL 5.198% 2034[2]	197	205
	Hanesbrands, Inc. 4.625% 2024[2]	85	90
	Hanesbrands, Inc. 5.375% 2025[2]	86	91
	Hanesbrands, Inc. 4.875% 2026[2]	245	265
	Harsco Corp. 5.75% 2027[2]	360	378
	Harvest Midstream I LP 7.50% 2028[2]	140	152
	HAT Holdings I LLC / HAT Holdings II LLC 3.375% 2026[2]	150	151
	HCA, Inc. 5.375% 2025	55	62
	HCA, Inc. 5.875% 2026	125	145
	HCA, Inc. 5.625% 2028	315	374
	HCA, Inc. 5.25% 2049	170	217
	Hexion, Inc. 7.875% 2027[2]	370	400
	Hightower Holding, LLC 6.75% 2029[2]	85	87
	Hilcorp Energy I LP 5.75% 2029[2]	80	84
	Hilcorp Energy I LP 6.00% 2031[2]	45	48
	Hilton Grand Vacations Borrower LLC 5.00% 2029[2]	450	461
	Hilton Worldwide Holdings, Inc. 4.00% 2031[2]	130	131
	Howard Hughes Corp. 5.375% 2028[2]	435	463
	Howard Hughes Corp. 4.125% 2029[2]	205	206
	Howard Hughes Corp. 4.375% 2031[2]	130	130
	Howmet Aerospace, Inc. 6.875% 2025	190	221
	HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	446
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	320
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,646
	HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	1,032	1,034
	Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 1.15%) 1.32% 2022[6]	200	154
	Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 0.185%) 2.031% 2022[6]	507	416
	Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 1.325%) 1.525% 2023[6]	408	304
	Huarong Finance 2017 Co., Ltd. 4.75% 2027	400	281
	Huarong Finance 2019 Co., Ltd., (3-month USD-LIBOR + 1.125%) 1.275% 2023[6]	976	730
	Huarong Finance 2019 Co., Ltd. 3.75% 2024	200	148
	Huarong Finance II Co., Ltd. 5.00% 2025	607	439
	Huarong Finance II Co., Ltd. 5.50% 2025	880	653
	Huarong Finance II Co., Ltd. 4.875% 2026	600	423
	HUB International, Ltd. 7.00% 2026[2]	275	286
	Hyundai Capital America 3.25% 2022[2]	250	258
	Hyundai Capital America 0.875% 2024[2]	1,200	1,195
	Hyundai Capital America 1.50% 2026[2]	925	919
	Hyundai Capital America 2.375% 2027[2]	1,284	1,315
	Hyundai Capital America 2.00% 2028[2]	600	596
	Hyundai Capital Services, Inc. 3.75% 2023[2]	2,450	2,572
	Imperial Tobacco Finance PLC 3.50% 2023[2]	2,000	2,069
	Independence Energy Finance LLC 7.25% 2026[2]	150	158
	Ingles Markets, Inc. 4.00% 2031[2]	325	325
	International Game Technology PLC 6.50% 2025[2]	500	561
	International Game Technology PLC 4.125% 2026[2]	250	261
	International Game Technology PLC 5.25% 2029[2]	200	215
	Intesa Sanpaolo SpA 5.017% 2024[2]	3,270	3,560
	Inversiones Latin America Power 5.125% 2033[2]	200	198
	Investment Energy Resources, Ltd. 6.25% 2029[2]	200	217
	Iqvia, Inc. 5.00% 2027[2]	200	210
	Iraq (Republic of) 6.752% 2023[2]	545	559
	Iron Mountain, Inc. 5.25% 2030[2]	290	307
	Iron Mountain, Inc. 4.50% 2031[2]	100	101
	Israel (State of) 2.50% 2030	3,850	4,040
	Israel (State of) 2.75% 2030	1,135	1,213
	Israel (State of) 3.375% 2050	1,470	1,574
	Israel (State of) 3.875% 2050	795	922

American Funds Insurance Series        179

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	J2 Global, Inc. 4.625% 2030[2]	$220	$228
	Jazz Securities DAC 4.375% 2029[2]	200	208
	JBS Luxembourg SARL 3.625% 2032[2]	200	200
	JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	6,710	6,628
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	1,722	1,732
	Kantar Group LLC, Term Loan B, (3-month USD-LIBOR + 4.50%) 5.25% 2026[5,6]	65	65
	KB Home 6.875% 2027	370	442
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	325	335
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	125	129
	Kenya (Republic of) 6.875% 2024	1,300	1,433
	Keurig Dr Pepper, Inc. 4.597% 2028	2,740	3,220
	Keurig Dr Pepper, Inc. 3.20% 2030	146	158
	Keurig Dr Pepper, Inc. 5.085% 2048	1,075	1,422
	Kimberly-Clark Corp. 1.05% 2027	770	754
	Kimberly-Clark Corp. 3.10% 2030	110	122
	Kraft Heinz Company 3.875% 2027	300	330
	Kraft Heinz Company 5.00% 2042	250	306
	Kraft Heinz Company 4.375% 2046	740	840
	Kronos Acquisition Holdings, Inc. 5.00% 2026[2]	95	97
	Kronos Acquisition Holdings, Inc. 7.00% 2027[2]	225	226
	Kuwait (State of) 2.75% 2022[2]	3,550	3,615
	Lamar Media Corp. 3.75% 2028	210	214
	Lamar Media Corp. 3.625% 2031[2]	75	73
	LD Holdings Group LLC 6.125% 2028[2]	125	125
	Level 3 Financing, Inc. 3.75% 2029[2]	125	122
	Levi Strauss & Co. 3.50% 2031[2]	125	125
	LGI Homes, Inc. 4.00% 2029[2]	105	106
	Liberty Global PLC 5.50% 2028[2]	250	263
	Ligado Networks LLC 15.50% 2023 (100% PIK)[2,7]	243	240
	Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]	1,027	1,200
	Lima Metro Line 2 Finance, Ltd. 5.875% 2034	703	822
	Lima Metro Line 2 Finance, Ltd. 4.35% 2036[2]	630	654
	Limited Brands, Inc. 6.625% 2030[2]	40	46
	Limited Brands, Inc. 6.875% 2035	25	32
	Lithia Motors, Inc. 3.875% 2029[2]	90	93
	Lloyds Banking Group PLC 1.326% 2023 (1-year UST Yield Curve Rate T Note Constant Maturity on 6/15/2022)[1]	1,825	1,840
	Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	7,008
	LPL Financial Holdings, Inc. 4.625% 2027[2]	395	410
	LPL Financial Holdings, Inc. 4.375% 2031[2]	110	112
	LSB Industries, Inc. 9.625% 2023[2]	760	782
	LSC Communications, Inc. 8.75% 2023[2,8,9,10]	431	23
	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[2]	155	161
	Magic MergerCo, Inc. 5.25% 2028[2]	150	154
	Magic MergerCo, Inc. 7.875% 2029[2]	150	155
	Mallinckrodt PLC 10.00% 2025[2]	1,190	1,331
	Marriott Ownership Resorts, Inc. 4.50% 2029[2]	20	20
	Masco Corp. 1.50% 2028	791	773
	MasTec, Inc. 4.50% 2028[2]	100	105
	MDC Partners, Inc. 7.50% 2024[1,2]	470	476
	Medical Properties Trust, Inc. 3.50% 2031	155	157
	Medtronic, Inc. 3.50% 2025	1,091	1,198
	Meituan Dianping 2.125% 2025	1,730	1,718
	Melco International Development, Ltd. 5.375% 2029[2]	200	212
	Mercer International, Inc. 5.125% 2029[2]	130	134
	Meredith Corp. 6.875% 2026	161	168
	Methanex Corp. 5.125% 2027	240	260
	Methanex Corp. 5.65% 2044	240	249
	Mexico City Airport Trust 5.50% 2047	432	439
	MGM Growth Properties LLC 3.875% 2029[2]	100	102
	MGM Resorts International 7.75% 2022	200	209

180        American Funds Insurance Series

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	MH Sub I, LLC, Term Loan, (3-month USD-LIBOR + 6.25%) 6.345% 2029[5,6]	$25	$26
	MicroStrategy, Inc. 6.125% 2028[2]	50	50
	MidCap Financial Issuer Trust 6.50% 2028[2]	200	210
	MidCap Financial Issuer Trust 5.625% 2030[2]	125	126
	Mohegan Gaming & Entertainment 8.00% 2026[2]	380	398
	Molina Healthcare, Inc. 5.375% 2022	1,200	1,259
	Molina Healthcare, Inc. 3.875% 2030[2]	75	78
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	2,180
	Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	1,396	1,358
	MPLX LP 2.65% 2030	837	846
	MPLX LP 5.50% 2049	1,900	2,465
	MSCI, Inc. 5.375% 2027[2]	125	134
	MSCI, Inc. 3.625% 2031[2]	150	154
	MSCI, Inc. 3.875% 2031[2]	410	426
	Mueller Water Products, Inc. 4.00% 2029[2]	130	134
	National Financial Partners Corp. 6.875% 2028[2]	210	222
	Nationstar Mortgage Holdings, Inc. 5.125% 2030[2]	135	135
	Navient Corp. 5.50% 2023	440	465
	Navient Corp. 5.875% 2024	730	789
	Navient Corp. 6.125% 2024	100	108
	Navient Corp. 4.875% 2028	80	81
	NCL Corp., Ltd. 3.625% 2024[2]	345	334
	NCL Corp., Ltd. 5.875% 2026[2]	115	121
	NCR Corp. 5.125% 2029[2]	250	258
	Neiman Marcus Group LLC 7.125% 2026[2]	325	347
	Neon Holdings, Inc. 10.125% 2026[2]	70	77
	NESCO Holdings II, Inc. 5.50% 2029[2]	75	78
	Nestlé Holdings, Inc. 0.625% 2026[2]	4,538	4,458
	Netflix, Inc. 4.875% 2028	150	175
	Netflix, Inc. 4.875% 2030[2]	225	268
	New Fortress Energy, Inc. 6.50% 2026[2]	570	583
	New York Life Global Funding 1.20% 2030[2]	2,725	2,557
	Newcrest Finance Pty, Ltd. 3.25% 2030[2]	909	978
	Newell Rubbermaid, Inc. 4.70% 2026	100	112
	Newell Rubbermaid, Inc. 5.875% 2036[1]	100	124
	News Corp. 3.875% 2029[2]	125	126
	Nexstar Broadcasting, Inc. 4.75% 2028[2]	215	221
	Nexstar Escrow Corp. 5.625% 2027[2]	100	106
	NextEra Energy Capital Holdings, Inc. 0.65% 2023	4,225	4,243
	NFP Corp. 4.875% 2028[2]	250	254
	NGL Energy Operating LLC 7.50% 2026[2]	490	515
	NGL Energy Partners LP 7.50% 2023	350	345
	Niagara Mohawk Power Corp. 3.508% 2024[2]	180	194
	Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[2]	125	129
	Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[2]	210	222
	NIKE, Inc. 3.375% 2050	602	679
	Northern Oil and Gas, Inc. 8.125% 2028[2]	300	324
	NorthRiver Midstream Finance LP 5.625% 2026[2]	220	229
	Nouryon Holding BV 8.00% 2026[2]	210	223
	Nova Chemicals Corp. 5.00% 2025[2]	115	123
	Nova Chemicals Corp. 5.25% 2027[2]	120	129
	Nova Chemicals Corp. 4.25% 2029[2]	95	96
	Novelis Corp. 4.75% 2030[2]	200	210
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[2]	185	197
	Oasis Petroleum, Inc. 6.375% 2026[2]	35	37
	Occidental Petroleum Corp. 2.70% 2023	230	236
	Occidental Petroleum Corp. 5.875% 2025	240	267
	Occidental Petroleum Corp. 6.375% 2028	234	274
	Occidental Petroleum Corp. 6.125% 2031	50	59
	State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,450
	Oleoducto Central SA 4.00% 2027[2]	2,535	2,619

American Funds Insurance Series        181

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Oleoducto Central SA 4.00% 2027	$630	$651
	ONEOK, Inc. 6.35% 2031	31	40
	ONEOK, Inc. 4.95% 2047	111	131
	ONEOK, Inc. 5.20% 2048	1,378	1,691
	ONEOK, Inc. 4.45% 2049	3,510	3,887
	ONEOK, Inc. 7.15% 2051	355	523
	Oracle Corp. 2.65% 2026	2,327	2,457
	Oracle Corp. 3.25% 2027	1,880	2,048
	Oracle Corp. 3.60% 2050	980	1,008
	Oracle Corp. 3.95% 2051	122	133
	Organon Finance 1 LLC 5.125% 2031[2]	105	108
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[2,4,6]	582	587
	Oversea-Chinese Banking Corp., Ltd. 1.832% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[1,2]	1,416	1,420
	Owens & Minor, Inc. 4.375% 2024	425	445
	Owens & Minor, Inc. 4.50% 2029[2]	135	139
	Pacific Gas and Electric Co. 2.95% 2026	590	604
	Pacific Gas and Electric Co. 2.10% 2027	9,935	9,659
	Pacific Gas and Electric Co. 3.30% 2027	659	683
	Pacific Gas and Electric Co. 4.65% 2028	542	597
	Pacific Gas and Electric Co. 4.55% 2030	783	838
	Pacific Gas and Electric Co. 3.25% 2031	975	960
	Pacific Gas and Electric Co. 3.30% 2040	6,850	6,201
	Pacific Gas and Electric Co. 3.50% 2050	931	831
	Pakistan (Islamic Republic of) 5.50% 2021[2]	3,535	3,563
	Pakistan (Islamic Republic of) 5.625% 2022	2,170	2,235
	Panama (Republic of) 3.75% 2026[2]	1,440	1,556
	Panther BF Aggregator 2 LP 6.25% 2026[2]	49	52
	Panther BF Aggregator 2 LP 8.50% 2027[2]	200	218
	Paraguay (Republic of) 4.625% 2023	947	999
	Paraguay (Republic of) 5.00% 2026	235	268
	Paraguay (Republic of) 4.70% 2027[2]	350	398
	Paraguay (Republic of) 5.60% 2048[2]	2,340	2,758
	Paraguay (Republic of) 5.40% 2050[2]	1,510	1,768
	Park Intermediate Holdings LLC 4.875% 2029[2]	135	140
	Party City Holdings, Inc. 8.75% 2026[2]	175	187
	PayPal Holdings, Inc. 2.30% 2030	541	560
	Peabody Energy Corp. 8.50% 2024 (29.41% PIK)[2,7]	45	34
	Peninsula Pacific Entertainment LLC 8.50% 2027[2]	125	134
	Peru (Republic of) 2.392% 2026	500	517
	Petróleos Mexicanos 6.875% 2025[2]	1,340	1,485
	Petróleos Mexicanos 6.875% 2026	4,260	4,661
	Petróleos Mexicanos 7.69% 2050	250	241
	Petróleos Mexicanos 6.95% 2060	201	178
	PETRONAS Capital, Ltd. 3.50% 2030[2]	605	664
	PG&E Corp. 5.00% 2028	220	223
	PG&E Corp. 5.25% 2030	125	127
	Philip Morris International, Inc. 2.10% 2030	634	632
	Plains All American Pipeline LP 3.80% 2030	352	377
	Post Holdings, Inc. 4.625% 2030[2]	579	589
	Power Financial Corp., Ltd. 3.35% 2031	1,870	1,836
	PowerTeam Services, LLC 9.033% 2025[2]	200	220
	Precision Drilling Corp. 7.125% 2026[2]	125	129
	Precision Drilling Corp. 6.875% 2029[2]	150	155
	Prestige Brands International, Inc. 3.75% 2031[2]	90	87
	Procter & Gamble Company 3.00% 2030	338	373
	Progress Energy, Inc. 7.75% 2031	150	214
	PT Bank Negara Indonesia (Persero) Tbk 3.75% 2026	600	612
	PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	1,795	1,823
	PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	555	565
	PT Indonesia Asahan Aluminium Tbk 5.71% 2023	960	1,062
	PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	500	582

182        American Funds Insurance Series

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	PTT Exploration and Production PCL 2.587% 2027[2]	$200	$208
	Public Service Electric and Gas Co. 2.05% 2050	415	359
	Puget Energy, Inc. 6.00% 2021	1,023	1,033
	Puget Energy, Inc. 5.625% 2022	480	499
	Qatar (State of) 3.40% 2025[2]	4,805	5,238
	Qatar (State of) 5.103% 2048[2]	530	705
	Qatar Petroleum 1.375% 2026[2]	1,325	1,324
	Qatar Petroleum 3.125% 2041[2]	3,255	3,243
	Qatar Petroleum 3.30% 2051[2]	1,045	1,045
	Rabobank Nederland 4.625% 2023	2,180	2,384
	Radiology Partners, Inc. 9.25% 2028[2]	220	244
	Range Resources Corp. 8.25% 2029[2]	55	62
	Raptor Acquisition Corp. 4.875% 2026[2]	375	381
	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 4.75% 2026[5,6]	90	90
	Rattler Midstream Partners LP 5.625% 2025[2]	135	142
	Rayonier A.M. Products, Inc. 7.625% 2026[2]	40	42
	Real Hero Merger Sub 2, Inc. 6.25% 2029[2]	25	26
	Realogy Corp. 5.75% 2029[2]	235	246
	Renewable Energy Group, Inc. 5.875% 2028[2]	80	84
	Reynolds American, Inc. 4.45% 2025	2,115	2,344
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[2]	60	60
	Rocket Software, Inc. 6.50% 2029[2]	100	99
	Royal Bank of Canada 0.875% 2026	4,660	4,599
	Royal Bank of Canada 1.20% 2026	2,200	2,200
	Royal Caribbean Cruises, Ltd. 11.50% 2025[2]	95	110
	RP Escrow Issuer, LLC 5.25% 2025[2]	75	79
	Russian Federation 4.25% 2027	1,400	1,565
	SA Global Sukuk, Ltd. 0.946% 2024[2]	1,530	1,530
	SA Global Sukuk, Ltd. 1.602% 2026[2]	835	835
	SA Global Sukuk, Ltd. 2.694% 2031[2]	1,725	1,749
	Sabine Pass Liquefaction, LLC 4.50% 2030	88	102
	Santander Holdings USA, Inc. 3.244% 2026	3,750	4,012
	Saudi Arabia (Kingdom of) 2.894% 2022[2]	1,900	1,936
	Saudi Arabia (Kingdom of) 2.90% 2025	2,000	2,144
	Saudi Arabia (Kingdom of) 3.628% 2027[2]	1,900	2,096
	Saudi Arabia (Kingdom of) 3.625% 2028[2]	3,840	4,251
	Saudi Arabian Oil Co. 1.625% 2025[2]	430	435
	Scentre Group 3.50% 2025[2]	210	226
	Scentre Group 3.75% 2027[2]	110	121
	Scientific Games Corp. 5.00% 2025[2]	539	558
	Scientific Games Corp. 8.25% 2026[2]	420	451
	SCIH Salt Holdings, Inc. 4.875% 2028[2]	335	336
	SCIH Salt Holdings, Inc. 6.625% 2029[2]	65	65
	Scotts Miracle-Gro Co. 4.50% 2029	200	208
	Sensata Technologies Holding BV 4.00% 2029[2]	550	559
	Service Properties Trust 5.50% 2027	85	91
	ServiceNow, Inc. 1.40% 2030	1,830	1,719
	Simmons Foods, Inc. 4.625% 2029[2]	225	227
	Sinclair Television Group, Inc. 5.125% 2027[2]	155	156
	Sinclair Television Group, Inc. 4.125% 2030[2]	230	226
	Sirius XM Radio, Inc. 5.00% 2027[2]	125	131
	Sirius XM Radio, Inc. 4.00% 2028[2]	225	232
	Six Flags Entertainment Corp. 4.875% 2024[2]	230	233
	Sizzling Platter LLC 8.50% 2025[2]	200	207
	SK hynix, Inc. 1.50% 2026[2]	1,343	1,326
	Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,137
	SkyMiles IP, Ltd. 4.75% 2028[2]	210	234
	SM Energy Co. 6.50% 2028	50	51
	Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[5,6]	250	251
	Southern California Edison Co. 2.85% 2029	200	208
	Southwestern Energy Co. 6.45% 2025[1]	200	222

American Funds Insurance Series        183

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Southwestern Energy Co. 7.50% 2026	$75	$80
	Southwestern Energy Co. 7.75% 2027	25	27
	Southwestern Energy Co. 8.375% 2028	60	68
	Springleaf Finance Corp. 6.125% 2024	650	700
	Sprint Corp. 7.625% 2026	180	220
	Sprint Corp. 6.875% 2028	980	1,258
	Square, Inc. 2.75% 2026[2]	350	357
	Square, Inc. 3.50% 2031[2]	125	126
	Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	5,574	5,490
	Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	6,554	6,034
	Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	2,890	2,164
	SRS Distribution, Inc. 6.125% 2029[2]	60	62
	State Grid Overseas Investment, Ltd. 3.50% 2027[2]	5,600	6,177
	Stericycle, Inc. 3.875% 2029[2]	225	225
	Studio City Finance, Ltd. 5.00% 2029[2]	200	202
	Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[2]	125	128
	Summer (BC) BidCo B LLC 5.50% 2026[2]	200	204
	Summit Materials, Inc. 6.50% 2027[2]	210	223
	Sunoco Logistics Operating Partners LP 4.00% 2027	1,490	1,640
	Sunoco LP 5.50% 2026	210	217
	Sunoco LP 4.50% 2029[2]	345	352
	Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[2]	50	52
	Surgery Center Holdings 10.00% 2027[2]	210	231
	Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,2]	800	912
	Syneos Health, Inc. 3.625% 2029[2]	45	45
	Talen Energy Corp. 10.50% 2026[2]	255	185
	Talen Energy Corp. 7.25% 2027[2]	510	477
	Talen Energy Supply, LLC 7.625% 2028[2]	70	66
	Targa Resources Partners LP 5.875% 2026	125	132
	Targa Resources Partners LP 5.50% 2030	230	253
	Targa Resources Partners LP 4.875% 2031[2]	90	98
	Teekay Offshore Partners LP 8.50% 2023[2]	550	506
	Telesat Canada / Telesat LLC 5.625% 2026[2]	45	45
	Tencent Holdings, Ltd. 3.24% 2050[2]	7,950	7,804
	Tencent Music Entertainment Group 2.00% 2030	610	589
	Tenet Healthcare Corp. 4.875% 2026[2]	465	483
	Teva Pharmaceutical Finance Co. BV 2.20% 2021	71	71
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,361	4,351
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,889
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,910	4,316
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,900	2,762
	State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,821
	The Home Co., Inc. 7.25% 2025[2]	290	308
	Thermo Fisher Scientific, Inc. 4.133% 2025	1,170	1,298
	T-Mobile US, Inc. 2.625% 2026	150	154
	T-Mobile US, Inc. 2.625% 2029	75	74
	Total Capital International 3.127% 2050	804	817
	Total Play Telecomunicaciones, SA de CV 7.50% 2025[2]	230	244
	Toyota Motor Credit Corp. 3.375% 2030	453	508
	TransCanada PipeLines, Ltd. 4.10% 2030	1,342	1,543
	TransDigm, Inc. 6.25% 2026[2]	204	215
	TransDigm, Inc. 5.50% 2027	65	68
	TransDigm, Inc. 4.625% 2029[2]	115	115
	Transocean Guardian, Ltd. 5.875% 2024[2]	40	39
	Transocean Poseidon, Ltd. 6.875% 2027[2]	130	131
	Transocean, Inc. 6.125% 2025[2]	87	88
	Transocean, Inc. 7.25% 2025[2]	150	131
	Transocean, Inc. 8.00% 2027[2]	150	126
	Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[2]	1,635	1,633
	Triton Water Holdings, Inc. 6.25% 2029[2]	145	146

184        American Funds Insurance Series

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Trivium Packaging BV 8.50% 2027[2]	$200	$218
	Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[5,6]	25	25
	Turkey (Republic of) 6.25% 2022	1,880	1,960
	Turkey (Republic of) 5.75% 2024	2,500	2,599
	Turkey (Republic of) 6.35% 2024	2,220	2,334
	U.S. Treasury 0.125% 2022	12,340	12,337
	U.S. Treasury 0.125% 2023[11]	24,000	23,980
	U.S. Treasury 2.625% 2023	6,900	7,180
	U.S. Treasury 1.875% 2024	4,515	4,710
	U.S. Treasury 2.75% 2025	10,140	10,968
	U.S. Treasury 2.875% 2025	5,400	5,893
	U.S. Treasury 0.50% 2026	7,453	7,341
	U.S. Treasury 1.625% 2031	4,600	4,672
	U.S. Treasury 1.125% 2040	9,170	7,910
	U.S. Treasury 1.875% 2041[11]	23,490	22,977
	U.S. Treasury 2.25% 2041	5,810	6,042
	U.S. Treasury 2.75% 2047	1,625	1,846
	U.S. Treasury 3.00% 2048	5,045	6,013
	U.S. Treasury 1.25% 2050[11]	2,100	1,711
	U.S. Treasury 1.625% 2050[11]	2,580	2,312
	U.S. Treasury 2.375% 2051[11]	12,310	13,137
	U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	3,835	4,204
	Uber Technologies, Inc. 8.00% 2026[2]	300	324
	UBS Group AG 1.008% 2024 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,2]	1,950	1,965
	UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[5,6]	318	318
	Ukraine 7.75% 2022	3,010	3,168
	UniCredit SpA 3.75% 2022[2]	1,750	1,792
	Uniform Mortgage-Backed Security 1.50% 2036[4,12]	4,897	4,941
	Unisys Corp. 6.875% 2027[2]	50	55
	United Airlines Holdings, Inc. 6.50% 2027[2]	290	320
	United Airlines, Inc., Pass Through Trust Certificates, Series 2020-1, Class B, 4.875% 2027	89	95
	United Airlines, Inc. 4.375% 2026[2]	55	57
	United Airlines, Inc. 4.625% 2029[2]	145	150
	United Mexican States 3.25% 2030	2,685	2,779
	United Rentals, Inc. 5.25% 2030	150	165
	United Technologies Corp. 4.125% 2028	1,900	2,188
	United Wholesale Mortgage, LLC 5.50% 2029[2]	75	75
	Univision Communications, Inc. 6.625% 2027[2]	220	239
	Univision Communications, Inc. 4.50% 2029[2]	350	353
	UPC Broadband Finco BV 4.875% 2031[2]	200	201
	Vale Overseas, Ltd. 3.75% 2030	1,873	1,997
	Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	388	398
	Valvoline, Inc. 3.625% 2031[2]	210	211
	Venator Materials Corp. 5.75% 2025[2]	590	582
	Venator Materials Corp. 9.50% 2025[2]	420	474
	Veritas Holdings, Ltd. 10.50% 2024[2]	200	206
	Verizon Communications, Inc. 3.15% 2030	575	621
	Verizon Communications, Inc. 2.55% 2031	2,100	2,148
	Verizon Communications, Inc. 3.40% 2041	3,460	3,665
	Vertical Holdco GMBH 7.625% 2028[2]	200	217
	Vertical U.S. Newco, Inc. 5.25% 2027[2]	225	237
	VICI Properties LP 4.25% 2026[2]	175	182
	VICI Properties LP 4.625% 2029[2]	45	48
	VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[2]	40	41
	VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]	250	257
	Virgin Media O2 4.25% 2031[2]	275	271
	Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.00% 2028[5,6]	25	25
	Vistra Operations Co. LLC 4.375% 2029[2]	175	176
	Volkswagen Group of America Finance, LLC 4.00% 2021[2]	1,900	1,927
	Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,280	1,460

American Funds Insurance Series        185

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. dollars (continued)	Walt Disney Company 2.65% 2031	$4,405	$4,628
	Warner Music Group 3.875% 2030[2]	210	213
	WASH Multifamily Acquisition, Inc. 5.75% 2026[2]	200	209
	WEA Finance LLC 3.75% 2024[2]	535	573
	Weatherford International PLC 8.75% 2024[2]	150	157
	Weatherford International PLC 11.00% 2024[2]	100	104
	WESCO Distribution, Inc. 7.125% 2025[2]	195	211
	WESCO Distribution, Inc. 7.25% 2028[2]	215	240
	Western Global Airlines LLC 10.375% 2025[2]	80	92
	Western Midstream Operating LP 4.35% 2025[1]	155	164
	Western Midstream Operating LP 4.75% 2028	70	76
	Westfield Corp., Ltd. 3.15% 2022[2]	245	249
	Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	2,900	3,011
	Williams Companies, Inc. 3.50% 2030	1,024	1,119
	Wyndham Worldwide Corp. 4.375% 2028[2]	230	239
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	228	237
	Wynn Resorts, Ltd. 7.75% 2025[2]	180	194
	Xcel Energy, Inc. 3.35% 2026	2,581	2,812
	Xenia Hotels & Resorts, Inc. 4.875% 2029[2]	65	67
	Xerox Corp. 5.50% 2028[2]	329	342
	Ziggo Bond Co. BV 5.125% 2030[2]	200	205
	Ziggo Bond Finance BV 5.50% 2027[2]	364	379
	Ziggo Bond Finance BV 4.875% 2030[2]	300	308
	Zimmer Holdings, Inc. 3.15% 2022	790	803

			790,226

	Total bonds, notes & other debt instruments (cost: $1,924,315,000)		1,989,317

Preferred securities 0.00%		Shares

U.S. dollars 0.00%	ACR III LSC Holdings LLC, Series B, preferred shares[2,9,10,13]	48	34

	Total preferred securities (cost: $49,000)		34

Common stocks 0.13%

U.S. dollars 0.13%	New AMI I, LLC[9,10,13]	174,911	1,522
	Weatherford International[13]	29,931	545
	Chesapeake Energy Corp.	6,478	336
	Diamond Offshore Drilling, Inc.[13]	36,338	231
	Diamond Offshore Drilling, Inc.[2,9,10,13]	12,700	67
	McDermott International, Ltd.[13]	4,287	2

	Total common stocks (cost: $2,685,000)		2,703

Rights & warrants 0.00%

U.S. dollars 0.00%	Chesapeake Energy Corp., Class B, warrants, expire 2026[13]	1,707	41
	Sable Permian Resources, LLC, Class A, warrants, expire 2024[9,10,13]	531	–

	Total rights & warrants (cost: $8,000)		41

Short-term securities 7.16%

Money market investments 5.80%
	Capital Group Central Cash Fund 0.04%[14,15]	1,238,717	123,872

186        American Funds Insurance Series

Capital World Bond Fund  (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Bills & notes of governments & government agencies outside the U.S. 1.36%

Egyptian Treasury 7/6/2021	11.715%	EGP66,000	$4,196
Egyptian Treasury 7/20/2021	11.721	22,800	1,442
Egyptian Treasury 10/19/2021	11.994	23,500	1,440
Egyptian Treasury 10/26/2021	12.115	105,000	6,418
Egyptian Treasury 1/4/2022	12.011	44,025	2,626
Egyptian Treasury 1/18/2022	11.246	82,900	4,921
Egyptian Treasury 4/26/2022	11.450	140,975	8,102

			29,145

Total short-term securities (cost: $153,124,000)			153,017

Total investment securities 100.40% (cost: $2,080,181,000)			2,145,112

Other assets less liabilities (0.40)%			(8,478)

Net assets 100.00%			$2,136,634

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [16]	Value at 6/30/2021 (000) [17]	Unrealized appreciation (depreciation) at 6/30/2021 (000)

90 Day Euro Dollar Futures	Short	768	September 2022	$(192,000)	$(191,299)	$65
90 Day Euro Dollar Futures	Long	950	September 2023	237,500	235,125	(152)
5 Year U.S. Treasury Note Futures	Long	975	October 2021	97,500	120,344	(276)
10 Year Euro-Bund Futures	Long	62	September 2021	€6,200	12,690	24
10 Year Italy Government Bond Futures	Long	9	September 2021	900	1,616	11
10 Year Japanese Government Bond Futures	Long	35	September 2021	¥3,500,000	47,789	101
10 Year UK Gilt Futures	Long	187	September 2021	£18,700	33,136	187
10 Year U.S. Treasury Note Futures	Short	166	September 2021	$(16,600)	(21,995)	(79)
10 Year Ultra U.S. Treasury Note Futures	Short	272	September 2021	(27,200)	(40,039)	(474)
20 Year U.S. Treasury Bond Futures	Long	188	September 2021	18,800	30,221	131
30 Year Euro-Buxl Futures	Long	41	September 2021	€4,100	9,881	166
30 Year Ultra U.S. Treasury Bond Futures	Long	6	September 2021	$600	1,156	45

						$(251)

Forward currency contracts

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2021 (000)

USD4,824	EUR4,100	Citibank	7/1/2021	$(37)
EUR4,100	USD4,951	Bank of America	7/1/2021	(89)
USD5,177	EUR4,270	Goldman Sachs	7/6/2021	113
USD1,904	TRY16,140	Bank of America	7/6/2021	56
TRY16,140	USD1,843	Bank of America	7/6/2021	5
EUR33,170	USD40,498	Standard Chartered Bank	7/6/2021	(1,162)
USD3,693	MXN73,300	JPMorgan Chase	7/8/2021	19
USD2,157	MYR8,920	HSBC Bank	7/8/2021	10
USD4,768	MXN95,510	Standard Chartered Bank	7/8/2021	(18)
MXN72,960	USD3,681	Standard Chartered Bank	7/8/2021	(24)
USD10,616	MYR44,260	Standard Chartered Bank	7/8/2021	(36)
USD2,453	COP8,957,810	Barclays Bank PLC	7/9/2021	67

American Funds Insurance Series        187

Capital World Bond Fund  (continued)

Forward currency contracts (continued)

Contract amount				Unrealized (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	appreciation at 6/30/2021 (000)

USD1,938	COP7,181,390	Standard Chartered Bank	7/9/2021	$26
USD11,727	AUD15,110	HSBC Bank	7/12/2021	395
USD1,477	AUD1,950	Goldman Sachs	7/12/2021	15
EUR17,714	DKK131,740	Goldman Sachs	7/12/2021	(2)
USD2,970	RUB216,960	Citibank	7/14/2021	10
USD6,862	RUB502,316	Citibank	7/14/2021	9
USD1,796	IDR26,000,000	Standard Chartered Bank	7/15/2021	13
USD5,297	IDR77,079,860	Standard Chartered Bank	7/15/2021	11
USD632	IDR9,153,342	Standard Chartered Bank	7/15/2021	4
USD484	IDR7,000,000	Standard Chartered Bank	7/15/2021	4
USD527	IDR7,643,040	Standard Chartered Bank	7/15/2021	3
USD9,752	KRW11,065,130	Citibank	7/15/2021	(40)
EUR5,292	NOK54,550	Morgan Stanley	7/15/2021	(59)
IDR94,643,890	USD6,623	Standard Chartered Bank	7/15/2021	(132)
KRW35,349,440	USD31,728	Standard Chartered Bank	7/15/2021	(446)
USD22,201	CNH142,270	Citibank	7/16/2021	231
USD6,546	CZK136,930	Standard Chartered Bank	7/16/2021	179
USD6,037	EUR4,980	Goldman Sachs	7/16/2021	130
USD10,021	JPY1,107,002	Bank of New York Mellon	7/16/2021	55
USD5,542	GBP3,970	UBS AG	7/16/2021	51
USD4,960	JPY545,940	Bank of America	7/16/2021	45
USD2,546	EUR2,130	Bank of New York Mellon	7/16/2021	20
USD4,279	JPY473,370	HSBC Bank	7/16/2021	18
USD9,150	EUR7,700	Bank of America	7/16/2021	17
USD17,645	EUR14,870	Goldman Sachs	7/16/2021	7
EUR10,125	DKK75,300	Bank of America	7/16/2021	– [18]
EUR7,068	CZK180,720	Citibank	7/16/2021	(19)
CHF800	USD892	Bank of America	7/16/2021	(27)
PLN4,700	USD1,270	UBS AG	7/16/2021	(37)
CZK180,720	EUR7,129	Standard Chartered Bank	7/16/2021	(53)
JPY664,340	USD6,044	Bank of America	7/16/2021	(63)
SEK23,400	USD2,814	HSBC Bank	7/16/2021	(80)
JPY7,849,310	USD71,520	Goldman Sachs	7/16/2021	(856)
EUR39,030	USD47,250	Citibank	7/16/2021	(954)
USD16,631	CAD20,190	Morgan Stanley	7/19/2021	344
USD3,621	NZD5,070	Standard Chartered Bank	7/19/2021	77
CAD3,930	USD3,225	JPMorgan Chase	7/19/2021	(55)
CAD5,719	USD4,694	HSBC Bank	7/19/2021	(81)
USD7,591	BRL38,280	Citibank	7/20/2021	(88)
USD5,770	DKK35,940	Standard Chartered Bank	7/21/2021	37
USD2,373	MXN48,750	Goldman Sachs	7/21/2021	(66)
GBP8,540	USD11,905	Bank of America	7/21/2021	(91)
MXN134,990	USD6,679	JPMorgan Chase	7/22/2021	74
USD1,339	CLP975,459	Citibank	7/22/2021	11
CLP975,459	USD1,327	HSBC Bank	7/22/2021	— [18]
USD1,556	NZD2,240	Standard Chartered Bank	7/22/2021	(10)
USD3,010	MXN62,580	Bank of America	7/22/2021	(121)
EUR6,840	USD8,263	Bank of America	7/22/2021	(149)
USD5,704	MXN118,590	Goldman Sachs	7/22/2021	(229)
CAD550	USD447	Morgan Stanley	7/28/2021	(3)
USD12,263	EUR10,100	Standard Chartered Bank	9/20/2021	266
USD318	INR23,460	Bank of New York Mellon	9/23/2021	5
BRL63,000	USD12,410	Citibank	10/1/2021	106
USD16,506	BRL90,140	HSBC Bank	10/1/2021	(1,401)

188        American Funds Insurance Series

Capital World Bond Fund  (continued)

Forward currency contracts (continued)

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2021 (000)

USD22,038	BRL120,700	Standard Chartered Bank	10/1/2021	$(1,941)
USD11,661	BRL61,700	Citibank	6/15/2022	(65)

				$(6,001)

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2021 (000)

3-month AUD-BBSW	0.29%	3/4/2024	A$17,650	$ 43	$–	$43
0.3653%	3-month USD-LIBOR	3/5/2024	$13,710	(44)	–	(44)
(0.4545)%	6-month EURIBOR	4/1/2024	€45,160	(61)	–	(61)
3-month SEK-STIBOR	0.175%	2/9/2026	SKr56,800	51	–	51
3-month SEK-STIBOR	0.179%	2/9/2026	28,400	25	–	25
3-month SEK-STIBOR	0.185%	2/11/2026	28,500	24	–	24
3-month SEK-STIBOR	0.189%	2/11/2026	28,500	23	–	23
6.21%	28-day MXN-TIIE	5/21/2026	MXN72,300	(57)	–	(57)
6.255%	28-day MXN-TIIE	5/22/2026	47,800	(33)	–	(33)
6.21%	28-day MXN-TIIE	5/22/2026	47,800	(38)	–	(38)
6.19%	28-day MXN-TIIE	5/22/2026	48,400	(40)	–	(40)
6.15%	28-day MXN-TIIE	5/25/2026	47,800	(44)	–	(44)
6.14%	28-day MXN-TIIE	6/8/2026	29,400	(28)	–	(28)
6.115%	28-day MXN-TIIE	6/8/2026	29,400	(30)	–	(30)
6.12%	28-day MXN-TIIE	6/8/2026	44,400	(45)	–	(45)
6.13%	28-day MXN-TIIE	6/8/2026	103,200	(101)	–	(101)
6.16%	28-day MXN-TIIE	6/9/2026	58,800	(54)	–	(54)
6.15%	28-day MXN-TIIE	6/9/2026	58,800	(55)	–	(55)
6.23%	28-day MXN-TIIE	6/10/2026	30,100	(23)	–	(23)
6.195%	28-day MXN-TIIE	6/10/2026	30,100	(25)	–	(25)
6.36%	28-day MXN-TIIE	6/12/2026	26,040	(13)	–	(13)
6.5375%	28-day MXN-TIIE	6/17/2026	14,000	(1)	–	(1)
6.55%	28-day MXN-TIIE	6/17/2026	43,000	(3)	–	(3)
6.50%	28-day MXN-TIIE	6/17/2026	13,900	(3)	–	(3)
6.47%	28-day MXN-TIIE	6/17/2026	14,200	(4)	–	(4)
6.55%	28-day MXN-TIIE	6/18/2026	14,100	(1)	–	(1)
6.50%	28-day MXN-TIIE	6/18/2026	27,800	(5)	–	(5)
6.633%	28-day MXN-TIIE	6/25/2026	172,500	16	–	16
6.6175%	28-day MXN-TIIE	6/25/2026	165,900	10	–	10
6.64%	28-day MXN-TIIE	6/25/2026	62,600	7	–	7
6.59%	28-day MXN-TIIE	6/25/2026	38,700	– [18]	–	– [18]
6.585%	28-day MXN-TIIE	6/25/2026	50,900	(1)	–	(1)
6.58%	28-day MXN-TIIE	6/25/2026	41,600	(1)	–	(1)
1.72375%	6-month AUD-BBSW	3/4/2031	A$6,880	77	–	77
3-month USD-LIBOR	1.4822%	3/5/2031	$ 5,120	(40)	–	(40)
6-month EURIBOR	0.5092%	4/1/2051	€ 4,790	(54)	–	(54)

					$–	$(528)

American Funds Insurance Series        189

Capital World Bond Fund  (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)

CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$14,522	$(1,482)	$(1,277)	$(205)

Investments in affiliates[15]

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)		Net unrealized depreciation (000)		Value of affiliate at 6/30/2021 (000)	Dividend income (000)

Short-term securities 5.80%

Money market investments 5.80%
Capital Group Central Cash Fund 0.04%[14]	$147,017	$514,058	$537,189		$(3)		$(11)	$123,872	$81

[1]	Step bond; coupon rate may change at a later date.

[2]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $263,126,000, which represented 12.31% of the net assets of the fund.

[3]	Index-linked bond whose principal amount moves with a government price index.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[5]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,791,000, which represented .08% of the net assets of the fund.

[6]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Scheduled interest and/or principal payment was not received.

[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,703,000, which represented .08% of the net assets of the fund.

[10]	Value determined using significant unobservable inputs.

[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,581,000, which represented .64% of the net assets of the fund.

[12]	Purchased on a TBA basis.

[13]	Security did not produce income during the last 12 months.

[14]	Rate represents the seven-day yield at 6/30/2021.

[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

[16]	Notional amount is calculated based on the number of contracts and notional contract size.

[17]	Value is calculated based on the notional amount and current market price.

[18]	Amount less than one thousand.

Key to abbreviations and symbols
AUD/A$ = Australian dollars	GBP/£ = British pounds	Ref. = Refunding
BBSW = Bank Bill Swap Rate	GHS = Ghanaian cedi	Rev. = Revenue
BRL = Brazilian reais	IDR = Indonesian rupiah	RON = Romanian leu
CAD/C$ = Canadian dollars	INR = Indian rupees	RUB = Russian rubles
CHF = Swiss francs	JPY/¥ = Japanese yen	SEK/SKr = Swedish kronor
CLP = Chilean pesos	KRW = South Korean won	SOFR = Secured Overnight Financing Rate
CNH/CNY = Chinese yuan renminbi	LIBOR = London Interbank Offered Rate	STIBOR = Stockholm Interbank Offered Rate
COP = Colombian pesos	MXN = Mexican pesos	TBA = To-be-announced
CZK = Czech korunas	MYR = Malaysian ringgits	TIIE = Equilibrium Interbank Interest Rate
DAC = Designated Activity Company	NOK/NKr = Norwegian kroner	TRY = Turkish lira
DKK/DKr = Danish kroner	NZD/NZ$ = New Zealand dollars	UAH = Ukrainian hryvnia
EGP = Egyptian pounds	PEN = Peruvian nuevos soles	USD/$ = U.S. dollars
EUR/€ = Euros	PLN = Polish zloty	ZAR = South African rand
EURIBOR = Euro Interbank Offered Rate

See notes to financial statements.

190        American Funds Insurance Series

American High-Income Trust

(formerly High-Income Bond Fund)

Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 86.87%		Principal amount (000)	Value (000)

Corporate bonds, notes & loans 86.76%

Energy 13.38%	Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	$425	$461
	Antero Midstream Partners LP 5.375% 2029[1]	470	491
	Antero Resources Corp. 7.625% 2029[1]	200	222
	Antero Resources Corp. 5.375% 2030[1]	720	736
	Apache Corp. 4.625% 2025	1,520	1,646
	Apache Corp. 4.875% 2027	1,365	1,480
	Apache Corp. 4.375% 2028	794	846
	Apache Corp. 6.00% 2037	165	190
	Apache Corp. 5.10% 2040	795	834
	Apache Corp. 4.75% 2043	265	276
	Ascent Resources - Utica LLC 7.00% 2026[1]	1,540	1,616
	Ascent Resources - Utica LLC 9.00% 2027[1]	120	166
	Ascent Resources - Utica LLC 8.25% 2028[1]	271	299
	Ascent Resources - Utica LLC 5.875% 2029[1]	1,105	1,106
	Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]	228	253
	Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	676	733
	Bristow Group, Inc. 6.875% 2028[1]	375	383
	California Resources Corp. 7.125% 2026[1]	290	306
	Carrizo Oil & Gas, Inc. 6.25% 2023	750	751
	Cenovus Energy, Inc. 5.375% 2025	445	509
	Cenovus Energy, Inc. 5.40% 2047	400	496
	Centennial Resource Production, LLC 6.875% 2027[1]	465	476
	Cheniere Energy Partners LP 5.625% 2026	1,151	1,197
	Cheniere Energy Partners LP 4.50% 2029	938	1,010
	Cheniere Energy Partners LP 4.00% 2031[1]	2,323	2,430
	Cheniere Energy, Inc. 7.00% 2024	319	366
	Cheniere Energy, Inc. 5.875% 2025	495	568
	Cheniere Energy, Inc. 4.625% 2028[1]	5,396	5,700
	Chesapeake Energy Corp. 4.875% 2022[4]	4,300	124
	Chesapeake Energy Corp. 5.50% 2026[1]	1,185	1,253
	Chesapeake Energy Corp. 5.875% 2029[1]	1,020	1,105
	CNX Resources Corp. 7.25% 2027[1]	738	792
	CNX Resources Corp. 6.00% 2029[1]	1,345	1,456
	Comstock Resources, Inc. 6.75% 2029[1]	845	901
	Comstock Resources, Inc. 5.875% 2030[1]	1,120	1,144
	Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[1,4,5]	7,784	2,219
	Continental Resources, Inc. 5.75% 2031[1]	715	857
	Convey Park Energy LLC 7.50% 2025[1]	417	434
	CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[1]	3,560	3,714
	Crestwood Midstream Partners LP 6.00% 2029[1]	575	603
	DCP Midstream LP 7.375% junior subordinated perpetual bonds (3-month USD-LIBOR + 5.148% on 12/15/2022)[6]	270	265
	Devon Energy Corp. 5.875% 2028[1]	202	225
	Devon Energy Corp. 4.50% 2030[1]	493	542
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[1,3,5,7,8]	68	68
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[3,5,7,8]	62	62
	DT Midstream, Inc. 4.125% 2029[1]	1,750	1,779
	DT Midstream, Inc. 4.375% 2031[1]	960	982
	Encino Acquisition Partners Holdings, LLC 8.50% 2028[1]	50	51
	Endeavor Energy Resources LP 6.625% 2025[1]	850	912
	Energean Israel Finance, Ltd. 4.50% 2024[1]	445	456
	Energy Transfer Operating LP 5.00% 2050	2,501	2,896
	Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[6]	400	409
	EnLink Midstream Partners, LLC 5.625% 2028[1]	660	699
	EQM Midstream Partners LP 4.75% 2023	400	418
	EQM Midstream Partners LP 4.125% 2026	127	130
	EQM Midstream Partners LP 6.50% 2027[1]	2,365	2,644

American Funds Insurance Series        191

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Energy (continued)	EQM Midstream Partners LP 5.50% 2028	$1,231	$1,333
	EQM Midstream Partners LP 4.50% 2029[1]	835	851
	EQM Midstream Partners LP 4.75% 2031[1]	1,105	1,140
	EQM Midstream Partners LP 6.50% 2048	100	107
	EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[6]	630	736
	EQT Corp. 3.90% 2027	125	134
	EQT Corp. 5.00% 2029	480	536
	EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[6]	400	522
	EQT Corp. 3.625% 2031[1]	370	387
	Genesis Energy LP 5.625% 2024	150	151
	Genesis Energy LP 6.50% 2025	2,235	2,262
	Genesis Energy LP 8.00% 2027	2,313	2,433
	Guara Norte SARL 5.198% 2034[1]	592	618
	Harvest Midstream I LP 7.50% 2028[1]	1,867	2,031
	Hess Midstream Partners LP 5.125% 2028[1]	687	722
	Hilcorp Energy I LP 5.75% 2025[1]	775	789
	Hilcorp Energy I LP 5.75% 2029[1]	615	642
	Hilcorp Energy I LP 6.00% 2031[1]	600	637
	Independence Energy Finance LLC 7.25% 2026[1]	500	527
	Indigo Natural Resources LLC 5.375% 2029[1]	470	492
	Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 3.093% 2024[2,3]	12	8
	Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 4.00%) 4.09% 2025 (73.30% PIK)[2,3,5]	149	68
	Murphy Oil Corp. 6.875% 2024	750	769
	Murphy Oil Corp. 6.375% 2028	370	391
	Murphy Oil USA, Inc. 3.75% 2031[1]	200	198
	Nabors Industries, Inc. 5.75% 2025	355	327
	New Fortress Energy, Inc. 6.75% 2025[1]	1,040	1,066
	New Fortress Energy, Inc. 6.50% 2026[1]	2,385	2,440
	NGL Energy Operating LLC 7.50% 2026[1]	7,705	8,100
	NGL Energy Partners LP 7.50% 2023	414	408
	NGL Energy Partners LP 6.125% 2025	2,696	2,452
	Northern Oil and Gas, Inc. 8.125% 2028[1]	1,435	1,548
	NorthRiver Midstream Finance LP 5.625% 2026[1]	625	650
	NuStar Logistics LP 6.00% 2026	286	311
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	1,845	1,967
	Oasis Petroleum, Inc. 6.375% 2026[1]	887	926
	Occidental Petroleum Corp. 2.90% 2024	2,498	2,557
	Occidental Petroleum Corp. 5.875% 2025	710	791
	Occidental Petroleum Corp. 8.00% 2025	1,400	1,678
	Occidental Petroleum Corp. 3.40% 2026	600	615
	Occidental Petroleum Corp. 3.50% 2029	210	211
	Occidental Petroleum Corp. 6.625% 2030	810	973
	Occidental Petroleum Corp. 8.875% 2030	300	402
	Occidental Petroleum Corp. 6.125% 2031	480	565
	Occidental Petroleum Corp. 4.20% 2048	165	154
	PDC Energy, Inc. 5.75% 2026	1,100	1,151
	Peabody Energy Corp. 8.50% 2024 (29.41% PIK)[1,5]	635	481
	Petrobras Global Finance Co. 5.60% 2031	250	280
	Petrobras Global Finance Co. 6.90% 2049	375	448
	Petrobras Global Finance Co. 6.75% 2050	850	995
	Petrobras Global Finance Co. 5.50% 2051	200	200
	Petróleos Mexicanos 6.875% 2025[1]	350	388
	Petróleos Mexicanos 5.35% 2028	449	442
	Petróleos Mexicanos 7.69% 2050	651	627
	Petrorio Luxembourg SARL 6.125% 2026[1]	320	328
	PowerTeam Services, LLC 9.033% 2025[1]	1,060	1,167
	Precision Drilling Corp. 7.125% 2026[1]	175	181

192        American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Energy (continued)	Precision Drilling Corp. 6.875% 2029[1]	$800	$825
	Range Resources Corp. 4.875% 2025	642	665
	Range Resources Corp. 8.25% 2029[1]	850	959
	Rattler Midstream Partners LP 5.625% 2025[1]	955	1,005
	Renewable Energy Group, Inc. 5.875% 2028[1]	520	547
	Rockies Express Pipeline LLC 4.95% 2029[1]	1,000	1,033
	Sabine Pass Liquefaction, LLC 4.50% 2030	856	989
	Sanchez Energy Corp. 7.25% 2023[1,4]	739	18
	SM Energy Co. 6.50% 2028	220	226
	Southwestern Energy Co. 6.45% 2025[6]	715	793
	Southwestern Energy Co. 7.50% 2026	1,649	1,748
	Southwestern Energy Co. 7.75% 2027	897	974
	Southwestern Energy Co. 8.375% 2028	865	979
	Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	735	753
	Sunoco LP 5.50% 2026	513	530
	Sunoco LP 6.00% 2027	647	679
	Sunoco LP 4.50% 2029[1]	1,930	1,970
	Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[1]	690	712
	Tallgrass Energy Partners LP 5.50% 2024[1]	522	530
	Tallgrass Energy Partners LP 7.50% 2025[1]	420	461
	Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[2,3,7,8]	11	6
	Targa Resources Partners LP 5.875% 2026	321	338
	Targa Resources Partners LP 6.50% 2027	133	145
	Targa Resources Partners LP 6.875% 2029	115	130
	Targa Resources Partners LP 5.50% 2030	1,302	1,434
	Targa Resources Partners LP 4.875% 2031[1]	2,000	2,168
	Targa Resources Partners LP 4.00% 2032[1]	550	566
	Teekay Corp. 9.25% 2022[1]	2,908	3,008
	Teekay Offshore Partners LP 8.50% 2023[1]	2,009	1,848
	Transocean Guardian, Ltd. 5.875% 2024[1]	410	399
	Transocean Poseidon, Ltd. 6.875% 2027[1]	385	387
	Transocean, Inc. 6.125% 2025[1]	421	426
	Transocean, Inc. 7.25% 2025[1]	500	437
	Transocean, Inc. 8.00% 2027[1]	550	464
	USA Compression Partners LP 6.875% 2026	264	277
	USA Compression Partners LP 6.875% 2027	247	264
	Weatherford International PLC 8.75% 2024[1]	1,971	2,065
	Weatherford International PLC 11.00% 2024[1]	3,686	3,838
	Western Gas Partners LP 4.50% 2028	1,374	1,472
	Western Gas Partners LP 5.45% 2044	55	60
	Western Midstream Operating LP 4.35% 2025[6]	369	390
	Western Midstream Operating LP 4.75% 2028	160	173
	Western Midstream Operating LP 5.30% 2030[6]	400	449
	Western Midstream Operating LP 6.50% 2050[6]	500	580

			143,720

Communication services 12.69%	Altice France SA 5.125% 2029[1]	2,897	2,915
	Beasley Mezzanine Holdings, LLC 8.625% 2026[1]	475	481
	Brightstar Escrow Corp. 9.75% 2025[1]	575	621
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	1,155	1,167
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	263	273
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	1,088	1,127
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	96	101
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	3,454	3,601
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	3,137	3,321
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	140	143
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	4,285	4,371
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	1,024	1,065

American Funds Insurance Series        193

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Communication services (continued)	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	$725	$743
	CenturyLink, Inc. 6.75% 2023	1,480	1,643
	CenturyLink, Inc. 7.50% 2024	583	655
	CenturyLink, Inc. 5.125% 2026[1]	1,600	1,666
	CenturyLink, Inc. 4.00% 2027[1]	750	766
	Cinemark USA, Inc. 5.875% 2026[1]	330	346
	Cinemark USA, Inc. 5.25% 2028[1]	400	410
	Clear Channel Worldwide Holdings, Inc. 7.75% 2028[1]	700	734
	Clear Channel Worldwide Holdings, Inc. 7.50% 2029[1]	300	311
	Cogent Communications Group, Inc. 3.50% 2026[1]	750	768
	Consolidated Communications, Inc. 5.00% 2028[1]	225	229
	Diamond Sports Group LLC 5.375% 2026[1]	743	482
	Diamond Sports Group LLC 6.625% 2027[1]	1,056	520
	DISH DBS Corp. 5.125% 2029[1]	900	890
	Embarq Corp. 7.995% 2036	2,215	2,514
	Epicor Software Corp., Term Loan C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[2,3]	74	74
	Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,3]	525	545
	Front Range BidCo, Inc. 6.125% 2028[1]	1,089	1,114
	Frontier Communications Corp. 5.875% 2027[1]	1,550	1,662
	Frontier Communications Corp. 5.00% 2028[1]	5,680	5,879
	Frontier Communications Corp. 6.75% 2029[1]	2,110	2,248
	Frontier Communications Holdings, LLC 5.875% 2029	1,000	1,020
	Gray Television, Inc. 7.00% 2027[1]	828	898
	iHeartCommunications, Inc. 5.25% 2027[1]	1,445	1,513
	Inmarsat PLC 6.75% 2026[1]	1,475	1,562
	Intelsat Jackson Holding Co. 8.00% 2024[1]	1,675	1,733
	Intelsat Jackson Holding Co. 8.50% 2024[1,4]	3,175	1,885
	Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[2,3]	1,212	1,228
	Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	3,900	3,980
	Kantar Group LLC, Term Loan B, (3-month USD-LIBOR + 4.50%) 5.25% 2026[2,3]	390	391
	Lamar Media Corp. 3.75% 2028	61	62
	Lamar Media Corp. 4.875% 2029	300	317
	Lamar Media Corp. 4.00% 2030	260	264
	Lamar Media Corp. 3.625% 2031[1]	125	122
	Level 3 Financing, Inc. 3.75% 2029[1]	1,150	1,120
	Liberty Global PLC 5.50% 2028[1]	656	689
	Ligado Networks LLC 15.50% 2023 (100% PIK)[1,5]	1,530	1,511
	Ligado Networks LLC 17.50% 2024 (100% PIK)[1,5]	246	190
	Live Nation Entertainment, Inc. 3.75% 2028[1]	425	427
	Match Group, Inc. 4.625% 2028[1]	520	542
	MDC Partners, Inc. 7.50% 2024[1,6]	5,170	5,241
	Meredith Corp. 6.875% 2026	1,349	1,405
	Netflix, Inc. 4.875% 2028	635	739
	Netflix, Inc. 4.875% 2030[1]	924	1,102
	News Corp. 3.875% 2029[1]	1,050	1,062
	Nexstar Broadcasting, Inc. 4.75% 2028[1]	2,400	2,469
	Nexstar Escrow Corp. 5.625% 2027[1]	789	837
	Qwest Capital Funding, Inc. 6.875% 2028	860	951
	Scripps Escrow II, Inc. 3.875% 2029[1]	575	571
	Sinclair Television Group, Inc. 5.125% 2027[1]	195	196
	Sinclair Television Group, Inc. 4.125% 2030[1]	1,550	1,525
	Sirius XM Radio, Inc. 4.625% 2024[1]	74	76
	Sirius XM Radio, Inc. 4.00% 2028[1]	2,325	2,398
	Sirius XM Radio, Inc. 4.125% 2030[1]	345	349
	Sprint Corp. 11.50% 2021	538	559
	Sprint Corp. 7.625% 2026	2,000	2,445
	Sprint Corp. 6.875% 2028	7,981	10,246
	Sprint Corp. 8.75% 2032	5,591	8,505

194        American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Communication services (continued)	TEGNA, Inc. 4.75% 2026[1]	$850	$906
	TEGNA, Inc. 4.625% 2028	150	156
	TEGNA, Inc. 5.00% 2029	836	877
	T-Mobile US, Inc. 2.625% 2026	1,650	1,691
	T-Mobile US, Inc. 2.625% 2029	460	455
	T-Mobile US, Inc. 3.375% 2029[1]	1,750	1,810
	T-Mobile US, Inc. 2.875% 2031	800	795
	Total Play Telecomunicaciones, SA de CV 7.50% 2025[1]	475	504
	Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[1]	4,641	4,637
	Univision Communications, Inc. 5.125% 2025[1]	3,195	3,269
	Univision Communications, Inc. 6.625% 2027[1]	3,050	3,309
	Univision Communications, Inc. 4.50% 2029[1]	5,500	5,554
	UPC Broadband Finco BV 4.875% 2031[1]	650	652
	Virgin Media O2 4.25% 2031[1]	1,925	1,894
	Virgin Media Secured Finance PLC 4.50% 2030[1]	990	999
	Vmed O2 UK Financing I PLC 4.75% 2031[1]	300	305
	Warner Music Group 3.875% 2030[1]	850	861
	Ziggo Bond Co. BV 5.125% 2030[1]	419	430
	Ziggo Bond Finance BV 5.50% 2027[1]	1,324	1,379
	Ziggo Bond Finance BV 4.875% 2030[1]	2,200	2,258

			136,256

Consumer discretionary 12.18%	Adient US LLC 9.00% 2025[1]	500	552
	Affinity Gaming 6.875% 2027[1]	885	942
	Allied Universal Holdco LLC 6.625% 2026[1]	858	911
	Allied Universal Holdco LLC 9.75% 2027[1]	976	1,076
	Allied Universal Holdco LLC 4.625% 2028[1]	490	492
	Allied Universal Holdco LLC 6.00% 2029[1]	1,745	1,771
	Atlas LuxCo 4 SARL 4.625% 2028[1]	280	281
	Boyd Gaming Corp. 8.625% 2025[1]	120	132
	Boyd Gaming Corp. 4.75% 2027	621	644
	Boyd Gaming Corp. 4.75% 2031[1]	895	930
	Boyne USA, Inc. 4.75% 2029[1]	235	243
	Brookfield Residential Properties, Inc. 5.00% 2029[1]	260	263
	Burger King Corp. 3.875% 2028[1]	500	507
	Caesars Entertainment, Inc. 6.25% 2025[1]	1,085	1,151
	Caesars Resort Collection, LLC 5.75% 2025[1]	345	364
	Carnival Corp. 11.50% 2023[1]	1,132	1,275
	Carnival Corp. 7.625% 2026[1]	975	1,060
	Carnival Corp. 10.50% 2026[1]	1,130	1,317
	Carrols Restaurant Group, Inc. 5.875% 2029[1]	730	722
	Carvana Co. 5.625% 2025[1]	135	141
	Carvana Co. 5.50% 2027[1]	1,551	1,606
	Carvana Co. 5.875% 2028[1]	1,219	1,284
	CEC Entertainment, Inc. 6.75% 2026[1]	1,100	1,130
	Cirsa Gaming Corp. SA 7.875% 2023[1]	2,552	2,608
	Colt Merger Sub, Inc. 8.125% 2027[1]	80	89
	Dana, Inc. 5.625% 2028	675	732
	Dana, Inc. 4.25% 2030	455	469
	Empire Communities Corp. 7.00% 2025[1]	525	553
	Everi Holdings Inc. 5.00% 2029[1]	835	856
	Fertitta Entertainment, Inc. 6.75% 2024[1]	2,171	2,196
	Ford Motor Co. 8.50% 2023	1,787	1,996
	Ford Motor Co. 9.00% 2025	684	844
	Ford Motor Co. 9.625% 2030	250	359
	Ford Motor Co. 7.45% 2031	275	362
	Ford Motor Credit Company LLC 3.664% 2024	500	526
	Ford Motor Credit Company LLC 3.81% 2024	887	929

American Funds Insurance Series        195

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)	Ford Motor Credit Company LLC 5.584% 2024	$350	$384
	Ford Motor Credit Company LLC 3.375% 2025	1,875	1,947
	Ford Motor Credit Company LLC 5.125% 2025	6,285	6,929
	Ford Motor Credit Company LLC 4.542% 2026	1,210	1,319
	Ford Motor Credit Company LLC 3.815% 2027	1,395	1,455
	Ford Motor Credit Company LLC 4.125% 2027	835	887
	Ford Motor Credit Company LLC 4.271% 2027	525	563
	Ford Motor Credit Company LLC 2.90% 2028	350	349
	Ford Motor Credit Company LLC 5.113% 2029	200	224
	Ford Motor Credit Company LLC 4.00% 2030	1,820	1,909
	Full House Resorts, Inc. 8.25% 2028[1]	1,320	1,444
	Goodyear Tire & Rubber Co. 5.00% 2029[1]	685	718
	Grupo Axo, SAPI de CV, 5.75% 2026[1]	200	200
	Hanesbrands, Inc. 4.625% 2024[1]	1,945	2,064
	Hanesbrands, Inc. 5.375% 2025[1]	432	459
	Hanesbrands, Inc. 4.875% 2026[1]	2,024	2,188
	Hilton Grand Vacations Borrower LLC 5.00% 2029[1]	2,360	2,416
	Hilton Worldwide Holdings, Inc. 4.875% 2030	508	543
	Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	1,120	1,131
	International Game Technology PLC 6.50% 2025[1]	1,383	1,552
	International Game Technology PLC 4.125% 2026[1]	785	818
	International Game Technology PLC 5.25% 2029[1]	3,380	3,630
	KB Home 6.875% 2027	330	394
	Landry’s Finance Acquisition Co., Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3]	18	19
	Lennar Corp. 4.50% 2024	40	44
	Levi Strauss & Co. 5.00% 2025	90	92
	Levi Strauss & Co. 3.50% 2031[1]	430	429
	LGI Homes, Inc. 4.00% 2029[1]	600	604
	Limited Brands, Inc. 6.625% 2030[1]	175	203
	Limited Brands, Inc. 6.875% 2035	526	667
	Limited Brands, Inc. 6.75% 2036	545	684
	Lithia Motors, Inc. 3.875% 2029[1]	1,045	1,084
	Lithia Motors, Inc. 4.375% 2031[1]	475	509
	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[1]	405	421
	M.D.C. Holdings, Inc. 6.00% 2043	823	1,062
	Magic MergerCo, Inc. 5.25% 2028[1]	475	488
	Magic MergerCo, Inc. 7.875% 2029[1]	475	490
	Marriott Ownership Resorts, Inc. 4.50% 2029[1]	490	497
	McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.75%) 5.75% 2024[2,3]	1,067	1,071
	Melco International Development, Ltd. 5.75% 2028[1]	1,670	1,766
	Melco International Development, Ltd. 5.375% 2029[1]	375	397
	Merlin Entertainment 5.75% 2026[1]	792	831
	MGM Growth Properties LLC 5.625% 2024	557	604
	MGM Growth Properties LLC 4.625% 2025[1]	900	963
	MGM Growth Properties LLC 3.875% 2029[1]	1,665	1,695
	MGM Resorts International 6.00% 2023	541	580
	MGM Resorts International 5.50% 2027	401	441
	Midwest Gaming Borrower, LLC 4.875% 2029[1]	895	897
	Mohegan Gaming & Entertainment 8.00% 2026[1]	2,710	2,835
	NCL Corp., Ltd. 3.625% 2024[1]	650	629
	NCL Corp., Ltd. 12.25% 2024[1]	175	212
	NCL Corp., Ltd. 5.875% 2026[1]	475	499
	Neiman Marcus Group LLC 7.125% 2026[1]	2,910	3,110
	Newell Rubbermaid, Inc. 4.875% 2025	445	494
	Newell Rubbermaid, Inc. 5.875% 2036[6]	30	37
	Norwegian Cruise Line Holdings, Ltd. 10.25% 2026[1]	275	320
	Panther BF Aggregator 2 LP 6.25% 2026[1]	140	149

196        American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)	Panther BF Aggregator 2 LP 8.50% 2027[1]	$990	$1,081
	Party City Holdings, Inc. 6.625% 2026[1]	500	431
	Party City Holdings, Inc. 8.75% 2026[1]	2,950	3,153
	Peninsula Pacific Entertainment LLC 8.50% 2027[1]	500	538
	Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.869% 2024[2,3]	846	815
	Raptor Acquisition Corp. 4.875% 2026[1]	950	964
	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 4.75% 2026[2,3]	425	426
	Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	430	447
	Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	325	371
	Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	1,900	2,192
	Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	1,560	1,560
	Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	1,225	1,266
	Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[1]	1,959	2,148
	Scientific Games Corp. 5.00% 2025[1]	91	94
	Scientific Games Corp. 8.625% 2025[1]	2,170	2,379
	Scientific Games Corp. 8.25% 2026[1]	2,534	2,721
	Scientific Games Corp. 7.00% 2028[1]	85	93
	Scientific Games Corp. 7.25% 2029[1]	230	260
	Six Flags Entertainment Corp. 4.875% 2024[1]	537	543
	Sizzling Platter LLC 8.50% 2025[1]	450	466
	Staples, Inc. 7.50% 2026[1]	421	437
	Studio City Finance, Ltd. 5.00% 2029[1]	650	657
	Tempur Sealy International, Inc. 4.00% 2029[1]	485	493
	The Home Co., Inc. 7.25% 2025[1]	725	771
	Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[2,3]	1,172	1,174
	Universal Entertainment Corp. 8.50% 2024[1]	1,375	1,452
	Vail Resorts, Inc. 6.25% 2025[1]	315	338
	VICI Properties LP 4.25% 2026[1]	962	1,002
	VICI Properties LP 4.625% 2029[1]	1,385	1,474
	VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[1]	851	871
	VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]	379	387
	VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]	2,774	2,856
	WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	405	423
	Wheel Pros, Inc. 6.50% 2029[1]	750	760
	Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 5.25% 2028[2,3]	750	753
	Wyndham Destinations, Inc. 6.625% 2026[1]	525	596
	Wyndham Destinations, Inc. 4.625% 2030[1]	400	414
	Wyndham Worldwide Corp. 4.375% 2028[1]	1,055	1,099
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	1,171	1,216
	Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	200	216
	Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	100	108
	Wynn Macau, Ltd. 5.125% 2029[1]	200	207
	Wynn Resorts, Ltd. 7.75% 2025[1]	494	533
	Wynn Resorts, Ltd. 5.125% 2029[1]	962	1,017

			130,861

Health care 10.38%	Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.854% 2026[2,3]	841	834
	Avantor Funding, Inc. 4.625% 2028[1]	1,510	1,596
	Bausch Health Companies, Inc. 9.25% 2026[1]	2,644	2,879
	Bausch Health Companies, Inc. 5.75% 2027[1]	700	745
	Bausch Health Companies, Inc. 4.875% 2028[1]	1,745	1,788
	Bausch Health Companies, Inc. 5.00% 2028[1]	1,137	1,080
	Bausch Health Companies, Inc. 7.00% 2028[1]	553	571
	Bausch Health Companies, Inc. 5.00% 2029[1]	125	117
	Bausch Health Companies, Inc. 6.25% 2029[1]	815	807

American Funds Insurance Series        197

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Health care (continued)	Bausch Health Companies, Inc. 5.25% 2030[1]	$852	$793
	Bausch Health Companies, Inc. 5.25% 2031[1]	3,055	2,860
	Catalent Pharma Solutions, Inc. 5.00% 2027[1]	53	55
	Catalent, Inc. 3.125% 2029[1]	445	432
	Centene Corp. 5.375% 2026[1]	330	345
	Centene Corp. 5.375% 2026[1]	50	52
	Centene Corp. 4.25% 2027	584	616
	Centene Corp. 2.45% 2028	4,140	4,201
	Centene Corp. 4.625% 2029	4,305	4,740
	Centene Corp. 3.00% 2030	2,530	2,602
	Centene Corp. 3.375% 2030	842	881
	Centene Corp. 2.50% 2031	1,485	1,466
	Charles River Laboratories International, Inc. 4.25% 2028[1]	241	250
	Charles River Laboratories International, Inc. 3.75% 2029[1]	780	792
	Community Health Systems, Inc. 5.625% 2027[1]	730	780
	Community Health Systems, Inc. 6.00% 2029[1]	653	700
	DaVita, Inc. 4.625% 2030[1]	1,100	1,132
	Encompass Health Corp. 4.50% 2028	496	515
	Encompass Health Corp. 4.75% 2030	450	479
	Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[1]	1,911	1,952
	Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[1]	1,458	985
	Endo International PLC 5.75% 2022[1]	2,937	2,713
	Endo International PLC 5.875% 2024[1]	1,300	1,282
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	1,490	1,462
	HCA, Inc. 5.875% 2023	70	76
	HCA, Inc. 5.375% 2025	175	198
	HCA, Inc. 5.875% 2026	321	372
	HCA, Inc. 4.50% 2027	173	196
	HCA, Inc. 5.625% 2028	2,065	2,450
	HCA, Inc. 5.875% 2029	750	908
	HCA, Inc. 3.50% 2030	1,250	1,332
	HCA, Inc. 5.50% 2047	128	167
	HCA, Inc. 5.25% 2049	475	607
	HCA, Inc. 7.50% 2095	250	352
	IMS Health Holdings, Inc. 5.00% 2026[1]	823	854
	Jaguar Holding Co. II 4.625% 2025[1]	350	368
	Jaguar Holding Co. II 5.00% 2028[1]	375	407
	Jazz Securities DAC 4.375% 2029[1]	660	685
	Mallinckrodt International Finance SA 5.50% 2025[1,4]	1,118	782
	Mallinckrodt PLC 5.75% 2022[1,4]	420	295
	Mallinckrodt PLC 10.00% 2025[1]	2,319	2,594
	Molina Healthcare, Inc. 5.375% 2022	1,714	1,799
	Molina Healthcare, Inc. 4.375% 2028[1]	920	961
	Molina Healthcare, Inc. 3.875% 2030[1]	1,999	2,084
	Organon Finance 1 LLC 4.125% 2028[1]	475	485
	Organon Finance 1 LLC 5.125% 2031[1]	790	815
	Owens & Minor, Inc. 4.375% 2024	1,935	2,024
	Owens & Minor, Inc. 4.50% 2029[1]	1,980	2,037
	Par Pharmaceutical, Inc. 7.50% 2027[1]	4,215	4,315
	Radiology Partners, Inc. 9.25% 2028[1]	1,693	1,877
	Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[2,3,5,7,8]	4,111	4,111
	RP Escrow Issuer, LLC 5.25% 2025[1]	735	770
	Select Medical Holdings Corp. 6.25% 2026[1]	554	591
	Surgery Center Holdings 10.00% 2027[1]	416	458
	Syneos Health, Inc. 3.625% 2029[1]	630	624
	Team Health Holdings, Inc. 6.375% 2025[1]	899	857
	Team Health Holdings, Inc., Term Loan B, 3.75% 2024[2,3]	314	305
	Tenet Healthcare Corp. 4.625% 2024	559	569

198        American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Health care (continued)	Tenet Healthcare Corp. 4.875% 2026[1]	$6,080	$6,314
	Tenet Healthcare Corp. 5.125% 2027[1]	710	746
	Tenet Healthcare Corp. 6.25% 2027[1]	500	523
	Tenet Healthcare Corp. 4.625% 2028[1]	550	567
	Tenet Healthcare Corp. 6.125% 2028[1]	500	534
	Tenet Healthcare Corp. 4.25% 2029[1]	990	1,004
	Tenet Healthcare Corp. 6.875% 2031	100	114
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	1,908	1,904
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	5,080
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	2,709	2,990
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,134	2,033
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,038	2,237
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	762	669
	U.S. Renal Care, Inc. 10.625% 2027[1]	359	378
	Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	5,285	5,424
	Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	581	624
	Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	502	547

			111,515

Materials 9.92%	Alcoa Netherlands Holding BV 5.50% 2027[1]	510	554
	Alcoa Netherlands Holding BV 4.125% 2029[1]	430	449
	ArcelorMittal 4.25% 2029	200	222
	ArcelorMittal 7.25% 2039[6]	570	806
	ArcelorMittal 7.00% 2041[6]	985	1,370
	Arconic Corp. 6.00% 2025[1]	810	864
	Arconic Rolled Products Corp. 6.125% 2028[1]	200	215
	Ardagh Group SA 6.50% 2027[1,5]	622	654
	Ardagh Metal Packaging Finance USA LLC 4.00% 2029[1]	650	646
	Ardagh Packaging Finance 5.25% 2025[1]	495	521
	Ardagh Packaging Finance 6.00% 2025[1]	533	551
	Ardagh Packaging Finance 5.25% 2027[1]	225	230
	Axalta Coating Systems LLC 4.75% 2027[1]	460	483
	BWAY Parent Co., Inc. 5.50% 2024[1]	1,619	1,637
	Cascades, Inc. 5.125% 2026[1]	495	529
	Cascades, Inc. 5.375% 2028[1]	340	358
	Cleveland-Cliffs, Inc. 9.875% 2025[1]	204	239
	Cleveland-Cliffs, Inc. 6.75% 2026[1]	1,167	1,260
	Cleveland-Cliffs, Inc. 5.875% 2027	4,675	4,920
	Cleveland-Cliffs, Inc. 7.00% 2027	297	314
	Cleveland-Cliffs, Inc. 4.625% 2029[1]	2,300	2,423
	Cleveland-Cliffs, Inc. 4.875% 2031[1]	2,475	2,602
	Consolidated Energy Finance SA 6.50% 2026[1]	1,250	1,287
	Constellium SE 3.75% 2029[1]	350	347
	CVR Partners LP 9.25% 2023[1]	346	348
	CVR Partners LP 6.125% 2028[1]	2,775	2,848
	Element Solutions, Inc. 3.875% 2028[1]	620	633
	First Quantum Minerals, Ltd. 7.25% 2023[1]	2,073	2,116
	First Quantum Minerals, Ltd. 7.50% 2025[1]	4,243	4,413
	First Quantum Minerals, Ltd. 6.875% 2026[1]	3,076	3,222
	First Quantum Minerals, Ltd. 6.875% 2027[1]	5,440	5,935
	FMG Resources 4.375% 2031[1]	1,115	1,194
	Freeport-McMoRan, Inc. 4.55% 2024	150	163
	Freeport-McMoRan, Inc. 4.25% 2030	932	1,000
	Freeport-McMoRan, Inc. 5.40% 2034	562	680
	Freeport-McMoRan, Inc. 5.45% 2043	1,851	2,265
	FXI Holdings, Inc. 7.875% 2024[1]	2,905	3,009
	FXI Holdings, Inc. 12.25% 2026[1]	5,515	6,367
	GPC Merger Sub, Inc. 7.125% 2028[1]	434	469

American Funds Insurance Series        199

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Materials (continued)	Hexion, Inc. 7.875% 2027[1]	$2,411	$2,604
	INEOS Group Holdings SA 5.625% 2024[1]	772	777
	Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	1,260	1,403
	LSB Industries, Inc. 9.625% 2023[1]	4,313	4,440
	Mercer International, Inc. 5.125% 2029[1]	400	412
	Methanex Corp. 5.125% 2027	4,500	4,866
	Methanex Corp. 5.25% 2029	1,300	1,402
	Methanex Corp. 5.65% 2044	825	855
	Neon Holdings, Inc. 10.125% 2026[1]	970	1,061
	Nouryon Holding BV 8.00% 2026[1]	931	988
	Nova Chemicals Corp. 4.875% 2024[1]	495	523
	Nova Chemicals Corp. 5.00% 2025[1]	295	316
	Nova Chemicals Corp. 5.25% 2027[1]	1,036	1,118
	Nova Chemicals Corp. 4.25% 2029[1]	1,530	1,547
	Novelis Corp. 5.875% 2026[1]	950	989
	Novelis Corp. 4.75% 2030[1]	990	1,041
	OCI NV 5.25% 2024[1]	250	258
	Olin Corp. 9.50% 2025[1]	490	611
	Olin Corp. 5.625% 2029	300	330
	Olin Corp. 5.00% 2030	280	299
	Owens-Illinois, Inc. 5.875% 2023[1]	420	453
	Owens-Illinois, Inc. 6.375% 2025[1]	265	295
	Plastipak Holdings, Inc. 6.25% 2025[1]	200	205
	Rayonier A.M. Products, Inc. 7.625% 2026[1]	300	313
	SCIH Salt Holdings, Inc. 4.875% 2028[1]	2,825	2,832
	SCIH Salt Holdings, Inc. 6.625% 2029[1]	1,245	1,250
	Scotts Miracle-Gro Co. 4.50% 2029	639	665
	Sealed Air Corp. 4.875% 2022[1]	410	428
	Sealed Air Corp. 5.25% 2023[1]	267	283
	Sealed Air Corp. 4.00% 2027[1]	316	337
	Silgan Holdings, Inc. 4.125% 2028	377	392
	Summit Materials, Inc. 6.50% 2027[1]	360	382
	Summit Materials, Inc. 5.25% 2029[1]	955	1,016
	Trivium Packaging BV 5.50% 2026[1]	530	558
	Trivium Packaging BV 8.50% 2027[1]	403	439
	Tronox, Ltd. 4.625% 2029[1]	2,570	2,599
	Valvoline, Inc. 4.25% 2030[1]	353	365
	Valvoline, Inc. 3.625% 2031[1]	620	622
	Venator Materials Corp. 5.75% 2025[1]	4,876	4,809
	Venator Materials Corp. 9.50% 2025[1]	1,805	2,035
	W. R. Grace & Co. 4.875% 2027[1]	790	839
	Warrior Met Coal, Inc. 8.00% 2024[1]	1,400	1,423

			106,523

Industrials 8.68%	ADT Corp. 3.50% 2022	1,221	1,245
	Allison Transmission Holdings, Inc. 3.75% 2031[1]	2,270	2,234
	American Airlines, Inc. 5.50% 2026[1]	2,160	2,290
	American Airlines, Inc. 5.75% 2029[1]	750	812
	Associated Materials, LLC 9.00% 2025[1]	2,156	2,291
	Atkore, Inc. 4.25% 2031[1]	385	390
	ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	275	282
	Avis Budget Car Rental, LLC 5.75% 2027[1]	1,290	1,347
	Avis Budget Group, Inc. 5.25% 2025[1]	509	516
	Avis Budget Group, Inc. 4.75% 2028[1]	550	564
	Avis Budget Group, Inc. 5.375% 2029[1]	1,550	1,616
	Avolon Holdings Funding, Ltd. 5.25% 2024[1]	660	726
	Azul Investments LLP 7.25% 2026[1]	670	658
	Boeing Company 3.625% 2031	1,050	1,130

200        American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Industrials (continued)	Boeing Company 3.50% 2039	$70	$70
	Boeing Company 3.75% 2050	400	413
	Boeing Company 5.93% 2060	700	968
	Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	1,050	1,099
	Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	132	139
	Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	660	714
	Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	600	660
	Bombardier, Inc. 6.125% 2023[1]	645	681
	Bombardier, Inc. 7.50% 2024[1]	600	628
	Bombardier, Inc. 7.50% 2025[1]	1,601	1,650
	Bombardier, Inc. 7.125% 2026[1]	1,910	2,002
	Bombardier, Inc. 7.875% 2027[1]	2,803	2,912
	Bombardier, Inc. 7.45% 2034[1]	700	753
	Booz Allen Hamilton, Inc. 3.875% 2028[1]	1,390	1,421
	BWX Technologies, Inc. 4.125% 2028[1]	615	628
	BWX Technologies, Inc. 4.125% 2029[1]	1,220	1,244
	Clarivate Science Holdings Corp. 3.875% 2028[1]	1,515	1,531
	Clarivate Science Holdings Corp. 4.875% 2029[1]	1,365	1,403
	Clean Harbors, Inc. 4.875% 2027[1]	766	805
	CoreCivic, Inc. 8.25% 2026	2,190	2,275
	CoreLogic, Inc. 4.50% 2028[1]	4,289	4,257
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[2,3]	750	757
	Covanta Holding Corp. 5.875% 2025	358	371
	Covanta Holding Corp. 5.00% 2030	850	895
	Deluxe Corp. 8.00% 2029[1]	300	326
	Dun & Bradstreet Corp. 6.875% 2026[1]	1,003	1,067
	Dun & Bradstreet Corp. 10.25% 2027[1]	1,148	1,272
	Fortress Transportation and Infrastructure Investors LLC 9.75% 2027[1]	445	515
	Fortress Transportation and Infrastructure Investors LLC 5.50% 2028[1]	510	532
	Global Infrastructure Solutions, Inc. 5.625% 2029[1]	500	520
	Harsco Corp. 5.75% 2027[1]	650	683
	Herc Holdings, Inc. 5.50% 2027[1]	200	211
	Howmet Aerospace, Inc. 6.875% 2025	987	1,150
	Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,130
	JELD-WEN Holding, Inc. 4.875% 2027[1]	1,033	1,076
	Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	1,710	1,797
	LABL Escrow Issuer, LLC 6.75% 2026[1]	850	908
	LABL Escrow Issuer, LLC 10.50% 2027[1]	690	762
	LSC Communications, Inc. 8.75% 2023[1,4,7,8]	8,933	474
	LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,4,7,8]	301	16
	MasTec, Inc. 4.50% 2028[1]	1,250	1,319
	Meritor, Inc. 4.50% 2028[1]	825	838
	MH Sub I, LLC, Term Loan, (3-month USD-LIBOR + 6.25%) 6.345% 2029[2,3]	150	153
	Mueller Water Products, Inc. 4.00% 2029[1]	625	643
	NESCO Holdings II, Inc. 5.50% 2029[1]	255	266
	Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[1]	750	774
	Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	250	264
	Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	1,400	1,527
	Park River Holdings, Inc. 5.625% 2029[1]	775	755
	Pitney Bowes, Inc. 6.875% 2027[1]	750	795
	Prime Security Services Borrower, LLC 3.375% 2027[1]	475	461
	Prime Security Services Borrower, LLC 6.25% 2028[1]	627	668
	R.R. Donnelley & Sons Co. 6.125% 2026[1]	375	396
	R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.104% 2024[2,3]	368	369
	Rexnord Corp. 4.875% 2025[1]	848	868
	Rolls-Royce PLC 5.75% 2027[1]	615	678
	Sensata Technologies Holding BV 4.00% 2029[1]	410	417
	Sensata Technologies, Inc. 3.75% 2031[1]	500	495

American Funds Insurance Series        201

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Industrials (continued)	SkyMiles IP, Ltd. 4.75% 2028[1]	$1,365	$1,519
	Spirit AeroSystems, Inc. 4.60% 2028	210	206
	SRS Distribution, Inc. 4.625% 2028[1]	480	491
	SRS Distribution, Inc. 6.125% 2029[1]	305	315
	Stericycle, Inc. 5.375% 2024[1]	1,135	1,170
	Stericycle, Inc. 3.875% 2029[1]	270	270
	The Brink’s Co. 4.625% 2027[1]	719	751
	Titan International, Inc. 7.00% 2028[1]	750	786
	TransDigm, Inc. 8.00% 2025[1]	658	713
	TransDigm, Inc. 6.25% 2026[1]	1,938	2,047
	TransDigm, Inc. 5.50% 2027	855	892
	TransDigm, Inc. 4.625% 2029[1]	910	913
	Triumph Group, Inc. 6.25% 2024[1]	510	520
	Triumph Group, Inc. 8.875% 2024[1]	586	653
	Triumph Group, Inc. 7.75% 2025[1]	270	278
	Uber Technologies, Inc. 8.00% 2026[1]	498	538
	United Airlines Holdings, Inc. 6.50% 2027[1]	4,245	4,679
	United Airlines, Inc., Pass Through Trust Certificates, Series 2020-1, Class B, 4.875% 2027	330	350
	United Airlines, Inc. 4.375% 2026[1]	250	259
	United Airlines, Inc. 4.625% 2029[1]	780	808
	United Rentals, Inc. 5.875% 2026	53	55
	United Rentals, Inc. 3.875% 2031	325	331
	Vertical Holdco GMBH 7.625% 2028[1]	485	527
	Vertical U.S. Newco, Inc. 5.25% 2027[1]	1,475	1,556
	WESCO Distribution, Inc. 7.125% 2025[1]	1,375	1,488
	WESCO Distribution, Inc. 7.25% 2028[1]	1,420	1,584
	Western Global Airlines LLC 10.375% 2025[1]	385	442
	XPO Logistics, Inc. 6.75% 2024[1]	198	206
	XPO Logistics, Inc. 6.25% 2025[1]	300	319

			93,168

Financials 5.89%	Advisor Group Holdings, LLC 6.25% 2028[1]	1,656	1,751
	AG Merger Sub II, Inc. 10.75% 2027[1]	4,140	4,611
	Alliant Holdings Intermediate, LLC 6.75% 2027[1]	1,536	1,616
	Ally Financial, Inc. 8.00% 2031	466	668
	Apollo Commercial Real Estate Finance, Inc. 4.625% 2029[1]	800	790
	Aretec Escrow Issuer, Inc. 7.50% 2029[1]	2,710	2,795
	AssuredPartners, Inc. 8.00% 2027[1]	437	467
	AssuredPartners, Inc. 5.625% 2029[1]	365	366
	BroadStreet Partners, Inc. 5.875% 2029[1]	575	588
	Compass Diversified Holdings 5.25% 2029[1]	3,670	3,821
	Credit Acceptance Corp. 5.125% 2024[1]	765	795
	Fairstone Financial, Inc. 7.875% 2024[1]	619	647
	Freedom Mortgage Corp. 7.625% 2026[1]	625	651
	FS Energy and Power Fund 7.50% 2023[1]	4,084	4,231
	Hightower Holding, LLC 6.75% 2029[1]	505	516
	HUB International, Ltd. 7.00% 2026[1]	1,950	2,027
	Icahn Enterprises Finance Corp. 5.25% 2027	627	648
	Icahn Enterprises Finance Corp. 4.375% 2029[1]	675	674
	Ladder Capital Corp. 5.25% 2022[1]	150	151
	Ladder Capital Corp. 4.25% 2027[1]	1,489	1,492
	LD Holdings Group LLC 6.125% 2028[1]	575	576
	LPL Financial Holdings, Inc. 4.625% 2027[1]	1,212	1,260
	LPL Financial Holdings, Inc. 4.00% 2029[1]	550	554
	LPL Financial Holdings, Inc. 4.375% 2031[1]	1,060	1,075
	MGIC Investment Corp. 5.25% 2028	525	557
	MidCap Financial Issuer Trust 6.50% 2028[1]	750	786

202        American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)	MidCap Financial Issuer Trust 5.625% 2030[1]	$565	$568
	MSCI, Inc. 5.375% 2027[1]	320	342
	MSCI, Inc. 4.00% 2029[1]	900	952
	MSCI, Inc. 3.625% 2030[1]	66	68
	MSCI, Inc. 3.625% 2031[1]	1,875	1,926
	MSCI, Inc. 3.875% 2031[1]	2,150	2,234
	National Financial Partners Corp. 6.875% 2028[1]	1,094	1,155
	Nationstar Mortgage Holdings, Inc. 5.50% 2028[1]	425	429
	Navient Corp. 6.50% 2022	1,633	1,705
	Navient Corp. 5.50% 2023	3,086	3,259
	Navient Corp. 5.875% 2024	1,720	1,860
	Navient Corp. 6.125% 2024	1,267	1,371
	Navient Corp. 5.00% 2027	2,883	2,989
	Navient Corp. 4.875% 2028	320	322
	Navient Corp. 5.625% 2033	1,678	1,624
	NFP Corp. 4.875% 2028[1]	500	509
	OneMain Holdings, Inc. 7.125% 2026	935	1,090
	Owl Rock Capital Corp. 4.625% 2024[1]	750	798
	Owl Rock Capital Corp. 3.75% 2025	900	953
	Owl Rock Capital Corp. 3.375% 2026	390	407
	Quicken Loans, LLC 3.625% 2029[1]	455	450
	Springleaf Finance Corp. 6.125% 2024	1,167	1,257
	Springleaf Finance Corp. 6.625% 2028	190	219
	Springleaf Finance Corp. 5.375% 2029	183	199
	Starwood Property Trust, Inc. 5.00% 2021	871	876
	Starwood Property Trust, Inc. 5.50% 2023[1]	465	488
	Summer (BC) BidCo B LLC 5.50% 2026[1]	365	372
	Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 2025 (72.22% PIK)[2,3,5]	481	506
	United Wholesale Mortgage, LLC 5.50% 2029[1]	255	255

			63,296

Information technology 4.22%	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	3,574	3,620
	Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[2,3]	822	836
	Avaya, Inc. 6.125% 2028[1]	490	525
	Banff Merger Sub, Inc. 9.75% 2026[1]	1,833	1,932
	Black Knight, Inc. 3.625% 2028[1]	1,315	1,310
	BMC Software, Inc. 7.125% 2025[1]	225	241
	BMC Software, Inc. 9.125% 2026[1]	240	254
	Booz Allen Hamilton, Inc. 4.00% 2029[1]	455	466
	Broadcom, Inc. 3.469% 2034[1]	179	190
	CommScope Finance LLC 6.00% 2026[1]	833	880
	Dell International LLC / EMC Corp. 8.10% 2036	450	687
	Dell International LLC / EMC Corp. 8.35% 2046	291	477
	Dell, Inc. 6.50% 2038	222	284
	Dell, Inc. 5.40% 2040	850	1,006
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 2023[2,3]	643	634
	Diebold Nixdorf, Inc. 9.375% 2025[1]	4,700	5,226
	Diebold, Inc. 8.50% 2024	1,534	1,572
	Elastic NV 4.125% 2029[1]	900	900
	Gartner, Inc. 4.50% 2028[1]	2,025	2,141
	Gartner, Inc. 3.75% 2030[1]	200	205
	Imola Merger Corp. 4.75% 2029[1]	300	309
	MicroStrategy, Inc. 6.125% 2028[1]	675	676
	MoneyGram International, Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[2,3]	1,210	1,223
	NCR Corp. 5.125% 2029[1]	2,675	2,762
	Oracle Corp. 3.95% 2051	458	501

American Funds Insurance Series        203

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Information technology (continued)	Rocket Software, Inc. 6.50% 2029[1]	$1,715	$1,704
	Sabre GLBL, Inc. 7.375% 2025[1]	48	52
	Sabre Holdings Corp. 9.25% 2025[1]	548	653
	Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[2,3]	1,325	1,330
	Square, Inc. 2.75% 2026[1]	2,350	2,394
	Square, Inc. 3.50% 2031[1]	1,270	1,283
	Synaptics, Inc. 4.00% 2029[1]	325	327
	Ultimate Software Group, Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[2,3]	1,325	1,352
	Unisys Corp. 6.875% 2027[1]	1,695	1,855
	VeriSign, Inc. 5.25% 2025	132	150
	Veritas Holdings, Ltd. 7.50% 2025[1]	2,140	2,234
	ViaSat, Inc. 5.625% 2027[1]	175	183
	Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.00% 2028[2,3]	50	50
	Xerox Corp. 5.00% 2025[1]	595	629
	Xerox Corp. 5.50% 2028[1]	2,135	2,221

			45,274

Real estate 3.32%	Brookfield Property REIT, Inc. 5.75% 2026[1]	3,714	3,909
	Diversified Healthcare Trust 4.75% 2024	275	283
	Diversified Healthcare Trust 9.75% 2025	650	721
	Diversified Healthcare Trust 4.75% 2028	335	331
	Diversified Healthcare Trust 4.375% 2031	1,975	1,895
	HAT Holdings I LLC / HAT Holdings II LLC 3.375% 2026[1]	500	504
	Hospitality Properties Trust 7.50% 2025	238	270
	Howard Hughes Corp. 5.375% 2028[1]	1,957	2,082
	Howard Hughes Corp. 4.125% 2029[1]	3,143	3,153
	Howard Hughes Corp. 4.375% 2031[1]	2,018	2,015
	Iron Mountain, Inc. 4.875% 2027[1]	2,066	2,145
	Iron Mountain, Inc. 5.00% 2028[1]	617	642
	Iron Mountain, Inc. 5.25% 2028[1]	1,214	1,273
	Iron Mountain, Inc. 5.25% 2030[1]	2,610	2,766
	Iron Mountain, Inc. 4.50% 2031[1]	1,300	1,318
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,005	2,068
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,895	1,952
	Ladder Capital Corp. 5.25% 2025[1]	1,040	1,060
	Medical Properties Trust, Inc. 5.00% 2027	1,333	1,415
	Medical Properties Trust, Inc. 3.50% 2031	239	242
	Park Intermediate Holdings LLC 4.875% 2029[1]	1,540	1,595
	QTS Realty Trust, Inc. 3.875% 2028[1]	625	669
	Realogy Corp. 9.375% 2027[1]	740	823
	Realogy Corp. 5.75% 2029[1]	840	879
	Realogy Group LLC 7.625% 2025[1]	260	282
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	685	687
	Service Properties Trust 5.50% 2027	130	139
	WeWork Companies, Inc. 7.875% 2025[1]	140	146
	Xenia Hotels & Resorts, Inc. 4.875% 2029[1]	360	372

			35,636

Consumer staples 3.31%	Albertsons Companies, Inc. 3.50% 2023[1]	550	566
	Albertsons Companies, Inc. 3.50% 2029[1]	1,580	1,564
	Albertsons Companies, Inc. 4.875% 2030[1]	335	358
	B&G Foods, Inc. 5.25% 2025	612	629
	B&G Foods, Inc. 5.25% 2027	1,428	1,489
	Central Garden & Pet Co. 4.125% 2030	420	430
	Central Garden & Pet Co. 4.125% 2031[1]	755	766
	Coty, Inc. 5.00% 2026[1]	700	712

204        American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer staples (continued)	Coty, Inc. 6.50% 2026[1]	$520	$528
	Darling Ingredients, Inc. 5.25% 2027[1]	459	483
	Edgewell Personal Care Co. 5.50% 2028[1]	275	292
	Energizer Holdings, Inc. 4.375% 2029[1]	545	546
	Ingles Markets, Inc. 4.00% 2031[1]	355	355
	JBS Luxembourg SARL 3.625% 2032[1]	600	600
	Kraft Heinz Company 3.875% 2027	725	797
	Kraft Heinz Company 4.25% 2031	713	811
	Kraft Heinz Company 5.00% 2042	500	612
	Kraft Heinz Company 5.20% 2045	330	411
	Kraft Heinz Company 4.375% 2046	2,116	2,402
	Kraft Heinz Company 4.875% 2049	2,115	2,573
	Kraft Heinz Company 5.50% 2050	770	1,002
	Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	840	854
	Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	3,350	3,362
	Lamb Weston Holdings, Inc. 4.625% 2024[1]	561	582
	Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 2026[2,3]	1,801	1,809
	Post Holdings, Inc. 5.625% 2028[1]	569	605
	Post Holdings, Inc. 5.50% 2029[1]	166	178
	Post Holdings, Inc. 4.625% 2030[1]	4,205	4,281
	Post Holdings, Inc. 4.50% 2031[1]	750	750
	Prestige Brands International, Inc. 5.125% 2028[1]	103	109
	Prestige Brands International, Inc. 3.75% 2031[1]	1,525	1,473
	Simmons Foods, Inc. 4.625% 2029[1]	993	1,003
	Spectrum Brands, Inc. 5.75% 2025	178	183
	Triton Water Holdings, Inc. 6.25% 2029[1]	630	632
	United Natural Foods, Inc. 6.75% 2028[1]	1,700	1,833

			35,580

Utilities 2.79%	AmeriGas Partners LP 5.75% 2027	297	332
	Calpine Corp. 4.50% 2028[1]	500	511
	Calpine Corp. 5.125% 2028[1]	518	528
	Calpine Corp. 3.75% 2031[1]	400	381
	Calpine Corp. 5.00% 2031[1]	1,000	997
	DPL, Inc. 4.125% 2025	765	821
	DPL, Inc. 4.35% 2029	575	625
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	1,155	1,355
	FirstEnergy Corp. 2.25% 2030	1,170	1,123
	FirstEnergy Corp. 2.65% 2030	624	622
	FirstEnergy Corp. 7.375% 2031	734	1,006
	FirstEnergy Corp. 5.35% 2047[6]	550	661
	FirstEnergy Corp. 3.40% 2050	1,710	1,681
	FirstEnergy Transmission LLC 2.866% 2028[1]	325	337
	Inversiones Latin America Power 5.125% 2033[1]	310	308
	NextEra Energy Partners LP 4.25% 2024[1]	122	129
	NextEra Energy Partners LP 3.875% 2026[1]	92	98
	NGL Energy Partners LP 7.50% 2026	1,150	1,052
	NRG Energy, Inc. 7.25% 2026	328	341
	NRG Energy, Inc. 3.375% 2029[1]	355	349
	NRG Energy, Inc. 3.625% 2031[1]	1,030	1,013
	Pacific Gas and Electric Co. 3.00% 2028	550	553
	Pacific Gas and Electric Co. 4.55% 2030	473	506
	Pacific Gas and Electric Co. 3.25% 2031	200	197
	Pacific Gas and Electric Co. 3.95% 2047	500	466
	Pacific Gas and Electric Co. 4.95% 2050	600	618
	PG&E Corp. 5.00% 2028	2,880	2,916
	PG&E Corp. 5.25% 2030	2,345	2,374
	PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2025[2,3]	252	249

American Funds Insurance Series        205

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Utilities (continued)	Talen Energy Corp. 10.50% 2026[1]	$3,768	$2,729
	Talen Energy Corp. 7.25% 2027[1]	2,973	2,778
	Talen Energy Corp. 6.625% 2028[1]	130	119
	Talen Energy Supply, LLC 7.625% 2028[1]	1,699	1,592
	Vistra Operations Co. LLC 3.55% 2024[1]	231	244
	Vistra Operations Co. LLC 4.375% 2029[1]	400	403

			30,014

	Total corporate bonds, notes & loans		931,843

U.S. Treasury bonds & notes 0.11%

U.S. Treasury inflation-protected securities 0.11%	U.S. Treasury Inflation-Protected Security 0.125% 2051[9,10]	1,025	1,124

Municipals 0.00%

Puerto Rico 0.00%	Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	5	5

	Total bonds, notes & other debt instruments (cost: $906,669,000)		932,972

Convertible bonds & notes 0.35%

Communication services 0.14%	Cinemark USA, Inc., convertible notes, 4.50% 2025[1]	190	337
	DISH DBS Corp., convertible notes, 3.375% 2026	635	650
	Live Nation Entertainment, Inc., convertible notes, 2.00% 2025	430	482

			1,469

Industrials 0.08%	American Airlines Group, Inc., convertible notes, 6.50% 2025	183	288
	Southwest Airlines Co., convertible notes, 1.25% 2025	403	612

			900

Information technology 0.07%	Sabre GLBL, Inc., convertible notes, 4.00% 2025	390	712

Consumer discretionary 0.05%	NCL Corp., Ltd., convertible notes, 5.375% 2025[1]	155	283
	Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023[1]	200	273

			556

Energy 0.01%	Mesquite Energy, Inc., convertible notes, 15.19% 2023 (100% PIK)[1,5,7,8]	70	70

	Total convertible bonds & notes (cost: $2,724,000)		3,707

Convertible stocks 0.08%		Shares

Financials 0.05%	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 2023[1]	411	519

Utilities 0.03%	PG&E Corp., convertible preferred units, 5.50% 2023	3,350	340

	Total convertible stocks (cost: $717,000)		859

206        American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Common stocks 5.62%		Shares	Value (000)

Health care 2.02%	Rotech Healthcare, Inc.[7,8,11,12]	201,793	$21,693

Energy 1.99%	Chesapeake Energy Corp.	157,546	8,180
	Chesapeake Energy Corp.[1,7]	844	42
	Oasis Petroleum, Inc.	42,568	4,280
	Denbury, Inc.[11]	32,880	2,525
	Extraction Oil & Gas, Inc.[11]	29,821	1,637
	Extraction Oil & Gas, Inc.[1,7,11,12]	8,511	449
	Weatherford International[11]	99,159	1,805
	Ascent Resources - Utica LLC, Class A7,8,11,12	6,297,894	1,260
	Diamond Offshore Drilling, Inc.[11]	82,188	522
	Diamond Offshore Drilling, Inc.[1,7,8,11]	28,784	153
	California Resources Corp.[11]	17,202	518
	McDermott International, Ltd.[11]	107,875	53
	Mesquite Energy, Inc.[7,8,11]	3,558	21
	Tapstone Energy, LLC[1,7,8,11]	14,603	—	[13]

			21,445

Industrials 0.77%	New AMI I, LLC[7,8,11]	949,277	8,259

Consumer discretionary 0.51%	MYT Holding Co., Class B7,11	608,846	3,379
	NMG Parent LLC[7,11]	14,350	1,937
	NMG Parent LLC[1,7,11]	1,615	194

			5,510

Materials 0.14%	Hexion Holdings Corp., Class B11	81,939	1,475

Financials 0.09%	Jonah Energy Parent LLC[7,8,11]	38,716	581
	Navient Corp.	20,000	386

			967

Communication services 0.06%	iHeartMedia, Inc., Class A11	22,639	610

Information technology 0.04%	MoneyGram International, Inc.[11]	41,400	417

	Total common stocks (cost: $34,018,000)		60,376

Preferred securities 0.27%

Consumer discretionary 0.20%	MYT Holding LLC, Series A, preferred shares	2,095,904	2,143

Industrials 0.07%	ACR III LSC Holdings LLC, Series B, preferred shares[1,7,8,11]	1,022	719

	Total preferred securities (cost: $2,933,000)		2,862

American Funds Insurance Series        207

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Rights & warrants 0.13%		Shares	Value (000)

Energy 0.07%	Chesapeake Energy Corp., Class B, warrants, expire 2026[11]	14,962	$357
	Chesapeake Energy Corp., Class A, warrants, expire 2026[11]	12,565	338
	Chesapeake Energy Corp., Class C, warrants, expire 2026[11]	4,376	91
	Sable Permian Resources, LLC, Class A, warrants, expire 2024[7,8,11]	2,894	—	[13]

			786

Consumer discretionary 0.06%	NMG Parent LLC, warrants, expire 2027[7,11]	27,111	620

	Total rights & warrants (cost: $2,471,000)		1,406

Short-term securities 5.83%

Money market investments 5.83%

	Capital Group Central Cash Fund 0.04%[14,15]	626,652	62,665

	Total short-term securities (cost: $62,664,000)		62,665

	Total investment securities 99.15% (cost: $1,012,196,000)		1,064,847
	Other assets less liabilities 0.85%		9,158

	Net assets 100.00%		$1,074,005

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [16]	Value at 6/30/2021 (000) [17]	Unrealized depreciation at 6/30/2021 (000)
2 Year U.S. Treasury Note Futures	Long	248	October 2021	$49,600	$54,639	$(93)
10 Year Ultra U.S. Treasury Note Futures	Short	24	September 2021	(2,400)	(3,533)	(57)
10 Year U.S. Treasury Note Futures	Short	284	September 2021	(28,400)	(37,630)	(84)

						$(234)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)

CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$50,074	$(5,109)	$(4,890)	$(219)

Investments in affiliates15

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)		Value of affiliate at 6/30/2021 (000)	Dividend income (000)

Short-term securities 5.83%
Money market investments 5.83%
Capital Group Central Cash Fund 0.04%[14]	$33,493	$302,652	$273,478	$1		$(3)	$62,665	$12

208        American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

[1]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $651,007,000, which represented 60.61% of the net assets of the fund.

[2]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $28,965,000, which represented 2.70% of the net assets of the fund.

[3]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $44,114,000, which represented 4.11% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $412,000, which represented .04% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Security did not produce income during the last 12 months.
[12]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.

[13]	Amount less than one thousand.
[14]	Rate represents the seven-day yield at 6/30/2021.
[15]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Rotech Healthcare, Inc.	9/26/2013	$4,331	$21,693	2.02%

Ascent Resources - Utica LLC, Class A	11/15/2016	302	1,260	.12

Extraction Oil & Gas, Inc.	1/20/2021	215	449	.04

Total private placement securities		$4,848	$23,402	2.18%

Key to abbreviations and symbol

Auth. = Authority

CMT = Constant Maturity Treasury

DAC = Designated Activity Company

LIBOR = London Interbank Offered Rate

Rev. = Revenue

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series        209

American Funds Mortgage Fund
Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 79.12%		Principal amount (000)		Value (000)

Mortgage-backed obligations 57.66%

Federal agency mortgage-backed obligations 50.51%	Fannie Mae Pool #AS7638 2.50% 2031[1]	$853		$893
	Fannie Mae Pool #695412 5.00% 2033[1]	—	[2]	—	[2]
	Fannie Mae Pool #AD3566 5.00% 2035[1]	2		2
	Fannie Mae Pool #256583 5.00% 2036[1,3]	34		36
	Fannie Mae Pool #889101 1.631% 2038[1,4]	32		33
	Fannie Mae Pool #964279 2.485% 2038[1,4]	31		32
	Fannie Mae Pool #964708 2.765% 2038[1,4]	4		4
	Fannie Mae Pool #AC0794 5.00% 2039[1]	8		10
	Fannie Mae Pool #931768 5.00% 2039[1]	2		2
	Fannie Mae Pool #AL9335 2.289% 2040[1,4]	1,184		1,256
	Fannie Mae Pool #932606 5.00% 2040[1]	4		5
	Fannie Mae Pool #MA4333 2.00% 2041[1]	24		24
	Fannie Mae Pool #MA4387 2.00% 2041[1]	22		22
	Fannie Mae Pool #MA4364 2.00% 2041[1]	7		7
	Fannie Mae Pool #AL9327 2.164% 2041[1,4]	1,109		1,175
	Fannie Mae Pool #AL9326 2.199% 2041[1,4]	1,453		1,539
	Fannie Mae Pool #AJ1873 4.00% 2041[1]	7		8
	Fannie Mae Pool #AE1248 5.00% 2041[1]	11		13
	Fannie Mae Pool #AE1274 5.00% 2041[1]	8		9
	Fannie Mae Pool #AE1277 5.00% 2041[1]	5		6
	Fannie Mae Pool #AE1283 5.00% 2041[1]	3		3
	Fannie Mae Pool #AE1290 5.00% 2042[1]	6		6
	Fannie Mae Pool #AT3954 3.50% 2043[1]	4		4
	Fannie Mae Pool #AT0300 3.50% 2043[1]	2		2
	Fannie Mae Pool #AY1829 3.50% 2044[1]	4		4
	Fannie Mae Pool #AW8240 3.50% 2044[1]	1		1
	Fannie Mae Pool #BJ5015 4.00% 2047[1]	58		63
	Fannie Mae Pool #BH3122 4.00% 2047[1]	1		1
	Fannie Mae Pool #BM4488 3.381% 2048[1,4]	622		650
	Fannie Mae Pool #BK6840 4.00% 2048[1]	38		41
	Fannie Mae Pool #BK5232 4.00% 2048[1]	30		32
	Fannie Mae Pool #BK9743 4.00% 2048[1]	11		12
	Fannie Mae Pool #BK9761 4.50% 2048[1]	8		9
	Fannie Mae Pool #BJ8402 3.544% 2049[1,4]	128		133
	Fannie Mae Pool #CA5496 3.00% 2050[1]	2,962		3,157
	Fannie Mae Pool #CB0041 3.00% 2051[1]	242		260
	Fannie Mae Pool #BF0379 3.50% 2059[1]	211		229
	Fannie Mae Pool #BF0497 3.00% 2060[1]	71		75
	Fannie Mae Pool #BF0481 3.50% 2060[1]	241		262
	Freddie Mac Pool #A18781 5.00% 2034[1,3]	819		935
	Freddie Mac Pool #C91883 4.00% 2036[1,3]	2,923		3,186
	Freddie Mac Pool #840222 2.386% 2040[1,4]	328		348
	Freddie Mac Pool #RB5118 2.00% 2041[1]	72		74
	Freddie Mac Pool #Q15874 4.00% 2043[1]	2		2
	Freddie Mac Pool #760014 2.977% 2045[1,4]	580		606
	Freddie Mac Pool #760012 3.109% 2045[1,4]	52		54
	Freddie Mac Pool #760013 3.182% 2045[1,4]	34		36
	Freddie Mac Pool #760015 2.679% 2047[1,4]	104		109
	Freddie Mac Pool #Q52069 3.50% 2047[1]	44		47
	Freddie Mac Pool #Q47615 3.50% 2047[1]	27		29
	Freddie Mac Pool #Q56599 4.00% 2048[1]	46		50
	Freddie Mac Pool #Q56175 4.00% 2048[1]	34		37
	Freddie Mac Pool #Q55971 4.00% 2048[1]	32		35
	Freddie Mac Pool #Q55970 4.00% 2048[1]	13		14
	Freddie Mac Pool #Q58411 4.50% 2048[1]	93		103
	Freddie Mac Pool #Q58436 4.50% 2048[1]	41		45
	Freddie Mac Pool #Q58378 4.50% 2048[1]	33		36
	Freddie Mac Pool #Q57242 4.50% 2048[1]	28		30
	Freddie Mac Pool #RA1339 3.00% 2049[1]	2,327		2,449
	Freddie Mac Pool #QA2748 3.50% 2049[1]	28		30
	Freddie Mac Pool #SD8158 3.50% 2051[1]	84		88

210        American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #SD8164 3.50% 2051[1]	$62	$66
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,087	1,137
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,4]	1,086	1,136
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,4]	865	905
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	124	134
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	660	705
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,4]	4,003	4,312
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	2,240	2,354
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	1,784	1,947
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	982	1,071
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	39	43
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	24	26
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	5,165	5,463
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,432	1,500
	Government National Mortgage Assn. 2.00% 2051[1,5]	12,480	12,688
	Government National Mortgage Assn. 2.50% 2051[1,5]	7,496	7,744
	Government National Mortgage Assn. 3.00% 2051[1,5]	3,032	3,163
	Government National Mortgage Assn. 3.00% 2051[1,5]	800	835
	Government National Mortgage Assn. 3.50% 2051[1,5]	37	39
	Government National Mortgage Assn. Pool #AH5894 3.75% 2034[1]	925	1,000
	Government National Mortgage Assn. Pool #AD0028 3.75% 2038[1]	576	615
	Government National Mortgage Assn. Pool #AH5897 3.75% 2039[1]	578	617
	Government National Mortgage Assn. Pool #004410 4.00% 2039[1]	58	60
	Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	116	133
	Government National Mortgage Assn. Pool #004823 4.00% 2040[1]	88	90
	Government National Mortgage Assn. Pool #005142 4.50% 2041[1]	28	30
	Government National Mortgage Assn. Pool #005104 5.00% 2041[1]	177	193
	Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	143	161
	Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	238	245
	Government National Mortgage Assn. Pool #MA0366 3.50% 2042[1]	207	212
	Government National Mortgage Assn. Pool #AA5526 3.50% 2042[1]	140	147
	Government National Mortgage Assn. Pool #AF0140 3.50% 2043[1]	234	246
	Government National Mortgage Assn. Pool #AD4360 3.50% 2043[1]	94	99
	Government National Mortgage Assn. Pool #AH5882 3.75% 2044[1]	525	574
	Government National Mortgage Assn. Pool #AH5884 4.25% 2044[1]	1,352	1,516
	Government National Mortgage Assn. Pool #MA3727 4.00% 2046[1]	340	354
	Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	521	557
	Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	230	246
	Government National Mortgage Assn. Pool #MA7419 3.00% 2051[1]	3,118	3,275
	Government National Mortgage Assn. Pool #AO0409 4.589% 2065[1]	185	200
	Government National Mortgage Assn. Pool #AO0461 4.604% 2065[1]	101	109
	Government National Mortgage Assn. Pool #AN1825 4.614% 2065[1]	330	355
	Government National Mortgage Assn. Pool #AO0385 4.512% 2066[1]	732	796
	Government National Mortgage Assn. Pool #725897 5.20% 2066[1]	2	2
	Uniform Mortgage-Backed Security 1.50% 2036[1,5]	500	506
	Uniform Mortgage-Backed Security 2.00% 2036[1,5]	38,830	39,996
	Uniform Mortgage-Backed Security 2.50% 2036[1,5]	300	313
	Uniform Mortgage-Backed Security 2.00% 2051[1,5]	23,844	23,981

American Funds Insurance Series        211

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Uniform Mortgage-Backed Security 2.50% 2051[1,5]	$3,341	$3,442
	Uniform Mortgage-Backed Security 2.50% 2051[1,5]	131	135
	Uniform Mortgage-Backed Security 3.00% 2051[1,5]	6,339	6,598
	Uniform Mortgage-Backed Security 3.00% 2051[1,5]	2,704	2,817
	Uniform Mortgage-Backed Security 3.50% 2051[1,5]	10,938	11,514
	Uniform Mortgage-Backed Security 4.00% 2051[1,5]	77	82
	Uniform Mortgage-Backed Security 4.50% 2051[1,5]	2,938	3,164

			168,011

Collateralized mortgage-backed obligations (privately originated) 6.60%	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,4,6]	868	874
	Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,4,6]	348	349
	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,4,6]	611	612
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,4,6]	1,531	1,533
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,4,6]	684	695
	JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[1,4,6]	349	357
	Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2052[1,4,6]	750	751
	Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.892% 2053[1,4,6]	583	584
	Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.992% 2053[1,4,6]	809	810
	Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,4,6]	1,210	1,211
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.077% 2023[1,4,6]	750	751
	MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.26% 2021[1,4,6]	1,625	1,627
	MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[1,4,6]	3,375	3,377
	Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,4,6]	220	220
	Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,4,6]	266	267
	NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,4,6]	1,021	1,024
	Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,4,6]	192	195
	Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2055[1,4,6]	768	766
	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,4,6]	619	618
	Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.742% 2054[1,4,6]	3,950	3,956
	Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2054[1,4,6]	375	375
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,4,6]	337	343
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.692% 2057[1,4,6]	24	24
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,6]	626	634

			21,953

Commercial mortgage-backed securities 0.55%	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 2038[1,4,6]	1,174	1,176
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[1,4,6]	370	371
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.951% 2026[1,4,6]	273	274

			1,821

	Total mortgage-backed obligations		191,785

212        American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes 17.63%

U.S. Treasury 13.04%	U.S. Treasury 0.125% 2023	$650	$649
	U.S. Treasury 0.125% 2023	175	175
	U.S. Treasury 0.375% 2025	490	481
	U.S. Treasury 0.375% 2025	200	196
	U.S. Treasury 0.50% 2026	1,750	1,724
	U.S. Treasury 0.75% 2026	8,122	8,087
	U.S. Treasury 0.75% 2026	250	248
	U.S. Treasury 0.75% 2028	555	540
	U.S. Treasury 1.125% 2028	2,000	1,994
	U.S. Treasury 1.25% 2028	6,475	6,501
	U.S. Treasury 0.625% 2030	1,000	932
	U.S. Treasury 0.875% 2030	350	333
	U.S. Treasury 1.125% 2031	2,525	2,451
	U.S. Treasury 1.375% 2040	380	341
	U.S. Treasury 1.875% 2041	1,750	1,712
	U.S. Treasury 1.25% 2050	6,630	5,402
	U.S. Treasury 1.375% 2050	6,000	5,046
	U.S. Treasury 1.625% 2050[3]	6,565	5,882
	U.S. Treasury 2.375% 2051	640	683

			43,377

U.S. Treasury inflation-protected securities 4.59%	U.S. Treasury Inflation-Protected Security 0.125% 2023[7]	1,537	1,606
	U.S. Treasury Inflation-Protected Security 0.375% 2023[7]	1,855	1,974
	U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	265	280
	U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	1,129	1,214
	U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	304	328
	U.S. Treasury Inflation-Protected Security 0.50% 2024[7]	861	928
	U.S. Treasury Inflation-Protected Security 0.625% 2024[7]	1,076	1,159
	U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	3,846	4,235
	U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	134	202
	U.S. Treasury Inflation-Protected Security 0.75% 2042[3,7]	1,327	1,609
	U.S. Treasury Inflation-Protected Security 1.00% 2049[7]	1,300	1,743

			15,278

	Total U.S. Treasury bonds & notes		58,655

Asset-backed obligations 3.40%
	Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.12% 2030[1,4,6]	250	250
	ARES CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.114% 2028[1,4,6]	250	250
	Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[1,4,6]	250	250
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,6]	100	100
	Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[1]	195	195
	Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.151% 2030[1,4,6]	250	250
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]	539	548
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,6]	104	106
	CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,6]	842	849
	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[1,6]	275	276
	Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.184% 2029[1,4,6]	250	250
	Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,6]	1,000	1,013
	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[1,6]	194	193
	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[1,6]	536	538
	Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[1,6]	285	286
	Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.184% 2029[1,4,6]	250	250

American Funds Insurance Series        213

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Asset-backed obligations (continued)

	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,6]	$213	$213
	Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[1,6]	224	224
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,6]	457	458
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,6]	547	548
	Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[1,6]	1,550	1,556
	Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[1,4,6]	250	250
	Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[1,6]	594	598
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,4,6]	119	121
	Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.158% 2027[1,4,6]	371	371
	Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[1,4,6]	250	250
	Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[1,4,6]	250	250
	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,6]	111	109
	Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.156% 2030[1,4,6]	250	250
	Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.182% 2030[1,4,6]	250	250
	Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[1,4,6]	250	250

			11,302

Bonds & notes of governments & government agencies outside the U.S. 0.26%

	Asian Development Bank 1.00% 2026	592	594
	Canada 0.75% 2026	275	273

			867

Federal agency bonds & notes 0.09%
	Fannie Mae 0.875% 2030	300	285

Corporate bonds, notes & loans 0.08%

Communication services 0.08%	SBA Tower Trust 1.631% 2026[6]	253	253

	Total bonds, notes & other debt instruments (cost: $262,798,000)		263,147

Short-term securities 53.64%	Weighted average yield at acquisition

Federal agency bills & notes 27.04%

Fannie Mae 8/18/2021	0.005%	7,236	7,235
Federal Farm Credit Banks 8/11/2021	0.040	3,000	3,000
Federal Farm Credit Banks 10/25/2021	0.030	3,600	3,599
Federal Farm Credit Banks 10/27/2021	0.030	4,900	4,899
Federal Home Loan Bank 7/7/2021	0.020	6,000	6,000
Federal Home Loan Bank 7/9/2021	0.018	4,000	4,000
Federal Home Loan Bank 7/28/2021	0.015	4,000	4,000
Federal Home Loan Bank 7/30/2021	0.009	6,000	6,000
Federal Home Loan Bank 8/11/2021	0.014	15,300	15,299
Federal Home Loan Bank 8/13/2021	0.017	12,000	11,999
Federal Home Loan Bank 8/18/2021	0.009	8,000	7,999
Federal Home Loan Bank 8/27/2021	0.019	5,000	4,999
Federal Home Loan Bank 9/2/2021	0.014	5,000	4,999
Tennessee Valley Authority 7/21/2021	0.009	5,900	5,900

			89,928

214        American Funds Insurance Series

American Funds Mortgage Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Commercial paper 25.10%
Amazon.com, Inc. 7/12/2021[6]	0.030%	$9,000	$9,000
Apple Inc. 7/13/2021[6]	0.020	7,000	7,000
Apple Inc. 7/14/2021[6]	0.020	2,500	2,500
BofA Securities, Inc. 9/17/2021[6]	0.120	4,800	4,799
CAFCO, LLC 7/15/2021[6]	0.130	9,000	9,000
Canadian Imperial Bank of Commerce 7/1/2021[6]	0.050	6,900	6,900
Chariot Funding, LLC 8/13/2021[6]	0.090	9,500	9,499
Chevron Corp. 7/13/2021[6]	0.040	7,500	7,500
Chevron Corp. 8/23/2021[6]	0.040	2,000	2,000
Exxon Asset Management Co. 7/26/2021	0.040	8,600	8,599
ExxonMobil Corp. 7/22/2021	0.060	600	600
Paccar Financial Corp. 7/6/2021	0.050	1,000	1,000
Paccar Financial Corp. 8/26/2021	0.090	5,600	5,599
Procter & Gamble Co. 7/12/2021[6]	0.060	9,500	9,500

			83,496

U.S. Treasury bills 1.50%
U.S. Treasury 9/28/2021	0.020	5,000	4,999

	Total short-term securities (cost: $178,429,000)		178,423

	Total investment securities 132.76% (cost: $441,227,000)		441,570
Other assets less liabilities (32.76)%			(108,969)

Net assets 100.00%			$332,601

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [8]	Value at 6/30/2021 (000) [9]	Unrealized (depreciation) appreciation at 6/30/2021 (000)

5 Year U.S. Treasury Note Futures	Long	25	October 2021	$ 2,500	$ 3,086	$(10)
10 Year U.S. Treasury Note Futures	Long	73	September 2021	7,300	9,672	28
10 Year Ultra U.S. Treasury Note Futures	Short	95	September 2021	(9,500)	(13,984)	(222)
20 Year U.S. Treasury Bond Futures	Long	4	September 2021	400	643	17
30 Year Ultra U.S. Treasury Bond Futures	Short	5	September 2021	(500)	(964)	(38)

						$(225)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)

3-month USD-LIBOR	0.243%	5/2/2024	$33,400	$ 267	$22	$245
3-month USD-LIBOR	0.32%	9/23/2025	3,600	75	—	75
3-month USD-LIBOR	0.81%	7/28/2045	5,700	1,092	16	1,076
3-month USD-LIBOR	0.811%	7/27/2050	3,000	676	—	676

					$38	$2,072

American Funds Insurance Series        215

American Funds Mortgage Fund (continued)

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,455,000, which represented .44% of the net assets of the fund.
[4]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[5]	Purchased on a TBA basis.
[6]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $102,832,000, which represented 30.92% of the net assets of the fund.

[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Notional amount is calculated based on the number of contracts and notional contract size. 9Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

216        American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2021	unaudited

Short-term securities 97.65%	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Commercial paper 73.38%
Alberta (Province of) 8/25/2021[1]	0.080%	$4,000	$3,999
Amazon.com, Inc. 7/12/2021[1]	0.030	10,000	10,000
Australia & New Zealand Banking Group, Ltd. 8/11/2021[1]	0.090	10,000	9,999
Bank of Montreal 9/8/2021	0.070	10,000	9,998
BNG Bank NV 7/16/2021[1]	0.044	3,500	3,500
BNG Bank NV 8/10/2021[1]	0.060	6,690	6,689
British Columbia (Province of) 8/16/2021	0.040	9,600	9,599
CAFCO, LLC 7/15/2021[1]	0.060	7,500	7,500
Caisse d’Amortissement de la Dette Sociale 8/23/2021	0.140	7,000	6,999
Chariot Funding, LLC 7/12/2021[1]	0.139	10,000	10,000
Chevron Corp. 7/26/2021[1]	0.040	10,000	9,999
DBS Bank Ltd. 7/6/2021[1]	0.120	6,300	6,300
Denmark (Kingdom of) 7/13/2021	0.030	5,100	5,100
Denmark (Kingdom of) 7/16/2021	0.060	5,000	5,000
DNB Bank ASA 7/7/2021[1]	0.125	8,000	8,000
Export Development Canada 8/3/2021	0.070	9,200	9,199
FMS Wertmanagement 8/16/2021[1]	0.065	8,000	7,999
Hydro-Québec 9/27/2021[1]	0.070	5,500	5,499
L’Oréal USA, Inc. 7/12/2021[1]	0.027	10,000	10,000
LVMH Moët Hennessy Louis Vuitton Inc. 7/8/2021[1]	0.129	10,000	10,000
Nestlé Finance International Ltd. 8/9/2021[1]	0.059	5,000	5,000
Novartis Finance Corp. 8/2/2021[1]	0.050	5,000	5,000
Novartis Finance Corp. 8/9/2021[1]	0.060	4,500	4,500
NRW.Bank 7/21/2021[1]	0.058	10,000	9,999
Roche Holdings, Inc. 7/16/2021[1]	0.035	10,000	10,000
Starbird Funding Corp. 7/1/2021[1]	0.070	2,000	2,000
Sumitomo Mitsui Banking Corp. 7/19/2021[1]	0.040	9,400	9,400
Thunder Bay Funding, LLC 7/8/2021[1]	0.060	10,000	10,000
Total Capital Canada Ltd. 8/30/2021[1]	0.080	8,350	8,349
Toyota Industries Commercial Finance, Inc. 8/27/2021[1]	0.069	10,000	9,999
Toyota Motor Credit Corp. 7/28/2021	0.050	6,500	6,500
Unilever Capital Corp. 9/14/2021[1]	0.029	10,000	9,998
Victory Receivables Corp. 8/27/2021[1]	0.080	3,300	3,299

			249,423

U.S. Treasury bills 15.21%
U.S. Treasury 7/6/2021	0.007	9,800	9,800
U.S. Treasury 7/22/2021	0.012	6,900	6,900
U.S. Treasury 8/5/2021	0.016	10,000	10,000
U.S. Treasury 8/12/2021	0.012	10,000	9,999
U.S. Treasury 8/19/2021	0.013	15,000	14,999

			51,698

Federal agency bills & notes 9.06%
Fannie Mae 9/1/2021	0.015	5,000	4,999
Federal Farm Credit Banks 9/21/2021	0.020	5,100	5,099
Federal Home Loan Bank 7/7/2021	0.005	5,000	5,000
Federal Home Loan Bank 7/30/2021	0.010	9,400	9,400

American Funds Insurance Series        217

Ultra-Short Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Federal agency bills & notes (continued)
Federal Home Loan Bank 8/11/2021	0.013%	$5,000	$5,000
Federal Home Loan Bank 8/18/2021	0.009	500	500
Federal Home Loan Bank 9/1/2021	0.050	800	800

			30,798

	Total short-term securities (cost: $331,925,000)		331,919

	Total investment securities 97.65% (cost: $331,925,000)		331,919
Other assets less liabilities 2.35%			7,978

Net assets 100.00%			$339,897

[1]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $197,028,000, which represented 57.97% of the net assets of the fund.

See notes to financial statements.

218        American Funds Insurance Series

U.S. Government Securities Fund

(formerly U.S. Government/AAA-Rated Securities Fund)

Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 81.88%		Principal amount (000)		Value (000)

U.S. Treasury bonds & notes 51.67%

U.S. Treasury 29.50%	U.S. Treasury 2.00% 2021	$ 2,000		$ 2,013

	U.S. Treasury 1.375% 2022	1,100		1,108
	U.S. Treasury 1.75% 2022	3,000		3,046
	U.S. Treasury 2.125% 2023	–	[1]	–	[1]
	U.S. Treasury 2.875% 2023	5,000		5,306
	U.S. Treasury 0.375% 2024	5,000		4,994
	U.S. Treasury 0.25% 2025	39,515		38,769
	U.S. Treasury 0.25% 2025	4,000		3,916
	U.S. Treasury 0.375% 2025	78,000		76,523
	U.S. Treasury 0.375% 2025	10,000		9,820
	U.S. Treasury 0.75% 2026	34,375		34,202
	U.S. Treasury 0.75% 2026	3,943		3,925
	U.S. Treasury 0.75% 2026	1,250		1,243
	U.S. Treasury 0.875% 2026	24,450		24,441
	U.S. Treasury 1.625% 2026	10,000		10,356
	U.S. Treasury 0.50% 2027	5,314		5,124
	U.S. Treasury 1.125% 2028	450		449
	U.S. Treasury 1.25% 2028	22,514		22,604
	U.S. Treasury 1.25% 2028	3,600		3,606
	U.S. Treasury 0.625% 2030	1,175		1,095
	U.S. Treasury 0.875% 2030	36,395		34,606
	U.S. Treasury 1.125% 2031	57,000		55,332
	U.S. Treasury 1.625% 2031	10,000		10,156
	U.S. Treasury 1.125% 2040	9,875		8,487
	U.S. Treasury 1.125% 2040	7,000		6,038
	U.S. Treasury 1.875% 2041	7,625		7,458
	U.S. Treasury 2.50% 2046	5,400		5,841
	U.S. Treasury 2.50% 2046	3,900		4,219
	U.S. Treasury 2.875% 2046	2,700		3,128
	U.S. Treasury 2.25% 2049	2,450		2,533
	U.S. Treasury 2.375% 2049	13,000		13,816
	U.S. Treasury 2.875% 2049	26,000		30,389
	U.S. Treasury 3.00% 2049[2]	4,800		5,735
	U.S. Treasury 1.25% 2050	35,400		28,845
	U.S. Treasury 1.375% 2050	56,500		47,521
	U.S. Treasury 1.625% 2050[2]	72,330		64,811
	U.S. Treasury 1.875% 2051	21,902		20,860
	U.S. Treasury 2.375% 2051	4,948		5,281

				607,596

U.S. Treasury inflation-protected securities 22.17%	U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	6,252		6,394
	U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	14,738		15,401
	U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	18,814		20,017
	U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	101,393		107,265
	U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	31,477		33,951
	U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	6,946		7,471
	U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	5,130		5,532
	U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	6,525		7,029
	U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	89,913		97,906
	U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	20,722		22,873
	U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	6,380		7,009
	U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	76,816		84,580
	U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	378		568
	U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3]	9,677		11,729
	U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	7,083		8,437

American Funds Insurance Series        219

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury inflation-protected securities (continued)	U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	$ 4,987		$6,686
	U.S. Treasury Inflation-Protected Security 0.25% 2050[3]	328		370
	U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	12,161		13,331

				456,549

	Total U.S. Treasury bonds & notes			1,064,145

Mortgage-backed obligations 17.31%

Federal agency mortgage-backed obligations 17.31%	Fannie Mae Pool #257104 6.50% 2028[4]	66		74
	Fannie Mae Pool #695412 5.00% 2033[4]	1		1
	Fannie Mae Pool #AD3566 5.00% 2035[4]	8		9
	Fannie Mae Pool #MA2746 4.00% 2036[4]	2,006		2,186
	Fannie Mae Pool #MA2588 4.00% 2036[4]	1,042		1,131
	Fannie Mae Pool #256860 6.50% 2037[4]	17		20
	Fannie Mae Pool #888698 7.00% 2037[4]	40		47
	Fannie Mae Pool #256828 7.00% 2037[4]	3		3
	Fannie Mae Pool #970343 6.00% 2038[4]	15		16
	Fannie Mae Pool #AC0794 5.00% 2039[4]	34		39
	Fannie Mae Pool #931768 5.00% 2039[4]	6		7
	Fannie Mae Pool #932606 5.00% 2040[4]	17		19
	Fannie Mae Pool #AJ1873 4.00% 2041[4]	28		31
	Fannie Mae Pool #AI1862 5.00% 2041[4]	527		603
	Fannie Mae Pool #AI3510 5.00% 2041[4]	329		376
	Fannie Mae Pool #AJ0704 5.00% 2041[4]	287		328
	Fannie Mae Pool #AJ5391 5.00% 2041[4]	167		191
	Fannie Mae Pool #AE1248 5.00% 2041[4]	45		51
	Fannie Mae Pool #AE1277 5.00% 2041[4]	20		23
	Fannie Mae Pool #AE1283 5.00% 2041[4]	11		12
	Fannie Mae Pool #AE1290 5.00% 2042[4]	22		25
	Fannie Mae Pool #AT7161 3.50% 2043[4]	64		69
	Fannie Mae Pool #AT3954 3.50% 2043[4]	15		16
	Fannie Mae Pool #AT0300 3.50% 2043[4]	9		10
	Fannie Mae Pool #BM6240 2.201% 2044[4,5]	674		713
	Fannie Mae Pool #AY1829 3.50% 2044[4]	15		16
	Fannie Mae Pool #AW8240 3.50% 2044[4]	4		4
	Fannie Mae Pool #BE5017 3.50% 2045[4]	80		86
	Fannie Mae Pool #BE8740 3.50% 2047[4]	72		78
	Fannie Mae Pool #BE8742 3.50% 2047[4]	24		26
	Fannie Mae Pool #BH2848 3.50% 2047[4]	9		10
	Fannie Mae Pool #BH2847 3.50% 2047[4]	9		10
	Fannie Mae Pool #BH2846 3.50% 2047[4]	10		10
	Fannie Mae Pool #BJ5015 4.00% 2047[4]	232		252
	Fannie Mae Pool #BH3122 4.00% 2047[4]	5		6
	Fannie Mae Pool #BM3788 3.50% 2048[4]	4,641		5,028
	Fannie Mae Pool #BJ4901 3.50% 2048[4]	51		55
	Fannie Mae Pool #BK6840 4.00% 2048[4]	151		164
	Fannie Mae Pool #BK5232 4.00% 2048[4]	119		129
	Fannie Mae Pool #BK9743 4.00% 2048[4]	45		49
	Fannie Mae Pool #CA1909 4.50% 2048[4]	37		40
	Fannie Mae Pool #BK9761 4.50% 2048[4]	31		34
	Fannie Mae Pool #CA4151 3.50% 2049[4]	755		824
	Fannie Mae Pool #FM1062 3.50% 2049[4]	655		713
	Fannie Mae Pool #FM1443 3.50% 2049[4]	491		527
	Fannie Mae Pool #BJ8411 3.50% 2049[4]	157		170
	Fannie Mae Pool #FM2179 3.00% 2050[4]	6,197		6,595
	Fannie Mae Pool #FM3834 4.50% 2050[4]	1,713		1,839
	Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[4,5]	–	[1]	–	[1]
	Fannie Mae, Series 2001-4, Class NA, 9.005% 2025[4,5]	–	[1]	–	[1]
	Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[4]	358		361

220        American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[4]	$ 367	$ 371
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.185% 2023[4,5]	541	567
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[4,5]	1,092	1,161
	Freddie Mac Pool #1H1354 2.446% 2036[4,5]	102	110
	Freddie Mac Pool #C03518 5.00% 2040[4]	457	519
	Freddie Mac Pool #G06459 5.00% 2041[4]	1,000	1,146
	Freddie Mac Pool #841039 2.213% 2043[4,5]	652	692
	Freddie Mac Pool #Q19133 3.50% 2043[4]	41	45
	Freddie Mac Pool #Q17696 3.50% 2043[4]	40	43
	Freddie Mac Pool #Q23190 4.00% 2043[4]	222	245
	Freddie Mac Pool #Q15874 4.00% 2043[4]	7	7
	Freddie Mac Pool #Q28558 3.50% 2044[4]	262	282
	Freddie Mac Pool #760014 2.977% 2045[4,5]	464	485
	Freddie Mac Pool #Q52069 3.50% 2047[4]	119	129
	Freddie Mac Pool #Q47615 3.50% 2047[4]	73	79
	Freddie Mac Pool #Q54701 3.50% 2048[4]	79	85
	Freddie Mac Pool #Q54709 3.50% 2048[4]	76	82
	Freddie Mac Pool #Q54782 3.50% 2048[4]	66	72
	Freddie Mac Pool #Q54700 3.50% 2048[4]	66	71
	Freddie Mac Pool #Q54781 3.50% 2048[4]	58	63
	Freddie Mac Pool #Q56590 3.50% 2048[4]	37	40
	Freddie Mac Pool #Q56589 3.50% 2048[4]	33	36
	Freddie Mac Pool #Q54699 3.50% 2048[4]	32	35
	Freddie Mac Pool #Q54698 3.50% 2048[4]	25	27
	Freddie Mac Pool #Q54831 3.50% 2048[4]	23	25
	Freddie Mac Pool #G67711 4.00% 2048[4]	2,154	2,359
	Freddie Mac Pool #Q56599 4.00% 2048[4]	183	200
	Freddie Mac Pool #Q56175 4.00% 2048[4]	135	147
	Freddie Mac Pool #Q55971 4.00% 2048[4]	127	139
	Freddie Mac Pool #Q58411 4.50% 2048[4]	373	412
	Freddie Mac Pool #Q58436 4.50% 2048[4]	164	182
	Freddie Mac Pool #Q58378 4.50% 2048[4]	131	142
	Freddie Mac Pool #Q57242 4.50% 2048[4]	111	121
	Freddie Mac Pool #ZT0522 4.50% 2048[4]	40	43
	Freddie Mac Pool #ZS4774 4.50% 2048[4]	37	41
	Freddie Mac Pool #RA1463 3.50% 2049[4]	528	576
	Freddie Mac Pool #QA0284 3.50% 2049[4]	305	330
	Freddie Mac Pool #RA1580 3.50% 2049[4]	271	296
	Freddie Mac Pool #QA2748 3.50% 2049[4]	75	82
	Freddie Mac Pool #RA2236 4.50% 2049[4]	531	573
	Freddie Mac Pool #SD8158 3.50% 2051[4]	519	548
	Freddie Mac Pool #SD8164 3.50% 2051[4]	388	411
	Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.501% 2023[4,5]	5	5
	Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[4]	144	146
	Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[4]	715	730
	Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[4]	200	209
	Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[4,5]	2,565	2,715
	Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[4]	2,745	2,905
	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[4]	1,363	1,467
	Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[4]	4,698	5,028
	Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[4]	736	822
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	7,234	7,564
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[4,5]	6,650	6,954
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[4,5]	6,544	6,846
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[4]	2,050	2,175

American Funds Insurance Series        221

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[4]	$ 407	$ 439
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[4]	2,163	2,310
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[4,5]	3,833	4,128
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	6,624	7,227
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[4]	4,811	5,057
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	2,405	2,625
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[4]	993	1,042
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[4]	4,167	4,392
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[4]	2,437	2,660
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[4]	1,206	1,270
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[4]	925	1,009
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[4]	524	571
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[4]	4,711	4,949
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	29,703	31,414
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[4]	7,013	7,346
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[4]	8,773	9,222
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[4]	2,840	2,901
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[4]	535	526
	Government National Mortgage Assn. 2.00% 2051[4,6]	1,260	1,281
	Government National Mortgage Assn. 2.50% 2051[4,6]	16,408	16,951
	Government National Mortgage Assn. 3.00% 2051[4,6]	987	1,030
	Government National Mortgage Assn. 3.00% 2051[4,6]	313	327
	Government National Mortgage Assn. Pool #698668 5.50% 2038[4]	98	111
	Government National Mortgage Assn. Pool #700778 5.50% 2038[4]	25	29
	Government National Mortgage Assn. Pool #699537 5.50% 2038[4]	13	15
	Government National Mortgage Assn. Pool #782365 6.00% 2038[4]	131	156
	Government National Mortgage Assn. Pool #004269 6.50% 2038[4]	228	272
	Government National Mortgage Assn. Pool #698406 5.00% 2039[4]	264	305
	Government National Mortgage Assn. Pool #783690 6.00% 2039[4]	116	133
	Government National Mortgage Assn. Pool #783689 5.50% 2040[4]	3,656	4,244
	Government National Mortgage Assn. Pool #783687 4.50% 2041[4]	735	799
	Government National Mortgage Assn. Pool #783688 5.00% 2041[4]	1,349	1,503
	Government National Mortgage Assn. Pool #MA0533 3.00% 2042[4]	27	28
	Government National Mortgage Assn. Pool #MA1012 3.50% 2043[4]	930	999
	Government National Mortgage Assn. Pool #MA5764 4.50% 2049[4]	6,729	7,182
	Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	3,010	3,219
	Government National Mortgage Assn. Pool #MA6092 4.50% 2049[4]	527	562
	Uniform Mortgage-Backed Security 1.50% 2036[4,6]	11,765	11,870
	Uniform Mortgage-Backed Security 2.00% 2036[4,6]	32,035	33,045
	Uniform Mortgage-Backed Security 2.00% 2051[4,6]	5,696	5,728
	Uniform Mortgage-Backed Security 2.50% 2051[4,6]	19,826	20,424

222        American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)	Uniform Mortgage-Backed Security 2.50% 2051[4,6]	$ 548	$566
	Uniform Mortgage-Backed Security 3.00% 2051[4,6]	710	739
	Uniform Mortgage-Backed Security 3.00% 2051[4,6]	392	409
	Uniform Mortgage-Backed Security 3.50% 2051[4,6]	75,456	79,431
	Uniform Mortgage-Backed Security 4.50% 2051[4,6]	2,290	2,466

			356,523

Federal agency bonds & notes 12.90%

	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	439	460
	Fannie Mae 1.25% 2021	2,900	2,904
	Fannie Mae 2.875% 2023	36,000	38,050
	Fannie Mae 0.625% 2025	10,000	9,990
	Fannie Mae 0.75% 2027	2,900	2,829
	Fannie Mae 0.875% 2030	8,600	8,157
	Fannie Mae 7.125% 2030	2,000	2,925
	Federal Farm Credit Banks 0.375% 2022	1,500	1,504
	Federal Home Loan Bank 3.375% 2023	16,715	17,837
	Federal Home Loan Bank 3.25% 2028	6,500	7,382
	Federal Home Loan Bank 5.50% 2036	300	442
	Private Export Funding Corp. 3.266% 2021[7]	34,000	34,379
	Private Export Funding Corp. 3.55% 2024	3,190	3,436
	Private Export Funding Corp. 1.40% 2028	3,000	3,002
	Tennessee Valley Authority 0.75% 2025	1,800	1,802
	Tennessee Valley Authority 2.875% 2027	5,000	5,482
	Tennessee Valley Authority 4.65% 2035	1,780	2,346
	Tennessee Valley Authority 5.88% 2036	875	1,298
	Tennessee Valley Authority, Series A, 4.625% 2060	250	370
	TVA Southaven 3.846% 2033	1,057	1,173
	U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,408
	U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	42,542
	U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	15,928
	U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,489	2,861
	U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	1,500	1,506
	U.S. Agency for International Development, Ukraine 1.471% 2021	2,210	2,223
	U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	3,750	3,757
	U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	6,000	6,149
	U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,577
	U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,412
	U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,829
	U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,819
	U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,332
	U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	4,149
	U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,858
	U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,655
	U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,651
	U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,549
	U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	2,211
	U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	700
	U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032	813	932
	U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032	665	762

			265,578

	Total bonds, notes & other debt instruments (cost: $1,676,931,000)		1,686,246

American Funds Insurance Series        223

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Short-term securities 24.38%	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Commercial paper 16.62%
Amazon.com, Inc. 7/12/2021[7]	0.030%	$41,000	$41,000
Amazon.com, Inc. 7/21/2021[7]	0.050	7,620	7,620
Apple Inc. 7/8/2021[7]	0.040	14,300	14,300
Apple Inc. 9/2/2021[7]	0.050	22,000	21,999
CAFCO, LLC 7/15/2021[7]	0.130	15,000	14,999
Canadian Imperial Bank of Commerce 7/1/2021[7]	0.050	10,900	10,900
Chariot Funding, LLC 7/2/2021[7]	0.080	25,000	25,000
Chariot Funding, LLC 8/13/2021[7]	0.090	15,000	14,999
Chariot Funding, LLC 8/16/2021[7]	0.070	10,000	9,999
Chevron Corp. 7/6/2021[7]	0.040	15,000	15,000
Chevron Corp. 7/16/2021[7]	0.020	19,700	19,699
CRC Funding, LLC 7/7/2021[7]	0.140	10,000	10,000
CRC Funding, LLC 7/16/2021[7]	0.090	20,700	20,699
CRC Funding, LLC 8/5/2021[7]	0.120	15,000	14,999
ExxonMobil Corp. 7/22/2021	0.060	16,900	16,899
ExxonMobil Corp. 7/27/2021	0.030	15,200	15,199
Paccar Financial Corp. 7/7/2021	0.040	19,000	19,000
Paccar Financial Corp. 7/20/2021	0.050	20,000	19,999
Procter & Gamble Co. 7/15/2021[7]	0.060	30,000	29,999

			342,309

Federal agency bills & notes 7.76%
Federal Farm Credit Bank 7/29/2021	0.045	8,400	8,400
Federal Farm Credit Bank 8/25/2021	0.088	10,000	9,999
Federal Farm Credit Bank 9/8/2021	0.070	10,000	9,998
Federal Farm Credit Bank 11/24/2021	0.030	26,200	26,193
Federal Home Loan Bank 8/4/2021	0.015	14,800	14,799
Federal Home Loan Bank 8/11/2021	0.013	20,000	19,998
Federal Home Loan Bank 9/1/2021	0.020	31,200	31,197
Federal Home Loan Bank 9/22/2021	0.043	39,100	39,094

			159,678

Total short-term securities (cost: $501,997,000)			501,987

Total investment securities 106.26% (cost: $2,178,928,000)			2,188,233
Other assets less liabilities (6.26)%			(129,000)

Net assets 100.00%			$2,059,233

224        American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [8]	Value at 6/30/2021 (000) [9]	Unrealized (depreciation) appreciation at 6/30/2021 (000)

90 Day Euro Dollar Futures	Short	252	September 2021	$(63,000)	$(62,912)	$(26)
90 Day Euro Dollar Futures	Long	252	June 2022	63,000	62,830	(26)
90 Day Euro Dollar Futures	Long	1,130	December 2022	282,500	281,031	62
90 Day Euro Dollar Futures	Long	1,642	June 2023	410,500	407,298	(876)
90 Day Euro Dollar Futures	Long	595	September 2023	148,750	147,262	(263)
90 Day Euro Dollar Futures	Short	2,237	December 2024	(559,250)	(550,610)	(139)
2 Year U.S. Treasury Note Futures	Short	447	October 2021	(89,400)	(98,483)	184
5 Year U.S. Treasury Note Futures	Short	287	October 2021	(28,700)	(35,424)	(30)
10 Year U.S. Treasury Note Futures	Short	201	September 2021	(20,100)	(26,633)	(60)
10 Year Ultra U.S. Treasury Note Futures	Short	1,304	September 2021	(130,400)	(191,953)	(2,843)
20 Year U.S. Treasury Bond Futures	Long	598	September 2021	59,800	96,129	2,485
30 Year Ultra U.S. Treasury Bond Futures	Long	4	September 2021	400	771	11

						$(1,521)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 6/30/2021 (000)

2.5775%	U.S. EFFR	7/16/2022	$181,639	$ 4,573	$4,586	$(13)
1.2525%	U.S. EFFR	2/14/2023	156,941	2,805	3,206	(401)
0.241%	U.S. EFFR	3/1/2024	119,400	(368)	(132)	(236)
U.S. EFFR	0.11%	5/18/2024	97,600	647	554	93
U.S. EFFR	0.1275%	6/25/2025	20,100	387	376	11
U.S. EFFR	0.126%	6/25/2025	20,100	388	377	11
U.S. EFFR	0.106%	6/30/2025	22,492	451	445	6
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(1,289)	(1,285)	(4)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	1,135	980	155
2.908%	3-month USD-LIBOR	2/1/2028	16,000	1,134	979	155
2.925%	3-month USD-LIBOR	2/1/2028	12,800	917	793	124
2.92%	3-month USD-LIBOR	2/2/2028	12,200	871	753	118
U.S. EFFR	0.5385%	3/26/2030	49,000	2,474	3,354	(880)
0.913%	3-month USD-LIBOR	6/9/2030	31,000	(1,168)	(1,736)	568
U.S. EFFR	0.666%	11/19/2030	15,500	715	1,035	(320)
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(632)	(330)	(302)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(774)	(396)	(378)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(774)	(396)	(378)
0.833%	3-month USD-LIBOR	4/3/2040	15,800	(2,294)	(3,008)	714
3-month USD-LIBOR	0.81%	7/28/2045	87,600	16,778	21,538	(4,760)
2.037%	3-month USD-LIBOR	2/15/2047	60,000	3,747	–	3,747
3-month USD-LIBOR	0.811%	7/27/2050	52,500	11,825	15,036	(3,211)

					$46,729	$(5,181)

American Funds Insurance Series        225

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

1 Amount less than one thousand.

2 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $10,170,000, which represented .49% of the net assets of the fund.

3 Index-linked bond whose principal amount moves with a government price index.

4 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

6 Purchased on a TBA basis.

7 Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $305,591,000, which represented 14.84% of the net assets of the fund.

8 Notional amount is calculated based on the number of contracts and notional contract size.

9 Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

226        American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio June 30, 2021	unaudited

Growth funds 84.84%	Shares	Value (000)

American Funds Insurance Series – Growth Fund, Class 1	4,290,664	$507,543

Total growth funds (cost: $382,191,000)		507,543

Fixed income funds 9.95%

American Funds Insurance Series – The Bond Fund of America, Class 1	5,264,731	59,544

Total fixed income funds (cost: $62,096,000)		59,544

Short-term securities 4.73%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	28,275,940	28,276

Total short-term securities (cost: $28,276,000)		28,276

Options purchased 0.37%

Options purchased*		2,241

Total options purchased (cost: $2,912,000)		2,241

Total investment securities 99.89% (cost: $475,475,000)		597,604

Other assets less liabilities 0.11%		676

Net assets 100.00%		$598,280

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)

S&P 500 Index	1,192	$5,123	$2,950.00	12/17/2021	$2,241

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 6/30/2021[3] (000)	Unrealized (depreciation) appreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	285	September 2021	$28,500	$35,178	$(135)
S&P 500 E-mini Index Contracts	Long	105	September 2021	5	22,515	378

						$243

American Funds Insurance Series        227

Managed Risk Growth Fund (continued)

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth funds 84.84%

American Funds Insurance Series – Growth Fund, Class 1	$452,559	$118,871	$57,898	$24,473	$(30,462)	$507,543	$616	$63,763

Fixed income funds 9.95%

American Funds Insurance Series – The Bond Fund of America, Class 1[5]	84,922	26,193	48,237	(72)	(3,262)	59,544	134	2,341

Total 94.79%				$24,401	$(33,724)	$567,087	$750	$66,104

[1]Rate	represents the seven-day yield at 6/30/2021.
[2]Notional	amount is calculated based on the number of contracts and notional contract size.
[3]Value	is calculated based on the notional amount and current market price.
[4]Part	of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]This	fund changed its name during the reporting period.

See notes to financial statements.

228        American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2021	unaudited

Growth funds 84.83%	Shares	Value (000)

American Funds Insurance Series – International Fund, Class 1	5,834,650	$144,349

Total growth funds (cost: $105,897,000)		144,349

Fixed income funds 9.95%

American Funds Insurance Series – The Bond Fund of America, Class 1	1,497,332	16,935

Total fixed income funds (cost: $17,676,000)		16,935

Short-term securities 4.72%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	8,033,938	8,034

Total short-term securities (cost: $8,034,000)		8,034

Options purchased 0.35%

Options purchased*		600

Total options purchased (cost: $672,000)		600

Total investment securities 99.85% (cost: $132,279,000)		169,918

Other assets less liabilities 0.15%		249

Net assets 100.00%		$170,167

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)

MSCI EAFE Index	540	$1,245	$1,750.00	12/17/2021	$578
MSCI EAFE Index	14	32	1,675.00	3/18/2022	22

					$600

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 6/30/2021[3] (000)	Unrealized depreciation at 6/30/2021 (000)

5 Year U.S. Treasury Note Futures	Long	71	September 2021	$7,100	$8,764	$ (33)
MSCI EAFE Index Contracts	Long	64	September 2021	3	7,373	(124)

						$(157)

American Funds Insurance Series        229

Managed Risk International Fund (continued)

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth funds 84.83%

American Funds Insurance Series – International Fund, Class 1	$135,744	$14,503	$12,531	$1,813	$4,820	$144,349	$ 83	$ –

Fixed income funds 9.95%

American Funds Insurance Series – The Bond Fund of America, Class 1[5]	25,472	6,486	14,028	(62)	(933)	16,935	40	694

Total 94.78%				$1,751	$3,887	$161,284	$123	$694

1 Rate represents the seven-day yield at 6/30/2021.

2 Notional amount is calculated based on the number of contracts and notional contract size.

3 Value is calculated based on the notional amount and current market price.

4 Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

5 This fund changed its name during the reporting period.

See notes to financial statements.

230        American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

(formerly Managed Risk Blue Chip Income and Growth Fund)

Investment portfolio June 30, 2021

unaudited

Growth-and-income funds 84.66%	Shares	Value (000)

American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	18,694,096	$307,705

Total growth-and-income funds (cost: $219,604,000)		307,705

Fixed income funds 9.97%

American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,090,558	36,221

Total fixed income funds (cost: $39,885,000)		36,221

Short-term securities 4.74%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	17,247,685	17,248

Total short-term securities (cost: $17,248,000)		17,248

Options purchased 0.46%

Options purchased*		1,660

Total options purchased (cost: $2,116,000)		1,660

Total investment securities 99.83% (cost: $278,853,000)		362,834

Other assets less liabilities 0.17%		613

Net assets 100.00%		$363,447

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)

S&P 500 Index	794	$3,412	$2,950.00	12/17/2021	$1,493
S&P 500 Index	22	95	2,725.00	3/18/2022	55
S&P 500 Index	2	8	2,775.00	3/18/2022	6
S&P 500 Index	22	95	2,800.00	3/18/2022	62
S&P 500 Index	15	64	2,825.00	3/18/2022	44

					$1,660

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 6/30/2021 (000)	[3]	Unrealized (depreciation) appreciation at 6/30/2021 (000)

5 Year U.S. Treasury Note Futures	Long	178	September 2021	$17,800		$21,971		$(83)
S&P 500 E-mini Index Contracts	Long	80	September 2021	4		17,154		285

								$202

American Funds Insurance Series        231

Managed Risk Washington Mutual Investors Fund (continued)

(formerly Managed Risk Blue Chip Income and Growth Fund)

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth-and-income funds 84.66%

American Funds Insurance Series – Washington Mutual Investors Fund, Class 1[5]	$285,450	$24,564	$42,358	$14,014	$26,035	$307,705	$1,177	$–

Fixed income funds 9.97%

American Funds Insurance Series – U.S. Government Securities Fund, Class 1[5]	53,565	13,765	27,014	(1,150)	(2,945)	36,221	91	3,183

Total 94.63%				$12,864	$23,090	$343,926	$1,268	$3,183

1 Rate represents the seven-day yield at 6/30/2021.

2 Notional amount is calculated based on the number of contracts and notional contract size.

3 Value is calculated based on the notional amount and current market price.

4 Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

5 This fund changed its name during the reporting period.

See notes to financial statements.

232        American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2021	unaudited

Growth-and-income funds 79.74%	Shares	Value (000)

American Funds Insurance Series – Growth-Income Fund, Class 1	33,105,086	$2,067,082

Total growth-and-income funds (cost: $1,530,997,000)		2,067,082

Fixed income funds 14.97%

American Funds Insurance Series – The Bond Fund of America, Class 1	34,295,727	387,885

Total fixed income funds (cost: $398,497,000)		387,885

Short-term securities 4.82%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	124,923,405	124,923

Total short-term securities (cost: $124,923,000)		124,923

Options purchased 0.36%

Options purchased*		9,444

Total options purchased (cost: $41,025,000)		9,444

Total investment securities 99.89% (cost: $2,095,442,000)		2,589,334

Other assets less liabilities 0.11%		2,824

Net assets 100.00%		$2,592,158

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)
S&P 500 Index	280	$1,203	$2,325.00	9/17/2021	$48
S&P 500 Index	100	430	2,350.00	9/17/2021	18
S&P 500 Index	295	1,268	2,375.00	9/17/2021	57
S&P 500 Index	655	2,815	2,400.00	9/17/2021	133
S&P 500 Index	7,550	32,446	2,425.00	9/17/2021	1,699
S&P 500 Index	110	473	2,450.00	9/17/2021	25
S&P 500 Index	820	3,524	2,650.00	12/17/2021	984
S&P 500 Index	120	516	2,700.00	12/17/2021	150
S&P 500 Index	85	365	2,725.00	12/17/2021	113
S&P 500 Index	105	451	2,750.00	12/17/2021	145
S&P 500 Index	2,895	12,441	2,775.00	12/17/2021	4,169
S&P 500 Index	170	731	2,800.00	12/17/2021	254
S&P 500 Index	330	1,418	2,825.00	12/17/2021	513
S&P 500 Index	403	1,732	2,800.00	3/18/2022	1,136

					$9,444

American Funds Insurance Series        233

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 6/30/2021 (000)	[3]	Unrealized (depreciation) appreciation at 6/30/2021 (000)

5 Year U.S. Treasury Note Futures	Long	1,300	September 2021	$130,000		$160,459		$(608)
S&P 500 E-mini Index Contracts	Long	456	September 2021	23		97,780		1,597

								$989

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth-and-income funds 79.74%

American Funds Insurance Series – Growth-Income Fund, Class 1	$1,938,260	$65,909	$177,886	$40,017	$200,782	$2,067,082	$8,250	$19,790

Fixed income funds 14.97%

American Funds Insurance Series – The Bond Fund of America, Class 1[5]	363,712	92,182	49,454	4,838	(23,393)	387,885	890	15,522

Total 94.71%				$44,855	$177,389	$2,454,967	$9,140	$35,312

1 Rate represents the seven-day yield at 6/30/2021.

2 Notional amount is calculated based on the number of contracts and notional contract size.

3 Value is calculated based on the notional amount and current market price.

4 Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

5 This fund changed its name during the reporting period.

See notes to financial statements.

234        American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2021	unaudited

Asset allocation funds 95.01%	Shares	Value (000)

American Funds Insurance Series – Asset Allocation Fund, Class 1	96,404,516	$2,715,715

Total asset allocation funds (cost: $2,189,236,000)		2,715,715

Short-term securities 4.93%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	140,777,606	140,778

Total short-term securities (cost: $140,778,000)		140,778

Options purchased 0.09%

Options purchased*		2,562

Total options purchased (cost: $3,303,000)		2,562

Total investment securities 100.03% (cost: $2,333,317,000)		2,859,055

Other assets less liabilities (0.03)%		(813)

Net assets 100.00%		$2,858,242

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)

S&P 500 Index	1,302	$5,596	$2,950.00	12/17/2021	$2,448
S&P 500 Index	15	64	2,725.00	3/18/2022	38
S&P 500 Index	12	52	2,775.00	3/18/2022	32
S&P 500 Index	15	64	2,825.00	3/18/2022	44

					$2,562

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 6/30/2021 (000)	[3]	Unrealized (depreciation) appreciation at 6/30/2021 (000)

5 Year U.S. Treasury Note Futures	Long	1,220	September 2021	$122,000		$150,584		$(540)
S&P 500 E-mini Index Contracts	Long	135	September 2021	7		28,948		419

								$(121)

American Funds Insurance Series        235

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates4

	Value of			Net	Net	Value of		Capital gain
	affiliate at			realized	unrealized	affiliate at	Dividend	distributions
	1/1/2021	Additions	Reductions	gain	appreciation	6/30/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Asset allocation funds 95.01%

American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,646,718	$98,352	$193,490	$41,561	$122,574	$2,715,715	$8,944	$88,212

1 Rate represents the seven-day yield at 6/30/2021.

2 Notional amount is calculated based on the number of contracts and notional contract size.

3 Value is calculated based on the notional amount and current market price.

4 Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

236        American Funds Insurance Series

Financial statements Statements of assets and liabilities at June 30, 2021	unaudited (dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund		New World Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$8,895,619	$4,960,276	$41,262,079	$9,748,298		$4,396,448
Affiliated issuers	504,642	333,622	1,103,552	252,974		236,727
Cash	123	13,908	354	3,019		1,206
Cash collateral received for securities on loan	4,460	8,327	3,969	1,828		318
Cash collateral pledged for futures contracts	–	–	–	–		112
Cash collateral pledged for swap contracts	–	–	–	–		–
Cash denominated in currencies other than U.S. dollars	4,563	98	687	14,683		3,956
Unrealized appreciation on open forward currency contracts	–	–	–	–		69
Receivables for:
Sales of investments	344	17,309	187,913	97,609		14,974
Sales of fund’s shares	3,189	1,712	28,220	2,884		1,976
Dividends and interest	8,664	2,798	19,743	24,651		7,441
Variation margin on futures contracts	–	–	–	–		42
Variation margin on swap contracts	–	–	–	–		–
Securities lending income	2	3	3	–	[1]	3
Other	386	82	–	28		1,925

	9,421,992	5,338,135	42,606,520	10,145,974		4,665,197

Liabilities:
Collateral for securities on loan	44,595	83,273	39,687	18,284		3,178
Unrealized depreciation on open forward currency contracts	–	–	–	–		–
Payables for:
Purchases of investments	4,361	14,122	76,572	46,401		13,501
Repurchases of fund’s shares	16,253	4,604	57,063	4,566		4,299
Investment advisory services	3,777	3,098	10,486	4,224		1,869
Insurance administrative fees	388	195	1,694	281		550
Services provided by related parties	1,285	754	5,921	1,282		531
Trustees’ deferred compensation	92	61	528	195		44
Variation margin on futures contracts	–	–	–	–		40
Variation margin on swap contracts	–	–	–	–		–
Non-U.S. taxes	7,095	11,498	839	25,097		14,346
Other	172	118	117	282		163

	78,018	117,723	192,907	100,612		38,521

Net assets at June 30, 2021	$9,343,974	$5,220,412	$42,413,613	$10,045,362		$4,626,676

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,074,402	$2,319,016	$16,552,880	$5,997,616		$2,586,482
Total distributable earnings (accumulated loss)	5,269,572	2,901,396	25,860,733	4,047,746		2,040,194

Net assets at June 30, 2021	$9,343,974	$5,220,412	$42,413,613	$10,045,362		$4,626,676

Investment securities on loan, at value	$43,575	$83,042	$38,885	$18,837		$11,836
Investment securities, at cost
Unaffiliated issuers	4,176,011	2,750,849	18,333,078	6,587,890		2,580,869
Affiliated issuers	504,674	262,226	1,103,548	252,950		236,741
Cash denominated in currencies other than U.S. dollars, at cost	4,565	98	692	14,689		3,956

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series        237

Financial statements (continued) Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund[2]	Capital World Growth and Income Fund[3]		Growth- Income Fund	International Growth and Income Fund		Capital Income Builder

Assets:
Investment securities, at value:
Unaffiliated issuers	$9,884,190	$2,277,366		$40,097,132	$1,290,076		$971,950
Affiliated issuers	336,297	93,430		1,013,334	68,058		79,339
Cash	750	190		524	92		332
Cash collateral received for securities on loan	7,518	1,294		7,720	71		65
Cash collateral pledged for futures contracts	–	–		–	–		–
Cash collateral pledged for swap contracts	–	–		–	–		–
Cash denominated in currencies other than U.S. dollars	–	877		2,690	9,817		452
Unrealized appreciation on open forward currency contracts	–	–		–	–		–
Receivables for:
Sales of investments	26,632	9,441		25,093	5,331		17,665
Sales of fund’s shares	2,888	1,208		16,210	743		861
Dividends and interest	5,025	4,783		49,728	4,112		3,403
Variation margin on futures contracts	–	–		–	–		91
Variation margin on swap contracts	–	–		–	–		1
Securities lending income	1	–	[1]	1	–	[1]	–	[1]
Other	–	354		236	141		6

	10,263,301	2,388,943		41,212,668	1,378,441		1,074,165

Liabilities:
Collateral for securities on loan	75,183	12,943		77,195	705		651
Unrealized depreciation on open forward currency contracts	–	–		–	–		1
Payables for:
Purchases of investments	31,318	14,185		102,847	31,734		33,840
Repurchases of fund’s shares	5,411	1,459		38,586	352		92
Investment advisory services	1,923	683		8,494	737		194
Insurance administrative fees	619	122		1,015	76		323
Services provided by related parties	1,118	381		4,430	107		133
Trustees’ deferred compensation	109	27		591	15		8
Variation margin on futures contracts	–	–		–	–		16
Variation margin on swap contracts	–	–		–	–		41
Non-U.S. taxes	31	918		2,451	214		255
Other	5	48		112	48		14

	115,717	30,766		235,721	33,988		35,568

Net assets at June 30, 2021	$10,147,584	$2,358,177		$40,976,947	$1,344,453		$1,038,597

Net assets consist of:
Capital paid in on shares of beneficial interest	$5,974,377	$1,399,293		$21,221,552	$937,123		$849,707
Total distributable earnings (accumulated loss)	4,173,207	958,884		19,755,395	407,330		188,890

Net assets at June 30, 2021	$10,147,584	$2,358,177		$40,976,947	$1,344,453		$1,038,597

Investment securities on loan, at value	$73,663	$12,432		$75,628	$671		$638
Investment securities, at cost
Unaffiliated issuers	7,972,415	1,730,831		22,469,677	907,740		762,420
Affiliated issuers	336,286	93,438		1,013,237	68,054		79,283
Cash denominated in currencies other than U.S. dollars, at cost	–	877		2,720	9,817		452

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

238        American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	Global Balanced Fund	The Bond Fund of America[4]	Capital World Bond Fund	American High-Income Trust[5]

Assets:
Investment securities, at value:
Unaffiliated issuers	$29,349,292	$426,243	$12,682,238	$2,021,240	$1,002,182
Affiliated issuers	4,285,077	29,578	1,153,143	123,872	62,665
Cash	38,682	87	10,546	617	2,882
Cash collateral received for securities on loan	2,605	–	–	–	–
Cash collateral pledged for futures contracts	–	–	–	–	427
Cash collateral pledged for swap contracts	–	–	–	–	2,307
Cash denominated in currencies other than U.S. dollars	4,561	141	1	15	–	[1]
Unrealized appreciation on open forward currency contracts	–	193	97	2,433	–
Receivables for:
Sales of investments	1,943,892	482	5,403,388	18,879	5,527
Sales of fund’s shares	9,329	663	4,649	1,002	260
Dividends and interest	66,417	1,334	59,408	15,768	13,744
Variation margin on futures contracts	26	8	3,313	398	6
Variation margin on swap contracts	–	13	9	228	–
Securities lending income	2	–	–	–	–
Other	47	26	58	–	2

	35,699,930	458,768	19,316,850	2,184,452	1,090,002

Liabilities:
Collateral for securities on loan	26,046	–	–	–	–
Unrealized depreciation on open forward currency contracts	–	217	8	8,434	–
Payables for:
Purchases of investments	3,293,480	1,332	6,232,252	36,872	14,908
Repurchases of fund’s shares	16,294	46	6,769	792	492
Investment advisory services	6,899	247	1,701	763	232
Insurance administrative fees	3,507	76	494	38	54
Services provided by related parties	3,093	79	1,250	285	185
Trustees’ deferred compensation	338	4	140	29	37
Variation margin on futures contracts	1,726	15	4,787	233	78
Variation margin on swap contracts	24	6	1,718	94	10
Non-U.S. taxes	2,534	52	13	137	–
Other	48	10	8	141	1

	3,353,989	2,084	6,249,140	47,818	15,997

Net assets at June 30, 2021	$32,345,941	$456,684	$13,067,710	$2,136,634	$1,074,005

Net assets consist of:
Capital paid in on shares of beneficial interest	$20,925,529	$330,831	$12,593,395	$2,046,885	$1,267,142
Total distributable earnings (accumulated loss)	11,420,412	125,853	474,315	89,749	(193,137)

Net assets at June 30, 2021	$32,345,941	$456,684	$13,067,710	$2,136,634	$1,074,005

Investment securities on loan, at value	$25,453	$–	$–	$–	$–
Investment securities, at cost
Unaffiliated issuers	19,214,052	319,695	12,255,833	1,956,299	949,532
Affiliated issuers	4,199,221	29,578	1,153,188	123,882	62,664
Cash denominated in currencies other than U.S. dollars, at cost	4,566	144	1	62	–	[1]

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series        239

Financial statements (continued) Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund[6]	Managed Risk Growth Fund	Managed Risk International Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$441,570		$331,919		$2,188,233	$30,517	$8,634
Affiliated issuers	–		–		–	567,087	161,284
Cash	9,152		9,063		56,176	–	–
Cash collateral received for securities on loan	–		–		–	–	–
Cash collateral pledged for futures contracts	–		–		–	1,197	456
Cash collateral pledged for swap contracts	–		–		–	–	–
Cash denominated in currencies other than U.S. dollars	–		–		–	–	–
Unrealized appreciation on open forward currency contracts	–		–		–	–	–
Receivables for:
Sales of investments	149,961		–		260,522	862	201
Sales of fund’s shares	446		323		2,741	2	–
Dividends and interest	448		–	[1]	4,476	1	–	[1]
Variation margin on futures contracts	21		–		487	52	5
Variation margin on swap contracts	–	[1]	–		858	–	–
Securities lending income	–		–		–	–	–
Other	–		–		–	–	–

	601,598		341,305		2,513,493	599,718	170,580

Liabilities:
Collateral for securities on loan	–		–		–	–	–
Unrealized depreciation on open forward currency contracts	–		–		–	–	–
Payables for:
Purchases of investments	268,623		–		448,216	–	–
Repurchases of fund’s shares	129		1,209		2,749	909	212
Investment advisory services	58		90		332	48	14
Insurance administrative fees	26		25		153	361	104
Services provided by related parties	28		71		395	116	34
Trustees’ deferred compensation	4		13		50	4	1
Variation margin on futures contracts	52		–		884	–	48
Variation margin on swap contracts	77		–		1,480	–	–
Non-U.S. taxes	–		–		–	–	–
Other	–	[1]	–	[1]	1	–	–

	268,997		1,408		454,260	1,438	413

Net assets at June 30, 2021	$332,601		$339,897		$2,059,233	$598,280	$170,167

Net assets consist of:
Capital paid in on shares of beneficial interest	$328,732		$340,832		$2,031,152	$403,947	$152,582
Total distributable earnings (accumulated loss)	3,869		(935)		28,081	194,333	17,585

Net assets at June 30, 2021	$332,601		$339,897		$2,059,233	$598,280	$170,167

Investment securities on loan, at value	$–		$–		$–	$–	$–
Investment securities, at cost
Unaffiliated issuers	441,227		331,925		2,178,928	31,188	8,706
Affiliated issuers	–		–		–	444,287	123,573
Cash denominated in currencies other than U.S. dollars, at cost	–		–		–	–	–

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

240        American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund[7]		Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$18,908		$134,367	$143,340
Affiliated issuers	343,926		2,454,967	2,715,715
Cash	–		–	–
Cash collateral received for securities on loan	–		–	–
Cash collateral pledged for futures contracts	906		5,208	1,756
Cash collateral pledged for swap contracts	–		–	–
Cash denominated in currencies other than U.S. dollars	–		–	–
Unrealized appreciation on open forward currency contracts	–		–	–
Receivables for:
Sales of investments	3		14,049	1,491
Sales of fund’s shares	17		–	640
Dividends and interest	–	[1]	3	4
Variation margin on futures contracts	38		232	121
Variation margin on swap contracts	–		–	–
Securities lending income	–		–	–
Other	–		–	–

	363,798		2,608,826	2,863,067

Liabilities:
Collateral for securities on loan	–		–	–
Unrealized depreciation on open forward currency contracts	–		–	–
Payables for:
Purchases of investments	14		–	–
Repurchases of fund’s shares	5		14,788	2,209
Investment advisory services	30		212	233
Insurance administrative fees	226		1,586	1,773
Services provided by related parties	73		67	578
Trustees’ deferred compensation	3		15	32
Variation margin on futures contracts	–		–	–
Variation margin on swap contracts	–		–	–
Non-U.S. taxes	–		–	–
Other	–		–	–

	351		16,668	4,825

Net assets at June 30, 2021	$363,447		$2,592,158	$2,858,242

Net assets consist of:
Capital paid in on shares of beneficial interest	$338,335		$2,057,069	$2,274,025
Total distributable earnings (accumulated loss)	25,112		535,089	584,217

Net assets at June 30, 2021	$363,447		$2,592,158	$2,858,242

Investment securities on loan, at value	$–		$–	$–
Investment securities, at cost
Unaffiliated issuers	19,364		165,948	144,081
Affiliated issuers	259,489		1,929,494	2,189,236
Cash denominated in currencies other than U.S. dollars, at cost	–		–	–

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series        241

Financial statements (continued) Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$4,079,893	$2,164,517	$17,534,944	$5,059,677	$2,541,836
	Shares outstanding	93,450	61,129	148,235	204,492	75,559
	Net asset value per share	$43.66	$35.41	$118.29	$24.74	$33.64

Class 1A:	Net assets	$13,709	$1,833	$79,269	$10,496	$8,906
	Shares outstanding	315	52	675	426	266
	Net asset value per share	$43.46	$35.20	$117.45	$24.63	$33.44

Class 2:	Net assets	$4,602,553	$2,720,445	$21,673,055	$4,492,188	$1,162,944
	Shares outstanding	106,726	79,611	185,235	182,486	34,991
	Net asset value per share	$43.12	$34.17	$117.00	$24.62	$33.24

Class 3:	Net assets			$297,978	$23,859
	Shares outstanding	Not applicable	Not applicable	2,499	963	Not applicable
	Net asset value per share			$119.24	$24.79

Class 4:	Net assets	$647,819	$333,617	$2,828,367	$459,142	$912,990
	Shares outstanding	15,142	9,742	24,660	18,904	27,690
	Net asset value per share	$42.78	$34.25	$114.69	$24.29	$32.97

		Washington Mutual Investors Fund[2]	Capital World Growth and Income Fund[3]	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$5,803,337	$784,485	$24,114,355	$995,323	$498,822
	Shares outstanding	352,479	43,794	386,212	49,010	42,222
	Net asset value per share	$16.46	$17.91	$62.44	$20.31	$11.81

Class 1A:	Net assets	$111,040	$3,386	$19,837	$4,233	$7,269
	Shares outstanding	6,789	190	319	209	616
	Net asset value per share	$16.36	$17.84	$62.12	$20.25	$11.80

Class 2:	Net assets	$3,282,627	$1,367,883	$14,983,396	$222,223	$10,977
	Shares outstanding	202,351	76,601	243,418	10,989	930
	Net asset value per share	$16.22	$17.86	$61.55	$20.22	$11.81

Class 3:	Net assets			$164,918
	Shares outstanding	Not applicable	Not applicable	2,638	Not applicable	Not applicable
	Net asset value per share			$62.52

Class 4:	Net assets	$950,580	$202,423	$1,694,441	$122,674	$521,529
	Shares outstanding	59,029	11,549	27,900	6,114	44,235
	Net asset value per share	$16.10	$17.53	$60.73	$20.06	$11.79

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

242        American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	Global Balanced Fund	The Bond Fund of America[4]	Capital World Bond Fund	American High-Income Trust[5]

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$20,941,388	$116,462	$8,408,164	$1,015,735	$275,738
	Shares outstanding	743,361	7,780	743,713	83,563	26,590
	Net asset value per share	$28.17	$14.97	$11.31	$12.16	$10.37

Class 1A:	Net assets	$16,825	$3,495	$11,027	$693	$1,163
	Shares outstanding	599	234	981	57	113
	Net asset value per share	$28.06	$14.92	$11.25	$12.12	$10.34

Class 2:	Net assets	$5,495,854	$211,748	$3,829,022	$1,060,430	$690,291
	Shares outstanding	197,529	14,191	343,764	88,027	67,965
	Net asset value per share	$27.82	$14.92	$11.14	$12.05	$10.16

Class 3:	Net assets	$35,564				$10,455
	Shares outstanding	1,262	Not applicable	Not applicable	Not applicable	1,004
	Net asset value per share	$28.19				$10.41

Class 4:	Net assets	$5,856,310	$124,979	$819,497	$59,776	$96,358
	Shares outstanding	211,902	8,473	73,884	5,019	8,654
	Net asset value per share	$27.64	$14.75	$11.09	$11.91	$11.13

Class P1:	Net assets
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	Not applicable
	Net asset value per share

Class P2:	Net assets
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	Not applicable
	Net asset value per share

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund[6]	Managed Risk Growth Fund	Managed Risk International Fund

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$231,174	$36,883	$374,034
	Shares outstanding	21,682	3,267	31,922	Not applicable	Not applicable
	Net asset value per share	$10.66	$11.29	$11.72

Class 1A:	Net assets	$1,457	$10	$4,436
	Shares outstanding	137	1	380	Not applicable	Not applicable
	Net asset value per share	$10.63	$11.29	$11.67

Class 2:	Net assets	$58,759	$256,254	$1,433,933
	Shares outstanding	5,527	23,377	123,992	Not applicable	Not applicable
	Net asset value per share	$10.63	$10.96	$11.56

Class 3:	Net assets		$4,312	$9,420
	Shares outstanding	Not applicable	389	803	Not applicable	Not applicable
	Net asset value per share		$11.09	$11.74

Class 4:	Net assets	$41,211	$42,438	$237,410
	Shares outstanding	3,922	3,843	20,566	Not applicable	Not applicable
	Net asset value per share	$10.51	$11.04	$11.54

Class P1:	Net assets				$10,579	$1,651
	Shares outstanding	Not applicable	Not applicable	Not applicable	597	146
	Net asset value per share				$17.72	$11.28

Class P2:	Net assets				$587,701	$168,516
	Shares outstanding	Not applicable	Not applicable	Not applicable	33,400	15,018
	Net asset value per share				$17.60	$11.22

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series        243

Financial statements (continued) Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund[7]	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class P1:	Net assets	$1,972	$2,259,186	$6,272
	Shares outstanding	163	151,614	423
	Net asset value per share	$12.11	$14.90	$14.83

Class P2:	Net assets	$361,475	$332,972	$2,851,970
	Shares outstanding	30,027	22,485	197,696
	Net asset value per share	$12.04	$14.81	$14.43

1 Amount less than one thousand.

2 Formerly Blue Chip Income and Growth Fund.

3 Formerly Global Growth and Income Fund.

4 Formerly Bond Fund.

5 Formerly High-Income Bond Fund.

6 Formerly U.S. Government/AAA-Rated Securities Fund.

7 Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

244        American Funds Insurance Series

Financial statements (continued) Statements of operations for the six months ended June 30, 2021	unaudited (dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Investment income:
Income (net of non–U.S. taxes1):
Dividends:
Unaffiliated issuers	$46,323	$15,804	$147,085	$89,313	$27,447
Affiliated issuers	103	68	479	191	115

	46,426	15,872	147,564	89,504	27,562
Interest from unaffiliated issuers	78	9	778	16	3,147
Securities lending income (net of fees)	227	556	447	406	161

	46,731	16,437	148,789	89,926	30,870
Fees and expenses[1]:
Investment advisory services	21,602	18,620	61,671	25,506	14,847
Distribution services	6,318	3,717	29,410	6,093	2,460
Insurance administrative services	747	377	3,268	552	1,082
Transfer agent services	1	– [2]	3	1	– [2]
Administrative services	1,297	816	5,997	1,563	657
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	168	111	776	212	83
Registration statement and prospectus	68	98	413	74	33
Trustees’ compensation	24	15	108	28	12
Auditing and legal	11	21	19	21	23
Custodian	574	386	350	997	590

Other	3	40	16	4	31
Total fees and expenses before waivers/reimbursements	30,813	24,201	102,031	35,051	19,818
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	28	–	–	–	3,938
Miscellaneous fee reimbursements	–	–	–	–	–

Total waivers/reimbursements of fees and expenses	28	–	–	–	3,938

Total fees and expenses after waivers/reimbursements	30,785	24,201	102,031	35,051	15,880

Net investment income (loss)	15,946	(7,764)	46,758	54,875	14,990

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	563,132	639,973	2,916,751	1,014,070	239,418
Affiliated issuers	(1)	(362)	(13)	(14)	(5)
Futures contracts	–	–	–	–	(101)
Forward currency contracts	–	–	–	(86)	(8)
Swap contracts	–	–	–	–	–
Currency transactions	(213)	(220)	159	208	(130)
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	562,918	639,391	2,916,897	1,014,178	239,174
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	383,762	(109,339)	1,965,008	(577,554)	174,007
Affiliated issuers	(48)	38,290	(103)	(40)	(22)
Futures contracts	–	–	–	–	–
Forward currency contracts	–	–	–	86	123
Swap contracts	–	–	–	–	–
Currency translations	(198)	152	(146)	(137)	112

	383,516	(70,897)	1,964,759	(577,645)	174,220

Net realized gain (loss) and unrealized appreciation (depreciation)	946,434	568,494	4,881,656	436,533	413,394

Net increase (decrease) in net assets resulting from operations	$962,380	$560,730	$4,928,414	$491,408	$428,384

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series        245

Financial statements (continued) Statements of operations for the six months ended June 30, 2021 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund[3]	Capital World Growth and Income Fund[4]	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$102,509	$23,856	$314,140	$21,845	$18,312
Affiliated issuers	70	26	486	19	29

	102,579	23,882	314,626	21,864	18,341
Interest from unaffiliated issuers	112	1,089	1,295	364	1,837
Securities lending income (net of fees)	47	143	667	53	22

	102,738	25,114	316,588	22,281	20,200
Fees and expenses[1]:
Investment advisory services	19,522	6,514	49,891	4,396	2,654
Distribution services	5,120	1,921	20,124	420	627
Insurance administrative services	1,158	233	1,940	149	624
Transfer agent services	1	– [2]	3	– [2]	– [2]
Administrative services	1,520	334	5,989	218	169
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	152	22	774	18	17
Registration statement and prospectus	57	19	357	16	52
Trustees’ compensation	27	6	108	4	3
Auditing and legal	4	4	20	14	6
Custodian	101	148	370	164	53

Other	4	1	16	1	4
Total fees and expenses before waivers/reimbursements	27,666	9,202	79,592	5,400	4,209
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	2,805	889	–	–	1,444
Miscellaneous fee reimbursements	–	–	–	–	–

Total waivers/reimbursements of fees and expenses	2,805	889	–	–	1,444

Total fees and expenses after waivers/reimbursements	24,861	8,313	79,592	5,400	2,765

Net investment income (loss)	77,877	16,801	236,996	16,881	17,435

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	2,259,134	397,491	1,974,111	89,542	35,636
Affiliated issuers	(8)	4	(52)	(6)	(1)
Futures contracts	–	–	–	–	(1,194)
Forward currency contracts	–	–	–	–	(17)
Swap contracts	–	–	–	–	610
Currency transactions	15	313	(582)	(701)	10
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	2,259,141	397,808	1,973,477	88,835	35,044
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(922,293)	(201,956)	3,136,371	(4,122)	54,047
Affiliated issuers	(23)	(16)	(108)	(3)	55
Futures contracts	–	–	–	–	524
Forward currency contracts	–	–	–	–	21
Swap contracts	–	–	–	–	485
Currency translations	(5)	(77)	(470)	(44)	(62)

	(922,321)	(202,049)	3,135,793	(4,169)	55,070

Net realized gain (loss) and unrealized appreciation (depreciation)	1,336,820	195,759	5,109,270	84,666	90,114

Net increase (decrease) in net assets resulting from operations	$1,414,697	$212,560	$5,346,266	$101,547	$107,549

See end of statements of operations for footnotes.

See notes to financial statements.

246        American Funds Insurance Series

Financial statements (continued) Statements of operations for the six months ended June 30, 2021 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	Global Balanced Fund	The Bond Fund of America[5]	Capital World Bond Fund	American High-Income Trust[6]

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$195,198	$3,376	$–	$6	$586
Affiliated issuers	4,051	12	990	81	12

	199,249	3,388	990	87	598
Interest from unaffiliated issuers	102,778	1,182	115,888	27,841	24,819
Securities lending income (net of fees)	968	2	–	–	–

	302,995	4,572	116,878	27,928	25,417
Fees and expenses[1]:
Investment advisory services	40,179	1,471	20,947	6,034	2,170
Distribution services	13,505	403	5,683	1,385	949
Insurance administrative services	6,814	145	960	76	101
Transfer agent services	2	– [2]	1	– [2]	– [2]
Administrative services	4,612	67	1,749	341	134
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	540	4	187	42	11
Registration statement and prospectus	183	9	103	26	9
Trustees’ compensation	84	1	32	6	2
Auditing and legal	14	2	6	3	2
Custodian	236	45	63	295	10

Other	16	1	5	8	7
Total fees and expenses before waivers/reimbursements	66,185	2,148	29,736	8,216	3,395
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	–	–	3,839	1,137	294
Miscellaneous fee reimbursements	–	–	–	–	–

Total waivers/reimbursements of fees and expenses	–	–	3,839	1,137	294

Total fees and expenses after waivers/reimbursements	66,185	2,148	25,897	7,079	3,101

Net investment income (loss)	236,810	2,424	90,981	20,849	22,316

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	1,222,318	18,038	15,401	33,755	(730)
Affiliated issuers	14,034	– [2]	(54)	(3)	1
Futures contracts	(916)	160	20,928	(2,448)	628
Forward currency contracts	–	(485)	5,716	(12,193)	–
Swap contracts	(230)	2	(14,951)	(1,062)	(2,192)
Currency transactions	531	24	(49)	288	– [2]
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	1,235,737	17,739	26,991	18,337	(2,293)
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	1,482,425	5,822	(202,388)	(106,768)	36,385
Affiliated issuers	39,737	(3)	(63)	(11)	(3)
Futures contracts	(3,091)	(31)	(12,908)	(404)	(215)
Forward currency contracts	–	(22)	2,696	(6,357)	–
Swap contracts	(316)	(64)	13,759	(2)	502
Currency translations	(307)	(37)	(106)	(521)	(2)

	1,518,448	5,665	(199,010)	(114,063)	36,667

Net realized gain (loss) and unrealized appreciation (depreciation)	2,754,185	23,404	(172,019)	(95,726)	34,374

Net increase (decrease) in net assets resulting from operations	$2,990,995	$25,828	$(81,038)	$(74,877)	$56,690

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series        247

Financial statements (continued) Statements of operations for the six months ended June 30, 2021 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund[7]	Managed Risk Growth Fund	Managed Risk International Fund

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$–	$–		$–	$–	$–
Affiliated issuers	–	–		–	750	123

	–	–		–	750	123
Interest from unaffiliated issuers	1,346	176		16,265	4	1
Securities lending income (net of fees)	–	–		–	–	–

	1,346	176		16,265	754	124
Fees and expenses[1]:
Investment advisory services	686	576		3,708	430	125
Distribution services	122	398		2,110	704	207
Insurance administrative services	51	50		318	718	209
Transfer agent services	– [2]	–	[2]	– [2]	– [2]	– [2]
Administrative services	49	54		313	–	–
Accounting and administrative services	–	–		–	42	36
Reports to shareholders	3	5		28	5	2
Registration statement and prospectus	63	5		17	4	2
Trustees’ compensation	1	1		6	1	– [2]
Auditing and legal	– [2]	–	[2]	1	– [2]	– [2]
Custodian	10	–	[2]	17	3	3

Other	– [2]	–	[2]	1	1	1
Total fees and expenses before waivers/reimbursements	985	1,089		6,519	1,908	585
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	311	–		552	144	42
Miscellaneous fee reimbursements	–	–		–	–	17

Total waivers/reimbursements of fees and expenses	311	–		552	144	59

Total fees and expenses after waivers/reimbursements	674	1,089		5,967	1,764	526

Net investment income (loss)	672	(913)		10,298	(1,010)	(402)

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	(188)	–	[2]	(25,715)	–	–
Affiliated issuers	–	–		–	24,401	1,751
Futures contracts	984	–		5,073	(13,268)	(1,192)
Forward currency contracts	–	–		–	–	–
Swap contracts	292	–		48,313	–	–
Currency transactions	–	–		–	6	2
Capital gain distributions received from affiliated issuers	–	–		–	66,104	694

	1,088	–	[2]	27,671	77,243	1,255
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(4,358)	(12)		(35,475)	(671)	(72)
Affiliated issuers	–	–		–	(33,724)	3,887
Futures contracts	(258)	–		(1,481)	174	(178)
Forward currency contracts	–	–		–	–	–
Swap contracts	858	–		(32,661)	–	–
Currency translations	–	–		–	–	–

	(3,758)	(12)		(69,617)	(34,221)	3,637

Net realized gain (loss) and unrealized appreciation (depreciation)	(2,670)	(12)		(41,946)	43,022	4,892

Net increase (decrease) in net assets resulting from operations	$(1,998)	$(925)		$(31,648)	$42,012	$4,490

See end of statements of operations for footnotes.

See notes to financial statements.

248        American Funds Insurance Series

Financial statements (continued) Statements of operations for the six months ended June 30, 2021 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund[8]	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$–	$–	$–
Affiliated issuers	1,268	9,140	8,944

	1,268	9,140	8,944
Interest from unaffiliated issuers	3	18	22
Securities lending income (net of fees)	–	–	–

	1,271	9,158	8,966
Fees and expenses[1]:
Investment advisory services	269	1,872	2,095
Distribution services	447	405	3,492
Insurance administrative services	449	3,128	3,499
Transfer agent services	– [2]	– [2]	– [2]
Administrative services	–	–	–
Accounting and administrative services	39	70	75
Reports to shareholders	4	20	35
Registration statement and prospectus	3	23	15
Trustees’ compensation	1	7	8
Auditing and legal	– [2]	1	1
Custodian	3	4	4

Other	1	2	2
Total fees and expenses before waivers/reimbursements	1,216	5,532	9,226
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	90	626	700
Miscellaneous fee reimbursements	12	–	–

Total waivers/reimbursements of fees and expenses	102	626	700

Total fees and expenses after waivers/reimbursements	1,114	4,906	8,526

Net investment income (loss)	157	4,252	440

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	–	(43,319)	–
Affiliated issuers	12,864	44,855	41,561
Futures contracts	(8,063)	(3,864)	(22,623)
Forward currency contracts	–	–	–
Swap contracts	–	–	–
Currency transactions	(1)	19	7
Capital gain distributions received from affiliated issuers	3,183	35,312	88,212

	7,983	33,003	107,157
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(456)	772	(741)
Affiliated issuers	23,090	177,389	122,574
Futures contracts	164	(1,989)	(479)
Forward currency contracts	–	–	–
Swap contracts	–	–	–
Currency translations	–	–	–

	22,798	176,172	121,354

Net realized gain (loss) and unrealized appreciation (depreciation)	30,781	209,175	228,511

Net increase (decrease) in net assets resulting from operations	$30,938	$213,427	$228,951

1 Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.

2 Amount less than one thousand.

3 Formerly Blue Chip Income and Growth Fund.

4 Formerly Global Growth and Income Fund.

5 Formerly Bond Fund.

6 Formerly High-Income Bond Fund.

7 Formerly U.S. Government/AAA-Rated Securities Fund.

8 Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

American Funds Insurance Series        249

Financial statements (continued) Statements of changes in net assets	(dollars in thousands)

			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2021[1]	2020	2021[1]	2020	2021[1]	2020
Operations:
Net investment income (loss)	$ 15,946	$ 29,220	$(7,764)	$ (9,129)	$ 46,758	$ 91,314
Net realized gain (loss)	562,918	459,151	639,391	113,700	2,916,897	5,289,028
Net unrealized appreciation (depreciation)	383,516	1,447,946	(70,897)	1,179,633	1,964,759	8,444,178

Net increase (decrease) in net assets resulting from operations	962,380	1,936,317	560,730	1,284,204	4,928,414	13,824,520

Distributions paid to shareholders	(469,139)	(224,589)	(123,155)	(284,490)	(5,345,539)	(865,145)

Net capital share transactions	609,763	(271,205)	(529,904)	(307,246)	3,906,694	(2,504,990)

Total increase (decrease) in net assets	1,103,004	1,440,523	(92,329)	692,468	3,489,569	10,454,385

Net assets:
Beginning of period	8,240,970	6,800,447	5,312,741	4,620,273	38,924,044	28,469,659

End of period	$9,343,974	$8,240,970	$5,220,412	$5,312,741	$42,413,613	$38,924,044

					Washington Mutual
	International Fund		New World Fund		Investors Fund[2]
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2021[1]	2020	2021[1]	2020	2021[1]	2020
Operations:
Net investment income (loss)	$54,875	$ 53,872	$14,990	$ 15,078	$ 77,877	$ 162,025
Net realized gain (loss)	1,014,178	40,022	239,174	132,645	2,259,141	(75,133)
Net unrealized appreciation (depreciation)	(577,645)	1,257,012	174,220	658,628	(922,321)	717,522

Net increase (decrease) in net assets resulting from operations	491,408	1,350,906	428,384	806,351	1,414,697	804,414

Distributions paid to shareholders	(3,972)	(71,715)	(154,345)	(43,949)	(38,243)	(265,213)

Net capital share transactions	(1,032,932)	(763,764)	109,484	(279,660)	(807,936)	(242,496)

Total increase (decrease) in net assets	(545,496)	515,427	383,523	482,742	568,518	296,705

Net assets:
Beginning of period	10,590,858	10,075,431	4,243,153	3,760,411	9,579,066	9,282,361

End of period	$10,045,362	$10,590,858	$4,626,676	$4,243,153	$10,147,584	$9,579,066

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

250        American Funds Insurance Series

Financial statements (continued) Statements of changes in net assets (continued)	(dollars in thousands)

	Capital
	World Growth				International Growth
	and Income Fund[3]		Growth-Income Fund		and Income Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2021[1]	2020	2021[1]	2020	2021[1]	2020
Operations:
Net investment income (loss)	$16,801	$ 25,233	$236,996	$ 485,987	$16,881	$ 21,504
Net realized gain (loss)	397,808	49,687	1,973,477	359,138	88,835	(43,217)
Net unrealized appreciation (depreciation)	(202,049)	113,216	3,135,793	3,849,348	(4,169)	123,625

Net increase (decrease) in net assets resulting from operations	212,560	188,136	5,346,266	4,694,473	101,547	101,912

Distributions paid to shareholders	(56,012)	(77,584)	(564,869)	(1,429,478)	(5,031)	(21,467)

Net capital share transactions	27,179	(74,585)	(2,295,985)	(799,726)	(207,946)	(124,648)

Total increase (decrease) in net assets	183,727	35,967	2,485,412	2,465,269	(111,430)	(44,203)

Net assets:
Beginning of period	2,174,450	2,138,483	38,491,535	36,026,266	1,455,883	1,500,086

End of period	$2,358,177	$2,174,450	$40,976,947	$38,491,535	$1,344,453	$1,455,883

	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2021[1]	2020	2021[1]	2020	2021[1]	2020
Operations:
Net investment income (loss)	$17,435	$ 27,894	$236,810	$ 449,205	$ 2,424	$ 4,425
Net realized gain (loss)	35,044	(42,055)	1,235,737	808,394	17,739	18,255
Net unrealized appreciation (depreciation)	55,070	60,666	1,518,448	2,005,628	5,665	18,683

Net increase (decrease) in net assets resulting from operations	107,549	46,505	2,990,995	3,263,227	25,828	41,363

Distributions paid to shareholders	(10,788)	(28,997)	(1,148,347)	(606,436)	(2,625)	(21,373)

Net capital share transactions	(155,116)	80,728	845,642	(418,795)	(21,651)	(1,808)

Total increase (decrease) in net assets	(58,355)	98,236	2,688,290	2,237,996	1,552	18,182

Net assets:
Beginning of period	1,096,952	998,716	29,657,651	27,419,655	455,132	436,950

End of period	$1,038,597	$1,096,952	$32,345,941	$29,657,651	$456,684	$455,132

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

American Funds Insurance Series        251

Financial statements (continued) Statements of changes in net assets (continued)	(dollars in thousands)

	The Bond Fund of America[4]		Capital World Bond Fund		American High-Income Trust[5]

	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:

Net investment income (loss)	$90,981	$ 202,752	$20,849	$ 41,768	$22,316	$ 56,258

Net realized gain (loss)	26,991	480,282	18,337	45,840	(2,293)	(51,887)

Net unrealized appreciation (depreciation)	(199,010)	299,487	(114,063)	116,992	36,667	19,323

Net increase (decrease) in net assets resulting from operations	(81,038)	982,521	(74,877)	204,600	56,690	23,694

Distributions paid to shareholders	(511,969)	(339,511)	(64,603)	(64,860)	(6,562)	(69,840)

Net capital share transactions	2,253,298	213,249	(62,631)	70,361	156,298	(352,568)

Total increase (decrease) in net assets	1,660,291	856,259	(202,111)	210,101	206,426	(398,714)

Net assets:
Beginning of period	11,407,419	10,551,160	2,338,745	2,128,644	867,579	1,266,293

End of period	$13,067,710	$11,407,419	$2,136,634	$2,338,745	$1,074,005	$ 867,579

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund[7]

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2021[1]	2020	2021[1]	2020	2021[1]	2020
Operations:

Net investment income (loss)	$ 672	$ 2,446	$ (913)	$ (171)	$10,298	$ 20,216

Net realized gain (loss)	1,088	12,009	– [6]	–	27,671	187,696

Net unrealized appreciation (depreciation)	(3,758)	5,064	(12)	(1)	(69,617)	61,889

Net increase (decrease) in net assets resulting from operations	(1,998)	19,519	(925)	(172)	(31,648)	269,801

Distributions paid to shareholders	(11,658)	(4,820)	–	(737)	(185,422)	(77,781)

Net capital share transactions	26,638	10,410	(34,927)	92,028	122,646	(934,697)

Total increase (decrease) in net assets	12,982	25,109	(35,852)	91,119	(94,424)	(742,677)

Net assets:
Beginning of period	319,619	294,510	375,749	284,630	2,153,657	2,896,334

End of period	$332,601	$319,619	$339,897	$375,749	$2,059,233	$2,153,657

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

252        American Funds Insurance Series

Financial statements (continued) Statements of changes in net assets (continued)	(dollars in thousands)

					Managed Risk
	Managed Risk		Managed Risk		Washington Mutual
	Growth Fund		International Fund		Investors Fund[8]
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2021[1]	2020	2021[1]	2020	2021[1]	2020
Operations:

Net investment income (loss)	$ (1,010)	$ 962	$ (402)	$ 662	$ 157	$ 4,092

Net realized gain (loss)	77,243	27,752	1,255	(13,879)	7,983	(64,328)

Net unrealized appreciation (depreciation)	(34,221)	110,658	3,637	19,066	22,798	56,976

Net increase (decrease) in net assets resulting from operations	42,012	139,372	4,490	5,849	30,938	(3,260)

Distributions paid to shareholders	(25,491)	(25,274)	(931)	(3,247)	(4,350)	(16,900)

Net capital share transactions	17,313	10,698	(2,961)	1,198	(19,501)	11,085

Total increase (decrease) in net assets	33,834	124,796	598	3,800	7,087	(9,075)

Net assets:
Beginning of period	564,446	439,650	169,569	165,769	356,360	365,435

End of period	$598,280	$564,446	$170,167	$169,569	$363,447	$356,360

	Managed Risk		Managed Risk
	Growth-Income Fund		Asset Allocation Fund

	Six months		Six months

	ended	Year ended	ended	Year ended

	June 30,	December 31,	June 30,	December 31,

	2021[1]	2020	2021[1]	2020
Operations:

Net investment income (loss)	$4,252	$ 27,259	$440	$ 30,915

Net realized gain (loss)	33,003	38,669	107,157	(41,687)

Net unrealized appreciation (depreciation)	176,172	145,694	121,354	161,153

Net increase (decrease) in net assets resulting from operations	213,427	211,622	228,951	150,381

Distributions paid to shareholders	(58,770)	(160,767)	(31,041)	(146,678)

Net capital share transactions	2,885	114,037	(118,439)	(57,436)

Total increase (decrease) in net assets	157,542	164,892	79,471	(53,733)

Net assets:
Beginning of period	2,434,616	2,269,724	2,778,771	2,832,504

End of period	$2,592,158	$2,434,616	$2,858,242	$2,778,771

1 Unaudited

2 Formerly Blue Chip Income and Growth Fund.

3 Formerly Global Growth and Income Fund.

4 Formerly Bond Fund.

5 Formerly High-Income Bond Fund.

6 Amount less than one thousand.

7 Formerly U.S. Government/AAA-Rated Securities Fund.

8 Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

American Funds Insurance Series        253

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund) — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund (formerly Global Growth and Income Fund) — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America (formerly Bond Fund) — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

254        American Funds Insurance Series

American High-Income Trust (formerly High-Income Bond Fund)— The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund) — To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund (formerly Managed Risk Blue Chip Income and Growth Fund) — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series        255

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

256        American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series        257

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2021 (dollars in thousands):

Global Growth Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$2,901,017	$ –	$–	$2,901,017
Consumer discretionary	1,711,163	–	–	1,711,163
Health care	1,098,520	–	–	1,098,520
Communication services	892,157	13,180	–	905,337
Financials	825,606	–	–	825,606
Consumer staples	514,524	–	–	514,524
Industrials	326,389	–	–	326,389
Materials	164,757	–	–	164,757
Energy	102,862	–	–	102,862
Real estate	34,101	–	–	34,101
Utilities	17,082	–	–	17,082
Preferred securities	272,014	–	–	272,014
Short-term securities	526,889	–	–	526,889

Total	$9,387,081	$13,180	$–	$9,400,261

Global Small Capitalization Fund
	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$1,192,508	$ –	$ 1,418	$1,193,926
Health care	1,007,569	–	3	1,007,572
Consumer discretionary	892,834	35,119	–	927,953
Industrials	796,800	–	–	796,800
Financials	320,854	48,010	39,715	408,579
Consumer staples	135,810	–	–	135,810
Materials	128,417	–	–	128,417
Communication services	104,814	–	–	104,814
Utilities	78,142	–	–	78,142
Real estate	60,811	–	–	60,811
Energy	22,188	–	13,392	35,580
Preferred securities	22,095	–	76,268	98,363
Rights & warrants	–	28,173	–	28,173
Short-term securities	288,958	–	–	288,958

Total	$5,051,800	$111,302	$130,796	$5,293,898

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2021 (dollars in thousands):

	Beginning value at 1/1/2021	Transfers into Level 3	*	Purchases	Sales	Net realized gain	Unrealized depreciation	†	Transfers out of Level 3	*	Ending value at 6/30/2021

Investment securities	$103,891	$–		$67,801	$(28,877)	$–	$(12,019)		$–		$130,796

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2021											$ 8,254

*

Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

†	Net unrealized depreciation is included in the related amounts on investments in the fund’s statement of operations.

258        American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2021	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†

		Liquidation value	N/A	N/A	N/A	N/A

		Transaction price	N/A	N/A	N/A	N/A

Common stocks	$54,528		Price/Cash flow multiple	11.3x	11.3x	Increase

		Market comparable companies	DLOM	25%	25%	Decrease

			$ per one billion Btu	$2.25	$2.25	Increase

			MMTPA	10 MMTPA	10 MMTPA	Increase

		Transaction price	N/A	N/A	N/A	N/A

			Price/Sales multiple	17.3x	17.3x	Increase

Preferred securities	76,268	Market comparable companies	EV/Sales multiple	21.1x	21.1x	Increase

			Discount to Price/Sales multiple	15%	15%	Decrease

			Revenue growth rate	86%	86%	Increase

Total	$130,796

*	Weighted average is by relative fair value.
†

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Btu = British thermal unit

DLOM = Discount for lack of marketability

EV = Enterprise value

MMTPA = Million metric tonnes per annum

Growth Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 9,485,387	$–	$ 6,765	$ 9,492,152
Communication services	8,664,763	–	–	8,664,763
Consumer discretionary	7,424,184	–	–	7,424,184
Health care	5,303,247	–	44,823	5,348,070
Industrials	3,638,141	–	–	3,638,141
Financials	2,695,927	–	–	2,695,927
Consumer staples	1,355,571	–	–	1,355,571
Materials	1,235,736	–	–	1,235,736
Energy	945,591	–	–	945,591
Utilities	249,490	–	–	249,490
Real estate	95,702	–	–	95,702
Preferred securities	34,751	–	37,008	71,759
Convertible bonds & notes	–	–	25,195	25,195
Short-term securities	1,123,350	–	–	1,123,350
Total	$42,251,840	$–	$113,791	$42,365,631

American Funds Insurance Series        259

International Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$2,009,077	$ –	$–	$ 2,009,077
Health care	1,259,197	–	6	1,259,203
Industrials	1,251,508	–	–	1,251,508
Consumer discretionary	1,188,916	–	–	1,188,916
Information technology	1,052,541	–	–	1,052,541
Materials	778,053	–	–	778,053
Energy	736,123	–	–	736,123
Communication services	640,447	31,810	–	672,257
Consumer staples	291,612	–	–	291,612
Utilities	273,033	–	–	273,033
Real estate	17,067	–	–	17,067
Preferred securities	183,730	–	–	183,730
Rights & warrants	–	26,057	–	26,057
Short-term securities	262,095	–	–	262,095

Total	$9,943,399	$57,867	$6	$10,001,272

New World Fund
	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 914,210	$ –	$ 496	$ 914,706
Health care	591,042	–	1	591,043
Consumer discretionary	584,089	–	–	584,089
Financials	546,496	–	–	546,496
Communication services	436,323	8,552	–	444,875
Materials	314,689	–	–	314,689
Industrials	274,374	–	–	274,374
Consumer staples	234,831	–	–	234,831
Energy	143,355	–	–	143,355
Real estate	89,849	–	–	89,849
Utilities	75,265	–	–	75,265
Preferred securities	39,190	–	14,736	53,926
Rights & warrants	97	8,721	–	8,818
Bonds, notes & other debt instruments	–	118,547	–	118,547
Short-term securities	238,312	–	–	238,312

Total	$4,482,122	$135,820	$15,233	$4,633,175

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 147	$ –	$–	$147
Unrealized appreciation on open forward currency contracts	–	69	–	69
Liabilities:
Unrealized depreciation on futures contracts	(157)	–	–	(157)

Total	$ (10)	$69	$–	$ 59

*Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

At June 30, 2021, all of the fund’s investment securities were classified as Level 1.

260        American Funds Insurance Series

Capital World Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 437,858	$ –	$–	$ 437,858
Financials	345,398	–	–	345,398
Consumer discretionary	286,441	–	–	286,441
Health care	263,125	–	–	263,125
Communication services	245,461	–	–	245,461
Industrials	196,049	–	–	196,049
Consumer staples	141,552	–	–	141,552
Materials	134,666	–	–	134,666
Energy	65,162	–	–	65,162
Utilities	64,095	–	–	64,095
Real estate	51,037	–	–	51,037
Preferred securities	21,224	–	–	21,224
Rights & warrants	37	–	–	37
Convertible stocks	2,533	3,030	–	5,563
Convertible bonds & notes	–	4,635	–	4,635
Bonds, notes & other debt instruments	–	8,607	–	8,607
Short-term securities	99,886	–	–	99,886

Total	$2,354,524	$16,272	$–	$2,370,796

Growth-Income Fund
	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 9,112,848	$ –	$–	$ 9,112,848
Communication services	6,876,506	–	–	6,876,506
Health care	4,632,505	–	–	4,632,505
Industrials	4,215,801	–	–	4,215,801
Financials	4,138,860	–	–	4,138,860
Consumer discretionary	3,592,797	–	–	3,592,797
Materials	2,001,298	–	–	2,001,298
Consumer staples	1,800,227	–	–	1,800,227
Energy	1,235,860	–	–	1,235,860
Real estate	1,050,508	–	–	1,050,508
Utilities	951,664	–	–	951,664
Convertible stocks	435,767	–	–	435,767
Bonds, notes & other debt instruments	–	13,983	–	13,983
Short-term securities	1,051,842	–	–	1,051,842

Total	$41,096,483	$13,983	$–	$41,110,466

American Funds Insurance Series        261

International Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$ 235,849	$ –	$–	$ 235,849
Consumer discretionary	181,636	–	–	181,636
Health care	132,269	–	4	132,273
Materials	126,986	–	–	126,986
Communication services	124,953	–	–	124,953
Industrials	116,228	–	–	116,228
Information technology	115,319	–	–	115,319
Consumer staples	97,760	–	–	97,760
Utilities	57,845	–	–	57,845
Energy	42,766	–	–	42,766
Real estate	36,475	–	–	36,475
Preferred securities	13,083	–	–	13,083
Bonds, notes & other debt instruments	–	8,551	–	8,551
Short-term securities	68,410	–	–	68,410

Total	$1,349,579	$8,551	$4	$1,358,134

Capital Income Builder
	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$161,170	$ –	$–	$ 161,170
Information technology	99,453	–	–	99,453
Consumer staples	95,525	–	–	95,525
Health care	86,290	–	–	86,290
Real estate	76,977	–	–	76,977
Utilities	72,374	–	–	72,374
Energy	52,158	–	–	52,158
Materials	49,491	–	–	49,491
Communication services	47,847	–	–	47,847
Industrials	40,439	–	–	40,439
Consumer discretionary	26,508	–	–	26,508
Preferred securities	2,016	–	–	2,016
Rights & warrants	5	–	–	5
Convertible stocks	11,134	–	–	11,134
Investment funds	30,524	–	–	30,524
Convertible bonds & notes	–	536	–	536
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	81,573	–	81,573
Mortgage-backed obligations	–	35,766	–	35,766
Corporate bonds, notes & loans	–	25,440	–	25,440
Asset-backed obligations	–	5,779	–	5,779
Bonds & notes of governments & government agencies outside the U.S.	–	879	–	879
Municipals	–	265	–	265
Short-term securities	49,140	–	–	49,140

Total	$901,051	$150,238	$–	$1,051,289

262        American Funds Insurance Series

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$522	$ –	$–	$ 522
Unrealized appreciation on interest rate swaps	–	1,167	–	1,167
Unrealized appreciation on credit default swaps	–	39	–	39
Liabilities:
Unrealized depreciation on futures contracts	(48)	–	–	(48)
Unrealized depreciation on open forward currency contracts	–	(1)	–	(1)

Total	$474	$1,205	$–	$1,679

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 5,065,489	$ –	$ –	$ 5,065,489
Financials	3,804,933	–	482	3,805,415
Health care	2,830,967	–	19,795	2,850,762
Consumer discretionary	2,661,235	–	–	2,661,235
Communication services	1,990,309	–	–	1,990,309
Consumer staples	1,946,633	–	–	1,946,633
Materials	1,485,489	–	–	1,485,489
Industrials	1,115,187	–	13,818	1,129,005
Energy	789,159	2,851	461	792,471
Real estate	603,494	–	–	603,494
Utilities	222,883	–	–	222,883
Preferred securities	–	–	317	317
Rights & warrants	395	–	–	395
Convertible stocks	110,813	47,698	–	158,511
Investment funds	1,681,198	–	–	1,681,198
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	2,313,837	–	2,313,837
Corporate bonds, notes & loans	–	2,260,005	4,961	2,264,966
Mortgage-backed obligations	–	1,788,498	–	1,788,498
Asset-backed obligations	–	310,904	–	310,904
Bonds & notes of governments & government agencies outside the U.S.	–	57,726	–	57,726
Federal agency bonds & notes	–	36,357	–	36,357
Municipals	–	29,080	–	29,080
Short-term securities	2,439,395	–	–	2,439,395

Total	$26,747,579	$6,846,956	$39,834	$33,634,369

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 901	$ –	$–	$ 901
Unrealized appreciation on interest rate swaps	–	862	–	862
Liabilities:
Unrealized depreciation on futures contracts	(4,764)	–	–	(4,764)
Unrealized depreciation on credit default swaps	–	(382)	–	(382)

Total	$(3,863)	$ 480	$–	$(3,383)

*Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series        263

Global Balanced Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 63,030	$ –	$–	$ 63,030
Health care	40,599	–	–	40,599
Financials	35,877	–	–	35,877
Consumer discretionary	33,324	–	–	33,324
Consumer staples	30,665	–	–	30,665
Industrials	23,765	–	–	23,765
Materials	13,670	–	–	13,670
Communication services	12,599	–	–	12,599
Real estate	11,451	–	–	11,451
Energy	10,449	–	–	10,449
Utilities	4,174	–	–	4,174
Preferred securities	1,683	–	–	1,683
Convertible stocks	1,646	–	–	1,646
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	–	64,131	–	64,131
U.S. Treasury bonds & notes	–	48,092	–	48,092
Corporate bonds, notes & loans	–	21,342	–	21,342
Mortgage-backed obligations	–	3,638	–	3,638
Municipals	–	185	–	185
Asset-backed obligations	–	87	–	87
Short-term securities	29,578	5,836	–	35,414

Total	$312,510	$143,311	$–	$455,821

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 12	$ –	$–	$ 12
Unrealized appreciation on open forward currency contracts	–	193	–	193
Unrealized appreciation on interest rate swaps	–	13	–	13
Liabilities:
Unrealized depreciation on futures contracts	(40)	–	–	(40)
Unrealized depreciation on open forward currency contracts	–	(217)	–	(217)
Unrealized depreciation on interest rate swaps	–	(51)	–	(51)
Unrealized depreciation on credit default swaps	–	(5)	–	(5)

Total	$(28)	$(67)	$–	$(95)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio. The Bond Fund of America
	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$ –	$ 6,481,108	$–	$ 6,481,108
Corporate bonds, notes & loans	–	3,967,956	–	3,967,956
Mortgage-backed obligations	–	1,451,531	–	1,451,531
Asset-backed obligations	–	437,918	–	437,918
Municipals	–	223,416	–	223,416
Bonds & notes of governments & government agencies outside the U.S.	–	107,689	–	107,689
Federal agency bonds & notes	–	12,620	–	12,620
Short-term securities	1,153,143	–	–	1,153,143

Total	$1,153,143	$12,682,238	$–	$13,835,381

264        American Funds Insurance Series

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 15,162	$ –	$–	$ 15,162
Unrealized appreciation on open forward currency contracts	–	97	–	97
Unrealized appreciation on credit default swaps	–	88	–	88
Liabilities:
Unrealized depreciation on futures contracts	(21,263)	–	–	(21,263)
Unrealized depreciation on open forward currency contracts	–	(8)	–	(8)
Unrealized depreciation on interest rate swaps	–	(11,390)	–	(11,390)

Total	$ (6,101)	$(11,213)	$–	$(17,314)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$ –	$ 363,820	$ –	$ 363,820
Japanese yen	–	217,699	–	217,699
Chinese yuan renminbi	–	193,519	–	193,519
British pounds	–	71,863	–	71,863
Danish kroner	–	53,121	–	53,121
Brazilian reais	–	51,869	–	51,869
Canadian dollars	–	44,977	–	44,977
Mexican pesos	–	41,782	–	41,782
Russian rubles	–	35,773	–	35,773
Australian dollars	–	26,330	–	26,330
Malaysian ringgits	–	23,238	–	23,238
Indonesian rupiah	–	14,966	–	14,966
Colombian pesos	–	11,196	–	11,196
South Korean won	–	9,283	–	9,283
Indian rupees	–	8,078	–	8,078
Czech korunas	–	7,920	–	7,920
Ukrainian hryvnia	–	7,508	–	7,508
Norwegian kroner	–	6,735	–	6,735
Ghanaian cedi	–	2,723	–	2,723
South African rand	–	2,358	–	2,358
Peruvian nuevos soles	–	1,631	–	1,631
Polish zloty	–	1,407	–	1,407
Romanian leu	–	1,295	–	1,295
U.S. dollars	–	790,146	80	790,226
Preferred securities	–	–	34	34
Common stocks	883	231	1,589	2,703
Rights & warrants	41	–	–	41
Short-term securities	123,872	29,145	–	153,017

Total	$124,796	$2,018,613	$1,703	$2,145,112

American Funds Insurance Series        265

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$730	$ –	$–	$ 730
Unrealized appreciation on open forward currency contracts	–	2,433	–	2,433
Unrealized appreciation on interest rate swaps	–	276	–	276
Liabilities:
Unrealized depreciation on futures contracts	(981)	–	–	(981)
Unrealized depreciation on open forward currency contracts	–	(8,434)	–	(8,434)
Unrealized depreciation on interest rate swaps	–	(804)	–	(804)

Unrealized depreciation on credit default swaps	–	(205)	–	(205)

Total	$(251)	$(6,734)	$–	$(6,985)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American High-Income Trust

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$ –	$927,106	$ 4,737		$ 931,843
Other	–	1,129	–		1,129
Convertible bonds & notes	–	3,637	70		3,707
Convertible stocks	340	519	–		859
Common stocks	21,886	6,523	31,967		60,376
Preferred securities	–	2,143	719		2,862
Rights & warrants	786	620	–	[1]	1,406
Short-term securities	62,665	–	–		62,665

Total	$85,677	$941,677	$37,493		$1,064,847

	Other investments[2]

	Level 1	Level 2	Level 3		Total

Liabilities:
Unrealized depreciation on futures contracts	$(234)	$ –	$–		$(234)
Unrealized depreciation on credit default swaps	–	(219)	–		(219)

Total	$(234)	$(219)	$–		$(453)

  1Amount less than one thousand.

  2Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2021 (dollars in thousands):

	Beginning	Transfers				Net				Transfers		Ending
	value at	into				realized		Unrealized		out of		value at
	1/1/2021	Level 3	[3]	Purchases	Sales	loss	[4]	appreciation	[4]	Level 3	[3]	6/30/2021

Investment securities	$28,783	$–		$656	$(855)	$(7,021)		$16,275		$(345)		$37,493

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2021												$ 9,194

3Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

4Net realized loss and unrealized appreciation are included in the related amounts on investments in the fund’s statement of operations.

266        American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2021		Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]

				Expected sale proceeds	N/A	N/A	N/A

			Estimated recovery value	Exchange terms	N/A	N/A	N/A

Bonds, notes & other debt instruments	$ 4,737			Vendor price	N/A	N/A	N/A

				Par value	N/A	N/A	N/A

			Yield analysis	YTM risk premium	200 bps	200 bps	Decrease

Convertible bonds & notes	70		Transaction price	N/A	N/A	N/A	N/A

				N/A	N/A	N/A	N/A

				Exchange terms	N/A	N/A	N/A

			Estimated recovery value	Risk discount	90%	90%	Decrease

				Par value	N/A	N/A	N/A

				Adjustment based on market decline	20%	20%	Decrease

				EV/EBITDA multiple	5.9x	5.9x	Increase

Common stocks	31,967			EV/EBITDA less CapEx multiple	10.0 - 17.7x	15.6x	Increase

			Market comparable companies	Discount to EV/EBITDA less CapEx multiple	21%	21%	Decrease

				DLOM	16 - 21%	19%	Decrease

			Recent market information	Vendor price	N/A	N/A	N/A

				DLOM	16%	16%	Decrease

			Transaction price	N/A	N/A	N/A	N/A

Preferred securities	719		Market comparable companies	EV/EBITDA multiple	3.5x	3.5x	Increase

				DLOM	30%	30%	Decrease

Rights & warrants	–	[3]	Estimated recovery value	N/A	N/A	N/A	N/A

Total	$37,493

[1]	Weighted average is by relative fair value.
[2]

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

[3]	Amount less than one thousand.

Key to abbreviations

CapEx = Capital expenditure

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

YTM = Yield to maturity

American Funds Insurance Series        267

American Funds Mortgage Fund

	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$191,785	$–	$191,785
U.S. Treasury bonds & notes	–	58,655	–	58,655
Asset-backed obligations	–	11,302	–	11,302
Bonds & notes of governments & government agencies outside the U.S.	–	867	–	867
Federal agency bonds & notes	–	285	–	285
Corporate bonds, notes & loans	–	253	–	253
Short-term securities	–	178,423	–	178,423

Total	$–	$441,570	$–	$441,570

	Other investments*

	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 45	$ –	$–	$ 45
Unrealized appreciation on interest rate swaps	–	2,072	–	2,072
Liabilities:
Unrealized depreciation on futures contracts	(270)	–	–	(270)

Total	$(225)	$2,072	$–	$1,847

  *Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

At June 30, 2021, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$–	$1,064,145	$–	$1,064,145
Mortgage-backed obligations	–	356,523	–	356,523
Federal agency bonds & notes	–	265,578	–	265,578
Short-term securities	–	501,987	–	501,987

Total	$–	$2,188,233	$–	$2,188,233

	Other investments*

	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 2,742	$ –	$–	$ 2,742
Unrealized appreciation on interest rate swaps	–	5,702	–	5,702
Liabilities:
Unrealized depreciation on futures contracts	(4,263)	–	–	(4,263)
Unrealized depreciation on interest rate swaps	–	(10,883)	–	(10,883)

Total	$(1,521)	$(5,181)	$–	$ (6,702)

  *Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

268        American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks – The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks – The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies – Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

American Funds Insurance Series        269

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries – Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets – Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to a fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

270        American Funds Insurance Series

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency – The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Currency transactions – In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to a fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose a fund to potential gains and losses in excess of the initial amount invested.

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts – A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

American Funds Insurance Series        271

Investing in inflation-linked bonds – The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements – Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk – The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation – A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk– As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk – Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

272        American Funds Insurance Series

Management – The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure – The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the 1940 Act, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management – The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks – Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts – In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging – There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

American Funds Insurance Series        273

Short positions – Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending – Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of securities on loan	Cash	U.S. government securities	Value of investment securities purchased

Global Growth Fund	$43,575	$44,595	$ 37	$40,135
Global Small Capitalization Fund	83,042	83,273	4,999	74,946
Growth Fund	38,885	39,687	–	35,718
International Fund	18,837	18,284	1,327	16,456
New World Fund	11,836	3,178	9,205	2,860
Washington Mutual Investors Fund	73,663	75,183	–	67,665
Capital World Growth and Income Fund	12,432	12,943	–	11,649
Growth-Income Fund	75,628	77,195	–	69,475
International Growth and Income Fund	671	705	–	634
Capital Income Builder	638	651	–	586
Asset Allocation Fund	25,453	26,046	–	23,441

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds – Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

274        American Funds Insurance Series

Mortgage dollar rolls – Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions – Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities – The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments – Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2021, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $187,000, $28,000 and $62,000, respectively, which would represent 0.01%, less than 0.01% and less than 0.01%, respectively, of the net assets of each fund should such commitments become due.

Options contracts – The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts – Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities.

American Funds Insurance Series        275

Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts – Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps – Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices – Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

276        American Funds Insurance Series

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps

New World Fund	Not applicable	$ 4,542	$ 3,375	Not applicable	Not applicable
Capital Income Builder	Not applicable	44,913	592	$ 46,133	$ 3,332
Asset Allocation Fund	Not applicable	1,197,946	Not applicable	89,617	117,516
Global Balanced Fund	Not applicable	33,277	29,902	8,158	2,562
The Bond Fund of America	Not applicable	4,115,606	345,829	774,224	109,530
Capital World Bond Fund	Not applicable	568,310	564,904	97,051	57,819
American High-Income Trust	Not applicable	55,713	Not applicable	Not applicable	39,045
American Funds Mortgage Fund	Not applicable	48,283	Not applicable	60,817	Not applicable
U.S. Government Securities Fund	Not applicable	1,611,010	Not applicable	1,356,334	Not applicable
Managed Risk Growth Fund	$ 5,123	103,958	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	1,277	238,049	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	3,674	69,045	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	53,872	312,170	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	5,776	340,005	Not applicable	Not applicable	Not applicable

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and/or the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2021 (dollars in thousands):

International Fund

		Net realized loss		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Forward currency	Currency	Net realized loss on forward currency contracts	$(86)	Net unrealized appreciation on forward currency contracts	$86

See end of tables for footnotes.

American Funds Insurance Series        277

New World Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$147	Unrealized depreciation[1]	$157

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	69	Unrealized depreciation on open forward currency contracts	–

			$216		$157

		Net realized loss		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(101)	Net unrealized appreciation on futures contracts	$ –

Forward currency	Currency	Net realized loss on forward currency contracts	(8)	Net unrealized appreciation on forward currency contracts	123

			$(109)		$123

Capital Income Builder

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 522	Unrealized depreciation[1]	$48

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	–	Unrealized depreciation on open forward currency contracts	1

Swap	Interest	Unrealized appreciation[1]	1,167	Unrealized depreciation[1]	–

Swap	Credit	Unrealized appreciation[1]	39	Unrealized depreciation[1]	–

			$1,728		$49

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(1,194)	Net unrealized appreciation on futures contracts	$ 524

Forward currency	Currency	Net realized loss on forward currency contracts	(17)	Net unrealized appreciation on forward currency contracts	21

Swap	Interest	Net realized gain on swap contracts	371	Net unrealized appreciation on swap contracts	598

Swap	Credit	Net realized gain on swap contracts	239	Net unrealized depreciation on swap contracts	(113)

			$ (601)		$1,030

See end of tables for footnotes.

278        American Funds Insurance Series

Asset Allocation Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 901	Unrealized depreciation[1]	$4,764

Swap	Interest	Unrealized appreciation[1]	862	Unrealized depreciation[1]	–

Swap	Credit	Unrealized appreciation[1]	–	Unrealized depreciation[1]	382

			$1,763		$5,146

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$ (916)	Net unrealized depreciation on futures contracts	$(3,091)

Swap	Interest	Net realized gain on swap contracts	1,076	Net unrealized appreciation on swap contracts	66

Swap	Credit	Net realized loss on swap contracts	(1,306)	Net unrealized depreciation on swap contracts	(382)

			$(1,146)		$(3,407)

Global Balanced Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 12	Unrealized depreciation[1]	$ 40

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	193	Unrealized depreciation on open forward currency contracts	217

Swap	Interest	Unrealized appreciation[1]	13	Unrealized depreciation[1]	51

Swap	Credit	Unrealized appreciation[1]	–	Unrealized depreciation[1]	5

			$218		$313

		Net realized gain (loss)		Net unrealized depreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ 160	Net unrealized depreciation on futures contracts	$ (31)

Forward currency	Currency	Net realized loss on forward currency contracts	(485)	Net unrealized depreciation on forward currency contracts	(22)

Swap	Interest	Net realized gain on swap contracts	17	Net unrealized depreciation on swap contracts	(59)

Swap	Credit	Net realized loss on swap contracts	(15)	Net unrealized depreciation on swap contracts	(5)

			$(323)		$(117)

See end of tables for footnotes.

American Funds Insurance Series        279

The Bond Fund of America

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$15,162	Unrealized depreciation[1]	$21,263

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	97	Unrealized depreciation on open forward currency contracts	8

Swap	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	11,390

Swap	Credit	Unrealized appreciation[1]	88	Unrealized depreciation[1]	–

			$15,347		$32,661

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ 20,928	Net unrealized depreciation on futures contracts	$(12,908)

Forward currency	Currency	Net realized gain on forward currency contracts	5,716	Net unrealized appreciation on forward currency contracts	2,696

Swap	Interest	Net realized loss on swap contracts	(15,071)	Net unrealized appreciation on swap contracts	13,671

Swap	Credit	Net realized gain on swap contracts	120	Net unrealized appreciation on swap contracts	88

			$ 11,693		$ 3,547

Capital World Bond Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 730	Unrealized depreciation[1]	$ 981

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,433	Unrealized depreciation on open forward currency contracts	8,434

Swap	Interest	Unrealized appreciation[1]	276	Unrealized depreciation[1]	804

Swap	Credit	Unrealized appreciation[1]	–	Unrealized depreciation[1]	205

			$3,439		$10,424

		Net realized loss		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$ (2,448)	Net unrealized depreciation on futures contracts	$ (404)

Forward currency	Currency	Net realized loss on forward currency contracts	(12,193)	Net unrealized depreciation on forward currency contracts	(6,357)

Swap	Interest	Net realized loss on swap contracts	(146)	Net unrealized depreciation on swap contracts	(464)

Swap	Credit	Net realized loss on swap contracts	(916)	Net unrealized appreciation on swap contracts	462

			$(15,703)		$(6,763)

See end of tables for footnotes.

280        American Funds Insurance Series

American High-Income Trust

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$–	Unrealized depreciation[1]	$234

Swap	Credit	Unrealized appreciation[1]	–	Unrealized depreciation[1]	219
			$–		$453

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ 628	Net unrealized depreciation on futures contracts	$(215)

Swap	Credit	Net realized loss on swap contracts	(2,192)	Net unrealized appreciation on swap contracts	502
			$(1,564)		$287

American Funds Mortgage Fund
		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 45	Unrealized depreciation[1]	$270

Swap	Interest	Unrealized appreciation[1]	2,072	Unrealized depreciation[1]	–
			$2,117		$270

		Net realized gain		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ 984	Net unrealized depreciation on futures contracts	$(258)

Swap	Interest	Net realized gain on swap contracts	292	Net unrealized appreciation on swap contracts	858
			$1,276		$600

See end of tables for footnotes.

American Funds Insurance Series        281

U.S. Government Securities Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$2,742	Unrealized depreciation[1]	$ 4,263

Swap	Interest	Unrealized appreciation[1]	5,702	Unrealized depreciation[1]	10,883
			$8,444		$15,146

		Net realized gain		Net unrealized depreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ 5,073	Net unrealized depreciation on futures contracts	$ (1,481)

Swap	Interest	Net realized gain on swap contracts	48,313	Net unrealized depreciation on swap contracts	(32,661)
			$53,386		$(34,142)

Managed Risk Growth Fund
		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$2,241	Investment securities from unaffiliated issuers	$ –

Futures	Equity	Unrealized appreciation[1]	378	Unrealized depreciation[1]	–

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	(135)
			$2,619		$(135)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$ –	Net unrealized depreciation on investments in unaffiliated issuers	$(671)

Futures	Currency	Net realized gain on futures contracts	31	Net unrealized appreciation on futures contracts	–

Futures	Equity	Net realized loss on futures contracts	(12,919)	Net unrealized appreciation on futures contracts	378

Futures	Interest	Net realized loss on futures contracts	(380)	Net unrealized depreciation on futures contracts	(204)
			$(13,268)		$(497)

See end of tables for footnotes.

282        American Funds Insurance Series

Managed Risk International Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$600	Investment securities from unaffiliated issuers	$ –

Futures	Equity	Unrealized appreciation[1]	–	Unrealized depreciation[1]	(124)

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	(33)
			$600		$(157)

		Net realized gain (loss)		Net unrealized depreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$ –	Net unrealized depreciation on investments in unaffiliated issuers	$ (72)

Futures	Currency	Net realized gain on futures contracts	130	Net unrealized appreciation on futures contracts	$ –

Futures	Equity	Net realized loss on futures contracts	(1,221)	Net unrealized depreciation on futures contracts	(124)

Futures	Interest	Net realized loss on futures contracts	(101)	Net unrealized depreciation on futures contracts	(54)
			$(1,192)		$(250)

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$1,660	Investment securities from unaffiliated issuers	$ –

Futures	Equity	Unrealized appreciation[1]	285	Unrealized depreciation[1]	–

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	(83)
			$1,945		$(83)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$ –	Net unrealized depreciation on investments in unaffiliated issuers	$(456)

Futures	Currency	Net realized gain on futures contracts	6	Net unrealized appreciation on futures contracts	–

Futures	Equity	Net realized loss on futures contracts	(7,660)	Net unrealized appreciation on futures contracts	285

Futures	Interest	Net realized loss on futures contracts	(409)	Net unrealized depreciation on futures contracts	(121)
			$(8,063)		$(292)

See end of tables for footnotes.

American Funds Insurance Series        283

Managed Risk Growth-Income Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$ 9,444	Investment securities from unaffiliated issuers	$ –

Futures	Equity	Unrealized appreciation[1]	1,597	Unrealized depreciation[1]	–

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	(608)
			$11,041		$(608)

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(43,319)	Net unrealized appreciation on investments in unaffiliated issuers	$ 772

Futures	Currency	Net realized gain on futures contracts	132	Net unrealized appreciation on futures contracts	–

Futures	Equity	Net realized loss on futures contracts	(2,180)	Net unrealized depreciation on futures contracts	(1,040)

Futures	Interest	Net realized loss on futures contracts	(1,816)	Net unrealized depreciation on futures contracts	(949)
			$(47,183)		$(1,217)

Managed Risk Asset Allocation Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$2,562	Investment securities from unaffiliated issuers	$ –

Futures	Equity	Unrealized appreciation[1]	419	Unrealized depreciation[1]	–

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	(540)
			$2,981		$(540)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$ –	Net unrealized depreciation on investments in unaffiliated issuers	$ (741)

Futures	Currency	Net realized gain on futures contracts	191	Net unrealized appreciation on futures contracts	–

Futures	Equity	Net realized loss on futures contracts	(20,861)	Net unrealized appreciation on futures contracts	419

Futures	Interest	Net realized loss on futures contracts	(1,953)	Net unrealized depreciation on futures contracts	(898)
			$(22,623)		$(1,220)

[1]

Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in the fund’s investment portfolio.

284        American Funds Insurance Series

Collateral – Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset – Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2021, if close-out netting was exercised (dollars in thousands):

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral	*	Cash collateral	*	Net amount

Assets:
Citibank	$69	$–	$–		$–		$69

Capital Income Builder
	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral	*	Cash collateral	*	Net amount

Liabilities:
HSBC Bank	$1	$–	$–		$–		$1

See end of tables for footnote.

American Funds Insurance Series        285

Global Balanced Fund

Counterparty	Gross amount	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Bank of America	$ 10	$(10)	$–	$–	$ –
Bank of New York Mellon	12	–	–	–	12
Citibank	2	(2)	–	–	–
Goldman Sachs	27	(26)	–	–	1
HSBC Bank	61	(12)	–	–	49
Morgan Stanley	29	(4)	–	–	25
Standard Chartered Bank	29	(22)	–	–	7
UBS AG	23	–	–	–	23

Total	$193	$(76)	$–	$–	$117

Liabilities:
Bank of America	$ 20	$(10)	$–	$–	$ 10
Citibank	133	(2)	–	–	131
Goldman Sachs	26	(26)	–	–	–
HSBC Bank	12	(12)	–	–	–
Morgan Stanley	4	(4)	–	–	–
Standard Chartered Bank	22	(22)	–	–	–

Total	$217	$(76)	$–	$–	$141

The Bond Fund of America

Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Goldman Sachs	$90	$ –	$–	$–	$90
Morgan Stanley	7	(7)	–	–	–

Total	$97	$(7)	$–	$–	$90

Liabilities:
Morgan Stanley	$ 8	$(7)	$–	$–	$ 1

See end of tables for footnote.

286        American Funds Insurance Series

Capital World Bond Fund

Counterparty	Gross amount	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Bank of America	$ 123	$ (123)	$ –	$ –	$ –
Bank of New York Mellon	80	–	–	–	80
Barclays Bank PLC	67	–	–	–	67
Citibank	367	(367)	–	–	–
Goldman Sachs	265	(265)	–	–	–
HSBC Bank	423	(423)	–	–	–
JPMorgan Chase	93	(55)	–	–	38
Morgan Stanley	344	(62)	–	(282)	–
Standard Chartered Bank	620	(620)	–	–	–
UBS AG	51	(37)	–	–	14

Total	$2,433	$(1,952)	$ –	$ (282)	$199

Liabilities:
Bank of America	$ 540	$ (123)	$ (301)	$ –	$116
Citibank	1,203	(367)	(763)	–	73
Goldman Sachs	1,153	(265)	(784)	–	104
HSBC Bank	1,562	(423)	(1,139)	–	–
JPMorgan Chase	55	(55)	–	–	–
Morgan Stanley	62	(62)	–	–	–
Standard Chartered Bank	3,822	(620)	(3,202)	–	–
UBS AG	37	(37)	–	–	–

Total	$8,434	$(1,952)	$(6,189)	$ –	$293

* Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation – Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Insurance Series        287

Distributions – Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund

As of December 31, 2020:
Undistributed ordinary income	$ 23,610	$ –	$ 276,979	$ 4,878	$ 10,741	$ 38,218
Undistributed long-term capital gains	445,512	123,145	5,068,501	–	143,589	–
Capital loss carryforward*	–	–	–	(136,440)	–	(63,496)

As of June 30, 2021:
Gross unrealized appreciation on investments	4,818,951	2,345,875	23,076,913	3,344,703	1,836,812	2,019,310
Gross unrealized depreciation on investments	(122,078)	(63,607)	(179,233)	(205,782)	(38,585)	(119,493)
Net unrealized appreciation (depreciation) on investments	4,696,873	2,282,268	22,897,680	3,138,921	1,798,227	1,899,817

Cost of investments	4,703,388	3,011,630	19,467,951	6,862,351	2,835,007	8,320,670

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund

As of December 31, 2020:
Undistributed ordinary income	$ 4,517	$ 161,308	$ 5,778	$ 3,530	$ 248,732	$ 646
Undistributed long-term capital gains	51,479	403,490	–	–	899,471	1,975
Capital loss carryforward*	–	–	(76,870)	(62,945)	–	–

As of June 30, 2021:
Gross unrealized appreciation on investments	569,198	17,764,038	405,480	213,505	10,140,213	110,587
Gross unrealized depreciation on investments	(24,525)	(218,650)	(27,871)	(4,531)	(171,256)	(4,872)
Net unrealized appreciation (depreciation) on investments	544,673	17,545,388	377,609	208,974	9,968,957	105,715

Cost of investments	1,826,123	23,565,078	980,525	843,729	23,664,238	350,045

See end of tables for footnote.

288        American Funds Insurance Series

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund

As of December 31, 2020:
Undistributed ordinary income	$ 293,413	$ 42,838	$ 6,554	$ 7,215	$ –	$ 133,505
Undistributed long-term capital gains	218,389	21,745	–	4,438	–	51,890
Capital loss carryforward*	–	–	(247,718)	–	(1)	–

As of June 30, 2021:
Gross unrealized appreciation on investments	491,569	88,632	65,471	5,046	2	42,879
Gross unrealized depreciation on investments	(89,604)	(33,823)	(29,508)	(2,892)	(8)	(40,532)
Net unrealized appreciation (depreciation) on investments	401,965	54,809	35,963	2,154	(6)	2,347

Cost of investments	13,411,982	2,084,597	1,033,321	441,225	331,924	2,132,455

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2020:
Undistributed ordinary income	$ 1,371	$ 929	$ 4,349	$ 25,029	$ 31,041
Undistributed long-term capital gains	24,118	–	–	33,730	–
Capital loss carryforward*	–	(11,769)	(22,483)	–	(31,551)
As of June 30, 2021:
Gross unrealized appreciation on investments	121,402	29,430	52,391	511,295	509,810
Gross unrealized depreciation on investments	(3,358)	(970)	(4,203)	(42,801)	(1,281)
Net unrealized appreciation (depreciation) on investments	118,044	28,460	48,188	468,494	508,529
Cost of investments	479,803	141,301	314,848	2,121,829	2,350,405

*

Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$11,038	$193,074	$204,112	$16,383	$73,033	$89,416
Class 1A	33	645	678	29	205	234
Class 2	10,860	221,402	232,262	13,463	109,286	122,749
Class 4	1,339	30,748	32,087	653	11,537	12,190

Total	$23,270	$445,869	$469,139	$30,528	$194,061	$224,589

American Funds Insurance Series        289

Global Small Capitalization Fund

	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$–	$ 55,655	$ 55,655	$ 5,414	$120,074	$125,488
Class 1A	–	39	39	2	42	44
Class 2	–	60,246	60,246	5,373	140,495	145,868
Class 4	–	7,215	7,215	408	12,682	13,090

Total	$–	$123,155	$123,155	$11,197	$273,293	$284,490

Growth Fund

	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$117,454	$2,073,422	$2,190,876	$ 68,600	$285,315	$353,915
Class 1A	490	9,031	9,521	141	547	688
Class 2	139,683	2,610,409	2,750,092	53,722	404,657	458,379
Class 3	1,909	35,107	37,016	860	5,433	6,293
Class 4	17,483	340,551	358,034	3,629	42,241	45,870

Total	$277,019	$5,068,520	$5,345,539	$126,952	$738,193	$865,145

International Fund

	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$3,155	$–	$3,155	$44,223	$–	$44,223
Class 1A	2	–	2	56	–	56
Class 2	808	–	808	25,688	–	25,688
Class 3	7	–	7	157	–	157
Class 4	–	–	–	1,591	–	1,591

Total	$3,972	$–	$3,972	$71,715	$–	$71,715

New World Fund

	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 6,440	$ 78,257	$ 84,697	$16,847	$ 8,752	$25,599
Class 1A	16	273	289	48	26	74
Class 2	2,577	36,498	39,075	6,570	4,233	10,803
Class 4	1,718	28,566	30,284	4,454	3,019	7,473

Total	$10,751	$143,594	$154,345	$27,919	$16,030	$43,949

290        American Funds Insurance Series

Washington Mutual Investors Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$23,333	$–	$23,333	$100,756	$ 61,517	$162,273
Class 1A	387	–	387	350	134	484
Class 2	11,499	–	11,499	48,936	34,662	83,598
Class 4	3,024	–	3,024	10,866	7,992	18,858

Total	$38,243	$–	$38,243	$160,908	$104,305	$265,213

Capital World Growth and Income Fund

	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$1,716	$16,997	$18,713	$ 8,987	$15,679	$24,666
Class 1A	6	67	73	28	53	81
Class 2	2,484	29,988	32,472	15,537	32,112	47,649
Class 4	318	4,436	4,754	1,576	3,612	5,188

Total	$4,524	$51,488	$56,012	$26,128	$51,456	$77,584

Growth-Income Fund

	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 99,866	$239,575	$339,441	$381,174	$482,142	$ 863,316
Class 1A	71	185	256	211	265	476
Class 2	55,071	145,765	200,836	207,651	305,445	513,096
Class 3	612	1,578	2,190	2,378	3,413	5,791
Class 4	5,728	16,418	22,146	17,727	29,072	46,799

Total	$161,348	$403,521	$564,869	$609,141	$820,337	$1,429,478

International Growth and Income Fund

	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$4,002	$–	$4,002	$17,264	$–	$17,264
Class 1A	13	–	13	38	–	38
Class 2	682	–	682	2,910	–	2,910
Class 4	334	–	334	1,255	–	1,255

Total	$5,031	$–	$5,031	$ 21,467	$–	$21,467

Capital Income Builder

	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 6,287	$–	$ 6,287	$17,286	$–	$17,286
Class 1A	69	–	69	161	–	161
Class 2	94	–	94	181	–	181
Class 4	4,338	–	4,338	11,369	–	11,369

Total	$ 10,788	$–	$10,788	$28,997	$–	$28,997

American Funds Insurance Series        291

Asset Allocation Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$164,249	$579,353	$ 743,602	$333,238	$ 79,610	$412,848
Class 1A	124	457	581	213	51	264
Class 2	41,744	154,751	196,495	80,906	22,747	103,653
Class 3	267	976	1,243	520	141	661
Class 4	42,398	164,028	206,426	67,789	21,221	89,010

Total	$248,782	$899,565	$1,148,347	$482,666	$123,770	$606,436

Global Balanced Fund
	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$164	$ 502	$ 666	$1,746	$5,085	$ 6,831
Class 1A	5	15	20	29	99	128
Class 2	303	925	1,228	2,128	7,631	9,759
Class 4	175	536	711	844	3,811	4,655

Total	$647	$1,978	$2,625	$4,747	$16,626	$21,373

The Bond Fund of America
	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$181,262	$133,858	$315,120	$185,412	$25,238	$210,650
Class 1A	258	193	451	224	31	255
Class 2	92,606	69,578	162,184	96,166	14,478	110,644
Class 4	19,437	14,777	34,214	15,659	2,303	17,962

Total	$293,563	$218,406	$511,969	$297,461	$42,050	$339,511

Capital World Bond Fund
	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$20,468	$10,279	$30,747	$30,575	$4,335	$34,910
Class 1A	13	7	20	16	3	19
Class 2	21,199	10,855	32,054	24,602	3,871	28,473
Class 4	1,170	612	1,782	1,252	206	1,458

Total	$42,850	$21,753	$64,603	$56,445	$8,415	$64,860

292        American Funds Insurance Series

American High-Income Trust

	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$ 926	$–	$ 926	$10,071		$–	$10,071
Class 1A	8	–	8	78		–	78
Class 2	4,966	–	4,966	54,086		–	54,086
Class 3	74	–	74	799		–	799
Class 4	588	–	588	4,806		–	4,806

Total	$6,562	$–	$6,562	$69,840		$–	$69,840

American Funds Mortgage Fund

	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$5,055	$3,087	$ 8,142	$3,288		$263	$3,551
Class 1A	30	18	48	13		1	14
Class 2	1,260	784	2,044	722		75	797
Class 4	873	551	1,424	406		52	458

Total	$7,218	$4,440	$11,658	$4,429		$391	$4,820

Ultra-Short Bond Fund

	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$–	$–	$–	$104		$–	$104
Class 1A	–	–	–	–	†	–	–	†
Class 2	–	–	–	558		–	558
Class 3	–	–	–	8		–	8
Class 4	–	–	–	67		–	67

Total	$–	$–	$–	$737		$–	$737

U.S. Government Securities Fund
	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$ 24,215	$ 9,355	$ 33,570	$12,901		$ 3,231	$16,132
Class 1A	335	129	464	107		29	136
Class 2	92,923	36,124	129,047	40,852		11,067	51,919
Class 3	602	234	836	318		89	407
Class 4	15,448	6,057	21,505	7,195		1,992	9,187

Total	$133,523	$51,899	$185,422	$61,373		$16,408	$77,781

See end of tables for footnote.

American Funds Insurance Series        293

Managed Risk Growth Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 43	$ 409	$ 452	$ 64	$ 374	$ 438
Class P2	1,329	23,710	25,039	3,441	21,395	24,836

Total	$1,372	$24,119	$25,491	$3,505	$21,769	$25,274

Managed Risk International Fund
	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$ 14	$–	$ 14	$ 21	$ 10	$ 31
Class P2	917	–	917	1,913	1,303	3,216

Total	$931	$–	$931	$1,934	$1,313	$3,247

Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$ 24	$–	$ 24	$ 29	$ 37	$ 66
Class P2	4,326	–	4,326	6,006	10,828	16,834

Total	$4,350	$–	$4,350	$6,035	$10,865	$16,900

Managed Risk Growth-Income Fund
	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$21,909	$29,380	$51,289	$37,519	$103,175	$140,694
Class P2	3,122	4,359	7,481	4,874	15,199	20,073

Total	$25,031	$33,739	$58,770	$42,393	$118,374	$160,767

Managed Risk Asset Allocation Fund
	Six months ended June 30, 2021			Year ended December 31, 2020

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$ 80	$–	$ 80	$ 58	$ 146	$ 204
Class P2	30,961	–	30,961	40,641	105,833	146,474

Total	$31,041	$–	$31,041	$40,699	$105,979	$146,678

    †Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

294        American Funds Insurance Series

Investment advisory services – The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers – CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the six months ended June 30, 2021, CRMC waived $28,000 in fees for Global Growth Fund in advance of the investment advisory and service agreement that became effective May 1, 2021.

At the beginning of the year, CRMC waived a portion of its investment advisory services fees at the rates of 0.18%, 0.26%, 0.10% and 0.18% of the daily net assets of New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund, respectively. Effective May 1, 2021, CRMC revised the waiver rates to 0.25% and 0.21% of the daily net assets of Capital Income Builder and American Funds Mortgage Fund, respectively. The waiver rates for New World Fund and Capital World Bond Fund were not changed.

Effective May 1, 2021, CRMC began to waive a portion of its investment advisory services fees at the rates of 0.16%, 0.23%, 0.19%, 0.19% and 0.16% of the daily net assets of Washington Mutual Investors Fund, Capital World Growth and Income Fund, The Bond Fund of America, American High-Income Trust and U.S. Government Securities Fund, respectively. During the six months ended June 30, 2021, CRMC also waived a portion of its investment advisory services fees at the rate of 0.05% of the daily net assets of each of the managed risk funds.

The waiver rates for each fund, except Global Growth Fund, will be in effect through at least May 1, 2022, and may only be modified or terminated with the approval of the series’ board. For the six months ended June 30, 2021, total investment advisory services fees waived by CRMC were $16,839,000. CRMC does not intend to recoup these waivers. Investment advisory services fees in each fund’s statement of operations are presented gross of the waivers from CRMC.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30,	For the six months ended June 30,

Fund	Beginning with	Ending with	Up to	In excess of	2021, before waiver	2021, after waiver

Global Growth Fund	.690%	.445%	$ .6	$ 8.0	.500%	.499%
Global Small Capitalization Fund	.800	.635	.6	5.0	.684	.684
Growth Fund	.500	.280	.6	34.0	.309	.309
International Fund	.690	.430	.5	21.0	.489	.489
New World Fund	.850	.580	.5	4.0	.679	.499
Washington Mutual Investors Fund	.500	.350	.6	10.5	.385	.330
Capital World Growth and Income Fund	.690	.480	.6	3.0	.586	.506
Growth-Income Fund	.500	.219	.6	34.0	.250	.250
International Growth and Income Fund	.690	.500	.5	1.5	.605	.605
Capital Income Builder	.500	.410	.6	1.0	.472	.215
Asset Allocation Fund	.500	.240	.6	21.0	.261	.261
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
The Bond Fund of America	.480	.320	.6	13.0	.359	.293
Capital World Bond Fund	.570	.450	1.0	3.0	.531	.431
American High-Income Trust	.500	.420	.6	2.0	.487	.421
American Funds Mortgage Fund	.420	.290	.6	3.0	.420	.230
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government Securities Fund	.420	.290	.6	3.0	.355	.302
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

American Funds Insurance Series        295

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services – The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services – The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services – The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services – The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

296        American Funds Insurance Series

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 537
Class 1A	$ –	$ 16	2
Class 2	5,587	Not applicable	670
Class 4	731	731	88

Total class-specific expenses	$6,318	$747	$1,297

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$2,444
Class 1A	$ –	$ 93	11
Class 2	25,979	Not applicable	3,118
Class 3	256	Not applicable	43
Class 4	3,175	3,175	381

Total class-specific expenses	$29,410	$3,268	$5,997

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$359
Class 1A	$ –	$ 23	3
Class 2	1,401	Not applicable	168
Class 4	1,059	1,059	127

Total class-specific expenses	$2,460	$1,082	$657

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$103
Class 1A	$ –	$ 4	–	*
Class 2	1,692	Not applicable	203
Class 4	229	229	28

Total class-specific expenses	$1,921	$233	$334

See end of tables for footnote.

Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$370
Class 1A	$ –	$ 2	–	*
Class 2	3,342	Not applicable	401
Class 4	375	375	45

Total class-specific expenses	$3,717	$377	$816

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 830
Class 1A	$ –	$ 13	1
Class 2	5,532	Not applicable	664
Class 3	22	Not applicable	3
Class 4	539	539	65

Total class-specific expenses	$6,093	$552	$1,563

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable Not applicable		$ 897
Class 1A	$ –	$ 65	8
Class 2	4,028	Not applicable	484
Class 4	1,092	1,093	131

Total class-specific expenses	$5,120	$1,158	$1,520

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$3,565
Class 1A	$ –	$ 22	3
Class 2	18,063	Not applicable	2,167
Class 3	143	Not applicable	24
Class 4	1,918	1,918	230

Total class-specific expenses	$20,124	$1,940	$5,989

American Funds Insurance Series        297

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$167
Class 1A	$ –	$ 4	1
Class 2	275	Not applicable	33
Class 4	145	145	17

Total class-specific expenses	$420	$149	$218

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$2,988
Class 1A	$ –	$ 19	2
Class 2	6,680	Not applicable	802
Class 3	30	Not applicable	5
Class 4	6,795	6,795	815

Total class-specific expenses	$13,505	$6,814	$4,612

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$1,066
Class 1A	$ –	$ 13	1
Class 2	4,736	Not applicable	568
Class 4	947	947	114

Total class-specific expenses	$5,683	$960	$1,749

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 19
Class 1A	$ –	$ 1	–	*
Class 2	841	Not applicable	101
Class 3	9	Not applicable	2
Class 4	99	100	12

Total class-specific expenses	$949	$101	$134

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 93
Class 1A	$ –	$ 8	1
Class 2	11	Not applicable	1
Class 4	616	616	74

Total class-specific expenses	$627	$624	$169

Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$18
Class 1A	$ –	$ 4	1
Class 2	262	Not applicable	31
Class 4	141	141	17

Total class-specific expenses	$403	$145	$67

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$175
Class 1A	$ –	$ 1	–	*
Class 2	1,310	Not applicable	157
Class 4	75	75	9

Total class-specific expenses	$1,385	$76	$341

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$34
Class 1A	$ –	$ 2	–	*
Class 2	73	Not applicable	9
Class 4	49	49	6

Total class-specific expenses	$122	$51	$49

See end of tables for footnote.

298        American Funds Insurance Series

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 6
Class 1A	$ –	$ –	–	*
Class 2	344	Not applicable	41
Class 3	4	Not applicable	1
Class 4	50	50	6

Total class-specific expenses	$ 398	$50	$54

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$ 14
Class P2	$704	704

Total class-specific expenses	$704	$718

Managed Risk Washington
Mutual Investors Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$ 2
Class P2	$447	447

Total class-specific expenses	$447	$449

Managed Risk Asset Allocation Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$ 7
Class P2	$3,492	3,492

Total class-specific expenses	$3,492	$3,499

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 59
Class 1A	$ –	$ 5	1
Class 2	1,788	Not applicable	215
Class 3	9	Not applicable	1
Class 4	313	313	37

Total class-specific expenses	$2,110	$318	$313

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$ 2
Class P2	$207	207

Total class-specific expenses	$207	$209

Managed Risk Growth-Income Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,723
Class P2	$405	405

Total class-specific expenses	$405	$3,128

*Amount less than one thousand.

Miscellaneous fee reimbursements – CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2021, total fees and expenses reimbursed by CRMC were $29,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in the fund’s statement of operations are presented gross of any reimbursements from CRMC.

American Funds Insurance Series        299

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$11		$13		$ 24
Global Small Capitalization Fund	7		8		15
Growth Fund	50		58		108
International Fund	12		16		28
New World Fund	6		6		12
Washington Mutual Investors Fund	12		15		27
Capital World Growth and Income Fund	3		3		6
Growth-Income Fund	49		59		108
International Growth and Income Fund	2		2		4
Capital Income Builder	1		2		3
Asset Allocation Fund	38		46		84
Global Balanced Fund	–	*	1		1
The Bond Fund of America	15		17		32
Capital World Bond Fund	3		3		6
American High-Income Trust	1		1		2
American Funds Mortgage Fund	–	*	1		1
Ultra-Short Bond Fund	–	*	1		1
U.S. Government Securities Fund	3		3		6
Managed Risk Growth Fund	–	*	1		1
Managed Risk International Fund	–	*	–	*	–	*
Managed Risk Washington Mutual Investors Fund	–	*	1		1
Managed Risk Growth-Income Fund	3		4		7
Managed Risk Asset Allocation Fund	4		4		8

    * Amount less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF – Some of the funds hold shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds – The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

300        American Funds Insurance Series

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2021 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$4,500	$79,532	$26,691
Global Small Capitalization Fund	15,747	154,738	87,823
Growth Fund	186,804	130,809	10,383
International Fund	397,021	106,191	12,563
New World Fund	15,120	17,173	1,426
Washington Mutual Investors Fund	567,542	853,438	154,001
Capital World Growth and Income Fund	257,890	113,136	23,458
Growth-Income Fund	131,465	568,702	102,620
International Growth and Income Fund	5	4,740	(402)
Capital Income Builder	10,152	40,799	2,286
Asset Allocation Fund	184,774	1,877,844	129,099
Global Balanced Fund	–	377	273
The Bond Fund of America	54,003	52,591	2,838
Capital World Bond Fund	291	10,268	2,050
American High-Income Trust	11,320	6,349	(1,054)

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2021.

9. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

American Funds Insurance Series        301

10. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$527,318	11,942	$204,112	4,778	$(158,953)	(3,671)	$572,477	13,049
Class 1A	1,735	40	678	16	(1,116)	(26)	1,297	30
Class 2	38,144	892	232,262	5,504	(317,411)	(7,404)	(47,005)	(1,008)
Class 4	81,971	1,925	32,087	766	(31,064)	(731)	82,994	1,960

Total net increase (decrease)	$649,168	14,799	$469,139	11,064	$(508,544)	(11,832)	$609,763	14,031

Year ended December 31, 2020
Class 1	$402,110	11,550	$89,416	2,661	$(365,952)	(11,056)	$125,574	3,155
Class 1A	4,330	121	234	7	(2,564)	(87)	2,000	41
Class 2	46,502	1,410	122,749	3,738	(613,644)	(18,242)	(444,393)	(13,094)
Class 4	96,748	2,812	12,190	377	(63,324)	(1,924)	45,614	1,265

Total net increase (decrease)	$549,690	15,893	$224,589	6,783	$(1,045,484)	(31,309)	$(271,205)	(8,633)

Global Small Capitalization Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$154,021	4,434	$55,510	1,581	$(634,189)	(18,143)	$(424,658)	(12,128)
Class 1A	514	15	39	1	(57)	(2)	496	14
Class 2	24,213	724	60,246	1,778	(233,030)	(6,938)	(148,571)	(4,436)
Class 4	51,537	1,534	7,215	212	(15,923)	(473)	42,829	1,273

Total net increase (decrease)	$230,285	6,707	$123,010	3,572	$(883,199)	(25,556)	$(529,904)	(15,277)

Year ended December 31, 2020
Class 1	$223,000	10,191	$125,091	5,146	$(466,963)	(18,580)	$(118,872)	(3,243)
Class 1A	627	24	43	2	(268)	(10)	402	16
Class 2	60,922	2,877	145,869	6,194	(409,129)	(15,839)	(202,338)	(6,768)
Class 4	35,430	1,424	13,089	554	(34,957)	(1,396)	13,562	582

Total net increase (decrease)	$319,979	14,516	$284,092	11,896	$(911,317)	(35,825)	$(307,246)	(9,413)

See end of tables for footnotes.

302        American Funds Insurance Series

Growth Fund
	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$1,075,952	8,588	$2,187,676	19,153		$(1,206,674)	(9,637)	$2,056,954	18,104
Class 1A	33,220	269	9,521	84		(23,499)	(183)	19,242	170
Class 2	228,281	1,840	2,750,091	24,339		(1,699,878)	(13,743)	1,278,494	12,436
Class 3	1,840	14	37,016	322		(17,494)	(138)	21,362	198
Class 4	293,870	2,411	358,034	3,232		(121,262)	(1,000)	530,642	4,643

Total net increase (decrease)	$1,633,163	13,122	$5,342,338	47,130		$(3,068,807)	(24,701)	$3,906,694	35,551

Year ended December 31, 2020
Class 1	$2,322,779	26,334	$353,232	3,917		$(2,999,100)	(33,591)	$(323,089)	(3,340)
Class 1A	33,301	338	688	8		(5,835)	(64)	28,154	282
Class 2	437,349	4,937	458,379	5,218		(3,162,923)	(34,505)	(2,267,195)	(24,350)
Class 3	1,333	17	6,293	70		(37,446)	(395)	(29,820)	(308)
Class 4	325,002	3,612	45,870	534		(283,912)	(3,180)	86,960	966

Total net increase (decrease)	$3,119,764	35,238	$864,462	9,747		$(6,489,216)	(71,735)	$(2,504,990)	(26,750)

International Fund
	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$209,107	8,690	$3,155	126		$(1,067,638)	(43,431)	$(855,376)	(34,615)
Class 1A	2,046	85	2	—	†	(1,865)	(77)	183	8
Class 2	125,395	5,234	808	33		(318,439)	(13,155)	(192,236)	(7,888)
Class 3	34	2	6	—	†	(2,009)	(82)	(1,969)	(80)
Class 4	49,971	2,105	—	—		(33,505)	(1,410)	16,466	695

Total net increase (decrease)	$386,553	16,116	$3,971	159		$(1,423,456)	(58,155)	$(1,032,932)	(41,880)

Year ended December 31, 2020
Class 1	$535,603	30,721	$44,223	2,049		$(963,355)	(50,229)	$(383,529)	(17,459)
Class 1A	2,754	147	56	2		(1,389)	(70)	1,421	79
Class 2	271,356	15,425	25,688	1,204		(667,572)	(33,696)	(370,528)	(17,067)
Class 3	226	12	157	7		(3,148)	(157)	(2,765)	(138)
Class 4	52,233	2,881	1,591	76		(62,187)	(3,226)	(8,363)	(269)

Total net increase (decrease)	$862,172	49,186	$71,715	3,338		$(1,697,651)	(87,378)	$(763,764)	(34,854)

See end of tables for footnotes.

American Funds Insurance Series        303

New World Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$93,960	2,855	$84,467	2,545	$ (96,626)	(2,932)	$81,801	2,468
Class 1A	10,433	322	289	9	(20,757)	(631)	(10,035)	(300)
Class 2	39,057	1,202	39,075	1,191	(94,272)	(2,885)	(16,140)	(492)
Class 4	69,772	2,168	30,285	931	(46,199)	(1,425)	53,858	1,674

Total net increase (decrease)	$213,222	6,547	$154,116	4,676	$(257,854)	(7,873)	$109,484	3,350

Year ended December 31, 2020
Class 1	$80,299	3,402	$25,570	1,027	$(337,036)	(13,731)	$(231,167)	(9,302)
Class 1A	12,129	461	73	3	(1,703)	(71)	10,499	393
Class 2	102,697	3,915	10,803	447	(184,643)	(7,218)	(71,143)	(2,856)
Class 4	89,140	3,662	7,473	310	(84,462)	(3,316)	12,151	656

Total net increase (decrease)	$284,265	11,440	$43,919	1,787	$(607,844)	(24,336)	$(279,660)	(11,109)

Washington Mutual Investors Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$89,775	5,710	$23,179	1,400	$(811,744)	(50,687)	$(698,790)	(43,577)
Class 1A	83,742	5,146	387	24	(1,731)	(108)	82,398	5,062
Class 2	31,907	2,066	11,499	705	(281,699)	(18,151)	(238,293)	(15,380)
Class 4	77,303	4,987	3,024	186	(33,578)	(2,182)	46,749	2,991

Total net increase (decrease)	$282,727	17,909	$38,089	2,315	$(1,128,752)	(71,128)	$(807,936)	(50,904)

Year ended December 31, 2020
Class 1	$474,186	41,847	$161,061	11,902	$(825,919)	(67,505)	$(190,672)	(13,756)
Class 1A	15,517	1,215	484	35	(2,556)	(194)	13,445	1,056
Class 2	75,893	6,771	83,599	6,287	(337,510)	(26,379)	(178,018)	(13,321)
Class 4	148,645	12,358	18,858	1,428	(54,754)	(4,444)	112,749	9,342

Total net increase (decrease)	$714,241	62,191	$264,002	19,652	$(1,220,739)	(98,522)	$(242,496)	(16,679)

Capital World Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$130,801	7,265	$18,118	1,012	$ (68,889)	(3,919)	$ 80,030	4,358
Class 1A	1,081	62	73	4	(336)	(19)	818	47
Class 2	9,471	542	32,472	1,818	(119,563)	(6,845)	(77,620)	(4,485)
Class 4	26,704	1,554	4,755	271	(7,508)	(438)	23,951	1,387

Total net increase (decrease)	$168,057	9,423	$55,418	3,105	$(196,296)	(11,221)	$ 27,179	1,307

Year ended December 31, 2020
Class 1	$274,643	21,210	$23,674	1,607	$(306,092)	(22,650)	$ (7,775)	167
Class 1A	474	35	81	6	(266)	(18)	289	23
Class 2	48,178	3,670	47,647	3,258	(175,562)	(11,876)	(79,737)	(4,948)
Class 4	26,989	1,950	5,189	362	(19,540)	(1,418)	12,638	894

Total net increase (decrease)	$350,284	26,865	$76,591	5,233	$(501,460)	(35,962)	$(74,585)	(3,864)

See end of tables for footnotes.

304        American Funds Insurance Series

Growth-Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$433,686	7,284	$338,978	5,480	$(2,416,869)	(40,085)	$(1,644,205)	(27,321)
Class 1A	2,806	48	256	4	(1,220)	(21)	1,842	31
Class 2	75,035	1,294	200,835	3,293	(1,029,661)	(17,541)	(753,791)	(12,954)
Class 3	355	6	2,190	35	(10,322)	(174)	(7,777)	(133)
Class 4	148,625	2,562	22,147	368	(62,826)	(1,091)	107,946	1,839

Total net increase (decrease)	$660,507	11,194	$564,406	9,180	$(3,520,898)	(58,912)	$(2,295,985)	(38,538)

Year ended December 31, 2020
Class 1	$1,892,111	42,172	$862,018	17,198	$(2,883,447)	(61,087)	$(129,318)	(1,717)
Class 1A	4,637	94	476	9	(1,475)	(30)	3,638	73
Class 2	252,743	5,452	513,097	10,416	(1,497,209)	(30,770)	(731,369)	(14,902)
Class 3	2,002	41	5,790	116	(23,231)	(465)	(15,439)	(308)
Class 4	174,576	3,682	46,799	965	(148,613)	(3,153)	72,762	1,494

Total net increase (decrease)	$2,326,069	51,441	$1,428,180	28,704	$(4,553,975)	(95,505)	$(799,726)	(15,360)

International Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 29,279	1,443	$ 3,971	194	$(232,053)	(11,524)	$(198,803)	(9,887)
Class 1A	1,287	64	13	1	(232)	(12)	1,068	53
Class 2	3,953	200	683	33	(17,914)	(910)	(13,278)	(677)
Class 4	10,770	548	334	16	(8,037)	(411)	3,067	153

Total net increase (decrease)	$ 45,289	2,255	$ 5,001	244	$(258,236)	(12,857)	$(207,946)	(10,358)

Year ended December 31, 2020
Class 1	$ 78,373	5,478	$17,128	948	$(179,914)	(10,267)	$ (84,413)	(3,841)
Class 1A	977	66	38	2	(791)	(49)	224	19
Class 2	13,943	970	2,909	161	(63,267)	(3,635)	(46,415)	(2,504)
Class 4	17,701	1,130	1,255	70	(13,000)	(825)	5,956	375

Total net increase (decrease)	$110,994	7,644	$21,330	1,181	$(256,972)	(14,776)	$(124,648)	(5,951)

See end of tables for footnotes.

American Funds Insurance Series        305

Capital Income Builder
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 49,189	4,272	$ 6,287	542	$(232,354)	(19,691)	$(176,878)	(14,877)
Class 1A	321	28	69	6	(151)	(13)	239	21
Class 2	2,740	238	94	8	(277)	(25)	2,557	221
Class 4	38,267	3,351	4,338	374	(23,639)	(2,061)	18,966	1,664

Total net increase (decrease)	$ 90,517	7,889	$10,788	930	$(256,421)	(21,790)	$(155,116)	(12,971)

Year ended December 31, 2020
Class 1	$237,195	24,206	$17,285	1,757	$(178,753)	(18,572)	$ 75,727	7,391
Class 1A	809	80	161	16	(340)	(34)	630	62
Class 2	2,017	200	181	18	(286)	(28)	1,912	190
Class 4	49,099	4,860	11,369	1,158	(58,009)	(5,855)	2,459	163

Total net increase (decrease)	$289,120	29,346	$28,996	2,949	$(237,388)	(24,489)	$ 80,728	7,806

Asset Allocation Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$619,470	22,174	$743,601	26,463	$ (866,828)	(31,216)	$ 496,243	17,421
Class 1A	1,793	65	581	21	(996)	(37)	1,378	49
Class 2	58,876	2,153	196,496	7,078	(322,437)	(11,724)	(67,065)	(2,493)
Class 3	848	30	1,243	44	(1,235)	(44)	856	30
Class 4	353,897	12,936	206,427	7,487	(146,094)	(5,389)	414,230	15,034

Total net increase (decrease)	$1,034,884	37,358	$1,148,348	41,093	$(1,337,590)	(48,410)	$ 845,642	30,041

Year ended December 31, 2020
Class 1	$1,817,230	79,909	$412,849	16,378	$(2,437,918)	(107,604)	$(207,839)	(11,317)
Class 1A	4,177	174	264	10	(1,862)	(81)	2,579	103
Class 2	109,553	4,668	103,653	4,169	(595,244)	(25,445)	(382,038)	(16,608)
Class 3	914	38	661	26	(4,390)	(184)	(2,815)	(120)
Class 4	410,135	17,490	89,009	3,606	(327,826)	(14,043)	171,318	7,053

Total net increase (decrease)	$2,342,009	102,279	$606,436	24,189	$(3,367,240)	(147,357)	$(418,795)	(20,889)

See end of tables for footnotes.

306        American Funds Insurance Series

Global Balanced Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 4,134	283	$ 666	44	$(34,106)	(2,374)	$(29,306)	(2,047)
Class 1A	679	46	20	2	(86)	(6)	613	42
Class 2	3,617	250	1,228	82	(11,829)	(810)	(6,984)	(478)
Class 4	16,927	1,176	711	48	(3,612)	(252)	14,026	972

Total net increase (decrease)	$25,357	1,755	$ 2,625	176	$(49,633)	(3,442)	$(21,651)	(1,511)

Year ended December 31, 2020
Class 1	$29,379	2,319	$ 6,831	491	$(35,963)	(2,860)	$ 247	(50)
Class 1A	379	27	127	9	(183)	(13)	323	23
Class 2	10,289	792	9,760	704	(28,821)	(2,185)	(8,772)	(689)
Class 4	11,783	881	4,655	339	(10,044)	(767)	6,394	453

Total net increase (decrease)	$51,830	4,019	$21,373	1,543	$(75,011)	(5,825)	$ (1,808)	(263)

The Bond Fund of America
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$1,938,652	168,484	$312,925	27,791	$ (329,786)	(28,255)	$1,921,791	168,020
Class 1A	2,848	245	451	40	(1,244)	(106)	2,055	179
Class 2	150,108	13,024	162,183	14,611	(128,895)	(11,224)	183,396	16,411
Class 4	142,549	12,420	34,213	3,096	(30,706)	(2,679)	146,056	12,837

Total net increase (decrease)	$2,234,157	194,173	$509,772	45,538	$ (490,631)	(42,264)	$2,253,298	197,447

Year ended December 31, 2020
Class 1	$1,499,439	128,201	$208,932	17,767	$(1,735,112)	(150,736)	$ (26,741)	(4,768)
Class 1A	3,563	306	255	22	(1,431)	(124)	2,387	204
Class 2	397,055	34,256	110,645	9,541	(449,029)	(39,506)	58,671	4,291
Class 4	242,089	20,999	17,962	1,553	(81,119)	(7,132)	178,932	15,420

Total net increase (decrease)	$2,142,146	183,762	$337,794	28,883	$(2,266,691)	(197,498)	$ 213,249	15,147

Capital World Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 90,907	7,206	$30,543	2,487	$(255,983)	(20,296)	$(134,533)	(10,603)
Class 1A	144	11	20	2	(132)	(10)	32	3
Class 2	61,906	4,952	32,054	2,632	(24,529)	(1,974)	69,431	5,610
Class 4	9,678	787	1,782	148	(9,021)	(731)	2,439	204

Total net increase (decrease)	$162,635	12,956	$64,399	5,269	$(289,665)	(23,011)	$ (62,631)	(4,786)

Year ended December 31, 2020
Class 1	$279,297	22,900	$34,711	2,801	$(244,497)	(20,428)	$ 69,511	5,273
Class 1A	323	26	18	1	(135)	(11)	206	16
Class 2	104,127	8,595	28,474	2,321	(140,860)	(11,802)	(8,259)	(886)
Class 4	21,389	1,754	1,457	120	(13,943)	(1,171)	8,903	703

Total net increase (decrease)	$405,136	33,275	$64,660	5,243	$(399,435)	(33,412)	$ 70,361	5,106

See end of tables for footnotes.

American Funds Insurance Series        307

American High-Income Trust
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$154,429	14,958	$ 875	85	$ (10,038)	(994)	$ 145,266	14,049
Class 1A	305	31	8	1	(207)	(21)	106	11
Class 2	13,574	1,369	4,966	492	(30,792)	(3,106)	(12,252)	(1,245)
Class 3	467	46	74	7	(591)	(59)	(50)	(6)
Class 4	72,347	6,628	588	53	(49,707)	(4,557)	23,228	2,124

Total net increase (decrease)	$241,122	23,032	$ 6,511	638	$ (91,335)	(8,737)	$ 156,298	14,933

Year ended December 31, 2020
Class 1	$ 18,985	2,117	$ 9,529	992	$(390,999)	(43,725)	$(362,485)	(40,616)
Class 1A	408	43	78	8	(220)	(23)	266	28
Class 2	18,520	1,972	54,086	5,739	(68,277)	(7,320)	4,329	391
Class 3	733	76	799	83	(1,434)	(151)	98	8
Class 4	103,183	9,989	4,806	465	(102,765)	(9,921)	5,224	533

Total net increase (decrease)	$141,829	14,197	$69,298	7,287	$(563,695)	(61,140)	$(352,568)	(39,656)

Mortgage Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 22,141	2,002	$ 8,143	764	$(13,236)	(1,205)	$17,048	1,561
Class 1A	537	49	48	4	(233)	(21)	352	32
Class 2	4,543	413	2,044	192	(3,289)	(300)	3,298	305
Class 4	7,418	683	1,423	136	(2,901)	(268)	5,940	551

Total net increase (decrease)	$ 34,639	3,147	$11,658	1,096	$(19,659)	(1,794)	$26,638	2,449

Year ended December 31, 2020
Class 1	$ 68,523	6,189	$ 3,551	321	$(68,907)	(6,295)	$ 3,167	215
Class 1A	899	81	14	1	(274)	(24)	639	58
Class 2	7,728	703	797	72	(9,799)	(891)	(1,274)	(116)
Class 4	24,189	2,227	458	42	(16,769)	(1,535)	7,878	734

Total net increase (decrease)	$101,339	9,200	$ 4,820	436	$(95,749)	(8,745)	$10,410	891

See end of tables for footnotes.

308        American Funds Insurance Series

Ultra-Short Bond Fund
	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$5,876	520	$ –		–		$ (12,519)	(1,108)	$ (6,643)	(588)
Class 1A	–	–	–		–		–	–	–	–
Class 2	50,156	4,568	–		–		(80,950)	(7,375)	(30,794)	(2,807)
Class 3	542	49	–		–		(521)	(47)	21	2
Class 4	22,155	2,003	–		–		(19,666)	(1,778)	2,489	225

Total net increase (decrease)	$78,729	7,140	$ –		–		$(113,656)	(10,308)	$ (34,927)	(3,168)

Year ended December 31, 2020
Class 1	$32,173	2,840	$104		9		$ (17,960)	(1,586)	$ 14,317	1,263
Class 1A	–	–	–	†	–	†	–	–	– †	– †
Class 2	162,780	14,772	558		50		(104,954)	(9,527)	58,384	5,295
Class 3	2,553	229	8		1		(1,439)	(129)	1,122	101
Class 4	51,028	4,586	67		6		(32,890)	(2,958)	18,205	1,634

Total net increase (decrease)	$248,534	22,427	$737		66		$(157,243)	(14,200)	$ 92,028	8,293

U.S. Government Securities Fund
	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$34,853	2,735	$32,361		2,771		$(82,460)	(6,462)	$(15,246)	(956)
Class 1A	2,726	213	464		40		(1,820)	(149)	1,370	104
Class 2	75,188	5,936	129,048		11,192		(59,432)	(4,766)	144,804	12,362
Class 3	129	10	836		72		(855)	(67)	110	15
Class 4	50,451	4,007	21,504		1,868		(80,347)	(6,400)	(8,392)	(525)

Total net increase (decrease)	$163,347	12,901	$184,213		15,943		$(224,914)	(17,844)	$122,646	11,000

Year ended December 31, 2020
Class 1	$194,142	14,793	$15,787		1,214		$(1,305,241)	(98,066)	$(1,095,312)	(82,059)
Class 1A	3,400	259	136		11		(2,557)	(195)	979	75
Class 2	211,715	16,419	51,919		4,038		(245,761)	(18,789)	17,873	1,668
Class 3	2,382	183	407		31		(1,812)	(139)	977	75
Class 4	301,535	23,299	9,187		715		(169,936)	(13,051)	140,786	10,963

Total net increase (decrease)	$713,174	54,953	$77,436		6,009		$(1,725,307)	(130,240)	$(934,697)	(69,278)

Managed Risk Growth Fund
	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$ 1,457	82	$ 452		26		$ (2,346)	(132)	$ (437)	(24)
Class P2	25,688	1,464	25,039		1,458		(32,977)	(1,879)	17,750	1,043

Total net increase (decrease)	$27,145	1,546	$25,491		1,484		$(35,323)	(2,011)	$17,313	1,019

Year ended December 31, 2020
Class P1	$ 3,987	282	$ 438		32		$ (1,595)	(110)	$ 2,830	204
Class P2	54,142	3,714	24,836		1,828		(71,110)	(4,841)	7,868	701

Total net increase (decrease)	$58,129	3,996	$25,274		1,860		$(72,705)	(4,951)	$10,698	905

See end of tables for footnotes.

American Funds Insurance Series        309

Managed Risk International Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$ 486	42	$ 14	1	$ (400)	(36)	$ 100	7
Class P2	5,401	487	917	81	(9,379)	(836)	(3,061)	(268)

Total net increase (decrease)	$ 5,887	529	$ 931	82	$ (9,779)	(872)	$(2,961)	(261)

Year ended December 31, 2020
Class P1	$ 1,063	104	$ 31	3	$ (311)	(30)	$ 783	77
Class P2	14,905	1,575	3,216	348	(17,706)	(1,759)	415	164

Total net increase (decrease)	$15,968	1,679	$3,247	351	$(18,017)	(1,789)	$ 1,198	241

Managed Risk Washington Mutual Investors Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$ 457	39	$ 24	2	$ (161)	(14)	$ 320	27
Class P2	3,961	333	4,326	357	(28,108)	(2,395)	(19,821)	(1,705)

Total net increase (decrease)	$ 4,418	372	$ 4,350	359	$(28,269)	(2,409)	$(19,501)	(1,678)

Year ended December 31, 2020
Class P1	$ 947	85	$ 66	7	$ (241)	(23)	$ 772	69
Class P2	24,832	2,333	16,834	1,640	(31,353)	(2,866)	10,313	1,107

Total net increase (decrease)	$25,779	2,418	$16,900	1,647	$(31,594)	(2,889)	$11,085	1,176

Managed Risk Growth-Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$ 29,746	2,054	$ 51,289	3,458	$ (76,683)	(5,259)	$ 4,352	253
Class P2	8,779	612	7,481	508	(17,727)	(1,218)	(1,467)	(98)

Total net increase (decrease)	$ 38,525	2,666	$ 58,770	3,966	$ (94,410)	(6,477)	$ 2,885	155

Year ended December 31, 2020
Class P1	$ 92,644	6,852	$140,694	11,020	$(143,917)	(10,953)	$ 89,421	6,919
Class P2	24,533	1,843	20,073	1,584	(19,990)	(1,489)	24,616	1,938

Total net increase (decrease)	$117,177	8,695	$160,767	12,604	$(163,907)	(12,442)	$114,037	8,857

See end of tables for footnotes.

310        American Funds Insurance Series

Managed Risk Asset Allocation Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$595	41	$80	5	$(106)	(7)	$569	39
Class P2	26,974	1,915	30,961	2,147	(176,943)	(12,616)	(119,008)	(8,554)

Total net increase (decrease)	$27,569	1,956	$31,041	2,152	$(177,049)	(12,623)	$(118,439)	(8,515)

Year ended December 31, 2020
Class P1	$3,275	256	$204	16	$(622)	(45)	$2,857	227
Class P2	73,918	5,805	146,474	12,155	(280,685)	(21,952)	(60,293)	(3,992)

Total net increase (decrease)	$77,193	6,061	$146,678	12,171	$(281,307)	(21,997)	$(57,436)	(3,765)

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

American Funds Insurance Series        311

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2021 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund

Purchases of investment securities*	$913,466	$ 900,763	$6,005,499	$2,709,411	$1,019,151	$7,267,924
Sales of investment securities*	949,187	1,622,002	6,886,699	3,545,484	1,017,212	8,150,667
Non-U.S. taxes paid on dividend income	3,512	1,456	4,658	7,227	2,231	484
Non-U.S. taxes paid on interest income	–	–	–	–	14	–
Non-U.S. taxes paid on realized gains	179	2,021	–	6,391	737	–
Non-U.S. taxes provided on unrealized appreciation	6,444	12,511	–	24,162	14,066	–

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund

Purchases of investment securities*	$1,478,038	$5,484,959	$167,107	$523,544	$21,136,320	$ 86,190
Sales of investment securities*	1,498,711	7,965,628	395,655	642,464	21,161,542	101,578
Non-U.S. taxes paid on dividend income	1,578	6,463	1,595	866	5,080	199
Non-U.S. taxes paid on interest income	–	–	–	–	–	8
Non-U.S. taxes paid (refunded) on realized gains	2,560	(4)	–	61	1,639	(4)
Non-U.S. taxes provided on unrealized appreciation	710	–	–	129	1,684	23

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund

Purchases of investment securities*	$33,592,753	$795,119	$416,447	$1,214,361	$–	$3,261,101
Sales of investment securities*	35,530,547	961,754	272,957	1,235,058	–	3,722,994
Non-U.S. taxes paid on interest income	56	218	10	–	–	–
Non-U.S. taxes paid on realized gains	–	32	–	–	–	–
Non-U.S. taxes provided on unrealized appreciation	–	77	–	–	–	–

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Purchases of investment securities*	$145,064	$20,990	$38,330	$158,090	$ 98,352
Sales of investment securities*	106,135	26,559	69,372	227,340	193,491

  *Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2021, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 21% and 15% of the outstanding shares of American Funds Insurance Series - Capital Income Builder and American Funds Insurance Series - Capital World Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 25% of the outstanding shares of American Funds Insurance Series - Global Balanced Fund.

312        American Funds Insurance Series

Financial highlights

		Income (loss) from
		investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

Global Growth Fund

Class 1:
6/30/2021[3,4]	$41.16	$.12	$ 4.67	$ 4.79	$(.12)	$(2.17)	$(2.29)	$43.66	11.76%[5]	$4,080	.55%	[6]	.54%	[6]
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515	.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942	.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010	.55		.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630	.56		1.00

Class 1A:
6/30/2021[3,4]	41.02	.06	4.66	4.72	(.11)	(2.17)	(2.28)	43.46	11.62 [5]	14	.80[6]		.29[6]
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8	.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5	.80		.77
12/31/2017[3,7]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2	.80[6]		.39[6]

Class 2:
6/30/2021[3,4]	40.72	.06	4.62	4.68	(.11)	(2.17)	(2.28)	43.12	11.60 [5]	4,602	.80[6]		.28[6]
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895	.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306	.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012	.80		.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483	.81		.76

Class 4:
6/30/2021[3,4]	40.45	.01	4.58	4.59	(.09)	(2.17)	(2.26)	42.78	11.47 [5]	648	1.05[6]		.04[6]
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211	1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94	1.06		.50

See end of tables for footnotes.

American Funds Insurance Series        313

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net (loss) income to average net assets

Global Small Capitalization Fund

Class 1:

6/30/2021[3,4]	$32.64	$(.02)	$ 3.56	$ 3.54	$ –	$ (.77)	$ (.77)	$35.41	10.86%[5]	$2,164		.74%	[6]	(.13)%	[6]
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391		.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	–	(.15)	25.38	26.22	1,639		.73		.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532		.74		.57

Class 1A:
6/30/2021[3,4]	32.49	(.06)	3.54	3.48	–	(.77)	(.77)	35.20	10.73 [5]	2		.99[6]		(.35)[6]
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1		.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	–	[8]	.98		.21
12/31/2017[3,7]	20.70	.08	4.71	4.79	(.13)	–	(.13)	25.36	23.19 [5]	–	[8]	.96[6]		.35[6]

Class 2:
6/30/2021[3,4]	31.56	(.06)	3.44	3.38	–	(.77)	(.77)	34.17	10.72 [5]	2,720		.99[6]		(.39)[6]
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653		1.00		(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	–	(.10)	24.72	25.89	2,551		.98		.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303		.99		.31

Class 4:
6/30/2021[3,4]	31.67	(.10)	3.45	3.35	–	(.77)	(.77)	34.25	10.56 [5]	334		1.24[6]		(.62)[6]
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268		1.25		(.56)
12/31/2019	21.28	(.01)	6.47	6.46	– [9]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	– [9]	5.09	5.09	(.09)	–	(.09)	24.91	25.62	125		1.23		–[10]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03

See end of tables for footnotes.

314        American Funds Insurance Series

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/2021[3,4]	$120.22	$ .25	$14.79	$15.04	$(.16)	$(16.81)	$(16.97)	$118.29	13.03%[5]	$17,535	.35%	[6]	.40%	[6]
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931	.35		1.03

Class 1A:
6/30/2021[3,4]	119.59	.10	14.69	14.79	(.12)	(16.81)	(16.93)	117.45	12.87 [5]	79	.60[6]		.16[6]
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[3,7]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3	.59[6]		.47[6]

Class 2:
6/30/2021[3,4]	119.18	.09	14.65	14.74	(.11)	(16.81)	(16.92)	117.00	12.87 [5]	21,673	.60[6]		.15[6]
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978	.60		.78

Class 3:
6/30/2021[3,4]	121.13	.14	14.91	15.05	(.13)	(16.81)	(16.94)	119.24	12.91 [5]	298	.53[6]		.22[6]
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183	.53		.85

Class 4:
6/30/2021[3,4]	117.24	(.06)	14.40	14.34	(.08)	(16.81)	(16.89)	114.69	12.74 [5]	2,829	.85[6]		(.10)[6]
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458	.85		.53

See end of tables for footnotes.

American Funds Insurance Series        315

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

International Fund

Class 1:
6/30/2021[3,4]	$23.64	$.14	$ .97	$1.11	$(.01)	$ –	$ (.01)	$24.74	4.71%[5]	$5,060	.55%	[6]	1.17%	[6]
12/31/2020	20.86	.14	2.82	2.96	(.18)	–	(.18)	23.64	14.28	5,652	.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57

Class 1A:
6/30/2021[3,4]	23.55	.12	.96	1.08	– [9]	–	– [9]	24.63	4.61 [5]	10	.80[6]		.976
12/31/2020	20.80	.08	2.81	2.89	(.14)	–	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/20173,[7]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2	.77[6]		.436

Class 2:
6/30/2021[3,4]	23.54	.11	.97	1.08	– [9]	–	– [9]	24.62	4.61 [5]	4,492	.80[6]		.94[6]
12/31/2020	20.78	.09	2.80	2.89	(.13)	–	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35

Class 3:
6/30/2021[3,4]	23.69	.12	.99	1.11	(.01)	–	(.01)	24.79	4.67 [5]	24	.73[6]		1.00[6]
12/31/2020	20.92	.10	2.81	2.91	(.14)	–	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42

Class 4:
6/30/2021[3,4]	23.25	.08	.96	1.04	–	–	–	24.29	4.47 [5]	459	1.05[6]		.71[6]
12/31/2020	20.54	.04	2.76	2.80	(.09)	–	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03

See end of tables for footnotes.

316        American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

New World Fund

Class 1:
6/30/2021[3,4]	$31.59	$.14	$ 3.07	$ 3.21	$(.09)	$(1.07)	$(1.16)	$33.64	10.21%[5]	$2,542	.74%[6]		.56%	[6]	.85%[6]
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76		.64		.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	–	(.27)	25.30	29.73	2,050	.77		.77		1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	–	(.20)	19.72	5.59	1,743	.78		.78		1.25

Class 1A:
6/30/2021[3,4]	31.43	.07	3.07	3.14	(.06)	(1.07)	(1.13)	33.44	10.05 [5]	9	.99	[6]	.81[6]		.46[6]
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
12/31/2017[3,7]	20.14	.13	5.24	5.37	(.26)	–	(.26)	25.25	26.72 [5]	1	1.00	[6]	1.00[6]		.53[6]

Class 2:
6/30/2021[3,4]	31.25	.10	3.04	3.14	(.08)	(1.07)	(1.15)	33.24	10.09 [5]	1,163	.99	[6]	.81[6]		.59[6]
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	–	(.22)	25.07	29.44	1,055	1.02		1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	–	(.15)	19.54	5.26	911	1.03		1.03		1.00

Class 4:
6/30/2021[3,4]	31.04	.06	3.00	3.06	(.06)	(1.07)	(1.13)	32.97	9.92 [5]	913	1.24	[6]	1.06[6]		.35[6]
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	–	(.18)	24.99	29.06	427	1.27		1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	–	(.12)	19.51	5.04	240	1.28		1.28		.75

See end of tables for footnotes.

American Funds Insurance Series        317

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]	Ratio of expenses to average net assets after waivers[2,11]	Ratio of net income to average net assets[11]

Washington Mutual Investors Fund

Class 1:

6/30/2021[3,4]	$14.35	$.13	$ 2.04	$ 2.17	$(.06)	$ –	$ (.06)	$16.46	15.14%[5]		$5,803	.42%[6]	.37%[6]	1.66%[6]
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04		5,684	.43	.43	2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66		5,559	.42	.42	2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)		4,810	.41	.41	2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30		5,581	.41	.41	2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06		5,099	.41	.41	2.39

Class 1A:
6/30/2021[3,4]	14.28	.12	2.02	2.14	(.06)	–	(.06)	16.36	15.00	[5]	111	.67[6]	.57[6]	1.48[6]
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79		25	.67	.67	1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35		9	.67	.67	2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)		3	.66	.66	1.84
12/31/2017[3,7]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21	[5]	1	.65[6]	.65[6]	2.01[6]

Class 2:
6/30/2021[3,4]	14.15	.11	2.02	2.13	(.06)	–	(.06)	16.22	15.03	[5]	3,283	.67[6]	.62[6]	1.41[6]
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68		3,082	.68	.68	1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38		3,093	.67	.67	2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)		2,850	.66	.66	1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04		3,551	.66	.66	2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70		3,412	.66	.66	2.16

Class 4:
6/30/2021[3,4]	14.06	.09	2.00	2.09	(.05)	–	(.05)	16.10	14.88	[5]	951	.92[6]	.87[6]	1.16[6]
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47		788	.93	.93	1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03		621	.92	.92	1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)		368	.91	.91	1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70		247	.91	.91	1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49		132	.91	.91	1.81

See end of tables for footnotes.

318        American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[1][1]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

Capital World Growth and Income Fund

Class 1:
6/30/2021[3,4]	$16.67	$.15	$ 1.53	$ 1.68	$ (.04)	$ (.40)	$ (.44)	$17.91	10.06%[5]	$ 785	.63%[6]		.55%	[6]	1.71%	[6]
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657	.66		.66		1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625	.65		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492	.63		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485	.63		.63		2.43
12/31/2016	12.35	.28	.66	.94	(.27)	–	(.27)	13.02	7.61	571	.63		.63		2.18

Class 1A:
6/30/2021[3,4]	16.62	.14	1.51	1.65	(.03)	(.40)	(.43)	17.84	9.94 [5]	3	.88	[6]	.80[6]		1.56[6]
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2	.90		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2	.90		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1	.88		.88		1.74
12/31/2017[3,7]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	–[8]	.84	[6]	.84[6]		1.20[6]

Class 2:
6/30/2021[3,4]	16.63	.13	1.53	1.66	(.03)	(.40)	(.43)	17.86	9.98 [5]	1,368	.88	[6]	.81[6]		1.45[6]
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349	.91		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366	.90		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228	.88		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538	.88		.88		2.11
12/31/2016	12.33	.25	.65	.90	(.23)	–	(.23)	13.00	7.34	1,405	.88		.88		1.98

Class 4:
6/30/2021[3,4]	16.35	.10	1.51	1.61	(.03)	(.40)	(.43)	17.53	9.82 [5]	202	1.13	[6]	1.05[6]		1.22[6]
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166	1.16		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95	1.13		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79	1.14		1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	–	(.23)	12.89	7.04	16	1.13		1.13		1.63

See end of tables for footnotes.

American Funds Insurance Series        319

Financial highlights (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

Growth-Income Fund

Class 1:
6/30/2021[3,4]	$55.38	$ .38	$ 7.53	$ 7.91	$(.25)	$ (.60)	$ (.85)	$62.44	14.30%[5]	$24,114	.29%	[6]	1.30%	[6]
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588	.29		1.79

Class 1A:
6/30/2021[3,4]	55.16	.31	7.48	7.79	(.23)	(.60)	(.83)	62.12	14.145	20	.54[6]		1.06[6]
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[3,7]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2	.526		1.41[6]

Class 2:
6/30/2021[3,4]	54.66	.30	7.42	7.72	(.23)	(.60)	(.83)	61.55	14.14 [5]	14,983	.54[6]		1.05[6]
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854	.54		1.54

Class 3:
6/30/2021[3,4]	55.49	.33	7.53	7.86	(.23)	(.60)	(.83)	62.52	14.19 [5]	165	.47[6]		1.12[6]
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156	.47		1.61

Class 4:
6/30/2021[3,4]	53.99	.23	7.32	7.55	(.21)	(.60)	(.81)	60.73	14.00 [5]	1,695	.79[6]		.81[6]
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495	.79		1.29

See end of tables for footnotes.

320        American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets

International Growth and Income Fund

Class 1:
6/30/2021[3,4]	$19.01	$.24	$ 1.13	$ 1.37	$(.07)	$ –	$(.07)	$20.31	7.20%[5]	$ 995	.67%[6]	2.39%	[6]
12/31/2020	18.18	.27	.85	1.12	(.29)	–	(.29)	19.01	6.24	1,120	.68	1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66	2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	–	(.43)	15.35	(11.00)	1,034	.65	2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	–	(.42)	17.72	25.31	1,121	.66	2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820	.68	2.93

Class 1A:
6/30/2021[3,4]	18.97	.21	1.13	1.34	(.06)	–	(.06)	20.25	7.08 [5]	4	.91[6]	2.18[6]
12/31/2020	18.15	.22	.85	1.07	(.25)	–	(.25)	18.97	5.98	3	.93	1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91	2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	–	(.39)	15.33	(11.24)	2	.90	2.35
12/31/2017[3,7]	14.69	.34	3.08	3.42	(.41)	–	(.41)	17.70	23.36 [5]	2	.91[6]	1.99[6]

Class 2:
6/30/2021[3,4]	18.95	.21	1.12	1.33	(.06)	–	(.06)	20.22	7.02 [5]	222	.91[6]	2.17[6]
12/31/2020	18.12	.23	.85	1.08	(.25)	–	(.25)	18.95	6.01	221	.93	1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91	2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	–	(.39)	15.30	(11.23)	230	.90	2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	–	(.37)	17.66	25.03	276	.91	2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244	.93	2.72

Class 4:
6/30/2021[3,4]	18.82	.19	1.11	1.30	(.06)	–	(.06)	20.06	6.88 [5]	123	1.166	1.93[6]
12/31/2020	18.01	.19	.83	1.02	(.21)	–	(.21)	18.82	5.73	112	1.18	1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16	2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	–	(.36)	15.22	(11.46)	71	1.15	2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	–	(.35)	17.58	24.72	63	1.16	2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.1 8	2.43

See end of tables for footnotes.

American Funds Insurance Series        321

Financial highlights (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

Capital Income Builder

Class 1:
6/30/2021[3,4]	$10.87	$.19	$ .88	$1.07	$(.13)	$ –	$(.13)	$11.81	9.85%[5]	$499		.53%[6]		.27%	[6]	3.31%	[6]
12/31/2020	10.73	.31	.15	.46	(.32)	–	(.32)	10.87	4.64	621		.53		.35		3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	–	(.32)	10.73	18.16	533		.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317		.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	–	(.31)	10.40	13.29	254		.54		.54		3.21
12/31/2016	9.40	.32	.07	.39	(.33)	–	(.33)	9.46	4.17	156		.54		.54		3.39

Class 1A:
6/30/2021[3,4]	10.86	.18	.87	1.05	(.11)	–	(.11)	11.80	9.72 [5]	7		.786		.52[6]		3.09[6]
12/31/2020	10.72	.28	.16	.44	(.30)	–	(.30)	10.86	4.38	6		.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	–	(.30)	10.72	17.90	6		.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2		.79		.79		2.82
12/31/2017[3,7]	9.57	.27	.84	1.11	(.29)	–	(.29)	10.39	11.72 [5]	1		.796		.79[6]		2.63[6]

Class 2:
6/30/2021[3,4]	10.87	.18	.87	1.05	(.11)	–	(.11)	11.81	9.72 [5]	11		.786		.52[6]		3.11[6]
12/31/2020	10.72	.29	.16	.45	(.30)	–	(.30)	10.87	4.48	8		.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	–	(.29)	10.72	17.89	6		.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4		.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	–	(.28)	10.40	13.04	1		.79		.79		2.82
12/31/2016	9.40	.27	.11	.38	(.32)	–	(.32)	9.46	4.08	–	[8]	.80		.80		2.82

Class 4:
6/30/2021[3,4]	10.85	.16	.88	1.04	(.10)	–	(.10)	11.79	9.60 [5]	522		1.03	[6]	.77[6]		2.84[6]
12/31/2020	10.71	.26	.15	.41	(.27)	–	(.27)	10.85	4.11	462		1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	–	(.27)	10.71	17.62	454		1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	–	(.26)	10.38	12.65	338		1.04		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	–	(.28)	9.45	3.78	256		1.04		1.04		2.88

See end of tables for footnotes.

322        American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions

			Net gains
			(losses) on
	Net asset		securities		Dividends		Total	Net asset			Ratio of		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	to average		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets[2]		net assets

Asset Allocation Fund

Class 1:
6/30/2021[3,4]	$26.50	$.23	$2.48	$2.71	$(.10)	$ (.94)	$(1.04)	$28.17	10.22%[5]	$20,941	.30%	[6]	1.67%	[6]
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008	.29		1.97

Class 1A:
6/30/2021[3,4]	26.42	.20	2.47	2.67	(.09)	(.94)	(1.03)	28.06	10.10 [5]	17	.55[6]		1.43[6]
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[3,7]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4	.53[6]		1.69[6]

Class 2:
6/30/2021[3,4]	26.21	.19	2.44	2.63	(.08)	(.94)	(1.02)	27.82	10.06 [5]	5,496	.55[6]		1.42[6]
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144	.54		1.72

Class 3:
6/30/2021[3,4]	26.53	.21	2.48	2.69	(.09)	(.94)	(1.03)	28.19	10.14 [5]	36	.48[6]		1.49[6]
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35	.47		1.79

Class 4:
6/30/2021[3,4]	26.06	.16	2.44	2.60	(.08)	(.94)	(1.02)	27.64	9.97 [5]	5,856	.80[6]		1.18[6]
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861	.79		1.47

See end of tables for footnotes.

American Funds Insurance Series        323

Financial highlights (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions

			Net gains
			(losses) on
	Net asset		securities		Dividends		Total	Net asset			Ratio of		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	to average		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets[2]		net assets

Global Balanced Fund

Class 1:
6/30/2021[3,4]	$14.19	$.09	$ .78	$ .87	$(.02)	$(.07)	$(.09)	$14.97	6.10%[5]	$116	.72%	[6]	1.29%	[6]
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139	.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134	.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110	.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93	.72		1.68
12/31/2016	10.74	.19	.32	.51	(.17)	–	(.17)	11.08	4.73	64	.72		1.73

Class 1A:
6/30/2021[3,4]	14.16	.08	.77	.85	(.02)	(.07)	(.09)	14.92	5.98 [5]	4	.97[6]		1.11[6]
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3	.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2	.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2	.98		1.44
12/31/2017[3,7]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	– [8]	.94[6]		1.27[6]

Class 2:
6/30/2021[3,4]	14.16	.08	.77	.85	(.02)	(.07)	(.09)	14.92	5.98 [5]	212	.97[6]		1.09[6]
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208	.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207	.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185	.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210	.96		1.43
12/31/2016	10.72	.16	.32	.48	(.14)	–	(.14)	11.06	4.48	178	.97		1.48

Class 4:
6/30/2021[3,4]	14.02	.06	.76	.82	(.02)	(.07)	(.09)	14.75	5.82 [5]	125	1.22[6]		.86[6]
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105	1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69	1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51	1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	–	(.14)	11.00	4.21	10	1.24		1.12

See end of tables for footnotes.

324        American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]	Ratio of net income to average net assets[11]

The Bond Fund of America

Class 1:
6/30/2021[3,4]	$11.89	$.10	$(.18)	$ (.08)	$(.03)	$(.47)	$(.50)	$11.31	(.67)%[5]	$8,408	.40%[6]		.33%[6]	1.68%[6]
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40		.40	2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	–	(.31)	11.17	9.70	6,481	.39		.39	2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962	.38		.38	2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434	.38		.38	2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829	.38		.38	1.91

Class 1A:
6/30/2021[3,4]	11.84	.08	(.18)	(.10)	(.02)	(.47)	(.49)	11.25	(.79)[5]	11	.65	[6]	.58[6]	1.43[6]
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65		.65	1.74
12/31/2019	10.45	.27	.71	.98	(.30)	–	(.30)	11.13	9.36	7	.64		.64	2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3	.63		.63	2.50
12/31/2017[3,7]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1	.62	[6]	.62[6]	2.01[6]

Class 2:
6/30/2021[3,4]	11.73	.08	(.18)	(.10)	(.02)	(.47)	(.49)	11.14	(.81)[5]	3,829	.65	[6]	.58[6]	1.42[6]
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65		.65	1.75
12/31/2019	10.34	.27	.70	.97	(.29)	–	(.29)	11.02	9.36	3,561	.64		.64	2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524	.63		.63	2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966	.63		.63	1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959	.63		.63	1.65

Class 4:
6/30/2021[3,4]	11.69	.07	(.18)	(.11)	(.02)	(.47)	(.49)	11.09	(.93)[5]	820	.90	[6]	.83[6]	1.18[6]
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90		.90	1.48
12/31/2019	10.33	.24	.70	.94	(.27)	–	(.27)	11.00	9.08	502	.89		.89	2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366	.88		.88	2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297	.88		.88	1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102	.88		.88	1.41

See end of tables for footnotes.

American Funds Insurance Series        325

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]	Ratio of expenses to average net assets after waivers[2,11]	Ratio of net income to average net assets[11]

Capital World Bond Fund

Class 1:
6/30/2021[3,4]	$12.94	$.12	$(.52)	$ (.40)	$(.07)	$(.31)	$(.38)	$12.16	(3.20	)%5	$1,016		.59%[6]	.49%[6]	1.96%[6]
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17		1,219		.59	.52	2.08
12/31/2019	11.42	.31	.61	.92	(.22)	–	(.22)	12.12	8.08		1,077		.58	.58	2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)		1,015		.57	.57	2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11		1,273		.56	.56	2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92		1,115		.57	.57	2.26

Class 1A:
6/30/2021[3,4]	12.91	.11	(.53)	(.42)	(.06)	(.31)	(.37)	12.12	(3.24)[5]		1		.84[6]	.74[6]	1.72[6]
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89		1		.83	.76	1.83
12/31/2019	11.41	.28	.60	.88	(.19)	–	(.19)	12.10	7.75		1		.83	.83	2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)		1		.82	.82	2.36
12/31/2017[3,7]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00	[5]	–	[8]	.72[6]	.72[6]	2.27[6]

Class 2:
6/30/2021[3,4]	12.84	.11	(.53)	(.42)	(.06)	(.31)	(.37)	12.05	(3.26)[5]		1,060		.84[6]	.74[6]	1.72[6]
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90		1,058		.84	.77	1.83
12/31/2019	11.34	.28	.60	.88	(.19)	–	(.19)	12.03	7.77		1,002		.83	.83	2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)		1,032		.82	.82	2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86		1,164		.81	.81	2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71		1,121		.82	.82	2.01

Class 4:
6/30/2021[3,4]	12.71	.09	(.52)	(.43)	(.06)	(.31)	(.37)	11.91	(3.41)[5]		60		1.09[6]	.99[6]	1.46[6]
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62		61		1.09	1.02	1.58
12/31/2019	11.24	.24	.60	.84	(.16)	–	(.16)	11.92	7.54		49		1.08	1.08	2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)		40		1.07	1.07	2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63		31		1.06	1.06	1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42		12		1.07	1.07	1.76

See end of tables for footnotes.

326        American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]	Ratio of expenses to average net assets after waivers[2,11]	Ratio of net income to average net assets[11]

American High–Income Trust

Class 1:
6/30/2021[3,4]	$ 9.80	$.26	$ .39	$ .65	$(.08)	$–	$(.08)	$10.37	6.62%[5]	$276		.53%[6]	.45%[6]	5.18%[6]
12/31/2020	9.87	.61	.17	.78	(.85)	–	(.85)	9.80	8.21	123		.52	.52	6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	–	(.66)	9.87	12.85	525		.51	.51	6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	–	(.65)	9.34	(2.15)	501		.50	.50	6.32
12/31/2017	10.18	.63	.10	.73	(.72)	–	(.72)	10.19	7.25	632		.49	.49	5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	–	(.64)	10.18	17.83	949		.49	.49	6.18

Class 1A:
6/30/2021[3,4]	9.78	.25	.38	.63	(.07)	–	(.07)	10.34	6.49 [5]	1		.78[6]	.71[6]	4.98[6]
12/31/2020	9.86	.56	.20	.76	(.84)	–	(.84)	9.78	7.94	1		.78	.78	5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	–	(.63)	9.86	12.61	1		.75	.75	6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	–	(.63)	9.33	(2.35)	1		.75	.75	6.11
12/31/2017[3,7]	10.28	.60	.02	.62	(.72)	–	(.72)	10.18	6.02 [5]	–	[8]	.72[6]	.72[6]	5.74[6]

Class 2:
6/30/2021[3,4]	9.61	.25	.37	.62	(.07)	–	(.07)	10.16	6.50 [5]	690		.78[6]	.71[6]	5.00[6]
12/31/2020	9.70	.55	.19	.74	(.83)	–	(.83)	9.61	7.94	665		.78	.78	5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	–	(.63)	9.70	12.55	667		.76	.76	6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	–	(.62)	9.19	(2.34)	661		.75	.75	6.07
12/31/2017	10.04	.59	.10	.69	(.70)	–	(.70)	10.03	6.89	776		.74	.74	5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	–	(.61)	10.04	17.69	799		.74	.74	5.92

Class 3:
6/30/2021[3,4]	9.84	.26	.38	.64	(.07)	–	(.07)	10.41	6.56 [5]	11		.71[6]	.64[6]	5.07[6]
12/31/2020	9.92	.57	.19	.76	(.84)	–	(.84)	9.84	7.93	10		.71	.71	5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	–	(.64)	9.92	12.70	10		.69	.69	6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	–	(.63)	9.38	(2.33)	10		.68	.68	6.14
12/31/2017	10.22	.61	.10	.71	(.70)	–	(.70)	10.23	7.02	12		.67	.67	5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	–	(.62)	10.22	17.68	13		.67	.67	5.99

Class 4:
6/30/2021[3,4]	10.54	.25	.41	.66	(.07)	–	(.07)	11.13	6.28 [5]	96		1.03[6]	.95[6]	4.73[6]
12/31/2020	10.56	.57	.22	.79	(.81)	–	(.81)	10.54	7.74	69		1.03	1.03	5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	–	(.61)	10.56	12.27	63		1.01	1.01	6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	–	(.59)	9.96	(2.64)	31		1.00	1.00	5.83
12/31/2017	10.79	.61	.10	.71	(.68)	–	(.68)	10.82	6.63	34		.99	.99	5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	–	(.61)	10.79	17.29	21		.99	.99	5.55

See end of tables for footnotes.

American Funds Insurance Series        327

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[11]	Ratio of net income to average net assets[11]

American Funds Mortgage Fund

Class 1:
6/30/20213,[4]	$11.11	$.03		$(.09)	$(.06)	$(.02)	$(.37)	$(.39)	$10.66	(.57)%[5]	$231		.50%[6]	.31%[6]	.52%[6]
12/31/2020	10.56	.10		.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224		.48	.36	.93
12/31/2019	10.30	.24		.30	.54	(.28)	–	(.28)	10.56	5.30	210		.47	.47	2.26
12/31/2018	10.47	.20		(.14)	.06	(.23)	–	(.23)	10.30	.58	209		.48	.48	1.97
12/31/2017	10.56	.16		– [9]	.16	(.18)	(.07)	(.25)	10.47	1.47	265		.47	.47	1.52
12/31/2016	10.61	.15		.11	.26	(.20)	(.11)	(.31)	10.56	2.50	269		.46	.46	1.39

Class 1A:
6/30/20213,[4]	11.08	.01		(.07)	(.06)	(.02)	(.37)	(.39)	10.63	(.60)[5]	2		.75[6]	.56[6]	.27[6]
12/31/2020	10.55	.07		.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1		.73	.59	.61
12/31/2019	10.28	.22		.30	.52	(.25)	–	(.25)	10.55	5.09	1		.71	.71	2.04
12/31/2018	10.46	.18		(.14)	.04	(.22)	–	(.22)	10.28	.36	1		.73	.73	1.77
12/31/2017[3,7]	10.55	.14		– [9]	.14	(.16)	(.07)	(.23)	10.46	1.31 [5]	–	[8]	.70[6]	.70[6]	1.38[6]

Class 2:
6/30/2021[3,4]	11.09	.01		(.08)	(.07)	(.02)	(.37)	(.39)	10.63	(.70)[5]	59		.75[6]	.56[6]	.27[6]
12/31/2020	10.54	.08		.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58		.73	.60	.68
12/31/2019	10.28	.21		.31	.52	(.26)	–	(.26)	10.54	5.04	56		.72	.72	2.01
12/31/2018	10.45	.18		(.15)	.03	(.20)	–	(.20)	10.28	.32	57		.73	.73	1.72
12/31/2017	10.54	.14		(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63		.72	.72	1.27
12/31/2016	10.59	.12		.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63		.71	.71	1.14

Class 4:
6/30/2021[3,4]	10.97	–	[9]	(.08)	(.08)	(.01)	(.37)	(.38)	10.51	(.74)[5]	41		1.00[6]	.81[6]	.02[6]
12/31/2020	10.44	.04		.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37		.98	.85	.41
12/31/2019	10.19	.18		.31	.49	(.24)	–	(.24)	10.44	4.80	28		.97	.97	1.71
12/31/2018	10.38	.15		(.15)	– [9]	(.19)	–	(.19)	10.19	.07	24		.98	.98	1.49
12/31/2017	10.48	.11		– [9]	.11	(.14)	(.07)	(.21)	10.38	.97	12		.97	.97	1.03
12/31/2016	10.52	.09		.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8		.96	.96	.86

See end of tables for footnotes.

328        American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from
		investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net (loss) income to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2021[3,4]	$11.31	$(.01)	$(.01)		$(.02)	$ –	$–	$ –	$11.29	(.18)%[5]	$ 37		.36%	[6]	(.26)%	[6]
12/31/2020	11.30	.02	.02		.04	(.03)	–	(.03)	11.31	.34	44		.37		.16
12/31/2019	11.31	.22	–	[9]	.22	(.23)	–	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	–	[9]	.18	(.16)	–	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	–	(.05)	11.29	.66	37		.35		.68
12/31/2016[12]	11.26	.01	–	[9]	.01	–	–	–	11.27	.09	37		.35		.11

Class 1A:
6/30/2021[3,4]	11.31	(.01)	(.01)		(.02)	–	–	–	11.29	(.18)[5]	–	[8]	.35[6]		(.25)[6]
12/31/2020	11.30	.03	.01		.04	(.03)	–	(.03)	11.31	.32	–	[8]	.35		.26
12/31/2019	11.31	.22	–	[9]	.22	(.23)	–	(.23)	11.30	1.92	–	[8]	.37		1.90
12/31/2018	11.29	.18	–	[9]	.18	(.16)	–	(.16)	11.31	1.58	–	[8]	.35		1.60
12/31/2017[3,7]	11.27	.08	–	[9]	.08	(.06)	–	(.06)	11.29	.67 [5]	–	[8]	.34[6]		.69[6]

Class 2:
6/30/2021[3,4]	10.99	(.03)	–	[9]	(.03)	–	–	–	10.96	(.27)[5]	256		.61[6]		(.51)[6]
12/31/2020	11.01	– [9]	–	[9]	– [9]	(.02)	–	(.02)	10.99	.03	288		.62		(.05)
12/31/2019	11.03	.18	–	[9]	.18	(.20)	–	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	–	[9]	.15	(.13)	–	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	–	[9]	.05	(.03)	–	(.03)	11.01	.46	249		.60		.42
12/31/2016[12]	11.01	(.02)	–	[9]	(.02)	–	–	–	10.99	(.18)	297		.60		(.14)

Class 3:
6/30/2021[3,4]	11.12	(.02)	(.01)		(.03)	–	–	–	11.09	(.27)[5]	4		.54[6]		(.44)[6]
12/31/2020	11.13	– [9]	.02		.02	(.03)	–	(.03)	11.12	.13	4		.55		.03
12/31/2019	11.14	.20	–	[9]	.20	(.21)	–	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	–	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	–	[9]	.06	(.04)	–	(.04)	11.12	.54	4		.53		.50
12/31/2016[12]	11.11	(.01)	–	[9]	(.01)	–	–	–	11.10	(.09)	4		.53		(.08)

Class 4:
6/30/2021[3,4]	11.08	(.04)	–	[9]	(.04)	–	–	–	11.04	(.36)[5]	43		.86[6]		(.76)[6]
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	–	(.02)	11.08	(.25)	40		.87		(.35)
12/31/2019	11.15	.16	–	[9]	.16	(.18)	–	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	–	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	–	[9]	.02	(.01)	–	(.01)	11.13	.16	15		.85		.19
12/31/2016[12]	11.17	(.04)	(.01)		(.05)	–	–	–	11.12	(.45)	13		.85		(.40)

See end of tables for footnotes.

American Funds Insurance Series        329

Financial highlights (continued)

		(Loss) income from
		investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[11]	Ratio of net income to average net assets[11]

U.S. Government Securities Fund

Class 1:
6/30/2021[3,4]	$13.04	$.08	$ (.26)	$ (.18)	$(.03)	$(1.11)	$(1.14)	$11.72	(1.31)%[5]	$ 374		.39%[6]	.34%[6]	1.20%[6]
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429		.38	.38	1.21
12/31/2019	11.94	.25	.43	.68	(.28)	–	(.28)	12.34	5.69	1,418		.37	.37	2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	–	(.25)	11.94	.91	1,445		.36	.36	2.02
12/31/2017	12.05	.21	.01	.22	(.19)	–	(.19)	12.08	1.83	1,558		.36	.36	1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44	1,467		.36	.36	1.31

Class 1A:
6/30/2021[3,4]	13.00	.06	(.25)	(.19)	(.03)	(1.11)	(1.14)	11.67	(1.42)[5]	5		.64[6]	.58[6]	1.02[6]
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4		.64	.64	.69
12/31/2019	11.93	.22	.43	.65	(.26)	–	(.26)	12.32	5.42	2		.62	.62	1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	–	(.23)	11.93	.70	1		.61	.61	1.82
12/31/2017[3,7]	12.05	.18	.03	.21	(.18)	–	(.18)	12.08	1.73 [5]	–	[8]	.58[6]	.58[6]	1.53[6]

Class 2:
6/30/2021[3,4]	12.89	.06	(.25)	(.19)	(.03)	(1.11)	(1.14)	11.56	(1.36)[5]	1,434		.64[6]	.59[6]	.98[6]
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439		.64	.64	.73
12/31/2019	11.82	.22	.42	.64	(.25)	–	(.25)	12.21	5.31	1,343		.62	.62	1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	–	(.21)	11.82	.73	1,323		.61	.61	1.77
12/31/2017	11.93	.17	.02	.19	(.16)	–	(.16)	11.96	1.59	1,473		.61	.61	1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19	1,503		.61	.61	1.05

Class 3:
6/30/2021[3,4]	13.07	.07	(.26)	(.19)	(.03)	(1.11)	(1.14)	11.74	(1.41)[5]	9		.57[6]	.52[6]	1.03[6]
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10		.57	.57	.78
12/31/2019	11.97	.23	.43	.66	(.26)	–	(.26)	12.37	5.49	9		.55	.55	1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	–	(.22)	11.97	.71	9		.54	.54	1.84
12/31/2017	12.07	.18	.03	.21	(.17)	–	(.17)	12.11	1.72	10		.54	.54	1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24	11		.54	.54	1.12

Class 4:
6/30/2021[3,4]	12.88	.04	(.25)	(.21)	(.02)	(1.11)	(1.13)	11.54	(1.58)[5]	237		.89[6]	.84[6]	.70[6]
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272		.89	.89	.42
12/31/2019	11.84	.19	.42	.61	(.23)	–	(.23)	12.22	5.14	124		.87	.87	1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	–	(.20)	11.84	.50	91		.86	.86	1.53
12/31/2017	11.96	.14	.01	.15	(.13)	–	(.13)	11.98	1.28	62		.86	.86	1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99	57		.86	.86	.82

See end of tables for footnotes.

330        American Funds Insurance Series

Financial highlights (continued)

													Ratio of expenses to average		Ratio of expenses to average
		Income (loss) from investment operations[1]			Dividends and distributions
			Net gains
			(losses) on				Total						net assets		net assets				Ratio of
	Net asset	Net	securities		Dividends	Distribu-	dividends						before		after		Net		net (loss)
	value,	investment	(both	Total from	(from net	tions	and	Net asset			Net assets,		waivers/		waivers/		effective		income
	beginning	(loss)	realized and	investment	investment	(from capital	distribu-	value, end			end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	tions	of period	Total return[11]		(in millions)		ments[13]		ments[11,13]		ratio[4,11,14]		net assets[11]

Managed Risk Growth Fund

Class P1:
6/30/2021[3,4]	$17.25	$(.01)	$ 1.30	$ 1.29	$(.08)	$ (.74)	$ (.82)	$17.72	7.56%[5]		$ 11		.42%[6]		.37%[6]		.72%	[6]	(.13)%	[6]
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45		11		.42		.37		.72		.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01		6		.42		.37		.73		1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[15]		3		.42[15]		.37[15]		.71[15]		.82[15]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23[15]		2		.42[15]		.36[15]		.70[15]		.69[15]

12/31/2016	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89[15]		1		.50[15]		.34[15]		.68[15]		.79[15]

Class P2:
6/30/2021[3,4]	17.11	(.03)	1.30	1.27	(.04)	(.74)	(.78)	17.60	7.53[5]		588		.67[6]		.62[6]		.97[6]		(.36)[6]
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03		554		.67		.62		.97		.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74		434		.68		.63		.99		.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)		340		.68		.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99		286		.69		.63		.97		.34

12/31/2016	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52		200		.79		.63		.97		.43

Managed Risk International Fund

Class P1:
6/30/2021[3,4]	$11.07	$(.01)	$ .31	$ .30	$(.09)	$ –	$ (.09)	$11.28	2.73%5,	[15]	$ 2		.43%6,	[15]	.36%6,	[15]	.88%	[6,15]	(.22)%	[6,15]
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.13[15]		2		.43[15]		.35[15]		.86[15]		.82[15]
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91[15]		1		.41[15]		.33[15]		.84[15]		1.64[15]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[15]		–	[8]	.33[15]		.28[15]		.77[15]		3.02[15]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28[15]		–	[8]	.28[15]		.20[15]		.69[15]		1.13[15]

12/31/2016	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[15]		–	[8]	.39[15]		.23[15]		.74[15]		1.15[15]

Class P2:
6/30/2021[3,4]	10.99	(.03)	.32	.29	(.06)	–	(.06)	11.22	2.64[5]		169		.70[6]		.63[6]		1.15[6]		(.48)[6]
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80		168		.71		.63		1.14		.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64		165		.71		.63		1.14		1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)		151		.69		.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69		148		.71		.63		1.12		1.03

12/31/2016	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)		97		.79		.63		1.14		.97

Managed Risk Washington Mutual Investors Fund

Class P1:
6/30/2021[3,4]	$11.24	$ .02	$ 1.00	$1.02	$(.15)	$ –	$ (.15)	$12.11	9.08%5,	[15]	$ 2		.41%6,	[15]	.35%6,	[15]	.76%	[6,15]	.41%	[6,15]
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)[15]		2		.40[15]		.35[15]		.76[15]		1.66[15]
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14[15]		1		.38[15]		.33[15]		.74[15]		2.14[15]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[15]		–	[8]	.33[15]		.28[15]		.67[15]		3.21[15]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48[15]		–	[8]	.30[15]		.25[15]		.64[15]		1.59[15]

12/31/2016	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77[1][5]		–	[8]	.43[15]		.27[15]		.67[15]		1.83[15]

Class P2:
6/30/2021[3,4]	11.18	.01	1.00	1.01	(.15)	–	(.15)	12.04	8.99[5]		361		.68[6]		.62[6]		1.03[6]		.09[6]
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)		355		.68		.63		1.04		1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88		365		.68		.63		1.04		1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)		336		.68		.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03		367		.68		.63		1.02		1.43

12/31/2016	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39		291		.79		.63		1.03		2.04

See end of tables for footnotes.

American Funds Insurance Series        331

Financial highlights (continued)

												Ratio of expenses to average		Ratio of expenses to average
		Income (loss) from investment operations[1]				Dividends and distributions
				Net gains

				(losses) on				Total				net assets		net assets				Ratio of

	Net asset	Net		securities		Dividends	Distribu-	dividends				before		after		Net		net (loss)

	value,	investment		(both	Total from	(from net	tions	and	Net asset		Net assets,	waivers/		waivers/		effective		income

	beginning	(loss)		realized and	investment	investment	(from capital	distribu-	value, end		end of period	reimburse-		reimburse-		expense		to average

Period ended	of period	income		unrealized)	operations	income)	gains)	tions	of period	Total return[11]	(in millions)	ments[13]		ments[11,13]		ratio[4,11,14]		net assets[11]

Managed Risk Growth-Income Fund

Class P1:
6/30/2021[3,4]	$14.01	$ .03		$1.21	$1.24	$(.15)	$(.20)	$ (.35)	$14.90	8.82%[5]	$2,259	.41%[6]		.36%[6]		.66%[6]		.37%[6]
12/31/2020	13.76	.17		1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41		.36		.66		1.24
12/31/2019	11.73	.22		2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
12/31/2018	12.66	(.02)		(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40		.35		.64		(.20)
12/31/2017	11.07	.19		2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [15]	2	.44	[15]	.37	[15]	.66	[15]	1.61[15]
12/31/2016	11.25	.16		.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [15]	1	.52	[15]	.36	[15]	.64	[15]	1.46[15]

Class P2:
6/30/2021[3,4]	13.93	.01		1.21	1.22	(.14)	(.20)	(.34)	14.81	8.76 [5]	333	.66	[6]	.61	[6]	.91	[6]	.12[6]
12/31/2020	13.69	.14		1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66		.61		.91		1.02
12/31/2019	11.67	.19		2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47
12/31/2018	12.58	.16		(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69		.64		.93		1.25
12/31/2017	11.02	.13		2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206	.70		.63		.92		1.08
12/31/2016	11.22	.12		.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160	.79		.63		.91		1.13

Managed Risk Asset Allocation Fund

Class P1:
6/30/2021[3,4]	$13.84	$ .02		$1.17	$1.19	$(.20)	$ –	$ (.20)	$14.83	8.62%[5]	$ 6	.41%[6]		.36%[6]		.66%[6]		.30%[6]
12/31/2020	13.81	.25		.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41		.36		.66		1.91
12/31/2019	12.23	.26		1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
12/31/2018	13.59	.22		(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37		.32		.59		1.67
12/31/2017	12.02	.19		1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43		.38		.66		1.45
12/31/2016	11.72	.19		.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217	.43		.38		.66		1.65

Class P2:
6/30/2021[3,4]	13.45	–	[9]	1.14	1.14	(.16)	–	(.16)	14.43	8.46 [5]	2,852	.66	[6]	.61	[6]	.91	[6]	.03[6]
12/31/2020	13.46	.15		.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66		.61		.91		1.15
12/31/2019	12.22	.19		1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51
12/31/2018	13.55	.17		(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62		.57		.84		1.27
12/31/2017	12.01	.15		1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68		.63		.91		1.13
12/31/2016	11.71	.14		.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342	.68		.63		.91		1.20

See end of tables for footnotes.

332        American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[16,17]	Six months ended June 30, 2021[3,4,5]	Year ended December 31,
		2020	2019	2018	2017	2016

Capital Income Builder	37%	110%	44%	42%	59%	41%
Asset Allocation Fund	27	49	47	34	39	43
Global Balanced Fund	23	68	60	30	28	43
The Bond Fund of America	42	72	146	98	153	108
Capital World Bond Fund	35	88	110	78	74	70
American Funds Mortgage Fund	28	123	84	60	98	113
U.S. Government Securities Fund	51	112	103	76	120	273

Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if applicable[16,17]	Six months ended June 30, 2021[3,4,5]	Year ended December 31,
		2020	2019	2018	2017	2016

Global Growth Fund	11%	17%	14%	25%	31%	27%
Global Small Capitalization Fund	17	38	50	43	33	40
Growth Fund	5	32	21	35	24	26
International Fund	27	40	32	29	29	31
New World Fund	25	70	38	58	56	32
Washington Mutual Investors Fund	75	40	37	49	34	30
Capital World Growth and Income Fund	69	36	29	49	41	57
Growth-Income Fund	14	33	27	39	27	27
International Growth and Income Fund	12	56	28	38	51	32
Capital Income Builder	58	184	72	98	88	53
Asset Allocation Fund	77	145	79	86	85	83
Global Balanced Fund	25	86	74	51	41	65
The Bond Fund of America	332	461	373	514	502	375
Capital World Bond Fund	46	145	159	125	105	154
American High-Income Trust	31	78	58	67	78	89
American Funds Mortgage Fund	511	1143	350	811	680	713
U.S. Government Securities Fund	260	867	277	446	551	539
Ultra-Short Bond Fund	– [18]	– [18]	– [18]	– [18]	– [18]	–[12,1]	[8]
Managed Risk Growth Fund	19	80	10	7	25	15
Managed Risk International Fund	13	71	8	8	25	26
Managed Risk Washington Mutual Investors Fund	11	101	13	11	32	9
Managed Risk Growth-Income Fund	7	38	6	14	26	14
Managed Risk Asset Allocation Fund	4	30	8	12	1	3

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Class 1A shares began investment operations on January 6, 2017.
[8]	Amount less than $1 million.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]

This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

[12]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[13]	This column does not include expenses of the underlying funds in which each fund invests.
[14]

This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

[15]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[16]	Refer to Note 5 for further information on mortgage doller rolls.
[17]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[18]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds Insurance Series        333

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2021, through June 30, 2021).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

334        American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 – actual return	$1,000.00	$1,117.57	$2.89	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 1A – actual return	1,000.00	1,116.18	4.20	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 2 – actual return	1,000.00	1,115.99	4.20	.80
Class 2 – assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 4 – actual return	1,000.00	1,114.72	5.51	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05

Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,108.58	$3.87	.74%
Class 1 – assumed 5% return	1,000.00	1,021.12	3.71	.74

Class 1A – actual return	1,000.00	1,107.25	5.17	.99
Class 1A – assumed 5% return	1,000.00	1,019.89	4.96	.99

Class 2 – actual return	1,000.00	1,107.24	5.17	.99
Class 2 – assumed 5% return	1,000.00	1,019.89	4.96	.99

Class 4 – actual return	1,000.00	1,105.61	6.47	1.24
Class 4 – assumed 5% return	1,000.00	1,018.65	6.21	1.24

Growth Fund
Class 1 – actual return	$1,000.00	$1,130.26	$1.85	.35%
Class 1 – assumed 5% return	1,000.00	1,023.06	1.76	.35

Class 1A – actual return	1,000.00	1,128.69	3.17	.60
Class 1A – assumed 5% return	1,000.00	1,021.82	3.01	.60

Class 2 – actual return	1,000.00	1,128.70	3.17	.60
Class 2 – assumed 5% return	1,000.00	1,021.82	3.01	.60

Class 3 – actual return	1,000.00	1,129.11	2.80	.53
Class 3 – assumed 5% return	1,000.00	1,022.17	2.66	.53

Class 4 – actual return	1,000.00	1,127.40	4.48	.85
Class 4 – assumed 5% return	1,000.00	1,020.58	4.26	.85

International Fund
Class 1 – actual return	$1,000.00	$1,047.12	$2.79	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 1A – actual return	1,000.00	1,046.06	4.06	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 2 – actual return	1,000.00	1,046.08	4.06	.80
Class 2 – assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 3 – actual return	1,000.00	1,046.71	3.70	.73
Class 3 – assumed 5% return	1,000.00	1,021.17	3.66	.73

Class 4 – actual return	1,000.00	1,044.74	5.32	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05

New World Fund
Class 1 – actual return	$1,000.00	$1,102.08	$2.92	.56%
Class 1 – assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 1A – actual return	1,000.00	1,100.48	4.22	.81
Class 1A – assumed 5% return	1,000.00	1,020.78	4.06	.81

Class 2 – actual return	1,000.00	1,100.88	4.22	.81
Class 2 – assumed 5% return	1,000.00	1,020.78	4.06	.81

Class 4 – actual return	1,000.00	1,099.22	5.52	1.06
Class 4 – assumed 5% return	1,000.00	1,019.54	5.31	1.06
See end of tables for footnotes.

American Funds Insurance Series        335

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1]	Annualized expense ratio

Washington Mutual Investors Fund
Class 1 – actual return	$1,000.00	$1,151.38	$1.97	.37%
Class 1 – assumed 5% return	1,000.00	1,022.96	1.86	.37

Class 1A – actual return	1,000.00	1,149.96	3.04	.57
Class 1A – assumed 5% return	1,000.00	1,021.97	2.86	.57

Class 2 – actual return	1,000.00	1,150.26	3.31	.62
Class 2 – assumed 5% return	1,000.00	1,021.72	3.11	.62

Class 4 – actual return	1,000.00	1,148.77	4.64	.87
Class 4 – assumed 5% return	1,000.00	1,020.48	4.36	.87
Capital World Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,100.61	$2.86	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 1A – actual return	1,000.00	1,099.39	4.16	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 2 – actual return	1,000.00	1,099.82	4.22	.81
Class 2 – assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 4 – actual return	1,000.00	1,098.20	5.46	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05
Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,143.03	$1.54	.29%
Class 1 – assumed 5% return	1,000.00	1,023.36	1.45	.29

Class 1A – actual return	1,000.00	1,141.39	2.87	.54
Class 1A – assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 2 – actual return	1,000.00	1,141.38	2.87	.54
Class 2 – assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 3 – actual return	1,000.00	1,141.87	2.50	.47
Class 3 – assumed 5% return	1,000.00	1,022.46	2.36	.47

Class 4 – actual return	1,000.00	1,140.02	4.19	.79
Class 4 – assumed 5% return	1,000.00	1,020.88	3.96	.79
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,072.02	$3.44	.67%
Class 1 – assumed 5% return	1,000.00	1,021.47	3.36	.67

Class 1A – actual return	1,000.00	1,070.84	4.67	.91
Class 1A – assumed 5% return	1,000.00	1,020.28	4.56	.91

Class 2 – actual return	1,000.00	1,070.24	4.67	.91
Class 2 – assumed 5% return	1,000.00	1,020.28	4.56	.91

Class 4 – actual return	1,000.00	1,068.80	5.95	1.16
Class 4 – assumed 5% return	1,000.00	1,019.04	5.81	1.16
Capital Income Builder
Class 1 – actual return	$1,000.00	$1,098.46	$1.40	.27%
Class 1 – assumed 5% return	1,000.00	1,023.46	1.35	.27

Class 1A – actual return	1,000.00	1,097.22	2.70	.52
Class 1A – assumed 5% return	1,000.00	1,022.22	2.61	.52

Class 2 – actual return	1,000.00	1,097.20	2.70	.52
Class 2 – assumed 5% return	1,000.00	1,022.22	2.61	.52

Class 4 – actual return	1,000.00	1,095.97	4.00	.77
Class 4 – assumed 5% return	1,000.00	1,020.98	3.86	.77

See end of tables for footnotes.

336        American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1]	Annualized expense ratio

Asset Allocation Fund

Class 1 – actual return	$1,000.00	$1,102.24	$1.56	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30

Class 1A – actual return	1,000.00	1,100.99	2.87	.55
Class 1A – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 2 – actual return	1,000.00	1,100.61	2.86	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 3 – actual return	1,000.00	1,101.41	2.50	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48

Class 4 – actual return	1,000.00	1,099.74	4.16	.80
Class 4 – assumed 5% return	1,000.00	1,020.83	4.01	.80

Global Balanced Fund

Class 1 – actual return	$1,000.00	$1,061.04	$3.68	.72%
Class 1 – assumed 5% return	1,000.00	1,021.22	3.61	.72

Class 1A – actual return	1,000.00	1,059.77	4.95	.97
Class 1A – assumed 5% return	1,000.00	1,019.98	4.86	.97

Class 2 – actual return	1,000.00	1,059.77	4.95	.97
Class 2 – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 4 – actual return	1,000.00	1,058.21	6.23	1.22
Class 4 – assumed 5% return	1,000.00	1,018.74	6.11	1.22

The Bond Fund of America

Class 1 – actual return	$1,000.00	$993.28	$1.63	.33%
Class 1 – assumed 5% return	1,000.00	1,023.16	1.66	.33

Class 1A – actual return	1,000.00	992.06	2.86	.58
Class 1A – assumed 5% return	1,000.00	1,021.92	2.91	.58

Class 2 – actual return	1,000.00	991.88	2.86	.58
Class 2 – assumed 5% return	1,000.00	1,021.92	2.91	.58

Class 4 – actual return	1,000.00	990.71	4.10	.83
Class 4 – assumed 5% return	1,000.00	1,020.68	4.16	.83

Capital World Bond Fund

Class 1 – actual return	$1,000.00	$968.01	$2.39	.49%
Class 1 – assumed 5% return	1,000.00	1,022.36	2.46	.49

Class 1A – actual return	1,000.00	967.55	3.61	.74
Class 1A – assumed 5% return	1,000.00	1,021.12	3.71	.74

Class 2 – actual return	1,000.00	967.40	3.61	.74
Class 2 – assumed 5% return	1,000.00	1,021.12	3.71	.74

Class 4 – actual return	1,000.00	965.88	4.83	.99
Class 4 – assumed 5% return	1,000.00	1,019.89	4.96	.99

American High-Income Trust

Class 1 – actual return	$1,000.00	$1,066.15	$2.31	.45%
Class 1 – assumed 5% return	1,000.00	1,022.56	2.26	.45

Class 1A – actual return	1,000.00	1,064.90	3.64	.71
Class 1A – assumed 5% return	1,000.00	1,021.27	3.56	.71

Class 2 – actual return	1,000.00	1,064.95	3.64	.71
Class 2 – assumed 5% return	1,000.00	1,021.27	3.56	.71

Class 3 – actual return	1,000.00	1,065.57	3.28	.64
Class 3 – assumed 5% return	1,000.00	1,021.62	3.21	.64

Class 4 – actual return	1,000.00	1,062.78	4.86	.95
Class 4 – assumed 5% return	1,000.00	1,020.08	4.76	.95

See end of tables for footnotes.

American Funds Insurance Series        337

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1]	Annualized expense ratio

American Funds Mortgage Fund

Class 1 – actual return	$1,000.00	$994.33	$1.53	.31%
Class 1 – assumed 5% return	1,000.00	1,023.26	1.56	.31

Class 1A – actual return	1,000.00	994.02	2.77	.56
Class 1A – assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 2 – actual return	1,000.00	993.00	2.77	.56
Class 2 – assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 4 – actual return	1,000.00	992.65	4.00	.81
Class 4 – assumed 5% return	1,000.00	1,020.78	4.06	.81

Ultra-Short Bond Fund

Class 1 – actual return	$1,000.00	$998.23	$1.78	.36%
Class 1 – assumed 5% return	1,000.00	1,023.01	1.81	.36

Class 1A – actual return	1,000.00	998.23	1.73	.35
Class 1A – assumed 5% return	1,000.00	1,023.06	1.76	.35

Class 2 – actual return	1,000.00	997.27	3.02	.61
Class 2 – assumed 5% return	1,000.00	1,021.77	3.06	.61

Class 3 – actual return	1,000.00	997.30	2.67	.54
Class 3 – assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 4 – actual return	1,000.00	996.39	4.26	.86
Class 4 – assumed 5% return	1,000.00	1,020.53	4.31	.86

U.S. Government Securities Fund

Class 1 – actual return	$1,000.00	$986.91	$1.67	.34%
Class 1 – assumed 5% return	1,000.00	1,023.11	1.71	.34

Class 1A – actual return	1,000.00	985.82	2.86	.58
Class 1A – assumed 5% return	1,000.00	1,021.92	2.91	.58

Class 2 – actual return	1,000.00	986.38	2.91	.59
Class 2 – assumed 5% return	1,000.00	1,021.87	2.96	.59

Class 3 – actual return	1,000.00	985.85	2.56	.52
Class 3 – assumed 5% return	1,000.00	1,022.22	2.61	.52

Class 4 – actual return	1,000.00	984.18	4.13	.84
Class 4 – assumed 5% return	1,000.00	1,020.63	4.21	.84

See end of tables for footnotes.

338        American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

Managed Risk Growth Fund

Class P1 – actual return	$1,000.00	$1,075.60	$1.90	.37%	$3.71	.72%
Class P1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.61	.72

Class P2 – actual return	1,000.00	1,075.25	3.19	.62	4.99	.97
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	4.86	.97

Managed Risk International Fund

Class P1 – actual return	$1,000.00	$1,027.33	$1.81	.36%	$4.42	.88%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	4.41	.88

Class P2 – actual return	1,000.00	1,026.42	3.17	.63	5.78	1.15
Class P2 – assumed 5% return	1,000.00	1,021.67	3.16	.63	5.76	1.15

Managed Risk Washington Mutual Investors Fund

Class P1 – actual return	$1,000.00	$1,090.84	$1.81	.35%	$3.94	.76%
Class P1 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.81	.76

Class P2 – actual return	1,000.00	1,089.86	3.21	.62	5.34	1.03
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.16	1.03

Managed Risk Growth-Income Fund

Class P1 – actual return	$1,000.00	$1,088.19	$1.86	.36%	$3.42	.66%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.31	.66

Class P2 – actual return	1,000.00	1,087.56	3.16	.61	4.71	.91
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.56	.91

Managed Risk Asset Allocation Fund

Class P1 – actual return	$1,000.00	$1,086.16	$1.86	.36%	$3.41	.66%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.31	.66

Class P2 – actual return	1,000.00	1,084.57	3.15	.61	4.70	.91
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.56	.91

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series        339

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The agreement was amended to add additional advisory fee breakpoints for Global Growth Fund when the fund‘s net assets exceed $5 billion and $8 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category.

340        American Funds Insurance Series

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series        341

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement – American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2022. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2020. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreement, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

342        American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series        343

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

344        American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” – which describes how we vote proxies relating to portfolio securities – is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and on our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2021, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemSM – has resulted in superior outcomes.

Aligned with investor success	The Capital System	American Funds Insurance Series’ superior outcomes

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 27 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2021.
[2]

Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.

[3]

Based on Class 1 share results as of December 31, 2020. Three of our five fixed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	Based on management fees for the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGESRX-998-0821P Litho in USA RCG/RRD/6311-S85205 © 2021 Capital Group. All rights reserved.

Transamerica BlackRock Global Real Estate Securities VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,167.40	$4.30	$1,020.80	$4.01	0.80%
Service Class	1,000.00	1,165.90	5.64	1,019.60	5.26	1.05

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.7%
Repurchase Agreement	2.3
Other Investment Company	0.5
Net Other Assets (Liabilities) ^	(0.5)
Total	100.0%

Current	and future portfolio holdings are subject to change and risk.
^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Australia - 5.2%
Centuria Capital Group (A)	3,384,861	$7,056,966
Centuria Industrial, REIT (A)	1,322,757	3,690,246
Charter Hall Group, REIT	148,343	1,726,598
Charter Hall Long Wale, REIT	175,679	625,815
Goodman Group, REIT	832,212	13,212,567
Lendlease Corp. Ltd.	984,774	8,463,570

		34,775,762

Belgium - 1.9%
Aedifica SA, REIT	40,683	5,369,098
Warehouses de Pauw CVA, REIT	191,317	7,304,704

		12,673,802

Canada - 1.3%
Allied Properties, REIT	128,774	4,679,952
Summit Industrial Income, REIT	259,771	3,723,887

		8,403,839

China - 2.4%
GDS Holdings Ltd., ADR (B)	63,480	4,982,545
GDS Holdings Ltd., Class A (B)	1,128,711	11,179,099

		16,161,644

France - 2.0%
Covivio, REIT	90,352	7,726,568
Unibail-Rodamco-Westfield, REIT (A) (B)	65,263	5,648,376

		13,374,944

Germany - 3.8%
Vonovia SE	386,470	24,984,164

Hong Kong - 5.9%
ESR Cayman Ltd. (B) (C)	4,984,300	16,819,116
Henderson Land Development Co. Ltd.	432,000	2,047,525
Kerry Properties Ltd.	181,000	596,783
New World Development Co. Ltd.	1,346,250	6,996,276
Shimao Group Holdings Ltd.	2,708,000	6,640,691
Sun Hung Kai Properties Ltd.	268,000	3,993,612
Wharf Holdings Ltd.	486,000	1,852,788

		38,946,791

Japan - 10.9%
Daito Trust Construction Co. Ltd.	15,800	1,727,981
Daiwa House Industry Co. Ltd.	200,900	6,030,888
Hankyu Hanshin, Inc., REIT	694	1,005,127
Heiwa Real Estate Co. Ltd.	10,600	399,784
Heiwa Real Estate, Inc., REIT	706	1,112,111
Katitas Co. Ltd.	16,000	449,345
Keihanshin Building Co. Ltd.	121,400	1,488,337
Kenedix Office Investment Corp., REIT	1,288	9,077,852
Mitsubishi Estate Co. Ltd.	1,335,200	21,591,312
Mitsui Fudosan Logistics Park, Inc., REIT	1,124	5,989,540
Nippon Building Fund, Inc., REIT (A)	2,296	14,322,229
ORIX, Inc., REIT	2,682	5,161,453
Seibu Holdings, Inc. (A) (B)	289,900	3,397,541
Tokyu Fudosan Holdings Corp.	83,400	501,474

		72,254,974

Luxembourg - 1.4%
Aroundtown SA	1,201,954	9,377,929

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea - 0.7%
ESR Kendall Square Co. Ltd., REIT (B)	533,670	$ 3,573,122
LOTTE Co. Ltd., REIT	164,430	870,224

		4,443,346

Singapore - 2.1%
CapitaLand Ltd.	3,218,900	8,880,880
Cromwell European, REIT (A)	1,256,522	3,709,903
Mapletree North Asia Commercial Trust, REIT	1,530,400	1,183,622

		13,774,405

Spain - 1.5%
Cellnex Telecom SA (C)	160,171	10,202,652

Sweden - 2.0%
Castellum AB	179,564	4,569,827
Kungsleden AB	603,034	7,300,023
Wihlborgs Fastigheter AB	50,727	1,100,712

		12,970,562

United Kingdom - 4.4%
Assura PLC, REIT	5,622,273	5,759,083
Big Yellow Group PLC, REIT	313,178	5,662,174
Derwent London PLC, REIT	125,885	5,781,339
Land Securities Group PLC, REIT (A)	447,162	4,177,749
Segro PLC, REIT	535,569	8,108,631

		29,488,976

United States - 52.2%
Agree Realty Corp., REIT	111,006	7,824,813
Alexandria Real Estate Equities, Inc., REIT	34,163	6,215,616
American Homes 4 Rent Trust, Class A, REIT	190,039	7,383,015
AvalonBay Communities, Inc., REIT	79,530	16,597,116
Boston Properties, Inc., REIT	98,567	11,294,793
CareTrust, Inc., REIT	196,644	4,568,040
Cousins Properties, Inc., REIT	189,822	6,981,653
CubeSmart, REIT	99,979	4,631,027
Digital Realty Trust, Inc., REIT	67,620	10,174,105
EPR Properties, REIT (B)	245,157	12,914,871
Equinix, Inc., REIT	31,542	25,315,609
Extra Space Storage, Inc., REIT	87,637	14,356,693
Federal Realty Investment Trust, REIT	28,184	3,302,319
Hilton Grand Vacations, Inc. (B)	156,112	6,461,476
Hudson Pacific Properties, Inc., REIT	143,593	3,994,757
Medical Properties Trust, Inc., REIT	816,203	16,405,680
Mid-America Apartment Communities, Inc., REIT	74,134	12,485,648
Outfront Media, Inc., REIT (B)	702,375	16,878,071
Prologis, Inc., REIT	279,977	33,465,651
Regency Centers Corp., REIT	70,995	4,548,650
Rexford Industrial Realty, Inc., REIT	243,570	13,871,312
RLJ Lodging Trust, REIT	374,095	5,697,467
SBA Communications Corp., REIT	21,180	6,750,066
Simon Property Group, Inc., REIT	112,255	14,647,033
SL Green Realty Corp., REIT (A)	61,153	4,892,240
Spirit Realty Capital, Inc., REIT	189,825	9,081,228
STAG Industrial, Inc., REIT (A)	182,677	6,837,600
Sun Communities, Inc., REIT	91,523	15,687,042
Switch, Inc., Class A (A)	311,791	6,581,908

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
UDR, Inc., REIT	230,090	$ 11,269,808
VICI Properties, Inc., REIT (A)	331,264	10,275,809
Welltower, Inc., REIT	173,254	14,397,408

		345,788,524

Total Common Stocks (Cost $577,251,303)		647,622,314

OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (D)	3,025,336	3,025,336

Total Other Investment Company (Cost $3,025,336)		3,025,336

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 0.00% (D), dated 06/30/2021, to be repurchased at $15,498,723 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $15,808,759.	$15,498,723	$ 15,498,723

Total Repurchase Agreement (Cost $15,498,723)		15,498,723

Total Investments (Cost $595,775,362)		666,146,373
Net Other Assets (Liabilities) - (0.5)%		(3,139,631)

Net Assets - 100.0%		$663,006,742

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference (“CFD”)
Equity Securities Long (E)	GSI	Pay	7/20/2021	USD	8,304,576	1.3%	$ 8,231,673	$ (72,903)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/15/2021	USD	379,444	CAD	467,000	$2,714	$—
BNP	07/15/2021	USD	19,004,141	EUR	15,897,000	148,203	—
BNP	07/15/2021	USD	33,343	GBP	24,000	142	—
BNP	07/15/2021	USD	13,596,697	HKD	105,678,000	—	(14,502)
BNP	07/15/2021	USD	9,823,493	JPY	1,081,756,000	85,082	—
BNP	07/15/2021	JPY	985,452,103	USD	9,027,682	—	(156,239)
BNP	07/15/2021	NOK	8,507,000	USD	1,000,123	—	(12,026)
BNP	07/15/2021	AUD	1,052,000	USD	802,166	—	(13,154)
BNP	07/15/2021	NZD	2,384,000	USD	1,675,046	—	(8,662)
BNP	07/15/2021	EUR	899,000	USD	1,087,723	—	(21,390)
BNP	07/15/2021	HKD	36,069,000	USD	4,646,182	—	(539)
BNP	07/15/2021	CAD	523,000	USD	420,385	1,521	—
BNP	07/15/2021	SEK	3,059,000	USD	365,097	—	(7,606)
BOA	07/15/2021	USD	1,771,414	AUD	2,337,000	18,637	—
BOA	07/15/2021	USD	881,494	CAD	1,072,000	16,708	—
BOA	07/15/2021	USD	88,198	JPY	9,533,000	2,378	—
BOA	07/15/2021	CHF	4,379,000	USD	4,759,099	—	(24,371)
BOA	07/15/2021	THB	3,297,000	USD	104,108	—	(1,243)
BOA	07/15/2021	JPY	2,325,360,000	USD	21,079,235	—	(145,393)
BOA	07/15/2021	EUR	136,000	USD	166,148	—	(4,834)
BOA	07/15/2021	SGD	1,759,000	USD	1,325,764	—	(17,666)
BOA	07/15/2021	GBP	1,814,000	USD	2,542,708	—	(33,284)
BOA	07/15/2021	AUD	4,851,000	USD	3,709,337	—	(71,032)
BOA	07/15/2021	SEK	10,530,000	USD	1,243,068	—	(12,477)
BOA	07/15/2021	HKD	25,162,000	USD	3,240,863	—	(27)
BOA	07/15/2021	NOK	1,375,000	USD	161,743	—	(2,035)
BOA	07/15/2021	ILS	899,000	USD	276,261	—	(474)
CITI	07/15/2021	USD	1,682,739	AUD	2,241,000	1,963	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	07/15/2021	USD	1,844,343	EUR	1,512,000	$50,912	$—
CITI	07/15/2021	USD	2,310,988	GBP	1,641,000	40,886	—
CITI	07/15/2021	USD	260,789	HKD	2,024,000	100	—
CITI	07/15/2021	USD	309,418	JPY	33,577,000	7,144	—
CITI	07/15/2021	USD	3,667,117	KRW	4,118,193,000	10,591	—
CITI	07/15/2021	EUR	22,000	USD	26,565	—	(470)
CITI	07/15/2021	GBP	190,000	USD	263,751	—	(911)
CITI	07/15/2021	CAD	1,457,000	USD	1,173,878	1,488	—
CITI	07/15/2021	JPY	5,942,000	USD	54,355	—	(863)
CITI	07/15/2021	NOK	1,544,000	USD	185,666	—	(6,329)
CITI	07/15/2021	NZD	196,000	USD	140,002	—	(3,001)
CITI	07/15/2021	SGD	2,790,000	USD	2,075,527	—	(715)
CITI	07/15/2021	AUD	59,000	USD	45,787	—	(1,537)
GSI	07/15/2021	USD	269,772	AUD	359,000	518	—
GSI	07/15/2021	USD	1,150,882	SGD	1,538,000	7,133	—
GSI	07/15/2021	AUD	2,228,000	USD	1,680,338	—	(9,312)
HSBC	07/15/2021	USD	529,219	AUD	684,000	16,212	—
HSBC	07/15/2021	USD	321,367	CAD	398,000	299	—
HSBC	07/15/2021	USD	114,313	GBP	81,000	2,261	—
HSBC	07/15/2021	USD	3,918,485	HKD	30,428,000	—	(605)
HSBC	07/15/2021	USD	2,396,988	SEK	20,463,000	5,576	—
HSBC	07/15/2021	HKD	7,145,000	USD	920,438	—	(171)
HSBC	07/15/2021	SGD	12,544,000	USD	9,347,626	—	(19,151)
HSBC	07/15/2021	GBP	44,000	USD	62,398	—	(1,530)
HSBC	07/15/2021	EUR	1,134,000	USD	1,389,720	—	(44,647)
HSBC	07/15/2021	CAD	568,000	USD	460,961	—	(2,754)
HSBC	07/15/2021	ILS	871,000	USD	268,958	—	(1,761)
HSBC	07/15/2021	AUD	1,331,000	USD	1,031,189	—	(32,924)
HSBC	07/15/2021	JPY	16,706,000	USD	152,941	—	(2,547)
HSBC	07/15/2021	SEK	813,000	USD	95,758	—	(746)
JPM	07/15/2021	USD	4,759,052	AUD	6,243,000	76,731	—
JPM	07/15/2021	USD	324,708	CAD	402,000	413	—
JPM	07/15/2021	USD	5,860,192	EUR	4,871,000	82,543	—
JPM	07/15/2021	USD	1,237,833	GBP	889,000	8,021	—
JPM	07/15/2021	USD	3,525,642	JPY	387,798,000	34,526	—
JPM	07/15/2021	USD	1,327,407	SEK	11,140,000	25,529	—
JPM	07/15/2021	JPY	257,852,000	USD	2,369,637	—	(48,348)
JPM	07/15/2021	GBP	2,916,000	USD	4,075,776	—	(41,883)
JPM	07/15/2021	EUR	11,054,000	USD	13,368,307	—	(256,806)
JPM	07/15/2021	CHF	1,194,000	USD	1,317,031	—	(26,036)
JPM	07/15/2021	SEK	14,436,000	USD	1,712,676	—	(25,609)
JPM	07/15/2021	ZAR	472,000	USD	34,204	—	(1,213)
JPM	07/15/2021	CAD	1,170,000	USD	954,041	—	(10,199)
JPM	07/15/2021	AUD	1,827,000	USD	1,369,410	861	—
NOMI	07/15/2021	JPY	34,276,000	USD	313,930	—	(5,363)
SSB	07/15/2021	USD	2,194,032	AUD	2,833,000	69,248	—
SSB	07/15/2021	USD	13,575,260	EUR	11,266,000	212,300	—
SSB	07/15/2021	USD	4,588,294	GBP	3,273,000	60,540	—
SSB	07/15/2021	USD	6,613,146	JPY	728,870,000	51,559	—
SSB	07/15/2021	USD	326,926	SEK	2,727,000	8,235	—
SSB	07/15/2021	USD	1,868,878	SGD	2,499,000	10,471	—
SSB	07/15/2021	EUR	187,000	USD	225,802	—	(3,995)
SSB	07/15/2021	JPY	70,824,000	USD	645,662	—	(8,076)
SSB	07/15/2021	SGD	1,281,000	USD	966,043	—	(13,413)
SSB	07/15/2021	AUD	2,801,000	USD	2,160,975	—	(60,193)
SSB	07/15/2021	ILS	5,033,000	USD	1,547,030	—	(3,057)
SSB	07/15/2021	SEK	8,972,000	USD	1,074,157	—	(25,642)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	07/15/2021	GBP	1,039,000	USD	1,446,846	$—	$(9,530)
SSB	07/15/2021	CAD	324,000	USD	267,645	—	(6,273)
UBS	07/15/2021	USD	2,378,389	GBP	1,710,000	12,836	—
UBS	07/15/2021	USD	11,752,746	HKD	91,233,000	2,046	—
UBS	07/15/2021	JPY	78,517,000	USD	721,018	—	(14,176)
UBS	07/15/2021	ILS	12,580,000	USD	3,833,578	25,590	—
UBS	07/15/2021	GBP	1,316,000	USD	1,825,144	—	(4,635)
UBS	07/15/2021	ZAR	1,694,000	USD	114,771	3,630	—
UBS	07/15/2021	HKD	62,120,000	USD	8,005,906	—	(4,926)
UBS	07/15/2021	EUR	3,958,000	USD	4,749,794	—	(55,084)
UBS	07/15/2021	SEK	529,000	USD	62,007	—	(185)
UBS	07/15/2021	AUD	1,607,000	USD	1,263,425	—	(58,156)
UBS	07/15/2021	CAD	416,000	USD	344,147	—	(8,558)

Total						$1,105,547	$(1,368,284)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	70.4%	$469,004,076
Real Estate Management & Development	20.4	135,813,017
IT Services	3.4	22,743,552
Diversified Telecommunication Services	1.5	10,202,652
Hotels, Restaurants & Leisure	1.0	6,461,476
Road & Rail	0.5	3,397,541

Investments	97.2	647,622,314
Short-Term Investments	2.8	18,524,059

Total Investments	100.0%	$666,146,373

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$359,174,908	$288,447,406	$—	$647,622,314
Other Investment Company	3,025,336	—	—	3,025,336
Repurchase Agreement	—	15,498,723	—	15,498,723

Total Investments	$362,200,244	$303,946,129	$—	$666,146,373

Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$1,105,547	$—	$1,105,547

Total Other Financial Instruments	$—	$1,105,547	$—	$1,105,547

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements - CFD (G)	$—	$(72,903)	$—	$(72,903)
Forward Foreign Currency Contracts (G)	—	(1,368,284)	—	(1,368,284)

Total Other Financial Instruments	$—	$(1,441,187)	$—	$(1,441,187)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $41,113,131, collateralized by cash collateral of $3,025,336 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $39,713,102. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the total value of 144A securities is $27,021,768, representing 4.1% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2021.
(E)	The Portfolio receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, with an average spread of 20 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest is the Federal Funds Rate.

The significant reference entities underlying the corresponding total return swap as of June 30, 2021, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
United States
Agree Realty Corp., REIT	19,526	$1,376,388	16.7%
CareTrust, Inc., REIT	122,285	2,840,681	34.5
Equinix, Inc., REIT	5,002	4,014,604	48.8

TOTAL COMMON STOCKS - LONG		$8,231,673

(F)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

COUNTERPARTY ABBREVIATIONS (continued):

NOMI	Nomura International PLC
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $580,276,639) (including securities loaned of $41,113,131)	$650,647,650
Repurchase agreement, at value (cost $15,498,723)	15,498,723
Cash collateral pledged at broker for:
OTC derivatives (A)	40,000
Foreign currency, at value (cost $190,791)	190,660
Receivables and other assets:
Investments sold	3,076,798
Net income from securities lending	4,950
Shares of beneficial interest sold	7,621
Dividends	1,985,698
Tax reclaims	85,820
Unrealized appreciation on forward foreign currency contracts	1,105,547
Prepaid expenses	1,008

Total assets	672,644,475

Liabilities:
Cash collateral received upon return of:
Securities on loan	3,025,336
Cash collateral at broker for:
OTC derivatives (A)	40,000
Payables and other liabilities:
Investments purchased	4,355,854
Dividends, interest and fees for borrowings from securities sold short	599
Shares of beneficial interest redeemed	211,524
Investment management fees	388,168
Distribution and service fees	23,694
Transfer agent costs	895
Trustees, CCO and deferred compensation fees	7,095
Audit and tax fees	10,748
Custody fees	56,514
Legal fees	7,349
Printing and shareholder reports fees	49,032
Other accrued expenses	19,738
Unrealized depreciation on OTC swap agreements - CFD	72,903
Unrealized depreciation on forward foreign currency contracts	1,368,284

Total liabilities	9,637,733

Net assets	$663,006,742

Net assets consist of:
Capital stock ($0.01 par value)	$526,407
Additional paid-in capital	647,699,595
Total distributable earnings (accumulated losses)	14,780,740

Net assets	$663,006,742

Net assets by class:
Initial Class	$560,902,237
Service Class	102,104,505

Shares outstanding:
Initial Class	44,951,692
Service Class	7,689,055

Net asset value and offering price per share:
Initial Class	$12.48
Service Class	13.28

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$5,804,503
Net income from securities lending	26,525
Withholding taxes on foreign income	(274,715)

Total investment income	5,556,313

Expenses:
Investment management fees	1,803,701
Distribution and service fees:
Service Class	120,318
Transfer agent costs	3,056
Trustees, CCO and deferred compensation fees	11,772
Audit and tax fees	12,016
Custody fees	15,510
Legal fees	16,929
Printing and shareholder reports fees	25,842
Dividends, interest and fees for borrowings from securities sold short	1,245
Other	19,904

Total expenses	2,030,293

Net investment income (loss)	3,526,020

Net realized gain (loss) on:
Investments	28,168,058
Swap agreements	71,822
Forward foreign currency contracts	330,536
Foreign currency transactions	104,222

Net realized gain (loss)	28,674,638

Net change in unrealized appreciation (depreciation) on:
Investments	38,369,898
Swap agreements	(61,250)
Forward foreign currency contracts	(753,863)
Translation of assets and liabilities denominated in foreign currencies	(25,202)

Net change in unrealized appreciation (depreciation)	37,529,583

Net realized and change in unrealized gain (loss)	66,204,221

Net increase (decrease) in net assets resulting from operations	$69,730,241

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$3,526,020	$11,369,049
Net realized gain (loss)	28,674,638	(85,376,278)
Net change in unrealized appreciation (depreciation)	37,529,583	(35,400,978)

Net increase (decrease) in net assets resulting from operations	69,730,241	(109,408,207)

Dividends and/or distributions to shareholders:
Initial Class	—	(62,472,382)
Service Class	—	(15,706,919)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(78,179,301)

Capital share transactions:
Proceeds from shares sold:
Initial Class	169,342,850	14,094,529
Service Class	5,959,693	11,130,483

	175,302,543	25,225,012

Dividends and/or distributions reinvested:
Initial Class	—	62,472,382
Service Class	—	15,706,919

	—	78,179,301

Cost of shares redeemed:
Initial Class	(6,860,719)	(470,380,536)
Service Class	(9,869,680)	(15,664,076)

	(16,730,399)	(486,044,612)

Net increase (decrease) in net assets resulting from capital share transactions	158,572,144	(382,640,299)

Net increase (decrease) in net assets	228,302,385	(570,227,807)

Net assets:
Beginning of period/year	434,704,357	1,004,932,164

End of period/year	$663,006,742	$434,704,357

Capital share transactions - shares:
Shares issued:
Initial Class	13,401,219	1,082,418
Service Class	471,388	932,542

	13,872,607	2,014,960

Shares reinvested:
Initial Class	—	6,480,538
Service Class	—	1,527,910

	—	8,008,448

Shares redeemed:
Initial Class	(600,541)	(43,159,364)
Service Class	(787,981)	(1,352,683)

	(1,388,522)	(44,512,047)

Net increase (decrease) in shares outstanding:
Initial Class	12,800,678	(35,596,408)
Service Class	(316,593)	1,107,769

	12,484,085	(34,488,639)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$10.69		$13.40	$10.80	$13.15	$12.26	$12.39

Investment operations:
Net investment income (loss) (A)	0.09		0.23	0.27	0.24	0.22	0.31	(B)
Net realized and unrealized gain (loss)	1.70		(0.53)	2.44	(1.48)	1.14	(0.22)

Total investment operations	1.79		(0.30)	2.71	(1.24)	1.36	0.09

Dividends and/or distributions to shareholders:
Net investment income	—		(1.51)	(0.11)	(1.11)	(0.47)	(0.22)
Net realized gains	—		(0.90)	—	—	—	—

Total dividends and/or distributions to shareholders	—		(2.41)	(0.11)	(1.11)	(0.47)	(0.22)

Net asset value, end of period/year	$12.48		$10.69	$13.40	$10.80	$13.15	$12.26

Total return	16.74	%(C)	(0.31)%	25.19%	(10.09)%	11.32%	0.62%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$560,902		$343,554	$907,719	$353,992	$177,075	$370,080
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.80	%(D)	0.82%	0.78%	0.92%	0.92%	0.89%
Including waiver and/or reimbursement and recapture	0.80	%(D)	0.82%	0.78%	0.91%	0.92%	0.87	%(B)
Net investment income (loss) to average net assets	1.56	%(D)	2.03%	2.17%	2.03%	1.66%	2.45	%(B)
Portfolio turnover rate	44	%(C)	107%	93%	241%	119%	46%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$11.39		$14.09	$11.35	$13.76	$12.81	$12.93

Investment operations:
Net investment income (loss) (A)	0.07		0.21	0.24	0.26	0.16	0.31	(B)
Net realized and unrealized gain (loss)	1.82		(0.53)	2.58	(1.60)	1.23	(0.24)

Total investment operations	1.89		(0.32)	2.82	(1.34)	1.39	0.07

Dividends and/or distributions to shareholders:
Net investment income	—		(1.48)	(0.08)	(1.07)	(0.44)	(0.19)
Net realized gains	—		(0.90)	—	—	—	—

Total dividends and/or distributions to shareholders	—		(2.38)	(0.08)	(1.07)	(0.44)	(0.19)

Net asset value, end of period/year	$13.28		$11.39	$14.09	$11.35	$13.76	$12.81

Total return	16.59	%(C)	(0.51)%	24.88%	(10.33)%	11.01%	0.42%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$102,105		$91,150	$97,213	$77,284	$99,725	$95,835
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.05	%(D)	1.06%	1.03%	1.17%	1.17%	1.14%
Including waiver and/or reimbursement and recapture	1.05	%(D)	1.06%	1.03%	1.16%	1.17%	1.13	%(B)
Net investment income (loss) to average net assets	1.20	%(D)	1.82%	1.82%	2.06%	1.23%	2.33	%(B)
Portfolio turnover rate	44	%(C)	107%	93%	241%	119%	46%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Real Estate Securities VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$3,025,336	$—	$—	$—	$3,025,336
Total Borrowings	$3,025,336	$—	$—	$—	$3,025,336

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2021, if any, are listed within the Schedule of Investments.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open forward foreign currency contracts at June 30, 2021, if any, are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$1,105,547	$—	$—	$—	$1,105,547
Total	$—	$1,105,547	$—	$—	$—	$1,105,547

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
OTC swaps:
Unrealized depreciation on OTC swap agreements - CFD	$—	$—	$(72,903)	$—	$—	$(72,903)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(1,368,284)	—	—	—	(1,368,284)
Total	$—	$(1,368,284)	$(72,903)	$—	$—	$(1,441,187)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$—	$—	$71,822	$—	$—	$71,822
Forward foreign currency contracts	—	330,536	—	—	—	330,536
Total	$—	$330,536	$71,822	$—	$—	$402,358

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$—	$—	$(61,250)	$—	$—	$(61,250)
Forward foreign currency contracts	—	(753,863)	—	—	—	(753,863)
Total	$—	$(753,863)	$(61,250)	$—	$—	$(815,113)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Total return swaps:
Average notional value – long	$1,588,710
Forward foreign currency exchange contracts:
Average contract amounts purchased – in USD	60,871,608
Average contract amounts sold – in USD	59,520,782

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2021. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Amount	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Bank of America, N.A.	$37,723	$(37,723)	$—	$—	$312,836	$(37,723)	$—	$275,113
BNP Paribas	237,662	(234,118)	—	3,544	234,118	(234,118)	—	—
Citibank, N.A.	113,084	(13,826)	—	99,258	13,826	(13,826)	—	—
Goldman Sachs International	7,651	(7,651)	—	—	82,215	(7,651)	(10,000)	64,564
HSBC Bank USA	24,348	(24,348)	—	—	106,836	(24,348)	—	82,488
JPMorgan Chase Bank, N.A.	228,624	(228,624)	—	—	410,094	(228,624)	—	181,470
Nomura International PLC	—	—	—	—	5,363	—	—	5,363
State Street Bank & Trust Co.	412,353	(130,179)	—	282,174	130,179	(130,179)	—	—
UBS AG	44,102	(44,102)	—	—	145,720	(44,102)	(30,000)	71,618

Total	$1,105,547	$(720,571)	$—	$384,976	$1,441,187	$(720,571)	$(40,000)	$680,616

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK FACTORS (continued)

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

Real estate securities risk: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the Portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the Portfolio will also be subject to the risks associated with that one area or property type. The value of the Portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.

Non-diversification risk: As a “non-diversified” portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to negative events affecting those issuers.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.77%
Over $250 million up to $500 million	0.75
Over $500 million up to $750 million	0.70
Over $750 million	0.68

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.90%	May 1, 2022
Service Class	1.15	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$364,243,528	$—	$211,632,428	$—

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$595,775,362	$79,292,766	$(9,257,395)	$70,035,371

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

12. LEGAL PROCEEDINGS (continued)

contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Global Real Estate Securities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”) and the renewal of the investment sub-sub-advisory agreements (the “Sub-Sub-Advisory Agreements” and together with the Management Agreement and the Sub-Advisory Agreement, the “Agreements”) with respect to the Portfolio between BlackRock and each of BlackRock International Limited and BlackRock (Singapore) Limited (each a “Sub-Sub-Adviser” and collectively the “Sub-Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Management Agreement, the Sub-Advisory Agreement and each Sub-Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM, the Sub-Adviser and each Sub-Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM, the Sub-Adviser and each Sub-Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM, the Sub-Adviser and each Sub-Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser and each Sub-Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM, the Sub-Adviser or the Sub-Sub-Advisers present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM, the Sub-Adviser and each Sub-Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s, the Sub-Adviser’s and each Sub-Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management teams of the Sub-Adviser and each Sub-Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM, the Sub-Adviser and each Sub-Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period. Board noted that the Sub-Adviser and the Sub-Sub-Advisers had commenced sub-advising the Portfolio on November 1, 2018 pursuant to its current investment objective, investment strategies and benchmark.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services and the Sub-Sub-Advisers for sub-sub-advisory services, noting that TAM pays sub-advisory fees to the Sub-Adviser and that the sub-sub-advisory fees payable to the Sub-Sub-Advisers are paid by the Sub-Adviser and not the Portfolio or TAM. The Board also considered the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management, sub-advisory and sub-sub-advisory fees to be received by TAM, the Sub-Adviser and the Sub-Sub-Advisers under the Management Agreement, the Sub-Advisory Agreement and each Sub-Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Global Real Estate Securities VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM, the Sub-Adviser or a Sub-Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and each Sub-Sub-Adviser’s sub-sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Adviser and the Sub-Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates, the Sub-Adviser and/or the Sub-Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, the Sub-Adviser and/or the Sub-Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser and the Sub-Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement, the Sub-Advisory Agreement and each Sub-Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,000.00	$0.40	$1,024.40	$0.40	0.08%
Service Class	1,000.00	1,000.00	0.40	1,024.40	0.40	0.08

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Short-Term U.S. Government Obligations	42.0%
Repurchase Agreements	33.7
U.S. Government Agency Obligations	13.2
Short-Term U.S. Government Agency Obligations	8.1
U.S. Government Obligations	6.0
Net Other Assets (Liabilities)	(3.0)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	0.26
Duration †	0.11

Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.2%
Federal Farm Credit Banks Funding Corp.
SOFR + 0.04%, 0.09% (A), 11/03/2021	$19,105,000	$19,104,801
1-Month LIBOR + 0.01%, 0.10% (A), 12/28/2021	1,810,000	1,809,927
SOFR + 0.08%, 0.13% (A), 11/03/2022	4,510,000	4,510,000
SOFR + 0.09%, 0.14% (A), 10/07/2022	3,055,000	3,055,000
0.14% (A), 09/23/2021	2,000,000	2,000,000
3-Month Treasury Money Market Yield + 0.12%, 0.17% (A), 05/02/2022	1,165,000	1,164,941
1-Month LIBOR + 0.11%, 0.18% (A), 11/12/2021	615,000	615,000
1-Month LIBOR + 0.11%, 0.19% (A), 07/09/2021	545,000	545,000
3-Month Treasury Money Market Yield + 0.15%, 0.20% (A), 12/13/2021	1,495,000	1,494,328
1-Month LIBOR + 0.13%, 0.21% (A), 10/08/2021	410,000	410,000
SOFR + 0.18%, 0.23% (A), 01/14/2022	2,435,000	2,435,000
SOFR + 0.19%, 0.24% (A), 11/18/2021 - 07/14/2022	3,535,000	3,535,000
3-Month Treasury Money Market Yield + 0.23%, 0.27% (A), 07/08/2021	1,240,000	1,240,000
FFR + 0.18%, 0.28% (A), 07/20/2022	8,530,000	8,529,111
Federal Home Loan Banks
SOFR + 0.02%, 0.07% (A), 12/16/2022	9,075,000	9,075,000
SOFR + 0.07%, 0.12% (A), 04/28/2022	1,470,000	1,470,000
SOFR + 0.08%, 0.13% (A), 07/08/2021 - 07/23/2021	2,960,000	2,960,000
SOFR + 0.09%, 0.14% (A), 09/10/2021	6,030,000	6,030,000
SOFR + 0.12%, 0.17% (A), 02/28/2022	3,450,000	3,450,000
SOFR + 0.15%, 0.20% (A), 09/03/2021	6,000,000	6,000,000
Federal Home Loan Mortgage Corp.
SOFR + 0.07%, 0.12% (A), 11/10/2022	1,990,000	1,990,000
SOFR + 0.18%, 0.23% (A), 12/13/2021	4,080,000	4,080,000
SOFR + 0.32%, 0.37% (A), 09/23/2021	4,330,000	4,330,000
1.13%, 08/12/2021	1,355,000	1,356,538
Federal National Mortgage Association
SOFR + 0.29%, 0.34% (A), 10/04/2021	9,000,000	9,000,000
SOFR + 0.35%, 0.40% (A), 04/07/2022	3,960,000	3,960,000

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
SOFR + 0.39%, 0.44% (A), 04/15/2022	$ 4,380,000	$ 4,380,000
1.38%, 10/07/2021	1,945,000	1,951,438

Total U.S. Government Agency Obligations (Cost $110,481,084)		110,481,084

U.S. GOVERNMENT OBLIGATIONS - 6.0%
U.S. Treasury - 6.0%
U.S. Treasury Floating Rate Note
3-Month Treasury Money Market Yield + 0.05%, 0.10% (A), 01/31/2023	32,000,000	32,001,253
3-Month Treasury Money Market Yield + 0.06%, 0.11% (A), 07/31/2022	4,918,100	4,918,100
3-Month Treasury Money Market Yield + 0.22%, 0.27% (A), 07/31/2021	8,000,000	7,999,828
3-Month Treasury Money Market Yield + 0.30%, 0.35% (A), 10/31/2021	1,630,000	1,630,324
U.S. Treasury Note
0.13%, 06/30/2022	650,000	650,351
1.75%, 05/15/2022 - 06/15/2022	1,110,000	1,126,479
2.13%, 05/15/2022	1,465,000	1,491,213

Total U.S. Government Obligations (Cost $49,817,548)		49,817,548

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.1%
Federal Farm Credit Discount Notes
0.08% (B), 11/16/2021	5,815,000	5,813,217
0.11% (B), 10/25/2021 - 11/01/2021	4,390,000	4,388,429
0.13% (B), 08/24/2021 - 08/31/2021	1,775,000	1,774,634
0.15% (B), 07/01/2021	8,385,000	8,385,000
Federal Home Loan Bank Discount Notes
0.00% (B), 07/14/2021	1,355,000	1,354,998
0.01% (B), 07/28/2021	2,335,000	2,334,986
0.05% (B), 09/17/2021 - 11/05/2021	38,665,000	38,660,622
Federal Home Loan Banks
0.04% (B), 10/15/2021	1,755,000	1,754,997
0.05% (B), 12/23/2021	2,040,000	2,039,967
SOFR + 0.01%, 0.06% (A), 03/28/2022 - 03/30/2022	1,595,000	1,595,000

Total Short-Term U.S. Government Agency Obligations (Cost $68,101,850)		68,101,850

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 42.0%
U.S. Cash Management Bill
0.03% (B), 10/05/2021 - 10/12/2021	29,695,000	29,692,538
0.04% (B), 10/19/2021	31,957,000	31,953,582
0.05% (B), 08/12/2021 - 11/02/2021	22,885,700	22,884,056
U.S. Treasury Bill
0.01% (B), 07/13/2021 - 07/22/2021	41,892,200	41,892,097
0.02% (B), 07/29/2021 - 08/10/2021	20,295,000	20,294,760
0.03% (B), 07/27/2021 - 08/10/2021	18,570,000	18,569,579

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bill (continued)
0.04% (B), 08/05/2021 - 12/16/2021	$ 95,673,500	$ 95,665,359
0.05% (B), 11/12/2021 - 12/23/2021	37,570,000	37,560,983
0.06% (B), 12/23/2021	2,110,000	2,109,410
0.07% (B), 08/05/2021	31,609,000	31,606,852
0.08% (B), 07/06/2021	14,000,000	13,999,854
0.14% (B), 11/04/2021	4,502,900	4,500,772

Total Short-Term U.S. Government Obligations (Cost $350,729,842)		350,729,842

REPURCHASE AGREEMENTS - 33.7%
Barclays Capital, Inc., 0.05% (B), dated 06/30/2021, to be repurchased at $55,000,076 on 07/01/2021. Collateralized by a U.S. Government Obligation, 3.00%, due 11/15/2044, and with a value of $56,100,028.	55,000,000	55,000,000
BNP Paribas SA, 0.05% (B), dated 06/30/2021, to be repurchased at $60,000,083 on 07/01/2021. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 0.00% - 6.63%, due 07/31/2022 - 06/20/2051, and with a total value of $61,201,377.	60,000,000	60,000,000
Citigroup Global Markets, Inc., 0.05% (B), dated 06/30/2021, to be repurchased at $21,000,029 on 07/01/2021. Collateralized by U.S. Government Obligations, 0.00% - 0.05%, due 07/08/2021 - 07/27/2021, and with a total value of $21,420,074.	21,000,000	21,000,000
Goldman Sachs & Co., 0.05% (B), dated 06/30/2021, to be repurchased at $45,000,063 on 07/01/2021. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 0.00% - 7.50%, due 11/15/2024 - 02/15/2047, and with a total value of $45,900,100.	45,000,000	45,000,000

	Principal	Value

REPURCHASE AGREEMENTS (continued)

JPMorgan Chase & Co., 0.05% (B), dated 06/30/2021, to be repurchased at $35,000,049 on 07/01/2021. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 0.05% - 7.00%, due 10/26/2021 - 04/15/2054, and with a total value of $35,700,050.

	$ 35,000,000	$ 35,000,000
Merrill Lynch & Co., Inc., 0.05% (B), dated 06/30/2021, to be repurchased at $20,000,028 on 07/01/2021. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 2.25% - 5.26%, due 05/15/2041 - 03/20/2067, and with a total value of $20,400,100.	20,000,000	20,000,000
Toronto-Dominion Bank, 0.05% (B), dated 06/30/2021, to be repurchased at $30,000,042 on 07/01/2021. Collateralized by U.S. Government Obligations, 0.38% - 2.63%, due 07/15/2021 - 11/15/2029, and with a total value of $30,600,055.	30,000,000	30,000,000
Toronto-Dominion Bank, 0.06% (B), dated 06/30/2021, to be repurchased at $15,000,025 on 07/01/2021. Collateralized by U.S. Government Obligations, 0.38% - 2.75%, due 05/31/2023 - 02/15/2031, and with a total value of $15,300,071.	15,000,000	15,000,000

Total Repurchase Agreements (Cost $281,000,000)		281,000,000

Total Investments (Cost $860,130,324)		860,130,324
Net Other Assets (Liabilities) - (3.0)%		(25,306,348)

Net Assets - 100.0%		$ 834,823,976

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$110,481,084	$—	$110,481,084
U.S. Government Obligations	—	49,817,548	—	49,817,548
Short-Term U.S. Government Agency Obligations	—	68,101,850	—	68,101,850
Short-Term U.S. Government Obligations	—	350,729,842	—	350,729,842
Repurchase Agreements	—	281,000,000	—	281,000,000

Total Investments	$—	$860,130,324	$—	$860,130,324

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Rates disclosed reflect the yields at June 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

FFR	Federal Funds Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021 (unaudited)

Assets:
Investments, at value (cost $579,130,324)	$579,130,324
Repurchase agreement, at value (cost $281,000,000)	281,000,000
Cash	60,660
Receivables and other assets:
Shares of beneficial interest sold	1,531,436
Interest	56,875
Due from investment manager	155,472
Prepaid expenses	3,737
Other assets from distributor	139,697

Total assets	862,078,201

Liabilities:
Payables and other liabilities:
Investments purchased	26,493,377
Shares of beneficial interest redeemed	195,474
Investment management fees	181,342
Distribution and service fees	139,697
Transfer agent costs	2,779
Trustees, CCO and deferred compensation fees	12,097
Audit and tax fees	11,433
Custody fees	80,433
Legal fees	85,685
Printing and shareholder reports fees	30,783
Other accrued expenses	21,125

Total liabilities	27,254,225

Net assets	$834,823,976

Net assets consist of:
Capital stock ($0.01 par value)	$8,348,317
Additional paid-in capital	826,482,269
Total distributable earnings (accumulated losses)	(6,610)

Net assets	$834,823,976

Net assets by class:
Initial Class	$218,120,680
Service Class	616,703,296

Shares outstanding:
Initial Class	218,123,509
Service Class	616,708,159

Net asset value and offering price per share:
Initial Class	$1.00
Service Class	1.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Interest income	$369,232

Total investment income	369,232

Expenses:
Investment management fees	1,051,977
Distribution and service fees:
Service Class	813,021
Transfer agent costs	6,890
Trustees, CCO and deferred compensation fees	21,707
Audit and tax fees	12,329
Custody fees	82,124
Legal fees	118,463
Printing and shareholder reports fees	22,151
Other	26,639

Total expenses before waiver and/or reimbursement and recapture	2,155,301

Expenses waived and/or reimbursed:
Initial Class	(253,022)
Service Class	(1,539,212)

Net expenses	363,067

Net investment income (loss)	6,165

Net increase (decrease) in net assets resulting from operations	$6,165

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$6,165	$1,526,001

Net increase (decrease) in net assets resulting from operations	6,165	1,526,001

Dividends and/or distributions to shareholders:
Initial Class	(1,622)	(512,537)
Service Class	(4,544)	(1,013,463)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(6,166)	(1,526,000)

Capital share transactions:
Proceeds from shares sold:
Initial Class	52,924,028	156,104,772
Service Class	106,971,250	556,632,487

	159,895,278	712,737,259

Dividends and/or distributions reinvested:
Initial Class	1,639	512,559
Service Class	4,650	1,013,591

	6,289	1,526,150

Cost of shares redeemed:
Initial Class	(62,920,547)	(104,968,422)
Service Class	(162,228,001)	(271,815,506)

	(225,148,548)	(376,783,928)

Net increase (decrease) in net assets resulting from capital share transactions	(65,246,981)	337,479,481

Net increase (decrease) in net assets	(65,246,982)	337,479,482

Net assets:
Beginning of period/year	900,070,958	562,591,476

End of period/year	$834,823,976	$900,070,958

Capital share transactions - shares:
Shares issued:
Initial Class	52,924,028	156,104,772
Service Class	106,971,250	556,632,487

	159,895,278	712,737,259

Shares reinvested:
Initial Class	1,639	512,559
Service Class	4,650	1,013,591

	6,289	1,526,150

Shares redeemed:
Initial Class	(62,920,547)	(104,968,422)
Service Class	(162,228,001)	(271,815,506)

	(225,148,548)	(376,783,928)

Net increase (decrease) in shares outstanding:
Initial Class	(9,994,880)	51,648,909
Service Class	(55,252,101)	285,830,572

	(65,246,981)	337,479,481

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.02		0.02		0.00	(B)	0.00	(B)(C)
Net realized and unrealized gain (loss)	—		—		—		(0.00	)(B)	0.00	(B)	—

Total investment operations	0.00	(B)	0.00	(B)	0.02		0.02		0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.02)		(0.02)		(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00	%(D)	0.29%		1.95%		1.72%		0.01%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$218,121		$228,116		$176,468		$204,590		$178,217		$216,616
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.31	%(E)	0.37%		0.29%		0.32%		0.33%		0.36%
Including waiver and/or reimbursement and recapture	0.08	%(E)(F)	0.25	%(F)	0.29	%(G)	0.32	%(G)	0.73	%(G)	0.45	%(C)(G)
Net investment income (loss) to average net assets	0.00	%(E)(H)	0.25%		1.96%		1.58%		0.22%		0.01	%(C)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(G)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of June 30, 2018. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(H)	Rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.02		0.01		0.00	(B)	0.00	(B)(C)
Net realized and unrealized gain (loss)	—		—		—		(0.00	)(B)	0.00	(B)	—

Total investment operations	0.00	(B)	0.00	(B)	0.02		0.01		0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.02)		(0.01)		(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00	%(D)	0.25%		1.70%		0.78%		0.01%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$616,703		$671,955		$386,123		$370,614		$328,857		$434,978
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.56	%(E)	0.62%		0.54%		0.57%		0.58%		0.61%
Including waiver and/or reimbursement and recapture	0.08	%(E)(F)	0.27	%(F)	0.54	%(G)	1.05	%(G)	0.94	%(G)	0.46	%(C)(G)
Net investment income (loss) to average net assets	0.00	%(E)(H)	0.17%		1.70%		0.84%		0.01%		0.01	%(C)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(G)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of June 30, 2018. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(H)	Rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Government Money Market VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Government money market fund risk: The Portfolio operates as a “government” money market portfolio under applicable federal regulations. The Portfolio continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the Portfolio will be able to maintain a $1.00 share price. The Portfolio does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “redemption gates” on fund redemptions, as permitted under the applicable regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the Portfolio to impose such fees and gates in the future.

Repurchase agreements risk: In a repurchase agreement, the Portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Portfolio at a later date, and at a specified price. The securities purchased serve as the Portfolio’s collateral for the obligation of the counterparty to repurchase the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK FACTORS (continued)

securities. If the counterparty does not repurchase the securities, the Portfolio is entitled to sell the securities, but the Portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the Portfolio will not have a right to the securities, or the immediate right to sell the securities.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). Plans are underway to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR recently announced a possible delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instrument in which the Portfolio invests, and financial markets generally.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1 billion	0.24%
Over $1 billion up to $3 billion	0.22
Over $3 billion	0.21

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.38%	May 1, 2022
Service Class	0.63	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

Additionally, TAM or any of its affiliates may voluntarily waive fees and/or reimburse expenses of one or more classes of the Portfolio to such level(s) as the Trust’s officers may reasonably determine from time to time in an effort to prevent the Portfolio’s yield from falling below zero. Any such voluntary waiver or expense reimbursement is in addition to any contractual expense limitation arrangements in effect from time to time and may be discontinued by TAM or its affiliates at any time. TAM is entitled to reimbursement by the applicable class(es) of the Portfolio of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. TAM or its affiliates may request that financial intermediaries reduce or waive amounts payable to those intermediaries with respect to services rendered to the Portfolio or its shareholders, and those reductions or waivers may reduce the amounts waived and/or reimbursed by TAM under the contractual and/or voluntary waiver arrangements with respect to the Portfolio. There can be no assurance that the Portfolio will be able to prevent a negative yield.

Voluntarily waived and/or reimbursed expenses related to the maintenance of the yield are included in “Expenses waived and/or reimbursed,” and amounts recaptured by TAM under the voluntary yield waiver are included in “Recapture of previously waived and/or reimbursed fees,” in each case included in the Statement of Operations included in this shareholder report. The actual expense ratio of each class of the Portfolio, including any amounts waived and/or reimbursed and any amounts recaptured under the voluntary yield waiver, are shown in the “Ratio and supplemental data” section in the Portfolio’s Financial Highlights in this shareholder report.

For the years ended December 31, 2018, December 31, 2019, December 31, 2020 and the period ended June 30, 2021, the amounts waived by TAM due to the maintenance of the yield are as follows:

	Amounts Waived
	2018	2019	2020	2021	Total
Initial Class	$—	$—	$245,822	$253,022	$498,844
Service Class	—	—	743,940	726,191	1,470,131

As of June 30, 2021, the balances available for recapture by TAM due to the maintenance of the yield is as follows:

	Amounts Available
	2018 (A)	2019	2020	2021	Total
Initial Class	$—	$—	$244,584	$252,990	$497,574
Service Class	—	—	740,950	726,183	1,467,133

(A)	Effective June 30, 2018, TAM discontinued the earlier recaptures under the voluntary fee waiver.

For the year ended December 31, 2020 and the period ended June 30, 2021, the amounts waived from financial intermediaries are as follows:

	Amounts Waived
	2020 (A)	2021 (A)	Total
Service Class	$1,329,949	$813,021	$2,142,970

(A)	Not subject to recapture.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the years ended December 31, 2018, December 31, 2019, December 31, 2020 and the period ended June 30, 2021, the amounts waived by TAM due to the operating expense limitation is as follows:

	Amounts Waived
	2018	2019	2020	2021	Total
Initial Class	$—	$—	$21,688	$—	$21,688
Service Class	—	—	57,862	—	57,862

As of June 30, 2021, there are no amounts available for recapture by TAM due to the operating expense limitation.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 860,130,324	$ —	$ —	$ —

8. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

9. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2010-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

10. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

10. LEGAL PROCEEDINGS (continued)

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Government Money Market VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds, as prepared by Broadridge, for various

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2018 pursuant to its current investment strategies. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 40 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,037.10	$1.46	$1,023.40	$1.45	0.29%
Service Class	1,000.00	1,034.30	2.72	1,022.10	2.71	0.54

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Exchange-Traded Funds	99.9%
Other Investment Company	10.3
Repurchase Agreement	0.1
Common Stock	0.0
Net Other Assets (Liabilities)	(10.3)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 40 VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCK - 0.0%
Banks - 0.0%
Banco Espirito Santo SA (A) (B) (C) (D)	8,203	$0

Total Common Stock (Cost $9,697)		0

EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 10.1%
iShares MSCI EAFE Min Vol Factor ETF (E)	361,709	27,323,498
iShares MSCI Emerging Markets Min Vol Factor ETF	121,820	7,815,971

		35,139,469

U.S. Equity Funds - 30.4%
iShares MSCI USA Min Vol Factor ETF (E)	311,504	22,929,809
iShares MSCI USA Momentum Factor ETF (E)	132,725	23,018,497
iShares MSCI USA Quality Factor ETF	172,896	22,972,692
iShares MSCI USA Size Factor ETF (E)	110,172	14,258,460
iShares MSCI USA Value Factor ETF	216,775	22,774,381

		105,953,839

U.S. Fixed Income Funds - 59.4%
iShares Broad USD Investment Grade Corporate Bond ETF (E)	556,471	33,716,578
iShares Core U.S. Aggregate Bond ETF	1,501,798	173,202,363

		206,918,941

Total Exchange-Traded Funds (Cost $292,921,563)		348,012,249

	Shares	Value
OTHER INVESTMENT COMPANY - 10.3%
Securities Lending Collateral - 10.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (F)	35,893,250	$ 35,893,250

Total Other Investment Company (Cost $35,893,250)		35,893,250

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 0.00% (F), dated 06/30/2021, to be repurchased at $487,498 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $497,334.	$ 487,498	487,498

Total Repurchase Agreement (Cost $487,498)		487,498

Total Investments (Cost $329,312,008)		384,392,997
Net Other Assets (Liabilities) - (10.3)%		(36,027,033)

Net Assets - 100.0%		$ 348,365,964

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stock	$—	$—	$0	$0
Exchange-Traded Funds	348,012,249	—	—	348,012,249
Other Investment Company	35,893,250	—	—	35,893,250
Repurchase Agreement	—	487,498	—	487,498

Total Investments	$383,905,499	$487,498	$0	$384,392,997

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is Level 3 of the fair value hierarchy.
(B)	Non-income producing security.
(C)	Security deemed worthless.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2021, the value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $48,862,070, collateralized by cash collateral of $35,893,250 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $14,027,600. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rates disclosed reflect the yields at June 30, 2021.
(G)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Level 3 securities were not considered significant to the Portfolio.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 40 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $328,824,510) (including securities loaned of $48,862,070)	$383,905,499
Repurchase agreement, at value (cost $487,498)	487,498
Foreign currency, at value (cost $620)	725
Receivables and other assets:
Investments sold	3,314,416
Net income from securities lending	10,553
Shares of beneficial interest sold	27,441
Tax reclaims	56,944
Prepaid expenses	1,323

Total assets	387,804,399

Liabilities:
Cash collateral received upon return of:
Securities on loan	35,893,250
Payables and other liabilities:
Investments purchased	3,321,734
Shares of beneficial interest redeemed	1,502
Investment management fees	78,417
Distribution and service fees	72,077
Transfer agent costs	890
Trustees, CCO and deferred compensation fees	5,238
Audit and tax fees	14,357
Custody fees	17,108
Legal fees	2,723
Printing and shareholder reports fees	20,523
Other accrued expenses	10,616

Total liabilities	39,438,435

Net assets	$348,365,964

Net assets consist of:
Capital stock ($0.01 par value)	$339,457
Additional paid-in capital	273,815,646
Total distributable earnings (accumulated losses)	74,210,861

Net assets	$348,365,964

Net assets by class:
Initial Class	$28,145,344
Service Class	320,220,620

Shares outstanding:
Initial Class	2,719,694
Service Class	31,225,988

Net asset value and offering price per share:
Initial Class	$10.35
Service Class	10.25

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$2,848,432
Net income from securities lending	109,214
Withholding taxes on foreign income	(320)

Total investment income	2,957,326

Expenses:
Investment management fees	516,156
Distribution and service fees:
Service Class	395,611
Transfer agent costs	2,487
Trustees, CCO and deferred compensation fees	8,590
Audit and tax fees	14,386
Custody fees	16,533
Legal fees	10,665
Printing and shareholder reports fees	11,465
Other	11,024

Total expenses before waiver and/or reimbursement and recapture	986,917

Expenses waived and/or reimbursed:
Initial Class	(6,906)
Service Class	(79,120)

Net expenses	900,891

Net investment income (loss)	2,056,435

Net realized gain (loss) on:
Investments	5,199,280

Net change in unrealized appreciation (depreciation) on:
Investments	4,732,062
Translation of assets and liabilities denominated in foreign currencies	(2,097)

Net change in unrealized appreciation (depreciation)	4,729,965

Net realized and change in unrealized gain (loss)	9,929,245

Net increase (decrease) in net assets resulting from operations	$11,985,680

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 40 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$2,056,435	$5,380,361
Net realized gain (loss)	5,199,280	6,719,673
Net change in unrealized appreciation (depreciation)	4,729,965	18,151,621

Net increase (decrease) in net assets resulting from operations	11,985,680	30,251,655

Dividends and/or distributions to shareholders:
Initial Class	—	(811,424)
Service Class	—	(9,020,707)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(9,832,131)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,415,214	4,503,161
Service Class	5,041,908	19,179,475

	6,457,122	23,682,636

Dividends and/or distributions reinvested:
Initial Class	—	811,424
Service Class	—	9,020,707

	—	9,832,131

Cost of shares redeemed:
Initial Class	(2,265,468)	(4,431,865)
Service Class	(18,402,253)	(40,629,163)

	(20,667,721)	(45,061,028)

Net increase (decrease) in net assets resulting from capital share transactions	(14,210,599)	(11,546,261)

Net increase (decrease) in net assets	(2,224,919)	8,873,263

Net assets:
Beginning of period/year	350,590,883	341,717,620

End of period/year	$348,365,964	$350,590,883

Capital share transactions - shares:
Shares issued:
Initial Class	141,198	479,832
Service Class	502,486	2,059,359

	643,684	2,539,191

Shares reinvested:
Initial Class	—	85,323
Service Class	—	955,583

	—	1,040,906

Shares redeemed:
Initial Class	(225,103)	(471,312)
Service Class	(1,841,683)	(4,396,277)

	(2,066,786)	(4,867,589)

Net increase (decrease) in shares outstanding:
Initial Class	(83,905)	93,843
Service Class	(1,339,197)	(1,381,335)

	(1,423,102)	(1,287,492)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 40 VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$9.98		$9.39	$9.61	$10.22	$9.48	$9.41

Investment operations:
Net investment income (loss) (A)	0.07		0.17	0.24	0.20	0.14	0.13	(B)
Net realized and unrealized gain (loss)	0.30		0.72	1.18	(0.62)	0.78	0.08

Total investment operations	0.37		0.89	1.42	(0.42)	0.92	0.21

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.24)	(0.19)	(0.18)	(0.14)
Net realized gains	—		(0.07)	(1.40)	—	—	—

Total dividends and/or distributions to shareholders	—		(0.30)	(1.64)	(0.19)	(0.18)	(0.14)

Net asset value, end of period/year	$10.35		$9.98	$9.39	$9.61	$10.22	$9.48

Total return	3.71	%(C)	9.65%	15.31%	(4.14)%	9.74%	2.22%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$28,145		$27,992	$25,439	$24,134	$28,215	$30,086
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.34	%(E)	0.34%	0.34%	0.79%	0.86%	0.85%
Including waiver and/or reimbursement and recapture (F)	0.29	%(E)	0.29%	0.30%	0.77%	0.86%	0.83	%(B)
Net investment income (loss) to average net assets	1.43	%(E)	1.84%	2.42%	2.04%	1.46%	1.34	%(B)
Portfolio turnover rate	4	%(C)	13%	4%	136%	28%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$9.91		$9.32	$9.54	$10.15	$9.41	$9.34

Investment operations:
Net investment income (loss) (A)	0.06		0.15	0.21	0.18	0.12	0.10	(B)
Net realized and unrealized gain (loss)	0.28		0.72	1.18	(0.62)	0.77	0.09

Total investment operations	0.34		0.87	1.39	(0.44)	0.89	0.19

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)	(0.21)	(0.17)	(0.15)	(0.12)
Net realized gains	—		(0.07)	(1.40)	—	—	—

Total dividends and/or distributions to shareholders	—		(0.28)	(1.61)	(0.17)	(0.15)	(0.12)

Net asset value, end of period/year	$10.25		$9.91	$9.32	$9.54	$10.15	$9.41

Total return	3.43	%(C)	9.45%	15.10%	(4.43)%	9.52%	1.99%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$320,221		$322,599	$316,279	$299,266	$349,097	$364,965
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.59	%(E)	0.59%	0.59%	1.04%	1.11%	1.10%
Including waiver and/or reimbursement and recapture (F)	0.54	%(E)	0.54%	0.55%	1.02%	1.11%	1.08	%(B)
Net investment income (loss) to average net assets	1.17	%(E)	1.58%	2.17%	1.79%	1.21%	1.08	%(B)
Portfolio turnover rate	4	%(C)	13%	4%	136%	28%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 40 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$35,893,250	$—	$—	$—	$35,893,250
Total Borrowings	$35,893,250	$—	$—	$—	$35,893,250

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Allocation risk: The Portfolio’s investment performance, in large part, depends on the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results.

Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK FACTORS (continued)

which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Smart beta investing risk: Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints (A)	Rate
First $1 billion	0.30%
Over $1 billion	0.28

(A)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.31%	May 1, 2022
Service Class	0.56	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/ or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 13,498,357	$ 25,615,590

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 329,312,008	$ 55,090,686	$ (9,697)	$ 55,080,989

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 40 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 40 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 40 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2018 pursuant to its current investment objective, investment strategies and benchmark.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 40 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 50 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,047.40	$2.64	$1,022.20	$2.61	0.52%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Fund	49.7%
U.S. Equity Funds	37.7
International Equity Funds	12.4
Other Investment Company	0.8
Net Other Assets (Liabilities)	(0.6)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 50 VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 12.4%
iShares MSCI EAFE Min Vol Factor ETF (A)	667,488	$ 50,422,043
iShares MSCI Emerging Markets Min Vol Factor ETF	227,822	14,617,060

		65,039,103

U.S. Equity Funds - 37.7%
iShares MSCI USA Min Vol Factor ETF (A)	580,665	42,742,751
iShares MSCI USA Momentum Factor ETF (A)	247,624	42,945,430
iShares MSCI USA Quality Factor ETF (A)	322,308	42,825,064
iShares MSCI USA Size Factor ETF (A)	204,209	26,428,729
iShares MSCI USA Value Factor ETF	407,168	42,777,070

		197,719,044

U.S. Fixed Income Fund - 49.7%
iShares Core U.S. Aggregate Bond ETF	2,260,274	260,677,400

Total Exchange-Traded Funds (Cost $455,067,565)		523,435,547

	Shares	Value
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	3,936,625	$ 3,936,625

Total Other Investment Company (Cost $3,936,625)		3,936,625

Total Investments (Cost $459,004,190)		527,372,172
Net Other Assets (Liabilities) - (0.6)%		(3,231,599)

Net Assets - 100.0%		$ 524,140,573

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$523,435,547	$—	$—	$523,435,547
Other Investment Company	3,936,625	—	—	3,936,625

Total Investments	$527,372,172	$—	$—	$527,372,172

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,868,701, collateralized by cash collateral of $3,936,625 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $17,700. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at June 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 50 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Unaffiliated investments, at value (cost $459,004,190) (including securities loaned of $3,868,701)	$527,372,172
Cash	1,048,119
Receivables and other assets:
Investments sold	6,491,125
Net income from securities lending	1,271
Shares of beneficial interest sold	72,885
Prepaid expenses	2,006

Total assets	534,987,578

Liabilities:
Cash collateral received upon return of:
Securities on loan	3,936,625
Payables and other liabilities:
Investments purchased	6,557,177
Shares of beneficial interest redeemed	77,662
Investment management fees	117,735
Distribution and service fees	117,735
Transfer agent costs	1,072
Trustees, CCO and deferred compensation fees	2,274
Audit and tax fees	10,514
Custody fees	6,572
Legal fees	1,046
Printing and shareholder reports fees	7,592
Other accrued expenses	11,001

Total liabilities	10,847,005

Net assets	$524,140,573

Net assets consist of:
Capital stock ($0.01 par value)	$365,261
Additional paid-in capital	433,980,839
Total distributable earnings (accumulated losses)	89,794,473

Net assets	$524,140,573

Shares outstanding	36,526,140

Net asset value and offering price per share	$14.35

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$4,108,837
Net income from securities lending	52,153

Total investment income	4,160,990

Expenses:
Investment management fees	753,711
Distribution and service fees	628,092
Transfer agent costs	3,447
Trustees, CCO and deferred compensation fees	7,173
Audit and tax fees	10,869
Custody fees	5,302
Legal fees	13,021
Printing and shareholder reports fees	5,720
Other	12,451

Total expenses before waiver and/or reimbursement and recapture	1,439,786

Expense waived and/or reimbursed	(125,618)

Net expenses	1,314,168

Net investment income (loss)	2,846,822

Net realized gain (loss) on:
Unaffiliated investments	5,907,388

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	14,912,585

Net realized and change in unrealized gain (loss)	20,819,973

Net increase (decrease) in net assets resulting from operations	$23,666,795

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 50 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$2,846,822	$5,885,281
Net realized gain (loss)	5,907,388	7,158,132
Net change in unrealized appreciation (depreciation)	14,912,585	29,424,784

Net increase (decrease) in net assets resulting from operations	23,666,795	42,468,197

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(6,445,441)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(6,445,441)

Capital share transactions:
Proceeds from shares sold	22,938,143	129,011,743
Dividends and/or distributions reinvested	—	6,445,441
Cost of shares redeemed	(11,432,649)	(10,824,780)

Net increase (decrease) in net assets resulting from capital share transactions	11,505,494	124,632,404

Net increase (decrease) in net assets	35,172,289	160,655,160

Net assets:
Beginning of period/year	488,968,284	328,313,124

End of period/year	$524,140,573	$488,968,284

Capital share transactions - shares:
Shares issued	1,651,170	10,187,458
Shares reinvested	—	497,717
Shares redeemed	(821,972)	(876,131)

Net increase (decrease) in shares outstanding	829,198	9,809,044

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016 (A)
Net asset value, beginning of period/year	$13.70		$12.68	$11.04	$11.49	$10.27	$10.00

Investment operations:
Net investment income (loss) (B)	0.08		0.19	0.27	0.23	0.18	0.20
Net realized and unrealized gain (loss)	0.57		1.03	1.50	(0.52)	1.14	0.07	(C)

Total investment operations	0.65		1.22	1.77	(0.29)	1.32	0.27

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)	(0.11)	(0.10)	(0.08)	—
Net realized gains	—		(0.04)	(0.02)	(0.06)	(0.02)	—

Total dividends and/or distributions to shareholders	—		(0.20)	(0.13)	(0.16)	(0.10)	—

Net asset value, end of period/year	$14.35		$13.70	$12.68	$11.04	$11.49	$10.27

Total return	4.74	%(D)	9.72%	16.04%	(2.62)%	12.85%	2.70	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$524,141		$488,968	$328,313	$149,894	$71,329	$45,605
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.57	%(F)	0.58%	0.58%	0.60%	0.61%	0.79	%(F)
Including waiver and/or reimbursement and recapture (G)	0.52	%(F)	0.53%	0.54%	0.56%	0.56%	0.56	%(F)
Net investment income (loss) to average net assets	1.13	%(F)	1.48%	2.21%	2.03%	1.65%	2.52	%(F)
Portfolio turnover rate	4	%(D)	11%	2%	6%	9%	6	%(D)

(A)	Commenced operations on March 21, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 50 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$3,936,625	$—	$—	$—	$3,936,625
Total Borrowings	$3,936,625	$—	$—	$—	$3,936,625

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Allocation risk: The Portfolio’s investment performance, in large part, depends on the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results.

Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK FACTORS (continued)

therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Smart beta investing risk: Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints (A)	Rate
First $1 billion	0.30%
Over $1 billion	0.28

(A)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 33,908,183	$ 19,540,835

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 459,004,190	$ 68,367,982	$ —	$ 68,367,982

9. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 50 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 75 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,081.80	$2.74	$1,022.20	$2.66	0.53%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	56.8%
U.S. Fixed Income Fund	24.7
International Equity Funds	18.4
Other Investment Company	1.0
Net Other Assets (Liabilities)	(0.9)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 75 VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 18.4%
iShares MSCI EAFE Min Vol Factor ETF	408,232	$ 30,837,846
iShares MSCI Emerging Markets Min Vol Factor ETF	136,864	8,781,194

		39,619,040

U.S. Equity Funds - 56.8%
iShares MSCI USA Min Vol Factor ETF (A)	352,483	25,946,274
iShares MSCI USA Momentum Factor ETF	154,323	26,764,238
iShares MSCI USA Quality Factor ETF	201,331	26,750,850
iShares MSCI USA Size Factor ETF	128,970	16,691,297
iShares MSCI USA Value Factor ETF (A)	248,891	26,148,488

		122,301,147

U.S. Fixed Income Fund - 24.7%
iShares Core U.S. Aggregate Bond ETF	461,822	53,261,931

Total Exchange-Traded Funds (Cost $177,270,046)		215,182,118

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	2,226,325	$ 2,226,325

Total Other Investment Company (Cost $2,226,325)		2,226,325

Total Investments (Cost $179,496,371)		217,408,443
Net Other Assets (Liabilities) - (0.9)%		(2,032,857)

Net Assets - 100.0%		$ 215,375,586

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$215,182,118	$—	$—	$215,182,118
Other Investment Company	2,226,325	—	—	2,226,325

Total Investments	$217,408,443	$—	$—	$217,408,443

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,179,706, collateralized by cash collateral of $2,226,325. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at June 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 75 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Unaffiliated investments, at value (cost $179,496,371) (including securities loaned of $2,179,706)	$217,408,443
Cash	280,334
Receivables and other assets:
Investments sold	1,647,577
Net income from securities lending	66
Shares of beneficial interest sold	72,563
Prepaid expenses	788

Total assets	219,409,771

Liabilities:
Cash collateral received upon return of:
Securities on loan	2,226,325
Payables and other liabilities:
Investments purchased	1,649,333
Shares of beneficial interest redeemed	36,281
Investment management fees	48,322
Distribution and service fees	48,322
Transfer agent costs	426
Trustees, CCO and deferred compensation fees	1,010
Audit and tax fees	9,387
Custody fees	4,082
Legal fees	562
Printing and shareholder reports fees	2,606
Other accrued expenses	7,529

Total liabilities	4,034,185

Net assets	$215,375,586

Net assets consist of:
Capital stock ($0.01 par value)	$134,641
Additional paid-in capital	165,962,991
Total distributable earnings (accumulated losses)	49,277,954

Net assets	$215,375,586

Shares outstanding	13,464,063

Net asset value and offering price per share	$16.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$1,709,795
Net income from securities lending	32,445

Total investment income	1,742,240

Expenses:
Investment management fees	305,765
Distribution and service fees	254,804
Transfer agent costs	1,380
Trustees, CCO and deferred compensation fees	2,960
Audit and tax fees	9,493
Custody fees	3,207
Legal fees	5,361
Printing and shareholder reports fees	2,170
Other	7,633

Total expenses before waiver and/or reimbursement and recapture	592,773

Expense waived and/or reimbursed	(50,961)

Net expenses	541,812

Net investment income (loss)	1,200,428

Net realized gain (loss) on:
Unaffiliated investments	3,702,420

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	11,307,453

Net realized and change in unrealized gain (loss)	15,009,873

Net increase (decrease) in net assets resulting from operations	$16,210,301

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 75 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$1,200,428	$2,266,766
Net realized gain (loss)	3,702,420	4,406,237
Net change in unrealized appreciation (depreciation)	11,307,453	12,737,180

Net increase (decrease) in net assets resulting from operations	16,210,301	19,410,183

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(3,218,830)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(3,218,830)

Capital share transactions:
Proceeds from shares sold	16,351,600	54,103,397
Dividends and/or distributions reinvested	—	3,218,830
Cost of shares redeemed	(12,239,879)	(17,774,872)

Net increase (decrease) in net assets resulting from capital share transactions	4,111,721	39,547,355

Net increase (decrease) in net assets	20,322,022	55,738,708

Net assets:
Beginning of period/year	195,053,564	139,314,856

End of period/year	$215,375,586	$195,053,564

Capital share transactions - shares:
Shares issued	1,069,533	4,117,964
Shares reinvested	—	236,158
Shares redeemed	(795,498)	(1,364,289)

Net increase (decrease) in shares outstanding	274,035	2,989,833

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016 (A)
Net asset value, beginning of period/year	$14.79		$13.66	$11.50	$12.13	$10.34	$10.00

Investment operations:
Net investment income (loss) (B)	0.09		0.18	0.27	0.24	0.19	0.23
Net realized and unrealized gain (loss)	1.12		1.20	2.06	(0.70)	1.66	0.11	(C)

Total investment operations	1.21		1.38	2.33	(0.46)	1.85	0.34

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)	(0.12)	(0.11)	(0.05)	—
Net realized gains	—		(0.07)	(0.05)	(0.06)	(0.01)	—

Total dividends and/or distributions to shareholders	—		(0.25)	(0.17)	(0.17)	(0.06)	—

Net asset value, end of period/year	$16.00		$14.79	$13.66	$11.50	$12.13	$10.34

Total return	8.18	%(D)	10.26%	20.28%	(3.91)%	17.96%	3.40	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$215,376		$195,054	$139,315	$74,474	$39,053	$12,472
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.58	%(F)	0.59%	0.60%	0.62%	0.67%	1.33	%(F)
Including waiver and/or reimbursement and recapture (G)	0.53	%(F)	0.56%	0.56%	0.56%	0.56%	0.56	%(F)
Net investment income (loss) to average net assets	1.18	%(F)	1.37%	2.11%	1.94%	1.70%	2.87	%(F)
Portfolio turnover rate	7	%(D)	13%	4%	9%	10%	11	%(D)

(A)	Commenced operations on March 21, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 75 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

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Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$2,226,325	$—	$—	$—	$2,226,325
Total Borrowings	$2,226,325	$—	$—	$—	$2,226,325

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Allocation risk: The Portfolio’s investment performance, in large part, depends on the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results.

Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK FACTORS (continued)

therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Smart beta investing risk: Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints (A)	Rate
First $1 billion	0.30%
Over $1 billion	0.28

(A)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 19,982,331	$ 14,828,301

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 179,496,371	$ 37,912,072	$ —	$ 37,912,072

9. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 75 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 75 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

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MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 3-year period and below the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

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MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 100 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,116.10	$2.94	$1,022.00	$2.81	0.56%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	75.5%
International Equity Funds	24.4
Other Investment Company	0.2
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 100 VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 24.4%
iShares MSCI EAFE Min Vol Factor ETF	250,363	$ 18,912,421
iShares MSCI Emerging Markets Min Vol Factor ETF	80,324	5,153,588

		24,066,009

U.S. Equity Funds - 75.5%
iShares MSCI USA Min Vol Factor ETF	214,380	15,780,512
iShares MSCI USA Momentum Factor ETF	94,556	16,398,847
iShares MSCI USA Quality Factor ETF	122,788	16,314,841
iShares MSCI USA Size Factor ETF (A)	79,950	10,347,129
iShares MSCI USA Value Factor ETF	150,476	15,809,009

		74,650,338

Total Exchange-Traded Funds (Cost $72,746,741)		98,716,347

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	198,375	$ 198,375

Total Other Investment Company (Cost $198,375)		198,375

Total Investments (Cost $72,945,116)		98,914,722
Net Other Assets (Liabilities) - (0.1)%		(68,501)

Net Assets - 100.0%		$ 98,846,221

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$98,716,347	$—	$—	$98,716,347
Other Investment Company	198,375	—	—	198,375

Total Investments	$98,914,722	$—	$—	$98,914,722

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $194,130, collateralized by cash collateral of $198,375. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at June 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 100 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Unaffiliated investments, at value (cost $72,945,116) (including securities loaned of $194,130)	$98,914,722
Cash	163,641
Receivables and other assets:
Investments sold	491,361
Net income from securities lending	380
Shares of beneficial interest sold	8,931
Prepaid expenses	351

Total assets	99,579,386

Liabilities:
Cash collateral received upon return of:
Securities on loan	198,375
Payables and other liabilities:
Investments purchased	468,079
Shares of beneficial interest redeemed	868
Investment management fees	23,280
Distribution and service fees	22,243
Transfer agent costs	181
Trustees, CCO and deferred compensation fees	533
Audit and tax fees	8,874
Custody fees	3,131
Legal fees	224
Printing and shareholder reports fees	1,370
Other accrued expenses	6,007

Total liabilities	733,165

Net assets	$98,846,221

Net assets consist of:
Capital stock ($0.01 par value)	$58,406
Additional paid-in capital	67,360,168
Total distributable earnings (accumulated losses)	31,427,647

Net assets	$98,846,221

Shares outstanding	5,840,621

Net asset value and offering price per share	$16.92

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$797,103
Net income from securities lending	27,889

Total investment income	824,992

Expenses:
Investment management fees	139,885
Distribution and service fees	116,571
Transfer agent costs	620
Trustees, CCO and deferred compensation fees	1,363
Audit and tax fees	8,923
Custody fees	2,710
Legal fees	2,414
Printing and shareholder reports fees	1,186
Other	5,704

Total expenses before waiver and/or reimbursement and recapture	279,376

Expense waived and/or reimbursed	(23,314)
Recapture of previously waived and/or reimbursed fees	5,139

Net expenses	261,201

Net investment income (loss)	563,791

Net realized gain (loss) on:
Unaffiliated investments	1,763,391

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	7,935,358

Net realized and change in unrealized gain (loss)	9,698,749

Net increase (decrease) in net assets resulting from operations	$10,262,540

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 100 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$563,791	$954,076
Net realized gain (loss)	1,763,391	2,305,427
Net change in unrealized appreciation (depreciation)	7,935,358	5,070,035

Net increase (decrease) in net assets resulting from operations	10,262,540	8,329,538

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(2,737,353)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(2,737,353)

Capital share transactions:
Proceeds from shares sold	3,825,966	14,482,825
Dividends and/or distributions reinvested	—	2,737,353
Cost of shares redeemed	(3,907,276)	(9,390,030)

Net increase (decrease) in net assets resulting from capital share transactions	(81,310)	7,830,148

Net increase (decrease) in net assets	10,181,230	13,422,333

Net assets:
Beginning of period/year	88,664,991	75,242,658

End of period/year	$98,846,221	$88,664,991

Capital share transactions - shares:
Shares issued	237,042	1,100,415
Shares reinvested	—	200,833
Shares redeemed	(243,432)	(714,314)

Net increase (decrease) in shares outstanding	(6,390)	586,934

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016 (A)
Net asset value, beginning of period/year	$15.16		$14.30	$12.01	$12.97	$10.59	$10.00

Investment operations:
Net investment income (loss) (B)	0.10		0.17	0.26	0.20	0.19	0.35
Net realized and unrealized gain (loss)	1.66		1.19	2.64	(0.86)	2.26	0.24

Total investment operations	1.76		1.36	2.90	(0.66)	2.45	0.59

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.21)	(0.15)	(0.06)	—
Net realized gains	—		(0.27)	(0.40)	(0.15)	(0.01)	—

Total dividends and/or distributions to shareholders	—		(0.50)	(0.61)	(0.30)	(0.07)	—

Net asset value, end of period/year	$16.92		$15.16	$14.30	$12.01	$12.97	$10.59

Total return	11.61	%(C)	9.88%	24.58%	(5.32)%	23.23%	5.90	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$98,846		$88,665	$75,243	$55,102	$60,984	$24,382
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.60	%(E)	0.61%	0.61%	0.61%	0.63%	1.18	%(E)
Including waiver and/or reimbursement and recapture (F)	0.56	%(E)	0.56%	0.56%	0.56%	0.56%	0.56	%(E)
Net investment income (loss) to average net assets	1.21	%(E)	1.27%	1.95%	1.54%	1.58%	4.31	%(E)
Portfolio turnover rate	6	%(C)	13%	12%	14%	16%	20	%(C)

(A)	Commenced operations on March 21, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 100 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$198,375	$—	$—	$—	$198,375
Total Borrowings	$198,375	$—	$—	$—	$198,375

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Allocation risk: The Portfolio’s investment performance, in large part, depends on the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results.

Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK FACTORS (continued)

therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Smart beta investing risk: Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints (A)	Rate
First $1 billion	0.30%
Over $1 billion	0.28

(A)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the years ended December 31, 2018, December 31, 2019, December 31, 2020 and the period ended June 30, 2021, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available (A)
2018	2019	2020	2021	Total
$ —	$ 2,970	$ 4,779	$ —	$ 7,749

(A)	Certain fees are not available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 5,944,411	$ 5,472,453

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 72,945,116	$ 25,969,606	$ —	$ 25,969,606

9. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 100 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1- and 3-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and below the medians for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock iShares Edge 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Tactical Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,049.60	$0.76	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,047.80	2.03	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Mixed Allocation Fund	33.2%
U.S. Equity Fund	33.2
U.S. Fixed Income Fund	22.7
International Equity Funds	10.6
Repurchase Agreement	0.7
Other Investment Company	0.2
International Alternative Fund	0.0 *
Net Other Assets (Liabilities)	(0.6)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 7.3%
International Equity Funds - 2.1%
JPMorgan BetaBuilders Japan ETF	36,734	$2,075,104
Vanguard FTSE Europe ETF (A)	321,317	21,611,781
WisdomTree Europe Hedged Equity Fund (A)	57,099	4,353,799

		28,040,684

U.S. Equity Fund - 1.5%
SPDR S&P 500 ETF Trust	46,201	19,776,800

U.S. Fixed Income Fund - 3.7%
Vanguard Total Bond Market ETF	584,805	50,228,901

Total Exchange-Traded Funds (Cost $96,716,957)		98,046,385

INVESTMENT COMPANIES - 92.4%
International Alternative Fund - 0.0% (B)
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F)	13,521	30,898

International Equity Funds - 8.5%
Transamerica International Growth VP (D)	6,873,013	72,647,744
Transamerica TS&W International Equity VP (D)	2,636,288	42,206,976

		114,854,720

U.S. Equity Funds - 31.7%
Transamerica Aegon Sustainable Equity Income VP (D)	2,090,233	42,034,585
Transamerica JPMorgan Enhanced Index VP (D)	4,765,965	133,351,708
Transamerica JPMorgan Mid Cap Value VP (D)	1,446,795	27,402,302
Transamerica Large Cap Value (D)	2,624,315	34,667,202
Transamerica Morgan Stanley Capital Growth VP (D)	635,048	27,592,844
Transamerica T. Rowe Price Small Cap VP (D)	2,620,181	52,980,057
Transamerica WMC US Growth VP (D)	2,237,802	109,025,690

		427,054,388

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 19.0%
Transamerica Bond (D)	16,610,120	$ 159,623,254
Transamerica JPMorgan Core Bond VP (D)	6,102,063	82,499,889
Transamerica Short-Term Bond (D)	1,347,732	13,760,349

		255,883,492

U.S. Mixed Allocation Fund - 33.2%
Transamerica PIMCO Total Return VP (D)	37,445,397	447,846,944

Total Investment Companies (Cost $1,068,950,262)		1,245,670,442

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (G)	2,734,375	2,734,375

Total Other Investment Company (Cost $2,734,375)		2,734,375

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.00% (G), dated 06/30/2021, to be repurchased at $9,251,554 on 07/01/2021. Collateralized by a U.S. Government Obligation, 1.38%, due 09/30/2023, and with a value of $9,436,595.	$9,251,554	9,251,554

Total Repurchase Agreement (Cost $9,251,554)		9,251,554

Total Investments (Cost $1,177,653,148)		1,355,702,756
Net Other Assets (Liabilities) - (0.6)%		(7,670,977)

Net Assets - 100.0%		$1,348,031,779

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$98,046,385	$—	$—	$98,046,385
Investment Companies	1,245,639,544	—	—	1,245,639,544
Other Investment Company	2,734,375	—	—	2,734,375
Repurchase Agreement	—	9,251,554	—	9,251,554

Total	$1,346,420,304	$9,251,554	$—	$1,355,671,858

Investment Companies Measured at Net Asset Value (F)				30,898

Total Investments				$1,355,702,756

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,797,771, collateralized by cash collateral of $2,734,375 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,146,000. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Non-income producing security.
(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2021	Shares as of June 30, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Sustainable Equity Income VP	$41,236,121	$—	$(4,750,000)	$(481,479)	$6,029,943	$42,034,585	2,090,233	$—	$—
Transamerica Bond	166,481,854	5,563,060	(10,000,000)	1,073,271	(3,494,931)	159,623,254	16,610,120	2,064,329	—
Transamerica Global Allocation Liquidating Trust	40,182	—	—	—	(9,284)	30,898	13,521	—	—
Transamerica International Growth VP	80,049,272	—	(13,000,000)	1,915,665	3,682,807	72,647,744	6,873,013	—	—
Transamerica JPMorgan Core Bond VP	83,293,157	—	—	—	(793,268)	82,499,889	6,102,063	—	—
Transamerica JPMorgan Enhanced Index VP	154,292,026	—	(42,250,000)	7,897,858	13,411,824	133,351,708	4,765,965	—	—
Transamerica JPMorgan Mid Cap Value VP	15,588,353	11,000,000	(4,250,000)	729,352	4,334,597	27,402,302	1,446,795	—	—
Transamerica Large Cap Value	33,505,441	129,478	(5,450,000)	(4,179)	6,486,462	34,667,202	2,624,315	129,478	—
Transamerica Morgan Stanley Capital Growth VP	30,789,851	—	(6,500,000)	3,804,231	(501,238)	27,592,844	635,048	—	—
Transamerica PIMCO Total Return VP	430,001,979	22,000,000	—	—	(4,155,035)	447,846,944	37,445,397	—	—
Transamerica Short-Term Bond	29,634,192	11,152,347	(26,999,999)	456,296	(482,487)	13,760,349	1,347,732	152,239	—
Transamerica T. Rowe Price Small Cap VP	63,115,483	—	(14,300,000)	1,717,421	2,447,153	52,980,057	2,620,181	—	—
Transamerica TS&W International Equity VP	42,619,433	—	(4,750,000)	733,440	3,604,103	42,206,976	2,636,288	—	—
Transamerica WMC US Growth VP	109,354,334	—	(12,350,001)	6,375,375	5,645,982	109,025,690	2,237,802	—	—

Total	$1,280,001,678	$49,844,885	$(144,600,000)	$24,217,251	$36,206,628	$1,245,670,442	87,448,473	$2,346,046	$—

(E)	Restricted security. At June 30, 2021, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$139,107	$30,898	0.0	%(B)

(F)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(G)	Rates disclosed reflect the yields at June 30, 2021.
(H)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Affiliated investments, at value (cost $1,068,950,262)	$1,245,670,442
Unaffiliated investments, at value (cost $99,451,332) (including securities loaned of $3,797,771)	100,780,760
Repurchase agreement, at value (cost $9,251,554)	9,251,554
Receivables and other assets:
Investments sold	7,000,000
Net income from securities lending	3,947
Shares of beneficial interest sold	74,000
Dividends	464,288
Prepaid expenses	5,163

Total assets	1,363,250,154

Liabilities:
Cash collateral received upon return of:
Securities on loan	2,734,375
Payables and other liabilities:
Investments purchased	11,385,617
Shares of beneficial interest redeemed	498,347
Investment management fees	152,041
Distribution and service fees	297,867
Transfer agent costs	3,502
Trustees, CCO and deferred compensation fees	20,782
Audit and tax fees	15,297
Custody fees	12,170
Legal fees	10,772
Printing and shareholder reports fees	63,758
Other accrued expenses	23,847

Total liabilities	15,218,375

Net assets	$1,348,031,779

Net assets consist of:
Capital stock ($0.01 par value)	$783,976
Additional paid-in capital	1,087,251,992
Total distributable earnings (accumulated losses)	259,995,811

Net assets	$1,348,031,779

Net assets by class:
Initial Class	$29,184,714
Service Class	1,318,847,065

Shares outstanding:
Initial Class	3,134,773
Service Class	75,262,846

Net asset value and offering price per share:
Initial Class	$9.31
Service Class	17.52

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from affiliated investments	$2,346,046
Dividend income from unaffiliated investments	1,044,311
Net income from securities lending	22,800

Total investment income	3,413,157

Expenses:
Investment management fees	839,062
Distribution and service fees:
Service Class	1,646,066
Transfer agent costs	9,757
Trustees, CCO and deferred compensation fees	33,569
Audit and tax fees	16,336
Custody fees	7,714
Legal fees	41,837
Printing and shareholder reports fees	30,139
Other	28,937

Total expenses	2,653,417

Net investment income (loss)	759,740

Net realized gain (loss) on:
Affiliated investments	24,217,251
Unaffiliated investments	4,044,371

Net realized gain (loss)	28,261,622

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	36,206,628
Unaffiliated investments	(1,739,687)

Net change in unrealized appreciation (depreciation)	34,466,941

Net realized and change in unrealized gain (loss)	62,728,563

Net increase (decrease) in net assets resulting from operations	$63,488,303

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$759,740	$33,583,393
Net realized gain (loss)	28,261,622	36,233,428
Net change in unrealized appreciation (depreciation)	34,466,941	92,495,881

Net increase (decrease) in net assets resulting from operations	63,488,303	162,312,702

Dividends and/or distributions to shareholders:
Initial Class	—	(3,549,764)
Service Class	—	(93,486,011)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(97,035,775)

Capital share transactions:
Proceeds from shares sold:
Initial Class	583,867	1,850,729
Service Class	2,592,623	6,789,823

	3,176,490	8,640,552

Dividends and/or distributions reinvested:
Initial Class	—	3,549,764
Service Class	—	93,486,011

	—	97,035,775

Cost of shares redeemed:
Initial Class	(1,299,078)	(3,109,270)
Service Class	(94,702,865)	(180,133,653)

	(96,001,943)	(183,242,923)

Net increase (decrease) in net assets resulting from capital share transactions	(92,825,453)	(77,566,596)

Net increase (decrease) in net assets	(29,337,150)	(12,289,669)

Net assets:
Beginning of period/year	1,377,368,929	1,389,658,598

End of period/year	$1,348,031,779	$1,377,368,929

Capital share transactions - shares:
Shares issued:
Initial Class	64,402	209,290
Service Class	152,274	428,652

	216,676	637,942

Shares reinvested:
Initial Class	—	428,715
Service Class	—	5,985,020

	—	6,413,735

Shares redeemed:
Initial Class	(143,768)	(361,621)
Service Class	(5,559,159)	(11,486,437)

	(5,702,927)	(11,848,058)

Net increase (decrease) in shares outstanding:
Initial Class	(79,366)	276,384
Service Class	(5,406,885)	(5,072,765)

	(5,486,251)	(4,796,381)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$8.87		$8.99	$8.68	$9.97	$9.40	$9.80

Investment operations:
Net investment income (loss) (A)	0.02		0.25	0.17	0.22	0.12	0.17	(B)
Net realized and unrealized gain (loss)	0.42		0.87	1.29	(0.58)	0.98	0.34

Total investment operations	0.44		1.12	1.46	(0.36)	1.10	0.51

Dividends and/or distributions to shareholders:
Net investment income	—		(0.33)	(0.40)	(0.20)	(0.27)	(0.39)
Net realized gains	—		(0.91)	(0.75)	(0.73)	(0.26)	(0.52)

Total dividends and/or distributions to shareholders	—		(1.24)	(1.15)	(0.93)	(0.53)	(0.91)

Net asset value, end of period/year	$9.31		$8.87	$8.99	$8.68	$9.97	$9.40

Total return	4.96	%(C)	13.40%	17.43%	(4.21)%	12.02%	5.16%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$29,185		$28,518	$26,400	$24,853	$28,202	$27,478
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.15	%(E)	0.15%	0.15%	0.14%	0.14%	0.14%
Including waiver and/or reimbursement and recapture	0.15	%(E)	0.15%	0.15%	0.14%	0.14%	0.14	%(B)
Net investment income (loss) to average net assets	0.36	%(E)	2.83%	1.91%	2.29%	1.18%	1.78	%(B)
Portfolio turnover rate	16	%(C)	67%	36%	72%	15%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$16.72		$15.90	$14.57	$16.11	$14.89	$15.02

Investment operations:
Net investment income (loss) (A)	0.01		0.40	0.26	0.32	0.15	0.23	(B)
Net realized and unrealized gain (loss)	0.79		1.62	2.17	(0.97)	1.56	0.51

Total investment operations	0.80		2.02	2.43	(0.65)	1.71	0.74

Dividends and/or distributions to shareholders:
Net investment income	—		(0.29)	(0.35)	(0.16)	(0.23)	(0.35)
Net realized gains	—		(0.91)	(0.75)	(0.73)	(0.26)	(0.52)

Total dividends and/or distributions to shareholders	—		(1.20)	(1.10)	(0.89)	(0.49)	(0.87)

Net asset value, end of period/year	$17.52		$16.72	$15.90	$14.57	$16.11	$14.89

Total return	4.78	%(C)	13.19%	17.05%	(4.41)%	11.68%	4.91%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,318,847		$1,348,851	$1,363,259	$1,336,475	$1,603,269	$1,556,778
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.40	%(E)	0.40%	0.40%	0.39%	0.39%	0.39%
Including waiver and/or reimbursement and recapture	0.40	%(E)	0.40%	0.40%	0.39%	0.39%	0.39	%(B)
Net investment income (loss) to average net assets	0.11	%(E)	2.53%	1.65%	2.02%	0.93%	1.53	%(B)
Portfolio turnover rate	16	%(C)	67%	36%	72%	15%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2021, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$2,734,375	$—	$—	$—	$2,734,375
Total Borrowings	$2,734,375	$—	$—	$—	$2,734,375

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Allocation risk: The Portfolio’s investment performance, in large part, depends on the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1 billion	0.130%
Over $1 billion up to $2 billion	0.110
Over $2 billion up to $3 billion	0.105
Over $3 billion	0.100

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2022
Service Class	0.50	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 216,768,820	$ 309,982,589

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,177,653,148	$ 179,869,833	$ (1,820,225)	$ 178,049,608

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

11. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Tactical Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 10-year periods and in line with the median for the past 5-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Goldman Sachs 70/30 Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Service Class	$1,000.00	$1,082.70	$5.94	$1,019.10	$5.76	1.15%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	48.5%
U.S. Fixed Income Funds	28.4
International Equity Funds	21.9
International Fixed Income Fund	1.1
Net Other Assets (Liabilities)	0.1
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Goldman Sachs 70/30 Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.9%
International Equity Funds - 21.9%
Transamerica Emerging Markets Opportunities (A)	9,393	$ 119,200
Transamerica International Equity (A)	26,685	572,925
Transamerica International Small Cap Value (A)	3,705	58,907

		751,032

International Fixed Income Fund - 1.1%
Transamerica Emerging Markets Debt (A)	3,456	37,638

U.S. Equity Funds - 48.5%
Transamerica Aegon Sustainable Equity Income VP (A)	9,341	187,857
Transamerica Large Cap Value (A)	43,724	577,590
Transamerica Small Cap Growth (A)	4,556	42,101
Transamerica Small Cap Value (A)	3,057	39,407
Transamerica WMC US Growth VP (A)	16,662	811,780

		1,658,735

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 28.4%
Transamerica Bond (A)	49,868	$ 479,234
Transamerica High Yield Bond (A)	7,413	69,014
Transamerica Intermediate Bond (A)	8,377	87,124
Transamerica Pinebridge Inflation Opportunities VP (A)	14,020	157,307
Transamerica Total Return (A)	17,158	177,582

		970,261

Total Investment Companies (Cost $3,107,622)		3,417,666

Total Investments (Cost $3,107,622)		3,417,666
Net Other Assets (Liabilities) - 0.1%		3,068

Net Assets - 100.0%		$ 3,420,734

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$3,417,666	$—	$—	$3,417,666

Total Investments	$3,417,666	$—	$—	$3,417,666

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. Affiliated interest income, dividends income, realized and unrealized gains (losses), if any, are broken out within the Statement of Operations.
(B)	There were no transfers in or out of Level 3 during the period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Goldman Sachs 70/30 Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Affiliated investments, at value (cost $3,107,622)	$3,417,666
Cash	26,595
Receivables and other assets:
Shares of beneficial interest sold	39
Dividends	1,352
Due from investment manager	5,079
Prepaid expenses	7

Total assets	3,450,738

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	1,395
Shares of beneficial interest redeemed	17
Affiliated fund fees	13,231
Distribution and service fees	766
Trustees, CCO and deferred compensation fees	2
Audit and tax fees	9,472
Custody fees	1,679
Legal fees	18
Printing and shareholder reports fees	343
Registration fees	4
Filing fees	2,215
Other accrued expenses	862

Total liabilities	30,004

Net assets	$3,420,734

Net assets consist of:
Capital stock ($0.01 par value)	$2,489
Additional paid-in capital	2,939,799
Total distributable earnings (accumulated losses)	478,446

Net assets	$3,420,734

Shares outstanding	248,902

Net asset value and offering price per share	$13.74

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from affiliated investments	$8,314

Total investment income	8,314

Expenses:
Investment management fees	1,299
Distribution and service fees	3,123
Transfer agent costs	12
Trustees, CCO and deferred compensation fees	34
Audit and tax fees	9,473
Custody fees	1,784
Legal fees	75
Printing and shareholder reports fees	514
Registration fees	2
Acquired fund fees	8,150
Filing fees	4,320
Other	2,306

Total expenses before waiver and/or reimbursement and recapture	31,092

Expense waived and/or reimbursed	(16,725)

Net expenses	14,367

Net investment income (loss)	(6,053)

Net realized gain (loss) on:
Affiliated investments	102,691

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	112,331

Net realized and change in unrealized gain (loss)	215,022

Net increase (decrease) in net assets resulting from operations	$208,969

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Goldman Sachs 70/30 Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

	June 30, 2021 (unaudited)	December 31, 2020 (A)
From operations:
Net investment income (loss)	$(6,053)	$19,374
Net realized gain (loss)	102,691	52,264
Net change in unrealized appreciation (depreciation)	112,331	197,713

Net increase (decrease) in net assets resulting from operations	208,969	269,351

Capital share transactions:
Proceeds from shares sold	1,932,371	1,020,199
Cost of shares redeemed	(9,940)	(216)

Net increase (decrease) in net assets resulting from capital share transactions	1,922,431	1,019,983

Net increase (decrease) in net assets	2,131,400	1,289,334

Net assets:
Beginning of period	1,289,334	—

End of period	$3,420,734	$1,289,334

Capital share transactions - shares:
Shares issued	148,043	101,622
Shares redeemed	(742)	(21)

Net increase (decrease) in shares outstanding	147,301	101,601

(A)	Commenced operations on May 1, 2020.

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020 (A)
Net asset value, beginning of period	$12.69		$10.00

Investment operations:
Net investment income (loss) (B)	(0.03)		0.19
Net realized and unrealized gain (loss)	1.08		2.50

Total investment operations	1.05		2.69

Net asset value, end of period	$13.74		$12.69

Total return	8.27	%(C)	26.90	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$3,421		$1,289
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.49	%(D)	6.01	%(D)
Including waiver and/or reimbursement and recapture	1.15	%(D)	1.15	%(D)
Net investment income (loss) to average net assets	(0.48	)%(D)	2.54	%(D)
Portfolio turnover rate	26	%(C)	4	%(C)

(A)	Commenced operations on May 1, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Goldman Sachs 70/30 Allocation VP (the “Portfolio”) commenced operations on May 1, 2020. The Portfolio is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK FACTORS (continued)

known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Allocation risk: The Portfolio’s investment performance, in large part, depends on the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results.

Asset class variation risk: The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the Portfolio’s assets invested in various underlying portfolios, the Portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion	0.0800

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.15%	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the periods ended December 31, 2020 and June 30, 2021, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available
2020 (A)	2021	Total
$ 37,013	$ 16,725	$ 53,738

(A)	The Portfolio commenced operations on May 1, 2020.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 2,589,854	$ 650,500

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 3,107,622	$ 320,600	$ (10,556)	$ 310,044

9. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Goldman Sachs 70/30 Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Goldman Sachs 70/30 Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio since its inception on May 1, 2020 in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Goldman Sachs 70/30 Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and above its composite benchmark, each for the past 1-year period.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on August 28, 2020 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Goldman Sachs 70/30 Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica International Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,074.20	$4.27	$1,020.70	$4.16	0.83%
Service Class	1,000.00	1,072.80	5.55	1,019.40	5.41	1.08

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.4%
Other Investment Company	7.6
Repurchase Agreement	0.9
Net Other Assets (Liabilities)	(5.9)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica International Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Australia - 1.5%
Northern Star Resources Ltd.	1,077,639	$ 7,903,956

Austria - 2.3%
Erste Group Bank AG	325,725	11,949,909

China - 7.6%
Airtac International Group	218,452	8,428,386
Alibaba Group Holding Ltd., ADR (A)	27,844	6,314,463
ANTA Sports Products Ltd.	367,800	8,659,356
Ping An Insurance Group Co. of China Ltd., H Shares	590,300	5,781,888
Tencent Holdings Ltd.	127,900	9,620,133

		38,804,226

Finland - 1.4%
Neste OYJ	117,885	7,218,350

France - 7.5%
Sanofi	122,247	12,808,170
TotalEnergies SE (B)	264,171	11,951,703
Vinci SA	130,081	13,880,378

		38,640,251

Germany - 4.1%
Bayerische Motoren Werke AG	82,163	8,701,008
Henkel AG & Co. KGaA	51,145	4,709,099
Knorr-Bremse AG	66,023	7,593,818

		21,003,925

Ireland - 5.5%
Kingspan Group PLC	134,626	12,713,156
Smurfit Kappa Group PLC	287,777	15,611,346

		28,324,502

Israel - 2.0%
Nice Ltd., ADR (A) (B)	40,782	10,091,914

Italy - 4.2%
Amplifon SpA	180,005	8,887,681
Enel SpA	1,341,865	12,461,625

		21,349,306

Japan - 24.8%
Asahi Group Holdings Ltd. (B)	325,300	15,199,895
Food & Life Cos. Ltd.	238,900	10,311,225
Haseko Corp.	499,600	6,844,513
Koito Manufacturing Co. Ltd.	144,400	8,981,538
Lasertec Corp. (B)	53,600	10,416,526
Nidec Corp.	80,600	9,340,879
Nitori Holdings Co. Ltd.	59,300	10,494,064
Open House Co. Ltd.	208,200	9,782,654
Pan Pacific International Holdings Corp. (B)	369,200	7,663,488
SoftBank Group Corp.	94,300	6,599,599
Taiyo Yuden Co. Ltd.	211,000	10,427,022
Takeda Pharmaceutical Co. Ltd.	171,636	5,745,662
Tokyo Electron Ltd.	35,800	15,493,623

		127,300,688

Netherlands - 2.3%
Euronext NV (B) (C)	109,290	11,883,461

Norway - 5.3%
DnB ASA	760,873	16,578,082
Equinor ASA	506,753	10,722,260

		27,300,342

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea - 2.8%
Samsung Electronics Co. Ltd.	202,164	$ 14,487,089

Singapore - 1.2%
DBS Group Holdings Ltd.	288,300	6,391,182

Spain - 1.9%
Iberdrola SA	794,674	9,686,688

Sweden - 2.4%
Epiroc AB, A Shares	113,291	2,581,384
Epiroc AB, B Shares	498,647	9,785,790

		12,367,174

Switzerland - 7.2%
Lonza Group AG	19,744	13,994,180
Roche Holding AG	35,838	13,500,497
Swiss Life Holding AG	19,558	9,503,677

		36,998,354

Taiwan - 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	112,144	13,475,223

United Kingdom - 10.8%
Ashtead Group PLC	195,496	14,505,845
Beazley PLC (A)	1,097,852	5,048,021
British American Tobacco PLC	234,459	9,081,160
Legal & General Group PLC	2,795,483	9,961,370
Rio Tinto PLC, ADR (B)	199,863	16,766,507

		55,362,903

Total Common Stocks (Cost $378,980,209)		500,539,443

OTHER INVESTMENT COMPANY - 7.6%
Securities Lending Collateral - 7.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (D)	38,873,255	38,873,255

Total Other Investment Company (Cost $38,873,255)		38,873,255

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.00% (D), dated 06/30/2021, to be repurchased at $4,721,898 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $4,816,340.	$ 4,721,898	4,721,898

Total Repurchase Agreement (Cost $4,721,898)		4,721,898

Total Investments (Cost $422,575,362)		544,134,596
Net Other Assets (Liabilities) - (5.9)%		(30,482,431)

Net Assets - 100.0%		$ 513,652,165

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica International Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	7.2%	$39,385,372
Banks	6.4	34,919,173
Pharmaceuticals	5.9	32,054,329
Insurance	5.6	30,294,956
Oil, Gas & Consumable Fuels	5.5	29,892,313
Machinery	5.2	28,389,378
Metals & Mining	4.5	24,670,463
Electric Utilities	4.1	22,148,313
Household Durables	3.1	16,627,167
Containers & Packaging	2.9	15,611,346
Beverages	2.8	15,199,895
Trading Companies & Distributors	2.7	14,505,845
Technology Hardware, Storage & Peripherals	2.7	14,487,089
Life Sciences Tools & Services	2.6	13,994,180
Construction & Engineering	2.5	13,880,378
Building Products	2.3	12,713,156
Capital Markets	2.2	11,883,461
Specialty Retail	1.9	10,494,064
Electronic Equipment, Instruments & Components	1.9	10,427,022
Hotels, Restaurants & Leisure	1.9	10,311,225
Software	1.8	10,091,914
Interactive Media & Services	1.8	9,620,133
Electrical Equipment	1.7	9,340,879
Tobacco	1.7	9,081,160
Auto Components	1.6	8,981,538
Health Care Providers & Services	1.6	8,887,681
Automobiles	1.6	8,701,008
Textiles, Apparel & Luxury Goods	1.6	8,659,356
Multiline Retail	1.4	7,663,488
Wireless Telecommunication Services	1.2	6,599,599
Internet & Direct Marketing Retail	1.2	6,314,463
Household Products	0.9	4,709,099

Investments	92.0	500,539,443
Short-Term Investments	8.0	43,595,153

Total Investments	100.0%	$544,134,596

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$46,648,107	$453,891,336	$—	$500,539,443
Other Investment Company	38,873,255	—	—	38,873,255
Repurchase Agreement	—	4,721,898	—	4,721,898

Total Investments	$85,521,362	$458,613,234	$—	$544,134,596

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica International Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $71,312,899, collateralized by cash collateral of $38,873,255 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $35,272,393. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of the 144A security is $11,883,461, representing 2.3% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2021.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica International Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $417,853,464) (including securities loaned of $71,312,899)	$539,412,698
Repurchase agreement, at value (cost $4,721,898)	4,721,898
Foreign currency, at value (cost $7,147,689)	7,068,081
Receivables and other assets:
Investments sold	1,206,160
Net income from securities lending	6,677
Shares of beneficial interest sold	71,933
Dividends	490,679
Tax reclaims	1,382,590
Prepaid expenses	1,981

Total assets	554,362,697

Liabilities:
Cash collateral received upon return of:
Securities on loan	38,873,255
Payables and other liabilities:
Investments purchased	917,217
Shares of beneficial interest redeemed	384,557
Investment management fees	365,209
Distribution and service fees	30,988
Transfer agent costs	1,176
Trustees, CCO and deferred compensation fees	7,583
Audit and tax fees	12,763
Custody fees	65,688
Legal fees	2,549
Printing and shareholder reports fees	37,496
Other accrued expenses	12,051

Total liabilities	40,710,532

Net assets	$513,652,165

Net assets consist of:
Capital stock ($0.01 par value)	$489,074
Additional paid-in capital	371,868,913
Total distributable earnings (accumulated losses)	141,294,178

Net assets	$513,652,165

Net assets by class:
Initial Class	$379,525,356
Service Class	134,126,809

Shares outstanding:
Initial Class	35,912,634
Service Class	12,994,801

Net asset value and offering price per share:
Initial Class	$10.57
Service Class	10.32

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$8,177,380
Non-cash dividend income	390,235
Net income from securities lending	121,193
Withholding taxes on foreign income	(975,122)

Total investment income	7,713,686

Expenses:
Investment management fees	1,985,137
Distribution and service fees:
Service Class	166,188
Transfer agent costs	3,591
Trustees, CCO and deferred compensation fees	12,828
Audit and tax fees	13,703
Custody fees	67,431
Legal fees	14,531
Printing and shareholder reports fees	21,044
Other	33,899

Total expenses	2,318,352

Net investment income (loss)	5,395,334

Net realized gain (loss) on:
Investments	21,077,416
Foreign currency transactions	76,872

Net realized gain (loss)	21,154,288

Net change in unrealized appreciation (depreciation) on:
Investments	10,751,168
Translation of assets and liabilities denominated in foreign currencies	(274,397)

Net change in unrealized appreciation (depreciation)	10,476,771

Net realized and change in unrealized gain (loss)	31,631,059

Net increase (decrease) in net assets resulting from operations	$37,026,393

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica International Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$5,395,334	$6,386,886
Net realized gain (loss)	21,154,288	1,868,299
Net change in unrealized appreciation (depreciation)	10,476,771	77,936,372

Net increase (decrease) in net assets resulting from operations	37,026,393	86,191,557

Dividends and/or distributions to shareholders:
Initial Class	—	(7,782,240)
Service Class	—	(2,275,861)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(10,058,101)

Capital share transactions:
Proceeds from shares sold:
Initial Class	5,215,612	47,203,394
Service Class	6,202,878	9,713,417

	11,418,490	56,916,811

Dividends and/or distributions reinvested:
Initial Class	—	7,782,240
Service Class	—	2,275,861

	—	10,058,101

Cost of shares redeemed:
Initial Class	(36,838,185)	(94,098,738)
Service Class	(10,584,708)	(16,431,084)

	(47,422,893)	(110,529,822)

Net increase (decrease) in net assets resulting from capital share transactions	(36,004,403)	(43,554,910)

Net increase (decrease) in net assets	1,021,990	32,578,546

Net assets:
Beginning of period/year	512,630,175	480,051,629

End of period/year	$513,652,165	$512,630,175

Capital share transactions - shares:
Shares issued:
Initial Class	508,767	6,105,719
Service Class	612,565	1,279,306

	1,121,332	7,385,025

Shares reinvested:
Initial Class	—	922,066
Service Class	—	275,528

	—	1,197,594

Shares redeemed:
Initial Class	(3,559,452)	(11,997,437)
Service Class	(1,048,358)	(2,198,204)

	(4,607,810)	(14,195,641)

Net increase (decrease) in shares outstanding:
Initial Class	(3,050,685)	(4,969,652)
Service Class	(435,793)	(643,370)

	(3,486,478)	(5,613,022)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica International Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$9.84		$8.32	$8.01	$9.91	$7.89	$8.06

Investment operations:
Net investment income (loss) (A)	0.11		0.12	0.18	0.15	0.10	0.12	(B)
Net realized and unrealized gain (loss)	0.62		1.59	1.81	(1.88)	2.04	(0.11)

Total investment operations	0.73		1.71	1.99	(1.73)	2.14	0.01

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)	(0.15)	(0.12)	(0.12)	(0.12)
Net realized gains	—		—	(1.53)	(0.05)	—	(0.06)

Total dividends and/or distributions to shareholders	—		(0.19)	(1.68)	(0.17)	(0.12)	(0.18)

Net asset value, end of period/year	$10.57		$9.84	$8.32	$8.01	$9.91	$7.89

Total return	7.42	%(C)	20.90%	27.68%	(17.70)%	27.24%	0.08%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$379,525		$383,396	$365,486	$346,289	$433,218	$217,079
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83	%(D)	0.82%	0.82%	0.93%	1.00%	1.02%
Including waiver and/or reimbursement and recapture	0.83	%(D)	0.82%	0.82%	0.93%	1.00%	1.00	%(B)
Net investment income (loss) to average net assets	2.16	%(D)	1.46%	2.10%	1.60%	1.12%	1.56	%(B)
Portfolio turnover rate	10	%(C)	30%	26%	131%	13%	16%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$9.62		$8.14	$7.86	$9.73	$7.75	$7.92

Investment operations:
Net investment income (loss) (A)	0.10		0.09	0.15	0.13	0.09	0.10	(B)
Net realized and unrealized gain (loss)	0.60		1.56	1.78	(1.86)	1.99	(0.11)

Total investment operations	0.70		1.65	1.93	(1.73)	2.08	(0.01)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)	(0.12)	(0.09)	(0.10)	(0.10)
Net realized gains	—		—	(1.53)	(0.05)	—	(0.06)

Total dividends and/or distributions to shareholders	—		(0.17)	(1.65)	(0.14)	(0.10)	(0.16)

Net asset value, end of period/year	$10.32		$9.62	$8.14	$7.86	$9.73	$7.75

Total return	7.28	%(C)	20.58%	27.40%	(17.95)%	26.98%	(0.13)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$134,127		$129,234	$114,566	$95,537	$145,400	$102,939
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.08	%(D)	1.07%	1.07%	1.18%	1.25%	1.27%
Including waiver and/or reimbursement and recapture	1.08	%(D)	1.07%	1.07%	1.18%	1.25%	1.25	%(B)
Net investment income (loss) to average net assets	1.91	%(D)	1.18%	1.83%	1.42%	1.06%	1.27	%(B)
Portfolio turnover rate	10	%(C)	30%	26%	131%	13%	16%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica International Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica International Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$38,873,255	$—	$—	$—	$38,873,255
Total Borrowings	$38,873,255	$—	$—	$—	$38,873,255

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK FACTORS (continued)

the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may be more difficult to value than investments in U.S. issuers.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.770%
Over $500 million up to $1 billion	0.760
Over $1 billion up to $2 billion	0.710
Over $2 billion up to $3 billion	0.695
Over $3 billion	0.680

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2021
Initial Class	0.89%	May 1, 2022
Service Class	1.14	May 1, 2022
Prior to May 1, 2021
Initial Class	1.00
Service Class	1.25

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/ or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 52,163,034	$ —	$ 87,252,329	$ —

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 422,575,362	$ 133,519,642	$ (11,960,408)	$ 121,559,234

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica International Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica International Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and TDAM USA Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica International Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 10-year periods, in line with the median for the past 3-year period and below the median for the past 5-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2018 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica International Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,077.90	$3.86	$1,021.10	$3.76	0.75%
Service Class	1,000.00	1,076.50	5.15	1,019.80	5.01	1.00

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	59.7%
Corporate Debt Securities	15.6
U.S. Government Obligations	11.0
U.S. Government Agency Obligations	6.9
Repurchase Agreement	4.2
Mortgage-Backed Securities	3.2
Asset-Backed Security	2.3
Other Investment Company	1.5
Loan Assignments	0.2
Preferred Stocks	0.2
Net Other Assets (Liabilities)	(4.8)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 59.7%
Aerospace & Defense - 1.0%
General Dynamics Corp.	40,976	$7,714,142
L3 Harris Technologies, Inc.	24,255	5,242,718

		12,956,860

Air Freight & Logistics - 1.2%
United Parcel Service, Inc., Class B	72,275	15,031,032

Airlines - 0.3%
Southwest Airlines Co. (A)	66,475	3,529,158

Auto Components - 0.4%
Aptiv PLC (A)	31,567	4,966,436

Banks - 1.4%
Bank of America Corp.	442,675	18,251,490

Beverages - 0.8%
Constellation Brands, Inc., Class A	9,327	2,181,492
Monster Beverage Corp. (A)	93,290	8,522,042

		10,703,534

Biotechnology - 0.8%
AbbVie, Inc.	85,453	9,625,426

Building Products - 0.2%
Trane Technologies PLC	13,709	2,524,375

Capital Markets - 2.6%
Charles Schwab Corp.	30,571	2,225,875
CME Group, Inc.	47,649	10,133,989
Morgan Stanley	184,901	16,953,573
S&P Global, Inc.	8,025	3,293,861

		32,607,298

Chemicals - 0.4%
Sherwin-Williams Co.	19,429	5,293,431

Communications Equipment - 0.4%
Motorola Solutions, Inc.	22,722	4,927,266

Consumer Finance - 1.0%
American Express Co.	77,221	12,759,226

Electrical Equipment - 0.4%
Rockwell Automation, Inc.	16,641	4,759,659

Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.	110,873	4,534,706

Entertainment - 1.7%
Activision Blizzard, Inc.	75,050	7,162,772
Netflix, Inc. (A)	7,474	3,947,841
Walt Disney Co. (A)	56,109	9,862,279

		20,972,892

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	33,037	13,071,750
Sysco Corp.	46,964	3,651,451

		16,723,201

Food Products - 0.4%
Hershey Co.	30,249	5,268,771

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	96,368	11,171,942
Edwards Lifesciences Corp. (A)	55,211	5,718,203
Intuitive Surgical, Inc. (A)	3,902	3,588,435
Medtronic PLC	50,853	6,312,383
Stryker Corp.	14,535	3,775,176

		30,566,139

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 2.0%
UnitedHealth Group, Inc.	61,571	$ 24,655,491

Hotels, Restaurants & Leisure - 2.9%
Booking Holdings, Inc. (A)	3,169	6,934,057
Hilton Worldwide Holdings, Inc. (A)	63,375	7,644,293
McDonald’s Corp.	64,993	15,012,733
Starbucks Corp.	63,427	7,091,773

		36,682,856

Household Products - 0.9%
Procter & Gamble Co.	82,886	11,183,808

Industrial Conglomerates - 1.0%
Honeywell International, Inc.	58,352	12,799,511

Insurance - 1.0%
Progressive Corp.	126,444	12,418,065

Interactive Media & Services - 3.3%
Alphabet, Inc., Class C (A)	16,772	42,035,999

Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. (A)	10,455	35,966,873

IT Services - 3.1%
Accenture PLC, Class A	24,843	7,323,468
Fidelity National Information Services, Inc.	33,808	4,789,579
Mastercard, Inc., Class A	73,093	26,685,524

		38,798,571

Leisure Products - 0.4%
Hasbro, Inc.	58,526	5,531,877

Life Sciences Tools & Services - 1.2%
Illumina, Inc. (A)	10,469	4,954,036
Thermo Fisher Scientific, Inc.	19,369	9,771,079

		14,725,115

Machinery - 1.1%
Deere & Co.	34,701	12,239,390
Parker-Hannifin Corp.	5,332	1,637,510

		13,876,900

Media - 1.3%
Comcast Corp., Class A	287,980	16,420,620

Multiline Retail - 0.9%
Dollar General Corp.	54,093	11,705,184

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	9,933	3,159,489

Pharmaceuticals - 2.2%
AstraZeneca PLC, ADR (B)	65,584	3,928,482
Eli Lilly & Co.	63,614	14,600,685
Merck & Co., Inc.	121,455	9,445,555

		27,974,722

Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A (A)	47,362	4,060,344

Road & Rail - 0.1%
CSX Corp.	41,592	1,334,271

Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (A)	46,067	4,327,073
Lam Research Corp.	30,827	20,059,129
NVIDIA Corp.	22,427	17,943,843
Texas Instruments, Inc.	60,897	11,710,493

		54,040,538

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 8.0%
Adobe, Inc. (A)	40,501	$ 23,719,006
Autodesk, Inc. (A)	10,008	2,921,335
Cadence Design Systems, Inc. (A)	35,277	4,826,599
Microsoft Corp.	223,439	60,529,625
salesforce.com, Inc. (A)	35,227	8,604,899

		100,601,464

Specialty Retail - 1.5%
Home Depot, Inc.	57,473	18,327,565

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	283,072	38,769,541

Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc., Class B	70,047	10,821,561

Total Common Stocks (Cost $446,630,122)		751,891,265

PREFERRED STOCKS - 0.2%
Banks - 0.2%
First Republic Bank, Series K, 4.13% (B)	46,925	1,203,626
Truist Financial Corp., Series R, 4.75%	51,925	1,382,244

Total Preferred Stocks (Cost $2,471,250)		2,585,870

	Principal	Value
ASSET-BACKED SECURITIES - 2.3%
Arbys Funding LLC Series 2020-1A, Class A2, 3.24%, 07/30/2050 (C)	$1,182,068	1,235,462
BVRT Financing Trust
0.01%, 11/10/2032 (D) (E)	690,539	690,539
1.61%, 07/01/2033	195,749	195,762
CarMax Auto Owner Trust Series 2017-3, Class C, 2.72%, 05/15/2023	550,000	552,544
CF Hippolyta LLC
Series 2021-1A, Class A1,
1.53%, 03/15/2061 (C)	826,000	831,911
Series 2021-1A, Class B1,
1.98%, 03/15/2061 (C)	312,000	314,796
Credit Acceptance Auto Loan Trust Series 2018-2A, Class B, 3.94%, 07/15/2027 (C)	69,311	69,433
DB Master Finance LLC
Series 2019-1A, Class A23,
4.35%, 05/20/2049 (C)	312,435	345,144
Series 2019-1A, Class A2I,
3.79%, 05/20/2049 (C)	390,053	395,111
Series 2019-1A, Class A2II,
4.02%, 05/20/2049 (C)	216,150	228,086
Diamond Infrastructure Funding LLC Series 2021-1A, Class A, 1.76%, 04/15/2049 (C)	821,000	817,480
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23,
4.12%, 07/25/2047 (C)	177,053	191,075

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Domino’s Pizza Master Issuer LLC (continued)
Series 2018-1A, Class A2I,
4.12%, 07/25/2048 (C)	$ 769,275	$ 802,208
Series 2018-1A, Class A2II,
4.33%, 07/25/2048 (C)	448,500	487,901
Series 2019-1A, Class A2,
3.67%, 10/25/2049 (C)	1,533,588	1,659,234
Drive Auto Receivables Trust
Series 2017-1, Class E,
5.17%, 09/16/2024	1,590,000	1,610,573
Series 2017-2, Class E,
5.27%, 11/15/2024	1,400,000	1,427,467
Series 2017-3, Class D,
3.53%, 12/15/2023 (C)	44,921	45,329
Series 2018-4, Class C,
3.66%, 11/15/2024	6,137	6,146
Exeter Automobile Receivables Trust
Series 2021-1A, Class C,
0.74%, 01/15/2026	176,000	175,889
Series 2021-1A, Class D,
1.08%, 11/16/2026	562,000	558,899
Jack in the Box Funding LLC
Series 2019-1A, Class A23,
4.97%, 08/25/2049 (C)	834,693	919,706
Series 2019-1A, Class A2I,
3.98%, 08/25/2049 (C)	834,693	853,957
Series 2019-1A, Class A2II,
4.48%, 08/25/2049 (C)	834,693	880,375
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes Series 2021-1, Class B, 0.88%, 09/25/2028 (C)	424,000	424,285
Lakeview Loan Servicing LLC 1.90%, 07/10/2032 (D) (E) (F)	22,729	22,729
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 03/20/2026 (C)	688,000	690,031
Newday Funding Master Issuer PLC Series 2021-1A, Class A2, SOFR + 1.10%, 1.11% (G), 03/15/2029 (C)	660,000	664,198
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (C)	331,337	334,467
Oak Street Investment Grade Net Lease Fund Series 2020-1A, Class A1, 1.85%, 11/20/2050 (C)	702,777	713,259
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class C,
3.85%, 10/14/2025 (C)	148,000	149,806
Series 2018-1A, Class D,
4.40%, 01/14/2028 (C)	147,000	148,974
Planet Fitness Master Issuer LLC
Series 2018-1A, Class A2I,
4.26%, 09/05/2048 (C)	520,288	522,207
Series 2019-1A, Class A2,
3.86%, 12/05/2049 (C)	732,840	741,099
PRPM LLC
Series 2020-1A, Class A1,
2.98% (G), 02/25/2025 (C)	181,599	182,408

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
PRPM LLC (continued)
Series 2020-4, Class A1,
2.95% (G), 10/25/2025 (C)	$ 655,836	$ 658,593
Santander Drive Auto Receivables Trust Series 2020-3, Class D, 1.64%, 11/16/2026	1,359,000	1,376,438
Taco Bell Funding LLC
Series 2016-1A, Class A23,
4.97%, 05/25/2046 (C)	403,200	435,335
Series 2018-1A, Class A2I,
4.32%, 11/25/2048 (C)	555,750	556,939
Series 2018-1A, Class A2II,
4.94%, 11/25/2048 (C)	430,950	486,491
Vantage Data Centers LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (C)	1,368,000	1,372,199
Series 2020-2A, Class A2,
1.99%, 09/15/2045 (C)	596,000	593,033
VCAT LLC
Series 2020-NPL1, Class A1,
3.67% (G), 08/25/2050 (C)	319,393	320,933
Series 2021-NPL1, Class A1,
2.29% (G), 12/26/2050 (C)	317,354	318,184
Wendy’s Funding LLC
Series 2018-1A, Class A2II,
3.88%, 03/15/2048 (C)	74,305	79,022
Series 2019-1A, Class A2I,
3.78%, 06/15/2049 (C)	417,690	445,692
Series 2021-1A, Class A2I,
2.37%, 06/15/2051 (C)	346,000	349,072
Series 2021-1A, Class A2II,
2.78%, 06/15/2051 (C)	402,000	405,915
Westlake Automobile Receivables Trust Series 2020-1A, Class D, 2.80%, 06/16/2025 (C)	615,000	635,115
Wingstop Funding LLC Series 2020-1A, Class A2, 2.84%, 12/05/2050 (C)	690,270	716,072
ZAXBY’S FUNDING LLC Series 2021-1A, Class A2, 3.24%, 07/30/2051 (C)	514,000	520,415

Total Asset-Backed Securities (Cost $28,678,400)		29,157,938

CORPORATE DEBT SECURITIES - 15.6%
Aerospace & Defense - 0.5%
Boeing Co.
2.20%, 02/04/2026	375,000	378,918
3.25%, 02/01/2028	400,000	424,380
3.63%, 02/01/2031	927,000	998,087
3.95%, 08/01/2059	563,000	587,332
4.51%, 05/01/2023	1,218,000	1,298,374
4.88%, 05/01/2025	393,000	440,491
General Dynamics Corp. 3.50%, 04/01/2027	402,000	446,241
TransDigm, Inc. 4.63%, 01/15/2029 (C)	1,889,000	1,889,661

		6,463,484

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks - 2.6%
Bank of America Corp.
Fixed until 06/14/2028, 2.09% (G), 06/14/2029	$ 1,385,000	$ 1,396,994
Fixed until 04/29/2030, 2.59% (G), 04/29/2031	2,849,000	2,940,405
Fixed until 04/24/2027, 3.71% (G), 04/24/2028	1,526,000	1,688,277
Fixed until 03/05/2028, 3.97% (G), 03/05/2029	691,000	779,552
Fixed until 06/01/2023 (H), 5.20% (B) (G)	393,000	408,818
Fixed until 09/05/2024 (H), 6.25% (G)	993,000	1,098,506
BNP Paribas SA
Fixed until 08/12/2030, 2.59% (G), 08/12/2035 (C)	1,510,000	1,476,744
Fixed until 11/19/2024, 2.82% (G), 11/19/2025 (C)	475,000	499,810
Fixed until 01/10/2024, 4.71% (G), 01/10/2025 (C)	626,000	683,410
Citigroup, Inc.
Fixed until 01/10/2027, 3.89% (G), 01/10/2028	1,944,000	2,164,609
Fixed until 03/31/2030, 4.41% (G), 03/31/2031	1,312,000	1,534,129
Fixed until 09/12/2024 (H), 5.00% (G)	497,000	520,160
Fixed until 05/15/2023 (H), 5.35% (G)	478,000	495,933
Fixed until 01/30/2023 (H), 5.95% (B) (G)	755,000	793,773
Fixed until 05/15/2025 (H), 5.95% (G)	496,000	542,847
Fixed until 05/15/2024 (H), 6.30% (G)	109,000	117,251
Citizens Financial Group, Inc. 3.75%, 07/01/2024	188,000	201,222
Credit Agricole SA Fixed until 06/16/2025, 1.91% (G), 06/16/2026 (C)	364,000	371,363
First Republic Bank 4.63%, 02/13/2047	385,000	488,659
HSBC Holdings PLC
Fixed until 05/24/2026, 1.59% (G), 05/24/2027	1,454,000	1,457,460
Fixed until 04/18/2025, 1.65% (G), 04/18/2026	1,087,000	1,101,963
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (G), 04/22/2027	1,311,000	1,318,377
Fixed until 04/22/2025, 2.08% (G), 04/22/2026	466,000	482,034
Fixed until 05/13/2030, 2.96% (G), 05/13/2031	2,638,000	2,774,072
Fixed until 01/29/2026, 3.96% (G), 01/29/2027	1,291,000	1,438,248
Fixed until 02/01/2025 (H), 4.60% (G)	414,000	429,007
Fixed until 08/01/2024 (H), 5.00% (G)	392,000	414,168
National Australia Bank Ltd. 2.99%, 05/21/2031 (C)	1,369,000	1,391,540
Natwest Group PLC Fixed until 08/28/2030, 3.03% (G), 11/28/2035	1,101,000	1,102,762
SVB Financial Group
1.80%, 02/02/2031	512,000	490,316
Fixed until 02/15/2031 (H), 4.10% (B) (G)	1,298,000	1,316,652

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Westpac Banking Corp. Fixed until 11/15/2030, 2.67% (G), 11/15/2035	$ 1,096,000	$ 1,078,048

		32,997,109

Beverages - 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%, 02/01/2046	964,000	1,216,591
Coca-Cola Femsa SAB de CV 2.75%, 01/22/2030	554,000	578,116
Diageo Capital PLC
1.38%, 09/29/2025	643,000	653,795
2.00%, 04/29/2030	606,000	607,068
2.13%, 04/29/2032	486,000	488,940

		3,544,510

Capital Markets - 1.3%
Bank of New York Mellon Corp. Fixed until 09/20/2025 (H), 4.70% (G)	1,728,000	1,885,680
Charles Schwab Corp.
Fixed until 12/01/2030 (H), 4.00% (G)	613,000	627,099
Fixed until 06/01/2025 (H), 5.38% (G)	2,968,000	3,280,531
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	2,143,000	2,325,708
Fixed until 02/10/2025 (H), 4.95% (G)	327,000	349,517
Morgan Stanley
Fixed until 05/04/2026, 1.59% (G), 05/04/2027	632,000	636,213
Fixed until 02/13/2031, 1.79% (G), 02/13/2032	1,104,000	1,061,993
Fixed until 04/28/2025, 2.19% (G), 04/28/2026	1,359,000	1,411,550
3.95%, 04/23/2027	1,344,000	1,502,682
4.35%, 09/08/2026	780,000	883,643
MSCI, Inc.
3.63%, 09/01/2030 (C)	1,365,000	1,393,692
3.88%, 02/15/2031 (C)	962,000	998,325
4.00%, 11/15/2029 (C)	88,000	92,620

		16,449,253

Chemicals - 0.2%
Axalta Coating Systems LLC 3.38%, 02/15/2029 (C)	1,496,000	1,462,340
Element Solutions, Inc. 3.88%, 09/01/2028 (C)	1,136,000	1,159,061

		2,621,401

Commercial Services & Supplies - 0.1%
Aramark Services, Inc. 6.38%, 05/01/2025 (C)	1,141,000	1,212,313

Consumer Finance - 0.1%
Ally Financial, Inc. Fixed until 05/15/2026 (H), 4.70% (B) (G)	1,085,000	1,120,480

Diversified Consumer Services - 0.1%
Service Corp. International
3.38%, 08/15/2030	415,000	406,617
4.00%, 05/15/2031	1,060,000	1,081,916

		1,488,533

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.63%, 10/15/2027	$ 1,039,000	$ 1,164,418
BVRT Financing Trust 0.01%, 01/10/2033 (D)	627,000	628,176
GE Capital International Funding Unlimited Co. 4.42%, 11/15/2035	1,682,000	2,018,845
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
3.63%, 03/01/2029 (C)	892,000	880,850
3.88%, 03/01/2031 (C)	1,304,000	1,306,686

		5,998,975

Diversified Telecommunication Services - 0.4%
AT&T, Inc.
3.65%, 09/15/2059 (C)	109,000	110,636
3.80%, 12/01/2057 (C)	660,000	688,240
Cellnex Finance Co. 3.88%, 07/07/2041	1,073,000	1,069,148
Level 3 Financing, Inc. 3.88%, 11/15/2029 (C)	894,000	957,501
Lumen Technologies, Inc. 5.80%, 03/15/2022	356,000	366,356
Switch Ltd. 4.13%, 06/15/2029 (C)	789,000	809,711
Verizon Communications, Inc.
2.10%, 03/22/2028	363,000	370,775
3.00%, 03/22/2027 (B)	451,000	485,178
3.55%, 03/22/2051	614,000	656,509

		5,514,054

Electric Utilities - 0.5%
Duquesne Light Holdings, Inc. 2.78%, 01/07/2032 (C) (I)	909,000	917,096
NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025	529,000	562,025
NRG Energy, Inc.
3.38%, 02/15/2029 (C)	938,000	918,086
3.63%, 02/15/2031 (C)	1,058,000	1,039,697
6.63%, 01/15/2027	967,000	1,001,058
7.25%, 05/15/2026	911,000	944,347
Pacific Gas & Electric Co. 3.00%, 06/15/2028	1,077,000	1,082,769

		6,465,078

Electronic Equipment, Instruments & Components - 0.2%
Sensata Technologies, Inc. 3.75%, 02/15/2031 (C)	397,000	392,566
Trimble, Inc.
4.75%, 12/01/2024	853,000	947,699
4.90%, 06/15/2028	645,000	757,069

		2,097,334

Equity Real Estate Investment Trusts - 0.5%
Agree, LP
2.00%, 06/15/2028	630,000	625,383
2.60%, 06/15/2033	472,000	470,908
2.90%, 10/01/2030	1,382,000	1,443,500
Crown Castle International Corp.
3.10%, 11/15/2029	697,000	740,012
3.65%, 09/01/2027	468,000	515,668

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Equinix, Inc. 2.15%, 07/15/2030	$ 533,000	$ 530,182
MPT Operating Partnership, LP / MPT Finance Corp. 3.50%, 03/15/2031	1,138,000	1,149,369
Sun Communities Operating, LP 2.70%, 07/15/2031	1,163,000	1,164,250

		6,639,272

Food & Staples Retailing - 0.0% (J)
Sysco Corp. 6.60%, 04/01/2050	280,000	435,773

Food Products - 0.6%
JBS Finance Luxembourg SARL 3.63%, 01/15/2032 (C)	712,000	711,779
JBS USA LUX SA / JBS USA Finance, Inc. 6.75%, 02/15/2028 (C)	528,000	580,140
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.75%, 12/01/2031 (C)	678,000	693,764
5.50%, 01/15/2030 (C)	1,071,000	1,197,785
6.50%, 04/15/2029 (C)	1,416,000	1,591,244
Kraft Heinz Foods Co.
3.88%, 05/15/2027	898,000	984,273
4.38%, 06/01/2046	172,000	194,799
4.88%, 10/01/2049	403,000	488,929
5.00%, 06/04/2042	598,000	729,841
Mondelez International, Inc. 2.75%, 04/13/2030	146,000	153,946

		7,326,500

Gas Utilities - 0.0% (J)
East Ohio Gas Co. 2.00%, 06/15/2030 (C)	130,000	128,660

Health Care Providers & Services - 1.2%
Centene Corp.
2.45%, 07/15/2028 (I)	1,097,000	1,111,810
2.50%, 03/01/2031	268,000	264,315
3.00%, 10/15/2030	497,000	510,558
4.25%, 12/15/2027	1,171,000	1,233,941
5.38%, 06/01/2026 (C)	1,238,000	1,292,187
CVS Health Corp. 5.05%, 03/25/2048	399,000	518,411
DaVita, Inc.
3.75%, 02/15/2031 (C)	1,098,000	1,054,080
4.63%, 06/01/2030 (C)	902,000	925,867
HCA, Inc.
3.50%, 09/01/2030 - 07/15/2051	3,031,000	3,164,051
5.25%, 06/15/2049	282,000	362,071
5.38%, 02/01/2025 - 09/01/2026	648,000	735,058
5.50%, 06/15/2047	188,000	245,598
5.63%, 09/01/2028	264,000	312,840
5.88%, 02/15/2026 - 02/01/2029	650,000	772,624
Molina Healthcare, Inc. 4.38%, 06/15/2028 (C)	2,430,000	2,533,275

		15,036,686

Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC / New Red Finance, Inc. 4.00%, 10/15/2030 (C)	2,103,000	2,034,652

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc. 3.70%, 12/01/2029 - 01/15/2031	$ 1,166,000	$ 1,262,115
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	1,071,000	1,149,515
5.25%, 06/01/2025	310,000	348,951
5.30%, 01/15/2029	73,000	85,045
5.38%, 04/15/2026	593,000	682,549
MGM Resorts International 7.75%, 03/15/2022	148,000	154,690
Yum! Brands, Inc. 4.63%, 01/31/2032	1,118,000	1,173,900

		6,891,417

Household Durables - 0.1%
MDC Holdings, Inc. 5.50%, 01/15/2024 (B)	569,000	623,425

Industrial Conglomerates - 0.1%
General Electric Co. 3-Month LIBOR + 3.33%, 3.45% (G), 09/15/2021 (B) (H)	850,000	835,975

Insurance - 0.2%
Brown & Brown, Inc.
2.38%, 03/15/2031	191,000	191,059
4.50%, 03/15/2029	591,000	680,390
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (G), 10/01/2050	1,542,000	1,607,535

		2,478,984

Internet & Catalog Retail - 0.1%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50%, 03/01/2029 (C)	1,558,000	1,547,873

IT Services - 0.3%
Booz Allen Hamilton, Inc. 3.88%, 09/01/2028 (C)	1,056,000	1,077,120
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031	991,000	1,010,232
Global Payments, Inc. 4.80%, 04/01/2026	745,000	852,283
PayPal Holdings, Inc. 1.65%, 06/01/2025	451,000	463,543
Twilio, Inc.
3.63%, 03/15/2029	435,000	443,700
3.88%, 03/15/2031 (B)	435,000	446,419

		4,293,297

Leisure Products - 0.2%
Hasbro, Inc.
3.90%, 11/19/2029 (B)	1,443,000	1,605,969
5.10%, 05/15/2044	388,000	474,723
6.35%, 03/15/2040	347,000	482,716

		2,563,408

Machinery - 0.2%
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	467,000	496,828
4.40%, 03/15/2024	855,000	926,444
4.95%, 09/15/2028	612,000	710,486

		2,133,758

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Media - 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 (C)	$ 1,294,000	$ 1,318,262
4.50%, 05/01/2032	1,943,000	2,013,434
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	937,000	956,039
4.80%, 03/01/2050	460,000	528,709
5.38%, 05/01/2047	177,000	217,039
6.48%, 10/23/2045	221,000	304,542
Comcast Corp. 3.75%, 04/01/2040	307,000	346,512
CSC Holdings LLC
3.38%, 02/15/2031 (C)	786,000	742,699
4.13%, 12/01/2030 (C)	1,154,000	1,146,788
4.63%, 12/01/2030 (C)	1,022,000	1,002,694
5.00%, 11/15/2031 (B) (C)	541,000	543,597
Fox Corp. 4.03%, 01/25/2024	362,000	392,184
GCI LLC 4.75%, 10/15/2028 (C)	1,898,000	1,942,603
Sirius XM Radio, Inc. 4.13%, 07/01/2030 (C)	1,387,000	1,404,337

		12,859,439

Metals & Mining - 0.1%
Allegheny Technologies, Inc. 5.88%, 12/01/2027 (B)	893,000	935,418
Reliance Steel & Aluminum Co. 4.50%, 04/15/2023	644,000	681,745

		1,617,163

Multi-Utilities - 0.1%
Dominion Energy, Inc. 3.38%, 04/01/2030	1,207,000	1,315,635

Multiline Retail - 0.1%
Dollar General Corp. 4.13%, 04/03/2050	641,000	751,488
Nordstrom, Inc. 4.38%, 04/01/2030 (B)	799,000	833,357

		1,584,845

Oil, Gas & Consumable Fuels - 0.6%
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	956,000	1,044,771
Cheniere Energy Partners, LP 4.00%, 03/01/2031 (C)	737,000	770,165
Cheniere Energy, Inc. 4.63%, 10/15/2028 (C)	1,066,000	1,124,630
Continental Resources, Inc. 5.75%, 01/15/2031 (B) (C)	1,085,000	1,299,613
Energy Transfer, LP
4.95%, 06/15/2028	78,000	90,190
5.50%, 06/01/2027	327,000	383,702
5.88%, 01/15/2024	259,000	287,000
Hess Midstream Operations, LP 5.13%, 06/15/2028 (C)	1,320,000	1,384,350
NGPL PipeCo LLC 3.25%, 07/15/2031 (C)	434,000	447,799

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.
6.35%, 01/15/2031	$ 688,000	$ 890,580
7.15%, 01/15/2051	180,000	264,905

		7,987,705

Paper & Forest Products - 0.1%
Georgia-Pacific LLC 3.16%, 11/15/2021 (C)	729,000	733,279

Pharmaceuticals - 0.3%
Elanco Animal Health, Inc. 5.27%, 08/28/2023	1,093,000	1,175,620
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.13%, 04/30/2028 (C)	1,578,000	1,609,245
Royalty Pharma PLC 3.55%, 09/02/2050 (B) (C)	782,000	778,427

		3,563,292

Professional Services - 0.3%
CoStar Group, Inc. 2.80%, 07/15/2030 (C)	1,144,000	1,163,364
Experian Finance PLC 2.75%, 03/08/2030 (C)	1,165,000	1,205,233
IHS Markit Ltd.
4.75%, 02/15/2025 (C)	767,000	858,580
5.00%, 11/01/2022 (C)	94,000	98,462

		3,325,639

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	711,000	739,475

Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc. 2.95%, 04/01/2025	534,000	571,541
Broadcom, Inc.
3.42%, 04/15/2033 (C)	980,000	1,030,337
3.47%, 04/15/2034 (C)	1,472,000	1,549,501
4.15%, 11/15/2030	1,045,000	1,173,096
4.30%, 11/15/2032	836,000	953,132
Marvell Technology, Inc.
1.65%, 04/15/2026 (C)	732,000	731,900
2.95%, 04/15/2031 (C)	1,160,000	1,203,540
4.20%, 06/22/2023 (C)	358,000	380,552
4.88%, 06/22/2028 (C)	826,000	955,608
Microchip Technology, Inc.
2.67%, 09/01/2023	1,296,000	1,349,641
4.25%, 09/01/2025	1,015,000	1,065,731
Qorvo, Inc. 3.38%, 04/01/2031 (C)	1,178,000	1,227,735
SK Hynix, Inc.
1.50%, 01/19/2026 (C)	968,000	955,242
2.38%, 01/19/2031 (C)	719,000	700,914
Skyworks Solutions, Inc.
0.90%, 06/01/2023	218,000	218,636
1.80%, 06/01/2026	340,000	344,436
3.00%, 06/01/2031	305,000	312,583
TSMC Global Ltd.
1.25%, 04/23/2026 (C)	1,229,000	1,218,880
1.75%, 04/23/2028 (C)	1,257,000	1,257,331

		17,200,336

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.1%
Lithia Motors, Inc. 3.88%, 06/01/2029 (C)	$ 1,480,000	$ 1,534,094

Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman
3.13%, 07/15/2029 (C)	196,000	189,907
4.09%, 06/01/2029 (C)	316,000	323,521
4.13%, 01/15/2031 (C)	326,000	333,335
4.88%, 06/01/2027	40,000	44,100

		890,863

Trading Companies & Distributors - 0.1%
Air Lease Corp.
1.88%, 08/15/2026	817,000	818,008
3.00%, 02/01/2030	412,000	417,507

		1,235,515

Transportation Infrastructure - 0.1%
GXO Logistics, Inc.
1.65%, 07/15/2026 (C) (I)	802,000	797,958
2.65%, 07/15/2031 (C) (I)	530,000	525,744

		1,323,702

Wireless Telecommunication Services - 0.3%
T-Mobile USA, Inc.
2.25%, 02/15/2026	541,000	545,058
2.63%, 02/15/2029	1,360,000	1,343,000
3.00%, 02/15/2041	581,000	573,836
3.50%, 04/15/2025	631,000	683,906
3.75%, 04/15/2027	1,105,000	1,221,025

		4,366,825

Total Corporate Debt Securities (Cost $189,943,610)		197,185,359

LOAN ASSIGNMENTS - 0.2%
Chemicals - 0.1%
Atotech BV Term Loan B, 3-Month LIBOR + 2.50%, 3.00% (G), 03/18/2028	771,000	766,543

Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Term Loan B, 1-Month LIBOR + 1.75%, 1.84% (G), 08/02/2027	2,048,599	2,018,236

Total Loan Assignments (Cost $2,815,870)		2,784,779

MORTGAGE-BACKED SECURITIES - 3.2%
280 Park Avenue Mortgage Trust Series 2017-280P, Class A, 1-Month LIBOR + 0.88%, 0.95% (G), 09/15/2034 (C)	592,515	592,515
Angel Oak Mortgage Trust
Series 2018-2, Class A1,
3.67% (G), 07/27/2048 (C)	40,474	40,763
Series 2019-5, Class A1,
2.59% (G), 10/25/2049 (C)	300,748	301,968
Series 2019-6, Class A1,
2.62% (G), 11/25/2059 (C)	279,718	281,334

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust (continued)
Series 2020-3, Class A2,
2.41% (G), 04/25/2065 (C)	$ 456,387	$ 461,888
BANK
Series 2018-BN12, Class A4,
4.26% (G), 05/15/2061	228,438	263,861
Series 2019-BN17, Class A4,
3.71%, 04/15/2052	507,810	572,268
Series 2019-BN18, Class A4,
3.58%, 05/15/2062	863,429	966,614
Series 2019-BN20, Class A3,
3.01%, 09/15/2062	415,539	449,270
Series 2019-BN23, Class A3,
2.92%, 12/15/2052	747,529	802,444
Series 2019-BN24, Class A3,
2.96%, 11/15/2062	186,400	200,844
BBCMS Mortgage Trust Series 2017-DELC, Class A, 1-Month LIBOR + 0.85%, 0.92% (G), 08/15/2036 (C)	422,000	422,391
BBCMS Trust Series 2015-SRCH, Class A2, 4.20%, 08/10/2035 (C)	715,000	811,191
Benchmark Mortgage Trust Series 2020-B16, Class A5, 2.73%, 02/15/2053	466,000	493,560
BVRT Financing Trust Series 2021-2F, Class M1, 1.57%, 01/10/2032 (D)	602,413	602,413
BX Commercial Mortgage Trust
Series 2018-IND, Class A,
1-Month LIBOR + 0.75%, 0.82% (G), 11/15/2035 (C)	420,935	421,073
Series 2019-XL, Class A,
1-Month LIBOR + 0.92%, 0.99% (G), 10/15/2036 (C)	907,076	908,261
Series 2019-XL, Class B,
1-Month LIBOR + 1.08%, 1.15% (G), 10/15/2036 (C)	146,653	146,892
BX Trust
Series 2019-OC11, Class A,
3.20%, 12/09/2041 (C)	481,000	518,675
Series 2019-OC11, Class B,
3.61%, 12/09/2041 (C)	242,000	265,145
Series 2019-OC11, Class C,
3.86%, 12/09/2041 (C)	481,000	523,238
Series 2019-OC11, Class D,
4.08% (G), 12/09/2041 (C)	722,000	773,218
Series 2020-FOX, Class A,
1-Month LIBOR + 1.00%, 1.07% (G), 11/15/2032 (C)	1,369,481	1,373,772
Series 2020-FOX, Class B,
1-Month LIBOR + 1.35%, 1.42% (G), 11/15/2032 (C)	234,796	235,385
Series 2020-FOX, Class C,
1-Month LIBOR + 1.55%, 1.62% (G), 11/15/2032 (C)	234,796	235,532
Series 2021-LBA, Class AJV,
1-Month LIBOR + 0.80%, 0.87% (G), 02/15/2036 (C)	820,000	821,310

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
Series 2021-LBA, Class AV,
1-Month LIBOR + 0.80%, 0.87% (G), 02/15/2036 (C)	$ 932,000	$ 933,488
BXP Trust Series 2017-GM, Class A, 3.38%, 06/13/2039 (C)	324,000	354,400
CHT Mortgage Trust Series 2017-CSMO, Class A, 1-Month LIBOR + 0.93%, 1.00% (G), 11/15/2036 (C)	526,491	526,980
CIM Trust Series 2021-NR1, Class A1, 2.57% (G), 07/25/2055 (C)	750,429	750,356
Cold Storage Trust
Series 2020-ICE5, Class A,
1-Month LIBOR + 0.90%, 0.97% (G), 11/15/2037 (C)	1,316,224	1,323,025
Series 2020-ICE5, Class B,
1-Month LIBOR + 1.30%, 1.37% (G), 11/15/2037 (C)	585,862	587,515
Series 2020-ICE5, Class C,
1-Month LIBOR + 1.65%, 1.72% (G), 11/15/2037 (C)	587,828	589,671
COLT Mortgage Loan Trust
Series 2020-2, Class A1,
1.85% (G), 03/25/2065 (C)	221,659	222,840
Series 2020-3, Class A1,
1.51% (G), 04/27/2065 (C)	236,110	237,022
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2,
1-Month LIBOR + 2.40%, 2.49% (G), 04/25/2031 (C)	408,776	411,021
Series 2019-R02, Class 1M2,
1-Month LIBOR + 2.30%, 2.39% (G), 08/25/2031 (C)	153,973	155,035
Series 2019-R03, Class 1M2,
1-Month LIBOR + 2.15%, 2.24% (G), 09/25/2031 (C)	383,452	386,184
Series 2019-R04, Class 2M2,
1-Month LIBOR + 2.10%, 2.19% (G), 06/25/2039 (C)	350,170	351,575
Series 2019-R05, Class 1M2,
1-Month LIBOR + 2.00%, 2.09% (G), 07/25/2039 (C)	315,341	316,609
Series 2019-R07, Class 1M2,
1-Month LIBOR + 2.10%, 2.19% (G), 10/25/2039 (C)	138,405	138,977
Series 2020-R02, Class 2M2,
1-Month LIBOR + 2.00%, 2.09% (G), 01/25/2040 (C)	777,679	781,107
Credit Suisse Mortgage Capital Certificates
Zero Coupon, 12/15/2023	428,000	429,208
Series 2019-ICE4, Class A,
1-Month LIBOR + 0.98%, 1.05% (G), 05/15/2036 (C)	1,509,000	1,513,033
Series 2019-ICE4, Class C,
1-Month LIBOR + 1.43%, 1.50% (G), 05/15/2036 (C)	282,000	282,961

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Trust Zero Coupon, 04/15/2023	$ 734,576	$ 734,540
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 1.16% (G), 07/15/2038 (C) (I)	1,014,000	1,016,850
Series 2021-ESH, Class B,
1-Month LIBOR + 1.38%, 1.46% (G), 07/15/2038 (C) (I)	276,000	276,948
Great Wolf Trust
Series 2019-WOLF, Class A,
1-Month LIBOR + 1.03%, 1.11% (G), 12/15/2036 (C)	230,000	230,142
Series 2019-WOLF, Class B,
1-Month LIBOR + 1.33%, 1.41% (G), 12/15/2036 (C)	258,000	258,079
Series 2019-WOLF, Class C,
1-Month LIBOR + 1.63%, 1.71% (G), 12/15/2036 (C)	287,000	286,998
GS Mortgage Securities Corp. II Series 2018-GS10, Class A5, 4.16% (G), 07/10/2051	326,340	374,299
GS Mortgage Securities Trust
Series 2018-GS9, Class A4,
3.99% (G), 03/10/2051	543,155	619,030
Series 2020-GC45, Class A5,
2.91%, 02/13/2053	465,000	498,984
Series 2020-GC47, Class A5,
2.38%, 05/12/2053	628,000	648,698
Life Mortgage Trust
Series 2021-BMR, Class A,
1-Month LIBOR + 0.70%, 0.77% (G), 03/15/2038 (C)	1,518,000	1,519,825
Series 2021-BMR, Class C,
1-Month LIBOR + 1.10%, 1.17% (G), 03/15/2038 (C)	753,000	754,436
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A,
1-Month LIBOR + 0.80%, 0.87% (G), 04/15/2038 (C)	1,575,085	1,576,071
Series 2021-MHC, Class C,
1-Month LIBOR + 1.35%, 1.42% (G), 04/15/2038 (C)	759,271	759,986
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4,
3.81%, 12/15/2048	440,000	483,330
Series 2016-UB11, Class A4,
2.78%, 08/15/2049	560,000	596,500
Series 2018-H3, Class A5,
4.18%, 07/15/2051	476,664	551,060
Series 2018-H4, Class A4,
4.31%, 12/15/2051	713,689	822,799
Series 2019-H6, Class A4,
3.42%, 06/15/2052	289,219	319,375
MRA Issuance Trust Series 2021-NA1, Class A1X, 1-Month LIBOR + 1.50%, 0.00% (G), 03/08/2022 (C)	1,197,000	1,197,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust Series 2018-2A, Class A1, 4.50% (G), 02/25/2058 (C)	$ 194,361	$ 207,205
PRPM LLC
Series 2020-3, Class A1,
2.86% (G), 09/25/2025 (C)	1,005,366	1,010,692
Series 2020-5, Class A1,
3.10% (G), 11/25/2025 (C)	335,026	337,240
Sequoia Mortgage Trust
Series 2013-5, Class A1,
2.50% (G), 05/25/2043 (C)	173,523	174,827
Series 2020-2, Class A19,
3.50% (G), 03/25/2050 (C)	98,631	100,734
Spruce Hill Mortgage Loan Trust
Series 2020-SH1, Class A1,
2.52% (G), 01/28/2050 (C)	81,450	82,634
Series 2020-SH1, Class A2,
2.62% (G), 01/28/2050 (C)	203,836	206,514
Series 2020-SH2, Class A1,
3.41% (G), 06/25/2055 (C)	471,940	476,460
VASA Trust Series 2021-VASA, Class A, 1-Month LIBOR + 0.90%, 0.97% (G), 07/15/2039 (C)	425,000	425,127
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 1-Month LIBOR + 1.15%, 1.22% (G), 02/15/2040 (C)	414,514	416,223

Total Mortgage-Backed Securities (Cost $40,147,663)		40,739,438

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.9%
Federal Home Loan Mortgage Corp.
2.00%, 05/01/2041	4,706,851	4,809,628
2.50%, 12/01/2033 - 01/01/2050	1,712,559	1,797,076
3.00%, 05/01/2031 - 03/01/2050	4,066,425	4,285,725
3.50%, 07/01/2042 - 02/01/2048	1,174,656	1,263,732
4.00%, 03/01/2047 - 05/01/2048	1,141,397	1,224,342
4.50%, 03/01/2048 - 12/01/2048	405,965	444,144
5.00%, 09/01/2048	30,852	33,961
6.00%, 04/01/2040	60,640	71,843
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
SOFRA + 2.30%, 2.32% (G), 08/25/2033 (C)	305,000	312,923
SOFRA + 2.60%, 2.62% (G), 11/25/2050 (C)	1,406,000	1,428,227
1-Month LIBOR + 5.55%, 5.64% (G), 07/25/2028	348,616	365,227
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust 1-Month LIBOR + 1.95%, 2.04% (G), 10/25/2049 (C)	127,681	128,356
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust REMIC
SOFRA + 2.00%, 2.02% (G), 12/25/2050 (C)	860,000	869,150
SOFRA + 2.25%, 2.27% (G), 08/25/2033 (C)	472,000	478,203
1-Month LIBOR + 3.15%, 3.24% (G), 09/25/2050 (C)	389,944	394,365

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
2.50%, 11/01/2034 - 01/01/2051	$ 1,341,559	$ 1,399,879
3.00%, 10/01/2034 - 06/01/2057	10,132,562	10,779,562
3.50%, 12/01/2045 - 08/01/2056	4,885,158	5,236,303
4.00%, 01/01/2048 - 02/01/2049	873,226	952,384
4.50%, 11/01/2042 - 08/01/2048	1,042,022	1,150,528
5.00%, 07/01/2044 - 05/01/2048	688,725	769,124
6.00%, 02/01/2037	2,735	3,248
Federal National Mortgage Association Connecticut Avenue Securities
1-Month LIBOR + 2.65%, 2.74% (G), 02/25/2030	297,345	302,086
1-Month LIBOR + 3.55%, 3.64% (G), 07/25/2029	438,353	455,082
1-Month LIBOR + 4.25%, 4.34% (G), 01/25/2029 - 04/25/2029	690,879	719,532
1-Month LIBOR + 4.90%, 4.99% (G), 11/25/2024	63,632	65,790
1-Month LIBOR + 5.00%, 5.09% (G), 07/25/2025	355,894	365,977
1-Month LIBOR + 5.70%, 5.79% (G), 04/25/2028	270,262	286,312
1-Month LIBOR + 5.90%, 5.99% (G), 10/25/2028	128,133	135,356
Federal National Mortgage Association REMIC 3.00%, 05/25/2048 - 11/25/2049	1,740,463	1,830,343
Government National Mortgage Association
2.00%, TBA (I)	7,999,418	8,153,782
2.50%, TBA (I)	4,238,600	4,387,448
4.00%, 01/15/2045 - 05/20/2048	2,732,827	2,946,316
4.50%, 08/15/2046 - 05/20/2048	1,216,875	1,364,369
5.00%, 08/20/2048	455,450	492,306
Uniform Mortgage-Backed Security
1.50%, TBA (I)	228,159	230,995
2.00%, TBA (I)	8,147,094	8,278,244
2.50%, TBA (I)	11,713,964	12,129,595
3.50%, TBA (I)	5,950,500	6,264,877

Total U.S. Government Agency Obligations (Cost $85,348,730)		86,606,340

U.S. GOVERNMENT OBLIGATIONS - 11.0%
U.S. Treasury - 9.3%
U.S. Treasury Bond
1.13%, 05/15/2040	701,000	605,762
1.38%, 11/15/2040 - 08/15/2050	13,028,300	11,176,193
1.63%, 11/15/2050	12,710,800	11,421,845
1.88%, 02/15/2041	3,203,000	3,138,940
1.88%, 02/15/2051 (B)	2,113,000	2,018,575
2.25%, 05/15/2041	1,974,000	2,056,044
2.75%, 08/15/2042 (B)	6,040,100	6,810,449
U.S. Treasury Note
0.13%, 02/28/2023 - 04/30/2023	34,378,000	34,325,611
0.25%, 05/15/2024	1,669,000	1,660,003
0.38%, 01/31/2026	10,375,400	10,171,540
0.50%, 02/28/2026	13,326,000	13,129,754
0.75%, 04/30/2026	9,103,000	9,061,752
0.88%, 11/15/2030 (B)	11,093,300	10,557,702

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
1.13%, 02/15/2031 (B)	$ 217,000	$ 210,863
1.25%, 04/30/2028	537,000	539,098
1.63%, 05/15/2031	609,400	619,493

		117,503,624

U.S. Treasury Inflation-Protected Securities - 1.7%
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2026 - 01/15/2031	12,978,834	14,169,662
0.63%, 04/15/2023	5,969,661	6,314,666

		20,484,328

Total U.S. Government Obligations (Cost $139,080,032)		137,987,952

	Shares	Value
OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (K)	18,790,343	18,790,343

Total Other Investment Company (Cost $18,790,343)		18,790,343

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
Fixed Income Clearing Corp., 0.00% (K), dated 06/30/2021, to be repurchased at $53,407,674 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $54,475,834.	$53,407,674	$ 53,407,674

Total Repurchase Agreement (Cost $53,407,674)		53,407,674

Total Investments (Cost $1,007,313,694)		1,321,136,958
Net Other Assets (Liabilities) - (4.8)%		(60,918,274)

Net Assets - 100.0%		$1,260,218,684

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Common Stocks	$751,891,265	$—	$—	$751,891,265
Preferred Stocks	2,585,870	—	—	2,585,870
Asset-Backed Securities	—	28,444,670	713,268	29,157,938
Corporate Debt Securities	—	197,185,359	—	197,185,359
Loan Assignments	—	2,784,779	—	2,784,779
Mortgage-Backed Securities	—	40,739,438	—	40,739,438
U.S. Government Agency Obligations	—	86,606,340	—	86,606,340
U.S. Government Obligations	—	137,987,952	—	137,987,952
Other Investment Company	18,790,343	—	—	18,790,343
Repurchase Agreement	—	53,407,674	—	53,407,674

Total Investments	$773,267,478	$547,156,212	$713,268	$1,321,136,958

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (F)	$—	$—	$22,729	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $32,414,985, collateralized by cash collateral of $18,790,343 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $14,295,600. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the total value of 144A securities is $126,973,114, representing 10.1% of the Portfolio’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2021, the total value of securities is $1,943,857, representing 0.2% of the Portfolio’s net assets.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(G)	Floating or variable rate securities. The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Rates disclosed reflect the yields at June 30, 2021.
(L)	The Portfolio recognizes transfers in and out of Level 3 as of June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SOFRA	Secured Overnight Financing Rate Average
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $953,906,020) (including securities loaned of $32,414,985)	$1,267,729,284
Repurchase agreement, at value (cost $53,407,674)	53,407,674
Cash	161,993
Receivables and other assets:
Investments sold	3,409,255
Net income from securities lending	3,772
Shares of beneficial interest sold	5,084
Dividends	239,771
Interest	2,215,546
Prepaid expenses	4,701

Total assets	1,327,177,080

Liabilities:
Cash collateral received upon return of:
Securities on loan	18,790,343
Payables and other liabilities:
Investments purchased	2,290,418
When-issued, delayed-delivery, forward and TBA commitments purchased	44,032,659
Shares of beneficial interest redeemed	553,630
Investment management fees	808,076
Distribution and service fees	278,762
Transfer agent costs	2,938
Trustees, CCO and deferred compensation fees	17,818
Audit and tax fees	21,992
Custody fees	76,823
Legal fees	7,220
Printing and shareholder reports fees	56,544
Other accrued expenses	21,173

Total liabilities	66,958,396

Net assets	$1,260,218,684

Net assets consist of:
Capital stock ($0.01 par value)	$643,671
Additional paid-in capital	809,356,603
Total distributable earnings (accumulated losses)	450,218,410

Net assets	$1,260,218,684

Net assets by class:
Initial Class	$15,079,048
Service Class	1,245,139,636

Shares outstanding:
Initial Class	756,956
Service Class	63,610,167

Net asset value and offering price per share:
Initial Class	$19.92
Service Class	19.57

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$4,606,348
Interest income	5,951,384
Net income from securities lending	28,725

Total investment income	10,586,457

Expenses:
Investment management fees	4,376,603
Distribution and service fees:
Service Class	1,508,735
Transfer agent costs	8,636
Trustees, CCO and deferred compensation fees	30,874
Audit and tax fees	23,113
Custody fees	73,396
Legal fees	35,677
Printing and shareholder reports fees	31,486
Other	28,267

Total expenses	6,116,787

Net investment income (loss)	4,469,670

Net realized gain (loss) on:
Investments	67,535,313

Net change in unrealized appreciation (depreciation) on:
Investments	19,402,561

Net realized and change in unrealized gain (loss)	86,937,874

Net increase (decrease) in net assets resulting from operations	$91,407,544

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$4,469,670	$12,983,747
Net realized gain (loss)	67,535,313	54,435,929
Net change in unrealized appreciation (depreciation)	19,402,561	86,445,467

Net increase (decrease) in net assets resulting from operations	91,407,544	153,865,143

Dividends and/or distributions to shareholders:
Initial Class	—	(741,394)
Service Class	—	(62,858,749)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(63,600,143)

Capital share transactions:
Proceeds from shares sold:
Initial Class	619,373	1,890,914
Service Class	13,683,351	40,734,453

	14,302,724	42,625,367

Dividends and/or distributions reinvested:
Initial Class	—	741,394
Service Class	—	62,858,749

	—	63,600,143

Cost of shares redeemed:
Initial Class	(1,096,903)	(2,657,303)
Service Class	(66,689,860)	(96,745,926)

	(67,786,763)	(99,403,229)

Net increase (decrease) in net assets resulting from capital share transactions	(53,484,039)	6,822,281

Net increase (decrease) in net assets	37,923,505	97,087,281

Net assets:
Beginning of period/year	1,222,295,179	1,125,207,898

End of period/year	$1,260,218,684	$1,222,295,179

Capital share transactions - shares:
Shares issued:
Initial Class	32,810	109,809
Service Class	744,412	2,453,757

	777,222	2,563,566

Shares reinvested:
Initial Class	—	43,029
Service Class	—	3,704,110

	—	3,747,139

Shares redeemed:
Initial Class	(57,411)	(158,396)
Service Class	(3,567,279)	(5,816,732)

	(3,624,690)	(5,975,128)

Net increase (decrease) in shares outstanding:
Initial Class	(24,601)	(5,558)
Service Class	(2,822,867)	341,135

	(2,847,468)	335,577

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$18.48		$17.08	$14.87	$15.45	$13.47	$13.18

Investment operations:
Net investment income (loss) (A)	0.09		0.24	0.29	0.27	0.26	0.23	(B)
Net realized and unrealized gain (loss)	1.35		2.18	2.93	(0.20)	2.02	0.33

Total investment operations	1.44		2.42	3.22	0.07	2.28	0.56

Dividends and/or distributions to shareholders:
Net investment income	—		(0.30)	(0.27)	(0.27)	(0.23)	(0.16)
Net realized gains	—		(0.72)	(0.74)	(0.38)	(0.07)	(0.11)

Total dividends and/or distributions to shareholders	—		(1.02)	(1.01)	(0.65)	(0.30)	(0.27)

Net asset value, end of period/year	$19.92		$18.48	$17.08	$14.87	$15.45	$13.47

Total return	7.79	%(C)	14.59%	22.08%	0.22%	17.04%	4.33%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,079		$14,443	$13,443	$10,813	$11,503	$9,868
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(D)	0.76%	0.76%	0.76%	0.77%	0.77%
Including waiver and/or reimbursement and recapture	0.75	%(D)	0.76%	0.76%	0.76%	0.77%	0.77	%(B)
Net investment income (loss) to average net assets	0.98	%(D)	1.41%	1.80%	1.73%	1.80%	1.77	%(B)
Portfolio turnover rate	37	%(C)	86%	87%	105%	63%	84%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$18.18		$16.82	$14.66	$15.25	$13.30	$13.02

Investment operations:
Net investment income (loss) (A)	0.07		0.19	0.25	0.23	0.22	0.20	(B)
Net realized and unrealized gain (loss)	1.32		2.15	2.88	(0.21)	1.99	0.33

Total investment operations	1.39		2.34	3.13	0.02	2.21	0.53

Dividends and/or distributions to shareholders:
Net investment income	—		(0.26)	(0.23)	(0.23)	(0.19)	(0.14)
Net realized gains	—		(0.72)	(0.74)	(0.38)	(0.07)	(0.11)

Total dividends and/or distributions to shareholders	—		(0.98)	(0.97)	(0.61)	(0.26)	(0.25)

Net asset value, end of period/year	$19.57		$18.18	$16.82	$14.66	$15.25	$13.30

Total return	7.65	%(C)	14.31%	21.77%	(0.06)%	16.73%	4.12%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,245,140		$1,207,852	$1,111,765	$933,714	$927,106	$758,553
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(D)	1.01%	1.01%	1.01%	1.02%	1.03%
Including waiver and/or reimbursement and recapture	1.00	%(D)	1.01%	1.01%	1.01%	1.02%	1.02	%(B)
Net investment income (loss) to average net assets	0.73	%(D)	1.16%	1.56%	1.49%	1.55%	1.53	%(B)
Portfolio turnover rate	37	%(C)	86%	87%	105%	63%	84%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2021, commissions recaptured are $121.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2021. Open funded loan participations and assignments at June 30, 2021, if any, are included within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2021, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2021, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$1,162,006	$—	$—	$—	$1,162,006
Preferred Stocks	1,246,460	—	—	—	1,246,460
Corporate Debt Securities	5,127,994	—	—	—	5,127,994
U.S. Government Obligations	11,253,883	—	—	—	11,253,883
Total Securities Lending Transactions	$18,790,343	$—	$—	$—	$18,790,343
Total Borrowings	$18,790,343	$—	$—	$—	$18,790,343

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset class allocation risk: The Portfolio’s investment performance depends on the Portfolio’s asset class allocation and reallocation from time to time. The investment manager’s and subadvisers’ decisions may not produce the desired results.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). Plans are underway to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR recently announced a possible delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instrument in which the Portfolio invests, and financial markets generally.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.760%
Over $250 million up to $500 million	0.730
Over $500 million up to $1 billion	0.705
Over $1 billion	0.680

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2021
Initial Class	0.81%	May 1, 2022
Service Class	1.06	May 1, 2022
Prior to May 1, 2021
Initial Class	0.90
Service Class	1.15

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 172,567,048	$ 273,818,935	$ 295,850,944	$ 218,321,337

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,007,313,694	$ 316,311,109	$ (2,487,845)	$ 313,823,264

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2010-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

12. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Janus Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Janus Capital Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and above its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on December 9, 2011 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees and TAM agreed upon an additional breakpoint for the Portfolio’s management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Mid-Cap Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,094.70	$4.31	$1,020.70	$4.16	0.83%
Service Class	1,000.00	1,093.30	5.61	1,019.40	5.41	1.08

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.3%
Repurchase Agreement	3.9
Other Investment Company	0.4
Net Other Assets (Liabilities)	(0.6)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 3.0%
L3 Harris Technologies, Inc.	79,694	$ 17,225,858
Teledyne Technologies, Inc. (A)	41,226	17,266,686

		34,492,544

Airlines - 0.9%
Ryanair Holdings PLC, ADR (A)	97,981	10,602,524

Auto Components - 0.6%
Visteon Corp. (A)	59,703	7,220,481

Banks - 0.9%
SVB Financial Group (A)	18,770	10,444,191

Biotechnology - 2.4%
Abcam PLC, ADR (A)	142,621	2,715,504
Ascendis Pharma A/S, ADR (A)	29,488	3,879,146
BioMarin Pharmaceutical, Inc. (A)	84,644	7,062,695
Emergent BioSolutions, Inc. (A)	50,255	3,165,563
Neurocrine Biosciences, Inc. (A)	77,217	7,514,759
Sarepta Therapeutics, Inc. (A) (B)	53,792	4,181,790

		28,519,457

Capital Markets - 4.7%
Cboe Global Markets, Inc.	64,998	7,738,012
Charles Schwab Corp.	89,127	6,489,337
LPL Financial Holdings, Inc.	241,928	32,655,441
MSCI, Inc.	15,779	8,411,469

		55,294,259

Commercial Services & Supplies - 2.4%
Cimpress PLC (A)	111,164	12,051,289
Ritchie Bros Auctioneers, Inc.	274,123	16,250,012

		28,301,301

Containers & Packaging - 1.0%
Sealed Air Corp.	188,801	11,186,459

Diversified Consumer Services - 1.6%
Coursera, Inc. (A)	30,506	1,206,817
frontdoor, Inc. (A)	167,469	8,343,306
Terminix Global Holdings, Inc. (A)	196,965	9,397,200

		18,947,323

Electric Utilities - 1.3%
Alliant Energy Corp.	278,571	15,533,119

Electrical Equipment - 2.2%
Sensata Technologies Holding PLC (A)	432,104	25,049,069

Electronic Equipment, Instruments & Components - 4.7%
Flex Ltd. (A)	780,181	13,941,834
National Instruments Corp.	314,270	13,287,336
TE Connectivity Ltd.	208,055	28,131,117

		55,360,287

Entertainment - 0.9%
Liberty Media Corp. - Liberty Formula One, Class C (A)	211,606	10,201,525

Equity Real Estate Investment Trusts - 2.7%
Crown Castle International Corp.	27,093	5,285,844
Lamar Advertising Co., Class A	245,180	25,601,696

		30,887,540

Health Care Equipment & Supplies - 7.8%
Boston Scientific Corp. (A)	605,863	25,906,702
Cooper Cos., Inc.	59,827	23,707,645
DENTSPLY SIRONA, Inc.	175,432	11,097,828

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
ICU Medical, Inc. (A)	51,101	$ 10,516,586
STERIS PLC	48,466	9,998,536
Teleflex, Inc.	25,140	10,101,001

		91,328,298

Health Care Technology - 0.1%
Doximity, Inc., Class A (A)	15,337	892,613

Hotels, Restaurants & Leisure - 1.3%
Aramark	231,371	8,618,570
Entain PLC (A)	280,899	6,782,447

		15,401,017

Insurance - 6.0%
Aon PLC, Class A	106,615	25,455,397
Intact Financial Corp.	172,388	23,420,348
Oscar Health, Inc., Class A (A) (B)	75,009	1,612,694
W.R. Berkley Corp.	264,077	19,655,251

		70,143,690

Internet & Direct Marketing Retail - 1.2%
Wayfair, Inc., Class A (A) (B)	44,179	13,947,752

IT Services - 13.0%
Amdocs Ltd.	251,785	19,478,087
Broadridge Financial Solutions, Inc.	157,192	25,391,224
Edenred	171,449	9,768,357
Fidelity National Information Services, Inc.	138,128	19,568,594
Global Payments, Inc.	92,846	17,412,339
GoDaddy, Inc., Class A (A)	268,496	23,348,412
WEX, Inc. (A)	125,590	24,351,901
Wix.com Ltd. (A)	42,633	12,375,507

		151,694,421

Life Sciences Tools & Services - 4.1%
ICON PLC (A) (B)	5,481	1,132,977
Illumina, Inc. (A)	20,137	9,529,030
PerkinElmer, Inc.	58,814	9,081,470
PRA Health Sciences, Inc. (A)	88,467	14,615,633
Waters Corp. (A)	38,349	13,253,798

		47,612,908

Machinery - 2.8%
Ingersoll Rand, Inc. (A)	277,642	13,551,706
Rexnord Corp.	241,624	12,090,865
Westinghouse Air Brake Technologies Corp.	91,351	7,518,187

		33,160,758

Pharmaceuticals - 2.2%
Catalent, Inc. (A)	141,445	15,293,033
Elanco Animal Health, Inc. (A)	285,269	9,895,982

		25,189,015

Professional Services - 0.7%
Verisk Analytics, Inc.	43,168	7,542,313

Real Estate Management & Development - 0.6%
Redfin Corp. (A) (B)	107,519	6,817,780

Road & Rail - 1.9%
JB Hunt Transport Services, Inc.	135,266	22,041,595

Semiconductors & Semiconductor Equipment - 8.4%
KLA Corp.	96,873	31,407,195
Lam Research Corp.	27,230	17,718,561
Microchip Technology, Inc.	126,448	18,934,324

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At Semi-Annual Report 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV	44,020	$ 9,055,794
ON Semiconductor Corp. (A)	558,296	21,371,571

		98,487,445

Software - 11.3%
Atlassian Corp. PLC, Class A (A)	33,083	8,497,699
Ceridian HCM Holding, Inc. (A)	179,703	17,237,112
Constellation Software, Inc.	17,159	25,987,801
Dolby Laboratories, Inc., Class A	84,926	8,347,377
Dynatrace, Inc. (A)	139,300	8,137,906
j2 Global, Inc. (A)	43,259	5,950,275
Nice Ltd., ADR (A) (B)	111,116	27,496,765
SS&C Technologies Holdings, Inc.	393,152	28,330,533
Topicus.com, Inc. (A)	31,632	2,297,888

		132,283,356

Specialty Retail - 3.2%
Burlington Stores, Inc. (A)	28,648	9,224,369
CarMax, Inc. (A)	165,339	21,353,532
Vroom, Inc. (A) (B)	153,629	6,430,910

		37,008,811

Textiles, Apparel & Luxury Goods - 1.3%
Gildan Activewear, Inc.	425,168	15,697,203

Trading Companies & Distributors - 1.1%
Ferguson PLC	92,146	12,810,289

Total Common Stocks (Cost $695,369,643)		1,124,099,343

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (C)	5,219,414	$ 5,219,414

Total Other Investment Company (Cost $5,219,414)		5,219,414

	Principal	Value
REPURCHASE AGREEMENT - 3.9%
Fixed Income Clearing Corp., 0.00% (C), dated 06/30/2021, to be repurchased at $45,775,011 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $46,690,551.	$ 45,775,011	45,775,011

Total Repurchase Agreement (Cost $45,775,011)		45,775,011

Total Investments (Cost $746,364,068)		1,175,093,768
Net Other Assets (Liabilities) - (0.6)%		(6,569,681)

Net Assets - 100.0%		$ 1,168,524,087

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,094,738,250	$29,361,093	$—	$1,124,099,343
Other Investment Company	5,219,414	—	—	5,219,414
Repurchase Agreement	—	45,775,011	—	45,775,011

Total Investments	$1,099,957,664	$75,136,104	$—	$1,175,093,768

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $55,959,727, collateralized by cash collateral of $5,219,414 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $51,902,950. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2021.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Mid-Cap Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $700,589,057) (including securities loaned of $55,959,727)	$1,129,318,757
Repurchase agreement, at value (cost $45,775,011)	45,775,011
Foreign currency, at value (cost $98,170)	98,123
Receivables and other assets:
Investments sold	2,465,992
Net income from securities lending	17,855
Shares of beneficial interest sold	257,595
Dividends	442,584
Tax reclaims	17,534
Prepaid expenses	4,151

Total assets	1,178,397,602

Liabilities:
Cash collateral received upon return of:
Securities on loan	5,219,414
Payables and other liabilities:
Investments purchased	3,344,274
Shares of beneficial interest redeemed	159,655
Investment management fees	824,400
Distribution and service fees	59,172
Transfer agent costs	2,287
Trustees, CCO and deferred compensation fees	16,660
Audit and tax fees	15,253
Custody fees	84,823
Legal fees	5,701
Printing and shareholder reports fees	119,680
Other accrued expenses	22,196

Total liabilities	9,873,515

Net assets	$1,168,524,087

Net assets consist of:
Capital stock ($0.01 par value)	$249,744
Additional paid-in capital	514,898,129
Total distributable earnings (accumulated losses)	653,376,214

Net assets	$1,168,524,087

Net assets by class:
Initial Class	$906,023,796
Service Class	262,500,291

Shares outstanding:
Initial Class	19,123,626
Service Class	5,850,751

Net asset value and offering price per share:
Initial Class	$47.38
Service Class	44.87

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$5,659,912
Net income from securities lending	36,103
Withholding taxes on foreign income	(98,361)

Total investment income	5,597,654

Expenses:
Investment management fees	4,443,812
Distribution and service fees:
Service Class	319,146
Transfer agent costs	7,685
Trustees, CCO and deferred compensation fees	28,157
Audit and tax fees	15,707
Custody fees	68,986
Legal fees	32,106
Printing and shareholder reports fees	66,620
Other	25,410

Total expenses	5,007,629

Net investment income (loss)	590,025

Net realized gain (loss) on:
Investments	78,934,390
Foreign currency transactions	5,524

Net realized gain (loss)	78,939,914

Net change in unrealized appreciation (depreciation) on:
Investments	23,049,538
Translation of assets and liabilities denominated in foreign currencies	(654)

Net change in unrealized appreciation (depreciation)	23,048,884

Net realized and change in unrealized gain (loss)	101,988,798

Net increase (decrease) in net assets resulting from operations	$102,578,823

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Mid-Cap Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$590,025	$100,559
Net realized gain (loss)	78,939,914	145,713,948
Net change in unrealized appreciation (depreciation)	23,048,884	20,487,836

Net increase (decrease) in net assets resulting from operations	102,578,823	166,302,343

Dividends and/or distributions to shareholders:
Initial Class	—	(62,283,641)
Service Class	—	(17,580,599)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(79,864,240)

Capital share transactions:
Proceeds from shares sold:
Initial Class	12,339,120	16,969,404
Service Class	10,461,876	37,494,177

	22,800,996	54,463,581

Dividends and/or distributions reinvested:
Initial Class	—	62,283,641
Service Class	—	17,580,599

	—	79,864,240

Cost of shares redeemed:
Initial Class	(56,388,696)	(255,908,420)
Service Class	(18,682,501)	(26,021,810)

	(75,071,197)	(281,930,230)

Net increase (decrease) in net assets resulting from capital share transactions	(52,270,201)	(147,602,409)

Net increase (decrease) in net assets	50,308,622	(61,164,306)

Net assets:
Beginning of period/year	1,118,215,465	1,179,379,771

End of period/year	$1,168,524,087	$1,118,215,465

Capital share transactions - shares:
Shares issued:
Initial Class	265,033	430,952
Service Class	244,546	1,091,906

	509,579	1,522,858

Shares reinvested:
Initial Class	—	1,717,222
Service Class	—	510,767

	—	2,227,989

Shares redeemed:
Initial Class	(1,250,327)	(6,881,421)
Service Class	(434,364)	(762,663)

	(1,684,691)	(7,644,084)

Net increase (decrease) in shares outstanding:
Initial Class	(985,294)	(4,733,247)
Service Class	(189,818)	840,010

	(1,175,112)	(3,893,237)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Mid-Cap Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$43.28		$39.58	$30.58	$32.30	$25.23	$28.35

Investment operations:
Net investment income (loss) (A)	0.04		0.02	0.03	0.06	0.03	0.04	(B)
Net realized and unrealized gain (loss)	4.06		6.95	11.04	(0.25)	7.26	(0.66)

Total investment operations	4.10		6.97	11.07	(0.19)	7.29	(0.62)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.09)	(0.03)	(0.02)	(0.03)	—
Net realized gains	—		(3.18)	(2.04)	(1.51)	(0.19)	(2.50)

Total dividends and/or distributions to shareholders	—		(3.27)	(2.07)	(1.53)	(0.22)	(2.50)

Net asset value, end of period/year	$47.38		$43.28	$39.58	$30.58	$32.30	$25.23

Total return	9.47	%(C)	19.20%	36.71%	(1.22)%	29.01%	(2.04)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$906,024		$870,326	$983,244	$810,104	$732,785	$651,050
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83	%(D)	0.83%	0.83%	0.83%	0.83%	0.87%
Including waiver and/or reimbursement and recapture	0.83	%(D)	0.83%	0.83%	0.83%	0.83%	0.86	%(B)
Net investment income (loss) to average net assets	0.16	%(D)	0.06%	0.09%	0.19%	0.09%	0.17	%(B)
Portfolio turnover rate	10	%(C)	15%	10%	18%	15%	123%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$41.04		$37.71	$29.27	$31.03	$24.27	$27.44

Investment operations:
Net investment income (loss) (A)	(0.02)		(0.07)	(0.06)	(0.02)	(0.04)	(0.01	)(B)
Net realized and unrealized gain (loss)	3.85		6.59	10.54	(0.23)	6.99	(0.66)

Total investment operations	3.83		6.52	10.48	(0.25)	6.95	(0.67)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.01)	—	—	—	—
Net realized gains	—		(3.18)	(2.04)	(1.51)	(0.19)	(2.50)

Total dividends and/or distributions to shareholders	—		(3.19)	(2.04)	(1.51)	(0.19)	(2.50)

Net asset value, end of period/year	$44.87		$41.04	$37.71	$29.27	$31.03	$24.27

Total return	9.33	%(C)	18.93%	36.33%	(1.46)%	28.74%	(2.30)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$262,500		$247,889	$196,136	$126,054	$121,425	$98,654
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.08	%(D)	1.08%	1.08%	1.08%	1.08%	1.12%
Including waiver and/or reimbursement and recapture	1.08	%(D)	1.08%	1.08%	1.08%	1.08%	1.11	%(B)
Net investment income (loss) to average net assets	(0.09	)%(D)	(0.20)%	(0.16)%	(0.07)%	(0.16)%	(0.04	)%(B)
Portfolio turnover rate	10	%(C)	15%	10%	18%	15%	123%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Mid-Cap Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2021, commissions recaptured are $171.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$5,219,414	$—	$—	$—	$5,219,414
Total Borrowings	$5,219,414	$—	$—	$—	$5,219,414

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Medium capitalization companies risk: Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.805%
Over $500 million up to $1 billion	0.770
Over $1 billion	0.750

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2021
Initial Class	0.88%	May 1, 2022
Service Class	1.13	May 1, 2022
Prior to May 1, 2021
Initial Class	0.90
Service Class	1.15

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/ or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 104,560,114	$ —	$ 160,375,815	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 746,364,068	$ 434,752,894	$ (6,023,194)	$ 428,729,700

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

11. LEGAL PROCEEDINGS (continued)

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Janus Mid-Cap Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Janus Capital Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2016 pursuant to its current investment objective and investment strategies. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2021.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,046.90	$0.76	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,045.70	2.03	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	34.7%
U.S. Fixed Income Funds	25.7
International Equity Funds	13.4
International Alternative Fund	11.8
U.S. Mixed Allocation Fund	11.2
U.S. Government Obligation	1.3
U.S. Alternative Fund	1.0
Repurchase Agreement	0.9
Net Other Assets (Liabilities) ^	0.0 *
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.8%
International Alternative Fund - 11.8%
Transamerica Unconstrained Bond (A)	15,365,049	$ 159,028,261

International Equity Funds - 13.4%
Transamerica Emerging Markets Opportunities (A)	3,331,064	42,271,202
Transamerica International Equity (A)	2,579,044	55,372,076
Transamerica International Growth (A)	6,857,244	68,572,437
Transamerica International Small Cap Value (A)	962,402	15,302,193

		181,517,908

U.S. Alternative Fund - 1.0%
Transamerica BlackRock Global Real Estate Securities VP (A)	1,071,046	13,366,660

U.S. Equity Funds - 34.7%
Transamerica Janus Mid-Cap Growth VP (A)	144,170	6,830,755
Transamerica JPMorgan Enhanced Index VP (A)	1,496,247	41,864,999
Transamerica JPMorgan Mid Cap Value VP (A)	418,946	7,934,846
Transamerica Large Cap Value (A)	10,769,560	142,265,892
Transamerica Mid Cap Growth (A)	981,304	14,366,283
Transamerica Mid Cap Value Opportunities (A)	1,933,614	27,882,717
Transamerica Morgan Stanley Capital Growth VP (A)	1,919,311	83,394,053
Transamerica Small Cap Value (A)	5,749,115	74,106,094
Transamerica T. Rowe Price Small Cap VP (A)	689,541	13,942,528
Transamerica WMC US Growth VP (A)	1,171,530	57,076,930

		469,665,097

U.S. Fixed Income Funds - 25.7%
Transamerica Core Bond (A)	12,975,735	130,925,168
Transamerica Floating Rate (A)	786,215	7,484,766

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica High Yield Bond (A)	6,334,311	$ 58,972,440
Transamerica Intermediate Bond (A)	14,111,768	146,762,389
Transamerica Short-Term Bond (A)	419,671	4,284,845

		348,429,608

U.S. Mixed Allocation Fund - 11.2%
Transamerica PIMCO Total Return VP (A)	12,714,820	152,069,244

Total Investment Companies (Cost $1,151,890,900)		1,324,076,778

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.3%
U.S. Treasury - 1.3%
U.S. Treasury Note 1.38%, 01/31/2022 (B)	$ 16,717,700	16,844,389

Total U.S. Government Obligation (Cost $16,844,934)		16,844,389

REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.00% (C), dated 06/30/2021, to be repurchased at $12,683,857 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $12,937,568.	12,683,857	12,683,857

Total Repurchase Agreement (Cost $12,683,857)		12,683,857

Total Investments (Cost $1,181,419,691)		1,353,605,024
Net Other Assets (Liabilities) - 0.0% (D)		413,977

Net Assets - 100.0%		$ 1,354,019,001

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	60	09/30/2021	$7,423,714	$7,405,781	$—	$(17,933)
10-Year U.S. Treasury Note	351	09/21/2021	46,503,509	46,507,500	3,991	—
30-Year U.S. Treasury Bond	266	09/21/2021	42,026,517	42,759,500	732,983	—
CAD Currency	970	09/14/2021	80,281,760	78,201,400	—	(2,080,360)
EURO STOXX 50® Index	848	09/17/2021	41,315,181	40,778,706	—	(536,475)
S&P/TSX 60 Index	194	09/16/2021	37,196,004	37,645,015	449,011	—
U.S. Treasury Ultra Bond	319	09/21/2021	59,628,779	61,467,312	1,838,533	—

Total					$3,024,518	$(2,634,768)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
JPY Currency	(359)	09/13/2021	$(40,435,116)	$(40,418,912)	$16,204	$—
MSCI EAFE Index	(429)	09/17/2021	(50,604,655)	(49,422,945)	1,181,710	—
MSCI Emerging Markets Index	(605)	09/17/2021	(41,369,035)	(41,285,200)	83,835	—
S&P 500® E-Mini Index	(121)	09/17/2021	(25,584,567)	(25,946,030)	—	(361,463)

Total					$1,281,749	$(361,463)

Total Futures Contracts					$4,306,267	$(2,996,231)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,324,076,778	$—	$—	$1,324,076,778
U.S. Government Obligation	—	16,844,389	—	16,844,389
Repurchase Agreement	—	12,683,857	—	12,683,857

Total Investments	$1,324,076,778	$29,528,246	$—	$1,353,605,024

Other Financial Instruments
Futures Contracts (F)	$4,306,267	$—	$—	$4,306,267

Total Other Financial Instruments	$4,306,267	$—	$—	$4,306,267

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(2,996,231)	$—	$—	$(2,996,231)

Total Other Financial Instruments	$(2,996,231)	$—	$—	$(2,996,231)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2021	Shares as of June 30, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$—	$13,604,941	$—	$—	$(238,281)	$13,366,660	1,071,046	$—	$—
Transamerica Core Bond	131,888,740	1,593,611	—	—	(2,557,183)	130,925,168	12,975,735	1,593,611	—
Transamerica Emerging Markets Opportunities	44,693,597	—	(6,126,936)	1,505,072	2,199,469	42,271,202	3,331,064	—	—
Transamerica Floating Rate	—	7,484,766	—	—	—	7,484,766	786,215	4,166	—
Transamerica High Yield Bond	60,140,928	1,381,799	(3,740,299)	44,302	1,145,710	58,972,440	6,334,311	1,381,799	—
Transamerica Intermediate Bond	234,561,246	1,635,115	(84,094,719)	(658,891)	(4,680,362)	146,762,389	14,111,768	1,635,115	—
Transamerica International Equity	54,884,500	—	(5,383,673)	989,427	4,881,822	55,372,076	2,579,044	—	—
Transamerica International Growth	67,697,194	—	(4,045,428)	960,887	3,959,784	68,572,437	6,857,244	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2021	Shares as of June 30, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica International Small Cap Value	$13,848,965	$—	$—	$—	$1,453,228	$15,302,193	962,402	$—	$—
Transamerica Janus Mid-Cap Growth VP	—	6,773,087	—	—	57,668	6,830,755	144,170	—	—
Transamerica JPMorgan Enhanced Index VP	29,256,095	9,935,282	(2,180,151)	432,818	4,420,955	41,864,999	1,496,247	—	—
Transamerica JPMorgan Mid Cap Value VP	—	7,314,805	—	—	620,041	7,934,846	418,946	—	—
Transamerica Large Cap Value	62,817,405	71,553,109	(9,635,830)	1,421,545	16,109,663	142,265,892	10,769,560	458,794	—
Transamerica Mid Cap Growth	21,320,040	—	(7,990,066)	1,251,098	(214,789)	14,366,283	981,304	—	—
Transamerica Mid Cap Value Opportunities	37,163,948	—	(15,799,613)	4,015,949	2,502,433	27,882,717	1,933,614	—	—
Transamerica Morgan Stanley Capital Growth VP	51,336,730	23,431,202	—	—	8,626,121	83,394,053	1,919,311	—	—
Transamerica PIMCO Total Return VP	160,452,024	—	(6,715,094)	62,440	(1,730,126)	152,069,244	12,714,820	—	—
Transamerica Short-Term Bond	4,253,059	35,964	—	—	(4,178)	4,284,845	419,671	35,797	—
Transamerica Small Cap Value	79,281,999	—	(23,007,143)	8,266,128	9,565,110	74,106,094	5,749,115	—	—
Transamerica T. Rowe Price Small Cap VP	30,780,537	—	(18,589,587)	6,123,851	(4,372,273)	13,942,528	689,541	—	—
Transamerica Unconstrained Bond	215,771,973	3,437,149	(61,003,666)	1,459,804	(636,999)	159,028,261	15,365,049	3,421,754	—
Transamerica WMC US Growth VP	27,661,333	26,910,310	(3,797,296)	859,236	5,443,347	57,076,930	1,171,530	—	—

Total	$1,327,810,313	$175,091,140	$(252,109,501)	$26,733,666	$46,551,160	$1,324,076,778	102,781,707	$8,531,036	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $16,158,228.
(C)	Rate disclosed reflects the yield at June 30, 2021.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Affiliated investments, at value (cost $1,151,890,900)	$1,324,076,778
Unaffiliated investments, at value (cost $16,844,934)	16,844,389
Repurchase agreement, at value (cost $12,683,857)	12,683,857
Receivables and other assets:
Shares of beneficial interest sold	19,038
Dividends	778,681
Interest	95,884
Variation margin receivable on futures contracts	1,356,435
Prepaid expenses	5,121

Total assets	1,355,860,183

Liabilities:
Payables and other liabilities:
Investments purchased	794,243
Shares of beneficial interest redeemed	507,078
Investment management fees	150,398
Distribution and service fees	248,510
Transfer agent costs	3,369
Trustees, CCO and deferred compensation fees	20,656
Audit and tax fees	14,026
Custody fees	21,390
Legal fees	9,941
Printing and shareholder reports fees	47,889
Other accrued expenses	23,682

Total liabilities	1,841,182

Net assets	$1,354,019,001

Net assets consist of:
Capital stock ($0.01 par value)	$1,158,200
Additional paid-in capital	1,118,023,298
Total distributable earnings (accumulated losses)	234,837,503

Net assets	$1,354,019,001

Net assets by class:
Initial Class	$258,708,974
Service Class	1,095,310,027

Shares outstanding:
Initial Class	21,874,675
Service Class	93,945,361

Net asset value and offering price per share:
Initial Class	$11.83
Service Class	11.66

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from affiliated investments	$8,531,036
Interest income from unaffiliated investments	55,821

Total investment income	8,586,857

Expenses:
Investment management fees	823,934
Distribution and service fees:
Service Class	1,367,713
Transfer agent costs	9,643
Trustees, CCO and deferred compensation fees	33,579
Audit and tax fees	15,004
Custody fees	25,734
Legal fees	41,059
Printing and shareholder reports fees	26,978
Other	39,951

Total expenses	2,383,595

Net investment income (loss)	6,203,262

Net realized gain (loss) on:
Affiliated investments	26,733,666
Unaffiliated investments	100,693
Futures contracts	(18,480,724)

Net realized gain (loss)	8,353,635

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	46,551,160
Unaffiliated investments	145,100
Futures contracts	(540,713)
Translation of assets and liabilities denominated in foreign currencies	(24,551)

Net change in unrealized appreciation (depreciation)	46,130,996

Net realized and change in unrealized gain (loss)	54,484,631

Net increase (decrease) in net assets resulting from operations	$60,687,893

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$6,203,262	$29,781,551
Net realized gain (loss)	8,353,635	24,914,249
Net change in unrealized appreciation (depreciation)	46,130,996	84,233,608

Net increase (decrease) in net assets resulting from operations	60,687,893	138,929,408

Dividends and/or distributions to shareholders:
Initial Class	—	(11,881,346)
Service Class	—	(50,230,464)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(62,111,810)

Capital share transactions:
Proceeds from shares sold:
Initial Class	16,225,500	28,610,109
Service Class	11,159,823	21,917,768

	27,385,323	50,527,877

Dividends and/or distributions reinvested:
Initial Class	—	11,881,346
Service Class	—	50,230,464

	—	62,111,810

Cost of shares redeemed:
Initial Class	(21,926,464)	(42,167,257)
Service Class	(71,005,726)	(146,801,137)

	(92,932,190)	(188,968,394)

Net increase (decrease) in net assets resulting from capital share transactions	(65,546,867)	(76,328,707)

Net increase (decrease) in net assets	(4,858,974)	488,891

Net assets:
Beginning of period/year	1,358,877,975	1,358,389,084

End of period/year	$1,354,019,001	$1,358,877,975

Capital share transactions - shares:
Shares issued:
Initial Class	1,402,745	2,770,328
Service Class	984,078	2,186,970

	2,386,823	4,957,298

Shares reinvested:
Initial Class	—	1,134,799
Service Class	—	4,857,879

	—	5,992,678

Shares redeemed:
Initial Class	(1,902,910)	(3,982,830)
Service Class	(6,233,383)	(14,183,458)

	(8,136,293)	(18,166,288)

Net increase (decrease) in shares outstanding:
Initial Class	(500,165)	(77,703)
Service Class	(5,249,305)	(7,138,609)

	(5,749,470)	(7,216,312)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$11.30		$10.66	$9.97	$11.06		$10.18		$10.15

Investment operations:
Net investment income (loss) (A)	0.06		0.27	0.25	0.26		0.19		0.21	(B)
Net realized and unrealized gain (loss)	0.47		0.91	1.12	(0.69)		1.09		0.26

Total investment operations	0.53		1.18	1.37	(0.43)		1.28		0.47

Dividends and/or distributions to shareholders:
Net investment income	—		(0.27)	(0.28)	(0.20)		(0.23)		(0.21)
Net realized gains	—		(0.27)	(0.40)	(0.46)		(0.17)		(0.23)

Total dividends and/or distributions to shareholders	—		(0.54)	(0.68)	(0.66)		(0.40)		(0.44)

Net asset value, end of period/year	$11.83		$11.30	$10.66	$9.97		$11.06		$10.18

Total return	4.69	%(C)	11.47%	13.90%	(3.98)%		12.81%		4.62%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$258,709		$252,776	$239,261	$224,325		$270,096		$272,589
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.15	%(E)	0.15%	0.15%	0.15%		0.15%		0.14%
Including waiver and/or reimbursement and recapture	0.15	%(E)	0.15%	0.15%	0.15	%(F)	0.15	%(F)	0.13	%(B)
Net investment income (loss) to average net assets	1.13	%(E)	2.52%	2.39%	2.45%		1.77%		2.09	%(B)
Portfolio turnover rate	14	%(C)	30%	9%	12%		7%		68%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$11.15		$10.52	$9.85	$10.94		$10.07		$10.05

Investment operations:
Net investment income (loss) (A)	0.05		0.23	0.22	0.23		0.16		0.19	(B)
Net realized and unrealized gain (loss)	0.46		0.91	1.10	(0.69)		1.08		0.24

Total investment operations	0.51		1.14	1.32	(0.46)		1.24		0.43

Dividends and/or distributions to shareholders:
Net investment income	—		(0.24)	(0.25)	(0.17)		(0.20)		(0.18)
Net realized gains	—		(0.27)	(0.40)	(0.46)		(0.17)		(0.23)

Total dividends and/or distributions to shareholders	—		(0.51)	(0.65)	(0.63)		(0.37)		(0.41)

Net asset value, end of period/year	$11.66		$11.15	$10.52	$9.85		$10.94		$10.07

Total return	4.57	%(C)	11.25%	13.55%	(4.28)%		12.56%		4.30%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,095,310		$1,106,102	$1,119,128	$1,033,425		$1,204,363		$1,161,725
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.40	%(E)	0.40%	0.40%	0.40%		0.40%		0.39%
Including waiver and/or reimbursement and recapture	0.40	%(E)	0.40%	0.40%	0.40	%(F)	0.40	%(F)	0.38	%(B)
Net investment income (loss) to average net assets	0.88	%(E)	2.25%	2.13%	2.20%		1.53%		1.86	%(B)
Portfolio turnover rate	14	%(C)	30%	9%	12%		7%		68%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation—Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$2,575,507	$16,204	$1,714,556	$—	$—	$4,306,267
Total	$2,575,507	$16,204	$1,714,556	$—	$—	$4,306,267

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(17,933)	$(2,080,360)	$(897,938)	$—	$—	$(2,996,231)
Total	$(17,933)	$(2,080,360)	$(897,938)	$—	$—	$(2,996,231)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(10,482,612)	$1,591,328	$(9,589,440)	$—	$—	$(18,480,724)
Total	$(10,482,612)	$1,591,328	$(9,589,440)	$—	$—	$(18,480,724)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$3,444,619	$(2,286,171)	$(1,699,161)	$—	$—	$(540,713)
Total	$3,444,619	$(2,286,171)	$(1,699,161)	$—	$—	$(540,713)

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Futures contracts:
Average notional value of contracts – long	$278,577,081
Average notional value of contracts – short	(139,098,809)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Allocation risk: The Portfolio’s investment performance, in large part, depends on the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results.

Fixed-income securities risk: Fixed-income securities are subject to risks including credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2022
Service Class	0.50	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 167,139,168	$ 20,801,492	$ 252,398,528	$ 34,326,177

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,181,419,691	$ 176,730,425	$ (3,235,056)	$ 173,495,369

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

11. LEGAL PROCEEDINGS (continued)

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,145.90	$0.80	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,144.70	2.13	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	57.5%
International Equity Funds	33.9
U.S. Alternative Fund	5.4
U.S. Government Obligation	2.2
Repurchase Agreement	0.9
Net Other Assets (Liabilities) ^	0.1
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.8%
International Equity Funds - 33.9%
Transamerica Emerging Markets Opportunities (A)	9,017,891	$ 114,437,043
Transamerica International Equity (A)	6,083,129	130,604,773
Transamerica International Growth (A)	15,657,265	156,572,647
Transamerica International Small Cap Value (A)	2,046,965	32,546,736

		434,161,199

U.S. Alternative Fund - 5.4%
Transamerica BlackRock Global Real Estate Securities VP (A)	5,536,895	69,100,454

U.S. Equity Funds - 57.5%
Transamerica Janus Mid-Cap Growth VP (A)	467,591	22,154,438
Transamerica JPMorgan Enhanced Index VP (A)	2,768,212	77,454,561
Transamerica JPMorgan Mid Cap Value VP (A)	1,140,849	21,607,684
Transamerica Large Cap Value (A)	16,100,046	212,681,610
Transamerica Mid Cap Growth (A)	1,601,750	23,449,621
Transamerica Mid Cap Value Opportunities (A)	2,295,880	33,106,583
Transamerica Morgan Stanley Capital Growth VP (A)	3,327,612	144,584,755
Transamerica Small Cap Value (A)	7,306,694	94,183,288
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	3,075	2,158
Transamerica T. Rowe Price Small Cap VP (A)	626,909	12,676,096

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica WMC US Growth VP (A)	1,924,906	$ 93,781,429

		735,682,223

Total Investment Companies (Cost $941,202,701)		1,238,943,876

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.2%
U.S. Treasury - 2.2%
U.S. Treasury Note 1.38%, 01/31/2022 (E)	$ 27,804,000	28,014,702

Total U.S. Government Obligation (Cost $28,011,728)		28,014,702

REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.00% (F), dated 06/30/2021, to be repurchased at $11,127,273 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $11,349,909.	11,127,273	11,127,273

Total Repurchase Agreement (Cost $11,127,273)		11,127,273

Total Investments (Cost $980,341,702)		1,278,085,851
Net Other Assets (Liabilities) - 0.1%		1,790,043

Net Assets - 100.0%		$ 1,279,875,894

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	1,135	09/14/2021	$93,937,929	$91,503,700	$—	$(2,434,229)
EURO STOXX 50® Index	782	09/17/2021	38,099,612	37,604,892	—	(494,720)
S&P 500® E-Mini Index	1,079	09/17/2021	228,147,785	231,369,970	3,222,185	—
S&P/TSX 60 Index	266	09/16/2021	51,000,707	51,616,360	615,653	—

Total					$3,837,838	$(2,928,949)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
JPY Currency	(340)	09/13/2021	$(38,295,098)	$(38,279,750)	$15,348	$—
MSCI EAFE Index	(793)	09/17/2021	(93,541,940)	(91,357,565)	2,184,375	—
MSCI Emerging Markets Index	(501)	09/17/2021	(34,257,665)	(34,188,240)	69,425	—

Total					$2,269,148	$—

Total Futures Contracts					$6,106,986	$(2,928,949)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,238,941,718	$—	$—	$1,238,941,718
U.S. Government Obligation	—	28,014,702	—	28,014,702
Repurchase Agreement	—	11,127,273	—	11,127,273

Total	$1,238,941,718	$39,141,975	$—	$1,278,083,693

Investment Companies Measured at Net Asset Value (D)				2,158

Total Investments				$1,278,085,851

Other Financial Instruments
Futures Contracts (H)	$6,106,986	$—	$—	$6,106,986

Total Other Financial Instruments	$6,106,986	$—	$—	$6,106,986

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(2,928,949)	$—	$—	$(2,928,949)

Total Other Financial Instruments	$(2,928,949)	$—	$—	$(2,928,949)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2021	Shares as of June 30, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$44,672,104	$17,246,230	$—	$—	$7,182,120	$69,100,454	5,536,895	$—	$—
Transamerica Emerging Markets Opportunities	105,328,972	—	—	—	9,108,071	114,437,043	9,017,891	—	—
Transamerica International Equity	117,708,540	—	—	—	12,896,233	130,604,773	6,083,129	—	—
Transamerica International Growth	145,769,135	—	—	—	10,803,512	156,572,647	15,657,265	—	—
Transamerica International Small Cap Value	29,455,819	—	—	—	3,090,917	32,546,736	2,046,965	—	—
Transamerica Janus Mid-Cap Growth VP	18,397,242	1,997,383	—	—	1,759,813	22,154,438	467,591	—	—
Transamerica JPMorgan Enhanced Index VP	57,675,366	9,952,609	—	—	9,826,586	77,454,561	2,768,212	—	—
Transamerica JPMorgan Mid Cap Value VP	2,513,497	17,661,223	—	—	1,432,964	21,607,684	1,140,849	—	—
Transamerica Large Cap Value	147,548,190	35,169,777	—	—	29,963,643	212,681,610	16,100,046	688,804	—
Transamerica Mid Cap Growth	34,743,368	—	(12,766,439)	3,034,803	(1,562,111)	23,449,621	1,601,750	—	—
Transamerica Mid Cap Value Opportunities	26,634,190	1,565,420	—	—	4,906,973	33,106,583	2,295,880	—	—
Transamerica Morgan Stanley Capital Growth VP	116,203,272	12,007,489	—	—	16,373,994	144,584,755	3,327,612	—	—
Transamerica Small Cap Value	99,102,840	—	(27,511,215)	9,839,666	12,751,997	94,183,288	7,306,694	—	—
Transamerica Small Company Growth Liquidating Trust	2,158	—	—	—	—	2,158	3,075	—	—
Transamerica T. Rowe Price Small Cap VP	34,911,559	—	(24,192,007)	8,564,200	(6,607,656)	12,676,096	626,909	—	—
Transamerica WMC US Growth VP	97,461,802	—	(13,607,646)	6,035,849	3,891,424	93,781,429	1,924,906	—	—

Total	$1,078,128,054	$95,600,131	$(78,077,307)	$27,474,518	$115,818,480	$1,238,943,876	75,905,669	$688,804	$—

(B)	Non-income producing security.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Restricted security. At June 30, 2021, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$2,158	0.0	%(I)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $27,952,232.
(F)	Rate disclosed reflects the yield at June 30, 2021.
(G)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Affiliated investments, at value (cost $941,202,701)	$1,238,943,876
Unaffiliated investments, at value (cost $28,011,728)	28,014,702
Repurchase agreement, at value (cost $11,127,273)	11,127,273
Receivables and other assets:
Shares of beneficial interest sold	198,307
Interest	159,470
Variation margin receivable on futures contracts	1,806,239
Prepaid expenses	4,591

Total assets	1,280,254,458

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	21,434
Investment management fees	141,285
Distribution and service fees	81,422
Transfer agent costs	2,234
Trustees, CCO and deferred compensation fees	16,955
Audit and tax fees	11,700
Custody fees	31,791
Legal fees	1,823
Printing and shareholder reports fees	52,126
Filing fees	4,657
Other accrued expenses	13,137

Total liabilities	378,564

Net assets	$1,279,875,894

Net assets consist of:
Capital stock ($0.01 par value)	$789,860
Additional paid-in capital	836,543,808
Total distributable earnings (accumulated losses)	442,542,226

Net assets	$1,279,875,894

Net assets by class:
Initial Class	$918,692,093
Service Class	361,183,801

Shares outstanding:
Initial Class	56,494,964
Service Class	22,491,044

Net asset value and offering price per share:
Initial Class	$16.26
Service Class	16.06

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from affiliated investments	$688,804
Interest income from unaffiliated investments	45,967

Total investment income	734,771

Expenses:
Investment management fees	751,532
Distribution and service fees:
Service Class	436,142
Transfer agent costs	8,082
Trustees, CCO and deferred compensation fees	30,133
Audit and tax fees	13,150
Custody fees	42,294
Legal fees	30,911
Printing and shareholder reports fees	28,572
Other	35,378

Total expenses	1,376,194

Net investment income (loss)	(641,423)

Net realized gain (loss) on:
Affiliated investments	27,474,518
Unaffiliated investments	(456,608)
Futures contracts	25,976,796

Net realized gain (loss)	52,994,706

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	115,818,480
Unaffiliated investments	437,120
Futures contracts	(2,159,517)
Translation of assets and liabilities denominated in foreign currencies	(20,383)

Net change in unrealized appreciation (depreciation)	114,075,700

Net realized and change in unrealized gain (loss)	167,070,406

Net increase (decrease) in net assets resulting from operations	$166,428,983

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$(641,423)	$20,198,013
Net realized gain (loss)	52,994,706	77,514,291
Net change in unrealized appreciation (depreciation)	114,075,700	131,414,252

Net increase (decrease) in net assets resulting from operations	166,428,983	229,126,556

Dividends and/or distributions to shareholders:
Initial Class	—	(66,650,699)
Service Class	—	(26,445,566)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(93,096,265)

Capital share transactions:
Proceeds from shares sold:
Initial Class	12,299,882	19,241,074
Service Class	9,116,604	31,097,727

	21,416,486	50,338,801

Dividends and/or distributions reinvested:
Initial Class	—	66,650,699
Service Class	—	26,445,566

	—	93,096,265

Cost of shares redeemed:
Initial Class	(43,451,356)	(73,885,677)
Service Class	(25,800,567)	(50,527,062)

	(69,251,923)	(124,412,739)

Net increase (decrease) in net assets resulting from capital share transactions	(47,835,437)	19,022,327

Net increase (decrease) in net assets	118,593,546	155,052,618

Net assets:
Beginning of period/year	1,161,282,348	1,006,229,730

End of period/year	$1,279,875,894	$1,161,282,348

Capital share transactions - shares:
Shares issued:
Initial Class	788,811	1,639,098
Service Class	602,050	2,828,171

	1,390,861	4,467,269

Shares reinvested:
Initial Class	—	5,577,464
Service Class	—	2,235,466

	—	7,812,930

Shares redeemed:
Initial Class	(2,817,464)	(6,215,261)
Service Class	(1,684,259)	(4,417,919)

	(4,501,723)	(10,633,180)

Net increase (decrease) in shares outstanding:
Initial Class	(2,028,653)	1,001,301
Service Class	(1,082,209)	645,718

	(3,110,862)	1,647,019

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$14.19		$12.54	$11.19	$13.63		$11.35		$10.93

Investment operations:
Net investment income (loss) (A)	(0.00	)(B)	0.26	0.21	0.22		0.24		0.17	(C)
Net realized and unrealized gain (loss)	2.07		2.61	2.54	(1.49)		2.51		0.49

Total investment operations	2.07		2.87	2.75	(1.27)		2.75		0.66

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)	(0.22)	(0.26)		(0.19)		(0.24)
Net realized gains	—		(1.01)	(1.18)	(0.91)		(0.28)		—

Total dividends and/or distributions to shareholders	—		(1.22)	(1.40)	(1.17)		(0.47)		(0.24)

Net asset value, end of period/year	$16.26		$14.19	$12.54	$11.19		$13.63		$11.35

Total return	14.59	%(D)	24.74%	26.05%	(10.39)%		24.63%		6.08%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$918,692		$830,510	$721,535	$614,229		$749,311		$641,284
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.15	%(F)	0.16%	0.15%	0.15%		0.15%		0.15%
Including waiver and/or reimbursement and recapture	0.15	%(F)	0.16%	0.15%	0.15	%(G)	0.15	%(G)	0.14	%(C)
Net investment income (loss) to average net assets	(0.03	)%(F)	2.17%	1.74%	1.63%		1.94%		1.58	%(C)
Portfolio turnover rate	10	%(D)	49%	12%	24%		8%		93%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$14.03		$12.42	$11.09	$13.52	$11.26		$10.84

Investment operations:
Net investment income (loss) (A)	(0.02)		0.23	0.18	0.18	0.21		0.14	(B)
Net realized and unrealized gain (loss)	2.05		2.58	2.52	(1.47)	2.49		0.49

Total investment operations	2.03		2.81	2.70	(1.29)	2.70		0.63

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)	(0.19)	(0.23)	(0.16)		(0.21)
Net realized gains	—		(1.01)	(1.18)	(0.91)	(0.28)		—

Total dividends and/or distributions to shareholders	—		(1.20)	(1.37)	(1.14)	(0.44)		(0.21)

Net asset value, end of period/year	$16.06		$14.03	$12.42	$11.09	$13.52		$11.26

Total return	14.47	%(C)	24.36%	25.86%	(10.70)%	24.37%		5.82%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$361,184		$330,772	$284,695	$232,319	$296,800		$249,614
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.40	%(E)	0.41%	0.40%	0.40%	0.40%		0.40%
Including waiver and/or reimbursement and recapture	0.40	%(E)	0.41%	0.40%	0.40%	0.40	%(F)	0.39	%(B)
Net investment income (loss) to average net assets	(0.28	)%(E)	1.93%	1.50%	1.37%	1.69%		1.33	%(B)
Portfolio turnover rate	10	%(C)	49%	12%	24%	8%		93%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation—Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2021, if any, are identified within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$15,348	$6,091,638	$—	$—	$6,106,986
Total	$—	$15,348	$6,091,638	$—	$—	$6,106,986

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$(2,434,229)	$(494,720)	$—	$—	$(2,928,949)
Total	$—	$(2,434,229)	$(494,720)	$—	$—	$(2,928,949)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$2,326,356	$23,650,440	$—	$—	$25,976,796
Total	$—	$2,326,356	$23,650,440	$—	$—	$25,976,796

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(2,538,631)	$379,114	$—	$—	$(2,159,517)
Total	$—	$(2,538,631)	$379,114	$—	$—	$(2,159,517)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Futures contracts:
Average notional value of contracts – long	$369,947,132
Average notional value of contracts – short	(140,649,345)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK FACTORS (continued)

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Allocation risk: The Portfolio’s investment performance, in large part, depends on the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2022
Service Class	0.50	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 94,911,327	$ 26,519,615	$ 78,077,308	$ 40,872,372

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 980,341,702	$ 303,879,727	$ (2,957,541)	$ 300,922,186

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

12. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,100.00	$0.78	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,098.70	2.08	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	48.8%
International Equity Funds	24.8
U.S. Fixed Income Funds	10.6
International Alternative Funds	7.1
U.S. Alternative Fund	5.4
U.S. Government Obligation	1.6
U.S. Mixed Allocation Fund	1.2
Repurchase Agreement	0.4
Net Other Assets (Liabilities) ^	0.1
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.9%
International Alternative Funds - 7.1%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	11,961	$ 27,333
Transamerica Unconstrained Bond (D)	34,991,555	362,162,590

		362,189,923

International Equity Funds - 24.8%
Transamerica Emerging Markets Opportunities (D)	21,906,228	277,990,030
Transamerica International Equity (D)	18,173,656	390,188,391
Transamerica International Growth (D)	48,887,372	488,873,722
Transamerica International Small Cap Value (D)	6,618,124	105,228,175

		1,262,280,318

U.S. Alternative Fund - 5.4%
Transamerica BlackRock Global Real Estate Securities VP (D)	22,109,532	275,926,955

U.S. Equity Funds - 48.8%
Transamerica Janus Mid-Cap Growth VP (D)	1,645,969	77,986,020
Transamerica JPMorgan Enhanced Index VP (D)	26,505,090	741,612,405
Transamerica JPMorgan Mid Cap Value VP (D)	3,951,599	74,843,276
Transamerica Large Cap Value (D)	40,099,673	529,716,684
Transamerica Mid Cap Growth (D)	5,510,064	80,667,335
Transamerica Mid Cap Value Opportunities (D)	8,740,917	126,044,018
Transamerica Morgan Stanley Capital Growth VP (D)	7,118,827	309,313,032
Transamerica Small Cap Value (D)	21,522,292	277,422,346
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	16,244	11,400
Transamerica T. Rowe Price Small Cap VP (D)	2,559,654	51,756,212
Transamerica WMC US Growth VP (D)	4,469,770	217,767,193

		2,487,139,921

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 10.6%
Transamerica Core Bond (D)	5,584,372	$ 56,346,314
Transamerica Floating Rate (D)	2,950,434	28,088,135
Transamerica High Yield Bond (D)	39,354,550	366,390,856
Transamerica Intermediate Bond (D)	8,675,863	90,228,971

		541,054,276

U.S. Mixed Allocation Fund - 1.2%
Transamerica PIMCO Total Return VP (D)	5,368,269	64,204,503

Total Investment Companies (Cost $3,960,659,730)		4,992,795,896

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.6%
U.S. Treasury - 1.6%
U.S. Treasury Note 1.38%, 01/31/2022 (E)	$ 79,699,300	80,303,271

Total U.S. Government Obligation (Cost $80,294,950)		80,303,271

REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 0.00% (F), dated 06/30/2021, to be repurchased at $19,098,757 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $19,480,812.	19,098,757	19,098,757

Total Repurchase Agreement (Cost $19,098,757)		19,098,757

Total Investments (Cost $4,060,053,437)		5,092,197,924
Net Other Assets (Liabilities) - 0.1%		3,819,730

Net Assets - 100.0%		$ 5,096,017,654

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	654	09/30/2021	$80,918,480	$80,723,016	$—	$(195,464)
30-Year U.S. Treasury Bond	617	09/21/2021	99,210,452	99,182,750	—	(27,702)
CAD Currency	3,969	09/14/2021	328,493,053	319,980,780	—	(8,512,273)
EURO STOXX 50® Index	3,162	09/17/2021	154,054,954	152,054,561	—	(2,000,393)
S&P 500® E-Mini Index	1,549	09/17/2021	327,526,337	332,152,070	4,625,733	—
S&P/TSX 60 Index	930	09/16/2021	178,310,741	180,463,214	2,152,473	—
U.S. Treasury Ultra Bond	916	09/21/2021	171,335,288	176,501,750	5,166,462	—

Total					$11,944,668	$(10,735,832)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
JPY Currency	(1,354)	09/13/2021	$(152,504,583)	$(152,443,475)	$61,108	$—
MSCI EAFE Index	(3,525)	09/17/2021	(415,807,495)	(406,097,625)	9,709,870	—
MSCI Emerging Markets Index	(1,519)	09/17/2021	(103,867,050)	(103,656,560)	210,490	—

Total					$9,981,468	$—

Total Futures Contracts					$21,926,136	$(10,735,832)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,992,757,163	$—	$—	$4,992,757,163
U.S. Government Obligation	—	80,303,271	—	80,303,271
Repurchase Agreement	—	19,098,757	—	19,098,757

Total	$4,992,757,163	$99,402,028	$—	$5,092,159,191

Investment Companies Measured at Net Asset Value (C)				38,733

Total Investments				$5,092,197,924

Other Financial Instruments
Futures Contracts (H)	$21,926,136	$—	$—	$21,926,136

Total Other Financial Instruments	$21,926,136	$—	$—	$21,926,136

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(10,735,832)	$—	$—	$(10,735,832)

Total Other Financial Instruments	$(10,735,832)	$—	$—	$(10,735,832)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted securities. At June 30, 2021, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$123,058	$27,333	0.0	%(I)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	11,400	0.0	(I)

Total			$285,495	$38,733	0.0	%(I)

(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2021	Shares as of June 30, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$200,701,848	$42,345,395	$—	$—	$32,879,712	$275,926,955	22,109,532	$—	$—
Transamerica Core Bond	56,761,007	685,843	—	—	(1,100,536)	56,346,314	5,584,372	685,843	—
Transamerica Emerging Markets Opportunities	262,779,588	—	(7,400,308)	1,888,559	20,722,191	277,990,030	21,906,228	—	—
Transamerica Floating Rate	—	28,088,135	—	—	—	28,088,135	2,950,434	15,635	—
Transamerica Global Allocation Liquidating Trust	35,546	—	—	—	(8,213)	27,333	11,961	—	—
Transamerica High Yield Bond	428,502,122	9,434,311	(79,515,998)	5,621,225	2,349,196	366,390,856	39,354,550	9,434,311	—
Transamerica Intermediate Bond	108,690,733	981,925	(17,173,262)	315,497	(2,585,922)	90,228,971	8,675,863	981,925	—
Transamerica International Equity	376,640,210	—	(26,965,738)	6,452,634	34,061,285	390,188,391	18,173,656	—	—
Transamerica International Growth	471,074,978	—	(16,680,049)	2,456,315	32,022,478	488,873,722	48,887,372	—	—
Transamerica International Small Cap Value	95,234,807	—	—	—	9,993,368	105,228,175	6,618,124	—	—
Transamerica Janus Mid-Cap Growth VP	78,293,844	—	(7,400,308)	1,977,654	5,114,830	77,986,020	1,645,969	—	—
Transamerica JPMorgan Enhanced Index VP	456,339,764	216,351,917	(12,728,681)	3,537,771	78,111,634	741,612,405	26,505,090	—	—
Transamerica JPMorgan Mid Cap Value VP	91,834,519	38,114,855	(78,467,620)	14,050,993	9,310,529	74,843,276	3,951,599	—	—
Transamerica Large Cap Value	439,834,844	42,536,686	(37,030,988)	(3,935,359)	88,311,501	529,716,684	40,099,673	1,819,730	—
Transamerica Mid Cap Growth	161,586,231	—	(86,034,638)	21,032,163	(15,916,421)	80,667,335	5,510,064	—	—
Transamerica Mid Cap Value Opportunities	134,100,030	—	(31,515,964)	8,958,349	14,501,603	126,044,018	8,740,917	—	—
Transamerica Morgan Stanley Capital Growth VP	269,423,490	21,094,618	(18,301,179)	6,755,058	30,341,045	309,313,032	7,118,827	—	—
Transamerica PIMCO Total Return VP	75,154,486	—	(10,169,290)	357,516	(1,138,209)	64,204,503	5,368,269	—	—
Transamerica Small Cap Value	276,429,546	—	(62,010,785)	22,796,253	40,207,332	277,422,346	21,522,292	—	—
Transamerica Small Company Growth Liquidating Trust	11,400	—	—	—	—	11,400	16,244	—	—
Transamerica T. Rowe Price Small Cap VP	140,155,360	—	(96,531,312)	32,121,849	(23,989,685)	51,756,212	2,559,654	—	—
Transamerica Unconstrained Bond	427,910,497	6,984,215	(74,638,988)	2,960,048	(1,053,182)	362,162,590	34,991,555	6,949,154	—
Transamerica WMC US Growth VP	226,000,208	—	(31,672,800)	8,878,394	14,561,391	217,767,193	4,469,770	—	—

Total	$4,777,495,058	$406,617,900	$(694,237,908)	$136,224,919	$366,695,927	$4,992,795,896	336,772,015	$19,886,598	$—

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $79,557,663.
(F)	Rate disclosed reflects the yield at June 30, 2021.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Affiliated investments, at value (cost $3,960,659,730)	$4,992,795,896
Unaffiliated investments, at value (cost $80,294,950)	80,303,271
Repurchase agreement, at value (cost $19,098,757)	19,098,757
Receivables and other assets:
Shares of beneficial interest sold	275,349
Dividends	2,770,724
Interest	457,115
Variation margin receivable on futures contracts	5,900,206
Prepaid expenses	18,775

Total assets	5,101,620,093

Liabilities:
Payables and other liabilities:
Investments purchased	2,805,785
Shares of beneficial interest redeemed	860,833
Investment management fees	564,682
Distribution and service fees	898,239
Transfer agent costs	10,964
Trustees, CCO and deferred compensation fees	74,016
Audit and tax fees	30,209
Custody fees	123,406
Legal fees	25,331
Printing and shareholder reports fees	141,058
Other accrued expenses	67,916

Total liabilities	5,602,439

Net assets	$5,096,017,654

Net assets consist of:
Capital stock ($0.01 par value)	$3,533,556
Additional paid-in capital	3,738,825,518
Total distributable earnings (accumulated losses)	1,353,658,580

Net assets	$5,096,017,654

Net assets by class:
Initial Class	$1,126,441,042
Service Class	3,969,576,612

Shares outstanding:
Initial Class	76,998,882
Service Class	276,356,741

Net asset value and offering price per share:
Initial Class	$14.63
Service Class	14.36

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from affiliated investments	$19,886,598
Interest income from unaffiliated investments	235,028

Total investment income	20,121,626

Expenses:
Investment management fees	3,063,919
Distribution and service fees:
Service Class	4,886,281
Transfer agent costs	34,560
Trustees, CCO and deferred compensation fees	123,894
Audit and tax fees	34,466
Custody fees	152,086
Legal fees	142,121
Printing and shareholder reports fees	78,809
Other	151,712

Total expenses	8,667,848

Net investment income (loss)	11,453,778

Net realized gain (loss) on:
Affiliated investments	136,224,919
Unaffiliated investments	(903,880)
Futures contracts	(44,512,690)

Net realized gain (loss)	90,808,349

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	366,695,927
Unaffiliated investments	1,144,702
Futures contracts	6,236,947
Translation of assets and liabilities denominated in foreign currencies	(78,078)

Net change in unrealized appreciation (depreciation)	373,999,498

Net realized and change in unrealized gain (loss)	464,807,847

Net increase (decrease) in net assets resulting from operations	$476,261,625

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$11,453,778	$99,774,623
Net realized gain (loss)	90,808,349	140,428,178
Net change in unrealized appreciation (depreciation)	373,999,498	384,274,461

Net increase (decrease) in net assets resulting from operations	476,261,625	624,477,262

Dividends and/or distributions to shareholders:
Initial Class	—	(68,334,520)
Service Class	—	(248,260,450)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(316,594,970)

Capital share transactions:
Proceeds from shares sold:
Initial Class	11,128,495	23,330,321
Service Class	12,444,624	32,319,065

	23,573,119	55,649,386

Dividends and/or distributions reinvested:
Initial Class	—	68,334,520
Service Class	—	248,260,450

	—	316,594,970

Cost of shares redeemed:
Initial Class	(56,238,282)	(92,642,037)
Service Class	(273,316,762)	(464,591,336)

	(329,555,044)	(557,233,373)

Net increase (decrease) in net assets resulting from capital share transactions	(305,981,925)	(184,989,017)

Net increase (decrease) in net assets	170,279,700	122,893,275

Net assets:
Beginning of period/year	4,925,737,954	4,802,844,679

End of period/year	$5,096,017,654	$4,925,737,954

Capital share transactions - shares:
Shares issued:
Initial Class	791,350	1,962,409
Service Class	921,581	2,764,061

	1,712,931	4,726,470

Shares reinvested:
Initial Class	—	5,810,759
Service Class	—	21,457,256

	—	27,268,015

Shares redeemed:
Initial Class	(4,002,278)	(7,828,650)
Service Class	(19,833,645)	(39,612,314)

	(23,835,923)	(47,440,964)

Net increase (decrease) in shares outstanding:
Initial Class	(3,210,928)	(55,482)
Service Class	(18,912,064)	(15,390,997)

	(22,122,992)	(15,446,479)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$13.30		$12.44	$11.61	$13.44		$11.82		$11.96

Investment operations:
Net investment income (loss) (A)	0.05		0.29	0.24	0.27		0.25		0.22	(B)
Net realized and unrealized gain (loss)	1.28		1.46	1.96	(1.14)		2.04		0.56

Total investment operations	1.33		1.75	2.20	(0.87)		2.29		0.78

Dividends and/or distributions to shareholders:
Net investment income	—		(0.25)	(0.28)	(0.25)		(0.23)		(0.25)
Net realized gains	—		(0.64)	(1.09)	(0.71)		(0.44)		(0.67)

Total dividends and/or distributions to shareholders	—		(0.89)	(1.37)	(0.96)		(0.67)		(0.92)

Net asset value, end of period/year	$14.63		$13.30	$12.44	$11.61		$13.44		$11.82

Total return	10.00	%(C)	15.07%	20.01%	(7.07)%		19.77%		6.55%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,126,441		$1,066,427	$998,736	$901,440		$1,052,378		$957,703
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.15	%(E)	0.15%	0.14%	0.15%		0.14%		0.14%
Including waiver and/or reimbursement and recapture	0.15	%(E)	0.15%	0.14%	0.15	%(F)	0.14	%(F)	0.13	%(B)
Net investment income (loss) to average net assets	0.65	%(E)	2.44%	1.99%	2.03%		1.93%		1.89	%(B)
Portfolio turnover rate	10	%(C)	28%	10%	18%		4%		70%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$13.07		$12.25	$11.44	$13.26		$11.67		$11.82

Investment operations:
Net investment income (loss) (A)	0.03		0.26	0.21	0.23		0.21		0.19	(B)
Net realized and unrealized gain (loss)	1.26		1.42	1.94	(1.12)		2.02		0.55

Total investment operations	1.29		1.68	2.15	(0.89)		2.23		0.74

Dividends and/or distributions to shareholders:
Net investment income	—		(0.22)	(0.25)	(0.22)		(0.20)		(0.22)
Net realized gains	—		(0.64)	(1.09)	(0.71)		(0.44)		(0.67)

Total dividends and/or distributions to shareholders	—		(0.86)	(1.34)	(0.93)		(0.64)		(0.89)

Net asset value, end of period/year	$14.36		$13.07	$12.25	$11.44		$13.26		$11.67

Total return	9.87	%(C)	14.66%	19.79%	(7.32)%		19.49%		6.25%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,969,577		$3,859,311	$3,804,109	$3,611,548		$4,331,182		$3,799,618
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.40	%(E)	0.40%	0.39%	0.40%		0.39%		0.39%
Including waiver and/or reimbursement and recapture	0.40	%(E)	0.40%	0.39%	0.40	%(F)	0.39	%(F)	0.38	%(B)
Net investment income (loss) to average net assets	0.40	%(E)	2.17%	1.72%	1.77%		1.69%		1.66	%(B)
Portfolio turnover rate	10	%(C)	28%	10%	18%		4%		70%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation—Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2021, if any, are identified within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$5,166,462	$61,108	$16,698,566	$—	$—	$21,926,136
Total	$5,166,462	$61,108	$16,698,566	$—	$—	$21,926,136

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(223,166)	$(8,512,273)	$(2,000,393)	$—	$—	$(10,735,832)
Total	$(223,166)	$(8,512,273)	$(2,000,393)	$—	$—	$(10,735,832)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(35,661,448)	$7,057,090	$(15,908,332)	$—	$—	$(44,512,690)
Total	$(35,661,448)	$7,057,090	$(15,908,332)	$—	$—	$(44,512,690)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$7,920,184	$(7,996,152)	$6,312,915	$—	$—	$6,236,947
Total	$7,920,184	$(7,996,152)	$6,312,915	$—	$—	$6,236,947

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Futures contracts:
Average notional value of contracts – long	$1,259,727,412
Average notional value of contracts – short	(762,872,164)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK FACTORS (continued)

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Allocation risk: The Portfolio’s investment performance, in large part, depends on the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2022
Service Class	0.50	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 386,963,231	$ 99,542,627	$ 694,636,499	$ 135,359,288

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 4,060,053,437	$ 1,054,317,384	$ (10,982,593)	$ 1,043,334,791

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

12. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 5-year periods, in line with the median for the past 3-year period and below the median for the past 10-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,069.40	$0.77	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,068.10	2.05	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	43.1%
U.S. Fixed Income Funds	20.4
International Equity Funds	18.4
International Alternative Funds	8.9
U.S. Mixed Allocation Fund	6.0
U.S. Government Obligation	1.2
Repurchase Agreement	1.0
U.S. Alternative Fund	1.0
Net Other Assets (Liabilities) ^	0.0 *
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.8%
International Alternative Funds - 8.9%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	6,235	$14,249
Transamerica Unconstrained Bond (D)	63,547,835	657,720,088

		657,734,337

International Equity Funds - 18.4%
Transamerica Emerging Markets Opportunities (D)	27,558,707	349,719,986
Transamerica International Equity (D)	19,321,283	414,827,954
Transamerica International Growth (D)	50,039,459	500,394,591
Transamerica International Small Cap Value (D)	6,496,597	103,295,888

		1,368,238,419

U.S. Alternative Fund - 1.0%
Transamerica BlackRock Global Real Estate Securities VP (D)	5,850,931	73,019,624

U.S. Equity Funds - 43.1%
Transamerica Janus Mid-Cap Growth VP (D)	1,624,739	76,980,146
Transamerica JPMorgan Enhanced Index VP (D)	28,445,145	795,895,169
Transamerica JPMorgan Mid Cap Value VP (D)	3,832,938	72,595,854
Transamerica Large Cap Value (D)	58,611,815	774,262,072
Transamerica Mid Cap Growth (D)	5,342,793	78,218,488
Transamerica Mid Cap Value Opportunities (D)	10,371,937	149,563,337
Transamerica Morgan Stanley Capital Growth VP (D)	10,421,359	452,808,063
Transamerica Small Cap Value (D)	31,313,390	403,629,594
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	5,959	4,182
Transamerica T. Rowe Price Small Cap VP (D)	3,718,044	75,178,853
Transamerica WMC US Growth VP (D)	6,437,430	313,631,581

		3,192,767,339

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 20.4%
Transamerica Core Bond (D)	36,052,977	$ 363,774,536
Transamerica Floating Rate (D)	4,291,474	40,854,831
Transamerica High Yield Bond (D)	49,733,851	463,022,154
Transamerica Intermediate Bond (D)	61,740,760	642,103,903

		1,509,755,424

U.S. Mixed Allocation Fund - 6.0%
Transamerica PIMCO Total Return VP (D)	37,437,843	447,756,607

Total Investment Companies (Cost $5,939,518,806)		7,249,271,750

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.2%
U.S. Treasury - 1.2%
U.S. Treasury Note 1.38%, 01/31/2022 (E)	$84,887,800	85,531,090

Total U.S. Government Obligation (Cost $85,531,760)		85,531,090

REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.00% (F), dated 06/30/2021, to be repurchased at $74,323,302 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $75,809,829.	$ 74,323,302	74,323,302

Total Repurchase Agreement (Cost $74,323,302)		74,323,302

Total Investments (Cost $6,099,373,868)		7,409,126,142
Net Other Assets (Liabilities) - 0.0% (G)		2,731,880

Net Assets - 100.0%		$ 7,411,858,022

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	1,263	09/30/2021	$156,269,174	$155,891,696	$—	$(377,478)
10-Year U.S. Treasury Note	868	09/21/2021	115,000,824	115,010,000	9,176	—
30-Year U.S. Treasury Bond	1,080	09/21/2021	173,115,916	173,610,000	494,084	—
CAD Currency	5,368	09/14/2021	444,280,893	432,768,160	—	(11,512,733)
EURO STOXX 50® Index	4,610	09/17/2021	224,602,573	221,686,125	—	(2,916,448)
S&P/TSX 60 Index	1,188	09/16/2021	227,777,592	230,527,202	2,749,610	—
U.S. Treasury Ultra Bond	1,609	09/21/2021	301,101,016	310,034,188	8,933,172	—

Total					$12,186,042	$(14,806,659)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
JPY Currency	(1,968)	09/13/2021	$(221,661,021)	$(221,572,200)	$88,821	$—
MSCI EAFE Index	(2,620)	09/17/2021	(309,054,085)	(301,837,100)	7,216,985	—
MSCI Emerging Markets Index	(3,307)	09/17/2021	(226,127,935)	(225,669,680)	458,255	—
S&P 500® E-Mini Index	(37)	09/17/2021	(7,823,297)	(7,933,910)	—	(110,613)

Total					$7,764,061	$(110,613)

Total Futures Contracts					$19,950,103	$(14,917,272)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$7,249,253,319	$—	$—	$7,249,253,319
U.S. Government Obligation	—	85,531,090	—	85,531,090
Repurchase Agreement	—	74,323,302	—	74,323,302

Total	$7,249,253,319	$159,854,392	$—	$7,409,107,711

Investment Companies Measured at Net Asset Value (C)				18,431

Total Investments				$7,409,126,142

Other Financial Instruments
Futures Contracts (I)	$19,950,103	$—	$—	$19,950,103

Total Other Financial Instruments	$19,950,103	$—	$—	$19,950,103

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(14,917,272)	$—	$—	$(14,917,272)

Total Other Financial Instruments	$(14,917,272)	$—	$—	$(14,917,272)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted securities. At June 30, 2021, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$64,152	$14,249	0.0	%(G)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	4,182	0.0	(G)

Total			$123,746	$18,431	0.0	%(G)

(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2021	Shares as of June 30, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$—	$74,320,621	$—	$—	$(1,300,997)	$73,019,624	5,850,931	$—	$—
Transamerica Core Bond	366,451,815	4,427,835	—	—	(7,105,114)	363,774,536	36,052,977	4,427,835	—
Transamerica Emerging Markets Opportunities	321,885,693	—	—	—	27,834,293	349,719,986	27,558,707	—	—
Transamerica Floating Rate	—	40,854,831	—	—	—	40,854,831	4,291,474	22,730	—
Transamerica Global Allocation Liquidating Trust	18,531	—	—	—	(4,282)	14,249	6,235	—	—
Transamerica High Yield Bond	483,237,705	11,089,533	(40,832,099)	3,512,124	6,014,891	463,022,154	49,733,851	11,089,534	—
Transamerica Intermediate Bond	649,486,692	6,035,528	—	—	(13,418,317)	642,103,903	61,740,760	6,035,528	—
Transamerica International Equity	373,866,833	—	—	—	40,961,121	414,827,954	19,321,283	—	—
Transamerica International Growth	465,867,364	—	—	—	34,527,227	500,394,591	50,039,459	—	—
Transamerica International Small Cap Value	93,486,027	—	—	—	9,809,861	103,295,888	6,496,597	—	—
Transamerica Janus Mid-Cap Growth VP	84,650,887	—	(14,671,525)	3,651,170	3,349,614	76,980,146	1,624,739	—	—
Transamerica JPMorgan Enhanced Index VP	634,942,226	90,121,688	(32,939,590)	10,424,786	93,346,059	795,895,169	28,445,145	—	—
Transamerica JPMorgan Mid Cap Value VP	66,445,441	38,652,614	(50,666,074)	6,830,517	11,333,356	72,595,854	3,832,938	—	—
Transamerica Large Cap Value	552,248,439	161,515,254	(47,616,132)	2,740,063	105,374,448	774,262,072	58,611,815	2,474,497	—
Transamerica Mid Cap Growth	199,300,766	—	(125,167,829)	26,071,467	(21,985,916)	78,218,488	5,342,793	—	—
Transamerica Mid Cap Value Opportunities	174,175,514	—	(56,564,496)	17,406,897	14,545,422	149,563,337	10,371,937	—	—
Transamerica Morgan Stanley Capital Growth VP	394,517,818	43,776,465	(38,648,044)	8,211,086	44,950,738	452,808,063	10,421,359	—	—
Transamerica PIMCO Total Return VP	452,249,148	—	—	—	(4,492,541)	447,756,607	37,437,843	—	—
Transamerica Small Cap Value	410,926,532	—	(100,006,525)	36,064,780	56,644,807	403,629,594	31,313,390	—	—
Transamerica Small Company Growth Liquidating Trust	4,182	—	—	—	—	4,182	5,959	—	—
Transamerica T. Rowe Price Small Cap VP	168,067,369	—	(102,468,552)	34,849,948	(25,269,912)	75,178,853	3,718,044	—	—
Transamerica Unconstrained Bond	859,231,014	13,688,805	(218,451,333)	5,290,637	(2,039,035)	657,720,088	63,547,835	13,625,130	—
Transamerica WMC US Growth VP	291,818,157	—	(11,090,034)	2,942,059	29,961,399	313,631,581	6,437,430	—	—

Total	$7,042,878,153	$484,483,174	$(839,122,233)	$157,995,534	$403,037,122	$7,249,271,750	522,203,501	$37,675,254	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $80,561,614.
(F)	Rate disclosed reflects the yield at June 30, 2021.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Affiliated investments, at value (cost $5,939,518,806)	$7,249,271,750
Unaffiliated investments, at value (cost $85,531,760)	85,531,090
Repurchase agreement, at value (cost $74,323,302)	74,323,302
Receivables and other assets:
Shares of beneficial interest sold	100,364
Dividends	4,137,222
Interest	486,874
Variation margin receivable on futures contracts	6,610,982
Prepaid expenses	27,831

Total assets	7,420,489,415

Liabilities:
Payables and other liabilities:
Investments purchased	4,200,897
Shares of beneficial interest redeemed	1,521,054
Investment management fees	820,885
Distribution and service fees	1,537,547
Transfer agent costs	16,725
Trustees, CCO and deferred compensation fees	106,623
Audit and tax fees	40,793
Custody fees	85,695
Legal fees	39,414
Printing and shareholder reports fees	164,148
Other accrued expenses	97,612

Total liabilities	8,631,393

Net assets	$7,411,858,022

Net assets consist of:
Capital stock ($0.01 par value)	$5,492,186
Additional paid-in capital	5,856,424,704
Total distributable earnings (accumulated losses)	1,549,941,132

Net assets	$7,411,858,022

Net assets by class:
Initial Class	$610,110,053
Service Class	6,801,747,969

Shares outstanding:
Initial Class	44,480,453
Service Class	504,738,170

Net asset value and offering price per share:
Initial Class	$13.72
Service Class	13.48

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from affiliated investments	$37,675,254
Interest income from unaffiliated investments	295,524

Total investment income	37,970,778

Expenses:
Investment management fees	4,463,290
Distribution and service fees:
Service Class	8,362,105
Transfer agent costs	50,974
Trustees, CCO and deferred compensation fees	181,666
Audit and tax fees	47,332
Custody fees	81,173
Legal fees	209,645
Printing and shareholder reports fees	95,143
Other	196,834

Total expenses	13,688,162

Net investment income (loss)	24,282,616

Net realized gain (loss) on:
Affiliated investments	157,995,534
Unaffiliated investments	(674,095)
Futures contracts	(116,260,004)

Net realized gain (loss)	41,061,435

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	403,037,122
Unaffiliated investments	1,630,518
Futures contracts	10,501,750
Translation of assets and liabilities denominated in foreign currencies	(235,202)

Net change in unrealized appreciation (depreciation)	414,934,188

Net realized and change in unrealized gain (loss)	455,995,623

Net increase (decrease) in net assets resulting from operations	$480,278,239

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$24,282,616	$125,231,359
Net realized gain (loss)	41,061,435	75,921,917
Net change in unrealized appreciation (depreciation)	414,934,188	595,355,057

Net increase (decrease) in net assets resulting from operations	480,278,239	796,508,333

Dividends and/or distributions to shareholders:
Initial Class	—	(28,431,490)
Service Class	—	(307,311,723)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(335,743,213)

Capital share transactions:
Proceeds from shares sold:
Initial Class	10,386,182	20,702,506
Service Class	34,950,212	95,134,467

	45,336,394	115,836,973

Dividends and/or distributions reinvested:
Initial Class	—	28,431,490
Service Class	—	307,311,723

	—	335,743,213

Cost of shares redeemed:
Initial Class	(33,367,389)	(68,839,901)
Service Class	(312,532,478)	(336,113,252)

	(345,899,867)	(404,953,153)

Net increase (decrease) in net assets resulting from capital share transactions	(300,563,473)	46,627,033

Net increase (decrease) in net assets	179,714,766	507,392,153

Net assets:
Beginning of period/year	7,232,143,256	6,724,751,103

End of period/year	$7,411,858,022	$7,232,143,256

Capital share transactions - shares:
Shares issued:
Initial Class	784,659	1,752,085
Service Class	2,699,261	8,350,148

	3,483,920	10,102,233

Shares reinvested:
Initial Class	—	2,434,203
Service Class	—	26,722,758

	—	29,156,961

Shares redeemed:
Initial Class	(2,514,274)	(5,909,641)
Service Class	(23,884,090)	(28,884,878)

	(26,398,364)	(34,794,519)

Net increase (decrease) in shares outstanding:
Initial Class	(1,729,615)	(1,723,353)
Service Class	(21,184,829)	6,188,028

	(22,914,444)	4,464,675

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$12.83		$12.02	$11.18	$12.62		$11.30		$11.22

Investment operations:
Net investment income (loss) (A)	0.06		0.25	0.26	0.27		0.22		0.22	(B)
Net realized and unrealized gain (loss)	0.83		1.20	1.54	(0.88)		1.61		0.40

Total investment operations	0.89		1.45	1.80	(0.61)		1.83		0.62

Dividends and/or distributions to shareholders:
Net investment income	—		(0.27)	(0.27)	(0.22)		(0.23)		(0.25)
Net realized gains	—		(0.37)	(0.69)	(0.61)		(0.28)		(0.29)

Total dividends and/or distributions to shareholders	—		(0.64)	(0.96)	(0.83)		(0.51)		(0.54)

Net asset value, end of period/year	$13.72		$12.83	$12.02	$11.18		$12.62		$11.30

Total return	6.94	%(C)	12.60%	16.42%	(5.13)%		16.47%		5.56%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$610,110		$593,022	$575,923	$548,520		$634,841		$610,851
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.15	%(E)	0.15%	0.14%	0.15%		0.14%		0.14%
Including waiver and/or reimbursement and recapture	0.15	%(E)	0.15%	0.14%	0.15	%(F)	0.14	%(F)	0.13	%(B)
Net investment income (loss) to average net assets	0.90	%(E)	2.12%	2.19%	2.20%		1.84%		1.96	%(B)
Portfolio turnover rate	8	%(C)	27%	11%	14%		3%		63%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$12.62		$11.83	$11.03	$12.45		$11.16		$11.09

Investment operations:
Net investment income (loss) (A)	0.04		0.22	0.23	0.24		0.19		0.19	(B)
Net realized and unrealized gain (loss)	0.82		1.18	1.50	(0.86)		1.58		0.39

Total investment operations	0.86		1.40	1.73	(0.62)		1.77		0.58

Dividends and/or distributions to shareholders:
Net investment income	—		(0.24)	(0.24)	(0.19)		(0.20)		(0.22)
Net realized gains	—		(0.37)	(0.69)	(0.61)		(0.28)		(0.29)

Total dividends and/or distributions to shareholders	—		(0.61)	(0.93)	(0.80)		(0.48)		(0.51)

Net asset value, end of period/year	$13.48		$12.62	$11.83	$11.03		$12.45		$11.16

Total return	6.81	%(C)	12.28%	16.18%	(5.35)%		16.12%		5.26%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,801,748		$6,639,121	$6,148,828	$5,349,342		$5,755,070		$5,365,006
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.40	%(E)	0.40%	0.39%	0.40%		0.39%		0.39%
Including waiver and/or reimbursement and recapture	0.40	%(E)	0.40%	0.39%	0.40	%(F)	0.39	%(F)	0.38	%(B)
Net investment income (loss) to average net assets	0.65	%(E)	1.89%	1.97%	1.98%		1.60%		1.72	%(B)
Portfolio turnover rate	8	%(C)	27%	11%	14%		3%		63%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation—Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2021, if any, are identified within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$9,436,432	$88,821	$10,424,850	$—	$—	$19,950,103
Total	$9,436,432	$88,821	$10,424,850	$—	$—	$19,950,103

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(377,478)	$(11,512,733)	$(3,027,061)	$—	$—	$(14,917,272)
Total	$(377,478)	$(11,512,733)	$(3,027,061)	$—	$—	$(14,917,272)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(61,612,744)	$8,228,111	$(62,875,371)	$—	$—	$(116,260,004)
Total	$(61,612,744)	$8,228,111	$(62,875,371)	$—	$—	$(116,260,004)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$14,208,595	$(11,301,501)	$7,594,656	$—	$—	$10,501,750
Total	$14,208,595	$(11,301,501)	$7,594,656	$—	$—	$10,501,750

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Futures contracts:
Average notional value of contracts – long	$1,425,023,736
Average notional value of contracts – short	(761,786,056)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK FACTORS (continued)

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Allocation risk: The Portfolio’s investment performance, in large part, depends on the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2022
Service Class	0.50	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 448,393,202	$ 107,830,805	$ 840,298,930	$ 191,870,800

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 6,099,373,868	$ 1,331,109,359	$ (16,324,254)	$ 1,314,785,105

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

12. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Moderate VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for the past 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$990.50	$2.57	$1,022.20	$2.61	0.52%
Service Class	1,000.00	989.80	3.80	1,021.00	3.86	0.77

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	32.9%
U.S. Government Agency Obligations	26.8
U.S. Government Obligations	19.2
Asset-Backed Securities	8.8
Mortgage-Backed Securities	7.7
Repurchase Agreement	6.7
Other Investment Company	4.6
Foreign Government Obligations	1.1
Municipal Government Obligations	0.3
Net Other Assets (Liabilities)	(8.1)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	7.55
Duration †	5.78

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	46.0%
AAA	10.5
AA	3.0
A	8.8
BBB	24.9
BB	0.9
B	0.0 *
CCC and Below	0.0 *
Not Rated	14.0
Net Other Assets (Liabilities)	(8.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.8%
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (A)	$441,877	$469,770
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	164,735
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	191,617
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	841,800	893,129
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (A)	1,200,000	1,274,998
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	320,338
Series 2015-SFR2, Class D,
5.04%, 10/17/2052 (A)	700,000	764,284
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (A)	430,000	484,545
American Tower Trust #1 Series 2013-2A, Class 2A, 3.07%, 03/15/2048 (A)	350,000	351,679
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class C,
2.71%, 08/18/2022	5,695	5,701
Series 2017-1, Class D,
3.13%, 01/18/2023	323,000	325,478
Business Jet Securities LLC
Series 2019-1, Class A,
4.21%, 07/15/2034 (A)	1,035,803	1,065,529
Series 2020-1A, Class A,
2.98%, 11/15/2035 (A)	820,448	835,456
Series 2021-1A, Class A,
2.16%, 04/15/2036 (A)	544,722	549,119
BVRT Financing Trust 0.01%, 11/10/2032 (B) (C)	502,819	502,819
Camillo Trust Series 2016-SFR1, 5.00% (D), 12/05/2023 (B) (C)	1,048,463	1,075,985
CarNow Auto Receivables Trust Series 2021-1A, Class A, 0.97%, 10/15/2024 (A)	986,652	987,195
Carvana Auto Receivables Trust
Series 2019-2A, Class C,
3.00%, 06/17/2024 (A)	1,350,000	1,377,574
Series 2019-3A, Class D,
3.04%, 04/15/2025 (A)	1,620,000	1,674,691
Castlelake, LP 3.34%, 03/15/2023 (C)	1,560,000	1,560,000
Chase Funding Loan Acquisition Trust Series 2003-C2, Class 1A, 4.75%, 12/25/2019	2,772	2,758
Chase Funding Trust Series 2003-6, Class 1A7, 4.96% (D), 11/25/2034	22,360	23,497
Colony American Finance Ltd. Series 2016-2, Class A, 2.55%, 11/15/2048 (A)	34,407	34,407
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (A)	690,000	760,748

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Corevest American Finance Trust (continued)
Series 2019-3, Class A,
2.71%, 10/15/2052 (A)	$ 642,810	$ 672,911
Credit Acceptance Auto Loan Trust
Series 2019-1A, Class A,
3.33%, 02/15/2028 (A)	410,533	413,713
Series 2021-2A, Class A,
0.96%, 02/15/2030 (A)	870,000	870,591
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 02/16/2027 (A)	475,818	475,901
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	650,000	658,448
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	126,467	128,500
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	236,325	246,177
Drive Auto Receivables Trust
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	371,090	374,455
Series 2018-4, Class C,
3.66%, 11/15/2024	22,807	22,841
Series 2019-1, Class D,
4.09%, 06/15/2026	340,000	352,857
DT Auto Owner Trust
Series 2019-4A, Class C,
2.73%, 07/15/2025 (A)	1,121,000	1,142,303
Series 2021-2A, Class C,
1.10%, 02/16/2027 (A)	466,000	467,464
Exeter Automobile Receivables Trust
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	435,556	441,864
Series 2019-3A, Class D,
3.11%, 08/15/2025 (A)	1,180,000	1,217,287
FirstKey Homes Trust Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (A)	1,000,000	1,016,944
Flagship Credit Auto Trust Series 2019-4, Class D, 3.12%, 01/15/2026 (A)	1,350,000	1,413,867
Ford Motor Credit Co. LLC Series 2018-1A, Class C, 1-Month LIBOR + 2.83%, 2.93% (D), 11/16/2035 (A)	1,535,000	1,512,340
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (A)	250,691	258,873
FREED ABS Trust Series 2019-2, Class A, 2.62%, 11/18/2026 (A)	36,668	36,723
FTF Funding II LLC Series 2019-1, Class A, Zero Coupon, 08/15/2024 (C)	329,423	249,538
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 03/17/2031 (A)	25,386	25,692

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (C)	$ 762,194	$ 758,383
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	117,584	124,361
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	522,593	545,512
Series 2019-2A, Class A,
2.76%, 04/15/2055 (A)	637,465	653,336
Hero Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	350,701	369,331
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	405,298	423,640
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (A)	98,925	101,273
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.76% (D), 08/25/2038 (A)	374,616	7,697
Series 2013-2, Class A,
1.76% (D), 03/25/2039 (A)	362,923	14,332
Series 2014-2, Class A,
3.57% (D), 04/25/2040 (A)	165,694	13,557
LL ABS Trust Series 2019-1A, Class A, 2.87%, 03/15/2027 (A)	24,111	24,129
LV Tower 52 Series 2013-1, Class A, 5.75%, 07/15/2019 (A) (B) (C)	375,713	378,941
Mariner Finance Issuance Trust
Series 2019-AA, Class B,
3.51%, 07/20/2032 (A)	785,000	809,251
Series 2019-AA, Class C,
4.01%, 07/20/2032 (A)	2,060,000	2,093,923
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 03/20/2026 (A)	560,000	561,653
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (A)	920,381	929,074
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 03/08/2028 (A)	315,000	315,879
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 05/08/2031 (A)	500,000	501,312
Orange Lake Timeshare Trust Series 2019-A, Class C, 3.61%, 04/09/2038 (A)	1,281,640	1,322,047
Pretium Mortgage Credit Partners I LLC Series 2020-NPL3, Class A1, 3.10% (D), 06/27/2060 (A)	603,478	609,359
Progress Residential Trust Series 2018-SFR2, Class E, 4.66%, 08/17/2035 (A)	642,000	645,568
Regional Management Issuance Trust Series 2019-1, Class B, 3.43%, 11/15/2028 (A)	1,400,000	1,422,490

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Renew Series 2017-1A, Class A, 3.67%, 09/20/2052 (A)	$ 153,467	$ 161,328
Santander Drive Auto Receivables Trust Series 2019-1, Class C, 3.42%, 04/15/2025	471,953	475,652
SART Series 2018-1, 4.75%, 06/15/2025	648,416	649,065
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.01% (D), 01/25/2036	15,552	15,652
SFR Holdco LLC Series 2019-STL, Class A, 7.25%, 10/11/2026 (B) (C)	1,000,000	1,000,000
Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (A)	628,313	629,443
Upstart Securitization Trust Series 2021-A1, Class A, 0.87%, 03/20/2031 (A)	907,251	908,989
US Auto Funding LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (A)	93,072	93,988
Series 2019-1A, Class B,
3.99%, 12/15/2022 (A)	642,621	647,097
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (A)	571,247	571,221
VM Debt Trust Series 2019-1, 7.50%, 06/15/2024	894,982	894,982
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 02/20/2036 (A)	171,168	179,990
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (A)	66,142	66,091

Total Asset-Backed Securities (Cost $46,055,622)		46,613,887

CORPORATE DEBT SECURITIES - 32.9%
Aerospace & Defense - 1.1%
Airbus SE 3.15%, 04/10/2027 (A)	164,000	176,381
BAE Systems PLC
1.90%, 02/15/2031 (A)	268,000	258,586
3.00%, 09/15/2050 (A)	200,000	195,827
Boeing Co.
1.17%, 02/04/2023	225,000	226,041
1.43%, 02/04/2024	455,000	456,513
1.95%, 02/01/2024	305,000	312,330
2.20%, 02/04/2026	275,000	277,873
2.75%, 02/01/2026	295,000	308,269
3.10%, 05/01/2026	130,000	137,530
3.25%, 03/01/2028	224,000	235,212
4.51%, 05/01/2023	594,000	633,197
4.88%, 05/01/2025	145,000	162,522
5.15%, 05/01/2030	220,000	260,764
5.71%, 05/01/2040	190,000	244,894

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
L3 Harris Technologies, Inc.
1.80%, 01/15/2031	$ 230,000	$ 223,326
3.83%, 04/27/2025	200,000	219,069
Lockheed Martin Corp. 4.50%, 05/15/2036	100,000	125,295
Northrop Grumman Corp.
3.25%, 01/15/2028	75,000	81,984
3.85%, 04/15/2045	38,000	43,723
Precision Castparts Corp. 4.20%, 06/15/2035	170,000	201,936
Raytheon Technologies Corp.
3.20%, 03/15/2024	70,000	74,418
3.75%, 11/01/2046	155,000	174,851
4.15%, 05/15/2045	163,000	194,059
4.50%, 06/01/2042	241,000	300,334

		5,524,934

Airlines - 0.8%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	139,520	141,260
3.55%, 07/15/2031 (A)	197,944	192,759
4.13%, 11/15/2026 (A)	162,500	167,371
American Airlines Pass-Through Trust
3.00%, 04/15/2030	335,381	340,962
3.38%, 11/01/2028	175,411	174,275
3.65%, 02/15/2029	97,405	100,399
3.70%, 04/01/2028	81,369	82,728
British Airways Pass-Through Trust
3.30%, 06/15/2034 (A)	275,000	279,968
4.13%, 03/20/2033 (A)	257,923	262,385
Continental Airlines Pass-Through Trust 5.98%, 10/19/2023	17,944	18,349
Delta Air Lines Pass-Through Trust 3.63%, 01/30/2029	304,415	327,048
Spirit Airlines Pass-Through Trust 3.38%, 08/15/2031	128,380	130,402
United Airlines Pass-Through Trust
3.10%, 04/07/2030	260,795	263,392
3.50%, 11/01/2029	506,119	501,221
3.65%, 07/07/2027	121,861	121,022
3.70%, 09/01/2031	357,802	364,690
4.15%, 02/25/2033	282,265	308,983
4.55%, 08/25/2031	252,996	271,654

		4,048,868

Automobiles - 0.3%
General Motors Co. 6.13%, 10/01/2025	130,000	153,950
Nissan Motor Co. Ltd.
3.52%, 09/17/2025 (A)	492,000	525,565
4.35%, 09/17/2027 (A)	700,000	769,860

		1,449,375

Banks - 6.1%
ABN AMRO Bank NV 4.75%, 07/28/2025 (A)	200,000	224,187
AIB Group PLC 4.75%, 10/12/2023 (A)	290,000	314,996
ANZ New Zealand International Ltd. 2.55%, 02/13/2030 (A) (E)	391,000	408,063

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
ASB Bank Ltd. 3.13%, 05/23/2024 (A)	$ 465,000	$ 496,103
Banco Nacional de Panama 2.50%, 08/11/2030 (A)	300,000	290,559
Banco Santander SA
1.85%, 03/25/2026	400,000	404,648
2.75%, 05/28/2025 - 12/03/2030	600,000	620,036
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (D), 02/13/2031	500,000	511,031
Fixed until 04/29/2030, 2.59% (D), 04/29/2031	363,000	374,646
Fixed until 06/19/2040, 2.68% (D), 06/19/2041	1,077,000	1,046,234
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	430,000	468,486
Fixed until 04/24/2027, 3.71% (D), 04/24/2028	700,000	774,439
3.95%, 04/21/2025	368,000	403,967
Fixed until 03/05/2028, 3.97% (D), 03/05/2029	300,000	338,445
4.00%, 01/22/2025	400,000	439,081
4.25%, 10/22/2026	284,000	320,824
Bank of Montreal Fixed until 12/15/2027, 3.80% (D), 12/15/2032	110,000	121,387
Bank of Nova Scotia
2.20%, 02/03/2025 (E)	298,000	310,630
4.50%, 12/16/2025	160,000	181,308
Barclays PLC
Fixed until 12/10/2023, 1.01% (D), 12/10/2024	377,000	378,460
3.65%, 03/16/2025	200,000	216,556
Fixed until 02/15/2022, 4.61% (D), 02/15/2023	300,000	307,616
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (D), 06/09/2026 (A)	350,000	360,571
Fixed until 08/12/2030, 2.59% (D), 08/12/2035 (A)	320,000	312,952
Fixed until 01/13/2030, 3.05% (D), 01/13/2031 (A)	385,000	406,322
BPCE SA
1.00%, 01/20/2026 (A)	250,000	246,800
Fixed until 10/06/2025, 1.65% (D), 10/06/2026 (A)	250,000	251,202
Fixed until 01/20/2031, 2.28% (D), 01/20/2032 (A)	250,000	245,520
4.00%, 09/12/2023 (A)	250,000	267,977
4.63%, 07/11/2024 (A)	200,000	219,881
Citigroup, Inc.
Fixed until 01/28/2026, 1.12% (D), 01/28/2027	354,000	349,136
Fixed until 05/01/2031, 2.56% (D), 05/01/2032	430,000	438,542
Fixed until 04/08/2025, 3.11% (D), 04/08/2026	450,000	481,752
Fixed until 04/24/2024, 3.35% (D), 04/24/2025	175,000	186,485

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc. (continued)
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	$ 150,000	$ 164,353
Fixed until 07/24/2027, 3.67% (D), 07/24/2028	531,000	585,938
3.88%, 03/26/2025	100,000	109,747
Fixed until 02/18/2026 (F), 3.88% (D)	245,000	250,206
Fixed until 03/20/2029, 3.98% (D), 03/20/2030	400,000	453,472
4.40%, 06/10/2025	215,000	240,217
4.45%, 09/29/2027	48,000	54,835
5.30%, 05/06/2044	34,000	45,786
8.13%, 07/15/2039	28,000	48,407
Citizens Financial Group, Inc. 2.64%, 09/30/2032	58,000	58,178
Cooperatieve Rabobank UA 3.75%, 07/21/2026	455,000	501,273
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (D), 01/26/2027 (A)	402,000	395,951
Fixed until 06/16/2025, 1.91% (D), 06/16/2026 (A)	400,000	408,091
2.81%, 01/11/2041 (A) (E)	250,000	237,222
Credit Suisse AG 0.50%, 02/02/2024	300,000	298,784
Danske Bank A/S
Fixed until 12/08/2022, 1.17% (D), 12/08/2023 (A)	495,000	497,442
2.70%, 03/02/2022 (A)	200,000	203,166
HSBC Holdings PLC
Fixed until 09/22/2027, 2.01% (D), 09/22/2028	445,000	445,421
Fixed until 08/18/2030, 2.36% (D), 08/18/2031	310,000	310,554
Fixed until 05/18/2023, 3.95% (D), 05/18/2024	229,000	243,237
Fixed until 03/13/2027, 4.04% (D), 03/13/2028	650,000	722,362
4.38%, 11/23/2026	200,000	225,840
Industrial & Commercial Bank of China Ltd. 2.45%, 10/20/2021	250,000	251,272
ING Groep NV
Fixed until 07/01/2025, 1.40% (D), 07/01/2026 (A)	210,000	210,593
4.10%, 10/02/2023	580,000	625,402
Lloyds Banking Group PLC
Fixed until 05/11/2026, 1.63% (D), 05/11/2027	245,000	245,236
4.38%, 03/22/2028	200,000	229,857
4.58%, 12/10/2025	200,000	224,921
Macquarie Bank Ltd. Fixed until 03/03/2031, 3.05% (D), 03/03/2036 (A)	425,000	422,833
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	360,000	359,130
3.75%, 07/18/2039	250,000	284,937
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (D), 05/22/2027	255,000	251,370

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mizuho Financial Group, Inc. (continued)
Fixed until 05/25/2025, 2.23% (D), 05/25/2026	$ 625,000	$ 646,869
National Australia Bank Ltd.
2.65%, 01/14/2041 (A)	250,000	234,072
Fixed until 08/02/2029, 3.93% (D), 08/02/2034 (A)	345,000	373,763
Natwest Group PLC
Fixed until 11/01/2024, 3.75% (D), 11/01/2029	338,000	359,125
3.88%, 09/12/2023	200,000	213,622
Fixed until 03/22/2024, 4.27% (D), 03/22/2025	200,000	216,945
Fixed until 05/08/2029, 4.45% (D), 05/08/2030	330,000	378,099
Santander UK Group Holdings PLC
Fixed until 06/14/2026, 1.67% (D), 06/14/2027	230,000	229,753
4.75%, 09/15/2025 (A)	200,000	224,499
Societe Generale SA
Fixed until 12/14/2025, 1.49% (D), 12/14/2026 (A)	470,000	465,744
Fixed until 06/09/2026, 1.79% (D), 06/09/2027 (A)	200,000	199,604
Fixed until 06/09/2031, 2.89% (D), 06/09/2032 (A) (E)	420,000	425,006
3.00%, 01/22/2030 (A) (E)	389,000	405,590
4.25%, 04/14/2025 (A)	200,000	217,238
Standard Chartered PLC
Fixed until 01/30/2025, 2.82% (D), 01/30/2026 (A)	220,000	230,974
Fixed until 01/20/2022, 4.25% (D), 01/20/2023 (A)	300,000	306,099
5.20%, 01/26/2024 (A)	200,000	219,303
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	107,000	113,747
3.04%, 07/16/2029	440,000	472,660
Svenska Handelsbanken AB 0.63%, 06/30/2023 (A)	410,000	411,976
Truist Bank 3.30%, 05/15/2026	200,000	219,196
UniCredit SpA
Fixed until 09/22/2025, 2.57% (D), 09/22/2026 (A)	350,000	354,982
Fixed until 06/19/2027, 5.86% (D), 06/19/2032 (A)	200,000	220,838
Wells Fargo & Co.
Fixed until 04/30/2040, 3.07% (D), 04/30/2041	150,000	153,533
Fixed until 06/17/2026, 3.20% (D), 06/17/2027	685,000	739,594
Fixed until 03/15/2026 (F), 3.90% (D) (E)	245,000	253,648
4.10%, 06/03/2026	258,000	289,878
4.40%, 06/14/2046	96,000	115,581
4.65%, 11/04/2044	184,000	226,597
4.75%, 12/07/2046	247,000	312,487
4.90%, 11/17/2045	112,000	143,591

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Westpac Banking Corp.
Fixed until 11/23/2026, 4.32% (D), 11/23/2031	$ 180,000	$ 199,876
4.42%, 07/24/2039	195,000	230,896

		32,130,260

Beverages - 0.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	872,000	1,071,795
4.90%, 02/01/2046	365,000	460,639
Anheuser-Busch InBev Finance, Inc. 4.70%, 02/01/2036	240,000	293,308
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	210,000	250,166
4.44%, 10/06/2048	250,000	299,441
4.50%, 06/01/2050	220,000	268,392
4.60%, 06/01/2060	100,000	123,204
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	150,000	144,952
2.75%, 01/22/2030	275,000	286,971
Constellation Brands, Inc.
2.88%, 05/01/2030	490,000	514,369
4.40%, 11/15/2025 (E)	100,000	112,825
5.25%, 11/15/2048	55,000	73,593
Fomento Economico Mexicano SAB de CV 3.50%, 01/16/2050	280,000	294,493
Keurig Dr. Pepper, Inc.
3.13%, 12/15/2023	110,000	116,715
3.43%, 06/15/2027	50,000	55,146
4.42%, 05/25/2025	86,000	96,511
4.99%, 05/25/2038	124,000	158,171

		4,620,691

Biotechnology - 0.6%
AbbVie, Inc.
3.45%, 03/15/2022	139,000	141,321
3.85%, 06/15/2024	302,000	327,540
4.05%, 11/21/2039	858,000	994,792
4.40%, 11/06/2042	205,000	248,981
4.50%, 05/14/2035	200,000	240,685
Biogen, Inc.
2.25%, 05/01/2030	306,000	307,467
3.15%, 05/01/2050	80,000	78,866
Gilead Sciences, Inc. 2.60%, 10/01/2040	325,000	313,488
Regeneron Pharmaceuticals, Inc. 1.75%, 09/15/2030	480,000	455,324

		3,108,464

Building Products - 0.2%
Johnson Controls International PLC 3.75%, 12/01/2021	2,000	2,010
Lennox International, Inc. 1.35%, 08/01/2025	570,000	573,798
Masco Corp.
2.00%, 10/01/2030	90,000	87,792
6.50%, 08/15/2032	130,000	173,124

		836,724

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets - 2.3%
Charles Schwab Corp.
Fixed until 06/01/2026 (F), 4.00% (D) (E)	$ 335,000	$ 349,238
Fixed until 12/01/2030 (F), 4.00% (D)	265,000	271,095
Credit Suisse Group AG
Fixed until 02/02/2026, 1.31% (D), 02/02/2027 (A)	260,000	254,657
Fixed until 06/05/2025, 2.19% (D), 06/05/2026 (A)	250,000	256,034
Fixed until 09/11/2024, 2.59% (D), 09/11/2025 (A)	355,000	369,247
4.28%, 01/09/2028 (A)	300,000	333,875
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (D), 11/24/2026	215,000	218,250
3.30%, 11/16/2022	200,000	207,031
3.70%, 05/30/2024	267,000	286,070
4.25%, 10/14/2021	200,000	202,168
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (D), 03/09/2027	625,000	623,508
Fixed until 01/27/2031, 1.99% (D), 01/27/2032	120,000	116,442
3.50%, 11/16/2026	292,000	317,646
Fixed until 06/05/2027, 3.69% (D), 06/05/2028	1,018,000	1,124,562
3.85%, 01/26/2027	1,590,000	1,752,752
4.25%, 10/21/2025	100,000	111,876
Macquarie Group Ltd. Fixed until 01/15/2029, 5.03% (D), 01/15/2030 (A)	700,000	830,905
Morgan Stanley
Fixed until 01/25/2023, 0.53% (D), 01/25/2024	345,000	344,862
Fixed until 02/13/2031, 1.79% (D), 02/13/2032	340,000	327,063
Fixed until 04/28/2025, 2.19% (D), 04/28/2026	800,000	830,934
Fixed until 07/22/2027, 3.59% (D), 07/22/2028	356,000	394,212
Fixed until 01/24/2028, 3.77% (D), 01/24/2029	112,000	125,800
4.10%, 05/22/2023	150,000	159,719
4.35%, 09/08/2026	200,000	226,575
Fixed until 01/23/2029, 4.43% (D), 01/23/2030	383,000	449,072
5.00%, 11/24/2025	269,000	310,247
Nomura Holdings, Inc.
2.65%, 01/16/2025	377,000	396,138
2.68%, 07/16/2030	200,000	203,349
UBS Group AG
Fixed until 08/13/2029, 3.13% (D), 08/13/2030 (A)	200,000	214,552
3.49%, 05/23/2023 (A)	480,000	492,957
4.13%, 09/24/2025 (A)	210,000	233,940

		12,334,776

Chemicals - 0.3%
Air Liquide Finance SA 2.25%, 09/27/2023 (A)	200,000	207,201

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Albemarle Corp. 5.45%, 12/01/2044	$ 50,000	$ 63,276
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP 5.13%, 04/01/2025 (A)	464,000	531,333
Dow Chemical Co. 5.25%, 11/15/2041	45,000	58,598
DuPont de Nemours, Inc. 5.32%, 11/15/2038	100,000	131,770
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	83,000	96,047
5.00%, 09/26/2048	89,000	115,179
Nutrien Ltd.
4.13%, 03/15/2035	200,000	228,670
5.00%, 04/01/2049	80,000	105,467
PPG Industries, Inc. 1.20%, 03/15/2026	140,000	139,704

		1,677,245

Commercial Services & Supplies - 0.1%
Brambles USA, Inc. 4.13%, 10/23/2025 (A)	100,000	110,466
ERAC USA Finance LLC
4.50%, 08/16/2021 (A)	36,000	36,185
5.63%, 03/15/2042 (A)	59,000	80,506
Republic Services, Inc. 1.45%, 02/15/2031 (E)	250,000	234,291
Triton Container International Ltd. 1.15%, 06/07/2024 (A)	275,000	274,477

		735,925

Construction & Engineering - 0.1%
Quanta Services, Inc. 2.90%, 10/01/2030	380,000	394,415

Construction Materials - 0.0% (G)
CRH America Finance, Inc. 3.40%, 05/09/2027 (A)	200,000	219,800

Consumer Finance - 0.6%
BMW US Capital LLC 2.25%, 09/15/2023 (A)	180,000	186,388
Capital One Financial Corp.
3.75%, 04/24/2024	221,000	238,772
Fixed until 09/01/2026 (F), 3.95% (D)	240,000	245,100
4.20%, 10/29/2025	50,000	55,858
General Motors Financial Co., Inc.
1.25%, 01/08/2026	473,000	470,077
2.35%, 01/08/2031 (E)	316,000	312,756
2.70%, 06/10/2031	215,000	216,712
4.35%, 01/17/2027	114,000	128,228
Hyundai Capital America
1.15%, 11/10/2022 (A)	406,000	408,686
1.30%, 01/08/2026 (A)	115,000	113,706
1.50%, 06/15/2026 (A)	220,000	218,406
1.80%, 10/15/2025 - 01/10/2028 (A)	360,000	360,293
2.38%, 10/15/2027 (A)	140,000	143,188
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (A)	200,000	197,676

		3,295,846

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.1%
Graphic Packaging International LLC 1.51%, 04/15/2026 (A)	$ 284,000	$ 282,684
International Paper Co. 8.70%, 06/15/2038	50,000	83,491
Packaging Corp. of America 4.05%, 12/15/2049	140,000	164,608

		530,783

Diversified Consumer Services - 0.2%
Ford Foundation 2.82%, 06/01/2070	100,000	100,450
Nationwide Building Society 1.00%, 08/28/2025 (A)	200,000	198,132
Pepperdine University 3.30%, 12/01/2059	200,000	200,099
SART 4.75%, 07/15/2024	503,496	504,755
University of Southern California 3.23%, 10/01/2120	200,000	198,539

		1,201,975

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026 (E)	150,000	148,213
2.88%, 08/14/2024	255,000	266,744
4.45%, 12/16/2021	150,000	152,277
4.50%, 09/15/2023	630,000	675,452
Aviation Capital Group LLC
4.13%, 08/01/2025 (A)	250,000	270,088
5.50%, 12/15/2024 (A)	243,000	274,693
Blackstone Secured Lending Fund 3.65%, 07/14/2023 (A)	210,000	218,876
Brookfield Finance, Inc.
3.90%, 01/25/2028	84,000	93,813
4.70%, 09/20/2047	123,000	149,120
China Southern Power Grid International Finance BVI Co. Ltd. 3.50%, 05/08/2027 (A)	240,000	263,135
GE Capital International Funding Unlimited Co. 4.42%, 11/15/2035	1,431,000	1,717,579
Jefferies Group LLC 6.45%, 06/08/2027	56,000	69,789
LSEGA Financing PLC 2.00%, 04/06/2028 (A)	475,000	480,762
Mitsubishi HC Capital, Inc. 2.65%, 09/19/2022 (A)	200,000	204,530
Private Export Funding Corp. 3.55%, 01/15/2024	150,000	161,527

		5,146,598

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
1.65%, 02/01/2028	230,000	228,486
2.25%, 02/01/2032	385,000	378,340
2.30%, 06/01/2027	600,000	621,229
3.10%, 02/01/2043	580,000	568,892
3.50%, 06/01/2041	165,000	171,555
3.80%, 12/01/2057 (A)	170,000	177,274

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
GTP Acquisition Partners I LLC 3.48%, 06/15/2050 (A)	$ 226,000	$ 240,123
Qwest Corp. 6.75%, 12/01/2021	148,000	151,515
Verizon Communications, Inc.
2.10%, 03/22/2028	105,000	107,249
2.65%, 11/20/2040	268,000	258,154
2.99%, 10/30/2056	218,000	205,119
4.27%, 01/15/2036	330,000	394,173
4.40%, 11/01/2034	568,000	677,529
4.67%, 03/15/2055	160,000	205,733
4.86%, 08/21/2046	290,000	375,459

		4,760,830

Electric Utilities - 2.0%
AEP Transmission Co. LLC 4.00%, 12/01/2046	93,000	109,560
Alabama Power Co. 4.10%, 01/15/2042	66,000	75,782
Appalachian Power Co. 6.70%, 08/15/2037	50,000	70,886
Ausgrid Finance Pty Ltd. 3.85%, 05/01/2023 (A)	400,000	417,684
Baltimore Gas & Electric Co. 2.90%, 06/15/2050	120,000	119,559
Duke Energy Carolinas LLC 6.00%, 12/01/2028	100,000	127,790
Duke Energy Progress LLC 4.10%, 03/15/2043	75,000	89,098
Duquesne Light Holdings, Inc. 3.62%, 08/01/2027 (A)	230,000	249,590
Edison International
3.55%, 11/15/2024	200,000	212,597
5.75%, 06/15/2027 (E)	200,000	227,675
Emera US Finance, LP 4.75%, 06/15/2046	220,000	260,825
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	219,160
3.63%, 05/25/2027 (A)	220,000	241,784
Entergy Arkansas LLC 2.65%, 06/15/2051	175,000	165,738
Entergy Louisiana LLC 2.90%, 03/15/2051	130,000	128,156
Entergy Texas, Inc. 3.55%, 09/30/2049	100,000	106,326
Evergy Metro, Inc. 5.30%, 10/01/2041	100,000	131,191
Evergy, Inc. 2.90%, 09/15/2029	320,000	339,478
Exelon Generation Co. LLC 6.25%, 10/01/2039	150,000	184,969
Fortis, Inc. 3.06%, 10/04/2026	310,000	332,604
ITC Holdings Corp. 2.95%, 05/14/2030 (A)	120,000	126,426
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (A)	240,000	265,724
6.15%, 06/01/2037	70,000	90,588

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	$ 59,475	$ 71,958
Massachusetts Electric Co. 4.00%, 08/15/2046 (A)	105,000	116,797
Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028 (A)	110,000	123,889
Nevada Power Co.
5.38%, 09/15/2040	92,000	119,946
5.45%, 05/15/2041	50,000	66,423
New England Power Co. 3.80%, 12/05/2047 (A)	95,000	103,056
Niagara Mohawk Power Corp. 1.96%, 06/27/2030 (A)	250,000	246,231
NRG Energy, Inc.
2.00%, 12/02/2025 (A)	195,000	197,955
2.45%, 12/02/2027 (A)	215,000	216,553
4.45%, 06/15/2029 (A)	220,000	243,039
OGE Energy Corp. 0.70%, 05/26/2023 (E)	140,000	139,876
Oklahoma Gas & Electric Co. 0.55%, 05/26/2023	170,000	170,002
Oncor Electric Delivery Co. LLC 5.75%, 03/15/2029	50,000	62,869
Pacific Gas & Electric Co.
1.37%, 03/10/2023	375,000	375,013
3-Month LIBOR + 1.38%, 1.53% (D), 11/15/2021	820,000	821,680
1.75%, 06/16/2022	1,165,000	1,164,322
2.95%, 03/01/2026	130,000	133,000
3.45%, 07/01/2025	210,000	220,212
3.75%, 08/15/2042	83,000	75,571
4.30%, 03/15/2045	140,000	134,432
PECO Energy Co. 2.80%, 06/15/2050	110,000	109,774
Pennsylvania Electric Co. 3.25%, 03/15/2028 (A)	38,000	39,932
Southern California Edison Co.
1.85%, 02/01/2022	10,000	10,005
4.05%, 03/15/2042	250,000	268,616
5.55%, 01/15/2036	70,000	87,093
6.05%, 03/15/2039	60,000	80,710
Toledo Edison Co. 6.15%, 05/15/2037	200,000	274,341
Tri-State Generation & Transmission Association, Inc. 4.25%, 06/01/2046	62,000	66,710
Tucson Electric Power Co. 4.85%, 12/01/2048	350,000	450,447
Virginia Electric & Power Co. 4.45%, 02/15/2044	28,000	34,740

		10,518,382

Electrical Equipment - 0.0% (G)
Eaton Corp.
4.00%, 11/02/2032	21,000	24,488
5.80%, 03/15/2037	100,000	126,847
7.63%, 04/01/2024	75,000	88,418

		239,753

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	$ 66,000	$ 70,250
3.88%, 01/12/2028	155,000	173,687
4.50%, 03/01/2023	30,000	31,548
Corning, Inc.
3.90%, 11/15/2049	148,000	165,905
5.35%, 11/15/2048	115,000	154,584

		595,974

Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC 5.13%, 09/15/2040	100,000	127,775
Halliburton Co. 7.60%, 08/15/2096 (A)	50,000	64,520
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (A)	227,000	253,678
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (A)	81,000	82,670
3.50%, 01/15/2028 (A)	37,000	40,273

		568,916

Entertainment - 0.0% (G)
Walt Disney Co.
7.30%, 04/30/2028	50,000	67,027
8.88%, 04/26/2023	80,000	91,958
9.50%, 07/15/2024	70,000	88,347

		247,332

Equity Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. 1.88%, 02/01/2033	140,000	132,527
American Tower Corp.
1.50%, 01/31/2028	330,000	321,163
1.88%, 10/15/2030	290,000	280,072
2.10%, 06/15/2030	160,000	157,503
2.95%, 01/15/2051	87,000	83,133
3.10%, 06/15/2050	133,000	130,046
3.70%, 10/15/2049	300,000	325,854
Brixmor Operating Partnership, LP
2.25%, 04/01/2028	200,000	199,935
3.85%, 02/01/2025	200,000	217,608
Corporate Office Properties, LP 2.75%, 04/15/2031	325,000	327,333
Crown Castle International Corp.
2.25%, 01/15/2031	320,000	316,104
4.00%, 03/01/2027	47,000	52,617
Duke Realty, LP
2.88%, 11/15/2029	100,000	105,296
3.25%, 06/30/2026	43,000	46,615
Equinix, Inc. 2.90%, 11/18/2026	300,000	321,056
Essex Portfolio, LP 2.65%, 03/15/2032	255,000	259,030
GAIF Bond Issuer Pty Ltd. 3.40%, 09/30/2026 (A)	174,000	189,344
Goodman US Finance Three LLC 3.70%, 03/15/2028 (A)	108,000	117,131
Healthcare Trust of America Holdings, LP 2.00%, 03/15/2031	160,000	154,699

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Healthpeak Properties, Inc. 3.50%, 07/15/2029	$ 260,000	$ 287,362
Life Storage, LP 4.00%, 06/15/2029	305,000	341,926
Mid-America Apartments, LP 1.70%, 02/15/2031 (E)	160,000	152,155
National Retail Properties, Inc. 4.00%, 11/15/2025	204,000	225,451
Office Properties Income Trust 4.00%, 07/15/2022	196,000	202,382
Realty Income Corp. 3.25%, 01/15/2031	200,000	217,886
Regency Centers, LP 2.95%, 09/15/2029	240,000	252,978
Scentre Group Trust 1 / Scentre Group Trust 2 3.50%, 02/12/2025 (A)	300,000	322,433
SITE Centers Corp. 3.63%, 02/01/2025	198,000	209,244
UDR, Inc.
2.10%, 08/01/2032	170,000	163,438
2.95%, 09/01/2026	72,000	76,942
3.20%, 01/15/2030	265,000	286,734
Welltower, Inc.
2.70%, 02/15/2027	42,000	44,605
3.10%, 01/15/2030	225,000	239,855
6.50%, 03/15/2041	100,000	141,628
WP Carey, Inc. 2.25%, 04/01/2033	340,000	325,968

		7,228,053

Food & Staples Retailing - 0.4%
7-Eleven, Inc.
1.30%, 02/10/2028 (A)	137,000	132,205
2.50%, 02/10/2041 (A)	139,000	129,543
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030 (A)	160,000	166,181
3.44%, 05/13/2041 (A)	135,000	139,477
3.63%, 05/13/2051 (A)	150,000	156,869
3.80%, 01/25/2050 (A)	280,000	300,322
CK Hutchison International 16 Ltd. 1.88%, 10/03/2021 (A)	241,000	241,814
CK Hutchison International 19 Ltd. 3.63%, 04/11/2029 (A) (E)	245,000	271,519
CVS Pass-Through Trust
5.93%, 01/10/2034 (A)	193,923	234,652
8.35%, 07/10/2031 (A)	233,720	306,484
Kroger Co. 5.40%, 07/15/2040	12,000	15,708

		2,094,774

Food Products - 0.4%
Bunge Ltd. Finance Corp. 2.75%, 05/14/2031	395,000	399,788
Campbell Soup Co. 3.13%, 04/24/2050	89,000	86,589
Cargill, Inc. 2.13%, 04/23/2030 (A)	339,000	343,658
Conagra Brands, Inc. 5.30%, 11/01/2038	60,000	76,313

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
McCormick & Co., Inc. 2.50%, 04/15/2030	$ 397,000	$ 409,268
Mead Johnson Nutrition Co. 4.60%, 06/01/2044	35,000	45,427
Mondelez International, Inc. 1.50%, 05/04/2025	90,000	91,778
Smithfield Foods, Inc. 3.00%, 10/15/2030 (A)	400,000	403,720

		1,856,541

Gas Utilities - 0.3%
Atmos Energy Corp.
0.63%, 03/09/2023	105,000	105,031
4.13%, 10/15/2044	75,000	88,094
4.15%, 01/15/2043	138,000	162,076
Boston Gas Co. 4.49%, 02/15/2042 (A)	26,000	30,550
CenterPoint Energy Resources Corp. 5.85%, 01/15/2041	100,000	136,842
Korea Gas Corp. 1.88%, 07/18/2021 (A)	200,000	200,114
One Gas, Inc. 2.00%, 05/15/2030	230,000	226,413
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	59,000	65,624
4.40%, 06/01/2043	63,000	74,854
5.88%, 03/15/2041	146,000	201,498
Southwest Gas Corp. 3.80%, 09/29/2046	111,000	120,126

		1,411,222

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories 1.15%, 01/30/2028 (E)	180,000	176,214
Becton Dickinson & Co. 3.73%, 12/15/2024	19,000	20,692
Boston Scientific Corp.
4.00%, 03/01/2029	96,000	109,280
4.55%, 03/01/2039	200,000	244,499
DH Europe Finance II SARL 3.25%, 11/15/2039	134,000	143,615

		694,300

Health Care Providers & Services - 1.1%
Aetna, Inc.
4.50%, 05/15/2042	26,000	31,092
6.75%, 12/15/2037	50,000	73,854
Anthem, Inc.
4.63%, 05/15/2042	50,000	62,048
4.65%, 01/15/2043 - 08/15/2044	184,000	230,152
Bon Secours Mercy Health, Inc. 3.21%, 06/01/2050	215,000	222,792
Children’s Hospital 2.93%, 07/15/2050	180,000	178,888
Cigna Corp. 4.80%, 07/15/2046	50,000	63,449
CommonSpirit Health
1.55%, 10/01/2025	150,000	151,340
2.78%, 10/01/2030	150,000	155,819
3.91%, 10/01/2050	145,000	159,497

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Cottage Health Obligated Group 3.30%, 11/01/2049	$ 230,000	$ 248,437
Hartford HealthCare Corp. 3.45%, 07/01/2054	490,000	514,822
HCA, Inc.
3.50%, 07/15/2051	290,000	290,102
5.13%, 06/15/2039	245,000	306,281
5.25%, 06/15/2026	220,000	254,762
McKesson Corp. 0.90%, 12/03/2025	230,000	226,717
Memorial Health Services 3.45%, 11/01/2049	445,000	482,084
MultiCare Health System 2.80%, 08/15/2050	125,000	122,945
NYU Langone Hospitals 3.38%, 07/01/2055	190,000	201,434
Providence St. Joseph Health Obligated Group 2.75%, 10/01/2026	84,000	89,871
Quest Diagnostics, Inc. 3.45%, 06/01/2026	39,000	42,817
Texas Health Resources
2.33%, 11/15/2050	120,000	108,802
4.33%, 11/15/2055	250,000	326,917
UnitedHealth Group, Inc.
3.25%, 05/15/2051	140,000	149,610
3.50%, 08/15/2039	310,000	346,961
4.63%, 07/15/2035	140,000	177,083
Universal Health Services, Inc. 2.65%, 10/15/2030 (A)	180,000	180,995
Yale-New Haven Health Services Corp. 2.50%, 07/01/2050	201,000	184,694

		5,584,265

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
4.70%, 12/09/2035	105,000	130,340
6.30%, 10/15/2037	63,000	90,208
Starbucks Corp. 2.55%, 11/15/2030	200,000	207,458

		428,006

Household Durables - 0.0% (G)
Lennar Corp. 4.50%, 04/30/2024	95,000	103,906

Independent Power & Renewable Electricity Producers - 0.0% (G)
Alexander Funding Trust 1.84%, 11/15/2023 (A)	200,000	203,713

Industrial Conglomerates - 0.2%
General Electric Co.
3.45%, 05/01/2027	120,000	132,006
3.63%, 05/01/2030	185,000	206,498
Roper Technologies, Inc.
1.40%, 09/15/2027 (E)	370,000	364,098
2.00%, 06/30/2030	150,000	147,876

		850,478

Insurance - 1.3%
AIA Group Ltd.
3.20%, 09/16/2040 (A)	200,000	206,469
3.60%, 04/09/2029 (A)	200,000	221,598

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 (A)	$ 200,000	$ 285,634
American International Group, Inc. 4.70%, 07/10/2035	100,000	121,952
Assurant, Inc. 4.20%, 09/27/2023	225,000	241,236
Athene Global Funding
0.95%, 01/08/2024 (A) (E)	195,000	195,169
1.45%, 01/08/2026 (A) (E)	150,000	150,165
2.95%, 11/12/2026 (A) (E)	805,000	857,443
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	83,000	103,527
4.40%, 05/15/2042	221,000	277,718
Brown & Brown, Inc. 2.38%, 03/15/2031	490,000	490,152
Dai-ichi Life Insurance Co. Ltd. Fixed until 07/24/2026 (F), 4.00% (A) (D)	207,000	223,819
F&G Global Funding 1.75%, 06/30/2026 (A)	190,000	190,810
Guardian Life Insurance Co. of America 4.85%, 01/24/2077 (A)	42,000	53,835
Hanover Insurance Group, Inc. 2.50%, 09/01/2030	130,000	130,190
Hartford Financial Services Group, Inc. 4.30%, 04/15/2043	100,000	118,103
Intact US Holdings, Inc. 4.60%, 11/09/2022	200,000	209,618
Jackson National Life Global Funding 3.05%, 04/29/2026 (A)	245,000	263,251
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (A)	230,000	255,011
Manulife Financial Corp. Fixed until 02/24/2027, 4.06% (D), 02/24/2032	270,000	298,076
Massachusetts Mutual Life Insurance Co. 7.63%, 11/15/2023 (A)	250,000	276,485
New York Life Insurance Co. 4.45%, 05/15/2069 (A)	210,000	262,875
Northwestern Mutual Global Funding 1.70%, 06/01/2028 (A)	200,000	200,373
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (D), 10/24/2067 (A)	124,000	142,472
Progressive Corp. Fixed until 03/15/2023 (F), 5.38% (D)	140,000	146,789
Prudential Insurance Co. of America 8.30%, 07/01/2025 (A)	450,000	565,535
Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044 (A)	100,000	129,758

		6,618,063

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 3.88%, 08/22/2037	230,000	274,481

IT Services - 0.1%
DXC Technology Co. 4.25%, 04/15/2024	86,000	93,287

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Fiserv, Inc.
3.20%, 07/01/2026	$ 135,000	$ 146,157
4.40%, 07/01/2049	125,000	150,882
Global Payments, Inc. 4.15%, 08/15/2049	125,000	143,441
Leidos, Inc. 2.30%, 02/15/2031	125,000	121,953

		655,720

Leisure Products - 0.1%
Hasbro, Inc. 3.90%, 11/19/2029 (E)	334,000	371,721

Life Sciences Tools & Services - 0.0% (G)
Thermo Fisher Scientific, Inc. 2.95%, 09/19/2026	77,000	83,071

Machinery - 0.2%
nVent Finance SARL 4.55%, 04/15/2028	187,000	205,550
Otis Worldwide Corp. 2.57%, 02/15/2030	350,000	362,846
Parker-Hannifin Corp.
4.10%, 03/01/2047	58,000	68,782
4.45%, 11/21/2044	85,000	104,888
Xylem, Inc.
2.25%, 01/30/2031 (E)	120,000	120,937
3.25%, 11/01/2026	33,000	36,159

		899,162

Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051	280,000	277,155
4.80%, 03/01/2050	250,000	287,342
6.83%, 10/23/2055	125,000	184,031
Comcast Corp.
3.15%, 03/01/2026	208,000	226,529
3.20%, 07/15/2036	200,000	214,690
3.25%, 11/01/2039	235,000	250,254
4.00%, 11/01/2049	150,000	176,713
4.20%, 08/15/2034	407,000	482,668
4.25%, 01/15/2033	223,000	265,837
4.60%, 10/15/2038	235,000	291,493
Cox Communications, Inc. 1.80%, 10/01/2030 (A)	55,000	52,479
Discovery Communications LLC 4.00%, 09/15/2055	275,000	291,302
SES SA 3.60%, 04/04/2023 (A)	100,000	104,511
Time Warner Cable LLC
6.55%, 05/01/2037	300,000	408,958
7.30%, 07/01/2038	100,000	146,148
ViacomCBS, Inc.
4.00%, 01/15/2026	83,000	92,345
4.38%, 03/15/2043	93,000	107,409
5.85%, 09/01/2043	80,000	109,683

		3,969,547

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.6%
Anglo American Capital PLC
2.63%, 09/10/2030 (A)	$ 265,000	$ 266,287
3.95%, 09/10/2050 (A)	200,000	216,752
Barrick Gold Corp. 6.45%, 10/15/2035 (E)	40,000	55,325
Glencore Funding LLC
1.63%, 09/01/2025 (A)	735,000	743,638
2.50%, 09/01/2030 (A) (E)	780,000	778,951
4.13%, 05/30/2023 (A)	122,000	129,764
Nucor Corp. 2.98%, 12/15/2055 (A)	80,000	77,384
Reliance Steel & Aluminum Co. 1.30%, 08/15/2025	620,000	621,745
Steel Dynamics, Inc.
1.65%, 10/15/2027	184,000	183,488
3.45%, 04/15/2030	122,000	132,851

		3,206,185

Multi-Utilities - 0.2%
CMS Energy Corp. 2.95%, 02/15/2027	97,000	102,400
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	53,337
4.15%, 05/15/2045	150,000	179,547
Dominion Energy, Inc.
2.85%, 08/15/2026	61,000	64,961
5.25%, 08/01/2033	100,000	125,728
NiSource, Inc. 1.70%, 02/15/2031	200,000	189,211
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	57,871
6.50%, 08/01/2038	45,000	67,661
Public Service Co. of Oklahoma 6.63%, 11/15/2037	150,000	214,124
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	49,403
6.00%, 06/01/2026	50,000	60,757

		1,165,000

Multiline Retail - 0.2%
Dollar General Corp. 4.13%, 05/01/2028	85,000	97,418
Kohl’s Corp. 3.38%, 05/01/2031 (E)	399,000	412,944
Nordstrom, Inc. 4.25%, 08/01/2031 (A) (E)	298,000	311,254

		821,616

Oil, Gas & Consumable Fuels - 3.0%
APT Pipelines Ltd. 4.25%, 07/15/2027 (A)	191,000	215,841
Boardwalk Pipelines, LP 4.80%, 05/03/2029	145,000	166,953
BP Capital Markets America, Inc.
2.77%, 11/10/2050	265,000	246,188
2.94%, 06/04/2051	80,000	76,928
Buckeye Partners, LP 5.85%, 11/15/2043	100,000	99,250
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	240,000	279,468

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron USA, Inc.
3.25%, 10/15/2029	$ 180,000	$ 199,518
3.90%, 11/15/2024	120,000	131,686
6.00%, 03/01/2041	200,000	292,743
ConocoPhillips 2.40%, 02/15/2031 (A)	135,000	138,337
Diamondback Energy, Inc.
3.25%, 12/01/2026	150,000	160,860
4.75%, 05/31/2025	340,000	382,886
Ecopetrol SA
4.13%, 01/16/2025	100,000	105,371
5.38%, 06/26/2026	116,000	127,902
5.88%, 09/18/2023	71,000	76,773
Enable Midstream Partners, LP
4.40%, 03/15/2027	940,000	1,036,813
4.95%, 05/15/2028	80,000	91,668
Energy Transfer, LP
4.75%, 01/15/2026	87,000	97,960
4.95%, 01/15/2043	198,000	218,939
5.30%, 04/01/2044	50,000	57,976
5.50%, 06/01/2027	47,000	55,150
6.05%, 06/01/2041	225,000	285,452
Eni SpA
4.00%, 09/12/2023 (A)	200,000	213,580
5.70%, 10/01/2040 (A)	125,000	160,899
Eni USA, Inc. 7.30%, 11/15/2027	70,000	91,377
Enterprise Products Operating LLC
3.90%, 02/15/2024	158,000	169,992
4.45%, 02/15/2043	151,000	178,731
4.95%, 10/15/2054	46,000	57,032
5.10%, 02/15/2045	39,000	49,299
5.75%, 03/01/2035	200,000	258,476
7.55%, 04/15/2038	151,000	232,157
EQM Midstream Partners, LP 5.50%, 07/15/2028	250,000	270,145
EQT Corp. 3.90%, 10/01/2027	116,000	124,265
Exxon Mobil Corp.
2.99%, 03/19/2025	340,000	364,801
3.00%, 08/16/2039	300,000	308,070
Flex Intermediate Holdco LLC
3.36%, 06/30/2031 (A)	195,000	197,609
4.32%, 12/30/2039 (A)	135,000	137,351
Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040 (A)	250,000	248,153
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (A)	145,000	147,867
2.60%, 10/15/2025 (A)	175,000	179,808
3.45%, 10/15/2027 (A)	370,000	388,971
Hess Corp. 6.00%, 01/15/2040	94,000	120,633
HollyFrontier Corp.
2.63%, 10/01/2023	265,000	273,969
5.88%, 04/01/2026	139,000	160,854
Kinder Morgan, Inc. 2.00%, 02/15/2031	140,000	134,740

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Lundin Energy Finance BV
2.00%, 07/15/2026 (A)	$ 200,000	$ 200,501
3.10%, 07/15/2031 (A)	200,000	202,257
Magellan Midstream Partners, LP 3.20%, 03/15/2025	68,000	71,935
Marathon Petroleum Corp.
3.63%, 09/15/2024	145,000	156,023
4.50%, 05/01/2023	228,000	243,127
4.70%, 05/01/2025	135,000	152,301
MPLX, LP 5.20%, 03/01/2047 - 12/01/2047	189,000	231,232
ONEOK Partners, LP
3.38%, 10/01/2022	30,000	30,819
5.00%, 09/15/2023	65,000	70,188
6.65%, 10/01/2036	210,000	281,219
ONEOK, Inc. 3.40%, 09/01/2029	125,000	133,184
Phillips 66 Partners, LP
3.15%, 12/15/2029	175,000	183,984
3.55%, 10/01/2026	34,000	36,959
4.90%, 10/01/2046	72,000	85,870
Pioneer Natural Resources Co. 1.90%, 08/15/2030	280,000	269,892
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	100,000	101,101
4.65%, 10/15/2025	250,000	279,740
Saudi Arabian Oil Co. 1.63%, 11/24/2025 (A)	200,000	201,900
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	69,000	84,999
8.00%, 03/01/2032	56,000	80,002
Spectra Energy Partners, LP 5.95%, 09/25/2043	63,000	85,842
Suncor Energy, Inc.
5.95%, 12/01/2034	140,000	185,959
6.80%, 05/15/2038	50,000	71,847
7.88%, 06/15/2026	168,000	213,069
TC PipeLines, LP
3.90%, 05/25/2027	70,000	77,162
4.38%, 03/13/2025	650,000	715,826
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030 (A)	320,000	332,325
TotalEnergies Capital International SA
2.99%, 06/29/2041	350,000	356,774
3.13%, 05/29/2050	305,000	309,426
3.46%, 07/12/2049	285,000	309,010
TransCanada PipeLines Ltd. 6.20%, 10/15/2037	100,000	137,139
Valero Energy Corp.
1.20%, 03/15/2024	250,000	251,934
2.15%, 09/15/2027	220,000	223,603
2.70%, 04/15/2023	180,000	186,593
Williams Cos., Inc.
3.90%, 01/15/2025	68,000	74,376
4.85%, 03/01/2048 (E)	133,000	161,752

		15,803,311

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Personal Products - 0.1%
Estee Lauder Cos., Inc. 2.60%, 04/15/2030	$ 467,000	$ 493,492

Pharmaceuticals - 0.8%
AstraZeneca PLC
2.13%, 08/06/2050 (E)	140,000	122,381
4.00%, 09/18/2042	80,000	95,319
6.45%, 09/15/2037	100,000	150,180
Baxalta, Inc.
3.60%, 06/23/2022	20,000	20,522
5.25%, 06/23/2045	9,000	11,930
Bristol-Myers Squibb Co.
3.90%, 02/20/2028	200,000	228,828
4.13%, 06/15/2039	179,000	216,179
5.00%, 08/15/2045	247,000	337,830
Mylan, Inc. 5.40%, 11/29/2043	50,000	61,947
Royalty Pharma PLC
0.75%, 09/02/2023 (A)	250,000	250,702
1.20%, 09/02/2025 (A)	250,000	247,820
1.75%, 09/02/2027 (A)	250,000	246,184
3.30%, 09/02/2040 (A)	205,000	206,620
3.55%, 09/02/2050 (A)	210,000	209,041
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	111,000	116,145
3.20%, 09/23/2026	319,000	346,440
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	230,000	232,607
3.18%, 07/09/2050	220,000	222,524
3.38%, 07/09/2060	200,000	205,454
Utah Acquisition Sub, Inc. 3.95%, 06/15/2026	70,000	77,140
Viatris, Inc. 2.30%, 06/22/2027 (A)	636,000	649,530
Zoetis, Inc. 2.00%, 05/15/2030	200,000	199,294

		4,454,617

Professional Services - 0.1%
IHS Markit Ltd. 4.25%, 05/01/2029	346,000	400,391

Road & Rail - 0.9%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	150,000	149,459
2.88%, 02/15/2025 (A)	250,000	257,483
3.63%, 05/01/2022 (A)	155,000	158,576
4.25%, 04/15/2026 (A)	195,000	211,404
4.38%, 05/01/2026 (A)	315,000	342,592
5.50%, 01/15/2023 - 01/15/2026 (A)	850,000	933,408
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	93,000	105,251
4.38%, 09/01/2042	88,000	109,685
5.15%, 09/01/2043	154,000	211,296
6.15%, 05/01/2037	70,000	101,249
CSX Corp.
3.35%, 09/15/2049	30,000	31,837
4.75%, 11/15/2048	100,000	129,443
Kansas City Southern 4.70%, 05/01/2048	196,000	244,291

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Norfolk Southern Corp.
3.95%, 10/01/2042	$ 35,000	$ 40,250
4.05%, 08/15/2052	150,000	177,494
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023 (A)	365,000	383,639
5.25%, 08/15/2022 (A)	890,000	931,251
5.50%, 02/15/2024 (A)	175,000	192,390
Union Pacific Corp. 4.10%, 09/15/2067	80,000	92,573
Union Pacific Railroad Co. Pass-Through Trust 4.70%, 01/02/2024	4,277	4,531

		4,808,102

Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc. 4.50%, 12/05/2036	140,000	165,073
Broadcom, Inc.
1.95%, 02/15/2028 (A) (E)	596,000	596,442
4.25%, 04/15/2026	300,000	336,448
4.75%, 04/15/2029	395,000	459,887
Microchip Technology, Inc.
0.97%, 02/15/2024 (A)	330,000	329,757
0.98%, 09/01/2024 (A)	380,000	378,189
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031 (A)	355,000	359,579
3.25%, 05/11/2041 (A)	365,000	375,363
Xilinx, Inc. 2.38%, 06/01/2030	225,000	228,956

		3,229,694

Software - 0.4%
Citrix Systems, Inc. 1.25%, 03/01/2026	95,000	93,848
Microsoft Corp.
3.04%, 03/17/2062	172,000	184,784
3.50%, 02/12/2035	185,000	214,806
Oracle Corp.
2.30%, 03/25/2028	540,000	554,749
3.60%, 04/01/2040	400,000	422,275
3.85%, 07/15/2036	129,000	142,031
3.90%, 05/15/2035	111,000	123,820
4.30%, 07/08/2034	23,000	26,699
VMware, Inc.
2.95%, 08/21/2022	288,000	295,443
4.65%, 05/15/2027	135,000	155,012

		2,213,467

Specialty Retail - 0.1%
AutoZone, Inc. 1.65%, 01/15/2031	180,000	171,441
Lowe’s Cos., Inc.
1.70%, 10/15/2030	110,000	105,570
3.65%, 04/05/2029	225,000	251,902
O’Reilly Automotive, Inc. 3.60%, 09/01/2027	124,000	138,875

		667,788

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
3.45%, 02/09/2045	226,000	252,599
3.75%, 11/13/2047	50,000	58,619
3.85%, 08/04/2046	181,000	215,999

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC / EMC Corp.
5.45%, 06/15/2023	$ 130,000	$ 141,018
6.02%, 06/15/2026	522,000	626,927
HP, Inc. 3.00%, 06/17/2027	170,000	182,145

		1,477,307

Tobacco - 0.2%
Altria Group, Inc. 2.45%, 02/04/2032	410,000	396,704
BAT Capital Corp.
2.26%, 03/25/2028	225,000	223,506
3.73%, 09/25/2040	150,000	147,324
3.98%, 09/25/2050	235,000	229,046
4.54%, 08/15/2047	55,000	58,528
BAT International Finance PLC 1.67%, 03/25/2026	170,000	169,979

		1,225,087

Trading Companies & Distributors - 0.4%
Air Lease Corp.
2.88%, 01/15/2026	240,000	252,312
3.25%, 03/01/2025 - 10/01/2029	604,000	633,977
3.38%, 07/01/2025	395,000	424,432
BOC Aviation Ltd.
2.38%, 09/15/2021 (A)	200,000	200,292
2.75%, 09/18/2022 (A)	200,000	203,573
International Lease Finance Corp.
5.88%, 08/15/2022	200,000	211,629
8.63%, 01/15/2022	200,000	208,509

		2,134,724

Transportation Infrastructure - 0.0% (G)
Penske Truck Leasing Co., LP / PTL Finance Corp. 2.70%, 03/14/2023 (A)	100,000	103,225

Water Utilities - 0.1%
American Water Capital Corp.
2.80%, 05/01/2030	316,000	334,844
3.45%, 06/01/2029	85,000	94,281
4.00%, 12/01/2046	86,000	100,507

		529,632

Wireless Telecommunication Services - 0.5%
America Movil SAB de CV
3.63%, 04/22/2029	290,000	319,804
4.38%, 04/22/2049	200,000	246,428
Crown Castle Towers LLC 3.22%, 05/15/2042 (A)	125,000	125,253
T-Mobile USA, Inc.
1.50%, 02/15/2026	175,000	176,337
2.05%, 02/15/2028	400,000	405,700
3.00%, 02/15/2041	505,000	498,773
3.75%, 04/15/2027	540,000	596,700
Vodafone Group PLC
4.88%, 06/19/2049	210,000	265,046
5.25%, 05/30/2048	172,000	226,798

		2,860,839

Total Corporate Debt Securities (Cost $163,294,404)		173,109,366

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	$ 200,000	$ 211,802
5.00%, 06/15/2045	200,000	212,582
7.38%, 09/18/2037	100,000	131,443

		555,827

Israel - 0.4%
Israel Government AID Bond
Zero Coupon, 08/15/2025	1,000,000	952,913
5.50%, 09/18/2033	100,000	141,235
Israel Government AID Bond, Principal Only STRIPS Zero Coupon, 08/15/2023	1,000,000	985,384

		2,079,532

Mexico - 0.5%
Mexico Government International Bond
2.66%, 05/24/2031	289,000	282,610
3.75%, 01/11/2028	210,000	229,184
3.77%, 05/24/2061	217,000	201,892
4.13%, 01/21/2026 (E)	200,000	225,788
4.35%, 01/15/2047	104,000	108,611
4.50%, 01/31/2050	740,000	786,901
4.60%, 01/23/2046	448,000	481,524
4.75%, 03/08/2044	60,000	66,254

		2,382,764

Panama - 0.1%
Panama Government International Bond
3.87%, 07/23/2060	385,000	393,020
4.50%, 04/16/2050	200,000	227,010

		620,030

Peru - 0.0% (G)
Peru Government International Bond 5.63%, 11/18/2050 (E)	36,000	49,535

Saudi Arabia - 0.0% (G)
Saudi Arabia Government International Bond 2.25%, 02/02/2033 (A)	200,000	194,290

Total Foreign Government Obligations (Cost $5,656,239)		5,881,978

MORTGAGE-BACKED SECURITIES - 7.7%
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	131,145	131,942
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	101,641	101,633
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	29,650	27,930
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
(1.00) * 1-Month LIBOR + 4.75%, 4.66% (D), 07/25/2035	171,314	22,658
Series 2005-22T1, Class A2,
(1.00) * 1-Month LIBOR + 5.07%, 4.98% (D), 06/25/2035	396,729	61,132
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	103,166

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust (continued)
Series 2014-520M, Class C,
4.35% (D), 08/15/2046 (A)	$ 200,000	$ 214,185
Banc of America Funding Trust Series 2005-E, Class 4A1, 2.98% (D), 03/20/2035	359	359
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1, 03/25/2034	10,441	8,301
Series 2005-7, Class 30, 11/25/2035	12,278	11,781
Series 2005-8, Class 30, 01/25/2036	3,515	2,620
Banc of America Mortgage Trust Series 2003-J, Class 3A2, 2.52% (D), 11/25/2033	18,687	18,995
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (A)	550,000	582,690
Bear Stearns ARM Trust Series 2006-1, Class A1, 1-Year CMT + 2.25%, 2.37% (D), 02/25/2036	21,881	22,211
BVRT Financing Trust Series 2020-3F, Class A, 3.15%, 11/10/2022 (A) (B) (C) (H)	998,235	998,235
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.48% (D), 02/25/2037	29,415	29,818
Series 2007-A2, Class 2A1,
2.77% (D), 06/25/2035	15,841	16,098
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	36,643	38,078
Series 2004-3, Class A4,
5.75%, 04/25/2034	21,986	22,887
Series 2004-7, Class 2A1,
2.45% (D), 06/25/2034	10,924	11,058
Series 2004-8, Class 2A1,
4.50%, 06/25/2019 (C)	259	274
Series 2004-HYB1, Class 2A,
2.59% (D), 05/20/2034	7,551	7,749
Series 2005-22, Class 2A1,
2.61% (D), 11/25/2035	62,983	59,980
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 2A5, 5.25%, 10/25/2033	4,606	4,701
COMM Mortgage Trust
Series 2013-SFS, Class A2,
3.09% (D), 04/12/2035 (A)	125,000	128,076
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	463,945
Series 2018-HOME, Class A,
3.94% (D), 04/10/2033 (A)	1,160,000	1,272,082
Series 2020-CBM, Class C,
3.40%, 02/10/2037 (A)	880,000	871,349
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	11,550	11,863

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp. (continued)
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	$ 2,274	$ 2,096
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	12,519	12,685
FMC GMSR Issuer Trust
3.69%, 02/25/2024 (A) (C)	1,765,000	1,765,214
Series 2020-GT1, Class A,
4.45% (D), 01/25/2026 (A)	1,100,000	1,105,642
GS Mortgage Securities Corp. Trust Series 2012-ALOH, Class A, 3.55%, 04/10/2034 (A)	750,000	758,223
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month LIBOR + 0.35%, 0.44% (D), 03/25/2035 (A)	108,901	101,597
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 0.44% (D), 09/25/2035 (A)	71,484	61,142
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	22,550	23,430
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	14,181	14,508
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	26,139	27,160
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	45,503	32,821
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (D), 11/25/2024 (A)	1,135,000	1,144,177
Series 2018-RPL1, Class A,
3.88% (D), 08/25/2024 (A)	1,160,000	1,168,218
Impac Secured Assets Trust Series 2006-1, Class 2A1, 1-Month LIBOR + 0.70%, 0.79% (D), 05/25/2036	14,934	14,886
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (A)	765,000	811,100
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2006-LDP8, Class X, 0.30% (D), 05/15/2045 (I)	13,197	0
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3, 2.51% (D), 11/25/2033	11,272	11,384
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (A)	154,000	172,463
LHOME Mortgage Trust
Series 2019-RTL2, Class A1,
3.84%, 03/25/2024 (A)	770,000	773,712
Series 2019-RTL3, Class A1,
3.87%, 07/25/2024 (A)	1,360,000	1,371,552
Series 2021-RTL1, Class A1,
2.09% (D), 09/25/2026 (A)	495,000	494,219

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.70% (D), 04/21/2034	$ 16,647	$ 16,683
Series 2004-13, Class 3A7,
2.88% (D), 11/21/2034	9,381	9,473
Series 2004-3, Class 4A2,
2.26% (D), 04/25/2034	7,149	7,184
MASTR Alternative Loan Trust Series 2004-10, Class 1A1, 4.50%, 09/25/2019	1,043	1,045
MASTR Resecuritization Trust, Principal Only STRIPS Series 2005, Class 3, Zero Coupon, 05/28/2035 (A)	7,108	5,325
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 0.71% (D), 10/25/2028	132,332	133,820
Series 2004-1, Class 2A1,
2.12% (D), 12/25/2034	30,820	31,328
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 0.55% (D), 04/25/2029	91,141	90,497
MRCD Mortgage Trust
Series 2019-PARK, Class A,
2.72%, 12/15/2036 (A)	1,020,000	1,062,901
Series 2019-PARK, Class D,
2.72%, 12/15/2036 (A)	890,000	896,931
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	4,009	4,045
Series 2003-A1, Class A5,
7.00%, 04/25/2033	10,066	10,323
PHH Alternative Mortgage Trust, Interest Only STRIPS Series 2007-2, Class 2X, 6.00%, 05/25/2037	88,010	19,529
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24% (D), 09/27/2060 (A)	1,221,324	1,221,063
PRPM LLC
Series 2021-1, Class A1,
2.12% (D), 01/25/2026 (A)	960,940	962,655
Series 2021-2, Class A1,
2.12% (D), 03/25/2026 (A)	750,507	751,827
RALI Trust
Series 2002-QS16, Class A3,
(2.09) * 1-Month LIBOR + 16.62%, 16.43% (D), 10/25/2017	45	40
Series 2004-QS3, Class CB,
5.00%, 03/25/2019	2	2
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 03/11/2031 (A)	160,000	163,702
RCO V Mortgage LLC Series 2020-1, Class A1, 3.10% (D), 09/25/2025 (A)	881,202	888,257

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT,
3.50%, 07/25/2058	$ 1,092,932	$ 1,192,786
Series 2019-3, Class MB,
3.50%, 10/25/2058	574,106	656,004
Series 2019-4, Class M55D,
4.00%, 02/25/2059	919,803	1,011,096
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 0.85% (D), 04/20/2033	56,805	57,558
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 0.69% (D), 12/20/2034	51,409	52,677
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 0.79% (D), 09/20/2034	114,652	113,613
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 0.77% (D), 10/20/2034	89,422	87,418
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 07/15/2041 (A)	1,005,000	1,048,107
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 4A4, 2.54% (D), 02/25/2034	112,615	114,247
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 0.79% (D), 01/19/2034	165,171	164,899
Series 2004-AR1, Class 1A1,
1-Month LIBOR + 0.70%, 0.79% (D), 03/19/2034	128,670	128,450
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 0.75% (D), 10/19/2034	25,164	24,727
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 0.59% (D), 07/19/2035	68,896	69,819
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 1.94% (D), 12/25/2044	35,781	35,752
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72% (D), 09/25/2022	946,000	957,653
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92% (D), 11/30/2060 (A)	1,494,358	1,530,218
TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 09/25/2024 (A)	1,600,000	1,612,204
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (A)	231,000	232,576
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	130,000	132,661

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust (continued)
Series 2013-C6, Class A4,
3.24%, 04/10/2046	$ 286,000	$ 296,024
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS Series 2012-C2, Class XA, 1.44% (D), 05/10/2063 (A)	692,161	6,330
V.M. Jog Engineering Ltd. Series 2017, Class A, 1-Month LIBOR + 4.60%, 6.56% (D), 12/15/2021	654,545	654,545
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (A)	544,235	559,018
VOLT C LLC Series 2021-NPL9, Class A1, 1.99% (D), 05/25/2051 (A)	676,592	676,876
VOLT CI LLC Series 2021-NP10, Class A1, 1.99% (D), 05/25/2051 (A)	632,411	632,834
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89% (D), 02/27/2051 (A)	414,909	414,928
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89% (D), 02/27/2051 (A)	1,435,126	1,433,465
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24% (D), 02/27/2051 (A)	1,024,137	1,025,130
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12% (D), 04/25/2051 (A)	554,886	556,192
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12% (D), 03/27/2051 (A)	850,308	850,749
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24% (D), 04/25/2051 (A)	855,346	855,492
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC, 0.00% (D), 03/15/2045 (A) (I)	48,176	0
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
2.81% (D), 10/25/2033	39,145	39,583
Series 2003-AR6, Class A1,
2.55% (D), 06/25/2033	11,467	11,892
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	29,873	30,540
Series 2003-S9, Class A8,
5.25%, 10/25/2033	24,326	24,910
Series 2004-AR3, Class A2,
2.58% (D), 06/25/2034	6,479	6,657
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2005-4, Class CB7, 5.50%, 06/25/2035	79,504	80,068

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
(1.00) * 1-Month LIBOR + 5.05%, 4.96% (D), 04/25/2035	$ 260,183	$ 34,232
Series 2005-3, Class CX,
5.50%, 05/25/2035	99,154	16,896
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS Series 2003-MS7, Class P, Zero Coupon, 03/25/2033	318	280
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,170,865
Series 2021-SAVE, Class A,
1-Month LIBOR + 1.15%, 1.22% (D), 02/15/2040 (A)	549,958	552,225

Total Mortgage-Backed Securities (Cost $39,748,299)		40,540,851

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.1%
City of Los Angeles Department of Airports, Revenue Bonds, Series C, 6.58%, 05/15/2039	65,000	87,285
University of California Regents Medical Center Pooled Revenue, Revenue Bonds, 3.71%, 05/15/2120	370,000	399,595

		486,880

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	225,000	295,183
5.65%, 11/01/2040	155,000	218,401

		513,584

Ohio - 0.1%
Ohio State University, Revenue Bonds,
Series A,
4.05%, 12/01/2056	106,000	134,976
4.80%, 06/01/2111	130,000	184,331

		319,307

Total Municipal Government Obligations (Cost $1,075,866)		1,319,771

U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.8%
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 0.62% (D), 07/15/2042 - 03/15/2044	759,347	770,858
6-Month LIBOR + 1.71%, 1.96% (D), 08/01/2036	10,250	10,685
6-Month LIBOR + 1.73%, 1.98% (D), 10/01/2036	16,851	17,574
6-Month LIBOR + 1.77%, 2.02% (D), 07/01/2036	23,830	24,859
12-Month LIBOR + 1.69%, 2.07% (D), 12/01/2036	2,461	2,472

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
12-Month LIBOR + 1.67%, 2.07% (D), 11/01/2036	$ 17,111	$ 17,332
6-Month LIBOR + 1.89%, 2.14% (D), 03/01/2037	9,422	9,880
12-Month LIBOR + 1.93%, 2.26% (D), 06/01/2036	45,204	48,125
6-Month LIBOR + 2.11%, 2.36% (D), 02/01/2037	13,062	13,368
1-Year CMT + 2.25%, 2.38% (D), 01/01/2035 - 05/01/2036	26,842	28,535
1-Year CMT + 2.25%, 2.41% (D), 02/01/2036	30,233	31,828
1-Year CMT + 2.36%, 2.48% (D), 10/01/2036	8,797	8,865
1-Year CMT + 2.37%, 2.56% (D), 09/01/2034	24,592	26,198
3.00%, 08/15/2042 - 01/15/2044	1,435,220	1,495,586
3.50%, 01/01/2032 - 06/01/2043	1,308,628	1,408,937
4.00%, 06/01/2042 - 04/01/2049	2,030,639	2,217,525
4.50%, 05/01/2041 - 06/01/2048	831,458	917,261
5.50%, 08/01/2038	17,887	20,826
6.00%, 01/01/2034 - 12/01/2034	51,963	55,765
6.50%, 11/01/2036	12,228	14,358
7.00%, 01/01/2031	36,143	40,618
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.70%, 0.79% (D), 09/25/2022	12,272	12,285
2.62%, 01/25/2023	1,250,000	1,293,371
2.72%, 07/25/2026	896,000	951,340
2.77%, 05/25/2025	750,000	804,549
2.81%, 09/25/2024	591,000	625,784
2.93%, 01/25/2023	302,375	312,230
3.08%, 01/25/2031	1,179,000	1,322,263
3.30% (D), 11/25/2027	553,000	619,225
3.34% (D), 04/25/2028	465,000	518,303
3.69%, 01/25/2029	133,000	153,649
3.85% (D), 05/25/2028	1,340,000	1,552,138
3.90% (D), 08/25/2028	860,000	1,002,544
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.42% (D), 06/15/2043	549,433	552,744
1-Month LIBOR + 0.40%, 0.47% (D), 10/15/2041	147,512	148,258
1-Month LIBOR + 0.40%, 0.51% (D), 07/15/2037	97,524	97,532
1-Month LIBOR + 0.44%, 0.51% (D), 02/15/2037	5,398	5,453
1-Month LIBOR + 0.55%, 0.62% (D), 08/15/2037	340,555	345,525
1-Month LIBOR + 0.68%, 0.75% (D), 11/15/2037	166,837	170,193
3.50%, 03/15/2035	2,000,000	2,242,192
4.00%, 12/15/2041	181,765	201,956
5.00%, 12/15/2022 - 05/15/2041	451,419	517,682
5.50%, 12/15/2022 - 05/15/2038	313,904	363,106
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (D), 05/15/2041	41,307	44,745

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
6.00%, 05/15/2027 - 04/15/2036	$ 598,444	$ 685,814
6.38%, 03/15/2032	49,068	57,287
6.40%, 11/15/2023	7,381	7,722
6.50%, 08/15/2031 - 07/15/2036	280,461	326,572
7.00%, 03/15/2024 - 05/15/2032	402,011	469,110
7.25%, 09/15/2030 - 12/15/2030	104,221	123,796
7.50%, 02/15/2023 - 08/15/2030	29,293	33,075
8.00%, 01/15/2030	82,126	98,480
(1.25) * 1-Month LIBOR + 10.13%, 10.03% (D), 07/15/2032	27,854	32,557
(2.00) * 1-Month LIBOR + 13.29%, 13.14% (D), 07/15/2033	21,231	27,872
(1.83) * 1-Month LIBOR + 14.76%, 14.62% (D), 09/15/2033	4,266	5,658
(3.33) * 1-Month LIBOR + 17.50%, 17.26% (D), 02/15/2040	48,343	66,573
(3.67) * 1-Month LIBOR + 24.49%, 24.23% (D), 06/15/2034	11,831	14,160
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.79% (D), 01/15/2040	45,406	2,103
(1.00) * 1-Month LIBOR + 6.00%, 5.93% (D), 11/15/2037 - 02/15/2039	69,528	12,564
(1.00) * 1-Month LIBOR + 6.20%, 6.13% (D), 06/15/2038	132,564	20,829
(1.00) * 1-Month LIBOR + 6.37%, 6.30% (D), 10/15/2037	296,446	67,194
(1.00) * 1-Month LIBOR + 6.42%, 6.35% (D), 11/15/2037	32,525	5,998
(1.00) * 1-Month LIBOR + 6.80%, 6.73% (D), 04/15/2038	29,117	6,936
(1.00) * 1-Month LIBOR + 7.10%, 7.03% (D), 07/15/2036	9,416	1,923
(1.00) * 1-Month LIBOR + 8.00%, 7.93% (D), 03/15/2032	17,894	3,086
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS 12/15/2032 - 01/15/2040	113,882	105,370
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 1.32% (D), 10/25/2044	112,837	115,880
5.05% (D), 07/25/2032	112,317	125,764
6.50%, 02/25/2043	112,966	134,427
7.00%, 02/25/2043	33,752	40,566
7.50% (D), 08/25/2042	51,203	66,159
Federal Home Loan Mortgage Corp., Interest Only STRIPS 5.00%, 09/15/2035	24,688	4,526
Federal National Mortgage Association
1-Month LIBOR + 0.26%, 0.35% (D), 11/25/2046	82,211	81,597
1-Month LIBOR + 0.35%, 0.44% (D), 09/25/2042	305,412	307,128
1-Month LIBOR + 0.48%, 0.57% (D), 09/01/2024	866,968	866,609
1-Month LIBOR + 0.55%, 0.64% (D), 08/25/2042	199,321	200,332

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
0.67%, 10/25/2030	$ 436,196	$ 427,797
0.75%, 09/25/2028	1,542,539	1,516,063
1.00%, 11/25/2033	908,071	899,197
1-Month LIBOR + 0.93%, 1.03% (D), 11/25/2022	119,917	120,079
1.20%, 10/25/2030	145,000	143,454
1.50%, 01/01/2031	1,000,000	997,775
1.59%, 11/25/2028	400,000	402,027
12-Month LIBOR + 1.79%, 2.16% (D), 01/01/2038	6,507	6,509
1-Year CMT + 2.23%, 2.36% (D), 01/01/2036	14,138	14,991
2.38%, 10/01/2026	970,577	1,027,577
2.41%, 11/01/2029	1,646,118	1,759,526
2.42%, 10/01/2029	1,400,000	1,489,851
2.46%, 02/01/2023	802,519	824,537
2.49%, 05/25/2026	1,000,000	1,064,014
2.70% (D), 04/01/2023	836,138	860,572
2.70%, 07/01/2026	1,457,816	1,566,649
2.79% (D), 06/01/2023	702,514	725,233
2.98%, 08/25/2029	733,000	814,236
3.00%, 01/01/2043	381,310	406,950
3.00%, 07/01/2060 (J)	982,417	1,042,632
3.02% (D), 08/25/2024	560,952	596,434
3.03%, 12/01/2021	404,608	404,530
3.08%, 01/01/2028	2,000,000	2,201,253
3.09% (D), 04/25/2027	1,157,532	1,269,911
3.10%, 09/01/2025	958,065	1,040,640
3.12%, 11/01/2026	939,000	1,028,777
3.15% (D), 03/25/2028	546,000	606,409
3.18% (D), 06/25/2027	980,395	1,082,703
3.19% (D), 02/25/2030	392,000	441,261
3.24%, 10/01/2026	877,846	965,055
3.28% (D), 04/25/2029	937,000	1,052,311
3.29%, 08/01/2026	1,478,655	1,621,466
3.30%, 12/01/2026	944,027	1,042,766
3.33%, 05/01/2028	1,996,311	2,230,008
3.34%, 02/01/2027	1,000,000	1,106,897
3.36%, 12/01/2027	1,001,159	1,118,553
3.38%, 12/01/2023	1,412,781	1,509,056
3.42%, 05/01/2024	600,000	643,855
3.45%, 01/01/2024	929,069	990,428
3.48% (D), 07/25/2028	997,000	1,126,497
3.50%, 08/01/2032 - 03/01/2060	3,380,342	3,643,932
3.67% (D), 09/25/2028	1,000,000	1,143,512
3.74%, 07/01/2023	464,512	487,766
3.76%, 12/01/2035	1,375,544	1,634,500
3.81%, 12/01/2028	730,000	848,327
3.94%, 07/01/2021	500,000	500,009
3.97%, 07/01/2021	422,023	421,938
3.98%, 08/01/2021	825,699	828,044
4.00%, 07/01/2042 - 08/01/2048	2,422,880	2,639,740
4.02%, 08/01/2021	1,043,886	1,043,676
4.05%, 08/01/2021	662,479	662,347
4.06%, 07/01/2021	920,722	920,526
4.45%, 07/01/2026	422,023	476,452
5.00%, 05/01/2023 - 06/01/2048	451,138	497,478
5.50%, 07/01/2022 - 05/01/2036	76,040	84,824

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.50%, 01/01/2058 (J)	$ 1,760,806	$ 2,098,208
6.00%, 12/01/2032 - 11/01/2037	190,932	219,265
6.50%, 12/01/2022 - 10/01/2036	26,206	28,846
8.00%, 11/01/2037	3,507	3,859
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 0.35% (D), 06/27/2036	16,662	16,419
1-Month LIBOR + 0.30%, 0.39% (D), 08/25/2041	72,916	72,847
1-Month LIBOR + 0.35%, 0.44% (D), 04/25/2035 - 08/25/2036	47,961	48,276
1-Month LIBOR + 0.40%, 0.49% (D), 10/25/2042	235,644	238,147
1-Month LIBOR + 0.50%, 0.59% (D), 05/25/2035 - 10/25/2042	465,910	471,559
3.00%, 01/25/2046	336,775	362,131
4.00%, 10/25/2025 - 04/25/2033	497,848	517,379
4.50%, 07/25/2029	1,000,000	1,114,603
5.00%, 07/25/2033 - 08/25/2040	1,113,990	1,311,715
5.11% (D), 12/25/2042	78,403	85,538
5.50%, 04/25/2023 - 07/25/2038	594,834	662,077
5.58% (D), 12/25/2042	42,654	47,243
5.63% (D), 10/25/2042	14,809	16,912
5.75%, 06/25/2033	116,943	133,709
6.00% (D), 07/25/2023	20,627	21,604
6.00%, 11/25/2032 - 11/25/2039	223,507	255,401
6.50%, 02/25/2022 - 05/25/2044	255,459	301,998
7.00%, 03/25/2031 - 11/25/2041	416,581	503,200
(1.33) * 1-Month LIBOR + 7.47%, 7.34% (D), 08/25/2033	35,975	39,939
8.00%, 05/25/2022	852	871
(6.67) * 1-Month LIBOR + 54.00%, 10.00% (D), 03/25/2032	2,059	2,493
(1.88) * 1-Month LIBOR + 11.28%, 11.11% (D), 07/25/2035	53,822	67,085
(1.67) * 1-Month LIBOR + 12.50%, 12.35% (D), 09/25/2033	5,767	6,943
(2.50) * 1-Month LIBOR + 13.75%, 13.52% (D), 07/25/2033	13,042	16,358
(2.00) * 1-Month LIBOR + 14.00%, 13.82% (D), 03/25/2038	4,327	5,160
(1.83) * 1-Month LIBOR + 14.48%, 14.32% (D), 12/25/2032	3,420	4,243
(2.00) * 1-Month LIBOR + 15.50%, 15.34% (D), 11/25/2031	13,566	17,361
(2.75) * 1-Month LIBOR + 16.50%, 16.25% (D), 05/25/2034	10,671	14,047
(2.50) * 1-Month LIBOR + 17.38%, 17.15% (D), 07/25/2035	42,794	61,574
(2.75) * 1-Month LIBOR + 19.53%, 19.27% (D), 04/25/2034 - 05/25/2034	67,564	97,716
(3.50) * 1-Month LIBOR + 23.10%, 22.78% (D), 06/25/2035	10,315	11,151
(4.00) * 1-Month LIBOR + 24.00%, 23.63% (D), 05/25/2034	5,582	8,264
(3.67) * 1-Month LIBOR + 24.57%, 24.23% (D), 03/25/2036	12,698	20,606

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
(3.25) * 1-Month LIBOR + 25.19%, 24.89% (D), 02/25/2032	$ 1,635	$ 2,435
(4.00) * 1-Month LIBOR + 26.20%, 25.83% (D), 10/25/2036	4,383	7,174
(4.00) * 1-Month LIBOR + 26.56%, 26.19% (D), 12/25/2036	4,429	6,768
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.92% (D), 08/25/2042	211,289	3,922
1.45% (D), 01/25/2038	20,352	861
1.61% (D), 04/25/2041	32,396	2,107
(1.00) * 1-Month LIBOR + 5.85%, 5.76% (D), 09/25/2038	100,332	17,473
(1.00) * 1-Month LIBOR + 5.91%, 5.82% (D), 02/25/2038	45,109	8,732
(1.00) * 1-Month LIBOR + 6.10%, 6.01% (D), 06/25/2037	21,640	3,349
(1.00) * 1-Month LIBOR + 6.18%, 6.09% (D), 12/25/2039	7,539	1,196
(1.00) * 1-Month LIBOR + 6.20%, 6.11% (D), 03/25/2038	8,232	1,370
(1.00) * 1-Month LIBOR + 6.42%, 6.33% (D), 04/25/2040	15,505	2,496
(1.00) * 1-Month LIBOR + 6.50%, 6.41% (D), 06/25/2023	153	1
(1.00) * 1-Month LIBOR + 6.53%, 6.44% (D), 01/25/2041	187,254	40,810
(1.00) * 1-Month LIBOR + 6.54%, 6.45% (D), 09/25/2037	31,014	6,700
(1.00) * 1-Month LIBOR + 6.55%, 6.46% (D), 02/25/2039	20,260	4,536
(1.00) * 1-Month LIBOR + 6.58%, 6.49% (D), 06/25/2036	19,764	3,803
6.50%, 05/25/2033	15,524	3,203
(1.00) * 1-Month LIBOR + 6.70%, 6.61% (D), 03/25/2036	375,171	78,580
7.00%, 06/25/2033	21,028	4,131
(1.00) * 1-Month LIBOR + 7.15%, 7.06% (D), 07/25/2037	56,822	14,362
Federal National Mortgage Association REMIC, Principal Only STRIPS 12/25/2032 - 12/25/2043	1,105,891	993,677
Federal National Mortgage Association, Interest Only STRIPS
2.02% (D), 10/25/2030	2,565,535	285,412
2.11% (D), 11/25/2028	1,710,000	212,478
2.12% (D), 07/25/2030 - 11/25/2033	11,114,982	1,473,173
Federal National Mortgage Association, Principal Only STRIPS 09/25/2024 - 01/25/2033	28,191	26,887
FREMF Mortgage Trust
3.70% (D), 11/25/2049 (A)	529,000	575,322
3.81% (D), 01/25/2048 (A)	760,000	820,227
3.99% (D), 07/25/2049 (A)	420,000	442,134
4.21% (D), 11/25/2047 (A)	490,000	527,526
Government National Mortgage Association
1-Month LIBOR + 0.30%, 0.41% (D), 08/20/2060	632	632

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 0.34%, 0.45% (D), 12/20/2062	$ 178,582	$ 178,856
1-Month LIBOR + 0.40%, 0.51% (D), 12/20/2060	409,916	411,059
1-Month LIBOR + 0.41%, 0.52% (D), 03/20/2063	391,757	392,882
1-Month LIBOR + 0.43%, 0.54% (D), 04/20/2060	2,140	2,150
1-Month LIBOR + 0.45%, 0.56% (D), 03/20/2060 - 08/20/2067	1,005,021	1,008,300
1-Month LIBOR + 0.47%, 0.58% (D), 07/20/2064 - 08/20/2065	2,166,196	2,177,590
1-Month LIBOR + 0.48%, 0.59% (D), 02/20/2065	921,902	919,959
1-Month LIBOR + 0.50%, 0.61% (D), 06/20/2064 - 07/20/2064	2,463,242	2,478,613
1-Month LIBOR + 0.52%, 0.62% (D), 10/20/2062	169,571	170,288
1-Month LIBOR + 0.52%, 0.63% (D), 09/20/2065	454,267	457,852
1-Month LIBOR + 0.55%, 0.66% (D), 07/20/2062	475	479
1-Month LIBOR + 0.58%, 0.69% (D), 09/20/2062 - 05/20/2066	255,214	256,208
1-Month LIBOR + 0.65%, 0.76% (D), 01/20/2064 - 03/20/2064	1,676,169	1,688,830
1-Month LIBOR + 0.66%, 0.77% (D), 12/20/2065	362,737	367,374
1-Month LIBOR + 0.70%, 0.81% (D), 05/20/2061	1,451	1,467
1-Month LIBOR + 1.00%, 1.11% (D), 12/20/2066	375,945	385,258
1.65%, 01/20/2063	40,878	40,959
2.00%, 05/16/2049	58,546	59,515
2.15% (D), 07/16/2048	11,495	11,652
2.50%, 01/20/2051 - 09/16/2056	5,474,468	5,681,650
3.50%, 11/20/2039 - 06/20/2046	802,347	851,477
4.50%, 05/20/2048 - 11/20/2049	6,183,005	6,695,584
4.80% (D), 10/20/2043	497,484	570,796
5.50%, 01/16/2033 - 09/20/2039	797,784	898,747
5.52% (D), 01/20/2038	211,934	248,256
5.58% (D), 07/20/2040	159,374	186,369
5.88% (D), 12/20/2038	63,769	74,127
6.00%, 09/20/2038 - 08/20/2039	101,910	116,451
6.50%, 06/20/2033	389,661	433,572
(2.00) * 1-Month LIBOR + 13.40%, 13.21% (D), 10/20/2037	14,277	16,290
(2.41) * 1-Month LIBOR + 16.43%, 16.25% (D), 06/17/2035	8,461	10,534
(2.20) * 1-Month LIBOR + 16.72%, 16.56% (D), 05/18/2034	296	362
(2.75) * 1-Month LIBOR + 19.66%, 19.46% (D), 04/16/2034	24,896	35,042
(3.00) * 1-Month LIBOR + 20.21%, 19.92% (D), 09/20/2037	5,986	7,816
(3.50) * 1-Month LIBOR + 23.28%, 22.95% (D), 04/20/2037	21,591	31,004
(4.91) * 1-Month LIBOR + 29.46%, 29.01% (D), 09/20/2034	11,403	17,671

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS
5.50%, 10/16/2037	$ 31,135	$ 1,415
(1.00) * 1-Month LIBOR + 5.70%, 5.61% (D), 12/20/2038	25,235	3,223
(1.00) * 1-Month LIBOR + 5.83%, 5.74% (D), 02/20/2038	41,545	5,025
(1.00) * 1-Month LIBOR + 6.00%, 5.91% (D), 11/20/2037	39,072	4,694
(1.00) * 1-Month LIBOR + 6.08%, 5.99% (D), 06/20/2039	24,905	3,596
(1.00) * 1-Month LIBOR + 6.10%, 6.01% (D), 10/20/2034	52,011	7,950
(1.00) * 1-Month LIBOR + 6.10%, 6.03% (D), 02/16/2039	13,778	1,323
(1.00) * 1-Month LIBOR + 6.20%, 6.11% (D), 03/20/2037 - 06/20/2038	86,330	12,889
(1.00) * 1-Month LIBOR + 6.27%, 6.18% (D), 04/20/2039	31,504	4,875
(1.00) * 1-Month LIBOR + 6.30%, 6.21% (D), 09/20/2035 - 03/20/2039	100,221	17,424
(1.00) * 1-Month LIBOR + 6.40%, 6.33% (D), 05/16/2038	90,153	16,014
(1.00) * 1-Month LIBOR + 6.47%, 6.40% (D), 06/16/2037	28,226	3,374
(1.00) * 1-Month LIBOR + 6.55%, 6.46% (D), 11/20/2037 - 12/20/2037	35,835	4,775
6.50%, 03/20/2039	18,943	4,180
(1.00) * 1-Month LIBOR + 6.75%, 6.66% (D), 07/20/2037	67,251	12,602
(1.00) * 1-Month LIBOR + 6.78%, 6.68% (D), 08/20/2037	44,788	1,270
(1.00) * 1-Month LIBOR + 6.81%, 6.74% (D), 04/16/2037	23,228	5,063
Government National Mortgage Association, Principal Only STRIPS 03/16/2033 - 01/20/2038	72,175	69,020
Resolution Funding Corp., Principal Only STRIPS Zero Coupon, 04/15/2030	400,000	346,386
Tennessee Valley Authority
4.25%, 09/15/2065 (E)	397,000	557,374
4.63%, 09/15/2060	257,000	377,948
5.88%, 04/01/2036	698,000	1,039,017
Tennessee Valley Authority, Principal Only STRIPS
11/01/2025 - 03/15/2032	1,050,000	971,217
01/15/2038	150,000	99,237
Uniform Mortgage-Backed Security
2.00%, TBA (J)	1,290,000	1,327,452
2.50%, TBA (J)	15,260,000	15,740,147
Vendee Mortgage Trust Series 1997-1, Class 2Z, 7.50%, 02/15/2027	149,880	168,396

Total U.S. Government Agency Obligations (Cost $136,023,387)		141,344,888

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 19.2%
U.S. Treasury - 19.0%
U.S. Treasury Bond
1.25%, 05/15/2050	$ 35,000	$ 28,597
1.38%, 08/15/2050	165,000	139,193
1.63%, 11/15/2050	825,000	741,340
1.88%, 02/15/2051 (E)	5,103,000	4,874,960
2.00%, 02/15/2050	3,318,000	3,261,620
2.25%, 08/15/2046 - 08/15/2049	1,593,100	1,649,161
2.38%, 11/15/2049	3,390,000	3,611,807
2.50%, 02/15/2045 - 02/15/2046	4,000,000	4,333,906
2.75%, 11/15/2042	2,080,000	2,343,738
2.88%, 05/15/2043 - 08/15/2045	2,570,000	2,959,389
3.00%, 11/15/2044	95,000	111,914
3.00%, 02/15/2048 (E)	240,000	286,209
3.13%, 02/15/2043 - 05/15/2048 (E)	1,184,000	1,424,812
3.63%, 08/15/2043 - 02/15/2044	1,354,000	1,748,650
3.75%, 11/15/2043	2,923,000	3,839,178
3.88%, 08/15/2040	130,000	171,006
U.S. Treasury Bond, Principal Only STRIPS
05/15/2022 - 02/15/2026 (E)	10,020,000	9,778,234
11/15/2022 - 08/15/2041	13,475,000	12,199,382
U.S. Treasury Note
0.38%, 09/30/2027	120,000	114,708
0.50%, 02/28/2026	4,000,000	3,941,094
0.88%, 11/15/2030 (E)	2,835,000	2,698,123
1.13%, 09/30/2021	2,060,000	2,065,479
1.25%, 07/31/2023 - 03/31/2028	5,230,000	5,301,742
1.38%, 08/31/2023 (E)	1,500,000	1,535,449
1.38%, 09/30/2023	3,000,000	3,072,305
1.63%, 08/15/2022 - 08/15/2029 (E)	540,000	549,458
1.63%, 08/31/2022 - 05/15/2031	5,820,000	5,974,335
1.75%, 07/15/2022 - 12/31/2026	7,088,000	7,232,797
1.75%, 05/15/2023 (E)	2,860,000	2,940,884
1.88%, 11/30/2021	1,700,000	1,712,750
2.00%, 10/31/2021 - 02/15/2025	1,681,000	1,758,682
2.00%, 02/15/2023 (E)	3,000,000	3,087,539
2.13%, 02/29/2024	2,183,000	2,283,964
2.13%, 05/15/2025 (E)	1,500,000	1,584,258
2.25%, 11/15/2024 (E)	238,000	251,620
2.75%, 05/31/2023	184,000	192,826
2.88%, 04/30/2025	265,000	287,484

		100,088,593

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Indexed Bond
2.13%, 02/15/2040	$ 247,046	$ 368,674
2.50%, 01/15/2029	124,351	160,235
U.S. Treasury Inflation-Indexed Note 0.13%, 01/15/2022	267,767	273,771

		802,680

Total U.S. Government Obligations (Cost $96,181,446)		100,891,273

	Shares	Value
OTHER INVESTMENT COMPANY - 4.6%
Securities Lending Collateral - 4.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (K)	24,446,616	24,446,616

Total Other Investment Company (Cost $24,446,616)		24,446,616

	Principal	Value
REPURCHASE AGREEMENT - 6.7%
Fixed Income Clearing Corp., 0.00% (K), dated 06/30/2021, to be repurchased at $35,395,659 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $36,103,600.	$35,395,659	35,395,659

Total Repurchase Agreement (Cost $35,395,659)		35,395,659

Total Investments (Cost $547,877,538)		569,544,289
Net Other Assets (Liabilities) - (8.1)%		(42,706,803)

Net Assets - 100.0%		$526,837,486

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$43,656,142	$2,957,745	$46,613,887
Corporate Debt Securities	—	173,109,366	—	173,109,366
Foreign Government Obligations	—	5,881,978	—	5,881,978
Mortgage-Backed Securities	—	39,542,616	998,235	40,540,851
Municipal Government Obligations	—	1,319,771	—	1,319,771

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
U.S. Government Agency Obligations	$—	$141,344,888	$—	$141,344,888
U.S. Government Obligations	—	100,891,273	—	100,891,273
Other Investment Company	24,446,616	—	—	24,446,616
Repurchase Agreement	—	35,395,659	—	35,395,659

Total Investments	$24,446,616	$541,141,693	$3,955,980	$569,544,289

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Mortgage-Backed Securities (H)	$—	$—	$998,235	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the total value of 144A securities is $121,032,658, representing 23.0% of the Portfolio’s net assets.
(B)	Securities are Level 3 of the fair value hierarchy.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2021, the total value of securities is $8,289,389, representing 1.6% of the Portfolio’s net assets.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $36,791,654, collateralized by cash collateral of $24,446,616 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $13,098,223. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(I)	Rounds to less than $1 or $(1).
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Rates disclosed reflect the yields at June 30, 2021.
(L)	The Portfolio recognizes transfers in and out of Level 3 as of June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $512,481,879) (including securities loaned of $36,791,654)	$534,148,630
Repurchase agreement, at value (cost $35,395,659)	35,395,659
Cash	287
Receivables and other assets:
Investments sold	78,252
When-issued, delayed-delivery, forward and TBA commitments sold	14,419,712
Net income from securities lending	2,420
Shares of beneficial interest sold	125,347
Interest	2,347,633
Tax reclaims	215
Prepaid expenses	1,840

Total assets	586,519,995

Liabilities:
Cash collateral received upon return of:
Securities on loan	24,446,616
Payables and other liabilities:
Investments purchased	50,815
When-issued, delayed-delivery, forward and TBA commitments purchased	34,569,343
Shares of beneficial interest redeemed	118,380
Investment management fees	213,584
Distribution and service fees	83,408
Transfer agent costs	1,397
Trustees, CCO and deferred compensation fees	8,343
Audit and tax fees	23,132
Custody fees	72,816
Legal fees	4,581
Printing and shareholder reports fees	78,700
Other accrued expenses	11,394

Total liabilities	59,682,509

Net assets	$526,837,486

Net assets consist of:
Capital stock ($0.01 par value)	$371,237
Additional paid-in capital	466,681,750
Total distributable earnings (accumulated losses)	59,784,499

Net assets	$526,837,486

Net assets by class:
Initial Class	$156,482,938
Service Class	370,354,548

Shares outstanding:
Initial Class	11,573,319
Service Class	25,550,409

Net asset value and offering price per share:
Initial Class	$13.52
Service Class	14.50

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Interest income	$7,013,704
Net income from securities lending	12,437

Total investment income	7,026,141

Expenses:
Investment management fees	1,175,760
Distribution and service fees:
Service Class	459,271
Transfer agent costs	3,820
Trustees, CCO and deferred compensation fees	13,131
Audit and tax fees	23,528
Custody fees	73,420
Legal fees	16,554
Printing and shareholder reports fees	40,358
Other	16,308

Total expenses	1,822,150

Net investment income (loss)	5,203,991

Net realized gain (loss) on:
Investments	2,137,188

Net change in unrealized appreciation (depreciation) on:
Investments	(13,070,081)

Net realized and change in unrealized gain (loss)	(10,932,893)

Net increase (decrease) in net assets resulting from operations	$(5,728,902)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$5,203,991	$11,697,814
Net realized gain (loss)	2,137,188	19,197,255
Net change in unrealized appreciation (depreciation)	(13,070,081)	8,686,279

Net increase (decrease) in net assets resulting from operations	(5,728,902)	39,581,348

Dividends and/or distributions to shareholders:
Initial Class	—	(6,385,087)
Service Class	—	(12,693,642)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(19,078,729)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,872,963	15,489,770
Service Class	20,247,723	58,947,376

	23,120,686	74,437,146

Dividends and/or distributions reinvested:
Initial Class	—	6,385,087
Service Class	—	12,693,642

	—	19,078,729

Cost of shares redeemed:
Initial Class	(6,098,972)	(233,365,929)
Service Class	(22,359,159)	(26,635,353)

	(28,458,131)	(260,001,282)

Net increase (decrease) in net assets resulting from capital share transactions	(5,337,445)	(166,485,407)

Net increase (decrease) in net assets	(11,066,347)	(145,982,788)

Net assets:
Beginning of period/year	537,903,833	683,886,621

End of period/year	$526,837,486	$537,903,833

Capital share transactions - shares:
Shares issued:
Initial Class	214,033	1,143,378
Service Class	1,402,257	4,035,235

	1,616,290	5,178,613

Shares reinvested:
Initial Class	—	472,619
Service Class	—	874,218

	—	1,346,837

Shares redeemed:
Initial Class	(453,820)	(17,259,691)
Service Class	(1,552,209)	(1,840,040)

	(2,006,029)	(19,099,731)

Net increase (decrease) in shares outstanding:
Initial Class	(239,787)	(15,643,694)
Service Class	(149,952)	3,069,413

	(389,739)	(12,574,281)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$13.65		$13.23	$12.52	$12.94		$12.86		$12.83

Investment operations:
Net investment income (loss) (A)	0.14		0.32	0.35	0.34		0.31		0.30	(B)
Net realized and unrealized gain (loss)	(0.27)		0.66	0.72	(0.33)		0.16		0.01	(C)

Total investment operations	(0.13)		0.98	1.07	0.01		0.47		0.31

Dividends and/or distributions to shareholders:
Net investment income	—		(0.52)	(0.36)	(0.43)		(0.39)		(0.28)
Net realized gains	—		(0.04)	—	—		—		—

Total dividends and/or distributions to shareholders	—		(0.56)	(0.36)	(0.43)		(0.39)		(0.28)

Net asset value, end of period/year	$13.52		$13.65	$13.23	$12.52		$12.94		$12.86

Total return	(0.95	)%(D)	7.46%	8.53%	0.08%		3.66%		2.39%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$156,483		$161,281	$363,293	$351,911		$352,261		$566,006
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.52	%(E)	0.52%	0.52%	0.51%		0.52%		0.52%
Including waiver and/or reimbursement and recapture	0.52	%(E)	0.52%	0.52%	0.51	%(F)	0.52	%(F)	0.52	%(B)
Net investment income (loss) to average net assets	2.17	%(E)	2.37%	2.65%	2.70%		2.37%		2.24	%(B)
Portfolio turnover rate	13	%(D)	30%	26%	35%		26%		25%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$14.65		$14.17	$13.39	$13.80		$13.69		$13.66

Investment operations:
Net investment income (loss) (A)	0.14		0.31	0.33	0.33		0.29		0.28	(B)
Net realized and unrealized gain (loss)	(0.29)		0.70	0.78	(0.35)		0.18		0.01	(C)

Total investment operations	(0.15)		1.01	1.11	(0.02)		0.47		0.29

Dividends and/or distributions to shareholders:
Net investment income	—		(0.49)	(0.33)	(0.39)		(0.36)		(0.26)
Net realized gains	—		(0.04)	—	—		—		—

Total dividends and/or distributions to shareholders	—		(0.53)	(0.33)	(0.39)		(0.36)		(0.26)

Net asset value, end of period/year	$14.50		$14.65	$14.17	$13.39		$13.80		$13.69

Total return	(1.02	)%(D)	7.16%	8.25%	(0.09)%		3.42%		2.06%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$370,354		$376,623	$320,594	$274,017		$278,675		$259,165
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77	%(E)	0.77%	0.77%	0.76%		0.77%		0.77%
Including waiver and/or reimbursement and recapture	0.77	%(E)	0.77%	0.77%	0.76	%(F)	0.77	%(F)	0.76	%(B)
Net investment income (loss) to average net assets	1.92	%(E)	2.11%	2.40%	2.45%		2.13%		2.00	%(B)
Portfolio turnover rate	13	%(D)	30%	26%	35%		26%		25%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Core Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2021, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2021, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$7,416,581	$—	$—	$—	$7,416,581
Foreign Government Obligations	278,315	—	—	—	278,315
U.S. Government Agency Obligations	562,365	—	—	—	562,365
U.S. Government Obligations	16,189,355	—	—	—	16,189,355
Total Securities Lending Transactions	$24,446,616	$—	$—	$—	$24,446,616
Total Borrowings	$24,446,616	$—	$—	$—	$24,446,616

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

Fixed-income securities risk: Fixed-income securities are subject to risks including credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

Interest rate risk: Interest rates in the U.S. and certain foreign markets have been low relative to historic levels. The Portfolio faces a risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A general rise in interest rates may cause investors to sell fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). Plans are underway to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR recently announced a possible delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instrument in which the Portfolio invests, and financial markets generally.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $750 million	0.450%
Over $750 million up to $1 billion	0.390
Over $1 billion up to $1.5 billion	0.375
Over $1.5 billion up to $3 billion	0.370
Over $3 billion	0.365

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2021
Initial Class	0.58%	May 1, 2022
Service Class	0.83	May 1, 2022
Prior to May 1, 2021
Initial Class	0.65
Service Class	0.90

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 56,652,936	$ 27,337,473	$ 37,667,612	$ 26,604,852

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 547,877,538	$ 24,509,039	$ (2,842,288)	$ 21,666,751

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2010-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

11. NEW ACCOUNTING PRONOUNCEMENT (continued)

risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

12. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Core Bond VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,162.40	$3.32	$1,021.70	$3.11	0.62%
Service Class	1,000.00	1,161.10	4.66	1,020.50	4.36	0.87

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.9%
Repurchase Agreement	1.2
Net Other Assets (Liabilities) ^	(0.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 1.0%
General Dynamics Corp.	19,302	$ 3,633,795
Northrop Grumman Corp.	20,794	7,557,163
Raytheon Technologies Corp.	130,175	11,105,229

		22,296,187

Air Freight & Logistics - 1.3%
FedEx Corp.	46,201	13,783,145
United Parcel Service, Inc., Class B	71,292	14,826,597

		28,609,742

Airlines - 0.3%
Delta Air Lines, Inc. (A)	55,321	2,393,187
Southwest Airlines Co. (A)	71,715	3,807,349

		6,200,536

Auto Components - 0.3%
Aptiv PLC (A)	14,660	2,306,458
Magna International, Inc.	52,548	4,868,047

		7,174,505

Automobiles - 1.7%
General Motors Co. (A)	81,102	4,798,805
Tesla, Inc. (A)	44,844	30,480,467

		35,279,272

Banks - 3.6%
Bank of America Corp.	279,514	11,524,362
Citigroup, Inc.	222,432	15,737,064
KeyCorp	47,494	980,751
Regions Financial Corp.	314,685	6,350,343
SVB Financial Group (A)	6,935	3,858,842
Truist Financial Corp.	126,428	7,016,754
US Bancorp	166,939	9,510,515
Wells Fargo & Co.	469,989	21,285,802

		76,264,433

Beverages - 1.0%
Coca-Cola Co.	287,820	15,573,940
Constellation Brands, Inc., Class A	28,884	6,755,679

		22,329,619

Biotechnology - 2.1%
AbbVie, Inc.	198,437	22,351,944
Alexion Pharmaceuticals, Inc. (A)	12,417	2,281,127
Biogen, Inc. (A)	18,600	6,440,622
Regeneron Pharmaceuticals, Inc. (A)	10,618	5,930,578
Vertex Pharmaceuticals, Inc. (A)	42,389	8,546,894

		45,551,165

Building Products - 1.2%
Johnson Controls International PLC	43,480	2,984,033
Masco Corp.	111,418	6,563,634
Trane Technologies PLC	81,437	14,995,809

		24,543,476

Capital Markets - 4.1%
Ameriprise Financial, Inc.	6,766	1,683,922
Charles Schwab Corp.	28,910	2,104,937
Goldman Sachs Group, Inc.	49,232	18,685,021
Intercontinental Exchange, Inc.	86,056	10,214,847
Morgan Stanley	170,496	15,632,778
S&P Global, Inc.	46,153	18,943,499
State Street Corp.	107,662	8,858,430
T. Rowe Price Group, Inc.	56,031	11,092,457

		87,215,891

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 2.0%
Air Products & Chemicals, Inc.	9,141	$ 2,629,683
Celanese Corp.	20,338	3,083,241
DuPont de Nemours, Inc.	89,820	6,952,966
Eastman Chemical Co.	85,788	10,015,749
Linde PLC	21,982	6,354,996
LyondellBasell Industries NV, Class A	15,317	1,575,660
PPG Industries, Inc.	71,924	12,210,537

		42,822,832

Commercial Services & Supplies - 0.1%
Cintas Corp.	6,105	2,332,110

Communications Equipment - 0.4%
Cisco Systems, Inc.	128,890	6,831,170
Motorola Solutions, Inc.	5,693	1,234,527

		8,065,697

Consumer Finance - 0.5%
Capital One Financial Corp.	72,533	11,220,130

Containers & Packaging - 0.3%
Crown Holdings, Inc.	23,009	2,351,750
WestRock Co.	61,868	3,292,615

		5,644,365

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B (A)	125,004	34,741,112
Voya Financial, Inc.	21,511	1,322,926

		36,064,038

Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	240,868	13,495,834

Electric Utilities - 1.8%
Duke Energy Corp.	117,564	11,605,918
Evergy, Inc.	92,030	5,561,373
NextEra Energy, Inc.	213,254	15,627,253
Xcel Energy, Inc.	96,984	6,389,306

		39,183,850

Electrical Equipment - 0.7%
Eaton Corp. PLC	97,596	14,461,775

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	33,720	2,306,785

Entertainment - 1.2%
Netflix, Inc. (A)	32,757	17,302,575
Walt Disney Co. (A)	41,848	7,355,623

		24,658,198

Equity Real Estate Investment Trusts - 1.8%
Camden Property Trust	41,323	5,482,323
Equinix, Inc.	11,574	9,289,292
Equity Lifestyle Properties, Inc.	23,988	1,782,548
Mid-America Apartment Communities, Inc.	25,758	4,338,162
Prologis, Inc.	86,541	10,344,246
Public Storage	5,549	1,668,529
Sun Communities, Inc.	11,812	2,024,577
UDR, Inc.	17,086	836,872
Ventas, Inc.	60,674	3,464,485

		39,231,034

Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	18,155	7,183,389
Kroger Co.	16,655	638,053

		7,821,442

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.6%
Mondelez International, Inc., Class A	198,678	$ 12,405,454

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	116,593	13,516,627
ABIOMED, Inc. (A)	2,600	811,486
Becton Dickinson & Co.	25,247	6,139,818
Boston Scientific Corp. (A)	204,390	8,739,716
Danaher Corp.	11,000	2,951,960
DexCom, Inc. (A)	5,464	2,333,128
Intuitive Surgical, Inc. (A)	3,912	3,597,632
Medtronic PLC	146,609	18,198,575
Zimmer Biomet Holdings, Inc.	63,851	10,268,518

		66,557,460

Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	19,160	2,193,628
Anthem, Inc.	28,812	11,000,422
Centene Corp. (A)	51,215	3,735,110
Cigna Corp.	54,304	12,873,849
UnitedHealth Group, Inc.	70,071	28,059,231

		57,862,240

Hotels, Restaurants & Leisure - 1.0%
Booking Holdings, Inc. (A)	3,981	8,710,786
Hilton Worldwide Holdings, Inc. (A)	44,168	5,327,544
Royal Caribbean Cruises Ltd. (A)	12,722	1,084,932
Yum! Brands, Inc.	58,893	6,774,462

		21,897,724

Household Durables - 0.5%
D.R. Horton, Inc.	8,117	733,533
Lennar Corp., Class A	95,710	9,508,789

		10,242,322

Household Products - 1.5%
Kimberly-Clark Corp.	60,256	8,061,048
Procter & Gamble Co.	183,219	24,721,739

		32,782,787

Industrial Conglomerates - 0.4%
Honeywell International, Inc.	42,653	9,355,936

Insurance - 1.8%
Allstate Corp.	22,691	2,959,814
American International Group, Inc.	72,357	3,444,193
Chubb Ltd.	41,331	6,569,149
Hartford Financial Services Group, Inc.	91,059	5,642,926
Marsh & McLennan Cos., Inc.	20,419	2,872,545
Progressive Corp.	113,448	11,141,728
Prudential Financial, Inc.	33,995	3,483,468
Travelers Cos., Inc.	14,499	2,170,646

		38,284,469

Interactive Media & Services - 6.9%
Alphabet, Inc., Class A (A)	22,504	54,950,042
Alphabet, Inc., Class C (A)	17,751	44,489,687
Facebook, Inc., Class A (A)	140,365	48,806,314

		148,246,043

Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc. (A)	28,043	96,472,407

IT Services - 4.8%
Accenture PLC, Class A	82,792	24,406,254
Fiserv, Inc. (A)	8,759	936,249

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
FleetCor Technologies, Inc. (A)	4,995	$ 1,279,020
Mastercard, Inc., Class A	83,031	30,313,788
PayPal Holdings, Inc. (A)	62,988	18,359,742
Visa, Inc., Class A	117,420	27,455,144

		102,750,197

Life Sciences Tools & Services - 1.4%
Illumina, Inc. (A)	12,442	5,887,679
Thermo Fisher Scientific, Inc.	44,856	22,628,506
Waters Corp. (A)	4,020	1,389,352

		29,905,537

Machinery - 2.2%
Deere & Co.	52,656	18,572,298
Ingersoll Rand, Inc. (A)	65,462	3,195,200
Otis Worldwide Corp.	55,755	4,559,086
Parker-Hannifin Corp.	29,571	9,081,550
Stanley Black & Decker, Inc.	58,353	11,961,782

		47,369,916

Media - 1.7%
Altice USA, Inc., Class A (A)	60,824	2,076,531
Charter Communications, Inc., Class A (A)	19,111	13,787,631
Comcast Corp., Class A	350,992	20,013,564
Fox Corp., Class A	13,624	505,859

		36,383,585

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	72,112	2,676,076

Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	68,680	1,684,034
Public Service Enterprise Group, Inc.	34,902	2,085,045
Sempra Energy	65,669	8,699,829

		12,468,908

Multiline Retail - 0.7%
Dollar General Corp.	8,806	1,905,530
Dollar Tree, Inc. (A)	40,680	4,047,660
Target Corp.	35,929	8,685,477

		14,638,667

Oil, Gas & Consumable Fuels - 2.8%
Cabot Oil & Gas Corp.	27,677	483,240
Cheniere Energy, Inc. (A)	35,312	3,062,963
Chevron Corp.	112,211	11,752,980
ConocoPhillips	133,315	8,118,884
Diamondback Energy, Inc.	62,038	5,824,748
EOG Resources, Inc.	68,447	5,711,218
Kinder Morgan, Inc.	127,157	2,318,072
Phillips 66	63,210	5,424,682
Pioneer Natural Resources Co.	60,069	9,762,414
Williams Cos., Inc.	315,020	8,363,781

		60,822,982

Personal Products - 0.3%
Estee Lauder Cos., Inc., Class A	22,935	7,295,165

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	284,888	19,036,216
Eli Lilly & Co.	83,189	19,093,539
Johnson & Johnson	130,272	21,461,009
Merck & Co., Inc.	145,927	11,348,743

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Organon & Co. (A)	17,645	$ 533,938
Pfizer, Inc.	103,684	4,060,266

		75,533,711

Professional Services - 0.5%
Booz Allen Hamilton Holding Corp.	32,176	2,740,752
Leidos Holdings, Inc.	67,760	6,850,536

		9,591,288

Road & Rail - 1.0%
Lyft, Inc., Class A (A)	48,788	2,950,698
Norfolk Southern Corp.	44,266	11,748,639
Union Pacific Corp.	34,476	7,582,307

		22,281,644

Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices, Inc. (A)	137,500	12,915,375
Analog Devices, Inc.	88,906	15,306,057
Applied Materials, Inc.	123,083	17,527,019
Intel Corp.	120,937	6,789,403
Lam Research Corp.	28,437	18,503,956
Microchip Technology, Inc.	27,827	4,166,815
Micron Technology, Inc. (A)	25,954	2,205,571
NVIDIA Corp.	36,061	28,852,406
NXP Semiconductors NV	52,637	10,828,484
QUALCOMM, Inc.	20,811	2,974,516
Texas Instruments, Inc.	115,007	22,115,846

		142,185,448

Software - 8.7%
Fortinet, Inc. (A)	8,283	1,972,928
Intuit, Inc.	38,414	18,829,390
Microsoft Corp.	522,229	141,471,836
Oracle Corp.	106,761	8,310,276
salesforce.com, Inc. (A)	50,014	12,216,920
Workday, Inc., Class A (A)	17,701	4,225,937

		187,027,287

Specialty Retail - 3.3%
AutoZone, Inc. (A)	1,326	1,978,684
Best Buy Co., Inc.	73,405	8,440,107
Home Depot, Inc.	62,437	19,910,535
Lowe’s Cos., Inc.	108,628	21,070,573

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
O’Reilly Automotive, Inc. (A)	19,011	$ 10,764,218
TJX Cos., Inc.	124,077	8,365,271

		70,529,388

Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	931,479	127,575,364
Seagate Technology Holdings PLC	101,044	8,884,799

		136,460,163

Textiles, Apparel & Luxury Goods - 1.0%
Carter’s, Inc.	43,460	4,483,768
NIKE, Inc., Class B	103,755	16,029,110

		20,512,878

Tobacco - 1.2%
Altria Group, Inc.	213,344	10,172,242
Philip Morris International, Inc.	152,885	15,152,432

		25,324,674

Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc. (A)	127,709	18,496,094

Total Common Stocks (Cost $1,458,085,195)		2,119,133,366

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 0.00% (B), dated 06/30/2021, to be repurchased at $26,046,346 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $26,567,274.	$ 26,046,346	26,046,346

Total Repurchase Agreement (Cost $26,046,346)		26,046,346

Total Investments (Cost $1,484,131,541)		2,145,179,712
Net Other Assets (Liabilities) - (0.1)%		(1,933,684)

Net Assets - 100.0%		$ 2,143,246,028

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	106	09/17/2021	$22,372,073	$22,729,580	$ 357,507	$ —

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,119,133,366	$—	$—	$2,119,133,366
Repurchase Agreement	—	26,046,346	—	26,046,346

Total Investments	$2,119,133,366	$26,046,346	$—	$2,145,179,712

Other Financial Instruments
Futures Contracts (D)	$357,507	$—	$—	$357,507

Total Other Financial Instruments	$357,507	$—	$—	$357,507

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at June 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $1,458,085,195)	$2,119,133,366
Repurchase agreement, at value (cost $26,046,346)	26,046,346
Cash collateral pledged at broker for:
Futures contracts	1,462,000
Receivables and other assets:
Investments sold	1,949,401
Shares of beneficial interest sold	62,286
Dividends	1,808,591
Variation margin receivable on futures contracts	39,269
Prepaid expenses	5,644

Total assets	2,150,506,903

Liabilities:
Payables and other liabilities:
Investments purchased	1,828,293
Shares of beneficial interest redeemed	4,093,070
Investment management fees	1,132,345
Distribution and service fees	27,513
Transfer agent costs	3,848
Trustees, CCO and deferred compensation fees	27,353
Audit and tax fees	18,961
Custody fees	64,065
Legal fees	14,763
Printing and shareholder reports fees	16,707
Other accrued expenses	33,957

Total liabilities	7,260,875

Net assets	$2,143,246,028

Net assets consist of:
Capital stock ($0.01 par value)	$766,274
Additional paid-in capital	1,126,041,936
Total distributable earnings (accumulated losses)	1,016,437,818

Net assets	$2,143,246,028

Net assets by class:
Initial Class	$2,019,951,279
Service Class	123,294,749

Shares outstanding:
Initial Class	72,195,822
Service Class	4,431,529

Net asset value and offering price per share:
Initial Class	$27.98
Service Class	27.82

STATEMENT OF OPERATIONS

For the period ended June 30, 2021 (unaudited)

Investment Income:
Dividend income	$11,534,236
Net income from securities lending	402
Withholding taxes on foreign income	(14,604)

Total investment income	11,520,034

Expenses:
Investment management fees	5,282,263
Distribution and service fees:
Service Class	146,238
Transfer agent costs	11,678
Trustees, CCO and deferred compensation fees	45,823
Audit and tax fees	19,118
Custody fees	58,362
Legal fees	52,707
Printing and shareholder reports fees	11,064
Other	37,675

Total expenses	5,664,928

Net investment income (loss)	5,855,106

Net realized gain (loss) on:
Investments	91,449,005
Futures contracts	2,104,510

Net realized gain (loss)	93,553,515

Net change in unrealized appreciation (depreciation) on:
Investments	171,684,440
Futures contracts	262,589

Net change in unrealized appreciation (depreciation)	171,947,029

Net realized and change in unrealized gain (loss)	265,500,544

Net increase (decrease) in net assets resulting from operations	$271,355,650

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$5,855,106	$17,238,111
Net realized gain (loss)	93,553,515	243,361,514
Net change in unrealized appreciation (depreciation)	171,947,029	24,507,788

Net increase (decrease) in net assets resulting from operations	271,355,650	285,107,413

Dividends and/or distributions to shareholders:
Initial Class	—	(134,402,907)
Service Class	—	(9,225,097)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(143,628,004)

Capital share transactions:
Proceeds from shares sold:
Initial Class	342,448,139	80,411,492
Service Class	5,213,918	20,185,716

	347,662,057	100,597,208

Dividends and/or distributions reinvested:
Initial Class	—	134,402,907
Service Class	—	9,225,097

	—	143,628,004

Cost of shares redeemed:
Initial Class	(105,634,876)	(877,768,237)
Service Class	(13,935,232)	(17,466,275)

	(119,570,108)	(895,234,512)

Net increase (decrease) in net assets resulting from capital share transactions	228,091,949	(651,009,300)

Net increase (decrease) in net assets	499,447,599	(509,529,891)

Net assets:
Beginning of period/year	1,643,798,429	2,153,328,320

End of period/year	$2,143,246,028	$1,643,798,429

Capital share transactions - shares:
Shares issued:
Initial Class	12,796,674	4,084,984
Service Class	198,415	995,250

	12,995,089	5,080,234

Shares reinvested:
Initial Class	—	6,216,601
Service Class	—	428,277

	—	6,644,878

Shares redeemed:
Initial Class	(4,150,693)	(40,383,172)
Service Class	(540,100)	(887,776)

	(4,690,793)	(41,270,948)

Net increase (decrease) in shares outstanding:
Initial Class	8,645,981	(30,081,587)
Service Class	(341,685)	535,751

	8,304,296	(29,545,836)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

FINANCIAL HIGHLIGHTS For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$24.07		$22.01	$19.30	$21.68		$18.37	$16.93

Investment operations:
Net investment income (loss) (A)	0.09		0.22	0.23	0.23		0.21	0.23	(B)
Net realized and unrealized gain (loss)	3.82		3.98	5.41	(1.38)		3.62	1.67

Total investment operations	3.91		4.20	5.64	(1.15)		3.83	1.90

Dividends and/or distributions to shareholders:
Net investment income	—		(0.33)	(0.27)	(0.25)		(0.11)	(0.07)
Net realized gains	—		(1.81)	(2.66)	(0.98)		(0.41)	(0.39)

Total dividends and/or distributions to shareholders	—		(2.14)	(2.93)	(1.23)		(0.52)	(0.46)

Net asset value, end of period/year	$27.98		$24.07	$22.01	$19.30		$21.68	$18.37

Total return	16.24	%(C)	20.16%	31.03%	(6.01)%		21.15%	11.35%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,019,951		$1,529,426	$2,060,400	$1,821,768		$2,286,100	$1,987,029
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62	%(D)	0.65%	0.69%	0.69%		0.69%	0.72%
Including waiver and/or reimbursement and recapture	0.62	%(D)	0.65%	0.69%	0.69	%(E)	0.69%	0.72	%(B)
Net investment income (loss) to average net assets	0.68	%(D)	1.03%	1.08%	1.08%		1.05%	1.29	%(B)
Portfolio turnover rate	18	%(C)	45%	39%	52%		37%	49%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$23.96		$21.93	$19.24	$21.62		$18.34	$16.90

Investment operations:
Net investment income (loss) (A)	0.05		0.17	0.18	0.18		0.16	0.17	(B)
Net realized and unrealized gain (loss)	3.81		3.95	5.39	(1.38)		3.61	1.69

Total investment operations	3.86		4.12	5.57	(1.20)		3.77	1.86

Dividends and/or distributions to shareholders:
Net investment income	—		(0.28)	(0.22)	(0.20)		(0.08)	(0.03)
Net realized gains	—		(1.81)	(2.66)	(0.98)		(0.41)	(0.39)

Total dividends and/or distributions to shareholders	—		(2.09)	(2.88)	(1.18)		(0.49)	(0.42)

Net asset value, end of period/year	$27.82		$23.96	$21.93	$19.24		$21.62	$18.34

Total return	16.11	%(C)	19.86%	30.69%	(6.25)%		20.82%	11.12%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$123,295		$114,372	$92,928	$68,434		$80,270	$61,986
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(D)	0.90%	0.94%	0.94%		0.94%	0.97%
Including waiver and/or reimbursement and recapture	0.87	%(D)	0.90%	0.94%	0.94	%(E)	0.94%	0.97	%(B)
Net investment income (loss) to average net assets	0.43	%(D)	0.77%	0.83%	0.83%		0.80%	0.99	%(B)
Portfolio turnover rate	18	%(C)	45%	39%	52%		37%	49%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2021, commissions recaptured are $8,924.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$357,507	$—	$—	$357,507
Total	$—	$—	$357,507	$—	$—	$357,507

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$2,104,510	$—	$—	$2,104,510
Total	$—	$—	$2,104,510	$—	$—	$2,104,510

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$262,589	$—	$—	$262,589
Total	$—	$—	$262,589	$—	$—	$262,589

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Futures contracts:
Average notional value of contracts – long	$17,195,815

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer.

Large capitalization companies risk: The Portfolio’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1 billion	0.60%
Over $1 billion up to $2 billion	0.59
Over $2 billion up to $3 billion	0.56
Over $3 billion up to $4 billion	0.52
Over $4 billion	0.46

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2021
Initial Class	0.71%	May 1, 2022
Service Class	0.96	May 1, 2022
Prior to May 1, 2021
Initial Class	0.84
Service Class	1.09

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 538,070,206	$ —	$ 316,161,808	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,484,131,541	$ 664,884,709	$ (3,479,031)	$ 661,405,678

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

11. LEGAL PROCEEDINGS (continued)

contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Enhanced Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-year period and below the benchmark for the past 3-, 5- and 10-year periods. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on May 1, 2020 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,080.60	$0.83	$1,024.00	$0.80	0.16%
Service Class	1,000.00	1,078.80	2.11	1,022.80	2.06	0.41

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
International Equity Funds	63.9%
U.S. Equity Funds	10.4
International Alternative Fund	10.3
U.S. Fixed Income Funds	9.6
U.S. Alternative Fund	3.0
U.S. Government Obligation	1.7
U.S. Mixed Allocation Fund	1.0
Repurchase Agreement	0.2
Net Other Assets (Liabilities) ^	(0.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.2%
International Alternative Fund - 10.3%
Transamerica Unconstrained Bond (A)	6,429,121	$ 66,541,406

International Equity Funds - 63.9%
Transamerica Emerging Markets Opportunities (A)	1,654,664	20,997,682
Transamerica International Equity (A)	7,275,251	156,199,646
Transamerica International Growth (A)	19,627,810	196,278,103
Transamerica International Small Cap Value (A)	2,544,822	40,462,667

		413,938,098

U.S. Alternative Fund - 3.0%
Transamerica BlackRock Global Real Estate Securities VP (A)	1,550,924	19,355,535

U.S. Equity Funds - 10.4%
Transamerica Large Cap Value (A)	1,491,709	19,705,481
Transamerica Morgan Stanley Capital Growth VP (A)	636,544	27,657,827
Transamerica Small Cap Value (A)	1,523,690	19,640,361

		67,003,669

U.S. Fixed Income Funds - 9.6%
Transamerica Core Bond (A)	548,456	5,533,920
Transamerica Floating Rate (A)	379,918	3,616,821
Transamerica High Yield Bond (A)	4,690,710	43,670,512
Transamerica Intermediate Bond (A)	924,483	9,614,623

		62,435,876

U.S. Mixed Allocation Fund - 1.0%
Transamerica PIMCO Total Return VP (A)	545,768	6,527,390

Total Investment Companies (Cost $499,120,037)		635,801,974

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.7%
U.S. Treasury - 1.7%
U.S. Treasury Note 1.38%, 01/31/2022 (B)	$ 10,988,000	$ 11,071,268

Total U.S. Government Obligation (Cost $11,069,920)		11,071,268

REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 0.00% (C), dated 06/30/2021, to be repurchased at $1,204,694 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $1,228,872.	1,204,694	1,204,694

Total Repurchase Agreement (Cost $1,204,694)		1,204,694

Total Investments (Cost $511,394,651)		648,077,936
Net Other Assets (Liabilities) - (0.1)%		(386,077)

Net Assets - 100.0%		$ 647,691,859

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	89	09/30/2021	$11,011,842	$10,985,242	$—	$(26,600)
30-Year U.S. Treasury Bond	86	09/21/2021	13,829,435	13,824,500	—	(4,935)
CAD Currency	833	09/14/2021	68,942,992	67,156,460	—	(1,786,532)
EURO STOXX 50® Index	141	09/17/2021	6,869,624	6,780,422	—	(89,202)
MSCI EAFE Index	340	09/17/2021	40,122,550	39,169,700	—	(952,850)
S&P/TSX 60 Index	323	09/16/2021	61,929,430	62,677,009	747,579	—
U.S. Treasury Ultra Bond	127	09/21/2021	23,732,349	24,471,312	738,963	—

Total					$1,486,542	$(2,860,119)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(46)	09/21/2021	$(6,076,216)	$(6,095,000)	$—	$(18,784)
E-Mini Russell 2000® Index	(33)	09/17/2021	(3,804,998)	(3,807,870)	—	(2,872)
JPY Currency	(173)	09/13/2021	(19,485,443)	(19,477,637)	7,806	—
MSCI Emerging Markets Index	(401)	09/17/2021	(27,419,805)	(27,364,240)	55,565	—
S&P 500® E-Mini Index	(223)	09/17/2021	(47,151,998)	(47,817,890)	—	(665,892)

Total					$63,371	$(687,548)

Total Futures Contracts					$1,549,913	$(3,547,667)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$635,801,974	$—	$—	$635,801,974
U.S. Government Obligation	—	11,071,268	—	11,071,268
Repurchase Agreement	—	1,204,694	—	1,204,694

Total Investments	$635,801,974	$12,275,962	$—	$648,077,936

Other Financial Instruments
Futures Contracts (E)	$1,549,913	$—	$—	$1,549,913

Total Other Financial Instruments	$1,549,913	$—	$—	$1,549,913

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(3,547,667)	$—	$—	$(3,547,667)

Total Other Financial Instruments	$(3,547,667)	$—	$—	$(3,547,667)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2021	Shares as of June 30, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$—	$19,064,472	$—	$—	$291,063	$19,355,535	1,550,924	$—	$—
Transamerica Core Bond	5,574,648	67,358	—	—	(108,086)	5,533,920	548,456	67,358	—
Transamerica Emerging Markets Opportunities	21,221,426	—	(1,974,451)	464,004	1,286,703	20,997,682	1,654,664	—	—
Transamerica Floating Rate	—	3,616,821	—	—	—	3,616,821	379,918	2,021	—
Transamerica High Yield Bond	50,159,710	1,112,629	(8,544,464)	(112,576)	1,055,213	43,670,512	4,690,710	1,112,629	—
Transamerica Intermediate Bond	9,725,170	90,374	—	—	(200,921)	9,614,623	924,483	90,374	—
Transamerica International Equity	150,654,971	—	(10,359,519)	2,491,748	13,412,446	156,199,646	7,275,251	—	—
Transamerica International Growth	190,543,684	—	(8,087,050)	1,027,165	12,794,304	196,278,103	19,627,810	—	—
Transamerica International Small Cap Value	39,399,313	—	(2,912,147)	580,911	3,394,590	40,462,667	2,544,822	—	—
Transamerica Large Cap Value	16,425,199	67,694	—	—	3,212,588	19,705,481	1,491,709	67,694	—
Transamerica Morgan Stanley Capital Growth VP	31,616,510	—	(6,515,098)	3,321,095	(764,680)	27,657,827	636,544	—	—
Transamerica PIMCO Total Return VP	6,592,882	—	—	—	(65,492)	6,527,390	545,768	—	—
Transamerica Small Cap Value	20,738,962	—	(5,828,603)	1,959,708	2,770,294	19,640,361	1,523,690	—	—
Transamerica Unconstrained Bond	77,772,401	1,340,754	(12,924,882)	299,055	54,078	66,541,406	6,429,121	1,266,428	—

Total	$620,424,876	$25,360,102	$(57,146,214)	$10,031,110	$37,132,100	$635,801,974	49,823,870	$2,606,504	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $9,859,152.
(C)	Rate disclosed reflects the yield at June 30, 2021.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Affiliated investments, at value (cost $499,120,037)	$635,801,974
Unaffiliated investments, at value (cost $11,069,920)	11,071,268
Repurchase agreement, at value (cost $1,204,694)	1,204,694
Receivables and other assets:
Shares of beneficial interest sold	608
Dividends	403,248
Interest	63,022
Variation margin receivable on futures contracts	126,030
Prepaid expenses	2,438

Total assets	648,673,282

Liabilities:
Payables and other liabilities:
Investments purchased	409,690
Shares of beneficial interest redeemed	251,605
Investment management fees	73,009
Distribution and service fees	144,699
Transfer agent costs	1,444
Trustees, CCO and deferred compensation fees	9,738
Audit and tax fees	10,359
Custody fees	19,011
Legal fees	3,378
Printing and shareholder reports fees	45,598
Other accrued expenses	12,892

Total liabilities	981,423

Net assets	$647,691,859

Net assets consist of:
Capital stock ($0.01 par value)	$543,439
Additional paid-in capital	501,381,429
Total distributable earnings (accumulated losses)	145,766,991

Net assets	$647,691,859

Net assets by class:
Initial Class	$18,730,669
Service Class	628,961,190

Shares outstanding:
Initial Class	1,553,498
Service Class	52,790,379

Net asset value and offering price per share:
Initial Class	$12.06
Service Class	11.91

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from affiliated investments	$2,606,504
Interest income from unaffiliated investments	44,548

Total investment income	2,651,052

Expenses:
Investment management fees	396,154
Distribution and service fees:
Service Class	786,182
Transfer agent costs	4,482
Trustees, CCO and deferred compensation fees	16,114
Audit and tax fees	10,866
Custody fees	20,773
Legal fees	18,407
Printing and shareholder reports fees	24,271
Other	26,431

Total expenses	1,303,680

Net investment income (loss)	1,347,372

Net realized gain (loss) on:
Affiliated investments	10,031,110
Unaffiliated investments	(216,010)
Futures contracts	1,261,666

Net realized gain (loss)	11,076,766

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	37,132,100
Unaffiliated investments	252,423
Futures contracts	(437,953)
Translation of assets and liabilities denominated in foreign currencies	(15,109)

Net change in unrealized appreciation (depreciation)	36,931,461

Net realized and change in unrealized gain (loss)	48,008,227

Net increase (decrease) in net assets resulting from operations	$49,355,599

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$1,347,372	$8,278,096
Net realized gain (loss)	11,076,766	(4,750,208)
Net change in unrealized appreciation (depreciation)	36,931,461	76,127,867

Net increase (decrease) in net assets resulting from operations	49,355,599	79,655,755

Dividends and/or distributions to shareholders:
Initial Class	—	(403,866)
Service Class	—	(14,092,467)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(14,496,333)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,187,801	770,944
Service Class	2,023,203	3,764,513

	3,211,004	4,535,457

Dividends and/or distributions reinvested:
Initial Class	—	403,866
Service Class	—	14,092,467

	—	14,496,333

Cost of shares redeemed:
Initial Class	(735,911)	(1,758,902)
Service Class	(45,298,458)	(81,346,710)

	(46,034,369)	(83,105,612)

Net increase (decrease) in net assets resulting from capital share transactions	(42,823,365)	(64,073,822)

Net increase (decrease) in net assets	6,532,234	1,085,600

Net assets:
Beginning of period/year	641,159,625	640,074,025

End of period/year	$647,691,859	$641,159,625

Capital share transactions - shares:
Shares issued:
Initial Class	100,796	78,967
Service Class	175,451	408,046

	276,247	487,013

Shares reinvested:
Initial Class	—	41,253
Service Class	—	1,454,331

	—	1,495,584

Shares redeemed:
Initial Class	(62,762)	(184,011)
Service Class	(3,902,510)	(8,564,308)

	(3,965,272)	(8,748,319)

Net increase (decrease) in shares outstanding:
Initial Class	38,034	(63,791)
Service Class	(3,727,059)	(6,701,931)

	(3,689,025)	(6,765,722)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019	December 31, 2018		December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$11.16		$9.98		$9.48	$11.11		$9.29		$9.37

Investment operations:
Net investment income (loss) (A)	0.04		0.16		0.24	0.22		0.25		0.18	(B)
Net realized and unrealized gain (loss)	0.86		1.29		1.34	(1.48)		1.76		(0.06)

Total investment operations	0.90		1.45		1.58	(1.26)		2.01		0.12

Dividends and/or distributions to shareholders:
Net investment income	—		(0.27)		(0.24)	(0.26)		(0.19)		(0.20)
Net realized gains	—		(0.00	)(C)	(0.84)	(0.11)		—		—

Total dividends and/or distributions to shareholders	—		(0.27)		(1.08)	(0.37)		(0.19)		(0.20)

Net asset value, end of period/year	$12.06		$11.16		$9.98	$9.48		$11.11		$9.29

Total return	8.06	%(D)	14.90%		17.77%	(11.58)%		21.78%		1.22%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,731		$16,919		$15,762	$14,506		$18,001		$15,583
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.16	%(F)	0.16%		0.16%	0.16%		0.16%		0.15%
Including waiver and/or reimbursement and recapture	0.16	%(F)	0.16%		0.16%	0.16	%(G)	0.16	%(G)	0.14	%(B)
Net investment income (loss) to average net assets	0.66	%(F)	1.69%		2.43%	2.03%		2.43%		1.99	%(B)
Portfolio turnover rate	6	%(D)	19%		17%	21%		4%		68%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019	December 31, 2018		December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$11.05		$9.88		$9.38	$11.01		$9.21		$9.28

Investment operations:
Net investment income (loss) (A)	0.02		0.13		0.21	0.19		0.23		0.16	(B)
Net realized and unrealized gain (loss)	0.84		1.28		1.34	(1.48)		1.74		(0.06)

Total investment operations	0.86		1.41		1.55	(1.29)		1.97		0.10

Dividends and/or distributions to shareholders:
Net investment income	—		(0.24)		(0.21)	(0.23)		(0.17)		(0.17)
Net realized gains	—		(0.00	)(C)	(0.84)	(0.11)		—		—

Total dividends and/or distributions to shareholders	—		(0.24)		(1.05)	(0.34)		(0.17)		(0.17)

Net asset value, end of period/year	$11.91		$11.05		$9.88	$9.38		$11.01		$9.21

Total return	7.88	%(D)	14.54%		17.61%	(11.91)%		21.47%		1.08%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$628,961		$624,241		$624,312	$603,193		$743,218		$623,067
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.41	%(F)	0.41%		0.41%	0.41%		0.41%		0.40%
Including waiver and/or reimbursement and recapture	0.41	%(F)	0.41%		0.41%	0.41	%(G)	0.41	%(G)	0.39	%(B)
Net investment income (loss) to average net assets	0.41	%(F)	1.42%		2.15%	1.77%		2.24%		1.72	%(B)
Portfolio turnover rate	6	%(D)	19%		17%	21%		4%		68%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$738,963	$7,806	$803,144	$—	$—	$1,549,913
Total	$738,963	$7,806	$803,144	$—	$—	$1,549,913

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(50,319)	$(1,786,532)	$(1,710,816)	$—	$—	$(3,547,667)
Total	$(50,319)	$(1,786,532)	$(1,710,816)	$—	$—	$(3,547,667)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(4,852,455)	$3,178,575	$2,935,546	$—	$—	$1,261,666
Total	$(4,852,455)	$3,178,575	$2,935,546	$—	$—	$1,261,666

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,093,234	$(1,865,591)	$334,404	$—	$—	$(437,953)
Total	$1,093,234	$(1,865,591)	$334,404	$—	$—	$(437,953)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Futures contracts:
Average notional value of contracts – long	$207,620,052
Average notional value of contracts – short	(88,817,434)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Allocation risk: The Portfolio’s investment performance, in large part, depends on the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may be more difficult to value than investments in U.S. issuers.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2022
Service Class	0.50	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 22,704,135	$ 16,729,440	$ 57,146,214	$ 27,681,045

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 511,394,651	$ 138,233,198	$ (3,547,667)	$ 134,685,531

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

11. LEGAL PROCEEDINGS (continued)

contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its primary benchmark for the past 1- and 3-year periods and below its primary benchmark for the past 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Mid Cap Value VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,211.00	$4.77	$1,020.50	$4.36	0.87%
Service Class	1,000.00	1,210.20	6.14	1,019.20	5.61	1.12

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.5%
Repurchase Agreement	3.4
Net Other Assets (Liabilities)	0.1
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Airlines - 0.5%
Southwest Airlines Co. (A)	46,963	$2,493,266

Banks - 7.5%
Citizens Financial Group, Inc.	141,291	6,481,018
Fifth Third Bancorp	209,061	7,992,402
Huntington Bancshares, Inc.	594,973	8,490,265
M&T Bank Corp.	51,464	7,478,234
Regions Financial Corp.	305,967	6,174,414
Zions Bancorp NA	68,978	3,646,177

		40,262,510

Beverages - 1.3%
Constellation Brands, Inc., Class A	18,714	4,377,018
Keurig Dr. Pepper, Inc.	76,043	2,679,755

		7,056,773

Building Products - 1.3%
Fortune Brands Home & Security, Inc.	68,730	6,846,195

Capital Markets - 6.1%
Ameriprise Financial, Inc.	37,828	9,414,633
Northern Trust Corp.	54,089	6,253,770
Raymond James Financial, Inc.	46,956	6,099,584
State Street Corp.	50,064	4,119,266
T. Rowe Price Group, Inc.	32,697	6,473,025

		32,360,278

Chemicals - 1.6%
Celanese Corp.	30,201	4,578,472
Valvoline, Inc.	126,099	4,093,173

		8,671,645

Communications Equipment - 2.2%
CommScope Holding Co., Inc. (A)	121,957	2,598,904
Motorola Solutions, Inc.	41,556	9,011,418

		11,610,322

Construction Materials - 1.0%
Martin Marietta Materials, Inc.	14,884	5,236,340

Consumer Finance - 1.1%
Discover Financial Services	48,438	5,729,731

Containers & Packaging - 1.7%
Ball Corp.	10,585	857,597
Packaging Corp. of America	28,127	3,808,958
Silgan Holdings, Inc.	107,378	4,456,187

		9,122,742

Distributors - 1.6%
Genuine Parts Co.	24,939	3,154,036
LKQ Corp. (A)	114,787	5,649,816

		8,803,852

Diversified Financial Services - 0.5%
Voya Financial, Inc.	42,380	2,606,370

Electric Utilities - 3.4%
Edison International	83,024	4,800,448
Entergy Corp.	55,569	5,540,229
Xcel Energy, Inc.	119,535	7,874,966

		18,215,643

Electrical Equipment - 3.6%
Acuity Brands, Inc.	35,398	6,620,488
AMETEK, Inc.	39,754	5,307,159
Hubbell, Inc.	39,201	7,324,315

		19,251,962

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 3.6%
Amphenol Corp., Class A	88,235	$ 6,036,156
CDW Corp.	23,076	4,030,223
Keysight Technologies, Inc. (A)	14,427	2,227,673
SYNNEX Corp.	55,914	6,808,089

		19,102,141

Entertainment - 0.5%
Zynga, Inc., Class A (A)	247,254	2,628,310

Equity Real Estate Investment Trusts - 9.4%
American Homes 4 Rent Trust, Class A	118,241	4,593,663
AvalonBay Communities, Inc.	20,345	4,245,798
Boston Properties, Inc.	39,762	4,556,328
Brixmor Property Group, Inc.	136,632	3,127,506
Essex Property Trust, Inc.	9,615	2,884,596
Federal Realty Investment Trust	20,016	2,345,275
JBG SMITH Properties	62,584	1,972,022
Kimco Realty Corp.	163,651	3,412,123
Mid-America Apartment Communities, Inc.	14,229	2,396,448
Rayonier, Inc.	121,187	4,354,249
Regency Centers Corp.	38,108	2,441,580
Rexford Industrial Realty, Inc.	31,417	1,789,198
Sun Communities, Inc.	13,765	2,359,321
Ventas, Inc.	38,337	2,189,043
Weyerhaeuser Co.	136,062	4,683,254
WP Carey, Inc.	35,841	2,674,455

		50,024,859

Food & Staples Retailing - 1.3%
Kroger Co.	88,074	3,374,115
US Foods Holding Corp. (A)	93,281	3,578,259

		6,952,374

Food Products - 0.8%
Post Holdings, Inc. (A)	40,645	4,408,763

Gas Utilities - 1.1%
National Fuel Gas Co.	116,427	6,083,311

Health Care Equipment & Supplies - 1.3%
Zimmer Biomet Holdings, Inc.	43,621	7,015,129

Health Care Providers & Services - 4.8%
AmerisourceBergen Corp.	49,275	5,641,495
Henry Schein, Inc. (A)	56,521	4,193,293
Humana, Inc.	4,410	1,952,395
Laboratory Corp. of America Holdings (A)	28,457	7,849,863
Universal Health Services, Inc., Class B	40,188	5,884,729

		25,521,775

Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	17,525	2,558,475
Expedia Group, Inc. (A)	15,999	2,619,196

		5,177,671

Household Durables - 2.1%
Mohawk Industries, Inc. (A)	22,726	4,367,710
Newell Brands, Inc.	242,112	6,650,817

		11,018,527

Household Products - 0.5%
Energizer Holdings, Inc.	63,732	2,739,201

Industrial Conglomerates - 1.3%
Carlisle Cos., Inc.	37,683	7,211,773

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 6.3%
Alleghany Corp. (A)	4,236	$ 2,825,708
Arch Capital Group Ltd. (A)	55,586	2,164,519
Hartford Financial Services Group, Inc.	77,140	4,780,366
Lincoln National Corp.	59,954	3,767,509
Loews Corp.	146,474	8,004,804
Marsh & McLennan Cos., Inc.	19,572	2,753,389
Progressive Corp.	34,052	3,344,247
RenaissanceRe Holdings Ltd.	14,163	2,107,738
W.R. Berkley Corp.	48,504	3,610,153

		33,358,433

Interactive Media & Services - 0.7%
IAC / InterActiveCorp (A)	24,156	3,724,131

Machinery - 6.0%
IDEX Corp.	23,953	5,270,858
ITT, Inc.	69,881	6,400,401
Lincoln Electric Holdings, Inc.	45,003	5,927,345
Middleby Corp. (A)	29,467	5,105,452
Snap-on, Inc.	21,365	4,773,582
Timken Co.	58,095	4,681,876

		32,159,514

Media - 2.9%
Liberty Broadband Corp., Class C (A)	48,453	8,414,348
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	150,902	7,000,344

		15,414,692

Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	120,749	4,480,995

Multi - Utilities - 2.9%
CMS Energy Corp.	105,315	6,222,010
Sempra Energy	22,139	2,932,975
WEC Energy Group, Inc.	69,562	6,187,540

		15,342,525

Multiline Retail - 0.7%
Kohl’s Corp.	70,967	3,910,991

Oil, Gas & Consumable Fuels - 4.0%
Cabot Oil & Gas Corp.	315,184	5,503,113
Diamondback Energy, Inc.	81,082	7,612,789
EQT Corp. (A)	123,835	2,756,567
Williams Cos., Inc.	203,080	5,391,774

		21,264,243

Pharmaceuticals - 0.5%
Jazz Pharmaceuticals PLC (A)	14,905	2,647,724

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 0.8%
Leidos Holdings, Inc.	44,879	$ 4,537,267

Real Estate Management & Development - 1.1%
CBRE Group, Inc., Class A (A)	71,262	6,109,291

Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	33,939	5,842,938

Software - 1.5%
NortonLifeLock, Inc.	233,402	6,353,202
Synopsys, Inc. (A)	5,906	1,628,816

		7,982,018

Specialty Retail - 3.6%
AutoZone, Inc. (A)	5,073	7,570,032
Best Buy Co., Inc.	54,423	6,257,556
Gap, Inc.	155,695	5,239,137

		19,066,725

Textiles, Apparel & Luxury Goods - 2.1%
Carter’s, Inc.	46,058	4,751,804
Ralph Lauren Corp.	39,327	4,633,114
Tapestry, Inc. (A)	37,243	1,619,325

		11,004,243

Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp.	150,805	2,050,948

Total Common Stocks (Cost $394,423,105)		515,048,141

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
Fixed Income Clearing Corp., 0.00% (B), dated 06/30/2021, to be repurchased at $18,270,333 on 07/01/2021. Collateralized by a U.S. Government Obligation, 2.63%, due 12/31/2023, and with a value of $18,635,795.	$18,270,333	18,270,333

Total Repurchase Agreement (Cost $18,270,333)		18,270,333

Total Investments (Cost $412,693,438)		533,318,474
Net Other Assets (Liabilities) - 0.1%		269,619

Net Assets - 100.0%		$533,588,093

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$515,048,141	$—	$—	$515,048,141
Repurchase Agreement	—	18,270,333	—	18,270,333

Total Investments	$515,048,141	$18,270,333	$—	$533,318,474

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at June 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $394,423,105)	$515,048,141
Repurchase agreement, at value (cost $18,270,333)	18,270,333
Receivables and other assets:
Investments sold	411,127
Shares of beneficial interest sold	15,660
Dividends	969,810
Prepaid expenses	1,681

Total assets	534,716,752

Liabilities:
Payables and other liabilities:
Investments purchased	448,509
Shares of beneficial interest redeemed	130,889
Investment management fees	409,306
Distribution and service fees	69,379
Transfer agent costs	525
Trustees, CCO and deferred compensation fees	7,831
Audit and tax fees	11,579
Custody fees	17,203
Legal fees	104
Printing and shareholder reports fees	21,345
Other accrued expenses	11,989

Total liabilities	1,128,659

Net assets	$533,588,093

Net assets consist of:
Capital stock ($0.01 par value)	$285,203
Additional paid-in capital	327,334,201
Total distributable earnings (accumulated losses)	205,968,689

Net assets	$533,588,093

Net assets by class:
Initial Class	$230,305,711
Service Class	303,282,382

Shares outstanding:
Initial Class	12,157,828
Service Class	16,362,473

Net asset value and offering price per share:
Initial Class	$18.94
Service Class	18.54

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$4,223,459
Net income from securities lending	427

Total investment income	4,223,886

Expenses:
Investment management fees	2,284,573
Distribution and service fees:
Service Class	357,512
Transfer agent costs	3,228
Trustees, CCO and deferred compensation fees	13,497
Audit and tax fees	11,660
Custody fees	15,380
Legal fees	13,283
Printing and shareholder reports fees	12,517
Other	14,391

Total expenses	2,726,041

Net investment income (loss)	1,497,845

Net realized gain (loss) on:
Investments	73,902,934

Net change in unrealized appreciation (depreciation) on:
Investments	30,840,283

Net realized and change in unrealized gain (loss)	104,743,217

Net increase (decrease) in net assets resulting from operations	$106,241,062

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$1,497,845	$4,031,868
Net realized gain (loss)	73,902,934	8,535,917
Net change in unrealized appreciation (depreciation)	30,840,283	(13,061,902)

Net increase (decrease) in net assets resulting from operations	106,241,062	(494,117)

Dividends and/or distributions to shareholders:
Initial Class	—	(9,012,198)
Service Class	—	(11,034,625)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(20,046,823)

Capital share transactions:
Proceeds from shares sold:
Initial Class	114,861,276	2,173,258
Service Class	19,226,532	26,976,053

	134,087,808	29,149,311

Dividends and/or distributions reinvested:
Initial Class	—	9,012,198
Service Class	—	11,034,625

	—	20,046,823

Cost of shares redeemed:
Initial Class	(137,770,809)	(30,251,926)
Service Class	(20,216,769)	(35,273,397)

	(157,987,578)	(65,525,323)

Net increase (decrease) in net assets resulting from capital share transactions	(23,899,770)	(16,329,189)

Net increase (decrease) in net assets	82,341,292	(36,870,129)

Net assets:
Beginning of period/year	451,246,801	488,116,930

End of period/year	$533,588,093	$451,246,801

Capital share transactions - shares:
Shares issued:
Initial Class	6,586,289	180,420
Service Class	1,093,737	2,065,235

	7,680,026	2,245,655

Shares reinvested:
Initial Class	—	683,778
Service Class	—	854,073

	—	1,537,851

Shares redeemed:
Initial Class	(7,209,913)	(2,206,584)
Service Class	(1,138,077)	(2,675,912)

	(8,347,990)	(4,882,496)

Net increase (decrease) in shares outstanding:
Initial Class	(623,624)	(1,342,386)
Service Class	(44,340)	243,396

	(667,964)	(1,098,990)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$15.64		$16.28	$14.44	$16.88		$19.40		$20.41

Investment operations:
Net investment income (loss) (A)	0.06		0.16	0.19	0.23		0.15		0.16	(B)
Net realized and unrealized gain (loss)	3.24		(0.08)	3.42	(2.14)		2.07		2.66

Total investment operations	3.30		0.08	3.61	(1.91)		2.22		2.82

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)	(0.24)	(0.15)		(0.16)		(0.45)
Net realized gains	—		(0.54)	(1.53)	(0.38)		(4.58)		(3.38)

Total dividends and/or distributions to shareholders	—		(0.72)	(1.77)	(0.53)		(4.74)		(3.83)

Net asset value, end of period/year	$18.94		$15.64	$16.28	$14.44		$16.88		$19.40

Total return	21.10	%(C)	1.35%	26.21%	(11.81)%		13.47%		14.59%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$230,306		$199,873	$230,002	$187,476		$271,777		$257,643
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(D)	0.88%	0.87%	0.87%		0.87%		0.88%
Including waiver and/or reimbursement and recapture	0.87	%(D)	0.88%	0.87%	0.87	%(E)	0.87	%(E)	0.86	%(B)
Net investment income (loss) to average net assets	0.69	%(D)	1.14%	1.15%	1.35%		0.79%		0.79	%(B)
Portfolio turnover rate	35	%(C)	22%	14%	16%		15%		26%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$15.32		$15.97	$14.18	$16.60		$19.16		$20.21

Investment operations:
Net investment income (loss) (A)	0.04		0.12	0.14	0.18		0.10		0.12	(B)
Net realized and unrealized gain (loss)	3.18		(0.09)	3.37	(2.11)		2.04		2.61

Total investment operations	3.22		0.03	3.51	(1.93)		2.14		2.73

Dividends and/or distributions to shareholders:
Net investment income	—		(0.14)	(0.19)	(0.11)		(0.12)		(0.40)
Net realized gains	—		(0.54)	(1.53)	(0.38)		(4.58)		(3.38)

Total dividends and/or distributions to shareholders	—		(0.68)	(1.72)	(0.49)		(4.70)		(3.78)

Net asset value, end of period/year	$18.54		$15.32	$15.97	$14.18		$16.60		$19.16

Total return	21.02	%(C)	1.03%	25.99%	(12.09)%		13.19%		14.28%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$303,282		$251,374	$258,115	$202,973		$257,734		$225,420
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.12	%(D)	1.13%	1.12%	1.12%		1.12%		1.12%
Including waiver and/or reimbursement and recapture	1.12	%(D)	1.13%	1.12%	1.12	%(E)	1.12	%(E)	1.11	%(B)
Net investment income (loss) to average net assets	0.43	%(D)	0.88%	0.90%	1.09%		0.54%		0.62	%(B)
Portfolio turnover rate	35	%(C)	22%	14%	16%		15%		26%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2021, commissions recaptured are $2,414.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer.

Medium capitalization companies risk: Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $100 million	0.88%
Over $100 million up to $750 million	0.83
Over $750 million up to $1.5 billion	0.81
Over $1.5 billion	0.80

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2021
Initial Class	0.93%	May 1, 2022
Service Class	1.18	May 1, 2022
Prior to May 1, 2021
Initial Class	0.95
Service Class	1.20

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 183,943,156	$ —	$ 213,029,231	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 412,693,438	$ 123,316,718	$ (2,691,682)	$ 120,625,036

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

11. LEGAL PROCEEDINGS (continued)

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,027.90	$3.87	$1,021.00	$3.86	0.77%
Service Class	1,000.00	1,025.80	5.17	1,019.70	5.16	1.03

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	33.2%
Common Stocks	20.9
U.S. Government Agency Obligations	12.2
U.S. Government Obligations	11.7
Repurchase Agreement	10.3
Mortgage-Backed Securities	4.8
Asset-Backed Securities	4.8
Investment Companies	4.4
Other Investment Company	2.1
Foreign Government Obligations	0.3
Exchange-Traded Fund	0.2
Preferred Stocks	0.1
Municipal Government Obligations	0.1
Short-Term U.S. Government Obligation	0.0 *
Master Limited Partnership	0.0 *
Net Other Assets (Liabilities) ^	(5.1)
Total	100.0%

Current	and future portfolio holdings are subject to change and risk.
*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.8%
Cayman Islands - 0.2%
Colony American Finance Ltd. Series 2016-2, Class A, 2.55%, 11/15/2048 (A)	$34,407	$34,407
Goodgreen Trust
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	515,158	537,751
Series 2019-2A, Class A,
2.76%, 04/15/2055 (A)	739,774	758,193
Hero Funding Trust Series 2017-3A, Class A2, 3.95%, 09/20/2048 (A)	399,858	417,954
LFT CRE Ltd. Series 2021-FL1, Class C, 1-Month LIBOR + 1.95%, 2.05% (B), 06/15/2039 (A)	1,420,000	1,420,004
Renew Series 2017-1A, Class A, 3.67%, 09/20/2052 (A)	134,649	141,546

		3,309,855

United States - 4.6%
Academic Loan Funding Trust Series 2013-1A, Class A, 1-Month LIBOR + 0.80%, 0.89% (B), 12/26/2044 (A)	133,147	131,486
ACC Trust Series 2019-2, Class A, 2.82%, 02/21/2023 (A)	215,483	216,562
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1,
1-Month LIBOR + 1.80%, 1.89% (B), 10/25/2032	126,259	129,429
Series 2004-HE4, Class M2,
1-Month LIBOR + 0.98%, 1.07% (B), 12/25/2034	192,301	190,519
American Homes 4 Rent Trust
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	164,735
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	191,617
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	221,526	235,034
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	320,338
Series 2015-SFR2, Class D,
5.04%, 10/17/2052 (A)	700,000	764,283
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (A)	400,000	450,740
American Tower Trust #1 Series 2013-2A, Class 2A, 3.07%, 03/15/2048 (A)	450,000	452,159
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class C,
2.71%, 08/18/2022	5,023	5,028
Series 2017-1, Class D,
3.13%, 01/18/2023	284,000	286,179

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M1,
1-Month LIBOR + 0.98%, 1.07% (B), 11/25/2033	$ 290,056	$ 290,374
Series 2003-HE6, Class M2,
1-Month LIBOR + 2.48%, 2.57% (B), 11/25/2033	306,242	309,660
Series 2004-HE3, Class M2,
1-Month LIBOR + 1.68%, 1.77% (B), 06/25/2034	623,616	628,903
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3,
1-Month LIBOR + 1.80%, 1.89% (B), 06/25/2034	34,437	34,928
Series 2004-HE6, Class M2,
1-Month LIBOR + 1.88%, 1.97% (B), 08/25/2034	187,354	187,482
Bear Stearns Asset-Backed Securities Trust Series 2003-2, Class M1, 1-Month LIBOR + 1.80%, 1.89% (B), 03/25/2043	429,936	434,932
Business Jet Securities LLC
Series 2019-1, Class A,
4.21%, 07/15/2034 (A)	1,165,278	1,198,721
Series 2020-1A, Class A,
2.98%, 11/15/2035 (A)	592,323	603,159
Series 2021-1A, Class A,
2.16%, 04/15/2036 (A)	621,174	626,189
BVRT Financing Trust 0.01%, 11/10/2032 (C) (D)	536,341	536,341
Camillo Trust Series 2016-SFR1, 5.00%, 12/05/2023 (C) (D)	973,572	999,129
CarMax Auto Owner Trust Series 2017-3, Class D, 3.46%, 10/16/2023	906,000	911,568
CarNow Auto Receivables Trust Series 2021-1A, Class A, 0.97%, 10/15/2024 (A)	1,225,889	1,226,564
Carvana Auto Receivables Trust Series 2019-3A, Class D, 3.04%, 04/15/2025 (A)	1,850,000	1,912,456
Centex Home Equity Loan Trust Series 2004-A, Class M1, 1-Month LIBOR + 0.60%, 0.69% (B), 01/25/2034	536,733	531,973
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 0.65% (B), 02/25/2033	246,763	239,141
Series 2003-5, Class 2A2,
1-Month LIBOR + 0.60%, 0.69% (B), 07/25/2033	576,894	557,049
CHEC Loan Trust Series 2004-1, Class M2, 1-Month LIBOR + 0.98%, 1.07% (B), 07/25/2034 (A)	173,129	171,343

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
COOF Securitization Trust Ltd., Interest Only STRIPS Series 2014-1, Class A, 3.02% (B), 06/25/2040 (A)	$ 96,717	$ 8,408
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (A)	875,000	964,716
Series 2019-3, Class A,
2.71%, 10/15/2052 (A)	792,667	829,786
Series 2019-3, Class B,
3.16%, 10/15/2052 (A)	1,500,000	1,596,236
Countrywide Partnership Trust Series 2004-EC1, Class M2, 1-Month LIBOR + 0.95%, 1.04% (B), 01/25/2035	183,064	179,745
CPS Auto Receivables Trust
Series 2017-C, Class D,
3.79%, 06/15/2023 (A)	295,732	298,184
Series 2021-B, Class C,
1.23%, 03/15/2027 (A)	425,000	424,622
Credit Acceptance Auto Loan Trust Series 2021-2A, Class A, 0.96%, 02/15/2030 (A)	950,000	950,646
Credit-Based Asset Servicing & Securitization LLC Series 2004-CB2, Class M1, 1-Month LIBOR + 0.78%, 0.87% (B), 07/25/2033	609,735	599,212
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 02/16/2027 (A)	589,151	589,253
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M5, 1-Month LIBOR + 1.91%, 2.00% (B), 08/25/2034	221,812	221,805
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	161,877	164,480
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	329,211	342,935
Drive Auto Receivables Trust
Series 2017-1, Class D,
3.84%, 03/15/2023	134,068	134,692
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	366,208	369,527
Series 2018-4, Class C,
3.66%, 11/15/2024	30,417	30,463
Series 2019-1, Class D,
4.09%, 06/15/2026	435,000	451,450
Series 2019-3, Class D,
3.18%, 10/15/2026	1,000,000	1,039,945
Series 2021-1, Class C,
1.02%, 06/15/2027	377,000	378,621
DT Auto Owner Trust Series 2021-2A, Class C, 1.10%, 02/16/2027 (A)	582,000	583,828
Exeter Automobile Receivables Trust Series 2017-3A, Class C, 3.68%, 07/17/2023 (A)	602,365	611,088

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
First Investors Auto Owner Trust Series 2017-2A, Class C, 3.00%, 08/15/2023 (A)	$ 457,074	$ 458,631
FirstKey Homes Trust
Series 2020-SFR2, Class E,
2.67%, 10/19/2037 (A)	1,300,000	1,322,027
Series 2021-SFR1, Class D,
2.19%, 08/17/2028 (A) (E)	1,500,000	1,499,972
Flagship Credit Auto Trust Series 2019-4, Class D, 3.12%, 01/15/2026 (A)	1,675,000	1,754,242
Ford Motor Credit Co. LLC Series 2018-1A, Class C, 1-Month LIBOR + 2.83%, 2.93% (B), 11/16/2035 (A)	2,075,000	2,044,369
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (A)	313,364	323,591
FREED ABS Trust
Series 2019-2, Class A,
2.62%, 11/18/2026 (A)	41,451	41,512
Series 2020-FP1, Class B,
3.06%, 03/18/2027 (A)	1,750,000	1,774,253
FTF Funding II LLC Series 2019-1, Class A, Zero Coupon, 08/15/2024 (C)	373,346	282,810
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 03/17/2031 (A)	25,386	25,692
Golden Bear LLC Series 2016-R, Class R, 5.65%, 09/20/2047 (A)	72,907	72,563
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (C)	752,502	748,739
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	103,303	109,257
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (A)	102,721	106,214
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	307,006	323,315
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (A)	74,194	75,955
Home Equity Asset Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.29%, 1.38% (B), 08/25/2033	475,807	476,501
Series 2004-3, Class M1,
1-Month LIBOR + 0.86%, 0.95% (B), 08/25/2034	386,418	384,956
Home Equity Mortgage Loan Asset-Backed Trust Series 2004-B, Class M8, 1-Month LIBOR + 3.30%, 3.39% (B), 11/25/2034	105,324	104,961

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.76% (B), 08/25/2038 (A)	$ 374,616	$ 7,697
Series 2013-2, Class A,
1.76% (B), 03/25/2039 (A)	362,923	14,332
Series 2014-2, Class A,
3.57% (B), 04/25/2040 (A)	165,694	13,557
LL ABS Trust Series 2019-1A, Class A, 2.87%, 03/15/2027 (A)	29,792	29,814
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2,
1-Month LIBOR + 0.90%, 0.99% (B), 07/25/2034	523,842	520,293
Series 2004-3, Class M4,
1-Month LIBOR + 1.61%, 1.70% (B), 07/25/2034	160,569	160,166
Series 2004-4, Class M1,
1-Month LIBOR + 0.90%, 0.99% (B), 10/25/2034	392,792	389,960
LV Tower 52 Series 2013-1, Class A, 5.75%, 07/15/2019 (A) (C) (D)	375,713	378,941
Master Asset-Backed Securities Trust
Series 2004-OPT2, Class M1,
1-Month LIBOR + 0.90%, 0.99% (B), 09/25/2034	74,596	73,163
Series 2005-NC1, Class M2,
1-Month LIBOR + 0.75%, 0.84% (B), 12/25/2034	76,595	75,374
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 03/20/2026 (A)	635,000	636,875
Meritage Mortgage Loan Trust Series 2003-1, Class M2, 1-Month LIBOR + 2.33%, 2.42% (B), 11/25/2033	113,371	116,687
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE8, Class M1,
1-Month LIBOR + 0.96%, 1.05% (B), 09/25/2034	606,428	592,720
Series 2004-NC2, Class M1,
1-Month LIBOR + 0.83%, 0.92% (B), 12/25/2033	176,969	175,599
Series 2004-NC7, Class M2,
1-Month LIBOR + 0.93%, 1.02% (B), 07/25/2034	99,987	98,912
Series 2004-NC8, Class M4,
1-Month LIBOR + 1.50%, 1.59% (B), 09/25/2034	375,988	376,687
Series 2004-NC8, Class M5,
1-Month LIBOR + 1.65%, 1.74% (B), 09/25/2034	238,983	239,799
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2002-AM3, Class A3, 1-Month LIBOR + 0.98%, 1.07% (B), 02/25/2033	494,379	494,848

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	$ 1,071,234	$ 1,083,145
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (A)	774,137	773,773
New Century Home Equity Loan Trust
Series 2004-2, Class M3,
1-Month LIBOR + 1.01%, 1.10% (B), 08/25/2034	301,215	299,208
Series 2004-2, Class M5,
1-Month LIBOR + 2.03%, 2.12% (B), 08/25/2034	112,233	112,108
NovaStar Mortgage Funding Trust Series 2003-3, Class M1, 1-Month LIBOR + 1.13%, 1.22% (B), 12/25/2033	16,635	16,632
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (A)	1,004,052	1,013,535
Series 2021-FNT2, Class A,
3.23%, 05/25/2026 (A)	1,150,659	1,148,154
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 03/08/2028 (A)	355,000	355,991
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 05/08/2031 (A)	700,000	701,836
Option One Mortgage Loan Trust Series 2004-1, Class M2, 1-Month LIBOR + 1.65%, 1.74% (B), 01/25/2034	331,749	332,215
Option One Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2003-6, Class A2, 1-Month LIBOR + 0.66%, 0.75% (B), 11/25/2033	385,935	375,418
Pagaya AI Debt Selection Trust Series 2021-1, Class A, 1.18%, 11/15/2027 (A)	2,026,290	2,030,465
Progress Residential Trust
Series 2018-SFR2, Class A,
3.71%, 08/17/2035 (A)	2,400,000	2,399,992
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (A)	771,000	775,284
Series 2021-SFR6, Class E1,
2.43%, 07/17/2038 (A) (E)	1,300,000	1,299,947
RASC Trust Series 2005-EMX1, Class M1, 1-Month LIBOR + 0.65%, 0.74% (B), 03/25/2035	191,343	190,515
Regional Management Issuance Trust Series 2019-1, Class B, 3.43%, 11/15/2028 (A)	1,600,000	1,625,703
Renaissance Home Equity Loan Trust Series 2003-2, Class A, 1-Month LIBOR + 0.88%, 0.97% (B), 08/25/2033	632,661	623,835

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
SART Series 2018-1, 4.75%, 06/15/2025	$ 828,531	$ 829,360
Securitized Asset-Backed Receivables LLC Trust Series 2004-NC1, Class M2, 1-Month LIBOR + 1.73%, 1.82% (B), 02/25/2034	128,491	129,549
SFR Holdco LLC Series 2019-STL, Class A, 7.25%, 10/11/2026 (C) (D)	1,000,000	1,000,000
Soundview Home Loan Trust Series 2005-OPT1, Class M2, 1-Month LIBOR + 0.68%, 0.77% (B), 06/25/2035	413,367	412,221
Specialty Underwriting & Residential Finance Trust Series 2003-BC4, Class M1, 1-Month LIBOR + 0.90%, 0.99% (B), 11/25/2034	286,919	285,724
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A4, 1-Month LIBOR + 0.17%, 0.26% (B), 01/25/2037	136,167	135,495
Synchrony Card Issuance Trust Series 2018-A1, Class A1, 3.38%, 09/15/2024	1,000,000	1,006,501
Tesla Auto Lease Trust Series 2021-A, Class A4, 0.66%, 03/20/2025 (A)	650,000	651,280
Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (A)	575,953	576,989
Upstart Securitization Trust Series 2021-A1, Class A, 0.87%, 03/20/2031 (A)	989,728	991,624
US Auto Funding LLC Series 2018-1A, Class A, 5.50%, 07/15/2023 (A)	127,361	128,615
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (A)	761,663	761,627
VM Debt Trust Series 2019-1, 7.50%, 06/15/2024	1,073,978	1,073,978
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 02/20/2036 (A)	238,413	250,701
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A, 1-Month LIBOR + 0.60%, 0.69% (B), 04/25/2034	489,192	471,951
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (A)	66,142	66,091

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	$ 935,000	$ 952,070

		66,914,179

Total Asset-Backed Securities (Cost $68,937,760)		70,224,034

CORPORATE DEBT SECURITIES - 33.2%
Australia - 0.4%
APT Pipelines Ltd. 4.25%, 07/15/2027 (A)	216,000	244,093
Australia & New Zealand Banking Group Ltd.
Fixed until 07/22/2025, 2.95% (B), 07/22/2030 (A)	485,000	504,788
4.40%, 05/19/2026 (A)	200,000	225,486
GAIF Bond Issuer Pty Ltd. 3.40%, 09/30/2026 (A)	184,000	200,225
Macquarie Bank Ltd.
Fixed until 03/03/2031, 3.05% (B), 03/03/2036 (A)	390,000	388,012
4.00%, 07/29/2025 (A)	150,000	166,583
Macquarie Group Ltd.
Fixed until 01/12/2026, 1.34% (B), 01/12/2027 (A)	200,000	198,404
Fixed until 06/23/2031, 2.69% (B), 06/23/2032 (A)	390,000	391,480
Fixed until 01/15/2029, 5.03% (B), 01/15/2030 (A)	600,000	712,205
National Australia Bank Ltd.
2.65%, 01/14/2041 (A)	250,000	234,072
Fixed until 08/02/2029, 3.93% (B), 08/02/2034 (A)	390,000	422,514
NBN Co. Ltd. 2.63%, 05/05/2031 (A)	700,000	717,857
Newcrest Finance Pty Ltd. 3.25%, 05/13/2030 (A)	130,000	139,844
Scentre Group Trust 1 / Scentre Group Trust 2 3.25%, 10/28/2025 (A)	448,000	480,707
Westpac Banking Corp. 4.42%, 07/24/2039	225,000	266,418

		5,292,688

Bermuda - 0.2%
IHS Markit Ltd.
4.25%, 05/01/2029	751,000	869,057
4.75%, 08/01/2028	315,000	371,228
Triton Container International Ltd.
1.15%, 06/07/2024 (A)	345,000	344,344
2.05%, 04/15/2026 (A)	900,000	903,247

		2,487,876

Canada - 0.9%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	151,728	153,620
3.55%, 07/15/2031 (A)	695,856	677,630
3.75%, 06/15/2029 (A)	948,617	985,774
4.13%, 11/15/2026 (A)	168,281	173,324

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030 (A) (F)	$ 190,000	$ 197,340
3.44%, 05/13/2041 (A) (F)	600,000	619,896
3.63%, 05/13/2051 (A)	435,000	454,921
3.80%, 01/25/2050 (A) (F)	220,000	235,967
Bank of Montreal Fixed until 12/15/2027, 3.80% (B), 12/15/2032	117,000	129,111
Barrick Gold Corp. 6.45%, 10/15/2035	80,000	110,650
Bell Telephone Co. of Canada / Bell Canada 4.30%, 07/29/2049	206,000	248,877
Brookfield Finance, Inc.
3.90%, 01/25/2028	118,000	131,785
4.70%, 09/20/2047	147,000	178,216
4.85%, 03/29/2029	169,000	199,164
Canadian National Railway Co. 2.45%, 05/01/2050	620,000	557,896
Element Fleet Management Corp. 1.60%, 04/06/2024 (A)	180,000	182,941
Enbridge, Inc.
2.50%, 08/01/2033	200,000	200,297
3.13%, 11/15/2029	325,000	348,383
Fortis, Inc. 3.06%, 10/04/2026	923,000	990,301
Glencore Finance Canada Ltd. 5.55%, 10/25/2042 (A)	128,000	165,298
Manulife Financial Corp. Fixed until 02/24/2027, 4.06% (B), 02/24/2032	400,000	441,595
Nutrien Ltd.
4.13%, 03/15/2035	200,000	228,670
5.00%, 04/01/2049	95,000	125,242
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (A)	200,000	203,703
3.88%, 03/20/2027 (A)	201,000	221,577
Rogers Communications, Inc. 4.35%, 05/01/2049 (F)	235,000	277,300
Royal Bank of Canada 4.65%, 01/27/2026	103,000	118,054
Suncor Energy, Inc.
3.10%, 05/15/2025	357,000	381,575
5.95%, 12/01/2034	300,000	398,484
7.88%, 06/15/2026	66,000	83,706
Teck Resources Ltd.
3.90%, 07/15/2030 (F)	200,000	215,715
5.40%, 02/01/2043	419,000	510,953
6.25%, 07/15/2041	275,000	359,649
TransCanada PipeLines Ltd.
4.63%, 03/01/2034	655,000	777,967
6.20%, 10/15/2037	100,000	137,139
Transcanada Trust
Fixed until 03/15/2027, 5.30% (B), 03/15/2077	850,000	902,360
Fixed until 08/15/2026, 5.88% (B), 08/15/2076 (F)	235,000	262,319

		12,587,399

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Cayman Islands - 0.6%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	$ 305,000	$ 303,900
2.88%, 02/15/2025 (A)	750,000	772,450
3.63%, 05/01/2022 (A)	340,000	347,844
3.95%, 07/01/2024 (A)	850,000	906,666
4.25%, 04/15/2026 (A)	1,080,000	1,170,852
4.38%, 05/01/2026 (A)	350,000	380,658
5.25%, 05/15/2024 (A)	270,000	296,995
5.50%, 01/15/2023 - 01/15/2026 (A)	840,000	919,219
CK Hutchison International 19 Ltd. 3.63%, 04/11/2029 (A) (F)	325,000	360,178
Hutchison Whampoa International 12 II Ltd. 3.25%, 11/08/2022 (A)	200,000	207,420
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023 (A)	315,000	331,086
5.25%, 08/15/2022 (A)	1,040,000	1,088,204
5.50%, 02/15/2024 (A)	155,000	170,403
Vale Overseas Ltd. 3.75%, 07/08/2030	1,117,000	1,189,270

		8,445,145

China - 0.0% (G)
Industrial & Commercial Bank of China Ltd. 2.45%, 10/20/2021	250,000	251,273

Colombia - 0.0% (G)
Ecopetrol SA
4.13%, 01/16/2025	107,000	112,747
5.38%, 06/26/2026	116,000	127,902

		240,649

Denmark - 0.2%
Danske Bank A/S
Fixed until 12/08/2022, 1.17% (B), 12/08/2023 (A)	534,000	536,634
Fixed until 12/20/2024, 3.24% (B), 12/20/2025 (A)	564,000	600,315
Fixed until 01/12/2022, 5.00% (B), 01/12/2023 (A)	870,000	889,013
5.38%, 01/12/2024 (A)	430,000	476,838

		2,502,800

Finland - 0.1%
Nordea Bank Abp
4.25%, 09/21/2022 (A)	200,000	208,878
Fixed until 09/13/2028, 4.63% (B), 09/13/2033 (A)	270,000	304,265
Fixed until 03/26/2026 (H), 6.63% (A) (B)	290,000	332,595

		845,738

France - 1.1%
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	740,000	762,351
2.82%, 01/26/2041 (A)	360,000	340,773
Fixed until 04/19/2031, 2.87% (B), 04/19/2032 (A)	630,000	647,312
Fixed until 01/13/2030, 3.05% (B), 01/13/2031 (A)	435,000	459,091
3.80%, 01/10/2024 (A)	918,000	984,641

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
France (continued)
BPCE SA
Fixed until 10/06/2025, 1.65% (B), 10/06/2026 (A)	$ 590,000	$ 592,838
Fixed until 01/20/2031, 2.28% (B), 01/20/2032 (A)	250,000	245,520
2.38%, 01/14/2025 (A)	698,000	727,021
3.38%, 12/02/2026	270,000	294,550
4.50%, 03/15/2025 (A)	650,000	716,503
4.63%, 07/11/2024 (A)	200,000	219,881
5.15%, 07/21/2024 (A)	715,000	796,894
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (B), 01/26/2027 (A)	762,000	750,533
2.81%, 01/11/2041 (A) (F)	250,000	237,222
3.25%, 10/04/2024 (A)	405,000	434,125
4.13%, 01/10/2027 (A) (F)	500,000	562,863
Fixed until 12/23/2025 (H), 8.13% (A) (B)	280,000	340,200
Societe Generale SA
Fixed until 12/14/2025, 1.49% (B), 12/14/2026 (A)	1,030,000	1,020,672
Fixed until 06/09/2026, 1.79% (B), 06/09/2027 (A)	700,000	698,614
2.63%, 10/16/2024 (A)	734,000	766,532
Fixed until 06/09/2031, 2.89% (B), 06/09/2032 (A)	755,000	764,000
3.00%, 01/22/2030 (A) (F)	740,000	771,559
Fixed until 07/08/2030, 3.65% (B), 07/08/2035 (A) (F)	380,000	394,288
4.25%, 04/14/2025 - 08/19/2026 (A)	500,000	545,619
TotalEnergies Capital International SA
2.99%, 06/29/2041	1,326,000	1,351,666
3.13%, 05/29/2050	100,000	101,451
3.46%, 07/12/2049	325,000	352,380

		15,879,099

Germany - 0.2%
Deutsche Bank AG
1.69%, 03/19/2026	460,000	464,388
Fixed until 11/24/2025, 2.13% (B), 11/24/2026	200,000	203,023
Fixed until 09/18/2023, 2.22% (B), 09/18/2024	1,170,000	1,201,461
Fixed until 05/28/2031, 3.04% (B), 05/28/2032	1,001,000	1,019,038
3.70%, 05/30/2024	133,000	142,499
4.25%, 10/14/2021	403,000	407,368

		3,437,777

Hong Kong - 0.0% (G)
AIA Group Ltd. 3.60%, 04/09/2029 (A)	265,000	293,617

Ireland - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	238,000	235,164
2.88%, 08/14/2024	180,000	188,290
3.50%, 01/15/2025	345,000	365,738
4.45%, 12/16/2021	150,000	152,277
4.50%, 09/15/2023	610,000	654,009
6.50%, 07/15/2025	150,000	176,025

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Ireland (continued)
AIB Group PLC
Fixed until 04/10/2024, 4.26% (B), 04/10/2025 (A)	$ 828,000	$ 892,047
4.75%, 10/12/2023 (A)	525,000	570,251
Aon PLC 3.50%, 06/14/2024	200,000	214,771
GE Capital International Funding Unlimited Co. 4.42%, 11/15/2035	1,545,000	1,854,409
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	134,000	140,212
3.20%, 09/23/2026	605,000	657,042

		6,100,235

Italy - 0.2%
Eni SpA
4.00%, 09/12/2023 (A)	200,000	213,580
4.25%, 05/09/2029 (A)	206,000	234,551
Intesa Sanpaolo SpA 4.95%, 06/01/2042 (A)	510,000	528,557
UniCredit SpA
Fixed until 06/03/2026, 1.98% (B), 06/03/2027 (A)	480,000	478,420
Fixed until 09/22/2025, 2.57% (B), 09/22/2026 (A)	350,000	354,982
Fixed until 06/03/2031, 3.13% (B), 06/03/2032 (A)	200,000	200,670
Fixed until 06/19/2027, 5.86% (B), 06/19/2032 (A)	920,000	1,015,855

		3,026,615

Japan - 0.8%
Dai-ichi Life Insurance Co. Ltd. Fixed until 07/24/2026 (H), 4.00% (A) (B)	221,000	238,956
Daiwa Securities Group, Inc. 3.13%, 04/19/2022 (A)	171,000	174,783
Mitsubishi HC Capital, Inc. 2.65%, 09/19/2022 (A)	200,000	204,530
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	913,000	950,655
3.41%, 03/07/2024	420,000	450,114
3.75%, 07/18/2039	285,000	324,828
Mizuho Bank Ltd. 3.60%, 09/25/2024 (A)	230,000	249,492
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (B), 05/22/2027	1,064,000	1,048,855
Fixed until 05/25/2025, 2.23% (B), 05/25/2026	882,000	912,862
Fixed until 09/13/2029, 2.87% (B), 09/13/2030	272,000	285,818
MUFG Bank Ltd. 4.10%, 09/09/2023 (A)	200,000	215,784
Nissan Motor Co. Ltd.
3.52%, 09/17/2025 (A)	520,000	555,475
4.35%, 09/17/2027 (A)	1,253,000	1,378,050
Nomura Holdings, Inc.
1.85%, 07/16/2025	415,000	424,370
2.65%, 01/16/2025	450,000	472,844
2.68%, 07/16/2030	200,000	203,349

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Japan (continued)
ORIX Corp.
2.90%, 07/18/2022	$ 126,000	$ 129,265
3.25%, 12/04/2024	300,000	323,497
Sumitomo Life Insurance Co. Fixed until 09/14/2027, 4.00% (B), 09/14/2077 (A)	200,000	215,750
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	205,000	207,092
2.35%, 01/15/2025	688,000	718,843
2.63%, 07/14/2026	134,000	142,449
3.04%, 07/16/2029	473,000	508,110
3.45%, 01/11/2027	285,000	313,504
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	535,000	541,065
3.18%, 07/09/2050	200,000	202,294
3.38%, 07/09/2060	200,000	205,454
5.00%, 11/26/2028	660,000	795,365

		12,393,453

Jersey, Channel Islands - 0.0% (G)
Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040 (A)	300,000	297,783

Luxembourg - 0.0% (G)
DH Europe Finance II SARL 3.25%, 11/15/2039	200,000	214,350
nVent Finance SARL 4.55%, 04/15/2028	187,000	205,550

		419,900

Mexico - 0.1%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	205,457
3.63%, 04/22/2029	570,000	628,580
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	200,000	193,270
2.75%, 01/22/2030	175,000	182,618
Fomento Economico Mexicano SAB de CV 3.50%, 01/16/2050	340,000	357,599
Grupo Bimbo SAB de CV 4.00%, 09/06/2049 (A)	400,000	426,083
Mexico City Airport Trust 5.50%, 07/31/2047 (A)	200,000	202,760

		2,196,367

Multi-National - 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	919,000	1,015,325
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031 (A) (F)	475,000	481,126
3.25%, 05/11/2041 (A)	680,000	699,307
3.40%, 05/01/2030 (A)	160,000	174,810

		2,370,568

Netherlands - 0.7%
ABN AMRO Bank NV
Fixed until 06/16/2026, 1.54% (B), 06/16/2027 (A)	600,000	596,227
4.75%, 07/28/2025 (A)	300,000	336,281
Cooperatieve Rabobank UA
3.75%, 07/21/2026	960,000	1,057,630

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Cooperatieve Rabobank UA (continued)
4.38%, 08/04/2025	$ 255,000	$ 284,648
Deutsche Telekom International Finance BV 4.88%, 03/06/2042 (A)	386,000	479,586
EDP Finance BV
1.71%, 01/24/2028 (A)	620,000	614,660
3.63%, 07/15/2024 (A)	200,000	214,743
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	219,160
3.63%, 05/25/2027 (A)	869,000	955,049
4.63%, 09/14/2025 (A)	200,000	226,913
Heineken NV 3.40%, 04/01/2022 (A)	150,000	153,427
ING Groep NV 4.10%, 10/02/2023	480,000	517,574
Lundin Energy Finance BV
2.00%, 07/15/2026 (A)	500,000	501,252
3.10%, 07/15/2031 (A)	930,000	940,494
LYB International Finance BV 4.88%, 03/15/2044	200,000	249,221
Shell International Finance BV
2.75%, 04/06/2030 (F)	1,078,000	1,150,262
3.25%, 04/06/2050	100,000	106,533
4.13%, 05/11/2035	290,000	345,420
4.55%, 08/12/2043	18,000	22,406
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026 (A)	350,000	367,838
3.13%, 03/16/2024 (A)	250,000	266,806

		9,606,130

New Zealand - 0.1%
ANZ New Zealand International Ltd. 3.45%, 07/17/2027 (A)	222,000	245,632
ASB Bank Ltd. 3.13%, 05/23/2024 (A)	535,000	570,785

		816,417

Norway - 0.0% (G)
Equinor ASA
2.38%, 05/22/2030	70,000	72,250
2.88%, 04/06/2025	145,000	155,004

		227,254

Panama - 0.0% (G)
Banco Nacional de Panama 2.50%, 08/11/2030 (A)	300,000	290,559

Republic of Korea - 0.0% (G)
Kia Corp. 1.75%, 10/16/2026 (A)	220,000	222,118
3.25%, 04/21/2026 (A)	440,000	471,096

		693,214

Saudi Arabia - 0.0% (G)
Saudi Arabian Oil Co. 1.63%, 11/24/2025 (A)	200,000	201,900

Singapore - 0.0% (G)
BOC Aviation Ltd.
2.75%, 09/18/2022 (A)	210,000	213,751
3.50%, 10/10/2024 (A)	200,000	213,053

		426,804

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA 1.13%, 09/18/2025	$ 200,000	$ 198,325
Banco Santander SA
1.85%, 03/25/2026	400,000	404,648
2.75%, 12/03/2030	200,000	198,366
3.49%, 05/28/2030	600,000	648,561
Telefonica Emisiones SA
4.67%, 03/06/2038	730,000	857,877
4.90%, 03/06/2048	340,000	407,369

		2,715,146

Switzerland - 0.5%
Credit Suisse Group AG
Fixed until 02/02/2026, 1.31% (B), 02/02/2027 (A)	540,000	528,903
Fixed until 06/05/2025, 2.19% (B), 06/05/2026 (A)	250,000	256,034
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	990,000	1,029,730
Fixed until 05/14/2031, 3.09% (B), 05/14/2032 (A)	260,000	267,213
3.75%, 03/26/2025	350,000	379,775
Fixed until 06/12/2023, 4.21% (B), 06/12/2024 (A)	797,000	848,757
4.28%, 01/09/2028 (A)	2,053,000	2,284,818
Fixed until 02/11/2027 (H), 5.25% (A) (B)	380,000	401,850
UBS Group AG
Fixed until 01/30/2026, 1.36% (B), 01/30/2027 (A)	340,000	337,763
Fixed until 08/15/2022, 2.86% (B), 08/15/2023 (A)	200,000	205,226
Fixed until 08/13/2029, 3.13% (B), 08/13/2030 (A)	522,000	559,980
4.13%, 09/24/2025 (A)	340,000	378,760

		7,478,809

United Kingdom - 2.0%
Anglo American Capital PLC
2.88%, 03/17/2031 (A)	330,000	337,726
4.00%, 09/11/2027 (A)	250,000	277,316
AstraZeneca PLC
1.38%, 08/06/2030 (F)	767,000	727,458
2.13%, 08/06/2050 (F)	412,000	360,150
4.00%, 09/18/2042	90,000	107,233
6.45%, 09/15/2037	120,000	180,216
BAE Systems PLC
1.90%, 02/15/2031 (A)	256,000	247,007
3.40%, 04/15/2030 (A)	1,076,000	1,170,687
Barclays PLC
Fixed until 12/10/2023, 1.01% (B), 12/10/2024	419,000	420,623
3.65%, 03/16/2025	200,000	216,556
Fixed until 05/07/2024, 3.93% (B), 05/07/2025	680,000	734,116
4.84%, 05/09/2028	236,000	265,439
BAT International Finance PLC 1.67%, 03/25/2026	135,000	134,983
BP Capital Markets PLC
3.28%, 09/19/2027	794,000	869,989

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
BP Capital Markets PLC (continued)
3.54%, 11/04/2024	$ 230,000	$ 250,516
Fixed until 06/22/2025 (H), 4.38% (B)	76,000	80,940
Fixed until 03/22/2030 (H), 4.88% (B) (F)	429,000	469,995
HSBC Holdings PLC
Fixed until 05/24/2024, 0.98% (B), 05/24/2025	360,000	359,725
Fixed until 09/22/2027, 2.01% (B), 09/22/2028	1,260,000	1,261,191
Fixed until 08/18/2030, 2.36% (B), 08/18/2031	550,000	550,983
Fixed until 05/24/2031, 2.80% (B), 05/24/2032	200,000	205,740
Fixed until 03/13/2027, 4.04% (B), 03/13/2028	500,000	555,663
4.25%, 08/18/2025	200,000	221,714
Fixed until 09/12/2025, 4.29% (B), 09/12/2026	1,309,000	1,457,305
4.38%, 11/23/2026	200,000	225,840
4.95%, 03/31/2030	489,000	588,430
6.10%, 01/14/2042	250,000	364,525
Fixed until 03/30/2025 (H), 6.38% (B)	200,000	222,960
6.50%, 09/15/2037	375,000	522,012
Imperial Brands Finance PLC
3.13%, 07/26/2024 (A)	404,000	425,295
3.50%, 07/26/2026 (A)	612,000	655,438
Lloyds Banking Group PLC
Fixed until 05/11/2026, 1.63% (B), 05/11/2027	510,000	510,492
4.38%, 03/22/2028	221,000	253,992
LSEGA Financing PLC 2.00%, 04/06/2028 (A) (F)	540,000	546,550
Nationwide Building Society
1.00%, 08/28/2025 (A)	550,000	544,863
Fixed until 03/08/2028, 4.30% (B), 03/08/2029 (A)	450,000	508,350
Natwest Group PLC
Fixed until 06/14/2026, 1.64% (B), 06/14/2027	723,000	723,386
Fixed until 05/22/2027, 3.07% (B), 05/22/2028	560,000	591,253
3.88%, 09/12/2023	550,000	587,462
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	1,110,000	1,204,042
Fixed until 05/08/2029, 4.45% (B), 05/08/2030	380,000	435,387
NatWest Markets PLC 0.80%, 08/12/2024 (A)	565,000	562,287
Royalty Pharma PLC
0.75%, 09/02/2023 (A)	240,000	240,674
1.20%, 09/02/2025 (A)	645,000	639,377
1.75%, 09/02/2027 (A)	235,000	231,413
3.30%, 09/02/2040 (A)	195,000	196,541
3.55%, 09/02/2050 (A) (F)	200,000	199,086
Santander UK Group Holdings PLC
Fixed until 03/15/2024, 1.09% (B), 03/15/2025	990,000	993,262

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Santander UK Group Holdings PLC (continued)
Fixed until 06/14/2026, 1.67% (B), 06/14/2027	$ 710,000	$ 709,236
Fixed until 03/15/2031, 2.90% (B), 03/15/2032 (F)	470,000	484,834
Standard Chartered PLC
Fixed until 10/14/2022, 1.32% (B), 10/14/2023 (A)	505,000	509,348
Fixed until 01/14/2026, 1.46% (B), 01/14/2027 (A)	1,185,000	1,173,664
Fixed until 09/10/2021, 2.74% (B), 09/10/2022 (A)	200,000	200,823
Fixed until 01/30/2025, 2.82% (B), 01/30/2026 (A)	985,000	1,034,132
5.20%, 01/26/2024 (A)	710,000	778,527
Vodafone Group PLC
Fixed until 06/04/2026, 3.25% (B), 06/04/2081	120,000	120,660
Fixed until 03/04/2031, 4.13% (B), 06/04/2081	190,000	189,183
4.25%, 09/17/2050	57,000	66,628
4.38%, 02/19/2043	205,000	239,038
4.88%, 06/19/2049	244,000	307,958
5.25%, 05/30/2048	187,000	246,576
6.25%, 11/30/2032	180,000	241,719

		29,738,514

United States - 24.2%
7-Eleven, Inc.
1.30%, 02/10/2028 (A)	153,000	147,645
2.50%, 02/10/2041 (A)	279,000	260,018
2.80%, 02/10/2051 (A)	235,000	219,415
Abbott Laboratories 1.15%, 01/30/2028 (F)	170,000	166,425
AbbVie, Inc.
2.80%, 03/15/2023	129,000	133,251
3.20%, 11/21/2029	2,752,000	2,991,704
3.45%, 03/15/2022	269,000	273,492
3.85%, 06/15/2024	164,000	177,869
4.05%, 11/21/2039	999,000	1,158,272
4.40%, 11/06/2042	230,000	279,344
4.45%, 05/14/2046	518,000	628,129
4.50%, 05/14/2035	200,000	240,685
4.75%, 03/15/2045	120,000	150,291
Activision Blizzard, Inc.
1.35%, 09/15/2030	130,000	121,696
2.50%, 09/15/2050	419,000	376,440
AES Corp.
1.38%, 01/15/2026 (A)	280,000	277,370
2.45%, 01/15/2031 (A)	50,000	49,527
3.30%, 07/15/2025 (A)	245,000	261,439
3.95%, 07/15/2030 (A)	292,000	319,302
Aetna, Inc.
3.88%, 08/15/2047	253,000	283,152
4.13%, 11/15/2042	334,000	382,661
6.75%, 12/15/2037	70,000	103,396
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 (A)	150,000	214,226

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Air Lease Corp.
1.88%, 08/15/2026	$ 480,000	$ 480,592
2.88%, 01/15/2026	420,000	441,547
3.25%, 03/01/2025 - 10/01/2029	2,053,000	2,172,071
3.38%, 07/01/2025	210,000	225,648
Alexander Funding Trust 1.84%, 11/15/2023 (A)	1,665,000	1,695,914
Alexandria Real Estate Equities, Inc. 1.88%, 02/01/2033	140,000	132,527
Alliant Energy Finance LLC 1.40%, 03/15/2026 (A)	90,000	88,692
Alphabet, Inc. 1.90%, 08/15/2040	329,000	300,345
Altria Group, Inc.
2.45%, 02/04/2032	455,000	440,245
3.40%, 02/04/2041	175,000	167,006
3.88%, 09/16/2046	614,000	609,203
4.80%, 02/14/2029	570,000	661,411
Amazon.com, Inc.
2.70%, 06/03/2060	185,000	177,376
3.88%, 08/22/2037	844,000	1,007,225
Ameren Corp.
1.75%, 03/15/2028	170,000	168,365
3.50%, 01/15/2031	382,000	419,002
American Airlines Pass-Through Trust
3.00%, 04/15/2030	379,196	385,506
3.65%, 02/15/2029	472,535	487,060
3.70%, 04/01/2028	113,917	115,820
American International Group, Inc.
3.88%, 01/15/2035	377,000	426,952
4.80%, 07/10/2045	190,000	237,601
American Tower Corp.
1.50%, 01/31/2028	310,000	301,699
1.88%, 10/15/2030	275,000	265,585
2.75%, 01/15/2027	655,000	692,766
2.95%, 01/15/2051	83,000	79,311
3.10%, 06/15/2050	127,000	124,179
3.38%, 10/15/2026	93,000	101,355
3.70%, 10/15/2049	350,000	380,162
3.95%, 03/15/2029	965,000	1,083,521
American Water Capital Corp.
2.80%, 05/01/2030	450,000	476,835
4.00%, 12/01/2046	71,000	82,977
Amgen, Inc. 3.15%, 02/21/2040	423,000	441,131
Analog Devices, Inc. 4.50%, 12/05/2036	140,000	165,073
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	2,257,000	2,774,130
4.90%, 02/01/2046	375,000	473,259
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/2043	160,000	178,601
4.63%, 02/01/2044	45,000	54,751
4.70%, 02/01/2036	246,000	300,641
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	210,000	250,166
4.38%, 04/15/2038	394,000	471,427

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Anheuser-Busch InBev Worldwide, Inc. (continued)
4.44%, 10/06/2048	$ 745,000	$ 892,334
4.50%, 06/01/2050	1,019,000	1,243,142
4.60%, 04/15/2048	333,000	407,284
ANR Pipeline Co. 9.63%, 11/01/2021	50,000	51,509
Anthem, Inc.
2.88%, 09/15/2029	220,000	233,822
4.10%, 03/01/2028	105,000	120,098
4.63%, 05/15/2042	89,000	110,446
4.65%, 08/15/2044	97,000	121,494
Appalachian Power Co.
2.70%, 04/01/2031	239,000	247,365
5.80%, 10/01/2035	15,000	19,545
Apple, Inc.
2.38%, 02/08/2041	245,000	237,912
2.65%, 05/11/2050	149,000	146,422
2.80%, 02/08/2061	75,000	73,090
2.95%, 09/11/2049	554,000	571,820
3.45%, 02/09/2045	736,000	822,623
3.75%, 09/12/2047	300,000	353,985
3.85%, 08/04/2046	129,000	153,944
Arizona Public Service Co. 5.05%, 09/01/2041	23,000	30,011
Arrow Electronics, Inc.
3.25%, 09/08/2024	132,000	140,499
3.88%, 01/12/2028 (F)	111,000	124,382
Assurant, Inc. 4.20%, 09/27/2023	250,000	268,040
Astrazeneca Finance LLC 2.25%, 05/28/2031 (F)	170,000	172,901
AT&T, Inc.
1.65%, 02/01/2028	475,000	471,873
2.25%, 02/01/2032	1,275,000	1,252,943
2.55%, 12/01/2033 (A)	1,298,000	1,287,692
3.10%, 02/01/2043	1,146,000	1,124,053
3.50%, 09/15/2053 (A)	725,000	728,995
3.55%, 09/15/2055 (A)	737,000	740,877
3.65%, 09/15/2059 (A)	934,000	948,019
4.30%, 02/15/2030	335,000	387,806
4.80%, 06/15/2044	126,000	151,155
Athene Global Funding 2.95%, 11/12/2026 (A)	1,390,000	1,480,554
Atmos Energy Corp.
0.63%, 03/09/2023	120,000	120,036
3.00%, 06/15/2027	180,000	194,165
AutoZone, Inc. 1.65%, 01/15/2031	170,000	161,917
Avangrid, Inc. 3.15%, 12/01/2024	108,000	115,474
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	170,000	170,116
2.88%, 01/20/2022 (A)	150,000	151,522
5.50%, 12/15/2024 (A)	449,000	507,560
Baker Hughes Holdings LLC 5.13%, 09/15/2040	115,000	146,941
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	120,000	119,559

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Baltimore Gas & Electric Co. (continued)
3.50%, 08/15/2046	$ 141,000	$ 155,737
5.20%, 06/15/2033	200,000	245,251
Bank of America Corp.
Fixed until 07/22/2026, 1.73% (B), 07/22/2027	540,000	544,394
Fixed until 07/23/2030, 1.90% (B), 07/23/2031	320,000	311,467
Fixed until 10/24/2030, 1.92% (B), 10/24/2031	320,000	312,330
Fixed until 06/14/2028, 2.09% (B), 06/14/2029	365,000	368,161
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	600,000	616,880
Fixed until 06/19/2040, 2.68% (B), 06/19/2041	2,218,000	2,154,640
Fixed until 04/22/2031, 2.69% (B), 04/22/2032	930,000	957,892
Fixed until 10/22/2029, 2.88% (B), 10/22/2030	980,000	1,033,355
Fixed until 10/01/2024, 3.09% (B), 10/01/2025	161,000	171,522
Fixed until 01/23/2025, 3.37% (B), 01/23/2026	1,650,000	1,779,598
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	1,594,000	1,736,665
Fixed until 03/05/2023, 3.55% (B), 03/05/2024	115,000	120,820
Fixed until 07/21/2027, 3.59% (B), 07/21/2028	245,000	269,874
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	2,798,000	3,095,544
Fixed until 01/20/2027, 3.82% (B), 01/20/2028	2,194,000	2,435,702
3.95%, 04/21/2025	338,000	371,035
Fixed until 03/05/2028, 3.97% (B), 03/05/2029	400,000	451,260
4.00%, 01/22/2025	378,000	414,932
4.18%, 11/25/2027	265,000	297,044
4.25%, 10/22/2026	142,000	160,412
BAT Capital Corp.
2.26%, 03/25/2028	180,000	178,805
3.22%, 09/06/2026	50,000	53,069
3.56%, 08/15/2027	894,000	957,831
3.73%, 09/25/2040	120,000	117,859
3.98%, 09/25/2050	185,000	180,313
4.39%, 08/15/2037	694,000	748,888
4.54%, 08/15/2047	130,000	138,338
4.91%, 04/02/2030	472,000	542,768
Bayer US Finance II LLC 4.38%, 12/15/2028 (A)	270,000	309,590
Becton Dickinson & Co.
1.96%, 02/11/2031	395,000	385,852
3.70%, 06/06/2027	60,000	66,704
3.79%, 05/20/2050	200,000	223,802
4.67%, 06/06/2047	270,000	337,148
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	165,000	159,936

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Berkshire Hathaway Energy Co. (continued)
6.13%, 04/01/2036	$ 122,000	$ 171,787
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	244,000	243,771
4.20%, 08/15/2048	86,000	106,197
Bimbo Bakeries USA, Inc. 4.00%, 05/17/2051 (A)	380,000	408,360
Biogen, Inc.
2.25%, 05/01/2030	1,022,000	1,026,900
3.15%, 05/01/2050	340,000	335,182
Blackstone Secured Lending Fund 3.65%, 07/14/2023 (A)	205,000	213,665
BMW US Capital LLC 2.25%, 09/15/2023 (A)	180,000	186,388
Boardwalk Pipelines, LP 4.80%, 05/03/2029	170,000	195,738
Boeing Co.
1.17%, 02/04/2023	200,000	200,925
1.43%, 02/04/2024	405,000	406,347
1.95%, 02/01/2024	335,000	343,051
2.20%, 02/04/2026	1,055,000	1,066,023
2.25%, 06/15/2026	200,000	204,364
2.75%, 02/01/2026	925,000	966,607
3.10%, 05/01/2026	280,000	296,219
3.25%, 03/01/2028 - 02/01/2035	338,000	351,547
3.60%, 05/01/2034	285,000	300,715
3.63%, 02/01/2031	685,000	737,529
3.95%, 08/01/2059	435,000	453,800
4.51%, 05/01/2023	690,000	735,532
4.88%, 05/01/2025	190,000	212,960
5.15%, 05/01/2030	295,000	349,661
5.81%, 05/01/2050	500,000	673,782
Bon Secours Mercy Health, Inc. 3.21%, 06/01/2050	205,000	212,430
Boston Gas Co.
3.00%, 08/01/2029 (A)	330,000	347,624
4.49%, 02/15/2042 (A)	14,000	16,450
Boston Properties, LP
2.55%, 04/01/2032	230,000	231,713
3.20%, 01/15/2025	190,000	203,610
Boston Scientific Corp.
2.65%, 06/01/2030	350,000	362,387
4.00%, 03/01/2029	238,000	270,923
BP Capital Markets America, Inc.
2.77%, 11/10/2050	160,000	148,642
2.94%, 06/04/2051	665,000	639,460
3.00%, 02/24/2050	163,000	157,781
3.02%, 01/16/2027	390,000	421,112
3.54%, 04/06/2027	50,000	55,199
Bristol-Myers Squibb Co.
2.55%, 11/13/2050	575,000	551,750
3.40%, 07/26/2029	665,000	744,841
3.45%, 11/15/2027	386,000	430,694
4.13%, 06/15/2039	252,000	304,342
4.55%, 02/20/2048	235,000	306,760
5.00%, 08/15/2045	171,000	233,882
British Airways Pass-Through Trust
3.30%, 06/15/2034 (A)	313,597	319,262

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
British Airways Pass-Through Trust (continued)
4.13%, 03/20/2033 (A)	$ 537,549	$ 546,849
Brixmor Operating Partnership, LP
2.25%, 04/01/2028	230,000	229,926
3.85%, 02/01/2025	150,000	163,206
Broadcom, Inc.
1.95%, 02/15/2028 (A) (F)	681,000	681,506
2.45%, 02/15/2031 (A)	984,000	968,520
4.11%, 09/15/2028	379,000	426,704
4.25%, 04/15/2026	250,000	280,373
4.75%, 04/15/2029	585,000	681,098
Brooklyn Union Gas Co. 4.27%, 03/15/2048 (A)	160,000	182,061
Brown & Brown, Inc. 2.38%, 03/15/2031	460,000	460,143
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	680,000	688,267
2.75%, 05/14/2031	530,000	536,424
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	310,000	364,353
4.38%, 09/01/2042	80,000	99,714
5.15%, 09/01/2043	231,000	316,944
6.15%, 05/01/2037	200,000	289,282
7.95%, 08/15/2030	200,000	292,318
Cameron LNG LLC 3.70%, 01/15/2039 (A)	414,000	460,952
Capital One Financial Corp.
3.20%, 02/05/2025	175,000	188,146
3.75%, 07/28/2026	160,000	176,585
Fixed until 09/01/2026 (H), 3.95% (B)	758,000	774,107
4.20%, 10/29/2025	80,000	89,373
Cargill, Inc. 2.13%, 04/23/2030 (A)	451,000	457,197
Celanese US Holdings LLC 3.50%, 05/08/2024	350,000	373,994
CenterPoint Energy Houston Electric LLC 3.00%, 02/01/2027	137,000	147,536
CenterPoint Energy, Inc.
1.45%, 06/01/2026	304,000	304,352
2.65%, 06/01/2031	570,000	581,300
2.95%, 03/01/2030	171,000	179,823
Fixed until 09/01/2023 (H), 6.13% (B)	280,000	297,500
CF Industries, Inc.
3.45%, 06/01/2023	505,000	527,094
4.95%, 06/01/2043	252,000	297,887
5.15%, 03/15/2034	312,000	377,498
5.38%, 03/15/2044	187,000	231,730
Charles Schwab Corp.
Fixed until 06/01/2026 (H), 4.00% (B) (F)	710,000	740,175
Fixed until 12/01/2030 (H), 4.00% (B)	955,000	976,965
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30%, 02/01/2032	77,000	74,082
3.50%, 06/01/2041	260,000	260,319
3.70%, 04/01/2051	689,000	682,000
3.90%, 06/01/2052	575,000	585,926
4.80%, 03/01/2050	1,034,000	1,188,445

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital (continued)
5.05%, 03/30/2029	$ 230,000	$ 271,908
6.38%, 10/23/2035	90,000	120,461
6.83%, 10/23/2055	120,000	176,670
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	875,000	1,018,892
Chevron USA, Inc.
2.34%, 08/12/2050	218,000	196,428
3.25%, 10/15/2029	200,000	221,687
3.85%, 01/15/2028	762,000	868,611
5.25%, 11/15/2043	220,000	299,147
Children’s Hospital 2.93%, 07/15/2050	180,000	178,888
Cigna Corp.
2.40%, 03/15/2030	265,000	270,625
3.20%, 03/15/2040	293,000	304,278
3.40%, 03/01/2027 - 03/15/2050	238,000	257,596
4.38%, 10/15/2028	188,000	218,832
4.50%, 02/25/2026	144,000	163,962
Cigna Holding Co. 3.25%, 04/15/2025	95,000	101,664
Cimarex Energy Co. 3.90%, 05/15/2027	670,000	738,622
Citigroup, Inc.
Fixed until 05/01/2024, 0.98% (B), 05/01/2025	420,000	421,166
Fixed until 01/28/2026, 1.12% (B), 01/28/2027	393,000	387,600
Fixed until 06/09/2026, 1.46% (B), 06/09/2027	965,000	961,675
Fixed until 05/01/2031, 2.56% (B), 05/01/2032	1,300,000	1,325,825
Fixed until 11/05/2029, 2.98% (B), 11/05/2030	771,000	817,446
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	2,441,000	2,674,569
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	1,020,000	1,125,530
3.88%, 03/26/2025	80,000	87,798
Fixed until 02/18/2026 (H), 3.88% (B) (F)	455,000	464,669
Fixed until 01/24/2038, 3.88% (B), 01/24/2039 (F)	100,000	115,310
Fixed until 12/10/2025 (H), 4.00% (B)	385,000	396,935
4.30%, 11/20/2026	786,000	887,943
4.40%, 06/10/2025	358,000	399,989
4.45%, 09/29/2027	700,000	799,680
5.30%, 05/06/2044	20,000	26,933
Fixed until 08/15/2026 (H), 6.25% (B)	460,000	537,510
Fixed until 05/15/2024 (H), 6.30% (B)	96,000	103,267
Citrix Systems, Inc. 1.25%, 03/01/2026	100,000	98,787
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	127,000	135,826
4.55%, 11/15/2030 (A)	230,000	266,042
CMS Energy Corp. Fixed until 03/01/2030, 4.75% (B), 06/01/2050	255,000	284,166

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
CNA Financial Corp. 3.45%, 08/15/2027	$ 160,000	$ 175,439
Coca-Cola Co.
2.25%, 01/05/2032	285,000	292,150
2.50%, 06/01/2040	219,000	217,141
2.60%, 06/01/2050	221,000	213,121
3.00%, 03/05/2051	220,000	229,189
Comcast Corp.
2.45%, 08/15/2052 (F)	876,000	792,096
3.20%, 07/15/2036	531,000	570,002
3.25%, 11/01/2039	1,190,000	1,267,245
3.40%, 04/01/2030 - 07/15/2046	289,000	312,522
3.75%, 04/01/2040	521,000	588,055
4.20%, 08/15/2034	270,000	320,197
4.25%, 01/15/2033	589,000	702,142
4.60%, 10/15/2038	244,000	302,657
4.95%, 10/15/2058	221,000	305,866
CommonSpirit Health
1.55%, 10/01/2025	140,000	141,251
2.78%, 10/01/2030	140,000	145,431
3.91%, 10/01/2050	140,000	153,998
Commonwealth Edison Co.
3.65%, 06/15/2046	170,000	193,401
3.70%, 03/01/2045	30,000	34,312
4.70%, 01/15/2044	130,000	167,154
Conagra Brands, Inc.
1.38%, 11/01/2027	350,000	341,746
5.30%, 11/01/2038	90,000	114,469
Connecticut Light & Power Co.
3.20%, 03/15/2027	130,000	142,932
4.30%, 04/15/2044	244,000	303,828
ConocoPhillips
2.40%, 02/15/2031 (A)	130,000	133,213
3.75%, 10/01/2027 (A)	385,000	432,825
4.30%, 08/15/2028 (A) (F)	395,000	458,460
ConocoPhillips Co. 4.95%, 03/15/2026	150,000	174,254
Consolidated Edison Co. of New York, Inc. 3.70%, 11/15/2059	150,000	159,222
Constellation Brands, Inc.
3.15%, 08/01/2029	392,000	420,777
4.40%, 11/15/2025 (F)	120,000	135,390
Consumers Energy Co. 4.05%, 05/15/2048	70,000	84,905
Continental Airlines Pass-Through Trust 4.15%, 10/11/2025	303,125	322,007
Corning, Inc.
3.90%, 11/15/2049	464,000	520,135
5.35%, 11/15/2048	110,000	147,863
Corporate Office Properties, LP 2.75%, 04/15/2031	444,000	447,187
Cottage Health Obligated Group 3.30%, 11/01/2049	270,000	291,644
Cox Communications, Inc.
2.95%, 10/01/2050 (A)	140,000	132,730
4.80%, 02/01/2035 (A)	230,000	279,124

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
CRH America Finance, Inc. 3.40%, 05/09/2027 (A)	$ 200,000	$ 219,800
Crown Castle International Corp.
2.25%, 01/15/2031 (F)	320,000	316,104
2.90%, 04/01/2041	521,000	507,283
Crown Castle Towers LLC 3.22%, 05/15/2042 (A)	104,000	104,211
CSX Corp.
2.50%, 05/15/2051	515,000	467,932
4.75%, 11/15/2048	223,000	288,657
6.00%, 10/01/2036	50,000	68,882
CVS Health Corp.
1.75%, 08/21/2030	270,000	260,536
2.70%, 08/21/2040	1,042,000	1,011,601
4.30%, 03/25/2028	827,000	950,882
5.05%, 03/25/2048	500,000	649,637
CVS Pass-Through Trust
4.70%, 01/10/2036 (A)	192,441	218,280
5.93%, 01/10/2034 (A)	184,552	223,312
6.20%, 10/10/2025 (A)	56,879	62,211
Dell International LLC / EMC Corp.
4.90%, 10/01/2026	861,000	994,102
5.30%, 10/01/2029 (F)	405,000	489,128
5.45%, 06/15/2023	125,000	135,594
6.02%, 06/15/2026	670,000	804,676
Delmarva Power & Light Co.
4.00%, 06/01/2042	337,000	382,436
4.15%, 05/15/2045	140,000	167,577
Delta Air Lines Pass-Through Trust 3.63%, 01/30/2029	228,311	245,286
Devon Energy Corp.
4.50%, 01/15/2030 (A)	339,000	373,298
5.88%, 06/15/2028 (A)	141,000	156,996
Diamondback Energy, Inc.
3.25%, 12/01/2026	145,000	155,498
3.50%, 12/01/2029	220,000	235,747
4.75%, 05/31/2025	949,000	1,068,703
Discover Bank 3.45%, 07/27/2026	350,000	381,873
Discovery Communications LLC
3.63%, 05/15/2030	569,000	621,393
3.95%, 03/20/2028	615,000	684,542
4.95%, 05/15/2042	25,000	29,702
5.20%, 09/20/2047	457,000	568,650
Dollar General Corp. 4.13%, 05/01/2028	100,000	114,609
Dominion Energy, Inc.
3.30%, 04/15/2041	300,000	315,269
5.25%, 08/01/2033	70,000	88,010
Dow Chemical Co.
2.10%, 11/15/2030 (F)	469,000	464,254
8.85%, 09/15/2021	150,000	152,249
DTE Electric Co. 3.70%, 03/15/2045	93,000	106,289
Duke Energy Carolinas LLC
2.55%, 04/15/2031	270,000	280,632
3.20%, 08/15/2049	30,000	31,486

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Duke Energy Carolinas LLC (continued)
4.00%, 09/30/2042	$ 150,000	$ 176,896
6.00%, 12/01/2028	100,000	127,790
Duke Energy Corp.
3.30%, 06/15/2041	300,000	307,523
3.50%, 06/15/2051	430,000	445,077
Duke Energy Florida LLC 3.40%, 10/01/2046	310,000	337,489
Duke Energy Indiana LLC
2.75%, 04/01/2050	314,000	304,112
3.75%, 05/15/2046	225,000	252,134
Duke Energy Ohio, Inc.
2.13%, 06/01/2030	70,000	70,344
4.30%, 02/01/2049	30,000	37,076
Duke Energy Progress LLC
2.50%, 08/15/2050	35,000	32,295
3.70%, 10/15/2046	128,000	144,601
5.70%, 04/01/2035	100,000	131,957
Duke Realty, LP 2.88%, 11/15/2029	100,000	105,296
DuPont de Nemours, Inc. 5.32%, 11/15/2038	385,000	507,315
Duquesne Light Holdings, Inc.
2.78%, 01/07/2032 (A) (E)	275,000	277,449
3.62%, 08/01/2027 (A)	435,000	472,050
DXC Technology Co. 4.25%, 04/15/2024	79,000	85,694
Eastern Gas Transmission & Storage, Inc. 4.60%, 12/15/2044 (A)	174,000	203,597
Eaton Corp.
4.15%, 11/02/2042	180,000	214,875
5.80%, 03/15/2037	130,000	164,901
eBay, Inc. 2.60%, 05/10/2031	1,100,000	1,119,808
Edison International
3.55%, 11/15/2024	505,000	536,807
4.13%, 03/15/2028	135,000	143,732
4.95%, 04/15/2025	514,000	569,168
5.75%, 06/15/2027 (F)	160,000	182,140
Electronic Arts, Inc. 1.85%, 02/15/2031	210,000	203,205
Eli Lilly & Co. 2.25%, 05/15/2050	577,000	523,794
Emera US Finance, LP
2.64%, 06/15/2031 (A)	380,000	381,123
4.75%, 06/15/2046	529,000	627,165
Enable Midstream Partners, LP
4.15%, 09/15/2029	270,000	295,901
5.00%, 05/15/2044	435,000	474,404
Energy Transfer, LP
2.90%, 05/15/2025	442,000	465,139
3.75%, 05/15/2030	335,000	364,271
4.95%, 01/15/2043	309,000	341,677
5.15%, 02/01/2043 - 03/15/2045	381,000	437,021
5.25%, 04/15/2029	270,000	319,190
5.30%, 04/01/2044	214,000	248,135
5.95%, 10/01/2043	90,000	112,316
6.05%, 06/01/2041	925,000	1,173,524

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Energy Transfer, LP (continued)
6.10%, 02/15/2042	$ 80,000	$ 99,502
Eni USA, Inc. 7.30%, 11/15/2027	150,000	195,807
Entergy Arkansas LLC
2.65%, 06/15/2051	190,000	179,944
4.95%, 12/15/2044	86,000	94,117
Entergy Corp. 2.40%, 06/15/2031	320,000	320,020
Entergy Louisiana LLC
2.35%, 06/15/2032	320,000	324,159
2.40%, 10/01/2026	118,000	123,493
2.90%, 03/15/2051	330,000	325,319
3.05%, 06/01/2031	107,000	116,014
4.95%, 01/15/2045	420,000	460,642
Entergy Mississippi LLC 3.50%, 06/01/2051	60,000	65,663
Entergy Texas, Inc.
3.45%, 12/01/2027	45,000	48,780
3.55%, 09/30/2049	512,000	544,388
Enterprise Products Operating LLC
3.70%, 01/31/2051	357,000	383,158
4.25%, 02/15/2048	20,000	22,915
5.75%, 03/01/2035	100,000	129,238
7.55%, 04/15/2038	50,000	76,873
EQM Midstream Partners, LP 5.50%, 07/15/2028	290,000	313,368
EQT Corp. 3.90%, 10/01/2027	161,000	172,471
Equinix, Inc.
2.00%, 05/15/2028	610,000	613,348
2.50%, 05/15/2031	490,000	498,918
2.90%, 11/18/2026	290,000	310,354
Equitable Financial Life Global Funding 1.40%, 07/07/2025 (A)	390,000	393,425
ERAC USA Finance LLC 4.50%, 02/15/2045 (A)	130,000	158,661
Essex Portfolio, LP 2.65%, 03/15/2032 - 09/01/2050	510,000	490,827
Estee Lauder Cos., Inc. 2.60%, 04/15/2030	770,000	813,680
Evergy Metro, Inc.
2.25%, 06/01/2030	212,000	215,884
5.30%, 10/01/2041	50,000	65,596
Evergy, Inc. 2.90%, 09/15/2029	691,000	733,060
Exelon Generation Co. LLC 3.25%, 06/01/2025	535,000	577,054
Exxon Mobil Corp.
2.61%, 10/15/2030	1,277,000	1,347,413
3.00%, 08/16/2039	545,000	559,660
3.10%, 08/16/2049	540,000	549,888
F&G Global Funding 1.75%, 06/30/2026 (A)	270,000	271,151
FedEx Corp. 3.25%, 05/15/2041	200,000	205,794
Fidelity National Information Services, Inc. 3.10%, 03/01/2041	100,000	102,839

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Fiserv, Inc.
3.20%, 07/01/2026	$ 155,000	$ 167,810
3.50%, 07/01/2029	279,000	307,279
4.40%, 07/01/2049	145,000	175,024
Flex Intermediate Holdco LLC
3.36%, 06/30/2031 (A)	590,000	597,895
4.32%, 12/30/2039 (A)	185,000	188,222
Florida Power & Light Co.
3.80%, 12/15/2042	130,000	153,363
4.05%, 06/01/2042	30,000	36,522
5.63%, 04/01/2034	100,000	135,701
Ford Foundation 2.82%, 06/01/2070	95,000	95,427
Ford Motor Credit Co. LLC
3.63%, 06/17/2031	660,000	672,791
4.39%, 01/08/2026	900,000	972,000
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	314,000	327,737
5.25%, 09/01/2029	616,000	679,910
5.45%, 03/15/2043	395,000	482,816
GE Capital Funding LLC 4.40%, 05/15/2030	2,340,000	2,729,571
General Electric Co.
3.63%, 05/01/2030 (F)	305,000	340,442
5.55%, 01/05/2026	422,000	500,229
General Motors Co.
4.88%, 10/02/2023	350,000	381,254
5.15%, 04/01/2038	140,000	170,843
6.13%, 10/01/2025	167,000	197,766
General Motors Financial Co., Inc.
1.25%, 01/08/2026	520,000	516,787
1.70%, 08/18/2023	615,000	627,616
2.35%, 01/08/2031 (F)	347,000	343,437
2.70%, 08/20/2027 - 06/10/2031	800,000	820,641
2.75%, 06/20/2025	969,000	1,020,612
3.95%, 04/13/2024	69,000	74,309
4.35%, 01/17/2027	126,000	141,726
5.25%, 03/01/2026	30,000	34,654
Gilead Sciences, Inc.
2.60%, 10/01/2040	719,000	693,532
2.80%, 10/01/2050	458,000	438,901
4.00%, 09/01/2036	434,000	502,620
Glencore Funding LLC
1.63%, 09/01/2025 - 04/27/2026 (A)	870,000	877,413
2.50%, 09/01/2030 (A)	757,000	755,982
4.00%, 03/27/2027 (A)	315,000	348,366
4.13%, 05/30/2023 (A)	117,000	124,446
4.63%, 04/29/2024 (A)	220,000	241,159
Global Payments, Inc.
2.90%, 05/15/2030	142,000	148,097
3.20%, 08/15/2029	719,000	770,316
4.15%, 08/15/2049	305,000	349,995
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (B), 03/09/2027	1,075,000	1,072,435
Fixed until 09/10/2026, 1.54% (B), 09/10/2027	1,390,000	1,386,998

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Goldman Sachs Group, Inc. (continued)
Fixed until 04/22/2031, 2.62% (B), 04/22/2032	$ 370,000	$ 378,421
Fixed until 04/22/2041, 3.21% (B), 04/22/2042	500,000	523,617
3.50%, 04/01/2025 - 11/16/2026	1,648,000	1,789,688
Fixed until 06/05/2027, 3.69% (B), 06/05/2028	3,124,000	3,451,012
Fixed until 05/10/2026 (H), 3.80% (B) (F)	374,000	380,657
Fixed until 04/23/2028, 3.81% (B), 04/23/2029	398,000	445,481
Fixed until 10/31/2037, 4.02% (B), 10/31/2038	388,000	455,343
Fixed until 05/01/2028, 4.22% (B), 05/01/2029	275,000	313,891
Fixed until 04/23/2038, 4.41% (B), 04/23/2039	665,000	810,809
Goodman US Finance Three LLC 3.70%, 03/15/2028 (A)	151,000	163,767
Graphic Packaging International LLC 1.51%, 04/15/2026 (A)	323,000	321,503
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (A)	305,000	311,030
2.60%, 10/15/2025 (A)	645,000	662,722
3.45%, 10/15/2027 (A)	509,000	535,098
GTP Acquisition Partners I LLC 3.48%, 06/15/2050 (A)	36,000	38,250
Hackensack Meridian Health, Inc. 2.68%, 09/01/2041	480,000	471,026
Halliburton Co. 7.60%, 08/15/2096 (A)	40,000	51,616
Hanover Insurance Group, Inc. 2.50%, 09/01/2030	130,000	130,190
Hartford Financial Services Group, Inc. 4.30%, 04/15/2043	210,000	248,016
Hartford HealthCare Corp. 3.45%, 07/01/2054	580,000	609,381
Hasbro, Inc. 3.90%, 11/19/2029 (F)	371,000	412,900
HCA, Inc.
3.50%, 07/15/2051	645,000	645,226
4.50%, 02/15/2027	1,248,000	1,410,960
5.13%, 06/15/2039	280,000	350,035
5.25%, 06/15/2026 - 06/15/2049	535,000	620,164
5.38%, 09/01/2026	410,000	471,500
5.50%, 06/15/2047	142,000	185,505
5.63%, 09/01/2028	400,000	474,000
Healthcare Trust of America Holdings, LP
2.00%, 03/15/2031	460,000	444,761
3.10%, 02/15/2030	635,000	675,092
Healthpeak Properties, Inc.
2.88%, 01/15/2031	210,000	219,954
3.00%, 01/15/2030	489,000	518,630
3.50%, 07/15/2029	236,000	260,836
Hess Corp. 5.60%, 02/15/2041	180,000	224,877
HollyFrontier Corp.
2.63%, 10/01/2023	365,000	377,354

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
HollyFrontier Corp. (continued)
5.88%, 04/01/2026	$ 154,000	$ 178,213
Home Depot, Inc.
2.38%, 03/15/2051	280,000	259,212
3.30%, 04/15/2040	554,000	607,375
HP, Inc. 3.00%, 06/17/2027	165,000	176,788
Huntsman International LLC 2.95%, 06/15/2031	195,000	198,009
Hyundai Capital America
1.15%, 11/10/2022 (A)	773,000	778,114
1.25%, 09/18/2023 (A) (F)	500,000	504,500
1.30%, 01/08/2026 (A)	295,000	291,680
1.50%, 06/15/2026 (A)	445,000	441,777
1.80%, 10/15/2025 (A)	315,000	319,732
1.80%, 01/10/2028 (A) (F)	240,000	238,025
2.38%, 10/15/2027 (A)	935,000	956,291
Indiana Michigan Power Co. 3.25%, 05/01/2051	460,000	482,457
Intact US Holdings, Inc. 4.60%, 11/09/2022	250,000	262,022
Intel Corp. 3.73%, 12/08/2047	110,000	125,313
International Flavors & Fragrances, Inc.
3.47%, 12/01/2050 (A)	410,000	426,522
4.45%, 09/26/2028	110,000	127,292
5.00%, 09/26/2048	126,000	163,063
International Lease Finance Corp.
5.88%, 08/15/2022	150,000	158,721
8.63%, 01/15/2022	280,000	291,913
ITC Holdings Corp. 2.95%, 05/14/2030 (A)	1,121,000	1,181,029
JB Hunt Transport Services, Inc. 3.88%, 03/01/2026	215,000	239,217
Jersey Central Power & Light Co.
2.75%, 03/01/2032 (A)	285,000	288,923
4.30%, 01/15/2026 (A)	215,000	238,045
6.15%, 06/01/2037	60,000	77,647
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	67,232	81,344
Johnson & Johnson
2.25%, 09/01/2050	215,000	200,558
3.40%, 01/15/2038	156,000	177,622
Kansas City Southern 4.70%, 05/01/2048	222,000	276,697
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	310,000	335,429
3.43%, 06/15/2027	550,000	606,601
4.42%, 05/25/2025	112,000	125,689
4.60%, 05/25/2028	368,000	432,409
KeyCorp 4.15%, 10/29/2025	130,000	146,413
Kinder Morgan, Inc.
2.00%, 02/15/2031	629,000	605,369
3.25%, 08/01/2050	260,000	251,324
5.05%, 02/15/2046	250,000	303,670
Kohl’s Corp. 3.38%, 05/01/2031 (F)	496,000	513,334

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Kraft Heinz Foods Co.
4.25%, 03/01/2031	$ 570,000	$ 648,203
4.63%, 10/01/2039	202,000	235,153
Kroger Co.
3.88%, 10/15/2046	536,000	590,913
3.95%, 01/15/2050	250,000	284,700
4.45%, 02/01/2047	115,000	136,993
8.00%, 09/15/2029	125,000	176,593
L3 Harris Technologies, Inc.
1.80%, 01/15/2031	210,000	203,907
3.83%, 04/27/2025	200,000	219,069
4.40%, 06/15/2028	441,000	512,345
Lear Corp. 5.25%, 05/15/2049 (F)	380,000	479,691
Leidos, Inc.
2.30%, 02/15/2031	664,000	647,812
2.95%, 05/15/2023	90,000	93,592
4.38%, 05/15/2030	80,000	90,842
Lennar Corp.
4.50%, 04/30/2024	105,000	114,844
4.75%, 11/29/2027 (F)	615,000	710,859
5.00%, 06/15/2027	1,165,000	1,351,901
Lennox International, Inc. 1.35%, 08/01/2025	540,000	543,598
Liberty Mutual Group, Inc. 4.57%, 02/01/2029 (A)	100,000	116,918
Liberty Mutual Insurance Co. 8.50%, 05/15/2025 (A)	220,000	270,589
Life Storage, LP 4.00%, 06/15/2029	350,000	392,374
Lincoln National Corp. 4.00%, 09/01/2023	100,000	107,285
Lockheed Martin Corp.
2.80%, 06/15/2050 (F)	220,000	221,097
3.80%, 03/01/2045	324,000	377,261
4.50%, 05/15/2036	150,000	187,942
Louisville Gas & Electric Co. 4.65%, 11/15/2043	30,000	37,403
Lowe’s Cos., Inc.
2.50%, 04/15/2026	150,000	159,191
2.63%, 04/01/2031	525,000	543,085
3.65%, 04/05/2029	255,000	285,489
3.70%, 04/15/2046	569,000	625,619
LYB International Finance III LLC 3.63%, 04/01/2051 (F)	320,000	338,080
Magellan Midstream Partners, LP 5.15%, 10/15/2043	52,000	64,483
Marathon Petroleum Corp.
4.50%, 05/01/2023	78,000	83,175
4.70%, 05/01/2025	45,000	50,767
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	470,000	478,477
3.45%, 06/01/2027	156,000	170,462
Masco Corp.
2.00%, 10/01/2030	290,000	282,887
6.50%, 08/15/2032	250,000	332,930
Massachusetts Electric Co. 4.00%, 08/15/2046 (A)	113,000	125,696

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Massachusetts Mutual Life Insurance Co. 7.63%, 11/15/2023 (A)	$ 250,000	$ 276,485
McDonald’s Corp.
3.63%, 09/01/2049	71,000	78,740
3.70%, 02/15/2042	380,000	428,309
McKesson Corp. 0.90%, 12/03/2025	250,000	246,431
MDC Holdings, Inc.
2.50%, 01/15/2031	370,000	361,013
3.85%, 01/15/2030	930,000	995,565
MedStar Health, Inc. 3.63%, 08/15/2049	280,000	311,759
Memorial Health Services 3.45%, 11/01/2049	535,000	579,585
Merck & Co., Inc. 2.35%, 06/24/2040	200,000	193,412
MetLife, Inc. 4.13%, 08/13/2042	97,000	115,863
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (A)	230,000	247,181
3.00%, 09/19/2027 (A)	170,000	183,363
Microchip Technology, Inc.
0.97%, 02/15/2024 (A)	760,000	759,441
0.98%, 09/01/2024 (A)	515,000	512,546
2.67%, 09/01/2023	290,000	302,003
Microsoft Corp.
2.68%, 06/01/2060	190,000	189,541
2.92%, 03/17/2052	367,000	389,538
3.04%, 03/17/2062	73,000	78,426
3.45%, 08/08/2036	179,000	207,174
3.50%, 11/15/2042	75,000	86,736
3.70%, 08/08/2046	493,000	592,418
Mid-America Apartments, LP 1.70%, 02/15/2031	150,000	142,645
Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028 (A)	50,000	56,313
Mississippi Power Co. 3.95%, 03/30/2028	140,000	157,602
Monongahela Power Co. 3.55%, 05/15/2027 (A) (F)	460,000	507,262
Moody’s Corp. 2.55%, 08/18/2060	180,000	159,670
Morgan Stanley
Fixed until 01/25/2023, 0.53% (B), 01/25/2024	380,000	379,848
Fixed until 12/10/2025, 0.99% (B), 12/10/2026	590,000	580,934
Fixed until 05/04/2026, 1.59% (B), 05/04/2027	710,000	714,732
Fixed until 02/13/2031, 1.79% (B), 02/13/2032	465,000	447,307
Fixed until 04/28/2025, 2.19% (B), 04/28/2026	800,000	830,934
Fixed until 01/22/2030, 2.70% (B), 01/22/2031	689,000	722,261
Fixed until 01/25/2051, 2.80% (B), 01/25/2052	320,000	314,680

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley (continued)
Fixed until 04/22/2041, 3.22% (B), 04/22/2042	$ 560,000	$ 594,198
Fixed until 07/22/2027, 3.59% (B), 07/22/2028	615,000	681,012
Fixed until 04/01/2030, 3.62% (B), 04/01/2031	669,000	747,539
Fixed until 04/24/2023, 3.74% (B), 04/24/2024	815,000	861,948
3.88%, 01/27/2026	972,000	1,086,764
4.00%, 07/23/2025	871,000	970,148
Fixed until 01/23/2029, 4.43% (B), 01/23/2030	564,000	661,297
5.00%, 11/24/2025	334,000	385,214
Mosaic Co. 4.05%, 11/15/2027	65,000	72,915
MPLX, LP
4.00%, 03/15/2028	129,000	144,210
4.50%, 04/15/2038	488,000	560,393
5.20%, 12/01/2047	275,000	335,526
MultiCare Health System 2.80%, 08/15/2050	120,000	118,027
National Retail Properties, Inc.
3.50%, 10/15/2027	80,000	86,476
3.60%, 12/15/2026	124,000	135,428
4.30%, 10/15/2028	400,000	453,242
Netflix, Inc.
4.88%, 04/15/2028	801,000	930,161
4.88%, 06/15/2030 (A)	418,000	497,127
Nevada Power Co.
5.45%, 05/15/2041	30,000	39,854
6.65%, 04/01/2036	100,000	145,340
New England Power Co. 3.80%, 12/05/2047 (A)	92,000	99,802
New York & Presbyterian Hospital 2.26%, 08/01/2040	340,000	320,148
New York Life Global Funding 3.00%, 01/10/2028 (A)	137,000	149,024
New York Life Insurance Co.
3.75%, 05/15/2050 (A)	125,000	139,695
4.45%, 05/15/2069 (A)	430,000	538,268
NextEra Energy Capital Holdings, Inc. 3-Month LIBOR + 2.13%, 2.24% (B), 06/15/2067	302,000	281,428
NGPL PipeCo LLC 3.25%, 07/15/2031 (A)	280,000	288,903
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (A)	250,000	246,231
3.51%, 10/01/2024 (A)	141,000	151,502
NIKE, Inc. 3.25%, 03/27/2040	380,000	417,583
NiSource, Inc.
0.95%, 08/15/2025	510,000	505,954
1.70%, 02/15/2031	190,000	179,750
2.95%, 09/01/2029	638,000	676,495
5.65%, 02/01/2045	89,000	122,716
5.80%, 02/01/2042	57,000	77,229

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Nordstrom, Inc.
4.00%, 03/15/2027 (F)	$ 340,000	$ 352,963
4.25%, 08/01/2031 (A) (F)	339,000	354,078
Norfolk Southern Corp.
3.05%, 05/15/2050	685,000	685,275
3.85%, 01/15/2024	125,000	134,062
3.95%, 10/01/2042	130,000	149,501
4.05%, 08/15/2052	127,000	150,279
Northern Natural Gas Co. 3.40%, 10/16/2051 (A)	150,000	153,803
Northern Trust Corp. Fixed until 05/08/2027, 3.38% (B), 05/08/2032	280,000	304,615
Northrop Grumman Corp.
3.20%, 02/01/2027	112,000	121,993
3.25%, 01/15/2028	996,000	1,088,748
3.85%, 04/15/2045	260,000	299,155
Northwell Healthcare, Inc. 4.26%, 11/01/2047	395,000	466,076
Northwestern Mutual Global Funding 1.70%, 06/01/2028 (A)	270,000	270,504
Northwestern Mutual Life Insurance Co. 3.85%, 09/30/2047 (A)	150,000	171,555
Novartis Capital Corp. 2.75%, 08/14/2050 (F)	173,000	174,103
NRG Energy, Inc.
2.00%, 12/02/2025 (A)	180,000	182,728
2.45%, 12/02/2027 (A)	200,000	201,445
3.75%, 06/15/2024 (A)	667,000	710,758
NYU Langone Hospitals 3.38%, 07/01/2055	225,000	238,540
O’Reilly Automotive, Inc. 3.60%, 09/01/2027	142,000	159,034
Office Properties Income Trust
2.65%, 06/15/2026	803,000	815,093
4.00%, 07/15/2022	251,000	259,172
OGE Energy Corp. 0.70%, 05/26/2023 (F)	190,000	189,832
Oklahoma Gas & Electric Co. 0.55%, 05/26/2023	230,000	230,002
ONE Gas, Inc. 0.85%, 03/11/2023	595,000	595,283
ONEOK Partners, LP 6.65%, 10/01/2036	220,000	294,610
ONEOK, Inc. 2.20%, 09/15/2025	250,000	257,059
Oracle Corp.
2.30%, 03/25/2028	690,000	708,846
2.80%, 04/01/2027	611,000	648,248
2.88%, 03/25/2031	760,000	791,745
3.60%, 04/01/2040 - 04/01/2050	1,524,000	1,595,531
3.80%, 11/15/2037	160,000	175,521
3.85%, 07/15/2036	135,000	148,638
Pacific Gas & Electric Co.
1.37%, 03/10/2023	455,000	455,016
3-Month LIBOR + 1.38%, 1.53% (B), 11/15/2021	765,000	766,567
1.75%, 06/16/2022	1,125,000	1,124,345

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Pacific Gas & Electric Co. (continued)
2.95%, 03/01/2026	$ 170,000	$ 173,923
3.45%, 07/01/2025	435,000	456,154
3.50%, 08/01/2050	180,000	160,555
3.75%, 08/15/2042	88,000	80,124
4.30%, 03/15/2045	150,000	144,034
4.45%, 04/15/2042	461,000	456,768
4.55%, 07/01/2030	285,000	305,116
4.60%, 06/15/2043	410,000	406,598
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (B), 10/24/2067 (A)	124,000	142,472
PacifiCorp
2.70%, 09/15/2030	188,000	197,654
3.30%, 03/15/2051	472,000	500,311
4.13%, 01/15/2049	226,000	270,470
Pennsylvania Electric Co. 3.60%, 06/01/2029 (A)	150,000	160,405
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.70%, 03/14/2023 (A)	150,000	154,837
4.13%, 08/01/2023 (A)	184,000	196,292
4.88%, 07/11/2022 (A)	100,000	104,319
Pepperdine University 3.30%, 12/01/2059	230,000	230,114
PepsiCo, Inc.
3.50%, 03/19/2040	72,000	82,297
3.60%, 08/13/2042	15,000	17,376
Pernod Ricard International Finance LLC 1.63%, 04/01/2031 (A)	270,000	256,316
Pfizer, Inc. 2.70%, 05/28/2050	414,000	414,320
Philip Morris International, Inc. 3.88%, 08/21/2042	350,000	387,573
Phillips 66 2.15%, 12/15/2030	430,000	423,204
Phillips 66 Partners, LP 3.15%, 12/15/2029	205,000	215,524
Pioneer Natural Resources Co. 1.90%, 08/15/2030 (F)	580,000	559,062
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	291,000	294,205
4.70%, 06/15/2044	530,000	562,286
5.15%, 06/01/2042	140,000	157,205
PPG Industries, Inc. 1.20%, 03/15/2026	160,000	159,662
PPL Capital Funding, Inc. 3-Month LIBOR + 2.67%, 2.81% (B), 03/30/2067	643,000	631,747
Precision Castparts Corp.
3.25%, 06/15/2025	106,000	115,052
4.20%, 06/15/2035	160,000	190,057
Private Export Funding Corp. 2.80%, 05/15/2022	400,000	409,282
Progress Energy, Inc. 7.00%, 10/30/2031	110,000	152,582
Progressive Corp. Fixed until 03/15/2023 (H), 5.38% (B)	150,000	157,274

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Prologis, LP 2.13%, 10/15/2050	$ 130,000	$ 111,060
Prudential Financial, Inc.
3.70%, 03/13/2051	155,000	176,867
3.91%, 12/07/2047	184,000	213,871
Prudential Insurance Co. of America 8.30%, 07/01/2025 (A)	300,000	377,023
Public Service Co. of Colorado 4.30%, 03/15/2044	260,000	318,385
Public Service Co. of Oklahoma 6.63%, 11/15/2037	80,000	114,199
Public Service Electric & Gas Co. 2.70%, 05/01/2050	222,000	219,885
Puget Energy, Inc. 2.38%, 06/15/2028 (A)	561,000	567,233
PulteGroup, Inc.
5.00%, 01/15/2027 (F)	502,000	586,015
5.50%, 03/01/2026	95,000	110,913
Qorvo, Inc. 4.38%, 10/15/2029	205,000	223,393
Quanta Services, Inc. 2.90%, 10/01/2030	370,000	384,035
Raytheon Technologies Corp.
3.13%, 07/01/2050	390,000	400,737
3.75%, 11/01/2046	360,000	406,106
4.13%, 11/16/2028	1,020,000	1,174,564
4.15%, 05/15/2045	198,000	235,727
4.50%, 06/01/2042	261,000	325,258
Realty Income Corp.
3.25%, 01/15/2031	100,000	108,943
3.88%, 04/15/2025	175,000	193,137
Regency Centers, LP
2.95%, 09/15/2029	745,000	785,287
3.70%, 06/15/2030	230,000	254,692
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,024,000	971,358
2.80%, 09/15/2050	264,000	240,590
Regions Financial Corp. 3.80%, 08/14/2023	170,000	181,241
Reliance Steel & Aluminum Co. 1.30%, 08/15/2025	600,000	601,688
Republic Services, Inc. 1.45%, 02/15/2031	230,000	215,548
Reynolds American, Inc. 5.70%, 08/15/2035	120,000	145,109
Roper Technologies, Inc.
1.40%, 09/15/2027	320,000	314,896
1.75%, 02/15/2031 (F)	190,000	182,795
2.00%, 06/30/2030	150,000	147,876
2.95%, 09/15/2029	269,000	287,002
S&P Global, Inc.
2.30%, 08/15/2060	259,000	222,080
3.25%, 12/01/2049	500,000	537,650
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	835,000	943,695
4.50%, 05/15/2030	809,000	932,700
salesforce.com, Inc. 2.90%, 07/15/2051 (E)	335,000	337,736

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
San Diego Gas & Electric Co.
3.32%, 04/15/2050	$ 110,000	$ 116,459
4.30%, 04/01/2042	60,000	71,062
SART 4.75%, 07/15/2024	704,895	706,657
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (A)	329,000	367,666
Sempra Energy Fixed until 10/15/2025 (H), 4.88% (B)	364,000	394,940
Smithfield Foods, Inc. 3.00%, 10/15/2030 (A)	380,000	383,534
Southern California Edison Co.
1.85%, 02/01/2022	11,000	11,005
2.95%, 02/01/2051	280,000	253,754
3.60%, 02/01/2045	210,000	208,581
3.65%, 03/01/2028	150,000	165,022
3.65%, 02/01/2050 (F)	71,000	71,062
3.70%, 08/01/2025	80,000	87,110
3.90%, 12/01/2041	40,000	41,197
4.05%, 03/15/2042	325,000	349,201
4.13%, 03/01/2048	130,000	138,596
Southern California Gas Co. 2.55%, 02/01/2030	477,000	493,197
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	375,000	355,157
3.25%, 06/15/2026	32,000	34,686
Southern Natural Gas Co. LLC 8.00%, 03/01/2032	140,000	200,005
Southern Power Co.
0.90%, 01/15/2026	96,000	94,239
5.15%, 09/15/2041	465,000	567,547
Southwest Gas Corp. 3.80%, 09/29/2046	100,000	108,222
Southwestern Electric Power Co. 3.90%, 04/01/2045	120,000	131,955
Southwestern Public Service Co. 6.00%, 10/01/2036	97,000	127,530
Spirit Airlines Pass-Through Trust 3.38%, 08/15/2031	147,679	150,005
Starbucks Corp.
2.55%, 11/15/2030	260,000	269,696
3.75%, 12/01/2047	223,000	245,555
Steel Dynamics, Inc. 1.65%, 10/15/2027	267,000	266,257
SVB Financial Group Fixed until 05/15/2026 (H), 4.00% (B)	940,000	956,732
Sysco Corp.
2.40%, 02/15/2030	680,000	691,179
3.30%, 02/15/2050	916,000	919,156
T-Mobile USA, Inc.
2.05%, 02/15/2028	1,196,000	1,213,043
2.25%, 11/15/2031	433,000	427,142
3.00%, 02/15/2041	350,000	345,684
3.75%, 04/15/2027	1,605,000	1,773,525
3.88%, 04/15/2030	383,000	427,635
4.38%, 04/15/2040	239,000	279,298

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (A)	$ 200,000	$ 239,276
Fixed until 09/15/2024, 4.38% (B), 09/15/2054 (A)	90,000	95,080
Texas Eastern Transmission, LP 2.80%, 10/15/2022 (A)	129,000	131,660
Texas Health Resources
2.33%, 11/15/2050	110,000	99,735
4.33%, 11/15/2055	250,000	326,917
Time Warner Cable LLC
4.50%, 09/15/2042	110,000	122,381
5.50%, 09/01/2041	450,000	559,094
5.88%, 11/15/2040	110,000	142,405
6.55%, 05/01/2037	80,000	109,055
Time Warner Entertainment Co., LP 8.38%, 07/15/2033	260,000	394,414
Toledo Edison Co. 6.15%, 05/15/2037	100,000	137,170
Truist Bank 3.30%, 05/15/2026	320,000	350,714
Trustees of Boston University 3.17%, 10/01/2050	380,000	401,839
Tucson Electric Power Co. 4.00%, 06/15/2050	200,000	233,648
TWDC Enterprises 18 Corp. 3.70%, 12/01/2042	120,000	136,573
Tyson Foods, Inc. 5.15%, 08/15/2044	140,000	181,529
UDR, Inc.
1.90%, 03/15/2033	240,000	224,458
2.10%, 08/01/2032	170,000	163,438
3.00%, 08/15/2031	110,000	115,846
3.20%, 01/15/2030	300,000	324,605
Union Carbide Corp. 7.75%, 10/01/2096	40,000	66,510
Union Electric Co.
2.15%, 03/15/2032	330,000	331,242
2.95%, 06/15/2027 - 03/15/2030	530,000	569,337
Union Pacific Corp.
3.55%, 08/15/2039	788,000	875,657
3.60%, 09/15/2037	370,000	414,134
United Airlines Pass-Through Trust
2.88%, 04/07/2030	611,237	624,334
3.10%, 04/07/2030	277,094	279,854
3.50%, 09/01/2031	211,147	221,007
3.70%, 09/01/2031	393,140	400,709
3.75%, 03/03/2028	207,135	218,993
4.15%, 02/25/2033	379,162	415,051
4.30%, 02/15/2027	180,995	191,470
4.55%, 08/25/2031	337,328	362,205
UnitedHealth Group, Inc.
2.30%, 05/15/2031	260,000	266,398
2.75%, 05/15/2040	541,000	548,303
3.05%, 05/15/2041	150,000	157,463
3.25%, 05/15/2051	590,000	630,499
3.50%, 08/15/2039	685,000	766,673
4.63%, 07/15/2035	143,000	180,878

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Universal Health Services, Inc. 2.65%, 10/15/2030 (A)	$ 857,000	$ 861,739
University of Southern California 3.23%, 10/01/2120	240,000	238,247
Utah Acquisition Sub, Inc. 3.95%, 06/15/2026	220,000	242,439
Valero Energy Corp.
1.20%, 03/15/2024	418,000	421,233
2.15%, 09/15/2027	450,000	457,371
VEREIT Operating Partnership, LP 3.40%, 01/15/2028	420,000	457,123
VeriSign, Inc. 2.70%, 06/15/2031	340,000	345,416
Verizon Communications, Inc.
1.45%, 03/20/2026	290,000	292,860
1.68%, 10/30/2030	345,000	329,806
2.10%, 03/22/2028	355,000	362,604
2.55%, 03/21/2031	175,000	179,075
2.65%, 11/20/2040	577,000	555,801
2.88%, 11/20/2050	570,000	544,361
2.99%, 10/30/2056	746,000	701,921
3.40%, 03/22/2041	435,000	460,590
3.55%, 03/22/2051	245,000	261,962
3.70%, 03/22/2061	250,000	268,014
4.02%, 12/03/2029	240,000	275,130
4.27%, 01/15/2036	995,000	1,188,491
4.33%, 09/21/2028	979,000	1,138,074
4.40%, 11/01/2034	811,000	967,387
4.67%, 03/15/2055	315,000	405,036
4.86%, 08/21/2046	109,000	141,121
ViacomCBS, Inc.
2.90%, 01/15/2027	93,000	98,814
3.70%, 08/15/2024	81,000	87,521
4.20%, 05/19/2032 (F)	21,000	24,265
4.38%, 03/15/2043	170,000	196,340
4.60%, 01/15/2045	259,000	307,479
4.85%, 07/01/2042	80,000	98,020
5.85%, 09/01/2043	65,000	89,117
Fixed until 02/28/2027, 6.25% (B), 02/28/2057	298,000	341,234
Viatris, Inc.
2.30%, 06/22/2027 (A)	614,000	627,062
4.00%, 06/22/2050 (A)	155,000	164,384
Visa, Inc. 2.70%, 04/15/2040	256,000	264,885
Vistra Operations Co. LLC
3.55%, 07/15/2024 (A)	250,000	263,987
3.70%, 01/30/2027 (A)	270,000	288,607
4.30%, 07/15/2029 (A)	570,000	618,968
VMware, Inc.
2.95%, 08/21/2022	319,000	327,244
3.90%, 08/21/2027	297,000	330,237
4.65%, 05/15/2027	232,000	266,391
4.70%, 05/15/2030 (F)	199,000	235,691
Volkswagen Group of America Finance LLC
1.25%, 11/24/2025 (A)	490,000	487,180
1.63%, 11/24/2027 (A)	200,000	197,676

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Walmart, Inc.
3.63%, 12/15/2047	$ 50,000	$ 58,831
3.95%, 06/28/2038	323,000	389,364
Walt Disney Co.
2.75%, 09/01/2049	108,000	106,681
3.50%, 05/13/2040	288,000	321,381
9.50%, 07/15/2024	60,000	75,726
WEA Finance LLC 2.88%, 01/15/2027 (A) (F)	520,000	536,977
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	1,080,000	1,122,103
Fixed until 06/02/2027, 2.39% (B), 06/02/2028	530,000	549,952
Fixed until 10/30/2024, 2.41% (B), 10/30/2025	540,000	565,148
Fixed until 04/30/2040, 3.07% (B), 04/30/2041	1,593,000	1,630,523
Fixed until 06/17/2026, 3.20% (B), 06/17/2027	1,838,000	1,984,487
Fixed until 05/22/2027, 3.58% (B), 05/22/2028	939,000	1,035,018
Fixed until 03/15/2026 (H), 3.90% (B)	1,181,000	1,222,689
4.40%, 06/14/2046	255,000	307,013
4.65%, 11/04/2044	123,000	151,475
4.90%, 11/17/2045	90,000	115,385
5.38%, 11/02/2043	200,000	266,609
Welltower, Inc.
3.10%, 01/15/2030	517,000	551,133
6.50%, 03/15/2041	140,000	198,280
Westlake Chemical Corp. 3.60%, 07/15/2022	150,000	153,477
Williams Cos., Inc.
4.85%, 03/01/2048 (F)	146,000	177,563
4.90%, 01/15/2045	132,000	159,516
5.40%, 03/04/2044	290,000	366,647
Wisconsin Electric Power Co.
3.10%, 06/01/2025	110,000	118,263
3.65%, 12/15/2042	30,000	32,843
WP Carey, Inc.
2.25%, 04/01/2033	365,000	349,936
2.40%, 02/01/2031	260,000	258,934
4.25%, 10/01/2026	80,000	89,902
Xcel Energy, Inc.
2.60%, 12/01/2029	330,000	344,597
3.50%, 12/01/2049	262,000	282,966
Xilinx, Inc. 2.38%, 06/01/2030	445,000	452,824
Yale-New Haven Health Services Corp. 2.50%, 07/01/2050	200,000	183,775
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/2030	660,000	723,098
4.45%, 08/15/2045	85,000	100,362
Zoetis, Inc.
2.00%, 05/15/2030	260,000	259,082
3.90%, 08/20/2028	345,000	392,575

		357,396,967

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Virgin Islands, British - 0.1%
China Southern Power Grid International Finance BVI Co. Ltd. 3.50%, 05/08/2027 (A)	$ 360,000	$ 394,703
TSMC Global Ltd.
1.25%, 04/23/2026 (A)	705,000	699,195
2.25%, 04/23/2031 (A)	310,000	312,281

		1,406,179

Total Corporate Debt Securities (Cost $477,148,105)		490,066,875

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Colombia - 0.0% (G)
Colombia Government International Bond
4.00%, 02/26/2024	200,000	211,802
5.00%, 06/15/2045	200,000	212,582
7.38%, 09/18/2037	100,000	131,443

		555,827

Israel - 0.1%
Israel Government AID Bond Zero Coupon, 08/15/2025	1,000,000	952,913

Mexico - 0.2%
Mexico Government International Bond
2.66%, 05/24/2031	277,000	270,875
3.75%, 01/11/2028	1,151,000	1,256,144
3.77%, 05/24/2061	205,000	190,728
4.13%, 01/21/2026 (F)	200,000	225,788
4.28%, 08/14/2041	200,000	210,022
4.50%, 01/31/2050	265,000	281,796
4.75%, 03/08/2044	332,000	366,604

		2,801,957

Panama - 0.0% (G)
Panama Government International Bond 4.50%, 04/16/2050	200,000	227,010

Saudi Arabia - 0.0% (G)
Saudi Arabia Government International Bond 2.25%, 02/02/2033 (A)	200,000	194,290

Total Foreign Government Obligations (Cost $4,474,826)		4,731,997

MORTGAGE-BACKED SECURITIES - 4.8%
United Arab Emirates - 0.2%
Castlelake, LP 3.34%, 03/15/2023 (C)	2,230,000	2,230,000

United States - 4.6%
Alternative Loan Trust
Series 2004-27CB, Class A1,
6.00%, 12/25/2034	194,712	192,148
Series 2004-28CB, Class 3A1,
6.00%, 01/25/2035	208,419	211,177
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	103,166
Series 2014-520M, Class C,
4.35% (B), 08/15/2046 (A)	150,000	160,639

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Banc of America Funding Trust Series 2005-E, Class 4A1, 2.98% (B), 03/20/2035	$ 239	$ 239
Banc of America Mortgage Trust Series 2003-J, Class 3A2, 2.52% (B), 11/25/2033	13,348	13,568
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (A)	900,000	953,493
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
2.19% (B), 07/25/2033	8,342	8,703
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 2.37% (B), 02/25/2036	82,053	83,293
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2005-PWR8, Class X1, 0.72% (B), 06/11/2041 (A)	662	1
BVRT Financing Trust Series 2020-3F, Class A, 3.15%, 11/10/2022 (A) (C) (D) (I)	1,069,538	1,069,538
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.48% (B), 02/25/2037	14,707	14,909
Series 2007-A1, Class 8A1,
2.70% (B), 02/25/2037	167,754	173,168
Series 2007-A2, Class 2A1,
2.77% (B), 06/25/2035	7,920	8,049
CHL Mortgage Pass-Through Trust
Series 2004-22, Class A1,
2.80% (B), 11/25/2034	256,913	259,707
Series 2004-3, Class A26,
5.50%, 04/25/2034	18,321	19,039
Series 2004-3, Class A4,
5.75%, 04/25/2034	14,657	15,258
Series 2004-HYB6, Class A3,
2.76% (B), 11/20/2034	207,795	214,325
Series 2005-15, Class A3,
5.75%, 08/25/2035	152,189	121,557
Series 2005-HYB3, Class 2A2A,
2.61% (B), 06/20/2035	271,388	281,279
Series 2006-HYB2, Class 2A1B,
2.88% (B), 04/20/2036	312,748	297,551
Series 2007-2, Class A16,
6.00%, 03/25/2037	420,214	303,318
Citicorp Mortgage Securities, Inc. Series 2004-3, Class A5, 5.25%, 05/25/2034	31,589	32,509
COMM Mortgage Trust
Series 2013-300P, Class A1,
4.35%, 08/10/2030 (A)	500,000	529,615
Series 2013-SFS, Class A2,
3.09% (B), 04/12/2035 (A)	156,000	159,839
Series 2014-CR19, Class A5,
3.80%, 08/10/2047	750,000	811,924

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
COMM Mortgage Trust (continued)
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	$ 437,000	$ 480,436
Series 2018-HOME, Class A,
3.94% (B), 04/10/2033 (A)	1,565,000	1,716,215
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	11,550	11,863
Series 2003-AR26, Class 2A1,
2.76% (B), 11/25/2033	116,781	117,904
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4, Class 2A4, 5.50%, 09/25/2034	31,023	32,405
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 09/15/2037 (A)	600,000	575,757
FMC GMSR Issuer Trust
3.69%, 02/25/2024 (C)	1,965,000	1,965,238
Series 2020-GT1, Class A,
4.45% (B), 01/25/2026 (A)	1,200,000	1,206,155
GS Mortgage Securities Corp. Trust Series 2012-ALOH, Class A, 3.55%, 04/10/2034 (A)	700,000	707,675
GSMPS Mortgage Loan Trust Series 2005-RP3, Class 1AF, 1-Month LIBOR + 0.35%, 0.44% (B), 09/25/2035 (A)	43,033	36,807
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1,
2.82% (B), 10/25/2033	7,193	7,473
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	19,329	20,083
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	7,120	7,285
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (B), 11/25/2024 (A)	1,120,000	1,129,055
Series 2018-RPL1, Class A,
3.88% (B), 08/25/2024 (A)	1,565,000	1,576,087
Series 2019-RPL1, Class NOTE,
3.97% (B), 06/25/2024 (A)	1,500,000	1,505,761
Impac CMB Trust
Series 2004-10, Class 3A1,
1-Month LIBOR + 0.70%, 0.79% (B), 03/25/2035	399,838	397,332
Series 2004-4, Class 1A2,
1-Month LIBOR + 0.62%, 0.71% (B), 09/25/2034	99,432	97,384
Series 2005-4, Class 1A1A,
1-Month LIBOR + 0.27%, 0.63% (B), 05/25/2035	342,874	341,207
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.30%, 0.69% (B), 05/25/2035	23,431	23,404
Series 2005-4, Class 2B1,
1-Month LIBOR + 1.65%, 2.57% (B), 05/25/2035	340,820	345,033

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Impac CMB Trust (continued)
Series 2005-8, Class 1AM,
1-Month LIBOR + 0.70%, 0.79% (B), 02/25/2036	$ 480,953	$ 463,085
Series 2007-A, Class M3,
1-Month LIBOR + 2.25%, 2.34% (B), 05/25/2037 (A)	442,318	440,660
Impac Secured Assets CMN Owner Trust Series 2003-3, Class A1, 5.14% (B), 08/25/2033	25,194	26,026
Impac Secured Assets Trust Series 2006-1, Class 2A1, 1-Month LIBOR + 0.70%, 0.79% (B), 05/25/2036	10,814	10,779
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (A)	1,035,000	1,097,371
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2006-LDP8, Class X, 0.30% (B), 05/15/2045 (J)	8,798	0
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
1.70% (B), 02/25/2034	6,575	6,519
Series 2006-A2, Class 5A3,
2.51% (B), 11/25/2033	9,863	9,961
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (A)	192,000	215,018
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45% (B), 09/15/2039	455,925	243,875
LHOME Mortgage Trust
Series 2019-RTL2, Class A1,
3.84%, 03/25/2024 (A)	855,000	859,121
Series 2019-RTL3, Class A1,
3.87%, 07/25/2024 (A)	1,660,000	1,674,100
Series 2021-RTL1, Class A1,
2.09% (B), 09/25/2026 (A)	570,000	569,101
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.70% (B), 04/21/2034	19,977	20,019
Series 2004-13, Class 3A7,
2.88% (B), 11/21/2034	9,381	9,473
Series 2004-13, Class 3A7B,
1-Year CMT + 2.00%, 2.04% (B), 11/21/2034	140,722	143,439
MASTR Alternative Loan Trust Series 2004-4, Class 1A1, 5.50%, 05/25/2034	19,643	20,224
MASTR Alternative Loan Trust, Principal Only STRIPS Series 2003-8, Class 15, Zero Coupon, 11/25/2018	582	574
MASTR Asset Securitization Trust Series 2003-11, Class 9A6, 5.25%, 12/25/2033	32,437	32,943

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
MASTR Seasoned Securitization Trust Series 2004-2, Class A2, 6.50% (B), 08/25/2032	$ 37,626	$ 39,269
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 0.71% (B), 10/25/2028	170,142	172,055
Series 2003-H, Class A1,
1-Month LIBOR + 0.64%, 0.73% (B), 01/25/2029	45,743	45,308
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 0.55% (B), 04/25/2029	40,507	40,221
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS Series 2006-4, Class XC, 1.39% (B), 12/12/2049 (A) (J)	1,334	0
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.29% (B), 12/15/2043 (A) (J)	23,804	0
Series 2007-HQ11, Class X,
0.30% (B), 02/12/2044 (A) (J)	14,473	0
MortgageIT Trust Series 2005-5, Class A1, 1-Month LIBOR + 0.52%, 0.61% (B), 12/25/2035	102,061	102,522
MRCD Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (A)	1,230,000	1,281,733
Opteum Mortgage Acceptance Corp. Trust
Series 2005-5, Class 1APT,
1-Month LIBOR + 0.56%, 0.65% (B), 12/25/2035	441,931	440,140
Series 2006-1, Class 1AC1,
1-Month LIBOR + 0.60%, 0.69% (B), 04/25/2036	364,607	360,824
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24% (B), 09/27/2060 (A)	1,409,220	1,408,918
PRPM LLC
Series 2021-1, Class A1,
2.12% (B), 01/25/2026 (A)	1,057,034	1,058,921
Series 2021-2, Class A1,
2.12% (B), 03/25/2026 (A)	874,008	875,545
Series 2021-3, Class A1,
1.87% (B), 04/25/2026 (A)	746,945	750,592
RALI Trust Series 2004-QA4, Class NB3, 3.09% (B), 09/25/2034	16,636	16,767
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 03/11/2031 (A)	160,000	163,702
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C,
3.50%, 06/25/2057	5,122,442	5,472,396

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Seasoned Credit Risk Transfer Trust (continued)
Series 2018-1, Class M60C,
3.50%, 05/25/2057	$ 3,248,069	$ 3,458,194
Series 2018-2, Class M55D,
4.00%, 11/25/2057	2,201,233	2,389,027
Series 2018-3, Class M55D,
4.00% (B), 08/25/2057	2,184,699	2,385,506
Series 2018-4, Class MA,
3.50%, 03/25/2058	917,731	965,031
Series 2019-1, Class MT,
3.50%, 07/25/2058	1,382,881	1,509,226
Series 2019-3, Class MB,
3.50%, 10/25/2058	658,974	752,978
Series 2019-4, Class M55D,
4.00%, 02/25/2059	1,129,518	1,241,626
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 0.85% (B), 04/20/2033	63,237	64,075
Series 2003-2, Class A1,
1-Month LIBOR + 0.66%, 0.75% (B), 06/20/2033	18,633	18,551
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 0.69% (B), 12/20/2034	25,704	26,339
Series 2004-5, Class A2,
1-Month LIBOR + 0.52%, 0.61% (B), 06/20/2034	91,022	90,328
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 0.79% (B), 09/20/2034	114,652	113,612
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 0.77% (B), 10/20/2034	89,422	87,418
Series 2007-3, Class 1A1,
1-Month LIBOR + 0.40%, 0.49% (B), 07/20/2036	138,457	136,148
Series 2010, Class 1A,
1-Month LIBOR + 0.80%, 0.89% (B), 10/20/2027	27,055	27,345
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 07/15/2041 (A)	1,390,000	1,449,621
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
2.54% (B), 02/25/2034	187,691	190,411
Series 2004-12, Class 9A,
2.69% (B), 09/25/2034	247,518	260,682
Series 2004-18, Class 4A1,
2.44% (B), 12/25/2034	107,996	109,882
Series 2004-4, Class 5A,
2.60% (B), 04/25/2034	3,941	3,995
Series 2007-9, Class 1A1,
6-Month LIBOR + 1.50%, 1.67% (B), 10/25/2037	22,225	22,577

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 0.75% (B), 10/19/2034	$ 21,882	$ 21,502
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 0.59% (B), 07/19/2035	68,896	69,819
Structured Asset Securities Corp. Series 2003-37A, Class 2A, 2.24% (B), 12/25/2033	4,280	4,290
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5, 2.36% (B), 09/25/2033	130,716	134,779
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 0.73% (B), 09/25/2043	40,971	41,711
Series 2004-3, Class A,
1-Month LIBOR + 0.74%, 0.83% (B), 09/25/2034	45,168	45,772
Series 2004-4, Class 3A,
1.94% (B), 12/25/2044	53,672	53,628
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72% (B), 09/25/2022	1,075,000	1,088,242
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92% (B), 11/30/2060 (A)	2,100,000	2,150,395
TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 09/25/2024 (A)	2,000,000	2,015,255
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (A)	174,000	175,187
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	104,000	106,129
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	296,024
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS Series 2012-C2, Class XA, 1.44% (B), 05/10/2063 (A)	493,046	4,509
V.M. Jog Engineering Ltd. Series 2017, Class A, 6.56%, 12/15/2021	646,364	646,364
VCAT LLC Series 2021-NPL2, Class A1, 2.12% (B), 03/27/2051 (A)	764,689	764,919
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (A)	544,235	559,018
VOLT C LLC Series 2021-NPL9, Class A1, 1.99% (B), 05/25/2051 (A)	795,991	796,325

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
VOLT CI LLC Series 2021-NP10, Class A1, 1.99% (B), 05/25/2051 (A)	$ 813,099	$ 813,643
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89% (B), 02/27/2051 (A)	456,574	456,595
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89% (B), 02/27/2051 (A)	1,591,386	1,589,545
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24% (B), 02/27/2051 (A)	1,097,875	1,098,939
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12% (B), 04/25/2051 (A)	725,620	727,329
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12% (B), 03/27/2051 (A)	953,899	954,394
VOLT XCVIII LLC Series 2021-NPL7, Class A1, 2.12% (B), 04/25/2051 (A)	845,689	846,003
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC, 0.00% (B), 03/15/2045 (A) (J)	36,132	0
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7,
2.55% (B), 10/25/2033	14,228	14,371
Series 2003-AR11, Class A6,
2.81% (B), 10/25/2033	27,961	28,273
Series 2003-AR5, Class A7,
2.57% (B), 06/25/2033	21,140	21,527
Series 2003-AR6, Class A1,
2.55% (B), 06/25/2033	26,756	27,749
Series 2003-AR7, Class A7,
2.66% (B), 08/25/2033	28,116	28,752
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	18,671	19,088
Series 2004-AR10, Class A3,
1-Month LIBOR + 1.10%, 1.19% (B), 07/25/2044	453,187	461,281
Series 2005-AR10, Class 1A4,
3.10% (B), 09/25/2035	522,689	526,445
Series 2006-AR17, Class 1A1A,
12-MTA + 0.81%, 0.94% (B), 12/25/2046	177,375	175,967
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR14, Class A1, 2.84% (B), 08/25/2035	80,694	81,734
WFRBS Commercial Mortgage Trust Series 2012-C6, Class A4, 3.44%, 04/15/2045	86,437	86,652

		68,644,499

Total Mortgage-Backed Securities (Cost $69,871,163)		70,874,499

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.1%
City of Los Angeles Department of Airports, Revenue Bonds, Series C, 6.58%, 05/15/2039	$ 25,000	$ 33,571
State of California, General Obligation Unlimited, 7.30%, 10/01/2039	80,000	128,033
University of California Regents Medical Center Pooled Revenue, Revenue Bonds, 3.71%, 05/15/2120	600,000	647,991

		809,595

New York - 0.0% (G)
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	170,000	223,027
5.65%, 11/01/2040	40,000	56,362

		279,389

Ohio - 0.0% (G)
Ohio State University, Revenue Bonds,
Series A,
4.05%, 12/01/2056	114,000	145,163
4.80%, 06/01/2111	91,000	129,032

		274,195

Total Municipal Government Obligations (Cost $1,151,547)		1,363,179

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.2%
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 0.62% (B), 07/15/2042 - 03/15/2044	693,671	704,188
1-Year CMT + 2.25%, 2.41% (B), 02/01/2036	15,116	15,914
12-Month LIBOR + 1.85%, 2.48% (B), 07/01/2040	32,631	34,532
1-Year CMT + 2.43%, 2.63% (B), 12/01/2031	14,364	14,400
3.00%, 07/01/2033 - 01/15/2044	1,033,646	1,079,854
3.50%, 01/01/2032 - 10/01/2049	3,312,823	3,542,246
4.00%, 06/01/2042 - 12/01/2047	1,266,702	1,374,443
4.50%, 05/01/2041 - 06/01/2048	1,111,832	1,228,170
5.00%, 02/01/2034	157,312	171,886
6.00%, 01/01/2024 - 01/01/2034	19,303	20,198
6.50%, 12/01/2027 - 11/01/2037	205,375	243,203
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.72%, 07/25/2026	840,000	891,881
2.74%, 09/25/2025	700,000	747,361
2.77%, 05/25/2025	750,000	804,549
2.81%, 09/25/2024	1,478,000	1,564,991
2.84%, 09/25/2022	141,172	144,123
3.24%, 04/25/2027	602,000	668,304
3.30% (B), 11/25/2027	546,000	611,386
3.33%, 05/25/2027	322,000	358,504
3.34% (B), 04/25/2028	629,000	701,102
3.39%, 03/25/2024	714,000	763,890
3.69%, 01/25/2029	149,000	172,133

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
0.41% (B), 07/25/2023	$ 26,427,144	$ 135,468
2.20% (B), 05/25/2028	4,531,000	569,893
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.42% (B), 06/15/2043	549,433	552,744
1-Month LIBOR + 0.40%, 0.47% (B), 04/15/2039	55,650	55,732
1-Month LIBOR + 0.40%, 0.51% (B), 07/15/2037	48,762	48,766
3.50%, 01/15/2026 - 02/15/2026	1,434,041	1,509,339
4.00%, 12/15/2024 - 12/15/2041	1,480,532	1,603,064
4.50%, 06/15/2025	198,751	210,064
5.00%, 12/15/2022 - 05/15/2041	336,588	380,430
5.30%, 01/15/2033	34,054	39,157
5.50%, 11/15/2023 - 07/15/2037	539,722	647,076
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (B), 05/15/2041	27,538	29,830
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (B), 05/15/2041	50,216	54,085
5.70% (B), 10/15/2038	18,458	21,357
5.75%, 06/15/2035 - 08/15/2035	728,480	861,109
5.85%, 09/15/2035	230,361	264,067
6.00%, 04/15/2036	61,656	72,975
6.50%, 02/15/2032	30,805	36,023
(4.44) * 1-Month LIBOR + 24.43%, 24.11% (B), 06/15/2035	44,497	56,142
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
4.50%, 12/15/2024 (J)	4	0
5.00%, 10/15/2039	32,122	1,744
(1.00) * 1-Month LIBOR + 6.37%, 6.30% (B), 10/15/2037	197,631	44,796
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS 09/15/2032 - 01/15/2040	147,847	135,945
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 1-Month LIBOR + 0.40%, 0.49% (B), 03/25/2043	394,037	394,274
Federal National Mortgage Association
1-Month LIBOR + 0.22%, 0.31% (B), 03/25/2045	43,813	43,655
1-Month LIBOR + 0.50%, 0.59% (B), 08/25/2042	129,457	130,619
0.75%, 09/25/2028	624,523	613,804
1.00%, 11/25/2033	819,719	811,708
1-Month LIBOR + 0.93%, 1.03% (B), 11/25/2022	119,917	120,079
1.28%, 04/01/2030	1,390,619	1,371,192
1.59%, 11/25/2028	470,000	472,382
2.39%, 06/01/2025	386,315	407,485
2.49%, 05/25/2026	1,000,000	1,064,014
2.50%, 04/01/2023	1,000,000	1,027,856
2.52%, 05/01/2023	1,000,000	1,028,959
2.53%, 09/25/2024	1,258,801	1,314,711

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.56% (B), 12/25/2026	$ 283,504	$ 302,959
2.64%, 04/01/2023	863,437	887,487
2.67%, 07/01/2022	1,000,000	1,013,297
2.70%, 07/01/2026	971,877	1,044,433
2.72%, 10/25/2024	909,116	955,835
2.75%, 03/01/2022	73,669	74,531
2.79% (B), 06/01/2023	702,514	725,233
2.81%, 06/01/2023 - 05/01/2027	1,889,138	2,000,512
2.90%, 06/25/2027	1,180,353	1,285,393
2.94%, 02/01/2027 - 12/01/2028	4,190,026	4,604,131
3.00%, 07/01/2060 (E)	2,067,679	2,194,412
3.02% (B), 08/25/2024	842,310	895,588
3.04%, 12/01/2024	975,267	1,046,017
3.05%, 01/01/2025	1,000,000	1,075,662
3.06% (B), 05/25/2027	930,000	1,021,633
3.08%, 12/01/2024	903,601	969,947
3.09%, 09/01/2029	2,385,000	2,663,327
3.09% (B), 07/01/2022 - 04/25/2027	1,258,880	1,372,573
3.10%, 09/01/2025	958,065	1,040,640
3.10% (B), 07/25/2024	728,075	775,078
3.11%, 12/01/2024	974,512	1,047,422
3.12%, 11/01/2026	939,000	1,028,777
3.14%, 12/01/2026	875,765	960,086
3.15% (B), 03/25/2028	740,000	821,874
3.18% (B), 06/25/2027	965,921	1,066,718
3.19% (B), 02/25/2030	529,000	595,477
3.24%, 10/01/2026	877,846	965,055
3.28% (B), 04/25/2029	823,000	924,281
3.30%, 12/01/2026	944,027	1,042,766
3.38%, 12/01/2023	1,412,781	1,509,056
3.42% (B), 05/01/2022	37,001	37,199
3.45%, 01/01/2024	929,069	990,428
3.48% (B), 07/25/2028	1,342,000	1,516,307
3.50%, 08/01/2032 - 09/01/2049	4,102,830	4,401,617
3.50% (B), 01/25/2024	851,082	904,392
3.51% (B), 12/25/2023	1,192,205	1,266,979
3.67%, 07/01/2023	925,000	970,947
3.76%, 11/01/2023	947,686	1,004,033
3.77%, 12/01/2025	959,954	1,065,889
4.00%, 01/01/2035 - 08/01/2048	1,500,053	1,627,328
4.18% (B), 09/01/2021	49,546	49,555
4.50%, 09/01/2040 - 09/01/2049	3,636,592	4,036,390
5.00%, 06/01/2033 - 06/01/2048	700,154	772,922
5.50%, 03/01/2024 - 03/01/2035	169,513	192,324
5.50%, 01/01/2058 - 01/01/2059 (E)	3,449,735	4,099,527
6.00%, 08/01/2021 - 09/01/2037	336,258	390,707
6.50%, 08/25/2041	480,260	548,564
6.50%, 06/25/2042	743,999	852,537
7.00%, 11/01/2037 - 12/01/2037	15,138	17,212
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.29%, 0.38% (B), 07/25/2036	58,476	58,713
1-Month LIBOR + 0.40%, 0.49% (B), 05/25/2027	58,047	57,884
1-Month LIBOR + 0.50%, 0.59% (B), 05/25/2035 - 10/25/2042	378,181	381,259

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
1-Month LIBOR + 0.60%, 0.69% (B), 04/25/2040	$ 10,335	$ 10,426
1-Month LIBOR + 0.65%, 0.74% (B), 02/25/2024	18,450	18,520
1-Month LIBOR + 0.90%, 0.99% (B), 03/25/2038	81,646	83,628
1-Month LIBOR + 1.25%, 1.34% (B), 07/25/2023	32,122	32,382
3.00%, 05/25/2026 - 01/25/2046	663,930	702,181
3.50%, 04/25/2031	537,043	579,291
4.00%, 05/25/2033	84,546	93,450
5.00%, 10/25/2025	32,863	34,688
5.25%, 05/25/2039	21,306	23,295
5.50%, 03/25/2023 - 07/25/2040	299,635	334,368
6.00%, 03/25/2029	11,668	13,144
6.50%, 01/25/2032 - 07/25/2036	55,279	65,609
7.00%, 11/25/2041	44,299	53,399
(3.50) * 1-Month LIBOR + 23.10%, 22.78% (B), 06/25/2035	11,252	12,164
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.53%, 6.44% (B), 01/25/2041	187,254	40,810
(1.00) * 1-Month LIBOR + 6.60%, 6.51% (B), 08/25/2035 - 06/25/2036	203,293	38,154
(1.00) * 1-Month LIBOR + 6.70%, 6.61% (B), 03/25/2036	187,586	39,290
Federal National Mortgage Association REMIC, Principal Only STRIPS 12/25/2034 - 12/25/2043	797,989	705,996
Federal National Mortgage Association, Interest Only STRIPS
2.11% (B), 11/25/2028	1,980,000	246,027
2.12% (B), 07/25/2030 - 11/25/2033	6,519,679	873,942
Federal National Mortgage Association, Principal Only STRIPS 09/25/2024 - 08/25/2032	15,963	15,277
FREMF Mortgage Trust
3.70% (B), 11/25/2049 (A)	491,000	533,995
3.81% (B), 01/25/2048 (A)	1,000,000	1,059,619
3.81% (B), 01/25/2048 (A)	2,300,000	2,482,267
3.96% (B), 11/25/2047 (A)	1,000,000	1,076,804
3.99% (B), 07/25/2049 (A)	440,000	463,188
4.07% (B), 06/25/2049 (A)	1,608,000	1,771,538
4.21% (B), 11/25/2047 (A)	455,000	489,845
Government National Mortgage Association
1-Month LIBOR + 0.34%, 0.45% (B), 12/20/2062	357,164	357,712
1-Month LIBOR + 0.41%, 0.52% (B), 03/20/2063	195,878	196,441
1-Month LIBOR + 0.45%, 0.56% (B), 03/20/2060 - 02/20/2063	398,451	399,859
1-Month LIBOR + 0.47%, 0.58% (B), 03/20/2063 - 08/20/2065	655,646	659,271
1-Month LIBOR + 0.48%, 0.59% (B), 04/20/2063	429,616	431,174

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 0.50%, 0.61% (B), 07/20/2064	$ 1,156,111	$ 1,161,459
1-Month LIBOR + 0.52%, 0.62% (B), 10/20/2062	152,613	153,259
1-Month LIBOR + 0.52%, 0.63% (B), 09/20/2065	454,267	457,852
1-Month LIBOR + 0.55%, 0.66% (B), 04/20/2062 - 07/20/2062	1,028	1,033
1-Month LIBOR + 0.56%, 0.67% (B), 03/20/2067	1,058,158	1,068,349
1-Month LIBOR + 0.58%, 0.69% (B), 05/20/2066	252,339	253,320
1-Month LIBOR + 0.60%, 0.71% (B), 04/20/2064	1,024,601	1,033,184
1-Month LIBOR + 0.65%, 0.76% (B), 05/20/2061 - 03/20/2064	878,858	885,529
1-Month LIBOR + 0.69%, 0.80% (B), 02/20/2064	464,104	470,455
1-Month LIBOR + 1.00%, 1.11% (B), 12/20/2066	354,421	363,201
1.65%, 01/20/2063 - 04/20/2063	57,866	58,165
2.50%, 01/20/2051	8,664,935	8,993,383
2.93% (B), 10/20/2070	999,335	1,068,363
3.50%, 11/20/2049 - 03/20/2051	2,201,439	2,349,600
3.98% (B), 11/16/2042	109,813	121,944
4.00%, 09/16/2025	500,000	527,068
4.25%, 12/20/2044	550,167	596,053
4.50%, 05/20/2048 - 11/20/2049	2,434,814	2,637,909
4.60% (B), 10/20/2041	255,775	284,390
4.87% (B), 11/20/2042	282,613	321,018
5.00%, 04/20/2041	249,114	340,228
5.21% (B), 07/20/2060	1,073	1,132
5.50%, 01/16/2033 - 07/20/2037	384,528	429,132
5.88% (B), 12/20/2038	63,769	74,127
6.00%, 02/15/2024 - 09/20/2038	136,154	148,702
(3.50) * 1-Month LIBOR + 23.28%, 22.95% (B), 04/20/2037	26,989	38,755
Government National Mortgage Association, Interest Only STRIPS
1.45% (B), 06/20/2067	2,263,782	170,689
(1.00) * 1-Month LIBOR + 6.60%, 6.51% (B), 05/20/2041	56,868	7,671
7.50%, 04/20/2031	1,045	106
Government National Mortgage Association, Principal Only STRIPS Zero Coupon, 01/20/2038	8,201	7,725
Resolution Funding Corp., Principal Only STRIPS Zero Coupon, 04/15/2030	400,000	346,386
Seasoned Loans Structured Transaction Trust Series 2018-1, Class A1, 3.50%, 06/25/2028	3,888,689	4,073,061
Tennessee Valley Authority
4.25%, 09/15/2065 (F)	264,000	370,646
4.63%, 09/15/2060	155,000	227,945
5.88%, 04/01/2036	874,000	1,301,004

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority, Principal Only STRIPS Zero Coupon, 07/15/2028	$ 1,000,000	$ 907,992
Uniform Mortgage-Backed Security
2.00%, TBA (E)	1,975,000	2,032,339
2.50%, TBA (E)	38,930,000	40,152,043

Total U.S. Government Agency Obligations (Cost $174,977,224)		180,513,686

U.S. GOVERNMENT OBLIGATIONS - 11.7%
U.S. Treasury - 11.6%
U.S. Treasury Bond
1.13%, 05/15/2040	18,015,000	15,567,493
1.25%, 05/15/2050	6,585,000	5,380,408
1.38%, 11/15/2040 - 08/15/2050	2,390,000	2,132,017
1.63%, 11/15/2050	1,140,000	1,024,397
1.88%, 02/15/2051 (F)	6,750,000	6,448,359
2.00%, 02/15/2050	3,012,000	2,960,820
2.38%, 11/15/2049	295,000	314,302
2.50%, 02/15/2045	840,000	909,464
2.88%, 05/15/2043 - 05/15/2049	6,531,000	7,598,997
3.13%, 02/15/2043 - 05/15/2048 (F)	1,954,000	2,348,896
3.88%, 08/15/2040	80,000	105,234
4.25%, 05/15/2039	350,000	479,213
4.38%, 02/15/2038 (F)	2,253,000	3,103,507
4.38%, 11/15/2039 - 05/15/2040	515,000	718,377
4.50%, 02/15/2036 (F)	6,024,000	8,275,705
4.50%, 05/15/2038	1,600,000	2,236,125
4.75%, 02/15/2037	450,000	639,264
U.S. Treasury Bond, Principal Only STRIPS
08/15/2021 - 02/15/2035	14,075,000	13,850,242
08/15/2022 - 08/15/2026 (F)	5,913,000	5,884,678
U.S. Treasury Note
0.13%, 09/30/2022	10,000,000	9,998,047
0.38%, 11/30/2025	7,000,000	6,876,680
0.50%, 02/28/2026	17,795,000	17,532,941
0.63%, 08/15/2030	490,000	456,868
0.88%, 11/15/2030 (F)	8,485,000	8,075,334
1.25%, 03/31/2028 - 04/30/2028	7,070,000	7,099,797
1.38%, 01/31/2022 (K)	7,336,000	7,391,593
1.63%, 08/15/2022 - 02/15/2026 (F)	2,684,400	2,759,278
1.63%, 10/31/2026 - 05/15/2031	10,350,000	10,718,185
1.75%, 09/30/2022 - 12/31/2026	920,000	948,073
2.00%, 06/30/2024	161,000	168,383
2.00%, 08/15/2025 - 11/15/2026 (F)	945,000	995,471
2.13%, 06/30/2022 (F)	500,000	510,078
2.13%, 02/29/2024	2,205,000	2,306,981
2.25%, 11/15/2024 - 11/15/2025 (F)	297,000	314,360
2.50%, 08/15/2023 - 05/15/2024	11,521,000	12,187,273
2.75%, 05/31/2023 - 02/15/2024	1,809,000	1,918,150
2.75%, 11/15/2023 (F)	400,000	422,937
2.88%, 04/30/2025 - 05/15/2028	530,000	584,467

		171,242,394

U.S. Treasury Inflation-Protected Securities - 0.1%
U.S. Treasury Inflation-Indexed Bond 2.50%, 01/15/2029	62,176	80,117

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note 0.13%, 01/15/2022	$ 1,246,827	$ 1,274,783

		1,354,900

Total U.S. Government Obligations (Cost $169,885,495)		172,597,294

	Shares	Value
COMMON STOCKS - 20.9%
Argentina - 0.0% (G)
MercadoLibre, Inc. (L)	32	49,849

Australia - 0.4%
Aurizon Holdings Ltd.	30,082	83,923
Australia & New Zealand Banking Group Ltd.	15,159	320,023
BHP Group Ltd.	22,651	825,064
Commonwealth Bank of Australia	4,733	354,490
CSL Ltd.	2,784	595,437
Dexus, REIT	33,628	269,090
Endeavour Group Ltd. (F) (L)	4,365	20,591
Goodman Group, REIT	33,638	534,052
GPT Group, REIT	37,528	137,906
Macquarie Group Ltd.	695	81,534
National Australia Bank Ltd.	9,163	180,178
Newcrest Mining Ltd.	4,196	79,551
Rio Tinto Ltd.	9,970	946,888
Wesfarmers Ltd.	5,316	235,616
Westpac Banking Corp.	28,107	544,045
Woolworths Group Ltd.	4,365	124,820

		5,333,208

Austria - 0.0% (G)
Erste Group Bank AG	13,549	497,074

Belgium - 0.0% (G)
Anheuser-Busch InBev SA	1,513	109,096
KBC Group NV	5,138	391,740

		500,836

Brazil - 0.1%
Atacadao SA	12,239	51,675
Localiza Rent a Car SA	6,736	86,675
Lojas Renner SA	13,339	118,618
Magazine Luiza SA	29,285	124,528
Raia Drogasil SA	16,504	81,993
Sendas Distribuidora SA	3,152	54,842
Suzano SA (L)	11,123	133,754
TIM SA, ADR (F)	4,533	52,220
Vale SA, ADR	21,522	490,917

		1,195,222

Canada - 0.0% (G)
Magna International, Inc.	3,011	278,939
Ritchie Bros Auctioneers, Inc.	106	6,284

		285,223

Chile - 0.0% (G)
Cencosud SA	13,950	27,754
Cia Cervecerias Unidas SA, ADR	1,135	22,859

		50,613

	Shares	Value
COMMON STOCKS (continued)
China - 1.0%
51job, Inc., ADR (L)	743	$ 57,783
Alibaba Group Holding Ltd. (L)	70,248	1,990,464
Amoy Diagnostics Co. Ltd., A Shares	2,500	40,270
Anhui Conch Cement Co. Ltd., H Shares	9,000	47,757
Autobio Diagnostics Co. Ltd., A Shares	4,940	57,929
Baidu, Inc., ADR (L)	1,191	242,845
Baoshan Iron & Steel Co. Ltd., A Shares	81,400	96,247
BeiGene Ltd., ADR (L)	425	145,856
Bilibili, Inc., ADR (L)	1,138	138,654
BOE Technology Group Co. Ltd., A Shares	101,100	97,635
Chacha Food Co. Ltd., A Shares	7,800	52,029
China Conch Venture Holdings Ltd.	15,000	63,174
China Construction Bank Corp., H Shares	547,000	430,453
China CYTS Tours Holding Co. Ltd., A Shares (L)	17,100	27,788
China Lesso Group Holdings Ltd.	31,000	76,499
China Life Insurance Co. Ltd., H Shares	81,000	160,658
China Merchants Bank Co. Ltd., H Shares	33,000	281,577
China Molybdenum Co. Ltd., H Shares (F)	90,000	53,437
China Pacific Insurance Group Co. Ltd., H Shares	30,200	95,101
China Shenhua Energy Co. Ltd., H Shares	45,500	89,192
China Vanke Co. Ltd., H Shares	32,500	101,716
Contemporary Amperex Technology Co. Ltd., A Shares	2,200	182,089
Country Garden Services Holdings Co. Ltd.	15,000	162,088
ENN Energy Holdings Ltd.	1,700	32,361
Fuyao Glass Industry Group Co. Ltd., H Shares (A)	9,600	67,633
GDS Holdings Ltd., ADR (L)	733	57,533
Guangzhou Automobile Group Co. Ltd., H Shares	120,000	107,724
Haier Smart Home Co. Ltd., H Shares (L)	31,400	109,596
Han’s Laser Technology Industry Group Co. Ltd., A Shares	6,300	39,381
Hangzhou Robam Appliances Co. Ltd., A Shares	8,400	60,451
Hangzhou Tigermed Consulting Co. Ltd., H Shares (A)	3,900	91,418
Huatai Securities Co. Ltd., H Shares (A)	24,600	36,119
Huayu Automotive Systems Co. Ltd., A Shares	9,600	39,030
Huazhu Group Ltd. (L)	16,500	88,511
Hundsun Technologies, Inc., A Shares (L)	2,400	34,636
Industrial & Commercial Bank of China Ltd., H Shares	428,000	251,366
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	12,800	72,959
Innovent Biologics, Inc. (A) (L)	12,500	145,779
iQIYI, Inc., ADR (F) (L)	1,411	21,983
JD.com, Inc., Class A (L)	9,804	385,629
Jiangsu Hengli Hydraulic Co. Ltd., A Shares	8,051	107,057
Jiangsu Hengrui Medicine Co. Ltd., A Shares	9,312	97,956
Jiangsu Hengshun Vinegar Industry Co. Ltd., A Shares (L)	12,000	35,509
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., A Shares	11,300	73,486
Joyoung Co. Ltd., A Shares (L)	15,600	78,441
KE Holdings, Inc., ADR (L)	2,900	138,272
Kingdee International Software Group Co. Ltd. (L)	30,000	101,812
Kingsoft Corp. Ltd. (F)	16,000	95,926

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Kweichow Moutai Co. Ltd., A Shares	500	$ 159,152
Laobaixing Pharmacy Chain JSC, A Shares	7,017	57,209
Longfor Group Holdings Ltd. (A)	21,500	120,455
Meituan, Class B (A) (L)	18,400	759,291
Minth Group Ltd.	16,000	76,040
NetEase, Inc.	9,500	215,222
NetEase, Inc., ADR	758	87,360
New Oriental Education & Technology Group, Inc., ADR (L)	12,771	104,594
NIO, Inc., ADR (L)	3,088	164,282
Pharmaron Beijing Co. Ltd., H Shares (A)	2,300	61,319
PICC Property & Casualty Co. Ltd., H Shares	100,000	87,580
Pinduoduo, Inc., ADR (L)	1,858	236,003
Ping An Bank Co. Ltd., A Shares	33,700	117,976
Ping An Insurance Group Co. of China Ltd., H Shares	39,000	381,998
Poly Developments & Holdings Group Co. Ltd., A Shares (L)	30,000	55,901
Postal Savings Bank of China Co. Ltd., H Shares (A)	194,000	130,678
Qingdao Haier BioMedical Co. Ltd., A Shares	3,827	62,249
Shanghai Liangxin Electrical Co. Ltd., A Shares	9,750	34,012
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	1,200	89,153
Skshu Paint Co. Ltd., A Shares	3,200	87,163
Sunny Optical Technology Group Co. Ltd.	7,100	224,404
Tencent Holdings Ltd.	26,700	2,008,269
Tianma Microelectronics Co. Ltd., A Shares (L)	31,100	68,251
Tongwei Co. Ltd., A Shares	7,600	50,894
Topsports International Holdings Ltd. (A)	52,000	85,190
Trip.Com Group Ltd., ADR (L)	2,625	93,082
Wanhua Chemical Group Co. Ltd., A Shares	4,400	74,102
WuXi AppTec Co. Ltd., H Shares (A) (F)	6,840	159,717
Wuxi Biologics Cayman, Inc. (A) (L)	21,500	394,041
Xinyi Solar Holdings Ltd. (F)	60,000	129,516
XPeng, Inc., ADR (L)	2,385	105,942
Yonyou Network Technology Co. Ltd., A Shares	6,800	35,003
Yum China Holdings, Inc.	3,128	207,230
Yunnan Energy New Material Co. Ltd., A Shares	4,000	144,921
Zai Lab Ltd., ADR (L)	740	130,973
Zhejiang Chint Electrics Co. Ltd., A Shares (L)	8,700	44,944
Zhongji Innolight Co. Ltd., A Shares	6,600	39,346

		14,145,271

Colombia - 0.0% (G)
Ecopetrol SA, ADR (F)	4,608	67,369

Denmark - 0.2%
Carlsberg A/S, Class B	3,465	645,897
Novo Nordisk A/S, Class B	16,121	1,350,604
Orsted A/S (A)	3,751	526,351

		2,522,852

Finland - 0.0% (G)
Kone OYJ, Class B	2,276	185,675
Nokia OYJ (L)	12,352	66,136

		251,811

	Shares	Value
COMMON STOCKS (continued)
France - 0.8%
Air Liquide SA	4,537	$ 794,374
Airbus SE (L)	2,222	285,711
Alstom SA (L)	7,413	374,365
AXA SA	10,060	255,094
BNP Paribas SA	14,801	927,884
Capgemini SE (F)	4,024	772,976
Kering SA	603	526,960
L’Oreal SA	2,697	1,201,796
LVMH Moet Hennessy Louis Vuitton SE	2,163	1,696,087
Pernod Ricard SA	600	133,184
Safran SA	3,441	477,053
Sanofi	5,106	534,970
Schneider Electric SE	7,007	1,102,379
Societe Generale SA	8,894	262,175
Thales SA	1,604	163,643
TotalEnergies SE (F)	17,084	772,919
Veolia Environnement SA	23,879	721,171
Vinci SA	4,539	484,337

		11,487,078

Germany - 0.6%
adidas AG	2,252	838,210
Allianz SE	3,708	924,639
BASF SE	2,273	179,070
Bayer AG	4,508	273,736
Brenntag SE	2,375	220,843
Daimler AG	2,160	192,860
Deutsche Boerse AG	519	90,587
Deutsche Post AG	11,953	812,979
Deutsche Telekom AG	38,215	807,123
Infineon Technologies AG	19,905	798,232
Merck KGaA	1,410	270,347
Muenchener Rueckversicherungs-Gesellschaft AG	1,809	495,393
RWE AG	11,727	424,946
SAP SE	6,364	896,780
Siemens AG	3,935	623,461
Vonovia SE	4,446	287,421

		8,136,627

Greece - 0.0% (G)
Hellenic Telecommunications Organization SA	3,898	65,402
OPAP SA	4,626	69,718

		135,120

Hong Kong - 0.2%
AIA Group Ltd.	88,600	1,101,181
BOC Hong Kong Holdings Ltd.	59,000	200,231
China Gas Holdings Ltd.	37,000	112,940
China Resources Land Ltd.	26,000	105,315
CK Asset Holdings Ltd.	22,000	151,875
CK Hutchison Holdings Ltd.	16,500	128,569
CLP Holdings Ltd.	10,500	103,860
Hong Kong Exchanges & Clearing Ltd.	9,200	548,377
Hutchmed China Ltd., ADR (L)	1,247	48,970
Kunlun Energy Co. Ltd.	62,000	57,174
Link, REIT	10,000	96,918
Sun Hung Kai Properties Ltd.	7,500	111,761
Techtronic Industries Co. Ltd.	10,500	183,378

		2,950,549

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hungary - 0.0% (G)
OTP Bank Nyrt (L)	1,988	$ 107,024
Richter Gedeon Nyrt	1,126	29,976

		137,000

India - 0.0% (G)
HDFC Bank Ltd., ADR (L)	1,287	94,106
Infosys Ltd., ADR	21,333	452,046
Wipro Ltd., ADR	7,151	55,849

		602,001

Indonesia - 0.0% (G)
Bank Central Asia Tbk PT	87,300	181,373
Bank Rakyat Indonesia Persero Tbk PT	553,000	150,264
Telkom Indonesia Persero Tbk PT	625,000	135,776

		467,413

Ireland - 0.4%
Accenture PLC, Class A	4,744	1,398,484
Aptiv PLC (L)	840	132,157
CRH PLC	8,653	436,062
DCC PLC	2,277	186,404
Jazz Pharmaceuticals PLC (L)	1,046	185,811
Kingspan Group PLC	2,872	271,212
Medtronic PLC	8,398	1,042,444
Seagate Technology Holdings PLC	5,837	513,247
Trane Technologies PLC	6,876	1,266,147

		5,431,968

Israel - 0.0% (G)
SolarEdge Technologies, Inc. (L)	1,067	294,887

Italy - 0.1%
Enel SpA	32,529	302,090
FinecoBank Banca Fineco SpA (L)	30,046	523,718
Snam SpA	25,111	145,155

		970,963

Japan - 1.5%
Advantest Corp.	800	72,082
AGC, Inc. (F)	3,200	134,227
Amada Co. Ltd.	18,700	189,028
Asahi Group Holdings Ltd. (F)	11,500	537,346
Asahi Kasei Corp.	35,100	385,612
Bridgestone Corp. (F)	7,500	341,262
Central Japan Railway Co.	2,400	364,013
Daiichi Sankyo Co. Ltd.	3,600	77,593
Daikin Industries Ltd.	2,400	446,969
Daiwa House Industry Co. Ltd.	7,300	219,141
Denso Corp.	2,000	136,442
Dentsu Group, Inc. (F)	8,400	300,554
ENEOS Holdings, Inc.	14,800	61,934
Fast Retailing Co. Ltd.	100	75,278
Hitachi Ltd.	15,100	864,585
Honda Motor Co. Ltd.	7,200	230,073
Hoya Corp.	5,200	689,464
Isuzu Motors Ltd.	24,500	323,520
ITOCHU Corp.	12,100	348,531
Japan Airlines Co. Ltd. (L)	8,400	181,542
Kao Corp. (F)	7,600	467,582
Keyence Corp.	2,000	1,009,406
Konami Holdings Corp.	5,500	330,213
Kubota Corp. (F)	15,400	311,479

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Kyowa Kirin Co. Ltd. (F)	9,200	$ 326,279
Mitsubishi Corp.	23,300	635,064
Mitsubishi Electric Corp.	11,600	168,369
Mitsubishi UFJ Financial Group, Inc.	32,900	177,715
Mitsui Fudosan Co. Ltd.	12,800	296,453
Murata Manufacturing Co. Ltd.	6,000	458,094
Nabtesco Corp. (F)	5,600	211,711
Nidec Corp.	2,600	301,319
Nintendo Co. Ltd.	1,200	697,997
Nippon Express Co. Ltd.	3,900	296,989
Nippon Steel Corp.	12,600	212,486
Nippon Telegraph & Telephone Corp.	21,800	567,983
Nitori Holdings Co. Ltd.	2,000	353,931
Nomura Research Institute Ltd.	9,100	301,026
Ono Pharmaceutical Co. Ltd.	10,400	232,068
ORIX Corp.	18,800	317,211
Otsuka Corp.	8,100	425,069
Otsuka Holdings Co. Ltd. (F)	2,100	87,085
Rakuten Group, Inc. (F)	11,900	134,323
Recruit Holdings Co. Ltd.	11,300	556,380
Renesas Electronics Corp. (L)	6,300	68,107
Rohm Co. Ltd.	2,500	231,109
Ryohin Keikaku Co. Ltd.	11,600	243,287
Seven & i Holdings Co. Ltd.	6,900	328,991
Shimadzu Corp.	5,400	208,767
Shin-Etsu Chemical Co. Ltd.	3,100	518,457
SMC Corp.	100	59,094
SoftBank Group Corp.	4,800	335,929
Sony Group Corp.	8,400	817,733
Square Enix Holdings Co. Ltd.	1,000	49,597
Sumitomo Electric Industries Ltd.	21,800	321,618
Sumitomo Metal Mining Co. Ltd.	9,200	358,162
Sumitomo Mitsui Financial Group, Inc. (F)	17,600	606,760
Suzuki Motor Corp.	5,200	220,039
T&D Holdings, Inc.	18,200	235,251
Takeda Pharmaceutical Co. Ltd.	8,000	267,807
Tokio Marine Holdings, Inc.	11,500	528,755
Tokyo Electron Ltd.	1,400	605,896
Tokyo Gas Co. Ltd.	4,400	83,053
Toyota Motor Corp.	14,500	1,267,339
West Japan Railway Co.	1,400	79,820
Yamato Holdings Co. Ltd.	2,300	65,422

		22,356,421

Luxembourg - 0.0% (G)
ArcelorMittal SA	4,896	150,070

Malaysia - 0.0% (G)
CIMB Group Holdings Bhd.	38,500	42,752
Petronas Chemicals Group Bhd.	39,500	76,688
Public Bank Bhd.	101,100	100,089
Tenaga Nasional Bhd.	21,500	50,701
Top Glove Corp. Bhd	12,800	12,857

		283,087

Mexico - 0.1%
America Movil SAB de CV, Series L	265,755	199,976
Fomento Economico Mexicano SAB de CV, ADR	1,399	118,230
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (L)	3,327	35,620

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV, Class B (L)	4,300	$ 79,168
Grupo Financiero Banorte SAB de CV, Class O	24,995	160,949
Grupo Mexico SAB de CV, Series B	26,129	123,161
Kimberly-Clark de Mexico SAB de CV, A Shares	35,601	63,240
Wal-Mart de Mexico SAB de CV	46,143	150,716

		931,060

Netherlands - 0.5%
Adyen NV (A) (F) (L)	97	236,994
Akzo Nobel NV	5,908	729,964
ASML Holding NV	3,600	2,473,285
Heineken NV (F)	764	92,584
ING Groep NV	38,599	509,864
Koninklijke Ahold Delhaize NV	8,877	263,884
Koninklijke DSM NV	1,514	282,569
Koninklijke KPN NV	118,351	369,642
Koninklijke Philips NV	2,586	128,143
NN Group NV	9,454	445,937
NXP Semiconductors NV	3,016	620,451
Prosus NV (L)	4,251	415,700
Royal Dutch Shell PLC, A Shares	19,213	384,521
Royal Dutch Shell PLC, B Shares	8,301	160,644
Stellantis NV	15,746	309,077
Wolters Kluwer NV	2,756	276,859

		7,700,118

Norway - 0.0% (G)
Telenor ASA	3,499	58,966

Peru - 0.0% (G)
Credicorp Ltd. (L)	801	97,009

Philippines - 0.0% (G)
Ayala Corp.	2,560	41,955
Ayala Land, Inc.	57,900	42,759
International Container Terminal Services, Inc.	14,720	49,363

		134,077

Poland - 0.0% (G)
Allegro.eu SA (A) (L)	6,246	107,491
Dino Polska SA (A) (L)	1,034	75,902
Powszechny Zaklad Ubezpieczen SA (L)	7,149	68,809

		252,202

Qatar - 0.0% (G)
Qatar National Bank QPSC	19,514	96,203

Republic of Korea - 0.3%
BGF retail Co. Ltd.	205	32,675
Hana Financial Group, Inc.	2,331	95,318
Hankook Tire & Technology Co. Ltd.	1,246	57,202
Hyundai Glovis Co. Ltd.	315	58,460
Hyundai Mobis Co. Ltd.	299	77,528
Hyundai Motor Co.	356	75,711
KB Financial Group, Inc.	3,680	182,342
Kia Corp.	1,265	100,647
KIWOOM Securities Co. Ltd.	389	45,251
LG Chem Ltd.	298	224,926
LG Household & Health Care Ltd.	98	153,333
Lotte Chemical Corp.	301	70,162
Mando Corp. (L)	732	43,225
NAVER Corp.	643	238,381

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
NCSoft Corp.	168	$ 122,328
POSCO	623	192,518
S-Oil Corp. (L)	1,450	131,976
Samsung Electronics Co. Ltd.	26,161	1,874,699
Samsung Fire & Marine Insurance Co. Ltd.	631	123,550
Samsung SDI Co. Ltd.	128	79,336
Shinhan Financial Group Co. Ltd.	3,988	143,775
SK Holdings Co. Ltd.	225	56,442
SK Hynix, Inc.	3,263	369,429
SK Innovation Co. Ltd. (L)	471	123,590
SK Telecom Co. Ltd.	446	126,733

		4,799,537

Republic of South Africa - 0.1%
Absa Group Ltd. (L)	11,043	104,955
AngloGold Ashanti Ltd., ADR	2,414	44,852
Bid Corp. Ltd. (L)	4,930	106,889
Bidvest Group Ltd.	4,985	66,488
Capitec Bank Holdings Ltd.	1,164	137,469
Clicks Group Ltd. (F)	3,781	65,053
FirstRand Ltd.	41,907	157,269
Gold Fields Ltd., ADR	2,018	17,960
Impala Platinum Holdings Ltd.	3,693	60,901
MTN Group (L)	11,921	86,177
Naspers Ltd., N Shares	2,053	431,042
Pick n Pay Stores Ltd.	9,995	36,921
Sanlam Ltd.	17,274	74,237
SPAR Group Ltd.	6,088	77,119
Vodacom Group Ltd. (F)	6,464	58,289

		1,525,621

Russian Federation - 0.1%
Alrosa PJSC (C) (L)	60,740	111,620
Gazprom PJSC, ADR (F)	33,180	253,495
Lukoil PJSC, ADR	2,864	263,488
Magnitogorsk Iron & Steel Works (C) (L)	54,851	45,449
MMC Norilsk Nickel PJSC, ADR (F)	3,940	133,645
Moscow Exchange PJSC (C) (L)	24,097	56,248
Novolipetsk Steel PJSC (C) (L)	14,277	44,859
Rosneft Oil Co. PJSC (C)	11,625	90,774
Sberbank of Russia PJSC, ADR	17,817	297,366
Severstal PAO, GDR (M)	3,906	83,979
Tatneft PJSC, ADR (F)	1,748	74,377
X5 Retail Group NV, GDR (M)	2,332	81,760

		1,537,060

Saudi Arabia - 0.1%
Al Rajhi Bank	7,390	218,709
Alinma Bank	16,076	90,183
Almarai Co. JSC	3,730	63,052
BinDawood Holding Co.	1,295	38,257
Saudi Basic Industries Corp.	3,925	127,463
Saudi National Bank	13,811	212,103
Saudi Telecom Co.	2,665	93,509
Savola Group	3,138	36,102

		879,378

Singapore - 0.1%
BOC Aviation Ltd. (A)	3,400	28,683
DBS Group Holdings Ltd.	24,700	547,562
Oversea-Chinese Banking Corp. Ltd.	29,600	263,047

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Sea Ltd., ADR (L)	188	$ 51,625
United Overseas Bank Ltd.	3,700	71,045

		961,962

Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA (L)	53,233	329,997
Banco Santander SA (L)	63,694	243,153
Endesa SA (F)	11,708	284,042
Iberdrola SA	82,366	1,004,001
Industria de Diseno Textil SA	15,803	556,718

		2,417,911

Sweden - 0.2%
Atlas Copco AB, A Shares	8,882	543,832
Lundin Energy AB (F)	8,473	299,789
Oatly Group AB, ADR (L)	4,410	107,868
SKF AB, B Shares	17,105	435,515
Svenska Handelsbanken AB, A Shares	52,412	591,358
Volvo AB, B Shares (F)	20,123	484,141

		2,462,503

Switzerland - 0.7%
Adecco Group AG	1,585	107,682
Chubb Ltd.	2,368	376,370
Cie Financiere Richemont SA	1,509	182,580
Credit Suisse Group AG	12,217	127,973
Garmin Ltd.	1,735	250,950
Givaudan SA	111	516,221
Holcim Ltd. (L)	7,184	430,924
Lonza Group AG	1,132	802,341
Nestle SA	17,486	2,177,505
Novartis AG	18,750	1,708,727
Roche Holding AG	5,462	2,057,585
SGS SA	150	462,686
Swiss Re AG	2,340	211,125
UBS Group AG	18,828	288,143
Zurich Insurance Group AG	1,557	624,651

		10,325,463

Taiwan - 0.3%
Accton Technology Corp. (L)	12,000	142,342
Advantech Co. Ltd.	8,998	111,415
ASE Technology Holding Co. Ltd.	39,000	156,770
AU Optronics Corp.	133,000	108,118
Chailease Holding Co. Ltd. (L)	19,042	138,394
CTBC Financial Holding Co. Ltd.	90,000	73,324
Delta Electronics, Inc. (L)	14,000	152,248
Eclat Textile Co. Ltd. (L)	4,000	94,177
Fubon Financial Holding Co. Ltd.	61,000	161,791
Global Unichip Corp.	3,000	44,468
Hiwin Technologies Corp.	6,671	94,573
Hon Hai Precision Industry Co. Ltd.	38,000	152,750
MediaTek, Inc. (L)	3,000	103,580
Mega Financial Holding Co. Ltd. (L)	64,000	75,456
Nanya Technology Corp.	19,000	54,349
Nien Made Enterprise Co. Ltd.	4,000	59,363
Novatek Microelectronics Corp. (L)	7,000	125,366
Quanta Computer, Inc.	24,000	75,370
Realtek Semiconductor Corp. (L)	9,000	163,123
Taiwan Semiconductor Manufacturing Co. Ltd.	98,000	2,092,777

	Shares	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,595	$ 311,815
Taiwan Union Technology Corp.	14,000	58,538
Uni-President Enterprises Corp. (L)	45,000	118,223
Vanguard International Semiconductor Corp.	13,000	55,056
Wiwynn Corp.	3,000	107,349
Yageo Corp. (C) (L)	6,000	119,516
Yuanta Financial Holding Co. Ltd.	153,440	147,864

		5,098,115

Thailand - 0.0% (G)
Airports of Thailand PCL, NVDR	39,900	77,186
Kasikornbank PCL, NVDR	800	2,945
Kasikornbank PCL	21,400	79,123
Minor International PCL (L)	58,600	54,852
PTT Exploration & Production PCL, NVDR	4,800	17,523
PTT Exploration & Production PCL	27,800	101,919
PTT PCL	53,100	65,443
Siam Cement PCL	7,100	96,586
Siam Commercial Bank PCL, NVDR	27,300	83,476
Thai Oil PCL	42,500	72,270

		651,323

Turkey - 0.0% (G)
BIM Birlesik Magazalar AS	8,250	58,890
Turkcell Iletisim Hizmetleri AS	30,192	55,829

		114,719

United Arab Emirates - 0.0% (G)
Emaar Properties PJSC	42,922	48,611

United Kingdom - 0.8%
3i Group PLC	41,501	673,400
AstraZeneca PLC	7,031	844,507
Berkeley Group Holdings PLC	4,352	276,625
BP PLC	210,674	917,990
British American Tobacco PLC	11,179	432,989
Diageo PLC	22,566	1,080,370
Ferguson PLC	4,279	594,874
GlaxoSmithKline PLC	15,049	295,480
HSBC Holdings PLC	57,470	331,746
IHS Markit Ltd.	1,913	215,519
InterContinental Hotels Group PLC (L)	6,806	452,849
Intertek Group PLC	1,711	130,885
Linde PLC	1,260	364,266
Lloyds Banking Group PLC	797,884	515,324
London Stock Exchange Group PLC	670	73,867
M&G PLC	19,881	62,951
Persimmon PLC	3,495	143,008
Prudential PLC	20,653	392,399
Reckitt Benckiser Group PLC	8,132	719,598
RELX PLC	23,935	635,367
Rio Tinto PLC	5,017	412,861
Standard Chartered PLC	51,569	328,856
Taylor Wimpey PLC	98,964	217,598
Tesco PLC	123,839	381,928
Unilever PLC	15,192	889,257

		11,384,514

United States - 12.1%
Abbott Laboratories	6,678	774,181

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
AbbVie, Inc.	11,367	$ 1,280,379
ABIOMED, Inc. (L)	148	46,192
Advanced Micro Devices, Inc. (L)	11,531	1,083,107
Agios Pharmaceuticals, Inc. (F) (L)	1,761	97,049
Air Products & Chemicals, Inc.	529	152,183
Airbnb, Inc., Class A (L)	529	81,011
Alaska Air Group, Inc. (L)	3,331	200,893
Alexion Pharmaceuticals, Inc. (L)	710	130,434
Allstate Corp.	1,300	169,572
Alnylam Pharmaceuticals, Inc. (L)	832	141,041
Alphabet, Inc., Class A (L)	1,289	3,147,467
Alphabet, Inc., Class C (L)	1,680	4,210,618
Altice USA, Inc., Class A (L)	3,485	118,978
Altria Group, Inc.	12,222	582,745
Amazon.com, Inc. (L)	2,081	7,158,973
American Campus Communities, Inc., REIT	4,610	215,379
American International Group, Inc.	4,145	197,302
Ameriprise Financial, Inc.	388	96,565
AmerisourceBergen Corp.	1,096	125,481
AMETEK, Inc.	1,643	219,340
Amgen, Inc.	1,106	269,587
Amphenol Corp., Class A	1,932	132,168
Analog Devices, Inc.	5,093	876,811
Anthem, Inc.	1,652	630,734
Apple, Inc.	67,775	9,282,464
Applied Materials, Inc.	7,050	1,003,920
AptarGroup, Inc.	3,785	533,079
Aspen Technology, Inc. (L)	2,788	383,462
Atmos Energy Corp.	3,863	371,273
AutoZone, Inc. (L)	78	116,393
Axalta Coating Systems Ltd. (L)	11,017	335,908
Bank of America Corp.	16,024	660,670
Becton Dickinson & Co.	1,445	351,410
Berkshire Hathaway, Inc., Class B (L)	7,161	1,990,185
Best Buy Co., Inc.	4,206	483,606
Biogen, Inc. (L)	1,682	582,426
BJ’s Wholesale Club Holdings, Inc. (L)	9,816	467,045
Black Knight, Inc. (L)	5,936	462,889
BlackRock, Inc.	300	262,491
Blackstone Group, Inc., Class A	3,929	381,663
Booking Holdings, Inc. (L)	354	774,584
Booz Allen Hamilton Holding Corp.	4,588	390,806
Boston Scientific Corp. (L)	11,708	500,634
Bright Horizons Family Solutions, Inc. (L)	3,920	576,671
Bristol-Myers Squibb Co.	16,308	1,089,701
Broadridge Financial Solutions, Inc.	2,954	477,160
Brunswick Corp.	4,890	487,142
Cabot Oil & Gas Corp.	1,586	27,692
Camden Property Trust, REIT	2,366	313,897
Capital One Financial Corp.	4,181	646,759
CarMax, Inc. (L)	1,715	221,492
Carter’s, Inc.	4,717	486,653
Casey’s General Stores, Inc.	1,632	317,652
Catalent, Inc. (L)	6,503	703,104
Celanese Corp.	1,165	176,614
Centene Corp. (L)	2,934	213,977
CenterPoint Energy, Inc.	3,934	96,462
Certara, Inc. (L)	7,038	199,387

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Charles Schwab Corp.	6,870	$ 500,205
Charter Communications, Inc., Class A (L)	1,094	789,266
Chemed Corp.	723	343,063
Cheniere Energy, Inc. (L)	2,011	174,434
Chevron Corp.	6,456	676,201
Cigna Corp.	3,112	737,762
Cintas Corp.	350	133,700
Cisco Systems, Inc.	7,355	389,815
Citigroup, Inc.	12,745	901,709
CMC Materials, Inc.	2,328	350,923
Coca-Cola Co.	16,490	892,274
Cognex Corp.	4,282	359,902
Comcast Corp., Class A	20,153	1,149,124
Commerce Bancshares, Inc.	3,489	260,140
Confluent, Inc., Class A (L)	1,242	58,995
ConocoPhillips	7,664	466,738
Constellation Brands, Inc., Class A	2,431	568,587
Cooper Cos., Inc.	520	206,060
Copart, Inc. (L)	1,882	248,104
Costco Wholesale Corp.	1,041	411,892
Cree, Inc. (F) (L)	1,678	164,327
Crowdstrike Holdings, Inc., Class A (L)	962	241,760
Crown Holdings, Inc.	4,665	476,810
CubeSmart, REIT	8,790	407,153
Cullen / Frost Bankers, Inc.	2,344	262,528
Cushman & Wakefield PLC (F) (L)	16,099	281,250
D.R. Horton, Inc.	464	41,932
Danaher Corp.	630	169,067
Deere & Co.	4,206	1,483,498
Delta Air Lines, Inc. (L)	7,746	335,092
DexCom, Inc. (L)	1,131	482,937
Diamondback Energy, Inc.	3,555	333,779
Discover Financial Services	1,206	142,658
Discovery, Inc., Class C (L)	5,391	156,231
Dollar General Corp.	503	108,844
Dollar Tree, Inc. (L)	2,330	231,835
Douglas Dynamics, Inc.	3,435	139,770
DraftKings, Inc., Class A (L)	4,192	218,697
Driven Brands Holdings, Inc. (L)	8,882	274,631
Duke Energy Corp.	6,735	664,879
DuPont de Nemours, Inc.	5,162	399,590
EastGroup Properties, Inc., REIT	2,468	405,863
Eastman Chemical Co.	4,932	575,811
Eaton Corp. PLC	5,596	829,215
Eli Lilly & Co.	4,794	1,100,319
Encompass Health Corp.	5,891	459,675
Entegris, Inc.	2,534	311,606
Envestnet, Inc. (L)	3,823	290,013
EOG Resources, Inc.	3,921	327,168
Equinix, Inc., REIT	663	532,124
Equity Lifestyle Properties, Inc., REIT	1,374	102,102
Estee Lauder Cos., Inc., Class A	2,355	749,078
Evergy, Inc.	5,272	318,587
Exact Sciences Corp. (F) (L)	1,573	195,540
Exelixis, Inc. (L)	6,567	119,651
Facebook, Inc., Class A (L)	10,550	3,668,340
FactSet Research Systems, Inc.	1,351	453,409
FedEx Corp.	2,662	794,154

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
First Horizon Corp.	27,215	$ 470,275
First Republic Bank	1,330	248,936
Fiserv, Inc. (L)	502	53,659
Five9, Inc. (L)	1,032	189,258
FleetCor Technologies, Inc. (L)	287	73,489
Focus Financial Partners, Inc., Class A (L)	7,002	339,597
Fortinet, Inc. (L)	474	112,902
Fortune Brands Home & Security, Inc.	7,137	710,917
Fox Corp., Class A	781	28,999
Freeport-McMoRan, Inc.	10,425	386,872
Generac Holdings, Inc. (L)	2,489	1,033,308
General Dynamics Corp.	1,106	208,216
General Motors Co. (L)	4,645	274,845
Global Payments, Inc.	1,793	336,259
Goldman Sachs Group, Inc.	2,818	1,069,516
Guidewire Software, Inc. (L)	2,962	333,877
Hartford Financial Services Group, Inc.	5,255	325,652
Hilton Worldwide Holdings, Inc. (L)	2,530	305,169
Home Depot, Inc.	5,321	1,696,814
Honeywell International, Inc.	2,447	536,749
Horizon Therapeutics PLC (L)	2,156	201,888
HubSpot, Inc. (L)	470	273,878
IAA, Inc. (L)	6,827	372,345
ICU Medical, Inc. (L)	1,331	273,920
IDEX Corp.	1,805	397,190
Illumina, Inc. (L)	713	337,399
Ingersoll Rand, Inc. (L)	9,394	458,521
Insulet Corp. (L)	418	114,745
Intel Corp.	6,927	388,882
Intercontinental Exchange, Inc.	4,929	585,072
Intuit, Inc.	2,202	1,079,354
Intuitive Surgical, Inc. (L)	576	529,713
Jack Henry & Associates, Inc.	1,232	201,444
Johnson & Johnson	7,460	1,228,960
Johnson Controls International PLC	2,491	170,957
KeyCorp	2,724	56,251
Keysight Technologies, Inc. (L)	1,841	284,269
Kimberly-Clark Corp.	3,451	461,675
Kinder Morgan, Inc.	7,284	132,787
Kinsale Capital Group, Inc.	2,648	436,311
Knight-Swift Transportation Holdings, Inc.	8,071	366,908
Kroger Co.	955	36,586
Lam Research Corp.	2,350	1,529,145
Lamb Weston Holdings, Inc.	5,092	410,721
Landstar System, Inc.	1,878	296,762
Las Vegas Sands Corp. (L)	4,191	220,824
Leidos Holdings, Inc.	3,882	392,470
Lennar Corp., Class A	5,484	544,835
Lennox International, Inc.	1,318	462,354
Lincoln Electric Holdings, Inc.	4,007	527,762
LKQ Corp. (L)	10,638	523,602
Lowe’s Cos., Inc.	6,225	1,207,463
LPL Financial Holdings, Inc.	3,840	518,323
Lyft, Inc., Class A (L)	2,795	169,042
LyondellBasell Industries NV, Class A	874	89,908
Marsh & McLennan Cos., Inc.	1,170	164,596
Masco Corp.	6,383	376,023
Mastercard, Inc., Class A	6,657	2,430,404

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Match Group, Inc. (L)	1,720	$ 277,350
McKesson Corp.	1,134	216,866
Merck & Co., Inc.	8,341	648,680
Mettler-Toledo International, Inc. (L)	175	242,434
Microchip Technology, Inc.	2,727	408,341
Micron Technology, Inc. (L)	1,487	126,365
Microsoft Corp.	37,194	10,075,855
Mid-America Apartment Communities, Inc., REIT	4,100	690,522
Moelis & Co., Class A	5,793	329,564
Molina Healthcare, Inc. (L)	2,442	617,973
Mondelez International, Inc., Class A	11,382	710,692
MongoDB, Inc. (F) (L)	536	193,775
Monolithic Power Systems, Inc.	929	346,935
Morgan Stanley	9,797	898,287
Motorola Solutions, Inc.	327	70,910
MSA Safety, Inc.	2,433	402,856
National Retail Properties, Inc., REIT	8,466	396,886
National Vision Holdings, Inc. (L)	2,570	131,404
nCino, Inc. (L)	2,822	169,094
Netflix, Inc. (L)	1,876	990,922
NextEra Energy, Inc.	12,216	895,188
NIKE, Inc., Class B	9,460	1,461,475
Nordson Corp.	1,927	422,996
Norfolk Southern Corp.	2,537	673,345
Northrop Grumman Corp.	1,192	433,209
NVIDIA Corp.	2,981	2,385,098
O’Reilly Automotive, Inc. (L)	1,089	616,603
Old Dominion Freight Line, Inc.	940	238,572
Oracle Corp.	6,115	475,992
Organon & Co. (L)	1,009	30,532
Ortho Clinical Diagnostics Holdings PLC (L)	11,402	244,117
Otis Worldwide Corp.	3,195	261,255
Outfront Media, Inc., REIT (L)	15,787	379,362
Pactiv Evergreen, Inc.	12,222	184,186
Parker-Hannifin Corp.	1,695	520,551
PayPal Holdings, Inc. (L)	5,685	1,657,064
Performance Food Group Co. (L)	10,109	490,185
Pfizer, Inc.	5,937	232,493
Philip Morris International, Inc.	8,759	868,104
Phillips 66	3,622	310,840
Pioneer Natural Resources Co.	3,442	559,394
Planet Fitness, Inc., Class A (L)	4,035	303,634
Pool Corp.	1,419	650,839
PPG Industries, Inc.	4,100	696,057
Procter & Gamble Co.	10,497	1,416,360
Progressive Corp.	8,634	847,945
Prologis, Inc., REIT	4,958	592,630
Prudential Financial, Inc.	1,946	199,407
PTC, Inc. (L)	2,105	297,352
Public Service Enterprise Group, Inc.	1,998	119,361
Public Storage, REIT	317	95,319
Q2 Holdings, Inc. (L)	3,976	407,858
QUALCOMM, Inc.	3,853	550,709
Quanta Services, Inc.	2,749	248,977
Raytheon Technologies Corp.	7,458	636,242
RBC Bearings, Inc. (L)	2,006	400,037
Regeneron Pharmaceuticals, Inc. (L)	1,232	688,121

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Regions Financial Corp.	18,028	$ 363,805
Reynolds Consumer Products, Inc. (F)	10,444	316,975
RLI Corp.	3,849	402,567
Roku, Inc. (L)	897	411,947
Royal Caribbean Cruises Ltd. (L)	2,956	252,088
Royalty Pharma PLC, Class A (F)	4,037	165,477
S&P Global, Inc.	3,174	1,302,768
salesforce.com, Inc. (L)	2,866	700,078
Sempra Energy	3,761	498,257
ServiceNow, Inc. (L)	448	246,198
ServisFirst Bancshares, Inc.	5,226	355,263
Signature Bank	2,560	628,864
Snap, Inc., Class A (L)	3,072	209,326
Snap-on, Inc.	1,280	285,990
Snowflake, Inc., Class A (L)	389	94,060
Southwest Airlines Co. (L)	4,108	218,094
SS&C Technologies Holdings, Inc.	6,993	503,916
Stanley Black & Decker, Inc.	4,289	879,202
State Street Corp.	6,179	508,408
StepStone Group, Inc., Class A	7,721	265,602
Stericycle, Inc. (L)	4,196	300,224
STERIS PLC	2,006	413,838
Sun Communities, Inc., REIT	677	116,038
SVB Financial Group (L)	1,112	618,750
Syneos Health, Inc. (L)	5,172	462,842
Synopsys, Inc. (L)	859	236,904
T-Mobile US, Inc. (L)	7,274	1,053,493
T. Rowe Price Group, Inc.	3,209	635,286
Target Corp.	2,060	497,984
Teradyne, Inc.	1,441	193,036
Tesla, Inc. (L)	3,422	2,325,933
Texas Instruments, Inc.	6,589	1,267,065
Thermo Fisher Scientific, Inc.	3,048	1,537,625
Thor Industries, Inc.	2,915	329,395
TJX Cos., Inc.	7,107	479,154
Toro Co.	6,743	740,921
Tractor Supply Co.	1,388	258,251
TransUnion	4,233	464,826
Travelers Cos., Inc.	830	124,259
Truist Financial Corp.	7,080	392,940
Tyler Technologies, Inc. (L)	956	432,466
Uber Technologies, Inc. (L)	3,849	192,912
UDR, Inc., REIT	979	47,951
UiPath, Inc., Class A (L)	1,122	76,217
Union Pacific Corp.	1,975	434,362
United Parcel Service, Inc., Class B	4,084	849,349
UnitedHealth Group, Inc.	4,831	1,934,526
US Bancorp	9,561	544,690
Vail Resorts, Inc. (L)	1,033	326,965
Ventas, Inc., REIT	3,476	198,480
Verizon Communications, Inc.	13,803	773,382
Vertex Pharmaceuticals, Inc. (L)	2,425	488,953
Visa, Inc., Class A	6,725	1,572,439
Voya Financial, Inc.	1,233	75,829
Walt Disney Co. (L)	3,495	614,316
Waste Connections, Inc.	5,061	604,435
Waters Corp. (L)	230	79,490
Wells Fargo & Co.	26,832	1,215,221

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Wendy’s Co.	12,846	$ 300,853
West Pharmaceutical Services, Inc.	1,464	525,722
Western Alliance Bancorp	5,225	485,141
WestRock Co.	3,544	188,612
WEX, Inc. (L)	2,568	497,935
Williams Cos., Inc.	18,033	478,776
WillScot Mobile Mini Holdings Corp. (L)	16,872	470,223
Woodward, Inc.	3,129	384,492
Workday, Inc., Class A (L)	1,015	242,321
Xcel Energy, Inc.	5,556	366,029
Yum! Brands, Inc.	3,374	388,111
Zebra Technologies Corp., Class A (L)	569	301,280
Zillow Group, Inc., Class C (F) (L)	1,333	162,919
Zimmer Biomet Holdings, Inc.	3,658	588,280
Zscaler, Inc. (L)	853	184,299

		178,886,621

Total Common Stocks (Cost $230,633,448)		308,665,485

PREFERRED STOCKS - 0.1%
Brazil - 0.1%
Gerdau SA, 0.00% (N)	16,534	98,430
Itau Unibanco Holding SA, 0.00% (N)	33,113	198,393
Itausa SA, 0.00% (N)	59,049	132,373
Petroleo Brasileiro SA, 0.00% (N)	58,100	343,778

		772,974

Germany - 0.0% (G)
Volkswagen AG, 2.31% (N)	2,777	695,445

Total Preferred Stocks (Cost $1,222,288)		1,468,419

EXCHANGE-TRADED FUND - 0.2%
United States - 0.2%
iShares MSCI India ETF	68,391	3,026,302

Total Exchange-Traded Fund (Cost $2,363,546)		3,026,302

INVESTMENT COMPANIES - 4.4%
United States - 4.4%
JPMorgan High Yield Fund	104,623	766,886
JPMorgan Value Advantage Fund	1,504,776	64,946,136

Total Investment Companies (Cost $49,941,601)		65,713,022

MASTER LIMITED PARTNERSHIP - 0.0% (G)
United States - 0.0% (G)
Lazard Ltd., Class A	8,381	379,240

Total Master Limited Partnership (Cost $272,888)		379,240

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (G)
U.S. Treasury Bill 0.05% (N), 08/19/2021 (K)	$578,000	$ 577,964

Total Short-Term U.S. Government Obligation (Cost $577,964)		577,964

	Shares	Value
OTHER INVESTMENT COMPANY - 2.1%
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (N)	30,528,192	30,528,192

Total Other Investment Company (Cost $30,528,192)		30,528,192

	Principal	Value
REPURCHASE AGREEMENT - 10.3%
Fixed Income Clearing Corp., 0.00% (N), dated 06/30/2021, to be repurchased at $152,147,204 on 07/01/2021. Collateralized by U.S. Government Obligations, 0.13%, due 06/30/2023 - 12/15/2023, and with a total value of $155,190,195.	$152,147,204	$ 152,147,204

Total Repurchase Agreement (Cost $152,147,204)		152,147,204

Total Investments (Cost $1,434,133,251)		1,552,877,392
Net Other Assets (Liabilities) - (5.1)%		(75,142,507)

Net Assets - 100.0%		$1,477,734,885

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	88	09/30/2021	$19,420,171	$19,388,187	$—	$(31,984)
30-Year U.S. Treasury Bond	30	09/21/2021	4,709,002	4,822,500	113,498	—
DJ U.S. Real Estate Index	145	09/17/2021	5,926,880	5,755,050	—	(171,830)
EURO STOXX 50® Index	132	09/17/2021	6,434,513	6,347,629	—	(86,884)
FTSE 100 Index	65	09/17/2021	6,346,915	6,276,482	—	(70,433)
MSCI EAFE Index	162	09/17/2021	19,116,810	18,663,210	—	(453,600)
S&P 500® E-Mini Index	207	09/17/2021	43,770,013	44,387,010	616,997	—
S&P/ASX 200 Index	17	09/16/2021	2,319,412	2,302,178	—	(17,234)
TOPIX Index	21	09/09/2021	3,696,690	3,672,803	—	(23,887)
U.S. Treasury Ultra Bond	76	09/21/2021	14,205,062	14,644,250	439,188	—

Total					$1,169,683	$(855,852)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(169)	09/30/2021	$(20,891,594)	$(20,859,617)	$31,977	$—
10-Year U.S. Treasury Note	(919)	09/21/2021	(121,464,281)	(121,767,500)	—	(303,219)
10-Year U.S. Treasury Ultra Note	(107)	09/21/2021	(15,567,890)	(15,750,735)	—	(182,845)
E-Mini Russell 2000® Index	(140)	09/17/2021	(16,141,016)	(16,154,600)	—	(13,584)
MSCI Emerging Markets Index	(535)	09/17/2021	(36,598,100)	(36,508,400)	89,700	—
S&P Midcap 400® E-Mini Index	(70)	09/17/2021	(19,078,633)	(18,846,800)	231,833	—
U.S. Treasury Ultra Bond	(146)	09/21/2021	(26,919,569)	(28,132,375)	—	(1,212,806)

Total					$353,510	$(1,712,454)

Total Futures Contracts					$1,523,193	$(2,568,306)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	11.6%	$180,513,686
U.S. Government Obligations	11.1	172,597,294
Banks	7.4	115,428,868
Mortgage-Backed Securities	4.6	70,874,499
Asset-Backed Securities	4.5	70,224,034
U.S. Equity Funds	4.2	64,946,136
Oil, Gas & Consumable Fuels	3.1	48,711,796
Capital Markets	3.1	47,969,839
Electric Utilities	2.5	39,471,458
Semiconductors & Semiconductor Equipment	1.8	28,717,406
Software	1.7	25,847,543
Pharmaceuticals	1.7	25,736,458
Health Care Providers & Services	1.5	23,489,124
Equity Real Estate Investment Trusts	1.5	22,782,702
Diversified Telecommunication Services	1.3	20,787,245
Insurance	1.3	19,923,139
Aerospace & Defense	1.1	16,999,848
Technology Hardware, Storage & Peripherals	1.1	16,924,628
Media	1.0	15,950,025
Biotechnology	1.0	15,936,635
Beverages	1.0	15,656,113
Road & Rail	1.0	15,642,400
IT Services	1.0	14,837,266
Interactive Media & Services	0.9	14,465,860
Internet & Direct Marketing Retail	0.9	14,066,256
Diversified Financial Services	0.8	12,987,982
Metals & Mining	0.8	12,982,124
Chemicals	0.8	12,097,792
Consumer Finance	0.8	11,643,564
Machinery	0.7	10,326,964
Health Care Equipment & Supplies	0.7	10,154,106
Automobiles	0.7	10,099,434
Food & Staples Retailing	0.7	10,088,141
Specialty Retail	0.6	9,083,219
Wireless Telecommunication Services	0.6	9,062,283
Tobacco	0.5	8,427,972
Food Products	0.5	8,330,005
Airlines	0.5	8,211,387
Multi-Utilities	0.5	7,784,408
Household Durables	0.4	6,831,642
Entertainment	0.4	6,501,154
Trading Companies & Distributors	0.4	6,025,291
Textiles, Apparel & Luxury Goods	0.4	5,703,725
Hotels, Restaurants & Leisure	0.3	5,095,184
Building Products	0.3	5,074,720
Professional Services	0.3	4,931,548
Electrical Equipment	0.3	4,929,395
Electronic Equipment, Instruments & Components	0.3	4,747,561
Foreign Government Obligations	0.3	4,731,997
Commercial Services & Supplies	0.3	4,333,887
Industrial Conglomerates	0.3	4,277,893
Personal Products	0.3	4,274,726
Life Sciences Tools & Services	0.3	4,168,626
Diversified Consumer Services	0.2	3,406,762
Gas Utilities	0.2	3,248,837
International Equity Funds	0.2	3,026,302
Household Products	0.2	2,977,848
Multiline Retail	0.2	2,895,696

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Air Freight & Logistics	0.2%		$2,786,158
Independent Power & Renewable Electricity Producers	0.2		2,603,552
Real Estate Management & Development	0.2		2,386,210
Auto Components	0.1		2,050,767
Construction Materials	0.1		1,880,068
Containers & Packaging	0.1		1,849,111
Construction & Engineering	0.1		1,650,746
Municipal Government Obligations	0.1		1,363,179
Distributors	0.1		1,174,441
Leisure Products	0.1		900,042
Transportation Infrastructure	0.1		899,545
U.S. Fixed Income Funds	0.1		766,886
Energy Equipment & Services	0.0	(G)	749,392
Communications Equipment	0.0	(G)	708,549
Water Utilities	0.0	(G)	559,812
Health Care Technology	0.0	(G)	199,387
Paper & Forest Products	0.0	(G)	133,754

Investments	88.2		1,369,624,032
Short-Term Investments	11.8		183,253,360

Total Investments	100.0%		$1,552,877,392

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$67,309,623	$2,914,411	$70,224,034
Corporate Debt Securities	—	490,066,875	—	490,066,875
Foreign Government Obligations	—	4,731,997	—	4,731,997
Mortgage-Backed Securities	—	69,804,961	1,069,538	70,874,499
Municipal Government Obligations	—	1,363,179	—	1,363,179
U.S. Government Agency Obligations	—	180,513,686	—	180,513,686
U.S. Government Obligations	—	172,597,294	—	172,597,294
Common Stocks	192,529,292	116,136,193	—	308,665,485
Preferred Stocks	772,974	695,445	—	1,468,419
Exchange-Traded Fund	3,026,302	—	—	3,026,302
Investment Companies	65,713,022	—	—	65,713,022
Master Limited Partnership	379,240	—	—	379,240
Short-Term U.S. Government Obligation	—	577,964	—	577,964
Other Investment Company	30,528,192	—	—	30,528,192
Repurchase Agreement	—	152,147,204	—	152,147,204

Total Investments	$292,949,022	$1,255,944,421	$3,983,949	$1,552,877,392

Other Financial Instruments
Futures Contracts (Q)	$1,523,193	$—	$—	$1,523,193

Total Other Financial Instruments	$1,523,193	$—	$—	$1,523,193

LIABILITIES
Other Financial Instruments
Futures Contracts (Q)	$(2,568,306)	$—	$—	$(2,568,306)

Total Other Financial Instruments	$(2,568,306)	$—	$—	$(2,568,306)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Mortgage-Backed Securities (I)	$—	$—	$1,069,538	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the total value of 144A securities is $212,510,671, representing 14.4% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2021, the total value of securities is $9,679,202, representing 0.7% of the Portfolio’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $58,423,111, collateralized by cash collateral of $30,528,192 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $29,262,930. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(J)	Rounds to less than $1 or $(1).
(K)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $7,825,528.
(L)	Non-income producing securities.
(M)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2021, the total value of Regulation S securities is $165,739, representing less than 0.1% of the Portfolio’s net assets.
(N)	Rates disclosed reflect the yields at June 30, 2021.
(O)	The Portfolio recognizes transfers in and out of Level 3 as of June 30, 2021. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Portfolio.
(Q)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CMT	Constant Maturity Treasury
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TOPIX	Tokyo Price Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021 (unaudited)

Assets:
Investments, at value (cost $1,281,986,047) (including securities loaned of $58,423,111)	$1,400,730,188
Repurchase agreement, at value (cost $152,147,204)	152,147,204
Cash	140,711
Cash collateral pledged at broker for:
Futures contracts	578,000
Foreign currency, at value (cost $1,059,991)	1,037,515
Receivables and other assets:
Investments sold	1,642,469
When-issued, delayed-delivery, forward and TBA commitments sold	32,583,662
Net income from securities lending	5,997
Shares of beneficial interest sold	2,136
Dividends	362,646
Interest	5,175,104
Tax reclaims	256,147
Variation margin receivable on futures contracts	686,088
Prepaid expenses	5,623
Litigation	701

Total assets	1,595,354,191

Liabilities:
Cash collateral received upon return of:
Securities on loan	30,528,192
Payables and other liabilities:
Investments purchased	505,748
When-issued, delayed-delivery, forward and TBA commitments purchased	84,493,453
Shares of beneficial interest redeemed	294,269
Investment management fees	936,599
Distribution and service fees	314,916
Transfer agent costs	3,663
Trustees, CCO and deferred compensation fees	21,146
Audit and tax fees	23,956
Custody fees	223,169
Legal fees	10,397
Printing and shareholder reports fees	237,526
Other accrued expenses	26,272

Total liabilities	117,619,306

Net assets	$1,477,734,885

Net assets consist of:
Capital stock ($0.01 par value)	$848,274
Additional paid-in capital	1,202,705,505
Total distributable earnings (accumulated losses)	274,181,106

Net assets	$1,477,734,885

Net assets by class:
Initial Class	$83,359,682
Service Class	1,394,375,203

Shares outstanding:
Initial Class	5,028,714
Service Class	79,798,700

Net asset value and offering price per share:
Initial Class	$16.58
Service Class	17.47

STATEMENT OF OPERATIONS

For the period ended June 30, 2021 (unaudited)

Investment Income:
Dividend income	$4,314,684
Interest income	12,216,063
Net income from securities lending	39,338
Withholding taxes on foreign income	(229,108)

Total investment income	16,340,977

Expenses:
Investment management fees	5,126,018
Distribution and service fees:
Service Class	1,724,415
Transfer agent costs	10,469
Trustees, CCO and deferred compensation fees	36,094
Audit and tax fees	31,674
Custody fees	236,625
Legal fees	44,308
Printing and shareholder reports fees	117,665
Other	62,880

Total expenses	7,390,148

Net investment income (loss)	8,950,829

Net realized gain (loss) on:
Investments	45,730,195
Futures contracts	2,183,653
Forward foreign currency contracts	(33,250)
Foreign currency transactions	58,750

Net realized gain (loss)	47,939,348

Net change in unrealized appreciation (depreciation) on:
Investments	(17,493,212)
Futures contracts	(1,036,776)
Translation of assets and liabilities denominated in foreign currencies	(205,135)

Net change in unrealized appreciation (depreciation)	(18,735,123)

Net realized and change in unrealized gain (loss)	29,204,225

Net increase (decrease) in net assets resulting from operations	$38,155,054

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$8,950,829	$21,396,965
Net realized gain (loss)	47,939,348	80,423,159
Net change in unrealized appreciation (depreciation)	(18,735,123)	58,246,074

Net increase (decrease) in net assets resulting from operations	38,155,054	160,066,198

Dividends and/or distributions to shareholders:
Initial Class	—	(3,868,893)
Service Class	—	(58,211,497)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(62,080,390)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,951,215	2,967,780
Service Class	25,200,913	27,289,704

	28,152,128	30,257,484

Dividends and/or distributions reinvested:
Initial Class	—	3,868,893
Service Class	—	58,211,497

	—	62,080,390

Cost of shares redeemed:
Initial Class	(4,904,025)	(8,563,631)
Service Class	(59,029,857)	(94,216,210)

	(63,933,882)	(102,779,841)

Net increase (decrease) in net assets resulting from capital share transactions	(35,781,754)	(10,441,967)

Net increase (decrease) in net assets	2,373,300	87,543,841

Net assets:
Beginning of period/year	1,475,361,585	1,387,817,744

End of period/year	$1,477,734,885	$1,475,361,585

Capital share transactions - shares:
Shares issued:
Initial Class	182,190	193,413
Service Class	1,467,903	1,679,291

	1,650,093	1,872,704

Shares reinvested:
Initial Class	—	252,704
Service Class	—	3,599,969

	—	3,852,673

Shares redeemed:
Initial Class	(300,244)	(561,173)
Service Class	(3,444,435)	(5,897,357)

	(3,744,679)	(6,458,530)

Net increase (decrease) in shares outstanding:
Initial Class	(118,054)	(115,056)
Service Class	(1,976,532)	(618,097)

	(2,094,586)	(733,153)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$16.13		$15.08	$13.96	$15.16	$14.21		$13.79

Investment operations:
Net investment income (loss) (A)	0.12		0.27	0.33	0.32	0.28		0.26	(B)
Net realized and unrealized gain (loss)	0.33		1.55	1.36	(0.74)	0.95		0.36

Total investment operations	0.45		1.82	1.69	(0.42)	1.23		0.62

Dividends and/or distributions to shareholders:
Net investment income	—		(0.38)	(0.37)	(0.34)	(0.28)		(0.20)
Net realized gains	—		(0.39)	(0.20)	(0.44)	—		—

Total dividends and/or distributions to shareholders	—		(0.77)	(0.57)	(0.78)	(0.28)		(0.20)

Net asset value, end of period/year	$16.58		$16.13	$15.08	$13.96	$15.16		$14.21

Total return	2.79	%(C)	12.36%	12.18%	(2.94)%	8.75%		4.46%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$83,360		$83,030	$79,367	$80,793	$88,873		$90,344
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.77	%(E)	0.78%	0.77%	0.78%	0.77%		0.77%
Including waiver and/or reimbursement and recapture	0.77	%(E)	0.78%	0.77%	0.77%	0.77	%(F)	0.77	%(B)
Net investment income (loss) to average net assets	1.46	%(E)	1.77%	2.20%	2.18%	1.93%		1.83	%(B)
Portfolio turnover rate	34	%(C)	73%	45%	58%	48%		36%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$17.03		$15.88	$14.67	$15.89	$14.88		$14.44

Investment operations:
Net investment income (loss) (A)	0.10		0.25	0.30	0.30	0.26		0.24	(B)
Net realized and unrealized gain (loss)	0.34		1.63	1.44	(0.78)	1.00		0.37

Total investment operations	0.44		1.88	1.74	(0.48)	1.26		0.61

Dividends and/or distributions to shareholders:
Net investment income	—		(0.34)	(0.33)	(0.30)	(0.25)		(0.17)
Net realized gains	—		(0.39)	(0.20)	(0.44)	—		—

Total dividends and/or distributions to shareholders	—		(0.73)	(0.53)	(0.74)	(0.25)		(0.17)

Net asset value, end of period/year	$17.47		$17.03	$15.88	$14.67	$15.89		$14.88

Total return	2.58	%(C)	12.10%	11.91%	(3.19)%	8.51%		4.19%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,394,375		$1,392,332	$1,308,451	$1,234,443	$1,382,464		$1,343,855
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.03	%(E)	1.03%	1.02%	1.03%	1.02%		1.02%
Including waiver and/or reimbursement and recapture	1.03	%(E)	1.03%	1.02%	1.02%	1.02	%(F)	1.01	%(B)
Net investment income (loss) to average net assets	1.21	%(E)	1.52%	1.95%	1.93%	1.68%		1.59	%(B)
Portfolio turnover rate	34	%(C)	73%	45%	58%	48%		36%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2021, if any, are included within the Consolidated Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2021, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$9,997,737	$—	$—	$—	$9,997,737
U.S. Government Agency Obligations	373,398	—	—	—	373,398
U.S. Government Obligations	17,489,700	—	—	—	17,489,700
Common Stocks	2,667,357	—	—	—	2,667,357
Total Securities Lending Transactions	$30,528,192	$—	$—	$—	$30,528,192
Total Borrowings	$30,528,192	$—	$—	$—	$30,528,192

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$584,663	$—	$938,530	$—	$—	$1,523,193
Total	$584,663	$—	$938,530	$—	$—	$1,523,193

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(1,730,854)	$—	$(837,452)	$—	$—	$(2,568,306)
Total	$(1,730,854)	$—	$(837,452)	$—	$—	$(2,568,306)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$22,423	$—	$2,161,230	$—	$—	$2,183,653
Forward foreign currency contracts	—	(33,250)	—	—	—	(33,250)
Total	$22,423	$(33,250)	$2,161,230	$—	$—	$2,150,403

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,046,885)	$—	$10,109	$—	$—	$(1,036,776)
Total	$(1,046,885)	$—	$10,109	$—	$—	$(1,036,776)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Futures contracts:
Average notional value of contracts – long	$111,906,649
Average notional value of contracts – short	(159,338,226)
Forward foreign currency exchange contracts:
Average contract amounts sold – in USD	391,631

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK FACTORS (continued)

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Fixed-income securities risk: Fixed-income securities are subject to risks including credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). Plans are underway to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR recently announced a possible delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instrument in which the Portfolio invests, and financial markets generally.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Consolidated Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.730%
Over $500 million up to $750 million	0.705
Over $750 million up to $1.5 billion	0.680
Over $1.5 billion up to $2.5 billion	0.670
Over $2.5 billion	0.650

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2021
Initial Class	0.82%	May 1, 2022
Service Class	1.07	May 1, 2022
Prior to May 1, 2021
Initial Class	0.90
Service Class	1.15

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 323,881,529	$ 121,762,266	$ 415,298,520	$ 44,987,356

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,434,133,251	$ 129,057,000	$ (11,357,972)	$ 117,699,028

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2010-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

13. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2011 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,046.30	$4.31	$1,020.60	$4.26	0.85%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	50.0%
U.S. Equity Funds	45.7
International Equity Fund	3.8
Other Investment Company	3.3
Exchange-Traded Options Purchased	0.4
Repurchase Agreement	0.2
Net Other Assets (Liabilities)	(3.4)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Fund - 3.8%
iShares MSCI EAFE ETF	502,722	$39,654,711

U.S. Equity Funds - 45.7%
iShares Core S&P 500 ETF	813,497	349,845,027
SPDR S&P 500 ETF Trust	191,999	82,187,092
Vanguard Small-Cap ETF (A)	179,994	40,549,048

		472,581,167

U.S. Fixed Income Funds - 50.0%
iShares 20+ Year Treasury Bond ETF	647,995	93,538,078
iShares Core U.S. Aggregate Bond ETF	785,640	90,607,861
Vanguard Total Bond Market ETF (A)	3,872,630	332,620,191

		516,766,130

Total Exchange-Traded Funds (Cost $931,959,530)		1,029,002,008

OTHER INVESTMENT COMPANY - 3.3%
Securities Lending Collateral - 3.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	34,648,350	34,648,350

Total Other Investment Company (Cost $34,648,350)		34,648,350

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 0.00% (B), dated 06/30/2021, to be repurchased at $1,967,960 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 12/15/2023, and with a value of $2,007,324.	$1,967,960	$ 1,967,960

Total Repurchase Agreement (Cost $1,967,960)		1,967,960

Total Investments Excluding Options Purchased (Cost $968,575,840)		1,065,618,318
Total Options Purchased - 0.4% (Cost $6,874,027)		4,201,451

Total Investments (Cost $975,449,867)		1,069,819,769
Net Other Assets (Liabilities) - (3.4)%		(35,428,132)

Net Assets - 100.0%		$1,034,391,637

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	3,500.00	06/17/2022	USD	31,371,750	73	$1,177,347	$844,610
Put - S&P 500® Index	USD	3,650.00	06/17/2022	USD	8,595,000	20	393,460	281,200
Put - S&P 500® Index	USD	3,700.00	06/17/2022	USD	5,157,000	12	198,396	178,140
Put - S&P 500® Index	USD	3,100.00	06/17/2022	USD	4,297,500	10	199,900	67,050
Put - S&P 500® Index	USD	3,150.00	06/17/2022	USD	4,297,500	10	211,890	71,900
Put - S&P 500® Index	USD	3,200.00	06/17/2022	USD	12,462,750	29	577,139	226,200
Put - S&P 500® Index	USD	3,250.00	06/17/2022	USD	7,305,750	17	353,660	140,335
Put - S&P 500® Index	USD	3,300.00	06/17/2022	USD	23,636,250	55	840,389	485,925
Put - S&P 500® Index	USD	3,350.00	06/17/2022	USD	3,867,750	9	189,747	85,401
Put - S&P 500® Index	USD	3,400.00	06/17/2022	USD	42,975,000	100	1,623,676	1,010,000
Put - S&P 500® Index	USD	3,600.00	06/17/2022	USD	26,214,750	61	1,108,423	810,690

Total							$6,874,027	$4,201,451

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,029,002,008	$—	$—	$1,029,002,008
Other Investment Company	34,648,350	—	—	34,648,350
Repurchase Agreement	—	1,967,960	—	1,967,960
Exchange-Traded Options Purchased	4,201,451	—	—	4,201,451

Total Investments	$1,067,851,809	$1,967,960	$—	$1,069,819,769

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $73,876,156, collateralized by cash collateral of $34,648,350 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $40,803,750. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Unaffiliated investments, at value (cost $973,481,907) (including securities loaned of $73,876,156)	$1,067,851,809
Repurchase agreement, at value (cost $1,967,960)	1,967,960
Cash	2,707
Receivables and other assets:
Net income from securities lending	44,974
Dividends	265,208
Prepaid expenses	3,807

Total assets	1,070,136,465

Liabilities:
Cash collateral received upon return of:
Securities on loan	34,648,350
Payables and other liabilities:
Shares of beneficial interest redeemed	199,698
Investment management fees	528,373
Distribution and service fees	232,854
Transfer agent costs	2,695
Trustees, CCO and deferred compensation fees	15,341
Audit and tax fees	13,146
Custody fees	32,852
Legal fees	9,688
Printing and shareholder reports fees	40,843
Other accrued expenses	20,988

Total liabilities	35,744,828

Net assets	$1,034,391,637

Net assets consist of:
Capital stock ($0.01 par value)	$789,117
Additional paid-in capital	875,838,955
Total distributable earnings (accumulated losses)	157,763,565

Net assets	$1,034,391,637

Shares outstanding	78,911,725

Net asset value and offering price per share	$13.11

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$7,491,838
Net income from securities lending	192,532

Total investment income	7,684,370

Expenses:
Investment management fees	2,900,156
Distribution and service fees	1,278,109
Transfer agent costs	7,421
Trustees, CCO and deferred compensation fees	25,174
Audit and tax fees	13,725
Custody fees	29,976
Legal fees	33,140
Printing and shareholder reports fees	22,869
Other	35,717

Total expenses	4,346,287

Net investment income (loss)	3,338,083

Net realized gain (loss) on:
Unaffiliated investments	13,827,842

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	29,595,808

Net realized and change in unrealized gain (loss)	43,423,650

Net increase (decrease) in net assets resulting from operations	$46,761,733

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$3,338,083	$5,749,247
Net realized gain (loss)	13,827,842	86,240,030
Net change in unrealized appreciation (depreciation)	29,595,808	(100,682,628)

Net increase (decrease) in net assets resulting from operations	46,761,733	(8,693,351)

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(30,553,800)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(30,553,800)

Capital share transactions:
Proceeds from shares sold	957,863	8,325,166
Dividends and/or distributions reinvested	—	30,553,800
Cost of shares redeemed	(56,873,962)	(90,504,224)

Net increase (decrease) in net assets resulting from capital share transactions	(55,916,099)	(51,625,258)

Net increase (decrease) in net assets	(9,154,366)	(90,872,409)

Net assets:
Beginning of period/year	1,043,546,003	1,134,418,412

End of period/year	$1,034,391,637	$1,043,546,003

Capital share transactions - shares:
Shares issued	75,944	682,912
Shares reinvested	—	2,523,022
Shares redeemed	(4,479,037)	(7,304,844)

Net increase (decrease) in shares outstanding	(4,403,093)	(4,098,910)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$12.53		$12.98	$11.66	$12.23	$11.20	$11.64

Investment operations:
Net investment income (loss) (A)	0.04		0.07	0.20	0.19	0.15	0.12	(B)
Net realized and unrealized gain (loss)	0.54		(0.15)	1.66	(0.59)	1.02	(0.18)

Total investment operations	0.58		(0.08)	1.86	(0.40)	1.17	(0.06)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)	(0.21)	(0.17)	(0.14)	(0.13)
Net realized gains	—		(0.16)	(0.33)	—	—	(0.25)

Total dividends and/or distributions to shareholders	—		(0.37)	(0.54)	(0.17)	(0.14)	(0.38)

Net asset value, end of period/year	$13.11		$12.53	$12.98	$11.66	$12.23	$11.20

Total return	4.63	%(C)	(0.55)%	16.06%	(3.31)%	10.47%	(0.67)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,034,392		$1,043,546	$1,134,418	$1,069,755	$1,229,743	$1,272,983
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.85	%(E)	0.85%	0.84%	0.84%	0.86%	0.86%
Including waiver and/or reimbursement and recapture	0.85	%(E)	0.85%	0.84%	0.84%	0.86%	0.86	%(B)
Net investment income (loss) to average net assets	0.65	%(E)	0.58%	1.56%	1.53%	1.32%	1.07	%(B)
Portfolio turnover rate	3	%(C)	127%	14%	6%	10%	103%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Legg Mason Dynamic Allocation—Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$34,648,350	$—	$—	$—	$34,648,350
Total Borrowings	$34,648,350	$—	$—	$—	$34,648,350

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Open option contracts at June 30, 2021, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$4,201,451	$—	$—	$4,201,451
Total	$—	$—	$4,201,451	$—	$—	$4,201,451

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(8,690,792)	$—	$—	$(8,690,792)
Total	$—	$—	$(8,690,792)	$—	$—	$(8,690,792)

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$1,681,122	$—	$—	$1,681,122
Total	$—	$—	$1,681,122	$—	$—	$1,681,122

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Options:
Average value of option contracts purchased	$5,840,567

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Allocation risk: The Portfolio’s investment performance, in large part, depends on the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $750 million	0.57%
Over $750 million up to $1.5 billion	0.56
Over $1.5 billion up to $2.5 billion	0.54
Over $2.5 billion up to $3 billion	0.52
Over $3 billion	0.51

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.97%	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 28,951,289	$ 80,210,418

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 975,449,867	$ 117,163,442	$ (22,793,540)	$ 94,369,902

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Legg Mason Dynamic Allocation – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”) and the renewal of the investment sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement” and together with the Management Agreement and the Sub-Advisory Agreement, the “Agreements”) with respect to the Portfolio between the Sub-Adviser and Western Asset Management Company (“the Sub-Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement, Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM, the Sub-Adviser and the Sub-Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM, the Sub-Adviser and the Sub-Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM, the Sub-Adviser and the Sub-Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser and the Sub-Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM, the Sub-Adviser or the Sub-Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM, the Sub-Adviser and the Sub-Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s, the Sub-Adviser’s and the Sub-Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management teams of the Sub-Adviser and the Sub-Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM, the Sub-Adviser and the Sub-Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Trustees noted that, effective on or about November 1, 2021, BlackRock Investment Management, LLC will replace QS Investors, LLC and Western Asset Management Company, LLC as sub-adviser to the Portfolio and will begin managing the Portfolio pursuant to different investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services and the Sub-Sub-Adviser for sub-sub-advisory services, noting that TAM pays sub-advisory fees to the Sub-Adviser and that the sub-sub-advisory fee payable to the Sub-Sub-Adviser is paid by the Sub-Adviser and not the Portfolio or TAM. The Board also considered the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees and TAM agreed upon a reduction to the Portfolio’s management fee schedule, effective on or about November 1, 2021. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders, and that the expense limit applicable to each class of the Portfolio under this arrangement would be lowered, effective on or about November 1, 2021.

On the basis of these considerations, together with the other information it considered, the Board determined that the management, sub-advisory and sub-sub-advisory fees to be received by TAM, the Sub-Adviser and the Sub-Sub-Adviser under the Management Agreement, the Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement are reasonable in light of the services provided.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM, the Sub-Adviser or the Sub-Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the Sub-Sub-Adviser’s sub-sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Adviser and the Sub-Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates, the Sub-Adviser and/or the Sub-Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, the Sub-Adviser and/or the Sub-Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser and the Sub-Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement, the Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

APPROVAL OF SUB-ADVISORY AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on June 16-17, 2021, the Board considered the termination of QS Investors, LLC (“QS Investors”) as sub-adviser to Transamerica Legg Mason Dynamic Allocation – Balanced VP, Transamerica Legg Mason Dynamic Allocation – Growth VP, Transamerica QS Investors Active Asset Allocation – Conservative VP, Transamerica QS Investors Active Asset Allocation – Moderate VP and Transamerica QS Investors Active Asset Allocation – Moderate Growth VP (each a “Portfolio,” and collectively, the “Portfolios”), the termination of Western Asset Management Company, LLC (“Western Asset Management”) as sub-sub-adviser to Transamerica Legg Mason Dynamic Allocation – Balanced VP and Transamerica Legg Mason Dynamic Allocation – Growth VP (the “Sub-Sub-Advised Portfolios”) and the approval of the proposed sub-advisory agreements (each a “BlackRock Sub-Advisory Agreement,” and collectively the “BlackRock Sub-Advisory Agreements”) between TAM and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Portfolios, as well as the approval of a revised management fee schedule for each Portfolio, both to take effect on or about November 1, 2021.

Following its review and consideration, the Board determined that the terms of the BlackRock Sub-Advisory Agreements were reasonable and that the termination of QS Investors as sub-adviser to the Portfolios, the termination of Western Asset Management Company as sub-sub-adviser to the Sub-Sub-Advised Portfolios and the approval of the BlackRock Sub-Advisory Agreements was in the best interests of the Portfolios and their contract holders. The Board, including the Independent Board Members, authorized TAM to terminate the sub-advisory agreements with QS Investors and unanimously approved the BlackRock Sub-Advisory Agreements for an initial two-year period. The Board, including the Independent Board Members, also unanimously approved the revised management fee schedules.

Prior to reaching their decision, the Board Members requested and received from TAM and BlackRock certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the proposed BlackRock Sub-Advisory Agreements, including information they had previously received from TAM as part of their regular oversight of the Portfolios and from BlackRock as part of their regular oversight of other funds sub-advised by BlackRock, and knowledge they gained over time through meeting with TAM and BlackRock. Among other materials, the Board Members considered fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Board Members met privately without representatives of TAM or BlackRock present and were represented throughout the process by their independent legal counsel. In considering whether to approve the BlackRock Sub-Advisory Agreements, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services. In evaluating the nature, extent and quality of the services to be provided by BlackRock under the BlackRock Sub-Advisory Agreements, the Board considered information provided by TAM and BlackRock regarding the operations, facilities, organization and personnel of BlackRock, the anticipated ability of BlackRock to perform its duties under the BlackRock Sub-Advisory Agreements and the proposed changes to the Portfolios’ principal investment strategies. The Board Members further considered that: (i) BlackRock is an experienced asset management firm; (ii) TAM is recommending that BlackRock be appointed as sub-adviser to the Portfolios; and (iii) TAM believes that BlackRock has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolios based on TAM’s assessment of BlackRock’s organization, investment personnel and experience sub-advising other funds. The Board Members also considered BlackRock’s proposed responsibilities and experience with the Portfolios’ proposed principal investment strategies.

The Board Members noted that TAM had advised the Board that neither the approval of the BlackRock Sub-Advisory Agreements nor the approval of the revised management fee schedules was expected to result in any diminution in the nature, extent and quality of the services provided to the Portfolios and their contract holders, including compliance services. Based on these and other considerations, the Board Members determined that BlackRock can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolios and that BlackRock’s appointment is not expected to diminish the nature, extent and quality of services provided to the Portfolios.

Investment Performance. The Board Members considered BlackRock’s investment management experience, capabilities and resources. The Board reviewed the performance of the Portfolios for various trailing periods ended February 28, 2021 as compared to: (i) simulated, back-tested performance results of each Portfolio’s proposed strategy; (ii) each Portfolio’s respective peer group; (iii) each Portfolio’s current blended benchmark; and (iv) each Portfolio’s proposed blended benchmark.

Transamerica Legg Mason Dynamic Allocation – Balanced VP. The Board Members noted that the back-tested annualized return (“Back-Tested Return”) was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was above that of the median for its peer group for the past 3- and 5-year periods and below the median for the past 1-year period. The Board Members also noted that the Back-Tested Return was below that of the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)

(unaudited)

Transamerica Legg Mason Dynamic Allocation – Growth VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below that of the median for its peer group and below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica QS Investors Active Asset Allocation – Conservative VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below that of the median for its peer group and below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica QS Investors Active Asset Allocation – Moderate VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below that of the median for its peer group and below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio and above the median for its peer group, each for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the sub-advisory services to be provided by BlackRock, the Board concluded that BlackRock is capable of generating a level of investment performance that is appropriate in scope and extent in light of each Portfolio’s proposed new principal investment strategies, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio. The Board considered the revised management and new sub-advisory fee schedules (“Fee Changes”) for each Portfolio. The Board noted that the Fee Changes would lower each Portfolio’s management and sub-advisory fees at all asset levels, resulting in immediate savings for current contract holders, as well as additional savings as each Portfolio’s assets grow in size. With respect to each Portfolio, except Transamerica QS Investors Active Asset Allocation – Moderate Growth VP, the Board considered that, assuming implementation of the Fee Changes, based on assets as of February 28, 2021, the management fee would be above the applicable Broadridge and Morningstar peer group medians, but the total expense ratio of each class would be below the applicable Broadridge and Morningstar peer group medians. With respect to Transamerica QS Investors Active Asset Allocation – Moderate Growth VP, the Board noted that the management fee would be above the Broadridge peer group median and below the Morningstar peer group median and the total expense ratio of each class would be below the Broadridge and Morningstar peer group medians. The Board considered the portion of each Portfolio’s management fee to be retained by TAM following payment of the sub-advisory fee by TAM to BlackRock and noted that TAM considered the amount to be reasonable compensation for its services. The Board also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders, and that the expense limit applicable to each class of each Portfolio under this arrangement would be lowered, effective on or about November 1, 2021. On the basis of these and other considerations, together with the other information it considered, the Board determined that the revised management fee schedule and new sub-advisory fee schedule for each Portfolio were reasonable in light of the services to be provided.

Cost of Services to be Provided and Level of Profitability. With respect to BlackRock, the Board noted that the proposed sub-advisory fees are the product of arm’s-length negotiation between TAM and BlackRock, which is not affiliated with TAM, and would be paid by TAM and not the Portfolios. As a result, the Board did not consider BlackRock’s anticipated profitability to be material to its decision to approve the BlackRock Sub-Advisory Agreements. The Board also reviewed pro forma estimated TAM profitability information provided by TAM, noting that, at current asset levels, as of February 28, 2021, there was expected to be a decrease in the net management fees retained by TAM for Transamerica QS Investors Active Asset Allocation – Conservative VP, Transamerica QS Investors Active Asset Allocation – Moderate VP, Transamerica QS Investors Active Asset Allocation – Moderate Growth VP, and Transamerica Legg Mason Dynamic Allocation – Growth VP and an increase in the net management fee retained by TAM for Transamerica Legg Mason Dynamic Allocation – Balanced VP. The Board considered TAM’s view that each Portfolio’s proposed net management fee would allow TAM to be reasonably compensated for its services.

Economies of Scale. In evaluating the extent to which each Portfolio’s revised management fee schedule and new sub-advisory fee schedule reflected economies of scale or would permit economies of scale to be realized in the future, the Board Members considered that the appointment of BlackRock has the potential to attract additional assets due to BlackRock’s established asset management capabilities. The Board Members concluded that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by each Portfolio to TAM, and the sub-advisory fees payable by TAM to BlackRock, in light of any economies of scale experienced in the future.

Benefits to BlackRock from its Relationships with the Portfolios. The Board considered other benefits expected to be derived by BlackRock from its relationships with the Portfolios. The Board noted that TAM would not receive benefits from research obtained with

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Balanced VP

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)

(unaudited)

commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with BlackRock or the Portfolios, and that BlackRock may engage in soft dollar arrangements and receive such benefits on certain transactions, consistent with applicable law and “best execution” requirements.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the approval of the revised management fee schedule and BlackRock Sub-Advisory Agreement for each Portfolio was in the best interests of the Portfolio and its contract holders and voted to approve the revised management fee schedule and BlackRock Sub-Advisory Agreement for each Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,079.00	$4.48	$1,020.50	$4.36	0.87%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	63.6%
U.S. Fixed Income Funds	29.9
International Equity Fund	5.7
Other Investment Company	5.5
Exchange-Traded Options Purchased	0.6
Repurchase Agreement	0.2
Net Other Assets (Liabilities)	(5.5)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
International Equity Fund - 5.7%
iShares MSCI EAFE ETF	331,493	$26,148,168

U.S. Equity Funds - 63.6%
iShares Core S&P 500 ETF	497,011	213,739,973
SPDR S&P 500 ETF Trust	116,721	49,963,591
Vanguard Small-Cap ETF (A)	119,619	26,947,768

		290,651,332

U.S. Fixed Income Funds - 29.9%
iShares 20+ Year Treasury Bond ETF (A)	162,926	23,518,368
iShares Core U.S. Aggregate Bond ETF	264,972	30,559,221
Vanguard Total Bond Market ETF	961,935	82,620,597

		136,698,186

Total Exchange-Traded Funds (Cost $399,770,484)		453,497,686

OTHER INVESTMENT COMPANY - 5.5%
Securities Lending Collateral - 5.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	24,930,015	24,930,015

Total Other Investment Company (Cost $24,930,015)		24,930,015

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 0.00% (B), dated 06/30/2021, to be repurchased at $926,727 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 12/15/2023, and with a value of $945,325.	$926,727	$ 926,727

Total Repurchase Agreement (Cost $926,727)		926,727

Total Investments Excluding Options Purchased (Cost $425,627,226)		479,354,428
Total Options Purchased - 0.6% (Cost $4,221,791)		2,584,684

Total Investments (Cost $429,849,017)		481,939,112
Net Other Assets (Liabilities) - (5.5)%		(25,278,780)

Net Assets - 100.0%		$456,660,332

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	3,500.00	06/17/2022	USD	18,909,000	44	$709,856	$509,080
Put - S&P 500® Index	USD	3,650.00	06/17/2022	USD	5,157,000	12	236,076	168,720
Put - S&P 500® Index	USD	3,700.00	06/17/2022	USD	3,008,250	7	115,731	103,915
Put - S&P 500® Index	USD	3,100.00	06/17/2022	USD	4,297,500	10	199,900	67,050
Put - S&P 500® Index	USD	3,150.00	06/17/2022	USD	2,148,750	5	105,945	35,950
Put - S&P 500® Index	USD	3,200.00	06/17/2022	USD	7,305,750	17	335,427	132,600
Put - S&P 500® Index	USD	3,250.00	06/17/2022	USD	3,867,750	9	183,768	74,295
Put - S&P 500® Index	USD	3,300.00	06/17/2022	USD	12,892,500	30	458,394	265,050
Put - S&P 500® Index	USD	3,350.00	06/17/2022	USD	2,578,500	6	126,498	56,934
Put - S&P 500® Index	USD	3,400.00	06/17/2022	USD	26,644,500	62	1,002,363	626,200
Put - S&P 500® Index	USD	3,600.00	06/17/2022	USD	17,619,750	41	747,833	544,890

Total							$4,221,791	$2,584,684

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$453,497,686	$—	$—	$453,497,686
Other Investment Company	24,930,015	—	—	24,930,015
Repurchase Agreement	—	926,727	—	926,727
Exchange-Traded Options Purchased	2,584,684	—	—	2,584,684

Total Investments	$481,012,385	$926,727	$—	$481,939,112

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $24,420,296, collateralized by cash collateral of $24,930,015. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Unaffiliated investments, at value (cost $428,922,290) (including securities loaned of $24,420,296)	$481,012,385
Repurchase agreement, at value (cost $926,727)	926,727
Cash	8,449
Receivables and other assets:
Net income from securities lending	15,007
Shares of beneficial interest sold	240
Dividends	161,266
Prepaid expenses	1,633

Total assets	482,125,707

Liabilities:
Cash collateral received upon return of:
Securities on loan	24,930,015
Payables and other liabilities:
Shares of beneficial interest redeemed	122,044
Investment management fees	238,578
Distribution and service fees	102,836
Transfer agent costs	1,127
Trustees, CCO and deferred compensation fees	6,985
Audit and tax fees	11,137
Custody fees	15,594
Legal fees	3,997
Printing and shareholder reports fees	22,491
Other accrued expenses	10,571

Total liabilities	25,465,375

Net assets	$456,660,332

Net assets consist of:
Capital stock ($0.01 par value)	$324,598
Additional paid-in capital	375,278,886
Total distributable earnings (accumulated losses)	81,056,848

Net assets	$456,660,332

Shares outstanding	32,459,776

Net asset value and offering price per share	$14.07

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$3,190,539
Net income from securities lending	64,036

Total investment income	3,254,575

Expenses:
Investment management fees	1,301,085
Distribution and service fees	560,813
Transfer agent costs	3,202
Trustees, CCO and deferred compensation fees	11,266
Audit and tax fees	11,079
Custody fees	14,164
Legal fees	14,360
Printing and shareholder reports fees	12,461
Other	23,694

Total expenses	1,952,124

Net investment income (loss)	1,302,451

Net realized gain (loss) on:
Unaffiliated investments	3,436,120

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	29,562,723

Net realized and change in unrealized gain (loss)	32,998,843

Net increase (decrease) in net assets resulting from operations	$34,301,294

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$1,302,451	$1,314,840
Net realized gain (loss)	3,436,120	44,761,231
Net change in unrealized appreciation (depreciation)	29,562,723	(57,991,347)

Net increase (decrease) in net assets resulting from operations	34,301,294	(11,915,276)

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(12,179,685)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(12,179,685)

Capital share transactions:
Proceeds from shares sold	998,371	7,247,839
Dividends and/or distributions reinvested	—	12,179,685
Cost of shares redeemed	(29,163,648)	(48,882,832)

Net increase (decrease) in net assets resulting from capital share transactions	(28,165,277)	(29,455,308)

Net increase (decrease) in net assets	6,136,017	(53,550,269)

Net assets:
Beginning of period/year	450,524,315	504,074,584

End of period/year	$456,660,332	$450,524,315

Capital share transactions - shares:
Shares issued	73,605	559,833
Shares reinvested	—	966,642
Shares redeemed	(2,158,571)	(3,770,136)

Net increase (decrease) in shares outstanding	(2,084,966)	(2,243,661)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$13.04		$13.70	$12.32	$13.09	$11.68	$12.14

Investment operations:
Net investment income (loss) (A)	0.04		0.04	0.19	0.17	0.15	0.11	(B)
Net realized and unrealized gain (loss)	0.99		(0.35)	1.85	(0.78)	1.38	(0.23)

Total investment operations	1.03		(0.31)	2.04	(0.61)	1.53	(0.12)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)	(0.19)	(0.16)	(0.12)	(0.12)
Net realized gains	—		(0.14)	(0.47)	—	—	(0.22)

Total dividends and/or distributions to shareholders	—		(0.35)	(0.66)	(0.16)	(0.12)	(0.34)

Net asset value, end of period/year	$14.07		$13.04	$13.70	$12.32	$13.09	$11.68

Total return	7.90	%(C)	(2.17)%	16.83%	(4.73)%	13.21%	(0.99)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$456,660		$450,524	$504,075	$483,146	$563,131	$576,726
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.87	%(E)	0.87%	0.86%	0.86%	0.89%	0.89%
Including waiver and/or reimbursement and recapture	0.87	%(E)	0.87%	0.86%	0.86%	0.89%	0.89	%(B)
Net investment income (loss) to average net assets	0.58	%(E)	0.31%	1.47%	1.27%	1.17%	0.90	%(B)
Portfolio turnover rate	3	%(C)	173%	16%	8%	9%	182%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. Transamerica Legg Mason Dynamic Allocation—Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$24,930,015	$—	$—	$—	$24,930,015
Total Borrowings	$24,930,015	$—	$—	$—	$24,930,015

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Open option contracts at June 30, 2021, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$2,584,684	$—	$—	$2,584,684
Total	$—	$—	$2,584,684	$—	$—	$2,584,684

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(5,349,352)	$—	$—	$(5,349,352)
Total	$—	$—	$(5,349,352)	$—	$—	$(5,349,352)

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$1,045,036	$—	$—	$1,045,036
Total	$—	$—	$1,045,036	$—	$—	$1,045,036

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Options:
Average value of option contracts purchased	$3,590,969

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Allocation risk: The Portfolio’s investment performance, in large part, depends on the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $750 million	0.58%
Over $750 million up to $1.5 billion	0.57
Over $1.5 billion up to $2.5 billion	0.55
Over $2.5 billion up to $3 billion	0.53
Over $3 billion	0.52

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.99%	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding in-kind transactions and short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 11,902,654	$ 38,233,132

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 429,849,017	$ 58,635,175	$ (6,545,080)	$ 52,090,095

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Legg Mason Dynamic Allocation – Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”) and the renewal of the investment sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement” and together with the Management Agreement and the Sub-Advisory Agreement, the “Agreements”) with respect to the Portfolio between the Sub-Adviser and Western Asset Management Company (“the Sub-Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement, the Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM, the Sub-Adviser and the Sub-Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM, the Sub-Adviser and the Sub-Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM, the Sub-Adviser and the Sub-Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser and the Sub-Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM, the Sub-Adviser or the Sub-Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM, the Sub-Adviser and the Sub-Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s, the Sub-Adviser’s and the Sub-Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management teams of the Sub-Adviser and the Sub-Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM, the Sub-Adviser and the Sub-Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Trustees noted that, effective on or about November 1, 2021, BlackRock Investment Management, LLC will replace QS Investors, LLC and Western Asset Management Company, LLC as sub-adviser to the Portfolio and will begin managing the Portfolio pursuant to different investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services and the Sub-Sub-Adviser for sub-sub-advisory services, noting that TAM pays sub-advisory fees to the Sub-Adviser and that the sub-sub-advisory fee payable to the Sub-Sub-Adviser is paid by the Sub-Adviser and not the Portfolio or TAM. The Board also considered the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees and TAM agreed upon a reduction to the Portfolio’s management fee schedule, effective on or about November 1, 2021. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders, and that the expense limit applicable to each class of the Portfolio under this arrangement would be lowered, effective on or about November 1, 2021.

On the basis of these considerations, together with the other information it considered, the Board determined that the management, sub-advisory and sub-sub-advisory fees to be received by TAM, the Sub-Adviser and the Sub-Sub-Adviser under the Management Agreement, the Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM, the Sub-Adviser or the Sub-Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the Sub-Sub-Adviser’s sub-sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Adviser and the Sub-Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates, the Sub-Adviser and/or the Sub-Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, the Sub-Adviser and/or the Sub-Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser and the Sub-Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement, the Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

APPROVAL OF SUB-ADVISORY AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on June 16-17, 2021, the Board considered the termination of QS Investors, LLC (“QS Investors”) as sub-adviser to Transamerica Legg Mason Dynamic Allocation – Balanced VP, Transamerica Legg Mason Dynamic Allocation – Growth VP, Transamerica QS Investors Active Asset Allocation – Conservative VP, Transamerica QS Investors Active Asset Allocation – Moderate VP and Transamerica QS Investors Active Asset Allocation – Moderate Growth VP (each a “Portfolio,” and collectively, the “Portfolios”), the termination of Western Asset Management Company, LLC (“Western Asset Management”) as sub-sub-adviser to Transamerica Legg Mason Dynamic Allocation – Balanced VP and Transamerica Legg Mason Dynamic Allocation – Growth VP (the “Sub-Sub-Advised Portfolios”) and the approval of the proposed sub-advisory agreements (each a “BlackRock Sub-Advisory Agreement,” and collectively the “BlackRock Sub-Advisory Agreements”) between TAM and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Portfolios, as well as the approval of a revised management fee schedule for each Portfolio, both to take effect on or about November 1, 2021.

Following its review and consideration, the Board determined that the terms of the BlackRock Sub-Advisory Agreements were reasonable and that the termination of QS Investors as sub-adviser to the Portfolios, the termination of Western Asset Management Company as sub-sub-adviser to the Sub-Sub-Advised Portfolios and the approval of the BlackRock Sub-Advisory Agreements was in the best interests of the Portfolios and their contract holders. The Board, including the Independent Board Members, authorized TAM to terminate the sub-advisory agreements with QS Investors and unanimously approved the BlackRock Sub-Advisory Agreements for an initial two-year period. The Board, including the Independent Board Members, also unanimously approved the revised management fee schedules.

Prior to reaching their decision, the Board Members requested and received from TAM and BlackRock certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the proposed BlackRock Sub-Advisory Agreements, including information they had previously received from TAM as part of their regular oversight of the Portfolios and from BlackRock as part of their regular oversight of other funds sub-advised by BlackRock, and knowledge they gained over time through meeting with TAM and BlackRock. Among other materials, the Board Members considered fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Board Members met privately without representatives of TAM or BlackRock present and were represented throughout the process by their independent legal counsel. In considering whether to approve the BlackRock Sub-Advisory Agreements, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services. In evaluating the nature, extent and quality of the services to be provided by BlackRock under the BlackRock Sub-Advisory Agreements, the Board considered information provided by TAM and BlackRock regarding the operations, facilities, organization and personnel of BlackRock, the anticipated ability of BlackRock to perform its duties under the BlackRock Sub-Advisory Agreements and the proposed changes to the Portfolios’ principal investment strategies. The Board Members further considered that: (i) BlackRock is an experienced asset management firm; (ii) TAM is recommending that BlackRock be appointed as sub-adviser to the Portfolios; and (iii) TAM believes that BlackRock has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolios based on TAM’s assessment of BlackRock’s organization, investment personnel and experience sub-advising other funds. The Board Members also considered BlackRock’s proposed responsibilities and experience with the Portfolios’ proposed principal investment strategies.

The Board Members noted that TAM had advised the Board that neither the approval of the BlackRock Sub-Advisory Agreements nor the approval of the revised management fee schedules was expected to result in any diminution in the nature, extent and quality of the services provided to the Portfolios and their contract holders, including compliance services. Based on these and other considerations, the Board Members determined that BlackRock can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolios and that BlackRock’s appointment is not expected to diminish the nature, extent and quality of services provided to the Portfolios.

Investment Performance. The Board Members considered BlackRock’s investment management experience, capabilities and resources. The Board reviewed the performance of the Portfolios for various trailing periods ended February 28, 2021 as compared to: (i) simulated, back-tested performance results of each Portfolio’s proposed strategy; (ii) each Portfolio’s respective peer group; (iii) each Portfolio’s current blended benchmark; and (iv) each Portfolio’s proposed blended benchmark.

Transamerica Legg Mason Dynamic Allocation – Balanced VP. The Board Members noted that the back-tested annualized return (“Back-Tested Return”) was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was above that of the median for its peer group for the past 3- and 5-year periods and below the median for the past 1-year period. The Board Members also noted that the Back-Tested Return was below that of the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)

(unaudited)

Transamerica Legg Mason Dynamic Allocation – Growth VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below that of the median for its peer group and below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica QS Investors Active Asset Allocation – Conservative VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below that of the median for its peer group and below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica QS Investors Active Asset Allocation – Moderate VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below that of the median for its peer group and below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio and above the median for its peer group, each for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the sub-advisory services to be provided by BlackRock, the Board concluded that BlackRock is capable of generating a level of investment performance that is appropriate in scope and extent in light of each Portfolio’s proposed new principal investment strategies, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio. The Board considered the revised management and new sub-advisory fee schedules (“Fee Changes”) for each Portfolio. The Board noted that the Fee Changes would lower each Portfolio’s management and sub-advisory fees at all asset levels, resulting in immediate savings for current contract holders, as well as additional savings as each Portfolio’s assets grow in size. With respect to each Portfolio, except Transamerica QS Investors Active Asset Allocation – Moderate Growth VP, the Board considered that, assuming implementation of the Fee Changes, based on assets as of February 28, 2021, the management fee would be above the applicable Broadridge and Morningstar peer group medians, but the total expense ratio of each class would be below the applicable Broadridge and Morningstar peer group medians. With respect to Transamerica QS Investors Active Asset Allocation – Moderate Growth VP, the Board noted that the management fee would be above the Broadridge peer group median and below the Morningstar peer group median and the total expense ratio of each class would be below the Broadridge and Morningstar peer group medians. The Board considered the portion of each Portfolio’s management fee to be retained by TAM following payment of the sub-advisory fee by TAM to BlackRock and noted that TAM considered the amount to be reasonable compensation for its services. The Board also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders, and that the expense limit applicable to each class of each Portfolio under this arrangement would be lowered, effective on or about November 1, 2021. On the basis of these and other considerations, together with the other information it considered, the Board determined that the revised management fee schedule and new sub-advisory fee schedule for each Portfolio were reasonable in light of the services to be provided.

Cost of Services to be Provided and Level of Profitability. With respect to BlackRock, the Board noted that the proposed sub-advisory fees are the product of arm’s-length negotiation between TAM and BlackRock, which is not affiliated with TAM, and would be paid by TAM and not the Portfolios. As a result, the Board did not consider BlackRock’s anticipated profitability to be material to its decision to approve the BlackRock Sub-Advisory Agreements. The Board also reviewed pro forma estimated TAM profitability information provided by TAM, noting that, at current asset levels, as of February 28, 2021, there was expected to be a decrease in the net management fees retained by TAM for Transamerica QS Investors Active Asset Allocation – Conservative VP, Transamerica QS Investors Active Asset Allocation – Moderate VP, Transamerica QS Investors Active Asset Allocation – Moderate Growth VP, and Transamerica Legg Mason Dynamic Allocation – Growth VP and an increase in the net management fee retained by TAM for Transamerica Legg Mason Dynamic Allocation – Balanced VP. The Board considered TAM’s view that each Portfolio’s proposed net management fee would allow TAM to be reasonably compensated for its services.

Economies of Scale. In evaluating the extent to which each Portfolio’s revised management fee schedule and new sub-advisory fee schedule reflected economies of scale or would permit economies of scale to be realized in the future, the Board Members considered that the appointment of BlackRock has the potential to attract additional assets due to BlackRock’s established asset management capabilities. The Board Members concluded that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by each Portfolio to TAM, and the sub-advisory fees payable by TAM to BlackRock, in light of any economies of scale experienced in the future.

Benefits to BlackRock from its Relationships with the Portfolios. The Board considered other benefits expected to be derived by BlackRock from its relationships with the Portfolios. The Board noted that TAM would not receive benefits from research obtained with

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Legg Mason Dynamic Allocation – Growth VP

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)

(unaudited)

commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with BlackRock or the Portfolios, and that BlackRock may engage in soft dollar arrangements and receive such benefits on certain transactions, consistent with applicable law and “best execution” requirements.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the approval of the revised management fee schedule and BlackRock Sub-Advisory Agreement for each Portfolio was in the best interests of the Portfolio and its contract holders and voted to approve the revised management fee schedule and BlackRock Sub-Advisory Agreement for each Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Service Class	$1,000.00	$1,042.50	$5.27	$1,019.60	$5.21	1.04%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	42.2%
Corporate Debt Securities	23.7
U.S. Government Obligations	17.4
U.S. Government Agency Obligations	8.8
Repurchase Agreement	3.1
Asset-Backed Securities	2.9
Mortgage-Backed Securities	1.7
Other Investment Company	0.6
Municipal Government Obligations	0.3
Net Other Assets (Liabilities)	(0.7)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 42.2%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	2,700	$1,021,545

Banks - 1.9%
JPMorgan Chase & Co.	16,900	2,628,626
US Bancorp	24,900	1,418,553

		4,047,179

Beverages - 1.8%
Coca-Cola Co.	25,400	1,374,394
PepsiCo, Inc.	15,800	2,341,086

		3,715,480

Biotechnology - 0.7%
Amgen, Inc.	5,800	1,413,750

Capital Markets - 4.0%
BlackRock, Inc.	4,200	3,674,874
CME Group, Inc.	8,600	1,829,048
Northern Trust Corp.	25,100	2,902,062

		8,405,984

Chemicals - 0.7%
Linde PLC	5,100	1,474,410

Communications Equipment - 1.5%
Cisco Systems, Inc.	58,500	3,100,500

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	49,400	2,767,882

Electrical Equipment - 1.0%
Emerson Electric Co.	21,500	2,069,160

Energy Equipment & Services - 1.0%
Baker Hughes Co.	86,900	1,987,403

Equity Real Estate Investment Trusts - 0.9%
American Tower Corp.	7,000	1,890,980

Food Products - 1.1%
Archer-Daniels-Midland Co.	22,000	1,333,200
Hershey Co.	5,900	1,027,662

		2,360,862

Health Care Equipment & Supplies - 0.7%
Medtronic PLC	11,300	1,402,669

Health Care Providers & Services - 1.5%
AmerisourceBergen Corp.	7,800	893,022
CVS Health Corp.	25,500	2,127,720

		3,020,742

Hotels, Restaurants & Leisure - 2.0%
McDonald’s Corp.	10,400	2,402,296
Starbucks Corp.	14,900	1,665,969

		4,068,265

Household Products - 1.5%
Colgate-Palmolive Co.	16,500	1,342,275
Procter & Gamble Co.	13,200	1,781,076

		3,123,351

Industrial Conglomerates - 1.5%
3M Co.	10,600	2,105,478
Honeywell International, Inc.	4,300	943,205

		3,048,683

Insurance - 2.2%
Aflac, Inc.	32,200	1,727,852

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Travelers Cos., Inc.	18,900	$ 2,829,519

		4,557,371

IT Services - 1.4%
Automatic Data Processing, Inc.	5,500	1,092,410
Paychex, Inc.	16,700	1,791,910

		2,884,320

Machinery - 0.6%
Caterpillar, Inc.	6,200	1,349,306

Media - 1.7%
Comcast Corp., Class A	62,300	3,552,346

Metals & Mining - 1.6%
Nucor Corp.	34,800	3,338,364

Multi-Utilities - 0.8%
Dominion Energy, Inc.	22,800	1,677,396

Oil, Gas & Consumable Fuels - 0.8%
EOG Resources, Inc.	21,100	1,760,584

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	38,900	2,599,298
Johnson & Johnson	19,100	3,146,534
Pfizer, Inc.	33,000	1,292,280

		7,038,112

Road & Rail - 0.8%
Union Pacific Corp.	7,100	1,561,503

Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	11,200	1,928,192
Texas Instruments, Inc.	14,600	2,807,580

		4,735,772

Software - 0.6%
Oracle Corp.	17,000	1,323,280

Specialty Retail - 1.5%
Home Depot, Inc.	9,900	3,157,011

Trading Companies & Distributors - 0.9%
Fastenal Co.	35,600	1,851,200

Total Common Stocks (Cost $66,116,544)		87,705,410

	Principal	Value
ASSET-BACKED SECURITIES - 2.9%
Carmax Auto Owner Trust Series 2018-3, Class A3, 3.13%, 06/15/2023	$69,669	70,320
CCG Receivables Trust Series 2020-1, Class A2, 0.54%, 12/14/2027 (A)	439,642	440,689
Chesapeake Funding II LLC
Series 2018-1A, Class A1,
3.04%, 04/15/2030 (A)	96,627	96,753
Series 2018-2A, Class A1,
3.23%, 08/15/2030 (A)	44,321	44,673
Series 2018-3A, Class B,
3.62%, 01/15/2031 (A)	100,000	102,713
Series 2020-1A, Class A1,
0.87%, 08/16/2032 (A)	156,148	156,976

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust Series 2019-A, Class A4, 3.22%, 01/15/2026	$ 130,000	$ 135,523
Dell Equipment Finance Trust Series 2019-2, Class A3, 1.91%, 10/22/2024 (A)	550,000	554,778
Donlen Fleet Lease Funding 2 LLC Series 2021-2, Class A2, 0.56%, 12/11/2034 (A)	500,000	500,552
Enterprise Fleet Financing LLC Series 2019-3, Class A2, 2.06%, 05/20/2025 (A)	382,579	387,680
GM Financial Consumer Automobile Receivables Trust Series 2019-2, Class B, 2.87%, 10/16/2024	350,000	360,840
GreatAmerica Leasing Receivables Funding LLC Series 2020-1, Class A2, 1.76%, 06/15/2022 (A)	42,637	42,807
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes
Series 2020-2, Class B,
0.84%, 02/25/2028 (A)	559,458	560,184
Series 2021-1, Class B,
0.88%, 09/25/2028 (A)	500,000	500,336
Santander Consumer Auto Receivables Trust Series 2020-BA, Class A3, 0.46%, 08/15/2024 (A)	750,000	751,320
Santander Revolving Auto Loan Trust Series 2019-A, Class C, 3.00%, 01/26/2032 (A)	350,000	368,515
Synchrony Credit Card Master Note Trust Series 2018-2, Class C, 3.87%, 05/15/2026	500,000	528,938
Verizon Owner Trust
Series 2018-A, Class A1A,
3.23%, 04/20/2023	106,083	106,813
Series 2020-A, Class B,
1.98%, 07/22/2024	150,000	153,989
Wheels SPV 2 LLC Series 2019-1A, Class A2, 2.30%, 05/22/2028 (A)	165,115	166,203

Total Asset-Backed Securities (Cost $6,015,014)		6,030,602

CORPORATE DEBT SECURITIES - 23.7%
Aerospace & Defense - 0.6%
Boeing Co.
2.20%, 02/04/2026	350,000	353,657
3.63%, 02/01/2031	200,000	215,337
5.81%, 05/01/2050	150,000	202,135
Northrop Grumman Corp. 2.93%, 01/15/2025	250,000	266,603
Textron, Inc. 2.45%, 03/15/2031	250,000	250,494

		1,288,226

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Airlines - 0.5%
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.75%, 10/20/2028 (A)	$ 250,000	$ 278,102
Southwest Airlines Co.
5.13%, 06/15/2027	500,000	589,080
5.25%, 05/04/2025	150,000	171,203

		1,038,385

Banks - 2.9%
Bank of America Corp.
Fixed until 03/11/2026, 1.66% (B), 03/11/2027	200,000	201,676
Fixed until 10/24/2030, 1.92% (B), 10/24/2031	250,000	244,008
Fixed until 06/14/2028, 2.09% (B), 06/14/2029	300,000	302,598
Bank of Montreal 3.30%, 02/05/2024	165,000	176,702
Citigroup, Inc. Fixed until 04/23/2028, 4.08% (B), 04/23/2029	400,000	454,028
Fifth Third Bancorp 2.55%, 05/05/2027	225,000	237,982
Huntington Bancshares, Inc. 2.55%, 02/04/2030	150,000	156,268
Huntington National Bank 3.55%, 10/06/2023	500,000	533,126
JPMorgan Chase & Co.
Fixed until 02/04/2026, 1.04% (B), 02/04/2027	500,000	491,992
Fixed until 04/01/2025 (C), 4.00% (B) (D)	350,000	354,620
PNC Bank NA 2.70%, 10/22/2029	125,000	132,497
PNC Financial Services Group, Inc. 3.45%, 04/23/2029	500,000	559,024
Regions Financial Corp. 2.25%, 05/18/2025	250,000	260,416
Royal Bank of Canada 1.15%, 06/10/2025	500,000	502,856
Truist Bank 2.25%, 03/11/2030	150,000	152,246
Truist Financial Corp.
Fixed until 03/02/2026, 1.27% (B), 03/02/2027	300,000	299,800
1.95%, 06/05/2030	200,000	200,096
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	250,000	259,746
Fixed until 06/02/2027, 2.39% (B), 06/02/2028	200,000	207,529
Fixed until 03/15/2026 (C), 3.90% (B)	250,000	258,825

		5,986,035

Beverages - 0.1%
Keurig Dr. Pepper, Inc. 3.80%, 05/01/2050	200,000	225,554

Biotechnology - 0.1%
AbbVie, Inc. 3.75%, 11/14/2023	225,000	241,311

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Building Products - 0.1%
Carrier Global Corp. 3.58%, 04/05/2050	$ 100,000	$ 106,130

Capital Markets - 1.7%
Cboe Global Markets, Inc. 3.65%, 01/12/2027	235,000	261,518
Charles Schwab Corp. Fixed until 12/01/2030 (C), 4.00% (B)	550,000	562,650
Goldman Sachs BDC, Inc. 2.88%, 01/15/2026	200,000	207,072
Goldman Sachs Group, Inc. Fixed until 09/29/2024, 3.27% (B), 09/29/2025	500,000	534,954
KKR Group Finance Co. VIII LLC 3.50%, 08/25/2050 (A)	250,000	261,784
Morgan Stanley
Fixed until 05/04/2026, 1.59% (B), 05/04/2027	250,000	251,666
Fixed until 04/28/2031, 1.93% (B), 04/28/2032	250,000	243,299
Fixed until 04/28/2025, 2.19% (B), 04/28/2026	125,000	129,834
3.88%, 01/27/2026	250,000	279,518
NASDAQ, Inc. 1.65%, 01/15/2031	750,000	709,331
State Street Corp. Fixed until 11/01/2029, 3.03% (B), 11/01/2034	125,000	133,228

		3,574,854

Chemicals - 0.6%
DuPont de Nemours, Inc. 4.73%, 11/15/2028	175,000	208,817
E.I. du Pont de Nemours & Co. 1.70%, 07/15/2025	100,000	102,611
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (A)	250,000	249,431
3.47%, 12/01/2050 (A)	500,000	520,149
LYB International Finance III LLC 3.63%, 04/01/2051 (D)	200,000	211,300

		1,292,308

Construction & Engineering - 0.2%
Quanta Services, Inc. 2.90%, 10/01/2030	450,000	467,070

Construction Materials - 0.5%
Martin Marietta Materials, Inc. 3.20%, 07/15/2051 (E)	500,000	500,724
Vulcan Materials Co. 3.50%, 06/01/2030	425,000	468,955

		969,679

Consumer Finance - 0.4%
Capital One Financial Corp. 3.30%, 10/30/2024	500,000	538,560
John Deere Capital Corp. 1.75%, 03/09/2027	200,000	204,778
Synchrony Financial 3.70%, 08/04/2026	100,000	109,073

		852,411

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.5%
WRKCo, Inc.
3.00%, 06/15/2033	$ 300,000	$ 314,468
3.75%, 03/15/2025	300,000	327,402
3.90%, 06/01/2028	325,000	367,240

		1,009,110

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	350,000	345,830
4.63%, 10/15/2027	250,000	280,177
Berkshire Hathaway, Inc. 3.13%, 03/15/2026	100,000	109,363
USAA Capital Corp. 2.13%, 05/01/2030 (A)	150,000	151,776

		887,146

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
2.25%, 02/01/2032	400,000	393,080
4.75%, 05/15/2046	75,000	91,151
Verizon Communications, Inc.
3.70%, 03/22/2061	250,000	268,014
3.88%, 02/08/2029	250,000	284,352
4.33%, 09/21/2028	478,000	555,669
4.40%, 11/01/2034	300,000	357,850

		1,950,116

Electric Utilities - 0.7%
Berkshire Hathaway Energy Co. 1.65%, 05/15/2031	200,000	192,191
Duke Energy Corp. 3.75%, 09/01/2046	250,000	267,210
Interstate Power & Light Co. 3.50%, 09/30/2049	225,000	242,840
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	400,000	403,592
Wisconsin Electric Power Co. 1.70%, 06/15/2028	250,000	250,993

		1,356,826

Electronic Equipment, Instruments & Components - 0.1%
Vontier Corp. 1.80%, 04/01/2026 (A)	200,000	198,648

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	292,000	326,317
4.00%, 12/21/2025 (A)	20,000	22,190

		348,507

Entertainment - 0.1%
Walt Disney Co. 3.80%, 03/22/2030	150,000	171,475

Equity Real Estate Investment Trusts - 0.6%
Brixmor Operating Partnership, LP 3.65%, 06/15/2024	250,000	269,373
Healthpeak Properties, Inc. 3.25%, 07/15/2026	350,000	379,880
Host Hotels & Resorts, LP 3.50%, 09/15/2030	250,000	262,615

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc. 3.38%, 02/01/2031	$ 225,000	$ 231,388

		1,143,256

Food & Staples Retailing - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	325,000	311,044
2.50%, 02/10/2041 (A)	250,000	232,991
Sysco Corp. 5.95%, 04/01/2030	100,000	128,376
Walgreens Boots Alliance, Inc. 3.45%, 06/01/2026	88,000	95,860

		768,271

Food Products - 0.4%
General Mills, Inc. 2.88%, 04/15/2030 (D)	75,000	79,530
Hormel Foods Corp. 1.80%, 06/11/2030	150,000	149,084
Mars, Inc.
2.38%, 07/16/2040 (A)	350,000	337,230
3.95%, 04/01/2049 (A)	300,000	359,928

		925,772

Health Care Providers & Services - 1.2%
Anthem, Inc. 2.38%, 01/15/2025	400,000	418,981
Cigna Corp.
4.38%, 10/15/2028	50,000	58,200
4.90%, 12/15/2048	100,000	128,877
CVS Health Corp.
2.63%, 08/15/2024	400,000	422,139
5.13%, 07/20/2045	250,000	325,503
Health Care Service Corp. 2.20%, 06/01/2030 (A)	350,000	351,435
UnitedHealth Group, Inc.
2.30%, 05/15/2031	300,000	307,382
3.70%, 08/15/2049	500,000	572,862

		2,585,379

Hotels, Restaurants & Leisure - 0.6%
Expedia Group, Inc. 3.25%, 02/15/2030	600,000	627,349
McDonald’s Corp.
2.13%, 03/01/2030	200,000	202,401
4.20%, 04/01/2050	75,000	90,440
4.88%, 12/09/2045	250,000	322,258

		1,242,448

Household Products - 0.1%
Kimberly-Clark Corp. 3.10%, 03/26/2030	200,000	220,938

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc. 3.50%, 12/01/2024	200,000	215,853
General Electric Co. 3.45%, 05/01/2027	125,000	137,506

		353,359

Insurance - 1.7%
Aflac, Inc.
3.63%, 11/15/2024	300,000	329,048
4.75%, 01/15/2049	250,000	330,004

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
American International Group, Inc. 4.75%, 04/01/2048	$ 300,000	$ 381,537
Athene Global Funding 1.45%, 01/08/2026 (A) (D)	500,000	500,549
Belrose Funding Trust 2.33%, 08/15/2030 (A) (D)	250,000	245,262
Empower Finance, LP 3.08%, 09/17/2051 (A)	350,000	354,482
Five Corners Funding Trust II 2.85%, 05/15/2030 (A)	250,000	263,566
Liberty Mutual Group, Inc. 3.95%, 05/15/2060 (A)	100,000	109,973
MetLife, Inc. Fixed until 09/15/2025 (C), 3.85% (B) (D)	300,000	314,568
Old Republic International Corp. 3.85%, 06/11/2051	250,000	265,696
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (B), 10/01/2050	250,000	260,625
Teachers Insurance & Annuity Association of America 3.30%, 05/15/2050 (A)	200,000	206,472

		3,561,782

Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. 1.65%, 05/12/2028	500,000	504,497
eBay, Inc. 1.90%, 03/11/2025	150,000	155,076

		659,573

IT Services - 0.5%
Broadridge Financial Solutions, Inc. 2.90%, 12/01/2029	450,000	476,279
Fiserv, Inc. 3.50%, 07/01/2029	400,000	440,543
Western Union Co. 2.85%, 01/10/2025	150,000	158,631

		1,075,453

Machinery - 0.3%
Otis Worldwide Corp. 2.57%, 02/15/2030	175,000	181,423
Xylem, Inc. 2.25%, 01/30/2031 (D)	350,000	352,733

		534,156

Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85%, 04/01/2061	200,000	196,472
Comcast Corp.
3.40%, 04/01/2030	50,000	55,222
4.15%, 10/15/2028	350,000	405,779
Discovery Communications LLC 5.00%, 09/20/2037	250,000	303,582

		961,055

Oil, Gas & Consumable Fuels - 2.5%
BP Capital Markets America, Inc. 3.12%, 05/04/2026	200,000	217,082

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co. 4.15%, 11/15/2034	$ 129,000	$ 150,475
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	250,000	263,545
Energy Transfer, LP 5.25%, 04/15/2029	100,000	118,218
Enterprise Products Operating LLC 3.75%, 02/15/2025	400,000	436,442
Exxon Mobil Corp. 4.11%, 03/01/2046	225,000	265,586
Kinder Morgan, Inc. 5.55%, 06/01/2045	350,000	453,402
Marathon Petroleum Corp.
3.80%, 04/01/2028	300,000	334,372
4.70%, 05/01/2025	200,000	225,631
MPLX, LP
2.65%, 08/15/2030	400,000	404,147
4.80%, 02/15/2029	150,000	176,151
Phillips 66
2.15%, 12/15/2030	500,000	492,097
4.65%, 11/15/2034	400,000	480,767
Pioneer Natural Resources Co. 2.15%, 01/15/2031	225,000	220,601
Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	175,000	201,758
Valero Energy Corp. 6.63%, 06/15/2037	250,000	342,963
Valero Energy Partners, LP 4.50%, 03/15/2028	400,000	455,375

		5,238,612

Personal Products - 0.0% (F)
Estee Lauder Cos., Inc. 2.60%, 04/15/2030	75,000	79,255

Pharmaceuticals - 0.9%
Royalty Pharma PLC
2.20%, 09/02/2030 (A)	400,000	392,623
3.55%, 09/02/2050 (A) (D)	400,000	398,173
Viatris, Inc. 2.70%, 06/22/2030 (A)	350,000	354,284
Zoetis, Inc. 3.00%, 09/12/2027 - 05/15/2050	700,000	745,395

		1,890,475

Road & Rail - 0.4%
Avolon Holdings Funding Ltd. 2.13%, 02/21/2026 (A)	350,000	348,738
Norfolk Southern Corp. 3.25%, 12/01/2021	400,000	401,968

		750,706

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc. 4.15%, 11/15/2030	175,000	196,451
Intel Corp. 3.73%, 12/08/2047	400,000	455,685
Lam Research Corp. 1.90%, 06/15/2030	150,000	150,819
Micron Technology, Inc. 2.50%, 04/24/2023	200,000	206,702

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP BV / NXP Funding LLC / NXP USA, Inc. 3.15%, 05/01/2027 (A)	$ 75,000	$ 80,270

		1,089,927

Software - 0.7%
Citrix Systems, Inc. 4.50%, 12/01/2027	70,000	79,385
Intuit, Inc. 1.65%, 07/15/2030	250,000	245,623
Oracle Corp.
3.95%, 03/25/2051	500,000	547,300
4.00%, 07/15/2046	325,000	353,472
salesforce.com, Inc. 2.90%, 07/15/2051 (E)	250,000	252,042

		1,477,822

Specialty Retail - 0.6%
Advance Auto Parts, Inc. 1.75%, 10/01/2027	250,000	247,629
Home Depot, Inc. 3.35%, 04/15/2050	125,000	138,591
Lowe’s Cos., Inc. 3.00%, 10/15/2050	450,000	444,043
Tractor Supply Co. 1.75%, 11/01/2030	500,000	476,921

		1,307,184

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp. 8.35%, 07/15/2046	75,000	122,690
HP, Inc. 2.65%, 06/17/2031 (A)	500,000	501,141

		623,831

Textiles, Apparel & Luxury Goods - 0.0% (F)
NIKE, Inc. 2.85%, 03/27/2030	75,000	81,578

Trading Companies & Distributors - 0.4%
Air Lease Corp.
1.88%, 08/15/2026	250,000	250,308
2.88%, 01/15/2026	500,000	525,651

		775,959

Total Corporate Debt Securities (Cost $46,164,085)		49,310,582

MORTGAGE-BACKED SECURITIES - 1.7%
Bunker Hill Loan Depositary Trust Series 2020-1, Class A1, 1.72% (B), 02/25/2055 (A)	326,558	330,334
JPMorgan Mortgage Trust
Series 2021-1, Class A3,
2.50% (B), 06/25/2051 (A)	693,707	706,931
Series 2021-3, Class A3,
2.50% (B), 07/01/2051 (A)	239,176	243,442
Series 2021-6, Class A4,
2.50% (B), 10/25/2051 (A)	731,168	748,696
JPMorgan Wealth Management Series 2020-ATR1, Class A3, 3.00% (B), 02/25/2050 (A)	209,647	214,405
PSMC Trust Series 2021-1, Class A11, 2.50% (B), 03/25/2051 (A)	486,318	498,608

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust Series 2013-7, Class A2, 3.00% (B), 06/25/2043	$ 335,710	$ 339,694
Towd Point HE Trust Series 2021-HE1, Class A1, 0.92% (B), 02/25/2063 (A)	403,031	402,917

Total Mortgage-Backed Securities (Cost $3,510,624)		3,485,027

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
Massachusetts - 0.0% (F)
University of Massachusetts Building Authority, Revenue Bonds, 6.57%, 05/01/2039	35,000	35,140

New York - 0.2%
Metropolitan Transportation Authority, Revenue Bonds, 6.55%, 11/15/2031	340,000	445,506

Oregon - 0.1%
Hillsboro School District No. 1, General Obligation Limited, 4.36%, 06/30/2034	200,000	220,043

Total Municipal Government Obligations (Cost $667,213)		700,689

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.8%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2041	735,274	751,620
2.50%, 02/01/2032 - 04/01/2048	1,137,688	1,183,914
3.00%, 09/01/2042 - 10/01/2046	1,681,501	1,779,516
3.50%, 11/01/2040 - 12/01/2047	993,216	1,064,199
4.00%, 04/01/2033 - 03/01/2047	362,856	389,732
4.50%, 02/01/2025 - 05/01/2048	490,308	540,291
5.50%, 01/01/2037	33,994	39,421
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.65%, 08/25/2026	500,000	537,693
2.98%, 11/25/2025	322,658	344,989
3.12%, 06/25/2027	750,000	828,268
Federal Home Loan Mortgage Corp. REMIC 5.00%, 07/15/2036	121,927	137,948
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust REMIC SOFRA + 0.75%, 0.77% (B), 10/25/2033 (A)	500,000	500,800
Federal National Mortgage Association
2.49% (B), 03/25/2023	233,840	239,592
2.50%, 06/01/2031 - 12/01/2047	2,150,167	2,243,144
3.00%, 12/01/2028 - 03/01/2043	1,862,516	1,969,154
3.06% (B), 09/25/2027	594,432	636,356
3.10% (B), 07/25/2024	310,764	330,826
3.20% (B), 11/25/2027	500,000	536,181
3.50%, 12/01/2031 - 08/01/2049	1,276,900	1,364,584
4.00%, 02/01/2035 - 12/01/2046	875,278	953,455
4.50%, 03/01/2039 - 07/01/2041	65,752	73,353
Federal National Mortgage Association REMIC
1.38%, 09/25/2027	659,496	668,743
3.50%, 04/25/2031	214,817	231,716

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FREMF Mortgage Trust
3.65% (B), 10/25/2046 (A)	$ 500,000	$ 526,330
3.67% (B), 11/25/2047 (A)	400,000	412,677
Government National Mortgage Association
3.50%, 12/15/2042	55,293	59,397
4.00%, 12/15/2039	6,589	7,264
4.50%, 08/15/2040	3,591	4,032

Total U.S. Government Agency Obligations (Cost $17,874,578)		18,355,195

U.S. GOVERNMENT OBLIGATIONS - 17.4%
U.S. Treasury - 17.4%
U.S. Treasury Bond
2.00%, 02/15/2050	500,000	491,504
2.50%, 02/15/2045	1,000,000	1,082,695
2.75%, 08/15/2042 (D)	750,000	845,654
2.75%, 11/15/2042	800,000	901,438
3.00%, 05/15/2047	900,000	1,070,649
3.38%, 11/15/2048	250,000	319,346
3.75%, 08/15/2041	250,000	324,912
4.38%, 05/15/2041	500,000	702,813
U.S. Treasury Note
0.38%, 01/31/2026 - 09/30/2027	6,000,000	5,833,203
0.63%, 08/15/2030	1,000,000	932,383
1.50%, 08/15/2026	4,250,000	4,378,164
1.63%, 08/15/2022 (D)	1,000,000	1,017,031
2.00%, 02/15/2023 - 08/15/2025 (D)	8,500,000	8,818,222
2.13%, 03/31/2024	2,500,000	2,617,285
2.38%, 05/15/2027 (D)	3,000,000	3,231,211
2.63%, 02/15/2029	1,250,000	1,371,680
2.88%, 05/15/2028	2,000,000	2,223,203

Total U.S. Government Obligations (Cost $35,238,162)		36,161,393

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (G)	1,190,328	1,190,328

Total Other Investment Company (Cost $1,190,328)		1,190,328

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
Fixed Income Clearing Corp., 0.00% (G), dated 06/30/2021, to be repurchased at $6,446,256 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 12/15/2023, and with a value of $6,575,201.	$6,446,256	6,446,256

Total Repurchase Agreement (Cost $6,446,256)		6,446,256

Total Investments (Cost $183,222,804)		209,385,482
Net Other Assets (Liabilities) - (0.7)%		(1,552,262)

Net Assets - 100.0%		$207,833,220

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$87,705,410	$—	$—	$87,705,410
Asset-Backed Securities	—	6,030,602	—	6,030,602
Corporate Debt Securities	—	49,310,582	—	49,310,582
Mortgage-Backed Securities	—	3,485,027	—	3,485,027
Municipal Government Obligations	—	700,689	—	700,689
U.S. Government Agency Obligations	—	18,355,195	—	18,355,195
U.S. Government Obligations	—	36,161,393	—	36,161,393
Other Investment Company	1,190,328	—	—	1,190,328
Repurchase Agreement	—	6,446,256	—	6,446,256

Total Investments	$88,895,738	$120,489,744	$—	$209,385,482

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the total value of 144A securities is $16,615,877, representing 8.0% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,923,516, collateralized by cash collateral of $1,190,328 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $14,034,783. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rates disclosed reflect the yields at June 30, 2021.
(H)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

SOFRA	Secured Overnight Financing Rate Average

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021 (unaudited)

Assets:
Investments, at value (cost $176,776,548) (including securities loaned of $14,923,516)	$202,939,226
Repurchase agreement, at value (cost $6,446,256)	6,446,256
Receivables and other assets:
Investments sold	263,511
Net income from securities lending	1,048
Shares of beneficial interest sold	4,354
Dividends	73,914
Interest	579,132
Prepaid expenses	820

Total assets	210,308,261

Liabilities:
Cash collateral received upon return of:
Securities on loan	1,190,328
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	745,288
Shares of beneficial interest redeemed	35,584
Due to custodian	263,261
Investment management fees	138,548
Distribution and service fees	47,448
Transfer agent costs	418
Trustees, CCO and deferred compensation fees	2,860
Audit and tax fees	17,115
Custody fees	19,798
Legal fees	852
Printing and shareholder reports fees	6,714
Other accrued expenses	6,827

Total liabilities	2,475,041

Net assets	$207,833,220

Net assets consist of:
Capital stock ($0.01 par value)	$138,975
Additional paid-in capital	163,673,513
Total distributable earnings (accumulated losses)	44,020,732

Net assets	$207,833,220

Shares outstanding	13,897,457

Net asset value and offering price per share	$14.95

STATEMENT OF OPERATIONS

For the period ended June 30, 2021 (unaudited)

Investment Income:
Dividend income	$1,053,290
Interest income	1,276,089
Net income from securities lending	7,283

Total investment income	2,336,662

Expenses:
Investment management fees	760,322
Distribution and service fees	260,384
Transfer agent costs	1,420
Trustees, CCO and deferred compensation fees	5,138
Audit and tax fees	17,167
Custody fees	20,657
Legal fees	5,782
Printing and shareholder reports fees	4,668
Other	11,637

Total expenses	1,087,175

Net investment income (loss)	1,249,487

Net realized gain (loss) on:
Investments	11,459,078

Net change in unrealized appreciation (depreciation) on:
Investments	(3,922,782)

Net realized and change in unrealized gain (loss)	7,536,296

Net increase (decrease) in net assets resulting from operations	$8,785,783

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$1,249,487	$2,786,722
Net realized gain (loss)	11,459,078	2,565,645
Net change in unrealized appreciation (depreciation)	(3,922,782)	8,096,431

Net increase (decrease) in net assets resulting from operations	8,785,783	13,448,798

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(7,123,540)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(7,123,540)

Capital share transactions:
Proceeds from shares sold	4,868,182	38,817,579
Dividends and/or distributions reinvested	—	7,123,540
Cost of shares redeemed	(15,906,287)	(27,327,946)

Net increase (decrease) in net assets resulting from capital share transactions	(11,038,105)	18,613,173

Net increase (decrease) in net assets	(2,252,322)	24,938,431

Net assets:
Beginning of period/year	210,085,542	185,147,111

End of period/year	$207,833,220	$210,085,542

Capital share transactions - shares:
Shares issued	338,746	2,774,615
Shares reinvested	—	521,871
Shares redeemed	(1,089,472)	(2,026,952)

Net increase (decrease) in shares outstanding	(750,726)	1,269,534

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$14.34		$13.84	$12.54	$13.08	$12.43	$11.86

Investment operations:
Net investment income (loss) (A)	0.09		0.21	0.21	0.23	0.20	0.20	(B)
Net realized and unrealized gain (loss)	0.52		0.86	1.65	(0.32)	0.96	0.61

Total investment operations	0.61		1.07	1.86	(0.09)	1.16	0.81

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.21)	(0.19)	(0.21)	(0.16)
Net realized gains	—		(0.34)	(0.35)	(0.26)	(0.30)	(0.08)

Total dividends and/or distributions to shareholders	—		(0.57)	(0.56)	(0.45)	(0.51)	(0.24)

Net asset value, end of period/year	$14.95		$14.34	$13.84	$12.54	$13.08	$12.43

Total return	4.25	%(C)	7.95%	14.94%	(0.75)%	9.52%	6.84%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$207,833		$210,086	$185,147	$137,727	$131,510	$115,986
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(D)	1.04%	1.05%	1.03%	1.07%	1.09%
Including waiver and/or reimbursement and recapture	1.04	%(D)	1.04%	1.05%	1.03%	1.07%	1.08	%(B)
Net investment income (loss) to average net assets	1.20	%(D)	1.55%	1.58%	1.80%	1.56%	1.60	%(B)
Portfolio turnover rate	24	%(C)	40%	25%	33%	25%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2021, commissions recaptured are $4,222.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$1,190,328	$—	$—	$—	$1,190,328
Total Securities Lending Transactions	$1,190,328	$—	$—	$—	$1,190,328
Total Borrowings	$1,190,328	$—	$—	$—	$1,190,328

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK FACTORS (continued)

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer.

Fixed-income securities risk: Fixed-income securities are subject to risks including credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.73%
Over $500 million up to $1 billion	0.70
Over $1 billion	0.68

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2021
Service Class	1.09%	May 1, 2022
Prior to May 1, 2021
Service Class	1.10

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 31,449,221	$ 16,079,235	$ 39,259,817	$ 12,045,121

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 183,222,804	$ 27,025,353	$ (862,675)	$ 26,162,678

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

10. LEGAL PROCEEDINGS (continued)

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Madison Diversified Income VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3- and 5-year periods and below the median for the past 1-year period. The board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Balanced ETF VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,061.80	$1.64	$1,023.20	$1.61	0.32%
Service Class	1,000.00	1,061.10	2.91	1,022.00	2.86	0.57

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	42.9%
U.S. Equity Funds	39.1
International Equity Funds	17.4
Other Investment Company	2.5
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(2.5)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 17.4%
DeltaShares® S&P EM 100 & Managed Risk ETF (A)	479,000	$29,284,910
DeltaShares® S&P International Managed Risk ETF (A)	1,915,049	100,739,046
Vanguard FTSE Developed Markets ETF (B)	12,886,245	663,899,343
Vanguard FTSE Emerging Markets ETF (B)	3,629,851	197,137,208

		991,060,507

U.S. Equity Funds - 39.1%
DeltaShares® S&P 400 Managed Risk ETF (A)	920,383	54,108,948
DeltaShares® S&P 500 Managed Risk ETF (A)	2,901,403	209,591,550
DeltaShares® S&P 600 Managed Risk ETF (A)	411,845	23,736,851
iShares Core S&P Total US Stock Market ETF (B)	5,722,769	565,180,667
Schwab U.S. Broad Market ETF (B)	2,359,218	245,995,661
Vanguard Total Stock Market ETF (B)	5,044,048	1,123,914,775

		2,222,528,452

U.S. Fixed Income Funds - 42.9%
iShares Core U.S. Aggregate Bond ETF	12,039,423	1,388,506,655
Vanguard Total Bond Market ETF	12,181,710	1,046,287,072

		2,434,793,727

Total Exchange-Traded Funds (Cost $4,862,713,644)		5,648,382,686

	Shares	Value
OTHER INVESTMENT COMPANY - 2.5%
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (C)	142,998,530	$ 142,998,530

Total Other Investment Company (Cost $142,998,530)		142,998,530

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.00% (C), dated 06/30/2021, to be repurchased at $34,239,745 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $34,924,601.	$34,239,745	34,239,745

Total Repurchase Agreement (Cost $34,239,745)		34,239,745

Total Investments (Cost $5,039,951,919)		5,825,620,961
Net Other Assets (Liabilities) - (2.5)%		(143,730,181)

Net Assets - 100.0%		$5,681,890,780

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$5,648,382,686	$—	$—	$5,648,382,686
Other Investment Company	142,998,530	—	—	142,998,530
Repurchase Agreement	—	34,239,745	—	34,239,745

Total Investments	$5,791,381,216	$34,239,745	$—	$5,825,620,961

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2021	Shares as of June 30, 2021	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$48,686,144	$—	$—	$—	$5,422,804	$54,108,948	920,383	$141,307	$—
DeltaShares® S&P 500 Managed Risk ETF	202,418,944	—	(16,424,201)	3,406,963	20,189,844	209,591,550	2,901,403	1,024,926	—
DeltaShares® S&P 600 Managed Risk ETF	16,175,120	5,183,050	—	—	2,378,681	23,736,851	411,845	56,638	—
DeltaShares® S&P EM 100 & Managed Risk ETF	27,865,394	—	—	—	1,419,516	29,284,910	479,000	234,178	—
DeltaShares® S&P International Managed Risk ETF	101,084,148	—	(7,437,616)	(74,219)	7,166,733	100,739,046	1,915,049	1,402,575	—

Total	$396,229,750	$5,183,050	$(23,861,817)	$3,332,744	$36,577,578	$417,461,305	6,627,680	$2,859,624	$—

(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $237,633,663, collateralized by cash collateral of $142,998,530 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $99,648,405. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2021.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Balanced ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Affiliated investments, at value (cost $331,682,531)	$417,461,305
Unaffiliated investments, at value (cost $4,674,029,643) (including securities loaned of $237,633,663)	5,373,919,911
Repurchase agreement, at value (cost $34,239,745)	34,239,745
Receivables and other assets:
Investments sold	3,687,389
Net income from securities lending	54,852
Shares of beneficial interest sold	82,219
Prepaid expenses	21,109

Total assets	5,829,466,530

Liabilities:
Cash collateral received upon return of:
Securities on loan	142,998,530
Payables and other liabilities:
Shares of beneficial interest redeemed	1,292,741
Investment management fees	1,546,968
Distribution and service fees	1,284,127
Transfer agent costs	14,477
Trustees, CCO and deferred compensation fees	86,982
Audit and tax fees	37,814
Custody fees	46,466
Legal fees	47,853
Printing and shareholder reports fees	118,399
Other accrued expenses	101,393

Total liabilities	147,575,750

Net assets	$5,681,890,780

Net assets consist of:
Capital stock ($0.01 par value)	$4,145,506
Additional paid-in capital	4,504,514,960
Total distributable earnings (accumulated losses)	1,173,230,314

Net assets	$5,681,890,780

Net assets by class:
Initial Class	$3,801,484
Service Class	5,678,089,296

Shares outstanding:
Initial Class	273,202
Service Class	414,277,426

Net asset value and offering price per share:
Initial Class	$13.91
Service Class	13.71

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from affiliated investments	$2,859,624
Dividend income from unaffiliated investments	41,328,154
Net income from securities lending	405,985

Total investment income	44,593,763

Expenses:
Investment management fees	8,486,771
Distribution and service fees:
Service Class	7,042,902
Transfer agent costs	40,618
Trustees, CCO and deferred compensation fees	141,643
Audit and tax fees	41,397
Custody fees	27,157
Legal fees	177,129
Printing and shareholder reports fees	65,285
Other	119,625

Total expenses before waiver and/or reimbursement and recapture	16,142,527

Expenses waived and/or reimbursed:
Initial Class	(2)
Service Class	(2,478)

Net expenses	16,140,047

Net investment income (loss)	28,453,716

Net realized gain (loss) on:
Affiliated investments	3,332,744
Unaffiliated investments	51,336,071

Net realized gain (loss)	54,668,815

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	36,577,578
Unaffiliated investments	216,262,948

Net change in unrealized appreciation (depreciation)	252,840,526

Net realized and change in unrealized gain (loss)	307,509,341

Net increase (decrease) in net assets resulting from operations	$335,963,057

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Balanced ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$28,453,716	$63,826,896
Net realized gain (loss)	54,668,815	263,405,091
Net change in unrealized appreciation (depreciation)	252,840,526	(111,059,497)

Net increase (decrease) in net assets resulting from operations	335,963,057	216,172,490

Dividends and/or distributions to shareholders:
Initial Class	—	(126,447)
Service Class	—	(188,236,346)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(188,362,793)

Capital share transactions:
Proceeds from shares sold:
Initial Class	293,344	216,253
Service Class	8,715,656	5,772,186

	9,009,000	5,988,439

Dividends and/or distributions reinvested:
Initial Class	—	126,447
Service Class	—	188,236,346

	—	188,362,793

Cost of shares redeemed:
Initial Class	(298,588)	(679,682)
Service Class	(374,214,506)	(549,451,367)

	(374,513,094)	(550,131,049)

Net increase (decrease) in net assets resulting from capital share transactions	(365,504,094)	(355,779,817)

Net increase (decrease) in net assets	(29,541,037)	(327,970,120)

Net assets:
Beginning of period/year	5,711,431,817	6,039,401,937

End of period/year	$5,681,890,780	$5,711,431,817

Capital share transactions - shares:
Shares issued:
Initial Class	21,829	17,250
Service Class	658,743	471,182

	680,572	488,432

Shares reinvested:
Initial Class	—	10,173
Service Class	—	15,341,185

	—	15,351,358

Shares redeemed:
Initial Class	(22,115)	(54,617)
Service Class	(28,182,817)	(44,521,924)

	(28,204,932)	(44,576,541)

Net increase (decrease) in shares outstanding:
Initial Class	(286)	(27,194)
Service Class	(27,524,074)	(28,709,557)

	(27,524,360)	(28,736,751)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Balanced ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$13.10		$13.00		$11.78		$12.55		$11.25	$11.11

Investment operations:
Net investment income (loss) (A)	0.08		0.17		0.29		0.26		0.23	0.23	(B)
Net realized and unrealized gain (loss)	0.73		0.39		1.54		(0.79)		1.30	0.21

Total investment operations	0.81		0.56		1.83		(0.53)		1.53	0.44

Dividends and/or distributions to shareholders:
Net investment income	—		(0.30)		(0.28)		(0.24)		(0.23)	(0.21)
Net realized gains	—		(0.16)		(0.33)		—		—	(0.09)

Total dividends and/or distributions to shareholders	—		(0.46)		(0.61)		(0.24)		(0.23)	(0.30)

Net asset value, end of period/year	$13.91		$13.10		$13.00		$11.78		$12.55	$11.25

Total return	6.18	%(C)	4.48%		15.92%		(4.33)%		13.72%	3.94%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,802		$3,583		$3,910		$2,424		$3,235	$2,571
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.32	%(E)	0.32%		0.32%		0.32%		0.32%	0.32%
Including waiver and/or reimbursement and recapture	0.32	%(E)(F)	0.32	%(F)	0.32	%(F)	0.32	%(F)	0.32%	0.32	%(B)
Net investment income (loss) to average net assets	1.26	%(E)	1.38%		2.31%		2.06%		1.94%	2.04	%(B)
Portfolio turnover rate	13	%(C)	91%		22%		30%		25%	65%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$12.92		$12.83		$11.63		$12.39		$11.11	$10.97

Investment operations:
Net investment income (loss) (A)	0.07		0.14		0.24		0.23		0.20	0.19	(B)
Net realized and unrealized gain (loss)	0.72		0.37		1.54		(0.78)		1.28	0.22

Total investment operations	0.79		0.51		1.78		(0.55)		1.48	0.41

Dividends and/or distributions to shareholders:
Net investment income	—		(0.26)		(0.25)		(0.21)		(0.20)	(0.18)
Net realized gains	—		(0.16)		(0.33)		—		—	(0.09)

Total dividends and/or distributions to shareholders	—		(0.42)		(0.58)		(0.21)		(0.20)	(0.27)

Net asset value, end of period/year	$13.71		$12.92		$12.83		$11.63		$12.39	$11.11

Total return	6.11	%(C)	4.19%		15.65%		(4.55)%		13.44%	3.75%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,678,089		$5,707,849		$6,035,492		$5,729,890		$6,530,639	$6,121,782
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.57	%(E)	0.57%		0.57%		0.57%		0.57%	0.57%
Including waiver and/or reimbursement and recapture	0.57	%(E)(F)	0.57	%(F)	0.57	%(F)	0.57	%(F)	0.57%	0.57	%(B)
Net investment income (loss) to average net assets	1.01	%(E)	1.14%		1.97%		1.85%		1.67%	1.76	%(B)
Portfolio turnover rate	13	%(C)	91%		22%		30%		25%	65%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Managed Risk—Balanced ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$142,998,530	$—	$—	$—	$142,998,530
Total Borrowings	$142,998,530	$—	$—	$—	$142,998,530

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK FACTORS (continued)

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs at the Portfolio and/or underlying ETF level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $50 million (A)	0.34%
Over $50 million up to $250 million	0.32
Over $250 million	0.30

(A)	TAM has agreed to voluntarily waive 0.01% of its management fee on the first $50 million in assets.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2022
Service Class	0.62	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 742,273,760	$ 1,076,683,593

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 5,039,951,919	$ 785,669,042	$ —	$ 785,669,042

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

10. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Balanced ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Managed Risk – Balanced ETF VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Balanced ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Balanced ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Conservative ETF VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,015.50	$1.65	$1,023.20	$1.66	0.33%
Service Class	1,000.00	1,014.10	2.95	1,021.90	2.96	0.59

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	74.2%
U.S. Equity Funds	18.3
International Equity Funds	6.9
Other Investment Company	4.3
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(4.3)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 6.9%
DeltaShares® S&P EM 100 & Managed Risk ETF (A)	37,000	$2,262,091
DeltaShares® S&P International Managed Risk ETF (A)	167,067	8,788,376
Vanguard FTSE Developed Markets ETF (B)	557,961	28,746,151
Vanguard FTSE Emerging Markets ETF (B)	133,633	7,257,608

		47,054,226

U.S. Equity Funds - 18.3%
DeltaShares® S&P 400 Managed Risk ETF (A)	84,966	4,995,117
DeltaShares® S&P 500 Managed Risk ETF (A)	284,945	20,583,857
DeltaShares® S&P 600 Managed Risk ETF (A)	29,007	1,671,830
iShares Core S&P Total US Stock Market ETF	294,494	29,084,228
Schwab U.S. Broad Market ETF (B)	143,486	14,961,285
Vanguard Total Stock Market ETF (B)	236,000	52,585,520

		123,881,837

U.S. Fixed Income Funds - 74.2%
iShares Core U.S. Aggregate Bond ETF	1,511,204	174,287,157
Schwab U.S. Aggregate Bond ETF (B)	3,381,305	184,619,253
Vanguard Total Bond Market ETF	1,677,448	144,076,009

		502,982,419

Total Exchange-Traded Funds (Cost $610,953,910)		673,918,482

	Shares	Value
OTHER INVESTMENT COMPANY - 4.3%
Securities Lending Collateral - 4.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (C)	29,142,316	$ 29,142,316

Total Other Investment Company (Cost $29,142,316)		29,142,316

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.00% (C), dated 06/30/2021, to be repurchased at $4,150,798 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $4,233,823.	$4,150,798	4,150,798

Total Repurchase Agreement (Cost $4,150,798)		4,150,798

Total Investments (Cost $644,247,024)		707,211,596
Net Other Assets (Liabilities) - (4.3)%		(29,142,943)

Net Assets - 100.0%		$678,068,653

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$673,918,482	$—	$—	$673,918,482
Other Investment Company	29,142,316	—	—	29,142,316
Repurchase Agreement	—	4,150,798	—	4,150,798

Total Investments	$703,060,798	$4,150,798	$—	$707,211,596

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2021	Shares as of June 30, 2021	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$4,494,506	$—	$—	$—	$500,611	$4,995,117	84,966	$13,045	$—
DeltaShares® S&P 500 Managed Risk ETF	18,244,515	—	—	—	2,339,342	20,583,857	284,945	100,657	—
DeltaShares® S&P 600 Managed Risk ETF	1,504,567	—	—	—	167,263	1,671,830	29,007	3,989	—
DeltaShares® S&P EM 100 & Managed Risk ETF	2,152,442	—	—	—	109,649	2,262,091	37,000	18,089	—
DeltaShares® S&P International Managed Risk ETF	8,177,930	—	—	—	610,446	8,788,376	167,067	122,360	—

Total	$34,573,960	$—	$—	$—	$3,727,311	$38,301,271	602,985	$258,140	$—

(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $30,048,099, collateralized by cash collateral of $29,142,316 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,561,157. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2021.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Conservative ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Affiliated investments, at value (cost $30,117,645)	$38,301,271
Unaffiliated investments, at value (cost $609,978,581) (including securities loaned of $30,048,099)	664,759,527
Repurchase agreement, at value (cost $4,150,798)	4,150,798
Receivables and other assets:
Investments sold	321,563
Net income from securities lending	3,780
Shares of beneficial interest sold	93,036
Prepaid expenses	2,588

Total assets	707,632,563

Liabilities:
Cash collateral received upon return of:
Securities on loan	29,142,316
Payables and other liabilities:
Shares of beneficial interest redeemed	1,477
Investment management fees	188,868
Distribution and service fees	153,242
Transfer agent costs	1,887
Trustees, CCO and deferred compensation fees	10,569
Audit and tax fees	11,289
Custody fees	7,046
Legal fees	6,802
Printing and shareholder reports fees	23,805
Other accrued expenses	16,609

Total liabilities	29,563,910

Net assets	$678,068,653

Net assets consist of:
Capital stock ($0.01 par value)	$522,639
Additional paid-in capital	590,427,796
Total distributable earnings (accumulated losses)	87,118,218

Net assets	$678,068,653

Net assets by class:
Initial Class	$19,488
Service Class	678,049,165

Shares outstanding:
Initial Class	1,486
Service Class	52,262,453

Net asset value and offering price per share:
Initial Class	$13.12	(A)
Service Class	12.97

(A)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from affiliated investments	$258,140
Dividend income from unaffiliated investments	5,341,725
Net income from securities lending	51,571

Total investment income	5,651,436

Expenses:
Investment management fees	1,048,914
Distribution and service fees:
Service Class	849,277
Transfer agent costs	5,023
Trustees, CCO and deferred compensation fees	16,880
Audit and tax fees	11,723
Custody fees	4,573
Legal fees	22,318
Printing and shareholder reports fees	13,010
Other	20,029

Total expenses before waiver and/or reimbursement and recapture	1,991,747

Expenses waived and/or reimbursed:
Initial Class	(1)
Service Class	(2,480)
Recapture of previously waived and/or reimbursed fees:
Initial Class	1

Net expenses	1,989,267

Net investment income (loss)	3,662,169

Net realized gain (loss) on:
Unaffiliated investments	3,424,231

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	3,727,311
Unaffiliated investments	(1,536,652)

Net change in unrealized appreciation (depreciation)	2,190,659

Net realized and change in unrealized gain (loss)	5,614,890

Net increase (decrease) in net assets resulting from operations	$9,277,059

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Conservative ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$3,662,169	$10,544,111
Net realized gain (loss)	3,424,231	8,249,476
Net change in unrealized appreciation (depreciation)	2,190,659	13,636,832

Net increase (decrease) in net assets resulting from operations	9,277,059	32,430,419

Dividends and/or distributions to shareholders:
Initial Class	—	(497)
Service Class	—	(17,979,669)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(17,980,166)

Capital share transactions:
Proceeds from shares sold:
Initial Class	612	1,222
Service Class	6,482,374	14,186,934

	6,482,986	14,188,156

Dividends and/or distributions reinvested:
Initial Class	—	497
Service Class	—	17,979,669

	—	17,980,166

Cost of shares redeemed:
Initial Class	(115)	(274)
Service Class	(41,714,761)	(90,688,332)

	(41,714,876)	(90,688,606)

Net increase (decrease) in net assets resulting from capital share transactions	(35,231,890)	(58,520,284)

Net increase (decrease) in net assets	(25,954,831)	(44,070,031)

Net assets:
Beginning of period/year	704,023,484	748,093,515

End of period/year	$678,068,653	$704,023,484

Capital share transactions - shares:
Shares issued:
Initial Class	48	97
Service Class	507,454	1,135,657

	507,502	1,135,754

Shares reinvested:
Initial Class	—	40
Service Class	—	1,444,150

	—	1,444,190

Shares redeemed:
Initial Class	(9)	(22)
Service Class	(3,266,858)	(7,357,106)

	(3,266,867)	(7,357,128)

Net increase (decrease) in shares outstanding:
Initial Class	39	115
Service Class	(2,759,404)	(4,777,299)

	(2,759,365)	(4,777,184)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Conservative ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$12.92		$12.63	$12.10	$12.86	$11.80	$11.61

Investment operations:
Net investment income (loss) (A)	0.09		0.22	0.29	0.27	0.25	0.24	(B)
Net realized and unrealized gain (loss)	0.11		0.43	1.18	(0.68)	1.07	0.28

Total investment operations	0.20		0.65	1.47	(0.41)	1.32	0.52

Dividends and/or distributions to shareholders:
Net investment income	—		(0.32)	(0.30)	(0.26)	(0.26)	(0.22)
Net realized gains	—		(0.04)	(0.64)	(0.09)	—	(0.11)

Total dividends and/or distributions to shareholders	—		(0.36)	(0.94)	(0.35)	(0.26)	(0.33)

Net asset value, end of period/year	$13.12		$12.92	$12.63	$12.10	$12.86	$11.80

Total return	1.55	%(C)	5.23%	12.38%	(3.31)%	11.30%	4.36%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$19		$18	$17	$14	$14	$12
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.33	%(E)	0.33%	0.33%	0.33%	0.33%	0.32%
Including waiver and/or reimbursement and recapture	0.33	%(E)	0.33%	0.33%	0.33%	0.33%	0.32	%(B)
Net investment income (loss) to average net assets	1.34	%(E)	1.75%	2.33%	2.15%	1.97%	2.06	%(B)
Portfolio turnover rate	0	%(C)(F)	80%	2%	48%	28%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Rounds to less than 1%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$12.80		$12.51		$11.98		$12.74		$11.69	$11.51

Investment operations:
Net investment income (loss) (A)	0.07		0.19		0.26		0.24		0.21	0.21	(B)
Net realized and unrealized gain (loss)	0.10		0.42		1.18		(0.68)		1.07	0.27

Total investment operations	0.17		0.61		1.44		(0.44)		1.28	0.48

Dividends and/or distributions to shareholders:
Net investment income	—		(0.28)		(0.27)		(0.23)		(0.23)	(0.19)
Net realized gains	—		(0.04)		(0.64)		(0.09)		—	(0.11)

Total dividends and/or distributions to shareholders	—		(0.32)		(0.91)		(0.32)		(0.23)	(0.30)

Net asset value, end of period/year	$12.97		$12.80		$12.51		$11.98		$12.74	$11.69

Total return	1.33	%(C)	4.91%		12.19%		(3.60)%		11.03%	4.08%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$678,050		$704,005		$748,077		$755,778		$866,415	$870,368
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.59	%(E)	0.58%		0.58%		0.58%		0.58%	0.57%
Including waiver and/or reimbursement and recapture	0.59	%(E)(F)	0.58	%(F)	0.58	%(F)	0.58	%(F)	0.58%	0.57	%(B)
Net investment income (loss) to average net assets	1.08	%(E)	1.49%		2.06%		1.88%		1.70%	1.80	%(B)
Portfolio turnover rate	0	%(C)(G)	80%		2%		48%		28%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
(G)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Managed Risk—Conservative ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$29,142,316	$—	$—	$—	$29,142,316
Total Borrowings	$29,142,316	$—	$—	$—	$29,142,316

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK FACTORS (continued)

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs at the Portfolio and/or underlying ETF level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $50 million (A)	0.34%
Over $50 million up to $250 million	0.32
Over $250 million	0.30

(A)	TAM has agreed to voluntarily waive 0.01% of its management fee on the first $50 million in assets.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2022
Service Class	0.62	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/ or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 2,919,185	$ 34,409,537

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 644,247,024	$ 62,964,572	$ —	$ 62,964,572

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

10. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Conservative ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Managed Risk – Conservative ETF VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Conservative ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Conservative ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Growth ETF VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,091.20	$1.66	$1,023.20	$1.61	0.32%
Service Class	1,000.00	1,090.10	2.95	1,022.00	2.86	0.57

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	55.8%
International Equity Funds	24.1
U.S. Fixed Income Funds	19.5
Other Investment Company	6.0
Repurchase Agreement	0.5
Net Other Assets (Liabilities)	(5.9)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 24.1%
DeltaShares® S&P EM 100 & Managed Risk ETF (A)	334,000	$20,419,958
DeltaShares® S&P International Managed Risk ETF (A)	1,246,681	65,580,283
Vanguard FTSE Developed Markets ETF (B)	8,225,840	423,795,277
Vanguard FTSE Emerging Markets ETF (B)	2,249,745	122,183,651

		631,979,169

U.S. Equity Funds - 55.8%
DeltaShares® S&P 400 Managed Risk ETF (A)	614,838	36,146,080
DeltaShares® S&P 500 Managed Risk ETF (A)	2,005,608	144,881,111
DeltaShares® S&P 600 Managed Risk ETF (A)	261,763	15,086,815
iShares Core S&P Total US Stock Market ETF (B)	3,391,619	334,956,292
Schwab U.S. Broad Market ETF (B)	1,133,434	118,183,163
Vanguard Total Stock Market ETF (B)	3,658,380	815,160,232

		1,464,413,693

U.S. Fixed Income Funds - 19.5%
iShares Core U.S. Aggregate Bond ETF	2,402,203	277,046,072
Vanguard Total Bond Market ETF	2,751,689	236,342,568

		513,388,640

Total Exchange-Traded Funds (Cost $2,308,432,647)		2,609,781,502

	Shares	Value
OTHER INVESTMENT COMPANY - 6.0%
Securities Lending Collateral - 6.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (C)	157,561,427	$ 157,561,427

Total Other Investment Company (Cost $157,561,427)		157,561,427

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 0.00% (C), dated 06/30/2021, to be repurchased at $14,114,734 on 07/01/2021. Collateralized by a U.S. Government Obligation, 1.38%, due 09/30/2023, and with a value of $14,397,036.	$14,114,734	14,114,734

Total Repurchase Agreement (Cost $14,114,734)		14,114,734

Total Investments (Cost $2,480,108,808)		2,781,457,663
Net Other Assets (Liabilities) - (5.9)%		(156,091,635)

Net Assets - 100.0%		$2,625,366,028

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$2,609,781,502	$—	$—	$2,609,781,502
Other Investment Company	157,561,427	—	—	157,561,427
Repurchase Agreement	—	14,114,734	—	14,114,734

Total Investments	$2,767,342,929	$14,114,734	$—	$2,781,457,663

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2021	Shares as of June 30, 2021	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$34,639,424	$—	$(2,249,301)	$278,441	$3,477,516	$36,146,080	614,838	$94,397	$—
DeltaShares® S&P 500 Managed Risk ETF	131,616,880	—	(3,271,043)	767,728	15,767,546	144,881,111	2,005,608	708,485	—
DeltaShares® S&P 600 Managed Risk ETF	14,614,793	—	(1,120,194)	144,092	1,448,124	15,086,815	261,763	35,999	—
DeltaShares® S&P EM 100 & Managed Risk ETF	19,430,149	—	—	—	989,809	20,419,958	334,000	163,289	—
DeltaShares® S&P International Managed Risk ETF	63,472,535	—	(2,490,472)	(13,473)	4,611,693	65,580,283	1,246,681	913,064	—

Total	$263,773,781	$—	$(9,131,010)	$1,176,788	$26,294,688	$282,114,247	4,462,890	$1,915,234	$—

(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $303,438,656, collateralized by cash collateral of $157,561,427 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $152,362,131. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2021.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Growth ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Affiliated investments, at value (cost $223,442,998)	$282,114,247
Unaffiliated investments, at value (cost $2,242,551,076) (including securities loaned of $303,438,656)	2,485,228,682
Repurchase agreement, at value (cost $14,114,734)	14,114,734
Receivables and other assets:
Investments sold	3,997,298
Net income from securities lending	31,061
Shares of beneficial interest sold	205
Prepaid expenses	9,601

Total assets	2,785,495,828

Liabilities:
Cash collateral received upon return of:
Securities on loan	157,561,427
Payables and other liabilities:
Shares of beneficial interest redeemed	1,035,821
Investment management fees	718,000
Distribution and service fees	593,182
Transfer agent costs	6,324
Trustees, CCO and deferred compensation fees	40,520
Audit and tax fees	21,020
Custody fees	22,368
Legal fees	20,263
Printing and shareholder reports fees	62,860
Other accrued expenses	48,015

Total liabilities	160,129,800

Net assets	$2,625,366,028

Net assets consist of:
Capital stock ($0.01 par value)	$2,238,381
Additional paid-in capital	2,081,640,178
Total distributable earnings (accumulated losses)	541,487,469

Net assets	$2,625,366,028

Net assets by class:
Initial Class	$4,475,359
Service Class	2,620,890,669

Shares outstanding:
Initial Class	374,273
Service Class	223,463,856

Net asset value and offering price per share:
Initial Class	$11.96
Service Class	11.73

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from affiliated investments	$1,915,234
Dividend income from unaffiliated investments	16,727,863
Net income from securities lending	250,787

Total investment income	18,893,884

Expenses:
Investment management fees	3,934,036
Distribution and service fees:
Service Class	3,248,229
Transfer agent costs	18,459
Trustees, CCO and deferred compensation fees	64,997
Audit and tax fees	22,750
Custody fees	13,595
Legal fees	80,102
Printing and shareholder reports fees	33,777
Other	57,328

Total expenses before waiver and/or reimbursement and recapture	7,473,273

Expenses waived and/or reimbursed:
Initial Class	(4)
Service Class	(2,476)

Net expenses	7,470,793

Net investment income (loss)	11,423,091

Net realized gain (loss) on:
Affiliated investments	1,176,788
Unaffiliated investments	92,744,608

Net realized gain (loss)	93,921,396

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	26,294,688
Unaffiliated investments	93,992,200

Net change in unrealized appreciation (depreciation)	120,286,888

Net realized and change in unrealized gain (loss)	214,208,284

Net increase (decrease) in net assets resulting from operations	$225,631,375

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Growth ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$11,423,091	$22,997,033
Net realized gain (loss)	93,921,396	145,659,334
Net change in unrealized appreciation (depreciation)	120,286,888	(76,521,314)

Net increase (decrease) in net assets resulting from operations	225,631,375	92,135,053

Dividends and/or distributions to shareholders:
Initial Class	—	(199,080)
Service Class	—	(122,862,587)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(123,061,667)

Capital share transactions:
Proceeds from shares sold:
Initial Class	173,095	517,259
Service Class	2,757,438	9,195,777

	2,930,533	9,713,036

Dividends and/or distributions reinvested:
Initial Class	—	199,080
Service Class	—	122,862,587

	—	123,061,667

Cost of shares redeemed:
Initial Class	(194,570)	(1,182,156)
Service Class	(213,647,801)	(340,147,333)

	(213,842,371)	(341,329,489)

Net increase (decrease) in net assets resulting from capital share transactions	(210,911,838)	(208,554,786)

Net increase (decrease) in net assets	14,719,537	(239,481,400)

Net assets:
Beginning of period/year	2,610,646,491	2,850,127,891

End of period/year	$2,625,366,028	$2,610,646,491

Capital share transactions - shares:
Shares issued:
Initial Class	15,158	48,735
Service Class	245,300	908,472

	260,458	957,207

Shares reinvested:
Initial Class	—	19,575
Service Class	—	12,298,557

	—	12,318,132

Shares redeemed:
Initial Class	(16,984)	(114,315)
Service Class	(18,963,585)	(33,396,384)

	(18,980,569)	(33,510,699)

Net increase (decrease) in shares outstanding:
Initial Class	(1,826)	(46,005)
Service Class	(18,718,285)	(20,189,355)

	(18,720,111)	(20,235,360)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Growth ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$10.96		$11.04		$10.33		$11.31		$9.70	$9.41

Investment operations:
Net investment income (loss) (A)	0.07		0.12		0.23		0.21		0.19	0.17	(B)
Net realized and unrealized gain (loss)	0.93		0.34		1.70		(0.98)		1.61	0.30

Total investment operations	1.00		0.46		1.93		(0.77)		1.80	0.47

Dividends and/or distributions to shareholders:
Net investment income	—		(0.25)		(0.23)		(0.21)		(0.19)	(0.18)
Net realized gains	—		(0.29)		(0.99)		—		—	—

Total dividends and/or distributions to shareholders	—		(0.54)		(1.22)		(0.21)		(0.19)	(0.18)

Net asset value, end of period/year	$11.96		$10.96		$11.04		$10.33		$11.31	$9.70

Total return	9.12	%(C)	4.52%		19.74%		(6.99)%		18.78%	4.97%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,475		$4,122		$4,658		$3,756		$4,308	$4,282
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.32	%(E)	0.32%		0.32%		0.32%		0.32%	0.32%
Including waiver and/or reimbursement and recapture	0.32	%(E)(F)	0.32	%(F)	0.32	%(F)	0.32	%(F)	0.32%	0.31	%(B)
Net investment income (loss) to average net assets	1.15	%(E)	1.15%		2.15%		1.83%		1.80%	1.83	%(B)
Portfolio turnover rate	29	%(C)	201%		59%		85%		36%	126%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$10.76		$10.85		$10.17		$11.13		$9.55	$9.27

Investment operations:
Net investment income (loss) (A)	0.05		0.09		0.20		0.17		0.16	0.15	(B)
Net realized and unrealized gain (loss)	0.92		0.33		1.67		(0.95)		1.59	0.28

Total investment operations	0.97		0.42		1.87		(0.78)		1.75	0.43

Dividends and/or distributions to shareholders:
Net investment income	—		(0.22)		(0.20)		(0.18)		(0.17)	(0.15)
Net realized gains	—		(0.29)		(0.99)		—		—	—

Total dividends and/or distributions to shareholders	—		(0.51)		(1.19)		(0.18)		(0.17)	(0.15)

Net asset value, end of period/year	$11.73		$10.76		$10.85		$10.17		$11.13	$9.55

Total return	9.01	%(C)	4.22%		19.41%		(7.16)%		18.47%	4.67%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,620,891		$2,606,524		$2,845,470		$2,726,559		$3,354,042	$3,066,627
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.57	%(E)	0.57%		0.57%		0.57%		0.57%	0.57%
Including waiver and/or reimbursement and recapture	0.57	%(E)(F)	0.57	%(F)	0.57	%(F)	0.57	%(F)	0.57%	0.56	%(B)
Net investment income (loss) to average net assets	0.88	%(E)	0.90%		1.86%		1.56%		1.56%	1.66	%(B)
Portfolio turnover rate	29	%(C)	201%		59%		85%		36%	126%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Managed Risk—Growth ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$157,561,427	$—	$—	$—	$157,561,427
Total Borrowings	$157,561,427	$—	$—	$—	$157,561,427

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK FACTORS (continued)

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs at the Portfolio and/or underlying ETF level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $50 million (A)	0.34%
Over $50 million up to $250 million	0.32
Over $250 million	0.30

(A)	TAM has agreed to voluntarily waive 0.01% of its management fee on the first $50 million in assets.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2022
Service Class	0.62	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 757,544,556	$ 957,276,579

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 2,480,108,808	$ 310,670,187	$ (9,321,332)	$ 301,348,855

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

10. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Growth ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Managed Risk – Growth ETF VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Growth ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2015 pursuant to its current investment strategies. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2021.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Managed Risk – Growth ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Service Class	$1,000.00	$1,074.00	$4.99	$1,020.00	$4.86	0.97%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	34.4%
U.S. Government Agency Obligations	27.0
Over-the-Counter Options Purchased	21.9
Repurchase Agreement	16.5
Other Investment Company	13.7
Short-Term U.S. Government Obligation	0.2
Net Other Assets (Liabilities) ^	(13.7)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.0%
Federal Home Loan Banks 3.25%, 11/16/2028 (A)	$ 37,000,000	$ 42,060,808
Federal Home Loan Mortgage Corp.
1.50%, 02/12/2025 (A)	5,000,000	5,160,391
2.38%, 01/13/2022	11,500,000	11,641,408
2.75%, 06/19/2023 (A)	24,000,000	25,177,610
Federal National Mortgage Association
0.63%, 04/22/2025 (A)	20,000,000	19,982,529
2.50%, 02/05/2024 (A)	12,000,000	12,655,366
6.25%, 05/15/2029 (A)	6,500,000	8,858,977

Total U.S. Government Agency Obligations (Cost $121,182,166)		125,537,089

U.S. GOVERNMENT OBLIGATIONS - 34.4%
U.S. Treasury - 34.4%
U.S. Treasury Bond, Principal Only STRIPS
08/15/2024 - 02/15/2026 (A)	135,000,000	131,184,548
02/15/2027	20,000,000	18,814,900
U.S. Treasury Note 1.63%, 10/31/2026	10,000,000	10,362,109

Total U.S. Government Obligations (Cost $157,392,398)		160,361,557

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Bill 0.03% (B), 12/09/2021 (C)	1,200,000	1,199,718

Total Short-Term U.S. Government Obligation (Cost $1,199,839)		1,199,718

	Shares	Value
OTHER INVESTMENT COMPANY - 13.7%
Securities Lending Collateral - 13.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	63,680,239	$ 63,680,239

Total Other Investment Company (Cost $63,680,239)		63,680,239

	Principal	Value
REPURCHASE AGREEMENT - 16.5%
Fixed Income Clearing Corp., 0.00% (B), dated 06/30/2021, to be repurchased at $76,907,999 on 07/01/2021. Collateralized by U.S. Government Obligations, 0.13% - 2.88%, due 10/31/2023 - 12/15/2023, and with a total value of $78,446,196.	$ 76,907,999	76,907,999

Total Repurchase Agreement (Cost $76,907,999)		76,907,999

Total Investments Excluding Options Purchased (Cost $420,362,641)		427,686,602
Total Options Purchased - 21.9% (Cost $67,142,849)		101,848,632

Total Investments (Cost $487,505,490)		529,535,234
Net Other Assets (Liabilities) - (13.7)%		(63,970,022)

Net Assets - 100.0%		$ 465,565,212

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - S&P 500® - Flexible Exchange Option	GSC	USD	3,820.00	01/16/2026	USD	199,833,750	465	$28,824,204	$43,945,921
Call - S&P 500® - Flexible Exchange Option	GSC	USD	3,830.00	01/15/2027	USD	241,949,250	563	38,318,645	57,902,711

Total								$67,142,849	$101,848,632

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	180	09/30/2021	$22,249,956	$22,217,344	$—	$(32,612)
10-Year U.S. Treasury Note	197	09/21/2021	25,994,487	26,102,500	108,013	—
S&P 500® E-Mini Index	73	09/17/2021	15,463,892	15,653,390	189,498	—

Total Futures Contracts					$297,511	$(32,612)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$125,537,089	$—	$125,537,089
U.S. Government Obligations	—	160,361,557	—	160,361,557
Short-Term U.S. Government Obligation	—	1,199,718	—	1,199,718
Other Investment Company	63,680,239	—	—	63,680,239
Repurchase Agreement	—	76,907,999	—	76,907,999
Over-the-Counter Options Purchased (E)	101,848,632	—	—	101,848,632

Total Investments	$165,528,871	$364,006,363	$—	$529,535,234

Other Financial Instruments
Futures Contracts (E)	$297,511	$—	$—	$297,511

Total Other Financial Instruments	$297,511	$—	$—	$297,511

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(32,612)	$—	$—	$(32,612)

Total Other Financial Instruments	$(32,612)	$—	$—	$(32,612)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $62,396,335, collateralized by cash collateral of $63,680,239. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2021.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $1,200,000.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATION:

GSC	Goldman Sachs & Co.

PORTFOLIO ABBREVIATION:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $410,597,491) (including securities loaned of $62,396,335)	$452,627,235
Repurchase agreement, at value (cost $76,907,999)	76,907,999
Receivables and other assets:
Net income from securities lending	5,080
Interest	553,642
Variation margin receivable on futures contracts	81,512
Prepaid expenses	1,796

Total assets	530,177,264

Liabilities:
Cash collateral received upon return of:
Securities on loan	63,680,239
Payables and other liabilities:
Shares of beneficial interest redeemed	469,370
Investment management fees	285,674
Distribution and service fees	105,027
Transfer agent costs	1,135
Trustees, CCO and deferred compensation fees	6,895
Audit and tax fees	13,126
Custody fees	17,959
Legal fees	3,095
Printing and shareholder reports fees	19,666
Other accrued expenses	9,866

Total liabilities	64,612,052

Net assets	$465,565,212

Net assets consist of:
Capital stock ($0.01 par value)	$314,498
Additional paid-in capital	327,741,914
Total distributable earnings (accumulated losses)	137,508,800

Net assets	$465,565,212

Shares outstanding	31,449,837

Net asset value and offering price per share	$14.80

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Interest income	$2,418,542
Net income from securities lending	9,105

Total investment income	2,427,647

Expenses:
Investment management fees	1,578,867
Distribution and service fees	580,466
Transfer agent costs	3,308
Trustees, CCO and deferred compensation fees	11,575
Audit and tax fees	13,230
Custody fees	16,514
Legal fees	13,918
Printing and shareholder reports fees	10,999
Other	14,084

Total expenses	2,242,961

Net investment income (loss)	184,686

Net realized gain (loss) on:
Investments	44,440,176
Futures contracts	1,212,723

Net realized gain (loss)	45,652,899

Net change in unrealized appreciation (depreciation) on:
Investments	(12,591,927)
Futures contracts	285,911

Net change in unrealized appreciation (depreciation)	(12,306,016)

Net realized and change in unrealized gain (loss)	33,346,883

Net increase (decrease) in net assets resulting from operations	$33,531,569

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$184,686	$2,278,045
Net realized gain (loss)	45,652,899	47,332,469
Net change in unrealized appreciation (depreciation)	(12,306,016)	31,252,470

Net increase (decrease) in net assets resulting from operations	33,531,569	80,862,984

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(9,645,482)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(9,645,482)

Capital share transactions:
Proceeds from shares sold	2,806,960	19,475,762
Dividends and/or distributions reinvested	—	9,645,482
Cost of shares redeemed	(38,465,926)	(59,985,066)

Net increase (decrease) in net assets resulting from capital share transactions	(35,658,966)	(30,863,822)

Net increase (decrease) in net assets	(2,127,397)	40,353,680

Net assets:
Beginning of period/year	467,692,609	427,338,929

End of period/year	$465,565,212	$467,692,609

Capital share transactions - shares:
Shares issued	198,218	1,533,725
Shares reinvested	—	749,455
Shares redeemed	(2,691,494)	(4,849,850)

Net increase (decrease) in shares outstanding	(2,493,276)	(2,566,670)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$13.78		$11.70	$11.73	$12.80	$11.59	$11.30

Investment operations:
Net investment income (loss) (A)	0.01		0.07	0.12	0.11	0.04	0.03	(B)
Net realized and unrealized gain (loss)	1.01		2.29	1.93	(0.41)	1.21	0.44

Total investment operations	1.02		2.36	2.05	(0.30)	1.25	0.47

Dividends and/or distributions to shareholders:
Net investment income	—		(0.13)	(0.12)	(0.05)	(0.04)	(0.02)
Net realized gains	—		(0.15)	(1.96)	(0.72)	—	(0.16)

Total dividends and/or distributions to shareholders	—		(0.28)	(2.08)	(0.77)	(0.04)	(0.18)

Net asset value, end of period/year	$14.80		$13.78	$11.70	$11.73	$12.80	$11.59

Total return	7.40	%(C)	20.33%	18.58%	(2.73)%	10.79%	4.16%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$465,565		$467,693	$427,339	$412,353	$469,194	$487,599
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(D)	0.97%	0.97%	0.96%	0.97%	0.96%
Including waiver and/or reimbursement and recapture	0.97	%(D)	0.97%	0.97%	0.96%	0.97%	0.96	%(B)
Net investment income (loss) to average net assets	0.08	%(D)	0.52%	1.02%	0.84%	0.35%	0.29	%(B)
Portfolio turnover rate	34	%(C)	51%	32%	42%	99%	36%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Market Participation Strategy VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
U.S. Government Agency Obligations	$51,329,190	$—	$—	$—	$51,329,190
U.S. Government Obligations	12,351,049	—	—	—	12,351,049
Total Securities Lending Transactions	$63,680,239	$—	$—	$—	$63,680,239
Total Borrowings	$63,680,239	$—	$—	$—	$63,680,239

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Open option contracts at June 30, 2021, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$101,848,632	$—	$—	$101,848,632
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	108,013	—	189,498	—	—	297,511
Total	$108,013	$—	$102,038,130	$—	$—	$102,146,143

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(32,612)	$—	$—	$—	$—	$(32,612)
Total	$(32,612)	$—	$—	$—	$—	$(32,612)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$40,754,245	$—	$—	$40,754,245
Futures contracts	(1,343,196)	—	2,555,919	—	—	1,212,723
Total	$(1,343,196)	$—	$43,310,164	$—	$—	$41,966,968

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$(2,359,612)	$—	$—	$(2,359,612)
Futures contracts	96,413	—	189,498	—	—	285,911
Total	$96,413	$—	$(2,170,114)	$—	$—	$(2,073,701)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Options:
Average value of option contracts purchased	$87,973,877
Futures contracts:
Average notional value of contracts – long	61,873,052

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset class allocation risk: The Portfolio’s investment performance depends on the Portfolio’s asset class allocation and reallocation from time to time. The investment manager’s and subadvisers’ decisions may not produce the desired results.

Tactical asset allocation risk: Tactical asset allocation is an investment strategy that actively adjusts the Portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long-term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting investments may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.

Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to negative events affecting those issuers.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.68%
Over $500 million up to $1 billion	0.65
Over $1 billion up to $1.5 billion	0.62
Over $1.5 billion	0.60

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.07%	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 67,142,849	$ 62,733,050	$ 108,208,119	$ 65,580,935

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 487,505,490	$ 43,369,879	$ (1,075,236)	$ 42,294,643

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

11. LEGAL PROCEEDINGS (continued)

contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Market Participation Strategy VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and QMA LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and above its composite benchmark, each for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,118.10	$3.78	$1,021.20	$3.61	0.72%
Service Class	1,000.00	1,116.60	5.09	1,020.00	4.86	0.97

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.7%
Repurchase Agreement	3.3
Other Investment Company	1.1
Over-the-Counter Foreign Exchange Options Purchased	0.0 *
Net Other Assets (Liabilities)	(1.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (A)	73,224	$12,412,932
Moderna, Inc. (A)	245,864	57,773,123

		70,186,055

Entertainment - 7.8%
ROBLOX Corp., Class A (A)	912,407	82,098,382
Sea Ltd., ADR (A)	173,353	47,602,734
Spotify Technology SA (A)	456,756	125,877,386

		255,578,502

Health Care Equipment & Supplies - 3.2%
DexCom, Inc. (A)	128,899	55,039,873
Intuitive Surgical, Inc. (A)	51,922	47,749,548

		102,789,421

Health Care Providers & Services - 0.8%
Guardant Health, Inc. (A)	197,076	24,474,868

Health Care Technology - 3.9%
Veeva Systems, Inc., Class A (A)	408,624	127,061,633

Hotels, Restaurants & Leisure - 0.5%
Airbnb, Inc., Class A (A)	109,392	16,752,291

Interactive Media & Services - 15.6%
Pinterest, Inc., Class A (A)	1,174,518	92,728,196
Snap, Inc., Class A (A)	2,517,203	171,522,212
Twitter, Inc. (A)	2,437,581	167,729,949
Zillow Group, Inc., Class C (A) (B)	630,821	77,098,943

		509,079,300

Internet & Direct Marketing Retail - 5.8%
Amazon.com, Inc. (A)	13,354	45,939,896
Chewy, Inc., Class A (A) (B)	76,990	6,136,873
DoorDash, Inc., Class A (A)	334,679	59,683,306
Wayfair, Inc., Class A (A) (B)	242,697	76,621,870

		188,381,945

IT Services - 24.9%
Adyen NV (A) (C)	18,881	46,130,779
Fastly, Inc., Class A (A) (B)	293,583	17,497,547
MongoDB, Inc. (A)	140,563	50,816,336
Okta, Inc. (A)	352,412	86,228,168
Shopify, Inc., Class A (A)	138,316	202,076,910
Snowflake, Inc., Class A (A)	482,304	116,621,107
Square, Inc., Class A (A)	683,560	166,651,928
Twilio, Inc., Class A (A)	320,053	126,152,090

		812,174,865

Life Sciences Tools & Services - 2.1%
10X Genomics, Inc., Class A (A)	171,423	33,568,052
Illumina, Inc. (A)	72,934	34,513,098

		68,081,150

Metals & Mining - 0.3%
Royal Gold, Inc.	76,049	8,677,191

Pharmaceuticals - 2.1%
Royalty Pharma PLC, Class A (B)	1,668,646	68,397,800

Road & Rail - 2.4%
Uber Technologies, Inc. (A)	1,574,809	78,929,427

Semiconductors & Semiconductor Equipment - 2.6%
NVIDIA Corp.	106,889	85,521,889

	Shares	Value
COMMON STOCKS (continued)
Software - 19.5%
Cloudflare, Inc., Class A (A)	1,395,514	$ 147,701,202
Coupa Software, Inc. (A) (B)	221,210	57,981,353
Crowdstrike Holdings, Inc., Class A (A)	199,436	50,120,261
Datadog, Inc., Class A (A)	558,186	58,095,999
DocuSign, Inc. (A)	178,793	49,985,159
Trade Desk, Inc., Class A (A)	818,090	63,287,442
Unity Software, Inc. (A) (B)	447,161	49,111,693
Zoom Video Communications, Inc., Class A (A)	412,403	159,612,333

		635,895,442

Specialty Retail - 3.0%
Carvana Co. (A) (B)	318,608	96,162,267

Total Common Stocks (Cost $1,907,404,378)		3,148,144,046

OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (D)	35,024,465	35,024,465

Total Other Investment Company (Cost $35,024,465)		35,024,465

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 0.00% (D), dated 06/30/2021, to be repurchased at $108,975,474 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $111,155,059.	$108,975,474	108,975,474

Total Repurchase Agreement (Cost $108,975,474)		108,975,474

Total Investments Excluding Options Purchased (Cost $2,051,404,317)		3,292,143,985
Total Options Purchased - 0.0% (E) (Cost $13,645,562)		715,055

Total Investments (Cost $2,065,049,879)		3,292,859,040
Net Other Assets (Liabilities) - (1.1)%		(35,165,782)

Net Assets - 100.0%		$3,257,693,258

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	GSI	USD	7.57	03/30/2022	USD	547,614,990	$2,720,039	$432,616
Put - USD vs. CNH	BNP	USD	7.45	01/06/2022	USD	563,334,228	3,007,067	233,220
Put - USD vs. CNH	BNP	USD	7.64	11/11/2021	USD	483,389,821	2,625,123	47,856
Put - USD vs. CNH	BNP	USD	7.99	09/10/2021	USD	425,939,327	2,579,311	852
Put - USD vs. CNH	RBS	USD	8.06	07/23/2021	USD	511,693,474	2,714,022	511

Total							$13,645,562	$715,055

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$3,102,013,267	$46,130,779	$—	$3,148,144,046
Other Investment Company	35,024,465	—	—	35,024,465
Repurchase Agreement	—	108,975,474	—	108,975,474
Over-the-Counter Foreign Exchange Options Purchased	—	715,055	—	715,055

Total Investments	$3,137,037,732	$155,821,308	$—	$3,292,859,040

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $242,524,721, collateralized by cash collateral of $35,024,465 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $212,822,764. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of the 144A security is $46,130,779, representing 1.4% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2021.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
GSI	Goldman Sachs International
RBS	Royal Bank of Scotland PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $1,956,074,405) (including securities loaned of $242,524,721)	$3,183,883,566
Repurchase agreement, at value (cost $108,975,474)	108,975,474
Foreign currency, at value (cost $612)	593
Receivables and other assets:
Investments sold	3,988,372
Net income from securities lending	39,657
Shares of beneficial interest sold	274,432
Dividends	11,728
Tax reclaims	11,267
Prepaid expenses	12,517

Total assets	3,297,197,606

Liabilities:
Cash collateral received upon return of:
Securities on loan	35,024,465
Cash collateral at broker for:
OTC derivatives (A)	811,000
Payables and other liabilities:
Investments purchased	587,864
Shares of beneficial interest redeemed	666,111
Investment management fees	1,897,892
Distribution and service fees	225,513
Transfer agent costs	7,020
Trustees, CCO and deferred compensation fees	39,832
Audit and tax fees	27,024
Custody fees	100,409
Legal fees	5,213
Printing and shareholder reports fees	69,027
Other accrued expenses	42,978

Total liabilities	39,504,348

Net assets	$3,257,693,258

Net assets consist of:
Capital stock ($0.01 par value)	$760,223
Additional paid-in capital	933,434,513
Total distributable earnings (accumulated losses)	2,323,498,522

Net assets	$3,257,693,258

Net assets by class:
Initial Class	$2,188,249,000
Service Class	1,069,444,258

Shares outstanding:
Initial Class	50,359,245
Service Class	25,663,067

Net asset value and offering price per share:
Initial Class	$43.45
Service Class	41.67

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$688,870
Net income from securities lending	248,306
Withholding taxes on foreign income	(40,394)

Total investment income	896,782

Expenses:
Investment management fees	10,216,742
Distribution and service fees:
Service Class	1,232,120
Transfer agent costs	21,093
Trustees, CCO and deferred compensation fees	72,678
Audit and tax fees	25,852
Custody fees	101,761
Legal fees	77,282
Printing and shareholder reports fees	36,757
Other	57,644

Total expenses	11,841,929

Net investment income (loss)	(10,945,147)

Net realized gain (loss) on:
Investments	328,533,128
Foreign currency transactions	9,055

Net realized gain (loss)	328,542,183

Net change in unrealized appreciation (depreciation) on:
Investments	37,584,787
Translation of assets and liabilities denominated in foreign currencies	(1,794)

Net change in unrealized appreciation (depreciation)	37,582,993

Net realized and change in unrealized gain (loss)	366,125,176

Net increase (decrease) in net assets resulting from operations	$355,180,029

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$(10,945,147)	$(18,242,342)
Net realized gain (loss)	328,542,183	796,865,233
Net change in unrealized appreciation (depreciation)	37,582,993	1,057,539,972

Net increase (decrease) in net assets resulting from operations	355,180,029	1,836,162,863

Dividends and/or distributions to shareholders:
Initial Class	—	(64,534,205)
Service Class	—	(26,620,126)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(91,154,331)

Capital share transactions:
Proceeds from shares sold:
Initial Class	111,659,932	92,292,520
Service Class	68,202,091	154,492,370

	179,862,023	246,784,890

Dividends and/or distributions reinvested:
Initial Class	—	64,534,205
Service Class	—	26,620,126

	—	91,154,331

Cost of shares redeemed:
Initial Class	(168,907,025)	(750,239,455)
Service Class	(84,025,819)	(80,969,769)

	(252,932,844)	(831,209,224)

Net increase (decrease) in net assets resulting from capital share transactions	(73,070,821)	(493,270,003)

Net increase (decrease) in net assets	282,109,208	1,251,738,529

Net assets:
Beginning of period/year	2,975,584,050	1,723,845,521

End of period/year	$3,257,693,258	$2,975,584,050

Capital share transactions - shares:
Shares issued:
Initial Class	3,050,489	3,418,899
Service Class	1,761,946	5,660,710

	4,812,435	9,079,609

Shares reinvested:
Initial Class	—	2,027,465
Service Class	—	870,223

	—	2,897,688

Shares redeemed:
Initial Class	(4,162,981)	(25,285,002)
Service Class	(2,230,754)	(3,292,369)

	(6,393,735)	(28,577,371)

Net increase (decrease) in shares outstanding:
Initial Class	(1,112,492)	(19,838,638)
Service Class	(468,808)	3,238,564

	(1,581,300)	(16,600,074)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$38.86		$18.46	$16.20	$18.06	$13.45	$16.03

Investment operations:
Net investment income (loss) (A)	(0.13)		(0.19)	(0.13)	(0.09)	(0.09)	(0.04	)(B)
Net realized and unrealized gain (loss)	4.72		21.70	4.00	1.81	5.84	(0.20)

Total investment operations	4.59		21.51	3.87	1.72	5.75	(0.24)

Dividends and/or distributions to shareholders:
Net realized gains	—		(1.11)	(1.61)	(3.58)	(1.14)	(2.34)

Net asset value, end of period/year	$43.45		$38.86	$18.46	$16.20	$18.06	$13.45

Total return	11.81	%(C)	117.87%	23.74%	6.68%	43.59%	(2.26)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,188,249		$2,000,396	$1,316,457	$262,181	$239,786	$170,984
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(D)	0.73%	0.82%	0.87%	0.87%	0.88%
Including waiver and/or reimbursement and recapture	0.72	%(D)	0.73%	0.82%	0.87%	0.87%	0.87	%(B)
Net investment income (loss) to average net assets	(0.66	)%(D)	(0.70)%	(0.68)%	(0.48)%	(0.54)%	(0.24	)%(B)
Portfolio turnover rate	35	%(C)	52%	209%	50%	61%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$37.32		$17.80	$15.70	$17.63	$13.18	$15.79

Investment operations:
Net investment income (loss) (A)	(0.17)		(0.26)	(0.16)	(0.14)	(0.13)	(0.07	)(B)
Net realized and unrealized gain (loss)	4.52		20.89	3.87	1.79	5.72	(0.20)

Total investment operations	4.35		20.63	3.71	1.65	5.59	(0.27)

Dividends and/or distributions to shareholders:
Net realized gains	—		(1.11)	(1.61)	(3.58)	(1.14)	(2.34)

Net asset value, end of period/year	$41.67		$37.32	$17.80	$15.70	$17.63	$13.18

Total return	11.66	%(C)	117.29%	23.47%	6.44%	43.26%	(2.50)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,069,444		$975,188	$407,389	$121,507	$103,535	$60,753
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(D)	0.98%	1.07%	1.12%	1.12%	1.13%
Including waiver and/or reimbursement and recapture	0.97	%(D)	0.98%	1.07%	1.12%	1.12%	1.12	%(B)
Net investment income (loss) to average net assets	(0.91	)%(D)	(0.96)%	(0.90)%	(0.73)%	(0.79)%	(0.50	)%(B)
Portfolio turnover rate	35	%(C)	52%	209%	50%	61%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$35,024,465	$—	$—	$—	$35,024,465
Total Borrowings	$35,024,465	$—	$—	$—	$35,024,465

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Open option contracts at June 30, 2021, if any, are included within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$715,055	$—	$—	$—	$715,055
Total	$—	$715,055	$—	$—	$—	$715,055

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$(4,028,803)	$—	$—	$—	$(4,028,803)
Total	$—	$(4,028,803)	$—	$—	$—	$(4,028,803)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$(3,061,899)	$—	$—	$—	$(3,061,899)
Total	$—	$(3,061,899)	$—	$—	$—	$(3,061,899)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Options:
Average value of option contracts purchased	$2,291,062

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2021. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Amount	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
BNP Paribas	$281,928	$—	$(281,928)	$—	$—	$—	$—	$—
Goldman Sachs International	432,616	—	(432,616)	—	—	—	—	—
Royal Bank of Scotland PLC	511	—	(511)	—	—	—	—	—

Total	$715,055	$—	$(715,055)	$—	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may be more difficult to value than investments in U.S. issuers.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $750 million	0.755%
Over $750 million up to $1.5 billion	0.715
Over $1.5 billion up to $3 billion	0.645
Over $3 billion up to $5 billion	0.630
Over $5 billion	0.580

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.76%	May 1, 2022
Service Class	1.01	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 1,013,511,119	$ —	$ 986,889,028	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 2,065,049,879	$ 1,270,603,601	$ (42,794,440)	$ 1,227,809,161

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and above its benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on March 21, 2011 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees and TAM agreed upon a reduction in the Portfolio’s management fee at one breakpoint and an additional breakpoint for the Portfolio’s management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation Managed Risk –  Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,060.30	$2.40	$1,022.50	$2.36	0.47%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
International Mixed Allocation Fund	98.0%
Repurchase Agreement	2.1
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation Managed Risk –  Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 98.0%
International Mixed Allocation Fund - 98.0%
Transamerica Morgan Stanley Global Allocation VP (A)	28,409,389	$301,139,519

Total Investment Company (Cost $252,935,280)		301,139,519

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 0.00% (B), dated 06/30/2021, to be repurchased at $6,417,542 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 12/15/2023, and with a value of $6,545,958.	$6,417,542	6,417,542

Total Repurchase Agreement (Cost $6,417,542)		6,417,542

Total Investments (Cost $259,352,822)		307,557,061
Net Other Assets (Liabilities) - (0.1)%		(196,292)

Net Assets - 100.0%		$307,360,769

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$301,139,519	$—	$—	$301,139,519
Repurchase Agreement	—	6,417,542	—	6,417,542

Total Investments	$301,139,519	$6,417,542	$—	$307,557,061

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2021	Shares as of June 30, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica Morgan Stanley Global Allocation VP	$287,552,032	$—	$(6,326,219)	$(24,119)	$19,937,825	$301,139,519	28,409,389	$—	$—

(B)	Rate disclosed reflects the yield at June 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation Managed Risk –  Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Affiliated investments, at value (cost $252,935,280)	$301,139,519
Repurchase agreement, at value (cost $6,417,542)	6,417,542
Receivables and other assets:
Shares of beneficial interest sold	71,577
Variation margin receivable on futures contracts	111
Prepaid expenses	1,137

Total assets	307,629,886

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	94,638
Investment management fees	51,905
Distribution and service fees	70,250
Transfer agent costs	708
Trustees, CCO and deferred compensation fees	4,813
Audit and tax fees	9,815
Custody fees	14,923
Legal fees	1,977
Printing and shareholder reports fees	11,198
Other accrued expenses	8,890

Total liabilities	269,117

Net assets	$307,360,769

Net assets consist of:
Capital stock ($0.01 par value)	$282,034
Additional paid-in capital	273,468,318
Total distributable earnings (accumulated losses)	33,610,417

Net assets	$307,360,769

Shares outstanding	28,203,376

Net asset value and offering price per share	$10.90

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Expenses:
Investment management fees	$303,605
Distribution and service fees	379,507
Transfer agent costs	2,115
Trustees, CCO and deferred compensation fees	8,127
Audit and tax fees	9,859
Custody fees	13,149
Legal fees	8,951
Printing and shareholder reports fees	7,640
Other	9,886

Total expenses before waiver and/or reimbursement and recapture	742,839

Expense waived and/or reimbursed	(24,826)

Net expenses	718,013

Net investment income (loss)	(718,013)

Net realized gain (loss) on:
Affiliated investments	(24,119)
Futures contracts	(1,509,406)

Net realized gain (loss)	(1,533,525)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	19,937,825
Translation of assets and liabilities denominated in foreign currencies	(2,737)

Net change in unrealized appreciation (depreciation)	19,935,088

Net realized and change in unrealized gain (loss)	18,401,563

Net increase (decrease) in net assets resulting from operations	$17,683,550

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation Managed Risk –  Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$(718,013)	$15,786,257
Net realized gain (loss)	(1,533,525)	(28,023,731)
Net change in unrealized appreciation (depreciation)	19,935,088	30,544,323

Net increase (decrease) in net assets resulting from operations	17,683,550	18,306,849

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(10,782,082)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(10,782,082)

Capital share transactions:
Proceeds from shares sold	2,479,605	15,889,710
Dividends and/or distributions reinvested	—	10,782,082
Cost of shares redeemed	(11,863,138)	(21,949,160)

Net increase (decrease) in net assets resulting from capital share transactions	(9,383,533)	4,722,632

Net increase (decrease) in net assets	8,300,017	12,247,399

Net assets:
Beginning of period/year	299,060,752	286,813,353

End of period/year	$307,360,769	$299,060,752

Capital share transactions - shares:
Shares issued	232,025	1,653,596
Shares reinvested	—	1,121,965
Shares redeemed	(1,108,253)	(2,279,279)

Net increase (decrease) in shares outstanding	(876,228)	496,282

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019	December 31, 2018		December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$10.28		$10.03		$9.01	$9.88		$8.84	$9.59

Investment operations:
Net investment income (loss) (A)	(0.03)		0.54		0.13	0.33		0.13	0.07	(B)
Net realized and unrealized gain (loss)	0.65		0.09		1.18	(1.09)		0.97	(0.03	)(C)

Total investment operations	0.62		0.63		1.31	(0.76)		1.10	0.04

Dividends and/or distributions to shareholders:
Net investment income	—		(0.13)		(0.29)	(0.11)		(0.06)	(0.18)
Net realized gains	—		(0.25)		—	—		—	(0.61)

Total dividends and/or distributions to shareholders	—		(0.38)		(0.29)	(0.11)		(0.06)	(0.79)

Net asset value, end of period/year	$10.90		$10.28		$10.03	$9.01		$9.88	$8.84

Total return	6.03	%(D)	6.49%		14.71%	(7.76)%		12.51%	0.37%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$307,361		$299,061		$286,813	$228,627		$207,765	$169,426
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.49	%(F)	0.53%		0.56%	0.57%		0.56%	0.59%
Including waiver and/or reimbursement and recapture	0.47	%(F)	0.51	%(G)	0.57%	0.57	%(H)	0.57%	0.57	%(B)
Net investment income (loss) to average net assets	(0.47	)%(F)	5.60%		1.41%	3.40%		1.42%	0.79	%(B)
Portfolio turnover rate	—	%(D)	5%		—%	—%		—%	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.
(G)	Effective May 1, 2020, the Portfolio’s operating expense limit changed from 0.57% to 0.47%.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation Managed Risk –  Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Global Allocation Managed Risk—Balanced VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation Managed Risk –  Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation Managed Risk –  Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation Managed Risk –  Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (“OTC”).

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation Managed Risk –  Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$85,132	$(1,594,538)	$—	$—	$(1,509,406)
Total	$—	$85,132	$(1,594,538)	$—	$—	$(1,509,406)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Futures contracts:
Average notional value of contracts – short	$(1,638,610)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation Managed Risk –  Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset class allocation risk: The Portfolio’s investment performance depends on the Portfolio’s asset class allocation and reallocation from time to time. The investment manager’s and subadvisers’ decisions may not produce the desired results.

Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs at the Portfolio and/or underlying ETF level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to negative events affecting those issuers.

7. INVESTMENT CONCENTRATION

Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio’s total assets. As of June 30, 2021, the most recent financial statements are included within this report for the following investments:

Investment	Percentage of Total Assets
Transamerica Morgan Stanley Global Allocation VP	97.89%

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation Managed Risk –  Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $2 billion	0.20%
Over $2 billion up to $4 billion	0.19
Over $4 billion up to $6 billion	0.18
Over $6 billion up to $8 billion	0.17
Over $8 billion up to $10 billion	0.16
Over $10 billion	0.15

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.47%	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation Managed Risk –  Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the years ended December 31, 2018, December 31, 2019, December 31, 2020 and the period ended June 30, 2021, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
Class	2018	2019	2020	2021	Total
Service Class	$—	$4,953	$76,104	$24,826	$105,883

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ —	$ 6,326,219

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation Managed Risk –  Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 259,352,822	$ 48,204,239	$ —	$ 48,204,239

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation Managed Risk –  Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation Managed Risk –  Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2020 pursuant to its current investment objective, investment strategies and benchmark. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2021.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on May 1, 2020 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation Managed Risk –  Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,069.60	$4.41	$1,020.50	$4.31	0.86%
Service Class	1,000.00	1,068.80	5.64	1,019.30	5.51	1.10

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	48.5%
Foreign Government Obligations	21.0
Corporate Debt Securities	11.2
Repurchase Agreements	9.1
U.S. Government Obligations	5.4
U.S. Government Agency Obligations	3.7
Other Investment Company	1.1
Mortgage-Backed Securities	0.6
Asset-Backed Securities	0.3
Preferred Stocks	0.2
Short-Term U.S. Government Obligation	0.0	*
Convertible Bonds	0.0	*
Loan Assignments	0.0	*
Warrant	0.0	*
Net Other Assets (Liabilities) ^	(1.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 48.5%
Argentina - 0.1%
MercadoLibre, Inc. (A)	444	$691,659

Australia - 1.4%
Afterpay Ltd. (A)	3,194	283,057
AGL Energy Ltd.	9,066	55,752
AMP Ltd.	49,083	41,411
Ampol Ltd.	3,561	75,337
APA Group	16,906	112,840
Aristocrat Leisure Ltd.	8,381	270,835
ASX Ltd.	2,698	157,236
Aurizon Holdings Ltd.	26,327	73,447
AusNet Services Ltd.	26,720	35,068
Australia & New Zealand Banking Group Ltd.	39,852	841,319
BHP Group Ltd.	109,990	4,006,394
BHP Group PLC	31,723	934,696
BlueScope Steel Ltd.	7,445	122,611
Brambles Ltd.	20,823	178,650
CIMIC Group Ltd.	1,295	19,210
Cochlear Ltd.	929	175,339
Coles Group Ltd.	18,793	240,863
Commonwealth Bank of Australia	24,996	1,872,138
Computershare Ltd.	7,481	94,815
Crown Resorts Ltd. (A)	5,291	47,259
CSL Ltd.	6,363	1,360,908
Dexus, REIT	15,611	124,919
Endeavour Group Ltd. (A) (B)	18,161	85,669
Evolution Mining Ltd.	23,439	79,101
Fortescue Metals Group Ltd.	70,062	1,226,354
Goodman Group, REIT	23,997	380,987
GPT Group, REIT	27,744	101,952
Insurance Australia Group Ltd.	34,803	134,679
Lendlease Corp. Ltd.	9,731	83,632
Macquarie Group Ltd.	4,840	567,803
Magellan Financial Group Ltd.	1,819	73,474
Medibank Pvt Ltd.	39,101	92,663
Mirvac Group, REIT	57,162	125,177
National Australia Bank Ltd.	47,599	935,972
Newcrest Mining Ltd.	11,472	217,495
Northern Star Resources Ltd.	15,887	116,523
Oil Search Ltd.	28,007	80,025
Orica Ltd.	5,778	57,545
Origin Energy Ltd.	24,609	83,234
Qantas Airways Ltd. (A)	13,374	46,739
QBE Insurance Group Ltd.	20,636	166,986
Quintis Pty Ltd. (C) (D) (E)	1,725,383	1
Ramsay Health Care Ltd.	2,576	121,611
REA Group Ltd.	764	96,848
Rio Tinto Ltd.	5,337	506,875
Santos Ltd.	26,490	140,851
Scentre Group, REIT	74,841	153,788
SEEK Ltd.	4,856	120,688
Sonic Healthcare Ltd.	6,365	183,300
South32 Ltd.	69,836	153,454
Stockland, REIT	34,147	119,336
Suncorp Group Ltd.	18,297	152,450
Sydney Airport (A)	18,777	81,534
Tabcorp Holdings Ltd.	31,373	121,876
Telstra Corp. Ltd.	59,588	168,027
TPG Telecom Ltd. (B)	5,361	25,168

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Transurban Group	39,704	$ 423,713
Treasury Wine Estates Ltd.	9,939	87,060
Vicinity Centres, REIT	55,487	64,291
Washington H Soul Pattinson & Co. Ltd. (B)	1,548	39,158
Wesfarmers Ltd.	16,163	716,377
Westpac Banking Corp.	52,283	1,012,001
WiseTech Global Ltd.	2,104	50,382
Woodside Petroleum Ltd.	13,646	227,293
Woolworths Group Ltd.	17,998	514,664

		21,060,860

Austria - 0.0% (F)
Erste Group Bank AG	4,676	171,549
OMV AG	2,487	141,462
Raiffeisen Bank International AG	2,521	57,095
Verbund AG	1,124	103,491
voestalpine AG	1,950	79,401

		552,998

Belgium - 0.2%
Ageas SA	2,970	164,815
Anheuser-Busch InBev SA	12,698	915,595
Elia Group SA	512	54,032
Etablissements Franz Colruyt NV	907	50,719
Galapagos NV (A) (B)	687	47,638
Groupe Bruxelles Lambert SA (B) (C)	614	68,654
Groupe Bruxelles Lambert SA	1,282	143,409
KBC Group NV	4,198	320,071
Proximus SADP	2,575	49,738
Sofina SA	256	110,432
Solvay SA	1,250	158,891
UCB SA	2,120	221,616
Umicore SA	3,292	201,030

		2,506,640

Bermuda - 0.0% (F)
Arch Capital Group Ltd. (A)	3,994	155,526
Athene Holding Ltd., Class A (A)	1,234	83,295
Everest Re Group Ltd.	392	98,788
RenaissanceRe Holdings Ltd.	500	74,410

		412,019

Brazil - 0.1%
Vale SA	77,602	1,766,944

Canada - 1.8%
Agnico Eagle Mines Ltd.	3,400	205,602
Air Canada (A) (B)	2,000	41,142
Algonquin Power & Utilities Corp. (B)	7,500	111,750
Alimentation Couche-Tard, Inc., Class B	12,500	459,322
AltaGas Ltd. (B)	4,100	86,062
Atco Ltd., Class I	1,400	49,648
Aurora Cannabis, Inc. (A) (B)	1,650	14,948
Bank of Montreal	9,200	943,007
Bank of Nova Scotia (B)	17,300	1,125,142
Barrick Gold Corp. (B)	25,170	520,619
BCE, Inc.	2,100	103,560
Bombardier, Inc., Class B (A) (B)	34,800	32,846
Brookfield Asset Management Reinsurance Partners Ltd., A Shares (A)	135	7,133
Brookfield Asset Management, Inc., Class A	19,000	969,313

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
CAE, Inc. (A)	4,100	$ 126,281
Cameco Corp. (B)	5,200	99,671
Canadian Apartment Properties, REIT	1,500	70,329
Canadian Imperial Bank of Commerce (B)	6,400	728,545
Canadian National Railway Co. (B)	10,300	1,086,751
Canadian Natural Resources Ltd.	16,500	598,984
Canadian Pacific Railway Ltd.	9,600	738,199
Canadian Tire Corp. Ltd., Class A (B)	1,100	174,069
Canadian Utilities Ltd., Class A	1,800	49,952
Canopy Growth Corp. (A) (B)	2,900	70,137
CCL Industries, Inc., Class B	2,000	110,148
Cenovus Energy, Inc.	18,285	174,944
CGI, Inc. (A)	3,401	308,356
CI Financial Corp.	3,100	56,893
Constellation Software, Inc.	347	525,542
Cronos Group, Inc. (A) (B)	2,600	22,401
Dollarama, Inc.	4,400	201,400
Emera, Inc. (B)	3,400	154,256
Empire Co. Ltd., Class A	2,500	78,856
Enbridge, Inc.	28,506	1,141,298
Fairfax Financial Holdings Ltd.	458	200,846
First Capital, REIT	1,600	22,717
First Quantum Minerals Ltd.	10,030	231,169
Fortis, Inc.	6,300	278,865
Franco-Nevada Corp.	2,700	391,822
George Weston Ltd.	1,443	137,537
Gildan Activewear, Inc. (B)	3,000	110,697
Great-West Lifeco, Inc.	4,100	121,783
H&R, REIT	1,900	24,524
Hydro One Ltd. (G)	4,500	108,761
iA Financial Corp., Inc.	1,700	92,556
IGM Financial, Inc., Class B (B)	1,500	52,953
Imperial Oil Ltd. (B)	3,747	114,199
Intact Financial Corp.	1,900	258,131
Inter Pipeline Ltd.	5,700	92,655
Keyera Corp. (B)	3,000	80,615
Kinross Gold Corp.	17,800	112,865
Kirkland Lake Gold Ltd. (B)	3,900	150,293
Loblaw Cos. Ltd.	2,600	160,015
Lululemon Athletica, Inc. (A)	1,218	444,533
Lundin Mining Corp.	9,800	88,387
Magna International, Inc.	4,300	398,121
Manulife Financial Corp.	28,000	551,146
Methanex Corp. (B)	1,200	39,777
Metro, Inc.	3,600	172,594
National Bank of Canada	4,600	344,258
Nutrien Ltd. (B)	7,855	475,951
Onex Corp. (B)	1,500	108,918
Open Text Corp.	3,900	198,052
Parkland Corp. (B)	1,900	61,402
Pembina Pipeline Corp. (B)	7,700	244,678
Power Corp. of Canada (B)	7,700	243,374
PrairieSky Royalty Ltd. (B)	2,800	33,904
Quebecor, Inc., Class B	2,500	66,675
Restaurant Brands International, Inc.	4,100	264,171
RioCan, REIT	2,200	39,187
Rogers Communications, Inc., Class B	5,100	271,128
Royal Bank of Canada	20,400	2,066,825

	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
Saputo, Inc.	3,500	$ 104,384
Shaw Communications, Inc., Class B	6,800	196,989
Shopify, Inc., Class A (A)	1,700	2,486,188
SmartCentres, REIT	1,400	33,170
Sun Life Financial, Inc.	8,200	422,833
Suncor Energy, Inc. (B)	22,000	526,928
TC Energy Corp. (B)	13,100	648,237
Teck Resources Ltd., Class B	7,200	165,828
TELUS Corp.	6,000	134,560
Thomson Reuters Corp.	2,928	290,839
Toronto-Dominion Bank	25,900	1,815,048
West Fraser Timber Co. Ltd.	1,000	71,789
Wheaton Precious Metals Corp.	6,397	281,972
WSP Global, Inc. (B)	1,600	186,770

		27,408,725

Chile - 0.0% (F)
Antofagasta PLC	5,863	116,423

China - 0.0% (F)
BYD Co. Ltd., H Shares (B)	11,579	346,283
Dongfeng Motor Group Co. Ltd., H Shares	34,052	30,612
Great Wall Motor Co. Ltd., H Shares	42,320	136,810
Guangzhou Automobile Group Co. Ltd., H Shares	37,104	33,308
Yadea Group Holdings Ltd. (G)	13,248	28,495

		575,508

Denmark - 0.4%
Ambu A/S, B Shares	2,317	89,078
AP Moller - Maersk A/S, Class A	45	124,999
AP Moller - Maersk A/S, Class B	87	250,058
Carlsberg A/S, Class B	1,456	271,407
Chr Hansen Holding A/S	1,492	134,658
Coloplast A/S, Class B	1,680	275,658
Danske Bank A/S	9,753	171,615
Demant A/S (A)	1,531	86,178
DSV Panalpina A/S	2,927	682,597
Genmab A/S (A)	928	379,709
GN Store Nord A/S	1,810	158,105
H. Lundbeck A/S	986	31,366
Novo Nordisk A/S, Class B	24,349	2,039,939
Novozymes A/S, B Shares	2,943	221,831
Orsted A/S (G)	2,675	375,364
Pandora A/S	1,414	190,074
ROCKWOOL International A/S, B Shares	114	55,498
Tryg A/S	4,628	113,611
Vestas Wind Systems A/S	13,922	543,449

		6,195,194

Finland - 0.2%
Elisa OYJ	2,375	141,709
Fortum OYJ	7,417	204,565
Kesko OYJ, B Shares	4,561	168,465
Kone OYJ, Class B	5,676	463,046
Neste OYJ	7,065	432,605
Nokia OYJ (A)	94,420	505,549
Nordea Bank Abp	46,785	520,763
Orion OYJ, Class B	1,770	76,081
Sampo OYJ, A Shares	7,866	361,519
Stora Enso OYJ, R Shares	9,715	177,228

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Finland (continued)
UPM-Kymmene OYJ	8,913	$ 337,138
Wartsila OYJ Abp	7,411	109,977

		3,498,645

France - 2.8%
Accor SA (A)	34,687	1,295,187
Aeroports de Paris (A) (B)	19,365	2,522,381
Air Liquide SA	7,879	1,379,517
Airbus SE (A)	9,802	1,260,368
Alstom SA (A)	4,459	225,184
Amundi SA (G)	1,058	93,274
Arkema SA	1,161	145,650
Atos SE	1,654	100,611
AXA SA	32,632	827,458
BioMerieux	688	79,948
BNP Paribas SA	19,037	1,193,441
Bollore SA	14,782	79,225
Bouygues SA	3,895	144,051
Bureau Veritas SA (A)	4,921	155,680
Capgemini SE (B)	2,658	510,579
Carrefour SA	10,204	200,668
Cie de Saint-Gobain	8,525	561,427
Cie Generale des Etablissements Michelin SCA	2,835	452,135
CNP Assurances	2,965	50,451
Covivio, REIT	885	75,682
Credit Agricole SA	19,639	275,112
Danone SA	10,207	718,552
Dassault Aviation SA	42	49,403
Dassault Systemes SE	2,171	526,437
Edenred	4,102	233,713
Eiffage SA	12,833	1,305,596
Electricite de France SA	10,215	139,535
Engie SA	30,211	413,895
EssilorLuxottica SA	4,762	878,828
Eurazeo SE	654	56,998
Faurecia SE	2,418	118,552
Gecina SA, REIT (B)	776	118,882
Getlink SE	7,489	116,773
Hermes International	523	761,851
Iliad SA (B)	248	36,288
Ipsen SA	628	65,321
Kering SA	1,260	1,101,111
Klepierre SA, REIT	3,319	85,519
L’Oreal SA	4,176	1,860,846
La Francaise DES Jeux SAEM (G)	1,432	84,187
Legrand SA	4,440	469,930
LVMH Moet Hennessy Louis Vuitton SE	4,588	3,597,619
Natixis SA	15,888	75,357
Orange SA	33,490	381,819
Orpea SA (A)	860	109,368
Pernod Ricard SA	3,497	776,238
Publicis Groupe SA	3,737	239,016
Remy Cointreau SA	380	78,447
Renault SA (A)	3,232	130,625
Safran SA	5,374	745,040
Sanofi	18,885	1,978,636
Sartorius Stedim Biotech	453	214,267
Schneider Electric SE	8,969	1,411,051
SCOR SE (A)	2,666	84,784

	Shares	Value
COMMON STOCKS (continued)
France (continued)
SEB SA	417	$ 75,355
Societe Generale SA	13,599	400,868
Sodexo SA (A)	1,490	139,045
Suez SA (B)	5,770	137,178
Teleperformance	976	396,141
Thales SA	1,778	181,395
TotalEnergies SE (B)	42,645	1,929,358
Ubisoft Entertainment SA (A)	1,568	109,770
Unibail-Rodamco-Westfield, REIT (A)	2,339	202,436
Valeo SA	3,911	117,653
Veolia Environnement SA	8,979	271,175
Vinci SA	79,995	8,535,919
Vivendi SE (B)	13,782	462,969
Wendel SE	449	60,374
Worldline SA (A) (G)	3,919	366,831

		43,978,980

Germany - 1.8%
adidas AG	3,194	1,188,829
Allianz SE	6,889	1,717,863
BASF SE	15,430	1,215,595
Bayer AG	16,595	1,007,686
Bayerische Motoren Werke AG	9,887	1,047,027
Bechtle AG	457	84,887
Beiersdorf AG	1,683	203,054
Brenntag SE	2,547	236,837
Carl Zeiss Meditec AG	658	127,137
Commerzbank AG (A)	16,804	119,193
Continental AG (A)	1,861	273,584
Covestro AG (G)	3,079	198,829
Daimler AG	25,255	2,254,943
Delivery Hero SE (A) (G)	2,156	284,792
Deutsche Bank AG (A)	32,931	428,981
Deutsche Boerse AG	3,171	553,474
Deutsche Lufthansa AG (A) (B)	5,048	56,804
Deutsche Post AG	16,429	1,117,412
Deutsche Telekom AG	56,383	1,190,842
Deutsche Wohnen SE	5,707	349,046
E.ON SE	37,231	430,607
Evonik Industries AG	3,534	118,506
Fraport AG Frankfurt Airport Services Worldwide (A)	31,767	2,164,387
Fresenius Medical Care AG & Co. KGaA	3,523	292,585
Fresenius SE & Co. KGaA	6,994	364,857
GEA Group AG	2,580	104,503
Hannover Rueck SE	1,026	171,659
HeidelbergCement AG	2,484	213,070
HelloFresh SE (A)	2,334	226,883
Henkel AG & Co. KGaA	1,731	159,379
HOCHTIEF AG	414	31,791
Infineon Technologies AG	21,495	861,994
KION Group AG	1,204	128,317
Knorr-Bremse AG	1,213	139,517
LANXESS AG	1,381	94,681
LEG Immobilien SE	1,206	173,675
Merck KGaA	2,129	408,206
MTU Aero Engines AG	888	219,960
Muenchener Rueckversicherungs-Gesellschaft AG	2,358	645,736

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Nemetschek SE	955	$ 73,062
Puma SE	1,625	193,744
Rational AG	87	78,814
RWE AG	10,419	377,548
SAP SE	17,470	2,461,777
Scout24 AG (G)	1,504	126,833
Siemens AG	12,661	2,006,008
Siemens Healthineers AG (G)	4,430	271,469
Symrise AG	2,149	299,411
TeamViewer AG (A) (G)	2,733	102,794
Telefonica Deutschland Holding AG	17,008	44,872
Uniper SE	3,316	122,126
United Internet AG (H)	1,744	71,303
Volkswagen AG	943	309,507
Vonovia SE	8,988	581,048
Zalando SE (A) (G)	2,530	305,845

		28,033,289

Hong Kong - 0.5%
AIA Group Ltd.	156,812	1,948,966
ASM Pacific Technology Ltd.	3,994	54,116
Bank of East Asia Ltd.	16,736	31,082
BOC Hong Kong Holdings Ltd.	48,333	164,030
Brilliance China Automotive Holdings Ltd. (C)	25,300	23,787
Budweiser Brewing Co. APAC Ltd. (G)	21,806	68,808
CK Asset Holdings Ltd.	33,089	228,426
CK Hutchison Holdings Ltd.	34,747	270,751
CK Infrastructure Holdings Ltd.	8,440	50,329
CLP Holdings Ltd.	20,871	206,444
ESR Cayman Ltd. (A) (G)	24,394	82,316
Galaxy Entertainment Group Ltd. (A)	28,476	227,939
Geely Automobile Holdings Ltd.	74,357	234,152
Hang Lung Properties Ltd.	25,003	60,734
Hang Seng Bank Ltd.	9,896	197,683
Henderson Land Development Co. Ltd.	19,000	90,053
HK Electric Investments & HK Electric Investments Ltd.	34,144	34,609
HKT Trust & HKT Ltd.	48,960	66,715
Hong Kong & China Gas Co. Ltd.	143,964	223,614
Hong Kong Exchanges & Clearing Ltd.	15,558	927,353
Hongkong Land Holdings Ltd.	14,882	70,838
Jardine Matheson Holdings Ltd.	12,464	796,699
Link, REIT	26,605	257,850
Melco Resorts & Entertainment Ltd., ADR (A)	2,749	45,551
MTR Corp. Ltd.	19,679	109,619
New World Development Co. Ltd.	20,391	105,969
PCCW Ltd.	55,273	28,974
Power Assets Holdings Ltd.	17,462	107,165
Sino Land Co. Ltd.	41,976	66,173
SJM Holdings Ltd. (A)	25,816	28,196
Sun Hung Kai Properties Ltd.	17,094	254,727
Swire Pacific Ltd., Class A	6,529	44,273
Swire Properties Ltd.	14,963	44,614
Techtronic Industries Co. Ltd.	19,173	334,848
WH Group Ltd. (G)	121,560	109,281
Wharf Real Estate Investment Co. Ltd.	22,472	130,676
Xinyi Glass Holdings Ltd.	24,963	101,758

		7,829,118

	Shares	Value
COMMON STOCKS (continued)
Ireland - 0.5%
Accenture PLC, Class A	6,183	$ 1,822,687
Allegion PLC	898	125,091
Aptiv PLC (A)	2,617	411,733
CRH PLC	13,280	669,237
DCC PLC	1,450	118,702
Experian PLC	13,319	513,297
Flutter Entertainment PLC (A)	2,760	499,737
James Hardie Industries PLC, CDI	6,403	217,383
Jazz Pharmaceuticals PLC (A)	604	107,295
Kerry Group PLC, Class A	2,683	374,765
Kingspan Group PLC	2,600	245,526
Medtronic PLC	13,221	1,641,123
Seagate Technology Holdings PLC	2,257	198,458
Smurfit Kappa Group PLC	4,111	223,014
Trane Technologies PLC	2,357	434,018

		7,602,066

Isle of Man - 0.0% (F)
Entain PLC (A)	8,486	204,899

Israel - 0.0% (F)
SolarEdge Technologies, Inc. (A)	506	139,843

Italy - 0.5%
Amplifon SpA	2,066	102,008
Assicurazioni Generali SpA	18,429	369,411
Atlantia SpA (A)	114,017	2,064,438
Davide Campari-Milano NV	9,743	130,488
DiaSorin SpA	411	77,731
Enel SpA	134,165	1,245,963
Eni SpA	42,779	520,948
Ferrari NV	3,693	761,942
FinecoBank Banca Fineco SpA (A)	10,154	176,989
Infrastrutture Wireless Italiane SpA (G)	5,543	62,519
Intesa Sanpaolo SpA	278,209	768,470
Mediobanca Banca di Credito Finanziario SpA (A)	10,269	119,938
Moncler SpA	3,198	216,373
Nexi SpA (A) (G)	7,037	154,450
Poste Italiane SpA (G)	8,693	114,931
Prysmian SpA	3,885	139,259
Recordati Industria Chimica e Farmaceutica SpA	1,728	98,761
Snam SpA	33,854	195,694
Telecom Italia SpA	242,548	123,830
Terna SpA	23,306	173,659
UniCredit SpA	36,139	426,376

		8,044,178

Japan - 0.2%
Honda Motor Co. Ltd.	20,519	655,677
Isuzu Motors Ltd.	6,988	92,276
Mazda Motor Corp. (A)	7,102	66,740
Nissan Motor Co. Ltd. (A)	29,250	145,151
Subaru Corp.	7,723	152,347
Suzuki Motor Corp.	4,643	196,469
Toyota Motor Corp.	26,702	2,333,826
Yamaha Motor Co. Ltd. (B)	3,549	96,476

		3,738,962

Jersey, Channel Islands - 0.0% (F)
Novocure Ltd. (A)	859	190,543

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Jordan - 0.0% (F)
Hikma Pharmaceuticals PLC	2,528	$ 85,536

Luxembourg - 0.1%
ArcelorMittal SA	12,071	369,996
Aroundtown SA	16,740	130,610
Eurofins Scientific SE (A)	2,181	249,302
SES SA	6,535	49,918
Tenaris SA	8,003	87,228

		887,054

Macau - 0.0% (F)
Sands China Ltd. (A)	31,987	134,716
Wynn Macau Ltd. (A)	20,550	32,343

		167,059

Mexico - 0.0% (F)
Fresnillo PLC	2,733	29,171

Netherlands - 1.1%
ABN AMRO Bank NV, CVA (A) (G)	7,116	85,998
Adyen NV (A) (G)	296	723,198
Akzo Nobel NV	3,210	396,612
Argenx SE (A)	728	220,209
ASM International NV	782	256,850
ASML Holding NV	6,922	4,755,578
EXOR NV	1,803	144,437
Heineken Holding NV	1,929	194,307
Heineken NV	4,342	526,179
ING Groep NV	66,659	880,516
JDE Peet’s NV (A) (B)	1,279	46,407
Just Eat Takeaway.com NV (A) (B) (G)	2,118	195,564
Koninklijke Ahold Delhaize NV	18,445	548,310
Koninklijke DSM NV	2,871	535,835
Koninklijke KPN NV	60,222	188,089
Koninklijke Philips NV	15,055	746,013
Koninklijke Vopak NV	1,168	53,044
NN Group NV	4,994	235,563
NXP Semiconductors NV	5,194	1,068,510
Prosus NV	8,363	817,808
QIAGEN NV (A)	3,838	185,495
Randstad NV	2,004	153,268
Royal Dutch Shell PLC, A Shares	60,992	1,220,668
Royal Dutch Shell PLC, B Shares	55,057	1,065,483
Stellantis NV	60,156	1,180,797
Topicus.com, Inc. (A)	645	46,856
Wolters Kluwer NV	4,457	447,736

		16,919,330

New Zealand - 0.1%
a2 Milk Co. Ltd. (A) (B)	10,490	47,221
Auckland International Airport Ltd. (A)	17,706	89,977
Fisher & Paykel Healthcare Corp. Ltd.	7,767	168,955
Mercury Ltd.	9,665	45,061
Meridian Energy Ltd.	17,629	65,680
Ryman Healthcare Ltd.	5,505	50,524
Spark New Zealand Ltd.	25,540	85,692
Xero Ltd. (A)	1,974	202,963

		756,073

Norway - 0.1%
Adevinta ASA, B Shares (A)	3,322	63,661
DnB ASA	12,891	280,872

	Shares	Value
COMMON STOCKS (continued)
Norway (continued)
Equinor ASA	13,543	$ 286,553
Gjensidige Forsikring ASA	2,772	61,105
Mowi ASA	6,091	154,925
Norsk Hydro ASA	18,637	118,920
Orkla ASA	10,409	106,022
Schibsted ASA, B Shares	1,359	56,600
Schibsted ASA, Class A	1,048	50,586
Telenor ASA	9,697	163,416
Yara International ASA	2,415	127,115

		1,469,775

Portugal - 0.0% (F)
EDP - Energias de Portugal SA	45,629	241,847
Galp Energia SGPS SA	8,487	92,101
Jeronimo Martins SGPS SA	4,149	75,665

		409,613

Republic of South Africa - 0.0% (F)
Thungela Resources Ltd. (A) (B)	1,924	5,296

Singapore - 0.2%
Ascendas, REIT	46,600	102,231
CapitaLand Integrated Commercial Trust, REIT	65,600	101,959
CapitaLand Ltd.	38,200	105,393
City Developments Ltd.	6,600	35,780
DBS Group Holdings Ltd.	26,100	578,598
Genting Singapore Ltd.	87,500	54,334
Keppel Corp. Ltd.	21,100	85,831
Mapletree Commercial Trust, REIT	31,200	50,117
Mapletree Logistics Trust, REIT	41,900	63,877
Oversea-Chinese Banking Corp. Ltd.	48,600	431,896
Singapore Airlines Ltd. (A)	19,400	69,971
Singapore Exchange Ltd.	11,600	96,444
Singapore Technologies Engineering Ltd.	22,700	65,330
Singapore Telecommunications Ltd.	118,300	201,463
Suntec, REIT	28,600	31,052
United Overseas Bank Ltd.	17,000	326,422
UOL Group Ltd.	6,700	36,372
Venture Corp. Ltd.	4,000	57,143
Wilmar International Ltd.	27,900	93,366

		2,587,579

Spain - 1.0%
ACS Actividades de Construccion y Servicios SA	4,039	108,189
Aena SME SA (A) (G)	40,997	6,723,067
Amadeus IT Group SA (A)	7,572	532,605
Banco Bilbao Vizcaya Argentaria SA (A)	111,810	693,122
Banco Santander SA (A)	292,570	1,116,893
CaixaBank SA (B)	74,639	229,577
Cellnex Telecom SA (G)	7,487	476,911
Enagas SA (B)	4,224	97,593
Endesa SA (B)	5,245	127,246
Ferrovial SA	93,434	2,742,037
Grifols SA (B)	5,059	137,010
Iberdrola SA	101,499	1,237,223
Industria de Diseno Textil SA	18,217	641,760
Melia Hotels International SA (A) (B)	30,043	222,291
Naturgy Energy Group SA	4,871	125,219
Red Electrica Corp. SA (B)	7,211	133,857
Repsol SA	25,545	319,680

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Siemens Gamesa Renewable Energy SA (A)	3,934	$ 131,359
Telefonica SA	85,207	398,176

		16,193,815

Sweden - 0.5%
Alfa Laval AB	4,543	160,474
Assa Abloy AB, B Shares	14,473	435,978
Atlas Copco AB, A Shares	9,696	593,672
Atlas Copco AB, B Shares	5,635	296,298
Autoliv, Inc.	805	78,697
Boliden AB	3,949	151,812
Electrolux AB, Series B	3,257	90,311
Epiroc AB, A Shares	9,324	212,451
Epiroc AB, B Shares	5,563	109,172
Epiroc AB, Class A (A)	193	4,398
Epiroc AB, Class B (A)	79	1,550
EQT AB	3,440	124,848
Essity AB, Class B	8,788	291,424
Evolution AB (G)	2,311	365,197
Fastighets AB Balder, B Shares (A)	1,462	91,737
H&M Hennes & Mauritz AB, B Shares (A)	11,601	275,178
Hexagon AB, B Shares	28,448	421,496
Husqvarna AB, B Shares	6,039	80,232
ICA Gruppen AB	1,452	67,577
Industrivarden AB, A Shares	1,543	60,003
Industrivarden AB, C Shares	2,306	84,392
Investment AB Latour, B Shares	2,138	70,150
Investor AB, B Shares	26,308	606,356
Kinnevik AB, Class B (A)	3,493	139,833
L E Lundbergforetagen AB, B Shares	1,097	70,782
Lundin Energy AB (B)	2,683	94,929
Nibe Industrier AB, B Shares	18,013	189,473
Sandvik AB	16,302	416,403
Securitas AB, B Shares	4,521	71,369
Skandinaviska Enskilda Banken AB, Class A	23,501	303,576
Skanska AB, B Shares	4,912	130,289
SKF AB, B Shares	5,509	140,266
Svenska Cellulosa AB SCA, Class B	8,749	143,379
Svenska Handelsbanken AB, A Shares	22,466	253,481
Swedbank AB, A Shares	13,076	243,304
Swedish Match AB	23,421	199,725
Tele2 AB, B Shares (B)	7,232	98,533
Telefonaktiebolaget LM Ericsson, B Shares	42,147	529,712
Telia Co. AB	35,432	157,244
Volvo AB, B Shares (B)	20,564	494,751

		8,350,452

Switzerland - 1.7%
ABB Ltd.	25,849	876,952
Adecco Group AG	2,174	147,698
Alcon, Inc.	6,897	482,883
Baloise Holding AG	650	101,373
Banque Cantonale Vaudoise	423	37,991
Barry Callebaut AG	50	116,185
Chocoladefabriken Lindt & Spruengli AG	16	348,738
Chubb Ltd.	4,428	703,786
Cie Financiere Richemont SA	7,321	885,799
Clariant AG	2,794	55,563
Coca-Cola HBC AG	2,936	106,164

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Credit Suisse Group AG	34,332	$ 359,628
EMS-Chemie Holding AG (B)	114	111,998
Garmin Ltd.	1,402	202,785
Geberit AG	519	389,285
Givaudan SA	130	604,583
Glencore PLC (A)	148,363	635,086
Holcim Ltd. (A)	7,343	440,461
Julius Baer Group Ltd.	3,140	204,910
Kuehne & Nagel International AG	757	259,029
Logitech International SA	2,306	279,387
Lonza Group AG	1,044	739,968
Nestle SA	40,409	5,032,072
Novartis AG	31,142	2,838,037
Partners Group Holding AG	261	395,343
Roche Holding AG	10,303	3,894,456
Schindler Holding AG	853	257,061
SGS SA	85	262,189
Siemens Energy AG (A)	6,693	201,739
Sika AG (B)	1,989	650,281
Sonova Holding AG	768	288,856
STMicroelectronics NV	10,400	377,415
Straumann Holding AG	145	231,154
Swatch Group AG	1,143	187,904
Swiss Life Holding AG	427	207,489
Swiss Prime Site AG	1,065	105,665
Swiss Re AG	4,008	361,619
Swisscom AG	363	207,227
TE Connectivity Ltd.	3,217	434,971
Temenos AG	936	150,326
UBS Group AG	51,421	786,946
Vifor Pharma AG	638	82,573
Zurich Insurance Group AG	2,110	846,508

		25,890,083

United Kingdom - 2.5%
3i Group PLC	13,866	224,991
Admiral Group PLC	2,792	121,427
Amcor PLC	15,341	175,808
Anglo American PLC	18,607	739,355
Ashtead Group PLC	6,445	478,220
Associated British Foods PLC	5,275	161,699
AstraZeneca PLC	19,078	2,291,496
Auto Trader Group PLC (A) (G)	14,066	123,244
AVEVA Group PLC	1,653	84,787
Aviva PLC	57,700	323,975
BAE Systems PLC	47,201	340,830
Barclays PLC	258,245	611,292
Barratt Developments PLC	14,907	143,356
Berkeley Group Holdings PLC	1,833	116,510
BP PLC	301,321	1,312,975
British American Tobacco PLC	33,542	1,299,162
British Land Co. PLC, REIT	13,041	89,278
BT Group PLC (A)	139,067	373,200
Bunzl PLC	4,923	162,691
Burberry Group PLC (A)	6,212	177,533
CNH Industrial NV	17,020	281,027
Coca-Cola Europacific Partners PLC	3,353	198,900
Compass Group PLC (A)	25,738	541,883
Croda International PLC	2,027	206,595

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Diageo PLC	34,143	$ 1,634,631
Direct Line Insurance Group PLC	19,767	77,929
Evraz PLC	7,497	61,394
Ferguson PLC	3,278	455,713
G4S PLC (C)	27,853	94,396
GlaxoSmithKline PLC	73,159	1,436,445
Halma PLC	5,529	205,891
Hargreaves Lansdown PLC	5,134	112,849
HSBC Holdings PLC	298,258	1,721,697
IHS Markit Ltd.	3,800	428,108
Imperial Brands PLC	14,023	302,027
Informa PLC (A)	21,847	151,588
InterContinental Hotels Group PLC (A)	21,441	1,426,614
Intertek Group PLC	2,340	179,002
J Sainsbury PLC	26,003	97,766
JD Sports Fashion PLC	7,512	95,496
Johnson Matthey PLC	2,847	121,023
Kingfisher PLC	30,947	156,039
Land Securities Group PLC, REIT	10,371	96,894
Legal & General Group PLC	88,769	316,318
Liberty Global PLC, Class A (A)	1,594	43,293
Liberty Global PLC, Class C (A)	3,620	97,885
Linde PLC	5,167	1,493,780
Lloyds Banking Group PLC	1,041,466	672,644
London Stock Exchange Group PLC	4,568	503,617
M&G PLC	36,403	115,265
Melrose Industries PLC	71,471	153,341
Mondi PLC	7,074	186,022
National Grid PLC	51,371	654,334
Natwest Group PLC	70,985	199,529
Next PLC (A)	1,934	210,172
NMC Health PLC (A) (C) (D) (I)	77,617	0
Ocado Group PLC (A)	6,954	192,678
Pearson PLC	11,091	127,340
Pentair PLC	1,617	109,131
Persimmon PLC	4,696	192,151
Phoenix Group Holdings PLC	8,051	75,330
Prudential PLC	39,184	744,481
Reckitt Benckiser Group PLC	10,337	914,718
RELX PLC	28,178	748,000
Rentokil Initial PLC	27,207	186,295
Rio Tinto PLC	40,365	3,321,737
Rolls-Royce Holdings PLC (A)	121,545	166,317
Sage Group PLC	15,938	150,846
Schroders PLC	1,844	89,610
Segro PLC, REIT	17,385	263,213
Severn Trent PLC	3,476	120,257
Smith & Nephew PLC	12,790	276,444
Smiths Group PLC	5,775	127,018
Spirax-Sarco Engineering PLC	1,073	202,085
SSE PLC	14,912	309,520
St. James’s Place PLC	7,879	160,979
Standard Chartered PLC	39,521	252,026
Standard Life Aberdeen PLC	32,692	122,554
Taylor Wimpey PLC	53,430	117,479
Tesco PLC	113,293	349,403
Unilever PLC	38,157	2,232,967
United Utilities Group PLC	9,900	133,441

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Vodafone Group PLC	395,075	$ 663,132
Whitbread PLC (A)	21,239	917,241
Willis Towers Watson PLC	1,278	293,966
WM Morrison Supermarkets PLC	35,668	121,721
WPP PLC	17,930	241,627

		38,005,643

United States - 30.7%
10X Genomics, Inc., Class A (A)	616	120,625
3M Co.	5,632	1,118,684
A.O. Smith Corp.	1,315	94,759
Abbott Laboratories	17,425	2,020,080
AbbVie, Inc.	17,293	1,947,884
ABIOMED, Inc. (A)	449	140,137
Activision Blizzard, Inc.	7,610	726,298
Adobe, Inc. (A)	4,696	2,750,165
Advance Auto Parts, Inc.	669	137,239
Advanced Micro Devices, Inc. (A)	11,954	1,122,839
AES Corp.	6,555	170,889
Aflac, Inc.	6,562	352,117
Agilent Technologies, Inc.	3,024	446,977
AGNC Investment Corp., REIT	5,305	89,601
Air Products & Chemicals, Inc.	2,166	623,115
Airbnb, Inc., Class A (A)	523	80,092
Akamai Technologies, Inc. (A)	1,604	187,026
Alaska Air Group, Inc. (A)	7,051	425,246
Albemarle Corp.	1,102	185,643
Alexandria Real Estate Equities, Inc., REIT	1,333	242,526
Alexion Pharmaceuticals, Inc. (A)	2,158	396,446
Align Technology, Inc. (A)	733	447,863
Alleghany Corp. (A)	139	92,723
Allegiant Travel Co. (A)	911	176,734
Alliant Energy Corp.	2,454	136,835
Allstate Corp.	2,966	386,885
Ally Financial, Inc.	3,621	180,471
Alnylam Pharmaceuticals, Inc. (A)	1,170	198,338
Alphabet, Inc., Class A (A)	2,957	7,220,373
Alphabet, Inc., Class C (A)	2,926	7,333,492
Altice USA, Inc., Class A (A)	2,280	77,839
Altria Group, Inc.	18,270	871,114
Amazon.com, Inc. (A)	4,204	14,462,433
AMERCO	95	55,993
Ameren Corp.	2,436	194,977
American Electric Power Co., Inc.	4,893	413,899
American Express Co.	6,721	1,110,511
American Financial Group, Inc.	722	90,048
American International Group, Inc.	8,452	402,315
American Tower Corp., REIT	4,395	1,187,265
American Water Works Co., Inc.	1,783	274,814
Ameriprise Financial, Inc.	1,159	288,452
AmerisourceBergen Corp.	1,522	174,254
AMETEK, Inc.	2,245	299,708
Amgen, Inc.	5,744	1,400,100
Amphenol Corp., Class A	5,832	398,967
Analog Devices, Inc.	3,607	620,981
Annaly Capital Management, Inc., REIT	13,607	120,830
ANSYS, Inc. (A)	838	290,836
Anthem, Inc.	2,442	932,356
Aon PLC, Class A	2,264	540,553

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Apollo Global Management, Inc. (B)	1,697	$ 105,553
Apple, Inc.	165,422	22,656,197
Applied Materials, Inc.	8,683	1,236,459
Aramark	2,220	82,695
Archer-Daniels-Midland Co.	5,485	332,391
Arista Networks, Inc. (A)	556	201,444
Arrow Electronics, Inc. (A)	730	83,096
Arthur J Gallagher & Co.	1,881	263,490
Assurant, Inc.	579	90,428
AT&T, Inc.	70,531	2,029,882
Atmos Energy Corp.	1,243	119,465
Autodesk, Inc. (A)	2,153	628,461
Automatic Data Processing, Inc.	4,217	837,581
AutoZone, Inc. (A)	228	340,226
Avalara, Inc. (A)	784	126,851
AvalonBay Communities, Inc., REIT	1,370	285,905
Avantor, Inc. (A)	5,141	182,557
Avery Dennison Corp.	817	171,766
Axalta Coating Systems Ltd. (A)	2,037	62,108
Baker Hughes Co.	6,701	153,252
Ball Corp.	3,223	261,127
Bank of America Corp.	276,779	11,411,598
Bank of New York Mellon Corp.	7,836	401,438
Bausch Health Cos., Inc. (A)	4,500	132,067
Baxter International, Inc.	5,065	407,733
Becton Dickinson & Co.	2,850	693,092
Berkshire Hathaway, Inc., Class B (A)	13,451	3,738,302
Best Buy Co., Inc.	2,249	258,590
Bio-Rad Laboratories, Inc., Class A (A)	221	142,388
Biogen, Inc. (A)	1,497	518,366
BioMarin Pharmaceutical, Inc. (A)	1,781	148,607
Black Knight, Inc. (A)	1,566	122,117
BlackRock, Inc.	1,489	1,302,830
Blackstone Group, Inc., Class A	6,587	639,861
Boeing Co. (A)	5,173	1,239,244
Booking Holdings, Inc. (A)	399	873,048
Booz Allen Hamilton Holding Corp.	1,337	113,886
BorgWarner, Inc.	2,389	115,962
Boston Properties, Inc., REIT	1,451	166,270
Boston Scientific Corp. (A)	14,070	601,633
Bristol-Myers Squibb Co.	22,270	1,488,081
Broadcom, Inc.	3,925	1,871,597
Broadridge Financial Solutions, Inc.	1,140	184,144
Brown & Brown, Inc.	2,354	125,092
Brown-Forman Corp., Class B	3,041	227,893
Bunge Ltd.	1,370	107,066
Burlington Stores, Inc. (A)	641	206,396
Cable One, Inc.	48	91,815
Cabot Oil & Gas Corp.	70,376	1,228,765
Cadence Design Systems, Inc. (A)	2,727	373,108
Camden Property Trust, REIT	957	126,965
Campbell Soup Co.	1,787	81,469
Capital One Financial Corp.	4,467	691,000
Cardinal Health, Inc.	2,879	164,362
Carlyle Group, Inc.	1,381	64,189
CarMax, Inc. (A)	1,598	206,382
Carnival Corp. (A)	77,574	2,044,851
Carrier Global Corp.	8,001	388,849

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Carvana Co. (A)	619	$ 186,827
Catalent, Inc. (A)	1,633	176,560
Caterpillar, Inc.	5,337	1,161,491
Cboe Global Markets, Inc.	1,047	124,645
CBRE Group, Inc., Class A (A)	3,271	280,423
CDW Corp.	1,396	243,811
Celanese Corp.	1,144	173,430
Centene Corp. (A)	5,783	421,754
CenterPoint Energy, Inc.	5,359	131,403
Ceridian HCM Holding, Inc. (A)	1,297	124,408
Cerner Corp.	3,017	235,809
CF Industries Holdings, Inc.	2,136	109,897
CH Robinson Worldwide, Inc.	1,332	124,768
Charles Schwab Corp.	14,938	1,087,636
Charter Communications, Inc., Class A (A)	1,369	987,665
Cheniere Energy, Inc. (A)	2,231	193,517
Chevron Corp.	19,114	2,002,000
Chewy, Inc., Class A (A) (B)	759	60,500
Chipotle Mexican Grill, Inc. (A)	261	404,639
Choice Hotels International, Inc.	5,494	653,017
Church & Dwight Co., Inc.	2,442	208,107
Cigna Corp.	3,534	837,805
Cincinnati Financial Corp.	1,499	174,813
Cintas Corp.	868	331,576
Cisco Systems, Inc.	41,182	2,182,646
CIT Group, Inc.	1,836	94,719
Citigroup, Inc.	70,922	5,017,731
Citizens Financial Group, Inc.	14,022	643,189
Citrix Systems, Inc.	1,150	134,861
Clorox Co.	1,246	224,168
Cloudflare, Inc., Class A (A)	1,961	207,552
CME Group, Inc.	3,506	745,656
CMS Energy Corp.	2,808	165,897
Coca-Cola Co.	40,169	2,173,545
Cognex Corp.	1,706	143,389
Cognizant Technology Solutions Corp., Class A	5,249	363,546
Colgate-Palmolive Co.	8,056	655,356
Comcast Corp., Class A	44,509	2,537,903
Comerica, Inc.	3,216	229,429
Conagra Brands, Inc.	4,814	175,133
ConocoPhillips	208,575	12,702,217
Consolidated Edison, Inc.	3,297	236,461
Constellation Brands, Inc., Class A	1,674	391,532
Cooper Cos., Inc.	525	208,042
Copart, Inc. (A)	2,075	273,547
Corning, Inc.	7,444	304,460
Corteva, Inc.	7,356	326,239
CoStar Group, Inc. (A)	3,900	322,998
Costco Wholesale Corp.	4,322	1,710,086
Coupa Software, Inc. (A)	688	180,332
Crowdstrike Holdings, Inc., Class A (A)	1,759	442,054
Crown Castle International Corp., REIT	4,253	829,760
Crown Holdings, Inc.	1,319	134,815
CSX Corp.	22,512	722,185
Cummins, Inc.	1,444	352,062
CVS Health Corp.	12,819	1,069,617
D.R. Horton, Inc.	3,362	303,824
Danaher Corp.	6,287	1,687,179

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Darden Restaurants, Inc.	1,270	$ 185,407
Datadog, Inc., Class A (A)	1,703	177,248
DaVita, Inc. (A)	770	92,731
Deere & Co.	2,933	1,034,498
Dell Technologies, Inc., Class C (A)	2,414	240,603
Delta Air Lines, Inc. (A)	33,058	1,430,089
DENTSPLY SIRONA, Inc.	2,130	134,744
Devon Energy Corp.	93,040	2,715,838
DexCom, Inc. (A)	951	406,077
Digital Realty Trust, Inc., REIT	2,778	417,978
Discover Financial Services	2,998	354,633
Discovery, Inc., Class A (A) (B)	1,553	47,646
Discovery, Inc., Class C (A)	2,999	86,911
DISH Network Corp., Class A (A)	2,378	99,400
DocuSign, Inc. (A)	1,737	485,613
Dollar General Corp.	2,470	534,483
Dollar Tree, Inc. (A)	2,321	230,940
Dominion Energy, Inc.	8,025	590,399
Domino’s Pizza, Inc.	391	182,398
Dover Corp.	1,407	211,894
Dow, Inc.	7,317	463,020
DraftKings, Inc., Class A (A) (B)	1,713	89,367
Dropbox, Inc., Class A (A)	3,136	95,052
DTE Energy Co.	1,895	245,592
Duke Energy Corp.	7,273	717,991
Duke Realty Corp., REIT	3,699	175,148
DuPont de Nemours, Inc.	5,162	399,590
Dynatrace, Inc. (A)	1,798	105,039
East West Bancorp, Inc.	2,977	213,421
Eastman Chemical Co.	1,325	154,694
Eaton Corp. PLC	3,933	582,792
eBay, Inc.	6,751	473,988
Ecolab, Inc.	2,511	517,191
Edison International	3,689	213,298
Edwards Lifesciences Corp. (A)	6,131	634,988
Elanco Animal Health, Inc. (A)	4,081	141,570
Electronic Arts, Inc.	2,868	412,504
Eli Lilly & Co.	8,576	1,968,364
Emerson Electric Co.	5,919	569,645
Empire State Realty Trust, Inc., Class A, REIT (B)	59,912	718,944
Enphase Energy, Inc. (A)	1,170	214,847
Entergy Corp.	1,967	196,110
EOG Resources, Inc.	5,834	486,789
EPAM Systems, Inc. (A)	549	280,517
Equifax, Inc.	1,203	288,131
Equinix, Inc., REIT	880	706,288
Equitable Holdings, Inc.	3,941	120,003
Equity Lifestyle Properties, Inc., REIT	1,700	126,327
Equity Residential, REIT	3,647	280,819
Erie Indemnity Co., Class A	249	48,144
Essential Utilities, Inc.	2,296	104,927
Essex Property Trust, Inc., REIT	643	192,906
Estee Lauder Cos., Inc., Class A	2,232	709,955
Etsy, Inc. (A)	1,244	256,065
Evergy, Inc.	2,234	135,001
Eversource Energy	3,344	268,323
Exact Sciences Corp. (A)	1,583	196,783
Exelon Corp.	9,551	423,205

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Expedia Group, Inc. (A)	1,312	$ 214,788
Expeditors International of Washington, Inc.	1,657	209,776
Extra Space Storage, Inc., REIT	1,266	207,396
Exxon Mobil Corp.	41,988	2,648,603
F5 Networks, Inc. (A)	601	112,183
Facebook, Inc., Class A (A)	23,579	8,198,654
FactSet Research Systems, Inc.	372	124,847
Fair Isaac Corp. (A)	286	143,766
Fastenal Co.	5,623	292,396
FedEx Corp.	2,420	721,959
Fidelity National Financial, Inc.	2,740	119,080
Fidelity National Information Services, Inc.	6,063	858,945
Fieldwood Energy, Inc. (C) (D) (E)	7,771	8
Fifth Third Bancorp	22,342	854,135
First Republic Bank	5,378	1,006,600
FirstEnergy Corp.	5,288	196,766
Fiserv, Inc. (A)	5,622	600,936
FleetCor Technologies, Inc. (A)	820	209,969
FMC Corp.	1,281	138,604
Ford Motor Co. (A)	87,537	1,300,800
Fortinet, Inc. (A)	1,351	321,795
Fortive Corp.	2,974	207,407
Fortune Brands Home & Security, Inc.	1,342	133,677
Fox Corp., Class A	3,257	120,932
Fox Corp., Class B	1,623	57,130
Franklin Resources, Inc.	2,931	93,763
Freeport-McMoRan, Inc.	14,424	535,275
Gartner, Inc. (A)	878	212,652
Generac Holdings, Inc. (A)	604	250,751
General Dynamics Corp.	15,723	2,960,012
General Electric Co.	86,173	1,159,889
General Mills, Inc.	6,005	365,885
General Motors Co. (A)	28,955	1,713,267
Genuine Parts Co.	1,406	177,817
Gilead Sciences, Inc.	12,293	846,496
Global Payments, Inc.	2,951	553,431
Globe Life, Inc.	973	92,678
GoDaddy, Inc., Class A (A)	1,655	143,919
Goldman Sachs Group, Inc.	3,219	1,221,707
Guidewire Software, Inc. (A)	819	92,318
Halliburton Co.	8,782	203,040
Hartford Financial Services Group, Inc.	3,483	215,842
Hasbro, Inc.	1,265	119,568
HCA Healthcare, Inc.	2,632	544,140
Healthpeak Properties, Inc., REIT	5,292	176,171
HEICO Corp.	422	58,835
HEICO Corp., Class A	705	87,547
Henry Schein, Inc. (A)	1,404	104,163
Hershey Co.	1,443	251,342
Hess Corp.	46,865	4,092,252
Hewlett Packard Enterprise Co.	12,583	183,460
Hilton Worldwide Holdings, Inc. (A)	32,497	3,919,788
Hologic, Inc. (A)	2,549	170,069
Home Depot, Inc.	10,426	3,324,747
Honeywell International, Inc.	6,836	1,499,477
Horizon Therapeutics PLC (A)	2,153	201,607
Hormel Foods Corp.	2,926	139,717
Host Hotels & Resorts, Inc., REIT (A)	6,896	117,853

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Howmet Aerospace, Inc. (A)	3,797	$ 130,883
HP, Inc.	13,506	407,746
HubSpot, Inc. (A)	430	250,570
Humana, Inc.	1,304	577,307
Huntington Bancshares, Inc.	30,598	436,633
Huntington Ingalls Industries, Inc.	2,329	490,837
Hyatt Hotels Corp., Class A (A)	12,625	980,205
IAC / InterActiveCorp (A)	788	121,486
IDEX Corp.	743	163,497
IDEXX Laboratories, Inc. (A)	837	528,607
Illinois Tool Works, Inc.	3,094	691,695
Illumina, Inc. (A)	1,436	679,530
Incyte Corp. (A)	1,841	154,883
Ingersoll Rand, Inc. (A)	3,475	169,615
Insulet Corp. (A)	630	172,941
Intel Corp.	40,329	2,264,070
Intercontinental Exchange, Inc.	5,519	655,105
International Business Machines Corp.	8,717	1,277,825
International Flavors & Fragrances, Inc.	2,177	325,244
International Paper Co.	3,667	224,824
Interpublic Group of Cos., Inc.	3,794	123,267
Intuit, Inc.	2,585	1,267,089
Intuitive Surgical, Inc. (A)	1,155	1,062,184
Invesco Ltd.	3,807	101,761
Invitation Homes, Inc., REIT	5,504	205,244
Ionis Pharmaceuticals, Inc. (A)	1,324	52,814
IPG Photonics Corp. (A)	360	75,877
IQVIA Holdings, Inc. (A)	1,882	456,046
Iron Mountain, Inc., REIT (B)	2,818	119,258
J.M. Smucker Co.	1,133	146,803
Jack Henry & Associates, Inc.	752	122,960
Jacobs Engineering Group, Inc.	1,266	168,910
JB Hunt Transport Services, Inc.	827	134,760
JetBlue Airways Corp. (A)	15,548	260,895
Johnson & Johnson	26,021	4,286,700
Johnson Controls International PLC	7,087	486,381
JPMorgan Chase & Co.	102,618	15,961,204
Juniper Networks, Inc.	3,222	88,122
Kansas City Southern	923	261,551
Kellogg Co.	2,527	162,562
Keurig Dr. Pepper, Inc.	5,542	195,300
KeyCorp	30,874	637,548
Keysight Technologies, Inc. (A)	1,806	278,864
Kimberly-Clark Corp.	3,352	448,431
Kinder Morgan, Inc.	20,222	368,647
KKR & Co., Inc.	4,999	296,141
KLA Corp.	1,488	482,424
Knight-Swift Transportation Holdings, Inc.	1,239	56,325
Kraft Heinz Co.	6,568	267,843
Kroger Co.	7,574	290,160
L3 Harris Technologies, Inc.	11,696	2,528,090
Laboratory Corp. of America Holdings (A)	953	262,885
Lam Research Corp.	1,365	888,205
Lamb Weston Holdings, Inc.	1,431	115,424
Las Vegas Sands Corp. (A)	3,386	178,408
Lear Corp.	551	96,579
Leidos Holdings, Inc.	1,323	133,755
Lennar Corp., Class A	2,661	264,370

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Lennox International, Inc.	335	$ 117,518
Liberty Broadband Corp., Class A (A)	247	41,538
Liberty Broadband Corp., Class C (A)	1,562	271,257
Liberty Media Corp. - Liberty Formula One, Class C (A)	1,989	95,890
Liberty Media Corp. - Liberty SiriusXM, Class A (A)	844	39,314
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	1,704	79,049
Lincoln National Corp.	1,890	118,768
Live Nation Entertainment, Inc. (A)	1,567	137,254
LKQ Corp. (A)	2,797	137,668
Lockheed Martin Corp.	15,544	5,881,072
Loews Corp.	2,421	132,308
Lowe’s Cos., Inc.	7,026	1,362,833
Lumen Technologies, Inc.	9,080	123,397
LyondellBasell Industries NV, Class A	2,629	270,445
M&T Bank Corp.	3,765	547,092
Marathon Petroleum Corp.	6,407	387,111
Markel Corp. (A)	135	160,206
MarketAxess Holdings, Inc.	376	174,310
Marriott International, Inc., Class A (A)	38,704	5,283,870
Marriott Vacations Worldwide Corp. (A)	4,170	664,281
Marsh & McLennan Cos., Inc.	4,984	701,149
Martin Marietta Materials, Inc.	611	214,956
Marvell Technology, Inc.	7,811	455,616
Masco Corp.	2,538	149,514
Masimo Corp. (A)	517	125,347
Mastercard, Inc., Class A	8,724	3,185,045
Match Group, Inc. (A)	2,519	406,189
Maxim Integrated Products, Inc.	2,604	274,357
McCormick & Co., Inc.	2,453	216,649
McDonald’s Corp.	7,329	1,692,926
McKesson Corp.	1,579	301,968
Medical Properties Trust, Inc., REIT	5,623	113,022
Merck & Co., Inc.	25,044	1,947,672
MetLife, Inc.	7,513	449,653
Mettler-Toledo International, Inc. (A)	235	325,555
MGM Resorts International	4,607	196,489
Microchip Technology, Inc.	2,520	377,345
Micron Technology, Inc. (A)	10,828	920,163
Microsoft Corp.	69,663	18,871,707
Mid-America Apartment Communities, Inc., REIT	1,126	189,641
Moderna, Inc. (A)	2,732	641,965
Mohawk Industries, Inc. (A)	587	112,816
Molina Healthcare, Inc. (A)	581	147,028
Molson Coors Beverage Co., Class B (A)	1,861	99,917
Mondelez International, Inc., Class A	14,105	880,716
MongoDB, Inc. (A) (B)	527	190,521
Monolithic Power Systems, Inc.	414	154,608
Monster Beverage Corp. (A)	3,915	357,635
Moody’s Corp.	1,651	598,273
Mosaic Co.	3,566	113,791
Motorola Solutions, Inc.	1,677	363,657
MSCI, Inc.	814	433,927
Nasdaq, Inc.	1,127	198,127
NetApp, Inc.	2,164	177,058

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Netflix, Inc. (A)	4,352	$ 2,298,770
Neurocrine Biosciences, Inc. (A)	879	85,544
Newell Brands, Inc.	3,952	108,561
Newmont Corp.	7,897	500,512
News Corp., Class A	3,808	98,132
NextEra Energy, Inc.	19,169	1,404,704
NIKE, Inc., Class B	12,341	1,906,561
NiSource, Inc.	3,772	92,414
Nordson Corp.	539	118,316
Norfolk Southern Corp.	2,490	660,871
Northern Trust Corp.	1,944	224,765
Northrop Grumman Corp.	9,092	3,304,306
NortonLifeLock, Inc.	5,521	150,282
Norwegian Cruise Line Holdings Ltd. (A)	24,700	726,427
NRG Energy, Inc.	2,423	97,647
Nucor Corp.	2,884	276,662
NVIDIA Corp.	6,087	4,870,209
NVR, Inc. (A)	34	169,092
O’Reilly Automotive, Inc. (A)	713	403,708
Occidental Petroleum Corp.	9,356	292,562
OGE Energy Corp.	1,975	66,459
Okta, Inc. (A)	1,192	291,659
Old Dominion Freight Line, Inc.	909	230,704
Omega Healthcare Investors, Inc., REIT	2,214	80,346
Omnicom Group, Inc.	2,098	167,819
ON Semiconductor Corp. (A)	3,981	152,393
ONEOK, Inc.	4,383	243,870
Oracle Corp.	19,155	1,491,025
Organon & Co. (A)	2,504	75,771
Otis Worldwide Corp.	4,036	330,024
Owens Corning	1,036	101,424
PACCAR, Inc.	3,399	303,361
Packaging Corp. of America	933	126,347
Palo Alto Networks, Inc. (A)	948	351,755
Paramount Group, Inc., REIT	77,884	784,292
Parker-Hannifin Corp.	1,257	386,037
Paychex, Inc.	3,164	339,497
Paycom Software, Inc. (A)	484	175,919
PayPal Holdings, Inc. (A)	10,900	3,177,132
Peloton Interactive, Inc., Class A (A)	2,273	281,897
People’s United Financial, Inc.	8,026	137,566
PepsiCo, Inc.	13,602	2,015,408
PerkinElmer, Inc.	1,101	170,005
Pfizer, Inc.	54,701	2,142,091
PG&E Corp. (A) (B)	14,654	149,031
Philip Morris International, Inc.	15,357	1,522,032
Phillips 66	4,339	372,373
Pinnacle West Capital Corp.	1,103	90,413
Pinterest, Inc., Class A (A)	5,105	403,040
Pioneer Natural Resources Co.	34,318	5,577,361
Plug Power, Inc. (A)	4,446	152,009
PNC Financial Services Group, Inc.	13,997	2,670,068
Pool Corp.	390	178,877
PPD, Inc. (A)	1,213	55,907
PPG Industries, Inc.	2,295	389,622
PPL Corp.	7,565	211,593
Principal Financial Group, Inc.	2,693	170,171
Procter & Gamble Co.	24,354	3,286,085

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Progressive Corp.	5,808	$ 570,404
Prologis, Inc., REIT	7,290	871,374
Prudential Financial, Inc.	3,877	397,276
PTC, Inc. (A)	1,094	154,538
Public Service Enterprise Group, Inc.	4,958	296,191
Public Storage, REIT	1,552	466,671
PulteGroup, Inc.	2,595	141,609
Qorvo, Inc. (A)	1,108	216,780
QUALCOMM, Inc.	10,945	1,564,369
Quest Diagnostics, Inc.	1,325	174,860
Raymond James Financial, Inc.	1,207	156,789
Raytheon Technologies Corp.	86,166	7,350,821
Realty Income Corp., REIT	3,474	231,855
Regency Centers Corp., REIT	1,677	107,445
Regeneron Pharmaceuticals, Inc. (A)	1,023	571,386
Regions Financial Corp.	30,002	605,440
Reinsurance Group of America, Inc.	673	76,722
Republic Services, Inc.	2,182	240,042
ResMed, Inc.	1,419	349,812
RingCentral, Inc., Class A (A)	752	218,516
Robert Half International, Inc.	1,120	99,646
Rockwell Automation, Inc.	1,138	325,491
Roku, Inc. (A)	1,044	479,457
Rollins, Inc.	2,177	74,453
Roper Technologies, Inc.	1,024	481,485
Ross Stores, Inc.	3,464	429,536
Royal Caribbean Cruises Ltd. (A)	19,143	1,632,515
Royalty Pharma PLC, Class A	1,729	70,872
RPM International, Inc.	1,260	111,737
S&P Global, Inc.	2,344	962,095
salesforce.com, Inc. (A)	8,846	2,160,812
Sarepta Therapeutics, Inc. (A) (B)	757	58,849
SBA Communications Corp., REIT	1,105	352,164
Schlumberger NV	13,774	440,906
Seagen, Inc. (A)	1,250	197,350
Sealed Air Corp.	1,525	90,356
SEI Investments Co.	1,208	74,860
Sempra Energy	2,840	376,243
Sensata Technologies Holding PLC (A)	1,537	89,100
ServiceNow, Inc. (A)	1,934	1,062,830
Sherwin-Williams Co.	2,390	651,156
Signature Bank	1,142	280,532
Simon Property Group, Inc., REIT	3,185	415,579
Sirius XM Holdings, Inc. (B)	10,418	68,134
Skyworks Solutions, Inc.	1,626	311,786
SL Green Realty Corp., REIT (B)	24,970	1,997,600
Slack Technologies, Inc., Class A (A)	4,511	199,837
Snap, Inc., Class A (A)	9,094	619,665
Snap-on, Inc.	502	112,162
Snowflake, Inc., Class A (A)	247	59,725
Southern Co.	10,359	626,823
Southwest Airlines Co. (A)	33,717	1,790,036
Splunk, Inc. (A)	1,593	230,316
Square, Inc., Class A (A)	3,796	925,465
SS&C Technologies Holdings, Inc.	2,250	162,135
Stanley Black & Decker, Inc.	1,557	319,169
Starbucks Corp.	11,557	1,292,188
State Street Corp.	3,476	286,005

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Steel Dynamics, Inc.	1,999	$ 119,140
STERIS PLC	841	173,498
Stryker Corp.	3,328	864,381
Sun Communities, Inc., REIT	1,061	181,855
Sunrun, Inc. (A) (B)	1,138	63,478
SVB Financial Group (A)	1,645	915,327
Synchrony Financial	5,101	247,501
Synopsys, Inc. (A)	1,480	408,169
Sysco Corp.	4,763	370,323
T-Mobile US, Inc. (A)	5,489	794,972
T. Rowe Price Group, Inc.	2,229	441,275
Take-Two Interactive Software, Inc. (A)	1,145	202,688
Target Corp.	4,846	1,171,472
Teladoc Health, Inc. (A)	1,159	192,730
Teledyne Technologies, Inc. (A)	364	152,454
Teleflex, Inc.	460	184,823
Teradyne, Inc.	1,608	215,408
Tesla, Inc. (A)	7,493	5,092,992
Texas Instruments, Inc.	8,962	1,723,393
Textron, Inc.	2,203	151,500
Thermo Fisher Scientific, Inc.	3,914	1,974,496
TJX Cos., Inc.	11,683	787,668
Tractor Supply Co.	1,130	210,248
Trade Desk, Inc., Class A (A)	4,240	328,006
Tradeweb Markets, Inc., Class A	894	75,597
TransDigm Group, Inc. (A)	501	324,292
TransUnion	1,862	204,466
Travelers Cos., Inc.	2,491	372,928
Trimble, Inc. (A)	2,457	201,056
Truist Financial Corp.	43,839	2,433,064
Twilio, Inc., Class A (A)	1,385	545,912
Twitter, Inc. (A)	7,857	540,640
Tyler Technologies, Inc. (A)	394	178,234
Tyson Foods, Inc., Class A	2,889	213,093
Uber Technologies, Inc. (A)	9,267	464,462
UDR, Inc., REIT	2,883	141,209
UGI Corp.	2,034	94,195
Ulta Beauty, Inc. (A)	522	180,492
Union Pacific Corp.	6,625	1,457,036
United Airlines Holdings, Inc. (A)	22,272	1,164,603
United Parcel Service, Inc., Class B	6,925	1,440,192
United Rentals, Inc. (A)	700	223,307
UnitedHealth Group, Inc.	9,311	3,728,497
Universal Health Services, Inc., Class B	759	111,140
US Bancorp	47,149	2,686,079
Vail Resorts, Inc. (A)	393	124,392
Valero Energy Corp.	4,061	317,083
Veeva Systems, Inc., Class A (A)	1,331	413,874
Ventas, Inc., REIT	3,625	206,988
VEREIT, Inc.	2,156	99,025
VeriSign, Inc. (A)	1,009	229,739
Verisk Analytics, Inc.	1,525	266,448
Verizon Communications, Inc.	40,870	2,289,946
Vertex Pharmaceuticals, Inc. (A)	2,571	518,391
VF Corp.	3,247	266,384
ViacomCBS, Inc., Class B	5,487	248,012
Viatris, Inc.	12,254	175,110
VICI Properties, Inc., REIT (B)	5,266	163,351

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Vimeo, Inc. (A)	1,279	$ 62,671
Visa, Inc., Class A	16,652	3,893,571
Vistra Corp.	4,315	80,043
VMware, Inc., Class A (A)	821	131,335
Vornado Realty Trust, REIT	68,654	3,204,082
Voya Financial, Inc.	1,235	75,953
Vulcan Materials Co.	1,308	227,684
W.R. Berkley Corp.	1,404	104,500
Walgreens Boots Alliance, Inc.	7,200	378,792
Walmart, Inc.	13,904	1,960,742
Walt Disney Co. (A)	17,782	3,125,542
Waste Connections, Inc.	2,591	309,443
Waste Management, Inc.	4,143	580,476
Waters Corp. (A)	601	207,712
Wayfair, Inc., Class A (A) (B)	690	217,840
WEC Energy Group, Inc.	3,124	277,880
Wells Fargo & Co.	134,467	6,090,010
Welltower, Inc., REIT	4,073	338,466
West Pharmaceutical Services, Inc.	728	261,425
Western Digital Corp. (A)	2,918	207,674
Western Union Co.	4,051	93,051
Westinghouse Air Brake Technologies Corp.	1,774	146,000
WestRock Co.	2,585	137,574
Weyerhaeuser Co., REIT	7,302	251,335
Whirlpool Corp.	612	133,428
Williams Cos., Inc.	11,998	318,547
Workday, Inc., Class A (A)	1,765	421,376
WP Carey, Inc., REIT	1,721	128,421
WW Grainger, Inc.	446	195,348
Wyndham Hotels & Resorts, Inc.	8,460	611,573
Wynn Resorts Ltd. (A)	1,007	123,156
Xcel Energy, Inc.	5,181	341,324
Xilinx, Inc.	2,424	350,607
XPO Logistics, Inc. (A)	884	123,663
Xylem, Inc.	1,772	212,569
Yum! Brands, Inc.	2,973	341,984
Zebra Technologies Corp., Class A (A)	516	273,217
Zendesk, Inc. (A)	1,155	166,713
Zillow Group, Inc., Class A (A)	587	71,925
Zillow Group, Inc., Class C (A) (B)	1,446	176,730
Zimmer Biomet Holdings, Inc.	2,039	327,912
Zions Bancorp NA	3,672	194,102
Zoetis, Inc.	4,690	874,028
Zoom Video Communications, Inc., Class A (A)	1,909	738,840
Zscaler, Inc. (A)	731	157,940

		478,141,575

Total Common Stocks (Cost $546,315,858)		754,445,547

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG, 2.36% (J)	1,696	152,436
Fuchs Petrolub SE, 2.25% (J)	1,165	56,665
Henkel AG & Co. KGaA, 2.13% (J)	2,965	313,042

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value

PREFERRED STOCKS (continued)
Germany (continued)
Porsche Automobil Holding SE, 2.41% (J)	4,513	$ 483,543
Sartorius AG, 0.17% (J)	575	299,313
Volkswagen AG, 2.31% (J)	5,440	1,362,342

Total Preferred Stocks (Cost $1,896,144)		2,667,341

WARRANT - 0.0% (F)
Canada - 0.0% (F)
Cenovus Energy, Inc., (A) (B) Exercise Price CAD 6.66, Expiration Date 01/01/2026	363	1,962

Total Warrant (Cost $1,356)		1,962

	Principal	Value
ASSET-BACKED SECURITIES - 0.3%
Ireland - 0.0% (F)
Small Business Origination Loan Trust DAC Series 2019-2, Class A, 1-Month GBP LIBOR + 1.20%, 1.26% (K), 03/15/2028 (H)	GBP 174,103	240,977

United States - 0.3%
American Credit Acceptance Receivables Trust Series 2020-2, Class C, 3.88%, 04/13/2026 (G)	$700,000	734,026
American Homes 4 Rent Trust Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (G)	225,000	241,700
CPS Auto Receivables Trust Series 2016-C, Class D, 5.92%, 06/15/2022 (G)	28,394	28,459
Exeter Automobile Receivables Trust Series 2018-2A, Class D, 4.04%, 03/15/2024 (G)	895,707	917,515
Flagship Credit Auto Trust Series 2020-2, Class C, 3.80%, 04/15/2026 (G)	500,000	524,769
Navient Private Education Loan Trust Series 2014-AA, Class A3, 1-Month LIBOR + 1.60%, 1.67% (K), 10/15/2031 (G)	421,000	428,086
SLM Private Education Loan Trust Series 2010-C, Class A5, 1-Month LIBOR + 4.75%, 4.82% (K), 10/15/2041 (G)	1,143,000	1,274,592
SMB Private Education Loan Trust Series 2019-A, Class A2A, 3.44%, 07/15/2036 (G)	249,692	261,821

		4,410,968

Total Asset-Backed Securities (Cost $4,432,058)		4,651,945

	Principal	Value
CONVERTIBLE BONDS - 0.0% (F)
India - 0.0% (F)
REI Agro Ltd.
5.50%, 11/13/2014 (A) (E) (H) (L)	$ 259,000	$ 2,489
5.50%, 11/13/2014 (A) (G) (L)	697,000	6,698

		9,187

Netherlands - 0.0% (F)
Bio City Development Co. BV 8.00%, 07/06/2021 (A) (C) (D) (G) (L)	2,400,000	186,000

Total Convertible Bonds (Cost $2,277,010)		195,187

CORPORATE DEBT SECURITIES - 11.2%
Australia - 0.6%
Australia & New Zealand Banking Group Ltd. Fixed until 11/25/2030, 2.57% (K), 11/25/2035 (G)	1,250,000	1,215,587
National Australia Bank Ltd. 0.63%, 08/30/2023 (H)	EUR 450,000	544,660
NBN Co. Ltd. 2.63%, 05/05/2031 (G)	$1,425,000	1,461,352
Quintis Australia Pty Ltd.
PIK Rate 0.00%, Cash Rate 12.00%, 10/01/2028 (C) (D) (E) (G) (M)	3,336,317	3,336,317
PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026 (C) (D) (E) (G) (M)	219,132	219,132
Transurban Finance Co. Pty Ltd. 2.00%, 08/28/2025 (H)	EUR 1,050,000	1,338,241
Westpac Banking Corp. Fixed until 11/15/2030, 2.67% (K), 11/15/2035	$1,250,000	1,229,525

		9,344,814

Belgium - 0.1%
Anheuser-Busch InBev SA 2.75%, 03/17/2036 (H)	EUR 1,470,000	2,109,268

Bermuda - 0.1%
Ooredoo International Finance Ltd. 2.63%, 04/08/2031 (G)	$810,000	819,493

Canada - 0.1%
Enbridge, Inc. 2.50%, 01/15/2025	1,775,000	1,860,020

Cayman Islands - 0.1%
Alibaba Group Holding Ltd. 2.13%, 02/09/2031	950,000	934,795

Colombia - 0.2%
Ecopetrol SA 5.88%, 09/18/2023	2,150,000	2,324,816

France - 0.7%
Banque Federative du Credit Mutuel SA
0.75%, 07/17/2025 (H)	EUR 1,000,000	1,221,944
1.25%, 12/05/2025 (H)	GBP 1,500,000	2,095,554
BNP Paribas SA 1.13%, 06/11/2026 (H)	EUR 1,000,000	1,235,599
BPCE SA 5.15%, 07/21/2024 (G)	$1,800,000	2,006,168
Orange SA Fixed until 10/01/2026 (N), 5.00% (H) (K)	EUR 1,360,000	1,925,065

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
France (continued)
TotalEnergies SE Fixed until 05/05/2023 (N), 2.71% (H) (K)	EUR 1,570,000	$ 1,936,093

		10,420,423

Germany - 0.2%
Kreditanstalt fuer Wiederaufbau 1.13%, 09/15/2032 (H)	2,070,000	2,739,765

Indonesia - 0.1%
Pertamina Persero PT 6.50%, 11/07/2048 (B) (H)	$1,250,000	1,657,720
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.00%, 06/30/2050 (H)	410,000	407,233

		2,064,953

Ireland - 0.1%
GE Capital International Funding Unlimited Co. 4.42%, 11/15/2035	1,575,000	1,890,417

Japan - 0.1%
NTT Finance Corp. 1.59%, 04/03/2028 (B) (G)	2,275,000	2,270,508

Jersey, Channel Islands - 0.1%
Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036 (G)	1,575,000	1,544,951

Luxembourg - 0.1%
Medtronic Global Holdings SCA 1.13%, 03/07/2027	EUR 1,740,000	2,176,991

Malaysia - 0.2%
Petronas Capital Ltd. 3.50%, 03/18/2025 (H)	$2,150,000	2,327,317

Netherlands - 0.4%
ASR Nederland NV Fixed until 09/30/2024 (N), 5.00% (H) (K)	EUR 1,470,000	1,979,933
Cooperatieve Rabobank UA 3.95%, 11/09/2022	$1,400,000	1,465,467
Shell International Finance BV
3.13%, 11/07/2049	250,000	258,757
3.25%, 05/11/2025	675,000	732,646
Upjohn Finance BV 1.91%, 06/23/2032 (H)	EUR 1,400,000	1,765,563

		6,202,366

Republic of Korea - 0.1%
Korea Southern Power Co. Ltd. 0.75%, 01/27/2026 (G)	$2,190,000	2,135,316

Saudi Arabia - 0.1%
Saudi Arabian Oil Co. 3.50%, 04/16/2029 (H)	1,660,000	1,796,950

Singapore - 0.1%
ONGC Videsh Vankorneft Pte Ltd. 3.75%, 07/27/2026 (H)	1,400,000	1,491,901

Spain - 0.4%
Banco Santander SA
3.13%, 01/19/2027 (H)	EUR 1,400,000	1,883,702
5.18%, 11/19/2025	$1,600,000	1,829,611

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Spain (continued)
CaixaBank SA 0.75%, 04/18/2023 (H)	EUR 1,600,000	$ 1,927,954

		5,641,267

Switzerland - 0.2%
UBS Group AG
3.49%, 05/23/2023 (G)	$1,875,000	1,925,615
4.13%, 09/24/2025 (G)	1,090,000	1,214,260

		3,139,875

United Kingdom - 0.7%
HSBC Holdings PLC
Fixed until 11/13/2025, 2.26% (K), 11/13/2026 (H)	GBP 1,514,000	2,174,059
Fixed until 03/13/2022, 3.26% (K), 03/13/2023	$562,000	573,387
Fixed until 05/22/2029, 3.97% (K), 05/22/2030	1,875,000	2,097,511
Lloyds Banking Group PLC 2.25%, 10/16/2024 (H)	GBP 1,520,000	2,188,779
NGG Finance PLC Fixed until 06/18/2025, 5.63% (K), 06/18/2073 (H)	1,360,000	2,097,674
Western Power Distribution West Midlands PLC 5.75%, 04/16/2032 (H)	750,000	1,427,051

		10,558,461

United States - 6.4%
7-Eleven, Inc. 1.30%, 02/10/2028 (G)	$1,600,000	1,544,002
AbbVie, Inc. 3.45%, 03/15/2022	1,105,000	1,123,453
Altria Group, Inc. 2.45%, 02/04/2032	825,000	798,247
American Tower Corp. 2.40%, 03/15/2025	1,425,000	1,489,148
AT&T, Inc.
1.80%, 09/05/2026	EUR 1,520,000	1,941,358
2.90%, 12/04/2026	GBP 1,200,000	1,796,143
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (K), 06/19/2026	$2,475,000	2,481,331
Fixed until 03/11/2031, 2.65% (K), 03/11/2032	450,000	462,660
Fixed until 04/22/2031, 2.69% (K), 04/22/2032	600,000	617,995
4.00%, 01/22/2025	1,684,000	1,848,532
4.13%, 01/22/2024	1,286,000	1,400,267
BAT Capital Corp. 3.56%, 08/15/2027	1,675,000	1,794,593
Becton Dickinson & Co. 2.89%, 06/06/2022	959,000	980,067
Boeing Co. 5.15%, 05/01/2030	1,050,000	1,244,556
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 (B)	325,000	338,551
3.30%, 09/15/2051	175,000	191,270
4.55%, 09/01/2044	225,000	287,691

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Capital One Financial Corp. 3.30%, 10/30/2024	$ 1,925,000	$ 2,073,458
Centene Corp.
4.25%, 12/15/2027	98,000	103,268
5.38%, 06/01/2026 - 08/15/2026 (G)	707,000	737,982
Charter Communications Operating LLC / Charter Communications Operating Capital 2.30%, 02/01/2032	1,925,000	1,852,056
Chubb INA Holdings, Inc. 0.88%, 06/15/2027	EUR 1,000,000	1,228,518
Cigna Corp.
2.38%, 03/15/2031	$450,000	456,869
3.05%, 10/15/2027	775,000	837,525
Citigroup, Inc.
Fixed until 05/01/2031, 2.56% (K), 05/01/2032	1,475,000	1,504,301
5.50%, 09/13/2025	1,550,000	1,806,274
Comcast Corp.
2.80%, 01/15/2051	975,000	940,080
3.70%, 04/15/2024	2,125,000	2,304,437
Crown Castle International Corp. 3.30%, 07/01/2030	1,375,000	1,474,133
CVS Health Corp.
1.88%, 02/28/2031	600,000	582,665
3.75%, 04/01/2030	475,000	532,087
Daimler Finance North America LLC 0.75%, 03/01/2024 (G)	2,000,000	2,004,521
Deere & Co. 3.10%, 04/15/2030	550,000	607,283
Emerson Electric Co. 1.25%, 10/15/2025	EUR 1,570,000	1,958,622
Energy Transfer, LP
2.90%, 05/15/2025	$825,000	868,190
4.05%, 03/15/2025	324,000	351,320
Enterprise Products Operating LLC
3.35%, 03/15/2023	954,000	992,749
3.90%, 02/15/2024	228,000	245,305
Fox Corp. 4.71%, 01/25/2029	1,250,000	1,468,820
General Electric Co.
4.25%, 05/01/2040	205,000	238,979
4.35%, 05/01/2050	320,000	387,267
General Motors Financial Co., Inc. 4.30%, 07/13/2025	1,675,000	1,852,182
Georgia-Pacific LLC 2.30%, 04/30/2030 (B) (G)	1,475,000	1,510,410
Global Payments, Inc. 1.20%, 03/01/2026	625,000	619,300
Goldman Sachs Group, Inc.
Fixed until 06/05/2022, 2.91% (K), 06/05/2023	1,824,000	1,864,724
4.75%, 10/21/2045	105,000	137,922
International Business Machines Corp. 3.50%, 05/15/2029	550,000	615,940
JPMorgan Chase & Co.
Fixed until 02/04/2031, 1.95% (K), 02/04/2032	3,250,000	3,160,100

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
JPMorgan Chase & Co. (continued)
Fixed until 04/22/2025, 2.08% (K), 04/22/2026	$ 1,150,000	$ 1,189,569
Fixed until 04/22/2031, 2.58% (K), 04/22/2032	2,150,000	2,210,930
Las Vegas Sands Corp. 3.50%, 08/18/2026	1,750,000	1,862,882
Level 3 Financing, Inc. 3.40%, 03/01/2027 (G)	1,700,000	1,805,485
Lowe’s Cos., Inc.
1.30%, 04/15/2028	700,000	681,645
1.70%, 10/15/2030	1,125,000	1,079,697
McDonald’s Corp. 3.50%, 07/01/2027	1,095,000	1,214,025
NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	2,425,000	2,446,515
NIKE, Inc. 2.85%, 03/27/2030	900,000	978,939
NiSource, Inc. 3.60%, 05/01/2030	1,650,000	1,828,730
NRG Energy, Inc.
5.25%, 06/15/2029 (G)	30,000	31,913
5.75%, 01/15/2028	33,000	35,145
6.63%, 01/15/2027	49,000	50,726
7.25%, 05/15/2026	41,000	42,501
NVIDIA Corp.
2.85%, 04/01/2030	450,000	487,613
3.50%, 04/01/2050	350,000	395,435
ONEOK Partners, LP 4.90%, 03/15/2025	742,000	830,437
ONEOK, Inc. 2.75%, 09/01/2024	435,000	458,127
Oracle Corp.
2.80%, 04/01/2027	1,371,000	1,454,579
2.88%, 03/25/2031	1,275,000	1,328,256
3.95%, 03/25/2051	1,025,000	1,121,966
Pacific Gas & Electric Co. 2.50%, 02/01/2031	550,000	516,054
PepsiCo, Inc. 2.63%, 04/28/2026	EUR 1,410,000	1,880,846
Prologis Finance LLC 1.88%, 01/05/2029	950,000	1,246,064
Synchrony Bank 3.00%, 06/15/2022	$1,975,000	2,019,462
T-Mobile USA, Inc.
2.05%, 02/15/2028	1,550,000	1,572,087
2.25%, 11/15/2031	1,250,000	1,233,087
Union Pacific Corp. 3.95%, 09/10/2028	850,000	975,481
Verizon Communications, Inc.
1.38%, 10/27/2026	EUR 1,630,000	2,053,513
2.99%, 10/30/2056	$400,000	376,365
3.40%, 03/22/2041	875,000	926,473
3.50%, 11/01/2024	1,111,000	1,202,057
Vistra Operations Co. LLC
5.00%, 07/31/2027 (G)	52,000	53,300
5.50%, 09/01/2026 (G)	40,000	41,250
5.63%, 02/15/2027 (G)	992,000	1,029,200

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Vontier Corp. 2.40%, 04/01/2028 (G)	$ 925,000	$ 919,358
Walt Disney Co. 2.65%, 01/13/2031	1,250,000	1,313,487
Wells Fargo & Co.
Fixed until 04/30/2040, 3.07% (K), 04/30/2041	726,000	743,101
3.75%, 01/24/2024	679,000	730,277
Wells Fargo Bank NA Fixed until 09/09/2021, 2.08% (K), 09/09/2022	2,787,000	2,796,262
Williams Cos., Inc. 3.70%, 01/15/2023 (B)	1,198,000	1,247,429

		100,067,419

Total Corporate Debt Securities (Cost $168,080,999)		173,862,086

FOREIGN GOVERNMENT OBLIGATIONS - 21.0%
Australia - 1.2%
Australia Government Bond
0.25%, 11/21/2025 (H)	AUD 9,950,000	7,328,746
2.50%, 05/21/2030 (H)	4,710,000	3,863,618
3.25%, 04/21/2025 (H)	9,840,000	8,134,537

		19,326,901

Austria - 0.2%
Republic of Austria Government Bond 4.15%, 03/15/2037 (H)	EUR 1,340,000	2,539,229

Belgium - 0.4%
Kingdom of Belgium Government Bond
1.70%, 06/22/2050 (H)	1,030,000	1,474,463
1.90%, 06/22/2038 (H)	3,490,000	5,084,789

		6,559,252

Brazil - 2.3%
Brazil Letras do Tesouro Nacional Zero Coupon, 01/01/2024 (O)	BRL 213,000,000	35,379,196

Canada - 1.4%
Canada Government Bond 1.25%, 06/01/2030	CAD 8,950,000	7,166,744
Province of British Columbia 2.20%, 06/18/2030	3,700,000	3,070,585
Province of Ontario
2.05%, 06/02/2030	3,930,000	3,205,616
2.30%, 06/15/2026 (B)	$2,690,000	2,850,236
Province of Quebec
1.35%, 05/28/2030 (B)	2,890,000	2,829,223
1.90%, 09/01/2030	CAD 3,930,000	3,174,119

		22,296,523

Colombia - 0.0% (F)
Colombia TES 7.75%, 09/18/2030	COP 1,816,200,000	504,127

Denmark - 0.1%
Denmark Government Bond 0.50%, 11/15/2029 (H)	DKK 6,540,000	1,094,872

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Finland - 0.1%
Finland Government Bond 1.13%, 04/15/2034 (H)	EUR 900,000	$ 1,197,595

France - 1.6%
Agence Francaise de Developpement EPIC 1.50%, 10/31/2034 (H)	1,600,000	2,140,827
French Republic Government Bond OAT
Zero Coupon, 11/25/2029 (H)	14,940,000	17,813,639
1.50%, 05/25/2050 (H)	2,050,000	2,823,958
SNCF Reseau 1.88%, 03/30/2034 (H)	1,100,000	1,517,864

		24,296,288

Germany - 0.8%
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2050 (H)	760,000	828,358
0.25%, 02/15/2029 (H)	4,280,000	5,333,927
4.25%, 07/04/2039 (H)	2,390,000	4,992,801
4.75%, 07/04/2034 (H)	530,000	1,034,871

		12,189,957

Greece - 2.6%
Hellenic Republic Government Bond 3.75%, 01/30/2028 (H) (O)	27,549,000	39,900,548

Hungary - 0.0% (F)
Hungary Government Bond 3.00%, 08/21/2030	HUF 90,180,000	317,149

Indonesia - 0.3%
Indonesia Government International Bond 1.75%, 04/24/2025	EUR 1,890,000	2,351,355
Indonesia Treasury Bond
8.25%, 05/15/2029	IDR 14,656,000,000	1,125,500
8.38%, 03/15/2034	12,964,000,000	988,590

		4,465,445

Ireland - 0.1%
Ireland Government Bond 0.20%, 10/18/2030 (H)	EUR 1,210,000	1,451,871

Italy - 1.1%
Italy Buoni Poliennali del Tesoro
1.40%, 05/26/2025 (H)	703,017	900,574
1.65%, 12/01/2030 (H)	530,000	680,229
1.75%, 07/01/2024 (H)	4,535,000	5,689,265
1.85%, 07/01/2025 (H)	1,800,000	2,294,213
2.45%, 09/01/2050 (H)	3,740,000	5,069,933
Republic of Italy Government International Bond 0.88%, 05/06/2024	$2,080,000	2,073,072

		16,707,286

Japan - 4.5%
Japan Government Five Year Bond 0.10%, 12/20/2023	JPY 926,000,000	8,381,386

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Japan Government Ten Year Bond 0.10%, 06/20/2026 - 03/20/2030	JPY 3,749,000,000	$ 34,050,429
Japan Government Thirty Year Bond
0.40%, 09/20/2049	875,000,000	7,344,109
1.70%, 06/20/2033	858,000,000	9,144,714
Japan Government Twenty Year Bond
0.40%, 03/20/2040	746,000,000	6,698,992
0.60%, 06/20/2037	488,000,000	4,595,752

		70,215,382

Malaysia - 0.1%
Malaysia Government Bond 3.89%, 08/15/2029	MYR 7,100,000	1,797,132

Mexico - 0.3%
Mexico Bonos Series M, 8.50%, 05/31/2029	MXN 48,961,100	2,702,022
Mexico Government International Bond 4.50%, 04/22/2029	$1,400,000	1,583,344

		4,285,366

Netherlands - 0.4%
Nederlandse Waterschapsbank NV 1.00%, 05/28/2030 (G)	1,129,000	1,079,156
Netherlands Government Bond
Zero Coupon, 07/15/2030 (H)	EUR 2,820,000	3,397,269
2.75%, 01/15/2047 (H)	660,000	1,262,941

		5,739,366

Norway - 0.0% (F)
Norway Government Bond 1.38%, 08/19/2030 (H)	NOK 2,690,000	313,550

Poland - 0.1%
Republic of Poland Government Bond 2.50%, 07/25/2027	PLN 3,720,000	1,038,280

Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT 0.70%, 10/15/2027 (H)	EUR 1,890,000	2,356,335

Republic of Korea - 0.5%
Export-Import Bank of Korea 0.63%, 02/09/2026	$1,710,000	1,672,831
Korea Development Bank 0.80%, 07/19/2026	2,440,000	2,397,861
Korea Electric Power Corp. 1.13%, 06/15/2025 (G)	2,650,000	2,645,045
Korea International Bond 2.00%, 06/19/2024	1,260,000	1,311,559

		8,027,296

Russian Federation - 0.1%
Russian Federal Bond - OFZ 7.95%, 10/07/2026	RUB 67,640,000	966,849

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain - 0.8%
Spain Government Bond
0.60%, 10/31/2029 (H)	EUR 2,980,000	$ 3,642,640
1.60%, 04/30/2025 (H)	5,190,000	6,621,086
2.70%, 10/31/2048 (H)	1,032,000	1,604,863
3.45%, 07/30/2066 (H)	340,000	619,939

		12,488,528

Supranational - 0.6%
Africa Finance Corp. 4.38%, 04/17/2026 (H)	$1,450,000	1,578,122
Asian Development Bank 2.13%, 05/19/2031	NZD 950,000	656,551
European Investment Bank 0.05%, 05/24/2024 (H)	EUR 2,620,000	3,159,510
International Bank for Reconstruction & Development SOFR + 0.43%, 0.46% (K), 08/19/2027	$4,640,000	4,664,407

		10,058,590

Sweden - 0.1%
Sweden Government Bond 0.75%, 05/12/2028	SEK 11,270,000	1,371,927

United Arab Emirates - 0.0% (F)
Abu Dhabi Government International Bond 3.13%, 04/16/2030 (G)	$378,000	410,746

United Kingdom - 1.2%
U.K. Gilt
0.38%, 10/22/2030 (H)	GBP 2,500,000	3,340,670
0.63%, 10/22/2050 (H)	1,760,000	2,068,696
1.63%, 10/22/2028 (H)	3,080,000	4,589,510
3.50%, 01/22/2045 (H)	3,000,000	6,078,690
4.25%, 09/07/2039 (H)	1,690,000	3,529,973

		19,607,539

Total Foreign Government Obligations (Cost $317,573,858)		326,903,125

LOAN ASSIGNMENTS - 0.0% (F)
United States - 0.0% (F)
Fieldwood Energy LLC
1st Lien Term Loan,
TBD, 04/11/2022 (A) (L) (P)	$249,657	127,325
2nd Lien Term Loan,
TBD, 04/11/2023 (A) (L) (P)	337,037	26,963

Total Loan Assignments (Cost $586,694)		154,288

MORTGAGE-BACKED SECURITIES - 0.6%
United Kingdom - 0.2%
Harben Finance PLC Series 2017-1X, Class B, 3-Month GBP LIBOR + 1.20%, 1.28% (K), 08/20/2056 (H)	GBP 1,271,000	1,761,601
Landmark Mortgage Securities No. 3 PLC Series 3, Class C, 3-Month GBP LIBOR + 2.10%, 2.18% (K), 04/17/2044 (H)	1,562,957	2,153,083

		3,914,684

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
United States - 0.4%
BAMLL Commercial Mortgage Securities Trust Series 2016-ISQ, Class A, 2.85%, 08/14/2034 (G)	$1,000,000	$ 1,049,855
BX Trust Series 2019-OC11, Class D, 4.08% (K), 12/09/2041 (G)	576,000	616,861
COLT Mortgage Loan Trust Series 2020-2, Class A1, 1.85% (K), 03/25/2065 (G)	480,822	483,384
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A1, 3.57%, 02/15/2036 (G)	859,282	918,572
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class LNC3, 4.91% (K), 12/15/2046 (G)	933,819	974,990
OBX Trust Series 2020-EXP1, Class 1A8, 3.50% (K), 02/25/2060 (G)	382,595	393,482
Olympic Tower Mortgage Trust Series 2017-OT, Class A, 3.57%, 05/10/2039 (G)	1,400,000	1,516,232

		5,953,376

Total Mortgage-Backed Securities (Cost $9,691,872)		9,868,060

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.7%
Federal Home Loan Mortgage Corp.
2.50%, 06/01/2050	1,767,879	1,831,923
3.00%, 06/01/2050	921,712	963,282
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS 1.63% (K), 01/25/2027	11,367	836
Federal National Mortgage Association 3.50%, 01/01/2051	10,000,005	10,507,894
Uniform Mortgage-Backed Security
2.00%, TBA (Q)	7,700,000	7,753,840
2.50%, TBA (Q)	22,000,000	22,676,328
3.00%, TBA (Q)	13,000,000	13,554,024

Total U.S. Government Agency Obligations (Cost $57,397,586)		57,288,127

U.S. GOVERNMENT OBLIGATIONS - 5.4%
U.S. Treasury - 5.4%
U.S. Treasury Bond
1.13%, 05/15/2040	7,880,000	6,809,428
1.25%, 05/15/2050	2,330,000	1,903,774
2.38%, 11/15/2049	5,000,000	5,327,148
2.50%, 02/15/2045	11,510,000	12,461,823
2.75%, 08/15/2047	1,500,000	1,706,836
U.S. Treasury Note
0.50%, 04/30/2027	10,100,000	9,801,734
1.75%, 05/15/2023 (B)	10,000,000	10,282,813
1.88%, 07/31/2022	24,500,000	24,967,031

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.13%, 05/15/2025 (B)	$ 10,900,000	$ 11,512,274

Total U.S. Government Obligations (Cost $87,895,844)		84,772,861

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (F)
U.S. Treasury Bill 0.03% (J), 11/04/2021	545,000	544,900

Total Short-Term U.S. Government Obligation (Cost $544,939)		544,900

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (J)	16,924,540	16,924,540

Total Other Investment Company (Cost $16,924,540)		16,924,540

	Principal	Value
REPURCHASE AGREEMENTS - 9.1%
Fixed Income Clearing Corp., 0.00% (J), dated 06/30/2021, to be repurchased at $105,578,332 on 07/01/2021. Collateralized by a U.S. Government Obligation, 1.38%, due 09/30/2023, and with a value of $107,689,903.	$105,578,332	105,578,332
State Street Bank & Trust Co., 0.00% (J), dated 06/30/2021, to be repurchased at $36,429,709 on 07/01/2021. Collateralized by a U.S. Government Obligation, 2.00%, due 08/31/2021, and with a value of $37,158,324. (O)	36,429,709	36,429,709

Total Repurchase Agreements (Cost $142,008,041)		142,008,041

Total Investments (Cost $1,355,626,799)		1,574,288,010
Net Other Assets (Liabilities) - (1.1)%		(17,273,371)

Net Assets - 100.0%		$1,557,014,639

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Month MXN-TIIE	Receive	5.58%	Monthly	11/01/2030	MXN	62,576,000	$(306,401)	$57	$(306,458)
1-Month MXN-TIIE	Receive	5.59	Monthly	11/01/2030	MXN	62,580,000	(304,183)	57	(304,240)
1-Month MXN-TIIE	Receive	5.60	Monthly	11/01/2030	MXN	122,710,000	(589,876)	113	(589,989)
1-Month MXN-TIIE	Receive	5.61	Monthly	11/01/2030	MXN	102,260,000	(489,744)	93	(489,837)
1-Month MXN-TIIE	Receive	5.61	Monthly	11/01/2030	MXN	143,165,000	(683,087)	131	(683,218)
1-Month MXN-TIIE	Receive	5.61	Monthly	11/01/2030	MXN	143,160,000	(681,967)	131	(682,098)
1-Month MXN-TIIE	Receive	5.78	Monthly	10/04/2030	MXN	105,072,000	(434,875)	91	(434,966)
1-Month MXN-TIIE	Receive	5.78	Monthly	10/03/2030	MXN	48,493,000	(199,677)	—	(199,677)
1-Month MXN-TIIE	Receive	5.78	Monthly	10/04/2030	MXN	104,932,000	(432,244)	91	(432,335)
1-Month MXN-TIIE	Receive	6.03	Monthly	02/12/2031	MXN	113,195,583	(383,847)	106	(383,953)
1-Month MXN-TIIE	Receive	6.03	Monthly	02/12/2031	MXN	113,195,417	(382,602)	106	(382,708)
12-Month USD-USCPI	Pay	1.31	Maturity	05/05/2030	USD	39,025,000	5,013,695	—	5,013,695
12-Month USD-USCPI	Pay	1.37	Maturity	05/29/2030	USD	1,267,000	161,942	—	161,942
12-Month USD-USCPI	Pay	1.75	Maturity	07/30/2030	USD	1,247,000	129,633	—	129,633
12-Month USD-USCPI	Pay	1.96	Maturity	08/28/2030	USD	2,183,000	169,930	—	169,930
12-Month USD-USCPI	Pay	2.18	Maturity	12/23/2030	USD	5,694,000	263,546	—	263,546
12-Month USD-USCPI	Receive	2.56	Maturity	05/24/2031	USD	12,841,000	28,281	145	28,136
12-Month USD-USCPI	Pay	2.57	Maturity	05/26/2031	USD	3,472,000	(12,357)	78	(12,435)
CNY CNRR	Receive	2.70	Quarterly	05/24/2026	CNY	526,557,000	(301,021)	3,591	(304,612)

Total							$565,146	$4,790	$560,356

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (R)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Invesco MSCI Emerging Markets UCITS ETF	JPM	Receive	Quarterly	06/21/2022	USD	125,299,520	186,211	$(231,461)	$—	$(231,461)
iShares MSCI Emerging Markets ex China ETF	BNP	Receive	Quarterly	01/13/2022	USD	6,193,292	921	377,657	—	377,657
MSCI Daily TR Gross USA USD Index	BNP	Receive	Quarterly	05/06/2022	USD	189,205,632	10,368	7,224,893	—	7,224,893
MSCI Japan Net Total Return USD Index	JPM	Receive	Quarterly	05/10/2022	USD	58,729,881	7,351	(648,402)	—	(648,402)

Total								$6,722,687	$—	$6,722,687

Bilateral Equity Basket Total Return Swaps
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Barclays Short Bitcoin Plays Swap	BCLY	Pay	05/23/2022	USD	2,366,628	0.2%	$(223,083)	$(90,756)	$(132,327)
Barclays Short EV Swap	BCLY	Pay	06/13/2022	USD	8,466,135	0.5	(1,423,835)	—	(1,423,835)
JPMorgan US Anti-Value (S&P 1500) (a)	JPM	Pay	06/09/2022	USD	19,671,844	1.3	(159,479)	—	(159,479)
JPMorgan US Anti-Value (S&P 1500) (a)	JPM	Pay	06/09/2022	USD	7,976,984	0.5	(54,170)	—	(54,170)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Bilateral Equity Basket Total Return Swaps (continued)
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
JPMorgan US Anti-Value (S&P 1500) (a)	JPM	Pay	06/09/2022	USD	19,426,116	1.2%	$(19,719)	$—	$(19,719)
JPMorgan US Anti-Value (S&P 1500) (a)	JPM	Pay	06/09/2022	USD	19,154,296	1.2	(43,386)	—	(43,386)
JPMorgan US Anti-Value 2 (b)	JPM	Pay	06/09/2022	USD	66,032,891	4.2	(1,098,499)	—	(1,098,499)
JPMorgan US Low-Volume (c)	JPM	Pay	06/09/2022	USD	6,502,065	0.4	44,972	—	44,972
JPMorgan US Low-Volume (c)	JPM	Pay	06/09/2022	USD	2,632,468	0.2	3,167	—	3,167
JPMorgan US Low-Volume (c)	JPM	Pay	06/09/2022	USD	6,470,706	0.4	22,988	—	22,988
JPMorgan US Low-Volume (c)	JPM	Pay	06/09/2022	USD	6,435,877	0.4	45,109	—	45,109
JPMorgan US Low-Volume 2 (d)	JPM	Pay	06/09/2022	USD	21,920,347	1.4	(238,578)	—	(238,578)
JPMorgan US Value (S&P 1500) (e)	JPM	Receive	06/09/2022	USD	10,623,070	0.7	(274,138)	—	(274,138)
JPMorgan US Value (S&P 1500) (e)	JPM	Receive	06/09/2022	USD	25,910,936	1.7	(767,981)	—	(767,981)
JPMorgan US Value (S&P 1500) (e)	JPM	Receive	06/09/2022	USD	25,589,966	1.6	(869,231)	—	(869,231)
JPMorgan US Value (S&P 1500) (e)	JPM	Receive	06/09/2022	USD	25,743,223	1.7	(732,961)	—	(732,961)
JPMorgan US Value 2 (f)	JPM	Receive	06/09/2022	USD	88,050,964	5.7	(3,069,886)	—	(3,069,886)

Total							$(8,858,710)	$(90,756)	$(8,767,954)

Value
OTC Swap Agreements, at value (Assets)	$7,718,786
OTC Swap Agreements, at value (Liabilities)	$(9,854,809)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

(a)	The significant reference entities underlying the corresponding total return swap as of June 30, 2021, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense - 0.0%
Axon Enterprise, Inc.	356	$62,941	0.62%

Biotechnology - 0.0%
Arrowhead Pharmaceuticals, Inc.	661	54,744	0.54

Building Products - 0.0%
Trex Co., Inc.	520	53,149	0.52

Capital Markets - 0.0%
Moody’s Corp.	150	54,356	0.54
MSCI, Inc.	108	57,573	0.57
S&P Global, Inc.	131	53,769	0.53

		165,698

Communications Equipment - 0.0%
Harmonic, Inc.	7,037	59,955	0.59

Consumer Finance - 0.0%
LendingTree, Inc.	253	53,606	0.53

Electrical Equipment - 0.0%
Sunrun, Inc.	1,189	66,322	0.65
Vicor Corp.	539	56,994	0.56

		123,316

Electronic Equipment, Instruments & Components - 0.0%
Cognex Corp.	633	53,204	0.52

Equity Real Estate Investment Trusts - 0.1%
Cutera, Inc.	1,098	53,835	0.53
DexCom, Inc.	131	55,937	0.55
Glaukos Corp.	683	57,939	0.57
Heska Corp.	256	58,811	0.58
IDEXX Laboratories, Inc.	90	56,840	0.56
STAAR Surgical Co.	366	55,815	0.55

		339,177

Health Care Equipment & Supplies - 0.0%
Cardiovascular Systems, Inc.	1,320	56,298	0.56

Health Care Providers & Services - 0.0%
Joint Corp.	695	58,324	0.58

Health Care Technology - 0.0%
Tabula Rasa HealthCare, Inc.	1,182	59,100	0.58

Hotels, Restaurants & Leisure - 0.0%
Shake Shack, Inc., Class A	564	60,359	0.59

Household Durables - 0.0%
Helen of Troy Ltd.	244	55,661	0.55

Insurance - 0.0%
Trupanion, Inc.	573	65,952	0.65

IT Services - 0.0%
PayPal Holdings, Inc.	191	55,673	0.55

Leisure Products - 0.0%
YETI Holdings, Inc.	580	53,256	0.53

Life Sciences Tools & Services - 0.0%
Bio-Techne Corp.	119	53,581	0.53
NeoGenomics, Inc.	1,230	55,559	0.55

		109,140

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Media - 0.0%
Cable One, Inc.	28	$ 53,559	0.53%
TechTarget, Inc.	753	58,350	0.58

		111,909

Oil, Gas & Consumable Fuels - 0.0%
Green Plains, Inc.	1,651	55,507	0.55
Occidental Petroleum Corp.	1,727	54,003	0.53
Par Pacific Holdings, Inc.	3,381	56,868	0.56

		166,378

Pharmaceuticals - 0.0%
Cara Therapeutics, Inc.	3,870	55,225	0.54
Zoetis, Inc.	287	53,485	0.53

		108,710

Semiconductors & Semiconductor Equipment - 0.1%
CEVA, Inc.	1,142	54,017	0.53
Enphase Energy, Inc.	374	68,678	0.68
Lattice Semiconductor Corp.	947	53,202	0.52
Monolithic Power Systems, Inc.	145	54,150	0.53
NVIDIA Corp.	72	57,607	0.56
PDF Solutions, Inc.	2,942	53,486	0.53

		341,140

Software - 0.0%
8x8, Inc.	2,185	60,656	0.60
LivePerson, Inc.	911	57,612	0.57
Paycom Software, Inc.	156	56,701	0.56
SailPoint Technologies Holdings, Inc.	1,178	60,160	0.59
ServiceNow, Inc.	109	59,901	0.59

		295,030

Specialty Retail - 0.0%
Chico’s FAS, Inc.	9,352	61,536	0.61
RH	82	55,678	0.55
Ulta Beauty, Inc.	154	53,249	0.53

		170,463

Technology Hardware, Storage & Peripherals - 0.0%
3D Systems Corp.	1,677	67,030	0.66

Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc., Class B	376	58,088	0.57

TOTAL COMMON STOCKS - LONG		$ 2,858,301

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

(b)	The significant reference entities underlying the corresponding total return swap as of June 30, 2021, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Automobiles - 0.0%
Tesla, Inc.	164	$111,471	1.08%

Capital Markets - 0.1%
MarketAxess Holdings, Inc.	219	101,526	0.98
Moody’s Corp.	293	106,174	1.03
MSCI, Inc.	211	112,480	1.09
Nasdaq, Inc.	578	101,612	0.99
S&P Global, Inc.	256	105,075	1.02

		526,867

Commercial Services & Supplies - 0.0%
Copart, Inc.	787	103,750	1.01
Rollins, Inc.	2,964	101,369	0.98

		205,119

Electric Utilities - 0.0%
NextEra Energy, Inc.	1,360	99,661	0.97

Electrical Equipment - 0.0%
Generac Holdings, Inc.	300	124,545	1.21

Entertainment - 0.0%
Netflix, Inc.	199	105,114	1.02

Equity Real Estate Investment Trusts - 0.0%
American Tower Corp.	371	100,222	0.97
Equinix, Inc.	125	100,325	0.98
SBA Communications Corp.	315	100,391	0.97

		300,938

Health Care Equipment & Supplies - 0.1%
ABIOMED, Inc.	340	106,117	1.03
DexCom, Inc.	257	109,739	1.07
Edwards Lifesciences Corp.	1,026	106,263	1.03
IDEXX Laboratories, Inc.	176	111,153	1.08
Intuitive Surgical, Inc.	118	108,518	1.06
ResMed, Inc.	479	118,083	1.15
Stryker Corp.	391	101,554	0.99
West Pharmaceutical Services, Inc.	295	105,935	1.03

		867,362

Hotels, Restaurants & Leisure - 0.0%
Chipotle Mexican Grill, Inc.	74	114,725	1.12
Starbucks Corp.	878	98,169	0.95

		212,894

Insurance - 0.0%
Marsh & McLennan Cos., Inc.	704	99,039	0.96

Interactive Media & Services - 0.0%
Twitter, Inc.	1,667	114,706	1.11

IT Services - 0.0%
Mastercard, Inc., Class A	269	98,209	0.95
PayPal Holdings, Inc.	374	109,014	1.06
VeriSign, Inc.	449	102,233	0.99

		309,456

Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc.	713	105,389	1.02
Illumina, Inc.	235	111,204	1.08
Mettler-Toledo International, Inc.	78	108,057	1.05

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Life Sciences Tools & Services (continued)
Waters Corp.	308	$ 106,448	1.03%

		431,098

Machinery - 0.0%
Xylem, Inc.	825	98,967	0.96

Oil, Gas & Consumable Fuels - 0.0%
Occidental Petroleum Corp.	3,376	105,568	1.03

Personal Products - 0.0%
Estee Lauder Cos., Inc., Class A	324	103,058	1.00

Pharmaceuticals - 0.0%
Zoetis, Inc.	562	104,734	1.02

Professional Services - 0.0%
Verisk Analytics, Inc.	570	99,590	0.97

Semiconductors & Semiconductor Equipment - 0.0%
Enphase Energy, Inc.	730	134,050	1.30
Monolithic Power Systems, Inc.	283	105,686	1.03
NVIDIA Corp.	140	112,014	1.09

		351,750

Software - 0.1%
ANSYS, Inc.	290	100,647	0.98
Autodesk, Inc.	345	100,706	0.98
Cadence Design Systems, Inc.	776	106,172	1.03
Fortinet, Inc.	444	105,756	1.03
Intuit, Inc.	213	104,406	1.01
Paycom Software, Inc.	305	110,858	1.08
salesforce.com, Inc.	414	101,128	0.98
ServiceNow, Inc.	214	117,604	1.14
Tyler Technologies, Inc.	244	110,378	1.07

		957,655

TOTAL COMMON STOCKS - LONG		$ 5,329,592

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

(c)	The significant reference entities underlying the corresponding total return swap as of June 30, 2021, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Biotechnology - 0.0%
Amgen, Inc.	228	$55,575	0.56%

Building Products - 0.0%
Lennox International, Inc.	158	55,426	0.56

Capital Markets - 0.0%
FactSet Research Systems, Inc.	166	55,711	0.56
Intercontinental Exchange, Inc.	482	57,213	0.57
Nasdaq, Inc.	318	55,904	0.56
S&P Global, Inc.	141	57,873	0.58

		226,701

Communications Equipment - 0.0%
Motorola Solutions, Inc.	257	55,730	0.56

Electronic Equipment, Instruments & Components - 0.0%
CDW Corp.	323	56,412	0.57
Keysight Technologies, Inc.	363	56,051	0.56
National Instruments Corp.	1,313	55,514	0.56
OSI Systems, Inc.	557	56,613	0.57

		224,590

Equity Real Estate Investment Trusts - 0.0%
Life Storage, Inc.	523	56,144	0.56
National Storage Affiliates Trust	1,147	57,992	0.58
Public Storage	187	56,229	0.57

		170,365

Health Care Equipment & Supplies - 0.0%
Abbott Laboratories	495	57,385	0.58
Danaher Corp.	223	59,844	0.60
ResMed, Inc.	263	64,835	0.65
STERIS PLC	279	57,558	0.58

		239,622

Health Care Providers & Services - 0.0%
Humana, Inc.	127	56,225	0.56

Hotels, Restaurants & Leisure - 0.0%
Domino’s Pizza, Inc.	125	58,311	0.59

Household Durables - 0.0%
Helen of Troy Ltd.	262	59,767	0.60
NVR, Inc.	11	54,706	0.56

		114,473

Internet & Catalog Retail - 0.0%
Amazon.com, Inc.	17	58,483	0.58

IT Services - 0.0%
Jack Henry & Associates, Inc.	343	56,084	0.56
Paychex, Inc.	527	56,547	0.57

		112,631

Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc.	392	57,942	0.58
Thermo Fisher Scientific, Inc.	120	60,536	0.61

		118,478

Machinery - 0.0%
Toro Co.	514	56,478	0.57

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Media - 0.0%
Cable One, Inc.	30	$ 57,384	0.59%
Charter Communications, Inc., Class	79	56,995	0.57

		114,379

Multiline Retail - 0.0%
Dollar General Corp.	261	56,478	0.57

Oil, Gas & Consumable Fuels - 0.0%
Cabot Oil & Gas Corp.	3,193	55,750	0.56
Exxon Mobil Corp.	880	55,510	0.56

		111,260

Personal Products - 0.0%
Estee Lauder Cos., Inc., Class A	178	56,618	0.57

Pharmaceuticals - 0.0%
Merck & Co., Inc.	729	56,694	0.57
Zoetis, Inc.	309	57,585	0.58

		114,279

Semiconductors & Semiconductor Equipment - 0.0%
Analog Devices, Inc.	326	56,124	0.56

Software - 0.1%
Adobe, Inc.	107	62,663	0.63
Intuit, Inc.	117	57,350	0.58
Microsoft Corp.	216	58,514	0.59
Synopsys, Inc.	211	58,192	0.59
Tyler Technologies, Inc.	134	60,618	0.61

		297,337

Specialty Retail - 0.1%
AutoZone, Inc.	39	58,197	0.58
Home Depot, Inc.	174	55,487	0.56
O’Reilly Automotive, Inc.	103	58,320	0.58
Ross Stores, Inc.	452	56,048	0.56
TJX Cos., Inc.	823	55,487	0.56
Tractor Supply Co.	299	55,632	0.56

		339,171

Textiles, Apparel & Luxury Goods - 0.0%
Deckers Outdoor Corp.	167	64,140	0.64
NIKE, Inc., Class B	404	62,414	0.63

		126,554

TOTAL COMMON STOCKS - LONG		$ 2,875,288

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

(d)	The significant reference entities underlying the corresponding total return swap as of June 30, 2021, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics - 0.0%
CH Robinson Worldwide, Inc.	1,119	$104,817	1.03%
Expeditors International of Washington, Inc.	869	110,015	1.08

		214,832

Beverages - 0.0%
PepsiCo, Inc.	729	108,016	1.06

Capital Markets - 0.0%
CME Group, Inc.	494	105,064	1.03
Intercontinental Exchange, Inc.	961	114,071	1.12
Nasdaq, Inc.	633	111,281	1.09
S&P Global, Inc.	280	114,926	1.13

		445,342

Chemicals - 0.0%
Air Products & Chemicals, Inc.	354	101,839	1.00
Linde PLC	359	103,787	1.02

		205,626

Commercial Services & Supplies - 0.0%
Republic Services, Inc.	987	108,580	1.06
Waste Management, Inc.	766	107,324	1.05

		215,904

Construction Materials - 0.0%
Vulcan Materials Co.	600	104,442	1.02

Containers & Packaging - 0.0%
Ball Corp.	1,306	105,812	1.04

Distributors - 0.0%
Genuine Parts Co.	830	104,970	1.03
Pool Corp.	246	112,830	1.11

		217,800

Diversified Financial Services - 0.0%
Berkshire Hathaway, Inc., Class B	369	102,552	1.00

Electric Utilities - 0.0%
Eversource Energy	1,314	105,435	1.03

Electrical Equipment - 0.0%
Eaton Corp. PLC	726	107,579	1.05

Equity Real Estate Investment Trusts - 0.1%
American Tower Corp.	406	109,677	1.08
Crown Castle International Corp.	548	106,915	1.05
Duke Realty Corp.	2,237	105,922	1.04
Mid-America Apartment Communities, Inc.	651	109,641	1.08
Public Storage	373	112,157	1.10
SBA Communications Corp.	345	109,952	1.08

		654,264

Food & Staples Retailing - 0.0%
Walmart, Inc.	760	107,175	1.05

Food Products - 0.0%
Hershey Co.	616	107,295	1.05

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Gas Utilities - 0.0%
Atmos Energy Corp.	1,070	$ 102,838	1.01%

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories	986	114,307	1.12
Baxter International, Inc.	1,311	105,536	1.03
Danaher Corp.	445	119,420	1.17
Medtronic PLC	870	107,993	1.06
STERIS PLC	557	114,909	1.13

		562,165

Health Care Technology - 0.0%
Cerner Corp.	1,342	104,891	1.03

Hotels, Restaurants & Leisure - 0.0%
McDonald’s Corp.	462	106,717	1.05
Starbucks Corp.	963	107,673	1.06
Yum! Brands, Inc.	908	104,447	1.02

		318,837

Household Durables - 0.0%
Garmin, Ltd.	750	108,480	1.06

Household Products - 0.0%
Colgate-Palmolive Co.	1,284	104,453	1.02
Kimberly-Clark Corp.	826	110,502	1.08
Procter & Gamble Co.	793	106,999	1.05

		321,954

Industrial Conglomerates - 0.0%
3M Co.	523	103,883	1.02
Honeywell International, Inc.	469	102,875	1.01

		206,758

Insurance - 0.1%
Aon PLC, Class A	429	102,428	1.01
Arthur J. Gallagher & Co.	744	104,220	1.02
Assurant, Inc.	661	103,235	1.01
Marsh & McLennan Cos., Inc.	772	108,605	1.06
Progressive Corp.	1,074	105,478	1.03
W.R. Berkley Corp.	1,394	103,755	1.02

		627,721

Interactive Media & Services - 0.0%
Alphabet, Inc., Class A	45	109,881	1.08

IT Services - 0.1%
Accenture PLC, Class A	381	112,315	1.10
Akamai Technologies, Inc.	928	108,205	1.06
Automatic Data Processing, Inc.	545	108,248	1.06
Fidelity National Information Services, Inc.	734	103,986	1.02
Fiserv, Inc.	951	101,652	1.00
Jack Henry & Associates, Inc.	683	111,677	1.10
Paychex, Inc.	1,051	112,772	1.11
VeriSign, Inc.	492	112,023	1.10
Visa, Inc., Class A	468	109,428	1.07

		980,306

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc.	782	$ 115,587	1.13%
Thermo Fisher Scientific, Inc.	240	121,073	1.19

		236,660

Machinery - 0.0%
IDEX Corp.	478	105,184	1.03
Illinois Tool Works, Inc.	457	102,167	1.00
Otis Worldwide Corp.	1,350	110,390	1.08

		317,741

Media - 0.0%
Charter Communications, Inc., Class A	158	113,989	1.12
Comcast Corp., Class A	1,891	107,825	1.06

		221,814

Multi-Utilities - 0.0%
CMS Energy Corp.	1,721	101,677	1.00
Dominion Energy, Inc.	1,409	103,660	1.02

		205,337

Multiline Retail - 0.0%
Dollar General Corp.	521	112,739	1.11

Oil, Gas & Consumable Fuels - 0.0%
Chevron Corp.	994	104,112	1.02
Kinder Morgan, Inc.	5,740	104,640	1.03
Williams Cos., Inc.	3,857	102,403	1.00

		311,155

Pharmaceuticals - 0.0%
Bristol-Myers Squibb Co.	1,660	110,921	1.09
Johnson & Johnson	649	106,916	1.05
Merck & Co., Inc.	1,455	113,155	1.11
Zoetis, Inc.	615	114,611	1.12

		445,603

Professional Services - 0.0%
Verisk Analytics, Inc.	624	109,025	1.07

Road & Rail - 0.0%
Union Pacific Corp.	477	104,907	1.03

Semiconductors & Semiconductor Equipment - 0.0%
Texas Instruments, Inc.	567	109,034	1.07

Software - 0.1%
Adobe, Inc.	214	125,327	1.23
Intuit, Inc.	233	114,210	1.12
Microsoft Corp.	430	116,487	1.14
Tyler Technologies, Inc.	267	120,783	1.19

		476,807

Specialty Retail - 0.1%
AutoZone, Inc.	78	116,393	1.14
Home Depot, Inc.	347	110,655	1.08
O’Reilly Automotive, Inc.	205	116,073	1.14
TJX Cos., Inc.	1,642	110,704	1.09
Tractor Supply Co.	595	110,706	1.09

		564,531

Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc., Class B	806	124,519	1.22

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Water Utilities - 0.0%
American Water Works Co., Inc.	689	$ 106,196	1.04%

Wireless Telecommunication Services - 0.0%
T-Mobile US, Inc.	746	108,043	1.06

TOTAL COMMON STOCKS - LONG		$ 9,800,016

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

(e)	The significant reference entities underlying the corresponding total return swap as of June 30, 2021, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Biotechnology - 0.0%
Biogen, Inc.	180	$62,329	0.64%
Regeneron Pharmaceuticals, Inc.	101	56,413	0.57

		118,742

Capital Markets - 0.0%
Jefferies Financial Group, Inc.	1,611	55,096	0.56

Commercial Services & Supplies - 0.0%
CoreCivic, Inc.	5,715	59,836	0.61
Deluxe Corp.	1,106	52,834	0.54

		112,670

Construction & Engineering - 0.0%
MYR Group, Inc.	582	52,915	0.54

Consumer Finance - 0.0%
Navient Corp.	2,781	53,757	0.55

Electric Utilities - 0.0%
Edison International	914	52,847	0.54
NRG Energy, Inc.	1,522	61,337	0.63

		114,184

Electronic Equipment, Instruments & Components - 0.0%
Jabil, Inc.	893	51,901	0.53

Equity Real Estate Investment Trusts - 0.0%
GEO Group, Inc.	8,733	62,179	0.63
Industrial Logistics Properties Trust	2,025	52,934	0.54
Sabra Health Care, Inc., REIT	2,942	53,544	0.55
SL Green Realty Corp.	650	52,000	0.53

		220,657

Food Products - 0.0%
B&G Foods, Inc.	1,645	53,956	0.55

Health Care Equipment & Supplies - 0.1%
Envista Holdings Corp.	1,225	52,932	0.54
Hill-Rom Holdings, Inc.	464	52,706	0.54
Hologic, Inc.	850	56,712	0.58
Integra LifeSciences Holdings Corp.	764	52,135	0.53
Meridian Bioscience, Inc.	2,732	60,596	0.62
Quidel Corp.	496	63,548	0.65

		338,629

Health Care Providers & Services - 0.0%
Cardinal Health, Inc.	912	52,066	0.53
Centene Corp.	722	52,655	0.54
Fulgent Genetics, Inc.	700	64,561	0.66
Quest Diagnostics, Inc.	400	52,788	0.54

		222,070

Hotels, Restaurants & Leisure - 0.0%
Brinker International, Inc.	913	56,469	0.58
El Pollo Loco Holdings, Inc.	3,041	55,620	0.57

		112,089

Interactive Media & Services - 0.0%
Facebook, Inc., Class A	156	54,243	0.55

Internet & Catalog Retail - 0.0%
eBay, Inc.	791	55,536	0.57

Common Stocks - Long	Shares	Value	Percentage of Basket Value
IT Services - 0.0%
CSG Systems International, Inc.	1,193	$ 56,286	0.57%
Sykes Enterprises, Inc.	1,240	66,588	0.68

		122,874

Leisure Products - 0.0%
Vista Outdoor, Inc.	1,216	56,276	0.57

Life Sciences Tools & Services - 0.0%
PerkinElmer, Inc.	371	57,286	0.59
Syneos Health, Inc.	620	55,484	0.57

		112,770

Multiline Retail - 0.0%
Big Lots, Inc.	796	52,544	0.54

Oil, Gas & Consumable Fuels - 0.0%
Antero Midstream Corp.	5,192	53,945	0.55

Paper & Forest Products - 0.0%
Clearwater Paper Corp.	1,790	51,856	0.53

Pharmaceuticals - 0.0%
Innoviva, Inc.	3,976	53,318	0.54

Semiconductors & Semiconductor Equipment - 0.0%
Amkor Technology, Inc.	2,341	55,411	0.57
Cirrus Logic, Inc.	665	56,605	0.58
First Solar, Inc.	681	61,637	0.63
Micron Technology, Inc.	616	52,348	0.53

		226,001

Software - 0.0%
Ebix, Inc.	1,755	59,495	0.61
j2 Global, Inc.	405	55,708	0.57
Progress Software Corp.	1,119	51,754	0.53
Xperi Holding Corp.	2,336	51,953	0.53

		218,910

Specialty Retail - 0.0%
Dick’s Sporting Goods, Inc.	529	53,001	0.54
Hibbett Sports, Inc.	610	54,674	0.56
MarineMax, Inc.	1,090	53,127	0.54
Zumiez, Inc.	1,091	53,448	0.55

		214,250

TOTAL COMMON STOCKS - LONG		$ 2,779,189

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

(f)	The significant reference entities underlying the corresponding total return swap as of June 30, 2021, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense - 0.0%
General Dynamics Corp.	521	$98,083	1.00%
L3 Harris Technologies, Inc.	453	97,916	1.00
Textron, Inc.	1,459	100,335	1.03

		296,334

Air Freight & Logistics - 0.0%
FedEx Corp.	334	99,642	1.02

Biotechnology - 0.0%
Biogen, Inc.	352	121,887	1.25

Capital Markets - 0.0%
Bank of New York Mellon Corp.	1,931	98,925	1.01
Goldman Sachs Group, Inc.	258	97,919	1.00

		196,844

Communications Equipment - 0.0%
Cisco Systems, Inc.	1,865	98,845	1.01
Juniper Networks, Inc.	3,627	99,198	1.01

		198,043

Distributors - 0.0%
LKQ Corp.	1,998	98,342	1.01

Electric Utilities - 0.1%
Edison International	1,785	103,209	1.05
Exelon Corp.	2,211	97,969	1.00
FirstEnergy Corp.	2,630	97,862	1.00
NRG Energy, Inc.	2,974	119,852	1.22
PPL Corp.	3,478	97,280	0.99

		516,172

Equity Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc.	548	99,703	1.02
Regency Centers Corp.	1,533	98,219	1.00

		197,922

Food & Staples Retailing - 0.0%
Kroger Co.	2,611	100,027	1.02

Health Care Equipment & Supplies - 0.0%
Hologic, Inc.	1,660	110,755	1.13

Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	1,783	101,791	1.04
Centene Corp.	1,411	102,904	1.05
CVS Health Corp.	1,166	97,291	0.99
DaVita, Inc.	838	100,920	1.03
Laboratory Corp. of America Holdings	379	104,547	1.07
Quest Diagnostics, Inc.	782	103,201	1.05

		610,654

Household Durables - 0.0%
D.R. Horton, Inc.	1,089	98,413	1.01
Lennar Corp., Class A	1,044	103,721	1.06
Newell Brands, Inc.	3,566	97,958	1.00

		300,092

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp.	4,039	105,297	1.08

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Insurance - 0.0%
Everest Re Group Ltd.	389	$ 98,032	1.00%

IT Services - 0.0%
Cognizant Technology Solutions Corp., Class A	1,410	97,657	1.00
DXC Technology Co.	2,528	98,440	1.01
International Business Machines Corp.	684	100,268	1.02

		296,365

Machinery - 0.0%
Stanley Black & Decker, Inc.	474	97,165	0.99
Westinghouse Air Brake Technologies Corp.	1,217	100,159	1.02

		197,324

Media - 0.0%
Discovery, Inc., Class A	3,196	98,053	1.00
Discovery, Inc., Class C	3,412	98,880	1.01
ViacomCBS, Inc., Class B	2,418	109,294	1.12

		306,227

Multiline Retail - 0.0%
Dollar Tree, Inc.	990	98,505	1.01

Pharmaceuticals - 0.0%
Pfizer, Inc.	2,575	100,837	1.03

Professional Services - 0.0%
Leidos Holdings, Inc.	967	97,764	1.00

Real Estate Management & Development - 0.0%
CBRE Group, Inc., Class A	1,146	98,247	1.00

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.	1,757	98,638	1.01
Micron Technology, Inc.	1,204	102,316	1.05
Qorvo, Inc.	546	106,825	1.09
Skyworks Solutions, Inc.	592	113,516	1.16

		421,295

Specialty Retail - 0.0%
Best Buy Co., Inc.	869	99,918	1.02

Technology Hardware, Storage & Peripherals - 0.0%
HP, Inc.	3,292	99,385	1.02

Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.	5,208	97,233	0.99

Trading Companies & Distributors - 0.0%
United Rentals, Inc.	304	96,979	0.99

TOTAL COMMON STOCKS - LONG		$ 5,060,122

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	466	09/21/2021	$61,389,281	$61,745,000	$355,719	$—
Gold 100 oz (O)	170	08/27/2021	32,029,756	30,117,200	—	(1,912,556)

Total					$355,719	$(1,912,556)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(136)	09/30/2021	$(16,830,063)	$(16,786,438)	$43,625	$—
10-Year U.S. Treasury Ultra Note	(437)	09/21/2021	(63,190,310)	(64,327,766)	—	(1,137,456)
Copper (O)	(67)	09/28/2021	(7,522,587)	(7,184,075)	338,512	—
EURO STOXX 50® Index	(206)	09/17/2021	(10,097,149)	(9,906,148)	191,001	—
Euro-BTP Italy Government Bond	(162)	09/08/2021	(28,892,165)	(29,084,577)	—	(192,412)
FTSE 100 Index	(17)	09/17/2021	(1,662,794)	(1,641,541)	21,253	—
German Euro Bund	(10)	09/08/2021	(2,034,020)	(2,046,723)	—	(12,703)
MSCI Emerging Markets Index	(102)	09/17/2021	(6,981,617)	(6,960,480)	21,137	—
Nikkei 225 Index	(10)	09/09/2021	(1,294,899)	(1,294,613)	286	—
S&P 500® E-Mini Index	(833)	09/17/2021	(176,612,872)	(178,620,190)	—	(2,007,318)
U.K. Gilt	(8)	09/28/2021	(1,404,095)	(1,417,606)	—	(13,511)
U.S. Treasury Ultra Bond	(175)	09/21/2021	(32,264,836)	(33,720,312)	—	(1,455,476)

Total					$615,814	$(4,818,876)

Total Futures Contracts					$971,533	$(6,731,432)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	08/20/2021	GBP	48,250	USD	68,467	$—	$(1,714)
BCLY	09/16/2021	USD	826,088	CAD	1,023,936	93	—
BCLY	09/16/2021	USD	39,396	SGD	52,299	504	—
BNP	08/20/2021	USD	1,525,126	JPY	169,005,000	3,217	—
BNP	08/20/2021	PEN	1,940,000	USD	523,758	—	(18,317)
BNP	08/20/2021	CAD	40,700	USD	33,160	—	(328)
BNP	08/20/2021	KRW	7,906,544,838	USD	7,007,919	11,282	—
BNP	08/20/2021	CNH	271,169,843	USD	41,888,116	—	(116,447)
BNP	09/16/2021	USD	34,842,092	BRL	178,696,726	—	(742,106)
BNP	09/16/2021	USD	262,886	CAD	320,254	4,542	—
BNP	09/16/2021	USD	1,010,283	DKK	6,188,727	21,956	—
BNP	09/16/2021	USD	9,299,126	EUR	7,718,780	131,865	—
BNP	09/16/2021	USD	1,558,073	GBP	1,128,036	—	(2,613)
BNP	09/16/2021	USD	125,043	HKD	970,619	13	—
BNP	09/16/2021	USD	2,701,470	JPY	299,716,180	1,841	—
BNP	09/16/2021	USD	186,132	KRW	207,660,457	1,787	—
BNP	09/16/2021	USD	267,888	RUB	19,506,920	4,328	—
BNP	09/16/2021	USD	10,332,298	TWD	282,868,362	178,423	—
BNP	09/16/2021	JPY	457,449,153	USD	4,156,777	—	(36,403)
BNP	09/16/2021	CZK	2,606,976	USD	124,064	—	(2,918)
BNP	09/16/2021	CHF	7,041,714	USD	7,847,451	—	(221,090)
BNP	09/16/2021	EUR	623,680	USD	746,543	—	(5,825)
BNP	09/16/2021	DKK	3,792,025	USD	605,322	256	—
BNP	09/16/2021	COP	437,501,613	USD	121,166	—	(5,065)
BNP	09/16/2021	CLP	281,373,739	USD	389,601	—	(7,270)
BNP	09/16/2021	INR	4,816,009	USD	65,127	—	(890)
BNP	09/16/2021	GBP	2,277,625	USD	3,207,600	—	(56,407)
BNP	09/17/2021	MXN	171,173,641	USD	8,472,475	29,330	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	08/20/2021	CNH	5,555,000	USD	857,108	$—	$(1,402)
CITI	08/20/2021	SGD	1,539,126	USD	1,156,895	—	(12,314)
CITI	08/20/2021	THB	60,310,395	USD	1,913,607	—	(32,219)
GSI	08/20/2021	CAD	1,647,608	USD	1,364,906	—	(35,797)
GSI	08/20/2021	RON	1,821,720	USD	450,113	—	(12,482)
GSI	09/16/2021	USD	2,357,335	EUR	1,940,087	53,178	—
GSI	09/16/2021	SEK	386,000	USD	46,424	—	(1,288)
JPM	07/06/2021	CAD	726,036	USD	585,166	532	—
JPM	08/12/2021	USD	47,262,476	CNH	309,756,894	—	(480,497)
JPM	08/12/2021	CNH	309,756,894	USD	43,777,385	3,965,589	—
JPM	08/20/2021	USD	805,771	CAD	991,460	5,970	—
JPM	08/20/2021	USD	2,761,352	EUR	2,327,917	—	(1,862)
JPM	08/20/2021	USD	3,311,325	GBP	2,338,077	76,666	—
JPM	08/20/2021	USD	418,128	JPY	46,432,084	2	—
JPM	08/20/2021	CHF	2,902,268	USD	3,239,876	—	(98,905)
JPM	08/20/2021	JPY	10,309,000	USD	93,507	—	(673)
JPM	08/20/2021	GBP	160,961	USD	224,610	—	(1,925)
JPM	08/20/2021	EUR	21,496,904	USD	26,287,838	—	(771,228)
JPM	08/20/2021	SEK	10,810,853	USD	1,306,079	—	(42,256)
JPM	08/20/2021	CZK	14,948,830	USD	718,767	—	(23,914)
JPM	08/20/2021	PLN	510,415	USD	137,944	—	(4,058)
JPM	09/16/2021	USD	1,183,962	AUD	1,579,227	—	(771)
JPM	09/16/2021	USD	22,541,022	EUR	18,569,200	487,188	—
JPM	09/16/2021	CHF	3,931,165	USD	4,380,851	—	(123,296)
JPM	09/16/2021	AUD	602,572	USD	463,695	—	(11,646)
JPM	09/16/2021	GBP	484,023	USD	681,744	—	(12,077)
RBC	08/20/2021	JPY	84,243,000	USD	766,657	—	(8,039)
SSB	08/20/2021	JPY	1,191,623,526	USD	10,957,458	—	(226,754)
UBS	08/20/2021	USD	11,116,551	AUD	14,283,210	402,380	—
UBS	08/20/2021	USD	1,826,528	EUR	1,503,815	41,514	—
UBS	08/20/2021	USD	1,923,783	GBP	1,370,893	27,193	—
UBS	08/20/2021	USD	1,392,234	MXN	27,862,642	3,319	—
UBS	08/20/2021	EUR	987,737	USD	1,208,856	—	(36,422)
UBS	08/20/2021	MXN	2,103,967	USD	105,002	—	(122)
UBS	08/20/2021	NOK	2,389,681	USD	288,469	—	(10,857)
UBS	08/20/2021	DKK	785,298	USD	129,193	—	(3,850)
UBS	08/20/2021	AUD	85,025	USD	66,112	—	(2,333)
UBS	08/23/2021	HUF	56,697,313	USD	197,222	—	(6,070)
UBS	09/16/2021	USD	546,141	CHF	504,188	92	—
UBS	09/16/2021	USD	158,780	SGD	210,718	2,079	—
UBS	09/16/2021	GBP	7,815,380	USD	11,004,212	—	(191,295)
UBS	09/16/2021	HUF	59,214,065	USD	203,782	—	(4,245)
UBS	09/16/2021	CHF	4,076,643	USD	4,545,817	—	(130,705)
UBS	09/16/2021	TRY	648,046	USD	72,209	—	(642)
UBS	09/16/2021	SEK	2,328,737	USD	280,135	—	(7,827)
UBS	09/16/2021	JPY	1,694,165,020	USD	15,397,721	—	(137,896)
UBS	09/16/2021	USD	164,126	ZAR	2,290,700	5,300	—
UBS	09/17/2021	ILS	4,804,124	USD	1,484,340	—	(9,400)

Total						$5,460,439	$(3,662,460)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	20.8%	$326,903,125
Banks	8.1	128,183,784

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	5.4%	$84,772,861
Oil, Gas & Consumable Fuels	4.3	66,883,802
U.S. Government Agency Obligations	3.6	57,288,127
Software	2.8	44,558,145
Hotels, Restaurants & Leisure	2.1	32,578,912
Pharmaceuticals	2.0	32,015,385
Aerospace & Defense	1.9	29,092,219
Semiconductors & Semiconductor Equipment	1.8	28,685,810
IT Services	1.8	27,701,985
Interactive Media & Services	1.6	25,686,139
Technology Hardware, Storage & Peripherals	1.6	24,350,583
Diversified Telecommunication Services	1.5	23,773,049
Equity Real Estate Investment Trusts	1.5	23,616,456
Insurance	1.5	23,348,283
Capital Markets	1.5	23,277,009
Electric Utilities	1.4	21,453,394
Health Care Equipment & Supplies	1.3	20,611,552
Automobiles	1.3	20,362,630
Internet & Direct Marketing Retail	1.2	19,120,850
Metals & Mining	1.2	18,333,888
Transportation Infrastructure	1.0	15,524,511
Beverages	0.9	14,439,568
Health Care Providers & Services	0.9	14,119,516
Chemicals	0.9	14,117,448
Construction & Engineering	0.8	13,203,852
Textiles, Apparel & Luxury Goods	0.8	13,086,779
Media	0.8	12,989,495
Biotechnology	0.7	11,404,736
Machinery	0.7	11,390,025
Specialty Retail	0.7	10,964,707
Food Products	0.7	10,878,897
Road & Rail	0.6	10,115,404
Mortgage-Backed Securities	0.6	9,868,060
Food & Staples Retailing	0.6	9,783,919
Entertainment	0.6	9,443,854
Industrial Conglomerates	0.5	8,514,281
Consumer Finance	0.5	8,514,277
Electrical Equipment	0.5	8,065,335
Diversified Financial Services	0.5	7,527,021
Multi-Utilities	0.5	6,988,026
Tobacco	0.4	6,786,900
Household Products	0.4	6,500,710
Life Sciences Tools & Services	0.4	6,150,830
Paper & Forest Products	0.4	5,981,416
Airlines	0.4	5,462,259
Professional Services	0.3	5,320,198
Personal Products	0.3	5,006,822
Asset-Backed Securities	0.3	4,651,945
Wireless Telecommunication Services	0.3	4,632,939
Air Freight & Logistics	0.3	4,420,367
Electronic Equipment, Instruments & Components	0.3	4,041,596
Building Products	0.3	4,010,176
Communications Equipment	0.3	3,983,313
Multiline Retail	0.2	3,238,913
Real Estate Management & Development	0.2	3,152,180
Commercial Services & Supplies	0.2	2,340,247
Household Durables	0.2	2,251,879
Auto Components	0.1	2,063,016

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Trading Companies & Distributors	0.1%		$2,044,512
Construction Materials	0.1		1,982,791
Containers & Packaging	0.1		1,655,779
Gas Utilities	0.1		1,054,682
Energy Equipment & Services	0.1		884,426
Health Care Technology	0.1		842,413
Marine	0.0	(F)	634,086
Water Utilities	0.0	(F)	633,439
Distributors	0.0	(F)	494,362
Independent Power & Renewable Electricity Producers	0.0	(F)	438,738
Leisure Products	0.0	(F)	401,465
Mortgage Real Estate Investment Trusts	0.0	(F)	210,431

Investments	89.9		1,414,810,529
Short-Term Investments	10.1		159,477,481

Total Investments	100.0%		$1,574,288,010

INVESTMENT VALUATION:

Valuation Inputs (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (T)	Value
ASSETS
Investments
Common Stocks	$518,913,732	$235,531,806	$9	$754,445,547
Preferred Stocks	—	2,667,341	—	2,667,341
Warrant	1,962	—	—	1,962
Asset-Backed Securities	—	4,651,945	—	4,651,945
Convertible Bonds	—	9,187	186,000	195,187
Corporate Debt Securities	—	170,306,637	3,555,449	173,862,086
Foreign Government Obligations	—	326,903,125	—	326,903,125
Loan Assignments	—	154,288	—	154,288
Mortgage-Backed Securities	—	9,868,060	—	9,868,060
U.S. Government Agency Obligations	—	57,288,127	—	57,288,127
U.S. Government Obligations	—	84,772,861	—	84,772,861
Short-Term U.S. Government Obligation	—	544,900	—	544,900
Other Investment Company	16,924,540	—	—	16,924,540
Repurchase Agreements	—	142,008,041	—	142,008,041

Total Investments	$535,840,234	$1,034,706,318	$3,741,458	$1,574,288,010

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$5,767,027	$—	$5,767,027
Over-the-Counter Total Return Swap Agreements	—	7,718,786	—	7,718,786
Futures Contracts (U)	971,533	—	—	971,533
Forward Foreign Currency Contracts (U)	—	5,460,439	—	5,460,439

Total Other Financial Instruments	$971,533	$18,946,252	$—	$19,917,785

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(5,201,881)	$—	$(5,201,881)
Over-the-Counter Total Return Swap Agreements	—	(9,854,809)	—	(9,854,809)
Futures Contracts (U)	(6,731,432)	—	—	(6,731,432)
Forward Foreign Currency Contracts (U)	—	(3,662,460)	—	(3,662,460)

Total Other Financial Instruments	$(6,731,432)	$(18,719,150)	$—	$(25,450,582)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $40,526,835, collateralized by cash collateral of $16,924,540 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $25,007,276. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2021, the total value of securities is $3,928,295, representing 0.3% of the Portfolio’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Restricted securities. At June 30, 2021, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Pty Ltd.	10/25/2018	$1,059,498	$1	0.0	%(F)

Common Stocks	Fieldwood Energy, Inc.	04/11/2018	586,694	8	0.0	(F)

Convertible Bonds	REI Agro Ltd. 5.50%, 11/13/2014	05/02/2014	395,548	2,489	0.0	(F)

Corporate Debt Securities	Quintis Australia Pty Ltd. PIK Rate 0.00%, Cash Rate 12.00%, 10/01/2028	07/20/2016	3,264,377	3,336,317	0.2

Corporate Debt Securities	Quintis Australia Pty Ltd. PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026	07/20/2016 - 04/01/2021	215,046	219,132	0.0	(F)

Total			$5,521,163	$3,557,947	0.2%

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the total value of 144A securities is $54,151,067, representing 3.5% of the Portfolio’s net assets.
(H)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2021, the total value of Regulation S securities is $209,855,999, representing 13.5% of the Portfolio’s net assets.
(I)	Security deemed worthless.
(J)	Rates disclosed reflect the yields at June 30, 2021.
(K)	Floating or variable rate securities. The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(L)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At June 30, 2021, the total value of such securities is $349,475, representing less than 0.1% of the Portfolio’s net assets.
(M)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(N)	Perpetual maturity. The date displayed is the next call date.
(O)	All or a portion of investments is owned by Transamerica Cayman Morgan Stanley Global Allocation Ltd., a wholly-owned subsidiary of the Portfolio.
(P)	All or a portion of the security represents unsettled loan commitments at June 30, 2021 where the rate will be determined at time of settlement.
(Q)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(R)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(S)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(T)	Level 3 securities were not considered significant to the Portfolio.
(U)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
CNY	Chinese Yuan Renminbi (onshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
RBC	Royal Bank of Canada
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDI	CHESS Depositary Interests
CNRR	China Fixing Repo Rates
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

PORTFOLIO ABBREVIATIONS (continued):

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TBD	To Be Determined
TIIE	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)
USCPI	U.S. Consumer Price Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $1,213,618,758) (including securities loaned of $40,526,835)	$1,432,279,969
Repurchase agreement, at value (cost $142,008,041)	142,008,041
Cash	3,557,130
Cash collateral pledged at broker for:
Securities sold short	2,670,590
TBA commitments	16,000
Centrally cleared swap agreements	9,842,000
OTC derivatives (A)	9,770,000
Futures contracts	15,125,853
OTC swap agreements, at value	7,718,786
Foreign currency, at value (cost $13,603,756)	14,214,320
Receivables and other assets:
Investments sold	5,132,277
When-issued, delayed-delivery, forward and TBA commitments sold	60,975,320
Net income from securities lending	6,969
Shares of beneficial interest sold	235
Dividends	619,705
Interest	3,296,522
Tax reclaims	694,562
Variation margin receivable on centrally cleared swap agreements	255,470
Unrealized appreciation on forward foreign currency contracts	5,460,439
Prepaid expenses	5,697
Other assets	24,371

Total assets	1,713,674,256

Liabilities:
Cash collateral received upon return of:
Securities on loan	16,924,540
Cash collateral at broker for:
OTC derivatives (A)	7,560,000
OTC swap agreements, at value	9,854,809
Payables and other liabilities:
Investments purchased	9,995,655
When-issued, delayed-delivery, forward and TBA commitments purchased	104,790,625
Dividends and/or distributions	29
Shares of beneficial interest redeemed	668,787
Foreign capital gains tax	33,407
Investment management fees	919,175
Distribution and service fees	286,462
Transfer agent costs	3,588
Trustees, CCO and deferred compensation fees	22,857
Audit and tax fees	29,598
Custody fees	252,874
Legal fees	4,281
Printing and shareholder reports fees	101,349
Other accrued expenses	26,953
Variation margin payable on futures contracts	1,522,168
Unrealized depreciation on forward foreign currency contracts	3,662,460

Total liabilities	156,659,617

Net assets	$1,557,014,639

Net assets consist of:
Capital stock ($0.01 par value)	$977,363
Additional paid-in capital	1,086,514,807
Total distributable earnings (accumulated losses)	469,522,469

Net assets	$1,557,014,639

Net assets by class:
Initial Class	$308,238,394
Service Class	1,248,776,245

Shares outstanding:
Initial Class	29,060,216
Service Class	68,676,059

Net asset value and offering price per share:
Initial Class	$10.61
Service Class	18.18

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

CONSOLIDATED STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$8,917,208
Interest income	4,445,472
Net income from securities lending	47,478
Withholding taxes on foreign income	(527,923)

Total investment income	12,882,235

Expenses:
Investment management fees	5,448,853
Distribution and service fees:
Service Class	1,570,639
Transfer agent costs	10,873
Trustees, CCO and deferred compensation fees	37,992
Audit and tax fees	32,529
Custody fees	288,491
Legal fees	48,569
Printing and shareholder reports fees	59,714
Dividends, interest and fees for borrowings from securities sold short	1,005,379
Other	112,706

Total expenses before waiver and/or reimbursement and recapture	8,615,745

Expenses waived and/or reimbursed:
Initial Class	(82,892)
Service Class	(344,771)

Net expenses	8,188,082

Net investment income (loss)	4,694,153

Net realized gain (loss) on:
Investments	38,157,046
Swap agreements	109,673,969
Futures contracts	(30,298,158)
Forward foreign currency contracts	(4,130,726)
Foreign currency transactions	453,115

Net realized gain (loss)	113,855,246

Net change in unrealized appreciation (depreciation) on:
Investments	34,254,596	(A)
Swap agreements	(45,014,154)
Futures contracts	(3,060,192)
Forward foreign currency contracts	(1,522,934)
Translation of assets and liabilities denominated in foreign currencies	(394,677)

Net change in unrealized appreciation (depreciation)	(15,737,361)

Net realized and change in unrealized gain (loss)	98,117,885

Net increase (decrease) in net assets resulting from operations	$102,812,038

(A)	Includes net change in foreign capital gains tax of $15,513.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$4,694,153	$5,443,999
Net realized gain (loss)	113,855,246	146,076,959
Net change in unrealized appreciation (depreciation)	(15,737,361)	78,115,811

Net increase (decrease) in net assets resulting from operations	102,812,038	229,636,769

Dividends and/or distributions to shareholders:
Initial Class	—	(22,216,285)
Service Class	—	(53,733,830)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(75,950,115)

Capital share transactions:
Proceeds from shares sold:
Initial Class	275,083	13,002,752
Service Class	6,042,114	9,225,957

	6,317,197	22,228,709

Dividends and/or distributions reinvested:
Initial Class	—	22,216,285
Service Class	—	53,733,830

	—	75,950,115

Cost of shares redeemed:
Initial Class	(6,612,275)	(228,542,670)
Service Class	(94,938,690)	(156,286,553)

	(101,550,965)	(384,829,223)

Net increase (decrease) in net assets resulting from capital share transactions	(95,233,768)	(286,650,399)

Net increase (decrease) in net assets	7,578,270	(132,963,745)

Net assets:
Beginning of period/year	1,549,436,369	1,682,400,114

End of period/year	$1,557,014,639	$1,549,436,369

Capital share transactions - shares:
Shares issued:
Initial Class	26,797	1,506,604
Service Class	341,710	643,433

	368,507	2,150,037

Shares reinvested:
Initial Class	—	2,490,615
Service Class	—	3,505,142

	—	5,995,757

Shares redeemed:
Initial Class	(634,425)	(26,845,874)
Service Class	(5,335,544)	(10,546,376)

	(5,969,969)	(37,392,250)

Net increase (decrease) in shares outstanding:
Initial Class	(607,628)	(22,848,655)
Service Class	(4,993,834)	(6,397,801)

	(5,601,462)	(29,246,456)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019		December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$9.92		$9.08	$8.41		$9.45	$8.47	$8.24

Investment operations:
Net investment income (loss) (A)	0.04		0.06	0.14		0.14	0.12	0.11	(B)
Net realized and unrealized gain (loss)	0.65		1.56	1.33		(0.81)	1.05	0.28

Total investment operations	0.69		1.62	1.47		(0.67)	1.17	0.39

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)	(0.18)		(0.21)	(0.19)	(0.08)
Net realized gains	—		(0.59)	(0.62)		(0.16)	—	(0.08)

Total dividends and/or distributions to shareholders	—		(0.78)	(0.80)		(0.37)	(0.19)	(0.16)

Net asset value, end of period/year	$10.61		$9.92	$9.08		$8.41	$9.45	$8.47

Total return	6.96	%(C)	18.59%	18.20%		(7.40)%	13.75%	4.69%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$308,239		$294,447	$476,636		$402,850	$525,413	$436,406
Expenses to average net assets (D)
Excluding waiver and/or reimbursement, including dividends, interest and fees for borrowings from securities sold short	0.91	%(E)	0.87%	0.77%		0.82%	0.84%	0.83%
Including waiver and/or reimbursement, including dividends, interest and fees for borrowings from securities sold short	0.86	%(E)	0.83%	0.76%		0.80%	0.81%	0.81	%(B)
Including waiver and/or reimbursement and recapture, excluding dividends, interest, and fees for borrowings from securities sold short	0.73	%(E)	0.75%	0.76	%(F)	0.79%	0.79%	0.80	%(B)
Net investment income (loss) to average net assets	0.81	%(E)	0.62%	1.55%		1.47%	1.30%	1.35	%(B)
Portfolio turnover rate	22	%(C)	151%	190%		160%	114%	120%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Dividends and interest from securities sold short rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019		December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$17.04		$15.06	$13.47		$14.91	$13.27	$12.82

Investment operations:
Net investment income (loss) (A)	0.05		0.05	0.19		0.18	0.15	0.14	(B)
Net realized and unrealized gain (loss)	1.09		2.67	2.16		(1.29)	1.64	0.44

Total investment operations	1.14		2.72	2.35		(1.11)	1.79	0.58

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)	(0.14)		(0.17)	(0.15)	(0.05)
Net realized gains	—		(0.59)	(0.62)		(0.16)	—	(0.08)

Total dividends and/or distributions to shareholders	—		(0.74)	(0.76)		(0.33)	(0.15)	(0.13)

Net asset value, end of period/year	$18.18		$17.04	$15.06		$13.47	$14.91	$13.27

Total return	6.88	%(C)	18.34%	17.85%		(7.62)%	13.49%	4.56%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,248,776		$1,254,989	$1,205,764		$1,161,703	$1,443,353	$1,329,337
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.15	%(E)	1.13%	1.02%		1.07%	1.09%	1.08%
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.10	%(E)	1.09%	1.01%		1.05%	1.06%	1.06	%(B)
Including waiver and/or reimbursement and recapture, excluding dividends, interest, and fees for borrowings from securities sold short	0.97	%(E)	0.99%	1.01	%(F)	1.04%	1.04%	1.05	%(B)
Net investment income (loss) to average net assets	0.55	%(E)	0.30%	1.31%		1.21%	1.05%	1.10	%(B)
Portfolio turnover rate	22	%(C)	151%	190%		160%	114%	120%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Dividends and interest from securities sold short rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

Transamerica Cayman Morgan Stanley Global Allocation, Ltd. is a wholly-owned subsidiary which acts as an investment vehicle for the Portfolio. Please reference the Basis for Consolidation section of the Notes to Financial Statements for more information. The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

1. ORGANIZATION (continued)

of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

2. BASIS FOR CONSOLIDATION

Transamerica Cayman Morgan Stanley Global Allocation, Ltd. (the “Subsidiary”) is organized under the laws of the Cayman Islands and is a wholly-owned subsidiary which acts as an investment vehicle for the Portfolio. The principal purpose of investment in the Subsidiary is to allow the Portfolio noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

At June 30, 2021, the net assets of the Subsidiary as a percentage of the Portfolio’s net assets is as follows:

Subsidiary Net Assets	Percentage of Net Assets
$ 118,043,201	7.58%

3. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s consolidated financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

4. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. INVESTMENT VALUATION (continued)

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. INVESTMENT VALUATION (continued)

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

5. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2021. Open funded loan participations and assignments at June 30, 2021, if any, are included within the Consolidated Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Consolidated Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2021, if any, are identified within the Consolidated Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Consolidated Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2021, if any, are identified within the Consolidated Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Consolidated Statement of Assets and Liabilities.

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Consolidated Schedule of Investments, and as part of Repurchase agreements, at value within the Consolidated Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Consolidated Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Consolidated Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$12,118,679	$—	$—	$—	$12,118,679
Corporate Debt Securities	2,598,918	—	—	—	2,598,918
Foreign Government Obligations	2,206,943	—	—	—	2,206,943
Total Securities Lending Transactions	$16,924,540	$—	$—	$—	$16,924,540
Total Borrowings	$16,924,540	$—	$—	$—	$16,924,540

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Consolidated Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Consolidated Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments, as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Consolidated Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Equity basket total return swap agreements: The Portfolio may enter into equity basket total return swap agreements to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreements, the swaps are designed to function as a portfolio of direct investments in long and/or short equity or fixed income positions. An equity basket total return swap is an agreement between two parties to exchange, for a specified period and based on the notional amount, the total return on an underlying basket of equity securities for typically fixed or floating interest payments. Equity basket total return swap agreements typically reset on a monthly basis and are privately negotiated in the OTC market. The swaps are entered into as bilateral swap agreements and are traded between counterparties, and as such, subject to counterparty risk.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2021, if any, are listed within the Consolidated Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Consolidated Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Consolidated Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Consolidated Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Consolidated Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2021, if any, are listed within the Consolidated Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	$5,767,027	$—	$—	$—	$—	$5,767,027
OTC swaps:
OTC swap agreements, at value	—	—	7,718,786	—	—	7,718,786
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	399,344	—	233,677	—	338,512	971,533
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	5,460,439	—	—	—	5,460,439
Total	$6,166,371	$5,460,439	$7,952,463	$—	$338,512	$19,917,785

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	$(5,201,881)	$—	$—	$—	$—	$(5,201,881)
OTC swaps:
OTC swap agreements, at value	—	—	(9,854,809)	—	—	(9,854,809)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(2,811,558)	—	(2,007,318)	—	(1,912,556)	(6,731,432)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(3,662,460)	—	—	—	(3,662,460)
Total	$(8,013,439)	$(3,662,460)	$(11,862,127)	$—	$(1,912,556)	$(25,450,582)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within Value of centrally cleared swap agreements as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(C)

Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Consolidated Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$(27,577,641)	$—	$137,251,610	$—	$—	$109,673,969
Futures contracts	9,602,893	—	(41,196,518)	—	1,295,467	(30,298,158)
Forward foreign currency contracts	—	(4,130,726)	—	—	—	(4,130,726)
Total	$(17,974,748)	$(4,130,726)	$96,055,092	$—	$1,295,467	$75,245,085

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$(5,924,283)	$—	$(39,089,871)	$—	$—	$(45,014,154)
Futures contracts	(3,925,839)	—	2,704,383	—	(1,838,736)	(3,060,192)
Forward foreign currency contracts	—	(1,522,934)	—	—	—	(1,522,934)
Total	$(9,850,122)	$(1,522,934)	$(36,385,488)	$—	$(1,838,736)	$(49,597,280)

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Interest rate swaps:
Average notional value – pays fixed rate	$69,602,193
Average notional value – receives fixed rate	122,768,587
Total return swaps:
Average notional value – long	648,358,813
Average notional value – short	(176,107,827)
Futures contracts:
Average notional value of contracts – long	134,895,993
Average notional value of contracts – short	(403,637,499)
Forward foreign currency exchange contracts:
Average contract amounts purchased – in USD	269,929,439
Average contract amounts sold – in USD	234,649,167

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Consolidated Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Consolidated Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Consolidated Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2021. For financial

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Consolidated Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Consolidated Statement of Assets and Liabilities		Net Amount	Gross Amounts of Liabilities Presented within Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Consolidated Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Barclays Bank PLC	$597	$(597)	$—	$—	$1,648,632	$(597)	$(1,500,000)	$148,035
BNP Paribas	7,991,390	(1,215,679)	(6,775,711)	—	1,215,679	(1,215,679)	—	—
Goldman Sachs International	53,178	(49,567)	(3,611)	—	49,567	(49,567)	—	—
JPMorgan Chase Bank, N.A.	4,652,183	(4,652,183)	—	—	9,780,999	(4,652,183)	(5,128,816)	—
State Street Bank & Trust Co.	—	—	—	—	226,754	—	—	226,754
UBS AG	481,877	(481,877)	—	—	541,664	(481,877)	—	59,787
Other Derivatives (C)	6,738,560	—	—	6,738,560	11,987,287	—	—	11,987,287

Total	$19,917,785	$(6,399,903)	$(6,779,322)	$6,738,560	$25,450,582	$(6,399,903)	$(6,628,816)	$12,421,863

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Consolidated Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Consolidated Schedule of Investments.

8. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. RISK FACTORS (continued)

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset class allocation risk: The Portfolio’s investment performance depends on the Portfolio’s asset class allocation and reallocation from time to time. The investment manager’s and subadvisers’ decisions may not produce the desired results.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). Plans are underway to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR recently announced a possible delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instrument in which the Portfolio invests, and financial markets generally.

9. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Consolidated Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Consolidated Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.66%
Over $500 million up to $750 million	0.65
Over $750 million up to $1 billion	0.64
Over $1 billion up to $3 billion	0.63
Over $3 billion	0.59

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Subsidiary entered into a separate contract with TAM for the management of the Subsidiary pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the Portfolio. TAM has contractually agreed to waive a portion of the Portfolio’s management fee in an amount equal to the management fee paid to TAM by the Subsidiary. This management fee waiver, which is reflected in Expense waiver and/or reimbursement within the Consolidated Statement of Operations, may not be discontinued by TAM as long as its contract with the Subsidiary is in place.

For the period ended June 30, 2021, the amount waived is $427,663 for the Subsidiary and is not subject to recapture.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Consolidated Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2021
Initial Class	0.81%	May 1, 2022
Service Class	1.06	May 1, 2022
Prior to May 1, 2021
Initial Class	0.90
Service Class	1.15

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Consolidated Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Consolidated Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Consolidated Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Consolidated Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Consolidated Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Consolidated Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

10. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 374,221,721	$ 24,350,503	$ 266,535,515	$ 19,172,427

11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Consolidated Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,355,626,799	$ 256,243,671	$ (43,029,291)	$ 213,214,380

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

12. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

13. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2010-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

14. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods, in line with the median for the past 5-year period and below the median for the past 10-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2020 pursuant to its current investment objective, investment strategies and benchmark.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on May 1, 2020 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Morgan Stanley Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,088.40	$0.93	$1,023.90	$0.90	0.18%
Service Class	1,000.00	1,087.10	2.23	1,022.70	2.16	0.43

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.4%
Preferred Stocks	0.6
Right	0.0 *
Net Other Assets (Liabilities) ^	2.0
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Australia - 7.3%
Afterpay Ltd. (A)	939	$83,216
AGL Energy Ltd.	2,583	15,884
Ampol Ltd.	1,068	22,595
APA Group	4,874	32,532
Aristocrat Leisure Ltd.	2,430	78,526
ASX Ltd.	792	46,157
Aurizon Holdings Ltd.	7,608	21,225
AusNet Services Ltd.	8,760	11,497
Australia & New Zealand Banking Group Ltd.	12,208	257,724
BHP Group Ltd.	12,794	466,022
BHP Group PLC	9,061	266,976
BlueScope Steel Ltd.	2,142	35,276
Brambles Ltd.	6,498	55,749
Cochlear Ltd.	289	54,546
Coles Group Ltd.	5,763	73,862
Commonwealth Bank of Australia	7,705	577,085
Computershare Ltd.	2,274	28,821
Crown Resorts Ltd. (A)	1,683	15,032
CSL Ltd.	1,976	422,623
Dexus, REIT	4,456	35,657
Domino’s Pizza Enterprises Ltd.	257	23,227
Endeavour Group Ltd. (A)	5,437	25,647
Evolution Mining Ltd.	7,160	24,163
Fortescue Metals Group Ltd.	7,238	126,693
Goodman Group, REIT	7,059	112,072
GPT Group, REIT	8,132	29,883
Insurance Australia Group Ltd.	10,822	41,878
Lendlease Corp. Ltd.	2,901	24,932
Macquarie Group Ltd.	1,455	170,693
Magellan Financial Group Ltd.	629	25,407
Medibank Pvt Ltd.	11,410	27,040
Mirvac Group, REIT	16,126	35,314
National Australia Bank Ltd.	14,142	278,084
Newcrest Mining Ltd.	3,524	66,811
Northern Star Resources Ltd.	4,616	33,856
Oil Search Ltd.	8,937	25,536
Orica Ltd.	1,824	18,166
Origin Energy Ltd.	7,185	24,302
Qantas Airways Ltd. (A)	3,468	12,120
QBE Insurance Group Ltd.	6,108	49,426
Ramsay Health Care Ltd.	803	37,909
REA Group Ltd.	214	27,128
Reece Ltd.	1,231	21,796
Rio Tinto Ltd.	1,565	148,634
Santos Ltd.	8,052	42,814
Scentre Group, REIT	22,041	45,291
SEEK Ltd.	1,486	36,932
Sonic Healthcare Ltd.	1,926	55,465
South32 Ltd.	20,900	45,925
Stockland, REIT	9,736	34,025
Suncorp Group Ltd.	5,515	45,951
Sydney Airport (A)	5,459	23,704
Tabcorp Holdings Ltd.	9,751	37,880
Telstra Corp. Ltd.	17,754	50,063
Transurban Group	11,603	123,825
Treasury Wine Estates Ltd.	2,910	25,490
Vicinity Centres, REIT	16,029	18,572
Washington H Soul Pattinson & Co. Ltd.	445	11,257

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Wesfarmers Ltd.	4,868	$ 215,760
Westpac Banking Corp.	15,733	304,531
WiseTech Global Ltd.	637	15,254
Woodside Petroleum Ltd.	4,193	69,840
Woolworths Group Ltd.	5,437	155,474

		5,369,775

Austria - 0.2%
Erste Group Bank AG	1,175	43,107
OMV AG	592	33,673
Raiffeisen Bank International AG	654	14,812
Verbund AG	299	27,530
voestalpine AG	528	21,500

		140,622

Belgium - 0.9%
Ageas SA	724	40,177
Anheuser-Busch InBev SA	3,270	235,785
Elia Group SA	117	12,347
Etablissements Franz Colruyt NV	258	14,427
Groupe Bruxelles Lambert SA	495	55,373
KBC Group NV	1,085	82,724
Proximus SADP	583	11,261
Sofina SA	63	27,177
Solvay SA	327	41,566
UCB SA	543	56,763
Umicore SA	852	52,028

		629,628

Chile - 0.0% (B)
Antofagasta PLC	1,578	31,335

Denmark - 2.5%
Ambu A/S, B Shares	725	27,873
AP Moller - Maersk A/S, Class A	14	38,889
AP Moller - Maersk A/S, Class B	28	80,478
Carlsberg A/S, Class B	441	82,205
Chr Hansen Holding A/S	427	38,538
Coloplast A/S, Class B	495	81,221
Danske Bank A/S	2,850	50,149
Demant A/S (A)	492	27,694
DSV Panalpina A/S	889	207,321
Genmab A/S (A)	275	112,521
GN Store Nord A/S	556	48,567
Novo Nordisk A/S, Class B	7,479	626,584
Novozymes A/S, B Shares	884	66,632
Orsted A/S (C)	794	111,416
Pandora A/S	418	56,189
ROCKWOOL International A/S, B Shares	33	16,065
Tryg A/S	1,571	38,566
Vestas Wind Systems A/S	4,294	167,618

		1,878,526

Finland - 1.2%
Elisa OYJ	581	34,667
Fortum OYJ	1,897	52,320
Kesko OYJ, B Shares	1,147	42,366
Kone OYJ, Class B	1,429	116,577
Neste OYJ	1,802	110,340
Nokia OYJ (A)	23,794	127,399
Nordea Bank Abp	5,030	56,053

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Finland (continued)
Nordea Bank Abp	8,682	$ 96,639
Orion OYJ, Class B	443	19,042
Sampo OYJ, A Shares	2,126	97,710
Stora Enso OYJ, R Shares	2,362	43,090
UPM-Kymmene OYJ	2,284	86,393
Wartsila OYJ Abp	1,969	29,219

		911,815

France - 11.0%
Accor SA (A)	728	27,183
Aeroports de Paris (A)	142	18,496
Air Liquide SA	2,031	355,603
Airbus SE (A)	2,522	324,286
Alstom SA (A)	1,128	56,965
Amundi SA (C)	252	22,216
Arkema SA	299	37,510
Atos SE	386	23,480
AXA SA	8,220	208,437
BioMerieux	159	18,476
BNP Paribas SA	4,823	302,357
Bollore SA	3,935	21,090
Bouygues SA	988	36,540
Bureau Veritas SA (A)	1,167	36,919
Capgemini SE	684	131,391
Carrefour SA	2,653	52,173
Cie de Saint-Gobain	2,163	142,448
Cie Generale des Etablissements Michelin SCA	718	114,509
CNP Assurances	840	14,293
Covivio, REIT	226	19,327
Credit Agricole SA	5,201	72,858
Danone SA	2,801	197,185
Dassault Aviation SA	9	10,586
Dassault Systemes SE	562	136,277
Edenred	1,048	59,710
Eiffage SA	351	35,710
Electricite de France SA	2,511	34,300
Engie SA	7,779	106,574
EssilorLuxottica SA	1,225	226,074
Eurazeo SE	144	12,550
Faurecia SE	481	23,584
Gecina SA, REIT	197	30,180
Getlink SE	1,973	30,764
Hermes International	134	195,197
Iliad SA	70	10,242
Ipsen SA	152	15,810
Kering SA	320	279,647
Klepierre SA, REIT	850	21,901
L’Oreal SA	1,094	487,492
La Francaise DES Jeux SAEM (C)	417	24,515
Legrand SA	1,138	120,446
LVMH Moet Hennessy Louis Vuitton SE	1,205	944,885
Natixis SA	4,277	20,286
Orange SA	8,537	97,330
Orpea SA (A)	225	28,614
Pernod Ricard SA	886	196,668
Publicis Groupe SA	970	62,041
Remy Cointreau SA	85	17,547
Renault SA (A)	791	31,969

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Safran SA	1,467	$ 203,382
Sanofi	4,919	515,378
Sartorius Stedim Biotech	118	55,813
Schneider Electric SE	2,310	363,421
SCOR SE (A)	652	20,735
SEB SA	102	18,432
Societe Generale SA	3,455	101,846
Sodexo SA (A)	360	33,595
Suez SA	1,457	34,639
Teleperformance	246	99,847
Thales SA	451	46,012
TotalEnergies SE	10,846	490,698
Ubisoft Entertainment SA (A)	385	26,953
Unibail-Rodamco-Westfield, REIT, CDI (A)	6,924	29,494
Unibail-Rodamco-Westfield, REIT (A)	251	21,724
Valeo SA	948	28,518
Veolia Environnement SA	2,195	66,291
Vinci SA	2,311	246,597
Vivendi SE	3,005	100,945
Wendel SE	119	16,001
Worldline SA (A) (C)	983	92,012

		8,106,974

Germany - 8.5%
adidas AG	817	304,093
Allianz SE	1,790	446,360
BASF SE	3,987	314,101
Bayer AG	4,152	252,119
Bayerische Motoren Werke AG	1,437	152,177
Bechtle AG	113	20,990
Beiersdorf AG	425	51,276
Brenntag SE	647	60,162
Carl Zeiss Meditec AG	156	30,142
Commerzbank AG (A)	4,127	29,273
Continental AG (A)	456	67,036
Covestro AG (C)	781	50,434
Daimler AG	3,715	331,701
Delivery Hero SE (A) (C)	663	87,577
Deutsche Bank AG (A)	8,799	114,622
Deutsche Boerse AG	805	140,507
Deutsche Lufthansa AG (A)	1,426	16,046
Deutsche Post AG	4,188	284,845
Deutsche Telekom AG	14,074	297,251
Deutsche Wohnen SE	1,443	88,255
E.ON SE	9,576	110,754
Evonik Industries AG	859	28,805
Fresenius Medical Care AG & Co. KGaA	884	73,416
Fresenius SE & Co. KGaA	1,748	91,188
GEA Group AG	627	25,397
Hannover Rueck SE	262	43,835
HeidelbergCement AG	647	55,498
HelloFresh SE (A)	697	67,754
Henkel AG & Co. KGaA	453	41,709
Infineon Technologies AG	5,606	224,812
KION Group AG	300	31,973
Knorr-Bremse AG	313	36,001
LANXESS AG	343	23,516
LEG Immobilien SE	303	43,635

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Merck KGaA	547	$ 104,880
MTU Aero Engines AG	218	53,999
Muenchener Rueckversicherungs-Gesellschaft AG	596	163,214
Nemetschek SE	219	16,755
Puma SE	429	51,148
Rational AG	21	19,024
RWE AG	2,723	98,672
SAP SE	4,533	638,766
Scout24 AG (C)	390	32,889
Siemens AG (A)	3,321	526,179
Siemens Healthineers AG (C)	1,141	69,920
Symrise AG	546	76,072
TeamViewer AG (A) (C)	698	26,253
Telefonica Deutschland Holding AG	5,130	13,534
Uniper SE	386	14,216
United Internet AG	469	19,175
Volkswagen AG	147	48,248
Vonovia SE	2,353	152,115
Zalando SE (A) (C)	832	100,578

		6,262,897

Hong Kong - 3.1%
AIA Group Ltd.	52,600	653,749
Bank of East Asia Ltd.	5,719	10,621
BOC Hong Kong Holdings Ltd.	15,500	52,603
Budweiser Brewing Co. APAC Ltd. (C)	7,500	23,666
Chow Tai Fook Jewellery Group Ltd.	8,400	19,192
CK Asset Holdings Ltd.	5,915	40,834
CK Hutchison Holdings Ltd.	11,500	89,609
CK Infrastructure Holdings Ltd.	2,500	14,908
CLP Holdings Ltd.	7,000	69,240
ESR Cayman Ltd. (A) (C)	8,000	26,995
Futu Holdings Ltd., ADR (A)	200	35,818
Galaxy Entertainment Group Ltd. (A)	9,000	72,041
Hang Lung Properties Ltd.	9,000	21,862
Hang Seng Bank Ltd.	3,300	65,921
Henderson Land Development Co. Ltd.	6,531	30,955
HK Electric Investments & HK Electric Investments Ltd.	11,500	11,657
HKT Trust & HKT Ltd.	16,000	21,802
Hong Kong & China Gas Co. Ltd.	48,085	74,689
Hong Kong Exchanges & Clearing Ltd.	5,172	308,283
Hongkong Land Holdings Ltd.	5,000	23,800
Jardine Matheson Holdings Ltd.	900	57,528
Link, REIT	8,670	84,028
Melco Resorts & Entertainment Ltd., ADR (A)	900	14,913
MTR Corp. Ltd.	6,015	33,506
New World Development Co. Ltd.	6,278	32,626
Power Assets Holdings Ltd.	6,000	36,822
Sino Land Co. Ltd.	14,769	23,283
SJM Holdings Ltd. (A)	8,000	8,737
Sun Hung Kai Properties Ltd.	5,850	87,174
Swire Pacific Ltd., Class A	2,000	13,562
Swire Properties Ltd.	4,400	13,119
Techtronic Industries Co. Ltd.	6,000	104,787
WH Group Ltd. (C)	42,000	37,757
Wharf Real Estate Investment Co. Ltd.	7,300	42,450

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Xinyi Glass Holdings Ltd.	8,000	$ 32,611

		2,291,148

Ireland - 1.0%
CRH PLC	3,318	167,209
DCC PLC	430	35,201
Experian PLC	3,895	150,108
Flutter Entertainment PLC (A)	709	128,375
James Hardie Industries PLC, CDI	1,906	64,709
Kerry Group PLC, Class A	674	94,145
Kingspan Group PLC	652	61,571
Smurfit Kappa Group PLC	1,001	54,302

		755,620

Isle of Man - 0.1%
Entain PLC (A)	2,399	57,925

Israel - 0.6%
Azrieli Group Ltd.	202	14,220
Bank Hapoalim BM (A)	4,715	37,834
Bank Leumi Le-Israel BM (A)	6,315	47,961
Check Point Software Technologies Ltd. (A)	450	52,258
CyberArk Software Ltd. (A)	200	26,054
Elbit Systems Ltd.	106	13,721
ICL Group Ltd.	3,199	21,695
Isracard Ltd. (A)	1	3
Israel Discount Bank Ltd., A Shares (A)	5,226	24,878
Mizrahi Tefahot Bank Ltd. (A)	619	19,063
Nice Ltd. (A)	269	65,696
Teva Pharmaceutical Industries Ltd., ADR (A)	4,615	45,688
Wix.com Ltd. (A)	200	58,056

		427,127

Italy - 2.0%
Amplifon SpA	505	24,934
Assicurazioni Generali SpA	4,679	93,791
Atlantia SpA (A)	2,130	38,567
Davide Campari-Milano NV	2,567	34,380
DiaSorin SpA	114	21,561
Enel SpA	35,324	328,047
Eni SpA	10,738	130,764
Ferrari NV	547	112,857
FinecoBank Banca Fineco SpA (A)	2,651	46,208
Infrastrutture Wireless Italiane SpA (C)	1,396	15,745
Intesa Sanpaolo SpA	70,917	195,887
Mediobanca Banca di Credito Finanziario SpA (A)	2,679	31,290
Moncler SpA	840	56,834
Nexi SpA (A) (C)	1,756	38,541
Poste Italiane SpA (C)	2,209	29,205
Prysmian SpA	1,111	39,824
Recordati Industria Chimica e Farmaceutica SpA	421	24,061
Snam SpA	8,544	49,389
Telecom Italia SpA	64,356	32,743
Terna SpA	6,050	45,080
UniCredit SpA	9,055	106,833

		1,496,541

Japan - 22.7%
ABC-Mart, Inc.	100	5,734
Acom Co. Ltd.	1,700	7,406

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Advantest Corp.	900	$ 81,093
Aeon Co. Ltd.	2,700	72,546
AGC, Inc.	800	33,557
Aisin Corp.	700	29,929
Ajinomoto Co., Inc.	2,000	51,920
ANA Holdings, Inc. (A)	700	16,458
Asahi Group Holdings Ltd.	1,900	88,779
Asahi Intecc Co. Ltd.	800	19,126
Asahi Kasei Corp.	5,200	57,128
Astellas Pharma, Inc.	7,900	137,563
Azbil Corp.	500	20,726
Bandai Namco Holdings, Inc.	900	62,444
Bridgestone Corp.	2,400	109,204
Brother Industries Ltd.	900	17,960
Canon, Inc.	4,300	97,267
Capcom Co. Ltd.	800	23,403
Casio Computer Co. Ltd.	800	13,372
Central Japan Railway Co.	600	91,003
Chiba Bank Ltd.	2,500	15,055
Chubu Electric Power Co., Inc.	2,800	34,227
Chugai Pharmaceutical Co. Ltd.	2,900	114,909
Concordia Financial Group Ltd.	4,100	15,020
Cosmos Pharmaceutical Corp.	100	14,672
CyberAgent, Inc.	1,800	38,643
Dai Nippon Printing Co. Ltd.	1,100	23,258
Dai-ichi Life Holdings, Inc.	4,600	84,220
Daifuku Co. Ltd.	400	36,329
Daiichi Sankyo Co. Ltd.	7,300	157,341
Daikin Industries Ltd.	1,100	204,861
Daito Trust Construction Co. Ltd.	300	32,810
Daiwa House Industry Co. Ltd.	2,500	75,048
Daiwa House Investment Corp., REIT	9	26,531
Daiwa Securities Group, Inc.	6,300	34,598
Denso Corp.	1,900	129,620
Dentsu Group, Inc.	900	32,202
Disco Corp.	100	30,559
East Japan Railway Co.	1,300	92,759
Eisai Co. Ltd.	1,100	108,173
ENEOS Holdings, Inc.	13,300	55,657
FANUC Corp.	800	192,952
Fast Retailing Co. Ltd.	300	225,834
Fuji Electric Co. Ltd.	500	23,358
FUJIFILM Holdings Corp.	1,600	118,659
Fujitsu Ltd.	900	168,504
GLP J-REIT	17	29,319
GMO Payment Gateway, Inc.	200	26,050
Hakuhodo DY Holdings, Inc.	900	13,966
Hamamatsu Photonics KK	600	36,185
Hankyu Hanshin Holdings, Inc.	900	27,747
Harmonic Drive Systems, Inc.	200	11,018
Hikari Tsushin, Inc.	80	14,049
Hino Motors Ltd.	1,000	8,794
Hirose Electric Co. Ltd.	100	14,627
Hisamitsu Pharmaceutical Co., Inc.	200	9,847
Hitachi Construction Machinery Co. Ltd.	500	15,280
Hitachi Ltd.	4,200	240,481
Hitachi Metals Ltd. (A)	800	15,295
Honda Motor Co. Ltd.	7,100	226,878

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hoshizaki Corp.	200	$ 16,994
Hoya Corp.	1,600	212,143
Hulic Co. Ltd.	1,200	13,502
Ibiden Co. Ltd.	400	21,567
Idemitsu Kosan Co. Ltd.	900	21,735
Iida Group Holdings Co. Ltd.	700	18,021
Inpex Corp.	4,200	31,341
Isuzu Motors Ltd.	2,300	30,371
Ito En Ltd.	200	11,864
ITOCHU Corp.	5,100	146,901
Itochu Techno-Solutions Corp.	400	12,386
Japan Airlines Co. Ltd. (A)	700	15,128
Japan Exchange Group, Inc.	2,100	46,690
Japan Metropolitan Fund Investment Corp., REIT	30	32,513
Japan Post Bank Co. Ltd.	1,500	12,597
Japan Post Holdings Co. Ltd. (A)	6,500	53,260
Japan Post Insurance Co. Ltd.	1,000	18,489
Japan Real Estate Investment Corp., REIT	6	36,887
Japan Tobacco, Inc.	5,200	98,224
JFE Holdings, Inc.	2,200	25,764
JSR Corp.	900	27,220
Kajima Corp.	1,800	22,797
Kakaku.com, Inc.	500	15,100
Kansai Electric Power Co., Inc.	2,900	27,657
Kansai Paint Co. Ltd.	700	17,838
Kao Corp.	2,100	129,200
KDDI Corp.	6,900	215,208
Keio Corp.	400	23,511
Keisei Electric Railway Co. Ltd.	500	15,955
Keyence Corp.	800	403,763
Kikkoman Corp.	600	39,588
Kintetsu Group Holdings Co. Ltd. (A)	700	24,574
Kirin Holdings Co. Ltd.	3,400	66,289
Kobayashi Pharmaceutical Co. Ltd.	200	17,084
Kobe Bussan Co. Ltd.	600	18,903
Koei Tecmo Holdings Co. Ltd.	260	12,685
Koito Manufacturing Co. Ltd.	500	31,100
Komatsu Ltd.	3,700	91,938
Konami Holdings Corp.	400	24,015
Kose Corp.	200	31,469
Kubota Corp.	4,400	88,994
Kurita Water Industries Ltd.	400	19,191
Kyocera Corp.	1,400	86,549
Kyowa Kirin Co. Ltd.	1,100	39,012
Lasertec Corp.	300	58,301
Lawson, Inc.	200	9,253
Lion Corp.	900	15,246
Lixil Corp.	1,100	28,447
M3, Inc.	1,900	138,752
Makita Corp.	1,000	47,077
Marubeni Corp.	6,900	60,004
Mazda Motor Corp. (A)	2,700	25,373
McDonald’s Holdings Co. Japan Ltd.	300	13,232
Medipal Holdings Corp.	800	15,281
MEIJI Holdings Co. Ltd.	500	29,929
Mercari, Inc. (A)	400	21,243
Minebea Mitsumi, Inc.	1,500	39,682
MISUMI Group, Inc.	1,200	40,614

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Chemical Holdings Corp.	5,500	$ 46,215
Mitsubishi Corp.	5,600	152,633
Mitsubishi Electric Corp.	7,700	111,762
Mitsubishi Estate Co. Ltd.	4,800	77,620
Mitsubishi Gas Chemical Co., Inc.	700	14,845
Mitsubishi HC Capital, Inc.	2,900	15,532
Mitsubishi Heavy Industries Ltd.	1,400	41,195
Mitsubishi UFJ Financial Group, Inc.	52,400	283,048
Mitsui & Co. Ltd.	6,900	155,304
Mitsui Chemicals, Inc.	700	24,164
Mitsui Fudosan Co. Ltd.	4,000	92,641
Miura Co. Ltd.	400	17,337
Mizuho Financial Group, Inc.	10,400	148,612
MonotaRO Co. Ltd.	1,000	23,673
MS&AD Insurance Group Holdings, Inc.	1,800	51,977
Murata Manufacturing Co. Ltd.	2,500	190,873
Nabtesco Corp.	500	18,903
NEC Corp.	1,100	56,636
Nexon Co. Ltd.	2,100	46,803
NGK Insulators Ltd.	1,200	20,134
NH Foods Ltd.	300	11,666
Nidec Corp.	1,900	220,194
Nihon M&A Center, Inc.	1,200	31,119
Nintendo Co. Ltd.	500	290,832
Nippon Building Fund, Inc., REIT	6	37,427
Nippon Express Co. Ltd.	300	22,845
Nippon Paint Holdings Co. Ltd.	3,000	40,722
Nippon Prologis, Inc., REIT	8	25,456
Nippon Sanso Holdings Corp.	700	14,347
Nippon Shinyaku Co. Ltd.	200	15,860
Nippon Steel Corp.	3,600	60,710
Nippon Telegraph & Telephone Corp.	5,600	145,904
Nippon Yusen KK	700	35,474
Nissan Chemical Corp.	500	24,484
Nissan Motor Co. Ltd. (A)	9,700	48,135
Nisshin Seifun Group, Inc.	700	10,239
Nissin Foods Holdings Co. Ltd.	300	21,603
Nitori Holdings Co. Ltd.	300	53,090
Nitto Denko Corp.	700	52,235
Nomura Holdings, Inc.	13,200	67,464
Nomura Real Estate Holdings, Inc.	400	10,146
Nomura Real Estate Master Fund, Inc., REIT	17	27,253
Nomura Research Institute Ltd.	1,500	49,620
NSK Ltd.	1,600	13,524
NTT Data Corp.	2,500	38,998
Obayashi Corp.	2,500	19,870
OBIC Co. Ltd.	300	55,925
Odakyu Electric Railway Co. Ltd.	1,300	32,835
Oji Holdings Corp.	3,800	21,823
Olympus Corp.	5,000	99,374
Omron Corp.	800	63,441
Ono Pharmaceutical Co. Ltd.	1,600	35,703
Oracle Corp.	200	15,302
Oriental Land Co. Ltd.	900	128,242
ORIX Corp.	5,200	87,739
ORIX, Inc., REIT	12	23,094
Osaka Gas Co. Ltd.	1,600	29,798
Otsuka Corp.	500	26,239

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Otsuka Holdings Co. Ltd.	1,700	$ 70,497
Pan Pacific International Holdings Corp.	1,700	35,287
Panasonic Corp.	9,300	107,612
PeptiDream, Inc. (A)	400	19,623
Persol Holdings Co. Ltd.	800	15,806
Pigeon Corp.	500	14,087
Pola Orbis Holdings, Inc.	300	7,923
Rakuten Group, Inc.	3,700	41,764
Recruit Holdings Co. Ltd.	5,900	290,499
Renesas Electronics Corp. (A)	5,400	58,377
Resona Holdings, Inc.	9,200	35,377
Ricoh Co. Ltd.	2,700	30,307
Rinnai Corp.	200	19,029
Rohm Co. Ltd.	400	36,977
Ryohin Keikaku Co. Ltd.	1,150	24,119
Santen Pharmaceutical Co. Ltd.	1,500	20,658
SBI Holdings, Inc.	1,000	23,655
SCSK Corp.	200	11,918
Secom Co. Ltd.	900	68,406
Seiko Epson Corp.	1,200	21,106
Sekisui Chemical Co. Ltd.	1,700	29,059
Sekisui House Ltd.	2,700	55,376
Seven & i Holdings Co. Ltd.	3,200	152,576
SG Holdings Co. Ltd.	1,400	36,709
Sharp Corp.	1,000	16,499
Shimadzu Corp.	1,000	38,661
Shimano, Inc.	300	71,155
Shimizu Corp.	2,300	17,639
Shin-Etsu Chemical Co. Ltd.	1,500	250,866
Shionogi & Co. Ltd.	1,100	57,339
Shiseido Co. Ltd.	1,700	125,034
Shizuoka Bank Ltd.	2,000	15,464
SMC Corp.	200	118,187
SoftBank Corp.	12,200	159,617
SoftBank Group Corp.	5,400	377,920
Sohgo Security Services Co. Ltd.	300	13,664
Sompo Holdings, Inc.	1,400	51,743
Sony Group Corp.	5,500	535,420
Square Enix Holdings Co. Ltd.	400	19,839
Stanley Electric Co. Ltd.	500	14,470
Subaru Corp.	2,600	51,289
Sumco Corp.	1,100	26,981
Sumitomo Chemical Co. Ltd.	6,500	34,462
Sumitomo Corp.	5,000	66,970
Sumitomo Dainippon Pharma Co. Ltd.	700	14,669
Sumitomo Electric Industries Ltd.	3,200	47,210
Sumitomo Metal Mining Co. Ltd.	1,000	38,931
Sumitomo Mitsui Financial Group, Inc.	5,600	193,060
Sumitomo Mitsui Trust Holdings, Inc.	1,400	44,459
Sumitomo Realty & Development Co. Ltd.	1,200	42,882
Suntory Beverage & Food Ltd.	600	22,575
Suzuki Motor Corp.	1,600	67,704
Sysmex Corp.	700	83,172
T&D Holdings, Inc.	2,200	28,437
Taisei Corp.	800	26,212
Taisho Pharmaceutical Holdings Co. Ltd.	200	10,712
Takeda Pharmaceutical Co. Ltd.	6,800	227,636
TDK Corp.	600	72,857

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Terumo Corp.	2,700	$ 109,414
THK Co. Ltd.	500	14,920
TIS, Inc.	1,000	25,537
Tobu Railway Co. Ltd.	900	23,267
Toho Co. Ltd.	500	20,613
Toho Gas Co. Ltd.	300	14,690
Tohoku Electric Power Co., Inc.	1,900	14,879
Tokio Marine Holdings, Inc.	2,700	124,142
Tokyo Century Corp.	200	10,748
Tokyo Electric Power Co. Holdings, Inc. (A)	6,100	18,120
Tokyo Electron Ltd.	600	259,670
Tokyo Gas Co. Ltd.	1,600	30,201
Tokyu Corp.	2,100	28,562
Toppan, Inc.	1,000	16,067
Toray Industries, Inc.	6,000	39,917
Toshiba Corp.	1,700	73,527
Tosoh Corp.	1,100	18,971
TOTO Ltd.	600	31,055
Toyo Suisan Kaisha Ltd.	400	15,392
Toyota Industries Corp.	600	51,902
Toyota Motor Corp.	9,200	804,105
Toyota Tsusho Corp.	900	42,531
Trend Micro, Inc.	600	31,433
Tsuruha Holdings, Inc.	200	23,241
Unicharm Corp.	1,700	68,401
United Urban Investment Corp., REIT	13	18,805
USS Co. Ltd.	900	15,700
Welcia Holdings Co. Ltd.	400	13,070
West Japan Railway Co.	700	39,910
Yakult Honsha Co. Ltd.	600	33,971
Yamada Holdings Co. Ltd.	2,800	12,929
Yamaha Corp.	600	32,567
Yamaha Motor Co. Ltd.	1,200	32,621
Yamato Holdings Co. Ltd.	1,200	34,133
Yaskawa Electric Corp.	1,000	48,877
Yokogawa Electric Corp.	1,000	14,942
Z Holdings Corp.	11,200	56,134
ZOZO, Inc.	500	16,990

		16,811,479

Jordan - 0.0% (B)
Hikma Pharmaceuticals PLC	673	22,771

Luxembourg - 0.3%
ArcelorMittal SA	3,023	92,660
Aroundtown SA	4,018	31,349
Eurofins Scientific SE (A)	578	66,069
Tenaris SA	2,087	22,747

		212,825

Macau - 0.1%
Sands China Ltd. (A)	10,000	42,116
Wynn Macau Ltd. (A)	5,600	8,814

		50,930

Netherlands - 5.5%
ABN AMRO Bank NV, CVA (A) (C)	1,845	22,297
Adyen NV (A) (C)	85	207,675
Akzo Nobel NV	812	100,327
Argenx SE (A)	189	57,170

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
ASM International NV	201	$ 66,019
ASML Holding NV	1,796	1,233,894
EXOR NV	471	37,731
Heineken Holding NV	494	49,760
Heineken NV	1,115	135,120
ING Groep NV	16,500	217,953
JDE Peet’s NV (A)	324	11,756
Just Eat Takeaway.com NV (A) (C)	768	70,913
Koninklijke Ahold Delhaize NV	4,564	135,673
Koninklijke DSM NV	742	138,485
Koninklijke KPN NV	14,861	46,415
Koninklijke Philips NV	3,934	194,939
Koninklijke Vopak NV	265	12,035
NN Group NV	1,306	61,603
Prosus NV (A)	2,061	201,543
QIAGEN NV (A)	991	47,896
Randstad NV	533	40,764
Royal Dutch Shell PLC, A Shares	17,584	351,919
Royal Dutch Shell PLC, B Shares	15,895	307,606
Stellantis NV	8,672	170,154
Wolters Kluwer NV	1,152	115,726

		4,035,373

New Zealand - 0.3%
a2 Milk Co. Ltd. (A)	2,916	13,127
Auckland International Airport Ltd. (A)	4,930	25,053
Fisher & Paykel Healthcare Corp. Ltd.	2,451	53,316
Mercury Ltd.	2,868	13,372
Meridian Energy Ltd.	5,703	21,247
Ryman Healthcare Ltd.	1,798	16,502
Spark New Zealand Ltd.	7,962	26,714
Xero Ltd. (A)	567	58,298

		227,629

Norway - 0.6%
Adevinta ASA, B Shares (A)	1,201	23,015
DnB ASA	4,029	87,785
Equinor ASA	4,212	89,121
Gjensidige Forsikring ASA	914	20,148
Mowi ASA	1,878	47,767
Norsk Hydro ASA	5,756	36,728
Orkla ASA	3,031	30,873
Schibsted ASA, B Shares	444	18,492
Schibsted ASA, Class A	272	13,129
Telenor ASA	2,898	48,838
Yara International ASA	715	37,634

		453,530

Poland - 0.0% (B)
InPost SA (A)	845	16,959

Portugal - 0.1%
EDP - Energias de Portugal SA	11,440	60,636
Galp Energia SGPS SA	2,100	22,789
Jeronimo Martins SGPS SA	1,039	18,948

		102,373

Singapore - 1.1%
Ascendas, REIT	13,803	30,281
CapitaLand Integrated Commercial Trust, REIT	19,913	30,950

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
CapitaLand Ltd.	11,894	$ 32,815
City Developments Ltd.	1,800	9,758
DBS Group Holdings Ltd.	7,646	169,500
Genting Singapore Ltd.	26,500	16,455
Keppel Corp. Ltd.	6,200	25,221
Mapletree Commercial Trust, REIT	7,800	12,529
Mapletree Logistics Trust, REIT	12,482	19,029
Oversea-Chinese Banking Corp. Ltd.	14,260	126,725
Sea Ltd., ADR (A)	100	27,460
Singapore Airlines Ltd. (A)	6,300	22,723
Singapore Exchange Ltd.	3,500	29,099
Singapore Technologies Engineering Ltd.	7,100	20,434
Singapore Telecommunications Ltd.	33,200	56,539
United Overseas Bank Ltd.	5,100	97,927
UOL Group Ltd.	1,700	9,229
Venture Corp. Ltd.	1,100	15,714
Wilmar International Ltd.	7,900	26,437

		778,825

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA	1,055	28,259
Aena SME SA (A) (C)	322	52,805
Amadeus IT Group SA (A)	1,937	136,246
Banco Bilbao Vizcaya Argentaria SA (A)	28,646	177,580
Banco Santander SA (A)	74,371	283,913
CaixaBank SA	18,811	57,860
Cellnex Telecom SA (C)	2,152	137,079
EDP Renovaveis SA	1,217	28,197
Enagas SA	1,047	24,190
Endesa SA	1,353	32,824
Ferrovial SA	2,075	60,896
Grifols SA	1,270	34,395
Iberdrola SA	24,767	301,898
Industria de Diseno Textil SA	4,686	165,081
Naturgy Energy Group SA	1,314	33,779
Red Electrica Corp. SA	1,865	34,620
Repsol SA	6,353	79,504
Siemens Gamesa Renewable Energy SA	996	33,257
Telefonica SA	22,456	104,939

		1,807,322

Sweden - 3.4%
Alfa Laval AB	1,382	48,817
Assa Abloy AB, B Shares	4,215	126,971
Atlas Copco AB, A Shares	2,885	176,644
Atlas Copco AB, B Shares	1,661	87,338
Boliden AB	1,195	45,939
Electrolux AB, Series B	1,026	28,449
Embracer Group AB (A)	1,083	29,296
Epiroc AB, A Shares	2,967	67,604
Epiroc AB, B Shares	1,686	33,087
EQT AB	1,054	38,253
Essity AB, Class B	2,596	86,087
Evolution AB (C)	723	114,253
Fastighets AB Balder, B Shares (A)	409	25,664
H&M Hennes & Mauritz AB, B Shares (A)	3,450	81,835
Hexagon AB, B Shares	8,295	122,902
Husqvarna AB, B Shares	1,919	25,495
ICA Gruppen AB	408	18,989

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Industrivarden AB, A Shares	408	$ 15,866
Industrivarden AB, C Shares	687	25,142
Investment AB Latour, B Shares	559	18,341
Investor AB, B Shares	7,827	180,399
Kinnevik AB, Class B (A)	1,043	41,754
L E Lundbergforetagen AB, B Shares	350	22,583
Lundin Energy AB	869	30,747
Nibe Industrier AB, B Shares	5,200	54,697
Sandvik AB	4,768	121,789
Securitas AB, B Shares	1,272	20,080
Sinch AB (A) (C)	1,920	32,306
Skandinaviska Enskilda Banken AB, Class A	6,922	89,416
Skanska AB, B Shares	1,383	36,683
SKF AB, B Shares	1,547	39,389
Svenska Cellulosa AB SCA, Class B	2,567	42,068
Svenska Handelsbanken AB, A Shares	6,627	74,772
Swedbank AB, A Shares	3,942	73,349
Swedish Match AB	7,018	59,847
Tele2 AB, B Shares	2,218	30,219
Telefonaktiebolaget LM Ericsson, B Shares	12,542	157,630
Telia Co. AB	11,412	50,645
Volvo AB, A Shares	846	20,977
Volvo AB, B Shares	6,145	147,843

		2,544,165

Switzerland - 10.1%
ABB Ltd.	7,762	263,333
Adecco Group AG	666	45,247
Alcon, Inc.	2,132	149,269
Baloise Holding AG	193	30,100
Banque Cantonale Vaudoise	112	10,059
Barry Callebaut AG	16	37,179
Chocoladefabriken Lindt & Spruengli AG	5	49,743
Cie Financiere Richemont SA	2,240	271,027
Clariant AG	978	19,449
Coca-Cola HBC AG (A)	901	32,580
Credit Suisse Group AG	10,327	108,175
EMS-Chemie Holding AG	32	31,438
Geberit AG	157	117,761
Givaudan SA	40	186,025
Glencore PLC (A)	43,382	185,702
Holcim Ltd. (A)	2,220	133,164
Julius Baer Group Ltd.	937	61,147
Kuehne & Nagel International AG	233	79,727
Logitech International SA	744	90,140
Lonza Group AG	320	226,810
Nestle SA	12,507	1,557,478
Novartis AG	9,639	878,423
Partners Group Holding AG	97	146,928
Roche Holding AG	3,182	1,202,575
Schindler Holding AG	250	75,377
SGS SA	25	77,114
Siemens Energy AG (A)	1,643	49,523
Sika AG	609	199,106
Sonova Holding AG	234	88,011
STMicroelectronics NV	2,884	104,660
Straumann Holding AG	43	68,549
Swatch Group AG	395	60,141

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swiss Life Holding AG	134	$ 65,114
Swiss Prime Site AG	312	30,956
Swiss Re AG	1,289	116,299
Swisscom AG	113	64,509
Temenos AG	282	45,291
UBS Group AG	15,732	240,762
Vifor Pharma AG	216	27,956
Zurich Insurance Group AG	645	258,767

		7,485,614

United Kingdom - 12.4%
3i Group PLC	4,054	65,781
Admiral Group PLC	778	33,836
Anglo American PLC	5,557	220,809
Ashtead Group PLC	1,922	142,613
Associated British Foods PLC	1,549	47,483
AstraZeneca PLC	5,699	684,518
Auto Trader Group PLC (A) (C)	4,188	36,695
AVEVA Group PLC	502	25,749
Aviva PLC	16,533	92,830
BAE Systems PLC	13,799	99,640
Barclays PLC	75,366	178,399
Barratt Developments PLC	4,469	42,977
Berkeley Group Holdings PLC	556	35,341
BP PLC	88,331	384,893
British American Tobacco PLC	9,462	366,486
British Land Co. PLC, REIT	3,568	24,426
BT Group PLC (A)	37,812	101,472
Bunzl PLC	1,410	46,596
Burberry Group PLC (A)	1,779	50,842
CNH Industrial NV	4,375	72,238
Coca-Cola Europacific Partners PLC	847	50,244
Compass Group PLC (A)	7,558	159,125
Croda International PLC	571	58,197
Diageo PLC	10,157	486,277
Direct Line Insurance Group PLC	5,920	23,339
Evraz PLC	1,894	15,510
Ferguson PLC	952	132,349
GlaxoSmithKline PLC	21,840	428,819
Halma PLC	1,614	60,103
Hargreaves Lansdown PLC	1,536	33,762
HSBC Holdings PLC	88,424	510,428
Imperial Brands PLC	4,026	86,712
Informa PLC (A)	6,338	43,977
InterContinental Hotels Group PLC (A)	784	52,165
Intertek Group PLC	680	52,018
J Sainsbury PLC	7,016	26,379
JD Sports Fashion PLC	2,235	28,412
Johnson Matthey PLC	805	34,220
Kingfisher PLC	8,648	43,604
Land Securities Group PLC, REIT	2,920	27,281
Legal & General Group PLC	25,564	91,094
Lloyds Banking Group PLC	299,072	193,159
London Stock Exchange Group PLC	1,381	152,254
M&G PLC	11,649	36,885

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Melrose Industries PLC	19,703	$ 42,273
Mondi PLC	2,054	54,013
National Grid PLC	15,240	194,118
Natwest Group PLC	20,741	58,300
Next PLC (A)	568	61,726
Ocado Group PLC (A)	1,991	55,166
Pearson PLC	3,083	35,397
Persimmon PLC	1,362	55,730
Phoenix Group Holdings PLC	2,259	21,137
Prudential PLC	11,199	212,777
Reckitt Benckiser Group PLC	3,094	273,787
RELX PLC	8,295	220,195
Rentokil Initial PLC	7,988	54,697
Rio Tinto PLC	4,872	400,929
Rolls-Royce Holdings PLC (A)	34,354	47,009
Sage Group PLC	4,596	43,499
Schroders PLC	551	26,776
Segro PLC, REIT	5,032	76,186
Severn Trent PLC	1,054	36,465
Smith & Nephew PLC	3,730	80,620
Smiths Group PLC	1,577	34,685
Spirax-Sarco Engineering PLC	318	59,891
SSE PLC	4,338	90,041
St. James’s Place PLC	2,160	44,132
Standard Chartered PLC	11,149	71,097
Standard Life Aberdeen PLC	9,429	35,347
Taylor Wimpey PLC	14,863	32,680
Tesco PLC	32,608	100,565
Unilever PLC	11,414	667,953
United Utilities Group PLC	2,917	39,318
Vodafone Group PLC	113,330	190,224
Whitbread PLC (A)	897	38,738
WM Morrison Supermarkets PLC	9,532	32,529
WPP PLC	5,321	71,706

		9,139,643

Total Common Stocks (Cost $60,027,942)		72,049,371

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG, 2.36% (D)	261	23,459
Fuchs Petrolub SE, 2.25% (D)	295	14,349
Henkel AG & Co. KGaA, 2.13% (D)	739	78,023
Porsche Automobil Holding SE, 2.41% (D)	633	67,822
Sartorius AG, 0.17% (D)	111	57,780
Volkswagen AG, 2.31% (D)	806	201,847

Total Preferred Stocks (Cost $329,333)		443,280

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
RIGHT - 0.0% (B)
Spain - 0.0% (B)
ACS Actividades de Construccion y Servicios SA, (A) Exercise Price EUR 1.40, Expiration Date 07/09/2021	1,055	$ 1,476

Total Right (Cost $1,596)		1,476

Total Investments (Cost $60,358,871)		72,494,127
Net Other Assets (Liabilities) - 2.0%		1,493,041

Net Assets - 100.0%		$73,987,168

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	13	09/17/2021	$1,533,996	$1,497,665	$—	$(36,331)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	8.5%	$6,169,552
Pharmaceuticals	8.2	5,925,306
Insurance	4.8	3,453,679
Chemicals	3.6	2,607,310
Textiles, Apparel & Luxury Goods	3.4	2,496,077
Automobiles	3.4	2,426,710
Metals & Mining	3.3	2,406,168
Food Products	3.3	2,365,238
Oil, Gas & Consumable Fuels	3.2	2,324,864
Machinery	3.1	2,272,877
Semiconductors & Semiconductor Equipment	3.0	2,181,343
Capital Markets	2.8	2,038,812
Health Care Equipment & Supplies	2.2	1,595,713
Beverages	2.2	1,559,229
Personal Products	2.1	1,517,431
Electric Utilities	1.9	1,407,740
Electrical Equipment	1.9	1,392,736
Diversified Telecommunication Services	1.9	1,386,867
IT Services	1.9	1,351,951
Software	1.7	1,229,191
Professional Services	1.6	1,175,362
Real Estate Management & Development	1.6	1,164,237
Electronic Equipment, Instruments & Components	1.6	1,162,910
Industrial Conglomerates	1.6	1,143,045
Hotels, Restaurants & Leisure	1.5	1,095,089
Trading Companies & Distributors	1.5	1,051,532
Household Durables	1.4	1,033,492
Food & Staples Retailing	1.4	1,001,293
Equity Real Estate Investment Trusts	1.4	995,435
Wireless Telecommunication Services	1.3	973,188
Building Products	1.2	850,044
Aerospace & Defense	1.1	819,069

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Specialty Retail	0.9%		$665,460
Internet & Direct Marketing Retail	0.9		663,528
Auto Components	0.9		647,082
Biotechnology	0.9		646,332
Entertainment	0.9		643,934
Multi-Utilities	0.9		626,932
Tobacco	0.8		611,269
Diversified Financial Services	0.8		585,480
Air Freight & Logistics	0.8		579,967
Household Products	0.8		577,340
Construction & Engineering	0.7		532,679
Road & Rail	0.7		477,699
Construction Materials	0.6		420,580
Life Sciences Tools & Services	0.5		396,588
Technology Hardware, Storage & Peripherals	0.5		375,439
Health Care Providers & Services	0.5		343,309
Multiline Retail	0.5		336,892
Media	0.5		329,553
Transportation Infrastructure	0.4		313,214
Gas Utilities	0.4		289,268
Communications Equipment	0.4		285,029
Commercial Services & Supplies	0.4		251,921
Paper & Forest Products	0.3		247,387
Marine	0.3		234,568
Interactive Media & Services	0.3		227,893
Leisure Products	0.2		166,166
Health Care Technology	0.2		138,752
Airlines	0.1		82,475
Water Utilities	0.1		75,783
Independent Power & Renewable Electricity Producers	0.1		63,660
Containers & Packaging	0.1		54,302
Energy Equipment & Services	0.0	(B)	22,747
Consumer Finance	0.0	(B)	7,409

Investments	100.0		72,494,127

Total Investments	100.0%		$72,494,127

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$310,491	$71,738,880	$—	$72,049,371
Preferred Stocks	—	443,280	—	443,280
Right	—	1,476	—	1,476

Total Investments	$310,491	$72,183,636	$—	$72,494,127

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(36,331)	$—	$—	$(36,331)

Total Other Financial Instruments	$(36,331)	$—	$—	$(36,331)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the total value of 144A securities is $1,463,742, representing 2.0% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2021.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $60,358,871)	$72,494,127
Cash	874,016
Cash collateral pledged at broker for:
Futures contracts	101,930
Foreign currency, at value (cost $381,899)	377,214
Receivables and other assets:
Shares of beneficial interest sold	25,987
Dividends	94,225
Tax reclaims	120,043
Prepaid expenses	267

Total assets	74,087,809

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	24
Investment management fees	810
Distribution and service fees	15,281
Transfer agent costs	127
Trustees, CCO and deferred compensation fees	301
Audit and tax fees	10,863
Custody fees	54,694
Legal fees	27
Printing and shareholder reports fees	281
Dues and subscriptions fees	6,076
Other accrued expenses	626
Variation margin payable on futures contracts	11,531

Total liabilities	100,641

Net assets	$73,987,168

Net assets consist of:
Capital stock ($0.01 par value)	$56,458
Additional paid-in capital	60,322,125
Total distributable earnings (accumulated losses)	13,608,585

Net assets	$73,987,168

Net assets by class:
Initial Class	$7,336,015
Service Class	66,651,153

Shares outstanding:
Initial Class	556,917
Service Class	5,088,891

Net asset value and offering price per share:
Initial Class	$13.17
Service Class	13.10

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$1,206,546
Interest income	18
Non-cash dividend income	96,095
Withholding taxes on foreign income	(119,283)

Total investment income	1,183,376

Expenses:
Investment management fees	38,358
Distribution and service fees:
Service Class	78,383
Transfer agency costs
Initial Class	46
Service Class	409
Trustees, CCO and deferred compensation fees	996
Audit and tax fees	10,914
Custody fees	49,329
Legal fees	1,671
Printing and shareholder reports fees	1,846
Other	7,486

Total expenses before waiver and/or reimbursement and recapture	189,438

Expenses waived and/or reimbursed:
Initial Class	(5,108)
Service Class	(45,559)
Recapture of previously waived and/or reimbursed fees:
Initial Class	269
Service Class	2,453

Net expenses	141,493

Net investment income (loss)	1,041,883

Net realized gain (loss) on:
Investments	115,472
Futures contracts	134,502
Foreign currency transactions	2,766

Net realized gain (loss)	252,740

Net change in unrealized appreciation (depreciation) on:
Investments	4,579,051
Futures contracts	(49,177)
Translation of assets and liabilities denominated in foreign currencies	(12,876)

Net change in unrealized appreciation (depreciation)	4,516,998

Net realized and change in unrealized gain (loss)	4,769,738

Net increase (decrease) in net assets resulting from operations	$5,811,621

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$1,041,883	$1,042,750
Net realized gain (loss)	252,740	(598,452)
Net change in unrealized appreciation (depreciation)	4,516,998	5,762,309

Net increase (decrease) in net assets resulting from operations	5,811,621	6,206,607

Dividends and/or distributions to shareholders:
Initial Class	—	(96,269)
Service Class	—	(841,638)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(937,907)

Capital share transactions:
Proceeds from shares sold:
Initial Class	724,618	2,947,332
Service Class	6,529,967	15,199,975

	7,254,585	18,147,307

Dividends and/or distributions reinvested:
Initial Class	—	96,269
Service Class	—	841,638

	—	937,907

Cost of shares redeemed:
Initial Class	(488,983)	(1,073,708)
Service Class	(4,272,469)	(3,796,991)

	(4,761,452)	(4,870,699)

Net increase (decrease) in net assets resulting from capital share transactions	2,493,133	14,214,515

Net increase (decrease) in net assets	8,304,754	19,483,215

Net assets:
Beginning of period/year	65,682,414	46,199,199

End of period/year	$73,987,168	$65,682,414

Capital share transactions - shares:
Shares issued:
Initial Class	58,479	286,509
Service Class	514,733	1,487,585

	573,212	1,774,094

Shares reinvested:
Initial Class	—	9,082
Service Class	—	79,701

	—	88,783

Shares redeemed:
Initial Class	(38,158)	(104,284)
Service Class	(339,928)	(371,661)

	(378,086)	(475,945)

Net increase (decrease) in shares outstanding:
Initial Class	20,321	191,307
Service Class	174,805	1,195,625

	195,126	1,386,932

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018 (A)
Net asset value, beginning of period/year	$12.10		$11.40	$9.53	$11.61

Investment operations:
Net investment income (loss) (B)	0.21		0.24	0.30	0.19
Net realized and unrealized gain (loss)	0.86		0.65	1.72	(2.21)

Total investment operations	1.07		0.89	2.02	(2.02)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)	(0.15)	(0.04)
Net realized gains	—		(0.01)	—	(0.02)

Total dividends and/or distributions to shareholders	—		(0.19)	(0.15)	(0.06)

Net asset value, end of period/year	$13.17		$12.10	$11.40	$9.53

Total return	8.84	%(C)	8.12%	21.32%	(17.43	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,336		$6,492	$3,937	$1,230
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.32	%(D)	0.57%	0.59%	1.95	%(D)
Including waiver and/or reimbursement and recapture	0.18	%(D)	0.18%	0.18%	0.18	%(D)
Net investment income (loss) to average net assets	3.25	%(D)	2.29%	2.85%	1.94	%(D)
Portfolio turnover rate	3	%(C)	3%	5%	2%

(A)	Commenced operations on January 12, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$12.04		$11.37	$9.51	$11.15	$10.00

Investment operations:
Net investment income (loss) (B)	0.19		0.21	0.28	0.26	0.11
Net realized and unrealized gain (loss)	0.87		0.64	1.71	(1.84)	1.04

Total investment operations	1.06		0.85	1.99	(1.58)	1.15

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)	(0.13)	(0.04)	—
Net realized gains	—		(0.01)	—	(0.02)	—

Total dividends and/or distributions to shareholders	—		(0.18)	(0.13)	(0.06)	—

Net asset value, end of period/year	$13.10		$12.04	$11.37	$9.51	$11.15

Total return	8.71	%(C)	7.81%	21.10%	(14.23)%	11.50	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$66,651		$59,190	$42,262	$18,533	$8,452
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.57	%(D)	0.82%	0.84%	2.20%	5.33	%(D)
Including waiver and/or reimbursement and recapture	0.43	%(D)	0.43%	0.43%	0.43%	0.43	%(D)
Net investment income (loss) to average net assets	2.96	%(D)	2.01%	2.62%	2.45%	1.49	%(D)
Portfolio turnover rate	3	%(C)	3%	5%	2%	6	%(C)

(A)	Commenced operations on May 1, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica MSCI EAFE Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward,

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(36,331)	$—	$—	$(36,331)
Total	$—	$—	$(36,331)	$—	$—	$(36,331)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$134,502	$—	$—	$134,502
Total	$—	$—	$134,502	$—	$—	$134,502

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(49,177)	$—	$—	$(49,177)
Total	$—	$—	$(49,177)	$—	$—	$(49,177)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Futures contracts:
Average notional value of contracts – long	$1,004,158

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK FACTORS (continued)

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Passive strategy/index risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Portfolio.

Index fund risk: While the Portfolio seeks to track the performance of the MSCI EAFE Index (i.e., achieve a high degree of correlation with the index), the Portfolio’s return may not match the return of the index. The Portfolio incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Portfolio’s return and that of the index.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.11% of daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.18%	May 1, 2022
Service Class	0.43	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the years ended December 31, 2018, December 31, 2019, December 31, 2020 and the period ended June 30, 2021, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
Class	2018 (A)	2019	2020	2021	Total
Initial Class	$—	$13,588	$22,889	$5,108	$41,585
Service Class	175,754	176,695	213,382	45,559	611,390

(A)	Initial Class commenced operations on January 12, 2018.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 4,718,306	$ —	$ 1,802,473	$ —

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 60,358,871	$ 14,691,980	$ (2,593,055)	$ 12,098,925

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

11. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica MSCI EAFE Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and SSGA Funds Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Portfolio, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Portfolio, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1- and 3-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica MSCI EAFE Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,091.50	$3.16	$1,021.80	$3.06	0.61%
Service Class	1,000.00	1,090.30	4.46	1,020.50	4.31	0.86

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	61.2%
Corporate Debt Securities	12.8
U.S. Government Obligations	10.9
U.S. Government Agency Obligations	8.1
Commercial Paper	6.0
Asset-Backed Securities	2.7
Mortgage-Backed Securities	2.6
Repurchase Agreement	1.8
Other Investment Company	1.0
Short-Term U.S. Government Obligations	0.8
Foreign Government Obligations	0.5
Preferred Stocks	0.0 *
Municipal Government Obligation	0.0 *
Net Other Assets (Liabilities) ^	(8.4)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 61.2%
Aerospace & Defense - 0.6%
General Dynamics Corp.	11,178	$2,104,370
Northrop Grumman Corp.	12,034	4,373,517
Raytheon Technologies Corp.	75,362	6,429,132

		12,907,019

Air Freight & Logistics - 0.8%
FedEx Corp.	26,773	7,987,189
United Parcel Service, Inc., Class B	41,290	8,587,081

		16,574,270

Airlines - 0.2%
Delta Air Lines, Inc. (A)	32,037	1,385,921
Southwest Airlines Co. (A)	41,513	2,203,925

		3,589,846

Auto Components - 0.2%
Aptiv PLC (A)	8,500	1,337,305
Magna International, Inc.	30,414	2,817,553

		4,154,858

Automobiles - 1.0%
General Motors Co. (A)	46,945	2,777,736
Tesla, Inc. (A)	25,967	17,649,770

		20,427,506

Banks - 2.2%
Bank of America Corp.	161,728	6,668,046
Citigroup, Inc.	128,788	9,111,751
KeyCorp	27,419	566,202
Regions Financial Corp.	182,176	3,676,312
SVB Financial Group (A)	4,089	2,275,242
Truist Financial Corp.	71,694	3,979,017
US Bancorp	97,095	5,531,502
Wells Fargo & Co.	272,137	12,325,085

		44,133,157

Beverages - 0.7%
Coca-Cola Co.	166,660	9,017,972
Constellation Brands, Inc., Class A	16,721	3,910,875

		12,928,847

Biotechnology - 1.3%
AbbVie, Inc.	114,872	12,939,182
Alexion Pharmaceuticals, Inc. (A)	7,184	1,319,773
Biogen, Inc. (A)	10,774	3,730,713
Regeneron Pharmaceuticals, Inc. (A)	6,140	3,429,435
Vertex Pharmaceuticals, Inc. (A)	24,522	4,944,371

		26,363,474

Building Products - 0.7%
Johnson Controls International PLC	25,196	1,729,201
Masco Corp.	64,503	3,799,872
Trane Technologies PLC	47,154	8,682,938

		14,212,011

Capital Markets - 2.5%
Ameriprise Financial, Inc.	3,910	973,121
Charles Schwab Corp.	16,750	1,219,567
Goldman Sachs Group, Inc.	28,489	10,812,430
Intercontinental Exchange, Inc.	49,818	5,913,397
Morgan Stanley	98,880	9,066,307
S&P Global, Inc.	26,792	10,996,776
State Street Corp.	62,339	5,129,253

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
T. Rowe Price Group, Inc.	32,940	$ 6,521,132

		50,631,983

Chemicals - 1.2%
Air Products & Chemicals, Inc.	5,336	1,535,060
Celanese Corp.	11,766	1,783,726
DuPont de Nemours, Inc.	52,084	4,031,822
Eastman Chemical Co.	49,832	5,817,886
Linde PLC	12,735	3,681,688
LyondellBasell Industries NV, Class A	8,811	906,388
PPG Industries, Inc.	41,780	7,092,991

		24,849,561

Commercial Services & Supplies - 0.1%
Cintas Corp.	3,537	1,351,134

Communications Equipment - 0.2%
Cisco Systems, Inc.	74,625	3,955,125
Motorola Solutions, Inc.	3,307	717,123

		4,672,248

Consumer Finance - 0.3%
Capital One Financial Corp.	41,991	6,495,588

Containers & Packaging - 0.2%
Crown Holdings, Inc.	13,323	1,361,744
WestRock Co.	35,810	1,905,808

		3,267,552

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	72,368	20,112,515
Voya Financial, Inc.	12,459	766,228

		20,878,743

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	139,501	7,816,241

Electric Utilities - 1.1%
Duke Energy Corp.	68,760	6,787,987
Evergy, Inc.	53,830	3,252,947
NextEra Energy, Inc.	123,468	9,047,735
Xcel Energy, Inc.	56,165	3,700,150

		22,788,819

Electrical Equipment - 0.4%
Eaton Corp. PLC	56,499	8,372,022

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	19,720	1,349,045

Entertainment - 0.7%
Netflix, Inc. (A)	18,960	10,014,862
Walt Disney Co. (A)	24,770	4,353,823

		14,368,685

Equity Real Estate Investment Trusts - 1.1%
Camden Property Trust	23,929	3,174,661
Equinix, Inc.	6,699	5,376,617
Equity Lifestyle Properties, Inc.	13,874	1,030,977
Mid-America Apartment Communities, Inc.	14,903	2,509,963
Prologis, Inc.	50,096	5,987,975
Public Storage	3,209	964,914
Sun Communities, Inc.	6,834	1,171,348
UDR, Inc.	9,891	484,461
Ventas, Inc.	35,150	2,007,065

		22,707,981

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	10,507	$ 4,157,305
Kroger Co.	9,632	369,002

		4,526,307

Food Products - 0.4%
Mondelez International, Inc., Class A	115,038	7,182,973

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	68,073	7,891,703
ABIOMED, Inc. (A)	1,498	467,541
Becton Dickinson & Co.	14,615	3,554,222
Boston Scientific Corp. (A)	118,344	5,060,389
Danaher Corp.	6,380	1,712,137
DexCom, Inc. (A)	3,158	1,348,466
Intuitive Surgical, Inc. (A)	2,261	2,079,306
Medtronic PLC	84,871	10,535,037
Zimmer Biomet Holdings, Inc.	36,959	5,943,746

		38,592,547

Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.	11,080	1,268,549
Anthem, Inc.	16,698	6,375,297
Centene Corp. (A)	29,655	2,162,739
Cigna Corp.	31,446	7,454,903
UnitedHealth Group, Inc.	40,553	16,239,043

		33,500,531

Hotels, Restaurants & Leisure - 0.6%
Booking Holdings, Inc. (A)	2,309	5,052,300
Hilton Worldwide Holdings, Inc. (A)	25,576	3,084,977
Royal Caribbean Cruises Ltd. (A)	7,360	627,661
Yum! Brands, Inc.	34,105	3,923,098

		12,688,036

Household Durables - 0.3%
D.R. Horton, Inc.	4,690	423,835
Lennar Corp., Class A	55,411	5,505,083

		5,928,918

Household Products - 1.0%
Kimberly-Clark Corp.	34,888	4,667,317
Procter & Gamble Co.	106,099	14,315,938

		18,983,255

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	24,719	5,422,113

Insurance - 1.1%
Allstate Corp.	13,126	1,712,156
American International Group, Inc.	41,899	1,994,392
Chubb Ltd.	23,935	3,804,229
Hartford Financial Services Group, Inc.	52,723	3,267,244
Marsh & McLennan Cos., Inc.	11,821	1,662,978
Progressive Corp.	65,678	6,450,236
Prudential Financial, Inc.	19,680	2,016,610
Travelers Cos., Inc.	8,400	1,257,564

		22,165,409

Interactive Media & Services - 4.3%
Alphabet, Inc., Class A (A)	13,034	31,826,291
Alphabet, Inc., Class C (A)	10,279	25,762,463
Facebook, Inc., Class A (A)	81,223	28,242,049

		85,830,803

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (A)	16,232	$ 55,840,677

IT Services - 3.0%
Accenture PLC, Class A	47,938	14,131,643
Fiserv, Inc. (A)	5,070	541,932
FleetCor Technologies, Inc. (A)	2,882	737,965
Mastercard, Inc., Class A	48,059	17,545,860
PayPal Holdings, Inc. (A)	36,480	10,633,191
Visa, Inc., Class A	67,996	15,898,825

		59,489,416

Life Sciences Tools & Services - 0.9%
Illumina, Inc. (A)	7,197	3,405,692
Thermo Fisher Scientific, Inc.	25,980	13,106,131
Waters Corp. (A)	2,330	805,271

		17,317,094

Machinery - 1.4%
Deere & Co.	30,664	10,815,499
Ingersoll Rand, Inc. (A)	37,910	1,850,387
Otis Worldwide Corp.	32,280	2,639,536
Parker-Hannifin Corp.	17,108	5,254,038
Stanley Black & Decker, Inc.	33,774	6,923,332

		27,482,792

Media - 1.1%
Altice USA, Inc., Class A (A)	35,221	1,202,445
Charter Communications, Inc., Class A (A)	11,069	7,985,730
Comcast Corp., Class A	203,227	11,588,004
Fox Corp., Class A	7,880	292,584

		21,068,763

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	41,760	1,549,714

Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	39,790	975,651
Public Service Enterprise Group, Inc.	20,180	1,205,553
Sempra Energy	38,946	5,159,566

		7,340,770

Multiline Retail - 0.4%
Dollar General Corp.	5,100	1,103,589
Dollar Tree, Inc. (A)	23,548	2,343,026
Target Corp.	20,796	5,027,225

		8,473,840

Oil, Gas & Consumable Fuels - 1.8%
Cabot Oil & Gas Corp.	16,011	279,552
Cheniere Energy, Inc. (A)	20,431	1,772,185
Chevron Corp.	64,972	6,805,167
ConocoPhillips	77,476	4,718,288
Diamondback Energy, Inc.	35,932	3,373,655
EOG Resources, Inc.	39,608	3,304,892
Kinder Morgan, Inc.	73,618	1,342,056
Phillips 66	36,587	3,139,896
Pioneer Natural Resources Co.	34,765	5,650,008
Williams Cos., Inc.	182,410	4,842,986

		35,228,685

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	13,282	4,224,739

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	164,755	$ 11,008,929
Eli Lilly & Co.	48,460	11,122,539
Johnson & Johnson	75,423	12,425,185
Merck & Co., Inc.	84,478	6,569,854
Organon & Co. (A)	10,215	309,106
Pfizer, Inc.	60,004	2,349,757

		43,785,370

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	18,630	1,586,904
Leidos Holdings, Inc.	39,232	3,966,355

		5,553,259

Road & Rail - 0.6%
Lyft, Inc., Class A (A)	28,237	1,707,774
Norfolk Southern Corp.	25,627	6,801,662
Union Pacific Corp.	20,002	4,399,040

		12,908,476

Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (A)	79,593	7,476,170
Analog Devices, Inc.	51,479	8,862,625
Applied Materials, Inc.	71,260	10,147,424
Intel Corp.	70,027	3,931,316
Lam Research Corp.	16,416	10,681,891
Microchip Technology, Inc.	16,065	2,405,573
Micron Technology, Inc. (A)	15,012	1,275,720
NVIDIA Corp.	20,879	16,705,288
NXP Semiconductors NV	30,459	6,266,025
QUALCOMM, Inc.	12,044	1,721,449
Texas Instruments, Inc.	66,590	12,805,257

		82,278,738

Software - 5.4%
Fortinet, Inc. (A)	4,786	1,139,977
Intuit, Inc.	22,236	10,899,420
Microsoft Corp.	302,370	81,912,033
Oracle Corp.	61,840	4,813,626
salesforce.com, Inc. (A)	28,969	7,076,258
Workday, Inc., Class A (A)	10,252	2,447,562

		108,288,876

Specialty Retail - 2.0%
AutoZone, Inc. (A)	755	1,126,626
Best Buy Co., Inc.	42,503	4,886,995
Home Depot, Inc.	36,154	11,529,149
Lowe’s Cos., Inc.	62,895	12,199,743
O’Reilly Automotive, Inc. (A)	11,010	6,233,972
TJX Cos., Inc.	71,830	4,842,779

		40,819,264

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	539,310	73,863,897
Seagate Technology Holdings PLC	58,991	5,187,079

		79,050,976

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	25,157	2,595,448
NIKE, Inc., Class B	60,081	9,281,913

		11,877,361

Tobacco - 0.7%
Altria Group, Inc.	123,529	5,889,863

	Shares	Value
COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	88,527	$ 8,773,911

		14,663,774

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. (A)	73,960	10,711,627

Total Common Stocks (Cost $777,910,124)		1,227,615,693

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 6.56% (C)	14,621	407,926

Electric Utilities - 0.0% (B)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (C) (D)	1,280	32,448

Total Preferred Stocks (Cost $434,660)		440,374

	Principal	Value
ASSET-BACKED SECURITIES - 2.7%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (E)	$440,190	486,835
BlueMountain CLO Ltd. Series 2015-2A, Class A1R, 3-Month LIBOR + 0.93%, 1.12% (C), 07/18/2027 (E)	645,464	645,613
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	302,578	303,062
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, Zero Coupon (C), 10/18/2030 (E)	3,380,000	3,380,081
Series 2017-3A, Class A1,
3-Month LIBOR + 1.22%, 1.41% (C), 07/20/2030 (E)	2,500,000	2,500,470
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (E)	123,656	126,591
ICG CLO Ltd. Series 2014-1A, Class A1R, 3-Month LIBOR + 1.22%, 1.41% (C), 01/20/2030 (E)	1,097,486	1,095,499
JG Wentworth XXII LLC Series 2010-3A, Class A, 3.82%, 12/15/2048 (E)	750,045	789,789
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (E)	1,293,063	1,391,327
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (E)	316,349	322,553
Longfellow Place CLO Ltd. Series 2013-1A, Class AR3, 3-Month LIBOR + 1.00%, 1.18% (C), 04/15/2029 (E)	1,395,000	1,395,148

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust Series 2016-1, Class A1, 2.50% (C), 04/25/2057 (E)	$ 92,825	$ 93,314
MVW LLC Series 2021-1WA, Class A, 1.14%, 01/22/2041 (E)	661,446	661,136
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (E)	313,482	322,194
New Residential Advance Receivables Trust Series 2020-T1, Class AT1, 1.43%, 08/15/2053 (E)	900,000	900,326
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (E)	5,319,000	5,325,451
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (E)	140,000	140,021
Octagon Investment Partners 33 Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 1.38% (C), 01/20/2031 (E)	1,400,000	1,399,996
Ocwen Master Advance Receivables Trust Series 2020-T1, Class AT1, 1.28%, 08/15/2052 (E)	5,102,000	5,156,943
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (E)	88,310	88,794
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	589,304	596,333
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	108,580	111,775
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	88,837	91,333
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	307,595	318,248
Palmer Square CLO Ltd. Series 2015-2A, Class A1R2, 3-Month LIBOR + 1.10%, 1.29% (C), 07/20/2030 (E)	1,900,000	1,897,952
Sierra Timeshare Conduit Receivables Funding LLC Series 2017-1A, Class A, 2.91%, 03/20/2034 (E)	124,439	125,887
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A,
3.20%, 01/20/2036 (E)	320,160	331,100
Series 2020-2A, Class A,
1.33%, 07/20/2037 (E)	1,279,817	1,286,649
Series 2021-1A, Class A,
0.99%, 11/20/2037 (E)	2,427,395	2,419,622
SolarCity LMC LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (E)	458,233	468,353
SPS Servicer Advance Receivables Trust II Series 2020-T1, Class AT1, 1.28%, 11/15/2052 (E)	838,000	841,072
Towd Point Mortgage Trust
Series 2015-5, Class A1B,
2.75% (C), 05/25/2055 (E)	21,043	21,042

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2015-6, Class A1B,
2.75% (C), 04/25/2055 (E)	$ 87,446	$ 87,796
Series 2016-1, Class A1B,
2.75% (C), 02/25/2055 (E)	81,369	81,503
Series 2016-2, Class A1A,
2.75% (C), 08/25/2055 (E)	430,246	434,026
Series 2016-3, Class A1,
2.25% (C), 04/25/2056 (E)	143,445	143,968
Series 2016-4, Class A1,
2.25% (C), 07/25/2056 (E)	349,088	351,705
Series 2017-1, Class A1,
2.75% (C), 10/25/2056 (E)	1,191,167	1,209,396
Series 2017-2, Class A1,
2.75% (C), 04/25/2057 (E)	436,292	442,369
Series 2017-3, Class A1,
2.75% (C), 07/25/2057 (E)	353,995	360,833
Series 2017-4, Class A1,
2.75% (C), 06/25/2057 (E)	1,370,130	1,408,735
Series 2017-6, Class A1,
2.75% (C), 10/25/2057 (E)	1,151,337	1,179,158
Series 2018-1, Class A1,
3.00% (C), 01/25/2058 (E)	925,657	950,056
Series 2018-4, Class A1,
3.00% (C), 06/25/2058 (E)	1,544,062	1,605,137
Series 2019-1, Class A1,
3.72% (C), 03/25/2058 (E)	2,746,446	2,892,477
Series 2020-4, Class A1,
1.75%, 10/25/2060 (E)	2,609,727	2,638,896
VB-S1 Issuer LLC Series 2018-1A, Class C, 3.41%, 02/15/2048 (E)	3,055,000	3,134,877
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (E)	150,755	151,131
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (E)	532,707	542,629
Wellfleet CLO Ltd. Series 2016-2A, Class A1R, 3-Month LIBOR + 1.14%, 1.33% (C), 10/20/2028 (E)	1,079,993	1,080,247

Total Asset-Backed Securities (Cost $53,307,110)		53,729,448

CORPORATE DEBT SECURITIES - 12.8%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.40%, 04/15/2030 (E)	603,000	656,064
Boeing Co.
3.50%, 03/01/2039	2,022,000	2,028,340
5.15%, 05/01/2030	1,495,000	1,772,010
L3 Harris Technologies, Inc. 2.90%, 12/15/2029	710,000	752,693

		5,209,107

Airlines - 0.2%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	658,743	672,075
3.70%, 04/01/2028	581,300	591,012

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
JetBlue Pass-Through Trust 2.75%, 11/15/2033	$ 1,192,575	$ 1,225,790
United Airlines Pass-Through Trust 3.75%, 03/03/2028	1,073,649	1,135,114
US Airways Pass-Through Trust 5.38%, 05/15/2023	955,700	958,477

		4,582,468

Auto Components - 0.0% (B)
BorgWarner, Inc. 3.38%, 03/15/2025	717,000	774,204

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	303,000	330,057
6.25%, 10/02/2043	820,000	1,133,010

		1,463,067

Banks - 1.6%
Australia & New Zealand Banking Group Ltd. Fixed until 11/25/2030, 2.57% (C), 11/25/2035 (E)	1,302,000	1,266,156
Banco Santander SA 2.75%, 12/03/2030	800,000	793,466
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (C), 02/13/2031	629,000	642,876
Fixed until 06/19/2040, 2.68% (C), 06/19/2041	1,063,000	1,032,634
Fixed until 04/22/2031, 2.69% (C), 04/22/2032	906,000	933,173
Fixed until 12/20/2027, 3.42% (C), 12/20/2028	1,774,000	1,932,776
Barclays PLC 5.20%, 05/12/2026	1,676,000	1,914,227
Citigroup, Inc. Fixed until 10/27/2027, 3.52% (C), 10/27/2028	3,305,000	3,621,242
Commerzbank AG 8.13%, 09/19/2023 (E)	1,750,000	1,993,740
Danske Bank A/S Fixed until 12/20/2024, 3.24% (C), 12/20/2025 (E)	1,410,000	1,500,787
Intesa Sanpaolo SpA
4.20%, 06/01/2032 (E)	434,000	445,992
5.02%, 06/26/2024 (E)	615,000	669,219
JPMorgan Chase & Co.
Fixed until 10/15/2029, 2.74% (C), 10/15/2030	1,788,000	1,873,208
Fixed until 05/13/2030, 2.96% (C), 05/13/2031	2,540,000	2,671,017
4.13%, 12/15/2026	1,415,000	1,601,615
Macquarie Bank Ltd. 3.62%, 06/03/2030 (E)	1,610,000	1,704,076
Natwest Group PLC Fixed until 08/28/2030, 3.03% (C), 11/28/2035	1,123,000	1,124,797
UniCredit SpA Fixed until 06/03/2031, 3.13% (C), 06/03/2032 (E)	2,291,000	2,298,677

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 03/15/2026 (F), 3.90% (C)	$ 517,000	$ 535,250
4.10%, 06/03/2026	2,390,000	2,685,303
Fixed until 06/15/2024 (F), 5.90% (C)	585,000	630,337

		31,870,568

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	846,000	1,013,308
4.75%, 01/23/2029	1,161,000	1,384,237
Constellation Brands, Inc.
3.15%, 08/01/2029	581,000	623,651
3.70%, 12/06/2026	276,000	307,023
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030	1,535,000	1,660,913

		4,989,132

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	666,000	722,514
4.05%, 11/21/2039	908,000	1,052,763
Amgen, Inc. 2.20%, 02/21/2027	936,000	972,487
Biogen, Inc. 2.25%, 05/01/2030	607,000	609,910
Gilead Sciences, Inc. 4.15%, 03/01/2047	285,000	335,139

		3,692,813

Building Products - 0.1%
Carrier Global Corp. 2.72%, 02/15/2030	1,089,000	1,130,126

Capital Markets - 0.6%
Charles Schwab Corp. Fixed until 06/01/2026 (F), 4.00% (C) (D)	2,126,000	2,216,355
Credit Suisse Group AG 3.75%, 03/26/2025	1,088,000	1,180,558
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (C), 11/24/2026	694,000	704,490
Fixed until 01/14/2031, 3.73% (C), 01/14/2032	1,146,000	1,167,610
Goldman Sachs Group, Inc. 6.75%, 10/01/2037	1,231,000	1,792,610
Morgan Stanley
Fixed until 01/22/2030, 2.70% (C), 01/22/2031	1,206,000	1,264,219
3.70%, 10/23/2024	2,120,000	2,313,113
5.00%, 11/24/2025	847,000	976,874

		11,615,829

Chemicals - 0.1%
International Flavors & Fragrances, Inc. 2.30%, 11/01/2030 (E)	1,097,000	1,092,040

Commercial Services & Supplies - 0.2%
Ashtead Capital, Inc. 4.25%, 11/01/2029 (E)	733,000	791,640
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	565,000	589,956
3.30%, 12/01/2026 (E)	628,000	684,790
3.85%, 11/15/2024 (E)	661,000	720,621

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Hutchison Whampoa International 11 Ltd. 4.63%, 01/13/2022 (E)	$ 600,000	$ 613,011
Waste Connections, Inc. 2.60%, 02/01/2030	1,171,000	1,214,329

		4,614,347

Communications Equipment - 0.1%
Nokia OYJ 3.38%, 06/12/2022	1,142,000	1,163,806

Construction & Engineering - 0.0% (B)
Quanta Services, Inc. 2.90%, 10/01/2030	822,000	853,181

Construction Materials - 0.2%
CRH America Finance, Inc. 4.50%, 04/04/2048 (E)	900,000	1,098,228
LafargeHolcim Finance LLC 4.75%, 09/22/2046 (E)	1,597,000	1,979,149

		3,077,377

Consumer Finance - 0.3%
Ally Financial, Inc. 8.00%, 11/01/2031	1,641,000	2,363,576
American Express Co. 4.05%, 12/03/2042	275,000	328,141
BMW US Capital LLC 2.80%, 04/11/2026 (E)	1,630,000	1,743,080
Ford Motor Credit Co. LLC 3.38%, 11/13/2025	1,545,000	1,601,006
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (E)	748,000	739,308

		6,775,111

Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	811,000	801,338
4.50%, 09/15/2023	1,074,000	1,151,486
6.50%, 07/15/2025	256,000	300,417
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	726,000	726,496
5.50%, 12/15/2024 (E)	2,174,000	2,457,541
Element Fleet Management Corp.
1.60%, 04/06/2024 (E)	639,000	649,441
3.85%, 06/15/2025 (E)	831,000	894,241

		6,980,960

Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc. 3.40%, 03/01/2027 (E)	887,000	942,038
Sprint Capital Corp. 6.88%, 11/15/2028	175,000	224,438
Verizon Communications, Inc.
1.68%, 10/30/2030	2,398,000	2,292,388
2.99%, 10/30/2056	2,614,000	2,459,545

		5,918,409

Electric Utilities - 0.7%
American Electric Power Co., Inc. 2.95%, 12/15/2022	918,000	944,616
Appalachian Power Co. 3.40%, 06/01/2025	505,000	546,008

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	$ 104,000	$ 132,400
DTE Electric Co. 4.30%, 07/01/2044	2,122,000	2,598,192
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	3,049,000	3,265,302
Duke Energy Progress LLC 3.60%, 09/15/2047	1,265,000	1,408,450
Entergy Arkansas LLC 3.70%, 06/01/2024	245,000	264,616
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,388,000	1,422,150
5.30%, 06/01/2042	69,000	95,186
Pacific Gas & Electric Co. 2.50%, 02/01/2031	1,026,000	962,675
PacifiCorp
3.60%, 04/01/2024	888,000	951,981
5.75%, 04/01/2037	138,000	189,326
Public Service Electric & Gas Co. 3.00%, 05/15/2025	515,000	552,121

		13,333,023

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. 2.80%, 02/15/2030	921,000	973,491
Arrow Electronics, Inc.
3.25%, 09/08/2024	331,000	352,312
3.88%, 01/12/2028	429,000	480,721
Keysight Technologies, Inc. 4.60%, 04/06/2027	1,269,000	1,475,608
Sensata Technologies BV 4.00%, 04/15/2029 (E)	200,000	203,017
Sensata Technologies, Inc. 4.38%, 02/15/2030 (E)	697,000	734,527

		4,219,676

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (E)	1,677,000	1,874,089
Schlumberger Investment SA 3.65%, 12/01/2023	121,000	129,064

		2,003,153

Equity Real Estate Investment Trusts - 0.9%
American Homes 4 Rent Trust 3.38%, 07/15/2051	268,000	262,538
American Tower Trust #1 3.65%, 03/15/2048 (E)	775,000	849,515
Corporate Office Properties, LP
2.25%, 03/15/2026	519,000	533,444
2.75%, 04/15/2031	262,000	263,881
CyrusOne, LP / CyrusOne Finance Corp. 2.90%, 11/15/2024	1,158,000	1,222,883
Healthcare Trust of America Holdings, LP 3.10%, 02/15/2030	1,094,000	1,163,072
Life Storage, LP 4.00%, 06/15/2029	672,000	753,359
National Retail Properties, Inc. 2.50%, 04/15/2030	997,000	1,014,410

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
SBA Tower Trust
1.63%, 11/15/2026 (E)	$ 1,369,000	$ 1,369,551
1.88%, 07/15/2050 (E)	1,309,000	1,325,839
2.84%, 01/15/2050 (E)	3,421,000	3,589,809
3.45%, 03/15/2048 (E)	1,525,000	1,554,114
Simon Property Group, LP 2.20%, 02/01/2031	1,088,000	1,074,436
Vornado Realty, LP 2.15%, 06/01/2026	1,083,000	1,098,030
Weyerhaeuser Co. 4.00%, 04/15/2030	1,025,000	1,167,494
WP Carey, Inc. 2.40%, 02/01/2031	417,000	415,290

		17,657,665

Food & Staples Retailing - 0.3%
7-Eleven, Inc. 1.80%, 02/10/2031 (E)	1,872,000	1,791,614
Sysco Corp. 3.30%, 07/15/2026	1,250,000	1,359,159
Walmart, Inc. 3.63%, 12/15/2047	1,800,000	2,117,906

		5,268,679

Food Products - 0.1%
Campbell Soup Co. 2.38%, 04/24/2030 (D)	1,343,000	1,353,017
Cargill, Inc. 1.70%, 02/02/2031 (E)	770,000	752,023

		2,105,040

Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp. 2.75%, 09/23/2026 (E)	944,000	999,463
DENTSPLY SIRONA, Inc. 3.25%, 06/01/2030	1,316,000	1,408,968
Koninklijke Philips NV 5.00%, 03/15/2042	569,000	760,790
Smith & Nephew PLC 2.03%, 10/14/2030 (D)	1,042,000	1,020,322

		4,189,543

Health Care Providers & Services - 0.5%
Anthem, Inc. 2.25%, 05/15/2030	886,000	894,526
Centene Corp.
3.00%, 10/15/2030	1,425,000	1,463,874
3.38%, 02/15/2030	850,000	888,250
Cigna Corp. 2.40%, 03/15/2030	893,000	911,954
CVS Health Corp.
2.70%, 08/21/2040	1,152,000	1,118,391
3.75%, 04/01/2030	1,615,000	1,809,095
HCA, Inc.
4.13%, 06/15/2029	564,000	635,680
5.25%, 04/15/2025	376,000	430,314
Health Care Service Corp. 2.20%, 06/01/2030 (E)	1,180,000	1,184,838
Molina Healthcare, Inc. 4.38%, 06/15/2028 (E)	771,000	803,768

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc. 4.20%, 06/30/2029	$ 527,000	$ 607,821

		10,748,511

Hotels, Restaurants & Leisure - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	331,000	336,017
3.80%, 02/15/2028	901,000	980,673

		1,316,690

Household Durables - 0.1%
D.R. Horton, Inc. 4.38%, 09/15/2022	1,211,000	1,255,101

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc. 3.75%, 12/01/2027	1,047,000	1,165,468
General Electric Co.
4.35%, 05/01/2050	1,200,000	1,452,250
6.88%, 01/10/2039 (G)	128,000	192,032

		2,809,750

Insurance - 0.5%
American International Group, Inc.
4.20%, 04/01/2028	813,000	935,337
4.25%, 03/15/2029	914,000	1,053,294
Fairfax Financial Holdings Ltd. 3.38%, 03/03/2031 (E)	2,219,000	2,315,054
Global Atlantic Finance Co. 3.13%, 06/15/2031 (E)	2,351,000	2,366,796
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (C), 10/01/2050	1,511,000	1,575,217
Reinsurance Group of America, Inc. 3-Month LIBOR + 2.67%, 2.78% (C), 12/15/2065	2,438,000	2,369,419

		10,615,117

Interactive Media & Services - 0.2%
Alphabet, Inc. 1.10%, 08/15/2030 (D)	1,060,000	1,007,201
Baidu, Inc. 4.38%, 05/14/2024	1,533,000	1,668,040
Tencent Holdings Ltd. 3.28%, 04/11/2024 (E)	1,322,000	1,406,291

		4,081,532

IT Services - 0.1%
Fiserv, Inc. 3.50%, 07/01/2029	1,184,000	1,304,009
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (E)	1,203,000	1,163,573

		2,467,582

Life Sciences Tools & Services - 0.0% (B)
Thermo Fisher Scientific, Inc. 5.30%, 02/01/2044	529,000	734,358

Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.80%, 03/01/2050	649,000	745,939
Clear Channel Worldwide Holdings, Inc. 5.13%, 08/15/2027 (E)	525,000	535,432

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Media (continued)
NBCUniversal Media LLC 4.45%, 01/15/2043	$ 1,189,000	$ 1,461,081
ViacomCBS, Inc. 4.20%, 05/19/2032 (D)	970,000	1,120,796

		3,863,248

Metals & Mining - 0.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	1,757,000	1,948,976
4.75%, 04/10/2027 (E)	365,000	419,750
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,740,000	1,814,228
4.55%, 11/14/2024	736,000	800,400

		4,983,354

Multi-Utilities - 0.1%
Black Hills Corp. 4.25%, 11/30/2023	1,018,000	1,093,746
CMS Energy Corp.
3.88%, 03/01/2024	80,000	85,795
4.88%, 03/01/2044	185,000	236,499
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	597,000	614,390

		2,030,430

Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines, LP 3.40%, 02/15/2031	647,000	687,575
BP Capital Markets PLC 3.12%, 05/04/2026	2,119,000	2,272,622
Chevron USA, Inc. 3.25%, 10/15/2029	653,000	723,807
Energy Transfer, LP
4.90%, 02/01/2024	605,000	657,789
5.15%, 02/01/2043	734,000	828,528
5.95%, 10/01/2043 (D)	680,000	848,609
7.60%, 02/01/2024	534,000	607,155
Enterprise Products Operating LLC 4.25%, 02/15/2048	2,275,000	2,606,579
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	1,190,000	1,285,374
Occidental Petroleum Corp. 5.55%, 03/15/2026	1,967,000	2,173,535
Petroleos Mexicanos
6.50%, 01/23/2029	656,000	674,430
6.84%, 01/23/2030	1,509,000	1,559,099
6.88%, 08/04/2026	400,000	437,160
7.69%, 01/23/2050	166,000	159,775
Pioneer Natural Resources Co. 2.15%, 01/15/2031 (D)	1,336,000	1,309,877
Plains All American Pipeline, LP / PAA Finance Corp. 3.55%, 12/15/2029	1,050,000	1,106,739
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	615,000	695,057
Saudi Arabian Oil Co. 1.25%, 11/24/2023 (E)	214,000	216,157
Shell International Finance BV
2.50%, 09/12/2026 (D)	1,677,000	1,785,991
3.75%, 09/12/2046	244,000	276,005

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
5.40%, 03/04/2044	$ 117,000	$ 147,923
7.88%, 09/01/2021	100,000	101,211

		21,160,997

Pharmaceuticals - 0.4%
Astrazeneca Finance LLC 1.20%, 05/28/2026	591,000	589,159
AstraZeneca PLC 4.38%, 08/17/2048	758,000	944,059
Bayer US Finance II LLC 4.38%, 12/15/2028 (E)	890,000	1,020,499
Bristol-Myers Squibb Co. 1.45%, 11/13/2030 (D)	983,000	951,396
Royalty Pharma PLC 2.20%, 09/02/2030 (E)	1,137,000	1,116,031
Takeda Pharmaceutical Co. Ltd. 5.00%, 11/26/2028	1,636,000	1,971,541
Viatris, Inc. 2.30%, 06/22/2027 (E)	522,000	533,105
Zoetis, Inc. 2.00%, 05/15/2030	636,000	633,755

		7,759,545

Professional Services - 0.1%
Equifax, Inc. 2.60%, 12/01/2024	1,305,000	1,373,415
Experian Finance PLC 2.75%, 03/08/2030 (E)	1,000,000	1,034,534

		2,407,949

Road & Rail - 0.2%
Avolon Holdings Funding Ltd.
4.38%, 05/01/2026 (E)	1,705,000	1,854,349
5.50%, 01/15/2026 (E)	682,000	772,974
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	466,000	484,475
3.75%, 04/01/2024	44,000	47,539

		3,159,337

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc. 1.95%, 02/15/2028 (D) (E)	462,000	462,343
Intel Corp. 2.88%, 05/11/2024	742,000	789,133
KLA Corp. 3.30%, 03/01/2050	809,000	856,723
Lam Research Corp. 3.75%, 03/15/2026	1,025,000	1,148,254
Microchip Technology, Inc. 0.98%, 09/01/2024 (E)	1,044,000	1,039,025
Micron Technology, Inc. 2.50%, 04/24/2023	452,000	467,147
NXP BV / NXP Funding LLC / NXP USA, Inc. 3.40%, 05/01/2030 (E)	432,000	471,988
QUALCOMM, Inc.
3.25%, 05/20/2027	1,011,000	1,117,215
3.25%, 05/20/2050 (D)	819,000	885,132
Skyworks Solutions, Inc. 1.80%, 06/01/2026	579,000	586,554

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
TSMC Global Ltd. 1.38%, 09/28/2030 (E)	$ 2,651,000	$ 2,502,491
Xilinx, Inc. 2.38%, 06/01/2030	968,000	985,019

		11,311,024

Software - 0.1%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029	221,000	221,210
Infor, Inc. 1.75%, 07/15/2025 (E)	1,000,000	1,020,624
Intuit, Inc. 1.35%, 07/15/2027	730,000	729,374
Microsoft Corp. 3.30%, 02/06/2027	879,000	977,877

		2,949,085

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 2.65%, 05/11/2050	936,000	919,803
Dell International LLC / EMC Corp. 6.02%, 06/15/2026	1,023,000	1,228,632
Hewlett Packard Enterprise Co. 4.45%, 10/02/2023	806,000	871,539
Seagate HDD Cayman 4.13%, 01/15/2031 (E)	170,000	173,825
Western Digital Corp. 4.75%, 02/15/2026 (D)	1,485,000	1,648,350

		4,842,149

Tobacco - 0.2%
Altria Group, Inc. 2.45%, 02/04/2032	1,255,000	1,214,302
BAT Capital Corp.
2.26%, 03/25/2028	1,886,000	1,873,480
4.91%, 04/02/2030	777,000	893,498

		3,981,280

Transportation Infrastructure - 0.1%
GXO Logistics, Inc. 2.65%, 07/15/2031 (E)	2,268,000	2,249,788

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV
3.13%, 07/16/2022	1,016,000	1,043,724
4.38%, 07/16/2042	250,000	300,108
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	3,036,000	3,042,146
3.72%, 07/15/2043 (E)	40,000	41,311
Sprint Corp.
7.25%, 09/15/2021	330,000	334,877
7.88%, 09/15/2023	625,000	710,047
T-Mobile USA, Inc.
3.50%, 04/15/2031	450,000	465,565
3.88%, 04/15/2030	1,567,000	1,749,618

		7,687,396

Total Corporate Debt Securities (Cost $244,905,170)		256,993,547

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.0% (B)
Brazil Government International Bond 4.25%, 01/07/2025	$ 480,000	$ 518,189

Chile - 0.1%
Chile Government International Bond 3.50%, 01/25/2050 (D)	675,000	706,178

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	305,000	322,998
4.50%, 01/28/2026	1,125,000	1,227,949

		1,550,947

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	1,810,000	2,066,053
5.38%, 10/17/2023 (E)	400,000	444,214

		2,510,267

Mexico - 0.1%
Mexico Government International Bond 3.75%, 01/11/2028	1,883,000	2,055,012

Panama - 0.0% (B)
Panama Government International Bond 3.88%, 03/17/2028	550,000	603,878

Peru - 0.0% (B)
Peru Government International Bond 7.35%, 07/21/2025	160,000	196,161

Poland - 0.0% (B)
Republic of Poland Government International Bond 3.00%, 03/17/2023	405,000	423,091

Qatar - 0.0% (B)
Qatar Government International Bond 3.88%, 04/23/2023 (E)	200,000	212,301

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond 2.38%, 10/26/2021 (E)	705,000	709,230

Total Foreign Government Obligations (Cost $8,893,587)		9,485,254

MORTGAGE-BACKED SECURITIES - 2.6%
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	723,978	724,280
Series 2012-TFT, Class C,
3.58% (C), 06/05/2030 (E)	1,390,000	1,125,879
BB-UBS Trust, Interest Only STRIPS Series 2012-SHOW, Class XA, 0.73% (C), 11/05/2036 (E)	3,935,000	79,143
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	755,000	755,235
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	1,150,000	1,174,878
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	99,524	105,744
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	285,000	305,663

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2015-GC27, Class B,
3.77%, 02/10/2048	$ 600,000	$ 634,765
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (C), 06/25/2058 (E)	62,800	63,599
Series 2018-RP1, Class A1,
3.00% (C), 09/25/2064 (E)	666,180	686,853
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (C), 08/10/2050	1,648,000	1,773,626
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	157,018	156,329
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,900,000	1,992,278
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,400,000	2,581,034
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	4,500,000	4,802,154
Commercial Mortgage Pass-Through Certificates Trust Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	1,690,000	1,685,931
CSMC Trust Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (E)	3,173,717	3,135,078
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-RMP1, Class A2, 1-Month LIBOR + 0.15%, 0.24% (C), 12/25/2036	98,455	95,499
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (E)	2,200,000	2,313,542
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (C), 04/10/2031 (E)	1,830,837	1,830,442
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (E)	800,000	833,345
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-WLDN, Class A, 3.91%, 05/05/2030 (E)	5,074,484	4,427,779
MetLife Securitization Trust Series 2019-1A, Class A1A, 3.75% (C), 04/25/2058 (E)	175,060	180,443
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	2,010,000	2,069,177
Series 2013-C11, Class B,
4.50% (C), 08/15/2046	945,000	691,743
Morgan Stanley Resecuritization Trust Series 2014-R3, Class 2A, 3.00% (C), 07/26/2048 (E)	97,025	96,936
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (C), 12/25/2052 (E)	157,201	161,919

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (C), 01/25/2054 (E)	$ 149,318	$ 157,729
Series 2014-2A, Class A3,
3.75% (C), 05/25/2054 (E)	542,354	575,198
Series 2014-3A, Class AFX3,
3.75% (C), 11/25/2054 (E)	157,837	168,232
Series 2015-2A, Class A1,
3.75% (C), 08/25/2055 (E)	313,923	332,874
Series 2016-2A, Class A1,
3.75% (C), 11/26/2035 (E)	352,275	373,092
Series 2016-3A, Class A1B,
3.25% (C), 09/25/2056 (E)	550,814	581,725
Series 2016-4A, Class A1,
3.75% (C), 11/25/2056 (E)	743,692	789,836
Series 2017-1A, Class A1,
4.00% (C), 02/25/2057 (E)	863,935	919,021
Series 2017-2A, Class A3,
4.00% (C), 03/25/2057 (E)	835,900	892,592
Series 2017-3A, Class A1,
4.00% (C), 04/25/2057 (E)	1,303,266	1,395,092
Series 2017-4A, Class A1,
4.00% (C), 05/25/2057 (E)	974,345	1,037,419
Series 2018-1A, Class A1A,
4.00% (C), 12/25/2057 (E)	972,210	1,041,317
Series 2018-RPL1, Class A1,
3.50% (C), 12/25/2057 (E)	624,223	648,748
Series 2019-4A, Class A1B,
3.50% (C), 12/25/2058 (E)	2,159,301	2,270,758
Series 2019-5A, Class A1B,
3.50% (C), 08/25/2059 (E)	2,494,031	2,599,146
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (E)	2,169,000	2,213,832
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (E)	1,911,000	1,782,588
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (E)	916,000	922,249

Total Mortgage-Backed Securities (Cost $53,938,340)		53,184,742

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (B)
Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057 (G)	48,000	72,733

Total Municipal Government Obligation (Cost $52,739)		72,733

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.1%
Federal Home Loan Mortgage Corp.
5.00%, 02/01/2024 - 08/01/2035	364,797	415,977
5.50%, 07/01/2037 - 06/01/2041	82,667	95,629
6.00%, 12/01/2037	32,630	38,260

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	$ 4,208,000	$ 4,167,421
2.89%, 06/25/2027	1,705,136	1,807,775
3.01%, 07/25/2025	4,592,000	4,958,205
3.06% (C), 08/25/2024	3,640,000	3,874,850
3.46% (C), 08/25/2023	1,500,000	1,587,470
3.49%, 01/25/2024	2,260,000	2,412,999
Federal National Mortgage Association
12-Month LIBOR + 1.52%, 1.90% (C), 02/01/2043	50,881	51,208
3.33% (C), 10/25/2023	164,983	174,072
3.50%, 07/01/2028 - 01/01/2029	275,011	297,363
4.00%, 06/01/2042	75,488	82,643
4.50%, 02/01/2025 - 06/01/2026	108,899	114,896
5.00%, 04/01/2039 - 11/01/2039	1,206,324	1,364,517
5.50%, 04/01/2037 - 12/01/2041	642,524	745,895
6.00%, 08/01/2036 - 06/01/2041	1,109,162	1,313,238
6.50%, 05/01/2040	89,143	105,423
Government National Mortgage Association, Interest Only STRIPS 0.69% (C), 02/16/2053	444,897	10,372
Tennessee Valley Authority 5.88%, 04/01/2036	1,170,000	1,741,618
Uniform Mortgage-Backed Security
2.00%, TBA (H)	36,926,000	37,649,631
2.50%, TBA (H)	44,867,000	46,473,682
3.00%, TBA (H)	25,648,000	26,741,046
3.50%, TBA (H)	17,703,000	18,638,285
4.00%, TBA (H)	6,875,000	7,322,681

Total U.S. Government Agency Obligations (Cost $161,429,888)		162,185,156

U.S. GOVERNMENT OBLIGATIONS - 10.9%
U.S. Treasury - 9.8%
U.S. Treasury Bond
1.25%, 05/15/2050	10,983,000	8,973,883
1.38%, 08/15/2050	522,000	440,356
1.88%, 02/15/2051	1,423,000	1,359,410
2.00%, 02/15/2050	2,658,000	2,612,835
2.25%, 08/15/2046	2,996,000	3,099,807
2.50%, 02/15/2045 - 05/15/2046	10,235,000	11,088,602
2.75%, 08/15/2042 - 11/15/2047	8,323,000	9,439,849
2.88%, 08/15/2045 - 05/15/2049	5,599,900	6,485,469
3.00%, 05/15/2042 - 02/15/2049	5,699,600	6,767,794
3.13%, 02/15/2042 - 05/15/2048 (D)	1,915,000	2,287,403
3.63%, 02/15/2044	3,549,700	4,591,038
4.50%, 02/15/2036 (D)	2,193,600	3,013,544
5.25%, 02/15/2029	2,086,000	2,692,162
U.S. Treasury Note
0.13%, 12/31/2022 - 05/31/2023	9,174,000	9,163,716
0.25%, 05/31/2025 - 08/31/2025	5,674,000	5,565,742
0.63%, 05/15/2030 - 08/15/2030	12,053,000	11,253,616
1.13%, 02/15/2031 (D)	4,456,000	4,329,979
1.50%, 08/15/2026	889,000	915,809
1.50%, 02/15/2030 (D)	5,411,000	5,468,492
1.63%, 02/15/2026 - 05/15/2031	18,165,000	18,669,943
1.63%, 05/15/2026 - 08/15/2029 (D)	9,311,000	9,614,829

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
1.75%, 07/31/2021 - 11/30/2021	$ 23,339,000	$ 23,433,924
1.75%, 05/15/2023 - 11/15/2029 (D)	7,858,000	8,096,685
2.13%, 06/30/2022 (D)	1,047,000	1,068,103
2.25%, 11/15/2025 (D)	3,203,800	3,409,544
2.25%, 11/15/2027	2,072,200	2,217,901
2.38%, 01/31/2023	1,374,400	1,421,860
2.50%, 08/15/2023 - 05/15/2024	9,689,000	10,210,286
2.63%, 12/15/2021 - 02/15/2029	10,613,000	10,804,717
2.88%, 05/15/2028 - 08/15/2028	3,584,300	3,986,204
3.13%, 11/15/2028 (D)	2,552,600	2,889,623

		195,373,125

U.S. Treasury Inflation-Protected Securities - 1.1%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	2,632,471	2,984,564
1.75%, 01/15/2028	1,536,926	1,858,100
2.50%, 01/15/2029	5,125,873	6,605,034
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030	3,455,033	3,814,078
0.63%, 01/15/2024	7,039,241	7,580,841

		22,842,617

Total U.S. Government Obligations (Cost $213,102,374)		218,215,742

COMMERCIAL PAPER - 6.0%
Banks - 2.8%
DBS Bank Ltd. 0.14% (I), 07/02/2021	3,235,000	3,234,986
Korea Development Bank 0.10% (I), 08/27/2021	7,250,000	7,248,949
Lloyds Bank PLC 0.12% (I), 08/30/2021	7,500,000	7,498,856
Macquarie Bank Ltd. 0.09% (I), 09/07/2021	7,500,000	7,498,232
Manhattan Asset Funding Co. LLC
0.05% (I), 08/05/2021	250,000	249,975
0.06% (I), 08/02/2021	1,450,000	1,449,867
0.08% (I), 08/24/2021	4,200,000	4,199,313
0.09% (I), 09/23/2021	950,000	949,735
National Australia Bank Ltd. 0.12% (I), 08/04/2021	7,600,000	7,599,483
Skandinaviska Enskilda Banken AB 0.11% (I), 08/12/2021	1,350,000	1,349,881
Societe Generale SA
0.06% (I), 07/02/2021	1,780,000	1,779,993
0.10% (I), 09/07/2021	5,500,000	5,499,093
Sumitomo Mitsui Brokerage Corp. 0.05% (I), 07/20/2021	7,800,000	7,799,697

		56,358,060

Diversified Financial Services - 2.8%
Alpine Securitizaton 0.15% (I), 07/21/2021 - 08/02/2021	6,750,000	6,749,312
Anglesea Funding PLC 0.14% (I), 07/06/2021	7,250,000	7,249,903
Bennington Stark Capital Co. LLC 0.09% (I), 08/27/2021	2,500,000	2,499,521
Cancara Asset Securitisation LLC 0.14% (I), 07/06/2021	7,250,000	7,249,903

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Chariot Funding LLC 0.14% (I), 07/13/2021	$ 1,600,000	$ 1,599,958
ING Funding LLC 0.14% (I), 07/01/2021	3,250,000	3,249,994
Jupiter Securitization Co. LLC 0.14% (I), 07/13/2021	3,200,000	3,199,907
LaFayette Asset Securitization LLC 0.15% (I), 07/08/2021	3,282,000	3,281,942
LMA SA / LMA Americas LLC 0.13% (I), 08/04/2021	3,000,000	2,999,708
Mont Blanc Capital Corp. 0.10% (I), 08/19/2021	3,919,000	3,918,439
Sheffield Receivable
0.08% (I), 08/26/2021	2,750,000	2,749,530
0.14% (I), 08/02/2021	5,000,000	4,999,542
Starbird Funding Corp. 0.15% (I), 07/07/2021	1,700,000	1,699,974
Thunder Bay Funding LLC 0.13% (I), 07/12/2021	4,500,000	4,499,880
Victory Receivables Corp. 0.09% (I), 09/24/2021	1,000,000	999,716

		56,947,229

Food Products - 0.4%
Britannia Funding Co. 0.15% (I), 09/16/2021	7,500,000	7,497,530

Total Commercial Paper (Cost $120,802,513)		120,802,819

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bill
0.01% (I), 07/01/2021 - 08/05/2021	11,290,000	11,289,768
0.02% (I), 09/09/2021	4,502,000	4,501,593

Total Short-Term U.S. Government Obligations (Cost $15,791,762)		15,791,361

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (I)	19,502,610	$ 19,502,610

Total Other Investment Company (Cost $19,502,610)		19,502,610

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp., 0.00% (I), dated 06/30/2021, to be repurchased at $35,808,199 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 12/15/2023, and with a value of $36,524,520.	$35,808,199	35,808,199

Total Repurchase Agreement (Cost $35,808,199)		35,808,199

Total Investments (Cost $1,705,879,076)		2,173,827,678
Net Other Assets (Liabilities) - (8.4)%		(169,202,403)

Net Assets - 100.0%		$2,004,625,275

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	68	09/30/2021	$15,008,489	$14,981,781	$—	$(26,708)
S&P 500® E-Mini Index	54	09/17/2021	11,356,775	11,579,220	222,445	—

Total Futures Contracts					$222,445	$(26,708)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,227,615,693	$—	$—	$1,227,615,693
Preferred Stocks	440,374	—	—	440,374
Asset-Backed Securities	—	53,729,448	—	53,729,448
Corporate Debt Securities	—	256,993,547	—	256,993,547
Foreign Government Obligations	—	9,485,254	—	9,485,254
Mortgage-Backed Securities	—	53,184,742	—	53,184,742
Municipal Government Obligation	—	72,733	—	72,733
U.S. Government Agency Obligations	—	162,185,156	—	162,185,156
U.S. Government Obligations	—	218,215,742	—	218,215,742
Commercial Paper	—	120,802,819	—	120,802,819
Short-Term U.S. Government Obligations	—	15,791,361	—	15,791,361
Other Investment Company	19,502,610	—	—	19,502,610
Repurchase Agreement	—	35,808,199	—	35,808,199

Total Investments	$1,247,558,677	$926,269,001	$—	$2,173,827,678

Other Financial Instruments
Futures Contracts (K)	$222,445	$—	$—	$222,445

Total Other Financial Instruments	$222,445	$—	$—	$222,445

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(26,708)	$—	$—	$(26,708)

Total Other Financial Instruments	$(26,708)	$—	$—	$(26,708)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Floating or variable rate securities. The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $37,309,259, collateralized by cash collateral of $19,502,610 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $18,575,123. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the total value of 144A securities is $173,084,257, representing 8.6% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Restricted securities. At June 30, 2021, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	General Electric Co. 6.88%, 01/10/2039	12/21/2020	$185,312	$192,032	0.0	%(B)

Municipal Government Obligation	Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	01/30/2014	52,972	72,733	0.0	(B)

Total			$238,284	$264,765	0.0	%(B)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Rates disclosed reflect the yields at June 30, 2021.
(J)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021 (unaudited)

Assets:
Investments, at value (cost $1,670,070,877) (including securities loaned of $37,309,259)	$2,138,019,479
Repurchase agreement, at value (cost $35,808,199)	35,808,199
Cash	45,825
Cash collateral pledged at broker for:
TBA commitments	61,000
Futures contracts	750,840
Receivables and other assets:
Investments sold	2,180,442
When-issued, delayed-delivery, forward and TBA commitments sold	5,155,483
Net income from securities lending	4,683
Dividends	1,062,809
Interest	3,514,996
Variation margin receivable on futures contracts	19,417
Prepaid expenses	7,351

Total assets	2,186,630,524

Liabilities:
Cash collateral received upon return of:
Securities on loan	19,502,610
Payables and other liabilities:
Investments purchased	15,664,788
When-issued, delayed-delivery, forward and TBA commitments purchased	144,391,476
Shares of beneficial interest redeemed	728,826
Investment management fees	1,039,197
Distribution and service fees	361,690
Transfer agent costs	4,544
Trustees, CCO and deferred compensation fees	28,020
Audit and tax fees	25,639
Custody fees	91,212
Legal fees	11,228
Printing and shareholder reports fees	124,466
Other accrued expenses	31,553

Total liabilities	182,005,249

Net assets	$2,004,625,275

Net assets consist of:
Capital stock ($0.01 par value)	$1,100,617
Additional paid-in capital	1,318,059,375
Total distributable earnings (accumulated losses)	685,465,283

Net assets	$2,004,625,275

Net assets by class:
Initial Class	$393,029,172
Service Class	1,611,596,103

Shares outstanding:
Initial Class	21,128,695
Service Class	88,932,957

Net asset value and offering price per share:
Initial Class	$18.60
Service Class	18.12

STATEMENT OF OPERATIONS

For the period ended June 30, 2021 (unaudited)

Investment Income:
Dividend income	$7,783,269
Interest income	7,752,400
Net income from securities lending	30,752
Withholding taxes on foreign income	(9,395)

Total investment income	15,557,026

Expenses:
Investment management fees	5,609,629
Distribution and service fees:
Service Class	1,952,572
Transfer agent costs	13,593
Trustees, CCO and deferred compensation fees	48,475
Audit and tax fees	27,319
Custody fees	87,815
Legal fees	56,320
Printing and shareholder reports fees	73,794
Other	49,889

Total expenses	7,919,406

Net investment income (loss)	7,637,620

Net realized gain (loss) on:
Investments	85,082,699
Futures contracts	2,092,942

Net realized gain (loss)	87,175,641

Net change in unrealized appreciation (depreciation) on:
Investments	75,007,442
Futures contracts	(40,182)

Net change in unrealized appreciation (depreciation)	74,967,260

Net realized and change in unrealized gain (loss)	162,142,901

Net increase (decrease) in net assets resulting from operations	$169,780,521

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$7,637,620	$19,167,862
Net realized gain (loss)	87,175,641	105,865,286
Net change in unrealized appreciation (depreciation)	74,967,260	136,092,848

Net increase (decrease) in net assets resulting from operations	169,780,521	261,125,996

Dividends and/or distributions to shareholders:
Initial Class	—	(19,351,472)
Service Class	—	(78,307,157)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(97,658,629)

Capital share transactions:
Proceeds from shares sold:
Initial Class	7,756,682	16,136,706
Service Class	14,866,677	28,809,198

	22,623,359	44,945,904

Dividends and/or distributions reinvested:
Initial Class	—	19,351,472
Service Class	—	78,307,157

	—	97,658,629

Cost of shares redeemed:
Initial Class	(25,207,107)	(36,013,886)
Service Class	(79,886,110)	(149,118,920)

	(105,093,217)	(185,132,806)

Net increase (decrease) in net assets resulting from capital share transactions	(82,469,858)	(42,528,273)

Net increase (decrease) in net assets	87,310,663	120,939,094

Net assets:
Beginning of period/year	1,917,314,612	1,796,375,518

End of period/year	$2,004,625,275	$1,917,314,612

Capital share transactions - shares:
Shares issued:
Initial Class	441,100	1,002,160
Service Class	873,444	1,888,234

	1,314,544	2,890,394

Shares reinvested:
Initial Class	—	1,216,309
Service Class	—	5,042,315

	—	6,258,624

Shares redeemed:
Initial Class	(1,427,683)	(2,328,368)
Service Class	(4,606,600)	(9,886,472)

	(6,034,283)	(12,214,840)

Net increase (decrease) in shares outstanding:
Initial Class	(986,583)	(109,899)
Service Class	(3,733,156)	(2,955,923)

	(4,719,739)	(3,065,822)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$17.04		$15.54	$13.85	$15.17	$13.56	$13.11

Investment operations:
Net investment income (loss) (A)	0.09		0.20	0.24	0.25	0.20	0.19	(B)
Net realized and unrealized gain (loss)	1.47		2.20	2.69	(0.75)	1.69	0.83

Total investment operations	1.56		2.40	2.93	(0.50)	1.89	1.02

Dividends and/or distributions to shareholders:
Net investment income	—		(0.25)	(0.26)	(0.22)	(0.12)	(0.13)
Net realized gains	—		(0.65)	(0.98)	(0.60)	(0.16)	(0.44)

Total dividends and/or distributions to shareholders	—		(0.90)	(1.24)	(0.82)	(0.28)	(0.57)

Net asset value, end of period/year	$18.60		$17.04	$15.54	$13.85	$15.17	$13.56

Total return	9.15	%(C)	15.90%	21.77%	(3.66)%	14.14%	7.87%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$393,029		$376,902	$345,274	$305,002	$344,156	$319,369
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.61	%(D)	0.63%	0.66%	0.66%	0.66%	0.70%
Including waiver and/or reimbursement and recapture	0.61	%(D)	0.63%	0.66%	0.66%	0.66%	0.69	%(B)
Net investment income (loss) to average net assets	0.99	%(D)	1.29%	1.61%	1.64%	1.42%	1.45	%(B)
Portfolio turnover rate	17	%(C)	51%	45%	46%	39%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$16.62		$15.18	$13.55	$14.86	$13.31	$12.89

Investment operations:
Net investment income (loss) (A)	0.06		0.16	0.20	0.20	0.17	0.16	(B)
Net realized and unrealized gain (loss)	1.44		2.15	2.63	(0.73)	1.65	0.81

Total investment operations	1.50		2.31	2.83	(0.53)	1.82	0.97

Dividends and/or distributions to shareholders:
Net investment income	—		(0.22)	(0.22)	(0.18)	(0.11)	(0.11)
Net realized gains	—		(0.65)	(0.98)	(0.60)	(0.16)	(0.44)

Total dividends and/or distributions to shareholders	—		(0.87)	(1.20)	(0.78)	(0.27)	(0.55)

Net asset value, end of period/year	$18.12		$16.62	$15.18	$13.55	$14.86	$13.31

Total return	9.03	%(C)	15.60%	21.50%	(3.90)%	13.82%	7.64%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,611,596		$1,540,413	$1,451,102	$1,283,242	$1,473,823	$1,041,215
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(D)	0.88%	0.91%	0.91%	0.91%	0.95%
Including waiver and/or reimbursement and recapture	0.86	%(D)	0.88%	0.91%	0.91%	0.91%	0.94	%(B)
Net investment income (loss) to average net assets	0.74	%(D)	1.04%	1.36%	1.39%	1.17%	1.20	%(B)
Portfolio turnover rate	17	%(C)	51%	45%	46%	39%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2021, commissions recaptured are $6,545.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2021, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2021, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2021, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Preferred Stocks	$7,794	$—	$—	$—	$7,794
Corporate Debt Securities	9,464,086	—	—	—	9,464,086
U.S. Government Obligations	10,030,730	—	—	—	10,030,730
Total Securities Lending Transactions	$19,502,610	$—	$—	$—	$19,502,610
Total Borrowings	$19,502,610	$—	$—	$—	$19,502,610

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$222,445	$—	$—	$222,445
Total	$—	$—	$222,445	$—	$—	$222,445

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(26,708)	$—	$—	$—	$—	$(26,708)
Total	$(26,708)	$—	$—	$—	$—	$(26,708)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(669)	$—	$2,093,611	$—	$—	$2,092,942
Total	$(669)	$—	$2,093,611	$—	$—	$2,092,942

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(26,708)	$—	$(13,474)	$—	$—	$(40,182)
Total	$(26,708)	$—	$(13,474)	$—	$—	$(40,182)

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Futures contracts:
Average notional value of contracts – long	$23,316,608

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK FACTORS (continued)

known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset class allocation risk: The Portfolio’s investment performance depends on the Portfolio’s asset class allocation and reallocation from time to time. The investment manager’s and subadvisers’ decisions may not produce the desired results.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). Plans are underway to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR recently announced a possible delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instrument in which the Portfolio invests, and financial markets generally.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/ principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $ 500 million	0.61%
Over $500 million up to $1 billion	0.59
Over $1 billion up to $1.5 bilion	0.56
Over $1.5 billion up to $2 bilion	0.55
Over $2 billion up to $5 bilion	0.52
Over $5 billion	0.50

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.75%	May 1, 2022
Service Class	1.00	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 218,898,842	$ 85,351,997	$ 355,895,049	$ 54,740,253

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,705,879,076	$ 475,608,752	$ (7,464,413)	$ 468,144,339

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2010-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of)

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

12. NEW ACCOUNTING PRONOUNCEMENT (continued)

reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

13. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Multi-Managed Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and each of Aegon USA Investment Management, LLC (“AUIM”) and J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe but below its primary benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that J.P. Morgan had commenced sub-advising the equity sleeve of the Portfolio on March 22, 2011 pursuant to its current equity investment strategies. The Board noted that AUIM had commenced sub-advising the fixed-income sleeve of the Portfolio on May 1, 2014 pursuant to its current fixed-income investment strategies. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on May 1, 2020 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

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MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to J.P. Morgan, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and J.P. Morgan, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, for J.P. Morgan, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio. With respect to AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by J.P. Morgan is generally appropriate and in the best interests of the Portfolio. The Board also noted that J.P. Morgan participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements J.P. Morgan may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,038.50	$4.35	$1,020.50	$4.31	0.86%
Service Class	1,000.00	1,036.70	5.61	1,019.30	5.56	1.11

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Short-Term U.S. Government Obligations	44.1%
Corporate Debt Securities	27.3
U.S. Government Obligations	19.0
U.S. Government Agency Obligations	5.3
Asset-Backed Securities	4.7
Mortgage-Backed Securities	3.5
Repurchase Agreement	2.3
Other Investment Company	2.0
Foreign Government Obligations	1.8
Exchange-Traded Options Purchased	1.4
Municipal Government Obligations	0.8
Loan Assignments	0.2
Net Other Assets (Liabilities) ^	(12.4)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	7.22
Duration †	4.41

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.7%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-R3, Class M1, 1-Month LIBOR + 0.78%, 0.87% (A), 05/25/2034	$175,477	$175,574
AMMC CLO 16 Ltd. Series 2015-16A, Class AR2, 3-Month LIBOR + 0.98%, 1.17% (A), 04/14/2029 (B)	500,000	499,917
AMMC CLO XII Ltd. Series 2013-12A, Class AR2, 3-Month LIBOR + 0.95%, 0.00% (A), 11/10/2030 (B) (C)	1,800,000	1,800,189
Anchorage Capital CLO 6 Ltd. Series 2015-6A, Class ARR, 3-Month LIBOR + 1.05%, 1.23% (A), 07/15/2030 (B)	300,000	300,012
Apidos CLO XXVII Series 2017-27A, Class A1R, 3-Month LIBOR + 0.93%, 0.00% (A), 07/17/2030 (B)	600,000	600,190
Arbor Realty Collateralized Loan Obligation Ltd. Series 2021-FL2, Class A, 1-Month LIBOR + 1.10%, 1.20% (A), 05/15/2036 (B)	500,000	500,314
Arbor Realty Commercial Real Estate Notes Ltd. Series 2019-FL1, Class A, 1-Month LIBOR + 1.15%, 1.22% (A), 05/15/2037 (B)	700,000	700,222
Arch Street CLO Ltd. Series 2016-2A, Class AR2, 3-Month LIBOR + 1.00%, 1.19% (A), 10/20/2028 (B)	300,000	300,008
Birch Grove CLO Ltd. Series 19A, Class AR, 3-Month LIBOR + 1.13%, 0.00% (A), 06/15/2031 (B) (C)	1,200,000	1,200,127
Carlyle Global Market Strategies CLO Ltd. Series 2013-1A, Class A1RR, 3-Month LIBOR + 0.95%, 1.06% (A), 08/14/2030 (B) (C)	600,000	600,000
CIFC Funding Ltd. Series 2017-4A, Class A1R, 3-Month LIBOR + 0.95%, 1.04% (A), 10/24/2030 (B)	600,000	600,152
Dryden XXV Senior Loan Fund Series 2012-25A, Class ARR, 3-Month LIBOR + 0.90%, 1.08% (A), 10/15/2027 (B)	1,029,198	1,029,227
Encore Credit Receivables Trust Series 2005-1, Class M1, 1-Month LIBOR + 0.66%, 0.75% (A), 07/25/2035	221,597	223,259
Fremont Home Loan Trust Series 2005-1, Class M5, 1-Month LIBOR + 1.07%, 1.16% (A), 06/25/2035	400,000	400,511

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Gallatin CLO IX Ltd. Series 2018-1A, Class A, 3-Month LIBOR + 1.05%, 1.24% (A), 01/21/2028 (B)	$ 416,615	$ 416,629
HERA Commercial Mortgage Ltd. Series 2021-FL1, Class A, 1-Month LIBOR + 1.05%, 1.13% (A), 02/18/2038 (B)	800,000	800,202
Home Equity Asset Trust Series 2005-4, Class M6, 1-Month LIBOR + 1.08%, 1.17% (A), 10/25/2035	500,000	497,676
JPMorgan Mortgage Acquisition Trust Series 2007-CH5, Class A5, 1-Month LIBOR + 0.26%, 0.35% (A), 06/25/2037	704,717	699,644
KKR CLO 9 Ltd. Series 9, Class AR2, 3-Month LIBOR + 0.95%, 0.00% (A), 07/15/2030 (B)	300,000	300,006
LCM XV, LP Series 15A, Class AR2, 3-Month LIBOR + 1.00%, 1.19% (A), 07/20/2030 (B)	400,000	400,010
Legacy Mortgage Asset Trust Series 2019-GS3, Class A1, 3.75% (A), 04/25/2059 (B)	678,502	684,145
LFT CRE Ltd. Series 2021-FL1, Class A, 1-Month LIBOR + 1.17%, 1.27% (A), 06/15/2039 (B)	600,000	600,002
LoanCore Issuer Ltd. Series 2019-CRE2, Class A, 1-Month LIBOR + 1.13%, 1.20% (A), 05/15/2036 (B)	700,000	699,782
Marble Point CLO X Ltd. Series 2017-1A, Class AR, 3-Month LIBOR + 1.04%, 1.22% (A), 10/15/2030 (B)	400,000	400,006
Master Asset-Backed Securities Trust Series 2004-WMC3, Class M1, 1-Month LIBOR + 0.83%, 0.92% (A), 10/25/2034	307,353	304,182
MidOcean Credit CLO II Series 2013-2A, Class ARR, 3-Month LIBOR + 1.03%, 0.00% (A), 01/29/2030 (B)	300,000	300,011
Midocean Credit CLO VIII Series 2018-8A, Class A1R, 3-Month LIBOR + 1.05%, 1.21% (A), 02/20/2031 (B)	300,000	299,642
Mountain View CLO Ltd. Series 2014-1A, Class ARR, 3-Month LIBOR + 0.80%, 0.98% (A), 10/15/2026 (B)	60,384	60,385
Northstar Education Finance, Inc. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 0.79% (A), 12/26/2031 (B)	18,287	18,372

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OZLM XVI Ltd. Series 2017-16A, Class A1R, 3-Month LIBOR + 1.03%, 1.19% (A), 05/16/2030 (B)	$ 400,000	$ 399,999
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1, 3-Month LIBOR + 0.90%, 1.06% (A), 11/15/2026 (B)	217,150	217,198
Series 2021-3A, Class A1, 3-Month LIBOR + 0.80%, Zero Coupon (A), 07/20/2029 (B) (C)	900,000	900,000
PHEAA Student Loan Trust Series 2016-2A, Class A, 1-Month LIBOR + 0.95%, 1.04% (A), 11/25/2065 (B)	340,823	342,942
RAMP Trust Series 2005-EFC4, Class M3, 1-Month LIBOR + 0.48%, 0.81% (A), 09/25/2035	37,370	37,386
RASC Trust Series 2007-KS2, Class AI4, 1-Month LIBOR + 0.22%, 0.31% (A), 02/25/2037	300,000	286,000
Romark CLO Ltd. Series 2017-1A, Class A1R, 3-Month LIBOR + 1.03%, 0.00% (A), 10/23/2030 (B) (C)	600,000	600,063
Saxon Asset Securities Trust Series 2005-4, Class M2, 1-Month LIBOR + 0.68%, 0.77% (A), 11/25/2037	1,100,000	1,096,591
SMB Private Education Loan Trust Series 2016-B, Class A2B, 1-Month LIBOR + 1.45%, 1.52% (A), 02/17/2032 (B)	795,241	806,368
Sound Point CLO XV Ltd. Series 2017-1A, Class ARR, 3-Month LIBOR + 0.90%, 1.07% (A), 01/23/2029 (B)	300,000	300,009
Sound Point CLO XVI Ltd. Series 2017-2A, Class AR, 3-Month LIBOR + 0.98%, 1.16% (A), 07/25/2030 (B)	600,000	599,675
Soundview Home Loan Trust Series 2007-NS1, Class A4, 1-Month LIBOR + 0.30%, 0.39% (A), 01/25/2037	700,000	665,057
Steele Creek CLO Ltd. Series 2015-1A, Class AR2, 3-Month LIBOR + 0.90%, 1.05% (A), 05/21/2029 (B)	300,000	299,745
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 1.09% (A), 05/25/2058 (B)	269,351	271,400
Series 2019-SJ3, Class A1,
3.00% (A), 11/25/2059 (B)	157,207	158,209

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Venture XIV CLO Ltd. Series 2013-14A, Class ARR, 3-Month LIBOR + 1.03%, 1.17% (A), 08/28/2029 (B)	$ 1,300,000	$ 1,299,303
Vibrant CLO VI Ltd. Series 2017-6A, Class AR, 3-Month LIBOR + 0.95%, 1.08% (A), 06/20/2029 (B)	600,000	600,143
Vibrant CLO VII Ltd. Series 2017-7A, Class A1R, 3-Month LIBOR + 1.04%, 1.23% (A), 09/15/2030 (B)	300,000	300,006
Voya CLO Ltd.
Series 2016-4A, Class ARR,
3-Month LIBOR + 0.90%, 0.98% (A), 07/20/2029 (B)	600,000	600,133
Series 2017-IA, Class A1R,
3-Month LIBOR + 0.95%, 1.07% (A), 04/17/2030 (B)	300,000	300,008
Wellfleet CLO Ltd. Series 2017-1A, Class A1RR, 3-Month LIBOR + 0.89%, 1.08% (A), 04/20/2029 (B)	300,000	299,753
Zais CLO Ltd. Series 2014-1A, Class A1AR, 3-Month LIBOR + 1.15%, 1.33% (A), 04/15/2028 (B)	308,931	308,964

Total Asset-Backed Securities (Cost $25,970,288)		26,099,348

CORPORATE DEBT SECURITIES - 27.3%
Aerospace & Defense - 0.3%
Boeing Co.
2.20%, 02/04/2026	740,000	747,732
3.60%, 05/01/2034	200,000	211,028
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	300,000	312,750
3.95%, 06/15/2023	200,000	201,100
Textron, Inc. 2.45%, 03/15/2031	330,000	330,652

		1,803,262

Airlines - 0.8%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	477,978	485,932
3.25%, 04/15/2030	159,464	155,056
3.50%, 08/15/2033	94,586	91,572
4.00%, 01/15/2027	52,638	51,206
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	268,694	269,093
3.80%, 03/20/2033 (B)	332,806	347,964
JetBlue Pass-Through Trust 4.00%, 05/15/2034	290,184	320,171
Southwest Airlines Co. 5.13%, 06/15/2027	500,000	589,080
Spirit Airlines Pass-Through Trust 3.65%, 08/15/2031	167,817	164,598

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust
2.88%, 04/07/2030	$ 733,485	$ 749,201
3.10%, 04/07/2030	733,485	740,789
5.88%, 04/15/2029	285,495	316,865

		4,281,527

Automobiles - 0.1%
Nissan Motor Co. Ltd. 4.35%, 09/17/2027 (B)	600,000	659,880

Banks - 5.7%
AIB Group PLC 4.75%, 10/12/2023 (B)	700,000	760,334
Banco Santander SA 3.49%, 05/28/2030	200,000	216,187
Bank of America Corp. Fixed until 12/20/2027, 3.42% (A), 12/20/2028	4,954,000	5,397,391
Bank of Ireland Group PLC 4.50%, 11/25/2023 (B)	700,000	756,375
Barclays PLC
Fixed until 04/02/2024, 3.38% (A), 04/02/2025 (D)	EUR 200,000	258,282
3.65%, 03/16/2025	$ 1,200,000	1,299,336
BNP Paribas SA Fixed until 02/25/2031 (E), 4.63% (A) (B)	400,000	416,408
Citigroup, Inc.
Fixed until 02/18/2026 (E), 3.88% (A) (F)	1,400,000	1,429,750
4.40%, 06/10/2025	1,200,000	1,340,747
Dexia Credit Local SA 1.88%, 09/15/2021 (B)	2,500,000	2,508,430
DnB Bank ASA Fixed until 09/16/2025, 1.13% (A), 09/16/2026 (B)	200,000	198,530
HSBC Holdings PLC
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 600,000	839,030
Fixed until 03/09/2026 (E), 4.00% (A)	$ 300,000	304,875
Fixed until 12/17/2030 (E), 4.60% (A)	600,000	622,500
JPMorgan Chase & Co. Fixed until 06/01/2028, 2.07% (A), 06/01/2029	1,900,000	1,915,409
Lloyds Banking Group PLC
4.38%, 03/22/2028	400,000	459,715
4.55%, 08/16/2028	1,400,000	1,632,153
Mitsubishi UFJ Financial Group, Inc. 2.05%, 07/17/2030	700,000	698,308
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 1.12% (A), 09/11/2024	600,000	608,238
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	500,000	492,883
Natwest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	600,000	703,230
Fixed until 08/15/2021 (E), 8.63% (A)	1,000,000	1,008,250
Santander Holdings USA, Inc. 3.45%, 06/02/2025	500,000	537,060
Santander UK Group Holdings PLC Fixed until 03/15/2031, 2.90% (A), 03/15/2032 (F)	500,000	515,780

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Standard Chartered PLC
Fixed until 01/12/2024, 0.99% (A), 01/12/2025 (B)	$ 500,000	$ 498,427
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	200,000	198,087
Stichting AK Rabobank Certificaten 2.19% (G), 12/29/2049 (D) (E)	EUR 735,350	1,173,284
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 1,000,000	1,006,874
2.14%, 09/23/2030	400,000	390,668
SVB Financial Group 3.13%, 06/05/2030	600,000	639,222
Truist Financial Corp. Fixed until 03/01/2030 (E), 5.10% (A)	1,000,000	1,123,750
UniCredit SpA 6.57%, 01/14/2022 (B)	600,000	618,506
Wells Fargo & Co.
Fixed until 02/11/2025, 2.16% (A), 02/11/2026	700,000	726,783
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	500,000	539,849

		31,834,651

Beverages - 0.2%
Bacardi Ltd.
4.45%, 05/15/2025 (B)	100,000	111,180
4.70%, 05/15/2028 (B)	300,000	349,288
5.15%, 05/15/2038 (B)	100,000	123,859
Suntory Holdings Ltd. 2.25%, 10/16/2024 (B)	700,000	725,480

		1,309,807

Biotechnology - 0.1%
Amgen, Inc. 4.40%, 05/01/2045	500,000	606,060

Building Products - 0.3%
Ferguson Finance PLC 3.25%, 06/02/2030 (B)	800,000	864,290
Fortune Brands Home & Security, Inc. 4.00%, 06/15/2025	140,000	154,300
Standard Industries, Inc. 4.38%, 07/15/2030 (B)	600,000	618,750

		1,637,340

Capital Markets - 1.4%
Banco BTG Pactual SA 4.50%, 01/10/2025 (B)	600,000	628,470
Brighthouse Holdings LLC 6.50% (G), 07/27/2037 (B) (E)	300,000	269,407
Charles Schwab Corp. Fixed until 06/01/2026 (E), 4.00% (A) (F)	300,000	312,750
Credit Suisse Group AG 3.75%, 03/26/2025	2,900,000	3,146,708
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (D)	EUR 300,000	375,673
Fixed until 05/28/2031, 3.04% (A), 05/28/2032 (H)	$ 500,000	509,010
Fixed until 09/18/2030, 3.55% (A), 09/18/2031	200,000	213,120

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Deutsche Bank AG (continued)
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	$ 300,000	$ 324,355
4.25%, 10/14/2021	100,000	101,084
JAB Holdings BV 2.20%, 11/23/2030 (B)	250,000	243,051
Lazard Group LLC 4.38%, 03/11/2029	100,000	113,752
Moody’s Corp. 5.25%, 07/15/2044	100,000	133,967
MSCI, Inc. 3.63%, 11/01/2031 (B)	200,000	205,140
Nomura Holdings, Inc. 2.65%, 01/16/2025	400,000	420,305
UBS Group AG 4.13%, 09/24/2025 (B)	800,000	891,200

		7,887,992

Chemicals - 0.3%
Sasol Financing USA LLC 5.88%, 03/27/2024	300,000	320,400
Syngenta Finance NV
3.13%, 03/28/2022	100,000	101,606
4.44%, 04/24/2023 (B)	200,000	211,118
5.18%, 04/24/2028 (B)	400,000	457,468
Yara International ASA 3.15%, 06/04/2030 (B)	500,000	535,430

		1,626,022

Commercial Services & Supplies - 0.1%
Ashtead Capital, Inc. 4.00%, 05/01/2028 (B)	500,000	528,825

Consumer Finance - 0.3%
Ford Motor Credit Co. LLC 4.14%, 02/15/2023	700,000	725,375
Nissan Motor Acceptance Corp. 2.00%, 03/09/2026 (B)	300,000	301,659
OneMain Finance Corp. 8.88%, 06/01/2025	400,000	443,476

		1,470,510

Containers & Packaging - 0.2%
Amcor Flexibles North America, Inc. 2.63%, 06/19/2030	500,000	511,691
Berry Global, Inc.
1.57%, 01/15/2026 (B)	100,000	100,030
4.88%, 07/15/2026 (B)	700,000	740,712

		1,352,433

Diversified Consumer Services - 0.7%
Nationwide Building Society 3.90%, 07/21/2025 (B)	3,200,000	3,546,544
Yale University 1.48%, 04/15/2030	300,000	295,890

		3,842,434

Diversified Financial Services - 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45%, 10/01/2025 - 04/03/2026	1,600,000	1,761,573

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Aircastle Ltd.
4.13%, 05/01/2024	$ 200,000	$ 213,263
4.25%, 06/15/2026	200,000	217,276
Aviation Capital Group LLC 5.50%, 12/15/2024 (B)	400,000	452,170
DAE Funding LLC
1.55%, 08/01/2024 (B)	300,000	299,391
2.63%, 03/20/2025 (B)	600,000	610,278
Doric Nimrod Air Alpha Pass-Through Trust 5.25%, 05/30/2025 (B)	49,193	49,406
Fairstone Financial, Inc. 7.88%, 07/15/2024 (B)	300,000	312,750
GE Capital Funding LLC 4.40%, 05/15/2030	1,200,000	1,399,780
Helios Leasing I LLC 1.56%, 09/28/2024	58,125	59,252
LeasePlan Corp. NV 2.88%, 10/24/2024 (B)	600,000	630,184
Mitsubishi HC Capital, Inc. 2.65%, 09/19/2022 (B)	700,000	715,856
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (B)	500,000	526,250
Tagua Leasing LLC 1.58%, 11/16/2024	62,595	63,767
United Wholesale Mortgage LLC 5.50%, 11/15/2025 (B)	300,000	310,659

		7,621,855

Diversified Telecommunication Services - 0.4%
AT&T, Inc.
3.65%, 06/01/2051	500,000	524,527
4.30%, 02/15/2030	61,000	70,615
Bell Telephone Co. of Canada / Bell Canada 4.30%, 07/29/2049	300,000	362,442
Level 3 Financing, Inc. 3.88%, 11/15/2029 (B)	200,000	214,206
Verizon Communications, Inc. 2.10%, 03/22/2028	1,100,000	1,123,562

		2,295,352

Electric Utilities - 2.4%
Alabama Power Co. 4.15%, 08/15/2044	400,000	479,766
Arizona Public Service Co. 2.65%, 09/15/2050	200,000	189,018
Avangrid, Inc. 3.80%, 06/01/2029	700,000	790,280
Centrais Eletricas Brasileiras SA 4.63%, 02/04/2030 (B)	500,000	516,000
Duke Energy Carolinas LLC 4.25%, 12/15/2041	400,000	485,645
Edison International 3.55%, 11/15/2024	200,000	212,597
Enel Finance International NV 2.65%, 09/10/2024 (B)	1,000,000	1,049,790
Entergy Mississippi LLC 2.85%, 06/01/2028	1,300,000	1,389,834
FirstEnergy Corp. 1.60%, 01/15/2026	600,000	586,500

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Georgia Power Co. 3.25%, 03/15/2051	$ 100,000	$ 100,874
IPALCO Enterprises, Inc. 3.70%, 09/01/2024	600,000	645,584
Liberty Utilities Finance GP 1 2.05%, 09/15/2030 (B)	700,000	675,677
Northern States Power Co. 2.60%, 06/01/2051	100,000	95,066
Pacific Gas & Electric Co.
1.37%, 03/10/2023	200,000	200,007
3.30%, 12/01/2027	100,000	102,866
3.50%, 06/15/2025 (F) (I)	240,000	251,763
3.75%, 08/15/2042	800,000	728,398
4.25%, 08/01/2023 (I)	400,000	423,861
4.25%, 03/15/2046	600,000	570,835
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.38%, 02/05/2050 (B)	600,000	613,500
Southern California Edison Co.
3.90%, 03/15/2043	200,000	208,928
4.00%, 04/01/2047	900,000	947,378
4.05%, 03/15/2042	100,000	107,447
4.65%, 10/01/2043	100,000	115,035
Southwestern Electric Power Co. 6.20%, 03/15/2040	1,000,000	1,397,439
SP Group Treasury Pte Ltd. 3.38%, 02/27/2029 (B)	400,000	441,555

		13,325,643

Electronic Equipment, Instruments & Components - 0.1%
Flex Ltd.
4.75%, 06/15/2025	100,000	111,631
4.88%, 06/15/2029	300,000	346,326

		457,957

Energy Equipment & Services - 0.0% (J)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 3.14%, 11/07/2029	50,000	53,830
Odebrecht Drilling Norbe VIII / IX Ltd. 6.35%, 12/01/2021 (D)	15,010	14,860

		68,690

Entertainment - 0.0% (J)
Activision Blizzard, Inc. 2.50%, 09/15/2050	200,000	179,685

Equity Real Estate Investment Trusts - 2.4%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	300,000	334,566
4.30%, 01/15/2026	800,000	896,945
4.50%, 07/30/2029	700,000	822,464
American Campus Communities Operating Partnership, LP 2.85%, 02/01/2030	600,000	618,072
American Tower Corp.
3.38%, 10/15/2026	1,400,000	1,525,771
4.00%, 06/01/2025	1,250,000	1,377,409
Boston Properties, LP 2.55%, 04/01/2032	200,000	201,489

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Brixmor Operating Partnership, LP 3-Month LIBOR + 1.05%, 1.23% (A), 02/01/2022	$ 800,000	$ 803,094
Crown Castle International Corp. 4.45%, 02/15/2026	390,000	441,169
Essex Portfolio, LP 4.00%, 03/01/2029	700,000	790,497
National Retail Properties, Inc. 4.80%, 10/15/2048	700,000	871,712
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033	300,000	299,755
SBA Tower Trust 1.88%, 07/15/2050 (B)	300,000	303,859
Spirit Realty, LP 3.40%, 01/15/2030	100,000	106,689
STORE Capital Corp. 2.75%, 11/18/2030	400,000	403,083
UDR, Inc. 3.00%, 08/15/2031	400,000	421,259
VEREIT Operating Partnership, LP 4.63%, 11/01/2025	800,000	906,098
Weyerhaeuser Co. 4.00%, 11/15/2029	1,500,000	1,705,624
WP Carey, Inc. 4.60%, 04/01/2024	800,000	873,669

		13,703,224

Food & Staples Retailing - 0.0% (J)
CVS Pass-Through Trust 4.16%, 08/11/2036 (B)	78,033	87,000

Food Products - 0.1%
Conagra Brands, Inc. 5.30%, 11/01/2038	200,000	254,376
Post Holdings, Inc. 4.50%, 09/15/2031 (B)	100,000	99,780

		354,156

Gas Utilities - 0.2%
Southern California Gas Co. 4.13%, 06/01/2048	900,000	1,083,703

Health Care Equipment & Supplies - 0.1%
Stryker Corp. 1.95%, 06/15/2030	600,000	594,187

Health Care Providers & Services - 1.0%
Adventist Health System 2.43%, 09/01/2024	600,000	616,342
AHS Hospital Corp. 5.02%, 07/01/2045	600,000	818,777
Banner Health 1.90%, 01/01/2031	400,000	393,261
CHRISTUS Health 4.34%, 07/01/2028	600,000	688,799
Cigna Corp. 2.38%, 03/15/2031	200,000	203,053
CVS Health Corp. 5.05%, 03/25/2048	700,000	909,493
DaVita, Inc. 4.63%, 06/01/2030 (B)	100,000	102,646

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Hackensack Meridian Health, Inc. 4.50%, 07/01/2057	$ 300,000	$ 394,100
HCA, Inc. 4.13%, 06/15/2029	200,000	225,418
Memorial Sloan-Kettering Cancer Center 2.96%, 01/01/2050	300,000	304,837
Northwell Healthcare, Inc. 3.98%, 11/01/2046	700,000	793,017

		5,449,743

Hotels, Restaurants & Leisure - 0.6%
Expedia Group, Inc. 6.25%, 05/01/2025 (B)	571,000	663,876
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	400,000	429,324
5.38%, 04/15/2026	100,000	115,101
Marriott International, Inc. 2.85%, 04/15/2031	300,000	304,990
McDonald’s Corp. 3.80%, 04/01/2028	700,000	792,643
Sands China Ltd.
3.80%, 01/08/2026	400,000	427,188
4.60%, 08/08/2023	300,000	318,630
Wynn Macau Ltd. 5.13%, 12/15/2029 (B)	200,000	206,000

		3,257,752

Industrial Conglomerates - 0.1%
General Electric Co. 5.55%, 01/05/2026	400,000	474,151

Insurance - 0.6%
AIA Group Ltd. 3.20%, 09/16/2040 (B)	500,000	516,173
Fairfax Financial Holdings Ltd. 3.38%, 03/03/2031 (B)	200,000	208,657
Fidelity National Financial, Inc. 3.40%, 06/15/2030	700,000	754,301
First American Financial Corp.
4.30%, 02/01/2023	100,000	105,431
4.60%, 11/15/2024	50,000	55,383
Guardian Life Insurance Co. of America 3.70%, 01/22/2070 (B)	300,000	310,496
New York Life Insurance Co. 4.45%, 05/15/2069 (B)	200,000	250,357
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,200,000	1,378,764

		3,579,562

Interactive Media & Services - 0.1%
Alphabet, Inc. 1.90%, 08/15/2040	200,000	182,581
Tencent Holdings Ltd. 3.98%, 04/11/2029 (B)	300,000	334,683

		517,264

Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.70%, 02/09/2041	500,000	480,455

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
IT Services - 0.0% (J)
Booz Allen Hamilton, Inc. 3.88%, 09/01/2028 (B)	$ 100,000	$ 102,000

Leisure Products - 0.1%
Hasbro, Inc. 3.55%, 11/19/2026	400,000	438,648

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. 2.30%, 03/12/2031	100,000	100,084
Illumina, Inc. 2.55%, 03/23/2031	200,000	203,250

		303,334

Machinery - 0.3%
Weir Group PLC 2.20%, 05/13/2026 (B)	500,000	502,261
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024	1,000,000	1,083,560

		1,585,821

Marine - 0.1%
AP Moller - Maersk A/S 3.88%, 09/28/2025 (B)	450,000	494,282

Media - 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.75%, 03/01/2030 (B)	1,200,000	1,267,500
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	100,000	98,236
4.20%, 03/15/2028	800,000	906,066
4.80%, 03/01/2050	300,000	344,810
Comcast Corp.
4.40%, 08/15/2035	50,000	60,278
4.75%, 03/01/2044	1,600,000	2,041,186
Discovery Communications LLC 4.00%, 09/15/2055	608,000	644,043
SES SA 3.60%, 04/04/2023 (B)	200,000	209,022

		5,571,141

Metals & Mining - 0.0% (J)
FMG Resources August 2006 Pty Ltd. 4.38%, 04/01/2031 (B)	200,000	213,500

Multi-Utilities - 0.1%
CenterPoint Energy, Inc. Fixed until 09/01/2023 (E), 6.13% (A) (F)	400,000	425,000
Public Service Co. of Colorado 1.88%, 06/15/2031	200,000	199,127

		624,127

Oil, Gas & Consumable Fuels - 2.7%
AKER BP ASA 4.00%, 01/15/2031 (B)	200,000	219,383
APT Pipelines Ltd. 4.25%, 07/15/2027 (B)	500,000	565,030
Boardwalk Pipelines, LP 3.40%, 02/15/2031	600,000	637,627
Diamondback Energy, Inc. 2.88%, 12/01/2024	500,000	528,100

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Dolphin Energy Ltd. LLC 5.50%, 12/15/2021 (D)	$ 400,000	$ 408,504
Energy Transfer, LP
4.75%, 01/15/2026	100,000	112,597
5.80%, 06/15/2038	700,000	870,864
7.50%, 07/01/2038	150,000	211,382
Eni SpA 4.75%, 09/12/2028 (B)	400,000	468,764
Enterprise Products Operating LLC 3.20%, 02/15/2052	1,100,000	1,091,990
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (B)	100,000	101,742
Midwest Connector Capital Co. LLC 3.90%, 04/01/2024 (B)	500,000	522,860
NGPL PipeCo LLC 4.88%, 08/15/2027 (B)	210,000	240,636
ONEOK, Inc. 4.35%, 03/15/2029	1,200,000	1,355,779
Pertamina Persero PT 4.18%, 01/21/2050 (B) (F)	600,000	612,331
Petronas Energy Canada Ltd. 2.11%, 03/23/2028 (B) (F)	300,000	303,390
Rockies Express Pipeline LLC 4.80%, 05/15/2030 (B)	700,000	701,337
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024	1,700,000	1,907,841
Saudi Arabian Oil Co. 1.63%, 11/24/2025 (B)	500,000	504,750
Sinopec Group Overseas Development Ltd. 4.13%, 09/12/2025 (B)	900,000	995,133
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 4.00%, 01/15/2032 (B)	200,000	205,730
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	200,000	259,372
Valero Energy Corp. 4.00%, 04/01/2029	800,000	894,153
Williams Cos., Inc. 2.60%, 03/15/2031	400,000	405,527
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	40,000	42,720
3.70%, 03/15/2028 (B)	700,000	751,532

		14,919,074

Pharmaceuticals - 0.5%
Bayer US Finance II LLC 4.63%, 06/25/2038 (B)	1,600,000	1,899,446
Jazz Securities DAC 4.38%, 01/15/2029 (B)	200,000	207,360
Zoetis, Inc. 3.90%, 08/20/2028	800,000	910,319

		3,017,125

Professional Services - 0.2%
Block Financial LLC 3.88%, 08/15/2030	600,000	649,320
IHS Markit Ltd. 4.75%, 08/01/2028	500,000	589,250

		1,238,570

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.1%
Avolon Holdings Funding Ltd. 2.88%, 02/15/2025 (B)	$ 100,000	$ 102,993
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023 (B)	100,000	105,107
5.50%, 02/15/2024 (B)	300,000	329,812
Union Pacific Corp. 4.10%, 09/15/2067	300,000	347,150

		885,062

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.
4.30%, 11/15/2032	700,000	798,077
5.00%, 04/15/2030	400,000	472,798
Marvell Technology, Inc. 4.20%, 06/22/2023 (B)	400,000	425,198
Skyworks Solutions, Inc. 1.80%, 06/01/2026	400,000	405,219

		2,101,292

Software - 0.5%
Citrix Systems, Inc. 1.25%, 03/01/2026	200,000	197,574
Microsoft Corp. 2.92%, 03/17/2052	503,000	533,890
Oracle Corp. 2.95%, 05/15/2025	1,250,000	1,336,500
VMware, Inc. 4.65%, 05/15/2027	500,000	574,118

		2,642,082

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC / EMC Corp.
5.30%, 10/01/2029 (F)	100,000	120,772
8.10%, 07/15/2036	1,100,000	1,683,524
Seagate HDD Cayman 4.13%, 01/15/2031 (B)	700,000	715,750

		2,520,046

Tobacco - 0.1%
BAT Capital Corp. 4.39%, 08/15/2037	500,000	539,544
Imperial Brands Finance PLC 3.75%, 07/21/2022 (B)	200,000	205,211

		744,755

Trading Companies & Distributors - 0.2%
BOC Aviation Ltd. 3.50%, 10/10/2024 (B) (F)	400,000	426,105
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/01/2025 (B)	700,000	727,125

		1,153,230

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty Ltd. 3.38%, 04/30/2025 (B)	350,000	374,549

Wireless Telecommunication Services - 0.3%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 03/20/2025 (B)	562,500	603,484
5.15%, 09/20/2029 (B)	600,000	689,820

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.
2.55%, 02/15/2031	$ 100,000	$ 101,037
2.63%, 04/15/2026	200,000	204,500

		1,598,841

Total Corporate Debt Securities (Cost $142,343,846)		152,898,601

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Canada - 0.3%
Province of Quebec 2.50%, 04/20/2026	1,700,000	1,821,278

Dominican Republic - 0.1%
Dominican Republic International Bond 4.88%, 09/23/2032 (B)	600,000	619,518

Indonesia - 0.3%
Indonesia Government International Bond 4.45%, 02/11/2024	1,300,000	1,422,501

Japan - 0.5%
Japan Finance Organization for Municipalities 2.13%, 10/25/2023 (B)	2,400,000	2,485,113

Peru - 0.3%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 1,900,000	539,501
5.94%, 02/12/2029 (D)	1,900,000	539,501
8.20%, 08/12/2026 (B)	1,200,000	387,100

		1,466,102

Qatar - 0.2%
Qatar Government International Bond
4.40%, 04/16/2050 (B)	$ 500,000	608,574
4.50%, 01/20/2022 (D)	700,000	715,925

		1,324,499

Republic of South Africa - 0.1%
Republic of South Africa Government International Bond 4.85%, 09/30/2029	300,000	318,120

Romania - 0.0% (J)
Romania Government International Bond 2.63%, 12/02/2040 (B)	EUR 200,000	234,972

Saudi Arabia - 0.0% (J)
Saudi Arabia Government International Bond 4.50%, 04/22/2060 (D)	$ 200,000	241,881

Total Foreign Government Obligations (Cost $9,693,030)		9,933,984

LOAN ASSIGNMENTS - 0.2%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC Term Loan, 4.61% (A), 10/15/2038 (K) (L) (M)	944,224	911,499

	Principal	Value

LOAN ASSIGNMENTS (continued)
IT Services - 0.1%
Virtusa Corp. Term Loan B, 1-Month LIBOR + 4.25%, 5.00% (A), 02/11/2028	$ 299,250	$ 300,222

Total Loan Assignments (Cost $1,226,916)		1,211,721

MORTGAGE-BACKED SECURITIES - 3.5%
Angel Oak Mortgage Trust Series 2020-4, Class A1, 1.47% (A), 06/25/2065 (B)	372,285	374,435
BAMLL Commercial Mortgage Securities Trust Series 2019-RLJ, Class A, 1-Month LIBOR + 1.05%, 1.12% (A), 04/15/2036 (B)	700,000	698,403
Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class A, 1-Month LIBOR + 1.05%, 1.17% (A), 09/15/2036 (B)	91,397	91,340
ChaseFlex Trust Series 2007-2, Class A1, 1-Month LIBOR + 0.28%, 0.37% (A), 05/25/2037	403,220	387,570
CHL Mortgage Pass-Through Trust Series 2005-9, Class 1A1, 1-Month LIBOR + 0.60%, 0.69% (A), 05/25/2035	36,956	31,247
Citigroup Mortgage Loan Trust, Inc. Series 2019-B, Class A1, 3.26% (A), 04/25/2066 (B)	240,819	242,852
COMM Mortgage Trust Series 2018-HOME, Class A, 3.94% (A), 04/10/2033 (B)	700,000	767,636
CSMC Trust Series 2019-RPL9, Class A1, 2.98% (A), 10/27/2059 (B)	272,219	274,376
CSWF Series 2021-SOP2, Class A, 1-Month LIBOR + 0.97%, 1.04% (A), 06/15/2034 (B)	1,000,000	996,602
DBUBS Mortgage Trust Series 2017-BRBK, Class A, 3.45%, 10/10/2034 (B)	1,600,000	1,705,320
DROP Mortgage Trust Series 2021-FILE, Class A, 1-Month LIBOR + 1.15%, 1.22% (A), 04/15/2026 (B)	300,000	301,144
Eurosail PLC Series 2006-4X, Class A3C, 3-Month GBP LIBOR + 0.16%, 0.24% (A), 12/10/2044 (D)	GBP 90,512	124,587
Extended Stay America Trust Series 2021-ESH, Class A, 1-Month LIBOR + 1.08%, 1.16% (A), 07/15/2038 (B) (C)	$ 700,000	701,967
GCAT LLC Series 2019-4, Class A1, 3.23% (A), 11/26/2049 (B)	630,907	637,557

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust Series 2005-4, Class 3A1, 2.66% (A), 07/19/2035	$ 73,896	$ 62,723
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (B)	900,000	954,236
La Hipotecaria El Salvadorian Mortgage Trust Series 2016-1A, Class A, 3.36%, 01/15/2046 (B) (M)	917,047	989,267
Merrill Lynch Mortgage Investors Trust Series 2003-B, Class A1, 1-Month LIBOR + 0.68%, 0.77% (A), 04/25/2028	224,785	223,944
Mill City Mortgage Loan Trust Series 2019-GS2, Class A1, 2.75% (A), 08/25/2059 (B)	404,259	418,854
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4, 3.37%, 10/15/2048	1,600,000	1,712,399
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS Series 2013-C8, Class XA, 1.10% (A), 12/15/2048	1,682,224	17,590
MortgageIT Trust Series 2005-2, Class 1A1, 1-Month LIBOR + 0.52%, 0.61% (A), 05/25/2035	41,896	42,134
Natixis Commercial Mortgage Securities Trust Series 2019-10K, Class A, 3.62%, 05/15/2039 (B)	1,000,000	1,105,616
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	688,004	716,971
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	392,428	405,721
Southern Pacific Financing PLC Series 2005-B, Class A, 3-Month GBP LIBOR + 0.18%, 0.26% (A), 06/10/2043 (D)	GBP 64,903	89,532
Structured Adjustable Rate Mortgage Loan Trust Series 2005-4, Class 6A1, 1-Month LIBOR + 0.24%, 0.33% (A), 03/25/2035	$ 328,371	316,481
Towd Point Mortgage Funding Series 2019-GR4A, Class A1, 3-Month GBP LIBOR + 1.03%, 1.11% (A), 10/20/2051 (B)	GBP 1,292,540	1,798,040
Towd Point Mortgage Trust Series 2019-4, Class A1, 2.90% (A), 10/25/2059 (B)	$ 277,112	286,568
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.28% (A), 06/10/2059 (D)	GBP 520,955	702,744

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Uropa Securities PLC (continued)
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 0.83% (A), 06/10/2059 (D)	GBP 111,804	$ 146,781
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.43% (A), 06/10/2059 (D)	134,044	178,842
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 0.63% (A), 06/10/2059 (D)	105,192	140,923
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR9, Class 2A, 1-COFI + 1.50%, 1.84% (A), 08/25/2046	$ 585,260	572,838
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (B)	1,500,000	1,638,547

Total Mortgage-Backed Securities (Cost $19,084,684)		19,855,787

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds, Series S1, 6.92%, 04/01/2040	200,000	300,645
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	200,000	316,295
State of California, General Obligation Unlimited, 7.35%, 11/01/2039	300,000	483,042
University of California, Revenue Bonds, Series BG, 1.61%, 05/15/2030	300,000	297,179

		1,397,161

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited, 3.30%, 07/01/2046	450,000	499,786

New Jersey - 0.1%
New Jersey Transportation Trust Fund Authority, Revenue Bonds, 2.55%, 06/15/2023	370,000	381,096

New York - 0.3%
New York State Urban Development Corp., Revenue Bonds, 1.83%, 03/15/2029	500,000	505,397
Port Authority of New York & New Jersey, Revenue Bonds, 4.46%, 10/01/2062	700,000	918,347

		1,423,744

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds, 4.00%, 10/01/2033	600,000	737,825

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah - 0.0% (J)
Utah State Board of Regents, Revenue Bonds, Series 1, 1-Month LIBOR + 0.75%, 0.84% (A), 12/26/2031	$ 34,002	$ 34,002

Wisconsin - 0.0% (J)
State of Wisconsin, Revenue Bonds, Series A, 2.10%, 05/01/2026	240,000	252,001

Total Municipal Government Obligations (Cost $4,253,930)		4,725,615

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.3%
Federal Home Loan Mortgage Corp. 4.50%, 08/01/2048	769,000	837,964
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 3.34% (A), 04/25/2028	1,700,000	1,894,870
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.46% (A), 01/15/2038	756,200	757,611
1-Month LIBOR + 0.40%, 0.47% (A), 02/15/2041 - 09/15/2045	671,466	679,908
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS 1.99% (A), 01/15/2038	756,200	48,653
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 5.89%, 5.82% (A), 09/15/2043	902,710	174,378
Federal National Mortgage Association
3.50%, 06/01/2045	113,969	121,622
3.79%, 01/01/2029	800,000	896,474
4.00%, 09/01/2050	3,215,264	3,418,405
4.50%, 04/01/2028 - 10/01/2041	249,112	276,720
Federal National Mortgage Association REMIC 1-Month LIBOR + 0.55%, 0.64% (A), 02/25/2041	116,357	116,848
Federal National Mortgage Association REMIC, Interest Only STRIPS 3.00%, 03/25/2028	414,564	27,773
Government National Mortgage Association 1-Month LIBOR + 0.80%, 0.91% (A), 05/20/2066 - 06/20/2066	3,097,514	3,150,769
Uniform Mortgage-Backed Security
1.50%, TBA (C)	700,000	708,702
2.00%, TBA (C)	200,000	201,812
3.00%, TBA (C)	9,800,000	10,211,141
4.00%, TBA (C)	5,600,000	5,969,469

Total U.S. Government Agency Obligations (Cost $29,351,921)		29,493,119

U.S. GOVERNMENT OBLIGATIONS - 19.0%
U.S. Treasury - 19.0%
U.S. Treasury Bond
1.13%, 05/15/2040 (N)	5,060,000	4,372,552

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
1.38%, 11/15/2040 (N)	$ 9,750,000	$ 8,762,812
1.88%, 02/15/2041 (N)	7,700,000	7,546,000
1.88%, 02/15/2051 (F)	400,000	382,125
2.00%, 02/15/2050 (N)	1,760,000	1,730,094
2.25%, 05/15/2041	1,300,000	1,354,031
2.25%, 08/15/2049 (N)	1,120,000	1,160,906
2.38%, 05/15/2051	400,000	427,438
2.88%, 11/15/2046 (N)	1,598,000	1,855,553
3.00%, 11/15/2045	70,000	82,811
3.00%, 02/15/2048 (F) (N)	2,350,000	2,802,467
3.00%, 08/15/2048 (N)	1,070,000	1,278,190
3.13%, 11/15/2041 - 05/15/2048 (N)	5,830,000	7,022,631
4.25%, 05/15/2039 (N)	5,100,000	6,982,816
4.38%, 05/15/2041 (N)	4,500,000	6,325,312
4.50%, 08/15/2039 (N)	15,300,000	21,582,562
U.S. Treasury Bond, Principal Only STRIPS Zero Coupon, 05/15/2050 (F)	4,700,000	2,540,925
U.S. Treasury Note
0.13%, 01/15/2024 (C) (N)	9,900,000	9,840,059
1.13%, 02/29/2028	190,000	189,570
1.75%, 12/31/2026	300,000	312,867
1.88%, 03/31/2022 (F) (N)	18,100,000	18,341,805
2.00%, 06/30/2024	700,000	732,102
2.13%, 03/31/2024 (O)	600,000	628,148

Total U.S. Government Obligations (Cost $103,212,245)		106,253,776

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 44.1%
U.S. Cash Management Bill
0.02% (P), 09/21/2021	25,852,000	25,849,174
0.05% (P), 10/19/2021	4,700,000	4,699,210
U.S. Treasury Bill
0.01% (P), 07/15/2021	3,000,000	2,999,950
0.02% (P), 07/22/2021 - 08/31/2021	38,800,000	38,798,737
0.03% (P), 11/26/2021	3,100,000	3,099,325
0.04% (P), 11/12/2021 - 12/16/2021	66,900,000	66,885,042
0.05% (P), 08/19/2021 - 09/23/2021	31,400,000	31,397,712
0.06% (P), 08/19/2021 - 09/16/2021	71,400,000	71,393,749
0.09% (P), 07/29/2021	1,800,000	1,799,935

Total Short-Term U.S. Government Obligations (Cost $246,927,915)		246,922,834

	Shares	Value
OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (P)	11,303,104	11,303,104

Total Other Investment Company (Cost $11,303,104)		11,303,104

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.3%

Fixed Income Clearing Corp., 0.00% (P), dated 06/30/2021, to be repurchased at $12,868,266 on 07/01/2021. Collateralized by a U.S. Government Obligation, 1.38%, due 09/30/2023, and with a value of $13,125,637.

$ 12,868,266	$ 12,868,266

Total Repurchase Agreement (Cost $12,868,266)	12,868,266

Total Investments Excluding Options Purchased (Cost $606,236,145)	621,566,155
Total Options Purchased - 1.4% (Cost $9,751,576)	7,791,860

Total Investments (Cost $615,987,721)	629,358,015
Net Other Assets (Liabilities) - (12.4)%	(69,344,391)

Net Assets - 100.0%	$ 560,013,624

Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (7.5)% (Q)

Bank of Nova Scotia, 0.05% (P), dated 05/13/2021, to be repurchased at $(27,417,823) on 07/13/2021. Collateralized by U.S. Government Obligations, 0.75% - 4.50%, due 07/15/2028 - 11/15/2040, and with a total value of $(27,817,530).

$ (27,415,500)	$ (27,417,366)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS (continued) (Q)

Deutsche Bank Securities, Inc., 0.05% (P), dated 06/16/2021, to be repurchased at $(698,279) on 07/16/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2024, and with a value of $(696,275).

	$ (698,250)	$ (698,265)
Deutsche Bank Securities, Inc., 0.05% (P), dated 06/14/2021, to be repurchased at $(1,197,070) on 07/26/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2024, and with a value of $(1,193,614).	(1,197,000)	(1,197,028)
RBS Securities, Inc., 0.05% (P), dated 06/10/2021, to be repurchased at $(12,633,061) on 07/12/2021. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and with a value of $(12,624,568).	(12,632,500)	(12,632,868)

Total Reverse Repurchase Agreements	$ (41,943,250)	$ (41,945,527)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price	Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD 3,550.00	06/17/2022	USD	272,461,500	634	$9,751,576	$7,791,860

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 36	GSI	Pay	0.80%	10/20/2021	USD	3,000,000	$(3,180)	$(2,031)
Put - North America Investment Grade Index - Series 36	DUB	Pay	0.90	09/15/2021	USD	4,000,000	(4,000)	(1,034)

Total							$(7,180)	$(3,065)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 5-Year	BOA	3-Month USD-LIBOR	Receive	0.01%	08/11/2021	USD	2,400,000	$(9,240)	$(8,581)
Call - 5-Year	MSC	3-Month USD-LIBOR	Receive	0.01	07/19/2021	USD	2,900,000	(10,870)	(18,923)
Call - 5-Year	BNP	3-Month USD-LIBOR	Receive	0.01	07/14/2021	USD	2,400,000	(10,350)	(15,403)
Call - 5-Year	CITI	3-Month USD-LIBOR	Receive	0.01	07/13/2021	USD	2,700,000	(11,948)	(19,368)
Put - 5-Year	BOA	3-Month USD-LIBOR	Pay	0.02	08/11/2021	USD	2,400,000	(9,240)	(4,763)
Put - 5-Year	BNP	3-Month USD-LIBOR	Pay	0.02	07/14/2021	USD	2,400,000	(10,350)	(37)
Put - 5-Year	MSC	3-Month USD-LIBOR	Pay	0.02	07/19/2021	USD	2,900,000	(13,127)	(174)
Put - 5-Year	CITI	3-Month USD-LIBOR	Pay	0.02	07/13/2021	USD	2,700,000	(11,948)	(21)

Total								$(87,073)	$(67,270)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(94,253)	$(70,335)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (R)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T Inc., 3.80%, 02/15/2027	1.00%	Quarterly	12/20/2025	0.56%	USD	300,000	$6,010	$3,668	$2,342
AT&T Inc., 3.80%, 02/15/2027	1.00	Quarterly	06/20/2026	0.63	USD	500,000	9,287	7,213	2,074

Total							$15,297	$10,881	$4,416

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)
Reference Obligation		Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 34		1.00%	Quarterly	12/20/2025	USD	200,000	$(6,883)	$(12,122)	$5,239
MSCI Emerging Markets Index - Series 35		1.00	Quarterly	06/20/2026	USD	100,000	(2,582)	(3,365)	783

Total							$(9,465)	$(15,487)	$6,022

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	500,000	$755	$3	$752
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,900,000	3,717	1,442	2,275
3-Month USD-LIBOR	Pay	1.49	Quarterly/Semi-Annually	06/23/2031	USD	1,900,000	(8,169)	—	(8,169)
6-Month EUR-EURIBOR	Receive	0.00	Semi-Annually/Annually	09/15/2031	EUR	4,600,000	(69,720)	(64,365)	(5,355)

Total							$(73,417)	$(62,920)	$(10,497)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	3,200,000	$32,493	$(128,994)	$161,487
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	1,699,768	18,484	(94,797)	113,281

Total							$50,977	$(223,791)	$274,768

Value
OTC Swap Agreements, at value (Assets)	$ 50,977

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	186	09/21/2021	$24,568,239	$24,645,000	$76,761	$—
10-Year U.S. Treasury Ultra Note	26	09/21/2021	3,753,176	3,827,281	74,105	—
E-Mini Russell 2000® Index	243	09/17/2021	28,197,480	28,039,770	—	(157,710)
Euro-BTP Italy Government Bond	30	09/08/2021	5,319,902	5,386,033	66,131	—
MSCI EAFE Index	483	09/17/2021	57,113,700	55,644,015	—	(1,469,685)
S&P 500® E-Mini Index	1,176	09/17/2021	248,886,829	252,169,680	3,282,851	—
U.S. Treasury Ultra Bond	6	09/21/2021	1,139,890	1,156,125	16,235	—

Total					$3,516,083	$(1,627,395)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(116)	09/30/2021	$(14,359,425)	$(14,317,844)	$41,581	$—
30-Year U.S. Treasury Bond	(1)	09/21/2021	(156,116)	(160,750)	—	(4,634)
Euro OAT	(37)	09/08/2021	(6,950,718)	(6,977,523)	—	(26,805)
German Euro Bund	(52)	09/08/2021	(10,578,160)	(10,642,961)	—	(64,801)
U.K. Gilt	(81)	09/28/2021	(14,213,109)	(14,353,259)	—	(140,150)

Total					$41,581	$(236,390)

Total Futures Contracts					$3,557,664	$(1,863,785)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/01/2021	USD	75,134	DKK	470,000	$188	$—
BNP	10/01/2021	USD	143,383	DKK	895,000	408	—
BOA	07/02/2021	USD	325,401	BRL	1,627,721	—	(1,781)
BOA	07/02/2021	BRL	1,627,721	USD	306,605	20,577	—
BOA	08/20/2021	RUB	2,109,468	USD	28,054	570	—
CITI	07/01/2021	USD	67,115	DKK	423,196	—	(368)
CITI	07/22/2021	RUB	2,600,614	USD	33,668	1,778	—
CITI	08/20/2021	RUB	2,608,013	USD	34,702	688	—
CITI	03/25/2022	USD	1,599,870	PEN	5,892,641	68,484	—
GSB	07/02/2021	USD	323,185	BRL	1,627,721	—	(3,997)
GSB	07/02/2021	USD	3,955,608	GBP	2,798,000	85,110	—
GSB	07/02/2021	BRL	1,627,721	USD	325,401	1,781	—
GSB	07/14/2021	USD	782,206	MXN	15,624,000	—	(198)
GSB	07/22/2021	RUB	10,870,386	USD	140,855	7,310	—
GSB	08/03/2021	BRL	1,627,721	USD	322,155	3,901	—
GSB	08/20/2021	USD	184,740	RUB	13,490,351	1,682	—
GSB	08/20/2021	RUB	3,643,185	USD	48,623	813	—
GSB	09/20/2021	USD	180,488	RUB	13,243,009	1,682	—
HSBC	07/02/2021	USD	2,116,189	EUR	1,730,000	64,752	—
HSBC	07/02/2021	USD	80,864	GBP	57,000	2,015	—
HSBC	07/02/2021	GBP	2,798,000	USD	3,872,642	—	(2,145)
HSBC	08/03/2021	USD	3,872,950	GBP	2,798,000	2,096	—
HSBC	08/20/2021	RUB	5,109,685	USD	67,842	1,494	—
HSBC	09/03/2021	MXN	5,244,000	USD	249,365	11,601	—
HSBC	10/05/2021	MXN	10,464,000	USD	497,043	21,373	—

Total						$298,303	$(8,489)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (W)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$26,099,348	$—	$26,099,348
Corporate Debt Securities	—	152,898,601	—	152,898,601
Foreign Government Obligations	—	9,933,984	—	9,933,984
Loan Assignments	—	300,222	911,499	1,211,721
Mortgage-Backed Securities	—	19,855,787	—	19,855,787
Municipal Government Obligations	—	4,725,615	—	4,725,615
U.S. Government Agency Obligations	—	29,493,119	—	29,493,119
U.S. Government Obligations	—	106,253,776	—	106,253,776
Short-Term U.S. Government Obligations	—	246,922,834	—	246,922,834
Other Investment Company	11,303,104	—	—	11,303,104
Repurchase Agreement	—	12,868,266	—	12,868,266
Exchange-Traded Options Purchased	7,791,860	—	—	7,791,860

Total Investments	$19,094,964	$609,351,552	$911,499	$629,358,015

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$15,297	$—	$15,297
Centrally Cleared Interest Rate Swap Agreements	—	4,472	—	4,472
Over-the-Counter Credit Default Swap Agreements	—	50,977	—	50,977
Futures Contracts (X)	3,557,664	—	—	3,557,664
Forward Foreign Currency Contracts (X)	—	298,303	—	298,303

Total Other Financial Instruments	$3,557,664	$369,049	$—	$3,926,713

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(41,945,527)	$—	$(41,945,527)
Over-the-Counter Credit Default Swaptions Written	—	(3,065)	—	(3,065)
Over-the-Counter Interest Rate Swaptions Written	—	(67,270)	—	(67,270)
Centrally Cleared Credit Default Swap Agreements	—	(9,465)	—	(9,465)
Centrally Cleared Interest Rate Swap Agreements	—	(77,889)	—	(77,889)
Futures Contracts (X)	(1,863,785)	—	—	(1,863,785)
Forward Foreign Currency Contracts (X)	—	(8,489)	—	(8,489)

Total Other Financial Instruments	$(1,863,785)	$(42,111,705)	$—	$(43,975,490)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the total value of 144A securities is $88,093,459, representing 15.7% of the Portfolio’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2021, the total value of Regulation S securities is $5,111,319, representing 0.9% of the Portfolio’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,244,996, collateralized by cash collateral of $11,303,104 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,234,526. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of June 30, 2021; the maturity dates disclosed are the ultimate maturity dates.
(H)	Restricted security. At June 30, 2021, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG 3.04%, 05/28/2032	05/25/2021 - 06/21/2021	$503,936	$509,010	0.1%

(I)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At June 30, 2021, the total value of such securities is $675,624, representing 0.1% of the Portfolio’s net assets.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Fixed rate loan commitment at June 30, 2021.
(L)	Security is Level 3 of the fair value hierarchy.
(M)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2021, the total value of securities is $1,900,766, representing 0.3% of the Portfolio’s net assets.
(N)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended June 30, 2021 was $7,915,189 at a weighted average interest rate of (0.03)%.
(O)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $18,889,164.
(P)	Rates disclosed reflect the yields at June 30, 2021.
(Q)	The average amount of reverse repurchase agreements outstanding during the period ended June 30, 2021 was $59,897,346 at a weighted average interest rate of 0.09%.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(W)	Level 3 securities were not considered significant to the Portfolio.
(X)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
MSC	Morgan Stanley & Co.

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $603,119,455) (including securities loaned of $14,244,996)	$616,489,749
Repurchase agreement, at value (cost $12,868,266)	12,868,266
Cash collateral pledged at broker for:
Centrally cleared swap agreements	1,223,000
Futures contracts	423,000
OTC swap agreements, at value	50,977
Foreign currency, at value (cost $571,149)	566,475
Receivables and other assets:
Investments sold	4,016,829
When-issued, delayed-delivery, forward and TBA commitments sold	19,454,059
Net income from securities lending	1,353
Interest	2,126,439
Variation margin receivable on centrally cleared swap agreements	89,653
Variation margin receivable on futures contracts	193,401
Unrealized appreciation on forward foreign currency contracts	298,303
Prepaid expenses	2,152

Total assets	657,803,656

Liabilities:
Cash collateral received upon return of:
Securities on loan	11,303,104
Cash collateral at broker for:
OTC derivatives (A)	60,000
Written options and swaptions, at value (premium received $94,253)	70,335
Reverse repurchase agreements, at value (face value $41,943,250)	41,945,527
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	43,001,746
Sale-buyback financing transactions	598,275
Shares of beneficial interest redeemed	103,094
Deferred income for sale-buyback financing transactions	17
Investment management fees	407,420
Distribution and service fees	125,129
Transfer agent costs	1,513
Trustees, CCO and deferred compensation fees	8,699
Audit and tax fees	23,815
Custody fees	59,091
Legal fees	5,179
Printing and shareholder reports fees	55,208
Other accrued expenses	13,391
Unrealized depreciation on forward foreign currency contracts	8,489

Total liabilities	97,790,032

Net assets	$560,013,624

Net assets consist of:
Capital stock ($0.01 par value)	$440,096
Additional paid-in capital	486,355,326
Total distributable earnings (accumulated losses)	73,218,202

Net assets	$560,013,624

Net assets by class:
Initial Class	$6,602,514
Service Class	553,411,110

Shares outstanding:
Initial Class	510,436
Service Class	43,499,184

Net asset value and offering price per share:
Initial Class	$12.94
Service Class	12.72

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Interest income	$4,369,774
Net income from securities lending	16,928

Total investment income	4,386,702

Expenses:
Investment management fees	2,261,162
Distribution and service fees:
Service Class	694,799
Transfer agent costs	4,117
Trustees, CCO and deferred compensation fees	14,087
Audit and tax fees	24,086
Custody fees	53,585
Legal fees	18,077
Printing and shareholder reports fees	28,857
Other	17,420

Total expenses	3,116,190

Net investment income (loss)	1,270,512

Net realized gain (loss) on:
Investments	(10,337,327)
Written options and swaptions	44,935
Swap agreements	(494,186)
Futures contracts	47,786,074
Forward foreign currency contracts	(284,066)
Foreign currency transactions	17,358
TBA short commitments	(7,238)

Net realized gain (loss)	36,725,550

Net change in unrealized appreciation (depreciation) on:
Investments	(13,914,924)
Written options and swaptions	23,075
Swap agreements	158,379
Futures contracts	(4,351,664)
Forward foreign currency contracts	247,430
Translation of assets and liabilities denominated in foreign currencies	(21,409)

Net change in unrealized appreciation (depreciation)	(17,859,113)

Net realized and change in unrealized gain (loss)	18,866,437

Net increase (decrease) in net assets resulting from operations	$20,136,949

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$1,270,512	$10,759
Net realized gain (loss)	36,725,550	37,671,980
Net change in unrealized appreciation (depreciation)	(17,859,113)	10,576,303

Net increase (decrease) in net assets resulting from operations	20,136,949	48,259,042

Dividends and/or distributions to shareholders:
Initial Class	—	(597,657)
Service Class	—	(54,116,925)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(54,714,582)

Capital share transactions:
Proceeds from shares sold:
Initial Class	280,261	426,227
Service Class	742,439	16,233,781

	1,022,700	16,660,008

Dividends and/or distributions reinvested:
Initial Class	—	597,657
Service Class	—	54,116,925

	—	54,714,582

Cost of shares redeemed:
Initial Class	(228,444)	(1,031,223)
Service Class	(40,591,940)	(74,348,307)

	(40,820,384)	(75,379,530)

Net increase (decrease) in net assets resulting from capital share transactions	(39,797,684)	(4,004,940)

Net increase (decrease) in net assets	(19,660,735)	(10,460,480)

Net assets:
Beginning of period/year	579,674,359	590,134,839

End of period/year	$560,013,624	$579,674,359

Capital share transactions - shares:
Shares issued:
Initial Class	22,257	34,616
Service Class	59,987	1,310,130

	82,244	1,344,746

Shares reinvested:
Initial Class	—	50,223
Service Class	—	4,613,549

	—	4,663,772

Shares redeemed:
Initial Class	(18,203)	(84,448)
Service Class	(3,273,948)	(6,115,185)

	(3,292,151)	(6,199,633)

Net increase (decrease) in shares outstanding:
Initial Class	4,054	391
Service Class	(3,213,961)	(191,506)

	(3,209,907)	(191,115)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$12.46		$12.62	$10.57	$12.67	$11.91	$11.33

Investment operations:
Net investment income (loss) (A)	0.04		0.03	0.23	0.23	0.16	0.10	(B)
Net realized and unrealized gain (loss)	0.44		1.07	1.87	(0.98)	1.28	0.54

Total investment operations	0.48		1.10	2.10	(0.75)	1.44	0.64

Dividends and/or distributions to shareholders:
Net investment income	—		(0.45)	(0.05)	(0.43)	(0.07)	(0.06)
Net realized gains	—		(0.81)	—	(0.92)	(0.61)	—

Total dividends and/or distributions to shareholders	—		(1.26)	(0.05)	(1.35)	(0.68)	(0.06)

Net asset value, end of period/year	$12.94		$12.46	$12.62	$10.57	$12.67	$11.91

Total return	3.85	%(C)	9.18%	19.90%	(6.75)%	12.42%	5.65%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,603		$6,311	$6,386	$5,850	$6,772	$6,540
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(D)	0.86%	0.91%	0.92%	0.93%	0.87%
Including waiver and/or reimbursement and recapture	0.86	%(D)	0.86%	0.91%	0.92%	0.93%	0.86	%(B)
Net investment income (loss) to average net assets	0.70	%(D)	0.25%	1.96%	1.88%	1.31%	0.84	%(B)
Portfolio turnover rate (E)	26	%(C)	59%	50%	50%	50%	59%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$12.27		$12.45		$10.42	$12.51	$11.76	$11.20

Investment operations:
Net investment income (loss) (A)	0.03		(0.00	)(B)	0.20	0.19	0.13	0.07	(C)
Net realized and unrealized gain (loss)	0.42		1.05		1.85	(0.96)	1.27	0.52

Total investment operations	0.45		1.05		2.05	(0.77)	1.40	0.59

Dividends and/or distributions to shareholders:
Net investment income	—		(0.42)		(0.02)	(0.40)	(0.04)	(0.03)
Net realized gains	—		(0.81)		—	(0.92)	(0.61)	—

Total dividends and/or distributions to shareholders	—		(1.23)		(0.02)	(1.32)	(0.65)	(0.03)

Net asset value, end of period/year	$12.72		$12.27		$12.45	$10.42	$12.51	$11.76

Total return	3.67	%(D)	8.86%		19.68%	(6.94)%	12.04%	5.38%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$553,411		$573,363		$583,749	$549,444	$669,140	$649,610
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.11	%(E)	1.11%		1.16%	1.17%	1.18%	1.12%
Including waiver and/or reimbursement and recapture	1.11	%(E)	1.11%		1.16%	1.17%	1.18%	1.11	%(C)
Net investment income (loss) to average net assets	0.45	%(E)	(0.00	)%(F)	1.71%	1.63%	1.06%	0.59	%(C)
Portfolio turnover rate (G)	26	%(D)	59%		50%	50%	50%	59%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Not annualized.
(E)	Annualized.
(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical—Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Reverse repurchase agreements: Reverse repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2021. Open funded loan participations and assignments at June 30, 2021, if any, are included within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2021, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2021, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2021, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolio exercising its rights under the agreement, or those rights may be limited by other contractual agreements.

Open reverse repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities. The interest expense is included in interest income on the Statement of Operations.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2021, the Portfolio earned price drop fee income of $80,632. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is included in Interest income on the Statement of Operations.

Open sale-buyback financing transactions at June 30, 2021, if any, are identified within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$2,865,076	$—	$—	$—	$2,865,076
U.S. Government Obligations	8,438,028	—	—	—	8,438,028
Total Securities Lending Transactions	$11,303,104	$—	$—	$—	$11,303,104
Reverse Repurchase Agreements
U.S. Government Obligations	$—	$41,945,527	$—	—	$41,945,527
Total Reverse Repurchase Agreements	$—	$41,945,527	$—	$—	$41,945,527
Sale Buy-back Transactions
U.S. Government Obligations	$—	$598,275	$—	$—	$598,275
Total Sale Buy-back Transactions	$—	$598,275	$—	$—	$598,275
Total Borrowings	$11,303,104	$42,543,802	$—	$—	$53,846,906

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate-capped options: The Portfolio may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolio the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open option contracts at June 30, 2021, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2021, if any, are listed within the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2021, if any, are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$7,791,860	$—	$—	$7,791,860
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	4,472	—	—	15,297	—	19,769
OTC swaps:
OTC swap agreements, at value	—	—	—	50,977	—	50,977
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	274,813	—	3,282,851	—	—	3,557,664
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	298,303	—	—	—	298,303
Total	$279,285	$298,303	$11,074,711	$66,274	$—	$11,718,573

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions:
Written options and swaptions, at value (A)	$(67,270)	$—	$—	$(3,065)	$—	$(70,335)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(77,889)	—	—	(9,465)	—	(87,354)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(236,390)	—	(1,627,395)	—	—	(1,863,785)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(8,489)	—	—	—	(8,489)
Total	$(381,549)	$(8,489)	$(1,627,395)	$(12,530)	$—	$(2,029,963)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(6,908,187)	$—	$—	$(6,908,187)
Written options and swaptions	44,935	—	—	—	—	44,935
Swap agreements	(182,652)	—	—	(311,534)	—	(494,186)
Futures contracts	7,248,272	—	40,537,802	—	—	47,786,074
Forward foreign currency contracts	—	(284,066)	—	—	—	(284,066)
Total	$7,110,555	$(284,066)	$33,629,615	$(311,534)	$—	$40,144,570

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$(1,482,933)	$—	$—	$(1,482,933)
Written options and swaptions	19,803	—	—	3,272	—	23,075
Swap agreements	(51,824)	—	—	210,203	—	158,379
Futures contracts	(667,474)	—	(3,684,190)	—	—	(4,351,664)
Forward foreign currency contracts	—	247,430	—	—	—	247,430
Total	$(699,495)	$247,430	$(5,167,123)	$213,475	$—	$(5,405,713)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Options:
Average value of option contracts purchased	$6,052,550
Average value of option contracts written	(14,654)
Average notional value of swaption contracts written	(5,885,714)
Credit default swaps:
Average notional value – buy protection	16,428,571
Average notional value – sell protection	5,799,768
Interest rate swaps:
Average notional value – pays fixed rate	271,429
Average notional value – receives fixed rate	7,763,556
Futures contracts:
Average notional value of contracts – long	309,893,137
Average notional value of contracts – short	(74,251,912)
Forward foreign currency exchange contracts:
Average contract amounts purchased – in USD	8,544,258
Average contract amounts sold – in USD	12,181,933

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2021. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Bank of America, N.A.	$21,147	$(15,125)	$—	$6,022	$15,125	$(15,125)	$—	$—
BNP Paribas	596	(596)	—	—	15,440	(596)	—	14,844
Citibank, N.A.	70,950	(19,757)	—	51,193	19,757	(19,757)	—	—
Deutsche Bank AG	—	—	—	—	1,034	—	—	1,034
Goldman Sachs Bank	102,279	(4,195)	—	98,084	4,195	(4,195)	—	—
Goldman Sachs International	50,977	(2,031)	(48,946)	—	2,031	(2,031)	—	—
HSBC Bank USA	103,331	(2,145)	—	101,186	2,145	(2,145)	—	—
Morgan Stanley & Co., Inc.	—	—	—	—	19,097	—	—	19,097
Other Derivatives (C)	11,369,293	—	—	11,369,293	1,951,139	—	—	1,951,139

Total	$11,718,573	$(43,849)	$(48,946)	$11,625,778	$2,029,963	$(43,849)	$—	$1,986,114

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK FACTORS (continued)

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset class allocation risk: The Portfolio’s investment performance depends on the Portfolio’s asset class allocation and reallocation from time to time. The investment manager’s and subadvisers’ decisions may not produce the desired results.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). Plans are underway to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR recently announced a possible delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instrument in which the Portfolio invests, and financial markets generally.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.81%
Over $250 million up to $750 million	0.80
Over $750 million up to $1.5 billion	0.79
Over $1.5 billion	0.76

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2021
Initial Class	0.91%	May 1, 2022
Service Class	1.16	May 1, 2022
Prior to May 1, 2021
Initial Class	0.95
Service Class	1.20

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 43,451,382	$ 58,717,004	$ 40,817,212	$ 48,197,686

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 615,987,721	$ 23,435,659	$ (7,783,045)	$ 15,652,614

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2010-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

13. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Tactical – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on September 17, 2012 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,019.20	$4.36	$1,020.50	$4.36	0.87%
Service Class	1,000.00	1,018.70	5.61	1,019.20	5.61	1.12

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	35.6%
Short-Term U.S. Government Obligations	31.7
U.S. Government Obligations	24.0
Asset-Backed Securities	6.0
U.S. Government Agency Obligations	4.9
Mortgage-Backed Securities	4.0
Repurchase Agreement	2.2
Foreign Government Obligations	2.1
Other Investment Company	1.4
Municipal Government Obligations	1.1
Exchange-Traded Options Purchased	1.1
Short-Term U.S. Government Agency Obligation	0.3
Loan Assignments	0.3
Net Other Assets (Liabilities) ^	(14.7)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	8.46
Duration †	5.61

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.0%
AMMC CLO 16 Ltd. Series 2015-16A, Class AR2, 3-Month LIBOR + 0.98%, 1.17% (A), 04/14/2029 (B)	$300,000	$299,950
AMMC CLO XII Ltd. Series 2013-12A, Class AR2, 3-Month LIBOR + 0.95%, 0.00% (A), 11/10/2030 (B) (C)	1,100,000	1,100,115
Anchorage Capital CLO 6 Ltd. Series 2015-6A, Class ARR, 3-Month LIBOR + 1.05%, 1.23% (A), 07/15/2030 (B)	200,000	200,008
Arbor Realty Collateralized Loan Obligation Ltd. Series 2021-FL2, Class A, 1-Month LIBOR + 1.10%, 1.20% (A), 05/15/2036 (B)	300,000	300,189
Arbor Realty Commercial Real Estate Notes Ltd. Series 2019-FL1, Class A, 1-Month LIBOR + 1.15%, 1.22% (A), 05/15/2037 (B)	500,000	500,159
Bear Stearns Asset-Backed Securities Trust Series 2005-SD1, Class 2M2, 1-Month LIBOR + 1.20%, 1.29% (A), 01/25/2045	145,510	146,315
Birch Grove CLO Ltd. Series 19A, Class AR, 3-Month LIBOR + 1.13%, 0.00% (A), 06/15/2031 (B) (C)	700,000	700,074
CIFC Funding Ltd. Series 2017-4A, Class A1R, 3-Month LIBOR + 0.95%, 1.04% (A), 10/24/2030 (B)	400,000	400,102
Dryden XXV Senior Loan Fund Series 2012-25A, Class ARR, 3-Month LIBOR + 0.90%, 1.08% (A), 10/15/2027 (B)	661,627	661,646
Encore Credit Receivables Trust Series 2005-1, Class M1, 1-Month LIBOR + 0.66%, 0.75% (A), 07/25/2035	147,731	148,839
Fremont Home Loan Trust Series 2005-1, Class M5, 1-Month LIBOR + 1.07%, 1.16% (A), 06/25/2035	300,000	300,383
Gallatin CLO IX Ltd. Series 2018-1A, Class A, 3-Month LIBOR + 1.05%, 1.24% (A), 01/21/2028 (B)	249,969	249,977
HERA Commercial Mortgage Ltd. Series 2021-FL1, Class A, 1-Month LIBOR + 1.05%, 1.13% (A), 02/18/2038 (B)	400,000	400,101
Home Equity Asset Trust Series 2005-4, Class M6, 1-Month LIBOR + 1.08%, 1.17% (A), 10/25/2035	300,000	298,605

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition Trust Series 2007-CH5, Class A5, 1-Month LIBOR + 0.26%, 0.35% (A), 06/25/2037	$ 448,457	$ 445,228
KKR CLO 9 Ltd. Series 9, Class AR2, 3-Month LIBOR + 0.95%, 0.00% (A), 07/15/2030 (B)	250,000	250,005
LCM XV, LP Series 15A, Class AR2, 3-Month LIBOR + 1.00%, 1.19% (A), 07/20/2030 (B)	300,000	300,008
Legacy Mortgage Asset Trust Series 2019-GS3, Class A1, 3.75% (A), 04/25/2059 (B)	452,334	456,097
LFT CRE Ltd. Series 2021-FL1, Class A, 1-Month LIBOR + 1.17%, 1.27% (A), 06/15/2039 (B)	400,000	400,001
LoanCore Issuer Ltd. Series 2019-CRE2, Class A, 1-Month LIBOR + 1.13%, 1.20% (A), 05/15/2036 (B)	500,000	499,844
Marble Point CLO X Ltd. Series 2017-1A, Class AR, 3-Month LIBOR + 1.04%, 1.22% (A), 10/15/2030 (B)	300,000	300,004
Master Asset-Backed Securities Trust Series 2004-WMC3, Class M1, 1-Month LIBOR + 0.83%, 0.92% (A), 10/25/2034	219,538	217,273
MidOcean Credit CLO II Series 2013-2A, Class ARR, 3-Month LIBOR + 1.03%, 0.00% (A), 01/29/2030 (B)	250,000	250,009
Mountain View CLO Ltd. Series 2014-1A, Class ARR, 3-Month LIBOR + 0.80%, 0.98% (A), 10/15/2026 (B)	37,740	37,741
Northstar Education Finance, Inc. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 0.79% (A), 12/26/2031 (B)	12,192	12,248
OZLM XVI Ltd. Series 2017-16A, Class A1R, 3-Month LIBOR + 1.03%, 1.19% (A), 05/16/2030 (B)	300,000	299,999
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 1.06% (A), 11/15/2026 (B)	155,107	155,142
Series 2021-3A, Class A1,
3-Month LIBOR + 0.80%, 0.00% (A), 07/20/2029 (B) (C)	600,000	600,000
PHEAA Student Loan Trust Series 2016-2A, Class A, 1-Month LIBOR + 0.95%, 1.04% (A), 11/25/2065 (B)	213,014	214,339

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Pretium Mortgage Credit Partners I LLC Series 2020-RPL2, Class A1, 3.18% (A), 06/27/2069 (B)	$ 1,953,844	$ 1,959,039
RASC Trust Series 2007-KS2, Class AI4, 1-Month LIBOR + 0.22%, 0.31% (A), 02/25/2037	200,000	190,667
Romark CLO Ltd. Series 2017-1A, Class A1R, 3-Month LIBOR + 1.03%, 0.00% (A), 10/23/2030 (B) (C)	400,000	400,042
Saxon Asset Securities Trust Series 2005-4, Class M2, 1-Month LIBOR + 0.68%, 0.77% (A), 11/25/2037	700,000	697,831
SMB Private Education Loan Trust Series 2016-B, Class A2B, 1-Month LIBOR + 1.45%, 1.52% (A), 02/17/2032 (B)	418,548	424,404
Sound Point CLO XVI Ltd. Series 2017-2A, Class AR, 3-Month LIBOR + 0.98%, 1.16% (A), 07/25/2030 (B)	400,000	399,783
Soundview Home Loan Trust Series 2007-NS1, Class A4, 1-Month LIBOR + 0.30%, 0.39% (A), 01/25/2037	500,000	475,041
Steele Creek CLO Ltd. Series 2015-1A, Class AR2, 3-Month LIBOR + 0.90%, 1.05% (A), 05/21/2029 (B)	250,000	249,787
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 1.09% (A), 05/25/2058 (B)	179,567	180,933
Series 2019-SJ3, Class A1, 3.00% (A), 11/25/2059 (B)	117,905	118,657
Venture XIV CLO Ltd. Series 2013-14A, Class ARR, 3-Month LIBOR + 1.03%, 1.17% (A), 08/28/2029 (B)	800,000	799,571
Vibrant CLO VI Ltd. Series 2017-6A, Class AR, 3-Month LIBOR + 0.95%, 1.08% (A), 06/20/2029 (B)	400,000	400,095
Vibrant CLO VII Ltd. Series 2017-7A, Class A1R, 3-Month LIBOR + 1.04%, 1.23% (A), 09/15/2030 (B)	250,000	250,005
Zais CLO Ltd. Series 2014-1A, Class A1AR, 3-Month LIBOR + 1.15%, 1.33% (A), 04/15/2028 (B)	220,665	220,689

Total Asset-Backed Securities (Cost $16,820,668)		16,910,945

	Principal	Value
CORPORATE DEBT SECURITIES - 35.6%
Aerospace & Defense - 0.3%
Boeing Co.
2.20%, 02/04/2026	$ 100,000	$ 101,045
3.63%, 02/01/2031	300,000	323,005
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	200,000	208,500
3.95%, 06/15/2023	100,000	100,550
Textron, Inc. 2.45%, 03/15/2031	200,000	200,395

		933,495

Airlines - 0.9%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	318,652	323,954
3.25%, 04/15/2030	79,732	77,528
3.50%, 08/15/2033	94,586	91,572
4.00%, 01/15/2027	52,637	51,205
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	179,129	179,395
3.80%, 03/20/2033 (B)	166,403	173,982
JetBlue Pass-Through Trust 4.00%, 05/15/2034	193,456	213,447
Southwest Airlines Co. 5.13%, 06/15/2027	200,000	235,632
Southwest Airlines Co. Pass-Through Trust 6.65%, 08/01/2022	41,960	42,718
Spirit Airlines Pass-Through Trust 4.10%, 10/01/2029	68,395	71,491
United Airlines Pass-Through Trust
2.88%, 04/07/2030	407,492	416,223
3.10%, 04/07/2030	407,492	411,550
5.88%, 04/15/2029	285,495	316,864

		2,605,561

Automobiles - 0.2%
Nissan Motor Co. Ltd. 4.35%, 09/17/2027 (B)	400,000	439,920

Banks - 7.1%
AIB Group PLC 4.75%, 10/12/2023 (B)	400,000	434,477
Banco de Credito del Peru 4.65%, 09/17/2024 (B)	PEN 1,300,000	344,440
Banco Santander SA 3.49%, 05/28/2030	$ 200,000	216,187
Bank of America Corp. Fixed until 12/20/2027, 3.42% (A), 12/20/2028	2,260,000	2,462,273
Bank of Ireland Group PLC 4.50%, 11/25/2023 (B)	400,000	432,214
Barclays PLC
3.25%, 02/12/2027 (D)	GBP 400,000	601,775
3.65%, 03/16/2025	$ 500,000	541,390
BNP Paribas SA Fixed until 02/25/2031 (E), 4.63% (A) (B)	200,000	208,204
Citigroup, Inc.
Fixed until 02/18/2026 (E), 3.88% (A) (F)	900,000	919,125
4.40%, 06/10/2025	300,000	335,187
Dexia Credit Local SA 1.88%, 09/15/2021 (B)	1,400,000	1,404,721

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
DnB Bank ASA Fixed until 09/16/2025, 1.13% (A), 09/16/2026 (B)	$ 200,000	$ 198,530
HSBC Holdings PLC
Fixed until 05/24/2026, 1.59% (A), 05/24/2027	300,000	300,714
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 400,000	559,353
Fixed until 12/17/2030 (E), 4.60% (A)	$ 300,000	311,250
JPMorgan Chase & Co. Fixed until 11/19/2030, 1.76% (A), 11/19/2031	1,000,000	960,123
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	229,857
4.55%, 08/16/2028	1,000,000	1,165,824
Mitsubishi UFJ Financial Group, Inc. 2.05%, 07/17/2030 (F)	500,000	498,791
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 1.12% (A), 09/11/2024	400,000	405,492
Fixed until 07/16/2024, 2.84% (A), 07/16/2025	400,000	422,424
Natwest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	400,000	468,820
Fixed until 08/15/2021 (E), 8.63% (A)	600,000	604,950
Santander Holdings USA, Inc. 3.45%, 06/02/2025	400,000	429,648
Santander UK Group Holdings PLC Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	206,312
Societe Generale SA Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	200,000	198,189
Standard Chartered PLC
Fixed until 01/12/2024, 0.99% (A), 01/12/2025 (B)	200,000	199,371
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	300,000	297,130
Stichting AK Rabobank Certificaten 2.19% (G), 12/29/2049 (D) (E)	EUR 420,200	670,448
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 600,000	604,125
2.14%, 09/23/2030	300,000	293,001
Sumitomo Mitsui Trust Bank Ltd. 0.80%, 09/12/2023 (B)	300,000	301,824
SVB Financial Group 3.13%, 06/05/2030	300,000	319,611
Truist Financial Corp. Fixed until 03/01/2030 (E), 5.10% (A)	600,000	674,250
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	354,982
6.57%, 01/14/2022 (B)	400,000	412,337
Wells Fargo & Co.
Fixed until 02/11/2025, 2.16% (A), 02/11/2026	800,000	830,609
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	300,000	323,910

		20,141,868

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.3%
Bacardi Ltd.
4.45%, 05/15/2025 (B)	$ 100,000	$ 111,180
4.70%, 05/15/2028 (B)	150,000	174,644
5.15%, 05/15/2038 (B)	100,000	123,860
Suntory Holdings Ltd. 2.25%, 10/16/2024 (B)	400,000	414,560

		824,244

Biotechnology - 0.1%
Amgen, Inc. 4.40%, 05/01/2045	300,000	363,636

Building Products - 0.5%
Ferguson Finance PLC 3.25%, 06/02/2030 (B)	600,000	648,217
Fortune Brands Home & Security, Inc. 4.00%, 06/15/2025	410,000	451,880
Standard Industries, Inc. 4.38%, 07/15/2030 (B)	300,000	309,375

		1,409,472

Capital Markets - 1.9%
Banco BTG Pactual SA 4.50%, 01/10/2025 (B)	400,000	418,980
Brighthouse Holdings LLC 6.50% (G), 07/27/2037 (B) (E)	200,000	179,604
Charles Schwab Corp. Fixed until 06/01/2026 (E), 4.00% (A) (F)	200,000	208,500
Credit Suisse Group AG 3.75%, 03/26/2025	900,000	976,565
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026 (H)	200,000	203,023
Fixed until 09/18/2030, 3.55% (A), 09/18/2031	350,000	372,961
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	200,000	216,237
Goldman Sachs Group, Inc. 3-Month LIBOR + 1.75%, 1.93% (A), 10/28/2027	700,000	741,134
JAB Holdings BV 2.20%, 11/23/2030 (B)	550,000	534,711
Morgan Stanley
Fixed until 02/13/2031, 1.79% (A), 02/13/2032	600,000	577,170
Fixed until 04/28/2031, 1.93% (A), 04/28/2032	100,000	97,320
Nomura Holdings, Inc. 2.65%, 01/16/2025	300,000	315,229
UBS Group AG 4.13%, 09/24/2025 (B)	400,000	445,600

		5,287,034

Chemicals - 0.6%
Axalta Coating Systems LLC 3.38%, 02/15/2029 (B)	200,000	195,500
Huntsman International LLC 4.50%, 05/01/2029	370,000	421,040
Sasol Financing USA LLC 5.88%, 03/27/2024	200,000	213,600

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Syngenta Finance NV
3.13%, 03/28/2022	$ 100,000	$ 101,606
5.18%, 04/24/2028 (B)	400,000	457,468
Yara International ASA 3.15%, 06/04/2030 (B)	400,000	428,345

		1,817,559

Commercial Services & Supplies - 0.1%
Ashtead Capital, Inc. 4.00%, 05/01/2028 (B)	200,000	211,530

Communications Equipment - 0.1%
Motorola Solutions, Inc. 2.30%, 11/15/2030	400,000	393,258

Construction & Engineering - 0.1%
Quanta Services, Inc. 2.90%, 10/01/2030	300,000	311,380

Consumer Finance - 0.3%
Ford Motor Credit Co. LLC 4.14%, 02/15/2023	400,000	414,500
Nissan Motor Acceptance Corp. 2.00%, 03/09/2026 (B)	200,000	201,106
OneMain Finance Corp. 8.88%, 06/01/2025	300,000	332,607

		948,213

Containers & Packaging - 0.3%
Amcor Flexibles North America, Inc. 2.63%, 06/19/2030	300,000	307,014
Berry Global, Inc. 4.88%, 07/15/2026 (B)	500,000	529,080

		836,094

Diversified Consumer Services - 0.1%
Yale University 1.48%, 04/15/2030	200,000	197,260

Diversified Financial Services - 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45%, 10/01/2025 - 04/03/2026	1,200,000	1,321,254
Aircastle Ltd.
2.85%, 01/26/2028 (B)	100,000	100,576
5.50%, 02/15/2022	100,000	102,960
Aviation Capital Group LLC 5.50%, 12/15/2024 (B)	300,000	339,127
DAE Funding LLC
1.55%, 08/01/2024 (B)	200,000	199,594
2.63%, 03/20/2025 (B)	400,000	406,852
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.13%, 11/30/2024 (B)	42,620	42,819
Fairstone Financial, Inc. 7.88%, 07/15/2024 (B)	200,000	208,500
GE Capital Funding LLC 4.40%, 05/15/2030	700,000	816,538
Helios Leasing I LLC 1.56%, 09/28/2024	58,125	59,253
LeasePlan Corp. NV 2.88%, 10/24/2024 (B)	400,000	420,122

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Mitsubishi HC Capital, Inc. 2.65%, 09/19/2022 (B)	$ 500,000	$ 511,326
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (B)	300,000	315,750
Tagua Leasing LLC 1.58%, 11/16/2024	62,595	63,767
United Wholesale Mortgage LLC 5.50%, 11/15/2025 (B)	200,000	207,106

		5,115,544

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
3.65%, 06/01/2051	200,000	209,811
4.30%, 02/15/2030	227,000	262,781
4.50%, 05/15/2035	100,000	117,546
Bell Telephone Co. of Canada / Bell Canada 4.30%, 07/29/2049	200,000	241,628
Level 3 Financing, Inc. 3.88%, 11/15/2029 (B)	200,000	214,206
Verizon Communications, Inc. 2.10%, 03/22/2028	800,000	817,136

		1,863,108

Electric Utilities - 3.6%
Alabama Power Co.
3.45%, 10/01/2049	300,000	325,825
4.15%, 08/15/2044	100,000	119,942
Arizona Public Service Co. 2.65%, 09/15/2050	100,000	94,509
Avangrid, Inc. 3.80%, 06/01/2029	500,000	564,486
CenterPoint Energy Houston Electric LLC 3.35%, 04/01/2051	100,000	109,677
Centrais Eletricas Brasileiras SA 4.63%, 02/04/2030 (B)	300,000	309,600
DTE Electric Co. 3.70%, 06/01/2046	1,000,000	1,144,085
Duquesne Light Holdings, Inc. 2.53%, 10/01/2030 (B)	100,000	98,349
Edison International 3.55%, 11/15/2024	100,000	106,298
Enel Finance International NV 2.65%, 09/10/2024 (B)	800,000	839,832
Entergy Mississippi LLC 2.85%, 06/01/2028	1,100,000	1,176,013
IPALCO Enterprises, Inc. 3.70%, 09/01/2024	300,000	322,792
Liberty Utilities Finance GP 1 2.05%, 09/15/2030 (B)	400,000	386,101
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 (B)	200,000	225,827
NRG Energy, Inc. 2.45%, 12/02/2027 (B)	200,000	201,445
Pacific Gas & Electric Co.
1.37%, 03/10/2023	100,000	100,003
3-Month LIBOR + 1.38%, 1.53% (A), 11/15/2021	600,000	601,229
3.50%, 06/15/2025 (F) (I)	120,000	125,882
3.75%, 08/15/2042	100,000	91,050
4.25%, 08/01/2023 (I)	300,000	317,896

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pennsylvania Electric Co. 3.60%, 06/01/2029 (B)	$ 600,000	$ 641,619
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.88%, 07/17/2049 (B)	300,000	326,640
Southern California Edison Co.
3.90%, 03/15/2043	100,000	104,464
4.00%, 04/01/2047	600,000	631,585
4.05%, 03/15/2042	100,000	107,447
4.65%, 10/01/2043	100,000	115,035
Southwestern Electric Power Co. 6.20%, 03/15/2040	600,000	838,463
SP Group Treasury Pte Ltd. 3.38%, 02/27/2029 (B)	250,000	275,972

		10,302,066

Electronic Equipment, Instruments & Components - 0.2%
Flex Ltd.
4.75%, 06/15/2025	200,000	223,262
4.88%, 06/15/2029	170,000	196,251

		419,513

Energy Equipment & Services - 0.0% (J)
Odebrecht Drilling Norbe VIII / IX Ltd. 6.35%, 12/01/2021 (D)	9,006	8,916

Entertainment - 0.0% (J)
Activision Blizzard, Inc. 2.50%, 09/15/2050	100,000	89,843

Equity Real Estate Investment Trusts - 3.1%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	111,522
4.50%, 07/30/2029	200,000	234,990
American Campus Communities Operating Partnership, LP 2.85%, 02/01/2030	300,000	309,036
American Tower Corp.
3.38%, 10/15/2026	600,000	653,902
4.00%, 06/01/2025	300,000	330,578
4.40%, 02/15/2026	670,000	756,729
Boston Properties, LP 2.55%, 04/01/2032	100,000	100,745
Brixmor Operating Partnership, LP 3-Month LIBOR + 1.05%, 1.23% (A), 02/01/2022	600,000	602,320
Crown Castle International Corp. 4.45%, 02/15/2026	200,000	226,240
Essex Portfolio, LP 4.00%, 03/01/2029	500,000	564,641
Kilroy Realty, LP 4.38%, 10/01/2025	590,000	654,101
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc. 3.88%, 02/15/2029 (B)	500,000	507,785
Mid-America Apartments, LP 4.00%, 11/15/2025	580,000	644,132
National Retail Properties, Inc. 4.80%, 10/15/2048	500,000	622,651

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033	$ 200,000	$ 199,837
Sabra Health Care, LP 4.80%, 06/01/2024	400,000	437,204
SBA Tower Trust 1.88%, 07/15/2050 (B)	200,000	202,573
STORE Capital Corp. 2.75%, 11/18/2030	300,000	302,313
UDR, Inc. 3.00%, 08/15/2031	300,000	315,944
VEREIT Operating Partnership, LP 4.63%, 11/01/2025	500,000	566,311
WP Carey, Inc. 4.60%, 04/01/2024	400,000	436,834

		8,780,388

Gas Utilities - 0.6%
CenterPoint Energy Resources Corp. 3-Month LIBOR + 0.50%, 0.63% (A), 03/02/2023	100,000	100,023
Piedmont Natural Gas Co., Inc. 3.50%, 06/01/2029	1,000,000	1,101,739
Southern California Gas Co. 4.13%, 06/01/2048	500,000	602,057

		1,803,819

Health Care Equipment & Supplies - 0.3%
Baxter International, Inc. 1.73%, 04/01/2031	200,000	194,909
Boston Scientific Corp. 2.65%, 06/01/2030	100,000	103,539
Stryker Corp. 1.95%, 06/15/2030	400,000	396,125
Zimmer Biomet Holdings, Inc. 3.55%, 04/01/2025	30,000	32,557

		727,130

Health Care Providers & Services - 1.3%
Adventist Health System 2.43%, 09/01/2024	400,000	410,895
AHS Hospital Corp. 5.02%, 07/01/2045	400,000	545,851
Banner Health 1.90%, 01/01/2031	300,000	294,946
CHRISTUS Health 4.34%, 07/01/2028	300,000	344,400
Cigna Corp. 2.38%, 03/15/2031	100,000	101,527
CVS Health Corp. 5.05%, 03/25/2048	500,000	649,638
DaVita, Inc. 4.63%, 06/01/2030 (B)	100,000	102,646
Fresenius Medical Care US Finance III, Inc. 2.38%, 02/16/2031 (B) (F)	200,000	195,348
Hackensack Meridian Health, Inc. 4.50%, 07/01/2057	200,000	262,733
HCA, Inc. 4.13%, 06/15/2029	100,000	112,709
Memorial Sloan-Kettering Cancer Center 2.96%, 01/01/2050	200,000	203,224

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Northwell Healthcare, Inc. 3.98%, 11/01/2046	$ 400,000	$ 453,152
UnitedHealth Group, Inc. 2.90%, 05/15/2050	100,000	100,844

		3,777,913

Hotels, Restaurants & Leisure - 0.7%
Expedia Group, Inc. 6.25%, 05/01/2025 (B)	420,000	488,315
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	200,000	214,662
5.38%, 04/15/2026	100,000	115,101
Las Vegas Sands Corp. 2.90%, 06/25/2025	200,000	208,329
Marriott International, Inc. 2.85%, 04/15/2031	200,000	203,327
McDonald’s Corp. 3.80%, 04/01/2028	400,000	452,939
Sands China Ltd. 4.60%, 08/08/2023	200,000	212,420
Wynn Macau Ltd. 5.13%, 12/15/2029 (B)	100,000	103,000

		1,998,093

Industrial Conglomerates - 0.1%
General Electric Co.
3-Month LIBOR + 3.33%, 3.45% (A), 09/15/2021 (E) (F)	200,000	196,700
5.55%, 01/05/2026	100,000	118,538

		315,238

Insurance - 0.7%
AIA Group Ltd. 3.20%, 09/16/2040 (B)	300,000	309,704
Fairfax Financial Holdings Ltd. 3.38%, 03/03/2031 (B)	100,000	104,329
Fidelity National Financial, Inc. 3.40%, 06/15/2030	400,000	431,029
First American Financial Corp. 4.60%, 11/15/2024	20,000	22,153
Guardian Life Insurance Co. of America 3.70%, 01/22/2070 (B)	200,000	206,997
New York Life Insurance Co. 4.45%, 05/15/2069 (B)	100,000	125,179
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	800,000	919,176

		2,118,567

Interactive Media & Services - 0.1%
Alphabet, Inc. 1.90%, 08/15/2040	100,000	91,290
Tencent Holdings Ltd. 3.98%, 04/11/2029 (B)	200,000	223,122

		314,412

Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.70%, 02/09/2041	300,000	288,273
Amazon.com, Inc. 2.50%, 06/03/2050	50,000	47,287

		335,560

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Leisure Products - 0.1%
Hasbro, Inc. 3.55%, 11/19/2026	$ 300,000	$ 328,986

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. 2.30%, 03/12/2031	100,000	100,084
Illumina, Inc. 2.55%, 03/23/2031	100,000	101,625

		201,709

Machinery - 0.3%
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024	800,000	866,848

Marine - 0.1%
AP Moller - Maersk A/S 3.88%, 09/28/2025 (B)	300,000	329,521

Media - 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.75%, 03/01/2030 (B)	700,000	739,375
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	200,000	196,472
4.20%, 03/15/2028	500,000	566,292
4.80%, 03/01/2050	300,000	344,810
Comcast Corp.
4.40%, 08/15/2035	20,000	24,111
4.75%, 03/01/2044	500,000	637,871
Cox Communications, Inc. 2.95%, 10/01/2050 (B)	200,000	189,614
Discovery Communications LLC 4.00%, 09/15/2055	365,000	386,637

		3,085,182

Metals & Mining - 0.0% (J)
FMG Resources August 2006 Pty Ltd. 4.38%, 04/01/2031 (B)	100,000	106,750

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 5.50%, 11/01/2023 (B)	200,000	209,500

Multi-Utilities - 0.3%
Black Hills Corp. 2.50%, 06/15/2030	400,000	407,564
CenterPoint Energy, Inc. Fixed until 09/01/2023 (E), 6.13% (A)	100,000	106,250
Public Service Co. of Colorado 1.88%, 06/15/2031	150,000	149,345
San Diego Gas & Electric Co. 1.70%, 10/01/2030	300,000	289,727

		952,886

Oil, Gas & Consumable Fuels - 3.6%
AKER BP ASA 3.75%, 01/15/2030 (B)	200,000	216,026
APT Pipelines Ltd. 4.25%, 07/15/2027 (B)	300,000	339,018
Boardwalk Pipelines, LP 3.40%, 02/15/2031	400,000	425,085
Diamondback Energy, Inc. 2.88%, 12/01/2024	300,000	316,860

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Dolphin Energy Ltd. LLC 5.50%, 12/15/2021 (D)	$ 400,000	$ 408,504
Energy Transfer, LP
4.75%, 01/15/2026	40,000	45,039
5.80%, 06/15/2038	500,000	622,046
7.50%, 07/01/2038	100,000	140,921
Eni SpA 4.75%, 09/12/2028 (B)	200,000	234,382
Enterprise Products Operating LLC 3.20%, 02/15/2052	700,000	694,902
Kinder Morgan, Inc. 7.75%, 01/15/2032	400,000	574,442
Midwest Connector Capital Co. LLC 3.90%, 04/01/2024 (B)	300,000	313,716
NGPL PipeCo LLC 4.88%, 08/15/2027 (B)	110,000	126,048
ONEOK, Inc. 4.35%, 03/15/2029	700,000	790,871
Pertamina Persero PT 4.18%, 01/21/2050 (B) (F)	400,000	408,221
Petronas Energy Canada Ltd. 2.11%, 03/23/2028 (B) (F)	200,000	202,260
Rockies Express Pipeline LLC 4.80%, 05/15/2030 (B)	400,000	400,764
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024	1,000,000	1,122,259
Saudi Arabian Oil Co. 1.63%, 11/24/2025 (B)	400,000	403,800
Sinopec Group Overseas Development Ltd. 4.13%, 09/12/2025 (B)	500,000	552,852
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 4.00%, 01/15/2032 (B)	200,000	205,730
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	100,000	129,686
Valero Energy Corp. 4.00%, 04/01/2029	500,000	558,845
Williams Cos., Inc. 2.60%, 03/15/2031	300,000	304,145
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	20,000	21,360
3.70%, 03/15/2028 (B)	500,000	536,809

		10,094,591

Pharmaceuticals - 0.7%
Bayer US Finance II LLC 4.63%, 06/25/2038 (B)	1,000,000	1,187,154
Jazz Securities DAC 4.38%, 01/15/2029 (B)	200,000	207,360
Zoetis, Inc. 3.90%, 08/20/2028	400,000	455,159

		1,849,673

Professional Services - 0.3%
Block Financial LLC 3.88%, 08/15/2030	400,000	432,880
IHS Markit Ltd. 4.75%, 08/01/2028	300,000	353,550

		786,430

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.2%
Avolon Holdings Funding Ltd. 2.88%, 02/15/2025 (B)	$ 100,000	$ 102,993
Park Aerospace Holdings Ltd. 5.50%, 02/15/2024 (B)	200,000	219,875
Union Pacific Corp. 4.10%, 09/15/2067	200,000	231,433

		554,301

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.
4.30%, 11/15/2032	400,000	456,044
5.00%, 04/15/2030	300,000	354,598
Marvell Technology, Inc. 4.20%, 06/22/2023 (B)	200,000	212,599
Skyworks Solutions, Inc. 0.90%, 06/01/2023	300,000	300,876

		1,324,117

Software - 0.4%
Citrix Systems, Inc. 1.25%, 03/01/2026	100,000	98,787
Fair Isaac Corp. 4.00%, 06/15/2028 (B)	170,000	175,723
Microsoft Corp. 2.92%, 03/17/2052	314,000	333,283
Oracle Corp. 2.95%, 05/15/2025	290,000	310,068
VMware, Inc. 4.65%, 05/15/2027	300,000	344,471

		1,262,332

Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC / EMC Corp.
5.30%, 10/01/2029 (F)	200,000	241,545
8.10%, 07/15/2036	600,000	918,285
Seagate HDD Cayman 4.13%, 01/15/2031 (B)	400,000	409,000

		1,568,830

Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc. 4.25%, 03/15/2029 (B)	300,000	306,000

Tobacco - 0.2%
BAT Capital Corp. 4.39%, 08/15/2037	400,000	431,636
Imperial Brands Finance PLC 3.50%, 07/26/2026 (B)	200,000	214,195

		645,831

Trading Companies & Distributors - 0.2%
BOC Aviation Ltd. 3.50%, 10/10/2024 (B)	200,000	213,052
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/01/2025 (B)	400,000	415,500

		628,552

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/2025 (B)	20,000	21,403
3.90%, 03/22/2023 (B)	200,000	210,468

		231,871

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.4%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 03/20/2025 (B)	$ 375,000	$ 402,323
5.15%, 09/20/2029 (B)	400,000	459,880
T-Mobile USA, Inc. 2.25%, 11/15/2031	200,000	197,294

		1,059,497

Total Corporate Debt Securities (Cost $94,638,621)		101,084,041

FOREIGN GOVERNMENT OBLIGATIONS - 2.1%
Canada - 0.3%
Province of Quebec 2.50%, 04/20/2026	900,000	964,206

Dominican Republic - 0.2%
Dominican Republic International Bond 4.88%, 09/23/2032 (B)	400,000	413,012

Indonesia - 0.3%
Indonesia Government International Bond 4.45%, 02/11/2024	800,000	875,385

Japan - 0.5%
Japan Finance Organization for Municipalities 2.13%, 10/25/2023 (B)	1,400,000	1,449,650

Peru - 0.3%
Peru Government International Bond
5.94%, 02/12/2029 (D)	PEN 1,500,000	425,922
5.94%, 02/12/2029 (B)	1,200,000	340,737
8.20%, 08/12/2026 (B)	600,000	193,550

		960,209

Qatar - 0.2%
Qatar Government International Bond
4.40%, 04/16/2050 (B)	$ 300,000	365,145
4.50%, 01/20/2022 (D)	200,000	204,550

		569,695

Republic of South Africa - 0.1%
Republic of South Africa Government International Bond 4.85%, 09/30/2029	300,000	318,120

Romania - 0.1%
Romania Government International Bond 2.63%, 12/02/2040 (B)	EUR 100,000	117,486

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond 4.50%, 04/22/2060 (D)	$ 200,000	241,880

Total Foreign Government Obligations (Cost $5,784,263)		5,909,643

	Principal	Value
LOAN ASSIGNMENTS - 0.3%
Capital Markets - 0.2%
Zephyrus Capital Aviation Partners LLC Term Loan, 4.61% (A), 10/15/2038 (K) (L) (M)	$ 607,001	$ 585,963

Hotels, Restaurants & Leisure - 0.0% (J)
IRB Holding Corp. Term Loan, 3-Month LIBOR + 3.25%, 4.25% (A), 12/15/2027	99,500	99,376

IT Services - 0.1%
Virtusa Corp. Term Loan B, 1-Month LIBOR + 4.25%, 5.00% (A), 02/11/2028	199,500	200,148

Total Loan Assignments (Cost $894,328)		885,487

MORTGAGE-BACKED SECURITIES - 4.0%
Angel Oak Mortgage Trust Series 2020-4, Class A1, 1.47% (A), 06/25/2065 (B)	248,190	249,624
BAMLL Commercial Mortgage Securities Trust Series 2019-RLJ, Class A, 1-Month LIBOR + 1.05%, 1.12% (A), 04/15/2036 (B)	500,000	498,860
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 2.54% (A), 05/25/2034	5,286	5,441
Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class A, 1-Month LIBOR + 1.05%, 1.17% (A), 09/15/2036 (B)	60,931	60,893
Bear Stearns Alt-A Trust Series 2005-7, Class 22A1, 3.01% (A), 09/25/2035	160,548	124,930
ChaseFlex Trust Series 2007-2, Class A1, 1-Month LIBOR + 0.28%, 0.37% (A), 05/25/2037	259,853	249,767
CHL Mortgage Pass-Through Trust Series 2004-J3, Class A7, 5.50%, 05/25/2034	97,248	100,384
COMM Mortgage Trust Series 2018-HOME, Class A, 3.94% (A), 04/10/2033 (B)	400,000	438,649
CSMC Trust Series 2019-RPL9, Class A1, 2.98% (A), 10/27/2059 (B)	181,479	182,917
DBGS Mortgage Trust Series 2019-1735, Class A, 3.84%, 04/10/2037 (B)	200,000	225,478
DBUBS Mortgage Trust Series 2017-BRBK, Class A, 3.45%, 10/10/2034 (B)	1,000,000	1,065,825
DROP Mortgage Trust Series 2021-FILE, Class A, 1-Month LIBOR + 1.15%, 1.22% (A), 04/15/2026 (B)	200,000	200,762

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Eurosail PLC Series 2006-4X, Class A3C, 3-Month GBP LIBOR + 0.16%, 0.24% (A), 12/10/2044 (D)	GBP 45,256	$ 62,294
GCAT LLC Series 2019-4, Class A1, 3.23% (A), 11/26/2049 (B)	$ 420,605	425,038
HarborView Mortgage Loan Trust Series 2005-4, Class 3A1, 2.66% (A), 07/19/2035	49,264	41,816
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (B)	600,000	636,157
La Hipotecaria El Salvadorian Mortgage Trust Series 2016-1A, Class A, 3.36%, 01/15/2046 (B) (L)	458,524	494,633
Merrill Lynch Mortgage Investors Trust Series 2003-B, Class A1, 1-Month LIBOR + 0.68%, 0.77% (A), 04/25/2028	121,038	120,585
Mill City Mortgage Loan Trust Series 2019-GS2, Class A1, 2.75% (A), 08/25/2059 (B)	269,506	279,236
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4, 3.37%, 10/15/2048	900,000	963,224
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS Series 2013-C8, Class XA, 1.10% (A), 12/15/2048	1,547,646	16,183
MortgageIT Trust Series 2005-2, Class 1A1, 1-Month LIBOR + 0.52%, 0.61% (A), 05/25/2035	22,180	22,306
Natixis Commercial Mortgage Securities Trust Series 2019-10K, Class A, 3.62%, 05/15/2039 (B)	700,000	773,931
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1, 2.75% (A), 07/25/2059 (B)	458,669	477,981
Series 2020-RPL1, Class A1, 2.75% (A), 11/25/2059 (B)	235,458	243,434
Southern Pacific Financing PLC Series 2005-B, Class A, 3-Month GBP LIBOR + 0.18%, 0.26% (A), 06/10/2043 (D)	GBP 19,322	26,655
Towd Point Mortgage Funding Series 2019-GR4A, Class A1, 3-Month GBP LIBOR + 1.03%, 1.11%, 10/20/2051	696,405	968,763
Towd Point Mortgage Trust Series 2019-4, Class A1, 2.90% (A), 10/25/2059 (B)	$ 207,834	214,926
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.28% (A), 06/10/2059 (D)	GBP 297,996	401,982

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Uropa Securities PLC (continued)
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 0.83% (A), 06/10/2059 (D)	GBP 64,317	$ 84,438
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.43% (A), 06/10/2059 (D)	76,940	102,654
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 0.63% (A), 06/10/2059 (D)	60,109	80,527
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR9, Class 2A, 1-COFI + 1.50%, 1.84% (A), 08/25/2046	$ 413,124	404,357
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (B)	900,000	983,128

Total Mortgage-Backed Securities (Cost $10,794,226)		11,227,778

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.1%
California - 0.4%
Bay Area Toll Authority, Revenue Bonds, Series S1, 6.92%, 04/01/2040	200,000	300,645
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	200,000	316,295
State of California, General Obligation Unlimited, 7.35%, 11/01/2039	300,000	483,042
University of California, Revenue Bonds, Series BG, 1.61%, 05/15/2030	100,000	99,060

		1,199,042

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited, 3.30%, 07/01/2046	200,000	222,127

New Jersey - 0.1%
New Jersey Transportation Trust Fund Authority, Revenue Bonds, 2.55%, 06/15/2023	200,000	205,998

New York - 0.3%
New York State Urban Development Corp., Revenue Bonds, 1.83%, 03/15/2029	300,000	303,238
Port Authority of New York & New Jersey, Revenue Bonds, 4.46%, 10/01/2062	400,000	524,770

		828,008

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds, 4.00%, 10/01/2033	300,000	368,912

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah - 0.0% (J)
Utah State Board of Regents, Revenue Bonds, Series 1, 1-Month LIBOR + 0.75%, 0.84% (A), 12/26/2031	$ 22,669	$ 22,669

Wisconsin - 0.1%
State of Wisconsin, Revenue Bonds, Series A, 2.10%, 05/01/2026	140,000	147,000

Total Municipal Government Obligations (Cost $2,654,916)		2,993,756

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.9%
Federal Home Loan Mortgage Corp. 4.50%, 08/01/2048	477,210	520,006
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 3.34% (A), 04/25/2028	1,000,000	1,114,630
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.46% (A), 01/15/2038	417,214	417,992
1-Month LIBOR + 0.40%, 0.47% (A), 02/15/2041 - 09/15/2045	206,946	209,566
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS 1.99% (A), 01/15/2038	417,214	26,843
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 5.89%, 5.82% (A), 09/15/2043	548,074	105,872
Federal National Mortgage Association
3.50%, 06/01/2045	91,175	97,298
4.00%, 09/01/2048	93,537	99,645
Federal National Mortgage Association REMIC 1-Month LIBOR + 0.55%, 0.64% (A), 02/25/2041	90,500	90,882
Federal National Mortgage Association REMIC, Interest Only STRIPS 3.00%, 03/25/2028	259,103	17,358
Government National Mortgage Association 1-Month LIBOR + 0.80%, 0.91% (A), 05/20/2066 - 06/20/2066	1,721,030	1,750,620
Uniform Mortgage-Backed Security
1.50%, TBA (C)	800,000	809,007
3.00%, TBA (C)	2,400,000	2,498,438
4.00%, TBA (C)	4,800,000	5,116,687
4.50%, TBA (C)	900,000	969,715

Total U.S. Government Agency Obligations (Cost $13,769,660)		13,844,559

U.S. GOVERNMENT OBLIGATIONS - 24.0%
U.S. Treasury - 24.0%
U.S. Treasury Bond
1.13%, 05/15/2040	2,070,000	1,788,771
1.13%, 08/15/2040 (N)	700,000	602,629
1.88%, 02/15/2041 (N)	6,000,000	5,880,000

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
1.88%, 02/15/2051	$ 100,000	$ 95,531
2.00%, 02/15/2050 (N)	600,000	589,805
2.25%, 05/15/2041	700,000	729,094
2.25%, 08/15/2049 (N)	430,000	445,705
2.38%, 05/15/2051	200,000	213,719
2.88%, 05/15/2049	10,000	11,716
3.00%, 02/15/2048 - 08/15/2048 (N)	3,000,000	3,579,790
3.13%, 11/15/2041 - 05/15/2048 (N)	5,060,000	6,098,705
4.25%, 05/15/2039 (N)	3,400,000	4,655,211
4.38%, 05/15/2041 (N)	2,300,000	3,232,937
4.50%, 08/15/2039 (N)	16,630,000	23,458,694
U.S. Treasury Bond, Principal Only STRIPS
08/15/2044	300,000	184,100
05/15/2050 (F)	3,500,000	1,892,178
U.S. Treasury Note
0.13%, 01/15/2024	1,200,000	1,192,734
1.13%, 02/29/2028	90,000	89,796
1.50%, 02/15/2030 (N)	830,000	838,819
1.88%, 03/31/2022 (F) (N)	10,300,000	10,437,602
2.00% (O), 12/31/2021 (N)	2,200,000	2,221,055

Total U.S. Government Obligations (Cost $65,010,672)		68,238,591

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 0.3%
Federal Home Loan Bank Discount Notes 0.02% (O), 09/01/2021	1,000,000	999,914

Total Short-Term U.S. Government Agency Obligation (Cost $999,969)		999,914

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 31.7%
U.S. Cash Management Bill
0.02% (O), 09/21/2021 (P)	3,000,000	2,999,672
0.03% (O), 09/28/2021	1,100,000	1,099,880
0.05% (O), 10/19/2021	1,800,000	1,799,698
U.S. Treasury Bill
0.01% (O), 07/15/2021 (P)	949,000	948,984
0.02% (O), 08/05/2021	5,700,000	5,699,756
0.02% (O), 07/22/2021 (P)	900,000	899,976
0.03% (O), 09/09/2021 - 09/16/2021	25,500,000	25,497,683
0.04% (O), 11/12/2021 - 12/02/2021	32,300,000	32,293,131
0.05% (O), 09/09/2021 - 09/23/2021	3,500,000	3,499,660
0.05% (O), 07/13/2021 (P)	1,753,000	1,752,974
0.06% (O), 08/19/2021 - 09/09/2021	10,100,000	10,099,262
0.06% (O), 09/02/2021 (F)	3,400,000	3,399,709

Total Short-Term U.S. Government Obligations (Cost $89,993,876)		89,990,385

	Shares	Value
OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (O)	4,075,038	4,075,038

Total Other Investment Company (Cost $4,075,038)		4,075,038

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 0.00% (O), dated 06/30/2021, to be repurchased at $6,299,287 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $6,425,345.	$6,299,287	$ 6,299,287

Total Repurchase Agreement (Cost $6,299,287)		6,299,287

Total Investments Excluding Options Purchased (Cost $311,735,524)		322,459,424
Total Options Purchased - 1.1% (Cost $3,737,591)		2,986,470

Total Investments (Cost $315,473,115)		325,445,894
Net Other Assets (Liabilities) - (14.7)%		(41,636,954)

Net Assets - 100.0%		$283,808,940

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (9.9)% (Q)

Bank of Nova Scotia, 0.05% (O), dated 05/13/2021, to be repurchased at $(22,722,662) on 07/13/2021. Collateralized by U.S. Government Obligations, 0.75% - 4.50% due 07/15/2028 - 08/15/2039, and with a total value of $(22,900,722).

	$ (22,720,738)	$ (22,722,284)
RBS Securities, Inc., 0.05% (O), dated 05/14/2021, to be repurchased at $(5,399,832) on 07/14/2021. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and Cash with a value of $(5,382,984).	(5,399,375)	(5,399,735)

Total Reverse Repurchase Agreements	$ (28,120,113)	$ (28,122,019)

EXCHANGE-TRADED OPTIONS PURCHASED:
Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	3,550.00	06/17/2022	USD	104,429,250	243	$3,737,591	$2,986,470

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:
Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 36	GSI	Pay	0.80%	10/20/2021	USD	3,400,000	$ (3,604)	$ (2,302)
Put - North America Investment Grade Index - Series 36	DUB	Pay	0.90	09/15/2021	USD	2,800,000	(2,800)	(724)

Total							$ (6,404)	$ (3,026)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 5-Year	BOA	3-Month USD-LIBOR	Receive	0.01%	08/11/2021	USD	1,800,000	$(6,930)	$(6,436)
Call - 5-Year	MSC	3-Month USD-LIBOR	Receive	0.01	07/19/2021	USD	1,900,000	(7,122)	(12,397)
Call - 5-Year	BNP	3-Month USD-LIBOR	Receive	0.01	07/14/2021	USD	1,500,000	(6,469)	(9,627)
Call - 5-Year	CITI	3-Month USD-LIBOR	Receive	0.01	07/13/2021	USD	1,700,000	(7,522)	(12,195)
Put - 5-Year	BOA	3-Month USD-LIBOR	Pay	0.02	08/11/2021	USD	1,800,000	(6,930)	(3,572)
Put - 5-Year	BNP	3-Month USD-LIBOR	Pay	0.02	07/14/2021	USD	1,500,000	(6,469)	(23)
Put - 5-Year	MSC	3-Month USD-LIBOR	Pay	0.02	07/19/2021	USD	1,900,000	(8,601)	(114)
Put - 5-Year	CITI	3-Month USD-LIBOR	Pay	0.02	07/13/2021	USD	1,700,000	(7,522)	(13)

Total								$(57,565)	$(44,377)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(63,969)	$(47,403)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (R)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T Inc., 3.80%, 02/15/2027	1.00%	Quarterly	12/20/2025	0.56%	USD	100,000	$2,003	$1,223	$780
AT&T Inc., 3.80%, 02/15/2027	1.00	Quarterly	06/20/2026	0.63	USD	300,000	5,571	4,326	1,245
Boeing Co., 2.60%, 07/30/2025	1.00	Quarterly	06/20/2023	0.74	USD	200,000	1,087	787	300

Total							$8,661	$6,336	$2,325

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	300,000	$455	$2	$453
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,200,000	2,358	901	1,457
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/ Quarterly	06/23/2031	USD	1,200,000	(5,159)	—	(5,159)
6-Month EUR-EURIBOR	Receive	0.00	Semi-Annually/ Annually	09/15/2031	EUR	2,900,000	(43,954)	(40,578)	(3,376)

Total							$(46,300)	$(39,675)	$(6,625)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	1,700,000	$17,262	$(68,561)	$85,823
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	899,877	9,785	(50,187)	59,972

Total							$27,047	$(118,748)	$145,795

Value
OTC Swap Agreements, at value (Assets)	$27,047

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	74	09/30/2021	$9,166,848	$9,133,797	$—	$(33,051)
10-Year U.S. Treasury Note	42	09/21/2021	5,532,901	5,565,000	32,099	—
10-Year U.S. Treasury Ultra Note	12	09/21/2021	1,732,235	1,766,437	34,202	—
E-Mini Russell 2000® Index	123	09/17/2021	14,273,398	14,192,970	—	(80,428)
Euro-BTP Italy Government Bond	20	09/08/2021	3,546,602	3,590,689	44,087	—
MSCI EAFE Index	122	09/17/2021	14,425,277	14,055,010	—	(370,267)
S&P 500® E-Mini Index	463	09/17/2021	97,986,753	99,281,090	1,294,337	—

Total					$1,404,725	$(483,746)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	(56)	09/30/2021	$(12,357,554)	$(12,337,938)	$19,616	$—
30-Year U.S. Treasury Bond	(2)	09/21/2021	(311,341)	(321,500)	—	(10,159)
Euro OAT	(26)	09/08/2021	(4,884,288)	(4,903,124)	—	(18,836)
German Euro Bund	(32)	09/08/2021	(6,509,637)	(6,549,515)	—	(39,878)
U.K. Gilt	(57)	09/28/2021	(9,994,721)	(10,100,441)	—	(105,720)
U.S. Treasury Ultra Bond	(4)	09/21/2021	(733,182)	(770,750)	—	(37,568)

Total					$19,616	$(212,161)

Total Futures Contracts					$1,424,341	$(695,907)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	07/02/2021	USD	228,128	BRL	1,141,142	$—	$(1,249)
BOA	07/02/2021	BRL	1,141,142	USD	214,951	14,426	—
BOA	08/20/2021	RUB	1,592,456	USD	21,178	430	—
CITI	07/22/2021	RUB	1,963,227	USD	25,417	1,342	—
CITI	08/20/2021	RUB	1,968,812	USD	26,197	519	—
CITI	12/09/2021	USD	357,568	PEN	1,314,384	15,416	—
CITI	03/25/2022	USD	1,048,781	PEN	3,862,871	44,894	—
GSB	07/02/2021	USD	226,574	BRL	1,141,142	—	(2,802)
GSB	07/02/2021	USD	2,864,211	GBP	2,026,000	61,627	—
GSB	07/02/2021	BRL	1,141,142	USD	228,128	1,249	—
GSB	07/14/2021	USD	519,118	MXN	10,369,000	—	(131)
GSB	07/22/2021	RUB	8,205,773	USD	106,328	5,518	—
GSB	08/03/2021	BRL	1,141,142	USD	225,852	2,735	—
GSB	08/20/2021	USD	136,175	RUB	9,944,000	1,240	—
GSB	08/20/2021	RUB	2,750,273	USD	36,706	614	—
GSB	09/20/2021	USD	139,794	RUB	10,257,200	1,303	—
HSBC	07/02/2021	USD	817,118	EUR	668,000	25,002	—
HSBC	07/02/2021	GBP	2,026,000	USD	2,804,136	—	(1,553)
HSBC	08/03/2021	USD	2,804,359	GBP	2,026,000	1,518	—
HSBC	08/20/2021	RUB	3,857,345	USD	51,214	1,128	—
HSBC	09/03/2021	MXN	3,708,000	USD	176,325	8,203	—
HSBC	10/05/2021	MXN	6,722,000	USD	319,297	13,730	—

Total						$200,894	$(5,735)

INVESTMENT VALUATION:

Valuation Inputs (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (W)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$16,910,945	$—	$16,910,945
Corporate Debt Securities	—	101,084,041	—	101,084,041
Foreign Government Obligations	—	5,909,643	—	5,909,643
Loan Assignments	—	299,524	585,963	885,487
Mortgage-Backed Securities	—	11,227,778	—	11,227,778
Municipal Government Obligations	—	2,993,756	—	2,993,756
U.S. Government Agency Obligations	—	13,844,559	—	13,844,559
U.S. Government Obligations	—	68,238,591	—	68,238,591

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (W)	Value
Short-Term U.S. Government Agency Obligation	$—	$999,914	$—	$999,914
Short-Term U.S. Government Obligations	—	89,990,385	—	89,990,385
Other Investment Company	4,075,038	—	—	4,075,038
Repurchase Agreement	—	6,299,287	—	6,299,287
Exchange-Traded Options Purchased	2,986,470	—	—	2,986,470

Total Investments	$7,061,508	$317,798,423	$585,963	$325,445,894

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$8,661	$—	$8,661
Centrally Cleared Interest Rate Swap Agreements	—	2,813	—	2,813
Over-the-Counter Credit Default Swap Agreements	—	27,047	—	27,047
Futures Contracts (X)	1,424,341	—	—	1,424,341
Forward Foreign Currency Contracts (X)	—	200,894	—	200,894

Total Other Financial Instruments	$1,424,341	$239,415	$—	$1,663,756

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(28,122,019)	$—	$(28,122,019)
Over-the-Counter Credit Default Swaptions Written	—	(3,026)	—	(3,026)
Over-the-Counter Interest Rate Swaptions Written	—	(44,377)	—	(44,377)
Centrally Cleared Interest Rate Swap Agreements	—	(49,113)	—	(49,113)
Futures Contracts (X)	(695,907)	—	—	(695,907)
Forward Foreign Currency Contracts (X)	—	(5,735)	—	(5,735)

Total Other Financial Instruments	$(695,907)	$(28,224,270)	$—	$(28,920,177)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the total value of 144A securities is $55,338,099, representing 19.5% of the Portfolio’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2021, the total value of Regulation S securities is $3,320,545, representing 1.2% of the Portfolio’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,749,631, collateralized by cash collateral of $4,075,038 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,875,013. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of June 30, 2021; the maturity dates disclosed are the ultimate maturity dates.
(H)	Restricted security. At June 30, 2021, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG Fixed until 11/24/2025, 2.13%, 11/24/2026	11/17/2020	$200,000	$203,023	0.1%

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At June 30, 2021, the total value of such securities is $443,778, representing 0.2% of the Portfolio’s net assets.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Fixed rate loan commitment at June 30, 2021.
(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2021, the total value of securities is $1,080,596, representing 0.4% of the Portfolio’s net assets.
(M)	Security is Level 3 of the fair value hierarchy.
(N)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended June 30, 2021 was $5,148,070 at a weighted average interest rate of (0.05)%.
(O)	Rates disclosed reflect the yields at June 30, 2021.
(P)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $6,565,611.
(Q)	The average amount of reverse repurchase agreements outstanding during the period ended June 30, 2021 was $50,302,453 at a weighted average interest rate of 0.09%.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(W)	Level 3 securities were not considered significant to the Portfolio.
(X)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
MSC	Morgan Stanley & Co.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $309,173,828) (including securities loaned of $9,749,631)	$319,146,607
Repurchase agreement, at value (cost $6,299,287)	6,299,287
Cash collateral pledged at broker for:
Centrally cleared swap agreements	547,000
Futures contracts	871,000
OTC swap agreements, at value	27,047
Foreign currency, at value (cost $364,387)	361,200
Receivables and other assets:
Investments sold	319,298
When-issued, delayed-delivery, forward and TBA commitments sold	12,926,773
Net income from securities lending	540
Shares of beneficial interest sold	239
Interest	1,444,592
Variation margin receivable on centrally cleared swap agreements	58,182
Variation margin receivable on futures contracts	204,972
Unrealized appreciation on forward foreign currency contracts	200,894
Prepaid expenses	1,221

Total assets	342,408,852

Liabilities:
Cash collateral received upon return of:
Securities on loan	4,075,038
Cash collateral at broker for:
Reverse repurchase agreements	13,000
OTC derivatives	100,000
Written options and swaptions, at value (premium received $63,969)	47,403
Reverse repurchase agreements, at value (face value $28,120,113)	28,122,019
Payables and other liabilities:
Investments purchased	613,957
When-issued, delayed-delivery, forward and TBA commitments purchased	25,147,195
Shares of beneficial interest redeemed	93,850
Investment management fees	201,915
Distribution and service fees	61,402
Transfer agent costs	893
Trustees, CCO and deferred compensation fees	4,500
Audit and tax fees	22,204
Custody fees	49,550
Legal fees	2,612
Printing and shareholder reports fees	30,335
Other accrued expenses	8,304
Unrealized depreciation on forward foreign currency contracts	5,735

Total liabilities	58,599,912

Net assets	$283,808,940

Net assets consist of:
Capital stock ($0.01 par value)	$226,251
Additional paid-in capital	246,619,363
Total distributable earnings (accumulated losses)	36,963,326

Net assets	$283,808,940

Net assets by class:
Initial Class	$11,076,818
Service Class	272,732,122

Shares outstanding:
Initial Class	871,375
Service Class	21,753,705

Net asset value and offering price per share:
Initial Class	$12.71
Service Class	12.54

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Interest income	$3,003,086
Net income from securities lending	4,892

Total investment income	3,007,978

Expenses:
Investment management fees	1,154,891
Distribution and service fees:
Service Class	351,615
Transfer agent costs	2,248
Trustees, CCO and deferred compensation fees	7,415
Audit and tax fees	22,297
Custody fees	47,003
Legal fees	9,427
Printing and shareholder reports fees	15,187
Other	11,745

Total expenses	1,621,828

Net investment income (loss)	1,386,150

Net realized gain (loss) on:
Investments	(6,687,696)
Securities sold short	(8,082)
Written options and swaptions	31,946
Swap agreements	(304,789)
Futures contracts	20,627,375
Forward foreign currency contracts	(192,304)
Foreign currency transactions	24,281

Net realized gain (loss)	13,490,731

Net change in unrealized appreciation (depreciation) on:
Investments	(8,546,949)
Securities sold short	12,133
Written options and swaptions	13,756
Swap agreements	90,570
Futures contracts	(2,190,932)
Forward foreign currency contracts	153,990
Translation of assets and liabilities denominated in foreign currencies	(16,567)

Net change in unrealized appreciation (depreciation)	(10,483,999)

Net realized and change in unrealized gain (loss)	3,006,732

Net increase (decrease) in net assets resulting from operations	$4,392,882

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$1,386,150	$4,044,321
Net realized gain (loss)	13,490,731	17,925,364
Net change in unrealized appreciation (depreciation)	(10,483,999)	6,538,464

Net increase (decrease) in net assets resulting from operations	4,392,882	28,508,149

Dividends and/or distributions to shareholders:
Initial Class	—	(899,280)
Service Class	—	(22,715,961)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(23,615,241)

Capital share transactions:
Proceeds from shares sold:
Initial Class	253,006	833,969
Service Class	2,313,675	53,462,816

	2,566,681	54,296,785

Dividends and/or distributions reinvested:
Initial Class	—	899,280
Service Class	—	22,715,961

	—	23,615,241

Cost of shares redeemed:
Initial Class	(946,948)	(1,118,620)
Service Class	(39,993,598)	(59,342,446)

	(40,940,546)	(60,461,066)

Net increase (decrease) in net assets resulting from capital share transactions	(38,373,865)	17,450,960

Net increase (decrease) in net assets	(33,980,983)	22,343,868

Net assets:
Beginning of period/year	317,789,923	295,446,055

End of period/year	$283,808,940	$317,789,923

Capital share transactions - shares:
Shares issued:
Initial Class	20,320	67,806
Service Class	188,013	4,485,409

	208,333	4,553,215

Shares reinvested:
Initial Class	—	75,065
Service Class	—	1,918,578

	—	1,993,643

Shares redeemed:
Initial Class	(76,673)	(91,272)
Service Class	(3,301,143)	(4,905,201)

	(3,377,816)	(4,996,473)

Net increase (decrease) in shares outstanding:
Initial Class	(56,353)	51,599
Service Class	(3,113,130)	1,498,786

	(3,169,483)	1,550,385

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

STATEMENT OF CASH FLOWS

For the period ended June 30, 2021 (unaudited)

Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$4,392,882

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(237,029,371)
Proceeds from long-term investments	299,959,642
Purchases to cover securities sold short	(52,870,098)
Proceeds from securities sold short	46,796,969
Net amortization (accretion) of discount and premium	316,491
Net purchases/proceeds of short-term investments	7,704,629
Net realized (gain) loss	(13,490,731)
Net change in unrealized (appreciation) depreciation	10,483,999

Receivables:
(Increase) decrease in receivables for investments sold	58,202,750
(Increase) decrease in receivables for net income from securities lending	428
(Increase) decrease in receivables for interest	345,954
(Increase) decrease in prepaid expenses	(1,221)

Payables:
Increase (decrease) in collateral for securities on loan	3,048,065
Increase (decrease) in payables for investments purchased	(64,197,932)
Increase (decrease) in accrued liabilities	1,235
Net cash provided by (used for) written options and swaptions transactions	92,865
Net cash provided by (used for) swap agreement transactions	(209,381)
Net cash provided by (used for) in futures contracts transactions	18,490,722
Net cash provided by (used for) in forward foreign currency contracts	(346,294)
Net cash provided by (used for) foreign currency transactions	(8,853)

Net cash provided by (used for) operating activities	81,682,750

Cash flows from financing activities:
Proceeds of shares sold, net of receivable for shares sold	2,571,376
Payment of shares redeemed, net of payable for shares redeemed	(40,863,493)
Increase (decrease) from reverse repurchase agreements	(48,356,787)
Proceeds from sale-buyback financing transactions	298,701,805
Payments from sale-buyback financing transactions	(295,016,234)

Net cash provided by (used for) financing activities	(82,963,333)

Net increase (decrease) in cash and foreign currencies	(1,280,583)

Cash and foreign currencies, at beginning of period (A)	$2,946,783

Cash and foreign currencies, at end of period (A)	$1,666,200

(A)	For the period ended June 30, 2021, the beginning and ending cash balances consist of the following:

	Beginning of Period	End of Period
Assets:
Cash	$12,950	$—
Cash collateral pledged at broker for:
Reverse repurchase agreements	401,000	—
Centrally cleared swap agreements	331,000	547,000
Futures contracts	1,815,000	871,000
Foreign currency, at value	386,833	361,200

Total assets	2,946,783	1,779,200

Liabilities:
Cash collateral received at broker:
Reverse repurchase agreements	—	13,000
OTC derivatives	—	100,000

Total liabilities	—	113,000

Net cash per statement of assets and liabilities	$2,946,783	$1,666,200

Total cash and foreign currencies per statement of cash flows	$2,946,783	$1,666,200

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$12.47		$12.32		$10.49		$12.21		$11.56		$11.05

Investment operations:
Net investment income (loss) (A)	0.07		0.20		0.24		0.25		0.18		0.12	(B)
Net realized and unrealized gain (loss)	0.17		1.01		1.63		(0.78)		1.03		0.46

Total investment operations	0.24		1.21		1.87		(0.53)		1.21		0.58

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)		(0.04)		(0.43)		(0.18)		(0.07)
Net realized gains	—		(0.85)		—		(0.76)		(0.38)		—

Total dividends and/or distributions to shareholders	—		(1.06)		(0.04)		(1.19)		(0.56)		(0.07)

Net asset value, end of period/year	$12.71		$12.47		$12.32		$10.49		$12.21		$11.56

Total return	1.92	%(C)	10.22%		17.86%		(4.92)%		10.70%		5.22%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,077		$11,569		$10,796		$9,729		$9,908		$9,469
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(D)(E)	0.87	%(E)	0.92	%(E)	0.97	%(E)	0.95	%(E)	0.88%
Including waiver and/or reimbursement and recapture	0.87	%(D)(E)	0.87	%(E)	0.92	%(E)	0.97	%(E)	0.95	%(E)	0.88	%(B)
Net investment income (loss) to average net assets	1.19	%(D)	1.61%		2.11%		2.11%		1.53%		1.08	%(B)
Portfolio turnover rate (F)	40	%(C)	65%		64%		40%		43%		58%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest fee on sale-buyback transactions.
(F)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$12.31		$12.18		$10.37		$12.08		$11.45		$10.95

Investment operations:
Net investment income (loss) (A)	0.06		0.17		0.21		0.21		0.15		0.09	(B)
Net realized and unrealized gain (loss)	0.17		0.99		1.61		(0.76)		1.02		0.46

Total investment operations	0.23		1.16		1.82		(0.55)		1.17		0.55

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)		(0.01)		(0.40)		(0.16)		(0.05)
Net realized gains	—		(0.85)		—		(0.76)		(0.38)		—

Total dividends and/or distributions to shareholders	—		(1.03)		(0.01)		(1.16)		(0.54)		(0.05)

Net asset value, end of period/year	$12.54		$12.31		$12.18		$10.37		$12.08		$11.45

Total return	1.87	%(C)	9.89%		17.57%		(5.15)%		10.39%		4.98%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$272,732		$306,221		$284,650		$260,628		$310,048		$300,011
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.12	%(D)(E)	1.12	%(E)	1.17	%(E)	1.22	%(E)	1.20	%(E)	1.13%
Including waiver and/or reimbursement and recapture	1.12	%(D)(E)	1.12	%(E)	1.17	%(E)	1.22	%(E)	1.20	%(E)	1.13	%(B)
Net investment income (loss) to average net assets	0.94	%(D)	1.36%		1.86%		1.85%		1.28%		0.83	%(B)
Portfolio turnover rate (F)	40	%(C)	65%		64%		40%		43%		58%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest fee on sale-buyback transactions.
(F)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical – Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Statement of cash flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. These conditions may include the enterprise had little or no debt, based on the average debt outstanding during the period, little or no illiquid investments, and little or no investments classified as Level 3 of the fair value hierarchy in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of sale-buyback financing transactions, line of credit borrowing, reverse repurchase agreements, short sale transactions, illiquid investments, or Level 3 classified securities have been determined to be at a level requiring a Statement of Cash Flows. A Statement of Cash Flows has been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Reverse repurchase agreements: Reverse repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2021, if any, are identified within the Schedule of Investments.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

(“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2021. Open funded loan participations and assignments at June 30, 2021, if any, are included within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2021, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2021, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2021, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolio exercising its rights under the agreement, or those rights may be limited by other contractual agreements.

Open reverse repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities. The interest expense is included in interest income on the Statement of Operations.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2021, the Portfolio earned price drop fee income of $53,069. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is included in Interest income on the Statement of Operations.

Open sale-buyback financing transactions at June 30, 2021, if any, are identified within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$1,796,828	$—	$—	$—	$1,796,828
U.S. Government Obligations	2,278,210	—	—	—	2,278,210
Short-Term U.S. Government Obligations	—	—	—	—	—
Total Securities Lending Transactions	$4,075,038	$—	$—	$—	$4,075,038
Reverse Repurchase Agreements
U.S. Government Obligations	$13,000	$28,109,019	$—	$—	$28,122,019
Total Borrowings	$4,088,038	$28,109,019	$—	$—	$32,197,057

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate-capped options: The Portfolio may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolio the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Credit default swaptions: The Portfolio may purchase or write credit default swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. Purchasing or writing credit default swaptions gives the Portfolio the right, but not the obligation to buy or sell credit protection on a specific reference with a specific maturity.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2021, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2021, if any, are listed within the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2021, if any, are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$2,986,470	$—	$—	$2,986,470
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	2,813	—	—	8,661	—	11,474
OTC swaps:
OTC swap agreements, at value	—	—	—	27,047	—	27,047
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	130,004	—	1,294,337	—	—	1,424,341
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	200,894	—	—	—	200,894
Total	$132,817	$200,894	$4,280,807	$35,708	$—	$4,650,226

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions:
Written options and swaptions, at value (A)	$(47,403)	$—	$—	$—	$—	$(47,403)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(49,113)	—	—	—	—	(49,113)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(245,212)	—	(450,695)	—	—	(695,907)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(5,735)	—	—	—	(5,735)
Total	$(341,728)	$(5,735)	$(450,695)	$—	$—	$(798,158)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities
(C)

Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(2,443,087)	$—	$—	$(2,443,087)
Written options and swaptions	31,946	—	—	—	—	31,946
Swap agreements	(115,863)	—	—	(188,926)	—	(304,789)
Futures contracts	6,082,433	—	14,544,942	—	—	20,627,375
Forward foreign currency contracts	—	(192,304)	—	—	—	(192,304)
Total	$5,998,516	$(192,304)	$12,101,855	$(188,926)	$—	$17,719,141

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$(537,255)	$—	$—	$(537,255)
Written options and swaptions	13,188	—	—	568	—	13,756
Swap agreements	(32,449)	—	—	123,019	—	90,570
Futures contracts	(1,231,361)	—	(959,571)	—	—	(2,190,932)
Forward foreign currency contracts	—	153,990	—	—	—	153,990
Total	$(1,250,622)	$153,990	$(1,496,826)	$123,587	$—	$(2,469,871)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Options:
Average value of option contracts purchased	$2,338,862
Average value of option contracts written	(10,572)
Average notional value of swaption contracts written	(4,057,143)
Credit default swaps:
Average notional value – buy protection	9,642,857
Average notional value – sell protection	2,914,163
Interest rate swaps:
Average notional value – pays fixed rate	4,895,222
Average notional value – receives fixed rate	171,429
Futures contracts:
Average notional value of contracts – long	126,027,909
Average notional value of contracts – short	(61,622,840)
Forward foreign currency exchange contracts:
Average contract amounts purchased – in USD	6,202,936
Average contract amounts sold – in USD	8,460,600

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2021. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Bank of America, N.A.	$14,856	$(11,257)	$—	$3,599	$11,257	$(11,257)	$—	$—
BNP Paribas	—	—	—	—	9,650	—	—	9,650
Citibank, N.A.	62,171	(12,208)	—	49,963	12,208	(12,208)	—	—
Deutsche Bank AG	—	—	—	—	724	—	—	724
Goldman Sachs Bank	74,286	(2,933)	(70,000)	1,353	2,933	(2,933)	—	—
Goldman Sachs International	27,047	(2,302)	(24,745)	—	2,302	(2,302)	—	—
HSBC Bank USA	49,581	(1,553)	—	48,028	1,553	(1,553)	—	—
Morgan Stanley & Co., Inc.	—	—	—	—	12,511	—	—	12,511
Other Derivatives (C)	4,422,285	—	—	4,422,285	745,020	—	—	745,020

Total	$4,650,226	$(30,253)	$(94,745)	$4,525,228	$798,158	$(30,253)	$—	$767,905

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)

Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK FACTORS (continued)

of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset class allocation risk: The Portfolio’s investment performance depends on the Portfolio’s asset class allocation and reallocation from time to time. The investment manager’s and subadvisers’ decisions may not produce the desired results.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). Plans are underway to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR recently announced a possible delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instrument in which the Portfolio invests, and financial markets generally.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $750 million	0.79%
Over $750 million up to $1.5 billion	0.78
Over $1.5 billion	0.75

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.92%	May 1, 2022
Service Class	1.17	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding and short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 21,341,328	$ 74,936,656	$ 30,698,671	$ 119,888,718

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 315,473,115	$ 15,936,747	$ (4,908,690)	$ 11,028,057

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2010-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

13. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Tactical – Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 1-year period and below the median for the past 10-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on September 17, 2012 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,054.50	$4.53	$1,020.40	$4.46	0.89%
Service Class	1,000.00	1,052.30	5.75	1,019.20	5.66	1.13

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Short-Term U.S. Government Obligations	50.6%
Corporate Debt Securities	16.3
U.S. Government Obligations	8.6
U.S. Government Agency Obligations	5.3
Asset-Backed Securities	2.7
Repurchase Agreement	2.3
Mortgage-Backed Securities	1.9
Exchange-Traded Options Purchased	1.8
Other Investment Company	1.7
Foreign Government Obligations	1.0
Municipal Government Obligations	0.5
Loan Assignments	0.1
Net Other Assets (Liabilities) ^	7.2
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	5.28
Duration †	2.66

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 2.7%
AMMC CLO 16 Ltd. Series 2015-16A, Class AR2, 3-Month LIBOR + 0.98%, 1.17% (A), 04/14/2029 (B)	$ 200,000	$ 199,967
AMMC CLO XII Ltd. Series 2013-12A, Class AR2, 3-Month LIBOR + 0.95%, 0.00% (A), 11/10/2030 (B) (C)	700,000	700,073
Anchorage Capital CLO 6 Ltd. Series 2015-6A, Class ARR, 3-Month LIBOR + 1.05%, 1.23% (A), 07/15/2030 (B)	100,000	100,004
Apidos CLO XXVII Series 2017-27A, Class A1R, 3-Month LIBOR + 0.93%, 0.00% (A), 07/17/2030 (B)	250,000	250,079
Arbor Realty Collateralized Loan Obligation Ltd. Series 2021-FL2, Class A, 1-Month LIBOR + 1.10%, 1.20% (A), 05/15/2036 (B)	200,000	200,126
Arbor Realty Commercial Real Estate Notes Ltd. Series 2019-FL1, Class A, 1-Month LIBOR + 1.15%, 1.22% (A), 05/15/2037 (B)	300,000	300,095
Birch Grove CLO Ltd. Series 19A, Class AR, 3-Month LIBOR + 1.13%, 0.00% (A), 06/15/2031 (B) (C)	300,000	300,032
Carlyle Global Market Strategies CLO Ltd. Series 2013-1A, Class A1RR, 3-Month LIBOR + 0.95%, 1.06% (A), 08/14/2030 (B) (C)	250,000	250,000
CIFC Funding Ltd. Series 2017-4A, Class A1R, 3-Month LIBOR + 0.95%, 1.04% (A), 10/24/2030 (B)	250,000	250,063
Dryden XXV Senior Loan Fund Series 2012-25A, Class ARR, 3-Month LIBOR + 0.90%, 1.08% (A), 10/15/2027 (B)	367,571	367,581
Encore Credit Receivables Trust Series 2005-1, Class M1, 1-Month LIBOR + 0.66%, 0.75% (A), 07/25/2035	81,252	81,862
Fremont Home Loan Trust Series 2005-1, Class M5, 1-Month LIBOR + 1.07%, 1.16% (A), 06/25/2035	200,000	200,256
Home Equity Asset Trust Series 2005-4, Class M6, 1-Month LIBOR + 1.08%, 1.17% (A), 10/25/2035	200,000	199,070
JPMorgan Mortgage Acquisition Trust Series 2007-CH5, Class A5, 1-Month LIBOR + 0.26%, 0.35% (A), 06/25/2037	256,261	254,416

	Principal	Value
ASSET-BACKED SECURITIES (continued)
KKR CLO 9 Ltd. Series 9, Class AR2, 3-Month LIBOR + 0.95%, 0.00% (A), 07/15/2030 (B)	$ 250,000	$ 250,005
LCM XV, LP Series 15A, Class AR2, 3-Month LIBOR + 1.00%, 1.19% (A), 07/20/2030 (B)	250,000	250,007
Legacy Mortgage Asset Trust Series 2019-GS3, Class A1, 3.75% (A), 04/25/2059 (B)	226,167	228,048
LFT CRE Ltd. Series 2021-FL1, Class A, 1-Month LIBOR + 1.17%, 1.27% (A), 06/15/2039 (B)	200,000	200,001
LoanCore Issuer Ltd. Series 2019-CRE2, Class A, 1-Month LIBOR + 1.13%, 1.20% (A), 05/15/2036 (B)	300,000	299,906
Master Asset-Backed Securities Trust Series 2004-WMC3, Class M1, 1-Month LIBOR + 0.83%, 0.92% (A), 10/25/2034	131,723	130,364
MidOcean Credit CLO II Series 2013-2A, Class ARR, 3-Month LIBOR + 1.03%, 0.00% (A), 01/29/2030 (B)	250,000	250,010
Mountain View CLO Ltd. Series 2014-1A, Class ARR, 3-Month LIBOR + 0.80%, 0.98% (A), 10/15/2026 (B)	22,644	22,645
Northstar Education Finance, Inc. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 0.79% (A), 12/26/2031 (B)	18,287	18,372
OZLM XVI Ltd. Series 2017-16A, Class A1R, 3-Month LIBOR + 1.03%, 1.19% (A), 05/16/2030 (B)	200,000	199,999
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 1.06% (A), 11/15/2026 (B)	93,064	93,085
Series 2021-3A, Class A1,
3-Month LIBOR + 0.80%, Zero Coupon (A), 07/20/2029 (B) (C)	200,000	200,000
PHEAA Student Loan Trust Series 2016-2A, Class A, 1-Month LIBOR + 0.95%, 1.04% (A), 11/25/2065 (B)	127,809	128,603
Pretium Mortgage Credit Partners I LLC Series 2020-RPL2, Class A1, 3.18% (A), 06/27/2069 (B)	1,209,522	1,212,738
RASC Trust Series 2007-KS2, Class AI4, 1-Month LIBOR + 0.22%, 0.31% (A), 02/25/2037	100,000	95,333

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Romark CLO Ltd. Series 2017-1A, Class A1R, 3-Month LIBOR + 1.03%, 0.00% (A), 10/23/2030 (B) (C)	$ 250,000	$ 250,026
Saxon Asset Securities Trust Series 2005-4, Class M2, 1-Month LIBOR + 0.68%, 0.77% (A), 11/25/2037	300,000	299,070
SMB Private Education Loan Trust Series 2016-B, Class A2B, 1-Month LIBOR + 1.45%, 1.52% (A), 02/17/2032 (B)	251,129	254,642
Sound Point CLO XVI Ltd. Series 2017-2A, Class AR, 3-Month LIBOR + 0.98%, 1.16% (A), 07/25/2030 (B)	250,000	249,865
Soundview Home Loan Trust Series 2007-NS1, Class A4, 1-Month LIBOR + 0.30%, 0.39% (A), 01/25/2037	300,000	285,024
Steele Creek CLO Ltd. Series 2015-1A, Class AR2, 3-Month LIBOR + 0.90%, 1.05% (A), 05/21/2029 (B)	250,000	249,788
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 1.09% (A), 05/25/2058 (B)	89,784	90,467
Series 2019-SJ3, Class A1,
3.00% (A), 11/25/2059 (B)	39,302	39,552
Venture XIV CLO Ltd. Series 2013-14A, Class ARR, 3-Month LIBOR + 1.03%, 1.17% (A), 08/28/2029 (B)	500,000	499,732
Vibrant CLO VI Ltd. Series 2017-6A, Class AR, 3-Month LIBOR + 0.95%, 1.08% (A), 06/20/2029 (B)	300,000	300,071
Vibrant CLO VII Ltd. Series 2017-7A, Class A1R, 3-Month LIBOR + 1.04%, 1.23% (A), 09/15/2030 (B)	250,000	250,005
Voya CLO Ltd. Series 2016-4A, Class ARR, 3-Month LIBOR + 0.90%, 0.98% (A), 07/20/2029 (B)	250,000	250,056
Zais CLO Ltd. Series 2014-1A, Class A1AR, 3-Month LIBOR + 1.15%, 1.33% (A), 04/15/2028 (B)	132,399	132,413

Total Asset-Backed Securities (Cost $10,349,988)		10,383,451

CORPORATE DEBT SECURITIES - 16.3%
Aerospace & Defense - 0.2%
Boeing Co.
2.20%, 02/04/2026	200,000	202,090
3.60%, 05/01/2034	100,000	105,514

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc. 4.20%, 05/01/2030	$ 100,000	$ 114,324
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	100,000	104,250
3.95%, 06/15/2023	100,000	100,550
Textron, Inc. 2.45%, 03/15/2031	100,000	100,197

		726,925

Airlines - 0.4%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	159,326	161,977
3.25%, 04/15/2030	79,732	77,528
3.50%, 08/15/2033	85,127	82,414
4.00%, 01/15/2027	52,638	51,206
British Airways Pass-Through Trust 3.80%, 03/20/2033 (B)	166,403	173,982
JetBlue Pass-Through Trust 4.00%, 05/15/2034	96,728	106,724
Southwest Airlines Co. 5.13%, 06/15/2027	200,000	235,632
Spirit Airlines Pass-Through Trust 4.10%, 10/01/2029	68,395	71,491
United Airlines Pass-Through Trust
2.88%, 04/07/2030	244,495	249,734
3.10%, 01/07/2030 - 04/07/2030	326,027	332,878
5.88%, 04/15/2029	95,165	105,621

		1,649,187

Automobiles - 0.1%
Nissan Motor Co. Ltd. 4.35%, 09/17/2027 (B)	200,000	219,960

Banks - 3.3%
AIB Group PLC 4.75%, 10/12/2023 (B)	200,000	217,238
Bank of America Corp. Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,440,000	1,568,882
Bank of Ireland Group PLC 4.50%, 11/25/2023 (B)	300,000	324,161
Barclays PLC 3.65%, 03/16/2025	300,000	324,834
BNP Paribas SA Fixed until 02/25/2031 (D), 4.63% (A) (B)	200,000	208,204
Citigroup, Inc.
Fixed until 02/18/2026 (D), 3.88% (A)	500,000	510,625
4.40%, 06/10/2025	750,000	837,966
Dexia Credit Local SA 1.88%, 09/15/2021 (B)	800,000	802,698
HSBC Holdings PLC
3-Month LIBOR + 1.38%, 1.50% (A), 09/12/2026	200,000	206,390
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 200,000	279,677
Fixed until 12/17/2030 (D), 4.60% (A)	$ 200,000	207,500
JPMorgan Chase & Co.
Fixed until 06/01/2028, 2.07% (A), 06/01/2029	200,000	201,622

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
Fixed until 04/22/2031, 2.58% (A), 04/22/2032	$ 600,000	$ 617,004
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	229,857
4.55%, 08/16/2028	600,000	699,494
Mitsubishi UFJ Financial Group, Inc. 3-Month LIBOR + 0.86%, 1.04% (A), 07/26/2023	200,000	202,680
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 1.12% (A), 09/11/2024	200,000	202,746
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	200,000	197,153
Natwest Group PLC
3.88%, 09/12/2023	300,000	320,433
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	300,000	351,615
Fixed until 08/15/2021 (D), 8.63% (A)	300,000	302,475
Santander Holdings USA, Inc. 3.45%, 06/02/2025	400,000	429,648
Santander UK Group Holdings PLC Fixed until 03/15/2031, 2.90% (A), 03/15/2032 (E)	200,000	206,312
Societe Generale SA Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	200,000	198,189
Standard Chartered PLC Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	300,000	297,130
Stichting AK Rabobank Certificaten 2.19% (F), 12/29/2049 (D) (G)	EUR 210,100	335,224
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 400,000	402,750
2.14%, 09/23/2030	200,000	195,334
Sumitomo Mitsui Trust Bank Ltd. 0.80%, 09/12/2023 (B)	200,000	201,216
SVB Financial Group 3.13%, 06/05/2030	200,000	213,074
Truist Financial Corp. Fixed until 03/01/2030 (D), 5.10% (A)	400,000	449,500
UniCredit SpA Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	354,982
Wells Fargo & Co.
Fixed until 02/11/2025, 2.16% (A), 02/11/2026	500,000	519,131
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	200,000	215,940

		12,831,684

Beverages - 0.1%
Bacardi Ltd.
4.45%, 05/15/2025 (B)	100,000	111,181
4.70%, 05/15/2028 (B)	100,000	116,429
Suntory Holdings Ltd. 2.25%, 10/16/2024 (B)	200,000	207,280

		434,890

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.1%
Amgen, Inc. 4.40%, 05/01/2045	$ 200,000	$ 242,424

Building Products - 0.2%
Ferguson Finance PLC 3.25%, 06/02/2030 (B)	300,000	324,108
Fortune Brands Home & Security, Inc. 4.00%, 06/15/2025	250,000	275,537
Standard Industries, Inc. 4.38%, 07/15/2030 (B)	200,000	206,250

		805,895

Capital Markets - 0.8%
Banco BTG Pactual SA 4.50%, 01/10/2025 (B)	200,000	209,490
Brighthouse Holdings LLC 6.50% (F), 07/27/2037 (B) (D)	100,000	89,802
Charles Schwab Corp. Fixed until 06/01/2026 (D), 4.00% (A) (E)	100,000	104,250
Credit Suisse Group AG
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	300,000	307,241
4.28%, 01/09/2028 (B)	300,000	333,875
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (G)	EUR 100,000	125,224
Fixed until 05/28/2031, 3.04% (A), 05/28/2032 (H)	$ 200,000	203,604
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	200,000	216,237
4.25%, 10/14/2021	100,000	101,084
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.75%, 1.93% (A), 10/28/2027	300,000	317,629
Fixed until 04/22/2041, 3.21% (A), 04/22/2042	100,000	104,723
Morgan Stanley Fixed until 04/28/2031, 1.93% (A), 04/28/2032	300,000	291,959
MSCI, Inc. 3.63%, 11/01/2031 (B)	100,000	102,570
Nomura Holdings, Inc. 2.65%, 01/16/2025	200,000	210,153
UBS Group AG 4.13%, 09/24/2025 (B)	400,000	445,600

		3,163,441

Chemicals - 0.2%
Sasol Financing USA LLC 5.88%, 03/27/2024	300,000	320,400
Syngenta Finance NV
3.13%, 03/28/2022	70,000	71,124
5.18%, 04/24/2028 (B)	200,000	228,734
Yara International ASA 3.15%, 06/04/2030 (B)	200,000	214,172

		834,430

Communications Equipment - 0.1%
Motorola Solutions, Inc. 2.30%, 11/15/2030	200,000	196,629

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.2%
Ford Motor Credit Co. LLC 4.14%, 02/15/2023	$ 200,000	$ 207,250
Nissan Motor Acceptance Corp. 2.00%, 03/09/2026 (B) (E)	100,000	100,553
OneMain Finance Corp. 8.88%, 06/01/2025	200,000	221,738
Volkswagen Group of America Finance LLC 4.00%, 11/12/2021 (B)	200,000	202,784

		732,325

Containers & Packaging - 0.1%
Amcor Flexibles North America, Inc. 2.63%, 06/19/2030 (E)	200,000	204,676
Berry Global, Inc. 4.88%, 07/15/2026 (B)	200,000	211,632

		416,308

Diversified Consumer Services - 0.1%
Nationwide Building Society 3.90%, 07/21/2025 (B)	300,000	332,489
Yale University 1.48%, 04/15/2030	100,000	98,630

		431,119

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45%, 10/01/2025	700,000	771,075
Aircastle Ltd. 5.50%, 02/15/2022	100,000	102,960
Aviation Capital Group LLC 5.50%, 12/15/2024 (B)	200,000	226,085
DAE Funding LLC
1.55%, 08/01/2024 (B)	200,000	199,594
2.63%, 03/20/2025 (B)	200,000	203,426
Fairstone Financial, Inc. 7.88%, 07/15/2024 (B)	100,000	104,250
GE Capital Funding LLC 4.40%, 05/15/2030	400,000	466,593
Helios Leasing I LLC 1.56%, 09/28/2024	29,063	29,626
LeasePlan Corp. NV 2.88%, 10/24/2024 (B)	200,000	210,061
Mitsubishi HC Capital, Inc. 2.65%, 09/19/2022 (B)	300,000	306,796
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (B)	200,000	210,500
Tagua Leasing LLC 1.58%, 11/16/2024	31,298	31,883
United Wholesale Mortgage LLC 5.50%, 11/15/2025 (B)	100,000	103,553

		2,966,402

Diversified Telecommunication Services - 0.1%
AT&T, Inc. 3.65%, 06/01/2051	200,000	209,811
Bell Telephone Co. of Canada / Bell Canada 4.30%, 07/29/2049	100,000	120,814
Level 3 Financing, Inc. 3.88%, 11/15/2029 (B)	200,000	214,206

		544,831

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.7%
Alabama Power Co. 4.15%, 08/15/2044	$ 200,000	$ 239,883
Arizona Public Service Co. 2.65%, 09/15/2050	100,000	94,509
Avangrid, Inc. 3.80%, 06/01/2029	300,000	338,692
Centrais Eletricas Brasileiras SA 4.63%, 02/04/2030 (B)	200,000	206,400
DTE Electric Co. 3.70%, 06/01/2046	600,000	686,451
Duquesne Light Holdings, Inc. 2.53%, 10/01/2030 (B)	100,000	98,349
Edison International 3.55%, 11/15/2024	100,000	106,298
Enel Finance International NV 2.65%, 09/10/2024 (B)	400,000	419,916
Entergy Mississippi LLC 2.85%, 06/01/2028	700,000	748,372
Georgia Power Co. 4.30%, 03/15/2042	100,000	117,945
IPALCO Enterprises, Inc. 3.70%, 09/01/2024	200,000	215,195
Liberty Utilities Finance GP 1 2.05%, 09/15/2030 (B)	200,000	193,051
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 (B)	100,000	112,913
Pacific Gas & Electric Co.
1.37%, 03/10/2023	100,000	100,003
3.45%, 07/01/2025	250,000	262,157
3.50%, 06/15/2025 (E) (I) (J)	110,000	115,391
3.75%, 07/01/2028 - 08/15/2042	450,000	444,048
Pennsylvania Electric Co. 3.60%, 06/01/2029 (B)	400,000	427,746
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.38%, 02/05/2050 (B)	200,000	204,500
Southern California Edison Co.
3.90%, 03/15/2043	100,000	104,464
4.00%, 04/01/2047	300,000	315,792
4.65%, 10/01/2043	300,000	345,105
Southwestern Electric Power Co. 6.20%, 03/15/2040	400,000	558,976

		6,456,156

Electronic Equipment, Instruments & Components - 0.1%
Flex Ltd.
4.75%, 06/15/2025	100,000	111,631
4.88%, 06/15/2029	100,000	115,442

		227,073

Energy Equipment & Services - 0.0% (K)
Odebrecht Drilling Norbe VIII / IX Ltd. 6.35%, 12/01/2021 (G)	6,004	5,944

Entertainment - 0.0% (K)
Activision Blizzard, Inc. 2.50%, 09/15/2050	100,000	89,843

Equity Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	111,522

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities, Inc. (continued)
4.30%, 01/15/2026	$ 550,000	$ 616,650
4.50%, 07/30/2029	200,000	234,990
American Campus Communities Operating Partnership, LP 2.85%, 02/01/2030	200,000	206,024
American Tower Corp.
2.10%, 06/15/2030	100,000	98,440
3.38%, 10/15/2026	400,000	435,934
4.00%, 06/01/2025	760,000	837,464
4.40%, 02/15/2026	400,000	451,779
Brixmor Operating Partnership, LP 3-Month LIBOR + 1.05%, 1.23% (A), 02/01/2022	400,000	401,547
Crown Castle International Corp. 4.45%, 02/15/2026	120,000	135,744
Essex Portfolio, LP 4.00%, 03/01/2029	300,000	338,784
Kilroy Realty, LP 4.38%, 10/01/2025	350,000	388,026
Mid-America Apartments, LP 4.00%, 11/15/2025	350,000	388,700
National Retail Properties, Inc. 4.80%, 10/15/2048	300,000	373,591
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033	100,000	99,918
Sabra Health Care, LP 4.80%, 06/01/2024	300,000	327,903
SBA Tower Trust 1.88%, 07/15/2050 (B)	100,000	101,286
STORE Capital Corp. 2.75%, 11/18/2030	200,000	201,542
UDR, Inc. 3.00%, 08/15/2031	100,000	105,315
VEREIT Operating Partnership, LP 4.63%, 11/01/2025	300,000	339,787
WP Carey, Inc. 4.60%, 04/01/2024	300,000	327,626

		6,522,572

Food & Staples Retailing - 0.0% (K)
7-Eleven, Inc. 0.80%, 02/10/2024 (B)	100,000	99,759

Gas Utilities - 0.3%
Piedmont Natural Gas Co., Inc. 3.50%, 06/01/2029	600,000	661,043
Southern California Gas Co.
2.55%, 02/01/2030	100,000	103,396
4.13%, 06/01/2048	300,000	361,234

		1,125,673

Health Care Equipment & Supplies - 0.1%
Stryker Corp. 1.95%, 06/15/2030	200,000	198,062

Health Care Providers & Services - 0.5%
Adventist Health System 2.43%, 09/01/2024	160,000	164,358

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
AHS Hospital Corp. 5.02%, 07/01/2045	$ 200,000	$ 272,926
CHRISTUS Health 4.34%, 07/01/2028	200,000	229,600
CVS Health Corp. 5.05%, 03/25/2048	300,000	389,782
Fresenius Medical Care US Finance III, Inc. 2.38%, 02/16/2031 (B) (E)	200,000	195,348
Hackensack Meridian Health, Inc. 4.50%, 07/01/2057	100,000	131,367
HCA, Inc. 4.13%, 06/15/2029	100,000	112,709
Memorial Sloan-Kettering Cancer Center 2.96%, 01/01/2050	100,000	101,612
Northwell Healthcare, Inc. 3.98%, 11/01/2046	200,000	226,576

		1,824,278

Hotels, Restaurants & Leisure - 0.4%
Expedia Group, Inc. 6.25%, 05/01/2025 (B)	232,000	269,736
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	100,000	107,331
5.38%, 04/15/2026	60,000	69,061
Hyatt Hotels Corp. 3-Month LIBOR + 3.00%, 3.13% (A), 09/01/2022	200,000	200,757
Marriott International, Inc. 2.85%, 04/15/2031	100,000	101,663
McDonald’s Corp. 3.80%, 04/01/2028	300,000	339,704
Sands China Ltd. 3.80%, 01/08/2026	300,000	320,391

		1,408,643

Industrial Conglomerates - 0.1%
General Electric Co. 5.55%, 01/05/2026	200,000	237,076

Insurance - 0.3%
AIA Group Ltd. 3.20%, 09/16/2040 (B)	200,000	206,469
Fairfax Financial Holdings Ltd. 3.38%, 03/03/2031 (B)	100,000	104,329
Fidelity National Financial, Inc. 3.40%, 06/15/2030	200,000	215,515
First American Financial Corp. 4.60%, 11/15/2024	10,000	11,076
Guardian Life Insurance Co. of America 3.70%, 01/22/2070 (B)	100,000	103,499
New York Life Insurance Co. 4.45%, 05/15/2069 (B)	100,000	125,179
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	500,000	574,485

		1,340,552

Interactive Media & Services - 0.1%
Alphabet, Inc. 1.90%, 08/15/2040	100,000	91,290

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Interactive Media & Services (continued)
Tencent Holdings Ltd. 3.98%, 04/11/2029 (B)	$ 100,000	$ 111,561

		202,851

Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.70%, 02/09/2041	200,000	192,182

Leisure Products - 0.0% (K)
Hasbro, Inc. 3.55%, 11/19/2026	100,000	109,662

Life Sciences Tools & Services - 0.0% (K)
Illumina, Inc. 2.55%, 03/23/2031	100,000	101,625

Machinery - 0.1%
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024	400,000	433,424

Marine - 0.1%
AP Moller - Maersk A/S 3.88%, 09/28/2025 (B)	200,000	219,681

Media - 0.5%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.75%, 03/01/2030 (B)	400,000	422,500
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	300,000	339,775
4.80%, 03/01/2050	200,000	229,873
Comcast Corp.
4.40%, 08/15/2035	10,000	12,056
4.75%, 03/01/2044	700,000	893,019
Discovery Communications LLC 4.00%, 09/15/2055	243,000	257,405

		2,154,628

Multi-Utilities - 0.1%
CenterPoint Energy, Inc. Fixed until 09/01/2023 (D), 6.13% (A) (E)	100,000	106,250
Public Service Co. of Colorado 1.88%, 06/15/2031	100,000	99,563
San Diego Gas & Electric Co. 1.70%, 10/01/2030	100,000	96,576

		302,389

Oil, Gas & Consumable Fuels - 1.6%
APT Pipelines Ltd. 4.25%, 07/15/2027 (B)	200,000	226,012
Boardwalk Pipelines, LP 3.40%, 02/15/2031	200,000	212,542
Diamondback Energy, Inc. 2.88%, 12/01/2024	170,000	179,554
Dolphin Energy Ltd. LLC 5.50%, 12/15/2021 (G)	200,000	204,252
Energy Transfer, LP
4.75%, 01/15/2026	400,000	450,390
7.50%, 07/01/2038	50,000	70,461
Eni SpA 4.75%, 09/12/2028 (B)	200,000	234,382

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC 3.20%, 02/15/2052	$ 400,000	$ 397,087
Kinder Morgan, Inc. 7.75%, 01/15/2032	100,000	143,611
Midwest Connector Capital Co. LLC 3.90%, 04/01/2024 (B)	200,000	209,144
NGPL PipeCo LLC 4.88%, 08/15/2027 (B)	70,000	80,212
ONEOK, Inc. 4.35%, 03/15/2029	400,000	451,926
Pertamina Persero PT 4.18%, 01/21/2050 (B)	200,000	204,110
Petronas Energy Canada Ltd. 2.11%, 03/23/2028 (B) (E)	200,000	202,260
Rockies Express Pipeline LLC 4.80%, 05/15/2030 (B)	200,000	200,382
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024	600,000	673,356
Saudi Arabian Oil Co. 1.63%, 11/24/2025 (B)	200,000	201,900
Sinopec Group Overseas Development Ltd. 4.13%, 09/12/2025 (B) (E)	500,000	552,852
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 4.00%, 01/15/2032 (B)	100,000	102,865
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	100,000	129,686
Valero Energy Corp. 4.00%, 04/01/2029 (E)	400,000	447,076
Williams Cos., Inc. 2.60%, 03/15/2031	100,000	101,382
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	10,000	10,680
3.70%, 03/15/2028 (B)	300,000	322,085

		6,008,207

Pharmaceuticals - 0.3%
Bayer US Finance II LLC 4.63%, 06/25/2038 (B)	600,000	712,292
Jazz Securities DAC 4.38%, 01/15/2029 (B)	200,000	207,360
Zoetis, Inc. 3.90%, 08/20/2028	200,000	227,580

		1,147,232

Professional Services - 0.1%
Block Financial LLC 3.88%, 08/15/2030	200,000	216,440
IHS Markit Ltd. 4.75%, 08/01/2028	200,000	235,700

		452,140

Road & Rail - 0.1%
Avolon Holdings Funding Ltd. 2.88%, 02/15/2025 (B)	100,000	102,993
Park Aerospace Holdings Ltd. 5.50%, 02/15/2024 (B)	100,000	109,937
Union Pacific Corp. 4.10%, 09/15/2067	100,000	115,717

		328,647

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.
4.30%, 11/15/2032	$ 300,000	$ 342,033
5.00%, 04/15/2030	100,000	118,200
Marvell Technology, Inc. 4.20%, 06/22/2023 (B)	80,000	85,039

		545,272

Software - 0.5%
Citrix Systems, Inc. 1.25%, 03/01/2026	100,000	98,787
Fair Isaac Corp. 4.00%, 06/15/2028 (B)	100,000	103,366
Microsoft Corp. 2.92%, 03/17/2052	189,000	200,607
Oracle Corp.
1.65%, 03/25/2026 (H)	700,000	710,067
2.95%, 05/15/2025	760,000	812,592
VMware, Inc. 4.65%, 05/15/2027	200,000	229,647

		2,155,066

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC / EMC Corp. 8.10%, 07/15/2036	400,000	612,190
Seagate HDD Cayman 4.13%, 01/15/2031 (B)	200,000	204,500

		816,690

Tobacco - 0.1%
BAT Capital Corp. 4.39%, 08/15/2037	100,000	107,909
Imperial Brands Finance PLC 3.13%, 07/26/2024 (B)	400,000	421,084

		528,993

Trading Companies & Distributors - 0.1%
BOC Aviation Ltd. 3.50%, 10/10/2024 (B) (E)	200,000	213,052
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/01/2025 (B)	200,000	207,750

		420,802

Transportation Infrastructure - 0.0% (K)
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/2025 (B)	10,000	10,702
3.90%, 03/22/2023 (B)	100,000	105,234

		115,936

Wireless Telecommunication Services - 0.2%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 03/20/2025 (B)	187,500	201,161
5.15%, 09/20/2029 (B)	200,000	229,940
T-Mobile USA, Inc.
2.55%, 02/15/2031	100,000	101,037
2.63%, 04/15/2026	100,000	102,250

		634,388

Total Corporate Debt Securities (Cost $58,302,430)		62,601,896

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Canada - 0.2%
Province of Quebec 2.50%, 04/20/2026	$ 600,000	$ 642,804

Dominican Republic - 0.1%
Dominican Republic International Bond 4.88%, 09/23/2032 (B)	200,000	206,506

Indonesia - 0.1%
Indonesia Government International Bond 4.45%, 02/11/2024	500,000	547,116

Japan - 0.2%
Japan Finance Organization for Municipalities 2.13%, 10/25/2023 (B)	800,000	828,371

Peru - 0.1%
Peru Government International Bond
5.94%, 02/12/2029 (G)	PEN 700,000	198,763
5.94%, 02/12/2029 (B)	600,000	170,369
8.20%, 08/12/2026 (B)	400,000	129,033

		498,165

Qatar - 0.1%
Qatar Government International Bond
4.40%, 04/16/2050 (B)	$ 200,000	243,430
4.50%, 01/20/2022 (G)	200,000	204,550

		447,980

Romania - 0.1%
Romania Government International Bond 2.75%, 04/14/2041 (B)	EUR 200,000	235,388

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond 4.50%, 04/22/2060 (G)	$ 200,000	241,880

Total Foreign Government Obligations (Cost $3,575,574)		3,648,210

LOAN ASSIGNMENTS - 0.1%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC Term Loan, 4.61%, 10/15/2038 (L) (M) (N)	337,223	325,535

IT Services - 0.0% (K)
Virtusa Corp. Term Loan B, 1-Month LIBOR + 4.25%, 5.00% (A), 02/11/2028	99,750	100,074

Total Loan Assignments (Cost $431,177)		425,609

MORTGAGE-BACKED SECURITIES - 1.9%
Angel Oak Mortgage Trust Series 2020-4, Class A1, 1.47% (A), 06/25/2065 (B)	124,095	124,812
BAMLL Commercial Mortgage Securities Trust Series 2019-RLJ, Class A, 1-Month LIBOR + 1.05%, 1.12% (A), 04/15/2036 (B)	300,000	299,316

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class A, 1-Month LIBOR + 1.05%, 1.17% (A), 09/15/2036 (B)	$ 30,466	$ 30,447
Bear Stearns Alt-A Trust Series 2005-7, Class 22A1, 3.01% (A), 09/25/2035	96,329	74,958
ChaseFlex Trust Series 2007-2, Class A1, 1-Month LIBOR + 0.28%, 0.37% (A), 05/25/2037	161,288	155,028
COMM Mortgage Trust Series 2018-HOME, Class A, 3.94% (A), 04/10/2033 (B)	300,000	328,987
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-AR7, Class 2A1, 2.98% (A), 11/25/2034	33,504	35,697
CSMC Trust Series 2019-RPL9, Class A1, 2.98% (A), 10/27/2059 (B)	90,740	91,459
DBUBS Mortgage Trust Series 2017-BRBK, Class A, 3.45%, 10/10/2034 (B)	600,000	639,495
DROP Mortgage Trust Series 2021-FILE, Class A, 1-Month LIBOR + 1.15%, 1.22% (A), 04/15/2026 (B)	100,000	100,381
Eurosail PLC Series 2006-4X, Class A3C, 3-Month GBP LIBOR + 0.16%, 0.24% (A), 12/10/2044 (G)	GBP 27,154	37,376
Extended Stay America Trust Series 2021-ESH, Class A, 1-Month LIBOR + 1.08%, 1.16% (A), 07/15/2038 (B) (C)	$ 300,000	300,843
GCAT LLC Series 2019-4, Class A1, 3.23% (A), 11/26/2049 (B)	280,403	283,359
HarborView Mortgage Loan Trust Series 2005-4, Class 3A1, 2.66% (A), 07/19/2035	24,632	20,908
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (B)	400,000	424,105
La Hipotecaria El Salvadorian Mortgage Trust Series 2016-1A, Class A, 3.36%, 01/15/2046 (B) (L)	262,014	282,648
MASTR Alternative Loan Trust Series 2003-9, Class 4A1, 5.25%, 11/25/2033	93,335	95,609
Merrill Lynch Mortgage Investors Trust Series 2003-B, Class A1, 1-Month LIBOR + 0.68%, 0.77% (A), 04/25/2028	77,810	77,519
Mill City Mortgage Loan Trust Series 2019-GS2, Class A1, 2.75% (A), 08/25/2059 (B)	134,753	139,618

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4, 3.37%, 10/15/2048	$ 500,000	$ 535,125
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS Series 2013-C8, Class XA, 1.10% (A), 12/15/2048	672,889	7,036
MortgageIT Trust Series 2005-2, Class 1A1, 1-Month LIBOR + 0.52%, 0.61% (A), 05/25/2035	14,787	14,871
Natixis Commercial Mortgage Securities Trust Series 2019-10K, Class A, 3.62%, 05/15/2039 (B)	400,000	442,246
New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1, 2.75% (A), 07/25/2059 (B)	305,780	318,654
Series 2020-RPL1, Class A1, 2.75% (A), 11/25/2059 (B)	156,971	162,288
Southern Pacific Financing PLC Series 2005-B, Class A, 3-Month GBP LIBOR + 0.18%, 0.26% (A), 06/10/2043 (G)	GBP 51,030	70,395
Towd Point Mortgage Funding Series 2019-GR4A, Class A1, 3-Month GBP LIBOR + 1.03%, 1.11% (A), 10/20/2051 (B)	452,389	629,314
Towd Point Mortgage Trust Series 2019-4, Class A1, 2.90% (A), 10/25/2059 (B)	$ 138,556	143,284
Uropa Securities PLC Series 2008-1, Class A, 3-Month GBP LIBOR + 0.20%, 0.28% (A), 06/10/2059 (G)	GBP 175,893	237,271
Series 2008-1, Class B, 3-Month GBP LIBOR + 0.75%, 0.83% (A), 06/10/2059 (G)	37,869	49,716
Series 2008-1, Class M1, 3-Month GBP LIBOR + 0.35%, 0.43% (A), 06/10/2059 (G)	45,082	60,148
Series 2008-1, Class M2, 3-Month GBP LIBOR + 0.55%, 0.63% (A), 06/10/2059 (G)	35,465	47,511
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR4, Class A5, 2.85% (A), 04/25/2035	$ 17,273	17,431
Series 2006-AR9, Class 2A, 1-COFI + 1.50%, 1.84% (A), 08/25/2046	240,989	235,875
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (B)	500,000	546,182

Total Mortgage-Backed Securities (Cost $6,789,812)		7,059,912

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds, Series S1, 6.92%, 04/01/2040	$ 100,000	$ 150,323
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	100,000	158,147
State of California, General Obligation Unlimited, 7.35%, 11/01/2039	150,000	241,521
University of California, Revenue Bonds, Series BG, 1.61%, 05/15/2030	100,000	99,060

		649,051

Maryland - 0.0% (K)
County of Baltimore, General Obligation Unlimited, 3.30%, 07/01/2046	100,000	111,063

New Jersey - 0.0% (K)
New Jersey Transportation Trust Fund Authority, Revenue Bonds, 2.55%, 06/15/2023	100,000	102,999

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds, 1.83%, 03/15/2029	200,000	202,159
Port Authority of New York & New Jersey, Revenue Bonds, 4.46%, 10/01/2062	300,000	393,577

		595,736

Pennsylvania - 0.1%
Commonwealth Financing Authority, Revenue Bonds, Series A, 2.99%, 06/01/2042	200,000	205,376

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds, 4.00%, 10/01/2033	200,000	245,942

Utah - 0.0% (K)
Utah State Board of Regents, Revenue Bonds, Series 1, 1-Month LIBOR + 0.75%, 0.84% (A), 12/26/2031	34,003	34,003

Wisconsin - 0.0% (K)
State of Wisconsin, Revenue Bonds, Series A, 2.10%, 05/01/2026	100,000	105,000

Total Municipal Government Obligations (Cost $1,846,319)		2,049,170

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.3%
Federal Home Loan Mortgage Corp. 4.50%, 08/01/2048	297,983	324,706
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 3.34% (A), 04/25/2028	600,000	668,778

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC 1-Month LIBOR + 0.35%, 0.46% (A), 01/15/2038	$ 260,759	$ 261,245
1-Month LIBOR + 0.40%, 0.47% (A), 02/15/2041 - 09/15/2045	546,160	553,001
3.50%, 01/15/2048	678,071	753,512
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS 1.99% (A), 01/15/2038	260,759	16,777
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 5.89%, 5.82% (A), 09/15/2043	322,396	62,278
Federal National Mortgage Association
3.50%, 06/01/2045	91,175	97,298
3.79%, 01/01/2029	400,000	448,237
4.00%, 09/01/2050	3,064,549	3,258,168
4.50%, 03/01/2039 - 02/01/2041	122,901	137,017
Federal National Mortgage Association REMIC 1-Month LIBOR + 0.55%, 0.64% (A), 02/25/2041	51,714	51,932
Federal National Mortgage Association REMIC, Interest Only STRIPS 3.00%, 03/25/2028	155,462	10,415
Government National Mortgage Association 1-Month LIBOR + 0.80%, 0.91% (A), 05/20/2066 - 06/20/2066	1,101,867	1,120,814
Uniform Mortgage-Backed Security
1.50%, TBA (C)	300,000	303,378
3.00%, TBA (C)	5,700,000	5,939,133
4.00%, TBA (C)	5,000,000	5,329,883
4.50%, TBA (C)	900,000	969,715

Total U.S. Government Agency Obligations (Cost $20,196,945)		20,306,287

U.S. GOVERNMENT OBLIGATIONS - 8.6%
U.S. Treasury - 8.6%
U.S. Treasury Bond
1.13%, 05/15/2040	880,000	760,444
1.38%, 11/15/2040 - 08/15/2050 (O)	8,780,000	7,846,900
1.88%, 02/15/2041	5,600,000	5,488,000
1.88%, 02/15/2051 (C) (O)	2,200,000	2,101,687
2.25%, 05/15/2041	500,000	520,781
2.38%, 05/15/2051	200,000	213,719
2.88%, 11/15/2046 (O)	1,200,000	1,393,406
3.00%, 02/15/2048 - 08/15/2048 (O)	1,670,000	1,992,800
3.13%, 11/15/2041 - 05/15/2048 (O)	2,310,000	2,783,248
4.25%, 05/15/2039 (O)	2,300,000	3,149,113
4.38%, 05/15/2041 (O)	1,900,000	2,670,687
U.S. Treasury Bond, Principal Only STRIPS Zero Coupon, 05/15/2050 (E)	2,100,000	1,135,307
U.S. Treasury Note
1.75%, 12/31/2026	100,000	104,289
2.00%, 06/30/2024	300,000	313,758
2.13%, 03/31/2024	500,000	523,457
2.25%, 02/15/2027 (O)	1,750,000	1,871,270

Total U.S. Government Obligations (Cost $31,852,117)		32,868,866

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 50.6%
U.S. Cash Management Bill 0.03% (P), 09/28/2021	$ 2,000,000	$ 1,999,782
U.S. Treasury Bill 0.02% (P), 07/22/2021 - 08/31/2021 (Q)	7,300,000	7,299,581
0.03% (P), 10/07/2021 - 11/18/2021	16,400,000	16,397,562
0.03% (P), 11/26/2021 (Q)	2,000,000	1,999,564
0.04% (P), 11/04/2021 - 12/16/2021	104,200,000	104,178,269
0.04% (P), 09/30/2021 (Q)	3,800,000	3,799,520
0.05% (P), 09/09/2021 (Q)	6,100,000	6,099,449
0.06% (P), 08/19/2021 - 09/16/2021	30,800,000	30,797,517
0.06% (P), 09/02/2021 (E)	21,500,000	21,498,156

Total Short-Term U.S. Government Obligations (Cost $194,075,923)		194,069,400

	Shares	Value
OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (P)	6,384,760	6,384,760

Total Other Investment Company (Cost $6,384,760)		6,384,760

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 0.00% (P), dated 06/30/2021, to be repurchased at $8,881,895 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $9,059,539.	$ 8,881,895	8,881,895

Total Repurchase Agreement (Cost $8,881,895)		8,881,895

Total Investments Excluding Options Purchased (Cost $342,686,940)		348,679,456
Total Options Purchased - 1.8% (Cost $8,797,952)		7,029,880

Total Investments (Cost $351,484,892)		355,709,336
Net Other Assets (Liabilities) - 7.2%		27,762,242

Net Assets - 100.0%		$ 383,471,578

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (1.1)% (R)

BofA Securities, Inc., (0.05%) (P), dated 05/19/2021, to be repurchased at $(1,166,658) on 07/15/2021. Collateralized by a U.S. Government Obligation, 1.88%, due 02/15/2051, and with a value of $(1,251,470).

	$ (1,166,750)	$ (1,166,680)
Canadian Imperial Bank of Commerce, 0.04% (P), dated 05/20/2021, to be repurchased at $(858,808) on 07/20/2021. Collateralized by a U.S. Government Obligation, 1.38%, due 11/15/2040, and with a value of $(900,975).	(858,750)	(858,790)
Deutsche Bank Securities, Inc., 0.05% (P), dated 06/14/2021, to be repurchased at $(779,045) on 07/26/2021. Collateralized by a U.S. Government Obligation, 1.88%, due 02/15/2041, and with a value of $(789,885).	(779,000)	(779,018)
RBS Securities, Inc., 0.04% (P), dated 06/09/2021, to be repurchased at $(1,544,801) on 07/09/2021. Collateralized by U.S. Government Obligations, 1.38%, due 11/15/2040 - 08/15/2050, and Cash with a total value of $(1,569,232).	(1,544,750)	(1,544,788)

Total Reverse Repurchase Agreements	$ (4,349,250)	$ (4,349,276)

EXCHANGE-TRADED OPTIONS PURCHASED:
Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	3,550.00	06/17/2022	USD	245,817,000	572	$ 8,797,952	$ 7,029,880

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:
Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 36	CSS	Pay	0.80%	08/18/2021	USD	300,000	$(282)	$(49)
Put - North America Investment Grade Index - Series 36	GSI	Pay	0.80	08/18/2021	USD	100,000	(101)	(17)
Put - North America Investment Grade Index - Series 36	GSI	Pay	0.80	10/20/2021	USD	400,000	(424)	(271)
Put - North America Investment Grade Index - Series 36	DUB	Pay	0.90	09/15/2021	USD	1,400,000	(1,400)	(362)

Total							$(2,207)	$(699)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 5-Year	BOA	3-Month USD-LIBOR	Receive	0.01%	08/11/2021	USD	700,000	$(2,695)	$(2,503)
Call - 5-Year	MSC	3-Month USD-LIBOR	Receive	0.01	07/19/2021	USD	1,200,000	(4,498)	(7,830)
Call - 5-Year	BNP	3-Month USD-LIBOR	Receive	0.01	07/14/2021	USD	1,000,000	(4,312)	(6,418)
Call - 5-Year	CITI	3-Month USD-LIBOR	Receive	0.01	07/13/2021	USD	1,600,000	(7,080)	(11,477)
Put - 5-Year	BOA	3-Month USD-LIBOR	Pay	0.02	08/11/2021	USD	700,000	(2,695)	(1,389)
Put - 5-Year	BNP	3-Month USD-LIBOR	Pay	0.02	07/14/2021	USD	1,000,000	(4,313)	(15)
Put - 5-Year	MSC	3-Month USD-LIBOR	Pay	0.02	07/19/2021	USD	1,200,000	(5,432)	(72)
Put - 5-Year	CITI	3-Month USD-LIBOR	Pay	0.02	07/13/2021	USD	1,600,000	(7,080)	(13)

Total								$(38,105)	$(29,717)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(40,312)	$(30,416)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (S)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T Inc., 3.80%, 02/15/2027	1.00%	Quarterly	12/20/2025	0.56%	USD	100,000	$ 2,003	$ 1,223	$ 780
AT&T Inc., 3.80%, 02/15/2027	1.00	Quarterly	06/20/2026	0.63	USD	300,000	5,571	4,326	1,245
Boeing Co., 2.60%, 07/30/2025	1.00	Quarterly	06/20/2023	0.74	USD	100,000	543	393	150

Total							$ 8,117	$ 5,942	$ 2,175

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 35	1.00%	Quarterly	06/20/2026	USD	200,000	$(5,164)	$(6,875)	$1,711

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	200,000	$302	$1	$301
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	700,000	1,369	711	658
3-Month USD-LIBOR	Pay	1.00	Quarterly/ Semi-Annually	12/16/2030	USD	2,800,000	103,722	146,175	(42,453)
3-Month USD-LIBOR	Pay	1.49	Quarterly/ Semi-Annually	06/23/2031	USD	700,000	(3,009)	—	(3,009)
6-Month EUR-EURIBOR	Receive	1.00	Semi-Annually/ Annually	09/15/2031	EUR	1,300,000	(19,703)	(18,190)	(1,513)

Total							$82,681	$128,697	$(46,016)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)
Reference Obligation		Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	900,000	$9,139	$(36,283)	$45,422
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	599,918	6,523	(33,458)	39,981

Total							$15,662	$(69,741)	$85,403

Value
OTC Swap Agreements, at value (Assets)	$15,662

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	110	09/21/2021	$14,529,604	$14,575,000	$45,396	$—
E-Mini Russell 2000® Index	167	09/17/2021	19,378,229	19,270,130	—	(108,099)
Euro-BTP Italy Government Bond	12	09/08/2021	2,127,961	2,154,413	26,452	—
MSCI EAFE Index	496	09/17/2021	58,645,165	57,141,680	—	(1,503,485)
S&P 500® E-Mini Index	1,076	09/17/2021	227,716,833	230,726,680	3,009,847	—

Total					$3,081,695	$(1,611,584)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(29)	09/30/2021	$(3,584,634)	$(3,579,461)	$5,173	$—
30-Year U.S. Treasury Bond	(5)	09/21/2021	(778,352)	(803,750)	—	(25,398)
Euro OAT	(10)	09/08/2021	(1,878,573)	(1,885,817)	—	(7,244)
German Euro Bund	(21)	09/08/2021	(4,271,949)	(4,298,119)	—	(26,170)
U.K. Gilt	(32)	09/28/2021	(5,611,071)	(5,670,423)	—	(59,352)

Total					$5,173	$(118,164)

Total Futures Contracts					$3,086,868	$(1,729,748)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/01/2021	USD	59,948	DKK	375,000	$150	$—
BNP	10/01/2021	USD	114,546	DKK	715,000	326	—
BOA	07/02/2021	USD	130,855	BRL	654,564	—	(716)
BOA	07/02/2021	BRL	654,564	USD	123,297	8,275	—
BOA	08/20/2021	RUB	857,016	USD	11,398	232	—
CITI	07/01/2021	USD	53,617	DKK	338,084	—	(294)
CITI	07/22/2021	RUB	1,056,436	USD	13,677	722	—
CITI	08/20/2021	RUB	1,059,561	USD	14,098	279	—
CITI	03/25/2022	USD	543,655	PEN	2,002,388	23,272	—
GSB	07/02/2021	USD	129,964	BRL	654,564	—	(1,607)
GSB	07/02/2021	USD	1,354,350	GBP	958,000	29,141	—
GSB	07/02/2021	BRL	654,564	USD	130,855	716	—
GSB	07/14/2021	USD	313,103	MXN	6,254,000	—	(79)
GSB	07/22/2021	RUB	4,415,564	USD	57,215	2,969	—
GSB	08/03/2021	BRL	654,564	USD	129,550	1,569	—
GSB	08/20/2021	USD	75,190	RUB	5,490,618	684	—
GSB	08/20/2021	RUB	1,480,122	USD	19,754	330	—
GSB	09/20/2021	USD	73,316	RUB	5,379,442	683	—
HSBC	07/02/2021	USD	741,278	EUR	606,000	22,682	—
HSBC	07/02/2021	USD	63,840	GBP	45,000	1,591	—
HSBC	07/02/2021	GBP	958,000	USD	1,325,944	—	(734)
HSBC	08/03/2021	USD	1,326,049	GBP	958,000	717	—
HSBC	08/20/2021	RUB	2,075,919	USD	27,562	607	—
HSBC	09/03/2021	MXN	2,195,000	USD	104,378	4,856	—
HSBC	10/05/2021	MXN	4,097,000	USD	194,609	8,368	—

Total						$108,169	$(3,430)

INVESTMENT VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$10,383,451	$—	$10,383,451
Corporate Debt Securities	—	62,601,896	—	62,601,896
Foreign Government Obligations	—	3,648,210	—	3,648,210
Loan Assignments	—	100,074	325,535	425,609
Mortgage-Backed Securities	—	7,059,912	—	7,059,912
Municipal Government Obligations	—	2,049,170	—	2,049,170
U.S. Government Agency Obligations	—	20,306,287	—	20,306,287
U.S. Government Obligations	—	32,868,866	—	32,868,866
Short-Term U.S. Government Obligations	—	194,069,400	—	194,069,400
Other Investment Company	6,384,760	—	—	6,384,760
Repurchase Agreement	—	8,881,895	—	8,881,895
Exchange-Traded Options Purchased	7,029,880	—	—	7,029,880

Total Investments	$13,414,640	$341,969,161	$325,535	$355,709,336

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$8,117	$—	$8,117
Centrally Cleared Interest Rate Swap Agreements	—	105,393	—	105,393
Over-the-Counter Credit Default Swap Agreements	—	15,662	—	15,662
Futures Contracts (Y)	3,086,868	—	—	3,086,868
Forward Foreign Currency Contracts (Y)	—	108,169	—	108,169

Total Other Financial Instruments	$3,086,868	$237,341	$—	$3,324,209

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(4,349,276)	$—	$(4,349,276)
Over-the-Counter Credit Default Swaptions Written	—	(699)	—	(699)
Over-the-Counter Interest Rate Swaptions Written	—	(29,717)	—	(29,717)
Centrally Cleared Credit Default Swap Agreements	—	(5,164)	—	(5,164)
Centrally Cleared Interest Rate Swap Agreements	—	(22,712)	—	(22,712)
Futures Contracts (Y)	(1,729,748)	—	—	(1,729,748)
Forward Foreign Currency Contracts (Y)	—	(3,430)	—	(3,430)

Total Other Financial Instruments	$(1,729,748)	$(4,410,998)	$—	$(6,140,746)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the total value of 144A securities is $34,117,013, representing 8.9% of the Portfolio’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,256,197, collateralized by cash collateral of $6,384,760. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of June 30, 2021; the maturity dates disclosed are the ultimate maturity dates.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2021, the total value of Regulation S securities is $1,818,254, representing 0.5% of the Portfolio’s net assets.
(H)	Restricted securities. At June 30, 2021, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG Fixed until 05/28/2031, 3.04%, 05/28/2032	06/3/2021	$199,708	$203,604	0.1%

Corporate Debt Securities	Oracle Corp. 1.65%, 03/25/2026	03/22/2021	699,664	710,067	0.1

Total			$899,372	$913,671	0.2%

(I)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At June 30, 2021, the value of this security is $115,391, representing less than 0.1% of the Portfolio’s net assets.
(J)	Non-income producing security.
(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2021, the total value of securities is $608,183, representing 0.2% of the Portfolio’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	Fixed rate loan commitment at June 30, 2021.
(N)	Security is Level 3 of the fair value hierarchy.
(O)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended June 30, 2021 was $2,320,653 at a weighted average interest rate of (0.07)%.
(P)	Rates disclosed reflect the yields at June 30, 2021.
(Q)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $16,433,368.
(R)	The average amount of reverse repurchase agreements outstanding during the period ended June 30, 2021 was $20,087,685 at a weighted average interest rate of 0.10%.
(S)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(X)	Level 3 securities were not considered significant to the Portfolio.
(Y)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSS	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
MSC	Morgan Stanley & Co.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $342,602,997) (including securities loaned of $6,256,197)	$346,827,441
Repurchase agreement, at value (cost $8,881,895)	8,881,895
Cash collateral pledged at broker for:
Centrally cleared swap agreements	590,000
Futures contracts	654,000
OTC swap agreements, at value	15,662
Foreign currency, at value (cost $253,746)	251,742
Receivables and other assets:
Investments sold	52,501,091
When-issued, delayed-delivery, forward and TBA commitments sold	12,574,344
Net income from securities lending	708
Shares of beneficial interest sold	16,729
Interest	761,432
Variation margin receivable on centrally cleared swap agreements	25,875
Variation margin receivable on futures contracts	101,390
Unrealized appreciation on forward foreign currency contracts	108,169
Prepaid expenses	1,481

Total assets	423,311,959

Liabilities:
Cash collateral received upon return of:
Securities on loan	6,384,760
Cash collateral at broker for:
TBA commitments	35,000
Reverse repurchase agreements	11,000
Written options and swaptions, at value (premium received $40,312)	30,416
Reverse repurchase agreements, at value (face value $4,349,250)	4,349,276
Payables and other liabilities:
Investments purchased	504,475
When-issued, delayed-delivery, forward and TBA commitments purchased	28,012,736
Shares of beneficial interest redeemed	4,232
Deferred income for sale-buyback financing transactions	574
Investment management fees	282,520
Distribution and service fees	83,390
Transfer agent costs	1,026
Trustees, CCO and deferred compensation fees	5,794
Audit and tax fees	22,078
Custody fees	51,605
Legal fees	3,337
Printing and shareholder reports fees	44,754
Other accrued expenses	9,978
Unrealized depreciation on forward foreign currency contracts	3,430

Total liabilities	39,840,381

Net assets	$383,471,578

Net assets consist of:
Capital stock ($0.01 par value)	$307,248
Additional paid-in capital	329,145,996
Total distributable earnings (accumulated losses)	54,018,334

Net assets	$383,471,578

Net assets by class:
Initial Class	$13,817,319
Service Class	369,654,259

Shares outstanding:
Initial Class	1,082,356
Service Class	29,642,435

Net asset value and offering price per share:
Initial Class	$12.77
Service Class	12.47

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Interest income	$1,794,034
Net income from securities lending	5,883

Total investment income	1,799,917

Expenses:
Investment management fees	1,553,327
Distribution and service fees:
Service Class	458,898
Transfer agent costs	2,782
Trustees, CCO and deferred compensation fees	9,558
Audit and tax fees	22,093
Custody fees	47,468
Legal fees	12,056
Printing and shareholder reports fees	22,011
Other	14,009

Total expenses	2,142,202

Net investment income (loss)	(342,285)

Net realized gain (loss) on:
Investments	(5,847,880)
Written options and swaptions	12,419
Swap agreements	(236,853)
Futures contracts	37,568,782
Forward foreign currency contracts	(85,824)
Foreign currency transactions	(1,121)
TBA short commitments	(10,195)

Net realized gain (loss)	31,399,328

Net change in unrealized appreciation (depreciation) on:
Investments	(7,502,314)
Written options and swaptions	9,896
Swap agreements	8,057
Futures contracts	(3,971,027)
Forward foreign currency contracts	67,501
Foreign currency transactions	(9,009)
TBA short commitments	6,117

Net change in unrealized appreciation (depreciation)	(11,390,779)

Net realized and change in unrealized gain (loss)	20,008,549

Net increase (decrease) in net assets resulting from operations	$19,666,264

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$(342,285)	$2,835,276
Net realized gain (loss)	31,399,328	28,363,510
Net change in unrealized appreciation (depreciation)	(11,390,779)	1,653,313

Net increase (decrease) in net assets resulting from operations	19,666,264	32,852,099

Dividends and/or distributions to shareholders:
Initial Class	—	(1,529,913)
Service Class	—	(45,033,455)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(46,563,368)

Capital share transactions:
Proceeds from shares sold:
Initial Class	338,125	544,951
Service Class	1,430,444	8,987,735

	1,768,569	9,532,686

Dividends and/or distributions reinvested:
Initial Class	—	1,529,913
Service Class	—	45,033,455

	—	46,563,368

Cost of shares redeemed:
Initial Class	(451,141)	(1,452,437)
Service Class	(32,682,266)	(42,730,957)

	(33,133,407)	(44,183,394)

Net increase (decrease) in net assets resulting from capital share transactions	(31,364,838)	11,912,660

Net increase (decrease) in net assets	(11,698,574)	(1,798,609)

Net assets:
Beginning of period/year	395,170,152	396,968,761

End of period/year	$383,471,578	$395,170,152

Capital share transactions - shares:
Shares issued:
Initial Class	27,362	45,203
Service Class	118,573	764,136

	145,935	809,339

Shares reinvested:
Initial Class	—	133,851
Service Class	—	4,024,437

	—	4,158,288

Shares redeemed:
Initial Class	(36,455)	(119,613)
Service Class	(2,714,544)	(3,628,922)

	(2,750,999)	(3,748,535)

Net increase (decrease) in shares outstanding:
Initial Class	(9,093)	59,441
Service Class	(2,595,971)	1,159,651

	(2,605,064)	1,219,092

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$12.11		$12.60	$10.34	$12.82	$11.57	$11.01

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.12	0.19	0.18	0.10	0.04	(C)
Net realized and unrealized gain (loss)	0.66		0.95	2.07	(0.98)	1.62	0.52

Total investment operations	0.66		1.07	2.26	(0.80)	1.72	0.56

Dividends and/or distributions to shareholders:
Net investment income	—		(0.52)	—	(0.42)	(0.08)	—
Net realized gains	—		(1.04)	—	(1.26)	(0.39)	—

Total dividends and/or distributions to shareholders	—		(1.56)	—	(1.68)	(0.47)	—

Net asset value, end of period/year	$12.77		$12.11	$12.60	$10.34	$12.82	$11.57

Total return	5.45	%(D)	9.26%	21.97%	(7.49)%	15.13%	5.09%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,818		$13,221	$13,002	$11,629	$13,558	$12,492
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.89	%(E)	0.89%	0.92%	0.94%	0.93%	0.90%
Including waiver and/or reimbursement and recapture	0.89	%(E)	0.89%	0.92%	0.94%	0.93%	0.89	%(C)
Net investment income (loss) to average net assets	0.06	%(E)	0.98%	1.67%	1.50%	0.79%	0.33	%(C)
Portfolio turnover rate (F)	29	%(D)	71%	52%	35%	47%	57%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Not annualized.
(E)	Annualized.
(F)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$11.85		$12.35	$10.16	$12.63	$11.41	$10.88

Investment operations:
Net investment income (loss) (A)	(0.01)		0.09	0.16	0.15	0.07	0.01	(B)
Net realized and unrealized gain (loss)	0.63		0.94	2.03	(0.97)	1.59	0.52

Total investment operations	0.62		1.03	2.19	(0.82)	1.66	0.53

Dividends and/or distributions to shareholders:
Net investment income	—		(0.49)	—	(0.39)	(0.05)	—
Net realized gains	—		(1.04)	—	(1.26)	(0.39)	—

Total dividends and/or distributions to shareholders	—		(1.53)	—	(1.65)	(0.44)	—

Net asset value, end of period/year	$12.47		$11.85	$12.35	$10.16	$12.63	$11.41

Total return	5.23	%(C)	9.09%	21.56%	(7.68)%	14.83%	4.87%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$369,654		$381,949	$383,967	$345,848	$412,129	$366,000
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.13	%(D)	1.14%	1.17%	1.19%	1.18%	1.15%
Including waiver and/or reimbursement and recapture	1.13	%(D)	1.14%	1.17%	1.19%	1.18%	1.14	%(B)
Net investment income (loss) to average net assets	(0.19	)%(D)	0.73%	1.42%	1.25%	0.54%	0.09	%(B)
Portfolio turnover rate (E)	29	%(C)	71%	52%	35%	47%	57%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical — Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Reverse repurchase agreements: Reverse repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2021. Open funded loan participations and assignments at June 30, 2021, if any, are included within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2021, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2021, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2021, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolio exercising its rights under the agreement, or those rights may be limited by other contractual agreements.

Open reverse repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities. The interest expense is included in interest income on the Statement of Operations.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2021, the Portfolio earned price drop fee income of $20,024. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is included in Interest income on the Statement of Operations.

Open sale-buyback financing transactions at June 30, 2021, if any, are identified within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$1,783,569	$—	$—	$—	$1,783,569
U.S. Government Obligations	1,149,290	—	—	—	1,149,290
Short-Term U.S. Government Obligations	3,451,901	—	—	—	3,451,901
Total Securities Lending Transactions	$6,384,760	$—	$—	$—	$6,384,760
Reverse Repurchase Agreements
U.S. Government Obligations	$11,001	$4,338,275	$—	$—	$4,349,276
Sale Buy-back Transactions
U.S. Government Obligations	$—	$849,120	$—	$—	$849,120
Total Borrowings	$6,395,761	$5,187,395	$—	$—	$11,583,156

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate-capped options: The Portfolio may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolio the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2021, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2021, if any, are listed within the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2021, if any, are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$7,029,880	$—	$—	$7,029,880
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	105,393	—	—	8,117	—	113,510
OTC swaps:
OTC swap agreements, at value	—	—	—	15,662	—	15,662
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	77,021	—	3,009,847	—	—	3,086,868
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	108,169	—	—	—	108,169
Total	$182,414	$108,169	$10,039,727	$23,779	$—	$10,354,089

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions:
Written options and swaptions, at value (A)	$(29,717)	$—	$—	$(699)	$—	$(30,416)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(22,712)	—	—	(5,164)	—	(27,876)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(118,164)	—	(1,611,584)	—	—	(1,729,748)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(3,430)	—	—	—	(3,430)
Total	$(170,593)	$(3,430)	$(1,611,584)	$(5,863)	$—	$(1,791,470)

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(6,187,883)	$—	$—	$(6,187,883)
Written options and swaptions	1,689	—	—	10,730	—	12,419
Swap agreements	(65,686)	—	—	(171,167)	—	(236,853)
Futures contracts	2,396,790	—	35,171,992	—	—	37,568,782
Forward foreign currency contracts	—	(85,824)	—	—	—	(85,824)
Total	$2,332,793	$(85,824)	$28,984,109	$(160,437)	$—	$31,070,641

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$(1,292,270)	$—	$—	$(1,292,270)
Written options and swaptions	8,388	—	—	1,508	—	9,896
Swap agreements	(61,442)	—	—	69,499	—	8,057
Futures contracts	(304,883)	—	(3,666,144)	—	—	(3,971,027)
Forward foreign currency contracts	—	67,501	—	—	—	67,501
Total	$(357,937)	$67,501	$(4,958,414)	$71,007	$—	$(5,177,843)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Options:
Average value of option contracts purchased	$5,714,291
Average value of option contracts written	(8,216)
Average notional value of swaption contracts written	(2,571,428)
Credit default swaps:
Average notional value – buy protection	5,785,714
Average notional value – sell protection	2,014,204
Interest rate swaps:
Average notional value – pays fixed rate	1,300,000
Average notional value – receives fixed rate	2,587,082
Futures contracts:
Average notional value of contracts – long	265,662,543
Average notional value of contracts – short	(27,229,261)
Forward foreign currency exchange contracts:
Average contract amounts purchased – in USD	3,273,380
Average contract amounts sold – in USD	4,280,483

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2021. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Bank of America, N.A.	$8,507	$(4,608)	$—	$3,899	$4,608	$(4,608)	$—	$—
BNP Paribas	476	(476)		—	6,433	(476)		5,957
Citibank, N.A.	24,273	(11,784)	—	12,489	11,784	(11,784)	—	—
Deutsche Bank AG	—	—		—	362	—		362
Goldman Sachs Bank	36,092	(1,686)	—	34,406	1,686	(1,686)	—	—
Goldman Sachs International	15,662	(288)	—	15,374	288	(288)	—	—
HSBC Bank USA	38,821	(734)	—	38,087	734	(734)	—	—
Morgan Stanley & Co., Inc.	—	—		—	7,902	—		7,902
Other Derivatives (C)	10,230,258	—	—	10,230,258	1,757,673	—	—	1,757,673

Total	$10,354,089	$(19,576)	$—	$10,334,513	$1,791,470	$(19,576)	$—	$1,771,894

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset class allocation risk: The Portfolio’s investment performance depends on the Portfolio’s asset class allocation and reallocation from time to time. The investment manager’s and subadvisers’ decisions may not produce the desired results.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK FACTORS (continued)

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). Plans are underway to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR recently announced a possible delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instrument in which the Portfolio invests, and financial markets generally.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.82%
Over $250 million up to $750 million	0.81
Over $750 million up to $1.5 billion	0.79
Over $1.5 billion	0.76

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2021
Initial Class	0.94%	May 1, 2022
Service Class	1.19	May 1, 2022
Prior to May 1, 2021
Initial Class	0.95
Service Class	1.20

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 16,313,963	$ 24,435,950	$ 16,653,599	$ 54,138,286

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 351,484,892	$ 10,875,212	$ (5,135,740)	$ 5,739,472

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2010-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

13. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

13. LEGAL PROCEEDINGS (continued)

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Tactical – Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on September 17, 2012 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Tactical – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$990.10	$3.31	$1,021.50	$3.36	0.67%
Service Class	1,000.00	989.10	4.54	1,020.20	4.61	0.92

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	37.2%
U.S. Government Obligations	20.4
U.S. Government Agency Obligations	16.3
Asset-Backed Securities	11.0
Mortgage-Backed Securities	10.1
Short-Term U.S. Government Obligations	7.5
Foreign Government Obligations	5.7
Other Investment Company	1.1
Short-Term Foreign Government Obligations	1.0
Preferred Stock	0.9
Municipal Government Obligations	0.5
Short-Term U.S. Government Agency Obligations	0.5
Repurchase Agreement	0.3
Loan Assignment	0.2
Over-the-Counter Interest Rate Swaptions Purchased	0.0 *
Over-the-Counter Options Purchased	0.0 *
Net Other Assets (Liabilities) ^	(12.7)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	7.51
Duration †	5.55

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	36.7%
AAA	13.6
AA	2.1
A	10.9
BBB	25.3
BB	5.3
B	1.1
CCC and Below	10.6
Not Rated	7.1
Net Other Assets (Liabilities) ^	(12.7)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.0%
Adams Mill CLO Ltd. Series 2014-1A, Class A1R, 3-Month LIBOR + 1.10%, 1.28% (A), 07/15/2026 (B)	$720,699	$720,734
Ameriquest Mortgage Securities Trust Series 2006-R1, Class M1, 1-Month LIBOR + 0.59%, 0.68% (A), 03/25/2036	93,008	92,568
Anchorage Capital CLO 16 Ltd. Series 2020-16A, Class A, 3-Month LIBOR + 1.40%, 1.59% (A), 10/20/2031 (B)	4,300,000	4,303,719
Aqueduct European CLO DAC Series 2017-1A, Class AR, 3-Month EURIBOR + 0.64%, 0.64% (A), 07/20/2030 (B)	EUR 5,500,000	6,521,724
Ares European CLO X DAC Series 10A, Class AR, 3-Month EURIBOR + 0.78%, 0.78% (A), 10/15/2031 (B)	4,400,000	5,215,583
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W4, Class A2D, 1-Month LIBOR + 0.76%, 0.85% (A), 02/25/2036	$2,224,476	2,026,035
Assurant CLO Ltd. Series 2018-3A, Class AR, 3-Month LIBOR + 1.04%, 1.14% (A), 10/20/2031 (B)	5,500,000	5,500,000
Aurium CLO II DAC Series 2A, Class AR, 3-Month EURIBOR + 0.68%, 0.68% (A), 10/13/2029 (B)	EUR 2,670,290	3,166,296
Bain Capital Credit CLO Ltd. Series 2017-2A, Class AR, 3-Month LIBOR + 1.25%, 1.43% (A), 07/25/2030 (B)	$5,497,557	5,497,557
Barings CLO BV Series 2016-1A, Class A1R, 3-Month EURIBOR + 0.68%, 0.68% (A), 07/27/2030 (B)	EUR 3,789,465	4,489,251
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2, 1-Month LIBOR + 0.98%, 1.07% (A), 03/25/2035	$415,763	415,609
Series 2005-HE6, Class M2, 1-Month LIBOR + 1.01%, 1.10% (A), 06/25/2035	139,652	139,652
Series 2006-HE10, Class 21A3, 1-Month LIBOR + 0.24%, 0.33% (A), 12/25/2036	12,687,647	12,338,569
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1, 1-Month LIBOR + 0.66%, 0.75% (A), 10/25/2032	4,444	4,423
Series 2004-1, Class M1, 1-Month LIBOR + 0.98%, 1.07% (A), 06/25/2034	1,388,087	1,419,042
Series 2006-SD3, Class 21A1, 2.99% (A), 07/25/2036	46,106	46,336

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC Series 2018-2A, Class A1, 3.23%, 08/15/2030 (B)	$ 2,363,775	$ 2,382,546
CIFC Funding Ltd. Series 2015-5A, Class A1R, 3-Month LIBOR + 0.86%, 1.04% (A), 10/25/2027 (B)	6,913,747	6,914,086
Series 2017-4A, Class A1R, 3-Month LIBOR + 0.95%, 1.04% (A), 10/24/2030 (B)	5,400,000	5,401,372
CIT Mortgage Loan Trust Series 2007-1, Class 1A, 1-Month LIBOR + 1.35%, 1.44% (A), 10/25/2037 (B)	2,514,613	2,539,182
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2004-OPT1, Class M3, 1-Month LIBOR + 0.95%, 1.04% (A), 10/25/2034	3,869,591	3,852,783
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC1, Class A1, 1-Month LIBOR + 0.16%, 0.25% (A), 12/25/2036 (B)	7,430,607	4,963,983
Series 2007-FS1, Class 1A1, 4.42% (A), 10/25/2037 (B)	2,269,062	2,357,866
Cordatus CLO PLC Series 11A, Class AR, 3-Month EURIBOR + 0.65%, 0.65% (A), 10/15/2031 (B)	EUR 4,400,000	5,182,204
Countrywide Asset-Backed Certificates
Series 2006-20, Class 1A, 1-Month LIBOR + 0.14%, 0.23% (A), 04/25/2047	$ 2,702,073	2,637,804
Series 2006-24, Class 1A, 1-Month LIBOR + 0.14%, 0.23% (A), 06/25/2047	7,763,483	7,362,367
Series 2006-24, Class 2A3, 1-Month LIBOR + 0.15%, 0.24% (A), 06/25/2047	1,137,966	1,131,771
Series 2007-2, Class 2A3, 1-Month LIBOR + 0.14%, 0.23% (A), 08/25/2037	2,673,101	2,645,106
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-9, Class MV4, 1-Month LIBOR + 1.58%, 1.67% (A), 11/25/2034	2,500,000	2,478,184
Dryden XXV Senior Loan Fund Series 2012-25A, Class ARR, 3-Month LIBOR + 0.90%, 1.08% (A), 10/15/2027 (B)	5,219,505	5,219,651
Evergreen Credit Card Trust Series 2019-2, Class A, 1.90%, 09/16/2024 (B)	8,100,000	8,261,812
First Franklin Mortgage Loan Trust Series 2006-FF14, Class A6, 1-Month LIBOR + 0.31%, 0.40% (A), 10/25/2036	5,400,000	4,638,695

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
FREMF Mortgage Trust Series 2018-CRE1, Class A, 1-Month LIBOR + 1.13%, 1.20% (A), 05/15/2028 (B)	$ 2,284,691	$ 2,284,692
Gallatin CLO IX Ltd. Series 2018-1A, Class A, 3-Month LIBOR + 1.05%, 1.24% (A), 01/21/2028 (B)	5,582,640	5,582,825
GSAMP Trust Series 2005-HE1, Class M2, 1-Month LIBOR + 1.32%, 1.41% (A), 12/25/2034	2,626,291	2,268,685
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 0.69% (A), 11/25/2032	1,283	1,199
Series 2004-4, Class M1,
1-Month LIBOR + 0.78%, 0.87% (A), 10/25/2034	2,375,261	2,361,445
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A, Class 1A, 1-Month LIBOR + 0.22%, 0.31% (A), 04/25/2037	1,262,638	1,087,937
KVK CLO Ltd. Series 2013-1A, Class AR, 3-Month LIBOR + 0.90%, 1.09% (A), 01/14/2028 (B)	2,637,077	2,637,135
LCM XV, LP Series 15A, Class AR2, 3-Month LIBOR + 1.00%, 1.19% (A), 07/20/2030 (B)	5,300,000	5,300,138
Master Asset-Backed Securities Trust Series 2007-HE2, Class A1, 1-Month LIBOR + 1.15%, 1.24% (A), 08/25/2037	2,695,044	2,582,608
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1-Month LIBOR + 0.93%, 1.02% (A), 11/25/2034	807,087	805,795
Series 2005-WMC6, Class M3,
1-Month LIBOR + 0.77%, 0.86% (A), 07/25/2035	334,367	344,206
Series 2007-HE5, Class A2C,
1-Month LIBOR + 0.25%, 0.34% (A), 03/25/2037	2,586,233	1,410,014
Series 2007-NC2, Class A2C,
1-Month LIBOR + 0.26%, 0.35% (A), 02/25/2037	8,646,384	5,205,899
Newcastle Mortgage Securities Trust Series 2006-1, Class M5, 1-Month LIBOR + 0.72%, 0.81% (A), 03/25/2036	5,500,000	5,288,004
OCP CLO Ltd. Series 2015-9A, Class A1R, 3-Month LIBOR + 0.80%, 0.98% (A), 07/15/2027 (B)	1,087,685	1,087,720
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (B)	1,826,258	1,834,007

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Option One Mortgage Loan Trust
Series 2007-2, Class 1A1,
1-Month LIBOR + 0.14%, 0.23% (A), 03/25/2037	$ 4,508,196	$ 3,440,671
Series 2007-5, Class 1A1,
1-Month LIBOR + 0.22%, 0.31% (A), 05/25/2037	7,009,009	5,172,132
RASC Trust
Series 2005-KS11, Class M2,
1-Month LIBOR + 0.63%, 0.72% (A), 12/25/2035	5,138,224	5,123,042
Series 2006-EMX1, Class M1,
1-Month LIBOR + 0.41%, 0.71% (A), 01/25/2036	239,420	239,313
Series 2006-KS9, Class AI3,
1-Month LIBOR + 0.16%, 0.25% (A), 11/25/2036	240,768	261,110
Santander Drive Auto Receivables Trust Series 2020-2, Class A2A, 0.62%, 05/15/2023	201,073	201,111
SLM Student Loan Trust Series 2003-11, Class A6, 3-Month LIBOR + 0.55%, 0.67% (A), 12/15/2025 (B)	2,465,142	2,464,854
Sound Point CLO XII Ltd. Series 2016-2A, Class AR2, 3-Month LIBOR + 1.05%, 1.24% (A), 10/20/2028 (B)	6,188,415	6,188,434
Sound Point CLO XVI Ltd. Series 2017-2A, Class AR, 3-Month LIBOR + 0.98%, 1.16% (A), 07/25/2030 (B)	5,000,000	4,997,290
Soundview Home Loan Trust
Series 2005-3, Class M3,
1-Month LIBOR + 0.83%, 0.92% (A), 06/25/2035	32,402	33,627
Series 2007-WMC1, Class 3A1,
1-Month LIBOR + 0.11%, 0.20% (A), 02/25/2037	1,166,342	420,072
Steele Creek CLO Ltd. Series 2015-1A, Class AR2, 3-Month LIBOR + 0.90%, 1.05% (A), 05/21/2029 (B)	5,300,000	5,295,495
Structured Asset Investment Loan Trust Series 2005-9, Class M1, 1-Month LIBOR + 0.63%, 0.72% (A), 11/25/2035	5,844,962	5,765,041
STWD Ltd. Series 2021-FL2, Class A, 1-Month LIBOR + 1.20%, 1.28% (A), 04/18/2038 (B)	5,300,000	5,306,633
TICP CLO III Ltd. Series 2018-3R, Class A, 3-Month LIBOR + 0.84%, 1.03% (A), 04/20/2028 (B)	4,050,693	4,050,843
Tralee CLO Ltd. Series 2018-5A, Class A1, 3-Month LIBOR + 1.11%, 1.30% (A), 10/20/2028 (B)	7,785,019	7,785,174

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	$ 10,670	$ 11,044
Series 2004-20C, Class 1,
4.34%, 03/01/2024	90,356	93,282
Series 2008-20L, Class 1,
6.22%, 12/01/2028	311,566	349,321
Venture XX CLO Ltd. Series 2015-20A, Class AR, 3-Month LIBOR + 0.82%, 1.00% (A), 04/15/2027 (B)	1,751,750	1,751,792
Venture XXIV CLO Ltd. Series 2016-24A, Class ARR, 3-Month LIBOR + 0.90%, 1.09% (A), 10/20/2028 (B)	5,404,456	5,400,964
Venture XXVII CLO Ltd. Series 2017-27A, Class AR, 3-Month LIBOR + 1.05%, 1.24% (A), 07/20/2030 (B)	5,500,000	5,491,183
Wachovia Mortgage Loan Trust Series 2005-WMC1, Class M2, 1-Month LIBOR + 0.69%, 0.78% (A), 10/25/2035	3,504,585	3,373,705
WaMu Asset-Backed Certificates Trust Series 2007-HE2, Class 2A3, 1-Month LIBOR + 0.25%, 0.34% (A), 04/25/2037	3,719,273	1,836,162

Total Asset-Backed Securities (Cost $221,294,143)		235,001,114

CORPORATE DEBT SECURITIES - 37.2%
Aerospace & Defense - 0.8%
Boeing Co.
1.43%, 02/04/2024	6,600,000	6,621,949
2.75%, 02/01/2026	5,800,000	6,060,888
Spirit AeroSystems, Inc. 3.95%, 06/15/2023 (C)	4,200,000	4,223,100
Textron, Inc. 2.45%, 03/15/2031	800,000	801,581

		17,707,518

Airlines - 0.4%
American Airlines Pass-Through Trust 3.35%, 04/15/2031	2,680,426	2,726,406
Continental Airlines Pass-Through Trust 4.15%, 10/11/2025	1,485,313	1,577,834
JetBlue Pass-Through Trust 2.75%, 11/15/2033	3,380,529	3,474,680

		7,778,920

Automobiles - 0.5%
Nissan Motor Co. Ltd.
3.20%, 09/17/2028 (D)	EUR 4,100,000	5,502,158
4.81%, 09/17/2030 (B)	$5,400,000	6,102,900

		11,605,058

Banks - 8.8%
AIB Group PLC 4.75%, 10/12/2023 (B)	6,600,000	7,168,866

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/2023	$ 1,600,000	$ 1,605,325
1.13%, 09/18/2025	1,600,000	1,586,603
Banco Espirito Santo SA
2.63%, 05/08/2017 (D) (E) (F)	EUR 1,600,000	265,608
4.00%, 01/21/2019 (D) (E) (F)	800,000	132,804
Banco Santander SA 3.85%, 04/12/2023	$6,800,000	7,187,608
Bank of America Corp.
Fixed until 09/25/2024, 0.98% (A), 09/25/2025	5,100,000	5,096,505
Fixed until 10/24/2025, 1.20% (A), 10/24/2026	6,500,000	6,440,313
Banque Federative du Credit Mutuel SA 3-Month LIBOR + 0.96%, 1.15% (A), 07/20/2023 (B)	8,000,000	8,126,189
Barclays Bank PLC 7.63%, 11/21/2022	756,000	824,448
Barclays PLC
3-Month LIBOR + 1.63%, 1.81% (A), 01/10/2023	5,200,000	5,238,870
Fixed until 09/15/2023 (G), 7.75% (A)	6,500,000	7,141,875
Fixed until 09/15/2022 (G), 7.88% (A) (D)	GBP 3,000,000	4,450,286
BBVA USA 2.50%, 08/27/2024	$4,000,000	4,209,563
BNP Paribas SA
Fixed until 09/30/2027, 1.90% (A), 09/30/2028 (B)	5,400,000	5,366,239
Fixed until 02/25/2031 (G), 4.63% (A) (B) (C)	5,200,000	5,413,304
Citigroup, Inc. 3-Month LIBOR + 1.43%, 1.56% (A), 09/01/2023	4,300,000	4,360,701
Cooperatieve Rabobank UA 4.38%, 08/04/2025	7,400,000	8,260,360
ING Groep NV 4.63%, 01/06/2026 (B)	900,000	1,027,462
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (A), 04/22/2027	5,300,000	5,329,822
Fixed until 04/23/2023, 3.56% (A), 04/23/2024	1,100,000	1,159,887
3.90%, 07/15/2025	6,150,000	6,804,515
Lloyds Bank PLC 7.50% (H), 04/02/2032 (D)	9,600,000	7,503,546
Lloyds Banking Group PLC Fixed until 06/27/2023 (G), 7.63% (A) (D)	GBP 2,500,000	3,782,599
Mitsubishi UFJ Financial Group, Inc. 3.41%, 03/07/2024	$5,100,000	5,465,665
Mizuho Financial Group, Inc.
Fixed until 07/10/2023, 1.24% (A), 07/10/2024	5,400,000	5,473,798
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	8,100,000	8,676,364
Natwest Group PLC
Fixed until 05/15/2022, 3.50% (A), 05/15/2023	5,000,000	5,129,937

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Natwest Group PLC (continued)
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	$ 5,000,000	$ 5,367,300
Fixed until 08/15/2021 (G), 8.63% (A)	3,800,000	3,831,350
NatWest Markets PLC 0.63%, 03/02/2022 (D)	EUR 5,800,000	6,926,538
Societe Generale SA 4.25%, 09/14/2023 (B)	$6,500,000	6,985,449
Standard Chartered PLC Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	5,400,000	5,348,343
Sumitomo Mitsui Financial Group, Inc. 1.47%, 07/08/2025	5,300,000	5,354,078
UniCredit SpA
6.57%, 01/14/2022 (B)	7,000,000	7,215,905
7.83%, 12/04/2023 (B)	5,650,000	6,515,919
Wells Fargo & Co.
Fixed until 05/19/2024, 0.81% (A), 05/19/2025	5,400,000	5,391,007
3-Month LIBOR + 1.23%, 1.42% (A), 10/31/2023	2,000,000	2,027,795

		188,192,746

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. 4.50%, 06/01/2050 (C)	5,700,000	6,953,789
Molson Coors Beverage Co. 2.10%, 07/15/2021	2,400,000	2,401,608

		9,355,397

Biotechnology - 0.4%
AbbVie, Inc. 2.95%, 11/21/2026	6,400,000	6,884,356
Regeneron Pharmaceuticals, Inc. 1.75%, 09/15/2030	2,800,000	2,656,057

		9,540,413

Capital Markets - 2.8%
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 1.36% (A), 06/12/2024 (B)	6,600,000	6,701,918
Fixed until 06/12/2023, 4.21% (A), 06/12/2024 (B)	6,700,000	7,135,094
Deutsche Bank AG
3.30%, 11/16/2022	4,500,000	4,658,203
3.70%, 05/30/2024	8,200,000	8,785,659
4.25%, 10/14/2021	4,100,000	4,144,436
5.00%, 02/14/2022	5,300,000	5,444,867
Goldman Sachs Group, Inc. 3.75%, 05/22/2025	10,700,000	11,715,022
Nomura Holdings, Inc. 2.68%, 07/16/2030	4,200,000	4,270,335
UBS Group AG
4.13%, 09/24/2025 (B)	2,200,000	2,450,800
4.25%, 03/23/2028 (B)	4,900,000	5,546,648

		60,852,982

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.5%
International Flavors & Fragrances, Inc. 1.23%, 10/01/2025 (B)	$ 5,400,000	$ 5,373,093
Syngenta Finance NV 4.44%, 04/24/2023 (B)	5,000,000	5,277,943

		10,651,036

Communications Equipment - 0.2%
Motorola Solutions, Inc. 2.30%, 11/15/2030	5,500,000	5,407,294

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022 (B)	360,315	355,811
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (I)	3,936,295	944,711
Odebrecht Oil & Gas Finance Ltd. Zero Coupon, 08/02/2021 (B) (G)	500,930	5,014

		1,305,536

Consumer Finance - 3.4%
Capital One Financial Corp. 4.25%, 04/30/2025	6,000,000	6,687,694
Daimler Finance North America LLC 2.55%, 08/15/2022 (B)	8,000,000	8,187,114
Ford Motor Credit Co. LLC
3-Month EURIBOR + 0.37%, Zero Coupon (A), 12/01/2021	EUR 800,000	947,185
1.74%, 07/19/2024	800,000	961,672
2.33%, 11/25/2025	900,000	1,102,426
3.25%, 09/15/2025	1,700,000	2,159,399
4.38%, 08/06/2023	$5,200,000	5,491,200
4.54%, 03/06/2025	GBP 3,700,000	5,482,882
General Motors Financial Co., Inc.
3-Month EURIBOR + 0.55%, 0.01% (A), 03/26/2022 (D)	EUR 1,900,000	2,256,516
4.20%, 11/06/2021	$6,400,000	6,483,779
Hyundai Capital America 0.80%, 04/03/2023 (B)	5,500,000	5,498,916
Nissan Motor Acceptance Corp. 2.60%, 09/28/2022 (D)	6,130,000	6,255,900
OneMain Finance Corp. 6.88%, 03/15/2025	5,600,000	6,320,160
Volkswagen Bank GmbH 1.88%, 01/31/2024 (D)	EUR 2,300,000	2,859,095
Volkswagen Group of America Finance LLC
3-Month LIBOR + 0.86%, 0.99% (A), 09/24/2021 (B)	$5,400,000	5,409,948
3.35%, 05/13/2025 (B)	6,500,000	7,016,655

		73,120,541

Diversified Financial Services - 1.4%
Aircastle Ltd. 2.85%, 01/26/2028 (B)	4,400,000	4,425,353
Aviation Capital Group LLC
3.88%, 05/01/2023 (B)	3,900,000	4,085,675
5.50%, 12/15/2024 (B)	4,800,000	5,426,034
DAE Funding LLC 1.63%, 02/15/2024 (B)	5,500,000	5,470,781

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
GE Capital Funding LLC 3.45%, 05/15/2025	$ 5,200,000	$ 5,661,516
Mitsubishi HC Capital, Inc. 2.25%, 09/07/2021 (D)	4,100,000	4,111,931
Tayarra Ltd. 3.63%, 02/15/2022	810,032	818,474

		29,999,764

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
2.25%, 02/01/2032	6,600,000	6,485,825
2.75%, 06/01/2031	6,500,000	6,761,163
Level 3 Financing, Inc. 3.40%, 03/01/2027 (B)	5,100,000	5,416,455

		18,663,443

Electric Utilities - 2.8%
Alabama Power Co. 1.45%, 09/15/2030	2,400,000	2,292,561
Appalachian Power Co. 2.70%, 04/01/2031	5,300,000	5,485,507
Edison International 3.55%, 11/15/2024	3,900,000	4,145,641
Enel Finance International NV 4.25%, 09/14/2023 (B)	1,746,000	1,880,634
Evergy, Inc. 2.45%, 09/15/2024	1,500,000	1,574,158
FirstEnergy Corp. 4.40%, 07/15/2027	3,100,000	3,371,250
Florida Power & Light Co. 3.70%, 12/01/2047	3,000,000	3,531,169
Jersey Central Power & Light Co. 4.70%, 04/01/2024 (B)	4,700,000	5,113,816
NextEra Energy Capital Holdings, Inc. 2.20%, 12/02/2026	AUD 7,700,000	5,813,652
Pacific Gas & Electric Co.
3-Month LIBOR + 1.38%, 1.53% (A), 11/15/2021	$4,300,000	4,308,810
1.75%, 06/16/2022	4,300,000	4,297,497
3.15%, 01/01/2026	5,100,000	5,262,408
3.30%, 12/01/2027 (J)	300,000	308,597
3.40%, 08/15/2024 (J)	2,000,000	2,099,674
3.45%, 07/01/2025	1,800,000	1,887,532
3.50%, 06/15/2025 (C) (J)	1,000,000	1,049,013
4.25%, 08/01/2023 (J)	1,700,000	1,801,409
Southern California Edison Co. 3.65%, 06/01/2051	5,400,000	5,409,381

		59,632,709

Entertainment - 0.5%
Electronic Arts, Inc. 1.85%, 02/15/2031	4,200,000	4,064,110
Walt Disney Co. 3.60%, 01/13/2051	5,600,000	6,352,831

		10,416,941

Equity Real Estate Investment Trusts - 3.8%
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/2031	1,300,000	1,430,446
4.30%, 01/15/2026	4,100,000	4,596,845

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
American Tower Corp.
2.40%, 03/15/2025	$ 5,100,000	$ 5,329,584
3.38%, 05/15/2024	7,800,000	8,342,531
Boston Properties, LP 3.40%, 06/21/2029	6,500,000	7,061,481
Brandywine Operating Partnership, LP 3.95%, 11/15/2027	2,500,000	2,718,223
Digital Realty Trust, LP 3.70%, 08/15/2027	1,600,000	1,791,783
Federal Realty Investment Trust 3.50%, 06/01/2030 (C)	2,100,000	2,308,321
Hudson Pacific Properties, LP 4.65%, 04/01/2029	1,200,000	1,381,086
Kimco Realty Corp. 1.90%, 03/01/2028	5,500,000	5,494,685
MPT Operating Partnership, LP / MPT Finance Corp. 2.55%, 12/05/2023	GBP 1,000,000	1,419,247
Omega Healthcare Investors, Inc. 3.38%, 02/01/2031	$5,500,000	5,656,149
Piedmont Operating Partnership, LP 3.15%, 08/15/2030	5,500,000	5,588,402
Sabra Health Care, LP 3.90%, 10/15/2029	900,000	952,018
Service Properties Trust 4.35%, 10/01/2024	6,500,000	6,545,500
Simon Property Group, LP 2.00%, 09/13/2024	6,800,000	7,039,330
Unibail-Rodamco-Westfield SE 1.00%, 03/14/2025 (D)	EUR 4,900,000	6,044,756
Welltower, Inc. 4.25%, 04/15/2028	$5,900,000	6,768,574

		80,468,961

Food & Staples Retailing - 0.2%
7-Eleven, Inc. 1.80%, 02/10/2031 (B)	5,500,000	5,263,823

Gas Utilities - 0.6%
Boston Gas Co. 3.00%, 08/01/2029 (B)	6,150,000	6,478,452
National Fuel Gas Co. 2.95%, 03/01/2031	5,500,000	5,538,022

		12,016,474

Health Care Providers & Services - 0.5%
Anthem, Inc. 2.55%, 03/15/2031	5,300,000	5,468,020
HCA, Inc.
5.38%, 09/01/2026	5,300,000	6,095,000
5.88%, 02/01/2029	100,000	120,750

		11,683,770

Hotels, Restaurants & Leisure - 1.5%
Choice Hotels International, Inc. 3.70%, 12/01/2029	2,400,000	2,598,024
Expedia Group, Inc.
2.95%, 03/15/2031	2,500,000	2,537,897
3.80%, 02/15/2028	1,200,000	1,306,112
GLP Capital, LP / GLP Financing II, Inc. 4.00%, 01/15/2030	6,100,000	6,547,191

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. 4.15%, 12/01/2023 (C)	$ 7,000,000	$ 7,506,084
Marriott Ownership Resorts, Inc. / ILG LLC 6.50%, 09/15/2026	4,000,000	4,155,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025 (B) (C)	6,200,000	6,676,532

		31,326,840

Insurance - 0.9%
Ambac LSNI LLC 3-Month LIBOR + 5.00%, 6.00% (A), 02/12/2023 (B)	5,130,774	5,130,774
American International Group, Inc. 3.75%, 07/10/2025	2,200,000	2,426,572
Great-West Lifeco US Finance, LP 0.90%, 08/12/2025 (B)	5,500,000	5,444,629
Sitka Holdings LLC 3-Month LIBOR + 4.50%, 4.64% (A), 07/06/2026 (B) (K)	5,500,000	5,492,674

		18,494,649

IT Services - 0.3%
PayPal Holdings, Inc. 2.85%, 10/01/2029	6,700,000	7,253,461

Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
3-Month LIBOR + 1.65%, 1.83% (A), 02/01/2024	3,500,000	3,597,720
4.46%, 07/23/2022	3,800,000	3,933,985
Time Warner Cable LLC 4.00%, 09/01/2021	2,400,000	2,400,000

		9,931,705

Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines, LP 3.40%, 02/15/2031	4,300,000	4,569,662
Chevron Corp. 2.24%, 05/11/2030 (C)	5,400,000	5,570,496
Shell International Finance BV 2.75%, 04/06/2030 (C)	5,800,000	6,188,793
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030 (B)	6,500,000	6,750,360

		23,079,311

Pharmaceuticals - 1.4%
Bayer US Finance II LLC
3.88%, 12/15/2023 (B)	13,800,000	14,777,281
4.25%, 12/15/2025 (B)	3,800,000	4,234,796
Takeda Pharmaceutical Co. Ltd. 2.05%, 03/31/2030	3,500,000	3,475,937
Teva Pharmaceutical Finance II BV
1.25%, 03/31/2023 (D)	EUR 2,800,000	3,245,398
3.25%, 04/15/2022	3,800,000	4,545,051

		30,278,463

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom, Inc.
3.46%, 09/15/2026	$5,524,000	$ 6,013,993
4.11%, 09/15/2028	5,261,000	5,923,186
5.00%, 04/15/2030	5,300,000	6,264,576

		18,201,755

Software - 0.3%
VMware, Inc. 2.95%, 08/21/2022	7,100,000	7,283,489

Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC / EMC Corp.
5.30%, 10/01/2029 (C)	4,100,000	4,951,662
5.45%, 06/15/2023	6,500,000	7,050,897

		12,002,559

Tobacco - 0.5%
Imperial Brands Finance PLC
3.50%, 07/26/2026 (B)	4,420,000	4,733,716
4.25%, 07/21/2025 (B)	4,900,000	5,399,910

		10,133,626

Wireless Telecommunication Services - 0.3%
Sprint Corp. 7.13%, 06/15/2024	200,000	230,750
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC 3.36%, 03/20/2023 (B)	450,000	452,250
T-Mobile USA, Inc. 2.55%, 02/15/2031	5,100,000	5,152,887

		5,835,887

Total Corporate Debt Securities (Cost $769,718,264)		797,485,071

FOREIGN GOVERNMENT OBLIGATIONS - 5.7%
Brazil - 2.2%
Brazil Letras do Tesouro Nacional Zero Coupon, 10/01/2021 - 01/01/2022	BRL 234,400,000	46,518,461

Israel - 0.6%
Israel Government Bond 5.50%, 01/31/2022	ILS 16,500,000	5,338,972
Israel Government International Bond 2.75%, 07/03/2030	$6,400,000	6,831,424

		12,170,396

Japan - 1.3%
Japan Bank for International Cooperation 2.88%, 07/21/2027	8,500,000	9,288,158
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)	8,400,000	8,556,665
3.38%, 09/27/2023 (B)	10,500,000	11,149,683

		28,994,506

Kuwait - 0.1%
Kuwait International Government Bond 2.75%, 03/20/2022 (D)	1,300,000	1,322,381

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 0.7%
Peru Government International Bond
5.94%, 02/12/2029 (D)	PEN 13,200,000	$ 3,748,113
6.35%, 08/12/2028 (D)	9,600,000	2,790,667
6.95%, 08/12/2031 (D)	3,000,000	874,884
8.20%, 08/12/2026 (D)	23,000,000	7,419,407

		14,833,071

Qatar - 0.8%
Qatar Government International Bond
4.50%, 04/23/2028 (D)	$7,300,000	8,614,000
5.10%, 04/23/2048 (D)	6,900,000	9,160,440

		17,774,440

Total Foreign Government Obligations (Cost $112,955,491)		121,613,255

LOAN ASSIGNMENT - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Wyndham Hotels & Resorts, Inc. Term Loan B, 1-Month LIBOR + 1.75%, 1.85% (A), 05/30/2025	4,181,750	4,144,578

Total Loan Assignment (Cost $4,181,750)		4,144,578

MORTGAGE-BACKED SECURITIES - 10.1%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A1, 3.90%, 08/10/2035 (B)	5,900,000	6,450,308
ACRES Commercial Realty Corp. Series 2020-RSO9, Class A, 1-Month LIBOR + 2.50%, 2.62% (A), 04/17/2037 (B)	2,169,596	2,172,000
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21,
2.96% (A), 01/25/2036	51,982	48,986
Series 2005-4, Class 1A1,
2.15% (A), 08/25/2035	61,088	47,330
Series 2005-5, Class 2A1,
2.71% (A), 09/25/2035	44,349	42,182
Alternative Loan Trust
Series 2003-J3, Class 2A1,
6.25%, 12/25/2033	15,389	15,649
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.42%, 0.51% (A), 05/25/2035	111,435	108,185
Series 2005-56, Class 5A2,
1-Month LIBOR + 1.54%, 1.63% (A), 11/25/2035	265,346	244,366
Series 2005-62, Class 2A1,
12-MTA + 1.00%, 1.12% (A), 12/25/2035	9,274	8,486
Series 2005-76, Class 1A2,
12-MTA + 2.00%, 2.12% (A), 01/25/2036	5,543,089	4,827,872
Series 2005-80CB, Class 1A1,
6.00%, 02/25/2036	2,681,680	2,670,348

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 0.63% (A), 08/25/2035	$ 3,435,829	$ 2,337,221
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 0.28% (A), 09/20/2046	1,549,116	1,402,108
Series 2006-OA21, Class A1,
1-Month LIBOR + 0.19%, 0.28% (A), 03/20/2047	1,548,820	1,331,956
Series 2007-9T1, Class 1A10,
6.00%, 05/25/2037	719,764	479,130
Series 2007-HY4, Class 1A1,
2.50% (A), 06/25/2037	540,529	490,312
American Home Mortgage Assets Trust Series 2007-1, Class A1, 12-MTA + 0.70%, 0.82% (A), 02/25/2047	2,944,972	1,665,317
Ashford Hospitality Trust Series 2018-AHT1, Class A, 1-Month LIBOR + 1.00%, 1.07% (A), 06/15/2035 (B)	7,500,000	7,505,872
Banc of America Funding Trust
Series 2005-D, Class A1,
2.85% (A), 05/25/2035	1,509,145	1,527,434
Series 2006-D, Class 5A1,
2.71% (A), 05/20/2036	125,731	122,685
Series 2006-J, Class 4A1,
3.35% (A), 01/20/2047	32,498	31,072
BCAP LLC Trust
Series 2009-RR3, Class 2A2,
2.65% (A), 05/26/2037 (B)	4,333,183	3,894,801
Series 2013-RR12, Class 1A3,
1-Month LIBOR + 0.50%, 0.59% (A), 05/26/2035 (B)	4,878	4,862
Bear Stearns Alt-A Trust
Series 2005-8, Class 21A1,
2.55% (A), 10/25/2035	1,159,192	1,100,729
Series 2006-6, Class 31A1,
3.11% (A), 11/25/2036	2,202,120	1,676,242
Series 2006-6, Class 32A1,
3.09% (A), 11/25/2036	479,672	319,836
Series 2006-8, Class 3A1,
1-Month LIBOR + 0.32%, 0.41% (A), 02/25/2034	219,184	212,282
Series 2006-R1, Class 2E21,
3.09% (A), 08/25/2036	501,275	428,385
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
2.72% (A), 08/25/2033	198,483	199,742
Series 2003-8, Class 2A1,
2.30% (A), 01/25/2034	16,342	16,609
Series 2003-8, Class 4A1,
2.74% (A), 01/25/2034	42,186	43,584
Series 2003-9, Class 2A1,
2.89% (A), 02/25/2034	23,240	23,563
Series 2004-10, Class 22A1,
4.34% (A), 01/25/2035	41,745	43,318
Series 2006-4, Class 1A1,
3.05% (A), 10/25/2036	66,002	64,810

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
3.23% (A), 01/26/2036	$ 160,261	$ 135,791
Series 2007-R6, Class 2A1,
2.99% (A), 12/26/2046	135,196	117,517
Business Mortgage Finance 7 PLC Series 7X, Class A1, 3-Month GBP LIBOR + 1.00%, 1.09% (A), 02/15/2041 (D)	GBP 1,001,205	1,378,405
CHL Mortgage Pass-Through Trust
Series 2004-12, Class 11A1,
2.99% (A), 08/25/2034	$8,909	8,895
Series 2005-HY10, Class 5A1,
2.93% (A), 02/20/2036	47,521	38,831
Citigroup Commercial Mortgage Trust Series 2016-P5, Class AAB, 2.84%, 10/10/2049	7,200,000	7,566,676
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
1-Year CMT + 2.10%, 2.22% (A), 09/25/2035	78,171	81,609
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 2.21% (A), 09/25/2035	40,069	41,799
COMM Mortgage Trust Series 2016-787S, Class A, 3.55%, 02/10/2036 (B)	5,000,000	5,416,780
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR15, Class 2A1, 2.74% (A), 06/25/2033	124,977	125,832
CSMC Trust Series 2008-3R, Class 1A2, 3.23% (A), 07/26/2037 (B)	594,195	504,988
DBGS Mortgage Trust Series 2019-1735, Class A, 3.84%, 04/10/2037 (B)	6,500,000	7,328,028
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-AR1, Class 2A1, 1.99% (A), 08/25/2035	50,477	49,959
DOLP Trust Series 2021-NYC, Class A, 2.96%, 05/10/2041 (B)	5,300,000	5,656,478
Eurosail PLC Series 2007-3X, Class A3C, 3-Month GBP LIBOR + 0.95%, 1.03% (A), 06/13/2045 (D)	GBP 1,234,085	1,708,865
Extended Stay America Trust Series 2021-ESH, Class A, 1-Month LIBOR + 1.08%, 1.16% (A), 07/15/2038 (B) (K)	$5,500,000	5,515,459
First Horizon Mortgage Pass-Through Trust Series 2005-AR3, Class 2A1, 2.86% (A), 08/25/2035	14,001	11,038
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	4,136,175	4,332,317

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
Series 2016-GS3, Class WMA,
3.72% (A), 10/10/2049 (B)	$ 2,000,000	$ 2,092,835
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
1-Month LIBOR + 0.34%, 0.43% (A), 12/25/2034	151,281	152,642
Series 2005-8F, Class 2A6,
5.50%, 11/25/2035	1,671,673	1,760,375
Series 2005-AR6, Class 2A1,
2.92% (A), 09/25/2035	69,848	71,220
Series 2006-AR1, Class 2A1,
2.93% (A), 01/25/2036	1,407	1,437
HarborView Mortgage Loan Trust Series 2006-7, Class 2A1A, 1-Month LIBOR + 0.40%, 0.49% (A), 09/19/2046	176,659	161,795
Hawksmoor Mortgages Series 2019-1A, Class A, SONIA + 1.05%, 1.10% (A), 05/25/2053 (B)	GBP 20,044,839	27,845,758
Hilton USA Trust Series 2016-SFP, Class A, 2.83%, 11/05/2035 (B)	$8,600,000	8,633,038
IndyMac INDX Mortgage Loan Trust
Series 2006-AR35, Class 2A1A,
1-Month LIBOR + 0.17%, 0.26% (A), 01/25/2037	4,365,002	4,379,817
Series 2006-R1, Class A3,
2.97% (A), 12/25/2035	2,303,669	2,203,913
Lehman XS Trust Series 2007-4N, Class 2A, 1-Month LIBOR + 0.20%, 0.29% (A), 03/25/2047	5,203,260	5,208,856
MASTR Alternative Loan Trust Series 2006-2, Class 2A1, 1-Month LIBOR + 0.40%, 0.49% (A), 03/25/2036	219,810	12,035
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5, Class A, 1-Month LIBOR + 0.85%, 0.97% (A), 07/15/2036 (B)	5,300,000	5,295,038
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	4,103,586	4,245,378
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	4,661,212	4,912,156
Morgan Stanley Mortgage Loan Trust Series 2007-14AR, Class 1A3, 3.68% (A), 10/25/2037	680,589	564,057
NACC Reperforming Loan Trust REMIC Series 2004-R1, Class A1, 6.50%, 03/25/2034 (B)	296,465	297,418
One New York Plaza Trust Series 2020-1NYP, Class A, 1-Month LIBOR + 0.95%, 1.02% (A), 01/15/2026 (B)	4,000,000	4,025,081

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
RALI Trust
Series 2005-QA13, Class 2A1,
3.98% (A), 12/25/2035	$ 1,159,524	$ 1,077,550
Series 2005-QO3, Class A1,
1-Month LIBOR + 0.80%, 0.89% (A), 10/25/2045	134,230	116,059
Series 2007-QO2, Class A1,
1-Month LIBOR + 0.15%, 0.24% (A), 02/25/2047	2,910,486	1,473,203
Reperforming Loan Trust REMIC
Series 2003-R4, Class 2A,
4.77% (A), 01/25/2034 (B)	232,142	232,893
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	95,020	95,085
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 0.43% (A), 06/25/2035 (B)	221,117	211,960
Series 2006-R1, Class AF1,
1-Month LIBOR + 0.34%, 0.43% (A), 01/25/2036 (B)	2,050,574	1,998,931
Residential Asset Securitization Trust Series 2007-A2, Class 2A2, 6.50%, 04/25/2037	3,653,378	1,541,366
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	2,717	2,817
Series 2005-SA4, Class 1A21,
3.15% (A), 09/25/2035	304,283	228,934
RMAC Securities No. 1 PLC Series 2007-NS1X, Class A2B, 3-Month LIBOR + 0.15%, 0.27% (A), 06/12/2044 (D)	5,835,709	5,528,418
Sequoia Mortgage Trust
Series 2004-12, Class A1,
1-Month LIBOR + 0.54%, 0.63% (A), 01/20/2035	335,966	335,691
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 0.85% (A), 10/20/2027	5,593	5,507
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
2.48% (A), 09/25/2034	24,354	24,845
Series 2004-20, Class 3A1,
2.98% (A), 01/25/2035	27,137	27,521
Series 2005-1, Class 1A1,
2.82% (A), 02/25/2035	137,357	139,554
Series 2005-17, Class 3A1,
2.93% (A), 08/25/2035	25,509	24,581
Series 2005-18, Class 3A1,
2.97% (A), 09/25/2035	656,541	530,949
Series 2006-8, Class 1A2,
3.16% (A), 09/25/2036	2,028,420	1,779,705
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.50%, 0.59% (A), 07/19/2035	30,356	29,452

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust (continued)
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.50%, 0.59% (A), 07/19/2035	$ 19,069	$ 18,447
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 0.59% (A), 07/19/2035	48,227	48,873
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.56%, 0.65% (A), 02/25/2036	109,939	105,390
Structured Asset Mortgage Investments Trust Series 2002-AR3, Class A1, 1-Month LIBOR + 0.66%, 0.75% (A), 09/19/2032	6,413	6,391
Structured Asset Securities Corp. Trust Series 2005-5, Class 2A2, 5.50%, 04/25/2035	1,325,714	1,319,971
Towd Point Mortgage Funding
Series 2019-A13A, Class A1,
SONIA + 0.90%, 0.95% (A), 07/20/2045 (B)	GBP 19,928,139	27,642,127
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.11%, 10/20/2051	10,017,183	13,934,810
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
2.79% (A), 09/25/2033	$ 331,667	330,700
Series 2005-AR13, Class A1A1,
1-Month LIBOR + 0.58%, 0.67% (A), 10/25/2045	1,103,646	1,102,816
Series 2006-AR10, Class 1A1,
3.03% (A), 09/25/2036	397,004	391,905
Series 2006-AR7, Class 2A,
12-MTA + 0.98%, 1.10% (A), 07/25/2046	79,021	74,231
Series 2007-HY1, Class 1A1,
2.94% (A), 02/25/2037	198,897	187,571
Series 2007-HY1, Class 3A3,
3.11% (A), 02/25/2037	1,828,281	1,815,121
Series 2007-HY4, Class 2A2,
2.69% (A), 04/25/2037	1,658,257	1,566,728

Total Mortgage-Backed Securities (Cost $205,980,402)		217,389,800

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
Florida - 0.2%
State Board of Administration Finance Corp., Revenue Bonds, Series A, 1.26%, 07/01/2025	5,500,000	5,552,844

Illinois - 0.1%
State of Illinois, General Obligation Unlimited, 6.63%, 02/01/2035	2,000,000	2,497,877

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.2%
New York State Urban Development Corp., Revenue Bonds, 1.78%, 03/15/2028	$ 3,500,000	$ 3,548,924

Total Municipal Government Obligations (Cost $11,108,533)		11,599,645

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.3%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 1.97% (A), 09/01/2035	23,502	24,539
1-Year CMT + 2.23%, 2.46% (A), 08/01/2023	3,727	3,733
12-Month LIBOR + 1.87%, 2.46% (A), 09/01/2035	98,700	99,518
3.50%, 03/01/2048 - 08/01/2049	1,813,112	1,937,216
4.00%, 12/01/2047 - 04/01/2048	1,410,639	1,509,802
5.00%, 04/01/2023 - 06/01/2026	1,409,003	1,467,962
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS 1.34% (A), 08/25/2022	16,084,615	185,959
Federal Home Loan Mortgage Corp. REMIC 1-Month LIBOR + 0.35%, 0.42% (A), 12/15/2029	11,278	11,294
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 1.32% (A), 10/25/2044	423,138	434,550
12-MTA + 1.40%, 1.52% (A), 07/25/2044	204,194	210,695
6.50%, 07/25/2043	37,950	46,246
Federal National Mortgage Association
12-MTA + 1.20%, 1.33% (A), 06/01/2043	48,960	50,225
6-Month LIBOR + 1.38%, 1.63% (A), 08/01/2035	176,611	178,439
12-Month LIBOR + 1.35%, 1.72% (A), 12/01/2034	3,051	3,181
6-Month LIBOR + 1.61%, 1.86% (A), 08/01/2036	5,284	5,321
6-Month LIBOR + 1.75%, 2.00% (A), 05/01/2035	46,888	47,406
1-Year CMT + 1.81%, 2.10% (A), 08/01/2035	6,711	6,779
1-Year CMT + 2.04%, 2.29% (A), 09/01/2035	135,962	138,485
1-Year CMT + 2.18%, 2.33% (A), 10/01/2035	1,829	1,843
1-Year CMT + 2.22%, 2.37% (A), 01/01/2028	7,999	7,975
1-Year CMT + 2.24%, 2.42% (A), 01/01/2036	1,687,586	1,791,098
1-Year CMT + 2.15%, 2.53% (A), 07/01/2032	2,546	2,537
3.00%, 08/01/2049	1,645,719	1,749,765
3.50%, 05/01/2049	1,054,179	1,136,707
4.00%, 12/01/2040 - 02/01/2048	3,314,288	3,546,654
5.00%, 12/01/2022 - 06/01/2037	2,666,792	2,784,551

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.50%, 01/01/2025 - 09/01/2027	$ 27,768	$ 29,116
Government National Mortgage Association
1-Month LIBOR + 0.58%, 0.69% (A), 06/20/2065	3,797,850	3,835,683
1-Month LIBOR + 0.60%, 0.71% (A), 04/20/2065 - 10/20/2065	32,362,250	32,684,343
1-Month LIBOR + 0.62%, 0.73% (A), 09/20/2065	4,360,481	4,410,148
1-Month LIBOR + 0.70%, 0.81% (A), 10/20/2065	21,180	21,322
1-Month LIBOR + 0.75%, 0.86% (A), 08/20/2067	2,702,152	2,731,732
1-Month LIBOR + 0.77%, 0.88% (A), 10/20/2066	5,807,726	5,903,896
1-Month LIBOR + 0.78%, 0.89% (A), 09/20/2066	8,514,248	8,647,557
1-Month LIBOR + 0.80%, 0.91% (A), 06/20/2066	4,475,429	4,552,812
1-Month LIBOR + 0.95%, 1.06% (A), 12/20/2066	2,157,327	2,200,643
12-Month LIBOR + 0.80%, 1.25% (A), 09/20/2067	3,857,489	3,927,720
3.00%, 11/15/2049	3,778,153	3,933,875
4.00%, 07/15/2049 - 12/15/2049	1,996,549	2,146,331
Uniform Mortgage-Backed Security
2.00%, TBA (K)	208,900,000	211,421,867
2.50%, TBA (K)	17,400,000	17,987,227
3.50%, TBA (K)	22,220,000	23,407,815
5.00%, TBA (K)	2,800,000	2,917,578

Total U.S. Government Agency Obligations (Cost $346,308,144)		348,142,145

U.S. GOVERNMENT OBLIGATIONS - 20.4%
U.S. Treasury - 20.4%
U.S. Treasury Bond
1.38%, 11/15/2040 - 08/15/2050	59,800,000	51,698,953
1.63%, 11/15/2050 (L)	18,900,000	16,983,422
1.88%, 02/15/2041	12,900,000	12,642,000
2.75%, 08/15/2042 - 11/15/2042 (L)	10,900,000	12,289,211
2.88%, 05/15/2043 - 08/15/2045 (C) (L)	25,500,000	29,415,386
3.00%, 05/15/2045 (L)	21,700,000	25,606,848
3.13%, 08/15/2044 (L)	49,900,000	59,924,832
3.38%, 05/15/2044 (L)	42,300,000	52,777,512
3.75%, 11/15/2043 (L)	5,800,000	7,617,938
4.25%, 05/15/2039 (L)	2,000,000	2,738,359
4.38%, 11/15/2039	800,000	1,113,406
4.50%, 08/15/2039 (L)	3,100,000	4,372,938
4.63%, 02/15/2040	1,100,000	1,579,789
U.S. Treasury Note
1.75%, 09/30/2022 (M) (N) (O)	5,600,000	5,712,656
1.75%, 06/30/2024 (C) (L)	19,500,000	20,252,578
1.88%, 07/31/2022 - 08/31/2022 (L) (N) (O)	48,800,000	49,751,898
2.00%, 10/31/2022	200,000	204,922
2.25%, 10/31/2024 (L) (M) (N) (O)	14,500,000	15,324,121
2.25%, 08/15/2027 (C) (L)	39,100,000	41,838,527
2.63%, 02/15/2029 (L)	22,800,000	25,019,438

Total U.S. Government Obligations (Cost $412,487,243)		436,864,734

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.9%
Wireless Telecommunication Services - 0.9%
AT&T Mobility II LLC, Series A, 7.00% (P) (Q) (R)	696,035	$ 18,419,979

Total Preferred Stock (Cost $18,826,297)		18,419,979

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Israel - 1.0%
Bank of Israel Bill - Makam 0.00% (R), 03/02/2022 - 04/06/2022	ILS 35,500,000	10,886,876
Israel Government Bond - FRN, 0.02% (A), 11/30/2021	37,000,000	11,349,171

Total Short-Term Foreign Government Obligations (Cost $21,937,458)		22,236,047

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.5%
Federal Home Loan Bank Discount Notes
0.02% (R), 07/09/2021 - 07/16/2021	$7,500,000	7,499,938
0.05% (R), 09/17/2021	2,900,000	2,899,686

Total Short-Term U.S. Government Agency Obligations (Cost $10,399,678)		10,399,624

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 7.5%
U.S. Cash Management Bill
0.01% (R), 09/21/2021	2,800,000	2,799,694
0.02% (R), 09/14/2021 - 09/28/2021	17,500,000	17,498,155
0.03% (R), 09/28/2021	4,900,000	4,899,467
0.04% (R), 10/26/2021	3,300,000	3,299,464
U.S. Treasury Bill
0.01% (R), 07/13/2021 (C)	3,600,000	3,599,947
0.01% (R), 07/13/2021 - 08/17/2021	12,100,000	12,099,705
0.01% (R), 07/15/2021 (M)	3,400,000	3,399,944
0.02% (R), 08/03/2021 - 08/17/2021	18,800,000	18,799,062
0.03% (R), 09/16/2021 (C)	4,400,000	4,399,600
0.03% (R), 10/07/2021 - 11/26/2021	25,900,000	25,895,689

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bill (continued)
0.03% (R), 11/18/2021 (M)	$ 2,600,000	$ 2,599,494
0.06% (R), 09/16/2021	57,300,000	57,294,791
0.06% (R), 08/19/2021 (M) (N)	3,200,000	3,199,803

Total Short-Term U.S. Government Obligations (Cost $159,787,612)		159,784,815

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (R)	23,315,400	23,315,400

Total Other Investment Company (Cost $23,315,400)		23,315,400

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 0.00% (R), dated 06/30/2021, to be repurchased at $6,136,085 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $6,258,868.	$6,136,085	6,136,085

Total Repurchase Agreement (Cost $6,136,085)		6,136,085

Total Investments Excluding Options/Swaptions Purchased (Cost $2,324,436,500)		2,412,532,292
Total Options/Swaptions Purchased - 0.0% (Cost $704,716)		416,964

Total Investments (Cost $2,325,141,216)		2,412,949,256
Net Other Assets (Liabilities) - (12.7)%		(272,414,992)

Net Assets - 100.0%		$2,140,534,264

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - Federal National Mortgage Association, 2.50%, TBA	JPM	USD	103.23	08/05/2021	USD	516,500,000	5,000,000	$28,516	$18,574

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - 5-Year	GSB	12-Month GBP-SONIA	Pay	0.01%	03/15/2022	GBP	6,400,000	$676,200	$398,390

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Put - Federal National Mortgage Association, 2.50%, TBA	JPM	USD	102.05	07/07/2021	USD	517,500,000	5,000,000	$(17,187)	$(163)
Put - Federal National Mortgage Association, 2.50%, TBA	JPM	USD	102.23	08/05/2021	USD	1,033,000,000	10,000,000	(31,250)	(13,831)
Put - Government National Mortgage Association, 2.50%, TBA	JPM	USD	102.23	08/12/2021	USD	516,640,000	5,000,000	(16,016)	(8,159)

Total								$(64,453)	$(22,153)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 5-Year	GSB	6-Month GBP-LIBOR	Pay	0.01%	03/15/2022	GBP	17,300,000	$(657,399)	$(389,647)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(721,852)	$(411,800)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (S)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AES Corp., 2.45%, 01/15/2031	5.00%	Quarterly	12/20/2025	0.67%	USD	4,500,000	$863,605	$809,035	$54,570
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2023	0.42	USD	3,600,000	58,167	(67,100)	125,267
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	0.46	USD	4,500,000	79,031	(51,764)	130,795
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2026	0.77	USD	5,200,000	73,962	44,310	29,652
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.15	EUR	6,400,000	66,664	6,437	60,227

Total							$1,141,429	$740,918	$400,511

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 35	5.00%	Quarterly	06/20/2026	EUR	23,300,000	$3,463,807	$3,054,444	$409,363

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	Pay	0.30%	Semi-Annually	03/18/2026	JPY	490,000,000	$(69,019)	$(13,660)	$(55,359)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	2,830,000,000	(482,845)	(20,940)	(461,905)
6-Month JPY-LIBOR	Pay	0.35	Semi-Annually	03/17/2051	JPY	274,000,000	108,036	149,386	(41,350)
6-Month JPY-LIBOR	Receive	0.38	Semi-Annually	06/18/2028	JPY	4,470,000,000	1,012,281	148,877	863,404
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	1,150,000,000	(345,648)	(60,639)	(285,009)
6-Month JPY-LIBOR	Pay	0.52	Semi-Annually	03/16/2051	JPY	185,000,000	(8,613)	—	(8,613)
6-Month JPY-LIBOR	Pay	0.54	Semi-Annually	03/15/2051	JPY	712,570,000	(65,722)	(7,160)	(58,562)
6-Month JPY-LIBOR	Pay	0.56	Semi-Annually	03/17/2051	JPY	626,000,000	(88,753)	—	(88,753)
6-Month JPY-LIBOR	Pay	0.57	Semi-Annually	03/19/2051	JPY	266,000,000	(46,960)	—	(46,960)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	Pay	0.57%	Semi-Annually	04/07/2051	JPY	117,000,000	$(20,712)	$—	$(20,712)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	234,000,000	(173,387)	21,075	(194,462)
6-Month JPY-LIBOR	Pay	0.79	Semi-Annually	11/12/2038	JPY	76,430,000	(60,101)	225	(60,326)
6-Month JPY-LIBOR	Pay	0.80	Semi-Annually	10/22/2038	JPY	320,000,000	(260,433)	851	(261,284)
12-Month GBP-SONIA	Pay	0.75	Annually	09/15/2051	GBP	31,400,000	922,485	1,522,321	(599,836)
BRL-CDI	Pay	2.85	Maturity	01/03/2022	BRL	79,700,000	199,060	(229)	199,289
BRL-CDI	Pay	2.86	Maturity	01/03/2022	BRL	54,000,000	132,295	—	132,295
BRL-CDI	Pay	2.86	Maturity	01/03/2022	BRL	29,100,000	72,547	(720)	73,267
BRL-CDI	Pay	2.86	Maturity	01/03/2022	BRL	34,600,000	86,514	(19)	86,533
BRL-CDI	Pay	2.87	Maturity	01/03/2022	BRL	20,200,000	49,519	(10)	49,529
BRL-CDI	Pay	2.87	Maturity	01/03/2022	BRL	28,000,000	68,404	—	68,404
BRL-CDI	Pay	2.88	Maturity	01/03/2022	BRL	200,000	492	—	492
BRL-CDI	Pay	2.88	Maturity	01/03/2022	BRL	22,000,000	52,733	—	52,733
BRL-CDI	Receive	3.35	Maturity	01/03/2022	BRL	9,100,000	(15,655)	—	(15,655)
BRL-CDI	Receive	3.35	Maturity	01/03/2022	BRL	200,900,000	(341,588)	(1,410)	(340,178)
BRL-CDI	Receive	3.36	Maturity	01/03/2022	BRL	1,003,800,000	(884,326)	119,853	(1,004,179)
BRL-CDI	Receive	3.70	Maturity	01/03/2022	BRL	175,400,000	(245,417)	(21,878)	(223,539)
BRL-CDI	Receive	3.98	Maturity	01/03/2022	BRL	77,600,000	(83,667)	—	(83,667)

Total							$(488,480)	$1,835,923	$(2,324,403)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (S)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00%	Quarterly	06/20/2024	1.45%	USD	6,400,000	$ (36,514)	$ (151,489)	$ 114,975

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Home Equity ABS Index - Series 6-2	BCLY	0.11%	Monthly	05/25/2046	USD	2,294,928	$(71,368)	$(466,751)	$395,383

Value
OTC Swap Agreements, at value (Liabilities)	$(107,882)

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	2,457	09/21/2021	$324,683,725	$325,552,500	$868,775	$—
30-Year U.S. Treasury Bond	80	09/21/2021	12,503,860	12,860,000	356,140	—
U.S. Treasury Ultra Bond	45	09/21/2021	8,270,645	8,670,938	400,293	—

Total					$1,625,208	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(440)	09/30/2021	$(54,432,232)	$(54,309,063)	$123,169	$—
German Euro BUXL	(29)	09/08/2021	(6,865,958)	(6,988,764)	—	(122,806)

Total					$123,169	$(122,806)

Total Futures Contracts					$1,748,377	$(122,806)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/02/2021	USD	156,057	CAD	188,000	$4,396	$—
BNP	08/03/2021	USD	151,817	CAD	188,000	158	—
BNP	08/04/2021	USD	463,313	PEN	1,710,320	17,876	—
BNP	08/17/2021	USD	6,300,188	AUD	8,069,000	247,506	—
BOA	07/02/2021	USD	13,048,943	BRL	65,273,421	—	(71,418)
BOA	07/02/2021	BRL	65,273,421	USD	12,295,209	825,152	—
BOA	08/17/2021	USD	60,582,154	EUR	49,873,000	1,386,992	—
BOA	08/17/2021	EUR	3,391,000	USD	4,052,574	—	(27,735)
CITI	07/08/2021	USD	3,584,935	PEN	13,012,239	203,407	—
CITI	07/08/2021	PEN	13,012,239	USD	3,276,239	105,289	—
CITI	07/13/2021	USD	1,942,928	PEN	7,316,484	40,669	—
CITI	07/22/2021	USD	3,277,642	PEN	13,012,239	—	(108,385)
CITI	08/17/2021	USD	1,970,763	EUR	1,610,000	59,825	—
CITI	09/02/2021	USD	2,221,342	PEN	8,401,781	31,896	—
CITI	09/07/2021	CLP	5,286,544,700	USD	7,348,853	—	(163,445)
CITI	09/20/2021	USD	424,000	PEN	1,572,965	14,144	—
CITI	11/30/2021	USD	11,320,647	ILS	37,010,100	—	(56,360)
CITI	12/09/2021	USD	2,340,206	PEN	8,602,364	100,895	—
CITI	03/02/2022	USD	5,434,167	ILS	18,007,200	—	(110,743)
CITI	04/06/2022	USD	5,340,332	ILS	17,500,000	—	(52,099)
GSB	07/02/2021	USD	12,960,076	BRL	65,273,421	—	(160,285)
GSB	07/02/2021	BRL	65,273,421	USD	13,048,943	71,418	—
GSB	08/03/2021	BRL	65,273,421	USD	12,918,779	156,447	—
GSB	08/17/2021	USD	5,865,536	EUR	4,925,000	19,964	—
GSB	09/07/2021	USD	3,639,355	PEN	13,386,092	151,145	—
GSB	11/12/2021	USD	1,750,203	PEN	6,560,286	41,885	—
HSBC	08/17/2021	USD	92,989,503	GBP	65,779,000	1,986,626	—
HSBC	08/17/2021	USD	1,073,004	JPY	116,586,018	23,160	—
HSBC	09/03/2021	MXN	191,200,000	USD	9,092,033	422,961	—
HSBC	01/31/2022	USD	5,307,323	ILS	17,412,000	—	(51,119)
JPM	07/12/2021	USD	206,883	ILS	672,000	739	—
JPM	10/04/2021	USD	39,084,671	BRL	221,700,000	—	(4,951,197)
JPM	01/04/2022	USD	2,221,639	BRL	12,700,000	—	(264,261)
SCB	07/13/2021	PEN	7,316,484	USD	1,838,082	64,177	—
SCB	08/17/2021	GBP	879,000	USD	1,231,743	—	(15,678)
SCB	09/22/2021	USD	1,839,653	PEN	7,316,484	—	(66,724)

Total						$5,976,727	$(6,099,449)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$235,001,114	$—	$235,001,114
Corporate Debt Securities	—	797,485,071	—	797,485,071
Foreign Government Obligations	—	121,613,255	—	121,613,255
Loan Assignment	—	4,144,578	—	4,144,578
Mortgage-Backed Securities	—	217,389,800	—	217,389,800
Municipal Government Obligations	—	11,599,645	—	11,599,645
U.S. Government Agency Obligations	—	348,142,145	—	348,142,145
U.S. Government Obligations	—	436,864,734	—	436,864,734
Preferred Stock	—	18,419,979	—	18,419,979
Short-Term Foreign Government Obligations	—	22,236,047	—	22,236,047
Short-Term U.S. Government Agency Obligations	—	10,399,624	—	10,399,624
Short-Term U.S. Government Obligations	—	159,784,815	—	159,784,815
Other Investment Company	23,315,400	—	—	23,315,400
Repurchase Agreement	—	6,136,085	—	6,136,085
Over-the-Counter Options Purchased	—	18,574	—	18,574
Over-the-Counter Interest Rate Swaptions Purchased	—	398,390	—	398,390

Total Investments	$23,315,400	$2,389,633,856	$—	$2,412,949,256

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$4,605,236	$—	$4,605,236
Centrally Cleared Interest Rate Swap Agreements	—	2,704,366	—	2,704,366
Futures Contracts (X)	1,748,377	—	—	1,748,377
Forward Foreign Currency Contracts (X)	—	5,976,727	—	5,976,727

Total Other Financial Instruments	$1,748,377	$13,286,329	$—	$15,034,706

LIABILITIES
Other Financial Instruments
Over-the-Counter Options Written	$—	$(22,153)	$—	$(22,153)
Over-the-Counter Interest Rate Swaptions Written	—	(389,647)	—	(389,647)
Centrally Cleared Interest Rate Swap Agreements	—	(3,192,846)	—	(3,192,846)
Over-the-Counter Credit Default Swap Agreements	—	(107,882)	—	(107,882)
Futures Contracts (X)	(122,806)	—	—	(122,806)
Forward Foreign Currency Contracts (X)	—	(6,099,449)	—	(6,099,449)

Total Other Financial Instruments	$(122,806)	$(9,811,977)	$—	$(9,934,783)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the total value of 144A securities is $510,451,019, representing 23.8% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $156,313,528, collateralized by cash collateral of $23,315,400 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $136,190,428. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2021, the total value of Regulation S securities is $95,882,715, representing 4.5% of the Portfolio’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At June 30, 2021, the total value of such securities is $398,412, representing less than 0.1% of the Portfolio’s net assets.
(F)	Non-income producing securities.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2021; the maturity date disclosed is the ultimate maturity date.
(I)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(J)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At June 30, 2021, the total value of such securities is $5,258,693, representing 0.2% of the Portfolio’s net assets.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended June 30, 2021 was $9,563,938 at a weighted average interest rate of 0.4%.
(M)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $5,813,943.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $16,100,792.
(O)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $1,370,178.
(P)	Restricted security. At June 30, 2021, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Preferred Stock	AT&T Mobility II LLC Series A 7.00%, 10/20/2022	09/24/2020	$18,826,297	$18,419,979	0.9%

(Q)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2021, the value of the security is $18,419,979, representing 0.9% of the Portfolio’s net assets.
(R)	Rates disclosed reflect the yields at June 30, 2021.
(S)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(X)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

CURRENCY ABBREVIATIONS (continued):

EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
BRL-CDI	Brazil Interbank Deposit Rate
BUXL	Bundesanleihen (German Long-Term Debt)
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $2,319,005,131) (including securities loaned of $156,313,528)	$2,406,813,171
Repurchase agreement, at value (cost $6,136,085)	6,136,085
Cash collateral pledged at broker for:
Centrally cleared swap agreements	5,429,000
Futures contracts	2,706,000
Foreign currency, at value (cost $3,586,946)	3,527,075
Receivables and other assets:
Investments sold	7,897
When-issued, delayed-delivery, forward and TBA commitments sold	446,899,480
Net income from securities lending	11,433
Shares of beneficial interest sold	244,320
Interest	10,605,463
Variation margin receivable on centrally cleared swap agreements	1,544,176
Variation margin receivable on futures contracts	1,305,713
Unrealized appreciation on forward foreign currency contracts	5,976,727
Prepaid expenses	7,890

Total assets	2,891,214,430

Liabilities:
Cash collateral received upon return of:
Securities on loan	23,315,400
Cash collateral at broker for:
TBA commitments	1,221,000
OTC derivatives (A)	4,984,577
Written options and swaptions, at value (premium received $721,852)	411,800
OTC swap agreements, at value	107,882
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	712,612,734
Shares of beneficial interest redeemed	88,680
Investment management fees	1,215,406
Distribution and service fees	175,754
Transfer agent costs	5,843
Trustees, CCO and deferred compensation fees	34,328
Audit and tax fees	36,143
Custody fees	153,705
Legal fees	22,024
Printing and shareholder reports fees	153,848
Other accrued expenses	41,593
Unrealized depreciation on forward foreign currency contracts	6,099,449

Total liabilities	750,680,166

Net assets	$2,140,534,264

Net assets consist of:
Capital stock ($0.01 par value)	$1,797,244
Additional paid-in capital	1,953,619,485
Total distributable earnings (accumulated losses)	185,117,535

Net assets	$2,140,534,264

Net assets by class:
Initial Class	$1,361,301,325
Service Class	779,232,939

Shares outstanding:
Initial Class	113,831,110
Service Class	65,893,298

Net asset value and offering price per share:
Initial Class	$11.96
Service Class	11.83

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$609,031
Interest income	26,316,632
Net income from securities lending	61,547

Total investment income	26,987,210

Expenses:
Investment management fees	6,684,223
Distribution and service fees:
Service Class	979,928
Transfer agent costs	15,660
Trustees, CCO and deferred compensation fees	53,737
Audit and tax fees	37,399
Custody fees	151,393
Legal fees	70,349
Printing and shareholder reports fees	76,932
Other	56,860

Total expenses	8,126,481

Net investment income (loss)	18,860,729

Net realized gain (loss) on:
Investments	(9,987,936)
Securities sold short	(462,504)
Written options and swaptions	422,590
Swap agreements	(1,529,063)
Futures contracts	(6,392,373)
Forward foreign currency contracts	(9,484,959)
Foreign currency transactions	1,439,009

Net realized gain (loss)	(25,995,236)

Net change in unrealized appreciation (depreciation) on:
Investments	(33,350,906)
Securities sold short	107,464
Written options and swaptions	300,542
Swap agreements	7,418,789
Futures contracts	1,832,810
Forward foreign currency contracts	8,946,767
Translation of assets and liabilities denominated in foreign currencies	(562,130)

Net change in unrealized appreciation (depreciation)	(15,306,664)

Net realized and change in unrealized gain (loss)	(41,301,900)

Net increase (decrease) in net assets resulting from operations	$(22,441,171)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$18,860,729	$47,986,397
Net realized gain (loss)	(25,995,236)	90,300,555
Net change in unrealized appreciation (depreciation)	(15,306,664)	24,752,355

Net increase (decrease) in net assets resulting from operations	(22,441,171)	163,039,307

Dividends and/or distributions to shareholders:
Initial Class	—	(62,764,971)
Service Class	—	(36,606,450)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(99,371,421)

Capital share transactions:
Proceeds from shares sold:
Initial Class	39,757,551	67,217,936
Service Class	13,744,086	48,389,053

	53,501,637	115,606,989

Dividends and/or distributions reinvested:
Initial Class	—	62,764,971
Service Class	—	36,606,450

	—	99,371,421

Cost of shares redeemed:
Initial Class	(37,948,095)	(606,166,618)
Service Class	(38,395,367)	(103,765,972)

	(76,343,462)	(709,932,590)

Net increase (decrease) in net assets resulting from capital share transactions	(22,841,825)	(494,954,180)

Net increase (decrease) in net assets	(45,282,996)	(431,286,294)

Net assets:
Beginning of period/year	2,185,817,260	2,617,103,554

End of period/year	$2,140,534,264	$2,185,817,260

Capital share transactions - shares:
Shares issued:
Initial Class	3,344,567	5,573,416
Service Class	1,165,493	4,042,103

	4,510,060	9,615,519

Shares reinvested:
Initial Class	—	5,247,907
Service Class	—	3,089,152

	—	8,337,059

Shares redeemed:
Initial Class	(3,194,678)	(50,637,878)
Service Class	(3,269,920)	(8,736,227)

	(6,464,598)	(59,374,105)

Net increase (decrease) in shares outstanding:
Initial Class	149,889	(39,816,555)
Service Class	(2,104,427)	(1,604,972)

	(1,954,538)	(41,421,527)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$12.08		$11.77	$11.12	$11.56	$11.13	$11.11

Investment operations:
Net investment income (loss) (A)	0.11		0.27	0.31	0.27	0.24	0.28	(B)
Net realized and unrealized gain (loss)	(0.23)		0.61	0.63	(0.35)	0.30	0.03	(C)

Total investment operations	(0.12)		0.88	0.94	(0.08)	0.54	0.31

Dividends and/or distributions to shareholders:
Net investment income	—		(0.52)	(0.29)	(0.30)	—	(0.28)
Net realized gains	—		(0.05)	—	(0.06)	(0.11)	(0.01)

Total dividends and/or distributions to shareholders	—		(0.57)	(0.29)	(0.36)	(0.11)	(0.29)

Net asset value, end of period/year	$11.96		$12.08	$11.77	$11.12	$11.56	$11.13

Total return	(0.99	)%(D)	7.68%	8.41%	(0.65)%	4.89%	2.71%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,361,301		$1,372,817	$1,805,918	$1,833,477	$1,920,197	$1,858,007
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.67	%(E)	0.67%	0.67%	0.69%	0.68%	0.68%
Including waiver and/or reimbursement, including dividends, interest and fees for borrowings from securities sold short	0.67	%(E)	0.67%	0.67%	0.69%	0.68%	0.67	%(B)
Including waiver and/or reimbursement and recapture	0.67	%(E)	0.67%	0.67%	0.69%	0.68%	0.67%
Net investment income (loss) to average net assets	1.86	%(E)	2.24%	2.63%	2.37%	2.09%	2.52	%(B)
Portfolio turnover rate (F)	11	%(D)	30%	27%	42%	61%	47%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$11.96		$11.65	$11.01	$11.46	$11.06	$11.04

Investment operations:
Net investment income (loss) (A)	0.09		0.24	0.27	0.24	0.21	0.26	(B)
Net realized and unrealized gain (loss)	(0.22)		0.61	0.63	(0.36)	0.30	0.02	(C)

Total investment operations	(0.13)		0.85	0.90	(0.12)	0.51	0.28

Dividends and/or distributions to shareholders:
Net investment income	—		(0.49)	(0.26)	(0.27)	—	(0.25)
Net realized gains	—		(0.05)	—	(0.06)	(0.11)	(0.01)

Total dividends and/or distributions to shareholders	—		(0.54)	(0.26)	(0.33)	(0.11)	(0.26)

Net asset value, end of period/year	$11.83		$11.96	$11.65	$11.01	$11.46	$11.06

Total return	(1.09	)%(D)	7.40%	8.22%	(1.02)%	4.64%	2.47%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$779,233		$813,000	$811,186	$806,020	$901,555	$926,441
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.92	%(E)	0.92%	0.92%	0.94%	0.93%	0.93%
Including waiver and/or reimbursement, including dividends, interest and fees for borrowings from securities sold short	0.92	%(E)	0.92%	0.92%	0.94%	0.93%	0.92	%(B)
Including waiver and/or reimbursement and recapture	0.92	%(E)	0.92%	0.92%	0.94%	0.93%	0.92%
Net investment income (loss) to average net assets	1.61	%(E)	1.99%	2.38%	2.11%	1.84%	2.28	%(B)
Portfolio turnover rate (F)	11	%(D)	30%	27%	42%	61%	47%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Total Return VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists,

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2021. Open funded loan participations and assignments at June 30, 2021, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.

PIKs held at June 30, 2021, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2021, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2021, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2021, the Portfolio earned no price drop fee income. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is included in Interest income on the Statement of Operations.

Open sale-buyback financing transactions at June 30, 2021, if any, are identified within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$18,312,619	$—	$—	$—	$18,312,619
U.S. Government Obligations	5,002,781	—	—	—	5,002,781
Total Securities Lending Transactions	$23,315,400	$—	$—	$—	$23,315,400

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2021, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2021, if any, are listed within the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2021, if any, are listed within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value	$416,964	$—	$—	$—	$—	$416,964
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	2,704,366	—	—	4,605,236	—	7,309,602
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	1,748,377	—	—	—	—	1,748,377
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	5,976,727	—	—	—	5,976,727
Total	$4,869,707	$5,976,727	$—	$4,605,236	$—	$15,451,670

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions:
Written options and swaptions, at value	$(411,800)	$—	$—	$—	$—	$(411,800)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(3,192,847)	—	—	—	—	(3,192,847)
OTC swaps:
OTC swap agreements, at value	—	—	—	(107,882)	—	(107,882)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(122,806)	—	—	—	—	(122,806)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(6,099,449)	—	—	—	(6,099,449)
Total	$(3,727,453)	$(6,099,449)	$—	$(107,882)	$—	$(9,934,784)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions	$287,695	$134,895	$—	$—	$—	$422,590
Swap agreements	(1,534,114)	—	—	5,051	—	(1,529,063)
Futures contracts	(6,392,373)	—	—	—	—	(6,392,373)
Forward foreign currency contracts	—	(9,484,959)	—	—	—	(9,484,959)
Total	$(7,638,792)	$(9,350,064)	$—	$5,051	$—	$(16,983,805)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$(287,752)	$—	$—	$—	$—	$(287,752)
Written options and swaptions	300,542	—	—	—	—	300,542
Swap agreements	6,308,532	—	—	1,110,257	—	7,418,789
Futures contracts	1,832,810	—	—	—	—	1,832,810
Forward foreign currency contracts	—	8,946,767	—	—	—	8,946,767
Total	$8,154,132	$8,946,767	$—	$1,110,257	$—	$18,211,156

(A)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Options:
Average value of option contracts purchased	$7,027
Average notional value of swaption contracts purchased	5,085,348
Average value of option contracts written	(108,827)
Average notional value of swaption contracts written	(13,746,330)
Credit default swaps:
Average notional value – buy protection	3,814,286
Average notional value – sell protection	48,057,228
Interest rate swaps:
Average notional value – pays fixed rate	183,454,946
Average notional value – receives fixed rate	221,840,774
Futures contracts:
Average notional value of contracts – long	227,884,727
Average notional value of contracts – short	(58,963,101)
Forward foreign currency exchange contracts:
Average contract amounts purchased – in USD	68,728,608
Average contract amounts sold – in USD	269,775,209

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2021. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

Counterparty	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Amount	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Bank of America, N.A.	$2,212,144	$(99,153)	$(2,070,000)	$42,991	$99,153	$(99,153)	$—	$—
Barclays Bank PLC	—	—	—	—	71,368	—	(71,368)	—
BNP Paribas	269,936	—	(269,936)	—	—	—	—	—
Citibank, N.A.	556,125	(491,032)	(65,093)	—	491,032	(491,032)	—	—
Goldman Sachs Bank	839,249	(549,932)	(280,000)	9,317	549,932	(549,932)	—	—
Goldman Sachs International	—	—	—	—	36,514	—	(36,514)	—
HSBC Bank USA	2,432,747	(51,119)	(2,110,000)	271,628	51,119	(51,119)	—	—
JPMorgan Chase Bank, N.A.	19,313	(19,313)	—	—	5,237,611	(19,313)	(5,218,298)	—
Standard Chartered Bank	64,177	(64,177)	—	—	82,402	(64,177)	—	18,225
Other Derivatives (C)	9,057,979	—	—	9,057,979	3,315,653	—	—	3,315,653

Total	$15,451,670	$(1,274,726)	$(4,795,029)	$9,381,915	$9,934,784	$(1,274,726)	$(5,326,180)	$3,333,878

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Fixed-income securities risk: Fixed-income securities are subject to risks including credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

Interest rate risk: Interest rates in the U.S. and certain foreign markets have been low relative to historic levels. The Portfolio faces a risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A general rise in interest rates may cause investors to sell fixed income securities on a large scale, which could

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK FACTORS (continued)

adversely affect the price and liquidity of fixed income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). Plans are underway to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR recently announced a possible delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instrument in which the Portfolio invests, and financial markets generally.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.68%
Over $250 million up to $500 million	0.67
Over $500 million up to $750 million	0.66
Over $750 million up to $1 billion	0.63
Over $1 billion up to $3 billion	0.60
Over $3 billion	0.57

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2021
Initial Class	0.72%	May 1, 2022
Service Class	0.97	May 1, 2022
Prior to May 1, 2021
Initial Class	0.80
Service Class	1.05

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

(“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$200,464,213	$14,921,096	$242,367,458	$43,934,229

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 2,325,141,216	$ 121,625,544	$ (33,008,774)	$ 88,616,770

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2010-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

12. NEW ACCOUNTING PRONOUNCEMENT (continued)

effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

13. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Total Return VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PIMCO Total Return VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,012.60	$2.89	$1,021.90	$2.91	0.58%
Service Class	1,000.00	1,011.60	4.14	1,020.70	4.16	0.83

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	54.3%
Foreign Government Obligations	22.8
Corporate Debt Securities	20.9
Other Investment Company	8.5
Short-Term Investment Company	1.3
Preferred Stock	0.3
Mortgage-Backed Security	0.1
Net Other Assets (Liabilities) ^	(8.2)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	8.25
Duration †	7.02

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	54.3%
AAA	12.8
AA	3.3
A	4.8
BBB	19.7
BB	3.3
B	0.2
Not Rated	9.8
Net Other Assets (Liabilities) ^	(8.2)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 20.9%
Banks - 9.2%
BAC Capital Trust XIV 3-Month LIBOR + 0.40%, 4.00% (A), 07/16/2021 (B) (C)	$779,000	$785,816
Bank of America Corp.
CPI-YoY + 1.10%, 3.72% (A), 11/19/2024	5,000,000	5,208,500
4.18%, 11/25/2027	476,000	533,559
Barclays Bank PLC CPI-YoY + 1.00%, 3.62% (A), 05/22/2023 (D)	2,600,000	2,668,510
BBVA Bancomer SA Fixed until 01/18/2028, 5.13% (A), 01/18/2033 (E)	334,000	348,028
Citigroup, Inc. 1.38 * CPI-YoY, 5.74% (A), 03/27/2025	1,000,000	1,046,720
Corestates Capital II 3-Month LIBOR + 0.65%, 0.83% (A), 01/15/2027 (E)	244,000	237,239
Credit Agricole SA
2.81%, 01/11/2041 (C) (E)	700,000	664,222
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (E)	751,000	816,035
Intesa Sanpaolo SpA 4.20%, 06/01/2032 (E)	309,000	317,538
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	499,000	499,798
Fixed until 08/15/2021 (B), 8.63% (A)	234,000	235,931
Standard Chartered PLC Fixed until 07/26/2025 (B), 6.00% (A) (E)	222,000	243,379
UniCredit SpA Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (E)	660,000	720,318
Zions Bancorp NA 3.25%, 10/29/2029 (C)	762,000	799,372

		15,124,965

Capital Markets - 1.7%
Deutsche Bank AG Fixed until 05/28/2031, 3.04% (A), 05/28/2032	2,000,000	2,036,040
Goldman Sachs Group, Inc. Fixed until 11/10/2022 (B), 5.00% (A) (C)	759,000	768,487

		2,804,527

Chemicals - 0.2%
LYB International Finance III LLC 3.80%, 10/01/2060	363,000	384,149

Commercial Services & Supplies - 0.5%
Triton Container International Ltd. 3.15%, 06/15/2031 (E)	804,000	809,630

Consumer Finance - 0.3%
Ford Motor Credit Co. LLC 2.90%, 02/16/2028	420,000	418,009

Food Products - 0.5%
Smithfield Foods, Inc. 5.20%, 04/01/2029 (E)	670,000	780,607

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 0.6%
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 2.28% (A), 02/12/2067 (C) (E)	$ 1,051,000	$ 1,013,689

Media - 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	1,073,000	1,054,072
3.90%, 06/01/2052	998,000	1,016,964

		2,071,036

Metals & Mining - 2.3%
AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030 (C)	384,000	395,820
Glencore Funding LLC 2.85%, 04/27/2031 (C) (E)	1,197,000	1,218,645
Newcrest Finance Pty Ltd. 5.75%, 11/15/2041 (E)	515,000	680,190
Teck Resources Ltd. 6.25%, 07/15/2041	1,076,000	1,407,209
Vale Overseas Ltd. 3.75%, 07/08/2030	139,000	147,993

		3,849,857

Multi-Utilities - 0.1%
WEC Energy Group, Inc. 3-Month LIBOR + 2.11%, 2.27% (A), 05/15/2067	242,000	222,207

Multiline Retail - 0.1%
Nordstrom, Inc. 4.25%, 08/01/2031 (C) (E)	193,000	201,584

Oil, Gas & Consumable Fuels - 3.4%
Apache Corp.
4.25%, 01/15/2030 (C)	400,000	422,000
4.88%, 11/15/2027	79,000	85,556
Cenovus Energy, Inc. 4.25%, 04/15/2027 (C)	474,000	529,901
Diamondback Energy, Inc. 4.40%, 03/24/2051	645,000	727,837
Enable Midstream Partners, LP 4.95%, 05/15/2028	260,000	297,921
Enbridge, Inc. Fixed until 07/15/2027, 5.50% (A), 07/15/2077 (C)	874,000	929,936
Energy Transfer, LP
5.80%, 06/15/2038	318,000	395,621
Fixed until 02/15/2023 (B), 6.25% (A) (C)	755,000	666,288
EnLink Midstream Partners, LP Fixed until 12/15/2022 (B), 6.00% (A)	142,000	109,340
Enterprise Products Operating LLC
3.70%, 01/31/2051	438,000	470,093
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	278,000	291,682
Kinder Morgan, Inc. 5.05%, 02/15/2046	244,000	296,382
MPLX, LP Fixed until 02/15/2023 (B), 6.88% (A)	381,000	388,087

		5,610,644

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc. 2.60%, 02/15/2033 (E)	$ 1,210,000	$ 1,184,605

Total Corporate Debt Securities (Cost $33,187,567)		34,475,509

FOREIGN GOVERNMENT OBLIGATIONS - 22.8%
Australia - 3.2%
Australia Government Bond 0.75%, 11/21/2027 (F)	AUD 6,000,000	5,316,576

Canada - 3.5%
Canada Government Real Return Bond 4.25%, 12/01/2026	CAD 5,558,326	5,784,779

Mexico - 1.4%
Mexico Government International Bond 4.28%, 08/14/2041	$ 1,047,000	1,099,465
Mexico Udibonos Series S, 4.50%, 12/04/2025	MXN 21,776,608	1,196,840

		2,296,305

New Zealand - 5.9%
New Zealand Government Inflation-Linked Bond 2.00%, 09/20/2025 (F)	NZD 11,200,000	9,744,352

Spain - 5.5%
Spain Government Inflation-Linked Bond
0.70%, 11/30/2033 (F)	EUR 2,613,800	3,683,720
1.00%, 11/30/2030 (F)	3,721,060	5,291,088

		8,974,808

United Kingdom - 3.3%
U.K. Gilt Inflation-Linked
0.13%, 03/22/2024 - 03/22/2044 (F)	GBP 2,389,850	4,527,165
1.25%, 11/22/2032 (F)	457,403	955,751

		5,482,916

Total Foreign Government Obligations (Cost $34,216,276)		37,599,736

MORTGAGE-BACKED SECURITY - 0.1%
Benchmark Mortgage Trust Series 2018-B1, Class A2, 3.57%, 01/15/2051	$ 230,000	237,409

Total Mortgage-Backed Security (Cost $240,781)		237,409

U.S. GOVERNMENT OBLIGATIONS - 54.3%
U.S. Treasury Inflation-Protected Securities - 54.3%
U.S. Treasury Inflation-Indexed Bond
0.63%, 02/15/2043	1,741,860	2,083,496
0.75%, 02/15/2042 - 02/15/2045	4,691,337	5,763,192
1.00%, 02/15/2046 (C)	1,577,478	2,064,524
1.38%, 02/15/2044	1,489,215	2,057,851
2.00%, 01/15/2026	2,690,300	3,165,411
2.38%, 01/15/2025 - 01/15/2027	7,525,009	8,920,652
2.50%, 01/15/2029	621,755	801,173
3.63%, 04/15/2028	990,408	1,335,968

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
Zero Coupon,	$ 1,018,040	$ 1,107,596
0.13%, 01/15/2022 - 01/15/2031	10,923,951	11,717,788
0.13%, 04/15/2022 - 01/15/2023 (C)	15,104,459	15,643,947
0.25%, 01/15/2025 - 07/15/2029	4,596,580	5,070,976
0.38%, 07/15/2023 - 07/15/2025	6,808,998	7,398,327
0.38%, 01/15/2027 (C)	3,813,078	4,221,048
0.50%, 01/15/2028	4,567,559	5,122,684
0.63%, 01/15/2024 - 01/15/2026	7,607,834	8,372,227
0.75%, 07/15/2028	4,041,680	4,639,407

Total U.S. Government Obligations (Cost $80,800,198)		89,486,267

	Shares	Value
PREFERRED STOCK - 0.3%
Banks - 0.3%
US Bancorp, Series A, 3-Month LIBOR + 1.02%, 3.50% (A) (C)	500	493,000

Total Preferred Stock (Cost $416,875)		493,000

SHORT-TERM INVESTMENT COMPANY - 1.3%
Money Market Fund - 1.3%
State Street Institutional U.S. Government Money Market Fund, 0.03% (G)	2,137,742	2,137,742

Total Short-Term Investment Company (Cost $2,137,742)		2,137,742

OTHER INVESTMENT COMPANY - 8.5%
Securities Lending Collateral - 8.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (G)	14,032,235	14,032,235

Total Other Investment Company (Cost $14,032,235)		14,032,235

Total Investments (Cost $165,031,674)		178,461,898
Net Other Assets (Liabilities) - (8.2)%		(13,511,867)

Net Assets - 100.0%		$164,950,031

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	07/15/2021	USD	5,410,742	AUD	7,110,000	$78,161	$—
JPMS	07/15/2021	USD	4,816,665	CAD	6,050,000	—	(63,889)
JPMS	07/15/2021	USD	9,191,704	EUR	7,700,000	58,489	—
JPMS	07/15/2021	USD	5,389,249	GBP	3,920,000	—	(33,540)
JPMS	07/15/2021	USD	1,157,165	MXN	23,500,000	—	(19,496)
JPMS	07/15/2021	USD	8,890,568	NZD	12,650,000	48,386	—

Total						$185,036	$(116,925)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$34,475,509	$—	$34,475,509
Foreign Government Obligations	—	37,599,736	—	37,599,736
Mortgage-Backed Security	—	237,409	—	237,409
U.S. Government Obligations	—	89,486,267	—	89,486,267
Preferred Stock	493,000	—	—	493,000
Short-Term Investment Company	2,137,742	—	—	2,137,742
Other Investment Company	14,032,235	—	—	14,032,235

Total Investments	$16,662,977	$161,798,921	$—	$178,461,898

Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$185,036	$—	$185,036

Total Other Financial Instruments	$—	$185,036	$—	$185,036

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(116,925)	$—	$(116,925)

Total Other Financial Instruments	$—	$(116,925)	$—	$(116,925)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Corporate Debt Securities (D)	$—	$—	$—	$2,668,510

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,683,770, collateralized by cash collateral of $14,032,235 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,976,813. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the total value of 144A securities is $9,235,709, representing 5.6% of the Portfolio’s net assets.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2021, the total value of Regulation S securities is $29,518,652, representing 17.9% of the Portfolio’s net assets.
(G)	Rates disclosed reflect the yields at June 30, 2021.
(H)	The Portfolio recognizes transfers in and out of Level 3 as of June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $165,031,674) (including securities loaned of $15,683,770)	$178,461,898
Cash collateral pledged at broker for:
OTC derivatives (A)	710,000
Foreign currency, at value (cost $231,770)	229,582
Receivables and other assets:
Net income from securities lending	1,901
Shares of beneficial interest sold	210,631
Dividends	4,424
Interest	581,815
Unrealized appreciation on forward foreign currency contracts	185,036
Prepaid expenses	608

Total assets	180,385,895

Liabilities:
Cash collateral received upon return of:
Securities on loan	14,032,235
Payables and other liabilities:
Shares of beneficial interest redeemed	16
Due to custodian	1,107,263
Investment management fees	72,516
Distribution and service fees	36,960
Transfer agent costs	437
Trustees, CCO and deferred compensation fees	5,039
Audit and tax fees	22,148
Custody fees	15,318
Legal fees	1,444
Printing and shareholder reports fees	20,261
Other accrued expenses	5,302
Unrealized depreciation on forward foreign currency contracts	116,925

Total liabilities	15,435,864

Net assets	$164,950,031

Net assets consist of:
Capital stock ($0.01 par value)	$145,088
Additional paid-in capital	159,938,038
Total distributable earnings (accumulated losses)	4,866,905

Net assets	$164,950,031

Net assets by class:
Initial Class	$169,466
Service Class	164,780,565

Shares outstanding:
Initial Class	15,102
Service Class	14,493,701

Net asset value and offering price per share:
Initial Class	$11.22
Service Class	11.37

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$8,799
Interest income	2,917,330
Net income from securities lending	9,038

Total investment income	2,935,167

Expenses:
Investment management fees	393,820
Distribution and service fees:
Service Class	200,779
Transfer agent costs	1,174
Trustees, CCO and deferred compensation fees	6,525
Audit and tax fees	22,158
Custody fees	14,860
Legal fees	5,113
Printing and shareholder reports fees	10,629
Other	8,781

Total expenses	663,839

Net investment income (loss)	2,271,328

Net realized gain (loss) on:
Investments	2,203,628
Forward foreign currency contracts	(1,502,902)
Foreign currency transactions	2,850

Net realized gain (loss)	703,576

Net change in unrealized appreciation (depreciation) on:
Investments	(3,240,383)
Forward foreign currency contracts	2,088,281
Translation of assets and liabilities denominated in foreign currencies	(4,173)

Net change in unrealized appreciation (depreciation)	(1,156,275)

Net realized and change in unrealized gain (loss)	(452,699)

Net increase (decrease) in net assets resulting from operations	$1,818,629

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$2,271,328	$1,327,235
Net realized gain (loss)	703,576	555,457
Net change in unrealized appreciation (depreciation)	(1,156,275)	11,427,856

Net increase (decrease) in net assets resulting from operations	1,818,629	13,310,548

Dividends and/or distributions to shareholders:
Initial Class	—	(1,058)
Service Class	—	(2,453,787)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(2,454,845)

Capital share transactions:
Proceeds from shares sold:
Initial Class	106,500	45,010
Service Class	8,262,392	6,570,167

	8,368,892	6,615,177

Dividends and/or distributions reinvested:
Initial Class	—	1,058
Service Class	—	2,453,787

	—	2,454,845

Cost of shares redeemed:
Initial Class	—	(10)
Service Class	(8,868,624)	(20,921,756)

	(8,868,624)	(20,921,766)

Net increase (decrease) in net assets resulting from capital share transactions	(499,732)	(11,851,744)

Net increase (decrease) in net assets	1,318,897	(996,041)

Net assets:
Beginning of period/year	163,631,134	164,627,175

End of period/year	$164,950,031	$163,631,134

Capital share transactions - shares:
Shares issued:
Initial Class	9,648	4,295
Service Class	734,994	600,893

	744,642	605,188

Shares reinvested:
Initial Class	—	98
Service Class	—	223,682

	—	223,780

Shares redeemed:
Initial Class	—	(1)
Service Class	(793,304)	(1,949,185)

	(793,304)	(1,949,186)

Net increase (decrease) in shares outstanding:
Initial Class	9,648	4,392
Service Class	(58,310)	(1,124,610)

	(48,662)	(1,120,218)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019		December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$11.08		$10.35		$9.80		$10.13	$9.84	$9.53

Investment operations:
Net investment income (loss) (A)	0.20		0.11		0.17		0.23	0.16	0.13	(B)
Net realized and unrealized gain (loss)	(0.06)		0.82		0.65		(0.36)	0.18	0.26

Total investment operations	0.14		0.93		0.82		(0.13)	0.34	0.39

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)		(0.27)		(0.20)	(0.05)	(0.08)

Net asset value, end of period/year	$11.22		$11.08		$10.35		$9.80	$10.13	$9.84

Total return	1.26	%(C)	9.01%		8.39%		(1.29)%	3.42%	4.12%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$169		$60		$11		$10	$10	$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.58	%(D)(E)	0.63	%(E)	0.65	%(E)	0.65%	0.65%	0.65%
Including waiver and/or reimbursement and recapture	0.58	%(D)(E)	0.63	%(E)	0.65	%(E)	0.65%	0.65%	0.64	%(B)
Net investment income (loss) to average net assets	3.70	%(D)	1.00%		1.71%		2.30%	1.64%	1.33	%(B)
Portfolio turnover rate	18	%(C)	29%		26%		37%	38%	94%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019		December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$11.24		$10.50		$9.93		$10.26	$9.97	$9.66

Investment operations:
Net investment income (loss) (A)	0.16		0.09		0.15		0.21	0.14	0.11	(B)
Net realized and unrealized gain (loss)	(0.03)		0.82		0.66		(0.37)	0.17	0.26

Total investment operations	0.13		0.91		0.81		(0.16)	0.31	0.37

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)		(0.24)		(0.17)	(0.02)	(0.06)

Net asset value, end of period/year	$11.37		$11.24		$10.50		$9.93	$10.26	$9.97

Total return	1.16	%(C)	8.69%		8.20%		(1.55)%	3.13%	3.80%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$164,781		$163,571		$164,616		$169,688	$189,325	$190,005
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83	%(D)(E)	0.88	%(E)	0.90	%(E)	0.90%	0.90%	0.90%
Including waiver and/or reimbursement and recapture	0.83	%(D)(E)	0.88	%(E)	0.90	%(E)	0.90%	0.90%	0.89	%(B)
Net investment income (loss) to average net assets	2.83	%(D)	0.82%		1.45%		2.04%	1.41%	1.08	%(B)
Portfolio turnover rate	18	%(C)	29%		26%		37%	38%	94%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2021, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$5,443,547	$—	$—	$—	$5,443,547
U.S. Government Obligations	8,150,134	—	—	—	8,150,134
Preferred Stocks	438,554	—	—	—	438,554
Total Securities Lending Transactions	$14,032,235	$—	$—	$—	$14,032,235
Total Borrowings	$14,032,235	$—	$—	$—	$14,032,235

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2021, if any, are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$185,036	$—	$—	$—	$185,036
Total	$—	$185,036	$—	$—	$—	$185,036

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(116,925)	$—	$—	$—	$(116,925)
Total	$—	$(116,925)	$—	$—	$—	$(116,925)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$(1,502,902)	$—	$—	$—	$(1,502,902)
Total	$—	$(1,502,902)	$—	$—	$—	$(1,502,902)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$2,088,281	$—	$—	$—	$2,088,281
Total	$—	$2,088,281	$—	$—	$—	$2,088,281

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Forward foreign currency exchange contracts:
Average contract amounts purchased – in USD	$689,194
Average contract amounts sold – in USD	35,932,929

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2021. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
JPMorgan Securities LLC	$185,036	$(116,925)	$—	$68,111	$116,925	$(116,925)	$—	$—

Total	$185,036	$(116,925)	$—	$68,111	$116,925	$(116,925)	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Inflation-protected securities risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK FACTORS (continued)

Interest rate risk: Interest rates in the U.S. and certain foreign markets have been low relative to historic levels. The Portfolio faces a risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A general rise in interest rates may cause investors to sell fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). Plans are underway to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR recently announced a possible delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instrument in which the Portfolio invests, and financial markets generally.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.490%
Over $250 million up to $1 billion	0.430
Over $1 billion	0.380

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2021
Initial Class	0.70%	May 1, 2022
Service Class	0.95	May 1, 2022
Prior to May 1, 2021
Initial Class	0.75%
Service Class	1.00

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

(“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 17,583,648	$ 10,465,154	$ 24,369,536	$ 6,876,420

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 165,031,674	$ 14,413,411	$ (915,076)	$ 13,498,335

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2010-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

12. NEW ACCOUNTING PRONOUNCEMENT (continued)

criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Portfolio’s financial statements.

13. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and PineBridge Investments LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its primary benchmark, each for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 10, 2014 pursuant to its current investment objective and investment strategies and used a different benchmark.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on August 28, 2020 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica ProFund UltraBear VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$769.20	$5.44	$1,018.60	$6.21	1.24%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Short-Term Investment Companies	71.4%
Repurchase Agreement	17.8
Net Other Assets (Liabilities) ^	10.8
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 71.4%
Money Market Funds - 71.4%
State Street Institutional U.S. Government Money Market Fund, 0.03% (A)	1,395,742	$1,395,742
UBS Select Treasury Preferred Fund, 0.01% (A)	1,395,742	1,395,742
BlackRock Liquidity Funds T-Fund, 0.01% (A)	1,395,742	1,395,742
Dreyfus Treasury Obligations Cash Management Fund, 0.01% (A)	1,396,644	1,396,644

Total Short-Term Investment Companies (Cost $5,583,870)		5,583,870

Principal	Value
REPURCHASE AGREEMENT - 17.8%

Fixed Income Clearing Corp., 0.00% (A), dated 06/30/2021, to be repurchased at $1,389,822 on 07/01/2021. Collateralized by a U.S. Government Obligation, 1.38%, due 09/30/2023, and with a value of $1,417,621.

$ 1,389,822	$ 1,389,822

Total Repurchase Agreement (Cost $1,389,822)	1,389,822

Total Investments (Cost $6,973,692)	6,973,692
Net Other Assets (Liabilities) - 10.8%	846,188

Net Assets - 100.0%	$ 7,819,880

FUTURES CONTRACTS:

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	(73)	09/17/2021	$(15,376,232)	$(15,653,390)	$ —	$(277,158)

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$5,583,870	$—	$—	$5,583,870
Repurchase Agreement	—	1,389,822	—	1,389,822

Total Investments	$5,583,870	$1,389,822	$—	$6,973,692

LIABILITIES
Other Financial Instruments
Futures Contracts (C)	$(277,158)	$—	$—	$(277,158)

Total Other Financial Instruments	$(277,158)	$—	$—	$(277,158)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rates disclosed reflect the yields at June 30, 2021.
(B)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(C)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica ProFund UltraBear VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Unaffiliated investments, at value (cost $5,583,870)	$5,583,870
Repurchase agreement, at value (cost $1,389,822)	1,389,822
Cash collateral pledged at broker for:
Futures contracts	883,300
Receivables and other assets:
Interest	2
Prepaid expenses	27

Total assets	7,857,021

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	1,307
Investment management fees	3,342
Distribution and service fees	1,846
Transfer agent costs	44
Trustees, CCO and deferred compensation fees	486
Audit and tax fees	7,596
Custody fees	2,861
Legal fees	388
Printing and shareholder reports fees	3,930
Filing fees	2,531
Other accrued expenses	301
Variation margin payable on futures contracts	12,509

Total liabilities	37,141

Net assets	$7,819,880

Net assets consist of:
Capital stock ($0.01 par value)	$805,034
Additional paid-in capital	196,154,932
Total distributable earnings (accumulated losses)	(189,140,086)

Net assets	$7,819,880

Shares outstanding	80,503,361

Net asset value and offering price per share	$0.10

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Interest income from unaffiliated investments	$15

Total investment income	15

Expenses:
Investment management fees	37,526
Distribution and service fees	10,661
Transfer agent costs	77
Trustees, CCO and deferred compensation fees	526
Audit and tax fees	7,553
Custody fees	3,057
Legal fees	540
Printing and shareholder reports fees	2,733
Filing fees	5,186
Other	410

Total expenses before waiver and/or reimbursement and recapture	68,269

Expense waived and/or reimbursed	(15,251)

Net expenses	53,018

Net investment income (loss)	(53,003)

Net realized gain (loss) on:
Futures contracts	(2,873,798)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	152,764

Net realized and change in unrealized gain (loss)	(2,721,034)

Net increase (decrease) in net assets resulting from operations	$(2,774,037)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica ProFund UltraBear VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$(53,003)	$(188,586)
Net realized gain (loss)	(2,873,798)	(19,357,320)
Net change in unrealized appreciation (depreciation)	152,764	70,422

Net increase (decrease) in net assets resulting from operations	(2,774,037)	(19,475,484)

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(46,715)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(46,715)

Capital share transactions:
Proceeds from shares sold	3,464,743	45,262,301
Dividends and/or distributions reinvested	—	46,715
Cost of shares redeemed	(2,225,647)	(29,682,477)

Net increase (decrease) in net assets resulting from capital share transactions	1,239,096	15,626,539

Net increase (decrease) in net assets	(1,534,941)	(3,895,660)

Net assets:
Beginning of period/year	9,354,821	13,250,481

End of period/year	$7,819,880	$9,354,821

Capital share transactions - shares:
Shares issued	29,326,359	140,181,431
Shares reinvested	—	274,792
Shares redeemed	(19,646,808)	(116,361,135)

Net increase (decrease) in shares outstanding	9,679,551	24,095,088

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

Service Class
June 30, 2021 (unaudited)	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$0.13	$0.28	$0.49	$0.46	$0.68	$0.89

Investment operations:
Net investment income (loss) (A)	(0.00	)(B)	(0.00	)(B)	0.00	(B)	(0.00	)(B)	(0.01)	(0.01	)(C)
Net realized and unrealized gain (loss)	(0.03)	(0.15)	(0.21)	0.03	(0.21)	(0.20)

Total investment operations	(0.03)	(0.15)	(0.21)	0.03	(0.22)	(0.21)

Dividends and/or distributions to shareholders:
Net investment income	—	(0.00	)(B)	—	—	—	—

Net asset value, end of period/year	$0.10	$0.13	$0.28	$0.49	$0.46	$0.68

Total return	(23.08	)%(D)	(53.41)%	(42.86)%	6.52%	(32.35)%	(23.60)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,820	$9,355	$13,250	$36,506	$13,674	$34,876
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.60	%(F)	1.34%	1.29%	1.29%	1.26%	1.20%
Including waiver and/or reimbursement and recapture	1.24	%(F) (G)	1.23%	1.23%	1.23%	1.23%	1.22	%(C)
Net investment income (loss) to average net assets	(1.24	)%(F)	(1.10)%	0.17%	(0.15)%	(1.10)%	(1.17	)%(C)
Portfolio turnover rate	—	%(D)	—%	—%	—%	—%	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.
(G)	Includes extraordinary expenses outside the operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ProFund UltraBear VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(277,158)	$—	$—	$(277,158)
Total	$—	$—	$(277,158)	$—	$—	$(277,158)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(2,873,798)	$—	$—	$(2,873,798)
Total	$—	$—	$(2,873,798)	$—	$—	$(2,873,798)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$152,764	$—	$—	$152,764
Total	$—	$—	$152,764	$—	$—	$152,764

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Futures contracts:
Average notional value of contracts – short	$(16,960,209)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Inverse correlation risk: Investors will lose money when the Index rises – a result that is the opposite from traditional funds.

Equity and market risk: Equity markets are volatile, and the value of securities, swaps, futures and other instruments related to equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Portfolio to decrease over short or long periods of time. As a portfolio seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Portfolio is expected to decline when market conditions cause the level of the Index to rise.

Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to negative events affecting those issuers.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.88%
Over $250 million up to $750 million	0.83
Over $750 million	0.78

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.23%	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the years ended December 31, 2018, December 31, 2019, December 31, 2020 and the period ended June 30, 2021, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available
2018	2019	2020	2021	Total
$ 3,069	$ 15,632	$ 19,008	$ 15,251	$ 52,960

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

8. PURCHASES AND SALES OF SECURITIES

During the period ended June 30, 2021, there were no proceeds from securities purchased or securities sold (excluding short-term securities).

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 6,973,692	$ —	$ (277,158)	$ (277,158)

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

11. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica ProFund UltraBear VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and ProFund Advisors LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board considered that the Portfolio’s investment objective is to seek returns that are twice the inverse of the Portfolio’s benchmark and that the Portfolio’s underperformance relative to its peer universe and benchmark (the S&P 500) for certain periods was consistent with its investment approach given the leveraged nature of the Portfolio and the positive market environment during the relevant periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,034.70	$2.98	$1,021.90	$2.96	0.59%
Service Class	1,000.00	1,034.10	4.24	1,020.60	4.21	0.84

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	46.5%
U.S. Equity Funds	36.4
Other Investment Company	20.7
International Equity Funds	12.2
International Fixed Income Fund	4.7
Repurchase Agreement	0.3
Net Other Assets (Liabilities)	(20.8)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 12.2%
iShares MSCI EAFE Min Vol Factor ETF (A)	61,004	$ 4,608,242
Vanguard FTSE All-World ex-US ETF	434,310	27,530,911
Vanguard Total International Stock ETF (A)	140,192	9,207,811

		41,346,964

International Fixed Income Fund - 4.7%
Vanguard Total International Bond ETF (A)	279,123	15,937,923

U.S. Equity Funds - 36.4%
iShares Core S&P 500 ETF	66,664	28,668,906
iShares MSCI USA Min Vol Factor ETF	64,324	4,734,890
iShares Russell 1000 ETF (A)	331,019	80,133,079
Vanguard Small-Cap Growth ETF (A)	16,866	4,887,598
Vanguard Small-Cap Value ETF	26,286	4,564,827

		122,989,300

U.S. Fixed Income Funds - 46.5%
iShares Core U.S. Aggregate Bond ETF	323,628	37,324,017
iShares TIPS Bond ETF	41,463	5,307,679
SPDR Bloomberg Barclays Convertible Securities ETF (A)	93,791	8,134,493
Vanguard Total Bond Market ETF	1,240,244	106,524,557

		157,290,746

Total Exchange-Traded Funds (Cost $319,213,880)		337,564,933

	Shares	Value
OTHER INVESTMENT COMPANY - 20.7%
Securities Lending Collateral - 20.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	70,002,222	$ 70,002,222

Total Other Investment Company (Cost $70,002,222)		70,002,222

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 0.00% (B), dated 06/30/2021, to be repurchased at $926,863 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 12/15/2023, and with a value of $945,425.	$ 926,863	926,863

Total Repurchase Agreement (Cost $926,863)		926,863

Total Investments (Cost $390,142,965)		408,494,018
Net Other Assets (Liabilities) - (20.8)%		(70,327,274)

Net Assets - 100.0%		$ 338,166,744

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$337,564,933	$—	$—	$337,564,933
Other Investment Company	70,002,222	—	—	70,002,222
Repurchase Agreement	—	926,863	—	926,863

Total Investments	$407,567,155	$926,863	$—	$408,494,018

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $70,485,354, collateralized by cash collateral of $70,002,222 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,914,674. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Unaffiliated investments, at value (cost $389,216,102) (including securities loaned of $70,485,354)	$407,567,155
Repurchase agreement, at value (cost $926,863)	926,863
Receivables and other assets:
Net income from securities lending	2,718
Shares of beneficial interest sold	115
Prepaid expenses	1,288

Total assets	408,498,139

Liabilities:
Cash collateral received upon return of:
Securities on loan	70,002,222
Payables and other liabilities:
Shares of beneficial interest redeemed	29,095
Investment management fees	170,499
Distribution and service fees	75,317
Transfer agent costs	923
Trustees, CCO and deferred compensation fees	5,242
Audit and tax fees	10,119
Custody fees	4,410
Legal fees	3,248
Printing and shareholder reports fees	18,278
Other accrued expenses	12,042

Total liabilities	70,331,395

Net assets	$338,166,744

Net assets consist of:
Capital stock ($0.01 par value)	$293,265
Additional paid-in capital	296,045,708
Total distributable earnings (accumulated losses)	41,827,771

Net assets	$338,166,744

Net assets by class:
Initial Class	$4,944,866
Service Class	333,221,878

Shares outstanding:
Initial Class	425,439
Service Class	28,901,066

Net asset value and offering price per share:
Initial Class	$11.62
Service Class	11.53

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$2,564,944
Net income from securities lending	25,949

Total investment income	2,590,893

Expenses:
Investment management fees	941,514
Distribution and service fees:
Service Class	416,304
Transfer agent costs	2,480
Trustees, CCO and deferred compensation fees	8,340
Audit and tax fees	10,092
Custody fees	3,294
Legal fees	10,964
Printing and shareholder reports fees	9,985
Other	15,938

Total expenses	1,418,911

Net investment income (loss)	1,171,982

Net realized gain (loss) on:
Unaffiliated investments	17,517,891

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(7,398,501)

Net realized and change in unrealized gain (loss)	10,119,390

Net increase (decrease) in net assets resulting from operations	$11,291,372

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$1,171,982	$3,619,378
Net realized gain (loss)	17,517,891	8,979,371
Net change in unrealized appreciation (depreciation)	(7,398,501)	9,201,354

Net increase (decrease) in net assets resulting from operations	11,291,372	21,800,103

Dividends and/or distributions to shareholders:
Initial Class	—	(159,296)
Service Class	—	(11,671,266)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(11,830,562)

Capital share transactions:
Proceeds from shares sold:
Initial Class	365,141	788,874
Service Class	1,393,388	6,848,577

	1,758,529	7,637,451

Dividends and/or distributions reinvested:
Initial Class	—	159,296
Service Class	—	11,671,266

	—	11,830,562

Cost of shares redeemed:
Initial Class	(216,271)	(944,818)
Service Class	(23,020,811)	(51,457,950)

	(23,237,082)	(52,402,768)

Net increase (decrease) in net assets resulting from capital share transactions	(21,478,553)	(32,934,755)

Net increase (decrease) in net assets	(10,187,181)	(22,965,214)

Net assets:
Beginning of period/year	348,353,925	371,319,139

End of period/year	$338,166,744	$348,353,925

Capital share transactions - shares:
Shares issued:
Initial Class	32,041	73,975
Service Class	124,000	647,938

	156,041	721,913

Shares reinvested:
Initial Class	—	14,832
Service Class	—	1,092,815

	—	1,107,647

Shares redeemed:
Initial Class	(19,080)	(87,779)
Service Class	(2,045,132)	(4,830,430)

	(2,064,212)	(4,918,209)

Net increase (decrease) in shares outstanding:
Initial Class	12,961	1,028
Service Class	(1,921,132)	(3,089,677)

	(1,908,171)	(3,088,649)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$11.23		$10.89	$10.82	$11.32	$10.32	$10.18

Investment operations:
Net investment income (loss) (A)	0.05		0.14	0.23	0.23	0.19	0.19	(B)
Net realized and unrealized gain (loss)	0.34		0.60	0.97	(0.52)	1.03	0.11

Total investment operations	0.39		0.74	1.20	(0.29)	1.22	0.30

Dividends and/or distributions to shareholders:
Net investment income	—		(0.24)	(0.26)	(0.21)	(0.22)	(0.16)
Net realized gains	—		(0.16)	(0.87)	—	—	—

Total dividends and/or distributions to shareholders	—		(0.40)	(1.13)	(0.21)	(0.22)	(0.16)

Net asset value, end of period/year	$11.62		$11.23	$10.89	$10.82	$11.32	$10.32

Total return	3.47	%(C)	6.99%	11.47%	(2.61)%	11.92%	2.87%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,945		$4,631	$4,481	$4,195	$4,218	$4,204
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.59	%(E)	0.59%	0.59%	0.58%	0.58%	0.58%
Including waiver and/or reimbursement and recapture	0.59	%(E)	0.59%	0.59%	0.58%	0.58%	0.57	%(B)
Net investment income (loss) to average net assets	0.96	%(E)	1.31%	2.06%	2.07%	1.73%	1.87	%(B)
Portfolio turnover rate	49	%(C)	82%	151%	135%	3%	143%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$11.15		$10.82	$10.75	$11.25	$10.25	$10.11

Investment operations:
Net investment income (loss) (A)	0.04		0.11	0.20	0.20	0.16	0.17	(B)
Net realized and unrealized gain (loss)	0.34		0.59	0.97	(0.52)	1.03	0.10

Total investment operations	0.38		0.70	1.17	(0.32)	1.19	0.27

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)	(0.23)	(0.18)	(0.19)	(0.13)
Net realized gains	—		(0.16)	(0.87)	—	—	—

Total dividends and/or distributions to shareholders	—		(0.37)	(1.10)	(0.18)	(0.19)	(0.13)

Net asset value, end of period/year	$11.53		$11.15	$10.82	$10.75	$11.25	$10.25

Total return	3.41	%(C)	6.65%	11.23%	(2.89)%	11.70%	2.65%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$333,222		$343,723	$366,838	$374,831	$444,820	$457,900
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.84	%(E)	0.84%	0.84%	0.83%	0.83%	0.83%
Including waiver and/or reimbursement and recapture	0.84	%(E)	0.84%	0.84%	0.83%	0.83%	0.82	%(B)
Net investment income (loss) to average net assets	0.69	%(E)	1.04%	1.80%	1.78%	1.47%	1.61	%(B)
Portfolio turnover rate	49	%(C)	82%	151%	135%	3%	143%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica QS Investors Active Asset Allocation—Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

1. ORGANIZATION (continued)

of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$70,002,222	$—	$—	$—	$70,002,222
Total Borrowings	$70,002,222	$—	$—	$—	$70,002,222

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK FACTORS (continued)

continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Allocation risk: The Portfolio’s investment performance, in large part, depends on the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results.

Fixed-income securities risk: Fixed-income securities are subject to risks including credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $50 million	0.58%
Over $50 million up to $250 million	0.56
Over $250 million up to $1 billion	0.54
Over $1 billion up to $1.5 billion	0.52
Over $1.5 billion up to $2.5 billion	0.51
Over $2.5 billion	0.50

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.61%	May 1, 2022
Service Class	0.86	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 166,823,150	$ 186,538,517

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 390,142,965	$ 18,707,025	$ (355,972)	$ 18,351,053

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica QS Investors Active Asset Allocation – Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2015 pursuant to its current investment strategies. The Trustees noted that, effective on or about November 1, 2021, BlackRock Investment Management, LLC will replace QS Investors, LLC as sub-adviser to the Portfolio and will begin managing the Portfolio pursuant to different investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees and TAM agreed upon a reduction to the Portfolio’s management fee schedule, effective on or about November 1, 2021. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders, and that the expense limit applicable to each class of the Portfolio under this arrangement would be lowered, effective on or about November 1, 2021.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

APPROVAL OF SUB-ADVISORY AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on June 16-17, 2021, the Board considered the termination of QS Investors, LLC (“QS Investors”) as sub-adviser to Transamerica Legg Mason Dynamic Allocation – Balanced VP, Transamerica Legg Mason Dynamic Allocation – Growth VP, Transamerica QS Investors Active Asset Allocation – Conservative VP, Transamerica QS Investors Active Asset Allocation – Moderate VP and Transamerica QS Investors Active Asset Allocation – Moderate Growth VP (each a “Portfolio,” and collectively, the “Portfolios”), the termination of Western Asset Management Company, LLC (“Western Asset Management”) as sub-sub-adviser to Transamerica Legg Mason Dynamic Allocation – Balanced VP and Transamerica Legg Mason Dynamic Allocation – Growth VP (the “Sub-Sub-Advised Portfolios”) and the approval of the proposed sub-advisory agreements (each a “BlackRock Sub-Advisory Agreement,” and collectively the “BlackRock Sub-Advisory Agreements”) between TAM and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Portfolios, as well as the approval of a revised management fee schedule for each Portfolio, both to take effect on or about November 1, 2021.

Following its review and consideration, the Board determined that the terms of the BlackRock Sub-Advisory Agreements were reasonable and that the termination of QS Investors as sub-adviser to the Portfolios, the termination of Western Asset Management Company as sub-sub-adviser to the Sub-Sub-Advised Portfolios and the approval of the BlackRock Sub-Advisory Agreements was in the best interests of the Portfolios and their contract holders. The Board, including the Independent Board Members, authorized TAM to terminate the sub-advisory agreements with QS Investors and unanimously approved the BlackRock Sub-Advisory Agreements for an initial two-year period. The Board, including the Independent Board Members, also unanimously approved the revised management fee schedules.

Prior to reaching their decision, the Board Members requested and received from TAM and BlackRock certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the proposed BlackRock Sub-Advisory Agreements, including information they had previously received from TAM as part of their regular oversight of the Portfolios and from BlackRock as part of their regular oversight of other funds sub-advised by BlackRock, and knowledge they gained over time through meeting with TAM and BlackRock. Among other materials, the Board Members considered fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Board Members met privately without representatives of TAM or BlackRock present and were represented throughout the process by their independent legal counsel. In considering whether to approve the BlackRock Sub-Advisory Agreements, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services. In evaluating the nature, extent and quality of the services to be provided by BlackRock under the BlackRock Sub-Advisory Agreements, the Board considered information provided by TAM and BlackRock regarding the operations, facilities, organization and personnel of BlackRock, the anticipated ability of BlackRock to perform its duties under the BlackRock Sub-Advisory Agreements and the proposed changes to the Portfolios’ principal investment strategies. The Board Members further considered that: (i) BlackRock is an experienced asset management firm; (ii) TAM is recommending that BlackRock be appointed as sub-adviser to the Portfolios; and (iii) TAM believes that BlackRock has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolios based on TAM’s assessment of BlackRock’s organization, investment personnel and experience sub-advising other funds. The Board Members also considered BlackRock’s proposed responsibilities and experience with the Portfolios’ proposed principal investment strategies.

The Board Members noted that TAM had advised the Board that neither the approval of the BlackRock Sub-Advisory Agreements nor the approval of the revised management fee schedules was expected to result in any diminution in the nature, extent and quality of the services provided to the Portfolios and their contract holders, including compliance services. Based on these and other considerations, the Board Members determined that BlackRock can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolios and that BlackRock’s appointment is not expected to diminish the nature, extent and quality of services provided to the Portfolios.

Investment Performance. The Board Members considered BlackRock’s investment management experience, capabilities and resources. The Board reviewed the performance of the Portfolios for various trailing periods ended February 28, 2021 as compared to: (i) simulated, back-tested performance results of each Portfolio’s proposed strategy; (ii) each Portfolio’s respective peer group; (iii) each Portfolio’s current blended benchmark; and (iv) each Portfolio’s proposed blended benchmark.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)

(unaudited)

Transamerica Legg Mason Dynamic Allocation – Balanced VP. The Board Members noted that the back-tested annualized return (“Back-Tested Return”) was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was above that of the median for its peer group for the past 3- and 5-year periods and below the median for the past 1-year period. The Board Members also noted that the Back-Tested Return was below that of the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica Legg Mason Dynamic Allocation – Growth VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below that of the median for its peer group and below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica QS Investors Active Asset Allocation – Conservative VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below that of the median for its peer group and below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica QS Investors Active Asset Allocation – Moderate VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below that of the median for its peer group and below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio and above the median for its peer group, each for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the sub-advisory services to be provided by BlackRock, the Board concluded that BlackRock is capable of generating a level of investment performance that is appropriate in scope and extent in light of each Portfolio’s proposed new principal investment strategies, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio. The Board considered the revised management and new sub-advisory fee schedules (“Fee Changes”) for each Portfolio. The Board noted that the Fee Changes would lower each Portfolio’s management and sub-advisory fees at all asset levels, resulting in immediate savings for current contract holders, as well as additional savings as each Portfolio’s assets grow in size. With respect to each Portfolio, except Transamerica QS Investors Active Asset Allocation – Moderate Growth VP, the Board considered that, assuming implementation of the Fee Changes, based on assets as of February 28, 2021, the management fee would be above the applicable Broadridge and Morningstar peer group medians, but the total expense ratio of each class would be below the applicable Broadridge and Morningstar peer group medians. With respect to Transamerica QS Investors Active Asset Allocation – Moderate Growth VP, the Board noted that the management fee would be above the Broadridge peer group median and below the Morningstar peer group median and the total expense ratio of each class would be below the Broadridge and Morningstar peer group medians. The Board considered the portion of each Portfolio’s management fee to be retained by TAM following payment of the sub-advisory fee by TAM to BlackRock and noted that TAM considered the amount to be reasonable compensation for its services. The Board also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders, and that the expense limit applicable to each class of each Portfolio under this arrangement would be lowered, effective on or about November 1, 2021. On the basis of these and other considerations, together with the other information it considered, the Board determined that the revised management fee schedule and new sub-advisory fee schedule for each Portfolio were reasonable in light of the services to be provided.

Cost of Services to be Provided and Level of Profitability. With respect to BlackRock, the Board noted that the proposed sub-advisory fees are the product of arm’s-length negotiation between TAM and BlackRock, which is not affiliated with TAM, and would be paid by TAM and not the Portfolios. As a result, the Board did not consider BlackRock’s anticipated profitability to be material to its decision to approve the BlackRock Sub-Advisory Agreements. The Board also reviewed pro forma estimated TAM profitability information provided by TAM, noting that, at current asset levels, as of February 28, 2021, there was expected to be a decrease in the net management fees retained by TAM for Transamerica QS Investors Active Asset Allocation – Conservative VP, Transamerica QS Investors Active Asset Allocation – Moderate VP, Transamerica QS Investors Active Asset Allocation – Moderate Growth VP, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Conservative VP

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)

(unaudited)

Transamerica Legg Mason Dynamic Allocation – Growth VP and an increase in the net management fee retained by TAM for Transamerica Legg Mason Dynamic Allocation – Balanced VP. The Board considered TAM’s view that each Portfolio’s proposed net management fee would allow TAM to be reasonably compensated for its services.

Economies of Scale. In evaluating the extent to which each Portfolio’s revised management fee schedule and new sub-advisory fee schedule reflected economies of scale or would permit economies of scale to be realized in the future, the Board Members considered that the appointment of BlackRock has the potential to attract additional assets due to BlackRock’s established asset management capabilities. The Board Members concluded that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by each Portfolio to TAM, and the sub-advisory fees payable by TAM to BlackRock, in light of any economies of scale experienced in the future.

Benefits to BlackRock from its Relationships with the Portfolios. The Board considered other benefits expected to be derived by BlackRock from its relationships with the Portfolios. The Board noted that TAM would not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with BlackRock or the Portfolios, and that BlackRock may engage in soft dollar arrangements and receive such benefits on certain transactions, consistent with applicable law and “best execution” requirements.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the approval of the revised management fee schedule and BlackRock Sub-Advisory Agreement for each Portfolio was in the best interests of the Portfolio and its contract holders and voted to approve the revised management fee schedule and BlackRock Sub-Advisory Agreement for each Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.
The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,035.90	$2.98	$1,021.90	$2.96	0.59%
Service Class	1,000.00	1,034.30	4.24	1,020.60	4.21	0.84

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	62.1%
International Equity Funds	24.7
U.S. Fixed Income Funds	11.3
Repurchase Agreement	6.9
Other Investment Company	6.6
International Fixed Income Fund	1.7
Net Other Assets (Liabilities)	(13.3)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 24.7%
iShares MSCI EAFE Min Vol Factor ETF (A)	81,700	$ 6,171,618
Vanguard FTSE All-World ex-US ETF	1,362,634	86,377,369
Vanguard Total International Stock ETF (A)	470,116	30,877,219

		123,426,206

International Fixed Income Fund - 1.7%
Vanguard Total International Bond ETF (A)	152,411	8,702,668

U.S. Equity Funds - 62.1%
iShares Core S&P 500 ETF	130,004	55,908,323
iShares MSCI USA Min Vol Factor ETF (A)	84,170	6,195,754
iShares Russell 1000 ETF (A)	922,455	223,307,906
Vanguard Small-Cap Growth ETF (A)	63,836	18,499,034
Vanguard Small-Cap Value ETF	35,707	6,200,878

		310,111,895

U.S. Fixed Income Funds - 11.3%
iShares Core U.S. Aggregate Bond ETF	94,262	10,871,236
iShares TIPS Bond ETF	16,994	2,175,402
SPDR Bloomberg Barclays Convertible Securities ETF (A)	49,884	4,326,439
Vanguard Total Bond Market ETF	455,732	39,142,822

		56,515,899

Total Exchange-Traded Funds (Cost $472,467,866)		498,756,668

	Shares	Value
OTHER INVESTMENT COMPANY - 6.6%
Securities Lending Collateral - 6.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	32,833,511	$ 32,833,511

Total Other Investment Company (Cost $32,833,511)		32,833,511

	Principal	Value
REPURCHASE AGREEMENT - 6.9%
Fixed Income Clearing Corp., 0.00% (B), dated 06/30/2021, to be repurchased at $34,734,283 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 12/15/2023, and with a value of $35,429,002.	$ 34,734,283	34,734,283

Total Repurchase Agreement (Cost $34,734,283)		34,734,283

Total Investments (Cost $540,035,660)		566,324,462
Net Other Assets (Liabilities) - (13.3)%		(66,496,626)

Net Assets - 100.0%		$ 499,827,836

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$498,756,668	$—	$—	$498,756,668
Other Investment Company	32,833,511	—	—	32,833,511
Repurchase Agreement	—	34,734,283	—	34,734,283

Total Investments	$531,590,179	$34,734,283	$—	$566,324,462

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $39,817,188, collateralized by cash collateral of $32,833,511 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,795,729. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Unaffiliated investments, at value (cost $505,301,377) (including securities loaned of $39,817,188)	$531,590,179
Repurchase agreement, at value (cost $34,734,283)	34,734,283
Receivables and other assets:
Net income from securities lending	9,580
Shares of beneficial interest sold	155,117
Prepaid expenses	1,850

Total assets	566,491,009

Liabilities:
Cash collateral received upon return of:
Securities on loan	32,833,511
Payables and other liabilities:
Investments purchased	33,388,509
Shares of beneficial interest redeemed	8,593
Investment management fees	249,213
Distribution and service fees	106,909
Transfer agent costs	1,357
Trustees, CCO and deferred compensation fees	7,994
Audit and tax fees	10,996
Custody fees	5,615
Legal fees	4,799
Printing and shareholder reports fees	32,154
Other accrued expenses	13,523

Total liabilities	66,663,173

Net assets	$499,827,836

Net assets consist of:
Capital stock ($0.01 par value)	$448,109
Additional paid-in capital	491,767,613
Total distributable earnings (accumulated losses)	7,612,114

Net assets	$499,827,836

Net assets by class:
Initial Class	$26,498,250
Service Class	473,329,586

Shares outstanding:
Initial Class	2,355,452
Service Class	42,455,405

Net asset value and offering price per share:
Initial Class	$11.25
Service Class	11.15

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$3,511,988
Net income from securities lending	88,047

Total investment income	3,600,035

Expenses:
Investment management fees	1,377,526
Distribution and service fees:
Service Class	591,553
Transfer agent costs	3,663
Trustees, CCO and deferred compensation fees	12,371
Audit and tax fees	11,266
Custody fees	3,696
Legal fees	16,331
Printing and shareholder reports fees	16,897
Other	21,194

Total expenses	2,054,497

Net investment income (loss)	1,545,538

Net realized gain (loss) on:
Unaffiliated investments	14,480,422

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	803,995

Net realized and change in unrealized gain (loss)	15,284,417

Net increase (decrease) in net assets resulting from operations	$16,829,955

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$1,545,538	$2,825,983
Net realized gain (loss)	14,480,422	(24,395,782)
Net change in unrealized appreciation (depreciation)	803,995	5,225,008

Net increase (decrease) in net assets resulting from operations	16,829,955	(16,344,791)

Dividends and/or distributions to shareholders:
Initial Class	—	(1,051,954)
Service Class	—	(18,862,890)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(19,914,844)

Capital share transactions:
Proceeds from shares sold:
Initial Class	513,342	1,124,687
Service Class	2,064,864	3,362,314

	2,578,206	4,487,001

Dividends and/or distributions reinvested:
Initial Class	—	1,051,954
Service Class	—	18,862,890

	—	19,914,844

Cost of shares redeemed:
Initial Class	(1,110,817)	(2,824,013)
Service Class	(33,913,268)	(73,353,982)

	(35,024,085)	(76,177,995)

Net increase (decrease) in net assets resulting from capital share transactions	(32,445,879)	(51,776,150)

Net increase (decrease) in net assets	(15,615,924)	(88,035,785)

Net assets:
Beginning of period/year	515,443,760	603,479,545

End of period/year	$499,827,836	$515,443,760

Capital share transactions - shares:
Shares issued:
Initial Class	46,877	104,937
Service Class	189,484	325,740

	236,361	430,677

Shares reinvested:
Initial Class	—	101,052
Service Class	—	1,824,264

	—	1,925,316

Shares redeemed:
Initial Class	(101,135)	(265,763)
Service Class	(3,122,180)	(6,993,826)

	(3,223,315)	(7,259,589)

Net increase (decrease) in shares outstanding:
Initial Class	(54,258)	(59,774)
Service Class	(2,932,696)	(4,843,822)

	(2,986,954)	(4,903,596)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$10.86		$11.54	$11.32	$12.19	$10.27	$10.17

Investment operations:
Net investment income (loss) (A)	0.05		0.08	0.21	0.21	0.18	0.15	(B)
Net realized and unrealized gain (loss)	0.34		(0.31)	1.05	(0.89)	1.91	0.09

Total investment operations	0.39		(0.23)	1.26	(0.68)	2.09	0.24

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.24)	(0.19)	(0.17)	(0.14)
Net realized gains	—		(0.22)	(0.80)	—	—	—

Total dividends and/or distributions to shareholders	—		(0.45)	(1.04)	(0.19)	(0.17)	(0.14)

Net asset value, end of period/year	$11.25		$10.86	$11.54	$11.32	$12.19	$10.27

Total return	3.59	%(C)	(1.85)%	11.59%	(5.67)%	20.55%	2.32%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$26,498		$26,178	$28,494	$27,579	$31,642	$28,226
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.59	%(E)	0.58%	0.58%	0.57%	0.57%	0.57%
Including waiver and/or reimbursement and recapture	0.59	%(E)	0.58%	0.58%	0.57%	0.57%	0.56	%(B)
Net investment income (loss) to average net assets	0.87	%(E)	0.79%	1.79%	1.72%	1.57%	1.51	%(B)
Portfolio turnover rate	97	%(C)	105%	205%	323%	23%	212%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$10.78		$11.45	$11.23	$12.10	$10.19	$10.10

Investment operations:
Net investment income (loss) (A)	0.03		0.06	0.18	0.17	0.15	0.13	(B)
Net realized and unrealized gain (loss)	0.34		(0.31)	1.04	(0.88)	1.91	0.07

Total investment operations	0.37		(0.25)	1.22	(0.71)	2.06	0.20

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)	(0.20)	(0.16)	(0.15)	(0.11)
Net realized gains	—		(0.22)	(0.80)	—	—	—

Total dividends and/or distributions to shareholders	—		(0.42)	(1.00)	(0.16)	(0.15)	(0.11)

Net asset value, end of period/year	$11.15		$10.78	$11.45	$11.23	$12.10	$10.19

Total return	3.43	%(C)	(2.08)%	11.36%	(5.95)%	20.30%	1.97%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$473,330		$489,266	$574,986	$593,734	$713,059	$648,780
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.84	%(E)	0.83%	0.83%	0.82%	0.82%	0.82%
Including waiver and/or reimbursement and recapture	0.84	%(E)	0.83%	0.83%	0.82%	0.82%	0.81	%(B)
Net investment income (loss) to average net assets	0.61	%(E)	0.53%	1.54%	1.45%	1.31%	1.26	%(B)
Portfolio turnover rate	97	%(C)	105%	205%	323%	23%	212%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica QS Investors Active Asset Allocation – Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

1. ORGANIZATION (continued)

of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$32,833,511	$—	$—	$—	$32,833,511
Total Borrowings	$32,833,511	$—	$—	$—	$32,833,511

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK FACTORS (continued)

continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Allocation risk: The Portfolio’s investment performance, in large part, depends on the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $50 million	0.58%
Over $50 million up to $250 million	0.56
Over $250 million up to $1 billion	0.54
Over $1 billion up to $1.5 billion	0.52
Over $1.5 billion up to $2.5 billion	0.51
Over $2.5 billion	0.50

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.67%	May 1, 2022
Service Class	0.92	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 487,840,527	$ 518,395,619

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 540,035,660	$ 26,709,325	$ (420,523)	$ 26,288,802

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

10. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica QS Investors Active Asset Allocation – Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2015 pursuant to its current investment strategies. The Trustees noted that, effective on or about November 1, 2021, BlackRock Investment Management, LLC will replace QS Investors, LLC as sub-adviser to the Portfolio and will begin managing the Portfolio pursuant to different investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees and TAM agreed upon a reduction to the Portfolio’s management fee schedule, effective on or about November 1, 2021. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders, and that the expense limit applicable to each class of the Portfolio under this arrangement would be lowered, effective on or about November 1, 2021.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

APPROVAL OF SUB-ADVISORY AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on June 16-17, 2021, the Board considered the termination of QS Investors, LLC (“QS Investors”) as sub-adviser to Transamerica Legg Mason Dynamic Allocation – Balanced VP, Transamerica Legg Mason Dynamic Allocation – Growth VP, Transamerica QS Investors Active Asset Allocation – Conservative VP, Transamerica QS Investors Active Asset Allocation – Moderate VP and Transamerica QS Investors Active Asset Allocation – Moderate Growth VP (each a “Portfolio,” and collectively, the “Portfolios”), the termination of Western Asset Management Company, LLC (“Western Asset Management”) as sub-sub-adviser to Transamerica Legg Mason Dynamic Allocation – Balanced VP and Transamerica Legg Mason Dynamic Allocation – Growth VP (the “Sub-Sub-Advised Portfolios”) and the approval of the proposed sub-advisory agreements (each a “BlackRock Sub-Advisory Agreement,” and collectively the “BlackRock Sub-Advisory Agreements”) between TAM and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Portfolios, as well as the approval of a revised management fee schedule for each Portfolio, both to take effect on or about November 1, 2021.

Following its review and consideration, the Board determined that the terms of the BlackRock Sub-Advisory Agreements were reasonable and that the termination of QS Investors as sub-adviser to the Portfolios, the termination of Western Asset Management Company as sub-sub-adviser to the Sub-Sub-Advised Portfolios and the approval of the BlackRock Sub-Advisory Agreements was in the best interests of the Portfolios and their contract holders. The Board, including the Independent Board Members, authorized TAM to terminate the sub-advisory agreements with QS Investors and unanimously approved the BlackRock Sub-Advisory Agreements for an initial two-year period. The Board, including the Independent Board Members, also unanimously approved the revised management fee schedules.

Prior to reaching their decision, the Board Members requested and received from TAM and BlackRock certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the proposed BlackRock Sub-Advisory Agreements, including information they had previously received from TAM as part of their regular oversight of the Portfolios and from BlackRock as part of their regular oversight of other funds sub-advised by BlackRock, and knowledge they gained over time through meeting with TAM and BlackRock. Among other materials, the Board Members considered fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Board Members met privately without representatives of TAM or BlackRock present and were represented throughout the process by their independent legal counsel. In considering whether to approve the BlackRock Sub-Advisory Agreements, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services. In evaluating the nature, extent and quality of the services to be provided by BlackRock under the BlackRock Sub-Advisory Agreements, the Board considered information provided by TAM and BlackRock regarding the operations, facilities, organization and personnel of BlackRock, the anticipated ability of BlackRock to perform its duties under the BlackRock Sub-Advisory Agreements and the proposed changes to the Portfolios’ principal investment strategies. The Board Members further considered that: (i) BlackRock is an experienced asset management firm; (ii) TAM is recommending that BlackRock be appointed as sub-adviser to the Portfolios; and (iii) TAM believes that BlackRock has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolios based on TAM’s assessment of BlackRock’s organization, investment personnel and experience sub-advising other funds. The Board Members also considered BlackRock’s proposed responsibilities and experience with the Portfolios’ proposed principal investment strategies.

The Board Members noted that TAM had advised the Board that neither the approval of the BlackRock Sub-Advisory Agreements nor the approval of the revised management fee schedules was expected to result in any diminution in the nature, extent and quality of the services provided to the Portfolios and their contract holders, including compliance services. Based on these and other considerations, the Board Members determined that BlackRock can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolios and that BlackRock’s appointment is not expected to diminish the nature, extent and quality of services provided to the Portfolios.

Investment Performance. The Board Members considered BlackRock’s investment management experience, capabilities and resources. The Board reviewed the performance of the Portfolios for various trailing periods ended February 28, 2021 as compared to: (i) simulated, back-tested performance results of each Portfolio’s proposed strategy; (ii) each Portfolio’s respective peer group; (iii) each Portfolio’s current blended benchmark; and (iv) each Portfolio’s proposed blended benchmark.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)

(unaudited)

Transamerica Legg Mason Dynamic Allocation – Balanced VP. The Board Members noted that the back-tested annualized return (“Back-Tested Return”) was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was above that of the median for its peer group for the past 3- and 5-year periods and below the median for the past 1-year period. The Board Members also noted that the Back-Tested Return was below that of the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica Legg Mason Dynamic Allocation – Growth VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below that of the median for its peer group and below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica QS Investors Active Asset Allocation – Conservative VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below that of the median for its peer group and below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica QS Investors Active Asset Allocation – Moderate VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below that of the median for its peer group and below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio and above the median for its peer group, each for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the sub-advisory services to be provided by BlackRock, the Board concluded that BlackRock is capable of generating a level of investment performance that is appropriate in scope and extent in light of each Portfolio’s proposed new principal investment strategies, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio. The Board considered the revised management and new sub-advisory fee schedules (“Fee Changes”) for each Portfolio. The Board noted that the Fee Changes would lower each Portfolio’s management and sub-advisory fees at all asset levels, resulting in immediate savings for current contract holders, as well as additional savings as each Portfolio’s assets grow in size. With respect to each Portfolio, except Transamerica QS Investors Active Asset Allocation – Moderate Growth VP, the Board considered that, assuming implementation of the Fee Changes, based on assets as of February 28, 2021, the management fee would be above the applicable Broadridge and Morningstar peer group medians, but the total expense ratio of each class would be below the applicable Broadridge and Morningstar peer group medians. With respect to Transamerica QS Investors Active Asset Allocation – Moderate Growth VP, the Board noted that the management fee would be above the Broadridge peer group median and below the Morningstar peer group median and the total expense ratio of each class would be below the Broadridge and Morningstar peer group medians. The Board considered the portion of each Portfolio’s management fee to be retained by TAM following payment of the sub-advisory fee by TAM to BlackRock and noted that TAM considered the amount to be reasonable compensation for its services. The Board also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders, and that the expense limit applicable to each class of each Portfolio under this arrangement would be lowered, effective on or about November 1, 2021. On the basis of these and other considerations, together with the other information it considered, the Board determined that the revised management fee schedule and new sub-advisory fee schedule for each Portfolio were reasonable in light of the services to be provided.

Cost of Services to be Provided and Level of Profitability. With respect to BlackRock, the Board noted that the proposed sub-advisory fees are the product of arm’s-length negotiation between TAM and BlackRock, which is not affiliated with TAM, and would be paid by TAM and not the Portfolios. As a result, the Board did not consider BlackRock’s anticipated profitability to be material to its decision to approve the BlackRock Sub-Advisory Agreements. The Board also reviewed pro forma estimated TAM profitability information provided by TAM, noting that, at current asset levels, as of February 28, 2021, there was expected to be a decrease in the net management fees retained by TAM for Transamerica QS Investors Active Asset Allocation – Conservative VP, Transamerica QS Investors Active Asset Allocation – Moderate VP, Transamerica QS Investors Active Asset Allocation – Moderate Growth VP, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation –  Moderate Growth VP

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)

(unaudited)

Transamerica Legg Mason Dynamic Allocation – Growth VP and an increase in the net management fee retained by TAM for Transamerica Legg Mason Dynamic Allocation – Balanced VP. The Board considered TAM’s view that each Portfolio’s proposed net management fee would allow TAM to be reasonably compensated for its services.

Economies of Scale. In evaluating the extent to which each Portfolio’s revised management fee schedule and new sub-advisory fee schedule reflected economies of scale or would permit economies of scale to be realized in the future, the Board Members considered that the appointment of BlackRock has the potential to attract additional assets due to BlackRock’s established asset management capabilities. The Board Members concluded that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by each Portfolio to TAM, and the sub-advisory fees payable by TAM to BlackRock, in light of any economies of scale experienced in the future.

Benefits to BlackRock from its Relationships with the Portfolios. The Board considered other benefits expected to be derived by BlackRock from its relationships with the Portfolios. The Board noted that TAM would not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with BlackRock or the Portfolios, and that BlackRock may engage in soft dollar arrangements and receive such benefits on certain transactions, consistent with applicable law and “best execution” requirements.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the approval of the revised management fee schedule and BlackRock Sub-Advisory Agreement for each Portfolio was in the best interests of the Portfolio and its contract holders and voted to approve the revised management fee schedule and BlackRock Sub-Advisory Agreement for each Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation – Moderate VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,050.80	$2.90	$1,022.00	$2.86	0.57%
Service Class	1,000.00	1,050.40	4.17	1,020.70	4.11	0.82

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	48.7%
U.S. Fixed Income Funds	27.4
International Equity Funds	20.3
Other Investment Company	6.5
International Fixed Income Fund	3.7
Repurchase Agreement	0.1
Net Other Assets (Liabilities)	(6.7)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.1%
International Equity Funds - 20.3%
iShares MSCI EAFE Min Vol Factor ETF (A)	234,255	$ 17,695,623
Vanguard FTSE All-World ex-US ETF	3,037,514	192,548,012
Vanguard Total International Stock ETF (A)	799,531	52,513,196

		262,756,831

International Fixed Income Fund - 3.7%
Vanguard Total International Bond ETF (A)	845,294	48,266,288

U.S. Equity Funds - 48.7%
iShares Core S&P 500 ETF	253,908	109,193,336
iShares MSCI USA Min Vol Factor ETF (A)	244,932	18,029,445
iShares Russell 1000 ETF (A)	1,861,752	450,692,924
Vanguard Small-Cap Growth ETF (A)	127,133	36,841,872
Vanguard Small-Cap Value ETF	100,428	17,440,326

		632,197,903

U.S. Fixed Income Funds - 27.4%
iShares Core U.S. Aggregate Bond ETF (A)	560,180	64,605,559
iShares TIPS Bond ETF	125,927	16,119,915
SPDR Bloomberg Barclays Convertible Securities ETF (A)	284,675	24,689,863
Vanguard Total Bond Market ETF (A)	2,915,213	250,387,645

		355,802,982

Total Exchange-Traded Funds (Cost $1,214,842,462)		1,299,024,004

	Shares	Value
OTHER INVESTMENT COMPANY - 6.5%
Securities Lending Collateral - 6.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (B)	84,797,090	$ 84,797,090

Total Other Investment Company (Cost $84,797,090)		84,797,090

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 0.00% (B), dated 06/30/2021, to be repurchased at $1,463,814 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 12/15/2023, and with a value of $1,493,184.	$ 1,463,814	1,463,814

Total Repurchase Agreement (Cost $1,463,814)		1,463,814

Total Investments (Cost $1,301,103,366)		1,385,284,908
Net Other Assets (Liabilities) - (6.7)%		(86,863,803)

Net Assets - 100.0%		$ 1,298,421,105

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,299,024,004	$—	$—	$1,299,024,004
Other Investment Company	84,797,090	—	—	84,797,090
Repurchase Agreement	—	1,463,814	—	1,463,814

Total Investments	$1,383,821,094	$1,463,814	$—	$1,385,284,908

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $148,414,750, collateralized by cash collateral of $84,797,090 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $66,671,643. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2021.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation – Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Unaffiliated investments, at value (cost $1,299,639,552) (including securities loaned of $148,414,750)	$1,383,821,094
Repurchase agreement, at value (cost $1,463,814)	1,463,814
Receivables and other assets:
Net income from securities lending	20,593
Shares of beneficial interest sold	64,909
Prepaid expenses	4,864

Total assets	1,385,375,274

Liabilities:
Cash collateral received upon return of:
Securities on loan	84,797,090
Payables and other liabilities:
Shares of beneficial interest redeemed	1,097,541
Investment management fees	634,197
Distribution and service fees	293,030
Transfer agent costs	3,414
Trustees, CCO and deferred compensation fees	19,864
Audit and tax fees	15,266
Custody fees	12,506
Legal fees	11,534
Printing and shareholder reports fees	41,033
Other accrued expenses	28,694

Total liabilities	86,954,169

Net assets	$1,298,421,105

Net assets consist of:
Capital stock ($0.01 par value)	$1,075,227
Additional paid-in capital	1,180,340,741
Total distributable earnings (accumulated losses)	117,005,137

Net assets	$1,298,421,105

Net assets by class:
Initial Class	$2,512,336
Service Class	1,295,908,769

Shares outstanding:
Initial Class	205,862
Service Class	107,316,872

Net asset value and offering price per share:
Initial Class	$12.20
Service Class	12.08

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$9,690,459
Net income from securities lending	182,805

Total investment income	9,873,264

Expenses:
Investment management fees	3,484,807
Distribution and service fees:
Service Class	1,610,308
Transfer agent costs	9,383
Trustees, CCO and deferred compensation fees	31,886
Audit and tax fees	16,034
Custody fees	8,378
Legal fees	41,231
Printing and shareholder reports fees	25,563
Other	35,461

Total expenses	5,263,051

Net investment income (loss)	4,610,213

Net realized gain (loss) on:
Unaffiliated investments	66,631,404

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(8,084,315)

Net realized and change in unrealized gain (loss)	58,547,089

Net increase (decrease) in net assets resulting from operations	$63,157,302

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation – Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$4,610,213	$11,380,359
Net realized gain (loss)	66,631,404	(21,952,404)
Net change in unrealized appreciation (depreciation)	(8,084,315)	48,355,410

Net increase (decrease) in net assets resulting from operations	63,157,302	37,783,365

Dividends and/or distributions to shareholders:
Initial Class	—	(97,934)
Service Class	—	(48,861,678)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(48,959,612)

Capital share transactions:
Proceeds from shares sold:
Initial Class	84,345	350,202
Service Class	1,486,719	5,094,402

	1,571,064	5,444,604

Dividends and/or distributions reinvested:
Initial Class	—	97,934
Service Class	—	48,861,678

	—	48,959,612

Cost of shares redeemed:
Initial Class	(192,932)	(640,660)
Service Class	(88,350,374)	(145,063,710)

	(88,543,306)	(145,704,370)

Net increase (decrease) in net assets resulting from capital share transactions	(86,972,242)	(91,300,154)

Net increase (decrease) in net assets	(23,814,940)	(102,476,401)

Net assets:
Beginning of period/year	1,322,236,045	1,424,712,446

End of period/year	$1,298,421,105	$1,322,236,045

Capital share transactions - shares:
Shares issued:
Initial Class	7,146	31,335
Service Class	126,845	461,476

	133,991	492,811

Shares reinvested:
Initial Class	—	8,863
Service Class	—	4,458,182

	—	4,467,045

Shares redeemed:
Initial Class	(16,238)	(57,399)
Service Class	(7,539,411)	(13,135,465)

	(7,555,649)	(13,192,864)

Net increase (decrease) in shares outstanding:
Initial Class	(9,092)	(17,201)
Service Class	(7,412,566)	(8,215,807)

	(7,421,658)	(8,233,008)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation – Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$11.61		$11.67	$11.50	$12.18	$10.72	$10.62

Investment operations:
Net investment income (loss) (A)	0.06		0.12	0.23	0.23	0.19	0.19	(B)
Net realized and unrealized gain (loss)	0.53		0.27	1.04	(0.71)	1.48	0.07

Total investment operations	0.59		0.39	1.27	(0.48)	1.67	0.26

Dividends and/or distributions to shareholders:
Net investment income	—		(0.24)	(0.26)	(0.20)	(0.21)	(0.16)
Net realized gains	—		(0.21)	(0.84)	—	—	—

Total dividends and/or distributions to shareholders	—		(0.45)	(1.10)	(0.20)	(0.21)	(0.16)

Net asset value, end of period/year	$12.20		$11.61	$11.67	$11.50	$12.18	$10.72

Total return	5.08	%(C)	3.59%	11.43%	(3.98)%	15.71%	2.43%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,512		$2,496	$2,710	$2,454	$2,582	$2,653
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.57	%(E)	0.56%	0.56%	0.56%	0.56%	0.55%
Including waiver and/or reimbursement and recapture	0.57	%(E)	0.56%	0.56%	0.56%	0.56%	0.55	%(B)
Net investment income (loss) to average net assets	0.97	%(E)	1.11%	1.98%	1.95%	1.65%	1.75	%(B)
Portfolio turnover rate	70	%(C)	99%	179%	214%	18%	165%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$11.50		$11.57	$11.41	$12.08	$10.63	$10.53

Investment operations:
Net investment income (loss) (A)	0.04		0.10	0.20	0.20	0.16	0.16	(B)
Net realized and unrealized gain (loss)	0.54		0.25	1.02	(0.70)	1.47	0.07

Total investment operations	0.58		0.35	1.22	(0.50)	1.63	0.23

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)	(0.22)	(0.17)	(0.18)	(0.13)
Net realized gains	—		(0.21)	(0.84)	—	—	—

Total dividends and/or distributions to shareholders	—		(0.42)	(1.06)	(0.17)	(0.18)	(0.13)

Net asset value, end of period/year	$12.08		$11.50	$11.57	$11.41	$12.08	$10.63

Total return	5.04	%(C)	3.25%	11.13%	(4.17)%	15.44%	2.18%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,295,909		$1,319,740	$1,422,002	$1,420,675	$1,613,733	$1,541,231
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.82	%(E)	0.81%	0.81%	0.81%	0.81%	0.80%
Including waiver and/or reimbursement and recapture	0.82	%(E)	0.81%	0.81%	0.81%	0.81%	0.80	%(B)
Net investment income (loss) to average net assets	0.71	%(E)	0.87%	1.72%	1.68%	1.42%	1.50	%(B)
Portfolio turnover rate	70	%(C)	99%	179%	214%	18%	165%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica QS Investors Active Asset Allocation—Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$84,797,090	$—	$—	$—	$84,797,090
Total Borrowings	$84,797,090	$—	$—	$—	$84,797,090

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. RISK FACTORS (continued)

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Allocation risk: The Portfolio’s investment performance, in large part, depends on the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $50 million	0.58%
Over $50 million up to $250 million	0.56
Over $250 million up to $1 billion	0.54
Over $1 billion up to $1.5 billion	0.52
Over $1.5 billion up to $2.5 billion	0.51
Over $2.5 billion	0.50

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.68%	May 1, 2022
Service Class	0.93	May 1, 2022

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 909,916,725	$ 989,509,997

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,301,103,366	$ 85,628,143	$ (1,446,601)	$ 84,181,542

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica QS Investors Active Asset Allocation – Moderate VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2015 pursuant to its current investment strategies. The Trustees noted that, effective on or about November 1, 2021, BlackRock Investment Management, LLC will replace QS Investors, LLC as sub-adviser to the Portfolio and will begin managing the Portfolio pursuant to different investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees and TAM agreed upon a reduction to the Portfolio’s management fee schedule, effective on or about November 1, 2021. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders, and that the expense limit applicable to each class of the Portfolio under this arrangement would be lowered, effective on or about November 1, 2021.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation – Moderate VP

APPROVAL OF SUB-ADVISORY AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on June 16-17, 2021, the Board considered the termination of QS Investors, LLC (“QS Investors”) as sub-adviser to Transamerica Legg Mason Dynamic Allocation – Balanced VP, Transamerica Legg Mason Dynamic Allocation – Growth VP, Transamerica QS Investors Active Asset Allocation – Conservative VP, Transamerica QS Investors Active Asset Allocation – Moderate VP and Transamerica QS Investors Active Asset Allocation – Moderate Growth VP (each a “Portfolio,” and collectively, the “Portfolios”), the termination of Western Asset Management Company, LLC (“Western Asset Management”) as sub-sub-adviser to Transamerica Legg Mason Dynamic Allocation – Balanced VP and Transamerica Legg Mason Dynamic Allocation – Growth VP (the “Sub-Sub-Advised Portfolios”) and the approval of the proposed sub-advisory agreements (each a “BlackRock Sub-Advisory Agreement,” and collectively the “BlackRock Sub-Advisory Agreements”) between TAM and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Portfolios, as well as the approval of a revised management fee schedule for each Portfolio, both to take effect on or about November 1, 2021.

Following its review and consideration, the Board determined that the terms of the BlackRock Sub-Advisory Agreements were reasonable and that the termination of QS Investors as sub-adviser to the Portfolios, the termination of Western Asset Management Company as sub-sub-adviser to the Sub-Sub-Advised Portfolios and the approval of the BlackRock Sub-Advisory Agreements was in the best interests of the Portfolios and their contract holders. The Board, including the Independent Board Members, authorized TAM to terminate the sub-advisory agreements with QS Investors and unanimously approved the BlackRock Sub-Advisory Agreements for an initial two-year period. The Board, including the Independent Board Members, also unanimously approved the revised management fee schedules.

Prior to reaching their decision, the Board Members requested and received from TAM and BlackRock certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the proposed BlackRock Sub-Advisory Agreements, including information they had previously received from TAM as part of their regular oversight of the Portfolios and from BlackRock as part of their regular oversight of other funds sub-advised by BlackRock, and knowledge they gained over time through meeting with TAM and BlackRock. Among other materials, the Board Members considered fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Board Members met privately without representatives of TAM or BlackRock present and were represented throughout the process by their independent legal counsel. In considering whether to approve the BlackRock Sub-Advisory Agreements, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services. In evaluating the nature, extent and quality of the services to be provided by BlackRock under the BlackRock Sub-Advisory Agreements, the Board considered information provided by TAM and BlackRock regarding the operations, facilities, organization and personnel of BlackRock, the anticipated ability of BlackRock to perform its duties under the BlackRock Sub-Advisory Agreements and the proposed changes to the Portfolios’ principal investment strategies. The Board Members further considered that: (i) BlackRock is an experienced asset management firm; (ii) TAM is recommending that BlackRock be appointed as sub-adviser to the Portfolios; and (iii) TAM believes that BlackRock has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolios based on TAM’s assessment of BlackRock’s organization, investment personnel and experience sub-advising other funds. The Board Members also considered BlackRock’s proposed responsibilities and experience with the Portfolios’ proposed principal investment strategies.

The Board Members noted that TAM had advised the Board that neither the approval of the BlackRock Sub-Advisory Agreements nor the approval of the revised management fee schedules was expected to result in any diminution in the nature, extent and quality of the services provided to the Portfolios and their contract holders, including compliance services. Based on these and other considerations, the Board Members determined that BlackRock can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolios and that BlackRock’s appointment is not expected to diminish the nature, extent and quality of services provided to the Portfolios.

Investment Performance. The Board Members considered BlackRock’s investment management experience, capabilities and resources. The Board reviewed the performance of the Portfolios for various trailing periods ended February 28, 2021 as compared to: (i) simulated, back-tested performance results of each Portfolio’s proposed strategy; (ii) each Portfolio’s respective peer group; (iii) each Portfolio’s current blended benchmark; and (iv) each Portfolio’s proposed blended benchmark.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation – Moderate VP

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)

(unaudited)

Transamerica Legg Mason Dynamic Allocation – Balanced VP. The Board Members noted that the back-tested annualized return (“Back-Tested Return”) was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was above that of the median for its peer group for the past 3- and 5-year periods and below the median for the past 1-year period. The Board Members also noted that the Back-Tested Return was below that of the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica Legg Mason Dynamic Allocation – Growth VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below that of the median for its peer group and below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica QS Investors Active Asset Allocation – Conservative VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below that of the median for its peer group and below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica QS Investors Active Asset Allocation – Moderate VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below that of the median for its peer group and below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP. The Board Members noted that the Back-Tested Return was above that of the Portfolio and above the median for its peer group, each for the past 1-, 3- and 5-year periods. The Board Members also noted that the Back-Tested Return was below the Portfolio’s current and proposed blended benchmarks, each for the past 1-, 3- and 5-year periods.

On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the sub-advisory services to be provided by BlackRock, the Board concluded that BlackRock is capable of generating a level of investment performance that is appropriate in scope and extent in light of each Portfolio’s proposed new principal investment strategies, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio. The Board considered the revised management and new sub-advisory fee schedules (“Fee Changes”) for each Portfolio. The Board noted that the Fee Changes would lower each Portfolio’s management and sub-advisory fees at all asset levels, resulting in immediate savings for current contract holders, as well as additional savings as each Portfolio’s assets grow in size. With respect to each Portfolio, except Transamerica QS Investors Active Asset Allocation – Moderate Growth VP, the Board considered that, assuming implementation of the Fee Changes, based on assets as of February 28, 2021, the management fee would be above the applicable Broadridge and Morningstar peer group medians, but the total expense ratio of each class would be below the applicable Broadridge and Morningstar peer group medians. With respect to Transamerica QS Investors Active Asset Allocation – Moderate Growth VP, the Board noted that the management fee would be above the Broadridge peer group median and below the Morningstar peer group median and the total expense ratio of each class would be below the Broadridge and Morningstar peer group medians. The Board considered the portion of each Portfolio’s management fee to be retained by TAM following payment of the sub-advisory fee by TAM to BlackRock and noted that TAM considered the amount to be reasonable compensation for its services. The Board also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders, and that the expense limit applicable to each class of each Portfolio under this arrangement would be lowered, effective on or about November 1, 2021. On the basis of these and other considerations, together with the other information it considered, the Board determined that the revised management fee schedule and new sub-advisory fee schedule for each Portfolio were reasonable in light of the services to be provided.

Cost of Services to be Provided and Level of Profitability. With respect to BlackRock, the Board noted that the proposed sub-advisory fees are the product of arm’s-length negotiation between TAM and BlackRock, which is not affiliated with TAM, and would be paid by TAM and not the Portfolios. As a result, the Board did not consider BlackRock’s anticipated profitability to be material to its decision to approve the BlackRock Sub-Advisory Agreements. The Board also reviewed pro forma estimated TAM profitability information provided by TAM, noting that, at current asset levels, as of February 28, 2021, there was expected to be a decrease in the net management fees retained by TAM for Transamerica QS Investors Active Asset Allocation – Conservative VP, Transamerica QS Investors Active Asset Allocation – Moderate VP, Transamerica QS Investors Active Asset Allocation – Moderate Growth VP, and Transamerica Legg Mason Dynamic Allocation – Growth VP and an increase in the net management fee retained by TAM for Transamerica Legg Mason Dynamic Allocation – Balanced VP. The Board considered TAM’s view that each Portfolio’s proposed net management fee would allow TAM to be reasonably compensated for its services.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica QS Investors Active Asset Allocation – Moderate VP

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)

(unaudited)

Economies of Scale. In evaluating the extent to which each Portfolio’s revised management fee schedule and new sub-advisory fee schedule reflected economies of scale or would permit economies of scale to be realized in the future, the Board Members considered that the appointment of BlackRock has the potential to attract additional assets due to BlackRock’s established asset management capabilities. The Board Members concluded that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by each Portfolio to TAM, and the sub-advisory fees payable by TAM to BlackRock, in light of any economies of scale experienced in the future.

Benefits to BlackRock from its Relationships with the Portfolios. The Board considered other benefits expected to be derived by BlackRock from its relationships with the Portfolios. The Board noted that TAM would not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with BlackRock or the Portfolios, and that BlackRock may engage in soft dollar arrangements and receive such benefits on certain transactions, consistent with applicable law and “best execution” requirements.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the approval of the revised management fee schedule and BlackRock Sub-Advisory Agreement for each Portfolio was in the best interests of the Portfolio and its contract holders and voted to approve the revised management fee schedule and BlackRock Sub-Advisory Agreement for each Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Rothschild & Co Large Cap Value VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Service Class	$1,000.00	$1,198.20	$6.54	$1,018.80	$6.01	1.20%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.0%
Net Other Assets (Liabilities)	2.0
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Rothschild & Co Large Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 3.6%
Northrop Grumman Corp.	1,835	$666,894
Textron, Inc.	11,649	801,102

		1,467,996

Airlines - 1.3%
Southwest Airlines Co. (A)	10,238	543,535

Automobiles - 2.4%
General Motors Co. (A)	16,334	966,483

Banks - 10.5%
Bank of America Corp.	42,869	1,767,489
JPMorgan Chase & Co.	9,719	1,511,693
Wells Fargo & Co.	21,970	995,021

		4,274,203

Beverages - 2.3%
PepsiCo, Inc.	6,208	919,839

Biotechnology - 1.8%
AbbVie, Inc.	6,653	749,394

Building Products - 2.3%
Trane Technologies PLC	5,212	959,738

Capital Markets - 8.6%
BlackRock, Inc.	1,405	1,229,333
Charles Schwab Corp.	17,797	1,295,800
State Street Corp.	11,933	981,847

		3,506,980

Chemicals - 2.5%
Air Products & Chemicals, Inc.	3,572	1,027,593

Construction & Engineering - 1.9%
Quanta Services, Inc.	8,599	778,811

Construction Materials - 2.0%
Martin Marietta Materials, Inc.	2,359	829,920

Electric Utilities - 3.5%
Duke Energy Corp.	6,253	617,296
Xcel Energy, Inc.	12,159	801,035

		1,418,331

Energy Equipment & Services - 1.4%
Schlumberger NV	17,634	564,464

Entertainment - 3.2%
Walt Disney Co. (A)	7,371	1,295,601

Equity Real Estate Investment Trusts - 4.0%
American Tower Corp.	3,155	852,292
Prologis, Inc.	6,615	790,691

		1,642,983

Food Products - 3.0%
Mondelez International, Inc., Class A	8,204	512,258
Tyson Foods, Inc., Class A	9,927	732,215

		1,244,473

Health Care Equipment & Supplies - 2.8%
Medtronic PLC	9,144	1,135,045

Health Care Providers & Services - 5.2%
AmerisourceBergen Corp.	5,785	662,325
UnitedHealth Group, Inc.	3,601	1,441,984

		2,104,309

Insurance - 2.0%
Hartford Financial Services Group, Inc.	13,427	832,071

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 4.0%
Alphabet, Inc., Class A (A)	672	$ 1,640,883

IT Services - 2.6%
Global Payments, Inc.	5,746	1,077,605

Life Sciences Tools & Services - 2.9%
Thermo Fisher Scientific, Inc.	2,344	1,182,478

Machinery - 5.0%
Caterpillar, Inc.	4,424	962,795
Parker-Hannifin Corp.	3,464	1,063,829

		2,026,624

Media - 1.9%
Comcast Corp., Class A	13,278	757,111

Multiline Retail - 2.4%
Target Corp.	4,119	995,727

Oil, Gas & Consumable Fuels - 4.9%
Chevron Corp.	9,915	1,038,497
ConocoPhillips	15,964	972,208

		2,010,705

Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	13,422	896,858
Eli Lilly & Co.	3,479	798,500

		1,695,358

Semiconductors & Semiconductor Equipment - 2.0%
Micron Technology, Inc. (A)	9,748	828,385

Software - 1.8%
Microsoft Corp.	2,748	744,433

Specialty Retail - 2.0%
Lowe’s Cos., Inc.	4,141	803,230

Total Common Stocks (Cost $34,414,517)		40,024,308

Total Investments (Cost $34,414,517)		40,024,308
Net Other Assets (Liabilities) - 2.0%		803,830

Net Assets - 100.0%		$ 40,828,138

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Rothschild & Co Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$40,024,308	$—	$—	$40,024,308

Total Investments	$40,024,308	$—	$—	$40,024,308

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Rothschild & Co Large Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $34,414,517)	$40,024,308
Cash	1,123,701
Receivables and other assets:
Investments sold	93,169
Shares of beneficial interest sold	69
Dividends	36,755
Prepaid expenses	110

Total assets	41,278,112

Liabilities:
Payables and other liabilities:
Investments purchased	393,276
Shares of beneficial interest redeemed	1,457
Investment management fees	22,914
Distribution and service fees	9,098
Transfer agent costs	22
Trustees, CCO and deferred compensation fees	474
Audit and tax fees	10,925
Custody fees	4,925
Legal fees	275
Printing and shareholder reports fees	1,001
Other accrued expenses	5,607

Total liabilities	449,974

Net assets	$40,828,138

Net assets consist of:
Capital stock ($0.01 par value)	$33,612
Additional paid-in capital	32,634,343
Total distributable earnings (accumulated losses)	8,160,183

Net assets	$40,828,138

Shares outstanding	3,361,177

Net asset value and offering price per share	$12.15

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$238,272
Net income from securities lending	1

Total investment income	238,273

Expenses:
Investment management fees	96,730
Distribution and service fees	40,711
Transfer agent costs	175
Trustees, CCO and deferred compensation fees	826
Audit and tax fees	10,945
Custody fees	5,394
Legal fees	4,665
Printing and shareholder reports fees	2,620
Other	6,494

Total expenses before waiver and/or reimbursement and recapture	168,560

Expense waived and/or reimbursed	(6,379)
Recapture of previously waived and/or reimbursed fees	33,661

Net expenses	195,842

Net investment income (loss)	42,431

Net realized gain (loss) on:
Investments	1,231,572

Net change in unrealized appreciation (depreciation) on:
Investments	4,101,195

Net realized and change in unrealized gain (loss)	5,332,767

Net increase (decrease) in net assets resulting from operations	$5,375,198

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Rothschild & Co Large Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$42,431	$306,895
Net realized gain (loss)	1,231,572	1,257,935
Net change in unrealized appreciation (depreciation)	4,101,195	1,131,119

Net increase (decrease) in net assets resulting from operations	5,375,198	2,695,949

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(497,683)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(497,683)

Capital share transactions:
Proceeds from shares sold	13,310,363	15,468,655
Dividends and/or distributions reinvested	—	497,683
Cost of shares redeemed	(3,666,993)	(5,233,455)

Net increase (decrease) in net assets resulting from capital share transactions	9,643,370	10,732,883

Net increase (decrease) in net assets	15,018,568	12,931,149

Net assets:
Beginning of period/year	25,809,570	12,878,421

End of period/year	$40,828,138	$25,809,570

Capital share transactions - shares:
Shares issued	1,158,594	1,880,757
Shares reinvested	—	57,938
Shares redeemed	(342,539)	(620,968)

Net increase (decrease) in shares outstanding	816,055	1,317,727

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019	December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$10.14		$10.49		$9.02	$10.21	$10.00

Investment operations:
Net investment income (loss) (B)	0.01		0.16		0.16	0.12	0.02
Net realized and unrealized gain (loss)	2.00		(0.27	)(C)	1.37	(1.22)	0.19

Total investment operations	2.01		(0.11)		1.53	(1.10)	0.21

Dividends and/or distributions to shareholders:
Net investment income	—		(0.06)		(0.03)	(0.02)	—
Net realized gains	—		(0.18)		(0.03)	(0.07)	—

Total dividends and/or distributions to shareholders	—		(0.24)		(0.06)	(0.09)	—

Net asset value, end of period/year	$12.15		$10.14		$10.49	$9.02	$10.21

Total return	19.82	%(D)	(0.61)%		17.00%	(10.86)%	2.10	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$40,828		$25,810		$12,878	$3,104	$1,021
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(E)	1.23%		1.49%	3.27%	15.95	%(E)
Including waiver and/or reimbursement and recapture	1.20	%(E)	1.20%		1.20%	1.20%	1.20	%(E)
Net investment income (loss) to average net assets	0.26	%(E)	1.81%		1.59%	1.15%	0.77	%(E)
Portfolio turnover rate	22	%(D)	288%		144%	159%	53	%(D)

(A)	Commenced operations on September 29, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Rothschild & Co Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Rothschild & Co Large Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Rothschild & Co Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2021, commissions recaptured are $197.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Rothschild & Co Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Rothschild & Co Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer.

Large capitalization companies risk: The Portfolio’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Rothschild & Co Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1 billion	0.594%
Over $1 billion up to $2 billion	0.580
Over $2 billion up to $3 billion	0.560
Over $3 billion	0.540

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.20%	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the years ended December 31, 2018, December 31, 2019, December 31, 2020 and the period ended June 30, 2021, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available
2018	2019	2020	2021	Total
$ —	$ 21,933	$ 11,561	$ 6,379	$ 39,873

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Rothschild & Co Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 16,418,494	$ —	$ 7,053,467	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Rothschild & Co Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 34,414,517	$ 5,704,868	$ (95,077)	$ 5,609,791

9. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Rothschild & Co Large Cap Value VP

(formerly Transamerica Levin Large Cap Value VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Rothschild & Co Large Cap Value VP (formerly Transamerica Levin Large Cap Value VP) (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Rothschild & Co Large Cap Value VP

(formerly Transamerica Levin Large Cap Value VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its benchmark, each for the past 1- and 3-year periods. The Board noted that the Portfolio’s sub-adviser had commenced sub-advising the Portfolio on December 1, 2020 pursuant to its current investment strategies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on December 1, 2020 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Rothschild & Co Large Cap Value VP

(formerly Transamerica Levin Large Cap Value VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,151.90	$0.75	$1,024.10	$0.70	0.14%
Service Class	1,000.00	1,149.50	2.08	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.4%
Net Other Assets (Liabilities) ^	0.6
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 1.6%
Boeing Co. (A)	7,110	$ 1,703,272
General Dynamics Corp.	3,027	569,863
Howmet Aerospace, Inc. (A)	5,117	176,383
Huntington Ingalls Industries, Inc.	523	110,222
L3 Harris Technologies, Inc.	2,683	579,930
Lockheed Martin Corp.	3,191	1,207,315
Northrop Grumman Corp.	1,949	708,325
Raytheon Technologies Corp.	19,692	1,679,925
Teledyne Technologies, Inc. (A)	611	255,905
Textron, Inc.	2,850	195,994
TransDigm Group, Inc. (A)	716	463,460

		7,650,594

Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	1,752	164,110
Expeditors International of Washington, Inc.	2,202	278,773
FedEx Corp.	3,154	940,933
United Parcel Service, Inc., Class B	9,328	1,939,944

		3,323,760

Airlines - 0.3%
Alaska Air Group, Inc. (A)	1,616	97,461
American Airlines Group, Inc. (A)	8,350	177,104
Delta Air Lines, Inc. (A)	8,236	356,289
Southwest Airlines Co. (A)	7,610	404,015
United Airlines Holdings, Inc. (A)	4,035	210,990

		1,245,859

Auto Components - 0.2%
Aptiv PLC (A)	3,528	555,060
BorgWarner, Inc.	3,104	150,668

		705,728

Automobiles - 1.8%
Ford Motor Co. (A)	50,491	750,296
General Motors Co. (A)	16,404	970,625
Tesla, Inc. (A)	10,035	6,820,789

		8,541,710

Banks - 4.3%
Bank of America Corp.	98,613	4,065,814
Citigroup, Inc.	27,065	1,914,849
Citizens Financial Group, Inc.	5,406	247,973
Comerica, Inc.	1,777	126,771
Fifth Third Bancorp	9,229	352,825
First Republic Bank	2,281	426,935
Huntington Bancshares, Inc.	19,175	273,627
JPMorgan Chase & Co.	39,416	6,130,765
KeyCorp	12,896	266,302
M&T Bank Corp.	1,694	246,155
People’s United Financial, Inc.	5,561	95,316
PNC Financial Services Group, Inc.	5,486	1,046,509
Regions Financial Corp.	12,791	258,122
SVB Financial Group (A)	698	388,388
Truist Financial Corp.	17,430	967,365
US Bancorp	17,778	1,012,813
Wells Fargo & Co.	53,984	2,444,935
Zions Bancorp NA	2,205	116,556

		20,382,020

Beverages - 1.4%
Brown-Forman Corp., Class B	2,302	172,512

	Shares	Value
COMMON STOCKS (continued)
Beverages (continued)
Coca-Cola Co.	50,313	$ 2,722,437
Constellation Brands, Inc., Class A	2,247	525,551
Molson Coors Beverage Co., Class B (A)	2,387	128,158
Monster Beverage Corp. (A)	4,838	441,951
PepsiCo, Inc.	17,896	2,651,650

		6,642,259

Biotechnology - 1.8%
AbbVie, Inc.	22,905	2,580,019
Alexion Pharmaceuticals, Inc. (A)	2,835	520,818
Amgen, Inc.	7,485	1,824,469
Biogen, Inc. (A)	1,960	678,689
Gilead Sciences, Inc.	16,343	1,125,379
Incyte Corp. (A)	2,504	210,662
Regeneron Pharmaceuticals, Inc. (A)	1,388	775,253
Vertex Pharmaceuticals, Inc. (A)	3,428	691,188

		8,406,477

Building Products - 0.5%
A.O. Smith Corp.	1,737	125,168
Allegion PLC	1,152	160,474
Carrier Global Corp.	10,685	519,291
Fortune Brands Home & Security, Inc.	1,837	182,984
Johnson Controls International PLC	9,507	652,465
Masco Corp.	3,243	191,045
Trane Technologies PLC	3,113	573,228

		2,404,655

Capital Markets - 3.0%
Ameriprise Financial, Inc.	1,529	380,538
Bank of New York Mellon Corp.	10,660	546,112
BlackRock, Inc.	1,839	1,609,070
Cboe Global Markets, Inc.	1,361	162,027
Charles Schwab Corp.	19,385	1,411,422
CME Group, Inc.	4,644	987,686
Franklin Resources, Inc.	3,627	116,028
Goldman Sachs Group, Inc.	4,459	1,692,324
Intercontinental Exchange, Inc.	7,315	868,290
Invesco Ltd.	4,821	128,865
MarketAxess Holdings, Inc.	493	228,550
Moody’s Corp.	2,122	768,949
Morgan Stanley	19,450	1,783,370
MSCI, Inc.	1,064	567,197
Nasdaq, Inc.	1,507	264,931
Northern Trust Corp.	2,699	312,058
Raymond James Financial, Inc.	1,599	207,710
S&P Global, Inc.	3,116	1,278,962
State Street Corp.	4,542	373,716
T. Rowe Price Group, Inc.	2,976	589,159

		14,276,964

Chemicals - 1.8%
Air Products & Chemicals, Inc.	2,914	838,299
Albemarle Corp.	1,539	259,260
Celanese Corp.	1,471	223,004
CF Industries Holdings, Inc.	2,856	146,941
Corteva, Inc.	9,629	427,046
Dow, Inc.	9,829	621,979
DuPont de Nemours, Inc.	7,028	544,037
Eastman Chemical Co.	1,737	202,795

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	3,279	$ 675,376
FMC Corp.	1,714	185,455
International Flavors & Fragrances, Inc.	3,220	481,068
Linde PLC	6,778	1,959,520
LyondellBasell Industries NV, Class A	3,325	342,043
Mosaic Co.	4,393	140,181
PPG Industries, Inc.	3,094	525,268
Sherwin-Williams Co.	3,185	867,753

		8,440,025

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,144	437,008
Copart, Inc. (A)	2,691	354,755
Republic Services, Inc.	2,728	300,107
Rollins, Inc.	2,832	96,854
Waste Management, Inc.	5,074	710,918

		1,899,642

Communications Equipment - 0.8%
Arista Networks, Inc. (A)	726	263,037
Cisco Systems, Inc.	54,772	2,902,916
F5 Networks, Inc. (A)	765	142,795
Juniper Networks, Inc.	4,242	116,019
Motorola Solutions, Inc.	2,180	472,733

		3,897,500

Construction & Engineering - 0.0% (B)
Quanta Services, Inc.	1,764	159,765

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	819	288,133
Vulcan Materials Co.	1,717	298,878

		587,011

Consumer Finance - 0.7%
American Express Co.	8,451	1,396,359
Capital One Financial Corp.	5,977	924,582
Discover Financial Services	3,959	468,310
Synchrony Financial	7,033	341,241

		3,130,492

Containers & Packaging - 0.3%
Amcor PLC	20,858	239,033
Avery Dennison Corp.	1,096	230,423
Ball Corp.	4,298	348,224
International Paper Co.	5,166	316,727
Packaging Corp. of America	1,242	168,191
Sealed Air Corp.	1,995	118,204
WestRock Co.	3,490	185,738

		1,606,540

Distributors - 0.1%
Genuine Parts Co.	1,848	233,717
LKQ Corp. (A)	3,538	174,140
Pool Corp.	517	237,127

		644,984

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B (A)	24,675	6,857,676

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	92,513	2,662,524
Lumen Technologies, Inc.	12,506	169,956

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	53,691	$ 3,008,307

		5,840,787

Electric Utilities - 1.5%
Alliant Energy Corp.	3,135	174,808
American Electric Power Co., Inc.	6,559	554,826
Duke Energy Corp.	9,943	981,573
Edison International	4,913	284,070
Entergy Corp.	2,602	259,419
Evergy, Inc.	2,969	179,417
Eversource Energy	4,550	365,092
Exelon Corp.	12,893	571,289
FirstEnergy Corp.	7,086	263,670
NextEra Energy, Inc.	25,403	1,861,532
NRG Energy, Inc.	3,100	124,930
Pinnacle West Capital Corp.	1,427	116,971
PPL Corp.	9,966	278,749
Southern Co.	13,753	832,194
Xcel Energy, Inc.	6,929	456,482

		7,305,022

Electrical Equipment - 0.6%
AMETEK, Inc.	2,977	397,430
Eaton Corp. PLC	5,247	777,500
Emerson Electric Co.	7,910	761,258
Generac Holdings, Inc. (A)	838	347,896
Rockwell Automation, Inc.	1,521	435,036

		2,719,120

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	7,918	541,670
CDW Corp.	1,832	319,959
Corning, Inc.	9,908	405,237
IPG Photonics Corp. (A)	457	96,322
Keysight Technologies, Inc. (A)	2,406	371,510
TE Connectivity Ltd.	4,369	590,733
Trimble, Inc. (A)	3,201	261,938
Zebra Technologies Corp., Class A (A)	694	367,466

		2,954,835

Energy Equipment & Services - 0.2%
Baker Hughes Co.	9,521	217,745
Halliburton Co.	11,710	270,735
NOV, Inc. (A)	5,034	77,121
Schlumberger NV	18,253	584,279

		1,149,880

Entertainment - 1.9%
Activision Blizzard, Inc.	10,019	956,213
Electronic Arts, Inc.	3,757	540,369
Live Nation Entertainment, Inc. (A)	1,798	157,487
Netflix, Inc. (A)	5,746	3,035,095
Take-Two Interactive Software, Inc. (A)	1,494	264,468
Walt Disney Co. (A)	23,562	4,141,493

		9,095,125

Equity Real Estate Investment Trusts - 2.5%
Alexandria Real Estate Equities, Inc.	1,786	324,945
American Tower Corp.	5,879	1,588,153
AvalonBay Communities, Inc.	1,812	378,146
Boston Properties, Inc.	1,879	215,315
Crown Castle International Corp.	5,611	1,094,706

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Digital Realty Trust, Inc.	3,671	$ 552,339
Duke Realty Corp.	4,941	233,956
Equinix, Inc.	1,176	943,858
Equity Residential	4,455	343,035
Essex Property Trust, Inc.	858	257,408
Extra Space Storage, Inc.	1,723	282,262
Federal Realty Investment Trust	844	98,891
Healthpeak Properties, Inc.	7,115	236,858
Host Hotels & Resorts, Inc. (A)	9,256	158,185
Iron Mountain, Inc.	3,664	155,060
Kimco Realty Corp.	5,816	121,264
Mid-America Apartment Communities, Inc.	1,528	257,346
Prologis, Inc.	9,571	1,144,022
Public Storage	1,986	597,170
Realty Income Corp.	4,959	330,964
Regency Centers Corp.	2,116	135,572
SBA Communications Corp.	1,432	456,378
Simon Property Group, Inc.	4,341	566,414
UDR, Inc.	3,714	181,912
Ventas, Inc.	4,884	278,876
Vornado Realty Trust	2,133	99,547
Welltower, Inc.	5,467	454,308
Weyerhaeuser Co.	9,664	332,635

		11,819,525

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	5,740	2,271,146
Kroger Co.	9,983	382,449
Sysco Corp.	6,743	524,268
Walgreens Boots Alliance, Inc.	9,480	498,743
Walmart, Inc.	17,982	2,535,821

		6,212,427

Food Products - 0.9%
Archer-Daniels-Midland Co.	7,204	436,562
Campbell Soup Co.	2,532	115,434
Conagra Brands, Inc.	6,385	232,286
General Mills, Inc.	7,992	486,953
Hershey Co.	1,907	332,161
Hormel Foods Corp.	3,679	175,672
J.M. Smucker Co.	1,467	190,079
Kellogg Co.	3,365	216,471
Kraft Heinz Co.	8,386	341,981
Lamb Weston Holdings, Inc.	1,854	149,544
McCormick & Co., Inc.	3,226	284,920
Mondelez International, Inc., Class A	18,277	1,141,216
Tyson Foods, Inc., Class A	3,818	281,616

		4,384,895

Gas Utilities - 0.0% (B)
Atmos Energy Corp.	1,594	153,199

Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	22,977	2,663,724
ABIOMED, Inc. (A)	591	184,457
Align Technology, Inc. (A)	930	568,230
Baxter International, Inc.	6,526	525,343
Becton Dickinson & Co.	3,825	930,202
Boston Scientific Corp. (A)	18,460	789,350
Cooper Cos., Inc.	641	254,009
Danaher Corp.	8,217	2,205,114

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA, Inc.	2,752	$ 174,091
DexCom, Inc. (A)	1,258	537,166
Edwards Lifesciences Corp. (A)	8,229	852,277
Hologic, Inc. (A)	3,407	227,315
IDEXX Laboratories, Inc. (A)	1,127	711,757
Intuitive Surgical, Inc. (A)	1,524	1,401,531
Medtronic PLC	17,480	2,169,792
ResMed, Inc.	1,879	463,211
STERIS PLC	1,271	262,207
Stryker Corp.	4,234	1,099,697
Teleflex, Inc.	606	243,485
West Pharmaceutical Services, Inc.	961	345,095
Zimmer Biomet Holdings, Inc.	2,719	437,270

		17,045,323

Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	1,947	222,912
Anthem, Inc.	3,171	1,210,688
Cardinal Health, Inc.	3,840	219,226
Centene Corp. (A)	7,598	554,122
Cigna Corp.	4,467	1,058,992
CVS Health Corp.	16,987	1,417,395
DaVita, Inc. (A)	903	108,748
HCA Healthcare, Inc.	3,456	714,493
Henry Schein, Inc. (A)	1,807	134,061
Humana, Inc.	1,673	740,671
Laboratory Corp. of America Holdings (A)	1,263	348,399
McKesson Corp.	2,083	398,353
Quest Diagnostics, Inc.	1,784	235,434
UnitedHealth Group, Inc.	12,272	4,914,200
Universal Health Services, Inc., Class B	982	143,794

		12,421,488

Health Care Technology - 0.1%
Cerner Corp.	3,969	310,217

Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (A)	530	1,159,688
Caesars Entertainment, Inc. (A)	2,772	287,595
Carnival Corp. (A)	10,613	279,759
Chipotle Mexican Grill, Inc. (A)	372	576,726
Darden Restaurants, Inc.	1,649	240,738
Domino’s Pizza, Inc.	496	231,379
Expedia Group, Inc. (A)	1,791	293,205
Hilton Worldwide Holdings, Inc. (A)	3,633	438,212
Las Vegas Sands Corp. (A)	4,334	228,358
Marriott International, Inc., Class A (A)	3,477	474,680
McDonald’s Corp.	9,668	2,233,211
MGM Resorts International	5,208	222,121
Norwegian Cruise Line Holdings Ltd. (A)	4,704	138,345
Penn National Gaming, Inc. (A)	1,884	144,107
Royal Caribbean Cruises Ltd. (A)	2,895	246,886
Starbucks Corp.	15,257	1,705,885
Wynn Resorts Ltd. (A)	1,326	162,170
Yum! Brands, Inc.	3,969	456,554

		9,519,619

Household Durables - 0.4%
D.R. Horton, Inc.	4,287	387,416
Garmin Ltd.	1,947	281,614
Leggett & Platt, Inc.	1,794	92,947

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
Lennar Corp., Class A	3,546	$ 352,295
Mohawk Industries, Inc. (A)	784	150,677
Newell Brands, Inc.	5,053	138,806
NVR, Inc. (A)	44	218,825
PulteGroup, Inc.	3,474	189,576
Whirlpool Corp.	820	178,777

		1,990,933

Household Products - 1.3%
Church & Dwight Co., Inc.	3,195	272,278
Clorox Co.	1,605	288,756
Colgate-Palmolive Co.	11,171	908,761
Kimberly-Clark Corp.	4,463	597,060
Procter & Gamble Co.	31,964	4,312,902

		6,379,757

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	8,427	219,692

Industrial Conglomerates - 1.2%
3M Co.	7,502	1,490,122
General Electric Co.	113,605	1,529,124
Honeywell International, Inc.	9,017	1,977,879
Roper Technologies, Inc.	1,385	651,227

		5,648,352

Insurance - 1.9%
Aflac, Inc.	8,376	449,456
Allstate Corp.	4,002	522,021
American International Group, Inc.	11,178	532,073
Aon PLC, Class A	2,944	702,909
Arthur J Gallagher & Co.	2,716	380,457
Assurant, Inc.	771	120,415
Chubb Ltd.	5,857	930,912
Cincinnati Financial Corp.	2,003	233,590
Everest Re Group Ltd.	507	127,769
Globe Life, Inc.	1,242	118,301
Hartford Financial Services Group, Inc.	4,699	291,197
Lincoln National Corp.	2,300	144,532
Loews Corp.	2,962	161,873
Marsh & McLennan Cos., Inc.	6,615	930,598
MetLife, Inc.	9,920	593,712
Principal Financial Group, Inc.	3,208	202,714
Progressive Corp.	7,721	758,279
Prudential Financial, Inc.	5,185	531,307
Travelers Cos., Inc.	3,295	493,294
Unum Group	2,794	79,350
W.R. Berkley Corp.	1,784	132,783
Willis Towers Watson PLC	1,664	382,753

		8,820,295

Interactive Media & Services - 6.4%
Alphabet, Inc., Class A (A)	3,915	9,559,608
Alphabet, Inc., Class C (A)	3,708	9,293,435
Facebook, Inc., Class A (A)	31,243	10,863,503
Twitter, Inc. (A)	10,537	725,051

		30,441,597

Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc. (A)	5,582	19,202,973
eBay, Inc.	8,359	586,886

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail (continued)
Etsy, Inc. (A)	1,637	$ 336,960

		20,126,819

IT Services - 5.1%
Accenture PLC, Class A	8,225	2,424,648
Akamai Technologies, Inc. (A)	2,133	248,708
Automatic Data Processing, Inc.	5,566	1,105,519
Broadridge Financial Solutions, Inc.	1,512	244,233
Cognizant Technology Solutions Corp., Class A	7,016	485,928
DXC Technology Co. (A)	3,390	132,007
Fidelity National Information Services, Inc.	8,040	1,139,027
Fiserv, Inc. (A)	7,752	828,611
FleetCor Technologies, Inc. (A)	1,096	280,642
Gartner, Inc. (A)	1,144	277,077
Global Payments, Inc.	3,891	729,718
International Business Machines Corp.	11,580	1,697,512
Jack Henry & Associates, Inc.	1,003	164,000
Mastercard, Inc., Class A	11,380	4,154,724
Paychex, Inc.	4,202	450,875
PayPal Holdings, Inc. (A)	15,296	4,458,478
VeriSign, Inc. (A)	1,324	301,461
Visa, Inc., Class A	22,019	5,148,483
Western Union Co.	5,333	122,499

		24,394,150

Leisure Products - 0.0% (B)
Hasbro, Inc.	1,676	158,416

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	4,026	595,083
Bio-Rad Laboratories, Inc., Class A (A)	269	173,314
Charles River Laboratories International, Inc. (A)	645	238,599
Illumina, Inc. (A)	1,923	909,983
IQVIA Holdings, Inc. (A)	2,497	605,073
Mettler-Toledo International, Inc. (A)	303	419,758
PerkinElmer, Inc.	1,500	231,615
Thermo Fisher Scientific, Inc.	5,107	2,576,328
Waters Corp. (A)	812	280,635

		6,030,388

Machinery - 1.7%
Caterpillar, Inc.	7,067	1,537,991
Cummins, Inc.	1,934	471,529
Deere & Co.	4,060	1,432,003
Dover Corp.	1,872	281,923
Fortive Corp.	4,376	305,182
IDEX Corp.	972	213,889
Illinois Tool Works, Inc.	3,751	838,574
Ingersoll Rand, Inc. (A)	4,918	240,048
Otis Worldwide Corp.	5,264	430,437
PACCAR, Inc.	4,542	405,373
Parker-Hannifin Corp.	1,686	517,787
Pentair PLC	2,199	148,411
Snap-on, Inc.	700	156,401
Stanley Black & Decker, Inc.	2,105	431,504
Westinghouse Air Brake Technologies Corp.	2,245	184,763
Xylem, Inc.	2,375	284,905

		7,880,720

Media - 1.3%
Charter Communications, Inc., Class A (A)	1,793	1,293,560

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Comcast Corp., Class A	59,689	$ 3,403,467
Discovery, Inc., Class A (A)	2,002	61,421
Discovery, Inc., Class C (A)	3,780	109,544
DISH Network Corp., Class A (A)	3,276	136,937
Fox Corp., Class A	4,345	161,330
Fox Corp., Class B	2,115	74,448
Interpublic Group of Cos., Inc.	5,041	163,782
News Corp., Class A	5,016	129,262
News Corp., Class B	1,610	39,204
Omnicom Group, Inc.	2,873	229,811
ViacomCBS, Inc., Class B	7,602	343,611

		6,146,377

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	19,220	713,254
Newmont Corp.	10,547	668,469
Nucor Corp.	3,907	374,799

		1,756,522

Multi-Utilities - 0.7%
Ameren Corp.	3,374	270,055
CenterPoint Energy, Inc.	7,412	181,742
CMS Energy Corp.	3,760	222,141
Consolidated Edison, Inc.	4,545	325,967
Dominion Energy, Inc.	10,615	780,946
DTE Energy Co.	2,505	324,648
NiSource, Inc.	4,895	119,928
Public Service Enterprise Group, Inc.	6,691	399,720
Sempra Energy	4,102	543,433
WEC Energy Group, Inc.	4,075	362,471

		3,531,051

Multiline Retail - 0.5%
Dollar General Corp.	3,076	665,616
Dollar Tree, Inc. (A)	3,054	303,873
Target Corp.	6,488	1,568,409

		2,537,898

Oil, Gas & Consumable Fuels - 2.6%
APA Corp.	4,891	105,792
Cabot Oil & Gas Corp.	4,866	84,960
Chevron Corp.	25,049	2,623,632
ConocoPhillips	17,625	1,073,363
Devon Energy Corp.	7,939	231,739
Diamondback Energy, Inc.	2,291	215,102
EOG Resources, Inc.	7,704	642,822
Exxon Mobil Corp.	54,935	3,465,300
Hess Corp.	3,492	304,921
Kinder Morgan, Inc.	25,121	457,956
Marathon Oil Corp.	10,254	139,660
Marathon Petroleum Corp.	8,511	514,235
Occidental Petroleum Corp.	11,027	344,814
ONEOK, Inc.	5,850	325,494
Phillips 66	5,632	483,338
Pioneer Natural Resources Co.	3,018	490,485
Valero Energy Corp.	5,349	417,650
Williams Cos., Inc.	15,674	416,145

		12,337,408

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	3,025	962,192

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	29,042	$ 1,940,587
Catalent, Inc. (A)	2,212	239,161
Eli Lilly & Co.	10,314	2,367,269
Johnson & Johnson	34,290	5,648,935
Merck & Co., Inc.	32,817	2,552,178
Organon & Co. (A)	3,320	100,463
Perrigo Co. PLC	1,570	71,985
Pfizer, Inc.	72,876	2,853,824
Viatris, Inc.	15,961	228,083
Zoetis, Inc.	6,181	1,151,891

		17,154,376

Professional Services - 0.4%
Equifax, Inc.	1,578	377,947
IHS Markit Ltd.	4,871	548,767
Jacobs Engineering Group, Inc.	1,737	231,751
Leidos Holdings, Inc.	1,793	181,272
Nielsen Holdings PLC	4,567	112,668
Robert Half International, Inc.	1,465	130,341
Verisk Analytics, Inc.	2,134	372,852

		1,955,598

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	4,337	371,811

Road & Rail - 1.0%
CSX Corp.	29,760	954,701
JB Hunt Transport Services, Inc.	1,050	171,098
Kansas City Southern	1,165	330,126
Norfolk Southern Corp.	3,278	870,014
Old Dominion Freight Line, Inc.	1,259	319,534
Union Pacific Corp.	8,683	1,909,652

		4,555,125

Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc. (A)	12,653	1,188,496
Analog Devices, Inc.	3,259	561,069
Applied Materials, Inc.	11,890	1,693,136
Broadcom, Inc.	5,330	2,541,557
Enphase Energy, Inc. (A)	1,675	307,580
Intel Corp.	52,713	2,959,308
KLA Corp.	2,033	659,119
Lam Research Corp.	1,850	1,203,795
Maxim Integrated Products, Inc.	5,928	624,574
Microchip Technology, Inc.	3,518	526,785
Micron Technology, Inc. (A)	14,480	1,230,510
Monolithic Power Systems, Inc.	559	208,759
NVIDIA Corp.	8,112	6,490,411
NXP Semiconductors NV	3,651	751,084
Qorvo, Inc. (A)	1,492	291,910
QUALCOMM, Inc.	14,726	2,104,787
Skyworks Solutions, Inc.	2,137	409,770
Teradyne, Inc.	2,160	289,354
Texas Instruments, Inc.	11,933	2,294,716
Xilinx, Inc.	5,139	743,305

		27,080,025

Software - 8.8%
Adobe, Inc. (A)	6,219	3,642,095
ANSYS, Inc. (A)	1,119	388,360
Autodesk, Inc. (A)	2,897	845,634

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Cadence Design Systems, Inc. (A)	3,649	$ 499,256
Citrix Systems, Inc.	1,546	181,300
Fortinet, Inc. (A)	1,751	417,071
Intuit, Inc.	3,548	1,739,123
Microsoft Corp.	97,986	26,544,408
NortonLifeLock, Inc.	7,756	211,118
Oracle Corp.	23,654	1,841,227
Paycom Software, Inc. (A)	640	232,621
PTC, Inc. (A)	1,341	189,430
salesforce.com, Inc. (A)	12,057	2,945,163
ServiceNow, Inc. (A)	2,538	1,394,758
Synopsys, Inc. (A)	1,971	543,582
Tyler Technologies, Inc. (A)	537	242,923

		41,858,069

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	833	170,882
AutoZone, Inc. (A)	289	431,251
Best Buy Co., Inc.	2,992	344,020
CarMax, Inc. (A)	2,170	280,255
Gap, Inc.	2,537	85,370
Home Depot, Inc.	13,845	4,415,032
L Brands, Inc.	3,047	219,567
Lowe’s Cos., Inc.	9,204	1,785,300
O’Reilly Automotive, Inc. (A)	928	525,443
Ross Stores, Inc.	4,701	582,924
TJX Cos., Inc.	15,531	1,047,100
Tractor Supply Co.	1,530	284,672
Ulta Beauty, Inc. (A)	752	260,019

		10,431,835

Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	204,253	27,974,491
Hewlett Packard Enterprise Co.	17,132	249,785
HP, Inc.	15,639	472,141
NetApp, Inc.	2,941	240,633

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC	2,580	$ 226,859
Western Digital Corp. (A)	4,029	286,744

		29,450,653

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	4,584	85,583
NIKE, Inc., Class B	16,487	2,547,077
PVH Corp. (A)	907	97,584
Ralph Lauren Corp.	631	74,338
Tapestry, Inc. (A)	3,539	153,876
Under Armour, Inc., Class A (A)	2,632	55,667
Under Armour, Inc., Class C (A)	2,612	48,505
VF Corp.	4,153	340,712

		3,403,342

Tobacco - 0.7%
Altria Group, Inc.	24,059	1,147,133
Philip Morris International, Inc.	20,189	2,000,932

		3,148,065

Trading Companies & Distributors - 0.2%
Fastenal Co.	7,449	387,348
United Rentals, Inc. (A)	935	298,274
WW Grainger, Inc.	562	246,156

		931,778

Water Utilities - 0.1%
American Water Works Co., Inc.	2,355	362,976

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	7,558	1,094,625

Total Common Stocks (Cost $344,531,731)		472,895,968

Total Investments (Cost $344,531,731)		472,895,968
Net Other Assets (Liabilities) - 0.6%		2,686,438

Net Assets - 100.0%		$ 475,582,406

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	16	09/17/2021	$3,378,530	$3,430,880	$52,350	$—

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$472,895,968	$—	$—	$472,895,968

Total Investments	$472,895,968	$—	$—	$472,895,968

Other Financial Instruments
Futures Contracts (D)	$52,350	$—	$—	$52,350

Total Other Financial Instruments	$52,350	$—	$—	$52,350

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $344,531,731)	$472,895,968
Cash	3,250,465
Cash collateral pledged at broker for:
Futures contracts	193,600
Receivables and other assets:
Net income from securities lending	6,057
Shares of beneficial interest sold	272,018
Dividends	274,462
Variation margin receivable on futures contracts	5,268
Prepaid expenses	1,619

Total assets	476,899,457

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	1,088,860
Investment management fees	41,903
Distribution and service fees	97,862
Transfer agent costs	651
Trustees, CCO and deferred compensation fees	4,924
Audit and tax fees	22,234
Custody fees	25,676
Legal fees	83
Printing and shareholder reports fees	2,984
Other accrued expenses	31,874

Total liabilities	1,317,051

Net assets	$475,582,406

Net assets consist of:
Capital stock ($0.01 par value)	$253,332
Additional paid-in capital	330,932,234
Total distributable earnings (accumulated losses)	144,396,840

Net assets	$475,582,406

Net assets by class:
Initial Class	$35,887,463
Service Class	439,694,943

Shares outstanding:
Initial Class	1,901,046
Service Class	23,432,141

Net asset value and offering price per share:
Initial Class	$18.88
Service Class	18.76

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$3,022,928
Interest income	70
Net income from securities lending	6,057
Withholding taxes on foreign income	(308)

Total investment income	3,028,747

Expenses:
Investment management fees	171,450
Distribution and service fees:
Service Class	492,407
Transfer agency costs
Initial Class	217
Service Class	2,469
Trustees, CCO and deferred compensation fees	10,432
Audit and tax fees	22,598
Custody fees	30,624
Legal fees	10,320
Printing and shareholder reports fees	4,287
Other	19,226

Total expenses before waiver and/or reimbursement and recapture	764,030

Expenses waived and/or reimbursed:
Initial Class	(422)
Service Class	(5,177)
Recapture of previously waived and/or reimbursed fees:
Initial Class	3,111
Service Class	35,618

Net expenses	797,160

Net investment income (loss)	2,231,587

Net realized gain (loss) on:
Investments	1,886,861
Futures contracts	706,262

Net realized gain (loss)	2,593,123

Net change in unrealized appreciation (depreciation) on:
Investments	55,801,642
Futures contracts	(24,066)

Net change in unrealized appreciation (depreciation)	55,777,576

Net realized and change in unrealized gain (loss)	58,370,699

Net increase (decrease) in net assets resulting from operations	$60,602,286

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$2,231,587	$4,050,868
Net realized gain (loss)	2,593,123	7,207,158
Net change in unrealized appreciation (depreciation)	55,777,576	47,244,096

Net increase (decrease) in net assets resulting from operations	60,602,286	58,502,122

Dividends and/or distributions to shareholders:
Initial Class	—	(169,340)
Service Class	—	(2,854,717)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(3,024,057)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,899,221	7,013,815
Service Class	49,358,172	114,911,212

	51,257,393	121,925,027

Issued from fund acquisition:
Initial Class	—	13,288,545

	—	13,288,545

Dividends and/or distributions reinvested:
Initial Class	—	169,340
Service Class	—	2,854,717

	—	3,024,057

Cost of shares redeemed:
Initial Class	(4,105,517)	(2,528,079)
Service Class	(17,566,457)	(30,620,662)

	(21,671,974)	(33,148,741)

Net increase (decrease) in net assets resulting from capital share transactions	29,585,419	105,088,888

Net increase (decrease) in net assets	90,187,705	160,566,953

Net assets:
Beginning of period/year	385,394,701	224,827,748

End of period/year	$475,582,406	$385,394,701

Capital share transactions - shares:
Shares issued:
Initial Class	112,659	507,553
Service Class	2,836,626	8,409,787

	2,949,285	8,917,340

Shares issued on fund acquisition:
Initial Class	—	832,240

	—	832,240

Shares reinvested:
Initial Class	—	11,520
Service Class	—	194,994

	—	206,514

Shares redeemed:
Initial Class	(228,833)	(177,018)
Service Class	(999,426)	(2,252,944)

	(1,228,259)	(2,429,962)

Net increase (decrease) in shares outstanding:
Initial Class	(116,174)	1,174,295
Service Class	1,837,200	6,351,837

	1,721,026	7,526,132

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018 (A)
Net asset value, beginning of period/year	$16.39		$14.02	$10.74	$11.80

Investment operations:
Net investment income (loss) (B)	0.11		0.23	0.23	0.21
Net realized and unrealized gain (loss)	2.38		2.30	3.12	(1.22)

Total investment operations	2.49		2.53	3.35	(1.01)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)	(0.07)	(0.03)
Net realized gains	—		(0.05)	—	(0.02)

Total dividends and/or distributions to shareholders	—		(0.16)	(0.07)	(0.05)

Net asset value, end of period/year	$18.88		$16.39	$14.02	$10.74

Total return	15.19	%(C)	18.18%	31.22%	(8.66	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$35,887		$33,069	$11,818	$3,735
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.13	%(D)	0.16%	0.19%	0.40	%(D)
Including waiver and/or reimbursement and recapture	0.14	%(D)	0.14%	0.14%	0.14	%(D)
Net investment income (loss) to average net assets	1.27	%(D)	1.65%	1.81%	1.88	%(D)
Portfolio turnover rate	1	%(C)	10%	1%	1%

(A)	Commenced operations on January 12, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$16.32		$13.97	$10.72	$11.32	$10.00

Investment operations:
Net investment income (loss) (B)	0.09		0.20	0.20	0.18	0.11
Net realized and unrealized gain (loss)	2.35		2.30	3.11	(0.74)	1.21

Total investment operations	2.44		2.50	3.31	(0.56)	1.32

Dividends and/or distributions to shareholders:
Net investment income	—		(0.10)	(0.06)	(0.02)	—
Net realized gains	—		(0.05)	—	(0.02)	—

Total dividends and/or distributions to shareholders	—		(0.15)	(0.06)	(0.04)	—

Net asset value, end of period/year	$18.76		$16.32	$13.97	$10.72	$11.32

Total return	14.95	%(C)	17.98%	30.90%	(4.99)%	13.20	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$439,695		$352,326	$213,010	$53,694	$20,640
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.38	%(D)	0.41%	0.44%	0.65%	1.03	%(D)
Including waiver and/or reimbursement and recapture	0.39	%(D)	0.39%	0.39%	0.39%	0.39	%(D)
Net investment income (loss) to average net assets	1.02	%(D)	1.43%	1.56%	1.57%	1.49	%(D)
Portfolio turnover rate	1	%(C)	10%	1%	1%	4	%(C)

(A)	Commenced operations on May 1, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica S&P 500 Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$52,350	$—	$—	$52,350
Total	$—	$—	$52,350	$—	$—	$52,350

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$706,262	$—	$—	$706,262
Total	$—	$—	$706,262	$—	$—	$706,262

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(24,066)	$—	$—	$(24,066)
Total	$—	$—	$(24,066)	$—	$—	$(24,066)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

Futures contracts:
Average notional value of contracts – long	$3,919,879

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK FACTORS (continued)

healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Passive strategy/index risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Portfolio.

Index fund risk: While the Portfolio seeks to track the performance of the S&P 500® (i.e., achieve a high degree of correlation with the index), the Portfolio’s return may not match the return of the index. The Portfolio incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Portfolio’s return and that of the index.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.08% of daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.14%	May 1, 2022
Service Class	0.39	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the years ended December 31, 2018, December 31, 2019, December 31, 2020 and the period ended June 30, 2021, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
Class	2018 (A)	2019	2020	2021	Total
Initial Class	$—	$2,636	$3,574	$422	$6,632
Service Class	59,436	72,204	60,014	5,177	196,831

(A)	Initial Class commenced operations on January 12, 2018.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 39,731,295	$ —	$ 5,191,017	$ —

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 344,531,731	$ 130,641,812	$ (2,225,225)	$ 128,416,587

11. REORGANIZATION

Following the close of business on December 1, 2020, the Portfolio acquired all of the net assets of Transamerica WMC US Growth II VP (“WMC US Growth II VP”) pursuant to a Plan of Reorganization. The Portfolio is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a taxable exchange of shares of the Portfolio for shares of WMC US Growth II VP outstanding following the close of business on December 1, 2020. WMC US Growth II VP will recognize gain or loss in connection with the transfer of its assets to the Portfolio, which may require WMC US Growth II VP to make taxable distributions to its shareholders.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

11. REORGANIZATION (continued)

Shares issued to WMC US Growth II VP shareholders, along with the exchange ratio of the reorganization for the Portfolio, were as follows:

WMC US Growth II VP Class	WMC US Growth II VP Shares	Portfolio Class	Portfolio Shares	Dollar Amount	Exchange Ratio (A)
Initial	3,129,970	Initial	832,240	$13,288,545	0.27

(A)	Calculated by dividing the Portfolio shares issuable by the WMC US Growth II VP shares outstanding on December 1, 2020.

The net assets of WMC US Growth II VP were combined with those of the Portfolio. These amounts were as follows:

WMC US Growth II VP Net Assets	Portfolio Net Assets Prior to Reorganization	Net Assets After Reorganization
$ 13,288,545	$ 358,047,605	$ 371,336,150

12. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica S&P 500 Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and SSGA Funds Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Portfolio, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Portfolio, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1- and 3-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica S&P 500 Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,214.20	$4.50	$1,020.70	$4.11	0.82%
Service Class	1,000.00	1,213.20	5.87	1,019.50	5.36	1.07

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.3%
Repurchase Agreement	2.6
Net Other Assets (Liabilities)	0.1
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	15,250	$1,811,090
Elbit Systems Ltd.	9,650	1,252,088
Huntington Ingalls Industries, Inc.	25,500	5,374,125

		8,437,303

Auto Components - 0.7%
Dana, Inc.	46,250	1,098,900
Gentex Corp.	22,500	744,525
Stoneridge, Inc. (A)	21,000	619,500
Visteon Corp. (A)	15,100	1,826,194

		4,289,119

Banks - 6.6%
Atlantic Union Bankshares Corp.	24,300	880,146
Bank of Princeton	10,000	286,700
Berkshire Hills Bancorp, Inc.	63,500	1,740,535
Central Valley Community Bancorp	14,650	295,198
CIT Group, Inc.	99,192	5,117,315
Dime Community Bancshares, Inc.	54,756	1,840,897
First Citizens BancShares, Inc., Class A	8,750	7,286,475
First Community Bankshares, Inc.	50,004	1,492,619
First Merchants Corp.	52,600	2,191,842
Hope Bancorp, Inc.	54,322	770,286
Investors Bancorp, Inc.	68,400	975,384
Lakeland Bancorp, Inc.	130,250	2,276,770
OceanFirst Financial Corp.	50,500	1,052,420
People’s United Financial, Inc.	83,000	1,422,620
Sandy Spring Bancorp, Inc.	67,300	2,969,949
Sterling Bancorp	78,500	1,946,015
Umpqua Holdings Corp.	119,500	2,204,775
United Bankshares, Inc.	13,500	492,750
United Community Banks, Inc.	75,400	2,413,554
Washington Trust Bancorp, Inc.	15,103	775,539
Webster Financial Corp.	33,350	1,778,889
Western Alliance Bancorp	21,850	2,028,772

		42,239,450

Beverages - 0.8%
Molson Coors Beverage Co., Class B (A)	98,300	5,277,727

Biotechnology - 0.7%
Exelixis, Inc. (A)	79,550	1,449,401
United Therapeutics Corp. (A)	18,000	3,229,380

		4,678,781

Building Products - 1.6%
American Woodmark Corp. (A)	21,850	1,784,926
Gibraltar Industries, Inc. (A)	9,850	751,654
Masonite International Corp. (A)	15,800	1,766,282
Owens Corning	20,750	2,031,425
PGT Innovations, Inc. (A)	76,600	1,779,418
Quanex Building Products Corp.	87,250	2,167,290

		10,280,995

Capital Markets - 1.6%
Cboe Global Markets, Inc.	40,900	4,869,145
Piper Sandler Cos.	21,850	2,830,886
Stifel Financial Corp.	36,350	2,357,661

		10,057,692

Chemicals - 1.3%
Axalta Coating Systems Ltd. (A)	192,000	5,854,080

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Chase Corp.	10,350	$ 1,062,014
Huntsman Corp.	41,550	1,101,906
Trinseo SA	8,950	535,568

		8,553,568

Commercial Services & Supplies - 0.4%
HNI Corp.	28,600	1,257,542
Tetra Tech, Inc.	9,700	1,183,788

		2,441,330

Communications Equipment - 0.7%
Harmonic, Inc. (A)	82,000	698,640
KVH Industries, Inc. (A)	136,000	1,672,800
NETGEAR, Inc. (A)	12,100	463,672
Silicom Ltd. (A)	39,750	1,751,385

		4,586,497

Construction & Engineering - 1.4%
AECOM (A)	42,600	2,697,432
Comfort Systems USA, Inc.	35,000	2,757,650
EMCOR Group, Inc.	24,650	3,036,634
Granite Construction, Inc.	17,000	706,010

		9,197,726

Construction Materials - 0.1%
US Concrete, Inc. (A)	6,600	487,080

Consumer Finance - 0.9%
Ally Financial, Inc.	118,000	5,881,120

Containers & Packaging - 2.1%
Berry Global Group, Inc. (A)	57,100	3,724,062
Graphic Packaging Holding Co.	230,300	4,177,642
Sealed Air Corp.	98,300	5,824,275

		13,725,979

Distributors - 1.0%
LKQ Corp. (A)	131,900	6,492,118

Diversified Consumer Services - 0.6%
American Public Education, Inc. (A)	75,050	2,126,917
Strategic Education, Inc.	5,150	391,709
Stride, Inc. (A)	41,750	1,341,428

		3,860,054

Diversified Financial Services - 0.5%
Equitable Holdings, Inc.	98,800	3,008,460

Electric Utilities - 2.7%
Evergy, Inc.	127,100	7,680,653
OGE Energy Corp.	265,900	8,947,535
Portland General Electric Co.	15,150	698,112

		17,326,300

Electrical Equipment - 0.8%
Acuity Brands, Inc.	5,100	953,853
LSI Industries, Inc.	141,000	1,129,410
Regal Beloit Corp.	22,600	3,017,326

		5,100,589

Electronic Equipment, Instruments & Components - 3.0%
Coherent, Inc. (A)	8,150	2,154,371
Flex Ltd. (A)	230,400	4,117,248
Methode Electronics, Inc.	48,850	2,403,908
OSI Systems, Inc. (A)	11,900	1,209,516
Vishay Intertechnology, Inc.	85,950	1,938,173

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Vontier Corp.	231,500	$ 7,542,270

		19,365,486

Energy Equipment & Services - 0.8%
Baker Hughes Co.	158,500	3,624,895
Helix Energy Solutions Group, Inc. (A) (B)	96,750	552,443
Helmerich & Payne, Inc.	32,650	1,065,369

		5,242,707

Entertainment - 0.3%
Madison Square Garden Entertainment Corp. (A)	13,600	1,141,992
Madison Square Garden Sports Corp., Class A (A)	3,000	517,710

		1,659,702

Equity Real Estate Investment Trusts - 3.8%
Apple Hospitality, Inc.	122,750	1,873,165
Brandywine Realty Trust	118,250	1,621,208
Community Healthcare Trust, Inc.	25,700	1,219,722
Gaming & Leisure Properties, Inc.	133,653	6,192,143
JBG SMITH Properties	202,000	6,365,020
Lexington Realty Trust	156,500	1,870,175
Physicians Realty Trust	126,150	2,329,990
Piedmont Office Realty Trust, Inc., Class A	37,850	699,090
Sabra Health Care, Inc.	92,250	1,678,950
Summit Hotel Properties, Inc. (A)	52,900	493,557

		24,343,020

Food & Staples Retailing - 0.1%
Village Super Market, Inc., Class A	29,000	681,790

Food Products - 2.9%
Kraft Heinz Co.	141,787	5,782,074
Nomad Foods Ltd. (A)	19,500	551,265
Post Holdings, Inc. (A)	89,768	9,737,135
Sanderson Farms, Inc.	6,100	1,146,617
Whole Earth Brands, Inc. (A) (B)	76,100	1,103,450

		18,320,541

Gas Utilities - 1.1%
UGI Corp.	153,500	7,108,585

Health Care Equipment & Supplies - 0.8%
AngioDynamics, Inc. (A)	83,250	2,258,573
Meridian Bioscience, Inc. (A)	59,000	1,308,620
OraSure Technologies, Inc. (A)	133,150	1,350,141

		4,917,334

Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	68,700	7,865,463
AMN Healthcare Services, Inc. (A)	25,700	2,492,386
Centene Corp. (A)	98,600	7,190,898
Cross Country Healthcare, Inc. (A)	189,000	3,120,390
Encompass Health Corp.	26,300	2,052,189
Laboratory Corp. of America Holdings (A)	21,777	6,007,185
National HealthCare Corp.	3,280	229,272

		28,957,783

Hotels, Restaurants & Leisure - 0.2%
Churchill Downs, Inc.	6,500	1,288,690

Household Durables - 1.8%
Helen of Troy Ltd. (A)	6,900	1,574,028
KB Home	45,850	1,867,012

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
La-Z-Boy, Inc.	46,000	$ 1,703,840
MDC Holdings, Inc.	22,350	1,130,910
NVR, Inc. (A)	900	4,475,970
PulteGroup, Inc.	16,850	919,504

		11,671,264

Household Products - 1.1%
Reynolds Consumer Products, Inc.	117,900	3,578,265
Spectrum Brands Holdings, Inc.	38,000	3,231,520

		6,809,785

Independent Power & Renewable Electricity Producers - 1.4%
Vistra Corp.	483,631	8,971,355

Insurance - 10.5%
Alleghany Corp. (A)	15,301	10,206,838
Allstate Corp.	65,600	8,556,864
American International Group, Inc.	61,600	2,932,160
Arch Capital Group Ltd. (A)	259,900	10,120,506
Everest Re Group Ltd.	7,700	1,940,477
Fidelity National Financial, Inc.	223,607	9,717,960
Loews Corp.	152,323	8,324,452
Markel Corp. (A)	5,100	6,052,221
Old Republic International Corp.	247,050	6,154,015
Selective Insurance Group, Inc.	38,850	3,152,678
United Fire Group, Inc.	2,300	63,779

		67,221,950

Interactive Media & Services - 0.5%
IAC / InterActiveCorp (A)	19,800	3,052,566

Internet & Direct Marketing Retail - 1.2%
eBay, Inc.	111,000	7,793,310

IT Services - 1.5%
Euronet Worldwide, Inc. (A)	24,100	3,261,935
FleetCor Technologies, Inc. (A)	19,400	4,967,564
Perficient, Inc. (A)	17,850	1,435,497

		9,664,996

Leisure Products - 0.6%
MasterCraft Boat Holdings, Inc. (A)	96,200	2,529,098
Polaris, Inc.	11,850	1,622,976

		4,152,074

Machinery - 1.7%
Altra Industrial Motion Corp.	29,650	1,927,843
Columbus McKinnon Corp.	40,600	1,958,544
Douglas Dynamics, Inc.	23,800	968,422
Gencor Industries, Inc. (A)	56,000	680,960
Lydall, Inc. (A)	24,200	1,464,584
Miller Industries, Inc.	17,850	704,004
Mueller Industries, Inc.	68,000	2,945,080

		10,649,437

Media - 4.5%
DISH Network Corp., Class A (A)	124,100	5,187,380
Fox Corp., Class A	106,900	3,969,197
Liberty Broadband Corp., Class C (A)	55,690	9,671,126
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	185,044	8,584,191
MSG Networks, Inc., Class A (A)	96,700	1,409,886

		28,821,780

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 1.6%
Commercial Metals Co.	79,400	$ 2,439,168
Kaiser Aluminum Corp.	18,450	2,278,391
Kinross Gold Corp.	470,000	2,984,500
Schnitzer Steel Industries, Inc., Class A	33,600	1,648,080
TimkenSteel Corp. (A) (B)	47,700	674,955

		10,025,094

Mortgage Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc.	742,189	6,590,638

Multi-Utilities - 3.1%
CenterPoint Energy, Inc.	283,600	6,953,872
NiSource, Inc.	398,300	9,758,350
NorthWestern Corp.	56,850	3,423,507

		20,135,729

Multiline Retail - 1.6%
Dollar Tree, Inc. (A)	102,400	10,188,800

Oil, Gas & Consumable Fuels - 3.0%
Delek US Holdings, Inc.	43,400	938,308
EQT Corp. (A)	173,200	3,855,432
HollyFrontier Corp.	89,400	2,941,260
Magnolia Oil & Gas Corp., Class A (A)	159,000	2,485,170
Ovintiv, Inc.	14,050	442,153
REX American Resources Corp. (A)	20,700	1,866,726
Williams Cos., Inc.	261,500	6,942,825

		19,471,874

Paper & Forest Products - 0.2%
Glatfelter Corp.	85,800	1,198,626

Pharmaceuticals - 3.2%
Bausch Health Cos., Inc. (A)	137,200	4,022,704
BioDelivery Sciences International, Inc. (A)	296,500	1,061,470
Innoviva, Inc. (A)	39,800	533,718
Jazz Pharmaceuticals PLC (A)	10,850	1,927,394
Organon & Co. (A)	165,200	4,998,952
Perrigo Co. PLC	46,300	2,122,855
Viatris, Inc.	409,000	5,844,610

		20,511,703

Professional Services - 2.5%
ASGN, Inc. (A)	20,600	1,996,758
FTI Consulting, Inc. (A)	8,600	1,174,846
Heidrick & Struggles International, Inc.	36,650	1,632,757
ICF International, Inc.	27,600	2,424,936
KBR, Inc.	144,100	5,497,415
Leidos Holdings, Inc.	17,850	1,804,635
Science Applications International Corp.	17,300	1,517,729

		16,049,076

Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc. (A)	14,962	2,924,473
Newmark Group, Inc., Class A	62,000	744,620

		3,669,093

Road & Rail - 0.3%
AMERCO	3,500	2,062,900

Semiconductors & Semiconductor Equipment - 3.6%
AXT, Inc. (A)	55,200	606,096
Cohu, Inc. (A)	91,800	3,377,322
MagnaChip Semiconductor Corp. (A)	146,000	3,483,560
MaxLinear, Inc. (A)	12,150	516,254
MKS Instruments, Inc.	14,000	2,491,300
NeoPhotonics Corp. (A)	72,850	743,799

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Onto Innovation, Inc. (A)	32,000	$ 2,337,280
Qorvo, Inc. (A)	15,150	2,964,097
Silicon Motion Technology Corp., ADR	53,350	3,419,735
Tower Semiconductor Ltd. (A)	69,350	2,040,970
Universal Display Corp.	5,150	1,144,999

		23,125,412

Software - 1.8%
CDK Global, Inc.	115,400	5,734,226
Progress Software Corp.	21,400	989,750
SS&C Technologies Holdings, Inc.	69,600	5,015,376

		11,739,352

Specialty Retail - 3.8%
Abercrombie & Fitch Co., Class A (A)	57,200	2,655,796
Academy Sports & Outdoors, Inc. (A)	12,250	505,190
American Eagle Outfitters, Inc. (B)	108,400	4,068,252
Foot Locker, Inc.	24,000	1,479,120
Hibbett, Inc. (A)	18,850	1,689,526
O’Reilly Automotive, Inc. (A)	9,300	5,265,753
Ross Stores, Inc.	32,900	4,079,600
Urban Outfitters, Inc. (A)	67,550	2,784,411
Williams-Sonoma, Inc.	13,350	2,131,327

		24,658,975

Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (A)	81,200	3,703,532
Turtle Beach Corp. (A)	29,800	951,216

		4,654,748

Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (A)	3,600	1,382,652
Steven Madden Ltd.	39,350	1,721,956

		3,104,608

Thrifts & Mortgage Finance - 1.0%
Provident Financial Services, Inc.	63,700	1,458,093
TrustCo Bank Corp.	46,850	1,610,703
Washington Federal, Inc.	96,000	3,050,880

		6,119,676

Trading Companies & Distributors - 0.7%
AerCap Holdings NV (A)	93,000	4,762,530

Total Common Stocks (Cost $462,196,293)		624,684,877

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 0.00% (C), dated 06/30/2021, to be repurchased at $16,903,529 on 07/01/2021. Collateralized by U.S. Government Obligations, 0.13% - 1.38%, due 06/30/2023 - 09/30/2023, and with a total value of $17,241,717.	$ 16,903,529	16,903,529

Total Repurchase Agreement (Cost $16,903,529)		16,903,529

Total Investments (Cost $479,099,822)		641,588,406
Net Other Assets (Liabilities) - 0.1%		873,300

Net Assets - 100.0%		$ 642,461,706

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$624,684,877	$—	$—	$624,684,877
Repurchase Agreement	—	16,903,529	—	16,903,529

Total Investments	$624,684,877	$16,903,529	$—	$641,588,406

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,245,856, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,317,694. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at June 30, 2021.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $462,196,293) (including securities loaned of $2,245,856)	$624,684,877
Repurchase agreement, at value (cost $16,903,529)	16,903,529
Receivables and other assets:
Investments sold	1,750,812
Net income from securities lending	1,983
Shares of beneficial interest sold	193,594
Dividends	416,023
Prepaid expenses	2,084

Total assets	643,952,902

Liabilities:
Payables and other liabilities:
Investments purchased	577,967
Shares of beneficial interest redeemed	261,029
Investment management fees	461,997
Distribution and service fees	63,351
Transfer agent costs	909
Trustees, CCO and deferred compensation fees	8,158
Audit and tax fees	10,865
Custody fees	24,902
Legal fees	500
Printing and shareholder reports fees	66,668
Other accrued expenses	14,850

Total liabilities	1,491,196

Net assets	$642,461,706

Net assets consist of:
Capital stock ($0.01 par value)	$279,792
Additional paid-in capital	441,634,414
Total distributable earnings (accumulated losses)	200,547,500

Net assets	$642,461,706

Net assets by class:
Initial Class	$366,995,747
Service Class	275,465,959

Shares outstanding:
Initial Class	15,750,487
Service Class	12,228,740

Net asset value and offering price per share:
Initial Class	$23.30
Service Class	22.53

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$3,894,103
Net income from securities lending	5,555
Withholding taxes on foreign income	(2,741)

Total investment income	3,896,917

Expenses:
Investment management fees	2,403,785
Distribution and service fees:
Service Class	328,006
Transfer agent costs	3,821
Trustees, CCO and deferred compensation fees	14,665
Audit and tax fees	11,101
Custody fees	25,706
Legal fees	14,836
Printing and shareholder reports fees	35,337
Other	19,233

Total expenses	2,856,490

Net investment income (loss)	1,040,427

Net realized gain (loss) on:
Investments	67,547,308

Net change in unrealized appreciation (depreciation) on:
Investments	46,775,359

Net realized and change in unrealized gain (loss)	114,322,667

Net increase (decrease) in net assets resulting from operations	$115,363,094

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$1,040,427	$4,310,982
Net realized gain (loss)	67,547,308	(20,095,295)
Net change in unrealized appreciation (depreciation)	46,775,359	33,106,964

Net increase (decrease) in net assets resulting from operations	115,363,094	17,322,651

Dividends and/or distributions to shareholders:
Initial Class	—	(14,540,327)
Service Class	—	(10,432,347)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(24,972,674)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,561,659	6,287,354
Service Class	23,196,778	35,677,275

	29,758,437	41,964,629

Dividends and/or distributions reinvested:
Initial Class	—	14,540,327
Service Class	—	10,432,347

	—	24,972,674

Cost of shares redeemed:
Initial Class	(22,205,556)	(36,352,488)
Service Class	(28,265,722)	(33,554,799)

	(50,471,278)	(69,907,287)

Net increase (decrease) in net assets resulting from capital share transactions	(20,712,841)	(2,969,984)

Net increase (decrease) in net assets	94,650,253	(10,620,007)

Net assets:
Beginning of period/year	547,811,453	558,431,460

End of period/year	$642,461,706	$547,811,453

Capital share transactions - shares:
Shares issued:
Initial Class	290,714	385,773
Service Class	1,077,493	2,429,180

	1,368,207	2,814,953

Shares reinvested:
Initial Class	—	925,546
Service Class	—	685,437

	—	1,610,983

Shares redeemed:
Initial Class	(1,017,732)	(2,236,106)
Service Class	(1,319,165)	(2,212,451)

	(2,336,897)	(4,448,557)

Net increase (decrease) in shares outstanding:
Initial Class	(727,018)	(924,787)
Service Class	(241,672)	902,166

	(968,690)	(22,621)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$19.19		$19.51	$17.11	$21.51	$20.76	$19.16

Investment operations:
Net investment income (loss) (A)	0.05		0.17	0.18	0.22	0.12	0.24	(B)
Net realized and unrealized gain (loss)	4.06		0.41	3.95	(2.28)	2.86	3.57

Total investment operations	4.11		0.58	4.13	(2.06)	2.98	3.81

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)	(0.19)	(0.20)	(0.25)	(0.16)
Net realized gains	—		(0.70)	(1.54)	(2.14)	(1.98)	(2.05)

Total dividends and/or distributions to shareholders	—		(0.90)	(1.73)	(2.34)	(2.23)	(2.21)

Net asset value, end of period/year	$23.30		$19.19	$19.51	$17.11	$21.51	$20.76

Total return	21.42	%(C)	4.04%	25.28%	(11.46)%	15.55%	21.13%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$366,996		$316,185	$339,556	$305,350	$395,777	$377,647
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(D)	0.83%	0.83%	0.83%	0.83%	0.87%
Including waiver and/or reimbursement and recapture	0.82	%(D)	0.83%	0.83%	0.83%	0.83%	0.86	%(B)
Net investment income (loss) to average net assets	0.44	%(D)	1.03%	0.96%	1.05%	0.54%	1.27	%(B)
Portfolio turnover rate	30	%(C)	71%	56%	61%	54%	128%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$18.57		$18.92	$16.64	$20.97	$20.30	$18.78

Investment operations:
Net investment income (loss) (A)	0.02		0.12	0.13	0.16	0.06	0.21	(B)
Net realized and unrealized gain (loss)	3.94		0.39	3.83	(2.21)	2.80	3.47

Total investment operations	3.96		0.51	3.96	(2.05)	2.86	3.68

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)	(0.14)	(0.14)	(0.21)	(0.11)
Net realized gains	—		(0.70)	(1.54)	(2.14)	(1.98)	(2.05)

Total dividends and/or distributions to shareholders	—		(0.86)	(1.68)	(2.28)	(2.19)	(2.16)

Net asset value, end of period/year	$22.53		$18.57	$18.92	$16.64	$20.97	$20.30

Total return	21.32	%(C)	3.74%	24.94%	(11.64)%	15.26%	20.80%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$275,466		$231,626	$218,875	$165,494	$206,683	$188,299
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07	%(D)	1.08%	1.08%	1.08%	1.08%	1.12%
Including waiver and/or reimbursement and recapture	1.07	%(D)	1.08%	1.08%	1.08%	1.08%	1.10	%(B)
Net investment income (loss) to average net assets	0.20	%(D)	0.77%	0.71%	0.80%	0.29%	1.13	%(B)
Portfolio turnover rate	30	%(C)	71%	56%	61%	54%	128%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Small/Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2021, commissions recaptured are $11,975.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Small capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $350 Million	0.790%
Over $350 Million up to $500 Million	0.780
Over $500 Million up to $750 Million	0.765
Over $750 Million up to $1 Billion	0.755
Over $1 Billion up to $1.5 Billion	0.735
Over $1.5 Billion up to $2 Billion	0.730
Over $2 Billion	0.725

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.89%	May 1, 2022
Service Class	1.14	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 179,287,243	$ —	$ 201,421,965	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 479,099,822	$ 166,122,656	$ (3,634,072)	$ 162,488,584

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Small/Mid Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and each of Systematic Financial Management, L.P. (“Systematic”) and Thompson, Siegel & Walmsley LLC (“TS&W”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 5-year period, in line with the median for its peer universe for the past 10-year period, and below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 3-, 5- and 10-year periods and below its benchmark for the past 1-year period. The Board noted that Systematic had previously served as the Portfolio’s sole sub-adviser, beginning on March 22, 2011, pursuant to different investment strategies. The Board also noted that TS&W had commenced sub-advising the Portfolio’s mid-cap sleeve and Systematic had continued sub-advising the Portfolio’s small-cap sleeve pursuant to the Portfolio’s current investment strategies on December 4, 2016.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM, and are paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Advisers participate in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Advisers may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica Small/Mid Cap Value VP

APPROVAL OF SUB-ADVISORY AGREEMENTS

(unaudited)

On July 22, 2021, Pendal Group Limited (“Pendal”) acquired Thompson, Siegel & Walmsley LLC (“TSW”) (the “Acquisition”). The Acquisition constituted an “assignment,” within the meaning of the Investment Company Act of 1940, of the sub-advisory agreements between Transamerica Asset Management, Inc. (“TAM”) and TSW, resulting in their automatic termination.

In anticipation of the closing of the Acquisition, the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”), at a meeting held on June 16-17, 2021, considered the continued retention of TSW as sub-adviser to Transamerica Small/Mid Cap Value VP and Transamerica TS&W International Equity VP (each a “Portfolio” and collectively, the “Portfolios”). Following their review and consideration, the Board Members determined that the terms of the proposed sub-advisory agreements between TAM and TSW, with respect to the Portfolios (the “New Sub-Advisory Agreements”), were reasonable, and approval of each New Sub-Advisory Agreement was in the best interests of the applicable Portfolio and the contract holders invested in such Portfolio. The Board Members, including the independent members of the Board (the “Independent Board Members”), unanimously approved the New Sub-Advisory Agreements to take effect upon the closing of the Acquisition.

To assist the Board Members in their consideration of the New Sub-Advisory Agreement, the Board Members requested and received from TAM and TSW certain materials and information in advance of the meeting. The Board Members then reviewed such information as they deemed reasonably necessary to evaluate the New Sub-Advisory Agreement. In addition, the Independent Board Members consulted with counsel, including independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.

Among other matters, the Board Members considered:

(a)        that TSW would remain the sub-adviser to the Portfolios and that the Acquisition is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolios and the contract holders, including compliance services;

(b)        that the Acquisition is not expected to result in any changes to the investment process employed by TSW in sub-advising the Portfolios;

(c)        that TSW will gain a strategic partner in Pendal that is focused on investing in TSW’s business, with the potential to provide opportunities for TSW’s clients and employees;

(d)        that the Acquisition is not expected to result in any changes to the personnel who are primarily responsible for managing the Portfolios; and

(e)        that the New Sub-Advisory Agreements will not result in any change in the rate of sub-advisory fees payable by TAM to TSW.

In approving the New Sub-Advisory Agreements, the Board Members also relied, as to TSW’s services, fees, profitability and fallout benefits, on their deliberations in connection with the renewal of the existing sub-advisory agreements at the same meeting.

In their deliberations, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. The Board Members based their decisions on the considerations discussed above, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, concluded that the approval of each New Sub-Advisory Agreement was in the best interests of the applicable Portfolio and the contract holders and unanimously approved the New Sub-Advisory Agreements to take effect upon the closing of the Acquisition.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,068.70	$4.15	$1,020.80	$4.06	0.81%
Service Class	1,000.00	1,067.40	5.48	1,019.50	5.36	1.07

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.9%
Repurchase Agreement	1.0
Other Investment Company	0.5
Net Other Assets (Liabilities)	(0.4)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 1.4%
Curtiss-Wright Corp.	27,635	$3,281,933
Hexcel Corp. (A)	30,782	1,920,797
Mercury Systems, Inc. (A)	30,319	2,009,543
Moog, Inc., Class A	30,948	2,601,489
Teledyne Technologies, Inc. (A)	9,881	4,138,459

		13,952,221

Air Freight & Logistics - 0.4%
XPO Logistics, Inc. (A)	30,882	4,320,083

Airlines - 0.3%
Allegiant Travel Co. (A)	14,413	2,796,122

Auto Components - 0.9%
Adient PLC (A)	46,699	2,110,795
LCI Industries	22,331	2,934,740
Patrick Industries, Inc.	60,504	4,416,792

		9,462,327

Banks - 1.3%
Ameris Bancorp	28,712	1,453,689
First Bancorp	43,696	1,787,603
Signature Bank	17,197	4,224,443
Western Alliance Bancorp	57,138	5,305,263

		12,770,998

Beverages - 1.1%
Boston Beer Co., Inc., Class A (A)	8,806	8,989,165
Coca-Cola Consolidated, Inc.	6,822	2,743,331

		11,732,496

Biotechnology - 11.6%
ACADIA Pharmaceuticals, Inc. (A)	71,577	1,745,763
Acceleron Pharma, Inc. (A)	42,778	5,368,211
Agios Pharmaceuticals, Inc. (A) (B)	37,203	2,050,257
Alector, Inc. (A) (B)	37,657	784,395
Alkermes PLC (A)	90,106	2,209,399
Allogene Therapeutics, Inc. (A) (B)	36,753	958,518
Amicus Therapeutics, Inc. (A)	143,084	1,379,330
Apellis Pharmaceuticals, Inc. (A)	39,401	2,490,143
Arcturus Therapeutics Holdings, Inc. (A)	8,784	297,251
Biohaven Pharmaceutical Holding Co. Ltd. (A)	25,065	2,433,310
Blueprint Medicines Corp. (A)	36,815	3,238,247
CareDx, Inc. (A)	34,191	3,129,160
ChemoCentryx, Inc. (A)	30,247	405,007
CRISPR Therapeutics AG (A) (B)	20,532	3,323,925
Deciphera Pharmaceuticals, Inc. (A)	22,547	825,446
Denali Therapeutics, Inc. (A)	48,167	3,778,220
Emergent BioSolutions, Inc. (A)	43,600	2,746,364
Enanta Pharmaceuticals, Inc. (A)	7,312	321,801
Epizyme, Inc. (A)	11,324	94,102
Exact Sciences Corp. (A) (B)	28,618	3,557,504
Exelixis, Inc. (A)	77,652	1,414,819
Fate Therapeutics, Inc. (A)	38,838	3,370,750
FibroGen, Inc. (A)	31,445	837,380
Generation Bio Co. (A) (B)	42,967	1,155,812
Global Blood Therapeutics, Inc. (A)	42,257	1,479,840
Halozyme Therapeutics, Inc. (A) (B)	110,641	5,024,208
Horizon Therapeutics PLC (A)	42,918	4,018,842
IGM Biosciences, Inc. (A)	13,760	1,144,832
Insmed, Inc. (A)	103,001	2,931,408
Intellia Therapeutics, Inc. (A) (B)	36,782	5,955,374

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Invitae Corp. (A) (B)	98,248	$ 3,313,905
Ionis Pharmaceuticals, Inc. (A)	31,564	1,259,088
Iovance Biotherapeutics, Inc. (A) (B)	69,586	1,810,628
Karuna Therapeutics, Inc. (A)	9,884	1,126,677
Karyopharm Therapeutics, Inc. (A)	33,157	342,180
Kodiak Sciences, Inc. (A) (B)	40,196	3,738,228
Kymera Therapeutics, Inc. (A)	6,300	305,550
Madrigal Pharmaceuticals, Inc. (A)	6,234	607,254
Mersana Therapeutics, Inc. (A)	26,027	353,447
Mirati Therapeutics, Inc. (A)	20,477	3,307,650
Neurocrine Biosciences, Inc. (A)	18,676	1,817,548
Novavax, Inc. (A)	9,973	2,117,368
Nurix Therapeutics, Inc. (A)	14,700	389,991
Prothena Corp. PLC (A)	32,243	1,657,613
PTC Therapeutics, Inc. (A)	46,479	1,964,667
Replimune Group, Inc. (A) (B)	30,276	1,163,204
Rocket Pharmaceuticals, Inc. (A) (B)	27,417	1,214,299
Sage Therapeutics, Inc. (A)	20,696	1,175,740
Sarepta Therapeutics, Inc. (A) (B)	20,316	1,579,366
Scholar Rock Holding Corp. (A)	26,675	770,908
Seagen, Inc. (A)	12,767	2,015,654
TG Therapeutics, Inc. (A) (B)	47,609	1,846,753
Turning Point Therapeutics, Inc. (A)	29,789	2,324,138
Twist Bioscience Corp. (A)	21,008	2,799,316
Ultragenyx Pharmaceutical, Inc. (A)	58,379	5,566,438
uniQure NV (A) (B)	34,310	1,056,748
Xencor, Inc. (A)	45,777	1,578,849
Zentalis Pharmaceuticals, Inc. (A)	14,585	775,922
Zymeworks, Inc. (A) (B)	22,999	797,835

		117,246,582

Building Products - 1.8%
AAON, Inc.	32,050	2,006,010
Builders FirstSource, Inc. (A)	79,211	3,379,141
CSW Industrials, Inc.	10,971	1,299,625
Gibraltar Industries, Inc. (A)	45,303	3,457,072
Trex Co., Inc. (A)	32,482	3,319,985
UFP Industries, Inc.	58,841	4,374,240

		17,836,073

Capital Markets - 1.2%
Cboe Global Markets, Inc.	8,167	972,281
FactSet Research Systems, Inc.	4,876	1,636,434
LPL Financial Holdings, Inc.	42,774	5,773,635
MarketAxess Holdings, Inc.	9,329	4,324,831

		12,707,181

Chemicals - 2.0%
Chase Corp.	22,318	2,290,050
Element Solutions, Inc.	119,588	2,795,968
HB Fuller Co.	26,571	1,690,181
Ingevity Corp. (A)	37,268	3,032,125
Innospec, Inc.	10,662	966,084
Quaker Chemical Corp. (B)	18,197	4,316,146
Scotts Miracle-Gro Co.	16,508	3,168,215
Stepan Co.	14,431	1,735,616

		19,994,385

Commercial Services & Supplies - 2.0%
Casella Waste Systems, Inc., Class A (A)	119,321	7,568,531
IAA, Inc. (A)	93,856	5,118,906

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
MSA Safety, Inc.	24,021	$ 3,977,397
UniFirst Corp.	15,739	3,692,999

		20,357,833

Communications Equipment - 0.5%
Lumentum Holdings, Inc. (A) (B)	14,425	1,183,283
Ubiquiti, Inc. (B)	11,816	3,688,837

		4,872,120

Construction & Engineering - 0.8%
Comfort Systems USA, Inc.	42,625	3,358,424
EMCOR Group, Inc.	43,113	5,311,090

		8,669,514

Construction Materials - 0.5%
Eagle Materials, Inc.	33,405	4,747,185

Consumer Finance - 0.5%
Green Dot Corp., Class A (A)	21,581	1,011,070
PROG Holdings, Inc.	27,950	1,345,233
SLM Corp.	134,840	2,823,550

		5,179,853

Containers & Packaging - 0.3%
Berry Global Group, Inc. (A)	43,422	2,831,983

Distributors - 0.7%
Pool Corp.	16,608	7,617,425

Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (A)	22,485	3,307,768
frontdoor, Inc. (A)	36,400	1,813,448
Terminix Global Holdings, Inc. (A)	81,567	3,891,562

		9,012,778

Diversified Telecommunication Services - 0.5%
Cogent Communications Holdings, Inc.	35,683	2,743,666
Iridium Communications, Inc. (A) (B)	52,307	2,091,757

		4,835,423

Electrical Equipment - 0.6%
Array Technologies, Inc. (A)	47,218	736,601
Atkore, Inc. (A)	52,263	3,710,673
Shoals Technologies Group, Inc., Class A (A)	42,557	1,510,773

		5,958,047

Electronic Equipment, Instruments & Components - 3.4%
Advanced Energy Industries, Inc.	41,786	4,709,700
Cognex Corp.	45,023	3,784,183
ePlus, Inc. (A)	8,951	775,962
Fabrinet (A)	30,980	2,970,053
Littelfuse, Inc.	24,197	6,165,154
Novanta, Inc. (A)	53,042	7,147,940
OSI Systems, Inc. (A)	30,549	3,105,000
Zebra Technologies Corp., Class A (A)	10,471	5,544,290

		34,202,282

Energy Equipment & Services - 0.2%
Cactus, Inc., Class A	53,726	1,972,819

Entertainment - 1.0%
Cinemark Holdings, Inc. (A)	102,054	2,240,085
Madison Square Garden Entertainment Corp. (A)	35,664	2,994,706
Zynga, Inc., Class A (A)	488,880	5,196,795

		10,431,586

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 1.6%
Equity Lifestyle Properties, Inc.	40,886	$ 3,038,239
First Industrial Realty Trust, Inc.	71,990	3,760,038
Innovative Industrial Properties, Inc. (B)	8,826	1,685,942
PS Business Parks, Inc.	5,671	839,762
Ryman Hospitality Properties, Inc. (A)	32,812	2,590,835
Terreno Realty Corp.	71,676	4,624,535
Universal Health Realty Income Trust	4,114	253,217

		16,792,568

Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc.	16,603	3,231,608
Performance Food Group Co. (A)	133,044	6,451,303

		9,682,911

Food Products - 1.5%
Darling Ingredients, Inc. (A)	68,100	4,596,750
Hain Celestial Group, Inc. (A)	70,894	2,844,267
J&J Snack Foods Corp.	23,679	4,129,855
John B Sanfilippo & Son, Inc.	18,548	1,642,796
Sanderson Farms, Inc.	9,800	1,842,106

		15,055,774

Health Care Equipment & Supplies - 4.8%
AtriCure, Inc. (A)	29,726	2,358,164
CONMED Corp.	16,235	2,231,176
Globus Medical, Inc., Class A (A)	64,032	4,964,401
Haemonetics Corp. (A)	38,338	2,554,844
ICU Medical, Inc. (A)	23,581	4,852,970
Lantheus Holdings, Inc. (A)	12,693	350,835
Merit Medical Systems, Inc. (A)	62,099	4,015,321
Nevro Corp. (A)	23,124	3,833,728
NuVasive, Inc. (A)	30,798	2,087,488
Penumbra, Inc. (A)	14,594	3,999,632
Quidel Corp. (A) (B)	8,597	1,101,448
Shockwave Medical, Inc. (A)	22,300	4,230,979
STERIS PLC	12,483	2,575,243
Tandem Diabetes Care, Inc. (A)	55,485	5,404,239
West Pharmaceutical Services, Inc.	10,525	3,779,527

		48,339,995

Health Care Providers & Services - 4.3%
Addus HomeCare Corp. (A)	29,707	2,591,639
Amedisys, Inc. (A)	28,023	6,863,673
AMN Healthcare Services, Inc. (A)	61,076	5,923,150
Chemed Corp.	4,883	2,316,984
CorVel Corp. (A)	25,645	3,444,124
Ensign Group, Inc.	86,988	7,539,250
ModivCare, Inc. (A)	14,449	2,457,341
Molina Healthcare, Inc. (A)	20,322	5,142,685
Pennant Group, Inc. (A)	61,136	2,500,462
Surgery Partners, Inc. (A)	32,609	2,172,412
US Physical Therapy, Inc.	25,364	2,938,927

		43,890,647

Health Care Technology - 1.2%
Certara, Inc. (A)	37,756	1,069,628
Inspire Medical Systems, Inc. (A)	16,604	3,208,889
Omnicell, Inc. (A)	45,929	6,955,947
Phreesia, Inc. (A)	22,957	1,407,264

		12,641,728

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 6.2%
Bloomin’ Brands, Inc. (A) (B)	124,956	$ 3,391,306
Boyd Gaming Corp. (A)	89,099	5,478,698
Brinker International, Inc. (A)	42,078	2,602,524
Choice Hotels International, Inc.	35,917	4,269,095
Churchill Downs, Inc.	41,651	8,257,727
Dine Brands Global, Inc. (A)	19,729	1,760,813
Domino’s Pizza, Inc.	1,836	856,476
Hilton Grand Vacations, Inc. (A)	62,500	2,586,875
Papa John’s International, Inc.	39,029	4,076,189
Penn National Gaming, Inc. (A)	20,251	1,548,999
Planet Fitness, Inc., Class A (A)	57,758	4,346,289
SeaWorld Entertainment, Inc. (A)	46,647	2,329,551
Six Flags Entertainment Corp. (A)	40,428	1,749,724
Texas Roadhouse, Inc.	69,313	6,667,911
Travel & Leisure Co.	56,992	3,388,174
Vail Resorts, Inc. (A)	15,038	4,759,828
Wendy’s Co.	192,536	4,509,193

		62,579,372

Household Durables - 2.6%
Cavco Industries, Inc. (A)	6,544	1,454,011
Helen of Troy Ltd. (A)	20,563	4,690,832
Installed Building Products, Inc.	12,026	1,471,501
LGI Homes, Inc. (A)	29,496	4,776,582
Tempur Sealy International, Inc.	159,699	6,258,604
TopBuild Corp. (A)	37,321	7,381,348

		26,032,878

Independent Power & Renewable Electricity Producers - 0.5%
Clearway Energy, Inc., Class C (B)	91,899	2,433,486
Ormat Technologies, Inc.	34,287	2,383,975

		4,817,461

Insurance - 1.2%
eHealth, Inc. (A)	15,288	892,819
Kemper Corp.	6,500	480,350
Palomar Holdings, Inc. (A)	18,952	1,430,118
Primerica, Inc.	53,086	8,129,590
Selectquote, Inc. (A)	51,039	983,011

		11,915,888

Internet & Direct Marketing Retail - 0.3%
RealReal, Inc. (A) (B)	6,823	134,823
Stamps.com, Inc. (A)	14,263	2,856,736

		2,991,559

IT Services - 2.2%
Broadridge Financial Solutions, Inc.	9,391	1,516,928
Euronet Worldwide, Inc. (A)	56,006	7,580,412
ExlService Holdings, Inc. (A)	37,810	4,017,691
Gartner, Inc. (A)	5,891	1,426,800
MAXIMUS, Inc.	34,357	3,022,385
Perficient, Inc. (A)	8,700	699,654
Repay Holdings Corp. (A) (B)	58,962	1,417,446
WEX, Inc. (A)	11,884	2,304,308

		21,985,624

Leisure Products - 0.6%
Brunswick Corp.	61,247	6,101,426

Life Sciences Tools & Services - 3.3%
Adaptive Biotechnologies Corp. (A)	41,900	1,712,034
Bruker Corp.	21,407	1,626,504

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc. (A)	15,495	$ 5,731,910
Medpace Holdings, Inc. (A)	51,969	9,179,284
NeoGenomics, Inc. (A) (B)	113,915	5,145,541
Quanterix Corp. (A)	18,022	1,057,171
Repligen Corp. (A)	45,737	9,130,020

		33,582,464

Machinery - 3.9%
Albany International Corp., Class A	45,707	4,079,807
Douglas Dynamics, Inc.	51,968	2,114,578
Federal Signal Corp.	21,800	877,014
Graco, Inc.	48,627	3,681,064
Hydrofarm Holdings Group, Inc. (A)	6,295	372,097
John Bean Technologies Corp.	36,603	5,220,320
Kadant, Inc.	17,685	3,114,152
Lincoln Electric Holdings, Inc.	18,504	2,437,162
RBC Bearings, Inc. (A)	16,999	3,389,941
SPX Corp. (A)	47,433	2,897,208
Terex Corp.	38,800	1,847,656
Toro Co.	40,396	4,438,712
Woodward, Inc.	32,033	3,936,215
Xometry, Inc. (A)	9,291	811,940

		39,217,866

Media - 1.1%
Cable One, Inc.	3,376	6,457,647
Nexstar Media Group, Inc., Class A	16,415	2,427,450
TechTarget, Inc. (A)	33,943	2,630,243

		11,515,340

Metals & Mining - 0.6%
Alcoa Corp. (A)	133,202	4,907,162
Arconic Corp. (A)	33,970	1,210,011

		6,117,173

Oil, Gas & Consumable Fuels - 2.4%
APA Corp.	174,847	3,781,941
Matador Resources Co.	51,779	1,864,562
PDC Energy, Inc.	95,532	4,374,410
Renewable Energy Group, Inc. (A)	21,216	1,322,605
Targa Resources Corp.	71,152	3,162,706
Texas Pacific Land Corp.	6,140	9,822,404

		24,328,628

Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	53,371	3,217,738

Pharmaceuticals - 1.3%
Arvinas, Inc. (A)	23,582	1,815,814
Axsome Therapeutics, Inc. (A) (B)	16,003	1,079,562
Catalent, Inc. (A)	47,920	5,181,110
Nektar Therapeutics (A)	28,687	492,269
Pacira BioSciences, Inc. (A)	24,463	1,484,415
Reata Pharmaceuticals, Inc., Class A (A) (B)	11,965	1,693,407
Supernus Pharmaceuticals, Inc. (A)	41,861	1,288,900

		13,035,477

Professional Services - 2.5%
ASGN, Inc. (A)	53,376	5,173,736
Booz Allen Hamilton Holding Corp.	46,114	3,927,990
CACI International, Inc., Class A (A)	20,294	5,177,405
Exponent, Inc.	72,547	6,471,918

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Insperity, Inc.	38,875	$ 3,513,134
Legalzoom.com, Inc. (A)	6,687	253,103
Upwork, Inc. (A)	23,642	1,378,092

		25,895,378

Road & Rail - 0.9%
Landstar System, Inc.	17,405	2,750,338
Saia, Inc. (A)	30,512	6,391,959

		9,142,297

Semiconductors & Semiconductor Equipment - 5.2%
Brooks Automation, Inc.	46,519	4,432,330
Cirrus Logic, Inc. (A)	40,255	3,426,506
CMC Materials, Inc.	18,554	2,796,830
Diodes, Inc. (A)	36,054	2,876,028
Entegris, Inc.	68,489	8,422,092
FormFactor, Inc. (A)	100,613	3,668,350
Kulicke & Soffa Industries, Inc.	34,900	2,135,880
Lattice Semiconductor Corp. (A)	96,392	5,415,302
MaxLinear, Inc. (A)	62,316	2,647,807
MKS Instruments, Inc.	30,062	5,349,533
Monolithic Power Systems, Inc.	7,818	2,919,632
Onto Innovation, Inc. (A)	27,045	1,975,367
Power Integrations, Inc.	66,275	5,438,526
SiTime Corp. (A)	8,630	1,092,472

		52,596,655

Software - 9.5%
ACI Worldwide, Inc. (A)	116,838	4,339,363
Alarm.com Holdings, Inc. (A)	19,979	1,692,221
Altair Engineering, Inc., Class A (A)	10,000	689,700
Aspen Technology, Inc. (A)	30,771	4,232,243
Blackbaud, Inc. (A)	40,547	3,104,684
Blackline, Inc. (A)	15,218	1,693,307
Box, Inc., Class A (A)	99,500	2,542,225
CommVault Systems, Inc. (A)	43,305	3,385,152
Descartes Systems Group, Inc. (A)	61,655	4,264,060
Digital Turbine, Inc. (A)	63,427	4,822,355
DoubleVerify Holdings, Inc. (A)	20,601	872,246
Envestnet, Inc. (A)	59,775	4,534,532
Fair Isaac Corp. (A)	12,812	6,440,336
Five9, Inc. (A)	48,597	8,912,204
Fortinet, Inc. (A)	8,479	2,019,613
j2 Global, Inc. (A)	19,523	2,685,389
Manhattan Associates, Inc. (A)	55,081	7,977,932
nCino, Inc. (A)	17,233	1,032,601
Paylocity Holding Corp. (A)	14,453	2,757,632
Pegasystems, Inc.	26,757	3,724,307
Proofpoint, Inc. (A)	5,066	880,268
PTC, Inc. (A)	21,646	3,057,714
Qualys, Inc. (A)	41,179	4,146,314
Sapiens International Corp. NV	80,411	2,112,397
SPS Commerce, Inc. (A)	51,801	5,172,330
SS&C Technologies Holdings, Inc.	41,957	3,023,421
Tyler Technologies, Inc. (A)	7,881	3,565,128
Workiva, Inc. (A)	20,092	2,236,842

		95,916,516

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.8%
Abercrombie & Fitch Co., Class A (A)	66,617	$ 3,093,027
Academy Sports & Outdoors, Inc. (A)	34,500	1,422,780
Asbury Automotive Group, Inc. (A)	23,890	4,094,029
Burlington Stores, Inc. (A)	14,034	4,518,808
Dick’s Sporting Goods, Inc.	19,300	1,933,667
Floor & Decor Holdings, Inc., Class A (A)	50,818	5,371,463
Murphy USA, Inc.	9,604	1,280,885
RH (A)	10,139	6,884,381

		28,599,040

Technology Hardware, Storage & Peripherals - 0.4%
NCR Corp. (A)	82,830	3,777,876

Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc. (A)	62,190	7,246,379
Deckers Outdoor Corp. (A)	22,637	8,694,192

		15,940,571

Trading Companies & Distributors - 1.0%
McGrath RentCorp	30,197	2,463,169
SiteOne Landscape Supply, Inc. (A)	28,801	4,874,857
Watsco, Inc.	11,578	3,318,718

		10,656,744

Water Utilities - 0.3%
Middlesex Water Co.	35,670	2,915,309

Total Common Stocks (Cost $713,521,948)		1,002,790,219

OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (C)	5,453,174	5,453,174

Total Other Investment Company (Cost $5,453,174)		5,453,174

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.00% (C), dated 06/30/2021, to be repurchased at $10,565,669 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $10,777,067.	$10,565,669	10,565,669

Total Repurchase Agreement (Cost $10,565,669)		10,565,669

Total Investments (Cost $729,540,791)		1,018,809,062
Net Other Assets (Liabilities) - (0.4)%		(4,557,549)

Net Assets - 100.0%		$1,014,251,513

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,002,790,219	$—	$—	$1,002,790,219
Other Investment Company	5,453,174	—	—	5,453,174
Repurchase Agreement	—	10,565,669	—	10,565,669

Total Investments	$1,008,243,393	$10,565,669	$—	$1,018,809,062

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $44,550,962, collateralized by cash collateral of $5,453,174 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $40,135,645. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2021.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $718,975,122) (including securities loaned of $44,550,962)	$1,008,243,393
Repurchase agreement, at value (cost $10,565,669)	10,565,669
Receivables and other assets:
Investments sold	3,674,708
Net income from securities lending	4,987
Shares of beneficial interest sold	130,516
Dividends	184,272
Prepaid expenses	4,829

Total assets	1,022,808,374

Liabilities:
Cash collateral received upon return of:
Securities on loan	5,453,174
Payables and other liabilities:
Investments purchased	1,998,572
Shares of beneficial interest redeemed	132,360
Investment management fees	706,761
Distribution and service fees	106,246
Transfer agent costs	2,881
Trustees, CCO and deferred compensation fees	15,461
Audit and tax fees	14,025
Custody fees	45,432
Legal fees	4,693
Printing and shareholder reports fees	57,279
Other accrued expenses	19,977

Total liabilities	8,556,861

Net assets	$1,014,251,513

Net assets consist of:
Capital stock ($0.01 par value)	$520,699
Additional paid-in capital	451,687,437
Total distributable earnings (accumulated losses)	562,043,377

Net assets	$1,014,251,513

Net assets by class:
Initial Class	$538,561,381
Service Class	475,690,132

Shares outstanding:
Initial Class	26,623,972
Service Class	25,445,944

Net asset value and offering price per share:
Initial Class	$20.23
Service Class	18.69

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$1,890,155
Net income from securities lending	40,726
Withholding taxes on foreign income	(7,438)

Total investment income	1,923,443

Expenses:
Investment management fees	4,255,280
Distribution and service fees:
Service Class	588,489
Transfer agent costs	8,258
Trustees, CCO and deferred compensation fees	26,560
Audit and tax fees	15,488
Custody fees	44,512
Legal fees	31,663
Printing and shareholder reports fees	31,621
Other	24,457

Total expenses	5,026,328

Net investment income (loss)	(3,102,885)

Net realized gain (loss) on:
Investments	173,488,675
Foreign currency transactions	11

Net realized gain (loss)	173,488,686

Net change in unrealized appreciation (depreciation) on:
Investments	(92,035,373)
Translation of assets and liabilities denominated in foreign currencies	(8)

Net change in unrealized appreciation (depreciation)	(92,035,381)

Net realized and change in unrealized gain (loss)	81,453,305

Net increase (decrease) in net assets resulting from operations	$78,350,420

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$(3,102,885)	$(3,454,089)
Net realized gain (loss)	173,488,686	106,218,710
Net change in unrealized appreciation (depreciation)	(92,035,381)	128,413,433

Net increase (decrease) in net assets resulting from operations	78,350,420	231,178,054

Dividends and/or distributions to shareholders:
Initial Class	—	(43,687,402)
Service Class	—	(27,366,371)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(71,053,773)

Capital share transactions:
Proceeds from shares sold:
Initial Class	16,313,940	50,617,208
Service Class	21,183,240	48,280,180

	37,497,180	98,897,388

Dividends and/or distributions reinvested:
Initial Class	—	43,687,402
Service Class	—	27,366,371

	—	71,053,773

Cost of shares redeemed:
Initial Class	(283,111,941)	(89,149,804)
Service Class	(32,415,875)	(44,771,456)

	(315,527,816)	(133,921,260)

Net increase (decrease) in net assets resulting from capital share transactions	(278,030,636)	36,029,901

Net increase (decrease) in net assets	(199,680,216)	196,154,182

Net assets:
Beginning of period/year	1,213,931,729	1,017,777,547

End of period/year	$1,014,251,513	$1,213,931,729

Capital share transactions - shares:
Shares issued:
Initial Class	817,809	3,365,190
Service Class	1,155,503	3,427,952

	1,973,312	6,793,142

Shares reinvested:
Initial Class	—	2,777,330
Service Class	—	1,878,268

	—	4,655,598

Shares redeemed:
Initial Class	(14,248,881)	(5,648,825)
Service Class	(1,762,301)	(3,309,467)

	(16,011,182)	(8,958,292)

Net increase (decrease) in shares outstanding:
Initial Class	(13,431,072)	493,695
Service Class	(606,798)	1,996,753

	(14,037,870)	2,490,448

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$18.92		$16.42	$13.79	$15.59	$13.59	$13.85

Investment operations:
Net investment income (loss) (A)	(0.05)		(0.04)	(0.03)	(0.04)	(0.03)	(0.01	)(B)
Net realized and unrealized gain (loss)	1.36		3.68	4.42	(0.91)	2.95	1.49

Total investment operations	1.31		3.64	4.39	(0.95)	2.92	1.48

Dividends and/or distributions to shareholders:
Net realized gains	—		(1.14)	(1.76)	(0.85)	(0.92)	(1.74)

Net asset value, end of period/year	$20.23		$18.92	$16.42	$13.79	$15.59	$13.59

Total return	6.87	%(C)	23.56%	32.77%	(7.08)%	22.39%	11.22%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$538,562		$757,843	$649,477	$539,421	$590,699	$525,140
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(D)	0.81%	0.81%	0.81%	0.81%	0.82%
Including waiver and/or reimbursement and recapture	0.81	%(D)	0.81%	0.81%	0.81%	0.81%	0.81	%(B)
Net investment income (loss) to average net assets	(0.46	)%(D)	(0.26)%	(0.19)%	(0.27)%	(0.21)%	(0.05	)%(B)
Portfolio turnover rate	18	%(C)	39%	21%	29%	21%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$17.51		$15.31	$12.99	$14.76	$12.95	$13.30

Investment operations:
Net investment income (loss) (A)	(0.07)		(0.07)	(0.06)	(0.08)	(0.06)	(0.04	)(B)
Net realized and unrealized gain (loss)	1.25		3.41	4.14	(0.84)	2.79	1.43

Total investment operations	1.18		3.34	4.08	(0.92)	2.73	1.39

Dividends and/or distributions to shareholders:
Net realized gains	—		(1.14)	(1.76)	(0.85)	(0.92)	(1.74)

Net asset value, end of period/year	$18.69		$17.51	$15.31	$12.99	$14.76	$12.95

Total return	6.74	%(C)	23.30%	32.39%	(7.28)%	22.02%	11.00%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$475,690		$456,089	$368,301	$250,801	$292,932	$227,707
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07	%(D)	1.06%	1.06%	1.06%	1.06%	1.07%
Including waiver and/or reimbursement and recapture	1.07	%(D)	1.06%	1.06%	1.06%	1.06%	1.06	%(B)
Net investment income (loss) to average net assets	(0.71	)%(D)	(0.51)%	(0.43)%	(0.52)%	(0.46)%	(0.29	)%(B)
Portfolio turnover rate	18	%(C)	39%	21%	29%	21%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2021 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$5,453,174	$—	$—	$—	$5,453,174
Total Borrowings	$5,453,174	$—	$—	$—	$5,453,174

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.78% of daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.93%	May 1, 2022
Service Class	1.18	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 193,732,788	$ —	$ 475,485,412	$ —

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 729,540,791	$ 316,968,262	$ (27,699,991)	$ 289,268,271

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica T. Rowe Price Small Cap VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5- year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,111.80	$4.45	$1,020.60	$4.26	0.85%
Service Class	1,000.00	1,110.80	5.76	1,019.30	5.51	1.10

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.7%
Other Investment Company	2.5
Net Other Assets (Liabilities)	(2.2)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Australia - 2.8%
BHP Group PLC, ADR	10,300	$614,807
Lendlease Corp. Ltd.	121,000	1,039,926
Macquarie Group Ltd.	20,900	2,451,877
Santos Ltd.	307,900	1,637,150

		5,743,760

Austria - 0.2%
ams AG (A)	22,800	457,355

Belgium - 2.9%
Anheuser-Busch InBev SA	19,800	1,427,688
Groupe Bruxelles Lambert SA	15,900	1,778,632
KBC Group NV	35,800	2,729,526

		5,935,846

Denmark - 0.4%
AP Moller - Maersk A/S, Class B	300	862,268

France - 9.3%
Airbus SE (A)	4,100	527,189
Amundi SA (B)	7,000	617,124
Arkema SA	10,593	1,328,917
Capgemini SE (C)	11,600	2,228,262
Dassault Aviation SA	600	705,758
Engie SA	261,500	3,582,591
Rexel SA (A)	67,500	1,411,873
Sanofi	31,068	3,255,084
TotalEnergies SE (C)	36,100	1,633,247
Ubisoft Entertainment SA (A)	17,700	1,239,118
Veolia Environnement SA	92,700	2,799,638

		19,328,801

Germany - 12.6%
Allianz SE	8,041	2,005,130
BASF SE	32,450	2,556,451
Bayer AG	12,526	760,607
Deutsche Boerse AG	13,700	2,391,231
Deutsche Post AG	40,600	2,761,394
Fresenius SE & Co. KGaA	59,400	3,098,724
HeidelbergCement AG	37,800	3,242,377
Infineon Technologies AG	58,585	2,349,380
SAP SE	20,700	2,916,931
Siemens AG	22,407	3,550,164
Talanx AG (A)	16,800	686,862

		26,319,251

Hong Kong - 2.0%
CK Asset Holdings Ltd.	215,400	1,486,990
CK Hutchison Holdings Ltd.	339,300	2,643,851

		4,130,841

Ireland - 3.2%
AIB Group PLC (A) (C)	382,000	984,274
DCC PLC	26,000	2,128,456
Ryanair Holdings PLC, ADR (A)	4,285	463,680
Smurfit Kappa Group PLC	58,321	3,163,802

		6,740,212

Isle of Man - 0.8%
Entain PLC (A)	66,000	1,593,603

Israel - 0.9%
Check Point Software Technologies Ltd. (A)	16,400	1,904,532

	Shares	Value
COMMON STOCKS (continued)
Italy - 1.0%
Mediobanca Banca di Credito Finanziario SpA (A)	87,418	$ 1,021,011
Prysmian SpA	30,535	1,094,534

		2,115,545

Japan - 22.6%
Astellas Pharma, Inc.	151,300	2,634,591
Denka Co. Ltd.	25,360	843,469
FANUC Corp.	9,400	2,267,186
Fujitsu Ltd.	10,910	2,042,648
Hitachi Ltd.	50,540	2,893,784
Japan Airlines Co. Ltd. (A)	41,700	901,226
Kirin Holdings Co. Ltd. (C)	84,100	1,639,683
Kyocera Corp.	24,000	1,483,703
Matsumotokiyoshi Holdings Co. Ltd.	5,600	247,248
Nintendo Co. Ltd.	5,000	2,908,322
Olympus Corp.	120,000	2,384,986
ORIX Corp.	190,100	3,207,547
Rakuten Group, Inc.	209,300	2,362,502
Sega Sammy Holdings, Inc.	84,700	1,111,595
Seven & i Holdings Co. Ltd.	79,700	3,800,089
Sony Group Corp.	59,100	5,753,333
Square Enix Holdings Co. Ltd.	27,100	1,344,084
Sumitomo Mitsui Financial Group, Inc. (C)	78,500	2,706,287
Toshiba Corp. (C)	63,150	2,731,318
Toyota Industries Corp.	43,800	3,788,811

		47,052,412

Luxembourg - 1.0%
ArcelorMittal SA	68,600	2,102,703

Netherlands - 5.5%
ASML Holding NV	4,600	3,160,309
EXOR NV	8,600	688,940
Heineken Holding NV	26,843	2,703,881
Koninklijke Philips NV	63,795	3,161,201
NXP Semiconductors NV	8,800	1,810,336

		11,524,667

Norway - 0.9%
Mowi ASA	75,400	1,917,806

Republic of Korea - 1.8%
Samsung Electronics Co. Ltd.	52,800	3,783,652

Singapore - 1.3%
DBS Group Holdings Ltd.	121,900	2,702,342

Spain - 0.4%
Siemens Gamesa Renewable Energy SA	22,400	747,952

Sweden - 2.3%
Essity AB, Class B	32,000	1,061,170
Investor AB, B Shares	79,312	1,828,010
Lundin Energy AB (C)	14,500	513,035
Volvo AB, B Shares (C)	61,849	1,488,030

		4,890,245

Switzerland - 12.6%
ABB Ltd.	80,400	2,727,648
Alcon, Inc.	33,300	2,331,450
Cie Financiere Richemont SA	12,900	1,560,827
Glencore PLC (A)	289,800	1,240,524
Nestle SA	42,876	5,339,284
Novartis AG	38,380	3,497,651

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Roche Holding AG	11,000	$ 4,143,799
Siemens Energy AG (A)	59,353	1,789,004
UBS Group AG	233,900	3,579,599

		26,209,786

United Kingdom - 15.2%
Ashtead Group PLC	22,100	1,639,825
Aviva PLC	329,960	1,852,664
Barratt Developments PLC	84,300	810,688
British Land Co. PLC, REIT	271,200	1,856,622
Bunzl PLC	39,200	1,295,444
IG Group Holdings PLC	30,900	362,041
Imperial Brands PLC	71,399	1,537,790
Inchcape PLC	98,387	1,045,919
Informa PLC (A)	179,204	1,243,431
Kingfisher PLC	422,900	2,132,316
Liberty Global PLC, Class C (A)	66,595	1,800,729
Linde PLC	6,700	1,936,970
Lloyds Banking Group PLC	3,093,800	1,998,170
Melrose Industries PLC	480,600	1,031,126
Persimmon PLC	43,400	1,775,842
Reckitt Benckiser Group PLC	9,700	858,350

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Savills PLC	9,900	$ 157,489
Smith & Nephew PLC	92,300	1,994,978
Tesco PLC	784,026	2,417,989
Unilever PLC	65,293	3,820,979

		31,569,362

Total Common Stocks (Cost $167,683,547)		207,632,941

OTHER INVESTMENT COMPANY - 2.5%
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (D)	5,222,366	5,222,366

Total Other Investment Company (Cost $5,222,366)		5,222,366

Total Investments (Cost $172,905,913)		212,855,307
Net Other Assets (Liabilities) - (2.2)%		(4,582,321)

Net Assets - 100.0%		$208,272,986

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Industrial Conglomerates	7.0%	$14,978,699
Pharmaceuticals	6.7	14,291,732
Banks	5.7	12,141,610
Health Care Equipment & Supplies	4.6	9,872,615
Capital Markets	4.4	9,401,872
Household Durables	3.9	8,339,863
Semiconductors & Semiconductor Equipment	3.7	7,777,380
Diversified Financial Services	3.5	7,503,129
Food Products	3.4	7,257,090
Chemicals	3.1	6,665,807
Food & Staples Retailing	3.0	6,465,326
Multi-Utilities	3.0	6,382,229
Electrical Equipment	3.0	6,359,138
Beverages	2.7	5,771,252
Entertainment	2.6	5,491,524
Software	2.3	4,821,463
Insurance	2.1	4,544,656
Trading Companies & Distributors	2.0	4,347,142
IT Services	2.0	4,270,910
Metals & Mining	1.9	3,958,034
Personal Products	1.8	3,820,979
Auto Components	1.8	3,788,811
Technology Hardware, Storage & Peripherals	1.8	3,783,652
Oil, Gas & Consumable Fuels	1.8	3,783,432
Machinery	1.8	3,755,216
Construction Materials	1.5	3,242,377
Containers & Packaging	1.5	3,163,802
Health Care Providers & Services	1.5	3,098,724
Air Freight & Logistics	1.3	2,761,394
Real Estate Management & Development	1.3	2,684,405
Internet & Direct Marketing Retail	1.1	2,362,502

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Specialty Retail	1.0%	$2,132,316
Household Products	0.9	1,919,520
Equity Real Estate Investment Trusts	0.9	1,856,622
Diversified Telecommunication Services	0.8	1,800,729
Hotels, Restaurants & Leisure	0.8	1,593,603
Textiles, Apparel & Luxury Goods	0.7	1,560,827
Tobacco	0.7	1,537,790
Electronic Equipment, Instruments & Components	0.7	1,483,703
Airlines	0.6	1,364,906
Media	0.6	1,243,431
Aerospace & Defense	0.6	1,232,947
Leisure Products	0.5	1,111,595
Distributors	0.5	1,045,919
Marine	0.4	862,268

Investments	97.5	207,632,941
Short-Term Investments	2.5	5,222,366

Total Investments	100.0%	$212,855,307

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$8,531,054	$199,101,887	$—	$207,632,941
Other Investment Company	5,222,366	—	—	5,222,366

Total Investments	$13,753,420	$199,101,887	$—	$212,855,307

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of the 144A security is $617,124, representing 0.3% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,408,443, collateralized by cash collateral of $5,222,366 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,768,555. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at June 30, 2021.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $172,905,913) (including securities loaned of $11,408,443)	$212,855,307
Foreign currency, at value (cost $162,255)	162,124
Receivables and other assets:
Investments sold	613,417
Net income from securities lending	2,181
Shares of beneficial interest sold	25,961
Dividends	402,490
Tax reclaims	583,796
Prepaid expenses	755

Total assets	214,646,031

Liabilities:
Cash collateral received upon return of:
Securities on loan	5,222,366
Payables and other liabilities:
Investments purchased	139,307
Shares of beneficial interest redeemed	4,083
Due to custodian	758,353
Investment management fees	149,357
Distribution and service fees	17,642
Transfer agent costs	400
Trustees, CCO and deferred compensation fees	2,866
Audit and tax fees	10,956
Custody fees	45,104
Legal fees	689
Printing and shareholder reports fees	14,536
Other accrued expenses	7,386

Total liabilities	6,373,045

Net assets	$208,272,986

Net assets consist of:
Capital stock ($0.01 par value)	$130,604
Additional paid-in capital	165,535,744
Total distributable earnings (accumulated losses)	42,606,638

Net assets	$208,272,986

Net assets by class:
Initial Class	$132,327,899
Service Class	75,945,087

Shares outstanding:
Initial Class	8,266,055
Service Class	4,794,377

Net asset value and offering price per share:
Initial Class	$16.01
Service Class	15.84

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$4,656,867
Net income from securities lending	17,151
Withholding taxes on foreign income	(422,515)

Total investment income	4,251,503

Expenses:
Investment management fees	781,138
Distribution and service fees:
Service Class	90,550
Transfer agent costs	1,350
Trustees, CCO and deferred compensation fees	5,068
Audit and tax fees	11,017
Custody fees	45,773
Legal fees	5,380
Printing and shareholder reports fees	7,574
Other	7,554

Total expenses	955,404

Net investment income (loss)	3,296,099

Net realized gain (loss) on:
Investments	6,718,389
Foreign currency transactions	(1,950)

Net realized gain (loss)	6,716,439

Net change in unrealized appreciation (depreciation) on:
Investments	11,140,349
Translation of assets and liabilities denominated in foreign currencies	(28,487)

Net change in unrealized appreciation (depreciation)	11,111,862

Net realized and change in unrealized gain (loss)	17,828,301

Net increase (decrease) in net assets resulting from operations	$21,124,400

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$3,296,099	$2,524,554
Net realized gain (loss)	6,716,439	(6,351,470)
Net change in unrealized appreciation (depreciation)	11,111,862	15,349,668

Net increase (decrease) in net assets resulting from operations	21,124,400	11,522,752

Dividends and/or distributions to shareholders:
Initial Class	—	(3,661,878)
Service Class	—	(1,618,856)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(5,280,734)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,115,243	12,230,558
Service Class	7,260,897	13,174,082

	10,376,140	25,404,640

Dividends and/or distributions reinvested:
Initial Class	—	3,661,878
Service Class	—	1,618,856

	—	5,280,734

Cost of shares redeemed:
Initial Class	(11,176,691)	(25,898,761)
Service Class	(7,027,085)	(7,165,607)

	(18,203,776)	(33,064,368)

Net increase (decrease) in net assets resulting from capital share transactions	(7,827,636)	(2,378,994)

Net increase (decrease) in net assets	13,296,764	3,863,024

Net assets:
Beginning of period/year	194,976,222	191,113,198

End of period/year	$208,272,986	$194,976,222

Capital share transactions - shares:
Shares issued:
Initial Class	200,094	973,150
Service Class	469,803	1,077,812

	669,897	2,050,962

Shares reinvested:
Initial Class	—	294,127
Service Class	—	131,081

	—	425,208

Shares redeemed:
Initial Class	(732,789)	(2,014,841)
Service Class	(462,769)	(613,145)

	(1,195,558)	(2,627,986)

Net increase (decrease) in shares outstanding:
Initial Class	(532,695)	(747,564)
Service Class	7,034	595,748

	(525,661)	(151,816)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$14.40		$13.95	$11.90	$14.43	$12.00	$12.20

Investment operations:
Net investment income (loss) (A)	0.26		0.20	0.30	0.29	0.36	0.27	(B)
Net realized and unrealized gain (loss)	1.35		0.65	2.15	(2.49)	2.37	(0.14)

Total investment operations	1.61		0.85	2.45	(2.20)	2.73	0.13

Dividends and/or distributions to shareholders:
Net investment income	—		(0.40)	(0.19)	(0.33)	(0.30)	(0.33)
Net realized gains	—		—	(0.21)	—	—	—

Total dividends and/or distributions to shareholders	—		(0.40)	(0.40)	(0.33)	(0.30)	(0.33)

Net asset value, end of period/year	$16.01		$14.40	$13.95	$11.90	$14.43	$12.00

Total return	11.18	%(C)	6.54%	21.06%	(15.52)%	22.91%	1.08%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$132,328		$126,686	$133,161	$125,396	$88,588	$74,507
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(D)	0.88%	0.84%	0.90%	0.93%	0.91%
Including waiver and/or reimbursement and recapture	0.85	%(D)	0.88%	0.84%	0.90%	0.93%	0.89	%(B)
Net investment income (loss) to average net assets	3.34	%(D)	1.59%	2.28%	2.11%	2.67%	2.32	%(B)
Portfolio turnover rate	12	%(C)	20%	16%	32%	24%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of period/year	$14.26		$13.83	$11.80	$14.31	$11.90	$12.11

Investment operations:
Net investment income (loss) (A)	0.24		0.16	0.26	0.27	0.31	0.24	(B)
Net realized and unrealized gain (loss)	1.34		0.64	2.13	(2.48)	2.37	(0.14)

Total investment operations	1.58		0.80	2.39	(2.21)	2.68	0.10

Dividends and/or distributions to shareholders:
Net investment income	—		(0.37)	(0.15)	(0.30)	(0.27)	(0.31)
Net realized gains	—		—	(0.21)	—	—	—

Total dividends and/or distributions to shareholders	—		(0.37)	(0.36)	(0.30)	(0.27)	(0.31)

Net asset value, end of period/year	$15.84		$14.26	$13.83	$11.80	$14.31	$11.90

Total return	11.08	%(C)	6.20%	20.74%	(15.70)%	22.66%	0.77%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$75,945		$68,290	$57,952	$45,879	$57,981	$37,771
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.10	%(D)	1.13%	1.09%	1.15%	1.18%	1.16%
Including waiver and/or reimbursement and recapture	1.10	%(D)	1.13%	1.09%	1.15%	1.18%	1.14	%(B)
Net investment income (loss) to average net assets	3.09	%(D)	1.28%	2.01%	1.98%	2.28%	2.06	%(B)
Portfolio turnover rate	12	%(C)	20%	16%	32%	24%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica TS&W International Equity VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2021, commissions recaptured are $1,755.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$5,222,366	$—	$—	$—	$5,222,366
Total Borrowings	$5,222,366	$—	$—	$—	$5,222,366

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may be more difficult to value than investments in U.S. issuers.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.77%
Over $500 million up to $1 billion	0.75
Over $1 billion up to $2 billion	0.72
Over $2 billion up to $6 billion	0.69
Over $6 billion	0.68

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2021
Initial Class	0.92%	May 1, 2022
Service Class	1.17	May 1, 2022
Prior to May 1, 2021
Initial Class	0.95
Service Class	1.20

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 23,062,372	$ —	$ 23,060,343	$ —

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 172,905,913	$ 47,535,017	$ (7,585,623)	$ 39,949,394

10. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica TS&W International Equity VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Thompson, Siegel & Walmsley LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe but below its benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2013 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica TS&W International Equity VP

APPROVAL OF SUB-ADVISORY AGREEMENTS

(unaudited)

On July 22, 2021, Pendal Group Limited (“Pendal”) acquired Thompson, Siegel & Walmsley LLC (“TSW”) (the “Acquisition”). The Acquisition constituted an “assignment,” within the meaning of the Investment Company Act of 1940, of the sub-advisory agreements between Transamerica Asset Management, Inc. (“TAM”) and TSW, resulting in their automatic termination.

In anticipation of the closing of the Acquisition, the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”), at a meeting held on June 16-17, 2021, considered the continued retention of TSW as sub-adviser to Transamerica Small/Mid Cap Value VP and Transamerica TS&W International Equity VP (each a “Portfolio” and collectively, the “Portfolios”). Following their review and consideration, the Board Members determined that the terms of the proposed sub-advisory agreements between TAM and TSW, with respect to the Portfolios (the “New Sub-Advisory Agreements”), were reasonable, and approval of each New Sub-Advisory Agreement was in the best interests of the applicable Portfolio and the contract holders invested in such Portfolio. The Board Members, including the independent members of the Board (the “Independent Board Members”), unanimously approved the New Sub-Advisory Agreements to take effect upon the closing of the Acquisition.

To assist the Board Members in their consideration of the New Sub-Advisory Agreement, the Board Members requested and received from TAM and TSW certain materials and information in advance of the meeting. The Board Members then reviewed such information as they deemed reasonably necessary to evaluate the New Sub-Advisory Agreement. In addition, the Independent Board Members consulted with counsel, including independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.

Among other matters, the Board Members considered:

(a)        that TSW would remain the sub-adviser to the Portfolios and that the Acquisition is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolios and the contract holders, including compliance services;

(b)        that the Acquisition is not expected to result in any changes to the investment process employed by TSW in sub-advising the Portfolios;

(c)        that TSW will gain a strategic partner in Pendal that is focused on investing in TSW’s business, with the potential to provide opportunities for TSW’s clients and employees;

(d)        that the Acquisition is not expected to result in any changes to the personnel who are primarily responsible for managing the Portfolios; and

(e)        that the New Sub-Advisory Agreements will not result in any change in the rate of sub-advisory fees payable by TAM to TSW.

In approving the New Sub-Advisory Agreements, the Board Members also relied, as to TSW’s services, fees, profitability and fallout benefits, on their deliberations in connection with the renewal of the existing sub-advisory agreements at the same meeting.

In their deliberations, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. The Board Members based their decisions on the considerations discussed above, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, concluded that the approval of each New Sub-Advisory Agreement was in the best interests of the applicable Portfolio and the contract holders and unanimously approved the New Sub-Advisory Agreements to take effect upon the closing of the Acquisition.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica WMC US Growth VP

DISCLOSURE OF EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,114.60	$3.41	$1,021.60	$3.26	0.65%
Service Class	1,000.00	1,113.60	4.72	1,020.30	4.51	0.90

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2021

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.8%
Repurchase Agreement	0.3
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 0.9%
Raytheon Technologies Corp.	454,653	$38,786,447

Air Freight & Logistics - 1.0%
FedEx Corp.	149,593	44,628,080

Automobiles - 1.1%
Tesla, Inc. (A)	67,225	45,692,833

Beverages - 2.0%
Constellation Brands, Inc., Class A	181,695	42,496,644
Monster Beverage Corp. (A)	490,984	44,851,388

		87,348,032

Biotechnology - 3.0%
Exact Sciences Corp. (A) (B)	164,165	20,407,351
Horizon Therapeutics PLC (A)	142,740	13,366,174
Regeneron Pharmaceuticals, Inc. (A)	65,927	36,822,866
Seagen, Inc. (A)	169,908	26,825,075
Vertex Pharmaceuticals, Inc. (A)	172,828	34,847,310

		132,268,776

Building Products - 0.9%
Fortune Brands Home & Security, Inc.	393,811	39,227,514

Capital Markets - 0.6%
S&P Global, Inc.	61,236	25,134,316

Chemicals - 0.9%
PPG Industries, Inc.	222,745	37,815,419

Commercial Services & Supplies - 0.6%
Copart, Inc. (A)	207,878	27,404,557

Consumer Finance - 1.6%
American Express Co.	432,389	71,443,635

Electronic Equipment, Instruments & Components - 0.3%
Cognex Corp.	127,900	10,749,995

Entertainment - 2.9%
Netflix, Inc. (A)	158,909	83,937,323
Walt Disney Co. (A)	251,802	44,259,237

		128,196,560

Equity Real Estate Investment Trusts - 0.9%
American Tower Corp.	152,595	41,222,013

Health Care Equipment & Supplies - 3.2%
Align Technology, Inc. (A)	56,842	34,730,462
Baxter International, Inc.	397,565	32,003,982
Edwards Lifesciences Corp. (A)	352,540	36,512,568
Teleflex, Inc.	84,806	34,074,203

		137,321,215

Health Care Providers & Services - 1.8%
agilon health, Inc. (A)	142,400	5,777,168
UnitedHealth Group, Inc.	182,114	72,925,730

		78,702,898

Hotels, Restaurants & Leisure - 4.0%
Airbnb, Inc., Class A (A)	232,594	35,619,445
Booking Holdings, Inc. (A)	25,147	55,023,899
Chipotle Mexican Grill, Inc. (A)	38,138	59,126,867
Penn National Gaming, Inc. (A) (B)	335,460	25,659,336

		175,429,547

Household Products - 1.1%
Procter & Gamble Co.	367,194	49,545,486

Interactive Media & Services - 9.6%
Alphabet, Inc., Class A (A)	86,097	210,230,794

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Facebook, Inc., Class A (A)	604,376	$ 210,147,579

		420,378,373

Internet & Direct Marketing Retail - 7.0%
Amazon.com, Inc. (A)	88,633	304,911,701

IT Services - 9.7%
EPAM Systems, Inc. (A)	96,269	49,189,608
FleetCor Technologies, Inc. (A)	195,731	50,118,880
Global Payments, Inc.	234,521	43,982,068
GoDaddy, Inc., Class A (A)	515,274	44,808,227
Mastercard, Inc., Class A	274,290	100,140,536
PayPal Holdings, Inc. (A)	359,950	104,918,226
Square, Inc., Class A (A) (B)	131,332	32,018,742

		425,176,287

Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	113,826	57,421,802

Machinery - 1.9%
Deere & Co.	126,849	44,740,911
Nordson Corp.	176,097	38,655,052

		83,395,963

Pharmaceuticals - 1.8%
Eli Lilly & Co.	333,496	76,544,002

Professional Services - 1.7%
Equifax, Inc.	154,523	37,009,804
Leidos Holdings, Inc.	349,703	35,354,973

		72,364,777

Semiconductors & Semiconductor Equipment - 8.5%
Advanced Micro Devices, Inc. (A)	582,120	54,678,532
Entegris, Inc.	316,612	38,933,778
KLA Corp.	138,693	44,965,657
Marvell Technology, Inc.	636,597	37,132,703
Micron Technology, Inc. (A)	336,400	28,587,272
NVIDIA Corp.	54,569	43,660,657
Skyworks Solutions, Inc.	185,771	35,621,589
Teradyne, Inc.	241,779	32,388,715
Texas Instruments, Inc.	295,988	56,918,492

		372,887,395

Software - 17.1%
Adobe, Inc. (A)	185,881	108,859,349
DocuSign, Inc. (A)	90,356	25,260,827
Five9, Inc. (A)	172,199	31,579,575
Microsoft Corp.	1,319,772	357,526,235
RingCentral, Inc., Class A (A)	120,297	34,955,902
salesforce.com, Inc. (A)	330,739	80,789,615
ServiceNow, Inc. (A)	92,419	50,788,861
Workday, Inc., Class A (A)	226,804	54,147,187

		743,907,551

Specialty Retail - 1.7%
TJX Cos., Inc.	1,098,043	74,030,059

Technology Hardware, Storage & Peripherals - 9.1%
Apple, Inc.	2,597,315	355,728,262
NetApp, Inc.	497,925	40,740,224

		396,468,486

Textiles, Apparel & Luxury Goods - 3.6%
Lululemon Athletica, Inc. (A)	149,970	54,734,551
NIKE, Inc., Class B	469,925	72,598,713

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	340,211	$ 27,910,911

		155,244,175

Total Common Stocks (Cost $2,416,772,039)		4,353,647,894

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 0.00% (C), dated 06/30/2021, to be repurchased at $15,172,424 on 07/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 06/30/2023, and with a value of $15,475,907.	$15,172,424	15,172,424

Total Repurchase Agreement (Cost $15,172,424)		15,172,424

Total Investments (Cost $2,431,944,463)		4,368,820,318
Net Other Assets (Liabilities) - (0.1)%		(5,202,935)

Net Assets - 100.0%		$4,363,617,383

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$4,353,647,894	$—	$—	$4,353,647,894
Repurchase Agreement	—	15,172,424	—	15,172,424

Total Investments	$4,353,647,894	$15,172,424	$—	$4,368,820,318

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $63,177,099, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $64,555,547. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at June 30, 2021.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica WMC US Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

Assets:
Investments, at value (cost $2,416,772,039) (including securities loaned of $63,177,099)	$4,353,647,894
Repurchase agreement, at value (cost $15,172,424)	15,172,424
Foreign currency, at value (cost $10,554)	11,259
Receivables and other assets:
Investments sold	56,954,618
Net income from securities lending	4,098
Shares of beneficial interest sold	35,666
Dividends	1,074,179
Tax reclaims	172,958
Prepaid expenses	16,178

Total assets	4,427,089,274

Liabilities:
Payables and other liabilities:
Investments purchased	54,582,039
Shares of beneficial interest redeemed	5,920,568
Investment management fees	2,364,266
Distribution and service fees	107,064
Transfer agent costs	10,227
Trustees, CCO and deferred compensation fees	57,895
Audit and tax fees	28,239
Custody fees	126,114
Legal fees	21,334
Printing and shareholder reports fees	187,698
Other accrued expenses	66,447

Total liabilities	63,471,891

Net assets	$4,363,617,383

Net assets consist of:
Capital stock ($0.01 par value)	$898,936
Additional paid-in capital	1,511,429,238
Total distributable earnings (accumulated losses)	2,851,289,209

Net assets	$4,363,617,383

Net assets by class:
Initial Class	$3,877,302,199
Service Class	486,315,184

Shares outstanding:
Initial Class	79,580,156
Service Class	10,313,414

Net asset value and offering price per share:
Initial Class	$48.72
Service Class	47.15

STATEMENT OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

Investment Income:
Dividend income	$11,951,152
Net income from securities lending	38,293

Total investment income	11,989,445

Expenses:
Investment management fees	12,806,438
Distribution and service fees:
Service Class	577,638
Transfer agent costs	29,467
Trustees, CCO and deferred compensation fees	101,900
Audit and tax fees	33,181
Custody fees	121,429
Legal fees	118,631
Printing and shareholder reports fees	105,380
Other	82,913

Total expenses	13,976,977

Net investment income (loss)	(1,987,532)

Net realized gain (loss) on:
Investments	293,642,950

Net change in unrealized appreciation (depreciation) on:
Investments	165,856,326
Translation of assets and liabilities denominated in foreign currencies	(463)

Net change in unrealized appreciation (depreciation)	165,855,863

Net realized and change in unrealized gain (loss)	459,498,813

Net increase (decrease) in net assets resulting from operations	$457,511,281

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica WMC US Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$(1,987,532)	$2,986,533
Net realized gain (loss)	293,642,950	621,731,122
Net change in unrealized appreciation (depreciation)	165,855,863	579,079,354

Net increase (decrease) in net assets resulting from operations	457,511,281	1,203,797,009

Dividends and/or distributions to shareholders:
Initial Class	—	(268,024,464)
Service Class	—	(30,802,695)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(298,827,159)

Capital share transactions:
Proceeds from shares sold:
Initial Class	34,320,889	270,387,932
Service Class	12,296,026	55,333,512

	46,616,915	325,721,444

Dividends and/or distributions reinvested:
Initial Class	—	268,024,464
Service Class	—	30,802,695

	—	298,827,159

Cost of shares redeemed:
Initial Class	(210,038,337)	(768,134,649)
Service Class	(34,209,134)	(67,650,678)

	(244,247,471)	(835,785,327)

Net increase (decrease) in net assets resulting from capital share transactions	(197,630,556)	(211,236,724)

Net increase (decrease) in net assets	259,880,725	693,733,126

Net assets:
Beginning of period/year	4,103,736,658	3,410,003,532

End of period/year	$4,363,617,383	$4,103,736,658

Capital share transactions - shares:
Shares issued:
Initial Class	783,045	7,340,366
Service Class	282,066	1,603,800

	1,065,111	8,944,166

Shares reinvested:
Initial Class	—	6,943,639
Service Class	—	822,722

	—	7,766,361

Shares redeemed:
Initial Class	(4,622,226)	(20,079,456)
Service Class	(775,671)	(1,954,673)

	(5,397,897)	(22,034,129)

Net increase (decrease) in shares outstanding:
Initial Class	(3,839,181)	(5,795,451)
Service Class	(493,605)	471,849

	(4,332,786)	(5,323,602)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica WMC US Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$43.71		$34.35	$26.86	$29.25	$23.30		$23.71

Investment operations:
Net investment income (loss) (A)	(0.02)		0.04	0.05	0.04	0.13		0.13	(B)
Net realized and unrealized gain (loss)	5.03		12.37	10.31	0.42	6.59		0.56

Total investment operations	5.01		12.41	10.36	0.46	6.72		0.69

Dividends and/or distributions to shareholders:
Net investment income	—		(0.04)	(0.04)	(0.16)	(0.12)		(0.10)
Net realized gains	—		(3.01)	(2.83)	(2.69)	(0.65)		(1.00)

Total dividends and/or distributions to shareholders	—		(3.05)	(2.87)	(2.85)	(0.77)		(1.10)

Net asset value, end of period/year	$48.72		$43.71	$34.35	$26.86	$29.25		$23.30

Total return	11.46	%(C)	37.30%	40.05%	0.21%	29.20%		2.81%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,877,302		$3,646,030	$3,064,686	$2,313,734	$2,507,627		$2,259,537
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.65	%(D)	0.65%	0.68%	0.70%	0.70	%(E)	0.70	%(E)
Including waiver and/or reimbursement and recapture	0.65	%(D)	0.65%	0.68%	0.70%	0.70	%(E)	0.69	%(B)(E)
Net investment income (loss) to average net assets	(0.07	)%(D)	0.11%	0.15%	0.15%	0.48%		0.56	%(B)
Portfolio turnover rate	16	%(C)	30%	26%	28%	34%		46%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017		December 31, 2016
Net asset value, beginning of period/year	$42.35		$33.41	$26.22	$28.62	$22.82		$23.25

Investment operations:
Net investment income (loss) (A)	(0.07)		(0.05)	(0.03)	(0.03)	0.05		0.07	(B)
Net realized and unrealized gain (loss)	4.87		12.00	10.05	0.41	6.46		0.54

Total investment operations	4.80		11.95	10.02	0.38	6.51		0.61

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.09)	(0.06)		(0.04)
Net realized gains	—		(3.01)	(2.83)	(2.69)	(0.65)		(1.00)

Total dividends and/or distributions to shareholders	—		(3.01)	(2.83)	(2.78)	(0.71)		(1.04)

Net asset value, end of period/year	$47.15		$42.35	$33.41	$26.22	$28.62		$22.82

Total return	11.36	%(C)	36.94%	39.68%	(0.03)%	28.86%		2.54%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$486,315		$457,707	$345,318	$208,921	$238,839		$174,774
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90	%(D)	0.90%	0.93%	0.95%	0.95	%(E)	0.95	%(E)
Including waiver and/or reimbursement and recapture	0.90	%(D)	0.90%	0.93%	0.95%	0.95	%(E)	0.94	%(B)(E)
Net investment income (loss) to average net assets	(0.32	)%(D)	(0.14)%	(0.10)%	(0.10)%	0.21%		0.29	%(B)
Portfolio turnover rate	16	%(C)	30%	26%	28%	34%		46%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC US Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2021, commissions recaptured are $15,483.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2021, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2021.

Repurchase agreements at June 30, 2021, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK FACTORS (continued)

Market risk: The market values of the Portfolio’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Large capitalization companies risk: The Portfolio’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.6800%
Over $500 million up to $800 million	0.6700
Over $800 million up to $1 billion	0.6575
Over $1 billion up to $2 billion	0.6130
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion	0.5700

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit
Initial Class	0.74%	May 1, 2022
Service Class	0.99	May 1, 2022

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2021 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2021, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2022. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2021, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2021, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30, 2021, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:

Purchases	Sales	Net Realized Gains/(Losses)
$ 1,734,035	$ —	$ —

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 664,334,970	$ —	$ 854,114,205	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 2,431,944,463	$ 1,945,279,924	$ (8,404,069)	$ 1,936,875,855

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 16-17, 2021, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica WMC US Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Wellington Management Company LLP (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2022.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2020. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 1-year period and below the median for the past 10-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 3-year period and below its benchmark for the past 1-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio using its current investment strategies on July 1, 2014.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees and TAM agreed upon an additional breakpoint for the Portfolio’s management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2021

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The series of Transamerica Series Trust (the “Trust”), excluding Transamerica BlackRock Government Money Market VP (for purposes of this section only, the “Portfolios”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Portfolios, as the Program administrator for the Portfolios. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Portfolios, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 10 -11, 2021 (the “Meeting”) to review the Program with respect to the Portfolios, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2020 Global Pandemic and assessed the Program’s adequacy and effectiveness, including any material changes to the Program (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also described the Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Portfolios’ holdings, a HLIM was not currently required for the Portfolios in the Trust. The Report noted one material change to the classification methodology during the Program Reporting Period. The Report reviewed the change and why the Committee believes the change is an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Portfolio’s liquidity risk based on a variety of factors including: (1) the Portfolio’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources.

The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Portfolio’s liquidity risk pursuant to the requirements of the Liquidity Rule.

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolios are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Portfolios, upon request by calling 1-800-851-9777; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.tranasmercia.com.

You may also visit the Trust’s website at www.transamericaseriestrust.com for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Item 2:	Code of Ethics.

(a)	Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

  Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

  Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

  Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

  Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

  Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule

30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not Applicable.

Item 13:	Exhibits.

(a)(1)	Not applicable

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not Applicable.

(a)(4)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer (Principal Executive Officer)

Date:	September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer (Principal Executive Officer)

Date:	September 2, 2021

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer

Date:	September 2, 2021

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)	Section 302 N-CSR Certification of Principal Executive Officer and Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer